UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814

(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 470-8000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Annual Report

December 31, 2004

Classic ProFunds

Bull

Mid-Cap

Small-Cap

OTC

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraJapan

Inverse ProFunds

Bear

Short Small-Cap

Short OTC

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort OTC

UltraSector ProFunds

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Mobile Telecommunications

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Bond Benchmarked ProFunds

U.S. Government Plus

Rising Rates Opportunity

Money Market ProFund

Money Market

1

i Message from the Chairman

xlviii Allocation of Portfolio Holdings & Index Composition

lxx Expense Examples

Schedule of Portfolio Investments

1	Bull ProFund
3	Mid-Cap ProFund
8	Small-Cap ProFund
10	OTC ProFund
12	Large-Cap Value ProFund
16	Large-Cap Growth ProFund
19	Mid-Cap Value ProFund
22	Mid-Cap Growth ProFund
25	Small-Cap Value ProFund
30	Small-Cap Growth ProFund
33	Europe 30 ProFund
34	UltraBull ProFund
36	UltraMid-Cap ProFund
41	UltraSmall-Cap ProFund
43	UltraDow 30 ProFund
44	UltraOTC ProFund
46	UltraJapan ProFund
47	Bear ProFund
48	Short Small-Cap ProFund
49	Short OTC ProFund
50	UltraBear ProFund
51	UltraShort Mid-Cap ProFund
52	UltraShort Small- Cap ProFund
53	UltraShort Dow 30 ProFund
54	UltraShort OTC ProFund
55	Banks UltraSector ProFund
57	Basic Materials UltraSector ProFund
59	Biotechnology UltraSector ProFund
60	Consumer Goods UltraSector ProFund
62	Consumer Services UltraSector ProFund
65	Financials UltraSector ProFund
68	Health Care UltraSector ProFund
71	Industrials UltraSector ProFund
74	Internet UltraSector ProFund
75	Mobile Telecommunications UltraSector ProFund
76	Oil & Gas UltraSector ProFund
78	Pharmaceuticals UltraSector ProFund
79	Precious Metals UltraSector ProFund
80	Real Estate UltraSector ProFund
82	Semiconductor UltraSector ProFund
84	Technology UltraSector ProFund
87	Telecommunications UltraSector ProFund
88	Utilities UltraSector ProFund
89	U.S. Government Plus ProFund
90	Rising Rates Opportunity ProFund
92	Statements of Assets and Liabilities
102	Statements of Operations
112	Statements of Changes in Net Assets
309	Statements of Changes in Net Assets
131	Financial Highlights
151	Notes to Financial Statements
163	Report of Independent Registered Public Accounting Firm
164	Additional Tax Information
165	Trustees and Officers of ProFunds
Scudder Cash Management Portfolio
167	Portfolio Summary
168	Schedule of Portfolio Investments
171	Statement of Assets and Liabilities
171	Statement of Operations
172	Statement of Changes in Net Assets
173	Financial Highlights
174	Notes to Financial Statement Statements
176	Report of Independent Registered Public Accounting Firm
177	Trustees and Officers

1

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds for the 12 months ended December 31, 2004.

The year 2004 was marked by sturdy economic growth and surprisingly solid gains in both the U.S. stock and bond markets. U.S. equity markets, after treading water for much of the year, surged in the final quarter. The S&P 500® gained a respectable 10.88%, 9.23% in the fourth quarter alone, and the NASDAQ-100® rose 10.75%, after a 14.87% fourth quarter gain.

The bigger surprise may have been the resilience of the U.S. bond market. Though the Federal Reserve, confident the economic recovery was on track, initiated a series of hikes in the short-term Fed Funds interest rate, long-term rates actually declined. The 30-year Treasury Bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier. The total return for the Long Bond was 8.86% for the year ended December 31, 2004.

Other broad trends remained in place: Global equity markets again generally outperformed U.S. markets and small-capitalization stocks again substantially outdistanced their large-cap counterparts.

In today’s market environment, many investors are looking for strategies that go beyond the conventional and the ability to adjust those strategies when they see fit. At ProFunds, we are committed to providing you with innovative ways to navigate the market whether it is rising, falling or moving sideways. And if market conditions change, we give you the flexibility to

Michael L. Sapir – Chairman

adjust your investments without the commonly imposed exchange restrictions.

That combination has contributed to the growing popularity of ProFunds. According to the fund research firm, Strategic Insight, ProFunds was the seventh fastest growing mutual fund company in 2004. Assets across all ProFund portfolios grew by more than 33% during the year, to approximately $7.5 billion as of December 31, 2004.

We deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir

Chairman

Past performance is no guarantee of future results.

There is no guarantee that any ProFund will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than at original purchase.

Investing in ProFunds involves certain risks, including in all or some cases, leverage, liquidity, short sale, small-cap company, international investing and repurchase agreement risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds permit active investment strategies that can decrease performance and increase expenses.

PROFUNDS

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors use a quantitative approach in seeking to achieve the investment objectives of each ProFund.1 Using this approach, ProFund Advisors LLC (PFA) determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark.2

PFA seeks to position each portfolio such that it remains fully invested at all times in securities or financial instruments that provide exposure to its benchmark, without regard to market conditions, trends, or direction. PFA does not invest the assets of the ProFunds in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds seek to provide daily correlation with their benchmarks, because mathematical compounding would prevent the ProFunds from achieving similar results over a period of time other than daily.

Factors that materially affected the performance of each ProFund during 2004:3

The major factors that influenced the performance of the ProFunds included the cumulative effect of the daily price performance of each ProFund’s benchmark, the amount of leverage, if any, employed by a ProFund and whether the ProFund is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFunds include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

•	Benchmark Performance: The performance of the index or security underlying each ProFund’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds, indexes do not actually hold a portfolio of securities and/or financial instruments and therefore do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds negatively impact the performance of the ProFunds. Performance for each ProFund will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund’s benchmark, as well as for each ProFund’s performance.
•	Leverage and Correlation: Each ProFund is benchmarked to a positive or negative multiple of an index’s or security’s daily return. The performance of ProFunds that have a daily investment objective that is greater than 100% of the daily performance of an index or a security (U.S. Government Plus, UltraBull, UltraMid-Cap, UltraSmall-Cap, UltraJapan, UltraDow 30, UltraOTC, and all UltraSector ProFunds) was impacted proportionately more by the daily performance of an index or security. ProFunds that are designed to have an inverse (negative) daily correlation to the index or security (Bear, Short Small-Cap, Short OTC, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, UltraShort OTC, UltraBear, and Rising Rates Opportunity ProFunds) were inversely affected by the daily performance of the underlying index or security and the factors affecting that index or security on a daily basis. Certain of these inverse funds are also leveraged (UltraShort OTC, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, UltraBear, and Rising Rates Opportunity ProFunds). For these funds, the inverse effect discussed above is amplified.

General Factors Affecting Benchmark and Fund Performance

In 2004, the S&P 500 Index rose by 10.88%.4 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 19.23%4 in U.S. dollar terms.

We believe that the factors affecting domestic equity markets included continued economic growth, a low real interest rate environment and subdued inflation. Investor confidence in overall employment and business prospects seemed to outweigh the effects of pronounced geopolitical tensions, election year divisions and surging crude oil prices.

For 2004 as a whole, the economy grew more rapidly than in the year earlier. Real (inflation-adjusted) Gross Domestic Product grew at an annualized rate of 4.4% in 2004, compared with 3.0% in 2003.

The year’s growth was paced by strong consumer spending, especially on automobiles and other “durables” such as household furniture and appliances, electronic items and jewelry; a pick-up in business investment in equipment and software, and higher government defense spending. The Fed, confident that the economic recovery remained on track, initiated a series of one quarter percentage point increases in the Fed Funds rate. Beginning in June, it gradually raised the benchmark short-term rate from 1.0%, a 45-year low, to 2.25% as of December 31, 2004, still low by historical measures. Despite higher short-term interest rates, long-term rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier.

[1]	Other than Money Market ProFund
[2]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, UltraOTC ProFund has a benchmark of 200% the daily return of the NASDAQ-100 Index.
[3]	Past performance is no guarantee of future results.
[4]	The index returns account for the theoretical reinvestment of dividends in the index.

i

Bull ProFund

The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2004, the Fund had a total return of 9.03%,1 compared to a return of 10.88%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

The S&P 500’s performance was range-bound in the first half of the year, during which time the index was negatively impacted by high oil prices, geopolitical concerns, and uncertainty surrounding the elections in the United States. These factors were offset by a strengthening U.S. economy that, by year end, had posted seven straight quarters of GDP growth in excess of 3%. The index managed to rally 15% by the end of the year from its August lows. Exxon (up 28%) and General Electric (up 21%) were the biggest contributors to the S&P 500 index return. On the opposite side, pharmaceutical giants Merck (down 28%) and Pfizer (down 22%) were the largest drag on the index performance.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Bull ProFund from December 1, 1997 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	5 Year	Since Inception (12/1/97)

Investor	9.03%	0.95%	(5.27)%	1.60%

Service	7.92%	0.01%	(6.14)%	0.69%

S&P 500 Index	10.88%	3.59%	(2.30)%	4.70%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap ProFund

The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2004, the Fund had a total return of 14.60%,1 compared to a return of 16.49%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Mid cap stocks rode the coattails of the strong rally in the small caps, building on the continued strength of the U.S. economy, which by the end of 2004 had posted seven consecutive quarters of 3% or more of annualized GDP growth. The strengthening U.S. economic picture included reduced credit spreads and reduced borrowing costs for mid-cap firms, which helped this index to outperform the S&P 500 by 5.6%.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from September 4, 2001 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (9/4/01)

Investor	14.60%	7.29%	7.23%

Service	13.45%	6.26%	6.37%

S&P MidCap 400 Index	16.49%	10.54%	10.64%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap ProFund

The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2004, the Fund had a total return of 17.08%,1 compared to a return of 18.44%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

For the sixth straight year, the Russell 2000 beat the Russell 1000, which marks the longest streak of small-cap outperformance in the history of the Russell indexes (beginning in 1979). Small-cap stocks sprinted to the finish in a broad based rally, posting a fourth quarter total return of 14.16%. All sectors within the Russell 2000 returned double digit gains for the year, with the exception of technology which was down slightly. Energy, Basic Materials, and Real Estate Investment Trusts all posted impressive gains that contributed to the strong performance of the index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from September 4, 2001 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/041

	1 year	3 year	Since Inception (9/4/01)

Investor	17.08%	8.62%	8.81%

Service	15.87%	7.38%	7.66%

Russell 2000 Index	18.44%	11.53%	12.04%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

OTC ProFund

The OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2004, the Fund had a total return of 9.67%,1 compared to a return of 10.75%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the first eight months of the year escalating oil prices, the conflict in Iraq, rising short-term interest rates and the presidential elections weighed on the market. The NASDAQ-100 then staged a year-end rally fueled by the recovery of technology stocks, which have a 39% weighting in the index. Internet and Mobile Telecommunication companies were among the best performers in 2004.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the OTC ProFund from August 7, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (8/7/00)

Investor	9.67%	(0.28)%	(17.43)%

Service	8.63%	(1.26)%	(18.21)%

NASDAQ-100 Index	10.75%	1.13%	(17.03)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

v

Large-Cap Value ProFund

The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Value Index. For the year ended December 31, 2004, the Fund had a total return of 12.94%1, compared to a return of 15.69%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date.

As in 2003, this large cap value index benefited from its value bias, yet was held back by its large cap tilt in 2004. Value stocks outperformed growth stocks across the capitalization spectrum, but particularly so in the large cap segment of the market. Smaller cap stocks outperformed large cap stocks as they continued to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from October 1, 2002 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	Since Inception (10/1/02)

Investor	12.94%	19.45%

Service	11.75%	18.35%

S&P 500/BARRA Value Index	15.69%	23.64%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Large-Cap Growth ProFund

The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Growth Index. For the year ended December 31, 2004, the Fund had a total return of 3.41%1, compared to a return of 6.14%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date.

This large cap growth index underperformed broader measures of the U.S. equity market. Growth stocks underperformed value stocks across the capitalization spectrum, but particularly so in the large cap segment of the market. Smaller cap stocks outperformed large cap stocks as they continued to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from October 1, 2002 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	Since Inception (10/1/02)

Investor	3.41%	11.90%

Service	2.36%	10.95%

S&P 500/BARRA Growth Index	6.14%	15.14%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap Value ProFund

The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index. For the year ended December 31, 2004, the Fund had a total return of 16.56%,1 compared to a return of 19.01%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date.

This mid cap value index and the fund benefited from both its value bias and its mid cap focus. Value stocks outperformed growth stocks across the capitalization spectrum, continuing a now five year trend. Mid cap stocks outperformed large cap stocks as they continued to take advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from September 4, 2001 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (9/4/01)

Investor	16.56%	10.55%	9.19%

Service	15.35%	9.50%	8.16%

S&P MidCap 400/BARRA Value Index	19.01%	14.46%	13.61%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap Growth ProFund

The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index. For the year ended December 31, 2004, the Fund had a total return of 11.17%,1 compared to a return of 14.02%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date.

This mid cap growth index and the fund benefited from its mid cap focus, but was negatively impacted by its growth tilt. The net result was a return that outpaced broader U.S. equity market measures. Value stocks outperformed growth stocks across the capitalization spectrum, continuing a now five year trend. Mid cap stocks outperformed large cap stocks as they continued to take advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from September 4, 2001 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (9/4/01)

Investor	11.17%	2.88%	3.69%

Service	10.01%	1.83%	2.66%

S&P MidCap 400/BARRA Growth Index	14.02%	6.48%	7.55%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap Value ProFund

The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index. For the year ended December 31, 2004, the Fund had a total return of 20.62%,1 compared to a return of 23.40%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date.

This small cap value index and the fund benefited from both its value bias and its small cap focus. Value stocks outperformed growth stocks across the capitalization spectrum albeit by a small margin within the small cap segment of the market. Small cap stocks significantly outperformed large cap stocks as they were able to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from September 4, 2001 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (9/4/01)

Investor	20.62%	9.91%	9.28%

Service	19.36%	8.74%	8.16%

S&P SmallCap 600/BARRA Value Index	23.40%	13.92%	13.56%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

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Small-Cap Growth ProFund

The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index. For the year ended December 31, 2004, the Fund had a total return of 20.13%1, compared to a return of 22.10%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date.

This small cap growth index and the fund benefited from its small cap focus, but was slightly negatively impacted by its growth tilt. The net result was a return that comfortably outpaced broader U.S. equity market measures. Value stocks outperformed growth stocks across the capitalization spectrum albeit by a small margin within the small cap segment of the market. Small cap stocks significantly outperformed large cap stocks as they were able to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from September 4, 2001 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (9/4/01)

Investor	20.13%	9.13%	9.45%

Service	18.89%	8.03%	8.52%

S&P SmallCap 600/BARRA Growth Index	22.10%	12.38%	12.87%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Europe 30 ProFund

The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.1 For the year ended December 31, 2004, the Fund had a total return of 14.76%,2 compared to a return of 13.96%3 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.4

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method.

The primary European equity market indices recorded single digit returns when reported in local currency terms, including the Dow Jones Global Indices for the U.K (+8.9%), France (+8.5%), and Germany (+5.9%.) After converting into U.S dollar terms, these indices recorded gains of +16.9%, +17.1%, and 14.3%. This reflects the weakening of the U.S. dollar against the Euro (down 7.3%) and the British Pound (down 6.9%.) In the 12 nation Eurozone, the European Central Bank kept its benchmark short-term interest rate at 2% for the entire year, as sluggish GDP growth did not suggest a tighter monetary policy. By the end of 2004 the U.S. Fed Funds target rate had moved higher than the ECB’s rate for the first time since 2001. Top index performers for the year included Elan Corp (+296%), Ericsson (+78%), and Aventis (+44%.) The worst index performers included STMicroelectronics (-28%), Flamel Technologies (-27%), and AstraZeneca (-23%.)

Value of a $10,000 Investment*,1

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from March 15, 1999 to December 31, 2004, assuming the reinvestment of distributions. From March 15, 1999 to September 4, 2001 Europe 30 ProFund sought daily investment results that corresponded to twice (200%) the performance of a different benchmark index, the ProFunds Europe Index (“PEI”).

Average Annual Total Return as of 12/31/20041,2

	1 Year	3 Year	5 Year	Since Inception (3/15/99)

Investor	14.76%	5.73%	(15.24)%	(8.49)%

Service	13.78%	7.73%[7]	(14.64)%[7]	(8.04)%[7]

ProFunds Europe 30 Index[3]	13.96%	5.85%	(5.30)%	0.09%

Dow Jones STOXX 50 Index	16.99%	8.26%	(0.63)%	3.28%

1 Prior to September 4, 2001, Europe 30 ProFund was named “UltraEurope ProFund” and sought daily investment results, that corresponded to twice (200%) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal- weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

2 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

3 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

4 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

5 The inception date of the ProFunds Europe 30 Index was October 18, 1999. Index data is provided for periods prior to October 18, 1999 solely for purposes of comparison.

6 The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

7 The total return shown does not correlate to the Investor Class total return due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction of service fees in 2002.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBull ProFund

The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500® Index. For the year ended December 31, 2004, the Fund had a total return of 17.75%1, compared to a return of 10.88%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

The S&P 500’s performance was range-bound in the first half of the year, during which time the index was negatively impacted by high oil prices, geopolitical concerns, and uncertainty surrounding the elections in the United States. These factors were offset by a strengthening U.S. economy that, by year end had posted seven straight quarters of GDP growth in excess of 3%. The index managed to rally 15% by the end of the year from its August lows. Exxon (up 28%) and General Electric (up 21%) were the biggest contributors to the S&P 500 index return. On the opposite side, pharmaceutical giants Merck (down 28%) and Pfizer (down 22%) were the largest drag on the index performance. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from November 27, 1997 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	5 Year	Since Inception (11/27/97)

Investor	17.75%	(0.74)%	(13.81)%	(1.38)%

Service	16.84%	(1.52)%	(14.59)%	(2.27)%

S&P 500 Index	10.88%	3.59%	(2.30)%	4.99%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraMid-Cap ProFund

The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2004, the Fund had a total return of 28.50%,1 compared to a return of 16.49%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Mid cap stocks rode the coattails of the strong rally in the small caps, building on the continued strength of the U.S. economy, which by the end of 2004 had posted seven consecutive quarters of 3% or more of annualized GDP growth. The strengthening U.S. economic picture included reduced credit spreads and reduced borrowing costs for mid-cap firms, which helped this index to outperform the S&P 500 by 5.6%. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from February 7, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (2/7/00)

Investor	28.50%	10.34%	4.28%

Service	27.20%	9.41%	3.30%

S&P MidCap 400 Index	16.49%	10.54%	9.61%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraSmall-Cap ProFund

The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Index. For the year ended December 31, 2004, the Fund had a total return of 31.99%1, compared to a return of 18.44%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

For the sixth straight year, the Russell 2000 beat the Russell 1000, which marks the longest streak of small-cap outperformance in the history of the Russell indexes (beginning in 1979). Small-cap stocks sprinted to the finish in a broad based rally, posting a fourth quarter total return of 14.16%. All sectors within the Russell 2000 returned double digit gains for the year, with the exception of technology which was down slightly. Energy and Basic Materials companies and Real Estate Investment Trusts all posted impressive gains that contributed to the strong performance of the index. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from February 7, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (2/7/00)

Investor	31.99%	13.81%	(3.29)%

Service	30.75%	12.70%	(4.23)%

Russell 2000 Index	18.44%	11.53%	5.65%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraDow 30 ProFund

The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones Industrial Average (DJIA). For the year ended December 31, 2004, the Fund had a total return of 5.57%,1 compared to a return of 5.31%2 for the DJIA. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the DJIA3.

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the DJIA. The Dow Jones Industrial Average is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Dow Jones Industrial Average underperformed most of the broad domestic indices in 2004. Large cap indices underperformed small cap indices by substantial margins, and the Dow has the largest average market cap of the domestic large-cap indices. In addition, the index was underweighted in the three sectors that turned in the best performances of 2004, the Energy, Communications, and Utility sectors. The best performing Dow constituents included McDonald’s (+31%), Exxon Mobil (+28%), and Johnson & Johnson (+25%.) The worst Dow performers were Merck (-28%), Intel (-27%), and Pfizer (-22%.) In April, Dow Jones replaced three of the 30 component companies; Verizon, AIG, and Pfizer were added to the index, replacing AT&T, Eastman Kodak, and International Paper. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from June 3, 2002 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	Since Inception (6/3/02)

Investor	5.57%	3.91%

Service	4.62%	3.06%

Dow Jones Industrial Average	5.31%	6.47%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraOTC ProFund

The UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2004, the Fund had a total return of 15.38%,1 compared to a return of 10.75%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the first eight months of the year, escalating oil prices, the conflict in Iraq, rising short-term interest rates and the presidential elections weighed on the market. The NASDAQ 100 then staged a year-end rally fueled by the recovery of technology stocks, which have a 39% weighting in the index. Internet and Mobile Telecommunication companies were among the best performers in 2004. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraOTC ProFund from December 1, 1997 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	5 Year	Since Inception (12/1/97)

Investor	15.38%	(10.62)%	(43.40)%	(10.34)%

Service	15.74%[4]	(11.07)%	(43.82)%	(11.00)%

NASDAQ-100 Index	10.75%	1.13%	(15.13)%	6.05%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The total return shown does not correlate to the Investor Class total return due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction of service fees in 2004.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraJapan ProFund

The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the market price performance of the related futures contracts traded in the United States. For the year ended December 31, 2004, the Fund had a total return of 9.74%,1 compared to a return of 12.70%2 for the Index measured in U.S. Dollars.3 The Nikkei futures contracts held in the fund are not sensitive to the Dollar/Yen exchange rate, which may cause the fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in U.S. Dollars depending upon whether the Dollar rises or falls in value versus the Yen. In 2004, the Fund underperformed the Index (in U.S. Dollar terms) in part because of a fall in the value of the Dollar versus the Yen. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S. traded futures contract on the Nikkei 225 Stock Average.4

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Nikkei 225 Stock Average is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Japanese equities had a volatile year in 2004, with the Nikkei 225 reaching a high of 12,164 in late April before closing the year at 11,489. A promising start in 2004 gave way to concerns about the sustainability of Japan’s economic rebound as export growth slowed. Investors were also focused on the possibility of the Japanese Legislature rolling back tax relief, which some feared would stifle consumer spending, further slowing an economic recovery. The index was once again positively correlated with the U.S. market, as it has been historically. With growth prospects in Japan becoming more modest over the course of 2004, stock market performance continued to rely heavily on the strength of the U.S. economy. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from February 7, 2000 to December 31, 2004, assuming the reinvestment of distributions. The Nikkei 225 Stock Average returns are calculated and shown in U.S. Dollar terms.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (2/7/00)

Investor	9.74%	(0.82)%	(25.26)%

Service	8.62%	(1.78)%	(26.01)%

Nikkei 225 Stock Average	12.70%	12.49%	(8.95)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 The return for the Nikkei 225 Stock Average for 2004 in Japanese Yen terms was 8.56%.

4 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Bear ProFund

The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500® Index. For the year ended December 31, 2004, the Fund had a total return of -9.86%,1 compared to a return of 10.88%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The S&P 500’s performance was range-bound in the first half of the year, during which time the index was negatively impacted by high oil prices, geopolitical concerns, and uncertainty surrounding the elections in the United States. These factors were offset by a strengthening U.S. economy that, by year end had posted seven straight quarters of GDP growth in excess of 3%. The index managed to rally 15% by the end of the year from its August lows. Exxon (up 28%) and General Electric (up 21%) were the biggest contributors to the S&P 500 index return. On the opposite side, pharmaceutical giants Merck (down 28%) and Pfizer (down 22%) were the largest drag on the index performance. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Bear ProFund from December 30, 1997 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	5 Year	Since Inception (12/30/97)

Investor	(9.86)%	(6.27)%	1.84%	(3.60)%

Service	(10.72)%	(7.23)%	0.87%	(4.51)%

S&P 500 Index	10.88%	3.59%	(2.30)%	4.79%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Small-Cap ProFund

The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000® Index. For the year ended December 31, 2004, the Fund had a total return of -16.92%,1 compared to a return of 18.44%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

For the sixth straight year, the Russell 2000 beat the Russell 1000, which marks the longest streak of small-cap outperformance in the history of the Russell indexes (beginning in 1979). Small-cap stocks sprinted to the finish in a broad based rally, posting a fourth quarter total return of 14.16%. All sectors within the Russell 2000 returned double digit gains for the year, with the exception of technology which was down slightly. Energy, Basic Materials, and Real Estate Investment Trusts all posted impressive gains that contributed to the strong performance of the index. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from May 1, 2002 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	Since Inception (5/1/02)

Investor	(16.92)%	(13.73)%

Service	(17.65)%	(14.45)%

Russell 2000 Index	18.44%	11.02%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short OTC ProFund

The Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2004, the Fund had a total return of -11.33%,1 compared to a return of 10.75%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the first eight months of the year escalating oil prices, the conflict in Iraq, rising short-term interest rates and the presidential elections weighed on the market. The NASDAQ 100 then staged a year-end rally fueled by the recovery of technology stocks, which have a 39% weighting in the index. Internet and Mobile Telecommunication companies were among the best performers in 2004. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short OTC ProFund from May 1, 2002 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	Since Inception (5/1/02)

Investor	(11.33)%	(16.13)%

Service	(12.36)%	(17.05)%

NASDAQ-100 Index	10.75%	13.96%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBear ProFund

The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P 500® Index. For the year ended December 31, 2004, the Fund had a total return of -19.64%1, compared to a return of 10.88%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.

The S&P 500’s performance was range-bound in the first half of the year, during which time the index was negatively impacted by high oil prices, geopolitical concerns, and uncertainty surrounding the elections in the United States. These factors were offset by a strengthening U.S. economy that, by year end had posted seven straight quarters of GDP growth in excess of 3%. The index managed to rally 15% by the end of the year from its August lows. Exxon (up 28%) and General Electric (up 21%) were the biggest contributors to the S&P 500 index return. On the opposite side, pharmaceutical giants Merck (down 28%) and Pfizer (down 22%) were the largest drag on the index performance. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from December 22, 1997 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	5 Year	Since Inception (12/22/97)

Investor	(19.64)%	(14.54)%	(1.33)%	(11.77)%

Service	(20.27)%	(15.27)%	(2.18)%	(12.46)%

S&P 500 Index	10.88%	3.59%	(2.30)%	5.05%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Mid-Cap ProFund

The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P MidCap 400 Index. For the period ended December 31, 2004, the Fund had a total return of -26.83%1, compared to a return of 14.02%2 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Mid cap stocks rode the coattails of the strong rally in the small caps, building on the continued strength of the U.S. economy, which by the end of 2004 had posted seven consecutive quarters of 3% or more of annualized GDP growth. The strengthening U.S. economic picture included reduced credit spreads and reduced borrowing costs for mid-cap firms, which helped this index to outperform the S&P 500 by 5.6%. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from January 30, 2004 to December 31, 2004, assuming the reinvestment of distributions.

Aggregate Total Return as of 12/31/20041

Since Inception (1/30/04)

Investor	(26.83)%

Service	(27.63)%

S&P MidCap 400 Index	14.02%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Small-Cap ProFund

The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Russell 2000 Index. For the period ended December 31, 2004, the Fund had a total return of -27.40%1, compared to a return of 13.50%2 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

For the sixth straight year, the Russell 2000 beat the Russell 1000, which marks the longest streak of small-cap outperformance in the history of the Russell indexes (beginning in 1979). Small-cap stocks sprinted to the finish in a broad based rally, posting a fourth quarter total return of 14.16%. All sectors within the Russell 2000 returned double digit gains for the year, with the exception of technology which was down slightly. Energy and Basic Materials companies and Real Estate Investment Trusts all posted impressive gains that contributed to the strong performance of the index. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from January 30, 2004 to December 31, 2004, assuming the reinvestment of distributions.

Aggregate Total Return as of 12/31/20041

Since Inception (1/30/04)

Investor	(27.40)%

Service	(28.03)%

Russell 2000 Index	13.50%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Dow 30 ProFund

The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average (DJIA). For the period from July 22, 2004 to December 31, 2004, the Fund had a total return of -16.00%1, compared to a return of 8.34%2 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Dow Jones Industrial Average is a price-weighted index maintained by editors of the Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Dow Jones Industrial Average underperformed most of the broad domestic indices in 2004. Large cap indices underperformed small cap indices by substantial margins, and the Dow has the largest average market cap of the domestic large-cap indices. In addition, the index was underweighted in the three sectors that turned in the best performances of 2004, the Energy, Communications, and Utility sectors. The best performing Dow constituents included McDonald’s (+31%), Exxon Mobil (+28%), and Johnson & Johnson (+25%.) The worst Dow performers were Merck (-28%), Intel (-27%), and Pfizer (-22%.) In April, Dow Jones replaced three of the 30 component companies; Verizon, AIG, and Pfizer were added to the index, replacing AT&T, Eastman Kodak, and International Paper. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

[As the UltraShort Dow 30 ProFund does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented.]

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The return of the index reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort OTC ProFund

The UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2004, the Fund had a total return of -24.33%,1 compared to a return of 10.75%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the Index’s daily performance.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the first eight months of the year escalating oil prices, the conflict in Iraq, rising short-term interest rates and the presidential elections weighed on the market. The NASDAQ 100 then staged a year-end rally fueled by the recovery of technology stocks, which have a 39% weighting in the index. Internet and Mobile Telecommunication companies were among the best performers in 2004. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort OTC ProFund from June 2, 1998 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	5 Year	Since Inception (6/2/98)

Investor	(24.33)%	(25.22)%	(16.59)%	(42.65)%

Service	(25.05)%	(25.89)%	(17.32)%	(43.14)%

NASDAQ-100 Index	10.75%	1.13%	(15.13)%	4.98%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Banks UltraSector ProFund

The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index. For the year ended December 31, 2004, the Fund had a total return of 17.36%,1 compared to a return of 14.37%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Banks Index measures the performance of the banking industry of the U.S. equity market. Component companies include all regional and major U.S. domiciled international banks, savings and loans, savings banks, thrifts, and building associations and societies. Investment and merchant banks are excluded.

The Dow Jones U.S. Banks Index outperformed the broader US indices in 2004. Overall, declining credit spreads and a strong domestic economic backdrop helped banks’ loan portfolios. Improving corporate and consumer confidence led to growth in new loans, despite volatile energy prices. Meanwhile, continued low interest rates and a resilient housing market led to strong results in banks’ existing lending and mortgage portfolios and overall helped improve bank profits. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from September 4, 2001 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (9/4/01)

Investor	17.36%	15.35%	12.40%

Service	16.14%	14.34%	11.43%

Dow Jones U.S. Banks Index	14.37%	14.26%	12.40%

S&P 500 Index	10.88%	3.59%	3.79%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Basic Materials UltraSector ProFund

The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index. For the year ended December 31, 2004, the Fund had a total return of 14.45%,1 compared to a return of 13.05%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, commodity chemicals, specialty chemicals, forest products, non-ferrous metals, paper products, precious metals, and steel.

An improving economic environment led to higher demand for basic materials. Despite upward pressure on energy and raw materials costs, many basic material companies reported higher profits this year, as they were able to pass these increased costs on to customers. Companies in the General Mining, Steel, and Coal industries posted strong returns in 2004, while Aluminum and Gold Mining issues lagged. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from September 4, 2001 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (9/4/01)

Investor	14.45%	9.99%	7.47%

Service	13.32%	9.03%	6.96%

Dow Jones U.S. Basic Materials Index	13.05%	12.03%	10.33%

S&P 500 Index	10.88%	3.59%	3.79%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Biotechnology UltraSector ProFund

The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index. For the year ended December 31, 2004, the Fund had a total return of 16.30%,1 compared to a return of 13.78%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index.

The biotech sector was paced by the approval of some potentially breakthrough drugs in 2004, such as Biogen Idec’s new multiple sclerosis drug and two new cancer drugs from Genentech. While the sector traded at a higher Price Earnings Ratio than the S&P 500 throughout 2004, its accelerating profit growth relative to the broader market allowed this sector to outperform once again. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from June 19, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (6/19/00)

Investor	16.30%	(4.49)%	(15.65)%

Service	15.24%	(5.42)%	(16.43)%

Dow Jones U.S. Biotechnology Index	13.78%	1.12%	(5.50)%

S&P 500 Index	10.88%	3.59%	(2.89)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Goods UltraSector ProFund

The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Sector Index. For the period ended December 31, 2004, the Fund had a total return of 13.42%1, compared to a return of 11.11%2 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Goods Sector Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products.

Consumer goods stocks rallied in the latter half of 2004. During this period, fuel costs began to decline and strong gross domestic product growth continued to help both the struggling airline sector and automobile industry. Household product stocks posted modest gains, and beverage companies continued to prosper as they focused on expanding their exports. Tobacco stocks benefited as companies like Altria and US Tobacco received favorable news on pending lawsuits. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from January 30, 2004 to December 31, 2004, assuming the reinvestment of distributions.

Aggregate Total Return as of 12/31/20041

Since Inception (1/30/04)

Investor	13.42%

Service	12.42%

Dow Jones U.S. Consumer Goods Index	11.11%

S&P 500 Index	8.88%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Services UltraSector ProFund

The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Sector Index. For the period ended December 31, 2004, the Fund had a total return of 13.00%1, compared to a return of 11.58%2 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Services Sector Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.

The Consumer Services industry benefited from the growing economy in 2004. Home improvement stores were helped by low interest rates, which translated into increased demand for home improvement products. Retailers benefited from spinning off chains, as well as an increase in online sales. Media stocks rebounded from a shaky year to regroup, as they refocused their attention to operations and advertising. Overall, because of its high sensitive to the state of the economy, the industry benefited from the rise in employment and a strong consumer sentiment. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from January 30, 2004 to December 31, 2004, assuming the reinvestment of distributions.

Aggregate Total Return as of 12/31/20041

Since Inception (1/30/04)

Investor	13.00%

Service	12.07%

Dow Jones U.S. Consumer Services Index	11.58%

S&P 500 Index	8.88%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Financials UltraSector ProFund

The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2004, the Fund had a total return of 14.86%,1 compared to a return of 13.39%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest directly or indirectly in real estate; diversified financial companies such as Fannie Mae; credit card insurers; check cashing companies; mortgage lenders; investment advisers; securities brokers and dealers including investment banks, merchant banks, and online brokers; and publicly traded stock exchanges.

Another year of strong investor demand for financial products propelled the Dow Jones U.S. Financial Index to a 13.39% gain, outperforming the broader large cap benchmarks. Net purchases of mutual funds continued and another strong year for equities helped boost the bottom line at many financial services firms. Low interest rates underpinned another strong year for mortgage companies, and a recovery in merger and acquisition activity were some of the highlights for the year. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from June 19, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (6/19/00)

Investor	14.86%	7.38%	6.07%

Service	13.74%	6.39%	5.11%

Dow Jones U.S. Financials Index	13.39%	9.54%	9.52%

S&P 500 Index	10.88%	3.59%	(2.89)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Health Care UltraSector ProFund

The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index. For the year ended December 31, 2004, the Fund had a total return of 2.01%,1 compared to a return of 4.55%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Despite high demand for healthcare and an aging U.S. population, poor cost control and continued increases in medical malpractice insurance premiums hampered the performance of healthcare stocks. Healthcare spending will continue to be a major part of GDP, and a major cost to consumers. Favorable demographic trends and strong pricing still were not enough to revive healthcare stocks which underperformed the broader averages in 2004. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from June 19, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (6/19/00)

Investor	2.01%	(6.18)%	(7.30)%

Service	1.04%	(7.09)%	(8.18)%

Dow Jones U.S. Health Care Index	4.55%	(0.37)%	(0.58)%

S&P 500 Index	10.88%	3.59%	(2.89)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Industrials UltraSector ProFund

The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Sector Index. For the period ended December 31, 2004, the Fund had a total return of 19.30%1, compared to a return of 15.49%2 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Industrials Sector Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electronic components, and equipment and aerospace.

The Industrials Index continued to build on its strong gains from 2003, beating the S&P 500 by more than 6% in 2004. A strengthening economic recovery in the 4th quarter spurred this index higher, as the recovery resulted in increased demand for industrial production. The depreciation of the U.S. Dollar, as well as a growing demand for U.S. exports, also contributed to the rise in this sector. The index was led by its top holding, General Electric, which posted a gain of 21% on the year. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from January 30, 2004 to December 31, 2004, assuming the reinvestment of distributions.

Aggregate Total Return as of 12/31/20041

Since Inception (1/30/04)

Investor	19.30%

Service	18.20%

Dow Jones U.S. Industrials Index	15.49%

S&P 500 Index	8.88%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Internet UltraSector ProFund

The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index. For the year ended December 31, 2004, the Fund had a total return of 30.68%,1 compared to a return of 24.02%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

High flying internet stocks continued their rebound from the bear market lows of 2001. The sector was one of the better performers in 2004 helped by the performance of a new index addition, Google. The demand for broadband and voice over internet protocol (VOIP) services were some of the bigger stories of the year in the industry. Internet Retailers such as Amazon and internet auctioneer Ebay continued to post strong growth in both the top and bottom lines. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from June 19, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (6/19/00)

Investor	30.68%	7.67%	(42.66)%

Service	29.39%	6.80%	(43.36)%

Dow Jones Composite Internet Index	24.02%	11.27%	(23.53)%

S&P 500 Index	10.88%	3.59%	(2.89)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mobile Telecommunications UltraSector ProFund

The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index. For the year ended December 31, 2004, the Fund had a total return of 66.85%,1 compared to a return of 44.77%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Mobile Telecommunications Index measures the performance of the wireless communications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

The mobile telecommunications industry flourished as subscribers continued to flock towards wireless telecommunication companies in 2004, and various mergers shrunk the total number of companies in the sector. Several companies in the index that had suffered from overcapacity in prior years, benefited from better capacity utilization. They also enjoyed renewed demand from market participants willing to invest in growth-oriented companies. The sector also benefited from the increased popularity of multicolor, high memory, fast processor handsets. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from June 19, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (6/19/00)

Mobile Telecommunications Investor	66.85%	(18.45)%	(41.15)%

Mobile Telecommunications Service	65.13%	(19.36)%	(41.83)%

Dow Jones U.S. Mobile Telecommunications Index	44.77%	(4.39)%	(23.19)%

S&P 500 Index	10.88%	3.59%	(2.89)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Oil and Gas UltraSector ProFund

The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index. For the year ended December 31, 2004, the Fund had a total return of 45.98%,1 compared to a return of 32.43%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil & gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, major oil companies, secondary oil companies, pipelines, liquid, and exploration and production.

The Dow Jones U.S. Oil and Gas index performed very well in 2004 due to a variety of factors. Global demand for energy grew in 2004, led by sharp increases in demand in the United States and China. Combined with an oil supply that was often uncertain in 2004, oil futures soared above $50 per barrel into record territory. The ongoing conflict in Iraq along with terrorists’ attacks on foreign oilfields led to the uncertain supply. Oil companies enjoyed healthy profits amidst a boom in prices and were one of the top-performing sectors in 2004. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from June 19, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (6/19/00)

Oil & Gas Investor	45.98%	12.87%	2.99%

Oil & Gas Service	44.61%	11.82%	2.00%

Dow Jones U.S. Oil & Gas Index	32.43%	12.93%	7.14%

S&P 500 Index	10.88%	3.59%	(2.89)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Pharmaceuticals UltraSector ProFund

The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the year ended December 31, 2004, the Fund had a total return of -15.85%,1 compared to a return of -8.28%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription drugs such as birth control pills and vaccines, and over-the-counter drugs, such as aspirin and cold remedies, as well as companies engaged in contract drug research.

While the pharmaceutical industry continues to crank out blockbuster new drugs, some high profile drugs such as Merck’s Vioxx and Pfizer’s Celebrex were found to increase certain health risks. The resulting scrutiny from regulators and lawmakers, as well as potential legal risks, had a material negative impact on the sector. The result was weak performance and a dramatic underperformance relative to the broader market averages. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from June 28, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (6/28/00)

Investor	(15.85)%	(16.10)%	(14.69)%

Service	(16.67)%	(16.75)%	(15.42)%

Dow Jones U.S. Pharmaceuticals Index	(8.28)%	(7.19)%	(5.87)%

S&P 500 Index	10.88%	3.59%	(2.46)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Precious Metals UltraSector ProFund

The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index. For the year ended December 31, 2004, the Fund had a total return of -16.99%,1 compared to a return of -7.55%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.4

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. Prior to June 19, 2004, the Index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Sector Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls.

Precious Metals indexes fell sharply during the first four months of the year, but rebounded to end the year down slightly. The metals themselves set several pricing records throughout the course of the year. Platinum hit a 24-year high in April and gold registered its highest price since 1988 as the year drew to a close. However, a hostile takeover bid by Harmony to try to acquire Gold Fields sent both stocks tumbling amidst a bitter power struggle. In addition, Newmont Mining and Barrick Gold, two behemoths in the industry, both suffered through mediocre years due to a class-action lawsuit regarding mining-related pollution in Indonesia and disappointing year-over-year earnings, respectively. As a result, the index ended the year slightly down. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*,1

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from June 3, 2002 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041,2

	1 Year	Since Inception (6/3/02)

Investor	(16.99)%	(0.01)%

Service	(17.82)%	(0.94)%

Philadelphia Stock Exchange Gold and Silver Sector Index/Dow Jones Precious Metals Index	(7.55)%	6.96%

S&P 500 Index	10.88%	8.00%

1 Prior to June 19, 2004, the Precious Metals UltraSector ProFund sought daily investment results, that corresponded to one and one-half times (150%) the daily performance of the Philadelphia Stock Exchange Gold/Silver Index. The Philadelphia Stock Exchange Gold/Silver Index measures the performance of the gold and silver mining industry of the global equity market.

2 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

3 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

4 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

5 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

6 The Philadelphia Stock Exchange Gold and Silver Index represents performance from June 3, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to December 31, 2004.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Real Estate UltraSector ProFund

The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index. For the year ended December 31, 2004, the Fund had a total return of 42.95%,1 compared to a return of 31.22%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly in the sector; indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

The real estate market, including Real Estate Investment Trusts (REITs) and Real Estate management companies, enjoyed another good year in 2004. Continued low interest rates, an improving employment landscape, and the ongoing real estate boom all contributed greatly to the continued rise in the Real Estate Index, making this the fifth consecutive year that that index has finished in the black. The index was led this year by two of its top holdings, Host Marriott Corporation and Simon Property Group, posting gains of 41% and 47%, respectively. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from June 19, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (6/19/00)

Investor	42.95%	25.91%	22.09%

Service	41.60%	24.67%	20.79%

Dow Jones U.S. Real Estate Index	31.22%	23.01%	20.50%

S&P 500 Index	10.88%	3.59%	(2.89)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Semiconductor UltraSector ProFund

The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index. For the year ended December 31, 2004, the Fund had a total return of -34.81%,1 compared to a return of -21.35%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards.

The Semiconductor Index finished the year in the red, but it would have been much worse, if not for a strong recovery of some 18% from the lows hit in September. The index was dragged down by its largest holding, Intel Corp., which lost 27% on the year largely due to higher than expected inventory buildups, higher costs of goods sold, and falling profit margins. The lack of new and improved chips making it to market was also a contributor to the overall negativity experienced throughout this sector. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from June 19, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (6/19/00)

Investor	(34.81)%	(21.64)%	(40.70)%

Service	(35.41)%	(22.44)%	(41.30)%

Dow Jones U.S. Semiconductor Index	(21.35)%	(8.39)%	(21.86)%

S&P 500 Index	10.88%	3.59%	(2.89)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Technology UltraSector ProFund

The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index. For the year ended December 31, 2004, the Fund had a total return of -2.31%,1 compared to a return of 1.76%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Technology Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services, and Internet services.

The Technology Sector rallied in the forth quarter after a modest decline for most of the year. The sector was brought down by lackluster corporate technology spending and earnings that could not meet overly optimistic forecasts. The fourth quarter rally showed the resiliency of the sector and was helped by a good holiday selling season, highlighted by a strong growth in sales of personal and home digital media products. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from June 19, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (6/19/00)

Investor	(2.31)%	(10.43)%	(35.84)%

Service	(3.21)%	(11.05)%	(36.24)%

Dow Jones U.S. Technology Index	1.76%	(1.94)%	(18.98)%

S&P 500 Index	10.88%	3.59%	(2.89)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Telecommunications UltraSector ProFund

The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index. For the year ended December 31, 2004, the Fund had a total return of 23.06%,1 compared to a return of 18.70%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies.

The telecomm industry rebounded in 2004, capitalizing on an improving economy. After four years of modest growth and watching telecomm companies stumble through layoffs and bankruptcies, investors came storming back. The growth of the industry was fueled by increased broadband Internet access, and the ability of these firms to provide a much broader range of services, including Internet and Voice Over Internet Protocol (VOIP). Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from June 19, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (6/19/00)

Investor	23.06%	(17.43)%	(29.00)%

Service	21.83%	(18.15)%	(29.62)%

Dow Jones U.S. Telecommunications Index	18.70%	(5.88)%	(14.85)%

S&P 500 Index	10.88%	3.59%	(2.89)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Utilities UltraSector ProFund

The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index. For the year ended December 31, 2004, the Fund had a total return of 31.85%,1 compared to a return of 24.04%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

The utilities industry had another good year in 2004 due to the rising demand for energy. Domestic disasters such as various hurricanes in Florida allowed several utilities companies to take advantage of the increased demand for power. This marked the second consecutive positive year, as the sector recovered from several scandals from previous years, including Enron, and the California energy crisis. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 26, 2000 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	3 Year	Since Inception (7/26/00)

Investor	31.85%	2.51%	(3.14)%

Service	30.42%	1.51%	(4.01)%

Dow Jones U.S. Utilities Index	24.04%	6.89%	3.53%

S&P 500 Index	10.88%	3.59%	(2.48)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

U.S. Government Plus ProFund

The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2004, the Fund had a total return of 8.78%,1 compared to a return of 8.86%2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2004 the most recent Long Bond to be issued carried a maturity date of February 15, 2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 8.86% in 2004 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the long bond fell from 5.08% on 12/31/03 to 4.82% on 12/31/04, resulting in a price gain that supplemented the bond’s yield. The yield rose to a high of 5.55% on May 13, but began to decline shortly thereafter and fell for the rest of the year. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 1.00% to 2.25%, the bond’s yield continued to fall, resulting in a substantial flattening of the yield curve. The reasons for this decline in yield can be attributed, in part, to the market’s perception of minimal inflation risks, heavy overseas bond purchases by countries wishing to keep their currencies lower against the dollar, and pension fund balance sheet restructuring in anticipation of new legislation. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from May 1, 2002 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	Since Inception (5/1/02)

Investor	8.78%	8.21%

Service	7.67%	7.06%

30-year Treasury Bond	8.86%	9.39%

Lehman Brothers U.S. Treasury: Long-Term Index	7.18%	8.57%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising Rates Opportunity ProFund

The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2004, the Fund had a total return of -10.82%,1 compared to a return of 8.86%2 for the most recently issued 30-year U.S. Treasury Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of December 31, 2004 the most recent Long Bond to be issued carried a maturity date of February 15, 2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 8.86% in 2004 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the long bond fell from 5.08% on 12/31/03 to 4.82% on 12/31/04, resulting in a price gain that supplemented the bond’s yield. The yield rose to a high of 5.55% on May 13, but began to decline shortly thereafter and fell for the rest of the year. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 1.00% to 2.25%, the bond’s yield continued to fall, resulting in a substantial flattening of the yield curve. The reasons for this decline in yield can be attributed, in part, to the market’s perception of minimal inflation risks, heavy overseas bond purchases by countries wishing to keep their currencies lower against the dollar, and pension fund balance sheet restructuring in anticipation of new legislation. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from May 1, 2002 to December 31, 2004, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/20041

	1 Year	Since Inception (5/1/02)

Investor	(10.82)%	(12.37)%

Service	(11.72)%	(13.09)%

30-year Treasury Bond	8.86%	9.39%

Lehman Brothers U.S. Treasury: Long-Term Index	7.18%	8.57%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that as a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

2 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity ProFund is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Money Market ProFund

The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2004, the Fund (Investor Class shares) had a total return of 0.61%*. The seven-day yield, as of December 31, 2004, was 1.49% for the Investor Class and 0.49% for the Service Class.

The assets of this Fund are part of a $9.8 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. An investment in this Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

* Past performance is not predictive of future results. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower.

The above information is not covered by the Report of Independent Accountants.

Allocation of Portfolio Holdings & Index Composition (Unaudited)

December 31, 2004

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	23%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	2.7%
Exxon Mobil Corp.	2.3%
Microsoft Corp.	2.0%
Citigroup, Inc.	1.7%
Wal-Mart Stores, Inc.	1.5%
Top Five Total	10.2%

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.20%
Financial	20.56%
Technology	12.39%
Industrial	11.65%
Communications	11.27%
Consumer, Cyclical	9.94%
Energy	7.14%
Utilities	2.93%
Basic Materials	2.92%
Average Market Capitalization:	$22,620,234,774

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	28%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Washington Post Co.	0.7%
D.R. Horton, Inc.	0.6%
Lennar Corp.	0.6%
Harman International Industries, Inc.	0.6%
Fidelity National Financial, Inc.	0.5%
Top Five Total	3.0%

S&P Mid-Cap 400 - Composition

% of Index
Consumer, Non-cyclical	19.21%
Consumer, Cyclical	18.25%
Financial	17.15%
Industrial	11.51%
Technology	9.48%
Energy	8.24%
Communications	6.02%
Utilities	5.86%
Basic Materials	3.82%
Diversified	0.46%
Average Market Capitalization:	$2,697,696,410

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	25%
Swap Agreements	2%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Landstar System, Inc.	0.3%
Joy Global, Inc.	0.3%
The Goodyear Tire & Rubber Co.	0.3%
First BanCorp	0.3%
Brocade Communications Systems, Inc.	0.3%
Top Five Total	1.5%

Russell 2000 - Composition

% of Index
Financial	21.97%
Consumer, Non-cyclical	17.99%
Industrial	14.72%
Consumer, Cyclical	13.77%
Technology	9.73%
Communications	8.49%
Energy	5.16%
Basic Materials	4.76%
Utilities	3.30%
Diversified	0.11%
Average Market Capitalization:	$703,043,048

OTC ProFund

Investment Objective: The OTC ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	1%
Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	7.4%
Qualcomm, Inc.	6.2%
eBay, Inc.	4.3%
Intel Corp.	3.8%
Cisco Systems, Inc.	3.4%
Top Five Total	25.1%

NASDAQ-100 - Composition

% of Index
Technology	39.29%
Communications	32.07%
Consumer, Non-cyclical	15.03%
Consumer, Cyclical	10.23%
Industrial	2.74%
Basic Materials	0.64%
Average Market Capitalization	$19,823,796,690

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Value Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	4.4%
Pfizer, Inc.	3.6%
Bank of America Corp.	3.3%
American International Group, Inc.	3.0%
J.P. Morgan Chase & Co.	2.4%
Top Five Total	16.7%

S&P 500/BARRA Value - Composition

% of Index
Financial	38.88%
Communications	14.10%
Consumer, Non-cyclical	10.13%
Industrial	8.39%
Consumer, Cyclical	7.09%
Energy	6.82%
Technology	6.00%
Utilities	5.32%
Basic Materials	3.29%
Average Market Capitalization:	$17,624,288,660

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Growth Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	1%
Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	6.8%
Exxon Mobil Corp.	5.8%
Microsoft Corp.	5.1%
Wal-Mart Stores, Inc.	4.0%
Johnson & Johnson	3.3%
Top Five Total	25.0%

S&P 500/BARRA Growth - Composition

% of Index
Consumer, Non-cyclical	32.41%
Technology	18.80%
Industrial	14.87%
Consumer, Cyclical	12.78%
Communications	8.49%
Energy	7.43%
Basic Materials	2.55%
Financial	2.12%
Utilities	0.55%
Average Market Capitalization:	$31,657,845,161

l

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Barra Value Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
D.R. Horton, Inc.	1.7%
Lennar Corp.	1.7%
Fidelity National Financial, Inc.	1.5%
Weatherford International, Ltd.	1.3%
Banknorth Group, Inc.	1.2%
Top Five Total	7.4%

S&P MidCap 400/BARRA Value - Composition

% of Index
Financial	23.22%
Consumer, Cyclical	15.27%
Consumer, Non-cyclical	14.51%
Utilities	10.63%
Industrial	9.75%
Technology	8.37%
Energy	7.12%
Communications	5.39%
Basic Materials	4.82%
Diversified	0.92%
Average Market Capitalization:	$2,489,588,488

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Washington Post Co.	1.8%
Harman International Industries, Inc.	1.6%
Legg Mason, Inc.	1.4%
Murphy Oil Corp.	1.4%
Lyondell Chemical Co.	1.3%
Top Five Total	7.5%

S&P MidCap 400/BARRA Growth - Composition

% of Index
Consumer, Non-cyclical	23.90%
Consumer, Cyclical	21.20%
Industrial	13.31%
Financial	11.02%
Technology	10.62%
Energy	9.36%
Communications	6.71%
Basic Materials	2.85%
Utilities	1.03%
Average Market Capitalization:	$2,946,968,537

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
M.D.C. Holdings, Inc.	1.0%
Yellow Roadway Corp.	1.0%
Timken Co.	0.9%
South Financial Group, Inc.	0.9%
Atmos Energy Corp.	0.8%
Top Five Total	4.6%

S&P SmallCap 600/BARRA Value - Composition

% of Index
Industrial	23.34%
Financial	19.74%
Consumer, Cyclical	19.29%
Consumer, Non-cyclical	13.00%
Utilities	6.72%
Technology	6.66%
Basic Materials	4.62%
Energy	3.36%
Communications	3.27%
Average Market Capitalization:	$737,870,518

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	2.1%
New Century Financial Corp.	1.3%
Polaris Industries, Inc.	1.1%
Patina Oil & Gas Corp.	1.0%
Massey Energy Co.	1.0%
Top Five Total	6.5%

S&P SmallCap 600/BARRA Growth - Composition

% of Index
Consumer, Non-cyclical	22.25%
Consumer, Cyclical	20.03%
Industrial	17.90%
Technology	12.72%
Financial	10.95%
Energy	9.04%
Communications	3.32%
Basic Materials	2.52%
Utilities	1.27%
Average Market Capitalization:	$1,092,548,970

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
BP Amoco PLC	7.0%
HSBC Holdings PLC	6.4%
Vodafone Group PLC	6.3%
Total Fina SA	5.3%
GlaxoSmithKline PLC	5.2%
Top Five Total	30.2%

ProFunds Europe 30 - Composition

% of Index
Consumer, Non-cyclical	27.53%
Energy	21.11%
Communications	15.17%
Financial	12.59%
Technology	8.19%
Consumer, Cyclical	6.63%
Industrial	6.01%
Basic Materials	2.77%
Average Market Capitalization:	$66,239,801,603

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Futures Contracts	80%
Swap Agreements	13%
Options	20%
Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.0%
Exxon Mobil Corp.	2.6%
Microsoft Corp.	2.3%
Citigroup, Inc.	2.0%
Wal-Mart Stores, Inc.	1.8%
Top Five Total	11.7%

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.20%
Financial	20.56%
Technology	12.39%
Industrial	11.65%
Communications	11.27%
Consumer, Cyclical	9.94%
Energy	7.14%
Utilities	2.93%
Basic Materials	2.92%
Average Market Capitalization:	$22,620,234,774

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P MidCap 400 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Futures Contracts	93%
Swap Agreements	16%
Total Exposure	199%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Washington Post Co.	0.8%
D.R. Horton, Inc.	0.8%
Lennar Corp.	0.7%
Harman International Industries, Inc.	0.7%
Fidelity National Financial, Inc.	0.7%
Top Five Total	3.7%

S&P Mid-Cap 400 - Composition

% of Index
Consumer, Non-cyclical	19.21%
Consumer, Cyclical	18.25%
Financial	17.15%
Industrial	11.51%
Technology	9.48%
Energy	8.24%
Communications	6.02%
Utilities	5.86%
Basic Materials	3.82%
Diversified	0.46%
Average Market Capitalization:	$2,697,696,410

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Russell 2000 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Futures Contracts	84%
Swap Agreements	38%
Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Landstar System, Inc.	0.3%
Joy Global, Inc.	0.3%
The Goodyear Tire & Rubber Co.	0.3%
First BanCorp	0.3%
Brocade Communications Systems, Inc.	0.3%
Top Five Total	1.5%

Russell 2000 - Composition

% of Index
Financial	21.97%
Consumer, Non-cyclical	17.99%
Industrial	14.72%
Consumer, Cyclical	13.77%
Technology	9.73%
Communications	8.49%
Energy	5.16%
Basic Materials	4.76%
Utilities	3.30%
Diversified	0.11%
Average Market Capitalization:	$703,043,048

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Dow Jones Industrial Average (DJIA). For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the DJIA.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Futures Contracts	68%
Swap Agreements	46%
Options	NM
Total Exposure	199%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
United Technologies Corp.	6.0%
International Business Machines Corp.	5.7%
Caterpillar, Inc.	5.7%
3M Co.	4.8%
American International Group, Inc.	3.8%
Top Five Total	26.0%

Dow Jones Industrial Average - Composition

% of Index
Basic Materials	5.51%
Communications	6.45%
Consumer, Cyclical	11.49%
Consumer, Non-cyclical	19.21%
Technology	11.63%
Energy	3.51%
Financial	14.34%
Industrial	27.86%
Average Market Capitalization:	125,860,202,333

UltraOTC ProFund

Investment Objective: The UltraOTC ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the NASDAQ-100 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Futures Contracts	61%
Swap Agreements	51%
Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.6%
Qualcomm, Inc.	5.6%
eBay, Inc.	3.8%
Intel Corp.	3.4%
Cisco Systems, Inc.	3.0%
Top Five Total	22.4%

NASDAQ-100 - Composition

% of Index
Technology	39.29%
Communications	32.07%
Consumer, Non-cyclical	15.03%
Consumer, Cyclical	10.23%
Industrial	2.74%
Basic Materials	0.64%
Average Market Capitalization:	$19,823,796,690

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Nikkei 225 Stock Average. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Options	102%
Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; options and futures contracts.

Nikkei 225 - Composition

% of Index
Industrial	27.87%
Consumer, Cyclical	21.29%
Consumer, Non-cyclical	16.94%
Technology	10.57%
Communications	8.43%
Financial	8.12%
Basic Materials	5.29%
Energy	0.96%
Utilities	0.53%
Average Market Capitalization:	$9,616,330,122

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(60)%
Swap Agreements	(40)%
Options	NM
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount less than 0.5%.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, options and futures contracts.

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.20%
Financial	20.56%
Technology	12.39%
Industrial	11.65%
Communications	11.27%
Consumer, Cyclical	9.94%
Energy	7.14%
Utilities	2.93%
Basic Materials	2.92%
Average Market Capitalization:	$22,620,234,774

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(26)%
Swap Agreements	(74)%
Options	NM
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount less than 0.5%.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, options and futures contracts.

Russell 2000 - Composition

% of Index
Financial	21.97%
Consumer, Non-cyclical	17.99%
Industrial	14.72%
Consumer, Cyclical	13.77%
Technology	9.73%
Communications	8.49%
Energy	5.16%
Basic Materials	4.76%
Utilities	3.30%
Diversified	0.11%
Average Market Capitalization:	$703,043,048

Short OTC ProFund

Investment Objective: The Short OTC ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the NASDAQ-100 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(77)%
Swap Agreements	(24)%
Options	NM
Total Exposure	(101)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short OTC ProFund primarily invests in non-equity securities, which may include; swap agreements, options and futures contracts.

NASDAQ-100 - Composition

% of Index
Technology	39.29%
Communications	32.07%
Consumer, Non-cyclical	15.03%
Consumer, Cyclical	10.23%
Industrial	2.74%
Basic Materials	0.64%
Average Market Capitalization:	$19,823,796,690

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the S&P 500 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(107)%
Swap Agreements	(93)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, options and futures contracts.

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.20%
Financial	20.56%
Technology	12.39%
Industrial	11.65%
Communications	11.27%
Consumer, Cyclical	9.94%
Energy	7.14%
Utilities	2.93%
Basic Materials	2.92%
Average Market Capitalization:	$22,620,234,774

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the S&P MidCap 400 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, options and futures contracts.

S&P Mid-Cap 400 - Composition

% of Index
Consumer, Non-cyclical	19.21%
Consumer, Cyclical	18.25%
Financial	17.15%
Industrial	11.51%
Technology	9.48%
Energy	8.24%
Communications	6.02%
Utilities	5.86%
Basic Materials	3.82%
Diversified	0.46%
Average Market Capitalization:	$2,697,696,410

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the Russell 2000 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(52)%
Swap Agreements	(148)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, options and futures contracts.

Russell 2000 - Composition

% of Index
Financial	21.97%
Consumer, Non-cyclical	17.99%
Industrial	14.72%
Consumer, Cyclical	13.77%
Technology	9.73%
Communications	8.49%
Energy	5.16%
Basic Materials	4.76%
Utilities	3.30%
Diversified	0.11%
Average Market Capitalization:	$703,043,048

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(28)%
Swap Agreements	(170)%
Options	NM
Total Exposure	(198)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, options and futures contracts.

Dow Jones Industrial Average - Composition

% of Index
Basic Materials	5.51%
Communications	6.45%
Consumer, Cyclical	11.49%
Consumer, Non-cyclical	19.21%
Technology	11.63%
Energy	3.51%
Financial	14.34%
Industrial	27.86%
Average Market Capitalization:	$125,860,202,333

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

UltraShort OTC ProFund

Investment Objective: The UltraShort OTC ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the NASDAQ-100 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(31)%
Swap Agreements	(168)%
Options	NM
Total Exposure	(199)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort OTC ProFund primarily invests in non-equity securities, which may include; swap agreements, options and futures contracts.

NASDAQ-100 - Composition

% of Index
Technology	39.29%
Communications	32.07%
Consumer, Non-cyclical	15.03%
Consumer, Cyclical	10.23%
Industrial	2.74%
Basic Materials	0.64%
Average Market Capitalization:	$19,823,796,690

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Banks Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	76%
Total Exposure	152%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	14.5%
Bank of America Corp.	11.1%
J.P. Morgan Chase & Co.	8.1%
Wells Fargo & Co.	6.1%
Wachovia Corp.	4.9%
Top Five Total	44.7%

Dow Jones U.S. Banks - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Average Market Capitalization:	$13,293,201,759

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Basic Materials Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Du Pont	9.7%
Dow Chemical Co.	9.2%
Alcoa, Inc.	5.4%
International Paper Co.	4.0%
Newmont Mining Corp.	3.6%
Top Five Total	31.9%

Dow Jones U.S. Basic Materials - Composition

The Dow Jones U. S. Basic Materials Index is comprised of a single sector.

Average Market Capitalization:	$5,363,239,365

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Biotechnology Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	27.7%
Genentech, Inc.	8.6%
Biogen Idec, Inc.	7.7%
Gilead Sciences, Inc.	5.1%
Genzyme Corp.	4.5%
Top Five Total	53.6%

Dow Jones U.S. Biotechnology - Composition

The Dow Jones U. S. Biotechnology Index is comprised of a single sector.

Average Market Capitalization:	$4,239,463,053

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Goods Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index (Prior to December 18, 2004, the Index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	8.8%
Altria Group, Inc.	7.9%
Coca-Cola Co.	5.9%
PepsiCo, Inc.	5.6%
Anheuser-Busch Companies, Inc.	2.6%
Top Five Total	30.8%

Dow Jones U.S. Consumer Goods - Composition

The Dow Jones U.S. Consumer Goods Index is comprised of a single sector.

Average Market Capitalization:	$7,950,033,399

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Services Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index (Prior to December 18, 2004, the Index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	5.8%
Home Depot, Inc.	4.0%
Time Warner, Inc.	3.6%
Comcast Corp.	3.0%
eBay, Inc.	2.4%
Top Five Total	18.8%

Dow Jones U.S. Consumer Services - Composition

The Dow Jones U.S. Consumer Services Index is comprised of a single sector.

Average Market Capitalization:	$7,003,984,742

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Financials Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	7.2%
Bank of America Corp.	5.5%
American International Group, Inc.	4.3%
J.P. Morgan Chase & Co.	4.0%
Wells Fargo & Co.	3.0%
Top Five Total	24.0%

Dow Jones U.S. Financial - Composition

The Dow Jones U.S. Financials Index is comprised of a single sector.

Average Market Capitalization:	$9,335,329,241

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Health Care Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	76%
Total Exposure	152%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pfizer, Inc.	9.8%
Johnson & Johnson	9.1%
Amgen, Inc.	3.9%
Abbott Laboratories	3.5%
Merck & Co., Inc.	3.4%
Top Five Total	29.7%

Dow Jones U.S. Health Care - Composition

The Dow Jones U.S. Health Care Index is comprised of a single sector.

Average Market Capitalization:	$9,192,573,310

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Industrials Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	74%
Total Exposure	148%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	17.8%
Tyco International, Ltd.	3.3%
3M Co.	2.7%
United Technologies Corp.	2.4%
United Parcel Service, Inc.	2.3%
Top Five Total	28.5%

Dow Jones U.S. Industrials - Composition

The Dow Jones U.S. Industrials Index is comprised of a single sector.

Average Market Capitalization:	$6,637,987,577

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones Composite Internet Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	8.0%
InterActiveCorp	7.9%
eBay, Inc.	7.3%
Yahoo!, Inc.	7.3%
VeriSign, Inc.	5.3%
Top Five Total	35.8%

Dow Jones Composite Internet - Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

Average Market Capitalization:	$3,048,359,545

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Mobile Telecommunications Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nextel Communications, Inc.	39.8%
Alltel Corp.	22.3%
Telephone & Data Systems, Inc.	4.8%
NII Holdings, Inc.	3.4%
Western Wireless Corp.	2.8%
Top Five Total	73.1%

Dow Jones U.S. Mobile Telecommunications - Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Average Market Capitalization:	$8,689,580,331

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Oil & Gas Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	27.5%
ChevronTexaco Corp.	9.2%
ConocoPhillips	4.4%
Schlumberger, Ltd.	3.3%
Occidental Petroleum Corp.	1.9%
Top Five Total	46.3%

Dow Jones U.S. Oil & Gas - Composition

The Dow Jones U.S. Oil & Gas Index is comprised of a single sector.

Average Market Capitalization:	$11,316,302,180

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pfizer, Inc.	20.9%
Johnson & Johnson	19.4%
Merck & Co., Inc.	7.4%
Wyeth	5.9%
Eli Lilly & Co.	5.7%
Top Five Total	59.3%

Dow Jones U.S. Pharmaceuticals - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Average Market Capitalization:	$25,139,274,349

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones Precious Metals Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Indexes (Prior to June 18, 2004, the Fund benchmarked Philadelphia Stock Exchange Gold & Silver Sector Index).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	149%
Total Exposure	149%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund invests in non-equity securities, such as; swap agreements.

Dow Jones Precious Metals - Composition

Dow Jones Precious Metals Index is comprised of a single sector.

Average Market Capitalization:	$4,988,561,167

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Real Estate Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.3%
Equity Office Properties Trust	3.5%
Equity Residential Properties Trust	3.0%
Vornado Realty Trust	2.7%
General Growth Properties, Inc.	2.3%
Top Five Total	15.8%

Dow Jones U.S. Real Estate -

Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Average Market Capitalization:	$3,125,346,292

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Semiconductor Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	27.1%
Texas Instruments, Inc.	7.7%
Applied Materials, Inc.	5.2%
Analog Devices, Inc.	2.5%
Maxim Integrated Products, Inc.	2.5%
Top Five Total	45.0%

Dow Jones U.S. Semiconductor - Composition

The Dow Jones U.S. Semiconductor Index is comprised of a single sector.

Average Market Capitalization:	$5,266,555,367

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Technology Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	10.5%
International Business Machines Corp.	7.0%
Intel Corp.	6.1%
Cisco Systems, Inc.	5.3%
Dell, Inc.	3.8%
Top Five Total	32.7%

Dow Jones U.S. Technology - Composition

The Dow Jones U.S. Technology Index is comprised of a single sector.

Average Market Capitalization:	$7,229,439,174

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Telecommunications Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	21.8%
SBC Communications, Inc.	16.6%
BellSouth Corp.	9.9%
Nextel Partners, Inc.	6.3%
Sprint Corp.	6.1%
Top Five Total	60.7%

Dow Jones U.S. Telecommunications - Composition

The Dow Jones U.S. Telecommunications Index is comprised of a single sector.

Average Market Capitalization:	$17,640,412,472

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Utilities Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	5.2%
Southern Co.	4.4%
Duke Energy Corp.	4.3%
Dominion Resources, Inc.	4.2%
TXU Corp.	3.4%
Top Five Total	21.5%

Dow Jones U.S. Utilities - Composition

The Dow Jones U.S. Utilities Index is comprised of a single sector.

Average Market Capitalization:	$5,731,774,932

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2004

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	5%
Swap Agreements	30%
U.S. Treasury Obligations	92%
Total Exposure	127%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in U.S. Treasury obligations and other instruments, which may include; swap agreements, futures contracts and debt securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	NM
Swap Agreements	(125)%
Options	NM
Total Exposure	(125)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in financial instruments, which may include; swap agreements, options and futures contracts.

Money Market ProFund

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

Market Exposure

Investment Type	% of Net Assets
Investment in Scudder Cash Management Portfolio	100%
Total Exposure	100%

The summary of the Scudder Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.

PROFUNDS

Expense Examples (unaudited)

As a fund shareholder, you incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire redemption fees. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* 7/1/04-12/31/04	Expense Ratio During Period 7/1/04-12/31/04
Investor Class
Bull ProFund	$1,000.00	$1,063.70	$7.31	1.41%
Mid-Cap ProFund	1,000.00	1,086.50	7.97	1.52%
Small-Cap ProFund	1,000.00	1,105.60	6.83	1.29%
OTC ProFund	1,000.00	1,065.80	6.85	1.32%
Large-Cap Value ProFund	1,000.00	1,099.40	7.81	1.48%
Large-Cap Growth ProFund	1,000.00	1,020.60	7.62	1.50%
Mid-Cap Value ProFund	1,000.00	1,102.50	6.87	1.30%
Mid-Cap Growth ProFund	1,000.00	1,069.30	9.31	1.79%
Small-Cap Value ProFund	1,000.00	1,112.00	7.70	1.45%
Small-Cap Growth ProFund	1,000.00	1,097.70	8.07	1.53%
Europe 30 ProFund	1,000.00	1,085.70	7.81	1.49%
UltraBull ProFund	1,000.00	1,120.90	7.57	1.42%
UltraMid-Cap ProFund	1,000.00	1,171.40	8.24	1.51%
UltraSmall-Cap ProFund	1,000.00	1,193.60	7.55	1.37%
UltraDow 30 ProFund	1,000.00	1,062.80	7.62	1.47%
UltraOTC ProFund	1,000.00	1,109.20	7.05	1.33%
UltraJapan ProFund	1,000.00	910.10	7.83	1.63%
Bear ProFund	1,000.00	937.10	6.91	1.42%
Short Small-Cap ProFund	1,000.00	901.10	7.17	1.50%
Short OTC ProFund	1,000.00	929.90	6.94	1.43%
UltraBear ProFund	1,000.00	872.10	6.59	1.40%
UltraShort Mid-Cap ProFund	1,000.00	816.90	7.99	1.75%
UltraShort Small-Cap ProFund	1,000.00	790.80	5.94	1.32%
UltraShort Dow 30 ProFund**	1,000.00	840.00	7.94	1.95%
UltraShort OTC ProFund	1,000.00	846.50	6.41	1.38%
Banks UltraSector ProFund	1,000.00	1,160.60	10.59	1.95%
Basic Materials UltraSector ProFund	1,000.00	1,168.50	10.52	1.93%
Biotechnology UltraSector ProFund	1,000.00	1,094.50	9.58	1.82%
Consumer Goods UltraSector ProFund	1,000.00	1,023.90	9.92	1.95%
Consumer Services UltraSector ProFund	1,000.00	1,138.70	10.48	1.95%
Financials UltraSector ProFund	1,000.00	1,127.80	10.38	1.94%
Health Care UltraSector ProFund	1,000.00	989.50	9.75	1.95%
Industrials UltraSector ProFund	1,000.00	1,103.90	9.41	1.78%
Internet UltraSector ProFund	1,000.00	1,127.20	7.97	1.49%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,216.80	8.80	1.58%
Oil & Gas UltraSector ProFund	1,000.00	1,227.10	8.73	1.56%
Pharmaceuticals UltraSector ProFund	1,000.00	866.90	8.68	1.85%
Precious Metals UltraSector ProFund	1,000.00	1,212.70	7.73	1.39%
Real Estate UltraSector ProFund	1,000.00	1,363.90	9.03	1.52%
Semiconductor UltraSector ProFund	1,000.00	802.00	7.47	1.65%
Technology UltraSector ProFund	1,000.00	1,014.80	9.88	1.95%
Telecommunications UltraSector ProFund	1,000.00	1,202.30	10.52	1.90%
Utilities UltraSector ProFund	1,000.00	1,267.20	10.60	1.86%
U.S. Government Plus ProFund	1,000.00	1,115.00	6.22	1.17%
Rising Rates Opportunity ProFund	1,000.00	892.10	6.75	1.42%
Money Market ProFund***	1,000.00	1,004.60	4.28	0.85%

*	Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Information shown reflects values for the period from July 22, 2004 (date of commencement of operations) to December 31, 2004 and has been calculated using expense ratios and rates of return for the same time period.
***	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

PROFUNDS

Expense Examples (continued) (unaudited)

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* 7/1/04-12/31/04	Expense Ratio During Period 7/1/04-12/31/04
Service Class
Bull ProFund	$1,000.00	$1,057.80	$12.47	2.41%
Mid-Cap ProFund	1,000.00	1,080.70	13.18	2.52%
Small-Cap ProFund	1,000.00	1,099.40	12.08	2.29%
OTC ProFund	1,000.00	1,060.80	12.02	2.32%
Large-Cap Value ProFund	1,000.00	1,093.90	13.05	2.48%
Large-Cap Growth ProFund	1,000.00	1,015.10	12.66	2.50%
Mid-Cap Value ProFund	1,000.00	1,096.80	12.12	2.30%
Mid-Cap Growth ProFund	1,000.00	1,062.70	14.47	2.79%
Small-Cap Value ProFund	1,000.00	1,105.80	12.97	2.45%
Small-Cap Growth ProFund	1,000.00	1,092.00	13.30	2.53%
Europe 30 ProFund	1,000.00	1,080.00	13.02	2.49%
UltraBull ProFund	1,000.00	1,115.00	12.87	2.42%
UltraMid-Cap ProFund	1,000.00	1,165.00	13.66	2.51%
UltraSmall-Cap ProFund	1,000.00	1,188.40	13.04	2.37%
UltraDow 30 ProFund	1,000.00	1,057.80	12.78	2.47%
UltraOTC ProFund	1,000.00	1,103.80	12.32	2.33%
UltraJapan ProFund	1,000.00	905.30	12.60	2.63%
Bear ProFund	1,000.00	932.30	11.75	2.42%
Short Small-Cap ProFund	1,000.00	896.60	11.92	2.50%
Short OTC ProFund	1,000.00	923.90	11.75	2.43%
UltraBear ProFund	1,000.00	867.70	11.27	2.40%
UltraShort Mid-Cap ProFund	1,000.00	812.20	12.53	2.75%
UltraShort Small-Cap ProFund	1,000.00	787.10	10.42	2.32%
UltraShort Dow 30 ProFund**	1,000.00	836.30	11.99	2.95%
UltraShort OTC ProFund	1,000.00	842.60	11.02	2.38%
Banks UltraSector ProFund	1,000.00	1,155.20	15.98	2.95%
Basic Materials UltraSector ProFund	1,000.00	1,162.00	15.92	2.93%
Biotechnology UltraSector ProFund	1,000.00	1,089.20	14.81	2.82%
Consumer Goods UltraSector ProFund	1,000.00	1,018.60	14.97	2.95%
Consumer Services UltraSector ProFund	1,000.00	1,132.70	15.81	2.95%
Financials UltraSector ProFund	1,000.00	1,122.10	15.68	2.94%
Health Care UltraSector ProFund	1,000.00	984.10	14.71	2.95%
Industrials UltraSector ProFund	1,000.00	1,099.20	14.67	2.78%
Internet UltraSector ProFund	1,000.00	1,121.50	13.28	2.49%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,210.50	14.34	2.58%
Oil & Gas UltraSector ProFund	1,000.00	1,220.30	14.29	2.56%
Pharmaceuticals UltraSector ProFund	1,000.00	863.20	13.35	2.85%
Precious Metals UltraSector ProFund	1,000.00	1,206.90	13.26	2.39%
Real Estate UltraSector ProFund	1,000.00	1,357.50	14.93	2.52%
Semiconductor UltraSector ProFund	1,000.00	798.40	11.98	2.65%
Technology UltraSector ProFund	1,000.00	1,009.70	14.90	2.95%
Telecommunications UltraSector ProFund	1,000.00	1,196.60	16.01	2.90%
Utilities UltraSector ProFund	1,000.00	1,261.20	16.26	2.86%
U.S. Government Plus ProFund	1,000.00	1,109.60	11.51	2.17%
Rising Rates Opportunity ProFund	1,000.00	887.70	11.48	2.42%
Money Market ProFund***	1,000.00	1,000.60	7.69	1.53%

*	Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Information shown reflects values for the period from July 22, 2004 (date of commencement of operations) to December 31, 2004 and has been calculated using expense ratios and rates of return for the same time period.
***	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

PROFUNDS

Expense Examples (continued) (unaudited)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and the other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* 7/1/04-12/31/04	Expense Ratio During Period 7/1/04-12/31/04
Investor Class
Bull ProFund	$1,000.00	$1,018.05	$7.15	1.41%
Mid-Cap ProFund	1,000.00	1,017.50	7.71	1.52%
Small-Cap ProFund	1,000.00	1,018.65	6.55	1.29%
OTC ProFund	1,000.00	1,018.50	6.70	1.32%
Large-Cap Value ProFund	1,000.00	1,017.70	7.51	1.48%
Large-Cap Growth ProFund	1,000.00	1,017.60	7.61	1.50%
Mid-Cap Value ProFund	1,000.00	1,018.60	6.60	1.30%
Mid-Cap Growth ProFund	1,000.00	1,016.14	9.07	1.79%
Small-Cap Value ProFund	1,000.00	1,017.85	7.35	1.45%
Small-Cap Growth ProFund	1,000.00	1,017.44	7.76	1.53%
Europe 30 ProFund	1,000.00	1,017.65	7.56	1.49%
UltraBull ProFund	1,000.00	1,018.00	7.20	1.42%
UltraMid-Cap ProFund	1,000.00	1,017.55	7.66	1.51%
UltraSmall-Cap ProFund	1,000.00	1,018.25	6.95	1.37%
UltraDow 30 ProFund	1,000.00	1,017.75	7.46	1.47%
UltraOTC ProFund	1,000.00	1,018.45	6.75	1.33%
UltraJapan ProFund	1,000.00	1,016.94	8.26	1.63%
Bear ProFund	1,000.00	1,018.00	7.20	1.42%
Short Small-Cap ProFund	1,000.00	1,017.60	7.61	1.50%
Short OTC ProFund	1,000.00	1,017.95	7.25	1.43%
UltraBear ProFund	1,000.00	1,018.10	7.10	1.40%
UltraShort Mid-Cap ProFund	1,000.00	1,016.34	8.87	1.75%
UltraShort Small-Cap ProFund	1,000.00	1,018.50	6.70	1.32%
UltraShort Dow 30 ProFund**	1,000.00	1,015.33	8.70	1.95%
UltraShort OTC ProFund	1,000.00	1,018.20	7.00	1.38%
Banks UltraSector ProFund	1,000.00	1,015.33	9.88	1.95%
Basic Materials UltraSector ProFund	1,000.00	1,015.43	9.78	1.93%
Biotechnology UltraSector ProFund	1,000.00	1,015.99	9.22	1.82%
Consumer Goods UltraSector ProFund	1,000.00	1,015.33	9.88	1.95%
Consumer Services UltraSector ProFund	1,000.00	1,015.33	9.88	1.95%
Financials UltraSector ProFund	1,000.00	1,015.38	9.83	1.94%
Health Care UltraSector ProFund	1,000.00	1,015.33	9.88	1.95%
Industrials UltraSector ProFund	1,000.00	1,016.19	9.02	1.78%
Internet UltraSector ProFund	1,000.00	1,017.65	7.56	1.49%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,017.19	8.01	1.58%
Oil & Gas UltraSector ProFund	1,000.00	1,017.29	7.91	1.56%
Pharmaceuticals UltraSector ProFund	1,000.00	1,015.84	9.37	1.85%
Precious Metals UltraSector ProFund	1,000.00	1,018.15	7.05	1.39%
Real Estate UltraSector ProFund	1,000.00	1,017.50	7.71	1.52%
Semiconductor UltraSector ProFund	1,000.00	1,016.84	8.36	1.65%
Technology UltraSector ProFund	1,000.00	1,015.33	9.88	1.95%
Telecommunications UltraSector ProFund	1,000.00	1,015.58	9.63	1.90%
Utilities UltraSector ProFund	1,000.00	1,015.79	9.42	1.86%
U.S. Government Plus ProFund	1,000.00	1,019.25	5.94	1.17%
Rising Rates Opportunity ProFund	1,000.00	1,018.00	7.20	1.42%
Money Market ProFund***	1,000.00	1,020.86	4.32	0.85%

*	Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Information shown reflects values using the expense ratios for the period from July 22, 2004 (date of commencement of operations) to December 31, 2004 and has been annualized to reflect values for the period from July 1, 2004 to December 31, 2004.
***	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

PROFUNDS

Expense Examples (continued) (unaudited)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and the other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period* 7/1/04-12/31/04	Expense Ratio During Period 7/1/04-12/31/04
Service Class
Bull ProFund	$1,000.00	$1,013.02	$12.19	2.41%
Mid-Cap ProFund	1,000.00	1,012.47	12.75	2.52%
Small-Cap ProFund	1,000.00	1,013.62	11.59	2.29%
OTC ProFund	1,000.00	1,013.47	11.74	2.32%
Large-Cap Value ProFund	1,000.00	1,012.67	12.55	2.48%
Large-Cap Growth ProFund	1,000.00	1,012.57	12.65	2.50%
Mid-Cap Value ProFund	1,000.00	1,013.57	11.64	2.30%
Mid-Cap Growth ProFund	1,000.00	1,011.11	14.10	2.79%
Small-Cap Value ProFund	1,000.00	1,012.82	12.40	2.45%
Small-Cap Growth ProFund	1,000.00	1,012.42	12.80	2.53%
Europe 30 ProFund	1,000.00	1,012.62	12.60	2.49%
UltraBull ProFund	1,000.00	1,012.97	12.25	2.42%
UltraMid-Cap ProFund	1,000.00	1,012.52	12.70	2.51%
UltraSmall-Cap ProFund	1,000.00	1,013.22	11.99	2.37%
UltraDow 30 ProFund	1,000.00	1,012.72	12.50	2.47%
UltraOTC ProFund	1,000.00	1,013.42	11.79	2.33%
UltraJapan ProFund	1,000.00	1,011.91	13.30	2.63%
Bear ProFund	1,000.00	1,012.97	12.25	2.42%
Short Small-Cap ProFund	1,000.00	1,012.57	12.65	2.50%
Short OTC ProFund	1,000.00	1,012.92	12.30	2.43%
UltraBear ProFund	1,000.00	1,013.07	12.14	2.40%
UltraShort Mid-Cap ProFund	1,000.00	1,011.31	13.90	2.75%
UltraShort Small-Cap ProFund	1,000.00	1,013.47	11.74	2.32%
UltraShort Dow 30 ProFund**	1,000.00	1,010.31	13.12	2.95%
UltraShort OTC ProFund	1,000.00	1,013.17	12.04	2.38%
Banks UltraSector ProFund	1,000.00	1,010.31	14.91	2.95%
Basic Materials UltraSector ProFund	1,000.00	1,010.41	14.81	2.93%
Biotechnology UltraSector ProFund	1,000.00	1,010.96	14.25	2.82%
Consumer Goods UltraSector ProFund	1,000.00	1,010.31	14.91	2.95%
Consumer Services UltraSector ProFund	1,000.00	1,010.31	14.91	2.95%
Financials UltraSector ProFund	1,000.00	1,010.36	14.86	2.94%
Health Care UltraSector ProFund	1,000.00	1,010.31	14.91	2.95%
Industrials UltraSector ProFund	1,000.00	1,011.16	14.05	2.78%
Internet UltraSector ProFund	1,000.00	1,012.62	12.60	2.49%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,012.17	13.05	2.58%
Oil & Gas UltraSector ProFund	1,000.00	1,012.27	12.95	2.56%
Pharmaceuticals UltraSector ProFund	1,000.00	1,010.81	14.41	2.85%
Precious Metals UltraSector ProFund	1,000.00	1,013.12	12.09	2.39%
Real Estate UltraSector ProFund	1,000.00	1,012.47	12.75	2.52%
Semiconductor UltraSector ProFund	1,000.00	1,011.81	13.40	2.65%
Technology UltraSector ProFund	1,000.00	1,010.31	14.91	2.95%
Telecommunications UltraSector ProFund	1,000.00	1,010.56	14.66	2.90%
Utilities UltraSector ProFund	1,000.00	1,010.76	14.46	2.86%
U.S. Government Plus ProFund	1,000.00	1,014.23	10.99	2.17%
Rising Rates Opportunity ProFund	1,000.00	1,012.97	12.25	2.42%
Money Market ProFund***	1,000.00	1,017.44	7.76	1.53%

*	Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Information shown reflects values using the expense ratios for the period from July 22, 2004 (date of commencement of operations) to December 31, 2004 and has been annualized to reflect values for the period from July 1, 2004 to December 31, 2004.
***	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments December 31, 2004

Common Stocks (77.4%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.4%	8,496	$697,267
Abbott Laboratories (Pharmaceuticals)	0.5%	16,992	792,677
Altria Group, Inc. (Agriculture)	0.9%	22,302	1,362,652
American Express Co. (Diversified Financial Services)	0.5%	13,806	778,244
American International Group, Inc. (Insurance)	1.2%	28,320	1,859,774
Amgen, Inc.* (Biotechnology)	0.6%	13,747	881,870
Bank of America Corp. (Banks)	1.3%	44,250	2,079,309
ChevronTexaco Corp. (Oil & Gas)	0.8%	23,187	1,217,549
Cisco Systems, Inc.* (Telecommunications)	0.9%	73,514	1,418,820
Citigroup, Inc. (Diversified Financial Services)	1.7%	56,345	2,714,702
Coca-Cola Co. (Beverages)	0.7%	26,373	1,097,908
Comcast Corp.—Special Class A* (Media)	0.5%	24,308	808,970
ConocoPhillips (Oil & Gas)	0.4%	7,493	650,617
Dell, Inc.* (Computers)	0.7%	27,140	1,143,680
eBay, Inc.* (Internet)	0.5%	7,198	836,984
Eli Lilly & Co. (Pharmaceuticals)	0.4%	12,272	696,436
Exxon Mobil Corp. (Oil & Gas)	2.3%	70,741	3,626,184
Fannie Mae (Diversified Financial Services)	0.5%	10,502	747,847
General Electric Co. (Miscellaneous Manufacturing)	2.7%	114,814	4,190,711
Hewlett-Packard Co. (Computers)	0.4%	32,863	689,137
Home Depot, Inc. (Retail)	0.6%	23,895	1,021,272
Intel Corp. (Semiconductors)	1.0%	69,738	1,631,172
International Business Machines Corp. (Computers)	1.1%	18,231	1,797,212
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.0%	38,763	1,512,145
Johnson & Johnson (Healthcare—Products)	1.3%	32,273	2,046,754
Medtronic, Inc. (Healthcare—Products)	0.4%	13,157	653,508
Merck & Co., Inc. (Pharmaceuticals)	0.5%	24,131	775,570
Microsoft Corp. (Software)	2.0%	118,236	3,158,084
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.4%	11,918	661,687
Oracle Corp.* (Software)	0.5%	56,227	771,434
PepsiCo, Inc. (Beverages)	0.6%	18,408	960,898
Pfizer, Inc. (Pharmaceuticals)	1.4%	82,128	2,208,422
Procter & Gamble Co. (Cosmetics/Personal Care)	1.0%	27,671	1,524,119
Qualcomm, Inc. (Telecommunications)	0.5%	17,700	750,480
SBC Communications, Inc. (Telecommunications)	0.6%	36,049	928,983
Time Warner, Inc.* (Media)	0.6%	49,737	966,888
Tyco International, Ltd. (Miscellaneous Manufacturing)	0.5%	21,830	780,204
U.S. Bancorp (Banks)	0.4%	20,414	639,366
United Parcel Service, Inc.—Class B (Transportation)	0.7%	12,213	1,043,723

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
United Technologies Corp. (Aerospace/Defense)	0.4%	5,546	$573,179
UnitedHealth Group, Inc. (Healthcare—Services)	0.4%	7,257	638,834
Verizon Communications, Inc. (Telecommunications)	0.8%	30,090	1,218,946
Viacom, Inc.—Class B (Media)	0.4%	18,880	687,043
Wachovia Corp. (Banks)	0.6%	16,824	884,942
Wal-Mart Stores, Inc. (Retail)	1.5%	46,138	2,437,009
Walt Disney Co. (Media)	0.4%	22,361	621,636
Wells Fargo & Co. (Banks)	0.7%	18,349	1,140,390
Wyeth (Pharmaceuticals)	0.4%	14,514	618,151
Yahoo!, Inc.* (Internet)	0.4%	14,809	558,003
Other Common Stocks	38.4%	1,773,118	60,195,528

TOTAL COMMON STOCKS (Cost $103,998,643)			121,696,920

Repurchase Agreements (21.3%)
	Principal Amount
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $33,598,199 (Collateralized by $37,842,000 Federal National Mortgage Association, 3.37%, 10/5/07, market value $34,266,480)	$33,594,000	33,594,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,594,000)		33,594,000

Rights/Warrants(NM)
	Shares
Other Securities	5,670	8,959

TOTAL RIGHTS/WARRANTS (Cost $0)		8,959

TOTAL INVESTMENT SECURITIES (Cost $137,592,643)—98.7%		155,299,879
Net other assets (liabilities)—1.3%		2,059,770

NET ASSETS 100.0%		$157,359,649

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $36,399,000)	120	$187,568

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments December 31, 2004

Bull ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	1.4%
Agriculture	1.2%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.0%
Beverages	1.8%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.7%
Computers	3.4%
Cosmetics/Personal Care	1.6%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.9%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.5%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.8%
Healthcare—Services	1.1%
Home Builders	0.1%
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM

Industry	Percentage of Net Assets
Insurance	3.6%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.3%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.2%
Media	3.0%
Mining	0.4%
Miscellaneous Manufacturing	4.7%
Office/Business Equipment	0.2%
Oil & Gas	4.8%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	4.7%
Pipelines	0.2%
Real Estate Investment Trust	0.4%
Retail	5.5%
Savings & Loans	0.4%
Semiconductors	2.4%
Software	3.8%
Telecommunications	4.7%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other**	22.6%

NM	Not meaningful, amount is less than 0.05%.
**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

This Summary Schedule of Portfolio Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (72.4%)
	Shares	Value
3Com Corp.* (Telecommunications)	35,720	$148,952
99 Cents Only Stores* (Retail)	6,251	101,016
Abercrombie & Fitch Co.—Class A (Retail)	8,930	419,264
Activision, Inc.* (Software)	12,502	252,290
Acxiom Corp. (Software)	8,037	211,373
Adesa, Inc. (Commercial Services)	8,930	189,495
ADTRAN, Inc. (Telecommunications)	7,144	136,736
Advance Auto Parts, Inc.* (Retail)	7,144	312,050
Advent Software, Inc.* (Software)	2,679	54,866
Aeropostale, Inc.* (Retail)	5,358	157,686
AGCO Corp.* (Machinery—Diversified)	8,037	175,930
AGL Resources, Inc. (Gas)	6,251	207,783
Airgas, Inc. (Chemicals)	7,144	189,387
AirTran Holdings, Inc.* (Airlines)	8,037	85,996
Alaska Air Group, Inc.* (Airlines)	2,679	89,720
Albemarle Corp. (Chemicals)	3,572	138,272
Alexander & Baldwin, Inc. (Transportation)	3,572	151,524
Alliance Data Systems Corp.* (Commercial Services)	7,144	339,197
Alliant Energy Corp. (Electric)	10,716	306,478
Alliant Techsystems, Inc.* (Aerospace/Defense)	3,572	233,537
Allmerica Financial Corp.* (Insurance)	4,465	146,586
AMB Property Corp. (Real Estate Investment Trust)	7,144	288,546
American Eagle Outfitters, Inc. (Retail)	6,251	294,422
American Financial Group, Inc. (Insurance)	7,144	223,679
American Greetings Corp.—Class A (Household Products/Wares)	6,251	158,463
AmeriCredit Corp.* (Diversified Financial Services)	14,288	349,342
Amerus Group Co. (Insurance)	3,572	161,812
Ametek, Inc. (Electrical Components & Equipment)	6,251	222,973
Amphenol Corp.—Class A* (Electronics)	8,037	295,278
AnnTaylor Stores Corp.* (Retail)	6,251	134,584
Applebee’s International, Inc. (Retail)	7,144	188,959
Apria Healthcare Group, Inc.* (Healthcare—Services)	4,465	147,122
Aqua America, Inc. (Water)	8,930	219,589
Aquila, Inc.* (Electric)	21,432	79,084
Arch Coal, Inc. (Coal)	5,358	190,423
Arrow Electronics, Inc.* (Electronics)	10,716	260,399
Arthur J. Gallagher & Co. (Insurance)	8,037	261,203
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,251	139,835
Ascential Software Corp.* (Software)	5,358	87,389
Associated Banc-Corp. (Banks)	9,823	326,222
Astoria Financial Corp. (Savings & Loans)	7,144	285,546
Atmel Corp.* (Semiconductors)	43,757	171,527
Avnet, Inc.* (Electronics)	10,716	195,460
Avocent Corp.* (Internet)	4,465	180,922
Bandag, Inc. (Auto Parts & Equipment)	1,786	88,961
Bank of Hawaii Corp. (Banks)	4,465	226,554
Banknorth Group, Inc. (Banks)	16,074	588,309
Banta Corp. (Commercial Services)	2,679	119,912
Barnes & Noble, Inc.* (Retail)	6,251	201,720
Barr Laboratories, Inc.* (Pharmaceuticals)	9,823	447,339
Beckman Coulter, Inc. (Healthcare—Products)	5,358	358,932
Belo Corp.—Class A (Media)	10,716	281,188
BJ’s Wholesale Club, Inc.* (Retail)	6,251	182,092
Black Hills Corp. (Electric)	2,679	82,192
Blyth, Inc. (Household Products/Wares)	3,572	105,588
Bob Evans Farms, Inc. (Retail)	3,572	93,372
Borders Group, Inc. (Retail)	7,144	181,458

Common Stocks, continued
	Shares	Value
BorgWarner, Inc. (Auto Parts & Equipment)	5,358	$290,243
Bowater, Inc. (Forest Products & Paper)	5,358	235,591
Boyd Gaming Corp. (Lodging)	8,037	334,741
Brink’s Co. (Miscellaneous Manufacturing)	5,358	211,748
Brinker International, Inc.* (Retail)	8,930	313,175
Brown & Brown, Inc. (Insurance)	6,251	272,231
C.H. Robinson Worldwide, Inc. (Transportation)	8,037	446,214
Cabot Corp. (Chemicals)	5,358	207,247
Cabot Microelectronics Corp.* (Chemicals)	2,679	107,294
Cadence Design Systems, Inc.* (Computers)	25,004	345,305
Caesars Entertainment, Inc.* (Lodging)	28,576	575,521
Callaway Golf Co. (Leisure Time)	7,144	96,444
Career Education Corp.* (Commercial Services)	9,823	392,920
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,679	173,921
Carmax, Inc.* (Retail)	9,823	305,004
Catalina Marketing Corp. (Advertising)	4,465	132,298
CBRL Group, Inc. (Retail)	4,465	186,860
CDW Corp. (Distribution/Wholesale)	8,037	533,255
Cephalon, Inc.* (Pharmaceuticals)	5,358	272,615
Ceridian Corp.* (Computers)	13,395	244,861
Certegy, Inc. (Software)	6,251	222,098
Charles River Laboratories International, Inc.* (Biotechnology)	4,465	205,435
CheckFree Corp.* (Internet)	8,037	306,049
Cheesecake Factory, Inc.* (Retail)	4,465	144,979
Chico’s FAS, Inc.* (Retail)	8,037	365,925
Choicepoint, Inc.* (Commercial Services)	8,037	369,622
Church & Dwight, Inc. (Household Products/Wares)	5,358	180,136
Cincinnati Bell, Inc.* (Telecommunications)	22,325	92,649
City National Corp. (Banks)	4,465	315,452
Claire’s Stores, Inc. (Retail)	8,930	189,763
CNF, Inc. (Transportation)	4,465	223,697
Cognizant Technology Solutions Corp.* (Computers)	11,609	491,408
Colonial BancGroup, Inc. (Banks)	12,502	265,417
Commerce Bancorp, Inc. (Banks)	7,144	460,074
Commscope, Inc.* (Telecommunications)	5,358	101,266
Community Health Systems, Inc.* (Healthcare—Services)	8,930	248,968
Constellation Brands, Inc.* (Beverages)	9,823	456,868
Cooper Cameron Corp.* (Oil & Gas Services)	5,358	288,314
Copart, Inc.* (Retail)	8,037	211,534
Corinthian Colleges, Inc.* (Commercial Services)	8,037	151,457
Covance, Inc.* (Healthcare—Services)	5,358	207,623
Coventry Health Care, Inc.* (Healthcare—Services)	8,037	426,604
Crane Co. (Miscellaneous Manufacturing)	5,358	154,525
Credence Systems Corp.* (Semiconductors)	8,930	81,710
Cree Research, Inc.* (Semiconductors)	7,144	286,332
Crompton Corp. (Chemicals)	10,716	126,449
CSG Systems International, Inc.* (Software)	4,465	83,496
Cullen/Frost Bankers, Inc. (Banks)	4,465	216,999
Cypress Semiconductors Corp.* (Semiconductors)	11,609	136,174
Cytec Industries, Inc. (Chemicals)	3,572	183,672
CYTYC Corp.* (Healthcare—Products)	9,823	270,820
D.R. Horton, Inc. (Home Builders)	21,432	863,924
Dean Foods Co.* (Food)	14,288	470,790
Deluxe Corp. (Commercial Services)	4,465	166,678
DENTSPLY International, Inc. (Healthcare—Products)	7,144	401,493

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Developers Diversified Realty Corp. (Real Estate Investment Trust)	8,930	$396,225
DeVry, Inc.* (Commercial Services)	6,251	108,517
Diebold, Inc. (Computers)	6,251	348,368
Dollar Tree Stores, Inc.* (Retail)	10,716	307,335
Donaldson Co., Inc. (Miscellaneous Manufacturing)	8,037	261,845
DPL, Inc. (Electric)	11,609	291,502
DST Systems, Inc.* (Computers)	8,037	418,888
Dun & Bradstreet Corp.* (Software)	6,251	372,872
Duquesne Light Holdings, Inc. (Electric)	7,144	134,664
Dycom Industries, Inc.* (Engineering & Construction)	4,465	136,272
Eaton Vance Corp. (Diversified Financial Services)	6,251	325,990
Education Management Corp.* (Commercial Services)	7,144	235,823
Edwards (A.G.), Inc. (Diversified Financial Services)	7,144	308,692
Edwards Lifesciences Corp.* (Healthcare—Products)	5,358	221,071
Emmis Communications Corp.* (Media)	5,358	102,820
Energizer Holdings, Inc.* (Electrical Components & Equipment)	7,144	354,986
Energy East Corp. (Electric)	13,395	357,379
Ensco International, Inc. (Oil & Gas)	14,288	453,501
Entercom Communications Corp.* (Media)	4,465	160,249
Equitable Resources, Inc. (Pipelines)	5,358	325,016
Everest Re Group, Ltd. (Insurance)	5,358	479,862
Expeditors International of Washington, Inc. (Transportation)	9,823	548,910
Fair Isaac Corp. (Software)	6,251	229,287
Fairchild Semiconductors International, Inc.* (Semiconductors)	10,716	174,242
Fastenal Co. (Distribution/Wholesale)	7,144	439,785
Federal Signal Corp. (Miscellaneous Manufacturing)	4,465	78,852
Ferro Corp. (Chemicals)	3,572	82,835
Fidelity National Financial, Inc. (Insurance)	16,074	734,099
First American Financial Corp. (Insurance)	8,037	282,420
First Health Group Corp.* (Commercial Services)	8,037	150,372
FirstMerit Corp. (Banks)	8,037	228,974
Flowserve Corp.* (Machinery—Diversified)	5,358	147,559
FMC Corp.* (Chemicals)	3,572	172,528
FMC Technologies, Inc.* (Oil & Gas Services)	6,251	201,282
Foot Locker, Inc. (Retail)	14,288	384,776
Forest Oil Corp.* (Oil & Gas)	5,358	169,956
Furniture Brands International, Inc. (Home Furnishings)	5,358	134,218
Gartner Group, Inc.* (Commercial Services)	9,823	122,395
GATX Corp. (Trucking & Leasing)	4,465	131,985
Gentex Corp. (Electronics)	7,144	264,471
Glatfelter (Forest Products & Paper)	3,572	54,580
Graco, Inc. (Machinery—Diversified)	6,250	233,438
Granite Construction, Inc. (Engineering & Construction)	3,572	95,015
Grant Prideco, Inc.* (Oil & Gas Services)	11,609	232,760
Great Plains Energy, Inc. (Electric)	7,144	216,320
Greater Bay Bancorp (Banks)	4,465	124,484
GTECH Holdings Corp. (Entertainment)	10,716	278,080
Hanover Compressor Co.* (Oil & Gas Services)	7,144	100,945
Harman International Industries, Inc. (Home Furnishings)	6,251	793,877

Common Stocks, continued
	Shares	Value
Harris Corp. (Telecommunications)	6,251	$386,249
Harsco Corp. (Miscellaneous Manufacturing)	3,572	199,103
Harte-Hanks, Inc. (Advertising)	8,037	208,801
Hawaiian Electric Industries, Inc. (Electric)	7,144	208,248
HCC Insurance Holdings, Inc. (Insurance)	6,251	207,033
Health Net, Inc.* (Healthcare—Services)	9,823	283,590
Helmerich & Payne, Inc. (Oil & Gas)	4,465	151,989
Henry Schein, Inc.* (Healthcare—Products)	3,572	248,754
Herman Miller, Inc. (Office/Business Equipment)	6,251	172,715
Hibernia Corp. (Banks)	14,288	421,639
Highwoods Properties, Inc.* (Real Estate Investment Trust)	5,358	148,417
Hillenbrand Industries, Inc. (Healthcare—Products)	5,358	297,583
HNI Corp. (Office/Business Equipment)	5,358	230,662
Horace Mann Educators Corp. (Insurance)	3,572	68,154
Hormel Foods Corp. (Food)	12,502	391,938
Hospitality Properties Trust (Real Estate Investment Trust)	6,251	287,546
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	5,358	265,328
Hubbell, Inc.—Class B (Electrical Components & Equipment)	5,358	280,223
IDACORP, Inc. (Electric)	3,572	109,196
Imation Corp. (Computers)	3,572	113,697
INAMED Corp.* (Healthcare—Products)	3,572	225,929
Independence Community Bank Corp. (Savings & Loans)	8,037	342,215
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,358	184,583
Integrated Circuit Systems, Inc.* (Semiconductors)	6,251	130,771
Integrated Device Technology, Inc.* (Semiconductors)	9,823	113,554
International Rectifier Corp.* (Semiconductors)	6,251	278,607
International Speedway Corp. (Entertainment)	4,465	235,752
Intersil Corp.—Class A (Semiconductors)	13,395	224,232
Investors Financial Services Corp. (Banks)	6,251	312,425
Invitrogen Corp.* (Biotechnology)	5,358	359,682
ITT Educational Services, Inc.* (Commercial Services)	4,465	212,311
IVAX Corp.* (Pharmaceuticals)	23,218	367,309
J.B. Hunt Transport Services, Inc. (Transportation)	7,144	320,408
Jack Henry & Associates, Inc. (Computers)	8,037	160,017
Jacobs Engineering Group, Inc.* (Engineering & Construction)	5,358	256,059
Jefferies Group, Inc. (Diversified Financial Services)	5,358	215,820
JetBlue Airways Corp.* (Airlines)	9,823	228,090
JM Smucker Co. (Food)	5,358	252,201
Keane, Inc.* (Software)	5,358	78,763
Kelly Services, Inc.—Class A (Commercial Services)	3,572	107,803
KEMET Corp.* (Electronics)	8,037	71,931
Kennametal, Inc. (Hand/Machine Tools)	3,572	177,778
Korn/Ferry International* (Commercial Services)	3,572	74,119
Krispy Kreme Doughnuts, Inc.* (Retail)	5,358	67,511
L-3 Communications Holdings, Inc. (Aerospace/Defense)	9,823	719,437
LaBranche & Co., Inc.* (Diversified Financial Services)	5,358	48,008

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Lam Research Corp.* (Semiconductors)	12,502	$361,433
Lancaster Colony Corp. (Miscellaneous Manufacturing)	3,572	153,132
Lattice Semiconductors Corp.* (Semiconductors)	10,716	61,081
Laureate Education, Inc.* (Commercial Services)	4,465	196,862
Lear Corp. (Auto Parts & Equipment)	6,251	381,373
Lee Enterprises, Inc. (Media)	4,465	205,747
Legg Mason, Inc. (Diversified Financial Services)	8,930	654,212
Lennar Corp.—Class A (Home Builders)	14,288	809,844
Leucadia National Corp. (Holding Companies—Diversified)	6,251	434,319
Liberty Property Trust (Real Estate Investment Trust)	8,037	347,198
LifePoint Hospitals, Inc.* (Healthcare—Services)	3,572	124,377
Lincare Holdings, Inc.* (Healthcare—Services)	8,930	380,865
Longview Fibre Co. (Forest Products & Paper)	4,465	80,995
LTX Corp.* (Semiconductors)	5,358	41,203
Lubrizol Corp. (Chemicals)	4,465	164,580
Lyondell Chemical Co. (Chemicals)	21,432	619,813
Mack-Cali Realty Corp. (Real Estate Investment Trust)	5,358	246,629
Macromedia, Inc.* (Internet)	6,251	194,531
Macrovision Corp.* (Entertainment)	4,465	114,840
Mandalay Resort Group (Lodging)	6,251	440,258
Manpower, Inc. (Commercial Services)	8,037	388,187
Martin Marietta Materials (Building Materials)	4,465	239,592
McAfee, Inc.* (Internet)	14,288	413,352
McDATA Corp.—Class A* (Computers)	10,716	63,867
MDU Resources Group, Inc. (Electric)	10,716	285,903
Media General, Inc.—Class A (Media)	1,786	115,751
Mentor Graphics Corp.* (Computers)	6,251	95,578
Mercantile Bankshares Corp. (Banks)	7,144	372,917
Michaels Stores, Inc. (Retail)	12,502	374,685
Micrel, Inc.* (Semiconductors)	8,037	88,568
Microchip Technology, Inc. (Semiconductors)	18,753	499,954
Millennium Pharmaceuticals, Inc.* (Biotechnology)	27,683	335,518
Minerals Technologies, Inc. (Chemicals)	1,786	119,126
Modine Manufacturing Co. (Auto Parts & Equipment)	3,572	120,626
Mohawk Industries, Inc.* (Textiles)	6,251	570,404
Moneygram International, Inc. (Software)	8,037	169,902
MPS Group, Inc.* (Commercial Services)	9,823	120,430
Murphy Oil Corp. (Oil & Gas)	8,037	646,576
National Fuel Gas Co. (Pipelines)	7,144	202,461
National Instruments Corp. (Computers)	7,144	194,674
National-Oilwell, Inc.* (Oil & Gas Services)	8,037	283,626
Neiman Marcus Group, Inc.—Class A (Retail)	4,465	319,426
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	8,930	241,824
New York Community Bancorp (Savings & Loans)	24,111	495,963
Newfield Exploration Co.* (Oil & Gas)	5,358	316,390
Newport Corp.* (Telecommunications)	3,572	50,365
Noble Energy, Inc. (Oil & Gas)	5,358	330,374
Nordson Corp. (Machinery—Diversified)	3,572	143,130
Northeast Utilities System (Electric)	11,609	218,830
NSTAR (Electric)	4,465	242,360
O’Reilly Automotive, Inc.* (Retail)	5,358	241,378
OGE Energy Corp. (Electric)	8,037	213,061
Ohio Casualty Corp.* (Insurance)	5,358	124,359

Common Stocks, continued
	Shares	Value
Old Republic International Corp. (Insurance)	16,967	$429,265
Olin Corp. (Chemicals)	6,251	137,647
Omnicare, Inc. (Pharmaceuticals)	9,823	340,072
ONEOK, Inc. (Gas)	9,823	279,170
Outback Steakhouse, Inc. (Retail)	7,144	327,052
Pacific Sunwear of California, Inc.* (Retail)	7,144	159,025
PacifiCare Health Systems, Inc.* (Healthcare—Services)	8,037	454,251
Packaging Corp. of America (Packaging & Containers)	9,823	231,332
Par Pharmaceutical Companies, Inc.* (Pharmaceuticals)	2,679	110,857
Patterson Dental Co.* (Healthcare—Products)	12,502	542,462
Patterson-UTI Energy, Inc. (Oil & Gas)	15,181	295,270
Payless ShoeSource, Inc.* (Retail)	6,251	76,887
Peabody Energy Corp. (Coal)	6,251	505,769
Pentair, Inc. (Miscellaneous Manufacturing)	8,930	388,990
Pepco Holdings, Inc. (Electric)	16,967	361,736
PepsiAmericas, Inc. (Beverages)	12,502	265,542
Perrigo Co. (Pharmaceuticals)	6,251	107,955
Petsmart, Inc. (Retail)	13,395	475,923
Pier 1 Imports, Inc. (Retail)	8,037	158,329
Pioneer Natural Resources Co. (Oil & Gas)	10,716	376,132
Plains Exploration & Production Co.* (Oil & Gas)	7,144	185,744
Plantronics, Inc. (Telecommunications)	4,465	185,164
Plexus Corp.* (Electronics)	3,572	46,472
PMI Group, Inc. (Insurance)	8,930	372,828
PNM Resources, Inc. (Electric)	5,358	135,504
Pogo Producing Co. (Oil & Gas)	6,251	303,111
Polycom, Inc.* (Telecommunications)	8,930	208,248
Potlatch Corp. (Forest Products & Paper)	2,679	135,504
Powerwave Technologies, Inc.* (Telecommunications)	9,823	83,299
Precision Castparts Corp. (Metal Fabricate/Hardware)	6,251	410,566
Pride International, Inc.* (Oil & Gas)	12,502	256,791
Protective Life Corp. (Insurance)	6,251	266,855
Protein Design Labs, Inc.* (Biotechnology)	8,930	184,494
Puget Energy, Inc. (Electric)	8,930	220,571
Quanta Services, Inc.* (Commercial Services)	10,716	85,728
Questar Corp. (Pipelines)	8,037	409,566
Radian Group, Inc. (Insurance)	8,930	475,433
Raymond James Financial Corp. (Diversified Financial Services)	7,144	221,321
Rayonier, Inc. (Forest Products & Paper)	4,465	218,383
Reader’s Digest Association, Inc. (Media)	8,930	124,216
Regis Corp. (Retail)	4,465	206,060
Renal Care Group, Inc.* (Healthcare—Services)	6,251	224,973
Republic Services, Inc. (Environmental Control)	14,288	479,219
Retek, Inc.* (Software)	5,358	32,952
Reynolds & Reynolds Co. (Computers)	6,251	165,714
RF Micro Devices, Inc.* (Telecommunications)	16,967	116,054
Rollins, Inc. (Commercial Services)	4,465	117,519
Ross Stores, Inc. (Retail)	13,395	386,714
RPM, Inc. (Chemicals)	10,716	210,677
RSA Security, Inc.* (Internet)	6,251	125,395
Ruby Tuesday, Inc. (Retail)	6,251	163,026
Ruddick Corp. (Food)	4,465	96,846
Saks, Inc. (Retail)	13,395	194,361
SanDisk Corp.* (Computers)	15,181	379,070
SCANA Corp. (Electric)	9,823	387,026

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Scholastic Corp.* (Media)	3,572	$132,021
SEI Investments Co. (Software)	9,823	411,877
Semtech Corp.* (Semiconductors)	7,144	156,239
Sensient Technologies Corp. (Chemicals)	4,465	107,115
Sepracor, Inc.* (Pharmaceuticals)	8,037	477,157
Sequa Corp.—Class A* (Aerospace/Defense)	893	54,607
Sierra Pacific Resources* (Electric)	10,716	112,518
Silicon Laboratories, Inc.* (Semiconductors)	4,465	157,659
Silicon Valley Bancshares* (Banks)	3,572	160,097
Smith International, Inc.* (Oil & Gas Services)	9,823	534,469
Smithfield Foods, Inc.* (Food)	9,823	290,663
Sonoco Products Co. (Packaging & Containers)	8,930	264,774
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	5,358	97,301
SPX Corp. (Miscellaneous Manufacturing)	7,144	286,189
StanCorp Financial Group, Inc. (Insurance)	2,679	221,018
Steel Dynamics, Inc. (Iron/Steel)	4,465	169,134
Stericycle, Inc.* (Environmental Control)	4,465	205,167
STERIS Corp.* (Healthcare—Products)	6,251	148,274
Storage Technology Corp.* (Computers)	9,823	310,505
Swift Transportation Co., Inc.* (Transportation)	7,144	153,453
Sybase, Inc.* (Software)	8,930	178,154
Synopsys, Inc.* (Computers)	14,288	280,331
TCF Financial Corp. (Banks)	12,502	401,814
Tech Data Corp.* (Distribution/Wholesale)	5,358	243,253
Techne Corp.* (Healthcare—Products)	3,572	138,951
Tecumseh Products Co. (Machinery—Diversified)	1,786	85,371
Teleflex, Inc. (Miscellaneous Manufacturing)	3,572	185,530
Telephone & Data Systems, Inc. (Telecommunications)	5,358	412,299
The Ryland Group, Inc. (Home Builders)	3,572	205,533
The Scotts Co.—Class A* (Household Products/Wares)	2,679	196,960
Thomas & Betts Corp.* (Electronics)	5,358	164,759
Thor Industries, Inc. (Home Builders)	5,358	198,514
Tidewater, Inc. (Oil & Gas Services)	5,358	190,798
Timberland Co.—Class A* (Apparel)	3,572	223,857
Titan Corp.* (Aerospace/Defense)	8,037	130,199
Toll Brothers, Inc.* (Home Builders)	7,144	490,150
Tootsie Roll Industries, Inc. (Food)	4,465	154,623
Transaction Systems Architect, Inc.* (Software)	3,572	70,904
Triad Hospitals, Inc.* (Healthcare—Services)	7,144	265,828
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,465	152,167
TriQuint Semiconductors, Inc.* (Semiconductors)	12,502	55,634
Tupperware Corp. (Household Products/Wares)	5,358	111,018
Tyson Foods, Inc.—Class A (Food)	32,148	591,522
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	11,609	287,903
United Rentals, Inc.* (Commercial Services)	7,144	135,022
Unitrin, Inc. (Insurance)	6,251	284,108
Universal Corp. (Agriculture)	2,679	128,163
Universal Health Services, Inc.—Class B (Healthcare—Services)	5,358	238,431
UTStarcom, Inc.* (Telecommunications)	10,716	237,359
Valassis Communications, Inc.* (Commercial Services)	4,465	156,320
Valeant Pharmaceuticals International (Pharmaceuticals)	8,037	211,775
Valspar Corp. (Chemicals)	4,465	223,295
Varco International, Inc.* (Oil & Gas Services)	8,930	260,310

Common Stocks, continued
	Shares	Value
Varian Medical Systems, Inc.* (Healthcare—Products)	12,502	$540,586
Varian, Inc.* (Electronics)	3,572	146,488
VCA Antech, Inc.* (Pharmaceuticals)	3,572	70,011
Vectren Corp. (Gas)	7,144	191,459
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,144	75,512
Vishay Intertechnology, Inc.* (Electronics)	15,181	228,019
VISX, Inc.* (Healthcare—Products)	4,465	115,510
W.R. Berkley Corp. (Insurance)	8,037	379,105
Waddell & Reed Financial, Inc. (Diversified Financial Services)	7,144	170,670
Washington Federal, Inc. (Savings & Loans)	7,144	189,602
Washington Post Co.—Class B (Media)	893	877,837
Weatherford International, Ltd.* (Oil & Gas Services)	12,502	641,353
Webster Financial Corp. (Banks)	4,465	226,108
Werner Enterprises, Inc. (Transportation)	7,144	161,740
Westamerica Bancorporation (Banks)	2,679	156,212
Westar Energy, Inc. (Electric)	8,037	183,806
Western Gas Resources, Inc. (Pipelines)	7,144	208,962
Westwood One, Inc.* (Media)	8,930	240,485
WGL Holdings, Inc. (Gas)	4,465	137,701
Whole Foods Market, Inc. (Food)	5,358	510,885
Williams Sonoma, Inc.* (Retail)	10,716	375,489
Wilmington Trust Corp. (Banks)	6,251	225,974
Wind River Systems, Inc.* (Software)	7,144	96,801
Wisconsin Energy Corp. (Electric)	10,716	361,236
Worthington Industries, Inc. (Metal Fabricate/Hardware)	8,037	157,364
WPS Resources Corp. (Electric)	3,572	178,457
York International Corp. (Building Materials)	3,572	123,377
Zebra Technologies Corp.* (Machinery—Diversified)	6,251	351,806

TOTAL COMMON STOCKS (Cost $80,527,323)		97,826,090

Repurchase Agreements (26.2%)
	Principal Amount
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $35,436,429 (Collateralized by $36,173,000 Federal National Mortgage Association, 2.43%, 1/13/05, market value $36,141,231)	$35,432,000	35,432,000

TOTAL REPURCHASE AGREEMENTS (Cost $35,432,000)		35,432,000

TOTAL INVESTMENT SECURITIES (Cost $115,959,323)—98.6%		133,258,090
Net other assets (liabilities)—1.4%		1,856,845

NET ASSETS—100.0%		$135,114,935

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $37,865,100)	114	$1,369,197

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $265,720)	4	$(3,373)

*	Non-income producing security

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.3%
Aerospace/Defense	0.8%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.2%
Auto Parts & Equipment	0.8%
Banks	3.7%
Beverages	0.5%
Biotechnology	0.9%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.5%
Commercial Services	3.0%
Computers	2.7%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.8%
Electric	3.5%
Electrical Components & Equipment	0.6%
Electronics	1.2%
Engineering & Construction	0.4%

Industry	Percentage of Net Assets
Entertainment	0.5%
Environmental Control	0.5%
Food	2.0%
Forest Products & Paper	0.5%
Gas	0.6%
Hand/Machine Tools	0.1%
Healthcare—Products	2.6%
Healthcare—Services	2.2%
Holding Companies—Diversified	0.3%
Home Builders	2.1%
Home Furnishings	0.7%
Household Products/Wares	0.6%
Insurance	3.9%
Internet	0.9%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	1.0%
Machinery—Diversified	0.8%
Media	1.7%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	1.7%
Office/Business Equipment	0.3%
Oil & Gas	2.6%
Oil & Gas Services	2.0%
Packaging & Containers	0.4%
Pharmaceuticals	1.8%
Pipelines	0.8%
Real Estate Investment Trust	1.7%
Retail	6.0%
Savings & Loans	1.0%
Semiconductors	2.2%
Software	1.9%
Telecommunications	1.6%
Textiles	0.4%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.2%
Other**	27.6%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments December 31, 2004

Common Stocks (73.4%)
	Percentage of Net Assets	Shares	Value
AK Steel Holding Corp.* (Iron/Steel)	0.2%	30,072	$435,142
BancorpSouth, Inc. (Banks)	0.2%	16,647	405,687
Brocade Communications Systems, Inc.* (Computers)	0.3%	70,347	537,451
Calpine Corp.* (Electric)	0.2%	114,381	450,661
Catalina Marketing Corp. (Advertising)	0.2%	12,888	381,871
Cathay Bancorp, Inc. (Banks)	0.2%	11,814	443,025
Cimarex Energy Co.* (Oil & Gas)	0.2%	10,203	386,694
Citizens Banking Corp. (Banks)	0.2%	11,814	405,811
CMS Energy Corp.* (Electric)	0.2%	36,516	381,592
Commerce Group, Inc. (Insurance)	0.2%	5,907	360,563
Crompton Corp. (Chemicals)	0.2%	31,683	373,859
Crown Holdings, Inc.* (Packaging & Containers)	0.2%	29,535	405,811
Eagle Materials—Class A (Building Materials)	0.2%	4,296	370,960
EarthLink, Inc.* (Internet)	0.2%	37,053	426,851
First BanCorp (Banks)	0.3%	8,592	545,678
First Health Group Corp.* (Commercial Services)	0.2%	20,943	391,844
Gateway, Inc.* (Computers)	0.2%	61,218	367,920
Highwoods Properties, Inc. (Real Estate Investment Trust)	0.2%	13,425	371,873
Human Genome Sciences, Inc.* (Biotechnology)	0.2%	31,683	380,830
IDEX Corp. (Machinery—Diversified)	0.2%	10,203	413,222
Intuitive Surgical, Inc.* (Healthcare—Products)	0.2%	9,129	365,343
Joy Global, Inc. (Machinery—Construction & Mining)	0.3%	13,425	583,047
Kennametal, Inc. (Hand/Machine Tools)	0.2%	9,129	454,350
Kronos, Inc.* (Computers)	0.2%	6,981	356,939
La Quinta Corp.* (Lodging)	0.2%	51,552	468,608
Laidlaw International* (Transportation)	0.2%	24,165	517,131
Landstar System, Inc.* (Transportation)	0.3%	8,055	593,170
Mentor Corp. (Healthcare—Products)	0.2%	11,277	380,486
Nationwide Health Properties, Inc. (Real Estate Investment Trust)	0.2%	17,184	408,120
Ohio Casualty Corp.* (Insurance)	0.2%	16,647	386,377
Old National Bancorp (Banks)	0.2%	15,573	402,718
Pacific Capital Bancorp (Banks)	0.2%	12,351	419,810
Parametric Technology Corp.* (Software)	0.2%	73,569	433,321
Park National Corp. (Banks)	0.2%	3,297	446,744
Plains Exploration & Production Co.* (Oil & Gas)	0.2%	16,110	418,860
Post Properties, Inc. (Real Estate Investment Trust)	0.2%	10,740	374,826
Range Resources Corp. (Oil & Gas)	0.2%	18,795	384,546
SCP Pool Corp. (Distribution/Wholesale)	0.2%	14,499	462,518

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Select Medical Corp. (Healthcare—Services)	0.2%	21,480	$378,048
Southwestern Energy Co.* (Oil & Gas)	0.2%	8,592	435,528
Strayer Education, Inc. (Commercial Services)	0.2%	3,759	412,700
Sybron Dental Special, Inc.* (Healthcare—Products)	0.2%	10,740	379,981
Techne Corp.* (Healthcare—Products)	0.2%	9,666	376,007
Terex Corp.* (Machinery—Construction & Mining)	0.2%	7,518	358,233
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	0.3%	38,664	566,814
Titan Corp.* (Aerospace/Defense)	0.2%	22,017	356,675
Trustmark Corp. (Banks)	0.2%	12,888	400,430
Washington (Real Estate Investment Trust)	0.2%	10,740	363,764
Westamerica Bancorporation (Banks)	0.2%	6,444	375,750
Other Common Stocks	63.1%	7,547,537	132,514,196

TOTAL COMMON STOCKS (Cost $142,080,786)			153,012,385

Repurchase Agreements (25.5%)
	Principal Amount	Value
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $53,222,652 (Collateralized by $54,330,000 Federal Home Loan Bank, 2.43%, 1/13/05, market value $54,282,284)	$53,216,000	$53,216,000

TOTAL REPURCHASE AGREEMENTS (Cost $53,216,000)		53,216,000

TOTAL INVESTMENT SECURITIES (Cost $195,296,786)—98.9%		206,228,385
Net other assets (liabilities)—1.1%		2,290,431

NET ASSETS—100.0%		$208,518,816

*	Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $52,168,000)	160	$1,891,280

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $260,840)	4	$1,456

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments December 31, 2004

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/28/05 (Underlying notional amount at value $936,712)	1,438	$10,910
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $3,545,906)	5,442	397,701

**	$7,300,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31 2004:

Industry	Percentage of Net Assets
Advertising	0.3%
Aerospace/Defense	1.4%
Agriculture	0.1%
Airlines	0.6%
Apparel	0.6%
Auto Parts & Equipment	0.9%
Banks	7.2%
Beverages	NM
Biotechnology	1.3%
Building Materials	0.9%
Chemicals	1.5%
Commercial Services	3.6%
Computers	2.3%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	0.6%
Electric	1.6%
Electrical Components & Equipment	0.3%
Electronics	1.7%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.3%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.4%
Hand/Machine Tools	0.7%
Healthcare—Products	2.6%

Industry	Percentage of Net Assets
Healthcare—Services	1.8%
Holding Companies—Diversified	0.1%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.0%
Internet	2.4%
Investment Companies	0.1%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.6%
Machinery—Diversified	1.4%
Media	1.0%
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.5%
Office Furnishings	0.1%
Oil & Gas	2.8%
Oil & Gas Services	1.1%
Packaging & Containers	0.5%
Pharmaceuticals	2.5%
Real Estate	0.3%
Real Estate Investment Trust	4.8%
Retail	3.5%
Savings & Loans	1.4%
Semiconductors	2.2%
Software	2.3%
Telecommunications	2.2%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.1%
Other***	26.6%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

This Summary Schedule of Portfolio Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.6%)
	Shares	Value
Adobe Systems, Inc. (Software)	25,280	$1,586,067
Altera Corp.* (Semiconductors)	56,485	1,169,240
Amazon.com, Inc.* (Internet)	29,230	1,294,597
American Power Conversion Corp. (Electrical Components & Equipment)	20,540	439,556
Amgen, Inc.* (Biotechnology)	63,595	4,079,619
Apollo Group, Inc.—Class A* (Commercial Services)	20,145	1,625,903
Apple Computer, Inc.* (Computers)	60,435	3,892,014
Applied Materials, Inc.* (Semiconductors)	94,405	1,614,326
ATI Technologies, Inc.* (Semiconductors)	26,465	513,156
Autodesk, Inc. (Software)	26,070	989,357
BEA Systems, Inc.* (Software)	40,290	356,969
Bed Bath & Beyond, Inc.* (Retail)	43,450	1,730,614
Biogen Idec, Inc.* (Biotechnology)	39,105	2,604,784
Biomet, Inc. (Healthcare—Products)	36,735	1,593,931
Broadcom Corp.—Class A* (Semiconductors)	26,465	854,290
C.H. Robinson Worldwide, Inc. (Transportation)	9,085	504,399
Career Education Corp.* (Commercial Services)	11,060	442,400
CDW Corp. (Distribution/Wholesale)	9,480	628,998
Check Point Software Technologies, Ltd.* (Internet)	27,255	671,291
Chiron Corp.* (Biotechnology)	28,045	934,740
Cintas Corp. (Textiles)	22,120	970,183
Cisco Systems, Inc.* (Telecommunications)	253,195	4,886,664
Citrix Systems, Inc.* (Software)	21,725	532,914
Cognizant Technology Solutions Corp.* (Computers)	13,825	585,212
Comcast Corp.—Special Class A* (Media)	102,305	3,404,710
Comverse Technology, Inc.* (Telecommunications)	22,120	540,834
Costco Wholesale Corp. (Retail)	26,465	1,281,171
Dell, Inc.* (Computers)	98,355	4,144,680
DENTSPLY International, Inc. (Healthcare—Products)	8,295	466,179
Dollar Tree Stores, Inc.* (Retail)	11,850	339,858
eBay, Inc.* (Internet)	53,325	6,200,630
EchoStar Communications Corp.—Class A (Media)	24,095	800,918
Electronic Arts, Inc.* (Software)	33,180	2,046,542
EricssonADR* (Telecommunications)	18,565	584,612
Expeditors International of Washington, Inc. (Transportation)	11,455	640,106
Express Scripts, Inc.—Class A* (Pharmaceuticals)	7,110	543,488
Fastenal Co. (Distribution/Wholesale)	7,900	486,324
Fiserv, Inc.* (Software)	26,465	1,063,628
Flextronics International, Ltd.* (Electronics)	65,175	900,718
Garmin, Ltd. (Electronics)	10,665	648,859
Genzyme Corp.—General Division* (Biotechnology)	30,810	1,789,137
Gilead Sciences, Inc.* (Pharmaceuticals)	45,820	1,603,242
Intel Corp. (Semiconductors)	238,185	5,571,146
InterActiveCorp* (Internet)	77,025	2,127,431
Intersil Corp.—Class A (Semiconductors)	16,195	271,104
Intuit, Inc.* (Software)	25,280	1,112,573
Invitrogen Corp.* (Biotechnology)	5,135	344,713
JDS Uniphase Corp.* (Telecommunications)	176,565	559,711
Juniper Networks, Inc.* (Telecommunications)	37,920	1,031,045
KLA—Tencor Corp.* (Semiconductors)	25,675	1,195,942
Kmart Holding Corp.* (Retail)	9,875	977,131

Common Stocks, continued
	Shares	Value
Lam Research Corp.* (Semiconductors)	15,010	$433,939
Lamar Advertising Co.* (Advertising)	9,085	388,656
Level 3 Communications, Inc.* (Telecommunications)	72,680	246,385
Liberty Media International, Inc.—Class A* (Media)	18,960	876,521
Lincare Holdings, Inc.* (Healthcare—Services)	10,270	438,016
Linear Technology Corp. (Semiconductors)	44,240	1,714,742
Marvell Technology Group, Ltd.* (Semiconductors)	27,650	980,746
Maxim Integrated Products, Inc. (Semiconductors)	48,980	2,076,262
MCI, Inc. (Telecommunications)	37,130	748,541
MedImmune, Inc.* (Biotechnology)	28,835	781,717
Mercury Interactive Corp.* (Software)	9,480	431,814
Microchip Technology, Inc. (Semiconductors)	18,565	494,943
Microsoft Corp. (Software)	402,505	10,750,908
Millennium Pharmaceuticals, Inc.* (Biotechnology)	35,945	435,653
Molex, Inc. (Electrical Components & Equipment)	10,665	319,950
Network Appliance, Inc.* (Computers)	40,290	1,338,434
Nextel Communications, Inc.—Class A* (Telecommunications)	150,100	4,503,000
Novellus Systems, Inc.* (Semiconductors)	14,625	407,891
NTL, Inc.* (Telecommunications)	10,270	749,299
Oracle Corp.* (Software)	230,285	3,159,510
PACCAR, Inc. (Auto Manufacturers)	20,935	1,684,849
Patterson Dental Co.* (Healthcare—Products)	14,220	617,006
Paychex, Inc. (Commercial Services)	38,710	1,319,237
Petsmart, Inc. (Retail)	15,405	547,340
Pixar Animation Studios* (Software)	6,320	541,055
QLogic Corp.* (Semiconductors)	10,270	377,217
Qualcomm, Inc. (Telecommunications)	212,905	9,027,172
Research In Motion, Ltd.* (Computers)	20,145	1,660,351
Ross Stores, Inc. (Retail)	15,800	456,146
SanDisk Corp.* (Computers)	16,195	404,389
Sanmina-SCI Corp.* (Electronics)	60,040	508,539
Siebel Systems, Inc.* (Software)	63,990	671,895
Sigma-Aldrich Corp. (Chemicals)	7,110	429,871
Sirius Satellite Radio, Inc.* (Media)	147,335	1,127,113
Smurfit-Stone Container Corp.* (Packaging & Containers)	26,860	501,745
Staples, Inc. (Retail)	35,945	1,211,706
Starbucks Corp.* (Retail)	59,645	3,719,461
Sun Microsystems, Inc.* (Computers)	157,605	847,915
Symantec Corp.* (Internet)	79,000	2,035,040
Synopsys, Inc.* (Computers)	14,615	286,746
Tellabs, Inc.* (Telecommunications)	25,675	220,548
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	49,375	1,474,338
VeriSign, Inc.* (Internet)	25,675	860,626
Veritas Software Corp.* (Software)	46,610	1,330,716
Whole Foods Market, Inc. (Food)	6,715	640,275
Wynn Resorts, Ltd.* (Lodging)	11,455	766,569
Xilinx, Inc. (Semiconductors)	49,770	1,475,681
XM Satellite Radio Holdings, Inc.—Class A* (Media)	22,910	861,874
Yahoo!, Inc.* (Internet)	71,100	2,679,048

TOTAL COMMON STOCKS (Cost $124,931,835)		144,739,051

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements(NM)
	Principal Amount	Value
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $31,004 (Collateralized by $35,000 Federal National Mortgage Association, 3.37%, 10/5/07, market value $31,693)	$31,000	$31,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,000)		31,000

TOTAL INVESTMENT SECURITIES (Cost $124,962,835)—99.6%		144,770,051
Net other assets (liabilities)—0.4%		567,641

NET ASSETS—100.0%		$145,337,692

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring March 2005 (Underlying face amount at value $976,800)	30	$(1,408)

*	Non-income producing security
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

OTC ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.3%
Auto Manufacturers	1.2%
Biotechnology	7.5%
Chemicals	0.3%
Commercial Services	2.3%
Computers	9.1%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.5%
Electronics	1.4%
Food	0.4%
Healthcare—Products	1.8%
Healthcare—Services	0.3%
Internet	10.9%
Lodging	0.5%
Media	4.9%
Packaging & Containers	0.3%
Pharmaceuticals	2.5%
Retail	7.1%
Semiconductors	13.2%
Software	16.9%
Telecommunications	15.9%
Textiles	0.7%
Transportation	0.8%
Other**	0.4%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.7%)
	Shares	Value
ACE, Ltd. (Insurance)	2,656	$113,544
ADC Telecommunications, Inc.* (Telecommunications)	7,636	20,464
Advanced Micro Devices, Inc.* (Semiconductors)	3,652	80,417
Aetna, Inc. (Healthcare—Services)	1,328	165,668
Affiliated Computer Services, Inc.—Class A* (Computers)	1,328	79,932
AFLAC, Inc. (Insurance)	4,648	185,176
Agilent Technologies, Inc.* (Electronics)	4,648	112,017
Air Products & Chemicals, Inc. (Chemicals)	1,992	115,476
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	996	48,376
Albertson’s, Inc. (Food)	3,320	79,282
Alcoa, Inc. (Mining)	8,300	260,786
Allegheny Energy, Inc.* (Electric)	1,328	26,175
Allied Waste Industries, Inc.* (Environmental Control)	2,988	27,729
Allstate Corp. (Insurance)	6,308	326,250
Alltel Corp. (Telecommunications)	2,988	175,575
Ambac Financial Group, Inc. (Insurance)	996	81,801
Amerada Hess Corp. (Oil & Gas)	996	82,050
Ameren Corp. (Electric)	1,992	99,879
American Electric Power, Inc. (Electric)	3,652	125,410
American International Group, Inc. (Insurance)	24,568	1,613,380
American Power Conversion Corp. (Electrical Components & Equipment)	1,660	35,524
AmerisourceBergen Corp. (Pharmaceuticals)	996	58,445
AmSouth Bancorp (Banks)	3,320	85,988
Anadarko Petroleum Corp. (Oil & Gas)	2,324	150,618
Andrew Corp.* (Telecommunications)	1,660	22,626
AON Corp. (Insurance)	2,988	71,294
Apache Corp. (Oil & Gas)	2,988	151,103
Apartment Investment and Management Co.—Class A (Real Estate Investment Trust)	996	38,386
Applera Corp.—Applied Biosystems Group (Electronics)	1,992	41,653
Applied Materials, Inc.* (Semiconductors)	15,936	272,506
Applied Micro Circuits Corp.* (Semiconductors)	2,988	12,579
Archer-Daniels-Midland Co. (Agriculture)	6,308	140,731
Archstone-Smith Trust (Real Estate Investment Trust)	1,992	76,294
Ashland, Inc. (Chemicals)	664	38,764
AT&T Corp. (Telecommunications)	7,636	145,542
AutoNation, Inc.* (Retail)	2,324	44,644
Bank of America Corp. (Banks)	37,848	1,778,477
Bank of New York Co., Inc. (Banks)	7,304	244,100
Bausch & Lomb, Inc. (Healthcare—Products)	664	42,801
BB&T Corp. (Banks)	5,312	223,370
Bear Stearns Cos., Inc. (Diversified Financial Services)	996	101,901
BellSouth Corp. (Telecommunications)	17,264	479,767
Bemis Co., Inc. (Packaging & Containers)	996	28,974
Big Lots, Inc.* (Retail)	996	12,081
Biogen Idec, Inc.* (Biotechnology)	2,988	199,030
BMC Software, Inc.* (Software)	1,992	37,051
Brunswick Corp. (Leisure Time)	996	49,302
Burlington Northern Santa Fe Corp. (Transportation)	3,652	172,776
Burlington Resources, Inc. (Oil & Gas)	3,652	158,862
Calpine Corp.* (Electric)	4,980	19,621

Common Stocks, continued
	Shares	Value
Capital One Financial Corp. (Diversified Financial Services)	2,324	$195,704
Cardinal Health, Inc. (Pharmaceuticals)	3,984	231,670
Caremark Rx, Inc.* (Pharmaceuticals)	4,316	170,180
Carnival Corp. (Leisure Time)	5,976	344,397
Cendant Corp. (Commercial Services)	9,960	232,864
Centex Corp. (Home Builders)	1,328	79,122
CenturyTel, Inc. (Telecommunications)	1,328	47,104
ChevronTexaco Corp. (Oil & Gas)	19,920	1,046,000
Chiron Corp.* (Biotechnology)	1,660	55,328
Chubb Corp. (Insurance)	1,660	127,654
CIENA Corp.* (Telecommunications)	5,312	17,742
CIGNA Corp. (Insurance)	1,328	108,325
Cincinnati Financial Corp. (Insurance)	1,660	73,472
Cinergy Corp. (Electric)	1,660	69,106
Circuit City Stores, Inc. (Retail)	1,992	31,155
CIT Group, Inc. (Diversified Financial Services)	1,992	91,273
Citigroup, Inc. (Diversified Financial Services)	48,804	2,351,378
Citizens Communications Co. (Telecommunications)	3,320	45,783
Clear Channel Communications, Inc. (Media)	5,312	177,899
CMS Energy Corp.* (Electric)	1,992	20,816
Coca-Cola Enterprises, Inc. (Beverages)	4,316	89,989
Comcast Corp.—Special Class A* (Media)	20,916	696,084
Comerica, Inc. (Banks)	1,660	101,293
Compass Bancshares, Inc. (Banks)	996	48,475
Computer Sciences Corp.* (Computers)	1,660	93,574
Compuware Corp.* (Software)	3,652	23,628
Comverse Technology, Inc.* (Telecommunications)	1,992	48,704
ConAgra Foods, Inc. (Food)	4,980	146,661
ConocoPhillips (Oil & Gas)	6,640	576,552
Consolidated Edison, Inc. (Electric)	2,324	101,675
Constellation Energy Group, Inc. (Electric)	1,660	72,559
Convergys Corp.* (Commercial Services)	1,328	19,907
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	996	67,618
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	664	14,309
Coors (Adolph) Co.—Class B (Beverages)	332	25,122
Costco Wholesale Corp. (Retail)	4,316	208,938
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,312	196,597
CSX Corp. (Transportation)	1,992	79,839
Cummins, Inc. (Machinery—Diversified)	332	27,818
CVS Corp. (Retail)	3,652	164,596
Dana Corp. (Auto Parts & Equipment)	1,328	23,014
Darden Restaurants, Inc. (Retail)	1,328	36,839
Deere & Co. (Machinery—Diversified)	2,324	172,906
Delphi Automotive Systems Corp. (Auto Parts & Equipment)	5,312	47,914
Devon Energy Corp. (Oil & Gas)	4,648	180,900
Dillards, Inc.—Class A (Retail)	664	17,842
Dominion Resources, Inc. (Electric)	2,988	202,407
Donnelley (R.R.) & Sons Co. (Commercial Services)	1,992	70,298
Dover Corp. (Miscellaneous Manufacturing)	1,992	83,544
DTE Energy Co. (Electric)	1,660	71,596
Duke Energy Corp. (Electric)	8,964	227,058
Dynegy, Inc.—Class A* (Pipelines)	3,652	16,872
E* TRADE Financial Corp.* (Diversified Financial Services)	3,652	54,597

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Eastman Chemical Co. (Chemicals)	664	$38,333
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,656	85,656
Eaton Corp. (Miscellaneous Manufacturing)	1,328	96,094
Edison International (Electric)	2,988	95,706
El Paso Corp. (Pipelines)	5,976	62,150
Electronic Data Systems Corp. (Computers)	4,980	115,038
EMC Corp.* (Computers)	22,576	335,705
Engelhard Corp. (Chemicals)	996	30,547
Entergy Corp. (Electric)	1,992	134,639
EOG Resources, Inc. (Oil & Gas)	996	71,075
Equity Office Properties Trust (Real Estate Investment Trust)	3,652	106,346
Equity Residential Properties Trust (Real Estate Investment Trust)	2,656	96,094
Exelon Corp. (Electric)	6,308	277,994
Fannie Mae (Diversified Financial Services)	8,964	638,326
Federated Department Stores, Inc. (Retail)	1,660	95,931
FedEx Corp. (Transportation)	2,988	294,289
Fifth Third Bancorp (Banks)	5,312	251,151
First Horizon National Corp. (Banks)	996	42,938
FirstEnergy Corp. (Electric)	2,988	118,056
Fiserv, Inc.* (Software)	1,992	80,058
Fisher Scientific International, Inc.* (Electronics)	996	62,130
Ford Motor Co. (Auto Manufacturers)	17,264	252,745
FPL Group, Inc. (Electric)	1,660	124,085
Franklin Resources, Inc. (Diversified Financial Services)	2,324	161,867
Freddie Mac (Diversified Financial Services)	6,640	489,368
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	3,652	67,051
Gannett Co., Inc. (Media)	2,324	189,871
General Dynamics Corp. (Aerospace/Defense)	1,992	208,364
General Mills, Inc. (Food)	3,320	165,036
General Motors Corp. (Auto Manufacturers)	5,312	212,799
Genuine Parts Co. (Distribution/Wholesale)	1,660	73,139
Georgia Pacific Corp. (Forest Products & Paper)	2,324	87,104
Golden West Financial Corp. (Savings & Loans)	2,988	183,523
Goldman Sachs Group, Inc. (Diversified Financial Services)	4,648	483,578
Goodrich Corp. (Aerospace/Defense)	996	32,509
Grainger (Distribution/Wholesale)	996	66,354
Great Lakes Chemical Corp. (Chemicals)	332	9,459
Hartford Financial Services Group, Inc. (Insurance)	2,656	184,087
Hasbro, Inc. (Toys/Games/Hobbies)	1,660	32,171
HCA, Inc. (Healthcare—Services)	3,984	159,201
Health Management Assocs., Inc.—Class A (Healthcare—Services)	2,324	52,801
Hewlett-Packard Co. (Computers)	28,552	598,736
Hilton Hotels Corp. (Lodging)	3,652	83,046
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,968	282,147
Humana, Inc.* (Healthcare—Services)	1,660	49,285
Huntington Bancshares, Inc. (Banks)	2,324	57,589
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,660	133,298
International Paper Co. (Forest Products & Paper)	4,648	195,216
Interpublic Group of Companies, Inc.* (Advertising)	3,984	53,386

Common Stocks, continued
	Shares	Value
ITT Industries, Inc. (Miscellaneous Manufacturing)	996	$84,112
J.P. Morgan Chase & Co. (Diversified Financial Services)	33,531	1,308,044
Jabil Circuit, Inc.* (Electronics)	1,992	50,955
Janus Capital Group, Inc. (Diversified Financial Services)	2,324	39,066
JDS Uniphase Corp.* (Telecommunications)	13,612	43,150
Jefferson-Pilot Corp. (Insurance)	1,328	69,003
Johnson Controls, Inc. (Auto Parts & Equipment)	1,660	105,311
Jones Apparel Group, Inc. (Apparel)	996	36,424
KB Home (Home Builders)	332	34,661
Kerr-McGee Corp. (Oil & Gas)	1,328	76,745
KeyCorp (Banks)	3,984	135,058
KeySpan Corp. (Gas)	1,660	65,487
Kinder Morgan, Inc. (Pipelines)	1,328	97,118
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,324	28,818
KLA-Tencor Corp.* (Semiconductors)	1,992	92,787
Kohls Corp.* (Retail)	3,320	163,244
Kroger Co.* (Food)	6,972	122,289
L-3 Communications Holdings, Inc. (Aerospace/Defense)	996	72,947
Laboratory Corporation of America Holdings* (Healthcare—Services)	1,328	66,161
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,660	47,194
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,656	232,347
Limited, Inc. (Retail)	3,984	91,712
Lincoln National Corp. (Insurance)	1,660	77,489
Liz Claiborne, Inc. (Apparel)	996	42,041
Loews Corp. (Insurance)	1,660	116,698
Louisiana-Pacific Corp. (Forest Products & Paper)	996	26,633
LSI Logic Corp.* (Semiconductors)	3,652	20,013
M&T Bank Corp. (Banks)	996	107,409
Manor Care, Inc. (Healthcare—Services)	664	23,526
Marathon Oil Corp. (Oil & Gas)	3,320	124,865
Marsh & McLennan Companies, Inc. (Insurance)	4,980	163,842
Marshall & Ilsley Corp. (Banks)	1,992	88,046
Masco Corp. (Building Materials)	4,316	157,663
May Department Stores Co. (Retail)	2,656	78,086
MBIA, Inc. (Insurance)	1,328	84,036
MBNA Corp. (Diversified Financial Services)	11,952	336,927
McDonald’s Corp. (Retail)	11,952	383,182
McKesson Corp. (Commercial Services)	2,656	83,558
MeadWestvaco Corp. (Forest Products & Paper)	1,992	67,509
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,656	110,490
Mellon Financial Corp. (Banks)	3,984	123,942
Merrill Lynch & Co., Inc. (Diversified Financial Services)	8,632	515,935
MetLife, Inc. (Insurance)	6,972	282,436
MGIC Investment Corp. (Insurance)	996	68,634
Micron Technology, Inc.* (Semiconductors)	5,644	69,703
Molex, Inc. (Electrical Components & Equipment)	1,660	49,800
Monsanto Co. (Agriculture)	2,324	129,098
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	10,292	571,412
Motorola, Inc. (Telecommunications)	22,908	394,018
Mylan Laboratories, Inc. (Pharmaceuticals)	2,656	46,958

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Nabors Industries, Ltd.* (Oil & Gas)	1,328	$68,113
National City Corp. (Banks)	6,308	236,865
National Semiconductor Corp. (Semiconductors)	3,320	59,594
NCR Corp.* (Computers)	996	68,953
Newmont Mining Corp. (Mining)	4,316	191,674
News Corp.—Class A (Media)	24,568	458,439
NICOR, Inc. (Gas)	332	12,264
NiSource, Inc. (Electric)	2,656	60,504
Noble Corp.* (Oil & Gas)	1,328	66,055
Nordstrom, Inc. (Retail)	1,328	62,057
Norfolk Southern Corp. (Transportation)	3,652	132,166
North Fork Bancorp, Inc. (Banks)	4,316	124,517
Northern Trust Corp. (Banks)	1,992	96,771
Northrop Grumman Corp. (Aerospace/Defense)	3,320	180,475
Novell, Inc.* (Software)	3,652	24,651
Novellus Systems, Inc.* (Semiconductors)	1,328	37,038
Nucor Corp. (Iron/Steel)	1,660	86,884
NVIDIA Corp.* (Semiconductors)	1,660	39,110
Occidental Petroleum Corp. (Oil & Gas)	3,652	213,131
Office Depot, Inc.* (Retail)	2,988	51,872
OfficeMax, Inc. (Retail)	664	20,836
Pall Corp. (Miscellaneous Manufacturing)	1,328	38,446
Parker Hannifin Corp. (Miscellaneous Manufacturing)	996	75,437
Penney (J.C.) Co. (Retail)	2,656	109,958
Peoples Energy Corp. (Gas)	332	14,591
PerkinElmer, Inc. (Electronics)	1,328	29,867
Pfizer, Inc. (Pharmaceuticals)	70,716	1,901,552
PG&E Corp.* (Electric)	3,652	121,539
Phelps Dodge Corp. (Mining)	996	98,524
Pinnacle West Capital Corp. (Electric)	996	44,232
Plum Creek Timber Company, Inc. (Forest Products & Paper)	1,660	63,810
PNC Financial Services Group (Banks)	2,656	152,561
Power-One, Inc.* (Electrical Components & Equipment)	664	5,923
PPG Industries, Inc. (Chemicals)	1,660	113,146
PPL Corp. (Electric)	1,660	88,445
Principal Financial Group, Inc. (Insurance)	2,988	122,329
Progress Energy, Inc. (Electric)	2,324	105,138
Progressive Corp. (Insurance)	1,992	169,001
Prologis (Real Estate Investment Trust)	1,660	71,928
Providian Financial Corp.* (Diversified Financial Services)	2,656	43,744
Prudential Financial, Inc. (Insurance)	4,980	273,701
Public Service Enterprise Group, Inc. (Electric)	2,324	120,313
Pulte Homes, Inc. (Home Builders)	1,328	84,726
Raytheon Co. (Aerospace/Defense)	4,316	167,590
Reebok International, Ltd. (Apparel)	664	29,216
Regions Financial Corp. (Banks)	4,316	153,606
Reynolds American, Inc. (Agriculture)	1,328	104,381
Rohm & Haas Co. (Chemicals)	1,992	88,106
Rowan Companies, Inc.* (Oil & Gas)	996	25,796
Ryder System, Inc. (Transportation)	664	31,719
Sabre Holdings Corp. (Leisure Time)	1,328	29,428
SAFECO Corp. (Insurance)	1,328	69,375
Safeway, Inc.* (Food)	4,316	85,198
Sanmina-SCI Corp.* (Electronics)	4,980	42,181
SBC Communications, Inc. (Telecommunications)	31,208	804,230
Schwab (Charles) Corp. (Diversified Financial Services)	12,616	150,887

Common Stocks, continued
	Shares	Value
Scientific-Atlanta, Inc. (Telecommunications)	1,328	$43,837
Sears, Roebuck & Co. (Retail)	1,992	101,652
Sempra Energy (Gas)	2,324	85,245
Siebel Systems, Inc.* (Software)	4,648	48,804
Snap-on, Inc. (Hand/Machine Tools)	664	22,815
Solectron Corp.* (Electronics)	9,296	49,548
Southern Co. (Electric)	6,972	233,701
Southwest Airlines Co. (Airlines)	7,304	118,909
Sovereign Bancorp, Inc. (Savings & Loans)	3,320	74,866
Sprint Corp. (FON Group) (Telecommunications)	13,944	346,508
St. Paul Companies, Inc. (Insurance)	6,308	233,838
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,992	116,333
State Street Corp. (Banks)	2,988	146,771
Sun Microsystems, Inc.* (Computers)	31,540	169,685
SunGard Data Systems, Inc.* (Computers)	2,656	75,244
Sunoco, Inc. (Oil & Gas)	664	54,255
SunTrust Banks, Inc. (Banks)	3,652	269,810
SuperValu, Inc. (Food)	1,328	45,843
Synovus Financial Corp. (Banks)	2,988	85,397
TECO Energy, Inc. (Electric)	1,992	30,557
Tektronix, Inc. (Electronics)	996	30,089
Tellabs, Inc.* (Telecommunications)	4,316	37,074
Temple-Inland, Inc. (Forest Products & Paper)	664	45,418
Tenet Healthcare Corp.* (Healthcare—Services)	4,316	47,390
Teradyne, Inc.* (Semiconductors)	1,992	34,003
Texas Instruments, Inc. (Semiconductors)	16,268	400,519
Textron, Inc. (Miscellaneous Manufacturing)	1,328	98,006
Thermo Electron Corp.* (Electronics)	1,660	50,115
Tiffany & Co. (Retail)	1,328	42,456
Time Warner, Inc.* (Media)	43,160	839,030
Torchmark Corp. (Insurance)	996	56,911
Toys R Us, Inc.* (Retail)	1,992	40,776
Transocean Sedco Forex, Inc.* (Oil & Gas)	2,988	126,661
Tribune Co. (Media)	2,988	125,914
Tyco International, Ltd. (Miscellaneous Manufacturing)	18,924	676,345
U.S. Bancorp (Banks)	17,596	551,107
Union Pacific Corp. (Transportation)	2,324	156,289
Unisys Corp.* (Computers)	3,320	33,798
United States Steel Corp. (Iron/Steel)	996	51,045
Univision Communications, Inc.—Class A* (Media)	2,988	87,459
Unocal Corp. (Oil & Gas)	2,324	100,490
UnumProvident Corp. (Insurance)	2,656	47,649
Valero Energy Corp. (Oil & Gas)	2,324	105,510
Veritas Software Corp.* (Software)	3,984	113,744
Verizon Communications, Inc. (Telecommunications)	25,896	1,049,048
V. F. Corp. (Apparel)	996	55,158
Viacom, Inc.—Class B (Media)	15,936	579,911
Visteon Corp. (Auto Parts & Equipment)	1,328	12,975
Vulcan Materials Co. (Building Materials)	996	54,392
Wachovia Corp. (Banks)	14,940	785,844
Walt Disney Co. (Media)	19,256	535,317
Washington Mutual, Inc. (Savings & Loans)	8,300	350,924
Waste Management, Inc. (Environmental Control)	5,312	159,041
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	996	32,679

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
WellPoint Health Networks, Inc.* (Healthcare—Services)	2,656	$305,439
Wells Fargo & Co. (Banks)	15,936	990,422
Wendy’s International, Inc. (Retail)	996	39,103
Weyerhaeuser Co. (Forest Products & Paper)	2,324	156,219
Whirlpool Corp. (Home Furnishings)	664	45,955
Williams Companies, Inc. (Pipelines)	5,312	86,532
Xcel Energy, Inc. (Electric)	3,652	66,466
Xerox Corp.* (Office/Business Equipment)	8,964	152,478
XL Capital, Ltd.—Class A (Insurance)	1,328	103,119
Zions Bancorp (Banks)	996	67,758

TOTAL COMMON STOCKS (Cost $45,986,794)		53,306,336

Repurchase Agreements (0.7%)
	Principal Amount
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $367,046 (Collateralized by $374,000 Federal National Mortgage Association, 2.32%, 9/30/05, market value $375,342)	$367,000	367,000

TOTAL REPURCHASE AGREEMENTS (Cost $367,000)		367,000

TOTAL INVESTMENT SECURITIES (Cost $46,353,794)—100.4%		53,673,336
Net other assets (liabilities)—(0.4%)		(214,455)

NET ASSETS—100.0%		$53,458,881

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $121,350)	2	$2,272

*	Non-income producing security

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	1.2%
Agriculture	0.7%
Airlines	0.2%
Apparel	0.3%
Auto Manufacturers	0.9%
Auto Parts & Equipment	0.4%
Banks	13.0%
Beverages	0.2%
Biotechnology	0.5%
Building Materials	0.4%
Chemicals	0.8%
Commercial Services	0.8%
Computers	2.9%

Industry	Percentage of Net Assets
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	14.8%
Electric	5.0%
Electrical Components & Equipment	0.2%
Electronics	0.9%
Environmental Control	0.3%
Food	1.2%
Forest Products & Paper	1.2%
Gas	0.3%
Hand/Machine Tools	NM
Healthcare—Products	0.1%
Healthcare—Services	1.6%
Home Builders	0.4%
Home Furnishings	0.1%
Insurance	9.0%
Iron/Steel	0.3%
Leisure Time	0.8%
Lodging	0.4%
Machinery—Diversified	0.4%
Media	6.9%
Mining	1.0%
Miscellaneous Manufacturing	3.3%
Office/Business Equipment	0.3%
Oil & Gas	6.3%
Packaging & Containers	0.1%
Pharmaceuticals	4.8%
Pipelines	0.5%
Real Estate Investment Trust	0.7%
Retail	3.4%
Savings & Loans	1.1%
Semiconductors	2.2%
Software	0.6%
Telecommunications	7.0%
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	0.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.5%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,888	$237,018
Abbott Laboratories (Pharmaceuticals)	5,776	269,451
Adobe Systems, Inc. (Software)	912	57,219
AES Corp.* (Electric)	2,432	33,245
Allegheny Technologies, Inc. (Iron/Steel)	304	6,588
Allergan, Inc. (Pharmaceuticals)	456	36,968
Altera Corp.* (Semiconductors)	1,368	28,318
Altria Group, Inc. (Agriculture)	7,600	464,360
American Express Co. (Diversified Financial Services)	4,712	265,616
American Standard Cos.* (Building Materials)	760	31,403
Amgen, Inc.* (Biotechnology)	4,712	302,275
Analog Devices, Inc. (Semiconductors)	1,368	50,507
Anheuser-Busch Companies, Inc. (Beverages)	2,888	146,508
Apollo Group, Inc.—Class A* (Commercial Services)	760	61,340
Apple Computer, Inc.* (Computers)	1,520	97,888
Autodesk, Inc. (Software)	912	34,610
Automatic Data Processing, Inc. (Software)	2,128	94,377
AutoZone, Inc.* (Retail)	304	27,758
Avaya, Inc.* (Telecommunications)	1,672	28,758
Avery Dennison Corp. (Household Products/Wares)	456	27,346
Avon Products, Inc. (Cosmetics/Personal Care)	1,824	70,589
Baker Hughes, Inc. (Oil & Gas Services)	1,216	51,887
Ball Corp. (Packaging & Containers)	456	20,055
Bard (C.R.), Inc. (Healthcare—Products)	456	29,175
Baxter International, Inc. (Healthcare—Products)	2,280	78,751
Becton, Dickinson & Co. (Healthcare—Products)	912	51,802
Bed Bath & Beyond, Inc.* (Retail)	1,064	42,379
Best Buy Co., Inc. (Retail)	1,216	72,255
Biomet, Inc. (Healthcare—Products)	912	39,572
BJ Services Co. (Oil & Gas Services)	608	28,296
Black & Decker Corp. (Hand/Machine Tools)	304	26,852
Boeing Co. (Aerospace/Defense)	3,192	165,250
Boston Scientific Corp.* (Healthcare—Products)	3,192	113,476
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,296	186,924
Broadcom Corp.—Class A* (Semiconductors)	1,216	39,252
Brown-Forman Corp. (Beverages)	456	22,198
Campbell Soup Co. (Food)	1,520	45,433
Caterpillar, Inc. (Machinery—Construction & Mining)	1,216	118,572
CenterPoint Energy, Inc. (Electric)	1,216	13,741
Cintas Corp. (Textiles)	608	26,667
Cisco Systems, Inc.* (Telecommunications)	24,472	472,310
Citrix Systems, Inc.* (Software)	608	14,914
Clorox Co. (Household Products/Wares)	608	35,829
Coach, Inc.* (Apparel)	760	42,864
Coca-Cola Co. (Beverages)	8,968	373,339
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,976	101,092
Computer Associates International, Inc. (Software)	2,128	66,096
Corning, Inc.* (Telecommunications)	5,168	60,827
Danaher Corp. (Miscellaneous Manufacturing)	1,216	69,811
Dell, Inc.* (Computers)	9,272	390,722
Delta Air Lines, Inc.* (Airlines)	456	3,411
Dollar General Corp. (Retail)	1,216	25,256
Dow Chemical Co. (Chemicals)	3,496	173,087
Dow Jones & Company, Inc. (Media)	304	13,090
Du Pont (Chemicals)	3,648	178,934
eBay, Inc.* (Internet)	2,432	282,793

Common Stocks, continued
	Shares	Value
Ecolab, Inc. (Chemicals)	912	$32,039
Electronic Arts, Inc.* (Software)	1,064	65,628
Eli Lilly & Co. (Pharmaceuticals)	4,256	241,528
Emerson Electric Co. (Electrical Components & Equipment)	1,520	106,552
Equifax, Inc. (Commercial Services)	456	12,814
Express Scripts, Inc.—Class A* (Pharmaceuticals)	304	23,238
Exxon Mobil Corp. (Oil & Gas)	24,016	1,231,060
Family Dollar Stores, Inc. (Retail)	608	18,988
Federated Investors, Inc.—Class B (Diversified Financial Services)	456	13,862
First Data Corp. (Software)	3,040	129,322
Fluor Corp. (Engineering & Construction)	304	16,571
Forest Laboratories, Inc.* (Pharmaceuticals)	1,368	61,368
Fortune Brands, Inc. (Household Products/Wares)	608	46,926
Freeport-McMoRan Copper & Gold, Inc.— Class B (Mining)	608	23,244
Gap, Inc. (Retail)	3,192	67,415
Gateway, Inc.* (Computers)	1,368	8,222
General Electric Co. (Miscellaneous Manufacturing)	39,368	1,436,931
Genzyme Corp.—General Division* (Biotechnology)	912	52,960
Gilead Sciences, Inc.* (Pharmaceuticals)	1,672	58,503
Gillette Co. (Cosmetics/Personal Care)	3,648	163,357
Guidant Corp. (Healthcare—Products)	1,216	87,674
H&R Block, Inc. (Commercial Services)	608	29,792
Halliburton Co. (Oil & Gas Services)	1,672	65,609
Harley-Davidson, Inc. (Leisure Time)	1,064	64,638
Harrah’s Entertainment, Inc. (Lodging)	456	30,502
Heinz (H.J.) Co. (Food)	1,368	53,338
Hercules, Inc.* (Chemicals)	456	6,772
Hershey Foods Corp. (Food)	912	50,652
Home Depot, Inc. (Retail)	8,208	350,810
Hospira, Inc.* (Pharmaceuticals)	608	20,368
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,064	98,612
IMS Health, Inc. (Software)	912	21,168
Intel Corp. (Semiconductors)	23,560	551,069
International Business Machines Corp. (Computers)	6,232	614,350
International Flavors & Fragrances, Inc. (Chemicals)	304	13,023
International Game Technology (Entertainment)	1,216	41,806
Intuit, Inc.* (Software)	760	33,448
Johnson & Johnson (Healthcare—Products)	11,096	703,708
Kellogg Co. (Food)	1,520	67,883
Kimberly-Clark Corp. (Household Products/Wares)	1,824	120,038
Knight-Ridder, Inc. (Media)	304	20,350
Lexmark International Group, Inc.* (Computers)	456	38,760
Linear Technology Corp. (Semiconductors)	1,216	47,132
Lockheed Martin Corp. (Aerospace/Defense)	1,672	92,880
Lowe’s Cos., Inc. (Retail)	2,888	166,320
Lucent Technologies, Inc.* (Telecommunications)	16,416	61,724
Marriott International, Inc.—Class A (Lodging)	760	47,865
Mattel, Inc. (Toys/Games/Hobbies)	1,520	29,625
Maxim Integrated Products, Inc. (Semiconductors)	1,216	51,546

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Maytag Corp. (Home Furnishings)	304	$6,414
McCormick & Co., Inc. (Food)	456	17,602
McGraw-Hill Companies, Inc. (Media)	760	69,571
MedImmune, Inc.* (Biotechnology)	912	24,724
Medtronic, Inc. (Healthcare—Products)	4,560	226,495
Merck & Co., Inc. (Pharmaceuticals)	8,208	263,805
Mercury Interactive Corp.* (Software)	304	13,847
Meredith Corp. (Media)	152	8,238
Microsoft Corp. (Software)	40,432	1,079,938
Millipore Corp.* (Biotechnology)	152	7,571
Monster Worldwide, Inc.* (Internet)	456	15,340
Moody’s Corp. (Commercial Services)	608	52,805
Navistar International Corp.* (Auto Manufacturers)	304	13,370
Network Appliance, Inc.* (Computers)	1,368	45,445
New York Times Co.—Class A (Media)	608	24,806
Newell Rubbermaid, Inc. (Housewares)	1,064	25,738
Nextel Communications, Inc.—Class A* (Telecommunications)	4,104	123,120
NIKE, Inc.—Class B (Apparel)	912	82,709
Omnicom Group, Inc. (Advertising)	760	64,083
Oracle Corp.* (Software)	19,152	262,765
PACCAR, Inc. (Auto Manufacturers)	608	48,932
Pactiv Corp.* (Packaging & Containers)	608	15,376
Parametric Technology Corp.* (Software)	1,064	6,267
Paychex, Inc. (Commercial Services)	1,368	46,621
PepsiCo, Inc. (Beverages)	6,232	325,310
Pitney Bowes, Inc. (Office/Business Equipment)	912	42,207
PMC-Sierra, Inc.* (Semiconductors)	608	6,840
Praxair, Inc. (Chemicals)	1,216	53,686
Procter & Gamble Co. (Cosmetics/Personal Care)	9,424	519,074
QLogic Corp.* (Semiconductors)	304	11,166
Qualcomm, Inc. (Telecommunications)	6,080	257,792
Quest Diagnostics, Inc. (Healthcare—Services)	304	29,047
Qwest Communications International, Inc.* (Telecommunications)	6,688	29,695
RadioShack Corp. (Retail)	608	19,991
Robert Half International, Inc. (Commercial Services)	608	17,893
Rockwell Collins, Inc. (Aerospace/Defense)	608	23,980
Rockwell International Corp. (Machinery—Diversified)	760	37,658
Sara Lee Corp. (Food)	2,888	69,717
Schering-Plough Corp. (Pharmaceuticals)	5,472	114,255
Schlumberger, Ltd. (Oil & Gas Services)	2,128	142,470
Sealed Air Corp.* (Packaging & Containers)	304	16,194
Sherwin-Williams Co. (Chemicals)	456	20,351
Sigma-Aldrich Corp. (Chemicals)	304	18,380
Simon Property Group, Inc. (Real Estate Investment Trust)	760	49,149
SLM Corp. (Diversified Financial Services)	1,672	89,268
St. Jude Medical, Inc.* (Healthcare—Products)	1,368	57,360
Stanley Works (Hand/Machine Tools)	304	14,893
Staples, Inc. (Retail)	1,824	61,487
Starbucks Corp.* (Retail)	1,520	94,787
Stryker Corp. (Healthcare—Products)	1,520	73,340
Symantec Corp.* (Internet)	2,432	62,648
Symbol Technologies, Inc. (Electronics)	912	15,778

Common Stocks, continued
	Shares	Value
Sysco Corp. (Food)	2,432	$92,830
T. Rowe Price Group, Inc. (Diversified Financial Services)	456	28,363
Target Corp. (Retail)	3,344	173,654
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	608	8,913
The Pepsi Bottling Group, Inc. (Beverages)	912	24,660
TJX Companies, Inc. (Retail)	1,824	45,837
TXU Corp. (Electric)	912	58,879
United Parcel Service, Inc.—Class B (Transportation)	4,104	350,728
United Technologies Corp. (Aerospace/Defense)	1,976	204,219
UnitedHealth Group, Inc. (Healthcare—Services)	2,432	214,089
UST, Inc. (Agriculture)	608	29,251
Wal-Mart Stores, Inc. (Retail)	15,808	834,979
Walgreen Co. (Retail)	3,800	145,806
Waters Corp.* (Electronics)	456	21,336
Wrigley (Wm.) Jr. Co. (Food)	760	52,584
Wyeth (Pharmaceuticals)	5,016	213,631
Xilinx, Inc. (Semiconductors)	1,368	40,561
XTO Energy, Inc. (Oil & Gas)	912	32,267
Yahoo!, Inc.* (Internet)	5,168	194,730
YUM! Brands, Inc. (Retail)	1,064	50,200
Zimmer Holdings, Inc.* (Healthcare—Products)	912	73,069

TOTAL COMMON STOCKS (Cost $19,578,826)		20,951,628

Repurchase Agreements (1.0%)
	Principal Amount
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $214,027 (Collateralized by $217,000 Federal National Mortgage Association, 2.50%, 8/25/06, market value $218,307)	$214,000	214,000

TOTAL REPURCHASE AGREEMENTS (Cost $214,000)		214,000

TOTAL INVESTMENT SECURITIES (Cost $19,792,826)—100.5%		21,165,628
Net other assets (liabilities)—(0.5%)		(102,641)

NET ASSETS—100.0%		$21,062,987

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $121,350)	2	$2,272

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2004

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of December 31 2004:

Industry	Percentage of Net Assets
Advertising	0.3%
Aerospace/Defense	2.3%
Agriculture	2.3%
Airlines	NM
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	NM
Beverages	4.2%
Biotechnology	1.8%
Building Materials	0.1%
Chemicals	2.4%
Commercial Services	1.1%
Computers	5.7%
Cosmetics/Personal Care	4.1%
Diversified Financial Services	1.9%
Electric	0.5%
Electrical Components & Equipment	0.5%
Electronics	0.2%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	2.1%
Hand/Machine Tools	0.2%
Healthcare—Products	7.3%
Healthcare—Services	1.2%
Home Furnishings	NM
Household Products/Wares	1.1%

Industry	Percentage of Net Assets
Housewares	0.1%
Internet	2.6%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.4%
Machinery—Construction & Mining	0.6%
Machinery—Diversified	0.2%
Media	0.6%
Mining	0.1%
Miscellaneous Manufacturing	8.8%
Office/Business Equipment	0.2%
Oil & Gas	6.0%
Oil & Gas Services	1.4%
Packaging & Containers	0.2%
Pharmaceuticals	7.1%
Real Estate Investment Trust	0.2%
Retail	10.5%
Semiconductors	3.9%
Software	9.0%
Telecommunications	4.9%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Other**	0.5%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.9%)
	Shares	Value
3Com Corp.* (Telecommunications)	61,288	$255,571
99 Cents Only Stores* (Retail)	11,084	179,117
Activision, Inc.* (Software)	22,168	447,350
Adesa, Inc. (Commercial Services)	14,996	318,215
AGCO Corp.* (Machinery—Diversified)	14,344	313,990
AGL Resources, Inc. (Gas)	12,388	411,777
Alaska Air Group, Inc.* (Airlines)	4,564	152,848
Albemarle Corp. (Chemicals)	6,520	252,389
Alexander & Baldwin, Inc. (Transportation)	7,172	304,236
Alliant Energy Corp. (Electric)	18,908	540,769
Allmerica Financial Corp.* (Insurance)	8,476	278,267
AMB Property Corp. (Real Estate Investment Trust)	13,692	553,020
American Financial Group, Inc. (Insurance)	11,736	367,454
American Greetings Corp.—Class A (Household Products/Wares)	11,084	280,979
AmeriCredit Corp.* (Diversified Financial Services)	24,776	605,774
Amerus Group Co. (Insurance)	6,520	295,356
AnnTaylor Stores Corp.* (Retail)	11,084	238,639
Aquila, Inc.* (Electric)	39,120	144,353
Arrow Electronics, Inc.* (Electronics)	18,908	459,464
ArvinMeritor, Inc. (Auto Parts & Equipment)	11,084	247,949
Ascential Software Corp.* (Software)	9,780	159,512
Astoria Financial Corp. (Savings & Loans)	11,736	469,088
Atmel Corp.* (Semiconductors)	76,936	301,589
Avnet, Inc.* (Electronics)	19,560	356,774
Bandag, Inc. (Auto Parts & Equipment)	3,260	162,381
Banknorth Group, Inc. (Banks)	28,688	1,049,980
Banta Corp. (Commercial Services)	3,912	175,101
Barnes & Noble, Inc.* (Retail)	11,084	357,681
Belo Corp.—Class A (Media)	18,256	479,038
BJ’s Wholesale Club, Inc.* (Retail)	11,084	322,877
Black Hills Corp. (Electric)	5,216	160,027
Bob Evans Farms, Inc. (Retail)	5,868	153,390
Borders Group, Inc. (Retail)	12,388	314,655
BorgWarner, Inc. (Auto Parts & Equipment)	9,128	494,464
Bowater, Inc. (Forest Products & Paper)	9,128	401,358
Cabot Corp. (Chemicals)	9,780	378,290
Cadence Design Systems, Inc.* (Computers)	43,684	603,276
Caesars Entertainment, Inc.* (Lodging)	50,856	1,024,240
Callaway Golf Co. (Leisure Time)	12,388	167,238
CBRL Group, Inc. (Retail)	7,824	327,434
Ceridian Corp.* (Computers)	24,124	440,987
CheckFree Corp.* (Internet)	13,692	521,391
City National Corp. (Banks)	7,824	552,766
Colonial BancGroup, Inc. (Banks)	21,516	456,785
Commscope, Inc.* (Telecommunications)	8,476	160,196
Community Health Systems, Inc.* (Healthcare—Services)	14,344	399,911
Constellation Brands, Inc.* (Beverages)	17,604	818,762
Cooper Cameron Corp.* (Oil & Gas Services)	9,128	491,178
Credence Systems Corp.* (Semiconductors)	15,648	143,179
Cypress Semiconductor Corp.* (Semiconductors)	20,212	237,087
Cytec Industries, Inc. (Chemicals)	6,520	335,258
D.R. Horton, Inc. (Home Builders)	37,816	1,524,363
Dean Foods Co.* (Food)	24,124	794,886
DeVry, Inc.* (Commercial Services)	11,084	192,418
Duquesne Light Holdings, Inc. (Electric)	12,388	233,514

Common Stocks, continued
	Shares	Value
Edwards (A.G.), Inc. (Diversified Financial Services)	12,388	$535,285
Emmis Communications Corp.* (Media)	9,128	175,166
Energy East Corp. (Electric)	23,472	626,233
Ensco International, Inc. (Oil & Gas)	24,124	765,696
Entercom Communications Corp.* (Media)	7,824	280,803
Everest Re Group, Ltd. (Insurance)	9,128	817,504
Fair Isaac Corp. (Software)	11,084	406,561
Fairchild Semiconductor International, Inc.* (Semiconductors)	19,560	318,046
Federal Signal Corp. (Miscellaneous Manufacturing)	7,824	138,172
Ferro Corp. (Chemicals)	6,520	151,199
Fidelity National Financial, Inc. (Insurance)	28,036	1,280,404
First American Financial Corp. (Insurance)	14,344	504,048
FirstMerit Corp. (Banks)	13,692	390,085
Flowserve Corp.* (Machinery—Diversified)	9,128	251,385
FMC Corp.* (Chemicals)	5,868	283,424
Foot Locker, Inc. (Retail)	25,428	684,776
Forest Oil Corp.* (Oil & Gas)	9,780	310,222
Furniture Brands International, Inc. (Home Furnishings)	8,476	212,324
GATX Corp. (Trucking & Leasing)	7,824	231,277
Glatfelter (Forest Products & Paper)	7,172	109,588
Granite Construction, Inc. (Engineering & Construction)	6,520	173,432
Great Plains Energy, Inc. (Electric)	11,736	355,366
Greater Bay Bancorp (Banks)	8,476	236,311
Hanover Compressor Co.* (Oil & Gas Services)	12,388	175,042
Hawaiian Electric Industries, Inc. (Electric)	13,040	380,116
HCC Insurance Holdings, Inc. (Insurance)	11,084	367,102
Health Net, Inc.* (Healthcare—Services)	17,604	508,227
Helmerich & Payne, Inc. (Oil & Gas)	7,824	266,329
Hibernia Corp. (Banks)	24,776	731,139
Highwoods Properties, Inc. (Real Estate Investment Trust)	8,476	234,785
Horace Mann Educators Corp. (Insurance)	7,172	136,842
Hospitality Properties Trust (Real Estate Investment Trust)	11,084	509,864
Hovnanian Enterprises—Class A* (Home Builders)	9,780	484,306
IDACORP, Inc. (Electric)	6,520	199,316
Imation Corp. (Computers)	5,216	166,025
Independence Community Bank Corp. (Savings & Loans)	13,692	583,005
IndyMac Bancorp, Inc. (Diversified Financial Services)	9,780	336,921
Integrated Device Technology, Inc.* (Semiconductors)	16,952	195,965
International Rectifier Corp.* (Semiconductors)	11,084	494,013
Intersil Corp.—Class A (Semiconductors)	24,124	403,836
Invitrogen Corp.* (Biotechnology)	8,476	568,994
Jacobs Engineering Group, Inc.* (Engineering & Construction)	9,128	436,227
Jefferies Group, Inc. (Diversified Financial Services)	9,128	367,676
JM Smucker Co. (Food)	9,128	429,655
Keane, Inc.* (Software)	9,780	143,766
Kelly Services, Inc.—Class A (Commercial Services)	5,868	177,096
KEMET Corp.* (Electronics)	13,692	122,543

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Kennametal, Inc. (Hand/Machine Tools)	5,868	$292,050
Krispy Kreme Doughnuts, Inc.* (Retail)	9,780	123,228
LaBranche & Co., Inc.* (Diversified Financial Services)	9,780	87,629
Lattice Semiconductor Corp.* (Semiconductors)	18,256	104,059
Laureate Education, Inc.* (Commercial Services)	7,824	344,960
Lear Corp. (Auto Parts & Equipment)	11,084	676,235
Lee Enterprises, Inc. (Media)	7,172	330,486
Lennar Corp.—Class B (Home Builders)	25,428	1,441,259
Leucadia National Corp. (Holding Companies—Diversified)	11,736	815,417
Liberty Property Trust (Real Estate Investment Trust)	13,692	591,495
Longview Fibre Co. (Forest Products & Paper)	8,476	153,755
LTX Corp.* (Semiconductors)	9,780	75,208
Lubrizol Corp. (Chemicals)	11,084	408,556
Mack-Cali Realty Corp. (Real Estate Investment Trust)	9,780	450,173
Manpower, Inc. (Commercial Services)	14,344	692,816
Martin Marietta Materials (Building Materials)	7,824	419,836
McDATA Corp.—Class A* (Computers)	18,908	112,692
MDU Resources Group, Inc. (Electric)	18,908	504,465
Media General, Inc.—Class A (Media)	3,912	253,537
Mentor Graphics Corp.* (Computers)	12,388	189,413
Mercantile Bankshares Corp. (Banks)	13,040	680,688
Millennium Pharmaceuticals, Inc.* (Biotechnology)	49,552	600,570
Minerals Technologies, Inc. (Chemicals)	3,260	217,442
Modine Manufacturing Co. (Auto Parts & Equipment)	5,868	198,162
Mohawk Industries, Inc.* (Textiles)	11,084	1,011,415
MPS Group, Inc.* (Commercial Services)	16,300	199,838
National Fuel Gas Co. (Pipelines)	13,040	369,554
Neiman Marcus Group, Inc.—Class A (Retail)	7,824	559,729
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	16,300	441,404
New York Community Bancorp (Savings & Loans)	43,032	885,169
Newfield Exploration Co.* (Oil & Gas)	9,780	577,509
Newport Corp.* (Telecommunications)	7,172	101,125
Northeast Utilities System (Electric)	20,864	393,286
NSTAR (Electric)	8,476	460,077
OGE Energy Corp. (Electric)	14,344	380,259
Ohio Casualty Corp.* (Insurance)	9,780	226,994
Old Republic International Corp. (Insurance)	29,340	742,302
Omnicare, Inc. (Pharmaceuticals)	16,952	586,878
ONEOK, Inc. (Gas)	16,952	481,777
Overseas Shipholding Group, Inc. (Transportation)	6,520	359,904
PacifiCare Health Systems, Inc.* (Healthcare—Services)	13,692	773,873
Payless ShoeSource, Inc.* (Retail)	11,084	136,333
Pepco Holdings, Inc. (Electric)	30,644	653,331
PepsiAmericas, Inc. (Beverages)	22,168	470,848
Perrigo Co. (Pharmaceuticals)	11,736	202,681
Pier 1 Imports, Inc. (Retail)	13,692	269,732
Pioneer Natural Resources Co. (Oil & Gas)	23,472	823,866
Plexus Corp.* (Electronics)	7,172	93,308
PMI Group, Inc. (Insurance)	15,648	653,304
PNM Resources, Inc. (Electric)	9,780	247,336
Pogo Producing Co. (Oil & Gas)	10,432	505,848

Common Stocks, continued
	Shares	Value
Polycom, Inc.* (Telecommunications)	15,648	$364,911
Potlatch Corp. (Forest Products & Paper)	4,564	230,847
Powerwave Technologies, Inc.* (Telecommunications)	16,952	143,753
Pride International, Inc.* (Oil & Gas)	22,168	455,331
Protective Life Corp. (Insurance)	11,084	473,176
Puget Energy, Inc. (Electric)	16,300	402,610
Quanta Services, Inc.* (Commercial Services)	18,908	151,264
Radian Group, Inc. (Insurance)	14,996	798,387
Raymond James Financial Corp. (Diversified Financial Services)	11,736	363,581
Rent-A-Center, Inc.* (Commercial Services)	12,388	328,282
Republic Services, Inc. (Environmental Control)	24,124	809,119
RF Micro Devices, Inc.* (Telecommunications)	29,992	205,145
RPM, Inc. (Chemicals)	18,908	371,731
Ruddick Corp. (Food)	7,824	169,703
Ryland Group, Inc. (Home Builders)	7,824	450,193
Saks, Inc. (Retail)	22,820	331,118
SanDisk Corp.* (Computers)	26,080	651,217
SCANA Corp. (Electric)	18,256	719,287
Scholastic Corp.* (Media)	6,520	240,979
Sensient Technologies Corp. (Chemicals)	7,824	187,698
Sequa Corp.—Class A* (Aerospace/Defense)	1,956	119,609
Sierra Pacific Resources* (Electric)	18,908	198,534
Smithfield Foods, Inc.* (Food)	17,604	520,902
Sonoco Products Co. (Packaging & Containers)	15,648	463,963
SPX Corp. (Miscellaneous Manufacturing)	12,388	496,263
StanCorp Financial Group, Inc. (Insurance)	4,564	376,530
Steel Dynamics, Inc. (Iron/Steel)	7,172	271,675
STERIS Corp.* (Healthcare—Products)	11,084	262,912
Storage Technology Corp.* (Computers)	16,952	535,853
Swift Transportation Co., Inc.* (Transportation)	11,736	252,089
Sybase, Inc.* (Software)	15,648	312,178
Synopsys, Inc.* (Computers)	24,776	486,105
Tech Data Corp.* (Distribution/Wholesale)	9,128	414,411
Tecumseh Products Co. (Machinery—Diversified)	3,260	155,828
Teleflex, Inc. (Miscellaneous Manufacturing)	6,520	338,649
Telephone & Data Systems, Inc. (Telecommunications)	9,128	702,401
The Scotts Co.—Class A* (Household Products/Wares)	5,216	383,481
Thomas & Betts Corp.* (Electronics)	9,780	300,735
Tidewater, Inc. (Oil & Gas Services)	9,780	348,266
Toll Brothers, Inc.* (Home Builders)	12,388	849,941
Triad Hospitals, Inc.* (Healthcare—Services)	12,388	460,957
Trinity Industries, Inc. (Miscellaneous Manufacturing)	7,824	266,642
TriQuint Semiconductor, Inc.* (Semiconductors)	22,168	98,648
Tyson Foods, Inc.—Class A (Food)	56,724	1,043,721
United Rentals, Inc.* (Commercial Services)	12,388	234,133
Unitrin, Inc. (Insurance)	11,084	503,768
Universal Corp. (Agriculture)	3,912	187,150
Universal Health Services, Inc.—Class B (Healthcare—Services)	9,128	406,196
UTStarcom, Inc.* (Telecommunications)	18,256	404,370
Valspar Corp. (Chemicals)	8,476	423,886
Varian, Inc.* (Electronics)	5,868	240,647
Vectren Corp. (Gas)	12,388	331,998
Vishay Intertechnology, Inc.* (Electronics)	26,732	401,515
W.R. Berkley Corp. (Insurance)	13,692	645,852
Washington Federal, Inc. (Savings & Loans)	12,387	328,751

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Weatherford International, Ltd.* (Oil & Gas Services)	22,168	$1,137,218
Webster Financial Corp. (Banks)	8,476	429,225
Werner Enterprises, Inc. (Transportation)	13,040	295,226
Westar Energy, Inc. (Electric)	13,692	313,136
WGL Holdings, Inc. (Gas)	7,824	241,292
Wisconsin Energy Corp. (Electric)	18,908	637,390
Worthington Industries, Inc. (Metal Fabricate/Hardware)	13,040	255,323
WPS Resources Corp. (Electric)	5,868	293,165
York International Corp. (Building Materials)	6,520	225,201

TOTAL COMMON STOCKS (Cost $76,405,557)		87,280,566

TOTAL INVESTMENT SECURITIES (Cost $76,405,557)—99.9%		87,280,566
Net other assets (liabilities)—0.1%		59,804

NET ASSETS—100.0%		$87,340,370

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $132,860)	2	$4,652

*	Non-income producing security

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Aerospace/Defense	0.1%
Agriculture	0.2%
Airlines	0.2%
Auto Parts & Equipment	2.0%
Banks	5.2%
Beverages	1.5%
Biotechnology	1.3%
Building Materials	0.7%
Chemicals	3.4%
Commercial Services	3.2%

Industry	Percentage of Net Assets
Computers	3.6%
Distribution/Wholesale	0.5%
Diversified Financial Services	2.6%
Electric	9.1%
Electronics	2.3%
Engineering & Construction	0.7%
Environmental Control	0.9%
Food	3.4%
Forest Products & Paper	1.0%
Gas	1.7%
Hand/Machine Tools	0.3%
Healthcare—Products	0.3%
Healthcare—Services	2.9%
Holding Companies—Diversified	0.9%
Home Builders	5.4%
Home Furnishings	0.2%
Household Products/Wares	0.8%
Insurance	9.8%
Internet	0.6%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	1.2%
Machinery—Diversified	0.8%
Media	2.0%
Metal Fabricate/Hardware	0.3%
Miscellaneous Manufacturing	1.4%
Oil & Gas	4.2%
Oil & Gas Services	2.5%
Packaging & Containers	0.5%
Pharmaceuticals	0.9%
Pipelines	0.4%
Real Estate Investment Trust	3.2%
Retail	4.6%
Savings & Loans	2.6%
Semiconductors	2.7%
Software	1.7%
Telecommunications	2.7%
Textiles	1.2%
Transportation	1.4%
Trucking & Leasing	0.3%
Other**	0.1%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.8%)
	Shares	Value
Abercrombie & Fitch Co.—Class A (Retail)	5,491	$257,802
Acxiom Corp. (Software)	5,202	136,813
ADTRAN, Inc. (Telecommunications)	4,624	88,503
Advance Auto Parts, Inc.* (Retail)	4,335	189,353
Advent Software, Inc.* (Software)	2,023	41,431
Aeropostale, Inc.* (Retail)	3,179	93,558
Airgas, Inc. (Chemicals)	4,335	114,921
AirTran Holdings, Inc.* (Airlines)	5,202	55,661
Alliance Data Systems Corp.* (Commercial Services)	4,913	233,269
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,312	151,158
American Eagle Outfitters, Inc. (Retail)	4,335	204,179
Ametek, Inc. (Electrical Components & Equipment)	4,046	144,321
Amphenol Corp.—Class A* (Electronics)	5,202	191,122
Applebee’s International, Inc. (Retail)	4,913	129,949
Apria Healthcare Group, Inc.* (Healthcare—Services)	2,890	95,226
Aqua America, Inc. (Water)	5,491	135,024
Arch Coal, Inc. (Coal)	3,757	133,524
Arthur J. Gallagher & Co. (Insurance)	5,491	178,458
Associated Banc-Corp. (Banks)	7,514	249,540
Avocent Corp.* (Internet)	2,890	117,103
Bank of Hawaii Corp. (Banks)	3,179	161,302
Barr Laboratories, Inc.* (Pharmaceuticals)	6,069	276,382
Beckman Coulter, Inc. (Healthcare—Products)	3,468	232,321
Blyth, Inc. (Household Products/Wares)	2,312	68,343
Boyd Gaming Corp. (Lodging)	5,202	216,663
Brink’s Co. (Miscellaneous Manufacturing)	3,468	137,055
Brinker International, Inc.* (Retail)	5,202	182,434
Brown & Brown, Inc. (Insurance)	4,046	176,203
C.H. Robinson Worldwide, Inc. (Transportation)	4,913	272,770
Cabot Microelectronics Corp.* (Chemicals)	1,445	57,872
Career Education Corp.* (Commercial Services)	6,069	242,759
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,734	112,571
Carmax, Inc.* (Retail)	6,069	188,442
Catalina Marketing Corp. (Advertising)	3,179	94,194
CDW Corp. (Distribution/Wholesale)	4,913	325,978
Cephalon, Inc.* (Pharmaceuticals)	3,468	176,452
Certegy, Inc. (Software)	3,757	133,486
Charles River Laboratories International, Inc.* (Biotechnology)	3,757	172,859
Cheesecake Factory, Inc.* (Retail)	4,624	150,141
Chico’s FAS, Inc.* (Retail)	5,202	236,847
Choicepoint, Inc.* (Commercial Services)	5,202	239,240
Church & Dwight, Inc. (Household Products/Wares)	3,757	126,310
Cincinnati Bell, Inc.* (Telecommunications)	14,450	59,968
Claire’s Stores, Inc. (Retail)	5,780	122,825
CNF, Inc. (Transportation)	3,179	159,268
Cognizant Technology Solutions Corp.* (Computers)	7,803	330,300
Commerce Bancorp, Inc. (Banks)	4,624	297,785
Copart, Inc.* (Retail)	5,202	136,917
Corinthian Colleges, Inc.* (Commercial Services)	5,202	98,032
Covance, Inc.* (Healthcare—Services)	3,757	145,584
Coventry Health Care, Inc.* (Healthcare—Services)	5,202	276,121
Crane Co. (Miscellaneous Manufacturing)	3,179	91,682
Cree Research, Inc.* (Semiconductors)	4,335	173,747

Common Stocks, continued
	Shares	Value
Crompton Corp. (Chemicals)	6,647	$78,435
CSG Systems International, Inc.* (Software)	2,890	54,043
Cullen/Frost Bankers, Inc. (Banks)	3,179	154,499
CYTYC Corp.* (Healthcare—Products)	6,647	183,258
Deluxe Corp. (Commercial Services)	2,890	107,884
DENTSPLY International, Inc. (Healthcare—Products)	4,624	259,869
Developers Diversified Realty Corp. (Real Estate Investment Trust)	6,069	269,282
Diebold, Inc. (Computers)	4,335	241,590
Dollar Tree Stores, Inc.* (Retail)	6,647	190,636
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,913	160,066
DPL, Inc. (Electric)	7,514	188,677
DST Systems, Inc.* (Computers)	4,913	256,066
Dun & Bradstreet Corp.* (Software)	4,046	241,344
Dycom Industries, Inc.* (Engineering & Construction)	2,890	88,203
Eaton Vance Corp. (Diversified Financial Services)	4,046	210,999
Education Management Corp.* (Commercial Services)	4,335	143,098
Edwards Lifesciences Corp.* (Healthcare—Products)	3,468	143,090
Energizer Holdings, Inc.* (Electrical Components & Equipment)	4,624	229,767
Equitable Resources, Inc. (Pipelines)	3,757	227,900
Expeditors International of Washington, Inc. (Transportation)	6,358	355,285
Fastenal Co. (Distribution/Wholesale)	4,624	284,653
First Health Group Corp.* (Commercial Services)	5,491	102,737
FMC Technologies, Inc.* (Oil & Gas Services)	4,046	130,281
Gartner Group, Inc.* (Commercial Services)	6,647	82,822
Gentex Corp. (Electronics)	4,624	171,180
Graco, Inc. (Machinery—Diversified)	4,046	151,118
Grant Prideco, Inc.* (Oil & Gas Services)	7,225	144,861
GTECH Holdings Corp. (Entertainment)	6,936	179,989
Harman International Industries, Inc. (Home Furnishings)	4,046	513,842
Harris Corp. (Telecommunications)	4,046	250,003
Harsco Corp. (Miscellaneous Manufacturing)	2,312	128,871
Harte-Hanks, Inc. (Advertising)	4,913	127,640
Henry Schein, Inc.* (Healthcare—Products)	2,601	181,134
Herman Miller, Inc. (Office Furnishings)	4,046	111,791
Hillenbrand Industries, Inc. (Healthcare—Products)	3,757	208,664
HNI Corp. (Office Furnishings)	3,179	136,856
Hormel Foods Corp. (Food)	8,092	253,684
Hubbell, Inc.—Class B (Electrical Components & Equipment)	3,468	181,376
INAMED Corp.* (Healthcare—Products)	2,023	127,955
Integrated Circuit Systems, Inc.* (Semiconductors)	4,046	84,642
International Speedway Corp. (Entertainment)	3,179	167,851
Investors Financial Services Corp. (Banks)	4,046	202,219
ITT Educational Services, Inc.* (Commercial Services)	2,601	123,678
IVAX Corp.* (Pharmaceuticals)	14,739	233,171
J.B. Hunt Transport Services, Inc. (Transportation)	4,913	220,348
Jack Henry & Associates, Inc. (Computers)	5,202	103,572
JetBlue Airways Corp.* (Airlines)	6,069	140,923
Korn/Ferry International* (Commercial Services)	2,312	47,974

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Lam Research Corp.* (Semiconductors)	8,092	$233,940
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,023	86,726
Legg Mason, Inc. (Diversified Financial Services)	6,069	444,614
LifePoint Hospitals, Inc.* (Healthcare—Services)	2,312	80,504
Lincare Holdings, Inc.* (Healthcare—Services)	6,069	258,843
Lyondell Chemical Co. (Chemicals)	14,161	409,536
Macromedia, Inc.* (Internet)	4,335	134,905
Macrovision Corp.* (Entertainment)	2,890	74,331
Mandalay Resort Group (Lodging)	4,046	284,960
McAfee, Inc.* (Internet)	9,537	275,905
Michaels Stores, Inc. (Retail)	8,092	242,517
Micrel, Inc. * (Semiconductors)	5,202	57,326
Microchip Technology, Inc. (Semiconductors)	12,138	323,600
Moneygram International, Inc. (Software)	5,202	109,970
Murphy Oil Corp. (Oil & Gas)	5,491	441,751
National Instruments Corp. (Computers)	4,624	126,004
National-Oilwell, Inc. * (Oil & Gas Services)	5,202	183,579
Noble Energy, Inc. (Oil & Gas)	3,468	213,837
Nordson Corp. (Machinery—Diversified)	2,023	81,062
O’Reilly Automotive, Inc. * (Retail)	3,179	143,214
Olin Corp. (Chemicals)	4,046	89,093
Outback Steakhouse, Inc. (Retail)	4,335	198,456
Pacific Sunwear of California, Inc. * (Retail)	4,335	96,497
Packaging Corp. of America (Packaging & Containers)	6,358	149,731
Par Pharmaceutical Companies, Inc. * (Pharmaceuticals)	2,023	83,712
Patterson Dental Co. * (Healthcare—Products)	8,092	351,111
Patterson-UTI Energy, Inc. (Oil & Gas)	9,826	191,116
Peabody Energy Corp. (Coal)	3,757	303,979
Pentair, Inc. (Miscellaneous Manufacturing)	6,069	264,366
Petsmart, Inc. (Retail)	8,670	308,045
Plains Exploration & Production Co.* (Oil & Gas)	4,624	120,224
Plantronics, Inc. (Telecommunications)	2,890	119,848
Precision Castparts Corp. (Metal Fabricate/Hardware)	3,757	246,760
Protein Design Labs, Inc.* (Biotechnology)	5,780	119,415
Questar Corp. (Pipelines)	4,913	250,366
Rayonier, Inc. (Forest Products & Paper)	2,890	141,350
Reader’s Digest Association, Inc. (Media)	5,780	80,400
Regis Corp. (Retail)	2,601	120,036
Renal Care Group, Inc.* (Healthcare—Services)	4,046	145,616
Retek, Inc.* (Software)	3,179	19,551
Reynolds & Reynolds Co. (Computers)	3,757	99,598
Rollins, Inc. (Commercial Services)	2,601	68,458
Ross Stores, Inc. (Retail)	8,670	250,303
RSA Security, Inc.* (Internet)	4,046	81,163
Ruby Tuesday, Inc. (Retail)	3,757	97,983
SEI Investments Co. (Software)	6,069	254,473
Semtech Corp.* (Semiconductors)	4,335	94,806
Sepracor, Inc.* (Pharmaceuticals)	6,069	360,316
Silicon Laboratories, Inc.* (Semiconductors)	3,179	112,250
Silicon Valley Bancshares* (Banks)	2,023	90,671
Smith International, Inc.* (Oil & Gas Services)	6,069	330,214
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	3,757	68,227
Stericycle, Inc.* (Environmental Control)	2,601	119,516
TCF Financial Corp. (Banks)	8,092	260,077
Techne Corp.* (Healthcare—Products)	2,312	89,937

Common Stocks, continued
	Shares	Value
The Timberland Co.—Class A* (Apparel)	2,023	$126,781
Thor Industries, Inc. (Home Builders)	3,468	128,489
Titan Corp.* (Aerospace/Defense)	4,913	79,591
Tootsie Roll Industries, Inc. (Food)	3,179	110,089
Transaction Systems Architect, Inc.* (Software)	2,312	45,893
Tupperware Corp. (Household Products/Wares)	3,468	71,857
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	7,803	193,514
Urban Outfitters, Inc.* (Retail)	4,913	218,137
Valassis Communications, Inc.* (Commercial Services)	2,890	101,179
Valeant Pharmaceuticals International (Pharmaceuticals)	4,913	129,458
Varco International, Inc.* (Oil & Gas Services)	5,780	168,487
Varian Medical Systems, Inc.* (Healthcare—Products)	8,092	349,897
VCA Antech, Inc.* (Pharmaceuticals)	4,913	96,295
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,624	48,876
VISX, Inc.* (Healthcare—Products)	2,890	74,764
Waddell & Reed Financial, Inc. (Diversified Financial Services)	4,913	117,372
Washington Post Co.—Class B (Media)	578	568,186
Weingarten Realty Investors (Real Estate Investment Trust)	5,202	208,600
Westamerica Bancorporation (Banks)	2,023	117,961
Western Gas Resources, Inc. (Pipelines)	4,335	126,799
Westwood One, Inc.* (Media)	5,780	155,655
Whole Foods Market, Inc. (Food)	3,757	358,230
Williams Sonoma, Inc.* (Retail)	6,936	243,037
Wilmington Trust Corp. (Banks)	4,046	146,263
Wind River Systems, Inc.* (Software)	4,913	66,571
Zebra Technologies Corp.* (Machinery—Diversified)	4,335	243,974

TOTAL COMMON STOCKS (Cost $28,755,963)		31,672,337

Repurchase Agreements (1.9%)
	Principal Amount
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $615,077 (Collateralized by $628,000 Federal Home Loan Bank, 2.43%, 1/13/05, market value $627,448)	$615,000	615,000

TOTAL REPURCHASE AGREEMENTS (Cost $615,000)		615,000

TOTAL INVESTMENT SECURITIES (Cost $29,370,963)—101.7%		32,287,337
Net other assets (liabilities)—(1.7%)		(538,532)

NET ASSETS—100.0%		$31,748,805

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2004

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $132,860)	2	$4,652

*	Non-income producing security

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.7%
Aerospace/Defense	0.7%
Airlines	0.6%
Apparel	0.4%
Banks	5.4%
Biotechnology	1.1%
Chemicals	2.4%
Coal	1.4%
Commercial Services	5.2%
Computers	3.6%
Distribution/Wholesale	1.9%
Diversified Financial Services	2.4%
Electric	0.6%
Electrical Components & Equipment	1.7%
Electronics	1.1%
Engineering & Construction	0.3%
Entertainment	1.3%
Environmental Control	0.4%

Industry	Percentage of Net Assets
Food	2.3%
Forest Products & Paper	0.4%
Healthcare—Products	7.0%
Healthcare—Services	3.2%
Home Builders	0.4%
Home Furnishings	1.6%
Household Products/Wares	0.8%
Insurance	1.1%
Internet	1.9%
Lodging	1.6%
Machinery—Diversified	1.5%
Media	2.5%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	3.1%
Office Furnishings	0.8%
Oil & Gas	3.0%
Oil & Gas Services	3.0%
Packaging & Containers	0.5%
Pharmaceuticals	4.3%
Pipelines	1.9%
Real Estate Investment Trust	2.1%
Retail	12.7%
Semiconductors	3.4%
Software	3.5%
Telecommunications	1.6%
Transportation	3.2%
Water	0.4%
Other**	0.2%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (100.4%)
	Shares	Value
4Kids Entertainment, Inc.* (Media)	9,600	$201,792
A.M. Castle & Co.* (Metal Fabricate/Hardware)	10,800	128,952
AAR Corp.* (Aerospace/Defense)	22,800	310,536
ABM Industries, Inc. (Commercial Services)	34,800	686,256
Accredo Health, Inc.* (Pharmaceuticals)	34,800	964,656
Actel Corp.* (Semiconductors)	18,000	315,720
Action Performance Companies, Inc. (Toys/Games/Hobbies)	13,200	145,068
Adaptec, Inc.* (Telecommunications)	79,200	601,128
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	22,800	208,164
Advanced Marketing Services, Inc. (Distribution/Wholesale)	13,200	132,792
Aeroflex, Inc.* (Telecommunications)	52,800	639,936
Agilysys, Inc. (Computers)	22,800	390,792
Albany International Corp.—Class A (Machinery—Diversified)	22,800	801,648
Aleris International, Inc.* (Environmental Control)	20,400	345,168
ALLETE, Inc. (Electric)	21,600	793,800
Alliance Semiconductor Corp.* (Semiconductors)	25,200	93,240
Alpharma, Inc. (Pharmaceuticals)	37,200	630,540
American Italian Pasta Co. (Food)	13,200	306,900
American States Water Co. (Water)	12,000	312,000
Analogic Corp. (Electronics)	9,600	429,984
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	16,800	489,720
Angelica Corp. (Textiles)	6,000	162,300
Anixter International, Inc. (Telecommunications)	26,400	950,136
Apogee Enterprises, Inc. (Building Materials)	19,200	257,472
Applica, Inc.* (Home Furnishings)	16,800	101,640
Applied Industrial Technologies, Inc. (Machinery—Diversified)	21,600	591,840
AptarGroup, Inc. (Miscellaneous Manufacturing)	25,200	1,330,056
Arch Chemicals, Inc. (Chemicals)	16,800	483,504
Arkansas Best Corp. (Transportation)	18,000	808,020
ArQule, Inc.* (Biotechnology)	20,400	118,116
Ashworth, Inc.* (Apparel)	9,600	104,544
Astec Industries, Inc.* (Machinery—Construction & Mining)	14,400	247,824
Atmos Energy Corp. (Gas)	54,000	1,476,900
Audiovox Corp.—Class A* (Telecommunications)	16,800	265,104
Avista Corp. (Electric)	34,800	614,916
Axcelis Technologies, Inc.* (Semiconductors)	70,800	575,604
Aztar Corp.* (Lodging)	25,200	879,984
BankUnited Financial Corp.—Class A* (Savings & Loans)	21,600	690,120
Barnes Group, Inc. (Miscellaneous Manufacturing)	16,800	445,368
Bassett Furniture Industries, Inc. (Home Furnishings)	8,400	164,850
Bel Fuse, Inc.—Class B (Electronics)	8,400	283,836
Belden, Inc. (Electrical Components & Equipment)	33,600	779,520
Bell Microproducts, Inc.* (Distribution/Wholesale)	20,400	196,248
Benchmark Electronics, Inc.* (Electronics)	30,000	1,023,000
Black Box Corp. (Telecommunications)	12,000	576,240
Boston Communications Group, Inc.* (Telecommunications)	12,000	110,880
Boston Private Financial Holdings, Inc. (Banks)	19,200	540,864
Bowne & Co., Inc. (Commercial Services)	25,200	409,752
Bradley Pharmaceuticals, Inc.* (Pharmaceuticals)	10,800	209,520

Common Stocks, continued
	Shares	Value
Briggs & Stratton Corp. (Machinery—Diversified)	37,200	$1,546,776
Brookline Bancorp, Inc. (Savings & Loans)	42,000	685,440
Brooks Automation, Inc.* (Semiconductors)	31,200	537,264
Brooktrout, Inc.—Class B* (Computers)	9,600	115,296
Brown Shoe Company, Inc. (Retail)	13,200	393,756
Brush Engineered Materials, Inc.* (Mining)	13,200	244,200
Buckeye Technologies, Inc.* (Forest Products & Paper)	26,400	343,464
Building Materials Holding Corp. (Distribution/Wholesale)	9,600	367,584
Burlington Coat Factory Warehouse Corp. (Retail)	32,400	735,480
C&D Technologies, Inc. (Electrical Components & Equipment)	18,000	306,720
C-COR.net Corp.* (Telecommunications)	31,200	290,160
Cambrex Corp. (Biotechnology)	19,200	520,320
Capital Automotive (Real Estate Investment Trust)	31,200	1,108,380
Captaris, Inc.* (Software)	21,600	111,456
Caraustar Industries, Inc.* (Forest Products & Paper)	20,400	343,128
Carpenter Technology Corp. (Iron/Steel)	16,800	982,128
Cascade Natural Gas Corp. (Gas)	8,400	178,080
Casey’s General Stores, Inc. (Retail)	36,000	653,400
Cash America International, Inc. (Retail)	20,400	606,492
CDI Corp. (Commercial Services)	14,400	307,872
Central Parking Corp. (Commercial Services)	26,400	399,960
Central Vermont Public Service Corp. (Electric)	8,400	195,384
Century Aluminum Co.* (Mining)	22,800	598,728
CH Energy Group, Inc. (Electric)	10,800	518,940
Checkpoint Systems, Inc.* (Electronics)	26,400	476,520
Chemed Corp. (Commercial Services)	8,400	563,724
Chesapeake Corp. (Packaging & Containers)	14,400	391,104
Chittenden Corp. (Banks)	33,600	965,328
Ciber, Inc.* (Computers)	44,400	428,016
CLECO Corp. (Electric)	34,800	705,048
Coachmen Industries, Inc. (Home Builders)	10,800	187,488
Coherent, Inc.* (Electronics)	21,600	657,504
Cohu, Inc. (Semiconductors)	15,600	289,536
Colonial Properties Trust (Real Estate Investment Trust)	19,200	753,984
Commercial Federal Corp. (Savings & Loans)	27,600	819,996
Commercial Metals Co. (Metal Fabricate/Hardware)	20,400	1,031,424
Commercial NET Lease Realty (Real Estate Investment Trust)	37,200	766,320
Community Bank System, Inc. (Banks)	21,600	610,200
Concord Communications, Inc.* (Software)	13,200	146,256
CONMED Corp.* (Healthcare—Products)	21,600	613,872
Consolidated Graphics, Inc.* (Commercial Services)	9,600	440,640
Corn Products International, Inc. (Food)	26,400	1,413,984
Cross Country Healthcare, Inc.* (Commercial Services)	22,800	412,224
CRT Properties, Inc. (Real Estate Investment Trust)	19,200	458,112
CTS Corp. (Electronics)	25,200	334,908
Cubic Corp. (Electronics)	19,200	483,264
Curative Health Services, Inc.* (Pharmaceuticals)	9,600	65,760

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Curtiss-Wright Corp. (Aerospace/Defense)	15,600	$895,596
Cymer, Inc.* (Electronics)	26,400	779,856
Datascope Corp. (Healthcare—Products)	10,800	428,652
Delphi Financial Group, Inc.—Class A (Insurance)	22,800	1,052,220
Department 56, Inc.* (Toys/Games/Hobbies)	9,600	159,840
Digital Insight Corp.* (Internet)	25,200	463,680
Dime Community Bancshares, Inc. (Savings & Loans)	26,400	472,824
DIMON, Inc. (Agriculture)	32,400	217,728
DJ Orthopedics, Inc.* (Healthcare—Products)	15,600	334,152
Downey Financial Corp. (Savings & Loans)	20,400	1,162,800
Dress Barn, Inc.* (Retail)	21,600	380,160
Drill-Quip, Inc.* (Oil & Gas Services)	12,000	291,120
DRS Technologies, Inc.* (Aerospace/Defense)	19,200	820,032
DSP Group, Inc.* (Semiconductors)	20,400	455,532
DuPont Photomasks, Inc.* (Semiconductors)	13,200	348,612
El Paso Electric Co.* (Electric)	33,600	636,384
Electro Scientific Industries, Inc.* (Electronics)	20,400	403,104
EMCOR Group, Inc.* (Engineering & Construction)	10,800	487,944
Enesco Group, Inc.* (Housewares)	10,800	87,264
Entertainment Properties Trust (Real Estate Investment Trust)	18,000	801,900
EPIQ Systems, Inc.* (Software)	13,200	193,248
ESS Technology, Inc.* (Semiconductors)	28,800	204,768
Esterline Technologies Corp.* (Aerospace/Defense)	18,000	587,700
Exar Corp.* (Semiconductors)	30,000	425,700
Fedders Corp. (Home Furnishings)	21,600	78,192
FEI Co.* (Electronics)	24,000	504,000
Financial Federal Corp.* (Diversified Financial Services)	12,000	470,400
FindWhat.com* (Internet)	21,600	382,968
First Republic Bank (Banks)	12,000	636,000
FirstFed Financial Corp.* (Savings & Loans)	12,000	622,440
Flagstar Bancorp, Inc. (Savings & Loans)	43,200	976,320
Flowers Foods, Inc. (Food)	31,200	985,296
Fred’s, Inc. (Retail)	27,600	480,240
Fremont General Corp. (Banks)	55,200	1,389,936
Frontier Airlines, Inc.* (Airlines)	25,200	287,532
Fuller (H.B.) Co. (Chemicals)	20,400	581,604
G & K Services, Inc. (Textiles)	14,400	625,248
Gables Residential Trust (Real Estate Investment Trust)	20,400	730,116
GameStop Corp.* (Retail)	36,000	806,760
Gardner Denver, Inc.* (Machinery—Diversified)	14,400	522,576
General Communication, Inc.—Class A* (Telecommunications)	42,000	463,680
Gentiva Health Services, Inc.* (Healthcare—Services)	16,800	280,896
Gerber Scientific, Inc.* (Machinery—Diversified)	15,600	118,716
Glenborough Realty Trust, Inc. (Real Estate Investment Trust)	22,800	485,184
Gold Banc Corp., Inc. (Banks)	28,800	421,056
Goody’s Family Clothing, Inc. (Retail)	22,800	208,392
Great Atlantic & Pacific Tea Co.* (Food)	27,600	282,900
Green Mountain Power Corp. (Electric)	3,600	103,788
Griffon Corp.* (Miscellaneous Manufacturing)	20,400	550,800
Group 1 Automotive, Inc.* (Retail)	16,800	529,200
Gymboree Corp.* (Apparel)	21,600	276,912

Common Stocks, continued
	Shares	Value
Haggar Corp. (Apparel)	4,800	$112,699
Hain Celestial Group, Inc.* (Food)	26,400	545,688
Hancock Fabrics, Inc. (Retail)	13,200	136,884
Haverty Furniture Companies, Inc. (Retail)	15,600	288,600
Hooper Holmes, Inc. (Commercial Services)	46,800	277,056
Hughes Supply, Inc. (Distribution/Wholesale)	46,800	1,513,980
Hutchinson Technology, Inc.* (Computers)	18,000	622,260
ICU Medical, Inc.* (Healthcare—Products)	9,600	262,464
Imagistics International, Inc.* (Office/Business Equipment)	12,000	403,920
Input/Output, Inc.* (Oil & Gas Services)	55,200	487,968
Insight Enterprises, Inc.* (Retail)	34,800	714,096
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	19,200	435,264
Insurance Auto Auctions, Inc.* (Commercial Services)	8,400	188,328
Intrado, Inc.* (Telecommunications)	12,000	145,200
Invacare Corp. (Healthcare—Products)	22,800	1,054,728
Investment Technology Group, Inc.* (Diversified Financial Services)	30,000	600,000
Ionics, Inc.* (Environmental Control)	16,800	728,112
Irwin Financial Corp. (Banks)	20,400	579,156
Itron, Inc.* (Electronics)	15,600	372,996
J & J Snack Foods Corp. (Food)	6,000	294,180
J. Jill Group, Inc.* (Retail)	14,400	214,416
Jack in the Box, Inc.* (Retail)	26,400	973,368
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	19,200	424,512
JDA Software Group, Inc.* (Software)	20,400	277,848
Jo-Ann Stores, Inc.* (Retail)	15,600	429,624
K2, Inc.* (Leisure Time)	33,600	533,568
Kaman Corp.—Class A (Aerospace/Defense)	16,800	212,520
Kansas City Southern Industries, Inc.* (Transportation)	44,400	787,212
Kellwood Co. (Apparel)	19,200	662,400
Kopin Corp.* (Semiconductors)	50,400	195,048
La-Z-Boy, Inc. (Home Furnishings)	37,200	571,764
Laclede Group, Inc. (Gas)	14,400	448,560
LandAmerica Financial Group, Inc. (Insurance)	13,200	711,876
Landry’s Restaurants, Inc. (Retail)	19,200	557,952
Lennox International, Inc. (Building Materials)	43,200	879,120
Lexington Corporate Properties Trust (Real Estate Investment Trust)	34,800	785,784
Libbey, Inc. (Housewares)	9,600	213,216
Linens ‘n Things, Inc.* (Retail)	32,400	803,520
Lone Star Steakhouse & Saloon, Inc. (Retail)	14,400	403,200
Longs Drug Stores Corp. (Retail)	26,400	727,848
Lydall, Inc.* (Miscellaneous Manufacturing)	12,000	142,320
M.D.C. Holdings, Inc. (Home Builders)	22,800	1,970,832
MAF Bancorp, Inc. (Savings & Loans)	24,000	1,075,680
MagneTek, Inc.* (Electrical Components & Equipment)	20,400	140,760
MapInfo Corp.* (Software)	14,400	172,512
Marcus Corp. (Lodging)	21,600	543,024
Material Sciences Corp.* (Iron/Steel)	10,800	194,292
Maverick Tube Corp.* (Oil & Gas Services)	30,000	909,000
Maximus, Inc.* (Commercial Services)	15,600	485,472
Meade Instruments Corp.* (Electronics)	14,400	49,392
Mesa Air Group, Inc.* (Airlines)	22,800	181,032
Methode Electronics, Inc.—Class A (Electronics)	25,200	323,820
Mobile Mini, Inc.* (Storage/Warehousing)	10,800	356,832

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Monaco Coach Corp. (Home Builders)	20,400	$419,628
Moog, Inc.—Class A* (Aerospace/Defense)	18,000	816,300
Movie Gallery, Inc. (Retail)	21,600	411,912
MRO Software, Inc.* (Software)	18,000	234,360
Mueller Industries, Inc. (Metal Fabricate/Hardware)	26,400	850,080
Multimedia Games, Inc.* (Leisure Time)	20,400	321,504
Myers Industries, Inc. (Miscellaneous Manufacturing)	24,000	307,200
Nash Finch Co. (Food)	8,400	317,184
National Presto Industries, Inc. (Housewares)	4,800	218,400
NCO Group, Inc.* (Commercial Services)	22,800	589,380
NDCHealth Corp. (Software)	25,200	468,468
Network Equipment Technologies, Inc.* (Telecommunications)	18,000	176,760
Northwest Natural Gas Co. (Gas)	19,200	647,808
NYFIX, Inc.* (Computers)	22,800	141,132
O’Charley’s, Inc.* (Retail)	15,600	304,980
Oceaneering International, Inc.* (Oil & Gas Services)	18,000	671,760
Offshore Logistics, Inc.* (Transportation)	16,800	545,496
OM Group, Inc.* (Chemicals)	20,400	661,368
On Assignment, Inc.* (Commercial Services)	18,000	93,420
Orthodontic Centers of America, Inc.* (Healthcare—Services)	36,000	228,600
Osteotech, Inc.* (Healthcare—Products)	12,000	66,000
Owens & Minor, Inc. (Distribution/Wholesale)	27,600	777,492
PAREXEL International Corp.* (Commercial Services)	18,000	365,400
Park Electrochemical Corp. (Electronics)	14,400	312,192
Parkway Properties, Inc. (Real Estate Investment Trust)	8,400	426,300
Paxar Corp.* (Electronics)	28,800	638,496
PC-Tel, Inc.* (Internet)	14,400	114,192
Pediatrix Medical Group, Inc.* (Healthcare—Services)	15,600	999,180
Pegasus Systems, Inc.* (Leisure Time)	15,600	196,560
Penford Corp. (Chemicals)	6,000	94,380
Pep Boys-Manny, Moe & Jack (Retail)	40,800	696,456
Performance Food Group Co.* (Food)	33,600	904,176
Pericom Semiconductor Corp.* (Semiconductors)	19,200	181,056
Phoenix Technologies, Ltd.* (Software)	18,000	148,680
Photon Dynamics, Inc.* (Electronics)	12,000	291,360
Photronics, Inc.* (Semiconductors)	22,800	376,200
Piedmont Natural Gas Company, Inc. (Gas)	55,200	1,282,848
Pinnacle Entertainment, Inc.* (Entertainment)	25,200	498,456
Pinnacle Systems, Inc.* (Software)	49,200	300,120
Piper Jaffray* (Diversified Financial Services)	14,400	690,480
Planar Systems, Inc.* (Electronics)	10,800	121,284
PolyOne Corp.* (Chemicals)	64,800	587,088
Pope & Talbot, Inc. (Forest Products & Paper)	12,000	205,320
Presidential Life Corp. (Insurance)	20,400	345,984
PRG-Schultz International, Inc.* (Commercial Services)	44,400	223,332
Priority Healthcare Corp.—Class B* (Pharmaceuticals)	31,200	679,224
ProAssurance Corp.* (Insurance)	20,400	797,844
Provident Bankshares Corp. (Banks)	24,000	872,880
Province Healthcare Co.* (Healthcare—Services)	36,000	804,600
Quaker Chemical Corp. (Chemicals)	7,200	178,848

Common Stocks, continued
	Shares	Value
Quanex Corp. (Metal Fabricate/Hardware)	12,000	$822,840
Radiant Systems, Inc.* (Computers)	19,200	124,992
RadiSys Corp.* (Computers)	13,200	258,060
Regal-Beloit Corp. (Hand/Machine Tools)	18,000	514,800
RehabCare Group, Inc.* (Healthcare—Services)	12,000	335,880
Reliance Steel & Aluminum Co. (Iron/Steel)	22,800	888,288
Rewards Network, Inc.* (Commercial Services)	18,000	126,000
Riggs National Corp. (Banks)	22,800	484,728
RLI Corp. (Insurance)	18,000	748,260
Robbins & Myers, Inc. (Machinery—Diversified)	10,800	257,364
Rock-Tenn Co. (Forest Products & Paper)	25,200	382,032
RTI International Metals, Inc.* (Mining)	15,600	320,424
Rudolph Technologies, Inc.* (Semiconductors)	12,000	206,040
Russ Berrie & Company, Inc. (Household Products/Wares)	14,400	328,896
Russell Corp. (Apparel)	22,800	444,144
Ryan’s Restaurant Group, Inc.* (Retail)	30,000	462,600
Ryerson Tull, Inc. (Iron/Steel)	18,000	283,500
Savient Pharmaceuticals, Inc.* (Biotechnology)	43,200	117,072
SBS Technologies, Inc.* (Electronics)	10,800	150,768
School Specialty, Inc.* (Retail)	16,800	647,808
Schulman (A.), Inc. (Chemicals)	21,600	462,456
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	10,800	366,660
SCPIE Holdings, Inc. (Insurance)	7,200	71,280
SEACOR SMIT, Inc.* (Oil & Gas Services)	13,200	704,880
Selective Insurance Group, Inc. (Insurance)	20,400	902,496
Shaw Group, Inc.* (Engineering & Construction)	45,600	813,960
Shopko Stores, Inc.* (Retail)	21,600	403,488
Shurgard Storage Centers, Inc.—Class A (Real Estate Investment Trust)	33,600	1,478,736
Skyline Corp. (Home Builders)	6,000	244,800
SkyWest, Inc. (Airlines)	40,800	818,448
Skyworks Solutions, Inc.* (Semiconductors)	110,400	1,041,072
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	21,600	646,704
Sola International, Inc.* (Healthcare—Products)	22,800	627,912
Sonic Automotive, Inc. (Retail)	30,000	744,000
Sourcecorp* (Commercial Services)	10,800	206,388
South Financial Group, Inc. (Banks)	50,400	1,639,512
Southern Union Co.* (Gas)	58,799	1,410,000
Southwest Gas Corp. (Gas)	25,200	640,080
Sovran Self Storage, Inc. (Real Estate Investment Trust)	10,800	455,112
Spherion Corp.* (Commercial Services)	43,200	362,880
Spinnaker Exploration Co.* (Oil & Gas)	24,000	841,680
SPSS, Inc.* (Software)	12,000	187,680
Stage Stores, Inc. (Retail)	13,200	548,064
Standard Microsystems Corp.* (Semiconductors)	13,200	235,356
Standard Motor Products, Inc. (Auto Parts & Equipment)	14,400	227,520
Standard Pacific Corp. (Home Builders)	24,000	1,539,360
Standard Register Co. (Household Products/Wares)	20,400	288,048
Standex International Corp. (Miscellaneous Manufacturing)	8,400	239,316
Steel Technologies, Inc. (Iron/Steel)	9,600	264,096
Sterling Bancshares, Inc. (Banks)	32,400	462,348
Sterling Financial Corp.—Spokane* (Savings & Loans)	16,800	659,568

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Stewart & Stevenson Services, Inc. (Machinery—Diversified)	20,400	$412,692
Stewart Information Services Corp. (Insurance)	13,200	549,780
Stone Energy Corp.* (Oil & Gas)	19,200	865,728
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	19,200	173,376
Sunrise Assisted Living, Inc.* (Healthcare—Services)	14,400	667,584
Superior Industries International, Inc. (Auto Parts & Equipment)	18,000	522,900
Susquehanna Bancshares, Inc. (Banks)	33,600	838,320
Swift Energy Co.* (Oil & Gas)	20,400	590,376
SWS Group, Inc. (Diversified Financial Services)	12,000	263,040
Symmetricom, Inc.* (Telecommunications)	32,400	314,604
TBC Corp.* (Retail)	15,600	433,680
Technitrol, Inc.* (Electronics)	28,800	524,160
Tetra Tech, Inc.* (Environmental Control)	39,600	662,904
Texas Industries, Inc. (Building Materials)	15,600	973,128
The Men’s Wearhouse, Inc.* (Retail)	25,200	805,392
The Steak n Shake Co.* (Retail)	19,200	385,536
The Stride Rite Corp. (Apparel)	26,400	294,888
Theragenics Corp.* (Pharmaceuticals)	21,600	87,696
Thomas Industries, Inc. (Machinery—Diversified)	12,000	479,040
THQ, Inc.* (Software)	27,600	633,144
Timken Co. (Metal Fabricate/Hardware)	64,800	1,686,096
Tollgrade Communications, Inc.* (Telecommunications)	9,600	117,504
Tredegar Corp. (Miscellaneous Manufacturing)	27,600	557,796
Triumph Group, Inc.* (Aerospace/Defense)	10,800	426,600
UGI Corp. (Gas)	36,000	1,472,760
UICI (Insurance)	32,400	1,098,360
UIL Holdings Corp. (Electric)	10,800	554,040
Ultratech Stepper, Inc.* (Semiconductors)	16,800	316,680
Umpqua Holdings Corp. (Banks)	32,400	816,804
Unisource Energy Corp. (Electric)	24,000	578,640
United Stationers, Inc.* (Distribution/Wholesale)	24,000	1,108,800
United Surgical Partners International, Inc.* (Healthcare—Services)	20,400	850,680
Universal Forest Products, Inc. (Building Materials)	13,200	572,880
URS Corp.* (Engineering & Construction)	31,200	1,001,520
USF Corp. (Transportation)	20,400	774,180
Valmont Industries, Inc. (Metal Fabricate/Hardware)	16,800	421,848
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	26,400	972,840
Veeco Instruments, Inc.* (Semiconductors)	21,600	455,112
Veritas DGC, Inc.* (Oil & Gas Services)	24,000	537,840
Verity, Inc.* (Internet)	26,400	346,368
Viad Corp. (Commercial Services)	15,600	444,444
Viasys Healthcare, Inc.* (Healthcare—Products)	21,600	410,400
Vicor Corp. (Electrical Components & Equipment)	30,000	393,300
Vital Signs, Inc. (Healthcare—Products)	9,600	373,632
Volt Information Sciences, Inc.* (Commercial Services)	10,800	317,412
W-H Energy Services, Inc.* (Oil & Gas Services)	19,200	429,312
Waste Connections, Inc.* (Environmental Control)	34,800	1,191,900
Watsco, Inc. (Distribution/Wholesale)	19,200	676,224
Watts Industries, Inc.—Class A (Electronics)	22,800	735,072
Waypoint Financial Corp. (Savings & Loans)	24,000	680,400

Common Stocks, continued
	Shares	Value
Wellman, Inc. (Chemicals)	22,800	$243,732
Whitney Holding Corp. (Banks)	30,000	1,349,700
Wilson Greatbatch Technologies, Inc.* (Electrical Components & Equipment)	15,600	349,752
Wolverine Tube, Inc.* (Metal Fabricate/Hardware)	10,800	139,428
Woodward Governor Co. (Electronics)	8,400	601,524
Yellow Roadway Corp.* (Transportation)	34,799	1,938,652
Zale Corp.* (Retail)	37,200	1,111,165
Zenith National Insurance Corp. (Insurance)	13,200	657,888

TOTAL COMMON STOCKS (Cost $163,569,183)		188,676,258

TOTAL INVESTMENT SECURITIES (Cost $163,569,183)—100.4%		188,676,258
Net other assets (liabilities)—(0.4%)		(755,605)

NET ASSETS—100.0%		$187,920,653

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $130,420)	2	$4,562

*	Non-income producing security

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of December 31,2004:

Industry	Percentage of Net Assets
Aerospace/Defense	2.2%
Agriculture	0.1%
Airlines	0.7%
Apparel	1.0%
Auto Parts & Equipment	0.4%
Banks	6.2%
Biotechnology	0.4%
Building Materials	1.4%
Chemicals	1.8%
Commercial Services	3.7%
Computers	1.1%
Distribution/Wholesale	2.5%
Diversified Financial Services	1.1%
Electric	2.5%
Electrical Components & Equipment	1.2%
Electronics	5.1%
Engineering & Construction	1.5%
Entertainment	0.3%
Environmental Control	1.6%
Food	2.7%
Forest Products & Paper	0.9%
Gas	4.0%
Hand/Machine Tools	0.3%
Healthcare—Products	2.2%
Healthcare—Services	2.2%
Home Builders	2.3%
Home Furnishings	0.5%
Household Products/Wares	0.3%

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2004

Industry	Percentage of Net Assets
Housewares	0.3%
Insurance	3.7%
Internet	0.7%
Iron/Steel	1.4%
Leisure Time	0.6%
Lodging	0.8%
Machinery—Construction & Mining	0.1%
Machinery—Diversified	2.5%
Media	0.1%
Metal Fabricate/Hardware	2.7%
Mining	0.6%
Miscellaneous Manufacturing	2.3%
Office/Business Equipment	0.2%
Oil & Gas	1.2%
Oil & Gas Services	2.1%
Packaging & Containers	0.2%

Industry	Percentage of Net Assets
Pharmaceuticals	1.4%
Real Estate Investment Trust	4.4%
Retail	8.9%
Savings & Loans	4.4%
Semiconductors	3.8%
Software	1.5%
Storage/Warehousing	0.2%
Telecommunications	2.5%
Textiles	0.4%
Toys/Games/Hobbies	0.4%
Transportation	2.6%
Water	0.2%
Other**	(0.4)%

**	Including debt securities, repurchase agreements, options purchased and other net assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (100.0%)
	Shares	Value
Aaron Rents, Inc. (Commercial Services)	27,762	$694,050
Acuity Brands, Inc. (Miscellaneous Manufacturing)	23,796	756,713
Administaff, Inc.* (Commercial Services)	14,542	183,375
Advanced Medical Optics, Inc.* (Healthcare—Products)	19,830	815,806
ADVO, Inc. (Advertising)	17,187	612,717
Altiris, Inc.* (Software)	14,542	515,223
AMCOL International Corp. (Mining)	15,864	318,708
Amedisys, Inc.* (Healthcare—Services)	7,932	256,917
American Healthways, Inc.* (Healthcare—Services)	18,508	611,504
American Medical Systems Holdings, Inc.* (Healthcare—Products)	18,508	773,819
AMERIGROUP Corp.* (Healthcare—Services)	14,542	1,100,248
AmSurg Corp.* (Healthcare—Services)	15,864	468,623
ANSYS, Inc.* (Software)	17,186	550,983
Applied Signal Technology, Inc. (Telecommunications)	6,610	233,003
Arbitron, Inc.* (Commercial Services)	17,186	673,347
Arctic Cat, Inc. (Leisure Time)	11,898	315,535
Argosy Gaming Co.* (Entertainment)	15,864	740,849
Armor Holdings, Inc.* (Aerospace/Defense)	18,508	870,247
Artesyn Technologies, Inc.* (Electrical Components & Equipment)	22,474	253,956
ArthroCare Corp.* (Healthcare—Products)	13,220	423,833
ATMI, Inc.* (Semiconductors)	17,186	387,201
Atwood Oceanics, Inc.* (Oil & Gas)	7,932	413,257
Avid Technology, Inc.* (Software)	18,508	1,142,869
Baldor Electric Co. (Hand/Machine Tools)	18,508	509,525
Bally Total Fitness Holding Corp.* (Leisure Time)	18,508	78,474
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	33,050	657,695
BEI Technologies, Inc. (Electronics)	7,932	244,940
Biolase Technology, Inc. (Healthcare—Products)	13,220	143,701
Biosite Diagnostics, Inc.* (Healthcare—Products)	9,254	569,491
Brady Corp.—Class A (Electronics)	13,220	827,175
Cabot Oil & Gas Corp. (Oil & Gas)	18,508	818,979
CACI International, Inc.—Class A* (Computers)	15,864	1,080,814
Cal Dive International, Inc.* (Oil & Gas Services)	21,152	861,945
CARBO Ceramics, Inc. (Oil & Gas Services)	9,254	638,526
Carreker Corp.* (Computers)	13,220	113,692
Catapult Communications Corp.* (Computers)	7,932	191,637
CEC Entertainment, Inc.* (Retail)	19,830	792,604
Centene Corp.* (Healthcare—Services)	23,796	674,617
Ceradyne, Inc.* (Miscellaneous Manufacturing)	9,254	529,421
Cerner Corp.* (Software)	19,830	1,054,361
Champion Enterprises, Inc.* (Home Builders)	39,660	468,781
Christopher & Banks Corp. (Retail)	19,830	365,864
Cimarex Energy Co.* (Oil & Gas)	23,796	901,868
Clarcor, Inc. (Miscellaneous Manufacturing)	14,542	796,465
Cleveland-Cliffs, Inc. (Iron/Steel)	6,610	686,515
Cognex Corp. (Machinery—Diversified)	25,118	700,792
Coinstar, Inc.* (Commercial Services)	13,220	354,693
Commonwealth Telephone Enterprises, Inc.* (Telecommunications)	11,898	590,855
Cooper Companies, Inc. (Healthcare—Products)	18,508	1,306,480
Cost Plus, Inc.* (Retail)	11,898	382,283
CPI Corp. (Commercial Services)	3,966	53,898
CryoLife, Inc.* (Biotechnology)	13,220	93,465
Cuno, Inc.* (Miscellaneous Manufacturing)	9,254	549,688

Common Stocks, continued
	Shares	Value
Cyberonics, Inc.* (Healthcare—Products)	13,220	$273,918
Daktronics, Inc.* (Electronics)	10,576	263,237
Delta & Pine Land Co. (Agriculture)	21,152	577,027
Deltic Timber Corp. (Forest Products & Paper)	6,610	280,595
Dendrite International, Inc.* (Software)	23,796	461,642
Diagnostic Products Corp. (Healthcare—Products)	15,864	873,313
Digi International, Inc.* (Software)	11,898	204,527
Dionex Corp.* (Electronics)	11,898	674,260
East-West Bancorp, Inc. (Banks)	29,084	1,220,365
EDO Corp. (Aerospace/Defense)	10,576	335,788
eFunds Corp.* (Software)	27,762	666,566
EGL, Inc.* (Transportation)	29,084	869,321
Electronics Boutique Holdings Corp.* (Retail)	13,220	567,667
ElkCorp (Building Materials)	10,576	361,911
Energen Corp. (Gas)	19,830	1,168,978
Engineered Support Systems, Inc. (Aerospace/Defense)	14,542	861,177
Enzo Biochem, Inc.* (Biotechnology)	18,508	360,351
Essex Property Trust, Inc. (Real Estate Investment Trust)	13,220	1,107,836
Ethan Allen Interiors, Inc. (Home Furnishings)	19,830	793,597
FactSet Research Systems, Inc. (Computers)	17,186	1,004,350
Filenet Corp.* (Software)	22,474	578,930
First BanCorp (Banks)	22,474	1,427,323
First Midwest Bancorp, Inc. (Banks)	26,440	959,508
Fleetwood Enterprises, Inc.* (Home Builders)	30,406	409,265
FLIR Systems, Inc.* (Electronics)	18,508	1,180,626
Florida Rock Industries, Inc. (Building Materials)	23,796	1,416,576
Forward Air Corp.* (Transportation)	11,898	531,841
Fossil, Inc.* (Household Products/Wares)	39,660	1,016,883
Frontier Oil Corp. (Oil & Gas)	14,542	387,690
GenCorp, Inc. (Aerospace/Defense)	29,084	540,090
Genesco, Inc.* (Retail)	11,898	370,504
Georgia Gulf Corp. (Chemicals)	18,508	921,698
Global Imaging Systems, Inc.* (Office/Business Equipment)	13,220	522,190
Global Payments, Inc. (Software)	21,152	1,238,239
Guitar Center, Inc.* (Retail)	14,542	766,218
Haemonetics Corp.* (Healthcare—Products)	14,542	526,566
Harland (John H.) Co. (Household Products/Wares)	15,864	572,690
Harmonic, Inc.* (Telecommunications)	39,660	330,764
Headwaters, Inc.* (Energy—Alternate Sources)	18,508	527,478
Heartland Express, Inc. (Transportation)	42,304	950,571
Heidrick & Struggles International, Inc.* (Commercial Services)	10,576	362,440
Helix Technology Corp. (Semiconductors)	14,542	252,885
Hibbett Sporting Goods, Inc.* (Retail)	13,220	351,784
Hilb, Rogal, & Hamilton Co. (Insurance)	19,830	718,639
Hologic, Inc.* (Healthcare—Products)	11,898	326,838
Hot Topic, Inc.* (Retail)	26,440	454,504
Hudson United Bancorp (Banks)	25,118	989,147
Hydril Co.* (Oil & Gas Services)	13,220	601,642
Hyperion Solutions Corp.* (Software)	21,152	986,106
IDEX Corp. (Machinery—Diversified)	27,762	1,124,361
IDEXX Laboratories, Inc.* (Healthcare—Products)	18,508	1,010,352
IHOP Corp. (Retail)	10,576	443,029
Immucor, Inc.* (Healthcare—Products)	25,118	590,524
Integra LifeSciences Holdings* (Biotechnology)	15,864	585,858

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Inter-Tel, Inc. (Software)	14,542	$398,160
Interface, Inc.—Class A* (Office Furnishings)	29,084	289,967
Intermagnetics General Corp.* (Electrical Components & Equipment)	14,542	369,512
Internet Security Systems, Inc.* (Internet)	25,118	583,994
J2 Global Communications, Inc.* (Internet)	13,220	456,090
JLG Industries, Inc. (Machinery—Construction & Mining)	25,118	493,066
K-Swiss, Inc.—Class A (Apparel)	18,508	538,953
Kaydon Corp. (Metal Fabricate/Hardware)	15,864	523,829
Keithley Instruments, Inc. (Electronics)	9,254	182,304
Kensey Nash Corp.* (Healthcare—Products)	6,610	228,243
Kilroy Realty Corp. (Real Estate Investment Trust)	15,864	678,186
Kirby Corp.* (Transportation)	13,220	586,704
Knight Transportation, Inc. (Transportation)	31,728	786,854
Kronos, Inc.* (Computers)	17,186	878,720
Kulicke & Soffa Industries, Inc.* (Semiconductors)	29,084	250,704
LabOne, Inc.* (Healthcare—Services)	9,254	296,498
Labor Ready, Inc.* (Commercial Services)	23,796	402,628
Lance, Inc. (Food)	15,864	301,892
Landstar System, Inc.* (Transportation)	17,186	1,265,576
Lawson Products, Inc. (Metal Fabricate/Hardware)	5,288	266,674
LCA-Vision, Inc. (Healthcare—Products)	15,864	371,059
Lindsay Manufacturing Co. (Machinery—Diversified)	6,610	171,067
Littelfuse, Inc.* (Electrical Components & Equipment)	11,898	406,436
Lone Star Technologies, Inc.* (Oil & Gas Services)	15,864	530,809
Macdermid, Inc. (Chemicals)	17,186	620,415
Manhattan Associates, Inc.* (Computers)	17,186	410,402
Manitowoc Co. (Machinery—Diversified)	15,864	597,280
ManTech International Corp.—Class A* (Software)	18,508	439,380
Massey Energy Co. (Coal)	42,304	1,478,525
Medicis Pharmaceutical Corp. (Pharmaceuticals)	30,406	1,067,555
Mentor Corp. (Healthcare—Products)	23,796	802,877
Mercury Computer Systems, Inc.* (Computers)	11,898	353,133
Merit Medical Systems, Inc.* (Healthcare—Products)	14,542	222,202
Meritage Homes Corp.* (Home Builders)	6,610	744,947
MGI Pharma, Inc.* (Pharmaceuticals)	39,660	1,110,876
Micros Systems, Inc.* (Computers)	10,576	825,563
Microsemi Corp.* (Semiconductors)	33,050	573,748
Midas, Inc.* (Commercial Services)	9,254	185,080
Milacron, Inc.* (Hand/Machine Tools)	26,439	89,628
MTS Systems Corp. (Computers)	11,898	402,271
Napster, Inc.* (Software)	19,830	186,402
Nara Bancorp, Inc. (Banks)	13,220	281,189
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	7,932	161,496
NBTY, Inc.* (Pharmaceuticals)	37,016	888,754
Neenah Paper, Inc.* (Forest Products & Paper)	7,932	258,583
New Century Financial Corp. (Real Estate Investment Trust)	30,406	1,943,247
New Jersey Resources Corp. (Gas)	15,864	687,546
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	13,220	225,533
NVR, Inc.* (Home Builders)	3,966	3,051,441
Odyssey Healthcare, Inc.* (Healthcare—Services)	19,830	271,274

Common Stocks, continued
	Shares	Value
Omnova Solutions, Inc.* (Chemicals)	22,474	$126,304
OshKosh B’Gosh, Inc.—Class A (Apparel)	6,610	141,454
Oshkosh Truck Corp. (Auto Manufacturers)	19,830	1,355,975
Oxford Industries, Inc. (Apparel)	9,254	382,190
P.F. Chang’s China Bistro, Inc.* (Retail)	14,542	819,441
Panera Bread Co.* (Retail)	17,186	692,940
Papa John’s International, Inc.* (Retail)	9,254	318,708
Patina Oil & Gas Corp. (Oil & Gas)	39,660	1,487,250
Petroleum Development* (Oil & Gas)	9,254	356,927
Pharmaceutical Product Development, Inc.* (Commercial Services)	31,728	1,310,048
Philadelphia Consolidated Holding Corp.* (Insurance)	11,898	786,934
Phillips-Van Heusen Corp. (Apparel)	17,186	464,022
Polaris Industries, Inc. (Leisure Time)	23,796	1,618,605
PolyMedica Corp. (Healthcare—Products)	15,864	591,569
Possis Medical, Inc.* (Healthcare—Products)	10,576	142,564
Power Integrations, Inc.* (Semiconductors)	17,186	339,939
PrivateBancorp, Inc. (Banks)	11,898	383,473
Progress Software Corp.* (Software)	19,830	463,031
Quiksilver, Inc.* (Apparel)	31,728	945,177
Ralcorp Holdings, Inc. (Food)	15,864	665,178
RARE Hospitality International, Inc.* (Retail)	18,508	589,665
Rayovac Corp.* (Electrical Components & Equipment)	19,830	606,005
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	30,406	280,039
Remington Oil & Gas Corp.* (Oil & Gas)	15,864	432,294
Republic Bancorp, Inc. (Banks)	39,660	606,005
ResMed, Inc.* (Healthcare—Products)	18,508	945,759
Respironics, Inc.* (Healthcare—Products)	19,830	1,077,959
Rogers Corp.* (Electronics)	9,254	398,847
Roper Industries, Inc. (Miscellaneous Manufacturing)	23,796	1,446,083
Sanderson Farms, Inc. (Food)	10,576	457,729
ScanSource, Inc.* (Distribution/Wholesale)	6,610	410,878
SCP Pool Corp. (Distribution/Wholesale)	29,084	927,779
Select Comfort Corp.* (Retail)	21,152	379,467
SERENA Software, Inc.* (Software)	23,796	514,945
SFBC International, Inc.* (Commercial services)	7,932	313,314
Shuffle Master, Inc.* (Entertainment)	13,220	622,662
Sierra Health Services, Inc.* (Healthcare—Services)	14,542	801,410
Simpson Manufacturing Co., Inc. (Building Materials)	26,440	922,756
Sonic Corp.* (Retail)	33,050	1,008,024
Sonic Solutions* (Electronics)	13,220	296,657
Southwest Bancorporation of Texas, Inc. (Banks)	39,660	923,681
Southwestern Energy Co.* (Oil & Gas)	19,830	1,005,183
St. Mary Land & Exploration Co. (Oil & Gas)	15,864	662,163
StarTek, Inc. (Commercial Services)	7,932	225,665
Stein Mart, Inc.* (Retail)	23,796	405,960
Supertex, Inc.* (Semiconductors)	6,610	143,437
SurModics, Inc.* (Healthcare—Products)	9,254	300,848
Sybron Dental Special, Inc.* (Healthcare—Products)	21,152	748,358
Synaptics, Inc.* (Computers)	14,542	444,694
Take-Two Interactive Software, Inc.* (Software)	25,118	873,855
TALX Corp. (Computers)	7,932	204,566
Teledyne Technologies, Inc.* (Aerospace/Defense)	18,508	544,690

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
TETRA Technologies, Inc.* (Oil & Gas Services)	11,898	$336,713
The Cato Corp.—Class A (Retail)	11,898	342,900
The Children’s Place Retail Stores, Inc.* (Retail)	14,542	538,490
The Nautilus Group, Inc. (Leisure Time)	18,508	447,338
Thomas Nelson, Inc. (Media)	7,932	179,263
Too, Inc.* (Retail)	19,830	485,042
Toro Co. (Housewares)	13,220	1,075,447
Tractor Supply Co.* (Retail)	21,152	787,066
Triarc Companies, Inc. (Retail)	35,694	437,608
Trimble Navigation, Ltd.* (Electronics)	29,084	960,935
TrustCo Bank Corp. NY (Banks)	40,982	565,142
UCBH Holdings, Inc. (Banks)	25,118	1,150,907
Unit Corp.* (Oil & Gas)	25,118	959,759
United Bankshares, Inc. (Banks)	23,796	907,817
United Natural Foods, Inc.* (Food)	22,474	698,941
Vertrue, Inc.* (Commercial Services)	5,288	199,728
ViaSat, Inc.* (Telecommunications)	14,542	352,934
Vintage Petroleum, Inc. (Oil & Gas)	37,016	839,893
Wabash National Corp.* (Auto Manufacturers)	17,186	462,819
Watson Wyatt & Company Holdings (Commercial Services)	18,508	498,791
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	29,084	519,440
WD-40 Co. (Household Products/Wares)	9,254	262,906
WebEx Communications, Inc.* (Internet)	25,118	597,306
Websense, Inc.* (Internet)	13,220	670,518
Winnebago Industries, Inc. (Home Builders)	18,508	722,922
Wintrust Financial Corp. (Banks)	11,898	677,710
WMS Industries, Inc.* (Leisure Time)	17,186	576,418
Wolverine World Wide, Inc. (Apparel)	21,152	664,596
World Acceptance Corp.* (Diversified Financial Services)	10,576	290,946
X-Rite, Inc. (Electronics)	11,898	190,487

TOTAL COMMON STOCKS (Cost $130,338,742)		146,503,372

Repurchase Agreements (0.2%)
	Principal Amount
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $277,035 (Collateralized by $283,000 Federal Home Loan Bank, 2.43%, 1/13/05, market value $282,751)	$277,000	277,000

TOTAL REPURCHASE AGREEMENTS (Cost $277,000)		277,000

TOTAL INVESTMENT SECURITIES (Cost $130,615,742)—100.2%		146,780,372
Net other assets (liabilities)—(0.2%)		(229,517)

NET ASSETS—100.0%		$146,550,855

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $130,420)	2	$4,562

*	Non-income producing security

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.4%
Aerospace/Defense	2.2%
Agriculture	0.4%
Apparel	2.1%
Auto Manufacturers	1.2%
Banks	7.0%
Biotechnology	0.9%
Building Materials	1.8%
Chemicals	1.1%
Coal	1.0%
Commercial Services	3.7%
Computers	4.0%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.2%
Electrical Components & Equipment	1.1%
Electronics	3.6%
Energy—Alternate Sources	0.4%
Entertainment	0.9%
Food	1.4%
Forest Products & Paper	0.7%
Gas	1.3%
Hand/Machine Tools	0.4%
Healthcare—Products	9.0%
Healthcare—Services	3.1%
Home Builders	3.7%
Home Furnishings	0.5%
Household Products/Wares	1.3%
Housewares	0.7%
Insurance	1.0%
Internet	1.6%
Iron/Steel	0.5%
Leisure Time	2.1%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	1.8%
Media	0.1%
Metal Fabricate/Hardware	0.5%
Mining	0.2%
Miscellaneous Manufacturing	2.8%
Office Furnishings	0.2%
Office/Business Equipment	0.4%
Oil & Gas	5.6%
Oil & Gas Services	2.0%
Pharmaceuticals	2.4%
Real Estate Investment Trust	2.5%
Retail	7.8%
Savings & Loans	0.4%
Semiconductors	1.3%
Software	7.1%
Telecommunications	1.0%
Transportation	3.4%

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.4%)
	Shares	Value
Alcatel SAADR* (Telecommunications)	75,400	$1,178,502
Alcon, Inc. (Healthcare—Products)	15,600	1,257,360
ASM Lithography Holding N.V.* (Semiconductors)	61,100	972,101
AstraZeneca PLCADR (Pharmaceuticals)	40,950	1,490,171
Autoliv, Inc. (Auto Parts & Equipment)	20,800	1,004,640
Aventis SAADR (Pharmaceuticals)	22,100	2,075,190
BP Amoco PLCADR (Oil & Gas)	67,600	3,947,839
DaimlerChrysler AG (Auto Manufacturers)	33,150	1,592,858
Diageo PLCADR (Beverages)	26,000	1,504,880
Elan Corp. PLCADR* (Pharmaceuticals)	44,200	1,204,450
Ericsson (LM) Telephone Co.ADR* (Telecommunications)	55,250	1,739,823
Flamel TechnologiesADR* (Pharmaceuticals)	31,850	620,757
GlaxoSmithKline PLCADR (Pharmaceuticals)	61,750	2,926,332
HSBC Holdings PLCADR (Banks)	42,250	3,597,165
Infineon TechnologiesADR* (Semiconductors)	76,700	836,030
Koninklijke (Royal) Philips Electronics NVADR (Electronics)	50,050	1,326,325
Nokia OYJADR (Telecommunications)	128,050	2,006,544
Novartis AGADR (Pharmaceuticals)	57,850	2,923,738
Rio Tinto PLC (Mining)	13,000	1,549,730
Royal Dutch Petroleum Co.ADR (Oil & Gas)	46,800	2,685,384
Ryanair Holdings PLCADR* (Airlines)	27,300	1,112,475
SAP AGADR (Software)	40,300	1,781,663
Shell Transport & Trading Co.ADR (Oil & Gas)	42,250	2,171,650
Siemens AGADR (Miscellaneous Manufacturing)	24,050	2,036,314
STMicroelectronics NVADR (Semiconductors)	51,350	992,082
Total Fina SAADR (Oil & Gas)	27,300	2,998,632
UBS AG (Banks)	28,600	2,397,824
Unilever NVADR (Food)	20,800	1,387,568
Vodafone Group PLCADR (Telecommunications)	130,000	3,559,399
Willis Group Holdings, Ltd. (Insurance)	25,350	1,043,660

TOTAL COMMON STOCKS (Cost $50,647,276)		55,921,086

Repurchase Agreements (3.3%)
	Principal Amount
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $1,837,229 (Collateralized by $1,875,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $1,874,364)	$1,837,000	1,837,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,837,000)		1,837,000

TOTAL INVESTMENT SECURITIES (Cost $52,484,276)—102.7%		57,758,086
Net other assets (liabilities)—(2.7%)		(1,509,548)

NET ASSETS—100.0%		$56,248,538

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $2,729,925)	9	$58,684

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $2,427,000)	40	$907

*	Non-income producing security
ADR	American Depository Receipt

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Airlines	2.0%
Auto Manufacturers	2.8%
Auto Parts & Equipment	1.8%
Banks	10.7%
Beverages	2.7%
Electronics	2.4%
Food	2.5%
Healthcare—Products	2.2%
Insurance	1.9%
Mining	2.8%
Miscellaneous Manufacturing	3.6%
Oil & Gas	20.9%
Pharmaceuticals	19.9%
Semiconductors	5.0%
Software	3.2%
Telecommunications	15.0%
Other**	0.6%

Europe 30 ProFund invested, as a percentage of net assets, in the following countries, as of December 31, 2004:

Country	Percentage of Net Assets
Finland	3.6%
France	12.2%
Germany	12.9%
Ireland	4.1%
Netherlands	11.3%
Sweden	3.1%
Switzerland	13.5%
United Kingdom	38.7%
United States**	0.6%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments December 31, 2004

Common Stocks (87.6%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.5%	11,088	$909,992
Abbott Laboratories (Pharmaceuticals)	0.6%	22,176	1,034,510
Altria Group, Inc. (Agriculture)	1.0%	29,106	1,778,377
American Express Co. (Diversified Financial Services)	0.6%	18,018	1,015,675
American International Group, Inc. (Insurance)	1.3%	36,960	2,427,163
Amgen, Inc.* (Biotechnology)	0.6%	17,941	1,150,915
Bank of America Corp. (Banks)	1.5%	57,750	2,713,673
ChevronTexaco Corp. (Oil & Gas)	0.9%	30,261	1,589,005
Cisco Systems, Inc.* (Telecommunications)	1.0%	95,942	1,851,680
Citigroup, Inc. (Diversified Financial Services)	2.0%	73,535	3,542,916
Coca-Cola Co. (Beverages)	0.8%	34,419	1,432,863
Comcast Corp.—Special Class A* (Media)	0.6%	31,724	1,055,775
ConocoPhillips (Oil & Gas)	0.5%	9,779	849,111
Dell, Inc.* (Computers)	0.8%	35,420	1,492,599
eBay, Inc.* (Internet)	0.6%	9,394	1,092,334
Eli Lilly & Co. (Pharmaceuticals)	0.5%	16,016	908,908
Exxon Mobil Corp. (Oil & Gas)	2.6%	92,323	4,732,477
Fannie Mae (Diversified Financial Services)	0.5%	13,706	976,004
General Electric Co. (Miscellaneous Manufacturing)	3.0%	149,842	5,469,233
Hewlett-Packard Co. (Computers)	0.5%	42,889	899,382
Home Depot, Inc. (Retail)	0.7%	31,185	1,332,847
Intel Corp. (Semiconductors)	1.2%	91,014	2,128,817
International Business Machines Corp. (Computers)	1.3%	23,793	2,345,514
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.1%	50,589	1,973,477
Johnson & Johnson (Healthcare—Products)	1.5%	42,119	2,671,187
Medtronic, Inc. (Healthcare—Products)	0.5%	17,171	852,884
Merck & Co., Inc. (Pharmaceuticals)	0.6%	31,493	1,012,185
Microsoft Corp. (Software)	2.3%	154,308	4,121,567
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.5%	15,554	863,558
Oracle Corp.* (Software)	0.6%	73,381	1,006,787
PepsiCo, Inc. (Beverages)	0.7%	24,024	1,254,053
Pfizer, Inc. (Pharmaceuticals)	1.6%	107,184	2,882,178
Procter & Gamble Co. (Cosmetics/Personal Care)	1.1%	36,113	1,989,104
Qualcomm, Inc. (Telecommunications)	0.5%	23,100	979,440
SBC Communications, Inc. (Telecommunications)	0.7%	47,047	1,212,401
Time Warner, Inc.* (Media)	0.7%	64,911	1,261,870
Tyco International, Ltd. (Miscellaneous Manufacturing)	0.6%	28,490	1,018,233
U.S. Bancorp (Banks)	0.5%	26,642	834,427
United Parcel Service, Inc.— Class B (Transportation)	0.8%	15,939	1,362,147

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
United Technologies Corp. (Aerospace/Defense)	0.4%	7,238	$748,047
UnitedHealth Group, Inc. (Healthcare—Services)	0.5%	9,471	833,732
Verizon Communications, Inc. (Telecommunications)	0.9%	39,270	1,590,828
Viacom, Inc.—Class B (Media)	0.5%	24,640	896,650
Wachovia Corp. (Banks)	0.6%	22,031	1,158,831
Wal-Mart Stores, Inc. (Retail)	1.8%	60,214	3,180,503
Walt Disney Co. (Media)	0.4%	29,183	811,287
Wells Fargo & Co. (Banks)	0.8%	23,947	1,488,306
Wyeth (Pharmaceuticals)	0.4%	18,942	806,740
Other Common Stocks	43.4%	2,336,088	79,304,935

TOTAL COMMON STOCKS (Cost $121,038,607)			158,845,127

Options Purchased (9.3%)
	Contracts	Value
S&P 500 Futures Call Option expiring March 2005 @ $650	120	$16,899,000

TOTAL OPTIONS PURCHASED (Cost $16,200,540)		16,899,000

Repurchase Agreements (4.1%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $7,379,922 (Collateralized by $8,313,000 Federal National Mortgage Association, 3.37%, 10/5/07, market value $7,527,542)	$7,379,000	7,379,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,379,000)		7,379,000

Rights/Warrants(NM)
	Shares
Other Securities	14,324	22,632

TOTAL RIGHTS/WARRANTS (Cost $0)		22,632

TOTAL INVESTMENT SECURITIES (Cost $144,618,147)—101.0%		183,145,759
Net other assets (liabilities)—(1.0%)		(1,740,624)

NET ASSETS—100.0%		$181,405,135

*	Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $145,292,675)	479	$3,893,322

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments December 31, 2004

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/05 (Underlying notional amount at value $11,980,809)	9,886	$69,326
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/31/05 (Underlying notional amount at value $11,341,133)	9,358	65,535

**	$2,500,000 of the market value of this security is held as collateral with the custodian for swap agreements.

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.2%
Aerospace/Defense	1.5%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.0%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.8%
Computers	3.8%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.7%
Electric	2.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.1%
Hand/Machine Tools	0.1%

Industry	Percentage of Net Assets
Healthcare—Products	3.2%
Healthcare—Services	1.3%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.0%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.3%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.3%
Media	3.4%
Mining	0.5%
Miscellaneous Manufacturer	5.3%
Office/Business Equipment	0.2%
Oil & Gas	5.4%
Oil & Gas Services	0.6%
Packaging & Containers	0.1%
Pharmaceuticals	5.3%
Pipelines	0.2%
Real Estate Investment Trust	0.4%
Retail	6.2%
Savings & Loans	0.5%
Semiconductors	2.7%
Software	4.3%
Telecommunications	5.3%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other***	12.4%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

This Summary Schedule of Portfolio Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (90.4%)
	Shares	Value
3Com Corp.* (Telecommunications)	32,240	$134,441
99 Cents Only Stores* (Retail)	5,642	91,175
Abercrombie & Fitch Co.—Class A (Retail)	8,060	378,417
Activision, Inc.* (Software)	11,284	227,711
Acxiom Corp. (Software)	7,254	190,780
Adesa, Inc. (Commercial Services)	8,060	171,033
ADTRAN, Inc. (Telecommunications)	6,448	123,415
Advance Auto Parts, Inc.* (Retail)	6,448	281,649
Advent Software, Inc.* (Software)	2,418	49,521
Aeropostale, Inc.* (Retail)	4,836	142,323
AGCO Corp.* (Machinery—Diversified)	7,254	158,790
AGL Resources, Inc. (Gas)	5,642	187,540
Airgas, Inc. (Chemicals)	6,448	170,936
AirTran Holdings, Inc.* (Airlines)	7,254	77,618
Alaska Air Group, Inc.* (Airlines)	2,418	80,979
Albemarle Corp. (Chemicals)	3,224	124,801
Alexander & Baldwin, Inc. (Transportation)	3,224	136,762
Alliance Data Systems Corp.* (Commercial Services)	6,448	306,151
Alliant Energy Corp. (Electric)	9,672	276,619
Alliant Techsystems, Inc.* (Aerospace/Defense)	3,224	210,785
Allmerica Financial Corp.* (Insurance)	4,030	132,305
AMB Property Corp. (Real Estate Investment Trust)	6,448	260,435
American Eagle Outfitters, Inc. (Retail)	5,642	265,738
American Financial Group, Inc. (Insurance)	6,448	201,887
American Greetings Corp.—Class A (Household Products/Wares)	5,642	143,025
AmeriCredit Corp.* (Diversified Financial Services)	12,896	315,307
Amerus Group Co. (Insurance)	3,224	146,047
Ametek, Inc. (Electrical Components & Equipment)	5,642	201,250
Amphenol Corp.—Class A* (Electronics)	7,254	266,513
AnnTaylor Stores Corp.* (Retail)	5,642	121,472
Applebee’s International, Inc. (Retail)	6,448	170,550
Apria Healthcare Group, Inc.* (Healthcare—Services)	4,030	132,789
Aqua America, Inc. (Water)	8,060	198,195
Aquila, Inc.* (Electric)	19,344	71,379
Arch Coal, Inc. (Coal)	4,836	171,871
Arrow Electronics, Inc.* (Electronics)	9,672	235,030
Arthur J. Gallagher & Co. (Insurance)	7,254	235,755
ArvinMentor, Inc. (Auto Parts & Equipment)	5,642	126,212
Ascential Software Corp.* (Software)	4,836	78,875
Associated Banc-Corp. (Banks)	8,866	294,440
Astoria Financial Corp. (Savings & Loans)	6,448	257,727
Atmel Corp.* (Semiconductors)	39,494	154,816
Avnet, Inc.* (Electronics)	9,672	176,417
Avocent Corp.* (Internet)	4,030	163,296
Bandag, Inc. (Auto Parts & Equipment)	1,612	80,294
Bank of Hawaii Corp. (Banks)	4,030	204,482
Banknorth Group, Inc. (Banks)	14,508	530,993
Banta Corp. (Commercial Services)	2,418	108,230
Barnes & Noble, Inc.* (Retail)	5,642	182,067
Barr Laboratories, Inc.* (Pharmaceuticals)	8,866	403,758
Beckman Coulter, Inc. (Healthcare—Products)	4,836	323,964
Belo Corp.—Class A (Media)	9,672	253,793
BJ’s Wholesale Club, Inc.* (Retail)	5,642	164,351
Black Hills Corp. (Electric)	2,418	74,184
Blyth, Inc. (Household Products/Wares)	3,224	95,301
Bob Evans Farms, Inc. (Retail)	3,224	84,275
Borders Group, Inc. (Retail)	6,448	163,779

Common Stocks, continued
	Shares	Value
BorgWarner, Inc. (Auto Parts & Equipment)	4,836	$261,966
Bowater, Inc. (Forest Products & Paper)	4,836	212,640
Boyd Gaming Corp. (Lodging)	7,254	302,129
Brink’s Co. (Miscellaneous Manufacturing)	4,836	191,119
Brinker International, Inc.* (Retail)	8,060	282,664
Brown & Brown, Inc. (Insurance)	5,642	245,709
C.H. Robinson Worldwide, Inc. (Transportation)	7,254	402,742
Cabot Corp. (Chemicals)	4,836	187,056
Cabot Microelectronics Corp.* (Chemicals)	2,418	96,841
Cadence Design Systems, Inc.* (Computers)	22,568	311,664
Caesars Entertainment, Inc.* (Lodging)	25,792	519,451
Callaway Golf Co. (Leisure Time)	6,448	87,048
Career Education Corp.* (Commercial Services)	8,866	354,641
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,418	156,977
Carmax, Inc.* (Retail)	8,866	275,289
Catalina Marketing Corp. (Advertising)	4,030	119,409
CBRL Group, Inc. (Retail)	4,030	168,656
CDW Corp. (Distribution/Wholesale)	7,254	481,303
Cephalon, Inc.* (Pharmaceuticals)	4,836	246,056
Ceridian Corp.* (Computers)	12,090	221,005
Certegy, Inc. (Software)	5,642	200,460
Charles River Laboratories International, Inc.* (Biotechnology)	4,030	185,420
CheckFree Corp.* (Internet)	7,254	276,232
Cheesecake Factory, Inc.* (Retail)	4,030	130,854
Chico’s FAS, Inc.* (Retail)	7,254	330,275
Choicepoint, Inc.* (Commercial Services)	7,254	333,611
Church & Dwight, Inc. (Household Products/Wares)	4,836	162,586
Cincinnati Bell, Inc.* (Telecommunications)	20,150	83,623
City National Corp. (Banks)	4,030	284,720
Claire’s Stores, Inc. (Retail)	8,060	171,275
CNF, Inc. (Transportation)	4,030	201,903
Cognizant Technology Solutions Corp.* (Computers)	10,478	443,535
Colonial BancGroup, Inc. (Banks)	11,284	239,559
Commerce Bancorp, Inc. (Banks)	6,448	415,251
Commscope, Inc.* (Telecommunications)	4,836	91,400
Community Health Systems, Inc.* (Healthcare—Services)	8,060	224,713
Constellation Brands, Inc.* (Beverages)	8,866	412,358
Cooper Cameron Corp.* (Oil & Gas Services)	4,836	260,225
Copart, Inc.* (Retail)	7,254	190,925
Corinthian Colleges, Inc.* (Commercial Services)	7,254	136,702
Covance, Inc.* (Healthcare—Services)	4,836	187,395
Coventry Health Care, Inc.* (Healthcare—Services)	7,254	385,042
Crane Co. (Miscellaneous Manufacturing)	4,836	139,470
Credence Systems Corp.* (Semiconductors)	8,060	73,749
Cree Research, Inc.* (Semiconductors)	6,448	258,436
Crompton Corp. (Chemicals)	9,672	114,130
CSG Systems International, Inc.* (Software)	4,030	75,361
Cullen/Frost Bankers, Inc. (Banks)	4,030	195,858
Cypress Semiconductors Corp.* (Semiconductors)	10,478	122,907
Cytec Industries, Inc. (Chemicals)	3,224	165,778
CYTYC Corp.* (Healthcare—Products)	8,866	244,436
D.R. Horton, Inc. (Home Builders)	19,344	779,757
Dean Foods Co.* (Food)	12,896	424,923
Deluxe Corp. (Commercial Services)	4,030	150,440
DENTSPLY International, Inc. (Healthcare—Products)	6,448	362,378

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Developers Diversified Realty Corp. (Real Estate Investment Trust)	8,060	$357,622
DeVry, Inc.* (Commercial Services)	5,642	97,945
Diebold, Inc. (Computers)	5,642	314,429
Dollar Tree Stores, Inc.* (Retail)	9,672	277,393
Donaldson Co., Inc. (Miscellaneous Manufacturing)	7,254	236,335
DPL, Inc. (Electric)	10,478	263,103
DST Systems, Inc.* (Computers)	7,254	378,078
Dun & Bradstreet Corp.* (Software)	5,642	336,546
Duquesne Light Holdings, Inc. (Electric)	6,448	121,545
Dycom Industries, Inc.* (Engineering & Construction)	4,030	122,996
Eaton Vance Corp. (Diversified Financial Services)	5,642	294,230
Education Management Corp.* (Commercial Services)	6,448	212,848
Edwards (A.G.), Inc. (Diversified Financial Services)	6,448	278,618
Edwards Lifesciences Corp.* (Healthcare—Products)	4,836	199,533
Emmis Communications Corp.* (Media)	4,836	92,803
Energizer Holdings, Inc.* (Electrical Components & Equipment)	6,448	320,401
Energy East Corp. (Electric)	12,090	322,561
Ensco International, Inc. (Oil & Gas)	12,896	409,319
Entercom Communications Corp.* (Media)	4,030	144,637
Equitable Resources, Inc. (Pipelines)	4,836	293,352
Everest Re Group, Ltd. (Insurance)	4,836	433,112
Expeditors International of Washington, Inc. (Transportation)	8,866	495,432
Fair Isaac Corp. (Software)	5,642	206,949
Fairchild Semiconductors International, Inc.* (Semiconductors)	9,672	157,267
Fastenal Co. (Distribution/Wholesale)	6,448	396,939
Federal Signal Corp. (Miscellaneous Manufacturing)	4,030	71,170
Ferro Corp. (Chemicals)	3,224	74,765
Fidelity National Financial, Inc. (Insurance)	14,508	662,579
First American Financial Corp. (Insurance)	7,254	254,906
First Health Group Corp.* (Commercial Services)	7,254	135,722
FirstMerit Corp. (Banks)	7,254	206,666
Flowserve Corp.* (Machinery—Diversified)	4,836	133,183
FMC Corp.* (Chemicals)	3,224	155,719
FMC Technologies, Inc.* (Oil & Gas Services)	5,642	181,672
Foot Locker, Inc. (Retail)	12,896	347,289
Forest Oil Corp.* (Oil & Gas)	4,836	153,398
Furniture Brands International, Inc. (Home Furnishings)	4,836	121,142
Gartner Group, Inc.* (Commercial Services)	8,866	110,470
GATX Corp. (Trucking & Leasing)	4,030	119,127
Gentex Corp. (Electronics)	6,448	238,705
Glatfelter (Forest Products & Paper)	3,224	49,263
Graco, Inc. (Machinery—Diversified)	5,641	210,691
Granite Construction, Inc. (Engineering & Construction)	3,224	85,758
Grant Prideco, Inc.* (Oil & Gas Services)	10,478	210,084
Great Plains Energy, Inc. (Electric)	6,448	195,245
Greater Bay Bancorp (Banks)	4,030	112,356
GTECH Holdings Corp. (Entertainment)	9,672	250,988
Hanover Compressor Co.* (Oil & Gas Services)	6,448	91,110
Harman International Industries, Inc. (Home Furnishings)	5,642	716,534

Common Stocks, continued
	Shares	Value
Harris Corp. (Telecommunications)	5,642	$348,619
Harsco Corp. (Miscellaneous Manufacturing)	3,224	179,706
Harte-Hanks, Inc. (Advertising)	7,254	188,459
Hawaiian Electric Industries, Inc. (Electric)	6,448	187,959
HCC Insurance Holdings, Inc. (Insurance)	5,642	186,863
Health Net, Inc.* (Healthcare—Services)	8,866	255,961
Helmerich & Payne, Inc. (Oil & Gas)	4,030	137,181
Henry Schein, Inc.* (Healthcare—Products)	3,224	224,519
Herman Miller, Inc. (Office/Business Equipment)	5,642	155,888
Hibernia Corp. (Banks)	12,896	380,561
Highwoods Properties, Inc. (Real Estate Investment Trust)	4,836	133,957
Hillenbrand Industries, Inc. (Healthcare—Products)	4,836	268,591
HNI Corp. (Office/Business Equipment)	4,836	208,190
Horace Mann Educators Corp. (Insurance)	3,224	61,514
Hormel Foods Corp. (Food)	11,284	353,753
Hospitality Properties Trust (Real Estate Investment Trust)	5,642	259,532
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	4,836	239,479
Hubbell, Inc.—Class B (Electrical Components & Equipment)	4,836	252,923
IDACORP, Inc. (Electric)	3,224	98,558
Imation Corp. (Computers)	3,224	102,620
INAMED Corp.* (Healthcare—Products)	3,224	203,918
Independence Community Bank Corp. (Savings & Loans)	7,254	308,875
IndyMac Bancorp, Inc. (Diversified Financial Services)	4,836	166,600
Integrated Circuit Systems, Inc.* (Semiconductors)	5,642	118,031
Integrated Device Technology, Inc.* (Semiconductors)	8,866	102,491
International Rectifier Corp.* (Semiconductors)	5,642	251,464
International Speedway Corp. (Entertainment)	4,030	212,784
Intersil Corp.—Class A (Semiconductors)	12,090	202,387
Investors Financial Services Corp. (Banks)	5,642	281,987
Invitrogen Corp.* (Biotechnology)	4,836	324,641
ITT Educational Services, Inc.* (Commercial Services)	4,030	191,627
IVAX Corp.* (Pharmaceuticals)	20,956	331,524
J.B. Hunt Transport Services, Inc. (Transportation)	6,448	289,193
Jack Henry & Associates, Inc. (Computers)	7,254	144,427
Jacobs Engineering Group, Inc.* (Engineering & Construction)	4,836	231,112
Jefferies Group, Inc. (Diversified Financial Services)	4,836	194,794
JetBlue Airways Corp.* (Airlines)	8,866	205,868
JM Smucker Co. (Food)	4,836	227,631
Keane, Inc.* (Software)	4,836	71,089
Kelly Services, Inc.—Class A (Commercial Services)	3,224	97,300
KEMET Corp.* (Electronics)	7,254	64,923
Kennametal, Inc. (Hand/Machine Tools)	3,224	160,458
Korn/Ferry International* (Commercial Services)	3,224	66,898
Krispy Kreme Doughnuts, Inc.* (Retail)	4,836	60,934
L-3 Communications Holdings, Inc. (Aerospace/Defense)	8,866	649,346
LaBranche & Co., Inc.* (Diversified Financial Services)	4,836	43,331

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Lam Research Corp.* (Semiconductors)	11,284	$326,220
Lancaster Colony Corp. (Miscellaneous Manufacturing)	3,224	138,213
Lattice Semiconductors Corp.* (Semiconductors)	9,672	55,130
Laureate Education, Inc.* (Commercial Services)	4,030	177,683
Lear Corp. (Auto Parts & Equipment)	5,642	344,218
Lee Enterprises, Inc. (Media)	4,030	185,702
Legg Mason, Inc. (Diversified Financial Services)	8,060	590,476
Lennar Corp.—Class A (Home Builders)	12,896	730,945
Leucadia National Corp. (Holding Companies—Diversified)	5,642	392,006
Liberty Property Trust (Real Estate Investment Trust)	7,254	313,373
LifePoint Hospitals, Inc.* (Healthcare—Services)	3,224	112,260
Lincare Holdings, Inc.* (Healthcare—Services)	8,060	343,759
Longview Fibre Co. (Forest Products & Paper)	4,030	73,104
LTX Corp.* (Semiconductors)	4,836	37,189
Lubrizol Corp. (Chemicals)	4,030	148,546
Lyondell Chemical Co. (Chemicals)	19,344	559,428
Mack-Cali Realty Corp. (Real Estate Investment Trust)	4,836	222,601
Macromedia, Inc.* (Internet)	5,642	175,579
Macrovision Corp.* (Entertainment)	4,030	103,652
Mandalay Resort Group (Lodging)	5,642	397,366
Manpower, Inc. (Commercial Services)	7,254	350,368
Martin Marietta Materials (Building Materials)	4,030	216,250
McAfee, Inc.* (Internet)	12,896	373,081
McDATA Corp.—Class A* (Computers)	9,672	57,645
MDU Resources Group, Inc. (Electric)	9,672	258,049
Media General, Inc.—Class A (Media)	1,612	104,474
Mentor Graphics Corp.* (Computers)	5,642	86,266
Mercantile Bankshares Corp. (Banks)	6,448	336,586
Michaels Stores, Inc. (Retail)	11,284	338,181
Micrel, Inc.* (Semiconductors)	7,254	79,939
Microchip Technology, Inc. (Semiconductors)	16,926	451,247
Millennium Pharmaceuticals, Inc.* (Biotechnology)	24,986	302,830
Minerals Technologies, Inc. (Chemicals)	1,612	107,520
Modine Manufacturing Co. (Auto Parts & Equipment)	3,224	108,874
Mohawk Industries, Inc.* (Textiles)	5,642	514,833
Moneygram International, Inc. (Software)	7,254	153,350
MPS Group, Inc.* (Commercial Services)	8,866	108,697
Murphy Oil Corp. (Oil & Gas)	7,254	583,584
National Fuel Gas Co. (Pipelines)	6,448	182,736
National Instruments Corp. (Computers)	6,448	175,708
National-Oilwell, Inc.* (Oil & Gas Services)	7,254	255,994
Neiman Marcus Group, Inc.—Class A (Retail)	4,030	288,306
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	8,060	218,265
New York Community Bancorp (Savings & Loans)	21,762	447,644
Newfield Exploration Co.* (Oil & Gas)	4,836	285,566
Newport Corp.* (Telecommunications)	3,224	45,458
Noble Energy, Inc. (Oil & Gas)	4,836	298,188
Nordson Corp. (Machinery—Diversified)	3,224	129,186
Northeast Utilities System (Electric)	10,478	197,510
NSTAR (Electric)	4,030	218,748
O’Reilly Automotive, Inc.* (Retail)	4,836	217,862
OGE Energy Corp. (Electric)	7,254	192,304
Ohio Casualty Corp.* (Insurance)	4,836	112,244
Old Republic International Corp. (Insurance)	15,314	387,444

Common Stocks, continued
	Shares	Value
Olin Corp. (Chemicals)	5,642	$124,237
Omnicare, Inc. (Pharmaceuticals)	8,866	306,941
ONEOK, Inc. (Gas)	8,866	251,972
Outback Steakhouse, Inc. (Retail)	6,448	295,189
Pacific Sunwear of California, Inc.* (Retail)	6,448	143,532
PacifiCare Health Systems, Inc.* (Healthcare—Services)	7,254	409,995
Packaging Corp. of America (Packaging & Containers)	8,866	208,794
Par Pharmaceutical Companies, Inc.* (Pharmaceuticals)	2,418	100,057
Patterson Dental Co.* (Healthcare—Products)	11,284	489,613
Patterson-UTI Energy, Inc. (Oil & Gas)	13,702	266,504
Payless ShoeSource, Inc.* (Retail)	5,642	69,397
Peabody Energy Corp. (Coal)	5,642	456,495
Pentair, Inc. (Miscellaneous Manufacturing)	8,060	351,093
Pepco Holdings, Inc. (Electric)	15,314	326,495
PepsiAmericas, Inc. (Beverages)	11,284	239,672
Perrigo Co. (Pharmaceuticals)	5,642	97,437
Petsmart, Inc. (Retail)	12,090	429,559
Pier 1 Imports, Inc. (Retail)	7,254	142,904
Pioneer Natural Resources Co. (Oil & Gas)	9,672	339,487
Plains Exploration & Production Co.* (Oil & Gas)	6,448	167,648
Plantronics, Inc. (Telecommunications)	4,030	167,124
Plexus Corp.* (Electronics)	3,224	41,944
PMI Group, Inc. (Insurance)	8,060	336,505
PNM Resources, Inc. (Electric)	4,836	122,302
Pogo Producing Co. (Oil & Gas)	5,642	273,581
Polycom, Inc.* (Telecommunications)	8,060	187,959
Potlatch Corp. (Forest Products & Paper)	2,418	122,302
Powerwave Technologies, Inc.* (Telecommunications)	8,866	75,184
Precision Castparts Corp. (Metal Fabricate/Hardware)	5,642	370,567
Pride International, Inc.* (Oil & Gas)	11,284	231,773
Protective Life Corp. (Insurance)	5,642	240,857
Protein Design Labs, Inc.* (Biotechnology)	8,060	166,520
Puget Energy, Inc. (Electric)	8,060	199,082
Quanta Services, Inc.* (Commercial Services)	9,672	77,376
Questar Corp. (Pipelines)	7,254	369,664
Radian Group, Inc. (Insurance)	8,060	429,114
Raymond James Financial Corp. (Diversified Financial Services)	6,448	199,759
Rayonier, Inc. (Forest Products & Paper)	4,030	197,107
Reader’s Digest Association, Inc. (Media)	8,060	112,115
Regis Corp. (Retail)	4,030	185,985
Renal Care Group, Inc.* (Healthcare—Services)	5,642	203,056
Republic Services, Inc. (Environmental Control)	12,896	432,531
Retek, Inc.* (Software)	4,836	29,741
Reynolds & Reynolds Co. (Computers)	5,642	149,569
RF Micro Devices, Inc.* (Telecommunications)	15,314	104,748
Rollins, Inc. (Commercial Services)	4,030	106,070
Ross Stores, Inc. (Retail)	12,090	349,038
RPM, Inc. (Chemicals)	9,672	190,152
RSA Security, Inc.* (Internet)	5,642	113,179
Ruby Tuesday, Inc. (Retail)	5,642	147,143
Ruddick Corp. (Food)	4,030	87,411
Saks, Inc. (Retail)	12,090	175,426
SanDisk Corp.* (Computers)	13,702	342,139
SCANA Corp. (Electric)	8,866	349,321
Scholastic Corp.* (Media)	3,224	119,159

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
SEI Investments Co. (Software)	8,866	$371,752
Semtech Corp.* (Semiconductors)	6,448	141,018
Sensient Technologies Corp. (Chemicals)	4,030	96,680
Sepracor, Inc.* (Pharmaceuticals)	7,254	430,670
Sequa Corp.—Class A* (Aerospace/Defense)	806	49,287
Sierra Pacific Resources* (Electric)	9,672	101,556
Silicon Laboratories, Inc.* (Semiconductors)	4,030	142,299
Silicon Valley Bancshares* (Banks)	3,224	144,500
Smith International, Inc.* (Oil & Gas Services)	8,866	482,399
Smithfield Foods, Inc.* (Food)	8,866	262,345
Sonoco Products Co. (Packaging & Containers)	8,060	238,979
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	4,836	87,822
SPX Corp. (Miscellaneous Manufacturing)	6,448	258,307
StanCorp Financial Group, Inc. (Insurance)	2,418	199,485
Steel Dynamics, Inc. (Iron/Steel)	4,030	152,656
Stericycle, Inc.* (Environmental Control)	4,030	185,179
STERIS Corp.* (Healthcare—Products)	5,642	133,828
Storage Technology Corp.* (Computers)	8,866	280,254
Swift Transportation Co., Inc.* (Transportation)	6,448	138,503
Sybase, Inc.* (Software)	8,060	160,797
Synopsys, Inc.* (Computers)	12,896	253,020
TCF Financial Corp. (Banks)	11,284	362,668
Tech Data Corp.* (Distribution/Wholesale)	4,836	219,554
Techne Corp.* (Healthcare—Products)	3,224	125,414
Tecumseh Products Co. (Machinery—Diversified)	1,612	77,054
Teleflex, Inc. (Miscellaneous Manufacturing)	3,224	167,455
Telephone & Data Systems, Inc. (Telecommunications)	4,836	372,130
The Ryland Group, Inc. (Home Builders)	3,224	185,509
The Scotts Co.—Class A* (Household Products/Wares)	2,418	177,772
Thomas & Betts Corp.* (Electronics)	4,836	148,707
Thor Industries, Inc. (Home Builders)	4,836	179,174
Tidewater, Inc. (Oil & Gas Services)	4,836	172,210
Timberland Co.—Class A* (Apparel)	3,224	202,048
Titan Corp.* (Aerospace/Defense)	7,254	117,515
Toll Brothers, Inc.* (Home Builders)	6,448	442,397
Tootsie Roll Industries, Inc. (Food)	4,030	139,559
Transaction Systems Architect, Inc.* (Software)	3,224	63,996
Triad Hospitals, Inc.* (Healthcare—Services)	6,448	239,930
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,030	137,342
TriQuint Semiconductors, Inc.* (Semiconductors)	11,284	50,214
Tupperware Corp. (Household Products/Wares)	4,836	100,202
Tyson Foods, Inc.—Class A (Food)	29,016	533,894
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	10,478	259,854
United Rentals, Inc.* (Commercial Services)	6,448	121,867
Unitrin, Inc. (Insurance)	5,642	256,429
Universal Corp. (Agriculture)	2,418	115,677
Universal Health Services, Inc.—Class B (Healthcare—Services)	4,836	215,202
UTStarcom, Inc.* (Telecommunications)	9,672	214,235
Valassis Communications, Inc.* (Commercial Services)	4,030	141,090
Valeant Pharmaceuticals International (Pharmaceuticals)	7,254	191,143
Valspar Corp. (Chemicals)	4,030	201,540
Varco International, Inc.* (Oil & Gas Services)	8,060	234,949

Common Stocks, continued
	Shares	Value
Varian Medical Systems, Inc.* (Healthcare—Products)	11,284	$487,920
Varian, Inc.* (Electronics)	3,224	132,216
VCA Antech, Inc.* (Pharmaceuticals)	3,224	63,190
Vectren Corp. (Gas)	6,448	172,806
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,448	68,155
Vishay Intertechnology, Inc.* (Electronics)	13,702	205,804
VISX, Inc.* (Healthcare—Products)	4,030	104,256
W.R. Berkley Corp. (Insurance)	7,254	342,171
Waddell & Reed Financial, Inc. (Diversified Financial Services)	6,448	154,043
Washington Federal, Inc. (Savings & Loans)	6,448	171,130
Washington Post Co.—Class B (Media)	806	792,314
Weatherford International, Ltd.* (Oil & Gas Services)	11,284	578,870
Webster Financial Corp. (Banks)	4,030	204,079
Werner Enterprises, Inc. (Transportation)	6,448	145,983
Westamerica Bancorporation (Banks)	2,418	140,994
Westar Energy, Inc. (Electric)	7,254	165,899
Western Gas Resources, Inc. (Pipelines)	6,448	188,604
Westwood One, Inc.* (Media)	8,060	217,056
WGL Holdings, Inc. (Gas)	4,030	124,285
Whole Foods Market, Inc. (Food)	4,836	461,113
Williams Sonoma, Inc.* (Retail)	9,672	338,907
Wilmington Trust Corp. (Banks)	5,642	203,958
Wind River Systems, Inc.* (Software)	6,448	87,370
Wisconsin Energy Corp. (Electric)	9,672	326,043
Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,254	142,033
WPS Resources Corp. (Electric)	3,224	161,071
York International Corp. (Building Materials)	3,224	111,357
Zebra Technologies Corp.* (Machinery—Diversified)	5,642	317,532

TOTAL COMMON STOCKS (Cost $76,067,430)		88,295,437

Repurchase Agreements (12.4%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $12,069,509 (Collateralized by $12,474,000 various U.S. Government Agency Obligations, 2.44%-3.37%, 1/5/05-10/5/07, market value $12,310,661)	$12,068,000	12,068,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,068,000)		12,068,000

TOTAL INVESTMENTS SECURITIES (Cost $88,135,430)—102.8%		100,363,437
Net other assets (liabilities)—(2.8%)		(2,726,806)

NET ASSETS—100.0%		$97,636,631

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $91,009,100)	274	$3,066,194

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $66,430)	1	$125
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/28/05 (Underlying notional amount at value $11,115,579)	16,758	$258,346
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/28/05 (Underlying notional amount at value $4,409,571)	6,648	94,335

**	$4,600,000 of the market value of this security is held as collateral with the custodian for swap agreements.

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.3%
Aerospace/Defense	1.1%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.2%
Auto Parts & Equipment	0.9%
Banks	4.6%
Beverages	0.7%
Biotechnology	1.1%
Building Materials	0.3%
Chemicals	2.6%
Coal	0.6%
Commercial Services	3.7%
Computers	3.3%

Industry	Percentage of Net Assets
Distribution/Wholesale	1.1%
Diversified Financial Services	2.3%
Electric	4.3%
Electrical Components & Equipment	0.8%
Electronics	1.5%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.6%
Food	2.6%
Forest Products & Paper	0.7%
Gas	0.8%
Hand/Machine Tools	0.2%
Healthcare—Products	3.2%
Healthcare—Services	2.8%
Holding Companies—Diversified	0.4%
Home Builders	2.6%
Home Furnishings	0.9%
Household Products/Wares	0.7%
Insurance	4.9%
Internet	1.1%
Iron/Steel	0.2%
Leisure Time	0.1%
Lodging	1.2%
Machinery—Diversified	1.1%
Media	2.1%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	2.1%
Office/Business Equipment	0.4%
Oil & Gas	3.2%
Oil & Gas Services	2.5%
Packaging & Containers	0.5%
Pharmaceuticals	2.2%
Pipelines	1.1%
Real Estate Investment Trust	2.1%
Retail	7.5%
Savings & Loans	1.2%
Semiconductors	2.8%
Software	2.4%
Telecommunications	2.0%
Textiles	0.5%
Transportation	1.9%
Trucking & Leasing	0.1%
Water	0.2%
Other***	9.6%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments December 31, 2004

Common Stocks (77.9%)
	Percentage of Net Assets	Shares	Value
AK Steel Holding Corp.* (Iron/Steel)	0.2%	55,496	$803,027
BancorpSouth, Inc. (Banks)	0.2%	30,721	748,671
Brocade Communications Systems, Inc.* (Computers)	0.3%	129,821	991,832
Calpine Corp.* (Electric)	0.2%	211,083	831,667
Catalina Marketing Corp. (Advertising)	0.2%	23,784	704,720
Cathay Bancorp, Inc. (Banks)	0.2%	21,802	817,574
Cimarex Energy Co.* (Oil & Gas)	0.2%	18,829	713,619
Citizens Banking Corp. (Banks)	0.2%	21,802	748,899
CMS Energy Corp.* (Electric)	0.2%	67,388	704,205
Commerce Group, Inc. (Insurance)	0.2%	10,901	665,397
Crompton Corp. (Chemicals)	0.2%	58,469	689,934
Crown Holdings, Inc.* (Packaging & Containers)	0.2%	54,505	748,899
Eagle Materials—Class A (Building Materials)	0.2%	7,928	684,583
EarthLink, Inc.* (Internet)	0.2%	68,379	787,726
First BanCorp (Banks)	0.3%	15,856	1,007,014
First Health Group Corp.* (Commercial Services)	0.2%	38,649	723,123
Gateway, Inc.* (Computers)	0.2%	112,974	678,974
Highwoods Properties, Inc. (Real Estate Investment Trust)	0.2%	24,775	686,268
Human Genome Sciences, Inc.* (Biotechnology)	0.2%	58,469	702,797
IDEX Corp. (Machinery—Diversified)	0.2%	18,829	762,575
Intuitive Surgical, Inc.* (Healthcare—Products)	0.2%	16,847	674,217
Joy Global, Inc. (Machinery—Construction & Mining)	0.3%	24,775	1,075,978
Kennametal, Inc. (Hand/Machine Tools)	0.2%	16,847	838,475
Kronos, Inc.* (Computers)	0.2%	12,883	658,708
La Quinta Corp.* (Lodging)	0.2%	95,136	864,786
Laidlaw International* (Transportation)	0.3%	44,595	954,333
Landstar System, Inc.* (Transportation)	0.3%	14,865	1,094,659
Mentor Corp. (Healthcare—Products)	0.2%	20,811	702,163
Nationwide Health Properties, Inc. (Real Estate Investment Trust)	0.2%	31,712	753,160
Ohio Casualty Corp.* (Insurance)	0.2%	30,721	713,034
Old National Bancorp (Banks)	0.2%	28,739	743,191
Pacific Capital Bancorp (Banks)	0.2%	22,793	774,734
Parametric Technology Corp.* (Software)	0.2%	135,767	799,668
Park National Corp. (Banks)	0.2%	6,029	816,930
Plains Exploration & Production Co.* (Oil & Gas)	0.2%	29,730	772,980
Post Properties, Inc. (Real Estate Investment Trust)	0.2%	19,820	691,718
Range Resources Corp. (Oil & Gas)	0.2%	34,685	709,655
SCP Pool Corp. (Distribution/Wholesale)	0.2%	26,757	853,548
Select Medical Corp. (Healthcare—Services)	0.2%	39,640	697,664
Southwestern Energy Co.* (Oil & Gas)	0.2%	15,856	803,741
Strayer Education, Inc. (Commercial Services)	0.2%	6,937	761,613

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Sybron Dental Special, Inc.* (Healthcare—Products)	0.2%	19,820	$701,232
Techne Corp.* (Healthcare—Products)	0.2%	17,838	693,898
Terex Corp.* (Machinery—Construction & Mining)	0.2%	13,874	661,096
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	0.3%	71,352	1,046,020
Titan Corp.* (Aerospace/Defense)	0.2%	40,631	658,222
Trustmark Corp. (Banks)	0.2%	23,784	738,969
Washington (Real Estate Investment Trust)	0.2%	19,820	671,303
Westamerica Bancorporation (Banks)	0.2%	11,892	693,423
Other Common Stocks	67.5%	13,910,522	244,014,965

TOTAL COMMON STOCKS (Cost $268,442,157)			281,835,587

Repurchase Agreements (22.1%)
	Principal Amount	Value
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $79,835,978 (Collateralized by $81,452,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $81,424,369)	$79,826,000	$79,826,000

TOTAL REPURCHASE AGREEMENTS (Cost $79,826,000)		79,826,000

TOTAL INVESTMENT SECURITIES (Cost $348,268,157)—100.0%		361,661,587
Net other assets (liabilities)—NM		(98,751)

NET ASSETS—100.0%		$361,562,836

*	Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value ($149,591,740)	2,294	$2,120,424
Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $155,525,850)	477	5,638,617
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/28/05 (Underlying notional amount at value $18,425,545)	28,279	$214,551
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $118,837,091)	182,386	1,997,746

**	$32,000,000 of the market value of this security is held as collateral with the custodian for swap agreements.

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments December 31, 2004

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.3%
Aerospace/Defense	1.5%
Agriculture	0.2%
Airlines	0.6%
Apparel	0.6%
Auto Parts & Equipment	1.0%
Banks	7.9%
Beverages	NM
Biotechnology	1.4%
Building Materials	1.0%
Chemicals	1.5%
Commercial Services	3.8%
Computers	2.4%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	0.6%
Electric	1.7%
Electrical Components & Equipment	0.3%
Electronics	1.8%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.4%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare—Products	2.7%
Healthcare—Services	1.9%
Holding Companies—Diversified	0.1%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.1%
Internet	2.5%
Investment Companies	0.1%
Iron/Steel	0.8%

Industry	Percentage of Net Assets
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.6%
Machinery—Diversified	1.5%
Media	1.0%
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.6%
Office Furnishings	0.1%
Oil & Gas	3.0%
Oil & Gas Services	1.1%
Packaging & Containers	0.6%
Pharmaceuticals	2.6%
Real Estate	0.3%
Real Estate Investment Trust	5.4%
Retail	3.9%
Savings & Loans	1.5%
Semiconductors	2.3%
Software	2.4%
Telecommunications	2.3%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.1%
Other***	22.1%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

This Summary Schedule of Portfolio Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (85.0%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	31,691	$2,600,881
Alcoa, Inc. (Mining)	31,691	995,731
Altria Group, Inc. (Agriculture)	31,691	1,936,320
American Express Co. (Diversified Financial Services)	31,691	1,786,422
American International Group, Inc. (Insurance)	31,691	2,081,148
Boeing Co. (Aerospace/Defense)	31,691	1,640,643
Caterpillar, Inc. (Machinery—Construction & Mining)	31,691	3,090,189
Citigroup, Inc. (Diversified Financial Services)	31,691	1,526,872
Coca-Cola Co. (Beverages)	31,691	1,319,296
Du Pont (Chemicals)	31,691	1,554,444
Exxon Mobil Corp. (Oil & Gas)	31,691	1,624,481
General Electric Co. (Miscellaneous Manufacturing)	31,691	1,156,722
General Motors Corp. (Auto Manufacturers)	31,691	1,269,541
Hewlett-Packard Co. (Computers)	31,691	664,560
Home Depot, Inc. (Retail)	31,691	1,354,473
Honeywell International, Inc. (Miscellaneous Manufacturing)	31,691	1,122,178
Intel Corp. (Semiconductors)	31,691	741,252
International Business Machines Corp. (Computers)	31,691	3,124,099
J.P. Morgan Chase & Co. (Diversified Financial Services)	31,691	1,236,266
Johnson & Johnson (Healthcare—Products)	31,691	2,009,843
McDonald’s Corp. (Retail)	31,691	1,016,013
Merck & Co., Inc. (Pharmaceuticals)	31,691	1,018,549
Microsoft Corp. (Software)	31,691	846,467
Pfizer, Inc. (Pharmaceuticals)	31,691	852,171
Procter & Gamble Co. (Cosmetics/Personal Care)	31,691	1,745,540
SBC Communications, Inc. (Telecommunications)	31,691	816,677
United Technologies Corp. (Aerospace/Defense)	31,691	3,275,266
Verizon Communications, Inc. (Telecommunications)	31,691	1,283,802
Wal-Mart Stores, Inc. (Retail)	31,691	1,673,919
Walt Disney Co. (Media)	31,691	881,010

TOTAL COMMON STOCKS (Cost $42,179,594)		46,244,775

Repurchase Agreements (3.4%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $1,852,232 (Collateralized by $1,878,000 Federal National Mortgage Association, 2.5%, 8/25/06, market value $1,889,312)	$1,852,000	1,852,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,852,000)		1,852,000

Options Purchased(NM)
	Contracts	Value
Dow Jones Futures Put Option*** expiring January 2005 @ $6,000	500	$820

TOTAL OPTIONS PURCHASED (Cost $4,250)		820

TOTAL INVESTMENT SECURITIES (Cost $44,035,844)—88.4%		48,097,595
Net other assets (liabilities)—11.6%		6,285,418

NET ASSETS—100.0%		$54,383,013

*	Non-income producing security
***	As of December 31, 2004, this security was fair valued in good faith in accordance with procedure approved by the Board of Trustees.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring March 2005 (Underlying face amount at value $36,729,735)	681	$194,883
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 1/28/05 (Underlying notional amount at value $25,168,884)	2,334	$32,914

**	$1,852,000 of the market value of this security is held as collateral with the custodian for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Aerospace/Defense	9.0%
Agriculture	3.6%
Auto Manufacturers	2.3%
Beverages	2.4%
Chemicals	2.9%
Computers	7.0%
Cosmetics/Personal Care	3.2%
Diversified Financial Services	8.4%
Healthcare—Products	3.7%
Insurance	3.8%
Machinery—Construction & Mining	5.7%
Media	1.6%
Mining	1.8%
Miscellaneous Manufacturing	8.9%
Oil & Gas	3.0%
Pharmaceuticals	3.4%
Retail	7.4%
Semiconductors	1.4%
Software	1.6%
Telecommunications	3.9%
Other****	15.0%

****	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (89.1%)
	Shares	Value
Adobe Systems, Inc. (Software)	87,872	$5,513,089
Altera Corp.* (Semiconductors)	196,339	4,064,217
Amazon.com, Inc.* (Internet)	101,602	4,499,953
American Power Conversion Corp. (Electrical Components & Equipment)	71,396	1,527,874
Amgen, Inc.* (Biotechnology)	221,053	14,180,551
Apollo Group, Inc.—Class A* (Commercial Services)	70,023	5,651,557
Apple Computer, Inc.* (Computers)	210,069	13,528,444
Applied Materials, Inc.* (Semiconductors)	328,147	5,611,314
ATI Technologies, Inc.* (Semiconductors)	91,991	1,783,705
Autodesk, Inc. (Software)	90,618	3,438,953
BEA Systems, Inc.* (Software)	140,046	1,240,808
Bed Bath & Beyond, Inc.* (Retail)	151,030	6,015,525
Biogen Idec, Inc.* (Biotechnology)	135,927	9,054,097
Biomet, Inc. (Healthcare—Products)	127,689	5,540,425
Broadcom Corp.—Class A* (Semiconductors)	91,991	2,969,469
C.H. Robinson Worldwide, Inc. (Transportation)	31,579	1,753,266
Career Education Corp.* (Commercial Services)	38,444	1,537,760
CDW Corp. (Distribution/Wholesale)	32,952	2,186,365
Check Point Software Technologies, Ltd.* (Internet)	94,737	2,333,372
Chiron Corp.* (Biotechnology)	97,483	3,249,108
Cintas Corp. (Textiles)	76,888	3,372,308
Cisco Systems, Inc.* (Telecommunications)	880,093	16,985,795
Citrix Systems, Inc.* (Software)	75,515	1,852,383
Cognizant Technology Solutions Corp.* (Computers)	48,055	2,034,168
Comcast Corp.—Special Class A* (Media)	355,607	11,834,601
Comverse Technology, Inc.* (Telecommunications)	76,888	1,879,912
Costco Wholesale Corp. (Retail)	91,991	4,453,284
Dell, Inc.* (Computers)	341,877	14,406,696
DENTSPLY International, Inc. (Healthcare—Products)	28,833	1,620,415
Dollar Tree Stores, Inc.* (Retail)	41,190	1,181,329
eBay, Inc.* (Internet)	185,355	21,553,080
EchoStar Communications Corp.—Class A (Media)	83,753	2,783,950
Electronic Arts, Inc.* (Software)	115,332	7,113,678
Ericsson* ADR (Telecommunications)	64,531	2,032,081
Expeditors International of Washington, Inc. (Transportation)	39,817	2,224,974
Express Scripts, Inc.—Class A* (Pharmaceuticals)	24,714	1,889,138
Fastenal Co. (Distribution/Wholesale)	27,460	1,690,438
Fiserv, Inc.* (Software)	91,991	3,697,118
Flextronics International, Ltd.* (Electronics)	226,545	3,130,852
Garmin, Ltd. (Electronics)	37,071	2,255,400
Genzyme Corp.—General Division* (Biotechnology)	107,094	6,218,949
Gilead Sciences, Inc.* (Pharmaceuticals)	159,268	5,572,787
Intel Corp. (Semiconductors)	827,919	19,365,026
InterActiveCorp* (Internet)	267,735	7,394,841
Intersil Corp.—Class A (Semiconductors)	56,293	942,345

Common Stocks, continued
	Shares	Value
Intuit, Inc.* (Software)	87,872	$3,867,247
Invitrogen Corp.* (Biotechnology)	17,849	1,198,203
JDS Uniphase Corp.* (Telecommunications)	613,731	1,945,527
Juniper Networks, Inc.* (Telecommunications)	131,808	3,583,860
KLA—Tencor Corp.* (Semiconductors)	89,245	4,157,032
Kmart Holding Corp.* (Retail)	34,325	3,396,459
Lam Research Corp.* (Semiconductors)	52,174	1,508,350
Lamar Advertising Co.* (Advertising)	31,579	1,350,950
Level 3 Communications, Inc.* (Telecommunications)	252,632	856,422
Liberty Media International, Inc.—Class A* (Media)	65,904	3,046,742
Lincare Holdings, Inc.* (Healthcare—Services)	35,698	1,522,520
Linear Technology Corp. (Semiconductors)	153,776	5,960,358
Marvell Technology Group, Ltd.* (Semiconductors)	96,110	3,409,022
Maxim Integrated Products, Inc. (Semiconductors)	170,252	7,216,982
MCI, Inc. (Telecommunications)	129,062	2,601,890
MedImmune, Inc.* (Biotechnology)	100,229	2,717,208
Mercury Interactive Corp.* (Software)	32,952	1,500,964
Microchip Technology, Inc. (Semiconductors)	64,531	1,720,396
Microsoft Corp. (Software)	1,399,087	37,369,613
Millennium Pharmaceuticals, Inc.* (Biotechnology)	124,943	1,514,309
Molex, Inc. (Electrical Components & Equipment)	37,071	1,112,130
Network Appliance, Inc.* (Computers)	140,046	4,652,328
Nextel Communications, Inc.—Class A* (Telecommunications)	521,740	15,652,200
Novellus Systems, Inc.* (Semiconductors)	50,691	1,413,772
NTL, Inc.* (Telecommunications)	35,698	2,604,526
Oracle Corp.* (Software)	800,459	10,982,297
PACCAR, Inc. (Auto Manufacturers)	72,769	5,856,449
Patterson Dental Co.* (Healthcare—Products)	49,428	2,144,681
Paychex, Inc. (Commercial Services)	134,554	4,585,600
Petsmart, Inc. (Retail)	53,547	1,902,525
Pixar Animation Studios* (Software)	21,968	1,880,680
QLogic Corp.* (Semiconductors)	35,698	1,311,188
Qualcomm, Inc. (Telecommunications)	740,047	31,377,992
Research In Motion, Ltd.* (Computers)	70,023	5,771,296
Ross Stores, Inc. (Retail)	54,920	1,585,540
SanDisk Corp.* (Computers)	56,293	1,405,636
Sanmina-SCI Corp.* (Electronics)	208,696	1,767,655
Siebel Systems, Inc.* (Software)	222,426	2,335,473
Sigma-Aldrich Corp. (Chemicals)	24,714	1,494,208
Sirius Satellite Radio, Inc.* (Media)	512,129	3,917,787
Smurfit-Stone Container Corp.* (Packaging & Containers)	93,364	1,744,040
Staples, Inc. (Retail)	124,943	4,211,829
Starbucks Corp.* (Retail)	207,323	12,928,662
Sun Microsystems, Inc.* (Computers)	547,827	2,947,309
Symantec Corp.* (Internet)	274,600	7,073,696
Synopsys, Inc.* (Computers)	50,801	996,716

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Tellabs, Inc.* (Telecommunications)	89,245	$766,615
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	171,625	5,124,723
VeriSign, Inc.* (Internet)	89,245	2,991,492
Veritas Software Corp.* (Software)	162,014	4,625,500
Whole Foods Market, Inc. (Food)	23,341	2,225,564
Wynn Resorts, Ltd.* (Lodging)	39,817	2,664,554
Xilinx, Inc. (Semiconductor)	172,998	5,129,391
XM Satellite Radio Holdings, Inc.—Class A* (Media)	79,634	2,995,831
Yahoo!, Inc.* (Internet)	247,140	9,312,235

TOTAL COMMON STOCKS (Cost $354,352,279)		503,101,574

Repurchase Agreements (5.3%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $29,837,729 (Collateralized by $30,503,000 various Federal National Mortgage Association Securities, 2.44%-3.37%, 1/5/05-10/5/07, market value $30,432,022)	$29,834,000	29,834,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,834,000)		29,834,000

TOTAL INVESTMENT SECURITIES (Cost $384,186,279)—94.4%		532,935,574
Net other assets (liabilities)—5.6%		31,837,985

NET ASSETS—100.0%		$564,773,559

*	Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring March 2005 (Underlying face amount at value $308,804,600)	1,898	$6,357,351
E-Mini NASDAQ Futures Contract expiring March 2005 (Underlying face amount at value $37,085,840)	1,139	1,145

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/31/05 (Underlying notional amount at value $176,678,482)	108,985	$1,433,587
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/28/05 (Underlying notional amount at value $111,651,914)	68,873	906,558

**	$19,571,000 of the market value of this security is held as collateral with the custodian for swap agreements.
ADR	American Depositary Receipt

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.2%
Auto Manufacturers	1.0%
Biotechnology	6.8%
Chemicals	0.3%
Commercial Services	2.1%
Computers	8.1%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.5%
Electronics	1.3%
Food	0.4%
Healthcare—Products	1.6%
Healthcare-Services	0.3%
Internet	9.8%
Lodging	0.5%
Media	4.4%
Packaging & Containers	0.3%
Pharmaceuticals	2.2%
Retail	6.3%
Semiconductors	11.8%
Software	15.0%
Telecommunications	14.2%
Textiles	0.6%
Transportation	0.7%
Other***	10.9%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraJapan ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (46.3%)
	Principal Amount	Value
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $23,127,891 (Collateralized by $23,596,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $23,587,995)	$23,125,000	$23,125,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,125,000)		23,125,000

Options Purchased (53.3%)
	Contracts
Nikkei 225 Futures Call Option expiring March 2005 @ $5,500	880	26,664,000

TOTAL OPTIONS PURCHASED (Cost $23,706,460)		26,664,000

TOTAL INVESTMENT SECURITIES (Cost $46,831,460)—99.6%		49,789,000
Net other assets (liabilities)—0.4%		200,498

NET ASSETS—100.0%		$49,989,498

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring March 2005 (Underlying face amount at value $49,303,400)	853	$2,328,176

See accompanying notes to the financial statements.

PROFUNDS Bear ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (96.8%)
	Principal Amount	Value
UBS*, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $26,997,374 (Collateralized by $30,408,000 Federal National Mortgage Association, 3.37%, 10/5/07, market value $27,534,885)	$26,994,000	$26,994,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,994,000)		26,994,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option** expiring February 2005 @ $1,475	300	2,625

TOTAL OPTIONS PURCHASED (Cost $5,100)		2,625

TOTAL INVESTMENT SECURITIES (Cost $26,999,100)—96.8%		26,996,625
Net other assets (liabilities)—3.2%		893,145

NET ASSETS—100.0%		$27,889,770

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $242,700)	4	$(7,209)
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $16,379,550)	54	(276,913)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/05 (Underlying notional amount at value $8,436,742)	(6,961)	$(49,133)
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/31/05 (Underlying notional amount at value $2,828,966)	(2,334)	(16,453)

*	$2,500,000 of the market value of this security is held as collateral with the custodian for swap agreements.
**	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

PROFUNDS Short Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (133.1%)
	Principal Amount	Value
UBS*, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $14,443,805 (Collateralized by $14,667,000 various Federal National Mortgage Association securities, 2.74%-3.75%, 5/5/06-12/3/07, market value $14,732,700)	$14,442,000	$14,442,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,442,000)		14,442,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option** expiring February 2005 @ $950	20	360

TOTAL OPTIONS PURCHASED (Cost $590)		360

TOTAL INVESTMENT SECURITIES (Cost $14,442,590)—133.1%		14,442,360
Net other assets (liabilities)—(33.1%)		(3,590,857)

NET ASSETS—100.0%		$10,851,503

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $65,210)	1	$1,860
Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $2,934,450)	9	$(106,236)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/28/05 (Underlying notional amount at value $3,736,971)	(5,735)	$(43,682)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $4,245,632)	(6,516)	(119,327)

*	$2,700,000 of the market value of this security is held as collateral with the custodian for swap agreements.
**	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

PROFUNDS Short OTC ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (214.3%)
	Principal Amount	Value
UBS*, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $16,522,065 (Collateralized by $16,791,000 various U.S. Government Agency Obligations, 2.32%-3.75%, 9/30/05-12/3/07, market value $16,852,221)	$16,520,000	$16,520,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,520,000)		16,520,000

Options Purchased(NM)
	Contracts
NASDAQ Futures Call Option** expiring January 2005 @ $2,600	275	440

TOTAL OPTIONS PURCHASED (Cost $2,613)		440

TOTAL INVESTMENT SECURITIES (Cost $16,522,613)—214.3%		16,520,440
Net other assets (liabilities)—(114.3%)		(8,810,036)

NET ASSETS—100.0%		$7,710,404

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring March 2005 (Underlying face amount at value $6,019,900)	37	$14,633
Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring March 2005 (Underlying face amount at value $65,120)	2	$436
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/28/05 (Underlying notional amount at value $559,905)	(345)	$(37,156)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 3/1/05 (Underlying notional amount at value $401,485)	(248)	(3,272)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/31/05 (Underlying notional amount at value $858,630)	(530)	(6,999)

*	$3,200,000 of the market value of this security is held as collateral with the custodian for swap agreements.
**	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

PROFUNDS UltraBear ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (88.4%)
	Principal Amount	Value
UBS*, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $74,958,369 (Collateralized by $77,748,000 Federal National Mortgage Association, 2.44%-3.37%, 1/5/05-10/5/07, market value $76,448,956)	$74,949,000	$74,949,000

TOTAL REPURCHASE AGREEMENTS (Cost $74,949,000)		74,949,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option** expiring February 2005 @ $ 1,475	600	5,250

TOTAL OPTIONS PURCHASED (Cost $10,200)		5,250

TOTAL INVESTMENT SECURITIES (Cost $74,959,200)—88.4%		74,954,250
Net other assets (liabilities)—11.6%		9,807,896

NET ASSETS—100.0%		$84,762,146

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $8,312,475)	137	$(38,419)
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $82,504,400)	272	(1,435,074)
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/05 (Underlying notional amount at value $35,752,418)	(29,501)	(208,211)
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/31/05 (Underlying notional amount at value $42,682,895)	(35,219)	(248,236)

*	$12,000,000 of the market value of this security is held as collateral with the custodian for swap agreements.
**	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (104.8%)
	Principal Amount	Value
UBS*, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $4,186,523 (Collateralized by $4,202,000 various Federal Home Loan Bank Securities, 2.125%-4.875%, 11/15/05-5/15/07, market value $4,271,080)	$4,186,000	$4,186,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,186,000)		4,186,000

Options Purchased(NM)
	Contracts
S&P MidCap 400 Futures Call** Option expiring February 2005 @ $950	30	525

TOTAL OPTIONS PURCHASED (Cost $885)		525

TOTAL INVESTMENT SECURITIES (Cost $4,186,885)—104.8%		4,186,525
Net other assets (liabilities)—(4.8%)		(190,253)

NET ASSETS—100.0%		$3,996,272

NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/28/05 (Underlying notional amount at value $99,683)	(150)	$37,941
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/28/05 (Underlying notional amount at value $7,892,761)	(11,899)	(173,313)

*	$2,200,000 of the market value of this security is held as collateral with the custodian for swap agreements.
**	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (87.9%)
	Principal Amount	Value
UBS*, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $14,935,867 (Collateralized by $15,296,000 Federal Home Loan Bank, 2.125%, 11/15/05, market value $15,234,308)	$14,934,000	$14,934,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,934,000)		14,934,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option** expiring February 2005 @ $950	70	1,260

TOTAL OPTIONS PURCHASED (Cost $2,064)		1,260

TOTAL INVESTMENT SECURITIES (Cost $14,936,064)—87.9%		14,935,260
Net other assets (liabilities)—12.1%		2,064,474

NET ASSETS—100.0%		$16,999,734

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $8,803,350)	27	$(318,722)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/28/05 (Underlying notional amount at value $19,504,883)	(29,935)	$(228,003)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $5,695,030)	(8,740)	(4,523)

*	$5,100,000 of the market value of this security is held as collateral with the custodian for swap agreements.
**	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Dow 30 ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (86.4%)
	Principal Amount	Value
UBS*, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $2,647,331 (Collateralized by $2,596,000 Federal National Mortgage Association, 4.875%, 5/15/07, market value $2,700,175)	$2,647,000	$2,647,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,647,000)		2,647,000

Options Purchased(NM)
	Contracts
Dow Jones Futures Call Option** expiring January 2005 @ $14,000	300	492

TOTAL OPTIONS PURCHASED (Cost $2,550)		492

TOTAL INVESTMENT SECURITIES (Cost $2,649,550)—86.4%		2,647,492
Net other assets (liabilities)—13.6%		418,481

NET ASSETS—100.0%		$3,065,973

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring March 2005 (Underlying face amount at value $862,960)	16	$455
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial Average Index expiring 1/28/05 (Underlying notional amount at value $5,223,333)	(484)	$(2,798)

*	$1,500,000 of the market value of this security is held as collateral with the custodian for swap agreements.
**	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

PROFUNDS UltraShort OTC ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (97.9%)
	Principal Amount	Value
UBS*, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $121,385,171 (Collateralized by $124,373,000 various U.S. Government Agency Obligations, 2.44%-3.37%, 1/5/05-10/5/07, market value $123,800,482)	$121,370,000	$121,370,000

TOTAL REPURCHASE AGREEMENTS (Cost $121,370,000)		121,370,000

Options Purchased(NM)
	Contracts
NASDAQ Futures Call Option** expiring January 2005 @ $2,600	1,200	1,920

TOTAL OPTIONS PURCHASED (Cost $11,400)		1,920

TOTAL INVESTMENT SECURITIES (Cost $121,381,400)—97.9%		121,371,920
Net other assets (liabilities)—2.1%		2,593,316

NET ASSETS —100.0%		$123,965,236

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring March 2005 (Underlying face amount at value $38,071,800)	234	$(191,838)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 1/28/05. (Underlying notional amount at value $44,733,345)	(27,594)	$(364,506)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 3/1/05. (Underlying notional amount at value $18,649,578)	(11,504)	(152,010)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 1/31/05. (Underlying notional amount at value $145,169,657)	(89,549)	(1,183,320)

*	$30,000,000 of the market value of this security is held as collateral with the custodian for swap agreements.
**	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.8%)
	Shares	Value
Amcore Financial, Inc. (Banks)	86	$2,767
AmSouth Bancorp (Banks)	1,505	38,980
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	86	2,507
Associated Banc-Corp. (Banks)	516	17,136
Astoria Financial Corp. (Savings & Loans)	301	12,031
BancorpSouth, Inc. (Banks)	301	7,335
Bank of America Corp. (Banks)	17,200	808,227
Bank of Hawaii Corp. (Banks)	215	10,909
Bank of New York Company, Inc. (Banks)	3,268	109,217
Banknorth Group, Inc. (Banks)	731	26,755
BB&T Corp. (Banks)	2,365	99,448
Cathay Bancorp, Inc. (Banks)	172	6,450
Chittenden Corp. (Banks)	215	6,177
Citigroup, Inc. (Diversified Financial Services)	21,887	1,054,515
Citizens Banking Corp. (Banks)	172	5,908
City National Corp. (Banks)	172	12,152
Colonial BancGroup, Inc. (Banks)	559	11,868
Comerica, Inc. (Banks)	731	44,606
Commerce Bancorp, Inc. (Banks)	344	22,154
Commerce Bancshares, Inc. (Banks)	301	15,110
Commercial Capital Bancorp, Inc. (Banks)	215	4,984
Commercial Federal Corp. (Savings & Loans)	172	5,110
Compass Bancshares, Inc. (Banks)	516	25,114
Cullen/Frost Bankers, Inc. (Banks)	215	10,449
Dime Community Bancshares, Inc. (Savings & Loans)	129	2,310
Doral Financial Corp. (Diversified Financial Services)	387	19,060
Downey Financial Corp. (Savings & Loans)	86	4,902
East-West Bancorp, Inc. (Banks)	215	9,021
F.N.B. Corp. (Banks)	172	3,502
Fifth Third Bancorp (Banks)	2,021	95,553
First BanCorp (Banks)	172	10,924
First Horizon National Corp. (Banks)	516	22,245
First Midwest Bancorp, Inc. (Banks)	215	7,802
First National Bancshares of Florida (Banks)	215	5,139
First Niagara Financial Group, Inc. (Savings & Loans)	344	4,799
FirstFed Financial Corp.* (Savings & Loans)	86	4,461
FirstMerit Corp. (Banks)	301	8,575
Fulton Financial Corp. (Banks)	516	12,028
Golden West Financial Corp. (Savings & Loans)	1,290	79,232
Greater Bay Bancorp (Banks)	215	5,994
Harbor Florida Bancshares, Inc. (Savings & Loans)	86	2,976
Hibernia Corp. (Banks)	645	19,034
Hudson City Bancorp, Inc. (Savings & Loans)	301	11,083
Hudson United Bancorp (Banks)	172	6,773
Huntington Bancshares, Inc. (Banks)	903	22,376
Independence Community Bank Corp. (Savings & Loans)	344	14,648
IndyMac Bancorp, Inc. (Diversified Financial Services)	258	8,888
Investors Financial Services Corp. (Banks)	301	15,044
J.P. Morgan Chase & Co. (Diversified Financial Services)	15,050	587,101
KeyCorp (Banks)	1,720	58,308

Common Stocks, continued
	Shares	Value
M&T Bank Corp. (Banks)	344	$37,097
MAF Bancorp, Inc. (Savings & Loans)	129	5,782
Marshall & Ilsley Corp. (Banks)	817	36,111
Mercantile Bankshares Corp. (Banks)	344	17,957
National City Corp. (Banks)	2,450	91,998
NetBank, Inc. (Internet)	215	2,238
New York Community Bancorp (Savings & Loans)	1,032	21,228
North Fork Bancorp, Inc. (Banks)	1,849	53,344
Northern Trust Corp. (Banks)	817	39,690
OceanFirst Financial Corp. (Savings & Loans)	43	1,060
Old National Bancorp (Banks)	258	6,672
Pacific Capital Bancorp (Banks)	172	5,846
Park National Corp. (Banks)	43	5,827
People’s Bank (Savings & Loans)	387	15,050
PFF Bancorp, Inc. (Savings & Loans)	43	1,992
PNC Financial Services Group (Banks)	1,204	69,158
Popular, Inc. (Banks)	1,032	29,753
Provident Bankshares Corp. (Banks)	129	4,692
Provident Financial Services, Inc. (Savings & Loans)	301	5,830
Regions Financial Corp. (Banks)	1,935	68,867
Republic Bancorp, Inc. (Banks)	301	4,599
Silicon Valley Bancshares* (Banks)	172	7,709
Sky Financial Group, Inc. (Banks)	430	12,328
South Financial Group, Inc. (Banks)	301	9,792
Southwest Bancorporation of Texas, Inc. (Banks)	258	6,009
Sovereign Bancorp, Inc. (Savings & Loans)	1,462	32,968
Sterling Bancshares, Inc. (Banks)	172	2,454
SunTrust Banks, Inc. (Banks)	1,505	111,189
Susquehanna Bancshares, Inc. (Banks)	215	5,364
Synovus Financial Corp. (Banks)	1,075	30,724
TCF Financial Corp. (Banks)	559	17,966
Texas Regional Bancshares, Inc.—Class A (Banks)	172	5,621
TrustCo Bank Corp. NY (Banks)	301	4,151
Trustmark Corp. (Banks)	215	6,680
U.S. Bancorp (Banks)	7,955	249,150
UCBH Holdings, Inc. (Banks)	172	7,881
UnionBanCal Corp. (Banks)	258	16,636
United Bankshares, Inc. (Banks)	172	6,562
Valley National Bancorp (Banks)	430	11,890
W Holding Co., Inc. (Banks)	344	7,891
Wachovia Corp. (Banks)	6,794	357,363
Washington Federal, Inc. (Savings & Loans)	344	9,130
Washington Mutual, Inc. (Savings & Loans)	3,698	156,352
Webster Financial Corp. (Banks)	215	10,888
Wells Fargo & Co. (Banks)	7,138	443,626
Westamerica Bancorporation (Banks)	129	7,522
Whitney Holding Corp. (Banks)	172	7,738
Wilmington Trust Corp. (Banks)	301	10,881
Zions Bancorp (Banks)	387	26,328

TOTAL COMMON STOCKS (Cost $4,894,566)		5,509,271

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (23.3%)
	Principal Amount	Value
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $1,694,212 (Collateralized by $1,731,000 Federal Home Loan Bank, 2.43%, 1/13/05, market value $1,729,480)	$1,694,000	$1,694,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,694,000)		1,694,000

TOTAL INVESTMENT SECURITIES (Cost $6,588,566)—99.1%		7,203,271
Net other assets (liabilities)—0.9%		62,670

NET ASSETS—100.0%		$7,265,941

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 1/25/05 (Underlying notional amount at value $5,510,720)	10,753	$(9,540)

**	$540,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Banks	47.3%
Diversified Financial Services	23.0%
Internet	NM
Savings & Loans	5.5%
Other***	24.2%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.2%)
	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	5,032	$291,705
Airgas, Inc. (Chemicals)	1,554	41,197
AK Steel Holding Corp.* (Iron/Steel)	2,442	35,336
Albemarle Corp. (Chemicals)	814	31,510
Alcoa, Inc. (Mining)	20,646	648,698
Allegheny Technologies, Inc. (Iron/Steel)	1,850	40,090
Arch Coal, Inc. (Coal)	1,480	52,599
Ashland, Inc. (Chemicals)	1,702	99,363
Avery Dennison Corp. (Household Products/Wares)	2,294	137,572
Bowater, Inc. (Forest Products & Paper)	1,332	58,568
Cabot Corp. (Chemicals)	1,480	57,246
Cambrex Corp. (Biotechnology)	592	16,043
Caraustar Industries, Inc.* (Forest Products & Paper)	666	11,202
Carpenter Technology Corp. (Iron/Steel)	518	30,282
Cleveland-Cliffs, Inc. (Iron/Steel)	222	23,057
Coeur d’Alene Mines Corp.* (Mining)	5,624	22,102
CONSOL Energy, Inc. (Coal)	2,146	88,093
Crompton Corp. (Chemicals)	2,738	32,308
Cytec Industries, Inc. (Chemicals)	888	45,661
Dow Chemical Co. (Chemicals)	22,274	1,102,786
Du Pont (Chemicals)	23,680	1,161,504
Eastman Chemical Co. (Chemicals)	1,850	106,801
Ecolab, Inc. (Chemicals)	4,366	153,378
Engelhard Corp. (Chemicals)	2,960	90,783
Ferro Corp. (Chemicals)	962	22,309
FMC Corp.* (Chemicals)	814	39,316
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	4,144	158,425
Fuller (H.B.) Co. (Chemicals)	666	18,988
Georgia Gulf Corp. (Chemicals)	814	40,537
Great Lakes Chemical Corp. (Chemicals)	1,184	33,732
Hercules, Inc.* (Chemicals)	2,368	35,165
International Flavors & Fragrances, Inc. (Chemicals)	2,072	88,764
International Paper Co. (Forest Products & Paper)	11,544	484,848
International Steel Group, Inc.* (Iron/Steel)	1,776	72,035
Lubrizol Corp. (Chemicals)	1,554	57,280
Lyondell Chemical Co. (Chemicals)	4,884	141,245
Macdermid, Inc. (Chemicals)	592	21,371
Massey Energy Co. (Coal)	1,776	62,071
MeadWestvaco Corp. (Forest Products & Paper)	4,810	163,011
Meridian Gold, Inc.* (Mining)	2,368	44,921
Minerals Technologies, Inc. (Chemicals)	518	34,551
Monsanto Co. (Agriculture)	6,364	353,520
Neenah Paper, Inc.* (Forest Products & Paper)	370	12,062
Newmont Mining Corp. (Mining)	9,620	427,224
Nucor Corp. (Iron/Steel)	3,404	178,164
Olin Corp. (Chemicals)	1,628	35,849
OM Group, Inc.* (Chemicals)	666	21,592
Peabody Energy Corp. (Coal)	1,554	125,735
Phelps Dodge Corp. (Mining)	2,220	219,602
Pope & Talbot, Inc. (Forest Products & Paper)	370	6,331

Common Stocks, continued
	Shares	Value
Potlatch Corp. (Forest Products & Paper)	666	$33,686
PPG Industries, Inc. (Chemicals)	4,070	277,411
Praxair, Inc. (Chemicals)	7,696	339,778
Rohm & Haas Co. (Chemicals)	3,404	150,559
RPM, Inc. (Chemicals)	2,738	53,829
RTI International Metals, Inc. * (Mining)	518	10,640
Ryerson Tull, Inc. (Iron/Steel)	518	8,159
Schulman (A.), Inc. (Chemicals)	740	15,843
Sensient Technologies Corp. (Chemicals)	1,036	24,854
Sigma-Aldrich Corp. (Chemicals)	1,406	85,007
Steel Dynamics, Inc. (Iron/Steel)	1,110	42,047
Stillwater Mining Co.* (Mining)	1,036	11,665
The Mosaic Co.* (Chemicals)	2,960	48,307
The Scotts Co.—Class A* (Household Products/Wares)	518	38,083
Tredegar Corp. (Miscellaneous Manufacturing)	592	11,964
United States Steel Corp. (Iron/Steel)	2,664	136,530
Valspar Corp. (Chemicals)	1,110	55,511
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,184	21,146
Wellman, Inc. (Chemicals)	740	7,911
Weyerhaeuser Co. (Forest Products & Paper)	5,254	353,174
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,628	31,876

TOTAL COMMON STOCKS (Cost $7,416,740)		9,034,512

Repurchase Agreements (29.6%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $3,550,444 (Collateralized by $3,624,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $3,622,771)	$3,550,000	3,550,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,550,000)		3,550,000

TOTAL INVESTMENT SECURITIES (Cost $10,966,740)—104.8%		12,584,512
Net other assets (liabilities)—(4.8%)		(579,177)

NET ASSETS—100.0%		$12,005,335

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Sector Index expiring 1/25/05 (Underlying notional amount at value $8,985,746)	44,855	$(36,342)

**	$1,090,000 of the market value of this security is held as collateral with the custodian for swap agreements.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Agriculture	2.9%
Biotechnology	0.1%
Chemicals	40.5%
Coal	2.7%
Forest Products & Paper	9.5%
Household Products/Wares	1.5%
Iron/Steel	4.7%
Metal Fabricate/Hardware	0.3%
Mining	12.9%
Miscellaneous Manufacturing	0.1%
Other***	24.8%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.1%)
	Shares	Value
Abgenix, Inc.* (Pharmaceuticals)	8,370	$86,546
Albany Molecular Research, Inc.* (Commercial Services)	2,160	24,062
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,970	74,844
Amgen, Inc.* (Biotechnology)	135,540	8,694,892
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	8,910	208,138
Applera Corp.—Celera Genomics Group* (Biotechnology)	7,830	107,663
Biogen Idec, Inc.* (Biotechnology)	36,180	2,409,950
Celgene Corp.* (Biotechnology)	17,550	465,602
Cell Genesys, Inc.* (Biotechnology)	4,860	39,366
Cell Therapeutics, Inc.* (Pharmaceuticals)	5,670	46,154
Charles River Laboratories International, Inc.* (Biotechnology)	6,480	298,145
Chiron Corp.* (Biotechnology)	11,610	386,961
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	5,400	63,882
CuraGen Corp.* (Biotechnology)	4,320	30,931
CV Therapeutics, Inc.* (Pharmaceuticals)	3,510	80,730
Delta & Pine Land Co. (Agriculture)	4,050	110,484
Enzo Biochem, Inc.* (Biotechnology)	3,240	63,083
Enzon, Inc.* (Biotechnology)	4,590	62,975
Genentech, Inc.* (Biotechnology)	49,680	2,704,579
Genzyme Corp.—General Division* (Biotechnology)	24,300	1,411,101
Gilead Sciences, Inc.* (Pharmaceuticals)	46,170	1,615,487
Human Genome Sciences, Inc.* (Biotechnology)	14,040	168,761
ICOS Corp.* (Biotechnology)	6,210	175,619
ImClone Systems, Inc.* (Pharmaceuticals)	7,020	323,482
Immunomedics, Inc.* (Biotechnology)	4,050	12,312
Incyte Genomics, Inc.* (Biotechnology)	8,910	89,011
InterMune, Inc.* (Biotechnology)	2,970	39,382
Invitrogen Corp.* (Biotechnology)	5,670	380,627
Lexicon Genetics, Inc.* (Biotechnology)	4,590	35,595
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	7,830	91,141
Maxygen, Inc.* (Biotechnology)	2,970	37,986
Medarex, Inc.* (Pharmaceuticals)	8,370	90,229
MedImmune, Inc.* (Biotechnology)	26,730	724,650
Millennium Pharmaceuticals, Inc.* (Biotechnology)	32,670	395,960
Myriad Genetics, Inc.* (Biotechnology)	3,240	72,932
Nabi Biopharmaceuticals* (Pharmaceuticals)	6,210	90,977
Nektar Therapeutics* (Biotechnology)	8,910	180,338
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	3,780	186,354
NPS Pharmaceuticals, Inc.* (Pharmaceuticals)	4,050	74,034
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,510	113,689
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,860	363,770
Protein Design Labs, Inc.* (Biotechnology)	9,990	206,393
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,050	37,301

Common Stocks, continued
	Shares	Value
Savient Pharmaceuticals, Inc.* (Biotechnology)	6,480	$17,561
Techne Corp.* (Healthcare—Products)	4,050	157,545
Telik, Inc.* (Biotechnology)	4,590	87,853
Transkaryotic Therapies, Inc* (Biotechnology)	2,700	68,553
Trimeris, Inc.* (Pharmaceuticals)	1,620	22,955
United Therapeutics Corp.* (Pharmaceuticals)	2,430	109,715
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,640	91,325
Vicuron Pharmaceuticals, Inc.* (Pharmaceuticals)	6,480	112,817
Xoma, Ltd.* (Biotechnology)	9,180	23,776

TOTAL COMMON STOCKS (Cost 20,354,562)		23,568,218

Repurchase Agreements (25.2%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $7,908,989 (Collateralized by 8,070,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $8,067,262)	$7,908,000	7,908,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,908,000)		7,908,000

TOTAL INVESTMENT SECURITIES (Cost $28,262,562)—100.3%		31,476,218
Net other assets (liabilities)—(0.3%)		(91,750)

NET ASSETS—100.0%		$31,384,468

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 1/25/05 (Underlying notional amount at value 23,581,420)	61,396	$54,359

**	$4,900,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Agriculture	0.4%
Biotechnology	62.4%
Commercial Services	0.1%
Healthcare—Products	0.5%
Pharmaceuticals	11.7%
Other***	24.9%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (74.9%)
	Shares	Value
Activision, Inc.* (Software)	588	$11,866
Actuant Corp.* (Miscellaneous Manufacturing)	84	4,381
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	336	16,320
Altria Group, Inc. (Agriculture)	8,442	515,805
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	168	5,151
American Italian Pasta Co. (Food)	84	1,953
Anheuser-Busch Companies, Inc. (Beverages)	3,318	168,322
Archer-Daniels-Midland Co. (Agriculture)	2,436	54,347
ArvinMeritor, Inc. (Auto Parts & Equipment)	294	6,577
Avon Products, Inc. (Cosmetics/Personal Care)	1,932	74,768
Beazer Homes USA, Inc. (Home Builders)	42	6,141
Black & Decker Corp. (Hand/Machine Tools)	336	29,678
Blyth, Inc. (Household Products/Wares)	126	3,725
BorgWarner, Inc. (Auto Parts & Equipment)	210	11,376
Briggs & Stratton Corp. (Machinery—Diversified)	210	8,732
Brown-Forman Corp. (Beverages)	168	8,178
Bunge, Ltd. (Agriculture)	462	26,339
Callaway Golf Co. (Leisure Time)	252	3,402
Campbell Soup Co. (Food)	1,050	31,385
Centex Corp. (Home Builders)	504	30,028
Champion Enterprises, Inc.* (Home Builders)	294	3,475
Chiquita Brands International, Inc. (Food)	168	3,706
Church & Dwight, Inc. (Household Products/Wares)	252	8,472
Clorox Co. (Household Products/Wares)	630	37,126
Coach, Inc.* (Apparel)	756	42,638
Coca-Cola Co. (Beverages)	9,240	384,661
Coca-Cola Enterprises, Inc. (Beverages)	1,008	21,017
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,184	111,733
ConAgra Foods, Inc. (Food)	2,184	64,319
Constellation Brands, Inc.* (Beverages)	378	17,581
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	294	6,336
Coors (Adolph) Co.—Class B (Beverages)	126	9,534
Corn Products International, Inc. (Food)	126	6,749
D.R. Horton, Inc. (Home Builders)	924	37,245
Dana Corp. (Auto Parts & Equipment)	630	10,918
Dean Foods Co.* (Food)	630	20,759
Del Monte Foods Co.* (Food)	798	8,794
Delphi Corp. (Auto Parts & Equipment)	2,058	18,563
Dreyer’s Grand Ice Cream Holdings, Inc. (Food)	126	10,134
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,176	37,926
Electronic Arts, Inc.* (Software)	1,218	75,126
Energizer Holdings, Inc.* (Electrical Components & Equipment)	336	16,696
Ethan Allen Interiors, Inc. (Home Furnishings)	168	6,723
Fleetwood Enterprises, Inc.* (Home Builders)	210	2,827
Flowers Foods, Inc. (Food)	168	5,305
Ford Motor Co. (Auto Manufacturers)	7,224	105,760
Fossil, Inc.* (Household Products/Wares)	168	4,308
Furniture Brands International, Inc. (Home Furnishings)	210	5,261
G & K Services, Inc. (Textiles)	84	3,647
Garmin, Ltd. (Electronics)	252	15,331
General Mills, Inc. (Food)	1,470	73,073
General Motors Corp. (Auto Manufacturers)	1,890	75,713
Genesco, Inc.* (Retail)	84	2,616
Gentex Corp. (Electronics)	336	12,439
Genuine Parts Co. (Distribution/Wholesale)	714	31,459
Gillette Co. (Cosmetics/Personal Care)	3,738	167,388
Hain Celestial Group, Inc.* (Food)	126	2,604
Harley-Davidson, Inc. (Leisure Time)	1,218	73,994

Common Stocks, continued
	Shares	Value
Harman International Industries, Inc. (Home Furnishings)	252	$32,004
Hasbro, Inc. (Toys/Games/Hobbies)	672	13,023
Heinz (H.J.) Co. (Food)	1,470	57,315
Herman Miller, Inc. (Office Furnishings)	294	8,123
Hershey Foods Corp. (Food)	714	39,656
HNI Corp. (Office Furnishings)	210	9,041
Hormel Foods Corp. (Food)	294	9,217
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	126	6,240
Interface, Inc.—Class A* (Office Furnishings)	168	1,675
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	126	2,786
JM Smucker Co. (Food)	252	11,862
Johnson Controls, Inc. (Auto Parts & Equipment)	798	50,625
Jones Apparel Group, Inc. (Apparel)	504	18,431
KB Home (Home Builders)	168	17,539
Kellogg Co. (Food)	966	43,142
Kellwood Co. (Apparel)	126	4,347
Kenneth Cole Productions, Inc. (Retail)	42	1,296
Kimberly-Clark Corp. (Household Products/Wares)	2,016	132,673
Kraft Foods, Inc. (Food)	1,092	38,886
La-Z-Boy, Inc. (Home Furnishings)	210	3,228
Lancaster Colony Corp. (Miscellaneous Manufacturing)	126	5,402
Lear Corp. (Auto Parts & Equipment)	294	17,937
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	798	22,687
Lennar Corp.—Class A (Home Builders)	504	28,567
Lennar Corp.—Class B (Home Builders)	42	2,193
Lexar Media, Inc.* (Computers)	294	2,305
Liz Claiborne, Inc. (Apparel)	462	19,501
Loews Corp.—Carolina Group (Agriculture)	210	6,080
M.D.C. Holdings, Inc. (Home Builders)	84	7,261
Martek Biosciences Corp.* (Biotechnology)	126	6,451
Marvel Enterprises, Inc.* (Toys/Games/Hobbies)	336	6,881
Mattel, Inc. (Toys/Games/Hobbies)	1,722	33,562
Maytag Corp. (Home Furnishings)	294	6,203
McCormick & Co., Inc. (Food)	462	17,833
Modine Manufacturing Co. (Auto Parts & Equipment)	126	4,255
Mohawk Industries, Inc.* (Textiles)	210	19,163
Monaco Coach Corp. (Home Builders)	126	2,592
NBTY, Inc.* (Pharmaceuticals)	252	6,051
Newell Rubbermaid, Inc. (Housewares)	1,134	27,431
NIKE, Inc.—Class B (Apparel)	714	64,753
Nu Skin Enterprises, Inc. (Retail)	210	5,330
NVR, Inc.* (Home Builders)	42	32,315
Oakley, Inc. (Healthcare—Products)	126	1,607
Pentair, Inc. (Miscellaneous Manufacturing)	420	18,295
PepsiAmericas, Inc. (Beverages)	294	6,245
PepsiCo, Inc. (Beverages)	6,972	363,938
Phillips-Van Heusen Corp. (Apparel)	84	2,268
Polaris Industries, Inc. (Leisure Time)	168	11,427
Polo Ralph Lauren Corp. (Apparel)	252	10,735
Procter & Gamble Co. (Cosmetics/Personal Care)	10,458	576,026
Pulte Homes, Inc. (Home Builders)	420	26,796
Quiksilver, Inc.* (Apparel)	252	7,507
Ralcorp Holdings, Inc. (Food)	126	5,283
Reebok International, Ltd. (Apparel)	210	9,240
Reynolds American, Inc. (Agriculture)	336	26,410
Russell Corp. (Apparel)	126	2,454
Sara Lee Corp. (Food)	3,234	78,068
SCP Pool Corp. (Distribution/Wholesale)	210	6,699
Smithfield Foods, Inc.* (Food)	378	11,185

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Snap-on, Inc. (Hand/Machine Tools)	210	$7,216
Standard Pacific Corp. (Home Builders)	126	8,082
Stanley Works (Hand/Machine Tools)	336	16,461
Steelcase, Inc.—Class A (Office Furnishings)	210	2,906
Superior Industries International, Inc. (Auto Parts & Equipment)	84	2,440
Take-Two Interactive Software, Inc.* (Software)	168	5,845
The Estee Lauder Companies, Inc. (Cosmetics/Personal Care)	504	23,068
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	714	10,467
The Nautilus Group, Inc. (Leisure Time)	126	3,045
The Pepsi Bottling Group, Inc. (Beverages)	630	17,035
The Ryland Group, Inc. (Home Builders)	210	12,083
The Stride Rite Corp. (Apparel)	168	1,877
The Timberland Co.—Class A* (Apparel)	84	5,264
Thor Industries, Inc. (Home Builders)	168	6,224
THQ, Inc.* (Software)	168	3,854
Toll Brothers, Inc.* (Home Builders)	210	14,408
Tommy Hilfiger Corp.* (Apparel)	378	4,264
Tootsie Roll Industries, Inc. (Food)	84	2,909
Tupperware Corp. (Household Products/Wares)	210	4,351
Tyson Foods, Inc.—Class A (Food)	966	17,774
Unifi, Inc.* (Apparel)	210	804
Universal Corp. (Agriculture)	126	6,028
UST, Inc. (Agriculture)	672	32,330
V. F. Corp. (Apparel)	378	20,934
Visteon Corp. (Auto Parts & Equipment)	546	5,334
WD-40 Co. (Household Products/Wares)	84	2,386
Weight Watchers International, Inc.* (Commercial Services)	168	6,900
Whirlpool Corp. (Home Furnishings)	294	20,348
Winnebago Industries, Inc. (Home Builders)	126	4,922
Wolverine World Wide, Inc. (Apparel)	168	5,279
Wrigley (Wm.) Jr. Co. (Food)	588	40,684
Yankee Candle Co., Inc.* (Household Products/Wares)	210	6,968

TOTAL COMMON STOCKS (Cost $4,823,148)		4,892,965

Repurchase Agreements (23.1%)
	Principal Amount
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $1,513,189 (Collateralized by $1,544,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $1,543,476)	$1,513,000	1,513,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,513,000)		1,513,000

TOTAL INVESTMENT SECURITIES (Cost $6,336,148)—98.0%		6,405,965
Net other assets (liabilities)—2.0%		130,240

NET ASSETS—100.0%		$6,536,205

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Consumer Goods Index expiring 1/24/05 (Underlying notional amount at value $4,894,878)	18,371	$73,506

*	Non-income producing security

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Agriculture	10.2%
Apparel	3.4%
Auto Manufacturers	2.8%
Auto Parts & Equipment	2.3%
Beverages	15.3%
Biotechnology	0.1%
Commercial Services	0.1%
Computers	NM
Cosmetics/Personal Care	14.9%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Food	9.2%
Hand/Machine Tools	0.8%
Healthcare—Products	NM
Home Builders	3.8%
Home Furnishings	1.1%
Household Products/Wares	3.1%
Housewares	0.4%
Leisure Time	1.4%
Machinery—Diversified	0.1%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Pharmaceuticals	0.1%
Retail	0.1%
Software	1.5%
Textiles	0.3%
Toys/Games/Hobbies	0.9%
Other**	25.1%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.1%)
	Shares	Value
99 Cents Only Stores* (Retail)	54	$873
Abercrombie & Fitch Co.—Class A (Retail)	90	4,226
Accredo Health, Inc.* (Pharmaceuticals)	54	1,497
Adesa, Inc. (Commercial Services)	90	1,910
Advance Auto Parts, Inc.* (Retail)	72	3,145
ADVO, Inc. (Advertising)	36	1,283
Aeropostale, Inc.* (Retail)	54	1,589
AirTran Holdings, Inc.* (Airlines)	90	963
Alaska Air Group, Inc.* (Airlines)	36	1,206
Albertson’s, Inc. (Food)	324	7,737
Amazon.com, Inc.* (Internet)	306	13,553
American Eagle Outfitters, Inc. (Retail)	54	2,543
American Greetings Corp.—Class A (Household Products/Wares)	72	1,825
AmerisourceBergen Corp. (Pharmaceuticals)	126	7,394
AMR Corp.* (Airlines)	162	1,774
Andrx Group* (Pharmaceuticals)	72	1,572
Ann Taylor Stores Corp.* (Retail)	72	1,550
Apollo Group, Inc.—Class A* (Commercial Services)	162	13,074
Applebee’s International, Inc. (Retail)	90	2,381
Aramark Corp. (Commercial Services)	108	2,863
Arbitron, Inc.* (Commercial Services)	36	1,410
Argosy Gaming Co.* (Entertainment)	36	1,681
AutoNation, Inc.* (Retail)	198	3,804
AutoZone, Inc.* (Retail)	72	6,574
Avid Technology, Inc.* (Software)	36	2,223
Aztar Corp.* (Lodging)	36	1,257
Barnes & Noble, Inc.* (Retail)	54	1,743
Bed Bath & Beyond, Inc.* (Retail)	306	12,188
Belo Corp.—Class A (Media)	108	2,834
Best Buy Co., Inc. (Retail)	270	16,043
Big Lots, Inc.* (Retail)	126	1,528
BJ’s Wholesale Club, Inc.* (Retail)	72	2,097
Bob Evans Farms, Inc. (Retail)	36	941
Borders Group, Inc. (Retail)	72	1,829
Boyd Gaming Corp. (Lodging)	54	2,249
Brinker International, Inc.* (Retail)	108	3,788
Cablevision Systems New York Group* (Media)	198	4,930
Caesars Entertainment, Inc.* (Lodging)	288	5,800
Cardinal Health, Inc. (Pharmaceuticals)	450	26,167
Career Education Corp.* (Commercial Services)	108	4,320
Carmax, Inc.* (Retail)	108	3,353
Carnival Corp. (Leisure Time)	450	25,933
Casey’s General Stores, Inc. (Retail)	54	980
Catalina Marketing Corp. (Advertising)	54	1,600
CBRL Group, Inc. (Retail)	54	2,260
CDW Corp. (Distribution/Wholesale)	72	4,778
CEC Entertainment, Inc.* (Retail)	36	1,439
Cendant Corp. (Commercial Services)	1,062	24,829
Charming Shoppes, Inc.* (Retail)	108	1,012
Cheesecake Factory, Inc.* (Retail)	90	2,922
Chemed Corp. (Commercial Services)	18	1,208
Chico’s FAS, Inc.* (Retail)	90	4,098
Circuit City Stores, Inc. (Retail)	198	3,097
Claire’s Stores, Inc. (Retail)	90	1,913
Clear Channel Communications, Inc. (Media)	558	18,687
CNET Networks, Inc.* (Internet)	144	1,617
Comcast Corp.—Special Class A* (Media)	2,268	75,479
Continental Airlines, Inc.—Class B* (Airlines)	72	975
Copart, Inc.* (Retail)	72	1,895
Corinthian Colleges, Inc.* (Commercial Services)	90	1,696

Common Stocks, continued
	Shares	Value
Costco Wholesale Corp. (Retail)	486	$23,527
Cumulus Media, Inc.* (Multimedia)	54	814
CVS Corp. (Retail)	414	18,659
Darden Restaurants, Inc. (Retail)	162	4,494
Delta Air Lines, Inc.* (Airlines)	126	942
Dex Media Inc (Media)	54	1,348
DeVry, Inc.* (Commercial Services)	72	1,250
Dillards, Inc.—Class A (Retail)	72	1,935
DIRECTV Group, Inc.* (Media)	954	15,970
Dollar General Corp. (Retail)	324	6,729
Dollar Tree Stores, Inc.* (Retail)	126	3,614
DoubleClick, Inc.* (Internet)	126	980
Dow Jones & Company, Inc. (Media)	54	2,325
Dun & Bradstreet Corp.* (Software)	72	4,295
E.W. Scripps Co. Class A (Media)	90	4,345
eBay, Inc.* (Internet)	522	60,697
EchoStar Communications Corp.—Class A (Media)	234	7,778
Education Management Corp.* (Commercial Services)	54	1,783
Emmis Communications Corp.* (Media)	54	1,036
Entercom Communications Corp.* (Media)	54	1,938
FactSet Research Systems, Inc. (Computers)	18	1,052
Family Dollar Stores, Inc. (Retail)	162	5,059
Fastenal Co. (Distribution/Wholesale)	72	4,432
Federated Department Stores, Inc. (Retail)	180	10,402
Foot Locker, Inc. (Retail)	144	3,878
Fox Entertainment Group, Inc.—Class A* (Media)	180	5,627
Gannett Co., Inc. (Media)	288	23,530
Gap, Inc. (Retail)	684	14,446
Gemstartv Guide International Inc* (Media)	252	1,492
Getty Images, Inc.* (Advertising)	54	3,718
GTECH Holdings Corp. (Entertainment)	126	3,270
Guitar Center, Inc.* (Retail)	18	948
H&R Block, Inc. (Commercial Services)	162	7,938
Harrah’s Entertainment, Inc. (Lodging)	108	7,224
Harte-Hanks, Inc. (Advertising)	54	1,403
Hilton Hotels Corp. (Lodging)	378	8,596
Hollinger International, Inc. (Media)	54	847
Hollywood Entertainment Corp.* (Retail)	54	707
Home Depot, Inc. (Retail)	2,322	99,241
Hot Topic, Inc.* (Retail)	54	928
IHOP Corp. (Retail)	18	754
Interactive Data Corp.* (Commercial Services)	36	783
InterActiveCorp* (Internet)	522	14,418
International Game Technology (Entertainment)	360	12,377
International Speedway Corp. (Entertainment)	36	1,901
Interpublic Group of Companies, Inc.* (Advertising)	432	5,789
ITT Educational Services, Inc.* (Commercial Services)	54	2,568
Jack in the Box, Inc.* (Retail)	36	1,327
JetBlue Airways Corp.* (Airlines)	108	2,508
John Wiley & Sons, Inc. (Media)	36	1,254
Kmart Holding Corp.* (Retail)	36	3,562
Knight-Ridder, Inc. (Media)	72	4,820
Kohls Corp.* (Retail)	324	15,931
Kroger Co.* (Food)	702	12,313
La Quinta Corp.* (Lodging)	162	1,473
Lamar Advertising Co.* (Advertising)	90	3,850
Laureate Education, Inc.* (Commercial Services)	36	1,587
Lee Enterprises, Inc. (Media)	36	1,659

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Liberty Media Corp.—Class A* (Media)	2,682	$29,448
Liberty Media International, Inc.—Class A* (Media)	162	7,489
Limited, Inc. (Retail)	360	8,287
Linens ‘n Things, Inc.* (Retail)	54	1,339
Longs Drug Stores Corp. (Retail)	36	993
Lowe’s Cos., Inc. (Retail)	738	42,500
Mandalay Resort Group (Lodging)	72	5,071
Marriott International, Inc.—Class A (Lodging)	198	12,470
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	36	1,325
May Department Stores Co. (Retail)	306	8,996
McClatchy Co. (Media)	18	1,293
McDonald’s Corp. (Retail)	1,314	42,127
McGraw-Hill Companies, Inc. (Media)	198	18,125
McKesson Corp. (Commercial Services)	288	9,060
Media General, Inc.—Class A (Media)	18	1,167
Meredith Corp. (Media)	36	1,951
Metro-Goldwyn-Mayer (Entertainment)	72	855
MGM Grand, Inc.* (Commercial Services)	54	3,928
Michaels Stores, Inc. (Retail)	144	4,316
Neiman Marcus Group, Inc.—Class A (Retail)	36	2,575
New York Times Co.—Class A (Media)	144	5,875
News Corp.—Class A (Media)	1,908	35,603
News Corporation, INC. (Media)	684	13,133
Nordstrom, Inc. (Retail)	126	5,888
Northwest Airlines Corp.—Class A* (Airlines)	72	787
O’Reilly Automotive, Inc.* (Retail)	54	2,433
Office Depot, Inc.* (Retail)	324	5,625
OfficeMax, Inc. (Retail)	90	2,824
Omnicare, Inc. (Pharmaceuticals)	108	3,739
Omnicom Group, Inc. (Advertising)	198	16,696
Outback Steakhouse, Inc. (Retail)	72	3,296
P.F. Chang’s China Bistro, Inc.* (Retail)	18	1,014
Pacific Sunwear of California, Inc.* (Retail)	72	1,603
Panera Bread Co.* (Retail)	36	1,452
Payless ShoeSource, Inc.* (Retail)	72	886
Penn National Gaming* (Entertainment)	36	2,180
Penney (Retail)	270	11,178
Pep Boys-Manny, Moe & Jack (Retail)	54	922
Performance Food Group Co.* (Food)	54	1,453
Petco Animal Supplies Inc (Retail)	36	1,421
Petsmart, Inc. (Retail)	144	5,116
Pier 1 Imports, Inc. (Retail)	90	1,773
Pixar Animation Studios* (Software)	18	1,541
Priority Healthcare Corp.—Class B* (Pharmaceuticals)	36	784
R.H. Donnelley Corp.* (Multimedia)	36	2,126
Radio One, INC.* (Media)	72	1,161
RadioShack Corp. (Retail)	162	5,327
Reader’s Digest Association, Inc. (Media)	90	1,252
Regis Corp. (Retail)	54	2,492
Rent-A-Center, Inc.* (Commercial Services)	72	1,908
Rite Aid Corp.* (Retail)	468	1,713
Ross Stores, Inc. (Retail)	162	4,677
Royal Caribbean Cruises, Ltd. (Leisure Time)	108	5,880
Ruby Tuesday, Inc. (Retail)	72	1,878
Sabre Holdings Corp. (Leisure Time)	144	3,191

Common Stocks, continued
	Shares	Value
Safeway, Inc.* (Food)	468	$9,238
Saks, Inc. (Retail)	126	1,828
Scholastic Corp.* (Media)	36	1,331
Scientific Games Corp.* (Entertainment)	72	1,716
Sears, Roebuck & Co. (Retail)	198	10,104
Service Corporation International* (Commercial Services)	360	2,682
Sirius Satellite Radio, Inc.* (Media)	1,314	10,052
SkyWest, Inc. (Airlines)	54	1,083
Sonic Corp.* (Retail)	54	1,647
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	54	981
Southwest Airlines Co. (Airlines)	738	12,015
Staples, Inc. (Retail)	522	17,597
Starbucks Corp.* (Retail)	414	25,817
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	216	12,614
Station Casinos, Inc. (Lodging)	54	2,953
Stewart Enterprises, Inc.—Class A* (Commercial Services)	108	755
Strayer Education, Inc. (Commercial Services)	18	1,976
SuperValu, Inc. (Food)	144	4,971
Sysco Corp. (Food)	666	25,422
Target Corp. (Retail)	864	44,867
Telewest Global, INC.* (Telecommunications)	252	4,430
The Men’s Wearhouse, Inc.* (Retail)	36	1,151
The ServiceMaster Co. (Commercial Services)	306	4,220
Tiffany & Co. (Retail)	144	4,604
Time Warner, Inc.* (Media)	4,590	89,229
TJX Companies, Inc. (Retail)	522	13,118
Toys R Us, Inc.* (Retail)	216	4,422
Tractor Supply Co.* (Retail)	36	1,340
Tribune Co. (Media)	216	9,102
Tuesday Morning Corp.* (Retail)	36	1,103
UnitedGlobalCom* (Media)	378	3,651
Univision Communications, Inc.—Class A* (Media)	270	7,903
Urban Outfitters, Inc.* (Retail)	54	2,398
Valassis Communications, Inc.* (Commercial Services)	54	1,891
VCA Antech, Inc.* (Pharmaceuticals)	90	1,764
Viacom, Inc.—Class B (Media)	1,566	56,987
Wal-Mart Stores, Inc. (Retail)	2,754	145,465
Walgreen Co. (Retail)	1,062	40,749
Walt Disney Co. (Media)	2,142	59,548
Washington Post Co.—Class B (Media)	18	17,694
Wendy’s International, Inc. (Retail)	126	4,947
Westwood One, Inc.* (Media)	72	1,939
Whole Foods Market, Inc. (Food)	72	6,865
Williams Sonoma, Inc.* (Retail)	90	3,154
Wynn Resorts, Ltd.* (Lodging)	54	3,614
XM Satellite Radio Holdings, Inc.—Class A* (Media)	216	8,126
YUM! Brands, Inc. (Retail)	306	14,437
Zale Corp.* (Retail)	54	1,613

TOTAL COMMON STOCKS (Cost $1,843,637)		1,881,461

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (23.7%)
	Principal Amount	Value
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $594,074 (Collateralized by $607,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $606,794)	$594,000	$594,000

TOTAL REPURCHASE AGREEMENTS (Cost $594,000)		594,000

TOTAL INVESTMENTS SECURITIES (Cost $2,437,637)—98.8%		2,475,461
Net other assets (liabilities)—1.2%		31,212

NET ASSETS—100.0%		$2,506,673

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 1/24/05 (Underlying notional amount at value $1,881,833)	6,133	$37,952

*	Non-income producing security

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	1.4%
Airlines	0.9%
Commercial Services	3.9%
Computers	NM
Distribution/Wholesale	0.4%
Entertainment	1.0%
Food	2.7%
Household Products/Wares	0.1%
Internet	3.6%
Leisure Time	1.4%
Lodging	2.5%
Media	22.3%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	1.7%
Retail	32.7%
Software	0.3%
Telecommunication	0.1%
Other**	24.9%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.2%)
	Shares	Value
ACE, Ltd. (Insurance)	588	$25,137
Affiliated Managers Group, Inc* (Diversified Financial Services)	49	3,319
AFLAC, Inc. (Insurance)	1,078	42,948
Allmerica Financial Corp.* (Insurance)	98	3,217
Allstate Corp. (Insurance)	1,470	76,028
AMB Property Corp. (Real Estate Investment Trust)	196	7,916
Ambac Financial Group, Inc. (Insurance)	245	20,122
American Express Co. (Diversified Financial Services)	2,352	132,582
American Financial Realty Trust (Real Estate Investment Trust)	245	3,964
American International Group, Inc. (Insurance)	4,802	315,346
AmeriCredit Corp.* (Diversified Financial Services)	343	8,386
Ameritrade Holding Corp.—Class A* (Diversified Financial Services)	588	8,361
Amerus Group Co. (Insurance)	98	4,439
AmSouth Bancorp (Banks)	735	19,037
Annaly Mortgage Management, Inc. (Real Estate Investment Trust)	245	4,807
AON Corp. (Insurance)	539	12,861
Apartment Investment and Management Co.—Class A (Real Estate Investment Trust)	196	7,554
Archstone-Smith Trust (Real Estate Investment Trust)	392	15,014
Arden Realty Group, Inc. (Real Estate Investment Trust)	147	5,545
Arthur J. Gallagher & Co. (Insurance)	196	6,370
Associated Banc-Corp. (Banks)	245	8,136
Assurant, Inc. (Insurance)	196	5,988
Astoria Financial Corp. (Savings & Loans)	147	5,876
Avalonbay Communities, Inc. (Real Estate Investment Trust)	147	11,069
Axis Capital Hldgs, Ltd. (Insurance)	294	8,044
BancorpSouth, Inc. (Banks)	147	3,582
Bank of America Corp. (Banks)	8,526	400,638
Bank of Hawaii Corp. (Banks)	98	4,973
Bank of New York Company, Inc. (Banks)	1,617	54,040
Banknorth Group, Inc. (Banks)	343	12,554
BB&T Corp. (Banks)	1,176	49,451
Bear Stearns Cos., Inc. (Diversified Financial Services)	196	20,053
Boston Properties, Inc. (Real Estate Investment Trust)	245	15,844
BRE Properties, Inc.—Class A (Real Estate Investment Trust)	98	3,950
Brown & Brown, Inc. (Insurance)	98	4,268
Camden Property Trust (Real Estate Investment Trust)	98	4,998
Capital One Financial Corp. (Diversified Financial Services)	490	41,263
Capitalsource, Inc* (Diversified Financial Services)	147	3,773
CarrAmerica Realty Corp. (Real Estate Investment Trust)	98	3,234
Catellus Development Corp. (Real Estate Investment Trust)	196	5,998
Cathay Bancorp, Inc. (Banks)	98	3,675
CBL & Associates Properties, Inc. (Real Estate Investment Trust)	49	3,741

Common Stocks, continued
	Shares	Value
Centerpoint Properties Corp. (Real Estate Investment Trust)	98	$4,693
Chicago Mercantile Exchange (Diversified Financial Services)	49	11,206
Chubb Corp. (Insurance)	392	30,145
Cincinnati Financial Corp. (Insurance)	343	15,181
CIT Group, Inc. (Diversified Financial Services)	441	20,207
Citigroup, Inc. (Diversified Financial Services)	10,829	521,742
City National Corp. (Banks)	98	6,924
Colonial BancGroup, Inc. (Banks)	294	6,242
Comerica, Inc. (Banks)	343	20,930
Commerce Bancorp, Inc. (Banks)	147	9,467
Commerce Bancshares, Inc. (Banks)	147	7,379
Commerce Group, Inc. (Insurance)	49	2,991
Compass Bancshares, Inc. (Banks)	245	11,924
Conseco, Inc.* (Insurance)	294	5,865
Countrywide Credit Industries, Inc. (Diversified Financial Services)	1,176	43,524
Crescent Real Estate Equities Co. (Real Estate Investment Trust)	196	3,579
Cullen/Frost Bankers, Inc. (Banks)	98	4,763
Developers Diversified Realty Corp. (Real Estate Investment Trust)	196	8,697
Doral Financial Corp. (Diversified Financial Services)	196	9,653
Duke-Weeks Realty Corp. (Real Estate Investment Trust)	294	10,037
E*TRADE Financial Corp.* (Diversified Financial Services)	784	11,721
East-West Bancorp, Inc. (Banks)	98	4,112
Eaton Vance Corp. (Diversified Financial Services)	147	7,666
Edwards (A. G.), Inc. (Diversified Financial Services)	147	6,352
Equifax, Inc. (Commercial Services)	294	8,261
Equity Office Properties Trust (Real Estate Investment Trust)	833	24,257
Equity Residential Properties Trust (Real Estate Investment Trust)	588	21,274
Essex Property Trust, Inc. (Real Estate Investment Trust)	49	4,106
Everest Re Group, Ltd. (Insurance)	98	8,777
Fannie Mae (Diversified Financial Services)	2,009	143,061
Federal Realty Investment Trust (Real Estate Investment Trust)	98	5,062
Federated Investors, Inc.—Class B (Diversified Financial Services)	196	5,958
Fidelity National Financial, Inc. (Insurance)	343	15,665
Fifth Third Bancorp (Banks)	980	46,334
First American Financial Corp. (Insurance)	147	5,166
First BanCorp (Banks)	98	6,224
First Horizon National Corp. (Banks)	245	10,562
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	98	3,992
First Midwest Bancorp, Inc. (Banks)	98	3,556
FirstMerit Corp. (Banks)	147	4,188
Franklin Resources, Inc. (Diversified Financial Services)	294	20,477
Freddie Mac (Diversified Financial Services)	1,421	104,728
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	294	5,701

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Fulton Financial Corp. (Banks)	245	$5,711
General Growth Properties, Inc. (Real Estate Investment Trust)	441	15,947
Genworth Financial, Inc. (Diversified Financial Services)	294	7,938
Golden West Financial Corp. (Savings & Loans)	637	39,125
Goldman Sachs Group, Inc. (Diversified Financial Services)	882	91,763
Hartford Financial Services Group, Inc. (Insurance)	588	40,754
HCC Insurance Holdings, Inc. (Insurance)	147	4,869
Health Care Property Investors, Inc. (Real Estate Investment Trust)	294	8,141
Health Care, Inc. (Real Estate Investment Trust)	98	3,739
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	98	3,989
Hibernia Corp. (Banks)	343	10,122
Hospitality Properties Trust (Real Estate Investment Trust)	147	6,762
Host Marriott Corp. (Real Estate Investment Trust)	686	11,868
HRPT Properties Trust (Real Estate Investment Trust)	392	5,029
Hudson City Bancorp, Inc. (Savings & Loans)	147	5,413
Hudson United Bancorp (Banks)	98	3,859
Huntington Bancshares, Inc. (Banks)	441	10,928
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	147	3,332
Independence Community Bank Corp. (Savings & Loans)	147	6,259
IndyMac Bancorp, Inc. (Diversified Financial Services)	147	5,064
Investors Financial Services Corp. (Banks)	147	7,347
iStar Financial, Inc. (Real Estate Investment Trust)	245	11,089
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,447	290,508
Janus Capital Group, Inc. (Diversified Financial Services)	490	8,237
Jefferies Group, Inc. (Diversified Financial Services)	98	3,947
Jefferson-Pilot Corp. (Insurance)	294	15,276
KeyCorp (Banks)	833	28,239
Kimco Realty Corp. (Real Estate Investment Trust)	196	11,366
Legg Mason, Inc. (Diversified Financial Services)	196	14,359
Liberty Property Trust (Real Estate Investment Trust)	196	8,467
Lincoln National Corp. (Insurance)	392	18,299
Loews Corp. (Insurance)	245	17,224
M&T Bank Corp. (Banks)	196	21,137
Macerich Co. (Real Estate Investment Trust)	147	9,232
Mack-Cali Realty Corp. (Real Estate Investment Trust)	147	6,766
Marsh & McLennan Companies, Inc. (Insurance)	1,029	33,854
Marshall & Ilsley Corp. (Banks)	392	17,326
MBIA, Inc. (Insurance)	294	18,604
MBNA Corp. (Diversified Financial Services)	2,352	66,303
Mellon Financial Corp. (Banks)	882	27,439
Mercantile Bankshares Corp. (Banks)	147	7,673
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,813	108,363
MetLife, Inc. (Insurance)	882	35,730
MGIC Investment Corp. (Insurance)	196	13,506
Mills Corp. (Real Estate Investment Trust)	98	6,248

Common Stocks, continued
	Shares	Value
Moneygram International, Inc. (Software)	196	$4,143
Montpelier RE Holdings, Ltd. (Insurance)	98	3,768
Moody’s Corp. (Commercial Services)	245	21,279
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,107	116,981
National City Corp. (Banks)	1,225	45,999
Nationwide Financial Services (Insurance)	98	3,747
New Century Financial Corp. (Real Estate Investment Trust)	98	6,263
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	196	5,308
New York Community Bancorp (Savings & Loans)	490	10,079
North Fork Bancorp, Inc. (Banks)	931	26,859
Northern Trust Corp. (Banks)	392	19,043
Old National Bancorp (Banks)	147	3,801
Old Republic International Corp. (Insurance)	343	8,678
Pan Pacific Retail Properties (Real Estate Investment Trust)	98	6,145
Partnerre, Ltd. (Insurance)	98	6,070
People’s Bank (Savings & Loans)	196	7,622
Plum Creek Timber Company, Inc. (Forest Products & Paper)	392	15,069
PMI Group, Inc. (Insurance)	196	8,183
PNC Financial Services Group (Banks)	588	33,775
Popular, Inc. (Banks)	490	14,127
Principal Financial Group, Inc. (Insurance)	637	26,079
Progressive Corp. (Insurance)	392	33,257
Prologis (Real Estate Investment Trust)	392	16,985
Protective Life Corp. (Insurance)	147	6,275
Providian Financial Corp.* (Diversified Financial Services)	637	10,491
Prudential Financial, Inc. (Insurance)	1,078	59,247
Public Storage, Inc. (Real Estate Investment Trust)	196	10,927
Radian Group, Inc. (Insurance)	196	10,435
Raymond James Financial Corp. (Diversified Financial Services)	147	4,554
Rayonier, Inc. (Forest Products & Paper)	98	4,793
Realty Income Corp. (Real Estate Investment Trust)	98	4,957
Reckson Associates Realty Corp. (Real Estate Investment Trust)	147	4,823
Regency Centers Corp. (Real Estate Investment Trust)	147	8,144
Regions Financial Corp. (Banks)	980	34,878
RenaissanceRe Holdings (Insurance)	147	7,656
SAFECO Corp. (Insurance)	294	15,359
Schwab (Diversified Financial Services)	2,352	28,130
SEI Investments Co. (Software)	147	6,164
Shurgard Storage Centers, Inc.—Class A (Real Estate Investment Trust)	98	4,313
Simon Property Group, Inc. (Real Estate Investment Trust)	441	28,518
Sky Financial Group, Inc. (Banks)	245	7,024
SL Green Realty Corp. (Real Estate Investment Trust)	98	5,934
SLM Corp. (Diversified Financial Services)	931	49,706
South Financial Group, Inc. (Banks)	147	4,782
Sovereign Bancorp, Inc. (Savings & Loans)	735	16,574
St. Joe Co. (Real Estate)	147	9,437
St. Paul Companies, Inc. (Insurance)	1,421	52,676
StanCorp Financial Group, Inc. (Insurance)	49	4,043
State Street Corp. (Banks)	686	33,696

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
SunTrust Banks, Inc. (Banks)	735	$54,302
Synovus Financial Corp. (Banks)	539	15,405
T. Rowe Price Group, Inc. (Diversified Financial Services)	245	15,239
TCF Financial Corp. (Banks)	294	9,449
Thornburg Mortgage Asset Corp. (Real Estate Investment Trust)	196	5,676
Torchmark Corp. (Insurance)	245	13,999
Trizec Properties, Inc. (Real Estate Investment Trust)	196	3,708
U.S. Bancorp (Banks)	3,920	122,774
UCBH Holdings, Inc. (Banks)	98	4,490
UnionBanCal Corp. (Banks)	98	6,319
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	294	7,291
Unitrin, Inc. (Insurance)	98	4,454
UnumProvident Corp. (Insurance)	637	11,428
Valley National Bancorp (Banks)	196	5,419
Ventas, Inc. (Real Estate Investment Trust)	196	5,372
Vornado Realty Trust (Real Estate Investment Trust)	245	18,652
W Holding Co., Inc. (Banks)	147	3,372
W.R. Berkley Corp. (Insurance)	147	6,934
Wachovia Corp. (Banks)	3,380	177,788
Waddell & Reed Financial, Inc. (Diversified Financial Services)	196	4,682
Washington Federal, Inc. (Savings & Loans)	147	3,901
Washington Mutual, Inc. (Savings & Loans)	1,813	76,654
Webster Financial Corp. (Banks)	98	4,963
Weingarten Realty Investors (Real Estate Investment Trust)	147	5,895
Wells Fargo & Co. (Banks)	3,528	219,266
Westamerica Bancorporation (Banks)	49	2,857
Whitney Holding Corp. (Banks)	98	4,409
Willis Group Holdings, Ltd. (Insurance)	294	12,104
Wilmington Trust Corp. (Banks)	147	5,314
XL Capital, Ltd.—Class A (Insurance)	294	22,829
Zions Bancorp (Banks)	196	13,334

TOTAL COMMON STOCKS (Cost $4,342,343)		5,472,676

Repurchase Agreements (27.0%)
	Principal Amount	Value
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $1,965,246 (Collateralized by $2,006,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $2,005,320)	$1,965,000	$1,965,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,965,000)		1,965,000

TOTAL INVESTMENT SECURITIES (Cost $6,307,343)—102.2%		7,437,676
Net other assets (liabilities)—(2.2%)		(162,441)

NET ASSETS—100.0%		$7,275,235

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 1/24/05 (Underlying notional amount at value $5,472,706)	49	$17,715

**	$1,200,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Banks	23.5%
Commercial Services	0.4%
Diversified Financial Services	26.9%
Forest Products & Paper	0.3%
Insurance	15.4%
Real Estate	0.1%
Real Estate Investment Trust	6.1%
Savings & Loans	2.4%
Software	0.1%
Other***	24.8%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.6%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	9,785	$456,470
Abgenix, Inc.* (Pharmaceuticals)	515	5,325
Advanced Medical Optics, Inc.* (Healthcare—Products)	206	8,475
Aetna, Inc. (Healthcare—Services)	927	115,643
Affymetrix, Inc.* (Biotechnology)	412	15,059
Albany Molecular Research, Inc.* (Commercial Services)	103	1,147
Alcon, Inc. (Healthcare—Products)	515	41,509
Alexion Pharmaceuticals, Inc.* (Biotechnology)	206	5,191
Alkermes, Inc.* (Pharmaceuticals)	515	7,256
Allergan, Inc. (Pharmaceuticals)	824	66,802
Alpharma, Inc. (Pharmaceuticals)	206	3,492
American Pharmaceutical Partners, Inc.* (Pharmaceuticals)	206	7,706
AMERIGROUP Corp.* (Healthcare—Services)	206	15,586
Amgen, Inc.* (Biotechnology)	7,931	508,774
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	515	12,030
Applera Corp.—Applied Biosystems Group (Electronics)	1,236	25,845
Applera Corp.—Celera Genomics Group* (Biotechnology)	412	5,665
Apria Healthcare Group, Inc.* (Healthcare—Services)	309	10,182
ArthroCare Corp.* (Healthcare—Products)	103	3,302
Bard (C.R.), Inc. (Healthcare—Products)	618	39,540
Barr Laboratories, Inc.* (Pharmaceuticals)	515	23,453
Bausch & Lomb, Inc. (Healthcare—Products)	309	19,918
Baxter International, Inc. (Healthcare—Products)	3,811	131,632
Beckman Coulter, Inc. (Healthcare—Products)	412	27,600
Becton, Dickinson & Co. (Healthcare—Products)	1,442	81,906
Beverly Enterprises, Inc.* (Healthcare—Services)	721	6,597
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	103	5,909
Biogen Idec, Inc.* (Biotechnology)	2,163	144,077
Biomet, Inc. (Healthcare—Products)	1,442	62,568
Biosite Diagnostics, Inc.* (Healthcare—Products)	103	6,339
Boston Scientific Corp.* (Healthcare—Products)	3,811	135,481
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,154	311,385
Caremark Rx, Inc.* (Pharmaceuticals)	2,884	113,716
Celgene Corp.* (Biotechnology)	1,030	27,326
Cell Genesys, Inc.* (Biotechnology)	309	2,503
Cell Therapeutics, Inc.* (Pharmaceuticals)	309	2,515
Cephalon, Inc.* (Pharmaceuticals)	309	15,722
Charles River Laboratories International, Inc.* (Biotechnology)	412	18,956
Chiron Corp.* (Biotechnology)	721	24,031
CIGNA Corp. (Insurance)	824	67,214
Community Health Systems, Inc.* (Healthcare—Services)	515	14,358
Cooper Companies, Inc. (Healthcare—Products)	206	14,542
Covance, Inc.* (Healthcare—Services)	412	15,965
Coventry Health Care, Inc.* (Healthcare—Services)	515	27,336
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	309	3,655
CuraGen Corp.* (Biotechnology)	206	1,475
CV Therapeutics, Inc.* (Pharmaceuticals)	206	4,738
Cyberonics, Inc.* (Healthcare—Products)	103	2,134
CYTYC Corp.* (Healthcare—Products)	721	19,878
Dade Behring Holdings, Inc.* (Healthcare—Products)	309	17,304

Common Stocks, continued
	Shares	Value
Datascope Corp. (Healthcare—Products)	103	$4,088
DaVita, Inc.* (Healthcare—Services)	618	24,430
Delta & Pine Land Co. (Agriculture)	206	5,620
DENTSPLY International, Inc. (Healthcare—Products)	412	23,154
Diagnostic Products Corp. (Healthcare—Products)	103	5,670
Edwards Lifesciences Corp.* (Healthcare—Products)	412	16,999
Eli Lilly & Co. (Pharmaceuticals)	6,077	344,870
Enzo Biochem, Inc.* (Biotechnology)	206	4,011
Enzon, Inc.* (Biotechnology)	309	4,239
eResearch Technology, Inc.* (Internet)	309	4,898
Express Scripts, Inc.—Class A* (Pharmaceuticals)	412	31,493
First Health Group Corp.* (Commercial Services)	618	11,563
Fisher Scientific International, Inc.* (Electronics)	720	44,914
Forest Laboratories, Inc.* (Pharmaceuticals)	2,266	101,653
Gen-Probe, Inc.* (Healthcare—Products)	309	13,970
Gene Logic, Inc.* (Biotechnology)	206	758
Genentech, Inc.* (Biotechnology)	2,884	157,005
Genzyme Corp.—General Division* (Biotechnology)	1,442	83,737
Gilead Sciences, Inc.* (Pharmaceuticals)	2,678	93,703
Guidant Corp. (Healthcare—Products)	1,957	141,100
Haemonetics Corp.* (Healthcare—Products)	206	7,459
HCA, Inc. (Healthcare—Services)	2,472	98,781
Health Management Associates, Inc.—Class A (Healthcare—Services)	1,442	32,762
Health Net, Inc.* (Healthcare—Services)	721	20,815
Henry Schein, Inc.* (Healthcare—Products)	309	21,519
Hillenbrand Industries, Inc. (Healthcare—Products)	412	22,882
Hospira, Inc.* (Pharmaceuticals)	927	31,055
Human Genome Sciences, Inc.* (Biotechnology)	824	9,904
Humana, Inc.* (Healthcare—Services)	1,030	30,581
ICOS Corp.* (Biotechnology)	412	11,651
IDEXX Laboratories, Inc.* (Healthcare—Products)	206	11,246
ImClone Systems, Inc.* (Pharmaceuticals)	412	18,985
Immunomedics, Inc.* (Biotechnology)	206	626
Impax Laboratories, Inc.* (Pharmaceuticals)	309	4,907
INAMED Corp.* (Healthcare—Products)	206	13,030
Incyte Genomics, Inc.* (Biotechnology)	515	5,145
InterMune, Inc.* (Biotechnology)	206	2,732
Invacare Corp. (Healthcare—Products)	206	9,530
Invitrogen Corp.* (Biotechnology)	309	20,743
IVAX Corp.* (Pharmaceuticals)	1,339	21,183
Johnson & Johnson (Healthcare—Products)	18,540	1,175,806
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,545	19,158
Laboratory Corp. of America Holdings* (Healthcare—Services)	824	41,052
Lexicon Genetics, Inc.* (Biotechnology)	309	2,396
LifePoint Hospitals, Inc.* (Healthcare—Services)	206	7,173
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	412	4,796
Lincare Holdings, Inc.* (Healthcare—Services)	618	26,358
Manor Care, Inc. (Healthcare—Services)	515	18,246
Maxygen, Inc.* (Biotechnology)	206	2,635
Medarex, Inc.* (Pharmaceuticals)	515	5,552
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,648	68,557

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Medicis Pharmaceutical Corp. (Pharmaceuticals)	309	$10,849
MedImmune, Inc.* (Biotechnology)	1,545	41,885
Medtronic, Inc. (Healthcare—Products)	7,519	373,468
Mentor Corp. (Healthcare—Products)	206	6,950
Merck & Co., Inc. (Pharmaceuticals)	13,905	446,907
MGI Pharma, Inc.* (Pharmaceuticals)	412	11,540
Millennium Pharmaceuticals, Inc.* (Biotechnology)	1,957	23,719
Millipore Corp.* (Biotechnology)	309	15,391
Molecular Devices Corp.* (Electronics)	103	2,070
Mylan Laboratories, Inc. (Pharmaceuticals)	1,545	27,316
Myriad Genetics, Inc.* (Biotechnology)	206	4,637
Nabi Biopharmaceuticals* (Pharmaceuticals)	412	6,036
Nektar Therapeutics* (Biotechnology)	515	10,424
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	206	10,156
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	103	1,757
NPS Pharmaceuticals, Inc.* (Pharmaceuticals)	206	3,766
Odyssey Healthcare, Inc.* (Healthcare—Services)	206	2,818
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	206	6,672
Orthodontic Centers of America, Inc.* (Healthcare—Services)	309	1,962
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	309	23,129
Owens & Minor, Inc. (Distribution/Wholesale)	206	5,803
PacifiCare Health Systems, Inc.* (Healthcare—Services)	515	29,108
Par Pharmaceutical Companies, Inc.* (Pharmaceuticals)	206	8,524
PAREXEL International Corp.* (Commercial Services)	206	4,182
Patterson Dental Co.* (Healthcare—Products)	721	31,284
Pediatrix Medical Group, Inc.* (Healthcare—Services)	103	6,597
Perrigo Co. (Pharmaceuticals)	412	7,115
Pfizer, Inc. (Pharmaceuticals)	47,277	1,271,278
Pharmaceutical Product Development, Inc.* (Commercial Services)	309	12,759
PolyMedica Corp. (Healthcare—Products)	206	7,682
Protein Design Labs, Inc.* (Biotechnology)	618	12,768
Province Healthcare Co.* (Healthcare—Services)	309	6,906
PSS World Medical, Inc.* (Healthcare—Products)	412	5,156
Quest Diagnostics, Inc. (Healthcare—Services)	515	49,208
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	206	1,897
Renal Care Group, Inc.* (Healthcare—Services)	412	14,828
ResMed, Inc.* (Healthcare—Products)	206	10,527
Respironics, Inc.* (Healthcare—Products)	206	11,198
Savient Pharmaceuticals, Inc.* (Biotechnology)	412	1,117
Schering-Plough Corp. (Pharmaceuticals)	9,167	191,407
Select Medical Corp. (Healthcare—Services)	618	10,877
Sepracor, Inc.* (Pharmaceuticals)	515	30,576
Sierra Health Services, Inc.* (Healthcare—Services)	103	5,676
St. Jude Medical, Inc.* (Healthcare—Products)	2,266	95,013
STERIS Corp.* (Healthcare—Products)	412	9,773
Stryker Corp. (Healthcare—Products)	1,751	84,486
Sunrise Assisted Living, Inc.* (Healthcare—Services)	103	4,775
Sybron Dental Special, Inc.* (Healthcare—Products)	206	7,288

Common Stocks, continued
	Shares	Value
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	103	$3,505
Techne Corp.* (Healthcare—Products)	206	8,013
Telik, Inc.* (Biotechnology)	309	5,914
Tenet Healthcare Corp.* (Healthcare—Services)	2,884	31,666
The Medicines Co.* (Pharmaceuticals)	309	8,899
Transkaryotic Therapies, Inc* (Biotechnology)	206	5,230
Triad Hospitals, Inc.* (Healthcare—Services)	515	19,163
Trimeris, Inc.* (Pharmaceuticals)	103	1,460
United Therapeutics Corp.* (Pharmaceuticals)	103	4,650
UnitedHealth Group, Inc. (Healthcare—Services)	4,119	362,596
Universal Health Services, Inc.—Class B (Healthcare—Services)	309	13,751
Valeant Pharmaceuticals International (Pharmaceuticals)	515	13,570
Varian Medical Systems, Inc.* (Healthcare—Products)	824	35,630
Vertex Pharmaceuticals, Inc.* (Biotechnology)	515	5,444
Viasys Healthcare, Inc.* (Healthcare—Products)	206	3,914
Vicuron Pharmaceuticals, Inc.* (Pharmaceuticals)	412	7,173
VISX, Inc.* (Healthcare—Products)	309	7,994
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	721	23,656
WellPoint, Inc.* (Healthcare—Services)	1,854	213,210
Wyeth (Pharmaceuticals)	8,343	355,328
Xoma, Ltd.* (Biotechnology)	515	1,334
Zimmer Holdings, Inc.* (Healthcare—Products)	1,545	123,785

TOTAL COMMON STOCKS (Cost $8,955,427)		9,815,517

Repurchase Agreements (27.4%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $3,560,445 (Collateralized by $3,634,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $3,632,767)	$3,560,000	3,560,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,560,000)		3,560,000

TOTAL INVESTMENT SECURITIES (Cost $12,515,427)—103.0%		13,375,517
Net other assets (liabilities)—(3.0%)		(393,663)

NET ASSETS—100.0%		$12,981,854

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 1/24/05 (Underlying notional amount at value $9,815,517)	103	$74,375

**	$2,130,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Agriculture	NM
Biotechnology	9.2%
Commercial Services	0.2%
Distribution/Wholesale	NM
Electronics	0.6%
Healthcare—Products	22.3%
Healthcare—Services	9.9%
Insurance	0.5%
Internet	NM
Pharmaceuticals	32.9%
Other***	24.4%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (74.4%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	924	$75,832
Accenture, Ltd.—Class A* (Commercial Services)	567	15,309
Acuity Brands, Inc. (Miscellaneous Manufacturing)	63	2,003
Acxiom Corp. (Software)	105	2,762
Aeroflex, Inc.* (Telecommunications)	105	1,273
Affiliated Computer Services, Inc.—Class A* (Computers)	147	8,848
AGCO Corp.* (Machinery—Diversified)	126	2,758
Agilent Technologies, Inc.* (Electronics)	567	13,666
Albany International Corp.—Class A (Machinery—Diversified)	42	1,477
Alexander & Baldwin, Inc. (Transportation)	42	1,782
Alliance Data Systems Corp.* (Commercial Services)	63	2,991
Alliant Techsystems, Inc.* (Aerospace/Defense)	42	2,746
Allied Waste Industries, Inc.* (Environmental Control)	252	2,339
American Standard Cos.* (Building Materials)	231	9,545
Ametek, Inc. (Electrical Components & Equipment)	84	2,996
Amphenol Corp.—Class A* (Electronics)	105	3,858
AptarGroup, Inc. (Miscellaneous Manufacturing)	42	2,217
Arkansas Best Corp. (Transportation)	21	943
Armor Holdings, Inc.* (Aerospace/Defense)	42	1,975
Arrow Electronics, Inc.* (Electronics)	147	3,572
Automatic Data Processing, Inc. (Software)	756	33,528
Avnet, Inc.* (Electronics)	147	2,681
AVX Corp. (Electronics)	63	794
Ball Corp. (Packaging & Containers)	126	5,541
Banta Corp. (Commercial Services)	42	1,880
Belden, Inc. (Electrical Components & Equipment)	63	1,462
Bemis Company, Inc. (Packaging & Containers)	147	4,276
Benchmark Electronics, Inc.* (Electronics)	63	2,148
Black Box Corp. (Telecommunications)	21	1,008
Boeing Co. (Aerospace/Defense)	924	47,835
Brink’s Co. (Miscellaneous Manufacturing)	63	2,490
Brunswick Corp. (Leisure Time)	126	6,237
Burlington Northern Santa Fe Corp. (Transportation)	483	22,851
C.H. Robinson Worldwide, Inc. (Transportation)	105	5,830
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	42	2,727
Caterpillar, Inc. (Machinery—Construction & Mining)	441	43,002
Ceridian Corp.* (Computers)	189	3,455
Certegy, Inc. (Software)	84	2,985
CheckFree Corp.* (Internet)	84	3,199
Checkpoint Systems, Inc.* (Electronics)	42	758
Choicepoint, Inc.* (Commercial Services)	105	4,829
Cintas Corp. (Textiles)	168	7,368
Clarcor, Inc. (Miscellaneous Manufacturing)	42	2,300
CNF, Inc. (Transportation)	63	3,156
Cognex Corp. (Machinery—Diversified)	42	1,172
Coherent, Inc.* (Electronics)	42	1,278
Commscope, Inc.* (Telecommunications)	63	1,191
Convergys Corp.* (Commercial Services)	189	2,833
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	126	8,554
Corporate Executive Board (Commercial Services)	42	2,811
Corrections Corp. of America* (Commercial Services)	42	1,699
Crane Co. (Miscellaneous Manufacturing) (Commercial Services)	63	1,817
Crown Holdings, Inc.* (Packaging & Containers)	210	2,885

Common Stocks, continued
	Shares	Value
CSX Corp. (Transportation)	273	$10,942
Cummins, Inc. (Machinery—Diversified)	42	3,519
Danaher Corp. (Miscellaneous Manufacturing)	336	19,290
Deere & Co. (Machinery—Diversified)	315	23,436
Deluxe Corp. (Commercial Services)	63	2,352
Dionex Corp.* (Electronics)	21	1,190
Donaldson Co., Inc. (Miscellaneous Manufacturing)	84	2,737
Donnelley (Commercial Services)	273	9,634
Dover Corp. (Miscellaneous Manufacturing)	252	10,569
Eagle Materials—Class A (Building Materials)	42	3,627
Eaton Corp. (Miscellaneous Manufacturing)	189	13,676
eFunds Corp.* (Software)	63	1,513
EGL, Inc.* (Transportation)	42	1,255
EMCOR Group, Inc.* (Engineering & Construction)	21	949
Emerson Electric Co. (Electrical Components & Equipment)	546	38,275
Engineered Support Systems, Inc. (Aerospace/Defense)	42	2,487
Esterline Technologies Corp.* (Aerospace/Defense)	21	686
Expeditors International of Washington, Inc. (Transportation)	126	7,041
FedEx Corp. (Transportation)	378	37,229
First Data Corp. (Software)	1,092	46,453
Fiserv, Inc.* (Software)	252	10,127
Flextronics International, Ltd.* (Electronics)	714	9,867
FLIR Systems, Inc.* (Electronics)	42	2,679
Florida Rock Industries, Inc. (Building Materials)	42	2,500
Flowserve Corp.* (Machinery—Diversified)	63	1,735
Fluor Corp. (Engineering & Construction)	105	5,724
Fortune Brands, Inc. (Household Products/Wares)	189	14,587
FTI Consulting, Inc.* (Commercial Services)	63	1,327
GATX Corp. (Trucking & Leasing)	63	1,862
General Dynamics Corp. (Aerospace/Defense)	210	21,966
General Electric Co. (Miscellaneous Manufacturing)	13,545	494,392
General Maritime Corp* (Transportation)	42	1,678
Georgia Pacific Corp. (Forest Products & Paper)	294	11,020
Global Payments, Inc. (Software)	42	2,459
Goodrich Corp. (Aerospace/Defense)	147	4,798
Graco, Inc. (Machinery—Diversified)	84	3,137
Graftech International, Ltd.* (Electrical Components & Equipment)	126	1,192
Grainger (Distribution/Wholesale)	105	6,996
Granite Construction, Inc. (Engineering & Construction)	42	1,117
Harsco Corp. (Miscellaneous Manufacturing)	63	3,512
Hewitt Associates, Inc.* (Commercial Services)	63	2,017
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,008	35,693
Hubbell, Inc.—Class B (Electrical Components & Equipment)	63	3,295
Hughes Supply, Inc. (Distribution/Wholesale)	84	2,717
IDEX Corp. (Machinery—Diversified)	63	2,552
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	336	31,140
IMS Health, Inc. (Software)	294	6,824
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	231	18,549
Ionics, Inc.* (Environmental Control)	21	910
Iron Mountain, Inc.* (Commercial Services)	147	4,482
ITT Industries, Inc. (Miscellaneous Manufacturing)	126	10,641

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
J.B. Hunt Transport Services, Inc. (Transportation)	84	$3,767
Jabil Circuit, Inc.* (Electronics)	210	5,372
Jacobs Engineering Group, Inc.* (Engineering & Construction)	63	3,011
Jacuzzi Brands, Inc* (Miscellaneous Manufacturing)	105	914
Joy Global, Inc. (Machinery—Construction & Mining)	63	2,736
Kansas City Southern Industries, Inc.* (Transportation)	84	1,489
Kaydon Corp. (Metal Fabricate/Hardware)	42	1,387
KEMET Corp.* (Electronics)	105	940
Kennametal, Inc. (Hand/Machine Tools)	42	2,090
L-3 Communications Holdings, Inc. (Aerospace/Defense)	147	10,766
Lafarge Corp. (Building Materials)	42	2,155
Landstar System, Inc.* (Transportation)	42	3,093
Littelfuse, Inc.* (Electrical Components & Equipment)	21	717
Lockheed Martin Corp. (Aerospace/Defense)	462	25,664
Louisiana-Pacific Corp. (Forest Products & Paper)	126	3,369
Manitowoc Co. (Machinery—Diversified)	42	1,581
Manpower, Inc. (Commercial Services)	126	6,086
Martin Marietta Materials (Building Materials)	63	3,381
Masco Corp. (Building Materials)	567	20,713
MDU Resources Group, Inc. (Electric)	147	3,922
Mettler Toledo International, Inc* (Electrical Components & Equipment)	63	3,233
Molex, Inc. (Electrical Components & Equipment)	84	2,520
Molex, Inc., Class A (Electrical Components & Equipment)	105	2,798
Monster Worldwide, Inc.* (Internet)	126	4,238
MPS Group, Inc.* (Commercial Services)	126	1,545
MSC Industrial Direct Co.—Class A (Retail)	63	2,267
Mueller Industries, Inc. (Metal Fabricate/Hardware)	42	1,352
Navigant Consulting Co.* (Commercial Services)	63	1,676
Navistar International Corp.* (Auto Manufacturers)	84	3,694
NCO Group, Inc.* (Commercial Services)	42	1,086
NDCHealth Corp. (Software)	42	781
Nordson Corp. (Machinery—Diversified)	42	1,683
Norfolk Southern Corp. (Transportation)	504	18,240
Northrop Grumman Corp. (Aerospace/Defense)	462	25,114
OMI Corp. (Transportation)	126	2,123
Oshkosh Truck Corp. (Auto Manufacturers)	42	2,872
Overseas Shipholding Group, Inc. (Transportation)	42	2,318
Owens-Illinois, Inc.* (Packaging & Containers)	126	2,854
PACCAR, Inc. (Auto Manufacturers)	231	18,591
Packaging Corp. of America (Packaging & Containers)	84	1,978
Pactiv Corp.* (Packaging & Containers)	189	4,780
Pall Corp. (Miscellaneous Manufacturing)	168	4,864
Parker Hannifin Corp. (Miscellaneous Manufacturing)	147	11,134
Paychex, Inc. (Commercial Services)	441	15,029
PerkinElmer, Inc. (Electronics)	147	3,306
Power-One, Inc.* (Electrical Components & Equipment)	84	749
Powerwave Technologies, Inc.* (Telecommunications)	126	1,068
Precision Castparts Corp. (Metal Fabricate/Hardware)	84	5,517
Quanta Services, Inc.* (Commercial Services)	126	1,008
Raytheon Co. (Aerospace/Defense)	588	22,832
Republic Services, Inc. (Environmental Control)	168	5,635
Robert Half International, Inc. (Commercial Services)	231	6,798

Common Stocks, continued
	Shares	Value
Rockwell Collins, Inc. (Aerospace/Defense)	210	$8,282
Rockwell International Corp. (Machinery—Diversified)	210	10,406
Roper Industries, Inc. (Miscellaneous Manufacturing)	63	3,829
Ryder System, Inc. (Transportation)	84	4,013
Sanmina-SCI Corp.* (Electronics)	672	5,692
Sealed Air Corp.* (Packaging & Containers)	105	5,593
Shaw Group, Inc.* (Engineering & Construction)	84	1,499
Sherwin-Williams Co. (Chemicals)	147	6,561
Smurfit-Stone Container Corp.* (Packaging & Containers)	315	5,885
Solectron Corp.* (Electronics)	1,239	6,604
Sonoco Products Co. (Packaging & Containers)	126	3,736
SPX Corp. (Miscellaneous Manufacturing)	105	4,206
Stericycle, Inc.* (Environmental Control)	63	2,895
Swift Transportation Co., Inc.* (Transportation)	63	1,353
Symbol Technologies, Inc. (Electronics)	315	5,450
Taser International Inc* (Electrical Components & Equipment)	63	1,990
Technitrol, Inc.* (Electronics)	42	764
Tektronix, Inc. (Electronics)	126	3,806
Teleflex, Inc. (Miscellaneous Manufacturing)	42	2,181
Temple-Inland, Inc. (Forest Products & Paper)	63	4,309
Terex Corp.* (Machinery—Construction & Mining)	63	3,002
Tetra Tech, Inc.* (Environmental Control)	63	1,055
Texas Industries, Inc. (Building Materials)	21	1,310
Textron, Inc. (Miscellaneous Manufacturing)	147	10,849
Thermo Electron Corp.* (Electronics)	210	6,340
Thomas & Betts Corp.* (Electronics)	84	2,583
Timken Co. (Metal Fabricate/Hardware)	105	2,732
Titan Corp.* (Aerospace/Defense)	105	1,701
Toro Co. (Housewares)	21	1,708
Total System Services (Software)	42	1,021
Trimble Navigation, Ltd.* (Electronics)	63	2,082
Trinity Industries, Inc. (Miscellaneous Manufacturing)	42	1,431
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,583	92,315
Union Pacific Corp. (Transportation)	336	22,596
United Defense Industries, Inc.* (Aerospace/Defense)	63	2,977
United Parcel Service, Inc.—Class B (Transportation)	735	62,813
United Rentals, Inc.* (Commercial Services)	84	1,588
United Technologies Corp. (Aerospace/Defense)	651	67,282
USF Corp. (Transportation)	42	1,594
USG CORP.* (Building Materials)	42	1,691
Varian, Inc.* (Electronics)	42	1,722
Vishay Intertechnology, Inc.* (Electronics)	189	2,839
Vulcan Materials Co. (Building Materials)	105	5,734
Wabash National Corp.* (Auto Manufacturers)	42	1,131
Waste Connections, Inc.* (Environmental Control)	63	2,158
Waste Management, Inc. (Environmental Control)	735	22,005
Waters Corp.* (Electronics)	147	6,878
WebMD Corp.* (Internet)	399	3,256
Werner Enterprises, Inc. (Transportation)	63	1,426
Yellow Roadway Corp.* (Transportation)	63	3,510
York International Corp. (Building Materials)	63	2,176

TOTAL COMMON STOCKS (Cost $2,078,237)		2,071,222

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (26.2%)
	Principal Amount	Value
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $729,091 (Collateralized by $744,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $743,748)	$729,000	$729,000

TOTAL REPURCHASE AGREEMENTS (Cost $729,000)		729,000

TOTAL INVESTMENT SECURITIES (Cost $2,807,237)—100.6%		2,800,222
Net other assets (liabilities)—(0.6%)		(17,476)

NET ASSETS—100.0%		$2,782,746

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap based on the Dow Jones U.S. Industrials Index expiring 1/24/05 (Underlying notional amount at value $2,071,063)	7,605	$(9,005)

*	Non-income producing security

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Aerospace/Defense	8.9%
Auto Manufacturers	0.9%

Industry	Percentage of Net Assets
Building Materials	1.9%
Chemicals	0.2%
Commercial Services	3.1%
Computers	0.4%
Distribution/Wholesale	0.3%
Electric	0.1%
Electrical Components & Equipment	2.1%
Electronics	3.5%
Engineering & Construction	0.4%
Environmental Control	1.3%
Forest Products & Paper	0.7%
Hand/Machine Tools	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Internet	0.4%
Leisure Time	0.2%
Machinery—Construction & Mining	1.8%
Machinery—Diversified	1.9%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	31.4%
Packaging & Containers	1.3%
Retail	0.1%
Software	3.9%
Telecommunications	0.2%
Textiles	0.3%
Transportation	7.9%
Trucking & Leasing	0.1%
Other**	25.6%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.1%)
	Shares	Value
Agile Software Corp.* (Internet)	35,760	$292,159
Akamai Technologies, Inc.* (Internet)	88,208	1,149,350
Amazon.com, Inc.* (Internet)	219,328	9,714,038
Ameritrade Holding Corp.—Class A* (Diversified Financial Services)	213,368	3,034,093
Ariba, Inc.* (Internet)	46,487	771,684
Ask Jeeves, Inc.* (Internet)	42,912	1,147,896
Autobytel, Inc.* (Internet)	32,184	194,391
BEA Systems, Inc.* (Software)	288,464	2,555,791
Check Point Software Technologies, Ltd.* (Internet)	134,696	3,317,562
CheckFree Corp.* (Internet)	48,872	1,861,046
CMGI, Inc.* (Internet)	258,664	659,593
CNET Networks, Inc.* (Internet)	98,936	1,111,051
Digital Insight Corp.* (Internet)	25,032	460,589
Digital River, Inc.* (Internet)	23,840	991,982
DoubleClick, Inc.* (Internet)	88,208	686,258
E*TRADE Group Inc.* (Diversified Financial Services)	272,968	4,080,872
EarthLink, Inc.* (Internet)	108,472	1,249,597
eBay, Inc.* (Internet)	76,288	8,870,769
Google, Inc.* (Internet)	27,416	5,294,030
Infospace, Inc.* (Internet)	21,456	1,020,233
InterActiveCorp* (Internet)	346,872	9,580,606
Internet Security Systems, Inc.* (Internet)	32,184	748,278
Interwoven, Inc.* (Internet)	27,416	298,286
J2 Global Communications, Inc.* (Internet)	17,880	616,860
Looksmart, Ltd.* (Internet)	71,520	156,629
Macromedia, Inc.* (Internet)	52,448	1,632,182
Monster Worldwide, Inc.* (Internet)	78,672	2,646,526
Overstock.com, Inc.* (Internet)	9,536	657,984
PRICELINE.COM, Inc.* (Internet)	17,880	421,789
RealNetworks, Inc.* (Internet)	83,440	552,373
Siebel Systems, Inc.* (Software)	337,336	3,542,028
Tibco Software, Inc.* (Internet)	128,736	1,717,338
United Online, Inc.* (Internet)	47,680	549,750
ValueClick, Inc.* (Internet)	59,600	794,468
VeriSign, Inc.* (Internet)	190,720	6,392,934
Vignette Corp.* (Internet)	216,944	301,552
WebMD Corp.* (Internet)	232,440	1,896,710
webMethods, Inc.* (Internet)	40,528	292,207
Websense, Inc.* (Internet)	17,880	906,874
Yahoo!, Inc.* (Internet)	234,824	8,848,168

TOTAL COMMON STOCKS (Cost $71,800,460)		91,016,526

Repurchase Agreements (23.0%)
	Principal Amount	Value
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $27,949,493 (Collateralized by $28,516,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $28,506,326)	$27,946,000	$27,946,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,946,000)		27,946,000

TOTAL INVESTMENT SECURITIES (Cost $99,746,460)—98.1%		118,962,526
Net other assets (liabilities)—1.9%		2,343,996

NET ASSETS—100.0%		$121,306,522

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 1/25/05 (Underlying notional amount at value $90,820,600)	1,058,639	$2,732,633

**	$18,600,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Diversified Financial Services	5.9%
Internet	64.2%
Software	5.0%
Other***	24.9%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (74.8%)
	Shares	Value
Alltel Corp. (Telecommunications)	303,110	$17,810,744
Nextel Communications, Inc.—Class A* (Telecommunications)	1,059,102	31,773,059
Nextel Partners, Inc.—Class A* (Telecommunications)	39,226	766,476
NII Holdings, Inc.—Class B* (Telecommunications)	57,056	2,707,307
Telephone & Data Systems, Inc. (Telecommunications)	49,924	3,841,652
US Cellular Corp.* (Telecommunications)	14,264	638,457
Western Wireless Corp.—Class A* (Telecommunications)	74,886	2,194,160

TOTAL COMMON STOCKS (Cost $52,621,886)		59,731,855

Repurchase Agreements (24.1%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $19,202,400 (Collateralized by $19,592,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $19,585,354)	$19,200,000	19,200,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,200,000)		19,200,000

TOTAL INVESTMENT SECURITIES (Cost $71,821,886)—98.9%		78,931,855
Net other assets (liabilities)—1.1%		847,690

NET ASSETS—100.0%		$79,779,545

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 1/24/05 (Underlying notional amount at value $59,379,242)	1,848	$483,230

**	$9,000,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries as of December 31, 2004:

Industry	Percentage of Net Assets
Telecommunications	74.8%
Other***	25.2%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.2%)
	Shares	Value
Amerada Hess Corp. (Oil & Gas)	3,590	$295,744
Anadarko Petroleum Corp. (Oil & Gas)	11,488	744,537
Apache Corp. (Oil & Gas)	14,719	744,340
Atwood Oceanics, Inc.* (Oil & Gas)	718	37,408
Baker Hughes, Inc. (Oil & Gas Services)	15,078	643,378
BJ Services Co. (Oil & Gas Services)	7,180	334,157
Burlington Resources, Inc. (Oil & Gas)	17,950	780,825
Cabot Oil & Gas Corp. (Oil & Gas)	1,436	63,543
Cal Dive International, Inc.* (Oil & Gas Services)	1,795	73,146
Chesapeake Energy Corp. (Oil & Gas)	12,206	201,399
ChevronTexaco Corp. (Oil & Gas)	96,930	5,089,793
Cimarex Energy Co.* (Oil & Gas)	1,795	68,031
ConocoPhillips (Oil & Gas)	28,361	2,462,586
Cooper Cameron Corp.* (Oil & Gas Services)	2,513	135,225
Core Laboratories N.V.* (Oil & Gas Services)	1,077	25,148
Denbury Resources, Inc.* (Oil & Gas)	2,513	68,982
Devon Energy Corp. (Oil & Gas)	20,822	810,392
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,872	115,024
Dynegy, Inc.—Class A* (Pipelines)	12,565	58,050
El Paso Corp. (Pipelines)	28,002	291,221
Ensco International, Inc. (Oil & Gas)	6,821	216,499
EOG Resources, Inc. (Oil & Gas)	5,385	384,274
Exxon Mobil Corp. (Oil & Gas)	297,252	15,237,137
FMC Technologies, Inc.* (Oil & Gas Services)	2,872	92,478
Forest Oil Corp.* (Oil & Gas)	2,154	68,325
Global Industries, Ltd.* (Oil & Gas Services)	3,590	29,761
GlobalSantaFe Corp. (Oil & Gas)	8,616	285,276
Grant Prideco, Inc.* (Oil & Gas Services)	5,744	115,167
Grey Wolf, Inc.* (Oil & Gas)	7,898	41,622
Halliburton Co. (Oil & Gas Services)	20,104	788,881
Hanover Compressor Co.* (Oil & Gas Services)	3,231	45,654
Helmerich & Payne, Inc. (Oil & Gas)	2,154	73,322
Houston Exploration Co.* (Oil & Gas)	1,436	80,861
Input/Output, Inc.* (Oil & Gas Services)	3,231	28,562
Kerr-McGee Corp. (Oil & Gas)	5,744	331,946
Key Energy Group* (Oil & Gas Services)	6,103	72,015
Kinder Morgan, Inc. (Pipelines)	4,308	315,044
Lone Star Technologies, Inc.* (Oil & Gas Services)	1,436	48,049
Marathon Oil Corp. (Oil & Gas)	15,796	594,088
Maverick Tube Corp.* (Oil & Gas Services)	1,795	54,389
McDermott International, Inc.* (Engineering & Construction)	2,513	46,139
Murphy Oil Corp. (Oil & Gas)	3,949	317,697
Nabors Industries, Ltd.* (Oil & Gas)	6,821	349,849
National-Oilwell, Inc.* (Oil & Gas Services)	3,949	139,360
Newfield Exploration Co.* (Oil & Gas)	2,872	169,592
Newpark Resources, Inc.* (Oil & Gas Services)	3,949	20,337
Noble Corp.* (Oil & Gas)	6,103	303,563
Noble Energy, Inc. (Oil & Gas)	2,513	154,952
Occidental Petroleum Corp. (Oil & Gas)	17,950	1,047,562
Oceaneering International, Inc.* (Oil & Gas Services)	1,077	40,194
Offshore Logistics, Inc.* (Transportation)	1,077	34,970
OGE Energy Corp. (Electric)	3,949	104,688
Parker Drilling Co.* (Oil & Gas)	4,308	16,930
Patina Oil & Gas Corp. (Oil & Gas)	2,872	107,700
Patterson-UTI Energy, Inc. (Oil & Gas)	7,539	146,634
Pioneer Natural Resources Co. (Oil & Gas)	6,461	226,781
Plains Exploration & Production Co.* (Oil & Gas)	3,590	93,340

Common Stocks, continued
	Shares	Value
Pogo Producing Co. (Oil & Gas)	2,513	$121,855
Premcor, Inc. (Oil & Gas)	3,590	151,390
Pride International, Inc.* (Oil & Gas)	5,385	110,608
Rowan Companies, Inc.* (Oil & Gas)	5,026	130,173
Schlumberger, Ltd. (Oil & Gas Services)	26,925	1,802,630
SEACOR SMIT, Inc.* (Oil & Gas Services)	718	38,341
Smith International, Inc.* (Oil & Gas Services)	4,667	253,931
Southwestern Energy Co.* (Oil & Gas)	1,795	90,989
Stone Energy Corp.* (Oil & Gas)	1,077	48,562
Sunoco, Inc. (Oil & Gas)	3,590	293,339
Superior Energy Services, Inc.* (Oil & Gas Services)	3,590	55,322
Tesoro Petroleum Corp.* (Oil & Gas)	2,872	91,502
Tidewater, Inc. (Oil & Gas Services)	2,513	89,488
Transocean Sedco Forex, Inc.* (Oil & Gas)	14,719	623,938
Unit Corp.* (Oil & Gas)	1,795	68,587
Unocal Corp. (Oil & Gas)	12,206	527,787
Valero Energy Corp. (Oil & Gas)	11,488	521,555
Varco International, Inc.* (Oil & Gas Services)	4,308	125,578
Veritas DGC, Inc.* (Oil & Gas Services)	1,436	32,181
Vintage Petroleum, Inc. (Oil & Gas)	2,513	57,020
Weatherford International, Ltd.* (Oil & Gas Services)	6,103	313,084
Western Gas Resources, Inc. (Pipelines)	2,513	73,505
Williams Companies, Inc. (Pipelines)	23,694	385,976
XTO Energy, Inc. (Oil & Gas)	11,847	419,147

TOTAL COMMON STOCKS (Cost $33,020,594)		41,693,055

Repurchase Agreements (26.3%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $14,577,822 (Collateralized by $14,873,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $14,867,955)	$14,576,000	14,576,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,576,000)		14,576,000

TOTAL INVESTMENT SECURITIES (Cost $47,596,594)—101.5%		56,269,055
Net other assets (liabilities)—(1.5%)		(806,727)

NET ASSETS—100.0%		$55,462,328

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 1/25/05 (Underlying notional amount at value $41,669,255)	130,314	$(390,474)

**	$4,800,000 of the market value of this security is held as collateral with the custodian for swap agreements.

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Electric	0.2%
Engineering & Construction	0.1%
Oil & Gas	63.1%
Oil & Gas Services	9.7%
Pipelines	2.0%
Transportation	0.1%
Other***	24.8%

***	Including debt securities, repurchase agreements, options purchased and repurchase agreements.

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.2%)
	Shares	Value
Alkermes, Inc.* (Pharmaceuticals)	1,431	$20,163
Allergan, Inc. (Pharmaceuticals)	2,067	167,572
Alpharma, Inc. (Pharmaceuticals)	636	10,780
American Pharmaceutical Partners, Inc.* (Pharmaceuticals)	636	23,793
Barr Laboratories, Inc.* (Pharmaceuticals)	1,431	65,168
Bristol-Myers Squibb Co. (Pharmaceuticals)	30,369	778,054
Cephalon, Inc.* (Pharmaceuticals)	954	48,540
Eli Lilly & Co. (Pharmaceuticals)	15,105	857,209
Forest Laboratories, Inc.* (Pharmaceuticals)	5,724	256,779
Hospira, Inc.* (Pharmaceuticals)	2,385	79,898
Impax Laboratories, Inc.* (Pharmaceuticals)	795	12,625
IVAX Corp.* (Pharmaceuticals)	3,339	52,823
Johnson & Johnson (Healthcare-Products)	46,269	2,934,380
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,816	47,318
Medicis Pharmaceutical Corp. (Pharmaceuticals)	795	27,912
Merck & Co., Inc. (Pharmaceuticals)	34,662	1,114,036
MGI Pharma, Inc.* (Pharmaceuticals)	1,113	31,175
Mylan Laboratories, Inc. (Pharmaceuticals)	3,816	67,467
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	318	5,425
Par Pharmaceutical Companies, Inc.* (Pharmaceuticals)	477	19,738
Perrigo Co. (Pharmaceuticals)	954	16,476
Pfizer, Inc. (Pharmaceuticals)	117,819	3,168,152
Schering-Plough Corp. (Pharmaceuticals)	22,896	478,068
Sepracor, Inc.* (Pharmaceuticals)	1,431	84,958
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	318	10,822
The Medicines Co.* (Pharmaceuticals)	636	18,317
Valeant Pharmaceuticals International (Pharmaceuticals)	1,272	33,517
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,749	57,385
Wyeth (Pharmaceuticals)	20,829	887,107

TOTAL COMMON STOCKS (Cost $10,522,556)		11,375,657

Repurchase Agreements (26.8%)
	Principal Amount	Value
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $4,059,507 (Collateralized by $4,142,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $4,140,595)	$4,059,000	$4,059,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,059,000)		4,059,000

TOTAL INVESTMENT SECURITIES (Cost $14,581,556)—102.0%		15,434,657
Net other assets (liabilities)—(2.0%)		(300,376)

NET ASSETS—100.0%		$15,134,281

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 1/25/05 (Underlying notional amount at value $11,368,396)	44,225	$66,747

**	$1,260,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Healthcare—Products	19.4%
Pharmaceuticals	55.8%
Other***	24.8%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Precious Metals UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (99.8%)
	Principal Amount	Value
UBS*, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $51,721,464 (Collateralized by $52,768,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $52,750,099)	$51,715,000	$51,715,000

TOTAL REPURCHASE AGREEMENTS (Cost $51,715,000)		51,715,000

TOTAL INVESTMENT SECURITIES (Cost $51,715,000)—99.8%		51,715,000
Net other assets (liabilities)—0.2%		118,950

NET ASSETS—100.0%		$51,833,950

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 1/25/05 (Underlying notional amount at value $77,406,238)	377,555	$68,574

*	$8,100,000 of the market value of this security is held as collateral with the custodian for swap agreements.

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.1%)
	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	3,016	$224,451
AMB Property Corp. (REIT)	13,224	534,117
American Financial Realty Trust (REIT)	17,632	285,286
Annaly Mortgage Management, Inc. (REIT)	19,256	377,803
Apartment Investment & Management Co.—Class A (REIT)	15,080	581,183
Archstone-Smith Trust (REIT)	31,088	1,190,670
Arden Realty Group, Inc. (REIT)	10,440	393,797
Avalonbay Communities, Inc. (REIT)	11,368	856,010
Boston Properties, Inc. (REIT)	17,168	1,110,255
Brandywine Realty Trust (REIT)	8,584	252,284
BRE Properties, Inc.—Class A (REIT)	7,888	317,965
Camden Property Trust (REIT)	6,264	319,464
Capital Automotive (REIT)	6,960	247,254
Carr America Realty Corp. (REIT)	8,584	283,272
Catellus Development Corp. (REIT)	13,920	425,952
CBL & Associates Properties, Inc. (REIT)	4,640	354,264
Centerpoint Properties Corp. (REIT)	7,656	366,646
Colonial Properties Trust (REIT)	4,408	173,102
Cousins Properties, Inc. (REIT)	6,264	189,611
Crescent Real Estate Equities Co. (REIT)	15,776	288,070
CRT Properties, Inc. (REIT)	4,872	116,246
Developers Diversified Realty Corp. (REIT)	16,240	720,569
Duke-Weeks Realty Corp. (REIT)	22,736	776,207
Equity Inns, Inc. (REIT)	7,888	92,605
Equity Lifestyle Properties, Inc. (REIT)	3,248	116,116
Equity Office Properties Trust (REIT)	64,264	1,871,368
Equity Residential Properties Trust (REIT)	44,544	1,611,602
Essex Property Trust, Inc. (REIT)	3,248	272,182
Federal Realty Investment Trust (REIT)	8,352	431,381
FelCor Lodging Trust, Inc.* (REIT)	7,424	108,762
First Industrial Realty Trust, Inc. (REIT)	6,496	264,582
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	22,736	440,851
Gables Residential Trust (REIT)	4,640	166,066
General Growth Properties, Inc. (REIT)	34,800	1,258,368
Glenborough Realty Trust, Inc. (REIT)	5,104	108,613
Health Care Property Investors, Inc. (REIT)	21,112	584,591
Health Care REIT, Inc. (REIT)	8,120	309,778
Healthcare Realty Trust, Inc. (REIT)	7,424	302,157
Highwoods Properties, Inc. (REIT)	8,584	237,777
Home Properties Of New York, Inc. (REIT)	5,336	229,448
Hospitality Properties Trust (REIT)	9,976	458,896
Host Marriott Corp. (REIT)	51,040	882,992
HRPT Properties Trust (REIT)	28,304	363,140
IMPAC Mortgage Holdings, Inc.* (REIT)	11,832	268,231
iStar Financial, Inc. (REIT)	17,632	798,024
Kilroy Realty Corp. (REIT)	4,640	198,360
Kimco Realty Corp. (REIT)	15,080	874,489
Liberty Property Trust (REIT)	13,456	581,299
LNR Property Corp. (Real Estate)	3,248	204,332
Macerich Co. (REIT)	9,512	597,354
Mack-Cali Realty Corp. (REIT)	9,744	448,516
MeriStar Hospitality Corp.* (REIT)	13,920	116,232
Mills Corp. (REIT)	8,584	547,316
Nationwide Health Properties, Inc. (REIT)	10,672	253,460
New Century Financial Corp. (REIT)	7,656	489,295
New Plan Excel Realty Trust, Inc. (REIT)	16,240	439,779
Novastar Financial, Inc. (REIT)	4,176	206,712
Pan Pacific Retail Properties (REIT)	6,496	407,299
Pennsylvania REIT (REIT)	5,336	228,381

Common Stocks, continued
	Shares	Value
Plum Creek Timber Company, Inc. (Forest Products & Paper)	29,232	$1,123,678
Post Properties, Inc. (REIT)	6,264	218,614
Prentiss Properties Trust (REIT)	6,264	239,285
Prologis (REIT)	29,000	1,256,570
Public Storage, Inc. (REIT)	13,920	776,040
Rayonier, Inc. (Forest Products & Paper)	7,888	385,802
Realty Income Corp. (REIT)	6,264	316,833
Reckson Associates Realty Corp. (REIT)	12,760	418,656
Redwood Trust, Inc. (REIT)	3,712	230,478
Regency Centers Corp. (REIT)	9,744	539,818
Shurgard Storage Centers, Inc.— Class A (REIT)	7,424	326,730
Simon Property Group, Inc. (REIT)	35,264	2,280,522
SL Green Realty Corp. (REIT)	6,264	379,285
St. Joe Co. (Real Estate)	11,136	714,931
Taubman Centers, Inc. (REIT)	7,424	222,349
Thornburg Mortgage Asset Corp. (REIT)	13,224	382,967
Trizec Properties, Inc. (REIT)	14,616	276,535
United Dominion Realty Trust, Inc. (REIT)	21,112	523,578
Ventas, Inc. (REIT)	13,456	368,829
Vornado Realty Trust (REIT)	18,792	1,430,635
Washington REIT (REIT)	6,728	227,877
Weingarten Realty Investors (REIT)	12,760	511,676

TOTAL COMMON STOCKS (Cost $34,277,024)		40,306,520

Repurchase Agreements (25.8%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $13,818,727 (Collateralized by $14,099,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $14,094,217)	$13,817,000	13,817,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,817,000)		13,817,000

TOTAL INVESTMENT SECURITIES (Cost $48,094,024)—100.9%		54,123,520
Net other assets (liabilities)—(0.9%)		(471,191)

NET ASSETS—100.0%		$53,652,329

*	Non-income producing security
REIT	Real Estate Investment Trust

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 1/24/05 (Underlying notional amount at value $40,075,826)	232	$570,128

**	$6,700,000 of the market value of this security is held as collateral with the custodian for swap agreements.

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Diversified Financial Services	0.8%
Forest Products & Paper	2.8%
Real Estate Investment Trust	69.8%
Real Estate	1.7%
Other***	24.9%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.1%)
	Shares	Value
Actel Corp.* (Semiconductors)	1,626	$28,520
Advanced Micro Devices, Inc.* (Semiconductors)	23,577	519,166
Agere Systems, Inc.—Class A* (Semiconductors)	52,845	72,398
Agere Systems, Inc.—Class B* (Semiconductors)	59,349	80,121
Altera Corp.* (Semiconductors)	24,390	504,873
Amkor Technology, Inc.* (Semiconductors)	5,691	38,016
Analog Devices, Inc. (Semiconductors)	24,390	900,478
Applied Materials, Inc.* (Semiconductors)	110,568	1,890,712
Applied Micro Circuits Corp.* (Semiconductors)	20,325	85,568
Asyst Technologies, Inc.* (Semiconductors)	3,252	16,553
Atmel Corp.* (Semiconductors)	29,268	114,731
ATMI, Inc.* (Semiconductors)	2,439	54,951
Axcelis Technologies, Inc.* (Semiconductors)	6,504	52,878
Broadcom Corp.—Class A* (Semiconductors)	17,073	551,116
Brooks Automation, Inc.* (Semiconductors)	3,252	55,999
Cabot Microelectronics Corp.* (Chemicals)	1,626	65,121
Cirrus Logic, Inc.* (Semiconductors)	4,878	26,878
Cohu, Inc. (Semiconductors)	1,626	30,179
Conexant Systems, Inc.* (Semiconductors)	30,080	59,859
Credence Systems Corp.* (Semiconductors)	6,504	59,512
Cree Research, Inc.* (Semiconductors)	4,878	195,510
Cymer, Inc.* (Electronics)	2,439	72,048
Cypress Semiconductor Corp.* (Semiconductors)	8,130	95,365
DSP Group, Inc.* (Semiconductors)	1,626	36,309
DuPont Photomasks, Inc.* (Semiconductors)	813	21,471
ESS Technology, Inc.* (Semiconductors)	2,439	17,341
Exar Corp.* (Semiconductors)	2,439	34,609
Fairchild Semiconductor International, Inc.* (Semiconductors)	8,130	132,194
Freescale Semiconductor, Inc.—Class A* (Semiconductors)	8,130	144,877
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	17,073	313,460
Helix Technology Corp. (Semiconductors)	1,626	28,276
Integrated Circuit Systems, Inc.* (Semiconductors)	4,878	102,048
Integrated Device Technology, Inc.* (Semiconductors)	7,317	84,585
Intel Corp. (Semiconductors)	419,508	9,812,291
Interdigital Communications Corp.* (Telecommunications)	3,252	71,869
International Rectifier Corp.* (Semiconductors)	4,065	181,177
Intersil Corp.—Class A (Semiconductors)	8,943	149,706
KLA-Tencor Corp.* (Semiconductors)	13,008	605,913
Kopin Corp.* (Semiconductors)	4,878	18,878
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,252	28,032
Lam Research Corp.* (Semiconductors)	8,943	258,542
Lattice Semiconductor Corp.* (Semiconductors)	7,317	41,707
Linear Technology Corp. (Semiconductors)	20,325	787,797
LSI Logic Corp.* (Semiconductors)	25,203	138,112
LTX Corp.* (Semiconductors)	4,065	31,260
M-Systems Flash Disk Pioneers, Ltd.* (Computers)	2,439	48,097
Marvell Technology Group, Ltd.* (Semiconductors)	12,195	432,557
Maxim Integrated Products, Inc. (Semiconductors)	21,138	896,040

Common Stocks, continued
	Shares	Value
Micrel, Inc.* (Semiconductors)	4,065	$44,796
Microchip Technology, Inc. (Semiconductors)	13,821	368,468
Micron Technology, Inc.* (Semiconductors)	39,837	491,987
Mindspeed Technologies, Inc.* (Semiconductors)	6,504	18,081
Mykrolis Corp.* (Semiconductors)	2,439	34,561
National Semiconductor Corp. (Semiconductors)	23,577	423,207
Novellus Systems, Inc.* (Semiconductors)	8,943	249,420
NVIDIA Corp.* (Semiconductors)	10,569	249,006
OmniVision Technologies, Inc.* (Semiconductors)	4,065	74,593
Photronics, Inc.* (Semiconductors)	1,626	26,829
PMC-Sierra, Inc.* (Semiconductors)	11,382	128,048
Power Integrations, Inc.* (Semiconductors)	1,626	32,162
QLogic Corp.* (Semiconductors)	6,504	238,892
Rambus, Inc.* (Semiconductors)	6,504	149,592
RF Micro Devices, Inc.* (Telecommunications)	12,195	83,414
SanDisk Corp.* (Computers)	10,569	263,908
Semtech Corp.* (Semiconductors)	4,878	106,682
Silicon Image, Inc.* (Semiconductors)	4,878	80,292
Silicon Laboratories, Inc.* (Semiconductors)	2,439	86,121
Silicon Storage Technology, Inc.* (Computers)	5,691	33,861
Skyworks Solutions, Inc.* (Semiconductors)	10,569	99,666
Teradyne, Inc.* (Semiconductors)	13,008	222,047
Texas Instruments, Inc. (Semiconductors)	113,007	2,782,231
Transmeta Corp.* (Semiconductors)	11,382	18,553
TriQuint Semiconductor, Inc.* (Semiconductors)	8,943	39,796
Ultratech Stepper, Inc.* (Semiconductors)	1,626	30,650
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,439	89,877
Vitesse Semiconductor Corp.* (Semiconductors)	14,634	51,658
Xilinx, Inc. (Semiconductors)	22,764	674,953
Zoran Corp.* (Semiconductors)	2,439	28,244

TOTAL COMMON STOCKS (Cost $21,755,372)		27,209,295

Repurchase Agreements (25.1%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $9,111,139 (Collateralized by $9,296,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $9,292,846)	$9,110,000	9,110,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,110,000)		9,110,000

TOTAL INVESTMENT SECURITIES (Cost $30,865,372)—100.2%		36,319,295
Net other assets (liabilities)—(0.2%)		(59,333)

NET ASSETS—100.0%		$36,259,962

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 1/24/05 (Underlying notional amount at value $26,940,504)	813	$260,344

**	$4,200,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Chemicals	0.2%
Computers	1.0%
Electronics	0.2%
Semiconductors	73.3%
Telecommunications	0.4%
Other ***	24.9%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.2%)
	Shares	Value
3Com Corp.* (Telecommunications)	2,296	$9,574
Adaptec, Inc.* (Telecommunications)	574	4,357
ADC Telecommunications, Inc.* (Telecommunications)	4,592	12,307
Adobe Systems, Inc. (Software)	1,435	90,032
ADTRAN, Inc. (Telecommunications)	287	5,493
Advanced Micro Devices, Inc.* (Semiconductors)	2,009	44,238
Agere Systems, Inc.—Class A* (Semiconductors)	9,758	13,368
Akamai Technologies, Inc.* (Internet)	574	7,479
Altera Corp.* (Semiconductors)	2,009	41,586
Amdocs, Ltd.* (Telecommunications)	1,148	30,135
American Power Conversion Corp. (Electrical Components & Equipment)	1,148	24,567
American Tower Corp.* (Telecommunications)	1,435	26,404
Analog Devices, Inc. (Semiconductors)	2,296	84,768
Andrew Corp.* (Telecommunications)	861	11,735
Apple Computer, Inc.* (Computers)	2,296	147,862
Applied Materials, Inc.* (Semiconductors)	9,758	166,862
Applied Micro Circuits Corp.* (Semiconductors)	1,722	7,250
Ariba, Inc.* (Internet)	287	4,764
Ascential Software Corp.* (Software)	287	4,681
Ask Jeeves, Inc.* (Internet)	287	7,677
Atmel Corp.* (Semiconductors)	2,583	10,125
ATMI, Inc.* (Semiconductors)	287	6,466
Autodesk, Inc. (Software)	1,148	43,567
Avaya, Inc.* (Telecommunications)	2,296	39,491
Avocent Corp.* (Internet)	287	11,629
Axcelis Technologies, Inc.* (Semiconductors)	574	4,667
BEA Systems, Inc.* (Software)	2,296	20,343
BearingPoint, Inc.* (Commercial Services)	861	6,914
BMC Software, Inc.* (Software)	1,148	21,353
Borland Software Corp.* (Software)	574	6,704
Broadcom Corp.—Class A* (Semiconductors)	1,435	46,322
Brocade Communications Systems, Inc.* (Computers)	1,435	10,963
Brooks Automation, Inc.* (Semiconductors)	287	4,942
Cabot Microelectronics Corp.* (Chemicals)	287	11,494
CACI International, Inc.—Class A* (Computers)	287	19,553
Cadence Design Systems, Inc.* (Computers)	1,722	23,781
Cerner Corp.* (Software)	287	15,260
Check Point Software Technologies, Ltd.* (Internet)	1,148	28,275
CIENA Corp.* (Telecommunications)	3,157	10,544
Cisco Systems, Inc.* (Telecommunications)	39,032	753,318
Citrix Systems, Inc.* (Software)	861	21,120
Cognizant Technology Solutions Corp.* (Computers)	861	36,446
Computer Associates International, Inc. (Software)	2,583	80,228
Computer Sciences Corp.* (Computers)	1,148	64,713
Compuware Corp.* (Software)	2,009	12,998
Comverse Technology, Inc.* (Telecommunications)	1,148	28,069
Conexant Systems, Inc.* (Semiconductors)	2,583	5,140
Corning, Inc.* (Telecommunications)	8,036	94,584
Credence Systems Corp.* (Semiconductors)	574	5,252
Cree Research, Inc.* (Semiconductors)	287	11,503
Crown Castle International Corp.* (Telecommunications)	1,435	23,878
CSG Systems International, Inc.* (Software)	287	5,367
Cymer, Inc.* (Electronics)	287	8,478
Cypress Semiconductor Corp.* (Semiconductors)	861	10,100

Common Stocks, continued
	Shares	Value
Dell, Inc.* (Computers)	12,915	$544,239
Diebold, Inc. (Computers)	287	15,995
Digital River, Inc.* (Internet)	287	11,942
DST Systems, Inc.* (Computers)	287	14,958
Dycom Industries, Inc.* (Engineering & Construction)	287	8,759
EarthLink, Inc.* (Internet)	861	9,919
Electronic Data Systems Corp. (Computers)	2,870	66,297
Electronics for Imaging, Inc.* (Computers)	287	4,997
EMC Corp.* (Computers)	14,063	209,117
Emulex Corp.* (Semiconductors)	574	9,666
F5 Networks, Inc.* (Internet)	287	13,983
Fair Isaac Corp. (Software)	287	10,527
Fairchild Semiconductor International, Inc.* (Semiconductors)	574	9,333
Filenet Corp.* (Software)	287	7,393
Foundry Networks, Inc.* (Telecommunications)	574	7,554
Freescale Semiconductor, Inc.—Class A* (Semiconductors)	2,296	40,915
Gateway, Inc.* (Computers)	1,435	8,624
Google, Inc.* (Internet)	287	55,420
Harris Corp. (Telecommunications)	287	17,734
Hewlett-Packard Co. (Computers)	15,785	331,012
Hutchinson Technology, Inc.* (Computers)	287	9,922
Hyperion Solutions Corp.* (Software)	287	13,380
IKON Office Solutions, Inc. (Office/Business Equipment)	861	9,953
Imation Corp. (Computers)	287	9,135
Infospace, Inc.* (Internet)	287	13,647
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	861	17,909
Insight Enterprises, Inc.* (Retail)	287	5,889
Integrated Circuit Systems, Inc.* (Semiconductors)	287	6,004
Integrated Device Technology, Inc.* (Semiconductors)	574	6,635
Intel Corp. (Semiconductors)	37,023	865,968
Interdigital Communications Corp.* (Telecommunications)	287	6,343
Intergraph Corp.* (Computers)	287	7,729
International Business Machines Corp. (Computers)	10,045	990,237
International Rectifier Corp.* (Semiconductors)	287	12,792
Internet Security Systems, Inc.* (Internet)	287	6,673
Intersil Corp.—Class A (Semiconductors)	861	14,413
Intuit, Inc.* (Software)	1,148	50,523
Jack Henry & Associates, Inc. (Computers)	574	11,428
JDS Uniphase Corp.* (Telecommunications)	8,036	25,474
Juniper Networks, Inc.* (Telecommunications)	2,870	78,035
Keane, Inc.* (Software)	287	4,219
KLA—Tencor Corp.* (Semiconductors)	1,148	53,474
Kronos, Inc.* (Computers)	287	14,674
Lam Research Corp.* (Semiconductors)	861	24,892
Lexmark International Group, Inc.* (Computers)	861	73,185
Linear Technology Corp. (Semiconductors)	1,722	66,745
LSI Logic Corp.* (Semiconductors)	2,296	12,582
Lucent Technologies, Inc.* (Telecommunications)	24,969	93,883
Macromedia, Inc.* (Internet)	287	8,931
Macrovision Corp.* (Entertainment)	287	7,382
Marvell Technology Group, Ltd.* (Semiconductors)	1,148	40,720

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Maxim Integrated Products, Inc. (Semiconductors)	2,009	$85,162
Maxtor Corp.* (Computers)	1,435	7,606
McAfee, Inc.* (Internet)	861	24,909
Mentor Graphics Corp.* (Computers)	574	8,776
Mercury Interactive Corp.* (Software)	574	26,146
Microchip Technology, Inc. (Semiconductors)	1,148	30,606
Micron Technology, Inc.* (Semiconductors)	3,444	42,533
Microsoft Corp. (Software)	55,965	1,494,824
Motorola, Inc. (Telecommunications)	13,489	232,011
National Instruments Corp. (Computers)	287	7,821
National Semiconductor Corp. (Semiconductors)	2,009	36,062
NCR Corp.* (Computers)	574	39,738
Network Appliance, Inc.* (Computers)	2,009	66,739
Novell, Inc.* (Software)	2,296	15,498
Novellus Systems, Inc.* (Semiconductors)	861	24,013
NVIDIA Corp.* (Semiconductors)	861	20,285
OmniVision Technologies, Inc.* (Semiconductors)	287	5,266
Openwave Systems, Inc.* (Internet)	287	4,437
Oracle Corp.* (Software)	22,960	315,011
PalmOne, Inc.* (Computers)	287	9,055
Parametric Technology Corp.* (Software)	1,435	8,452
Perot Systems Corp.—Class A* (Computers)	574	9,201
Pitney Bowes, Inc. (Office/Business Equipment)	1,435	66,412
Plantronics, Inc. (Telecommunications)	287	11,902
PMC-Sierra, Inc.* (Semiconductors)	1,148	12,915
Polycom, Inc.* (Telecommunications)	574	13,386
QLogic Corp.* (Semiconductors)	574	21,083
Qualcomm, Inc. (Telecommunications)	9,471	401,570
Quest Software, Inc.* (Software)	287	4,578
Rambus, Inc.* (Semiconductors)	574	13,202
RealNetworks, Inc.* (Internet)	574	3,800
Red Hat, Inc.* (Software)	1,148	15,326
Reynolds & Reynolds Co. (Computers)	287	7,608
RF Micro Devices, Inc.* (Telecommunications)	1,148	7,852
RSA Security, Inc.* (Internet)	287	5,757
SanDisk Corp.* (Computers)	861	21,499
Scientific-Atlanta, Inc. (Telecommunications)	861	28,422
Seagate Technology Common (Computers)	1,148	19,826
Semtech Corp.* (Semiconductors)	287	6,277
Siebel Systems, Inc.* (Software)	2,583	27,122
Silicon Image, Inc.* (Semiconductors)	574	9,448
Silicon Laboratories, Inc.* (Semiconductors)	287	10,134
Skyworks Solutions, Inc.* (Semiconductors)	861	8,119
SpectraSite, Inc.* (Telecommunications)	287	16,617
Storage Technology Corp.* (Computers)	574	18,144
Sun Microsystems, Inc.* (Computers)	19,229	103,452
SunGard Data Systems, Inc.* (Computers)	1,722	48,784
Sybase, Inc.* (Software)	574	11,451
Symantec Corp.* (Internet)	3,731	96,111
Synopsys, Inc.* (Computers)	861	16,893
Tech Data Corp.* (Distribution/Wholesale)	287	13,030
Tekelec* (Telecommunications)	287	5,866
Tellabs, Inc.* (Telecommunications)	2,583	22,188
Teradyne, Inc.* (Semiconductors)	1,148	19,596
Texas Instruments, Inc. (Semiconductors)	10,045	247,308
Tibco Software, Inc.* (Internet)	861	11,486

Common Stocks, continued
	Shares	Value
Unisys Corp.* (Computers)	2,009	$20,452
United Stationers, Inc.* (Distribution/Wholesale)	287	13,259
Unova, Inc.* (Machinery—Diversified)	287	7,258
UTStarcom, Inc.* (Telecommunications)	574	12,714
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	287	10,576
VeriSign, Inc.* (Internet)	1,435	48,101
Veritas Software Corp.* (Software)	2,583	73,745
Vitesse Semiconductor Corp.* (Semiconductors)	1,148	4,052
Western Digital Corp.* (Computers)	1,148	12,444
Wind River Systems, Inc.* (Software)	574	7,778
Xerox Corp.* (Office/Business Equipment)	5,453	92,755
Xilinx, Inc. (Semiconductors)	2,009	59,567
Yahoo!, Inc.* (Internet)	6,601	248,725
Zebra Technologies Corp.* (Machinery—Diversified)	287	16,153

TOTAL COMMON STOCKS (Cost $10,665,706)		10,698,780

Repurchase Agreements (24.9%)
	Principal Amount
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $3,548,444 (Collateralized by $3,621,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $3,619,772)	$3,548,000	3,548,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,548,000)		3,548,000

Rights/Warrants(NM)
	Shares
Lucent Technologies, Inc. (Telecommunications)	124	196

TOTAL RIGHTS/WARRANTS (Cost $0)		196

TOTAL INVESTMENT SECURITIES (Cost $14,213,706)—100.1%		14,246,976
Net other assets (liabilities)—(0.1%)		(16,933)

NET ASSETS—100.0%		$14,230,043

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Sector Index expiring 1/24/05 (Underlying notional amount at value $10,754,743)	21,519	$31,029

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31,2004:

Industry	Percentage of Net Assets
Chemicals	0.1%
Commercial Services	NM
Computers	21.2%
Distribution/Wholesale	0.3%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	4.4%
Machinery—Diversified	0.2%
Office/Business Equipment	1.2%
Retail	NM
Semiconductors	16.1%
Software	16.9%
Telecommunications	14.3%
Other**	24.8%

**	Including debt securities, repurchase agreements, options purchased and other net assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.2%)
	Shares	Value
Alltel Corp. (Telecommunications)	5,768	$338,928
AT&T Corp. (Telecommunications)	14,832	282,698
BellSouth Corp. (Telecommunications)	34,608	961,755
CenturyTel, Inc. (Telecommunications)	2,472	87,682
Cincinnati Bell, Inc.* (Telecommunications)	4,532	18,808
Citizens Communications Co. (Telecommunications)	5,562	76,700
IDT Corp.* (Telecommunications)	412	6,048
IDT Corp.—Class B* (Telecommunications)	824	12,756
Leucadia National Corp. (Holding Companies—Diversified)	824	57,252
Level 3 Communications, Inc.* (Telecommunications)	11,742	39,805
MCI, Inc. (Telecommunications)	4,738	95,518
Nextel Communications, Inc.—Class A* (Telecommunications)	20,394	611,820
Nextel Partners, Inc.—Class A* (Telecommunications)	824	16,101
NII Holdings, Inc.—Class B* (Telecommunications)	1,030	48,874
NTL, Inc.* (Telecommunications)	1,236	90,179
Qwest Communications International, Inc.* (Telecommunications)	27,604	122,562
SBC Communications, Inc. (Telecommunications)	62,624	1,613,819
Sprint Corp. (Telecommunications)	23,896	593,816
Telephone & Data Systems, Inc. (Telecommunications)	1,030	79,259
US Cellular Corp.* (Telecommunications)	206	9,221
Verizon Communications, Inc. (Telecommunications)	52,324	2,119,644
Western Wireless Corp.—Class A* (Telecommunications)	1,442	42,251

TOTAL COMMON STOCKS (Cost $6,627,886)		7,325,496

Repurchase Agreements (24.9%)
	Principal Amount	Value
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $2,420,303 (Collateralized by $2,470,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $2,469,162)	$2,420,000	$2,420,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,420,000)		2,420,000

TOTAL INVESTMENTS SECURITIES (Cost $9,047,886)—100.1%		9,745,496
Net other assets (liabilities)—(0.1%)		(10,063)

NET ASSETS—100.0%		$9,735,433

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Sector Index expiring 1/24/05 (Underlying notional amount at value $7,325,495)	206	$(33,867)

**	$1,570,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004.

Industry	Percentage of Net Assets
Holding Companies—Diversified	0.6%
Telecommunications	74.6%
Other***	24.8%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (75.2%)
	Shares	Value
AES Corp.* (Electric)	23,288	$318,347
AGL Resources, Inc. (Gas)	2,624	87,222
Allegheny Energy, Inc.* (Electric)	4,592	90,508
ALLETE, Inc. (Electric)	984	36,162
Alliant Energy Corp. (Electric)	4,100	117,260
Ameren Corp. (Electric)	7,052	353,587
American Electric Power, Inc. (Electric)	14,268	489,963
Aqua America, Inc. (Water)	3,444	84,688
Aquila, Inc.* (Electric)	8,528	31,468
Atmos Energy Corp. (Gas)	2,788	76,252
Avista Corp. (Electric)	1,804	31,877
Black Hills Corp. (Electric)	1,148	35,221
Calpine Corp.* (Electric)	16,072	63,324
CenterPoint Energy, Inc. (Electric)	9,840	111,192
Cinergy Corp. (Electric)	6,068	252,611
CLECO Corp. (Electric)	1,804	36,549
CMS Energy Corp.* (Electric)	6,888	71,980
Consolidated Edison, Inc. (Electric)	8,692	380,275
Constellation Energy Group, Inc. (Electric)	6,396	279,569
Dominion Resources, Inc. (Electric)	12,300	833,202
DPL, Inc. (Electric)	4,264	107,069
DTE Energy Co. (Electric)	6,232	268,786
Duke Energy Corp. (Electric)	33,784	855,748
Duquesne Light Holdings, Inc. (Electric)	2,788	52,554
Edison International (Electric)	10,824	346,693
El Paso Electric Co.* (Electric)	1,640	31,062
Energen Corp. (Gas)	1,148	67,675
Energy East Corp. (Electric)	5,248	140,017
Entergy Corp. (Electric)	8,200	554,238
Equitable Resources, Inc. (Pipelines)	2,132	129,327
Exelon Corp. (Electric)	23,780	1,047,984
FirstEnergy Corp. (Electric)	11,808	466,534
FPL Group, Inc. (Electric)	6,068	453,583
Great Plains Energy, Inc. (Electric)	2,624	79,455
Hawaiian Electric Industries, Inc. (Electric)	2,952	86,051
IDACORP, Inc. (Electric)	1,312	40,108
KeySpan Corp. (Gas)	5,740	226,443
National Fuel Gas Co. (Pipelines)	2,788	79,012
New Jersey Resources Corp. (Gas)	984	42,647
NICOR, Inc. (Gas)	1,640	60,582
NiSource, Inc. (Electric)	9,512	216,683
Northeast Utilities System (Electric)	4,592	86,559
Northwest Natural Gas Co. (Gas)	984	33,200
NRG Energy, Inc.* (Electric)	2,952	106,420
NSTAR (Electric)	1,968	106,823
ONEOK, Inc. (Gas)	3,444	97,878
Peoples Energy Corp. (Gas)	1,312	57,662
Pepco Holdings, Inc. (Electric)	6,724	143,356
PG&E Corp.* (Electric)	14,432	480,297
Piedmont Natural Gas Company, Inc. (Gas)	2,624	60,982
Pinnacle West Capital Corp. (Electric)	3,280	145,665
PNM Resources, Inc. (Electric)	1,968	49,771
PPL Corp. (Electric)	6,888	366,993
Progress Energy, Inc. (Electric)	8,856	400,645
Public Service Enterprise Group, Inc. (Electric)	8,528	441,495
Puget Energy, Inc. (Electric)	3,608	89,118
Questar Corp. (Pipelines)	2,952	150,434
Reliant Resources, Inc.* (Electric)	10,824	147,748
SCANA Corp. (Electric)	3,608	142,155

Common Stocks, continued
	Shares	Value
Sempra Energy (Gas)	7,380	$270,697
Sierra Pacific Resources* (Electric)	4,264	44,772
Southern Co. (Electric)	26,568	890,558
Southern Union Co.* (Gas)	2,624	62,924
TECO Energy, Inc. (Electric)	6,724	103,146
TXU Corp. (Electric)	10,660	688,210
UGI Corp. (Gas)	1,804	73,802
Unisource Energy Corp. (Electric)	1,148	27,678
Vectren Corp. (Gas)	2,788	74,718
Westar Energy, Inc. (Electric)	3,116	71,263
WGL Holdings, Inc. (Gas)	1,804	55,635
Wisconsin Energy Corp. (Electric)	4,264	143,739
WPS Resources Corp. (Electric)	1,312	65,548
Xcel Energy, Inc. (Electric)	14,432	262,662

TOTAL COMMON STOCKS (Cost $12,604,486)		15,076,061

Repurchase Agreements (23.6%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $4,746,593 (Collateralized by $4,843,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $4,841,357)	$4,746,000	4,746,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,746,000)		4,746,000

TOTAL INVESTMENT SECURITIES (Cost $17,350,486)—98.8%		19,822,061
Net other assets (liabilities)—1.2%		247,701

NET ASSETS—100.0%		$20,069,762

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Sector Index expiring 1/24/05 (Underlying notional amount at value $15,134,015)	164	$(18,046)

**	$2,200,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31,2004:

Industry	Percentage of Net Assets
Electric	66.3%
Gas	6.7%
Pipelines	1.8%
Water	0.4%
Other ***	24.8%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS U.S. Government Plus ProFund	Schedule of Portfolio Investments December 31, 2004

U.S. Treasury Obligations (91.5%)
	Principal Amount	Value
U.S. Treasury Bonds, 5.375%, 2/15/31	$24,810,000	$26,829,689

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,335,486)		26,829,689

Repurchase Agreements (7.9%)
UBS*, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $2,326,291 (Collateralized by $2,375,000 Federal National Mortgage Association, 2.74%, 5/5/06, market value $2,373,368)	2,326,000	2,326,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,326,000)		2,326,000

TOTAL INVESTMENT SECURITIES (Cost $28,661,486)—99.4%		29,155,689
Net other assets (liabilities)—0.6%		171,321

NET ASSETS—100.0%		$29,327,010

Future Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring March 2005 (Underlying face amount at value $1,575,000)	14	$9,590
Swap Agreements
	Units
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $8,654,494)	8,003,000	133,949

*	$900,000 of the market value of this security is held as collateral with the custodian for swap agreements.

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity ProFund	Schedule of Portfolio Investments December 31, 2004

U.S. Government Agency Obligations (10.1%)
	Principal Amount	Value
Federal Farm Credit Bank, 1.00%, 1/3/05	$22,885,000	$22,883,729
Federal Home Loan Bank, 1.00%, 1/3/05	22,885,000	22,883,729
Federal National Mortgage Association, 1.00%, 1/3/05	22,885,000	22,883,728

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $68,651,186)		68,651,186

Repurchase Agreements (92.3%)
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $630,176,762 (Collateralized by $639,027,000 various U.S. Government Agency Obligations, 1.305%-6.865%, 4/22/05-11/13/09, market value $641,951,437)	630,098,000	630,098,000

TOTAL REPURCHASE AGREEMENTS (Cost $630,098,000)		630,098,000

Options Purchased(NM)
	Contracts
30-year U.S. Treasury Bond Call Option* expiring June 2005 @ $132	1,000	11,954

TOTAL OPTIONS PURCHASED (Cost $18,125)		11,954

TOTAL INVESTMENT SECURITIES (Cost $698,767,311)—102.4%		698,761,140
Net other assets (liabilities)—(2.4%)		(16,408,669)

NET ASSETS—100.0%		$682,352,471

*	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring March 2005 (Underlying face amount at value $225,000)	2	$683

Swap Agreements
Units
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $852,105,950)	(787,961,000)	(13,575,567)

**	$95,000,000 of the market value of this security is held as collateral with the custodian for Swap Agreement.

See accompanying notes to the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PROFUNDS

December 31, 2004

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Assets:
Investment securities, at cost	$103,998,643	$80,527,323	$142,080,786	$124,931,835

Investment securities, at value	121,705,879	97,826,090	153,012,385	144,739,051
Repurchase agreements, at cost	33,594,000	35,432,000	53,216,000	31,000

Total Investments	155,299,879	133,258,090	206,228,385	144,770,051
Cash	53,504	—	16,086	1,242
Segregated cash balances with brokers for futures contracts	2,430,592	2,085,710	2,878,025	112,800
Segregated cash balances with custodian for swap agreements	—	—	47	—
Dividends and interest receivable	166,358	64,875	150,814	59,471
Receivable for investments sold	—	—	181,768	2,198,846
Receivable for capital shares issued	1,041,551	327,594	2,090,794	336,151
Unrealized appreciation on swap agreements	—	—	408,611	—
Prepaid expenses	20,367	20,442	19,702	19,973

Total Assets	159,012,251	135,756,711	211,974,232	147,498,534

Liabilities:
Cash overdraft	—	24,484	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	1,348,004	389,254	3,007,016	1,945,856
Variation margin on futures contracts	66,006	33,960	160,462	1,000
Advisory fees payable	94,967	86,326	128,134	82,112
Management services fees payable	18,994	17,265	25,627	17,596
Administration fees payable	3,858	3,435	5,204	3,574
Distribution and service fees payable—Service Class	33,858	3,773	35,415	35,301
Other accrued expenses	86,915	83,279	93,558	75,403

Total Liabilities	1,652,602	641,776	3,455,416	2,160,842

Net Assets	$157,359,649	$135,114,935	$208,518,816	$145,337,692

Net Assets consist of:
Capital	$184,979,592	$117,368,949	$190,604,132	$137,631,926
Accumulated net investment income (loss)	14,772	(18,777)	33,807	622,910
Accumulated net realized gains (losses) on investments	(45,529,519)	(899,828)	4,647,931	(12,722,952)
Net unrealized appreciation (depreciation) on investments	17,894,804	18,664,591	13,232,946	19,805,808

Net Assets	$157,359,649	$135,114,935	$208,518,816	$145,337,692

Investor Class:
Net Assets	$108,161,714	$132,350,495	$155,283,694	$94,629,747
Shares of Beneficial Interest Outstanding	1,970,820	3,524,857	4,080,799	1,513,519
Net Asset Value (offering and redemption price per share)	$54.88	$37.55	$38.05	$62.52

Service Class:
Net Assets	$49,197,935	$2,764,440	$53,235,122	$50,707,945
Shares of Beneficial Interest Outstanding	954,577	75,606	1,451,362	846,749
Net Asset Value (offering and redemption price per share)	$51.54	$36.56	$36.68	$59.89

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$45,986,794	$19,578,826	$76,405,557	$28,755,963	$163,569,183	$130,338,742

53,306,336	20,951,628	87,280,566	31,672,337	188,676,258	146,503,372
367,000	214,000	—	615,000	—	277,000

53,673,336	21,165,628	87,280,566	32,287,337	188,676,258	146,780,372
1,089	769	—	—	—	3,636
7,682	7,682	6,980	6,980	6,640	6,640
—	—	—	—	—	—
59,666	21,143	72,834	13,755	164,616	82,332
1,925,716	—	35,052,876	—	—	775,484
74,728	163,166	43,999	1,588,324	210,019	207,711
—	—	—	—	—	—
16,750	14,970	23,408	12,784	15,631	14,163

55,758,967	21,373,358	122,480,663	33,909,180	189,073,164	147,870,338

—	—	235,105	41	73,792	—
—	275,772	—	1,096,300	—	—
2,208,276	1,317	34,770,140	1,010,306	786,541	1,030,214
200	200	120	120	400	400
32,257	9,373	51,852	19,951	121,159	107,189
6,451	1,875	10,371	3,990	24,232	21,438
1,311	381	2,107	676	4,920	4,334
17,529	7,273	23,909	5,706	26,802	39,028
34,062	14,180	46,689	23,285	114,665	116,880

2,300,086	310,371	35,140,293	2,160,375	1,152,511	1,319,483

$53,458,881	$21,062,987	$87,340,370	$31,748,805	$187,920,653	$146,550,855

$55,212,908	$20,703,906	$80,546,798	$31,830,995	$175,585,686	$136,052,672
(533)	39,255	28,095	(52,420)	(167,286)	(317,211)
(9,075,308)	(1,055,248)	(4,114,184)	(2,950,796)	(12,609,384)	(5,353,798)
7,321,814	1,375,074	10,879,661	2,921,026	25,111,637	16,169,192

$53,458,881	$21,062,987	$87,340,370	$31,748,805	$187,920,653	$146,550,855

$37,163,330	$5,404,213	$53,337,492	$22,494,401	$155,891,480	$103,113,020
842,029	143,654	1,370,495	668,913	3,912,430	2,842,071
$44.14	$37.62	$38.92	$33.63	$39.85	$36.28

$16,295,551	$15,658,774	$34,002,878	$9,254,404	$32,029,173	$43,437,835
375,893	424,410	901,482	284,362	831,876	1,232,545
$43.35	$36.90	$37.72	$32.54	$38.50	$35.24

See accompanying notes to the financial statements.

PROFUNDS

December 31, 2004

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
Assets:
Investment securities, at cost	$50,647,276	$137,239,147	$76,067,430	$268,442,157

Investment securities, at value	55,921,086	175,766,759	88,295,437	281,835,587
Repurchase agreements, at cost	1,837,000	7,379,000	12,068,000	79,826,000

Total Investments	57,758,086	183,145,759	100,363,437	361,661,587
Cash	32,824	113,223	—	306,162
Segregated cash balances with brokers for futures contracts	178,257	—	5,175,805	17,060,042
Segregated cash balances with custodian for swap agreements	—	—	—	—
Dividends and interest receivable	87,000	223,886	54,417	282,847
Receivable for investments sold	—	24,680,797	—	388,383
Receivable for capital shares issued	1,058,774	1,388,103	1,796,133	12,006,680
Unrealized appreciation on swap agreements	—	134,861	352,681	2,212,297
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	21,148	20,442	23,555	24,522

Total Assets	59,136,089	209,707,071	107,766,028	393,942,520

Liabilities:
Cash overdraft	—	—	64,469	—
Payable for investments purchased	2,581,507	—	—	—
Payable for capital shares redeemed	210,878	27,689,579	9,820,470	30,954,504
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	4,043	323,575	78,492	955,750
Advisory fees payable	36,795	122,847	76,275	208,214
Management services fees payable	7,359	24,570	15,255	41,643
Administration fees payable	1,494	4,996	2,443	8,465
Distribution and service fees payable—Service Class	10,729	14,700	8,016	22,964
Other accrued expenses	34,746	121,669	63,977	188,144

Total Liabilities	2,887,551	28,301,936	10,129,397	32,379,684

Net Assets	$56,248,538	$181,405,135	$97,636,631	$361,562,836

Net Assets consist of:
Capital	$54,741,543	$273,593,593	$123,627,971	$338,240,934
Accumulated net investment income (loss)	—	1,444	(85,225)	44,772
Accumulated net realized gains (losses) on investments	(3,826,406)	(134,745,697)	(41,553,122)	(87,638)
Net unrealized appreciation (depreciation) on investments	5,333,401	42,555,795	15,647,007	23,364,768

Net Assets	$56,248,538	$181,405,135	$97,636,631	$361,562,836

Investor Class:
Net Assets	$43,253,653	$163,474,240	$86,391,964	$330,904,696
Shares of Beneficial Interest Outstanding	2,906,102	2,928,837	2,345,300	12,996,679
Net Asset Value (offering and redemption price per share)	$14.88	$55.82	$36.84	$25.46

Service Class:
Net Assets	$12,994,885	$17,930,895	$11,244,667	$30,658,140
Shares of Beneficial Interest Outstanding	848,632	341,235	319,766	1,262,441
Net Asset Value (offering and redemption price per share)	$15.31	$52.55	$35.17	$24.28

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraOTC ProFund	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short OTC ProFund

$42,183,844	$354,352,279	$23,706,460	$5,100	$590	$2,613

46,245,595	503,101,574	26,664,000	2,625	360	440
1,852,000	29,834,000	23,125,000	26,994,000	14,442,000	16,520,000

48,097,595	532,935,574	49,789,000	26,996,625	14,442,360	16,520,440
—	175,068	398	—	118	—
1,439,501	42,945,011	—	1,107,825	149,282	1,403,399
748,000	921	—	—	—	—
43,003	216,232	964	1,125	602	688
—	7,695,963	—	—	—	—
5,734,726	9,196,272	1,196,406	281,411	96,242	1,324,617
32,914	2,340,145	—	—	—	—
—	—	455,877	30,100	8,710	17,169
11,474	32,713	18,919	22,111	10,599	10,187

56,107,213	595,537,899	51,461,564	28,439,197	14,707,913	19,276,500

619,269	—	—	23,729	—	11,621
—	—	900,135	—	—	—
963,965	29,485,040	493,101	417,966	3,659,369	11,483,770
—	—	—	65,586	163,009	47,427
65,100	468,591	—	—	—	—
28,496	367,705	38,666	16,988	11,855	8,887
5,699	73,542	6,444	3,398	2,371	1,777
1,159	14,952	1,090	689	481	360
6,172	28,359	1,083	1,918	1,984	1,438
34,340	326,151	31,547	19,153	17,341	10,816

1,724,200	30,764,340	1,472,066	549,427	3,856,410	11,566,096

$54,383,013	$564,773,559	$49,989,498	$27,889,770	$10,851,503	$7,710,404

$50,709,231	$2,187,533,773	$73,340,227	$53,942,201	$49,944,318	$34,028,978
9,496	—	—	—	1,040	44,841
(625,262)	(1,780,208,150)	(28,636,445)	(25,700,248)	(38,826,240)	(26,328,884)
4,289,548	157,447,936	5,285,716	(352,183)	(267,615)	(34,531)

$54,383,013	$564,773,559	$49,989,498	$27,889,770	$10,851,503	$7,710,404

$47,100,038	$530,239,678	$48,511,793	$26,624,060	$10,318,290	$6,603,932
1,427,088	21,041,580	1,430,122	863,804	510,045	353,172
$33.00	$25.20	$33.92	$30.82	$20.23	$18.70

$7,282,975	$34,533,881	$1,477,705	$1,265,710	$533,213	$1,106,472
224,979	1,449,232	44,938	42,941	26,964	60,728
$32.37	$23.83	$32.88	$29.48	$19.78	$18.22

See accompanying notes to the financial statements.

PROFUNDS

December 31, 2004

Statements of Assets and Liabilities, continued

	UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund
Assets:
Investment securities, at cost	$10,200	$885	$2,064	$2,550

Investment securities, at value	5,250	525	1,260	492
Repurchase agreements, at cost	74,949,000	4,186,000	14,934,000	2,647,000

Total Investments	74,954,250	4,186,525	14,935,260	2,647,492
Cash	—	1,145	—	—
Segregated cash balances with brokers for futures contracts	5,466,174	40	463,690	2,104
Dividends and interest receivable	3,123	174	622	110
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	5,269,447	117,779	2,851,791	520,933
Unrealized appreciation on swap agreements	—	37,941	—	—
Variation margin on futures contracts	144,537	—	26,910	463
Receivable from Advisor	—	—	—	2,943
Prepaid expenses	20,182	18,878	35,878	21,369

Total Assets	85,857,713	4,362,482	18,314,151	3,195,414

Liabilities:
Cash overdraft	115,293	—	1,849	1,148
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	381,807	182,233	1,042,194	123,356
Unrealized depreciation on swap agreements	456,447	173,313	232,526	2,798
Advisory fees payable	58,274	4,132	12,212	—
Management services fees payable	11,655	826	2,443	—
Administration fees payable	2,360	167	494	40
Distribution and service fees payable—Service Class	6,621	721	1,331	164
Other accrued expenses	63,110	4,818	21,368	1,935

Total Liabilities	1,095,567	366,210	1,314,417	129,441

Net Assets	$84,762,146	$3,996,272	$16,999,734	$3,065,973

Net Assets consist of:
Capital	$211,525,254	$7,600,360	$50,433,110	$3,830,656
Accumulated net investment income (loss)	—	3,270	22,058	(45)
Accumulated net realized gains (losses) on investments	(124,828,218)	(3,471,626)	(32,903,382)	(760,237)
Net unrealized appreciation (depreciation) on investments	(1,934,890)	(135,732)	(552,052)	(4,401)

Net Assets	$84,762,146	$3,996,272	$16,999,734	$3,065,973

Investor Class:
Net Assets	$77,863,140	$3,532,971	$15,812,787	$2,520,150
Shares of Beneficial Interest Outstanding	4,137,733	160,934	726,076	100,008
Net Asset Value (offering and redemption price per share)	$18.82	$21.95	$21.78	$25.20

Service Class:
Net Assets	$6,899,006	$463,301	$1,186,947	$545,823
Shares of Beneficial Interest Outstanding	367,810	21,337	54,976	21,755
Net Asset Value (offering and redemption price per share)	$18.76	$21.71	$21.59	$25.09

See accompanying notes to the financial statements.

UltraShort OTC ProFund	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund

$11,400	$4,894,566	$7,416,740	$20,354,562	$4,823,148	$1,843,637

1,920	5,509,271	9,034,512	23,568,218	4,892,965	1,881,461
121,370,000	1,694,000	3,550,000	7,908,000	1,513,000	594,000

121,371,920	7,203,271	12,584,512	31,476,218	6,405,965	2,475,461
—	670	3,146	551	63	337
4,375,800	—	—	—	—	—
5,057	6,071	13,499	725	10,403	2,563
—	—	1,464,671	349,140	—	6,881
3,307,124	355,067	47,862	1,024,416	54,767	5,070
—	—	—	54,359	73,506	37,952
44,391	—	—	—	—	—
—	—	—	—	—	7,221
13,281	13,943	14,133	16,730	16,791	16,475

129,117,573	7,579,022	14,127,823	32,922,139	6,561,495	2,551,960

8,693	—	—	—	—	—
—	256,299	—	—	—	—
3,239,136	24,709	2,059,422	1,497,001	14,200	41,108
1,699,836	9,540	36,342	—	—	—
84,988	10,457	11,137	18,565	770	—
16,998	2,092	2,227	3,713	154	—
3,443	172	379	529	152	60
4,032	1,856	2,025	3,252	258	151
95,211	7,956	10,956	14,611	9,756	3,968

5,152,337	313,081	2,122,488	1,537,671	25,290	45,287

$123,965,236	$7,265,941	$12,005,335	$31,384,468	$6,536,205	$2,506,673

$428,300,207	$6,832,946	$14,804,954	$44,571,977	$6,558,868	$2,447,750
—	(125)	9,682	(57,290)	2,087	(726)
(302,433,817)	(172,045)	(4,390,731)	(16,398,234)	(168,073)	(16,127)
(1,901,154)	605,165	1,581,430	3,268,015	143,323	75,776

$123,965,236	$7,265,941	$12,005,335	$31,384,468	$6,536,205	$2,506,673

$119,685,234	$5,063,366	$10,727,001	$26,385,869	$6,252,706	$2,332,156
7,560,096	128,558	282,213	570,761	184,416	68,804
$15.83	$39.39	$38.01	$46.23	$33.91	$33.90

$4,280,002	$2,202,575	$1,278,334	$4,998,599	$283,499	$174,517
260,546	54,547	34,067	112,783	8,436	5,191
$16.43	$40.38	$37.52	$44.32	$33.61	$33.62

See accompanying notes to the financial statements.

PROFUNDS

December 31, 2004

Statements of Assets and Liabilities, continued

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
Assets:
Investment securities, at cost	$4,342,343	$8,955,427	$2,078,237	$71,800,460

Investment securities, at value	5,472,676	9,815,517	2,071,222	91,016,526
Repurchase agreements, at cost	1,965,000	3,560,000	729,000	27,946,000

Total Investments	7,437,676	13,375,517	2,800,222	118,962,526
Cash	967	480	285	260
Dividends and interest receivable	7,582	4,265	4,892	1,164
Receivable for investments sold	223,325	762,206	296,614	1,144,209
Receivable for capital shares issued	61,456	530,822	4,773	1,334,555
Unrealized appreciation on swap agreements	17,715	74,375	—	2,732,633
Receivable from Administrator	—	—	26	—
Prepaid expenses	12,594	12,168	20,119	15,157

Total Assets	7,761,315	14,759,833	3,126,931	124,190,504

Liabilities:
Payable for capital shares redeemed	461,508	1,759,098	326,143	2,721,840
Unrealized depreciation on swap agreements	—	—	9,005	—
Advisory fees payable	12,694	7,418	1,709	78,341
Management services fees payable	2,539	1,483	342	15,668
Administration fees payable	187	255	69	2,854
Distribution and service fees payable—Service Class	1,374	627	128	10,086
Other accrued expenses	7,778	9,098	6,789	55,193

Total Liabilities	486,080	1,777,979	344,185	2,883,982

Net Assets	$7,275,235	$12,981,854	$2,782,746	$121,306,522

Net Assets consist of:
Capital	$16,588,736	$21,000,187	$6,413,745	$112,185,808
Accumulated net investment income (loss)	(16,488)	(6,093)	(3,067)	(221,764)
Accumulated net realized gains (losses) on investments	(10,445,061)	(8,946,705)	(3,611,912)	(12,606,221)
Net unrealized appreciation (depreciation) on investments	1,148,048	934,465	(16,020)	21,948,699

Net Assets	$7,275,235	$12,981,854	$2,782,746	$121,306,522

Investor Class:
Net Assets	$5,658,273	$11,524,912	$2,712,715	$99,943,874
Shares of Beneficial Interest Outstanding	216,896	813,056	75,800	1,244,718
Net Asset Value (offering and redemption price per share)	$26.09	$14.18	$35.79	$80.29

Service Class:
Net Assets	$1,616,962	$1,456,942	$70,031	$21,362,648
Shares of Beneficial Interest Outstanding	64,540	107,254	1,975	281,159
Net Asset Value (offering and redemption price per share)	$25.05	$13.58	$35.46	$75.98

See accompanying notes to the financial statements.

Mobile Telecommunications UltraSector ProFund	Oil & Gas UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$52,621,886	$33,020,594	$10,522,556	$51,715,000	$34,277,024	$21,755,372

59,731,855	41,693,055	11,375,657	—	40,306,520	27,209,295
19,200,000	14,576,000	4,059,000	51,715,000	13,817,000	9,110,000

78,931,855	56,269,055	15,434,657	51,715,000	54,123,520	36,319,295
603	139	537	51	906	916
141,695	20,164	10,051	2,155	224,485	1,005
—	812,759	1,144,255	—	3,647,380	301,156
459,294	793,302	421,543	967,752	639,705	1,294,272
483,230	—	66,747	68,574	570,128	260,344
—	—	—	4,235	—	—
13,671	15,608	11,360	19,842	28,469	13,919

80,030,348	57,911,027	17,089,150	52,777,609	59,234,593	38,190,907

107,318	1,945,177	1,928,794	845,284	5,496,325	1,862,198
—	390,474	—	—	—	—
67,883	43,731	9,862	39,099	36,447	30,356
13,577	8,746	1,973	7,820	7,290	6,071
2,272	1,462	358	1,581	1,481	1,027
9,371	9,291	639	4,192	6,775	3,054
50,382	49,818	13,243	45,683	33,946	28,239

250,803	2,448,699	1,954,869	943,659	5,582,264	1,930,945

$79,779,545	$55,462,328	$15,134,281	$51,833,950	$53,652,329	$36,259,962

$73,388,116	$50,260,265	$23,787,023	$58,787,326	$60,526,961	$59,435,785
(127,436)	19,535	17,326	58,185	(563,889)	(79,657)
(1,074,334)	(3,099,459)	(9,589,916)	(7,080,135)	(12,910,367)	(28,810,433)
7,593,199	8,281,987	919,848	68,574	6,599,624	5,714,267

$79,779,545	$55,462,328	$15,134,281	$51,833,950	$53,652,329	$36,259,962

$67,288,915	$44,530,415	$14,459,353	$46,862,235	$47,119,899	$32,555,409
3,723,339	1,987,400	1,480,727	1,562,490	1,294,850	1,739,883
$18.07	$22.41	$9.77	$29.99	$36.39	$18.71

$12,490,630	$10,931,913	$674,928	$4,971,715	$6,532,430	$3,704,553
728,700	510,062	71,858	169,805	175,207	207,417
$17.14	$21.43	$9.39	$29.28	$37.28	$17.86

See accompanying notes to the financial statements.

PROFUNDS

December 31, 2004

Statements of Assets and Liabilities, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund
Assets:
Investment securities, at cost	$10,665,706	$6,627,886

Investment securities, at value	10,698,976	7,325,496
Repurchase agreements, at cost	3,548,000	2,420,000

Total Investments	14,246,976	9,745,496
Cash	649	—
Segregated cash balances with brokers for futures contracts	—	—
Dividends and interest receivable	3,101	5,335
Receivable for investments sold	—	—
Receivable for capital shares issued	25,200	67,958
Unrealized appreciation on swap agreements	31,029	—
Variation margin on futures contracts	—	—
Prepaid expenses	14,089	13,677

Total Assets	14,321,044	9,832,466

Liabilities:
Cash overdraft	—	335
Dividends payable	—	—
Payable for investments purchased	—	—
Payable for capital shares redeemed	56,138	45,813
Unrealized depreciation on swap agreements	—	33,867
Variation margin on futures contracts	—	—
Advisory fees payable	16,755	7,471
Management services fees payable	3,351	1,494
Administration fees payable	402	232
Distribution and service fees payable—Service Class	2,153	1,839
Other accrued expenses	12,202	5,982

Total Liabilities	91,001	97,033

Net Assets	$14,230,043	$9,735,433

Net Assets consist of:
Capital	$23,206,562	$13,814,217
Accumulated net investment income (loss)	101,256	(32,891)
Accumulated net realized gains (losses) on investments	(9,142,074)	(4,709,636)
Net unrealized appreciation (depreciation) on investments	64,299	663,743

Net Assets	$14,230,043	$9,735,433

Investor Class:
Net Assets	$10,781,140	$7,726,662
Shares of Beneficial Interest Outstanding	405,009	370,747
Net Asset Value (offering and redemption price per share)	$26.62	$20.84

Service Class:
Net Assets	$3,448,903	$2,008,771
Shares of Beneficial Interest Outstanding	133,257	100,108
Net Asset Value (offering and redemption price per share)	$25.88	$20.07

(a)	Investment in Scudder Cash Management Portfolio

See accompanying notes to the financial statements.

Utilities UltraSector ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity ProFund	Money Market ProFund

$12,604,486	$26,335,486	$68,669,311	$401,636,114	(a)

15,076,061	26,829,689	68,663,140	401,636,114	(a)
4,746,000	2,326,000	630,098,000	—

19,822,061	29,155,689	698,761,140	401,636,114
110	—	3,094	—
—	27,198	412,126	—
33,103	504,262	26,254	—
22,137	—	—	—
1,115,806	1,324,250	1,154,943	132,031,156
—	133,949	—	—
—	9,590	—	—
12,268	19,990	19,394	74,712

21,005,485	31,174,928	700,376,951	533,741,982

—	9,635	—	—
—	960	—	367,399
735,645	1,751,312	—	—
131,023	61,726	3,324,431	22,913,640
18,046	—	13,575,567	—
—	—	1,935	—
21,870	6,905	453,099	—
4,374	2,072	90,621	147,378
535	419	18,369	9,495
6,073	2,765	54,465	93,327
18,157	12,124	505,993	197,865

935,723	1,847,918	18,024,480	23,729,104

$20,069,762	$29,327,010	$682,352,471	$510,012,878

$16,748,425	$29,269,217	$762,504,137	$509,988,924
(2,497)	22,974	383,040	23,954
870,305	(602,923)	(66,953,651)	—
2,453,529	637,742	(13,581,055)	—

$20,069,762	$29,327,010	$682,352,471	$510,012,878

$14,315,842	$24,088,089	$623,000,181	$447,155,820
849,602	761,477	29,537,891	447,138,432
$16.85	$31.63	$21.09	$1.00

$5,753,920	$5,238,921	$59,352,290	$62,857,058
352,183	166,207	2,876,528	62,850,441
$16.34	$31.52	$20.63	$1.00

See accompanying notes to the financial statements.

PROFUNDS

For the year ended December 31, 2004

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Investment Income:
Dividends	$1,901,244	$811,030	$762,976	$1,072,834
Interest	209,626	349,230	814,248	31,876

Total Investment Income	2,110,870	1,160,260	1,577,224	1,104,710

Expenses:
Advisory fees	826,449	721,203	969,399	600,722
Management services fees	165,291	144,242	193,882	128,727
Administration fees	36,332	31,812	42,706	28,239
Distribution and service fees—Service Class	212,779	38,660	252,835	168,872
Transfer agency fees	123,985	62,219	130,371	124,777
Administrative service fees	183,810	309,407	221,146	108,525
Registration and filing fees	51,608	27,057	36,585	48,627
Custody fees	59,165	41,705	76,084	35,141
Fund accounting fees	55,627	48,749	66,641	41,154
Other fees	80,983	56,340	70,228	58,289
Recoupment of prior expenses reimbursed by the Advisor	—	45,102	—	—

Total Expenses	1,796,029	1,526,496	2,059,877	1,343,073

Net Investment Income (Loss)	314,841	(366,236)	(482,653)	(238,363)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,496,740	1,019,709	6,939,620	3,342,644
Net realized gains (losses) on futures contracts	232,891	3,543,472	5,087,688	1,692,302
Net realized gains (losses) on swap agreements	—	—	623,859	—
Change in net unrealized appreciation/depreciation on investments	(3,038,669)	6,598,926	4,269,608	(3,286,994)

Net Realized and Unrealized Gains (Losses) on Investments	690,962	11,162,107	16,920,775	1,747,952

Change in Net Assets Resulting from Operations	$1,005,803	$10,795,871	$16,438,122	$1,509,589

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$859,080	$219,229	$1,104,957	$102,184	$1,580,940	$331,673
1,698	1,484	2,245	1,452	3,190	2,235

860,778	220,713	1,107,202	103,636	1,584,130	333,908

314,134	96,870	529,383	103,437	867,577	428,964
62,827	19,374	105,878	20,688	173,517	85,794
13,863	4,257	23,470	4,513	38,141	18,493
139,219	29,628	123,921	43,402	237,468	152,054
55,860	20,825	94,139	18,909	122,174	56,668
57,044	15,137	76,969	24,645	247,313	120,867
26,967	26,422	33,296	25,164	36,972	36,592
58,552	25,703	50,811	27,451	78,705	53,602
22,450	7,462	35,414	7,783	56,979	27,629
25,432	13,559	40,252	9,013	66,813	38,295
21,354	—	—	3,984	—	41,424

797,702	259,237	1,113,533	288,989	1,925,659	1,060,382

63,076	(38,524)	(6,331)	(185,353)	(341,529)	(726,474)

(1,005,182)	(829,200)	6,893,027	(1,300,895)	4,682,256	(490,396)
11,797	11,809	14,686	14,586	17,460	17,434
—	—	—	—	—	—
5,404,181	444,846	(282,599)	1,417,020	9,484,285	9,553,273

4,410,796	(372,545)	6,625,114	130,711	14,184,001	9,080,311

$4,473,872	$(411,069)	$6,618,783	$(54,642)	$13,842,472	$8,353,837

See accompanying notes to the financial statements.

PROFUNDS

For the year ended December 31, 2004

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund		UltraMid-Cap ProFund	UltraSmall-Cap ProFund
Investment Income:
Dividends	$507,607	$2,711,618		$705,688	$1,186,285
Interest	18,622	155,213		234,956	1,141,406
Foreign tax withholding	(41,764)	—		—	—

Total Investment Income	484,465	2,866,831		940,644	2,327,691

Expenses:
Advisory fees	216,170	1,142,090		600,442	1,424,477
Management services fees	43,234	228,420		120,089	284,898
Administration fees	9,441	50,428		26,521	62,559
Distribution and service fees—Service Class	77,847	112,453	(a)	83,130	191,272
Transfer agency fees	40,274	172,516		87,443	225,423
Administrative service fees	36,720	286,595		156,857	307,556
Registration and filing fees	28,798	47,082		31,231	56,507
Custody fees	12,924	93,630		49,317	89,238
Fund accounting fees	13,605	75,819		40,971	94,784
Other fees	17,739	92,461		48,601	107,492
Recoupment of prior expenses reimbursed by the Advisor	32,154	—		44,468	—

Total Expenses	528,906	2,301,494		1,289,070	2,844,206

Net Investment Income (Loss)	(44,441)	565,337		(348,426)	(516,515)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,693,111	(54,377,765)		(4,050,731)	(2,973,694)
Net realized gains (losses) on futures contracts	(70,355)	59,484,871		1,976,590	9,811,833
Net realized gains (losses) on swap agreements	—	3,574,915		783,050	18,142,742
Change in net unrealized appreciation/depreciation on investments	2,371,580	14,777,491		10,347,670	11,382,138

Net Realized and Unrealized Gains (Losses) on Investments	3,994,336	23,459,512		9,056,579	36,363,019

Change in Net Assets Resulting from Operations	$3,949,895	$24,024,849		$8,708,153	$35,846,504

(a)	Service fees of UltraBull ProFund and UltraOTC ProFund are less than the contractual annual fee due to reductions in the amounts previously accrued under previous reimbursement plans. Such reductions to these expenses were $29,579 and $356,616, respectively.

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraOTC ProFund	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short OTC ProFund

$606,301	$4,766,373	$—	$—	$—	$—
110,306	795,260	230,258	514,921	627,317	424,425
—	—	—	—	—	—

716,607	5,561,633	230,258	514,921	627,317	424,425

276,820	3,396,886	509,107	309,146	406,572	246,139
55,364	679,384	84,852	61,830	81,315	49,228
12,214	150,090	18,807	13,743	18,156	10,968
85,807	— (a)	34,492	48,000	69,343	73,261
48,715	525,592	60,503	53,402	53,997	42,938
53,388	795,036	111,330	67,213	140,059	49,444
31,172	49,160	31,596	48,061	38,922	41,366
16,880	130,715	17,402	20,531	22,098	20,672
18,134	214,872	26,966	19,738	26,401	15,613
37,362	181,306	31,370	27,370	32,196	18,642
—	—	40,158	—	—	—

635,856	6,123,041	966,583	669,034	889,059	568,271

80,751	(561,408)	(736,325)	(154,113)	(261,742)	(143,846)

(1,688,191)	(955,868)	(265,535,895)	(23,289)	(39,150)	(20,806)
40,660	9,795,284	259,626,726	(3,883,018)	(5,277,676)	(972,806)
827,939	24,988,319	—	(1,765,129)	(3,848,253)	(11,077,823)
123,455	22,426,276	676,052	106,301	(49,325)	312,916

(696,137)	56,254,011	(5,233,117)	(5,565,135)	(9,214,404)	(11,758,519)

$(615,386)	$55,692,603	$(5,969,442)	$(5,719,248)	$(9,476,146)	$(11,902,365)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended December 31, 2004

Statements of Operations, continued

	UltraBear ProFund	UltraShort Mid-Cap ProFund(a)	UltraShort Small-Cap ProFund(a)	UltraShort Dow 30 ProFund(b)
Investment Income:
Dividends	$—	$—	$—	$—
Interest	1,470,882	94,365	683,221	28,300

Total Investment Income	1,470,882	94,365	683,221	28,300

Expenses:
Advisory fees	892,765	52,996	397,959	12,896
Management services fees	178,555	10,599	79,593	2,579
Administration fees	39,645	1,633	12,168	169
Distribution and service fees—Service Class	90,920 (c)	6,505	67,385	935
Transfer agency fees	135,529	6,879	48,238	1,038
Administrative service fees	229,204	9,151	64,838	29
Registration and filing fees	50,859	33,022	44,586	15,769
Custody fees	39,839	6,810	20,604	2,810
Fund accounting fees	57,111	2,303	17,753	213
Other fees	74,218	5,369	31,300	3,312
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Gross Expenses before reductions	1,788,645	135,267	784,424	39,750
Less Expenses reduced by the Advisor	—	—	—	(5,287)

Total Net Expenses	1,788,645	135,267	784,424	34,463

Net Investment Income (Loss)	(317,763)	(40,902)	(101,203)	(6,163)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(79,586)	(4,682)	(39,921)	(5,164)
Net realized gains (losses) on futures contracts	(22,568,748)	194,405	(12,039,408)	280,482
Net realized gains (losses) on swap agreements	(10,512,330)	(3,661,349)	(20,824,053)	(1,035,555)
Change in net unrealized appreciation/depreciation on investments	3,285,246	(135,732)	(552,052)	(4,401)

Net Realized and Unrealized Gains (Losses) on Investments	(29,875,418)	(3,607,358)	(33,455,434)	(764,638)

Change in Net Assets Resulting from Operations	$(30,193,181)	$(3,648,260)	$(33,556,637)	$(770,801)

(a)	Commencement of operations was January 30, 2004.
(b)	Commencement of operations was July 22, 2004.
(c)	Service fees of UltraBear ProFund are less than the contractual annual fee due to reductions in the amounts previously accrued under previous reimbursement plans. Such reductions to these expenses were $27,853.

See accompanying notes to the financial statements.

UltraShort OTC ProFund	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund(a)	Consumer Services UltraSector ProFund(a)

$—	$236,893	$172,723	$11,423	$98,117	$7,653
2,299,505	27,638	37,653	49,415	12,920	3,050

2,299,505	264,531	210,376	60,838	111,037	10,703

1,352,135	67,137	93,556	116,350	32,391	7,183
270,430	13,427	18,711	23,270	6,478	1,437
60,030	2,951	4,146	5,136	804	178
76,919	20,961	18,831	21,606	3,725	1,002
209,023	15,185	18,510	19,480	2,262	683
338,654	5,847	16,035	25,424	8,861	1,756
65,753	24,145	32,704	25,067	31,232	30,074
58,462	20,305	18,687	17,815	17,935	11,910
86,364	5,052	6,498	7,708	1,788	847
101,100	8,048	8,358	12,278	5,296	2,048
—	12,459	15,347	39,489	—	—

2,618,870	195,517	251,383	313,623	110,772	57,118
—	—	—	—	(22,830)	(37,439)

2,618,870	195,517	251,383	313,623	87,942	19,679

(319,365)	69,014	(41,007)	(252,785)	23,095	(8,976)

(51,110)	(303,492)	(886,147)	(824,822)	(114,122)	(12,167)
(19,288,856)	—	—	—	—	—
(40,092,381)	206,075	(617,233)	522,822	(53,951)	(3,960)
2,451,940	334,674	(768,404)	846,444	143,323	75,776

(56,980,407)	237,257	(2,271,784)	544,444	(24,750)	59,649

$(57,299,772)	$306,271	$(2,312,791)	$291,659	$(1,655)	$50,673

See accompanying notes to the financial statements.

PROFUNDS

For the year ended December 31, 2004

Statements of Operations, continued

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund(a)	Internet UltraSector ProFund
Investment Income:
Dividends	$199,829	$86,614	$99,925	$—
Interest	30,467	24,001	27,418	162,502

Total Investment Income	230,296	110,615	127,343	162,502

Expenses:
Advisory fees	78,427	62,113	68,058	375,446
Management services fees	15,685	12,423	13,612	75,090
Administration fees	3,494	2,742	1,731	16,399
Distribution and service fees—Service Class	26,045	15,866	4,659	39,231
Transfer agency fees	16,572	11,806	7,269	60,041
Administrative service fees	10,217	13,359	13,318	67,866
Registration and filing fees	21,042	27,421	31,889	31,910
Custody fees	21,643	21,599	17,445	22,461
Fund accounting fees	5,785	4,658	3,053	22,166
Other fees	8,690	7,298	9,628	34,933
Recoupment of prior expenses reimbursed by the Advisor	21,708	—	—	62,836

Total Gross Expenses before reductions	229,308	179,285	170,662	808,379
Less Expenses reduced by the Advisor	—	(1,924)	—	—

Total Net Expenses	229,308	177,361	170,662	808,379

Net Investment Income (Loss)	988	(66,746)	(43,319)	(645,877)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(522,700)	(869,421)	(1,828,282)	(5,085,945)
Net realized gains (losses) on swap agreements	(167,268)	(397,889)	(1,783,630)	2,287,167
Change in net unrealized appreciation/depreciation on investments	197,175	504,653	(16,020)	13,302,333

Net Realized and Unrealized Gains (Losses) on Investments	(492,793)	(762,657)	(3,627,932)	10,503,555

Change in Net Assets Resulting from Operations	$(491,805)	$(829,403)	$(3,671,251)	$9,857,678

(a)	Commencement of operations was January 30, 2004.

See accompanying notes to the financial statements.

Mobile Telecommunications UltraSector ProFund	Oil & Gas UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$188,510	$550,071	$178,557	$—	$1,586,934	$100,116
124,294	146,745	33,086	743,790	134,028	119,692

312,804	696,816	211,643	743,790	1,720,962	219,808

279,859	323,664	82,700	403,648	341,546	277,327
55,972	64,734	16,540	80,730	68,310	55,466
12,234	14,287	3,656	17,787	15,118	12,253
41,592	85,601	17,070	36,974	116,992	36,990
47,154	62,858	14,926	61,084	62,063	43,926
57,192	62,165	19,552	102,487	64,951	59,418
33,125	32,570	28,399	38,467	39,346	33,875
16,380	29,272	12,821	19,644	29,409	25,248
16,841	22,165	5,745	25,477	21,768	17,868
28,172	31,505	8,841	36,287	34,770	24,049
65,351	64,545	16,258	—	28,779	60,048

653,872	793,366	226,508	822,585	823,052	646,468
—	—	—	—	—	—

653,872	793,366	226,508	822,585	823,052	646,468

(341,068)	(96,550)	(14,865)	(78,795)	897,910	(426,660)

4,868,978	(1,714,707)	(1,186,817)	—	(6,271,876)	(5,812,517)
9,788,987	5,439,747	(850,731)	(12,201,844)	(1,605,629)	(7,915,638)
5,690,201	5,231,189	136,600	1,187,792	4,645,303	(2,588,307)

20,348,166	8,956,229	(1,900,948)	(11,014,052)	(3,232,202)	(16,316,462)

$20,007,098	$8,859,679	$(1,915,813)	$(11,092,847)	$(2,334,292)	$(16,743,122)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended December 31, 2004

Statements of Operations, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund
Investment Income:
Dividends	$223,179	$180,203
Interest	31,265	21,386
Expenses	—	—

Total Investment Income	254,444	201,589

Expenses:
Advisory fees	71,326	49,299
Management services fees	14,265	9,860
Administration fees	3,131	2,179
Distribution and service fees—Service Class	8,793	14,460
Transfer agency fees	14,372	9,265
Administrative service fees	9,720	7,706
Registration and filing fees	24,631	26,328
Custody fees	21,961	9,581
Fund accounting fees	5,229	3,105
Other fees	7,906	4,745
Recoupment of prior expenses reimbursed by the Advisor	12,904	4,106

Total Expenses	194,238	140,634

Net Investment Income (Loss)	60,206	60,955

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,318,148	146,696
Net realized gains (losses) on futures contracts	—	—
Net realized gains (losses) on swap agreements	134,808	743,644
Change in net unrealized appreciation/depreciation on investments	(1,500,170)	174,358

Net Realized and Unrealized Gains (Losses) on Investments	(47,214)	1,064,698

Change in Net Assets Resulting from Operations	$12,992	$1,125,653

(a)	Allocated from Scudder Cash Management Portfolio

See accompanying notes to the financial statements.

Utilities UltraSector ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity ProFund	Money Market ProFund

$440,206	$—	$—	$—
54,872	1,240,234	7,535,859	9,241,340	(a)
—	—	—	(1,172,025	)(a)

495,078	1,240,234	7,535,859	8,069,315

116,555	158,053	4,274,023	—
23,311	47,417	854,813	2,285,438
5,118	10,549	188,307	158,312
59,635	48,332	498,100	939,312
24,107	50,961	500,925	1,284,072
14,199	22,472	1,411,865	15,286
24,645	40,950	110,201	120,610
20,858	18,522	152,192	1,229
7,982	14,906	267,999	9,744
11,054	16,985	309,707	324,932
45,438	—	—	—

352,902	429,147	8,568,132	5,138,935

142,176	811,087	(1,032,273)	2,930,380

732,531	1,306,517	(26,188)	436	(a)
—	(28,912)	(2,913,323)	—
2,618,873	2,115,490	(53,916,011)	—
1,473,812	577,189	(15,193,310)	—

4,825,216	3,970,284	(72,048,832)	436

$4,967,392	$4,781,371	$(73,081,105)	$2,930,816

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets

	Bull ProFund		Mid-Cap ProFund
	For the year ended		For the year ended
	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$314,841	$(119,811)	$(366,236)	$(327,284)
Net realized gains (losses) on investments	3,729,631	(9,655,435)	4,563,181	1,720,308
Change in net unrealized appreciation/depreciation on investments	(3,038,669)	16,078,596	6,598,926	11,291,672

Change in net assets resulting from operations	1,005,803	6,303,350	10,795,871	12,684,696

Distributions to Shareholders From:
Net investment income
Investor Class	(203,979)	—	—	—
Service Class	(96,090)	—	—	—
Net realized gains on investments
Investor Class	—	—	(204,783)	—
Service Class	—	—	(10,974)	—

Change in net assets resulting from distributions	(300,069)	—	(215,757)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	806,174,417	900,862,646	517,973,673	213,022,945
Service Class	452,547,713	443,149,994	72,269,484	102,698,457
Dividends reinvested
Investor Class	196,427	—	203,211	—
Service Class	85,170	—	10,702	—
Cost of shares redeemed
Investor Class	(820,313,881)	(901,256,311)	(495,824,852)	(141,554,822)
Service Class	(418,958,239)	(437,906,879)	(75,391,423)	(98,656,061)

Change in net assets resulting from capital transactions	19,731,607	4,849,450	19,240,795	75,510,519

Change in net assets	20,437,341	11,152,800	29,820,909	88,195,215
Net Assets:
Beginning of period	136,922,308	125,769,508	105,294,026	17,098,811

End of period	$157,359,649	$136,922,308	$135,114,935	$105,294,026

Accumulated net investment income (loss)	$14,772	$—	$(18,777)	$(25,338)

Share Transactions:
Issued
Investor Class	15,660,123	20,687,906	15,040,442	7,291,029
Service Class	9,311,232	11,316,482	2,168,598	4,029,975
Reinvested
Investor Class	3,574	—	6,106	—
Service Class	1,650	—	329	—
Redeemed
Investor Class	(16,138,323)	(21,159,766)	(14,556,757)	(4,915,174)
Service Class	(8,642,611)	(11,271,121)	(2,264,324)	(3,892,149)

Change in shares	195,645	(426,499)	394,394	2,513,681

See accompanying notes to the financial statements.

Small-Cap ProFund		OTC ProFund		Large-Cap Value ProFund
For the year ended		For the year ended		For the year ended
December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003

$(482,653)	$(701,103)	$(238,363)	$(1,539,273)	$63,076	$32,342
12,651,167	32,366,826	5,034,946	13,897,679	(993,385)	(5,297,235)
4,269,608	9,209,713	(3,286,994)	21,349,578	5,404,181	2,554,453

16,438,122	40,875,436	1,509,589	33,707,984	4,473,872	(2,710,440)

—	—	—	—	(37,269)	(33,053)
—	—	—	—	(17,987)	—

(1,063,376)	(6,149,079)	—	(2,808,725)	—	—
(375,750)	(3,769,418)	—	(241,383)	—	—

(1,439,126)	(9,918,497)	—	(3,050,108)	(55,256)	(33,053)

985,147,735	785,665,834	1,375,507,650	891,384,828	265,253,916	99,461,785
775,366,124	694,261,740	424,112,602	743,016,526	132,939,894	181,359,909

607,066	5,562,066	—	2,724,413	25,888	32,885
374,366	3,759,893	—	226,053	17,925	—

(1,010,987,565)	(695,646,822)	(1,372,835,964)	(915,431,173)	(259,560,887)	(119,761,590)
(831,827,371)	(600,953,531)	(380,979,222)	(761,013,362)	(120,254,709)	(181,766,297)

(81,319,645)	192,649,180	45,805,066	(39,092,715)	18,422,027	(20,673,308)

(66,320,649)	223,606,119	47,314,655	(8,434,839)	22,840,643	(23,416,801)

274,839,465	51,233,346	98,023,037	106,457,876	30,618,238	54,035,039

$208,518,816	$274,839,465	$145,337,692	$98,023,037	$53,458,881	$30,618,238

$33,807	$(111,299)	$622,910	$(176,764)	$(533)	$(8,353)

28,687,083	27,794,755	24,169,826	17,946,154	6,564,020	2,819,001
23,114,926	25,816,149	7,649,095	16,281,182	3,333,370	5,524,548

15,899	167,734	—	47,713	586	843
10,175	116,369	—	4,094	413	—

(29,666,012)	(24,623,151)	(24,247,362)	(18,501,712)	(6,456,492)	(3,749,133)
(25,117,122)	(22,941,935)	(6,935,191)	(16,727,169)	(3,007,058)	(5,565,612)

(2,955,051)	6,329,921	636,368	(949,738)	434,839	(970,353)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	For the year ended		For the year ended
	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(38,524)	$(164,430)	$(6,331)	$(14,120)
Net realized gains (losses) on investments	(817,391)	9,802,837	6,907,713	1,884,449
Change in net unrealized appreciation/depreciation on investments	444,846	936,964	(282,599)	10,920,502

Change in net assets resulting from operations	(411,069)	10,575,371	6,618,783	12,790,831

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	(9,660)
Net realized gains on investments
Investor Class	—	(97,952)	—	—
Service Class	—	(65,711)	—	—

Change in net assets resulting from distributions	—	(163,663)	—	(9,660)

Capital Transactions:
Proceeds from shares issued
Investor Class	147,435,461	87,084,595	464,412,785	224,478,516
Service Class	55,012,224	68,290,513	150,492,243	111,197,675
Dividends reinvested
Investor Class	—	95,029	—	9,301
Service Class	—	63,990	—	—
Cost of shares redeemed
Investor Class	(145,347,914)	(122,416,499)	(517,855,326)	(138,921,968)
Service Class	(41,824,716)	(67,760,166)	(128,824,488)	(107,290,028)

Change in net assets resulting from capital transactions	15,275,055	(34,642,538)	(31,774,786)	89,473,496

Change in net assets	14,863,986	(24,230,830)	(25,156,003)	102,254,667
Net Assets:
Beginning of period	6,199,001	30,429,831	112,496,373	10,241,706

End of period	$21,062,987	$6,199,001	$87,340,370	$112,496,373

Accumulated net investment income (loss)	$39,255	$(11,538)	$28,095	$67,083

Share Transactions:
Issued
Investor Class	4,068,712	2,841,923	13,249,064	7,670,370
Service Class	1,523,134	2,033,369	4,392,619	4,221,366
Reinvested
Investor Class	—	2,616	—	277
Service Class	—	1,778	—	—
Redeemed
Investor Class	(4,026,034)	(3,683,053)	(14,913,722)	(4,793,885)
Service Class	(1,168,769)	(2,024,171)	(3,832,176)	(4,138,253)

Change in shares	397,043	(827,538)	(1,104,215)	2,959,875

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
For the year ended		For the year ended		For the year ended
December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003

$(185,353)	$(145,508)	$(341,529)	$(351,546)	$(726,474)	$(459,756)
(1,286,309)	336,224	4,699,716	538,303	(472,962)	4,115,706

1,417,020	1,013,635	9,484,285	15,295,936	9,553,273	5,383,098

(54,642)	1,204,351	13,842,472	15,482,693	8,353,837	9,039,048

—	—	—	—	—	—

—	—	(580,019)	(200,898)	—	(28,710)
—	—	(122,648)	(20,559)	—	(15,269)

—	—	(702,667)	(221,457)	—	(43,979)

151,579,639	115,486,038	654,721,043	326,102,552	579,519,924	280,364,336
82,471,610	100,421,708	216,499,251	164,100,540	149,327,694	181,078,364

—	—	557,204	194,808	—	28,710
—	—	120,689	20,417	—	15,146

(134,385,580)	(111,949,226)	(634,111,664)	(224,853,925)	(498,187,675)	(279,686,303)
(74,314,909)	(102,198,733)	(200,568,652)	(161,795,969)	(117,776,201)	(174,880,598)

25,350,760	1,759,787	37,217,871	103,768,423	112,883,742	6,919,655

25,296,118	2,964,138	50,357,676	119,029,659	121,237,579	15,914,724

6,452,687	3,488,549	137,562,977	18,533,318	25,313,276	9,398,552

$31,748,805	$6,452,687	$187,920,653	$137,562,977	$146,550,855	$25,313,276

$(52,420)	$(28,442)	$(167,286)	$(107,810)	$(317,211)	$(17,753)

4,831,952	4,183,028	18,434,496	11,480,678	17,841,650	10,964,243
2,688,788	3,934,957	6,333,706	6,203,642	4,706,472	7,244,543

—	—	13,983	5,791	—	963
—	—	3,134	622	—	506

(4,343,616)	(4,057,926)	(18,248,462)	(8,080,987)	(15,558,887)	(10,758,937)
(2,437,912)	(3,993,222)	(5,950,969)	(6,210,288)	(3,758,162)	(7,026,586)

739,212	66,837	585,888	3,399,458	3,231,073	424,732

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Europe 30 ProFund		UltraBull ProFund
	For the year ended		For the year ended
	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(44,441)	$16,536	$565,337	$(255,730)
Net realized gains (losses) on investments	1,622,756	(161,612)	8,682,021	17,938,382
Change in net unrealized appreciation/depreciation on investments	2,371,580	2,576,155	14,777,491	21,503,294

Change in net assets resulting from operations	3,949,895	2,431,079	24,024,849	39,185,946

Distributions to Shareholders From:
Net investment income
Investor Class	(12,768)	(43,294)	(513,715)	—
Service Class	(3,768)	—	(50,178)	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(16,536)	(43,294)	(563,893)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	294,353,092	207,233,751	2,114,441,560	1,335,202,673
Service Class	69,514,286	89,426,476	92,586,570	236,349,597
Dividends reinvested
Investor Class	12,360	36,179	454,269	—
Service Class	3,694	—	43,990	—
Cost of shares redeemed
Investor Class	(277,227,254)	(194,325,056)	(2,096,895,751)	(1,313,578,697)
Service Class	(68,823,025)	(81,127,969)	(89,535,912)	(233,604,753)

Change in net assets resulting from capital transactions	17,833,153	21,243,381	21,094,726	24,368,820

Change in net assets	21,766,512	23,631,166	44,555,682	63,554,766
Net Assets:
Beginning of period	34,482,026	10,850,860	136,849,453	73,294,687

End of period	$56,248,538	$34,482,026	$181,405,135	$136,849,453

Accumulated net investment income (loss)	$—	$16,536	$1,444	$—

Share Transactions:
Issued
Investor Class	21,474,315	19,818,391	43,266,482	37,503,674
Service Class	4,893,545	8,224,510	2,000,798	7,488,292
Reinvested
Investor Class	830	2,807	8,113	—
Service Class	241	—	835	—
Redeemed
Investor Class	(20,371,814)	(18,886,010)	(42,950,617)	(37,035,201)
Service Class	(4,870,192)	(7,670,135)	(1,950,195)	(7,464,764)

Change in shares	1,126,925	1,489,563	375,416	492,001

See accompanying notes to the financial statements.

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
For the year ended		For the year ended		For the year ended
December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003

$(348,426)	$(233,050)	$(516,515)	$(502,947)	$80,751	$(31,927)
(1,291,091)	8,338,663	24,980,881	35,135,907	(819,592)	1,702,191

10,347,670	2,546,251	11,382,138	12,606,238	123,455	3,885,914

8,708,153	10,651,864	35,846,504	47,239,198	(615,386)	5,556,178

—	—	—	—	(54,716)	—
—	—	—	—	(7,163)	—

—	—	—	—	—	(15,678)
—	—	—	—	—	(5,180)

—	—	—	—	(61,879)	(20,858)

860,420,725	525,693,454	2,310,159,535	1,261,404,326	627,100,669	269,745,018
71,345,441	71,606,753	199,591,585	202,247,472	39,817,127	96,483,338

—	—	—	—	38,373	14,742
—	—	—	—	6,974	5,163

(838,384,655)	(495,162,041)	(2,148,036,769)	(1,195,094,736)	(610,897,017)	(247,557,096)
(66,635,632)	(73,244,380)	(186,438,681)	(194,167,485)	(41,988,231)	(98,903,896)

26,745,879	28,893,786	175,275,670	74,389,577	14,077,895	19,787,269

35,454,032	39,545,650	211,122,174	121,628,775	13,400,630	25,322,589

62,182,599	22,636,949	150,440,662	28,811,887	40,982,383	15,659,794

$97,636,631	$62,182,599	$361,562,836	$150,440,662	$54,383,013	$40,982,383

$(85,225)	$(100,553)	$44,772	$(68,386)	$9,496	$(6,287)

27,593,714	25,586,504	108,397,741	89,025,451	20,601,713	11,036,885
2,355,286	3,885,534	9,821,351	16,186,084	1,310,880	4,731,165

—	—	—	—	1,158	471
—	—	—	—	215	167

(27,179,637)	(24,561,827)	(102,317,448)	(84,843,952)	(20,167,151)	(10,237,221)
(2,281,986)	(4,080,692)	(9,476,428)	(15,538,188)	(1,407,669)	(4,975,364)

487,377	829,519	6,425,216	4,829,395	339,146	556,103

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraOTC ProFund		UltraJapan ProFund
	For the year ended		For the year ended
	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(561,408)	$(4,007,316)	$(736,325)	$(456,533)
Net realized gains (losses) on investments	33,827,735	86,510,482	(5,909,169)	(1,378,130)
Change in net unrealized appreciation/depreciation on investments	22,426,276	114,511,358	676,052	4,667,062

Change in net assets resulting from operations	55,692,603	197,014,524	(5,969,442)	2,832,399

Capital Transactions:
Proceeds from shares issued
Investor Class	3,335,829,799	2,200,694,315	396,857,653	319,663,698
Service Class	99,946,276	104,829,621	52,313,047	54,884,991
Cost of shares redeemed
Investor Class	(3,307,597,740)	(2,123,454,403)	(385,315,008)	(283,311,396)
Service Class	(98,902,915)	(100,964,225)	(51,031,935)	(53,876,947)

Change in net assets resulting from capital transactions	29,275,420	81,105,308	12,823,757	37,360,346

Change in net assets	84,968,023	278,119,832	6,854,315	40,192,745
Net Assets:
Beginning of period	479,805,536	201,685,704	43,135,183	2,942,438

End of period	$564,773,559	$479,805,536	$49,989,498	$43,135,183

Accumulated net investment income (loss)	$—	$—	$—	$—

Share Transactions:
Issued
Investor Class	156,569,816	142,721,540	11,880,157	11,937,571
Service Class	4,892,372	7,002,572	1,566,644	2,083,276
Redeemed
Investor Class	(156,102,737)	(139,554,059)	(11,815,390)	(10,705,927)
Service Class	(4,924,385)	(6,868,427)	(1,552,499)	(2,059,409)

Change in shares	435,066	3,301,626	78,912	1,255,511

See accompanying notes to the financial statements.

Bear ProFund		Short Small-Cap ProFund		Short OTC ProFund
For the year ended		For the year ended		For the year ended
December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003

$(154,113)	$(470,478)	$(261,742)	$(411,940)	$(143,846)	$(225,685)
(5,671,436)	(19,531,983)	(9,165,079)	(28,323,293)	(12,071,435)	(12,654,103)

106,301	(81,035)	(49,325)	(810,575)	312,916	(598,344)

(5,719,248)	(20,083,496)	(9,476,146)	(29,545,808)	(11,902,365)	(13,478,132)

282,524,342	539,049,776	798,793,720	1,057,795,891	820,996,723	405,372,959
104,693,886	469,898,853	249,167,598	987,691,934	897,456,459	297,299,552

(274,176,191)	(571,548,407)	(812,915,928)	(1,114,692,650)	(822,147,530)	(395,380,757)
(107,197,165)	(467,535,091)	(255,054,234)	(975,273,712)	(891,356,332)	(292,281,197)

5,844,872	(30,134,869)	(20,008,844)	(44,478,537)	4,949,320	15,010,557

125,624	(50,218,365)	(29,484,990)	(74,024,345)	(6,953,045)	1,532,425

27,764,146	77,982,511	40,336,493	114,360,838	14,663,449	13,131,024

$27,889,770	$27,764,146	$10,851,503	$40,336,493	$7,710,404	$14,663,449

$—	$1	$1,040	$(70,319)	$44,841	$525

8,432,916	12,732,604	33,827,943	35,262,926	39,259,434	14,363,988
3,247,234	11,862,973	10,836,060	30,587,248	42,450,041	9,743,320

(8,246,285)	(13,656,762)	(34,655,650)	(36,893,107)	(39,500,387)	(14,061,563)
(3,343,970)	(11,848,094)	(11,132,182)	(30,362,061)	(42,491,547)	(9,739,695)

89,895	(909,279)	(1,123,829)	(1,404,994)	(282,459)	306,050

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraBear ProFund		UltraShort Mid-Cap ProFund
	For the year ended		For the period January 30, 2004(a) through December 31, 2004
	December 31, 2004	December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(317,763)	$(1,230,232)	$(40,902)
Net realized gains (losses) on investments	(33,160,664)	(77,450,251)	(3,471,626)
Change in net unrealized appreciation/depreciation on investments	3,285,246	(7,413,705)	(135,732)

Change in net assets resulting from operations	(30,193,181)	(86,094,188)	(3,648,260)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—

Change in net assets resulting from distributions	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	1,097,020,620	1,444,437,376	290,158,795
Service Class	108,089,951	146,943,127	11,386,077
Dividends reinvested
Investor Class	—	—	—
Cost of shares redeemed
Investor Class	(1,086,868,934)	(1,390,971,157)	(283,366,300)
Service Class	(104,053,661)	(143,001,702)	(10,534,040)

Change in net assets resulting from capital transactions	14,187,976	57,407,644	7,644,532

Change in net assets	(16,005,205)	(28,686,544)	3,996,272
Net Assets:
Beginning of period	100,767,351	129,453,895	—

End of period	$84,762,146	$100,767,351	$3,996,272

Accumulated net investment income (loss)	$—	$1	$3,270

Share Transactions:
Issued
Investor Class	49,248,679	41,588,701	10,153,709
Service Class	4,708,461	4,375,950	414,502
Reinvested
Investor Class	—	—	—
Redeemed
Investor Class	(49,116,460)	(40,453,155)	(9,992,775)
Service Class	(4,635,661)	(4,316,010)	(393,165)

Change in shares	205,019	1,195,486	182,271

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort OTC ProFund
For the period January 30, 2004(a) through December 31, 2004	For the period July 22, 2004(a) through December 31, 2004	For the year ended
		December 31, 2004	December 31, 2003

$(101,203)	$(6,163)	$(319,365)	$(870,192)
(32,903,382)	(760,237)	(59,432,347)	(132,948,084)
(552,052)	(4,401)	2,451,940	(7,443,344)

(33,556,637)	(770,801)	(57,299,772)	(141,261,620)

—	—	—	(19,374)

—	—	—	(19,374)

1,056,668,754	89,582,229	2,278,351,765	2,113,269,568
123,447,290	5,985,104	72,152,794	89,015,586

—	—	—	17,920

(1,013,065,697)	(86,310,186)	(2,223,594,475)	(1,971,939,886)
(116,493,976)	(5,420,373)	(74,045,979)	(76,408,941)

50,556,371	3,836,774	52,864,105	153,954,247

16,999,734	3,065,973	(4,435,667)	12,673,253

—	—	128,400,903	115,727,650

$16,999,734	$3,065,973	$123,965,236	$128,400,903

$22,058	$(45)	$—	$1

35,411,302	3,077,471	111,422,754	64,671,516
3,935,114	212,301	3,338,413	2,647,806

—	—	—	844

(34,685,226)	(2,977,463)	(109,540,806)	(60,957,633)
(3,880,138)	(190,546)	(3,515,258)	(2,299,349)

781,052	121,763	1,705,103	4,063,184

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund

	For the year ended		For the year ended
	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$69,014	$4,418	$(41,007)	$12,333
Net realized gains (losses) on investments	(97,417)	152,070	(1,503,380)	901,013
Change in net unrealized appreciation/depreciation on investments	334,674	200,227	(768,404)	2,265,059

Change in net assets resulting from operations	306,271	356,715	(2,312,791)	3,178,405

Distributions to Shareholders From:
Net investment income
Investor Class	(45,572)	(4,875)	—	(22,315)
Service Class	(22,064)	(203)	—	—
Net realized gains on investments
Investor Class	—	(203,665)	—	—
Service Class	—	(4,106)	—	—

Change in net assets resulting from distributions	(67,636)	(212,849)	—	(22,315)

Capital Transactions:
Proceeds from shares issued
Investor Class	88,497,141	23,625,793	143,663,880	144,840,707
Service Class	19,796,742	13,320,092	23,097,112	29,354,971
Dividends reinvested
Investor Class	41,691	205,277	—	21,034
Service Class	21,100	3,765	—	—
Cost of shares redeemed
Investor Class	(85,149,689)	(23,143,538)	(167,087,474)	(112,533,129)
Service Class	(18,692,990)	(12,365,801)	(29,550,652)	(21,417,952)

Change in net assets resulting from capital transactions	4,513,995	1,645,588	(29,877,134)	40,265,631

Change in net assets	4,752,630	1,789,454	(32,189,925)	43,421,721
Net Assets:
Beginning of period	2,513,311	723,857	44,195,260	773,539

End of period	$7,265,941	$2,513,311	$12,005,335	$44,195,260

Accumulated net investment income (loss)	$(125)	$(1,503)	$9,682	$(1,682)

Share Transactions:
Issued
Investor Class	2,511,150	835,349	4,366,548	5,537,728
Service Class	541,285	506,799	695,291	1,264,826
Reinvested
Investor Class	1,059	8,299	—	626
Service Class	523	147	—	—
Redeemed
Investor Class	(2,425,423)	(829,754)	(5,168,053)	(4,488,307)
Service Class	(518,490)	(477,242)	(909,168)	(1,017,540)

Change in shares	110,104	43,598	(1,015,382)	1,297,333

(a)	Commencement of operations

See accompanying notes to the financial statements.

Biotechnology UltraSector ProFund		Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund
For the year ended		For the period January 30, 2004(a) through December 31, 2004	For the period January 30, 2004(a) through December 31, 2004
December 31, 2004	December 31, 2003

$(252,785)	$(220,952)	$23,095	$(8,976)
(302,000)	1,288,611	(168,073)	(16,127)

846,444	1,986,958	143,323	75,776

291,659	3,054,617	(1,655)	50,673

—	—	(20,761)	—
—	—	(972)	—

—	—	—	—
—	—	—	—

—	—	(21,733)	—

147,467,532	175,232,914	77,594,264	37,200,979
21,386,021	139,659,823	8,735,094	3,560,131

—	—	20,553	—
—	—	934	—

(129,615,835)	(172,576,545)	(71,393,161)	(34,928,083)
(17,804,135)	(139,251,131)	(8,398,091)	(3,377,027)

21,433,583	3,065,061	6,559,593	2,456,000

21,725,242	6,119,678	6,536,205	2,506,673

9,659,226	3,539,548	—	—

$31,384,468	$9,659,226	$6,536,205	$2,506,673

$(57,290)	$(37,000)	$2,087	$(726)

3,479,715	5,003,192	2,417,986	1,212,995
526,438	4,225,816	273,914	119,069

—	—	604	—
—	—	28	—

(3,114,636)	(4,925,042)	(2,234,174)	(1,144,191)
(452,240)	(4,204,108)	(265,506)	(113,878)

439,277	99,858	192,852	73,995

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Financials UltraSector ProFund		Health Care UltraSector ProFund

	For the year ended		For the year ended
	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$988	$(5,676)	$(66,746)	$(22,041)
Net realized gains (losses) on investments	(689,968)	361,855	(1,267,310)	(229,408)
Change in net unrealized appreciation/depreciation on investments	197,175	712,824	504,653	288,191

Change in net assets resulting from operations	(491,805)	1,069,003	(829,403)	36,742

Distributions to Shareholders From:
Net investment income
Investor Class	(4,620)	—	—	—
Service Class	(1,203)	—	—	—

Change in net assets resulting from distributions	(5,823)	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	104,612,876	96,288,746	125,383,142	41,825,555
Service Class	14,562,655	44,356,796	15,141,116	19,709,660
Dividends reinvested
Investor Class	3,718	—	—	—
Service Class	318	—	—	—
Cost of shares redeemed
Investor Class	(101,451,024)	(95,996,552)	(118,444,146)	(38,842,402)
Service Class	(15,723,986)	(42,443,129)	(13,812,588)	(19,403,346)

Change in net assets resulting from capital transactions	2,004,557	2,205,861	8,267,524	3,289,467

Change in net assets	1,506,929	3,274,864	7,438,121	3,326,209
Net Assets:
Beginning of period	5,768,306	2,493,442	5,543,733	2,217,524

End of period	$7,275,235	$5,768,306	$12,981,854	$5,543,733

Accumulated net investment income (loss)	$(16,488)	$(11,598)	$(6,093)	$(2,354)

Share Transactions:
Issued
Investor Class	4,338,355	5,228,679	8,815,990	3,399,107
Service Class	638,209	2,810,012	1,094,373	1,791,559
Reinvested
Investor Class	143	—	—	—
Service Class	13	—	—	—
Redeemed
Investor Class	(4,258,974)	(5,235,765)	(8,371,181)	(3,221,425)
Service Class	(693,721)	(2,703,220)	(1,018,655)	(1,769,718)

Change in shares	24,025	99,706	520,527	199,523

(a)	Commencement of operations

See accompanying notes to the financial statements.

Industrials UltraSector ProFund	Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund
For the period January 30, 2004(a) through December 31, 2004	For the year ended		For the year ended
	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003

$(43,319)	$(645,877)	$(423,400)	$(341,068)	$(78,310)
(3,611,912)	(2,798,778)	367,109	14,657,965	(3,247,742)

(16,020)	13,302,333	7,880,660	5,690,201	1,588,699

(3,671,251)	9,857,678	7,824,369	20,007,098	(1,737,353)

—	—	—	—	—
—	—	—	—	—

—	—	—	—	—

166,200,443	516,528,227	312,277,897	314,984,876	64,420,154
8,812,971	35,824,451	30,630,559	38,286,897	104,628,987

—	—	—	—	—
—	—	—	—	—

(160,020,180)	(456,233,015)	(291,981,610)	(275,658,196)	(59,449,560)
(8,539,237)	(19,577,315)	(29,966,787)	(27,577,095)	(101,823,723)

6,453,997	76,542,348	20,960,059	50,036,482	7,775,858

2,782,746	86,400,026	28,784,428	70,043,580	6,038,505

—	34,906,496	6,122,068	9,735,965	3,697,460

$2,782,746	$121,306,522	$34,906,496	$79,779,545	$9,735,965

$(3,067)	$(221,764)	$(112,654)	$(127,436)	$(39,517)

5,319,073	7,741,017	6,350,845	21,638,502	7,830,917
281,189	531,240	809,931	2,685,842	14,173,865

—	—	—	—	—
—	—	—	—	—

(5,243,273)	(7,003,559)	(6,043,202)	(18,761,820)	(7,511,339)
(279,214)	(313,797)	(775,750)	(2,011,659)	(14,158,534)

77,775	954,901	341,824	3,550,865	334,909

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Oil & Gas UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	For the year ended		For the year ended
	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$(96,550)	$(16,799)	$(14,865)	$(33,489)
Net realized gains (losses) on investments	3,725,040	1,491,287	(2,037,548)	(1,659,946)
Change in net unrealized appreciation/depreciation on investments	5,231,189	2,961,172	136,600	519,706

Change in net assets resulting from operations	8,859,679	4,435,660	(1,915,813)	(1,173,729)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	(909,813)	—	—	—
Service Class	(227,064)	—	—	—
Return of capital
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(1,136,877)	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	404,516,255	197,273,116	102,424,401	91,091,630
Service Class	65,015,259	29,499,842	17,028,825	109,683,875
Dividends reinvested
Investor Class	828,867	—	—	—
Service Class	162,951	—	—	—
Cost of shares redeemed
Investor Class	(404,674,280)	(166,778,450)	(94,745,692)	(85,002,482)
Service Class	(59,818,277)	(26,314,116)	(16,779,026)	(108,040,479)

Change in net assets resulting from capital transactions	6,030,775	33,680,392	7,928,508	7,732,544

Change in net assets	13,753,577	38,116,052	6,012,695	6,558,815
Net Assets:
Beginning of period	41,708,751	3,592,699	9,121,586	2,562,771

End of period	$55,462,328	$41,708,751	$15,134,281	$9,121,586

Accumulated net investment income (loss)	$19,535	$(8,303)	$17,326	$3,979

Share Transactions:
Issued
Investor Class	21,546,227	15,035,162	9,387,443	8,259,563
Service Class	3,536,480	2,525,643	1,557,155	10,154,598
Reinvested
Investor Class	37,152	—	—	—
Service Class	7,636	—	—	—
Redeemed
Investor Class	(22,006,952)	(12,906,337)	(8,615,893)	(7,767,766)
Service Class	(3,295,559)	(2,286,933)	(1,564,415)	(10,096,437)

Change in shares	(175,016)	2,367,535	764,290	549,958

See accompanying notes to the financial statements.

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
For the year ended		For the year ended		For the year ended
December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003

$(78,795)	$(252,233)	$897,910	$325,395	$(426,660)	$(351,696)
(12,201,844)	17,885,395	(7,877,505)	1,892,609	(13,728,155)	899,939

1,187,792	(662,812)	4,645,303	1,728,593	(2,588,307)	8,021,565

(11,092,847)	16,970,350	(2,334,292)	3,946,597	(16,743,122)	8,569,808

—	—	(853,835)	(481,034)	—	—
—	—	(276,239)	(288,969)	—	—

—	—	—	—	—	—
—	—	—	—	—	—

—	—	(165,340)	—	—	—
—	—	(53,653)	—	—	—

—	—	(1,349,067)	(770,003)	—	—

444,675,049	512,149,094	801,828,934	291,780,898	297,982,136	304,831,762
78,973,894	67,465,303	164,082,436	150,067,851	31,976,183	148,427,873

—	—	947,225	348,038	—	—
—	—	321,884	287,161	—	—

(442,551,773)	(496,866,934)	(768,208,880)	(284,691,549)	(294,285,531)	(272,490,247)
(77,911,249)	(64,453,005)	(165,992,330)	(143,287,490)	(31,503,465)	(144,566,588)

3,185,921	18,294,458	32,979,269	14,504,909	4,169,323	36,202,800

(7,906,926)	35,264,808	29,295,910	17,681,503	(12,573,799)	44,772,608

59,740,876	24,476,068	24,356,419	6,674,916	48,833,761	4,061,153

$51,833,950	$59,740,876	$53,652,329	$24,356,419	$36,259,962	$48,833,761

$58,185	$66,615	$(782,882)	$(331,725)	$(79,657)	$(122,127)

15,240,839	20,430,748	27,502,004	14,175,574	14,304,135	14,833,106
2,754,797	3,012,247	5,427,803	7,267,375	1,550,628	8,285,504

—	—	29,554	15,358	—	—
—	—	10,064	12,921	—	—

(15,177,068)	(19,928,163)	(26,849,391)	(13,936,808)	(14,092,403)	(13,617,911)
(2,741,732)	(2,934,489)	(5,583,806)	(6,962,900)	(1,523,158)	(8,142,441)

76,836	580,343	536,228	571,520	239,202	1,358,258

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	For the year ended		For the year ended
	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$60,206	$(93,881)	$60,955	$51,195
Net realized gains (losses) on investments	1,452,956	764,555	890,340	(1,136,619)
Change in net unrealized appreciation/depreciation on investments	(1,500,170)	1,369,313	174,358	172,659

Change in net assets resulting from operations	12,992	2,039,987	1,125,653	(912,765)

Distributions to Shareholders From:
Net investment income
Investor Class	(45,719)	—	(49,867)	(41,445)
Service Class	(14,298)	—	(12,969)	(9,979)
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Return of capital
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(60,017)	—	(62,836)	(51,424)

Capital Transactions:
Proceeds from shares issued
Investor Class	78,488,362	75,385,649	88,319,514	61,325,830
Service Class	10,642,633	32,499,589	15,557,884	9,166,228
Dividends reinvested
Investor Class	41,935	—	44,579	40,683
Service Class	11,021	—	12,297	3,226
Cost of shares redeemed
Investor Class	(74,540,944)	(73,672,899)	(86,117,675)	(61,096,146)
Service Class	(7,741,292)	(31,684,248)	(15,364,732)	(8,032,637)

Change in net assets resulting from capital transactions	6,901,715	2,528,091	2,451,867	1,407,184

Change in net assets	6,854,690	4,568,078	3,514,684	442,995
Net Assets:
Beginning of period	7,375,353	2,807,275	6,220,749	5,777,754

End of period	$14,230,043	$7,375,353	$9,735,433	$6,220,749

Accumulated net investment income (loss)	$101,256	$(25,871)	$(32,891)	$(31,010)

Share Transactions:
Issued
Investor Class	3,082,829	3,567,670	4,686,240	3,808,780
Service Class	418,725	1,724,673	860,243	659,239
Reinvested
Investor Class	1,575	—	2,127	2,438
Service Class	426	—	609	199
Redeemed
Investor Class	(2,922,385)	(3,490,474)	(4,596,481)	(3,849,813)
Service Class	(312,967)	(1,707,749)	(849,320)	(591,156)

Change in shares	268,203	94,120	103,418	29,687

See accompanying notes to the financial statements.

Utilities UltraSector ProFund		U.S. Government Plus ProFund		Rising Rates Opportunity ProFund
For the year ended		For the year ended		For the year ended
December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003	December 31, 2004	December 31, 2003

$142,176	$59,006	$811,087	$28,041	$(1,032,273)	$(942,562)
3,351,404	1,197,497	3,393,095	(2,368,617)	(56,855,522)	(2,368,350)

1,473,812	529,012	577,189	(86,097)	(15,193,310)	1,618,121

4,967,392	1,785,515	4,781,371	(2,426,673)	(73,081,105)	(1,692,791)

(94,320)	(59,905)	(712,848)	(41,762)	—	—
(43,348)	—	(93,740)	(22,248)	—	—

—	—	(1,896,791)	—	—	—
—	—	(119,361)	—	—	—

—	—	—	(278,459)	—	—
—	—	—	(148,337)	—	—

(137,668)	(59,905)	(2,822,740)	(490,806)	—	—

209,871,736	161,385,010	1,539,238,207	424,943,584	1,995,313,315	753,466,439
43,984,022	50,535,135	100,733,059	168,661,470	267,293,784	238,445,953

84,563	58,121	2,559,594	314,252	—	—
33,671	—	184,508	163,731	—	—

(210,791,876)	(155,505,784)	(1,526,147,398)	(425,750,583)	(1,547,976,585)	(519,265,815)
(42,820,739)	(52,700,123)	(97,239,315)	(175,481,117)	(220,175,395)	(221,151,581)

361,377	3,772,359	19,328,655	(7,148,663)	494,455,119	251,494,996

5,191,101	5,497,969	21,287,286	(10,066,142)	421,374,014	249,802,205

14,878,661	9,380,692	8,039,724	18,105,866	260,978,457	11,176,252

$20,069,762	$14,878,661	$29,327,010	$8,039,724	$682,352,471	$260,978,457

$(2,497)	$(7,005)	$22,974	$(5,117)	$383,040	$(428,390)

14,520,137	14,851,317	48,458,848	13,154,499	87,852,916	31,147,830
3,143,819	5,120,871	3,160,312	5,141,621	11,921,398	9,882,682

4,980	4,516	81,817	9,732	—	—
2,046	—	5,872	5,048	—	—

(14,648,599)	(14,498,049)	(47,990,177)	(13,216,852)	(68,485,767)	(21,352,511)
(2,980,145)	(5,264,770)	(3,045,597)	(5,374,016)	(9,918,836)	(9,088,572)

42,238	213,885	671,075	(279,968)	21,369,711	10,589,429

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued
	Money Market ProFund
	For the year ended
	December 31, 2004	December 31, 2003
From Investment Activities:
Operations:
Net investment income (loss)	$2,930,380	$1,292,786
Net realized gains (losses) on investments	436	17,164

Change in net assets resulting from operations	2,930,816	1,309,950

Distributions to Shareholders From:
Net investment income
Investor Class	(2,813,258)	(1,221,740)
Service Class	(117,129)	(71,219)

Change in net assets resulting from distributions	(2,930,387)	(1,292,959)

Capital Transactions:
Proceeds from shares issued
Investor Class	10,524,880,918	8,272,605,274
Service Class	4,361,150,845	2,923,698,268
Dividends reinvested
Investor Class	2,505,189	1,194,360
Service Class	88,146	68,080
Cost of shares redeemed
Investor Class	(10,479,163,747)	(8,322,088,910)
Service Class	(4,403,702,393)	(2,992,097,462)

Change in net assets resulting from capital transactions	5,758,958	(116,620,390)

Change in net assets	5,759,387	(116,603,399)
Net Assets:
Beginning of period	504,253,491	620,856,890

End of period	$510,012,878	$504,253,491

Accumulated net investment income (loss)	$23,954	$23,525

Share Transactions:
Issued
Investor Class	10,524,879,029	8,272,605,301
Service Class	4,361,152,643	2,923,698,268
Reinvested
Investor Class	2,505,189	1,194,361
Service Class	88,146	68,080
Redeemed
Investor Class	(10,479,163,747)	(8,322,088,910)
Service Class	(4,403,702,393)	(2,992,097,462)

Change in shares	5,758,867	(116,620,362)

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Bull ProFund(d)
Year Ended December 31, 2004	$50.43	0.24	4.31	4.55	(0.10)	—	(0.10)	$54.88	9.03%		1.44%	1.44%	0.48%	$108,162	463%
Year Ended December 31, 2003	$39.97	(0.01)	10.47	10.46	—	—	—	$50.43	26.17%		1.72%	1.71%	(0.03)%	$123,319	490%
Year Ended December 31, 2002	$53.44	(0.04)	(13.43)	(13.47)	—	—	—	$39.97	(25.21)%		1.85%	1.85%	(0.08)%	$116,616	1,676%
Year Ended December 31, 2001	$63.09	(0.04)	(9.61)	(9.65)	—	—	—	$53.44	(15.30)%		2.03%	1.89%	(0.08)%	$9,848	3,058%
Year Ended December 31, 2000	$73.20	0.57	(9.70)	(9.13)	—	(0.98)	(0.98)	$63.09	(12.48)%		1.54%	1.54%	0.81%	$19,979	3,603%
Mid-Cap ProFund
Year Ended December 31, 2004	$32.87	(0.12)	4.90	4.78	—	(0.10)	(0.10)	$37.55	14.60%		1.55%	1.55%	(0.34)%	$132,350	199%
Year Ended December 31, 2003	$24.70	(0.16)	8.33	8.17	—	—	—	$32.87	33.08%		1.70%	1.69%	(0.53)%	$99,766	253%
Year Ended December 31, 2002	$30.50	(0.20)	(5.60)	(5.80)	—	—	—	$24.70	(19.02)%		2.08%	1.95%	(0.72)%	$16,284	3,727%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	0.68	0.63	—	(0.13)	(0.13)	$30.50	2.12	%(e)	7.49%	1.95%	(0.53)%	$2,904	1,907	%(e)
Small-Cap ProFund
Year Ended December 31, 2004	$32.72	(0.06)	5.65	5.59	—	(0.26)	(0.26)	$38.05	17.08%		1.40%	1.40%	(0.18)%	$155,284	385%
Year Ended December 31, 2003	$23.81	(0.13)	10.24	10.11	—	(1.20)	(1.20)	$32.72	42.41%		1.62%	1.62%	(0.42)%	$165,048	254%
Year Ended December 31, 2002	$30.98	(0.17)	(7.00)	(7.17)	—	—	—	$23.81	(23.14)%		1.98%	1.95%	(0.65)%	$40,591	865%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.02)	1.01	0.99	—	(0.01)	(0.01)	$30.98	3.32	%(e)	1.95%	1.95%	(0.19)%	$28,222	95	%(e)
OTC ProFund(g)
Year Ended December 31, 2004	$57.01	(0.05)	5.56	5.51	—	—	—	$62.52	9.67%		1.37%	1.37%	(0.08)%	$94,630	1,147%
Year Ended December 31, 2003	$40.01	(0.62)	19.50	18.88	—	(1.88)	(1.88)	$57.01	47.17%		1.59%	1.59%	(1.30)%	$90,699	868%
Year Ended December 31, 2002	$65.13	(0.67)	(24.45)	(25.12)	—	—	—	$40.01	(38.57)%		1.75%	1.75%	(1.56)%	$83,980	620%
Year Ended December 31, 2001	$94.85	(1.06)	(28.66)	(29.72)	—	—	—	$65.13	(31.33)%		2.40%	1.91%	(1.48)%	$5,524	5,388%
August 7, 2000 through December 31, 2000(f)	$150.00	(2.40)	(52.75)	(55.15)	—	—	—	$94.85	(36.77	)%(e)	1.60%	1.60%	(4.83)%	$2,781	632	%(e)
Large-Cap Value ProFund
Year Ended December 31, 2004	$39.12	0.19	4.87	5.06	(0.04)	—	(0.04)	$44.14	12.94%		1.57%	1.57%	0.48%	$37,163	715%
Year Ended December 31, 2003	$30.82	0.09	8.27 (h)	8.36	(0.06)	—	(0.06)	$39.12	27.11%		1.98%	1.86%	0.27%	$28,709	1,359%
October 1, 2002 through December 31, 2002(f)	$30.00	0.07	1.09	1.16	(0.04)	(0.30)	(0.34)	$30.82	3.88	%(e)	1.53%	1.53%	0.83%	$51,255	396	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 21, 2001.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Large-Cap Growth ProFund
Year Ended December 31, 2004	$36.38	(0.02)	1.26 (d)	1.24	—		—	—	$37.62	3.41%		1.78%	1.78%	(0.07)%	$5,404	1,288%
Year Ended December 31, 2003	$30.48	(0.16)	7.03	6.87	—		(0.97)	(0.97)	$36.38	22.54%		1.80%	1.80%	(0.50)%	$3,674	438%
October 1, 2002 through December 31, 2002(f)	$30.00	0.01	0.48	0.49	—		(0.01)	(0.01)	$30.48	1.62	%(e)	1.52%	1.52%	0.18%	$28,630	180	%(e)
Mid-Cap Value ProFund
Year Ended December 31, 2004	$33.39	0.06	5.47	5.53	—		—	—	$38.92	16.56%		1.40%	1.40%	0.17%	$53,337	631%
Year Ended December 31, 2003	$24.78	0.02	8.59	8.61	—	(g)	—	— (g)	$33.39	34.76%		1.80%	1.80%	0.05%	$101,345	600%
Year Ended December 31, 2002	$28.81	(0.12)	(3.91)	(4.03)	—		—	—	$24.78	(13.99)%		2.08%	1.95%	(0.42)%	$3,925	1,899%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	(0.23)	(0.28)	—		(0.91)	(0.91)	$28.81	(0.88	)%(e)	2.61%	1.95%	(0.51)%	$3,576	1,400	%(e)
Mid-Cap Growth ProFund
Year Ended December 31, 2004	$30.25	(0.32)	3.70	3.38	—		—	—	$33.63	11.17%		1.78%	1.78%	(1.03)%	$22,494	1,293%
Year Ended December 31, 2003	$23.87	(0.35)	6.73	6.38	—		—	—	$30.25	26.73%		2.12%	1.95%	(1.28)%	$5,462	2,235%
Year Ended December 31, 2002	$30.88	(0.37)	(6.64)	(7.01)	—		—	—	$23.87	(22.70)%		2.88%	1.95%	(1.38)%	$1,324	3,616%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15)	1.22	1.07	—		(0.19)	(0.19)	$30.88	3.56	%(e)	1.95%	1.95%	(1.54)%	$6,086	1,062	%(e)
Small-Cap Value ProFund
Year Ended December 31, 2004	$33.16	(0.03)	6.87	6.84	—		(0.15)	(0.15)	$39.85	20.62%		1.46%	1.46%	(0.09)%	$155,891	525%
Year Ended December 31, 2003	$24.61	(0.17)	8.77	8.60	—		(0.05)	(0.05)	$33.16	34.95%		1.73%	1.73%	(0.59)%	$123,119	652%
Year Ended December 31, 2002	$30.17	(0.29)	(5.27)	(5.56)	—		—	—	$24.61	(18.43)%		1.98%	1.95%	(0.96)%	$7,554	1,650%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	0.39	0.34	—		(0.17)	(0.17)	$30.17	1.15	%(e)	2.00%	1.95%	(0.52)%	$13,284	962	%(e)
Small-Cap Growth ProFund
Year Ended December 31, 2004	$30.20	(0.33)	6.41	6.08	—		—	—	$36.28	20.13%		1.59%	1.59%	(1.00)%	$103,113	854%
Year Ended December 31, 2003	$22.47	(0.29)	8.07	7.78	—		(0.05)	(0.05)	$30.20	34.64%		1.80%	1.80%	(1.16)%	$16,890	1,184%
Year Ended December 31, 2002	$30.80	(0.39)	(5.66)	(6.05)	—		(2.28)	(2.28)	$22.47	(19.64)%		2.68%	1.95%	(1.50)%	$7,934	4,550%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15)	1.30	1.15	—		(0.35)	(0.35)	$30.80	3.87	%(e)	2.94%	1.92%	(1.57)%	$9,605	1,020	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Europe 30 ProFund
Year Ended December 31, 2004	$12.97	0.02	1.89	1.91	— (d)	—	— (d)	$14.88	14.76%		1.56%	1.56%	0.12%	$43,254	742%
Year Ended December 31, 2003	$9.43	0.06	3.51	3.57	(0.03)	—	(0.03)	$12.97	37.81%		1.79%	1.78%	0.52%	$23,377	1,593%
Year Ended December 31, 2002	$12.62	0.10	(3.29)	(3.19)	—	—	—	$9.43	(25.28)%		2.34%	1.95%	0.93%	$8,184	2,892%
Year Ended December 31, 2001	$22.65	— (d)	(10.03)	(10.03)	—	—	—	$12.62	(44.28)%		4.17%	2.75%	0.02%	$5,923	11,239%
Year Ended December 31, 2000	$40.99	(0.07)	(13.77)	(13.84)	(0.02)	(4.48)	(4.50)	$22.65	(33.55)%		4.07%	2.53%	(0.20)%	$2,262	2,381%
UltraBull ProFund(e)
Year Ended December 31, 2004	$47.52	0.22	8.23	8.45	(0.15)	—	(0.15)	$55.82	17.75%		1.44%	1.44%	0.44%	$163,474	447%
Year Ended December 31, 2003	$30.64	(0.07)	16.95	16.88	—	—	—	$47.52	55.09%		1.70%	1.70%	(0.18)%	$123,782	723%
Year Ended December 31, 2002	$57.22	(0.19)	(26.39)	(26.58)	—	—	—	$30.64	(46.45)%		1.95%	1.95%	(0.47)%	$65,467	1,770%
Year Ended December 31, 2001	$84.30	(0.28)	(26.80)	(27.08)	—	—	—	$57.22	(32.12)%		1.93%	1.93%	(0.43)%	$60,956	1,377%
Year Ended December 31, 2000	$118.35	0.50	(34.00)	(33.50)	(0.20)	(0.35)	(0.55)	$84.30	(28.33)%		1.44%	1.44%	0.49%	$80,340	1,111%
UltraMid-Cap ProFund
Year Ended December 31, 2004	$28.67	(0.10)	8.27	8.17	—	—	—	$36.84	28.50%		1.51%	1.51%	(0.33)%	$86,392	395%
Year Ended December 31, 2003	$16.95	(0.16)	11.88	11.72	—	—	—	$28.67	69.14%		1.87%	1.86%	(0.75)%	$55,368	684%
Year Ended December 31, 2002	$27.42	(0.18)	(10.29)	(10.47)	—	—	—	$16.95	(38.18)%		2.08%	1.95%	(0.78)%	$15,358	2,174%
Year Ended December 31, 2001	$33.00	(0.15)	(5.43)	(5.58)	—	—	—	$27.42	(16.91)%		2.07%	1.95%	(0.52)%	$33,812	2,125%
February 7, 2000 through December 31, 2000(f)	$30.00	0.14	2.86	3.00	—	—	—	$33.00	10.00	%(g)	1.75%	1.60%	0.46%	$34,622	2,468	%(g)
UltraSmall-Cap ProFund
Year Ended December 31, 2004	$19.29	(0.04)	6.21	6.17	—	—	—	$25.46	31.99%		1.40%	1.40%	(0.17)%	$330,905	339%
Year Ended December 31, 2003	$9.62	(0.07)	9.74	9.67	—	—	—	$19.29	100.52%		1.76%	1.76%	(0.49)%	$133,404	387%
Year Ended December 31, 2002	$17.27	(0.07)	(7.58)	(7.65)	—	—	—	$9.62	(44.30)%		1.95%	1.95%	(0.54)%	$26,286	2,196%
Year Ended December 31, 2001	$20.77	(0.01)	(3.49)	(3.50)	—	—	—	$17.27	(16.85)%		2.15%	1.95%	(0.05)%	$73,105	3,221%
February 7, 2000 through December 31, 2000(f)	$30.00	0.09	(9.32)	(9.23)	—	—	—	$20.77	(30.77	)%(g)	1.89%	1.54%	0.39%	$20,847	3,345	%(g)
UltraDow 30 ProFund
Year Ended December 31, 2004	$31.29	0.14	1.60 (h)	1.74	(0.03)	—	(0.03)	$33.00	5.57%		1.49%	1.49%	0.45%	$47,100	825%
Year Ended December 31, 2003	$20.73	(0.02)	10.60	10.58	—	(0.02)	(0.02)	$31.29	51.02%		1.88%	1.88%	(0.08)%	$31,023	1,798%
June 3, 2002 through December 31, 2002(f)	$30.00	0.05	(9.28)	(9.23)	(0.04)	—	(0.04)	$20.73	(30.76	)%(g)	2.47%	1.95%	0.37%	$3,963	844	%(g)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Amount is less than $0.005.
(e)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(f)	Period from commencement of operations.
(g)	Not annualized for periods less than one year.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraOTC ProFund(d)
Year Ended December 31, 2004	$21.84	(0.03)	3.39	3.36	—	—	—	$25.20	15.38%		1.37%	1.37%	(0.14)%	$530,240	159%
Year Ended December 31, 2003	$10.79	(0.20)	11.25	11.05	—	—	—	$21.84	102.41%		1.56%	1.56%	(1.23)%	$449,308	231%
Year Ended December 31, 2002	$35.29	(0.25)	(24.25)	(24.50)	—	—	—	$10.79	(69.42)%		1.78%	1.78%	(1.49)%	$187,841	522%
Year Ended December 31, 2001	$114.10	(0.50)	(78.31)	(78.81)	—	—	—	$35.29	(69.07)%		1.80%	1.80%	(1.06)%	$353,565	622%
Year Ended December 31, 2000	$494.40	(0.85)	(361.75)	(362.60)	—	(17.70)	(17.70)	$114.10	(73.70)%		1.33%	1.33%	(0.22)%	$421,434	801%
UltraJapan ProFund(e)
Year Ended December 31, 2004	$30.91	(0.41)	3.42 (f)	3.01	—	—	—	$33.92	9.74%		1.65%	1.65%	(1.24)%	$48,512	—
Year Ended December 31, 2003	$20.93	(0.47)	10.45	9.98	—	—	—	$30.91	47.68%		1.95%	1.95%	(1.70)%	$42,203	—
Year Ended December 31, 2002	$34.77	(0.49)	(13.35)	(13.84)	—	—	—	$20.93	(39.80)%		2.37%	1.93%	(1.48)%	$2,799	—	(g)
Year Ended December 31, 2001	$65.75	0.19	(31.16)	(30.97)	(0.01)	—	(0.01)	$34.77	(47.10)%		2.46%	1.95%	0.39%	$2,697	1,299%
February 7, 2000 through December 31, 2000(h)	$150.00	2.90	(82.95)	(80.05)	(4.20)	—	(4.20)	$65.75	(53.44	)%(i)	2.31%	1.59%	2.99%	$1,050	1,300	%(i)
Bear ProFund(j)
Year Ended December 31, 2004	$34.19	(0.09)	(3.28)	(3.37)	—	—	—	$30.82	(9.86)%		1.51%	1.51%	(0.26)%	$26,624	—
Year Ended December 31, 2003	$45.26	(0.28)	(10.79)	(11.07)	—	—	—	$34.19	(24.46)%		1.73%	1.72%	(0.67)%	$23,150	—
Year Ended December 31, 2002	$37.43	(0.24)	8.07	7.83	—	—	—	$45.26	20.92%		1.95%	1.95%	(0.56)%	$72,473	—	(g)
Year Ended December 31, 2001	$32.75	0.52	4.16	4.68	—	—	—	$37.43	14.29%		1.96%	1.88%	1.41%	$8,498	1,299%
Year Ended December 31, 2000	$30.18	1.09	3.84	4.93	(2.36)	—	(2.36)	$32.75	16.41%		2.19%	1.84%	3.43%	$8,889	1,299%
Short Small-Cap ProFund
Year Ended December 31, 2004	$24.35	(0.08)	(4.04)	(4.12)	—	—	—	$20.23	(16.92)%		1.51%	1.51%	(0.36)%	$10,318	—
Year Ended December 31, 2003	$37.31	(0.23)	(12.73)	(12.96)	—	—	—	$24.35	(34.74)%		1.77%	1.76%	(0.68)%	$32,575	—
May 1, 2002 through December 31, 2002(h)	$30.00	0.01	7.30	7.31	—	—	—	$37.31	24.37	%(i)	1.49%	1.49%	0.02%	$110,733	—	(i)
Short OTC ProFund
Year Ended December 31, 2004	$21.10	(0.05)	(2.35)	(2.40)	—	—	—	$18.70	(11.33)%		1.51%	1.51%	(0.22)%	$6,604	—
Year Ended December 31, 2003	$33.69	(0.23)	(12.36)	(12.59)	—	—	—	$21.10	(37.37)%		1.88%	1.87%	(0.79)%	$12,538	—
May 1, 2002 through December 31, 2002(h)	$30.00	(0.10)	3.88	3.78	(0.09)	—	(0.09)	$33.69	12.60	%(i)	2.00%	1.82%	(0.46)%	$9,826	—	(i)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(e)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.
(h)	Period from commencement of operations.
(i)	Not annualized for periods less than one year.
(j)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraBear ProFund(d)
Year Ended December 31, 2004	$23.42	(0.04)	(4.56)	(4.60)	—	—	$18.82	(19.64)%		1.43%	1.43%	(0.19)%	$77,863	—
Year Ended December 31, 2003	$41.64	(0.26)	(17.96)	(18.22)	—	—	$23.42	(43.76)%		1.65%	1.64%	(0.78)%	$93,826	—
Year Ended December 31, 2002	$30.15	(0.20)	11.69	11.49	— (e)	— (e)	$41.64	38.11%		1.80%	1.80%	(0.52)%	$119,520	—	(f)
Year Ended December 31, 2001	$24.84	0.34	5.29	5.63	(0.32)	(0.32)	$30.15	22.65%		1.79%	1.79%	1.12%	$61,019	1,299%
Year Ended December 31, 2000	$21.31	0.75	3.94	4.69	(1.16)	(1.16)	$24.84	22.15%		1.56%	1.56%	3.38%	$30,196	1,300%
UltraShort Mid-Cap ProFund
January 30, 2004 through December 31, 2004(g)	$30.00	(0.13)	(7.92)	(8.05)	—	—	$21.95	(26.83	)%(h)	1.82%	1.82%	(0.49)%	$3,533	—	(h)
UltraShort Small-Cap ProFund
January 30, 2004 through December 31, 2004(g)	$30.00	(0.02)	(8.20)	(8.22)	—	—	$21.78	(27.40	)%(h)	1.35%	1.35%	(0.06)%	$15,813	—	(h)
UltraShort Dow 30 ProFund
November 22, 2004 through December 31, 2004(g)	$30.00	(0.04)	(4.76)	(4.80)	—	—	$25.20	(16.00	)%(h)	2.26%	1.95%	(0.30)%	$2,520	—	(h)
UltraShort OTC ProFund(i)
Year Ended December 31, 2004	$20.92	(0.03)	(5.06)	(5.09)	—	—	$15.83	(24.33)%		1.41%	1.41%	(0.13)%	$119,685	—
Year Ended December 31, 2003	$56.25	(0.18)	(35.15)	(35.33)	— (e)	— (e)	$20.92	(62.80)%		1.65%	1.65%	(0.57)%	$118,811	—
Year Ended December 31, 2002	$39.15	(0.11)	19.07	18.96	(1.86)	(1.86)	$56.25	48.56%		1.84%	1.84%	(0.19)%	$110,437	—	(f)
Year Ended December 31, 2001	$45.64	0.94	(4.47)	(3.53)	(2.96)	(2.96)	$39.15	(7.36)%		1.78%	1.78%	1.95%	$92,457	1,257%
Year Ended December 31, 2000	$45.98	0.89	0.86	1.75	(2.09)	(2.09)	$45.64	4.25%		1.48%	1.48%	2.73%	$49,063	1,300%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	Amount is less than $0.005.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(g)	Period from commencement of operations.
(h)	Not annualized for periods less than one year.
(i)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Banks UltraSector ProFund
Year Ended December 31, 2004	$33.91	0.36	5.53	5.89	(0.41)	—	(0.41)	$39.39	17.36%		1.95%	1.95%	1.01%	$5,063	819%
Year Ended December 31, 2003	$24.57	0.17	10.66	10.83	(0.12)	(1.37)	(1.49)	$33.91	46.23%		4.63%	1.95%	0.59%	$1,417	1,869%
Year Ended December 31, 2002	$28.75	0.13	(3.18)	(3.05)	(1.13)	—	(1.13)	$24.57	(10.56)%		3.03%	1.95%	0.44%	$685	2,674%
September 4, 2001 through December 31, 2001(d)	$30.00	0.11	(1.29)	(1.18)	(0.07)	—	(0.07)	$28.75	(3.92	)%(e)	3.20%	1.95%	1.19%	$3,189	350	%(e)
Basic Materials UltraSector ProFund
Year Ended December 31, 2004	$33.21	(0.06)	4.86 (f)	4.80	—	—	—	$38.01	14.45%		1.87%	1.87%	(0.18)%	$10,727	723%
Year Ended December 31, 2003	$22.53	0.11	10.59	10.70	(0.02)	—	(0.02)	$33.21	47.49%		2.24%	1.95%	0.40%	$35,985	1,521%
Year Ended December 31, 2002	$28.58	0.07	(6.12)	(6.05)	—	—	—	$22.53	(21.17)%		3.61%	1.94%	0.25%	$759	10,105%
September 4, 2001 through December 31, 2001(d)	$30.00	0.13	(1.49)	(1.36)	(0.06)	—	(0.06)	$28.58	(4.54	)%(e)	3.51%	1.27%	1.38%	$2,467	913	%(e)
Biotechnology UltraSector ProFund(g)
Year Ended December 31, 2004	$39.75	(0.62)	7.10	6.48	—	—	—	$46.23	16.30%		1.88%	1.88%	(1.49)%	$26,386	562%
Year Ended December 31, 2003	$24.58	(0.56)	15.73	15.17	—	—	—	$39.75	61.72%		1.93%	1.92%	(1.59)%	$8,175	2,288%
Year Ended December 31, 2002	$53.06	(0.44)	(28.04)	(28.48)	—	—	—	$24.58	(53.68)%		2.65%	1.95%	(1.48)%	$3,134	2,527%
Year Ended December 31, 2001	$83.20	(0.62)	(29.52)	(30.14)	—	—	—	$53.06	(36.23)%		2.59%	1.95%	(1.10)%	$14,931	1,266%
June 19, 2000 through December 31, 2000(d)	$100.00	(0.10)	(16.70)	(16.80)	—	—	—	$83.20	(16.80	)%(e)	2.34%	1.94%	(0.20)%	$4,198	1,554	%(e)
Consumer Goods UltraSector ProFund
January 30, 2004 through December 31, 2004(d)	$30.00	0.18	3.85 (f)	4.03	(0.12)	—	(0.12)	$33.91	13.42	%(e)	2.48%	1.95%	0.62%	$6,253	1,505	%(e)
Consumer Services UltraSector ProFund
January 30, 2004 through December 31, 2004(d)	$30.00	(0.24)	4.14	3.90	—	—	—	$33.90	13.00	%(e)	5.86%	1.95%	(0.83)%	$2,332	2,929	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Period from commencement of operations.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Financials UltraSector ProFund
Year Ended December 31, 2004	$22.73	0.06	3.32 (d)	3.38	(0.02)	(0.02)	$26.09	14.86%		1.94%	1.94%	0.26%	$5,658	914%
Year Ended December 31, 2003	$15.84	0.05	6.84	6.89	—	—	$22.73	43.50%		2.27%	1.95%	0.25%	$3,122	2,340%
Year Ended December 31, 2002	$21.10	0.03	(5.28)	(5.25)	(0.01)	(0.01)	$15.84	(24.88)%		2.65%	1.95%	0.15%	$2,288	2,267%
Year Ended December 31, 2001	$25.39	0.14	(4.43)	(4.29)	—	—	$21.10	(16.90)%		2.51%	1.95%	0.61%	$6,553	1,060%
June 19, 2000 through December 31, 2000(e)	$20.00	0.15	5.24	5.39	—	—	$25.39	26.95	%(f)	2.25%	1.87%	1.23%	$17,366	2,277	%(f)
Health Care UltraSector ProFund
Year Ended December 31, 2004	$13.90	(0.09)	0.37 (d)	0.28	—	—	$14.18	2.01%		1.97%	1.95%	(0.61)%	$11,525	1,198%
Year Ended December 31, 2003	$11.09	(0.09)	2.90	2.81	—	—	$13.90	25.34%		3.54%	1.95%	(0.77)%	$5,120	1,904%
Year Ended December 31, 2002	$17.17	(0.07)	(6.01)	(6.08)	—	—	$11.09	(35.41)%		3.23%	1.95%	(0.59)%	$2,113	1,884%
Year Ended December 31, 2001	$22.67	(0.07)	(5.43)	(5.50)	—	—	$17.17	(24.26)%		2.58%	1.95%	(0.40)%	$10,583	1,143%
June 19, 2000 through December 31, 2000(e)	$20.00	0.04	2.63	2.67	—	—	$22.67	13.35	%(f)	2.25%	1.86%	0.34%	$6,467	1,011	%(f)
Industrials UltraSector ProFund
January 30, 2004 through December 31, 2004(e)	$30.00	(0.12)	5.91 (d)	5.79	—	—	$35.79	19.30	%(f)	1.83%	1.83%	(0.43)%	$2,713	1,419	%(f)
Internet UltraSector ProFund(g)
Year Ended December 31, 2004	$61.44	(0.79)	19.64	18.85	—	—	$80.29	30.68%		1.54%	1.54%	(1.21)%	$99,944	614%
Year Ended December 31, 2003	$26.84	(0.74)	35.34	34.60	—	—	$61.44	128.91%		1.74%	1.73%	(1.50)%	$31,165	932%
Year Ended December 31, 2002	$64.32	(0.46)	(37.02)	(37.48)	—	—	$26.84	(58.27)%		2.24%	1.95%	(1.54)%	$5,357	1,867%
Year Ended December 31, 2001	$272.00	(0.85)	(206.83)	(207.68)	—	—	$64.32	(76.35)%		3.59%	1.95%	(1.13)%	$6,550	1,742%
June 19, 2000 through December 31, 2000(e)	$1,000.00	2.00	(730.00)	(728.00)	—	—	$272.00	(72.80	)%(f)	3.99%	1.59%	0.46%	$718	2,401	%(f)
Mobile Telecommunications UltraSector ProFund(h)
Year Ended December 31, 2004	$10.83	(0.12)	7.36	7.24	—	—	$18.07	66.85%		1.64%	1.64%	(0.80)%	$67,289	645%
Year Ended December 31, 2003	$6.54	(0.09)	4.38 (d)	4.29	—	—	$10.83	65.60%		2.15%	1.94%	(1.16)%	$9,170	2,818%
Year Ended December 31, 2002	$33.32	(0.06)	(26.72)	(26.78)	—	—	$6.54	(80.37)%		2.30%	1.95%	(0.75)%	$3,448	3,129%
Year Ended December 31, 2001	$57.10	(0.32)	(23.46)	(23.78)	—	—	$33.32	(41.65)%		3.34%	1.95%	(0.62)%	$1,770	2,512%
June 19, 2000 through December 31, 2000(e)	$200.00	0.20	(143.10)	(142.90)	—	—	$57.10	(71.45	)%(f)	3.45%	1.79%	0.39%	$496	2,165	%(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Period from commencement of operations.
(f)	Not annualized for periods less than one year.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratio to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Oil & Gas UltraSector ProFund
Year Ended December 31, 2004	$15.66	— (d)	7.20	7.20	—	(0.45)	—	(0.45)	$22.41	45.98%		1.64%	1.64%	(0.03)%	$44,530	634%
Year Ended December 31, 2003	$11.80	(0.02)	3.88	3.86	—	—	—	—	$15.66	32.71%		2.09%	1.94%	(0.12)%	$37,753	2,032%
Year Ended December 31, 2002	$15.90	(0.03)	(4.07)	(4.10)	—	—	—	—	$11.80	(25.79)%		2.66%	1.95%	(0.21)%	$3,330	2,399%
Year Ended December 31, 2001	$20.82	0.11	(5.03)	(4.92)	—	—	—	—	$15.90	(23.63)%		2.75%	1.95%	0.59%	$5,243	1,610%
June 19, 2000 through December 31, 2000(e)	$20.00	0.24	0.58	0.82	—	—	—	—	$20.82	4.10	%(f)	2.83%	1.59%	2.24%	$7,640	2,784	(f)
Pharmaceuticals UltraSector ProFund
Year Ended December 31, 2004	$11.61	— (d)	(1.84)	(1.84)	—	—	—	—	$9.77	(15.85)%		1.90%	1.90%	0.02%	$14,459	607%
Year Ended December 31, 2003	$10.77	(0.05)	0.89 (g)	0.84	—	—	—	—	$11.61	7.80%		2.20%	1.95%	(0.50)%	$8,229	4,437%
Year Ended December 31, 2002	$16.54	(0.02)	(5.75)	(5.77)	—	—	—	—	$10.77	(34.89)%		3.11%	1.95%	(0.18)%	$2,342	2,548%
Year Ended December 31, 2001	$23.23	(0.07)	(6.62)	(6.69)	—	—	—	—	$16.54	(28.80)%		2.33%	1.95%	(0.38)%	$15,290	1,469%
June 28, 2000 through December 31, 2000(e)	$20.00	0.13	3.10	3.23	—	—	—	—	$23.23	16.15	%(f)	2.55%	1.93%	1.27%	$3,470	1,486	%(f)
Precious Metals UltraSector ProFund
Year Ended December 31, 2004	$36.13	(0.02)	(6.12)	(6.14)	—	—	—	—	$29.99	(16.99)%		1.46%	1.46%	(0.08)%	$46,862	—
Year Ended December 31, 2003	$22.77	(0.18)	13.54	13.36	—	—	—	—	$36.13	58.67%		1.69%	1.68%	(0.67)%	$54,157	—
June 3, 2002 through December 31, 2002(e)	$30.00	(0.06)	(7.17)	(7.23)	—	—	—	—	$22.77	(24.10	)%(f)	2.56%	1.93%	(0.51)%	$22,686	—	(f)
Real Estate UltraSector ProFund
Year Ended December 31, 2004	$25.79	0.66	10.38 (g)	11.04	(0.28)	—	(0.16)	(0.44)	$36.39	42.95%		1.55%	1.55%	2.23%	$47,120	1,303%
Year Ended December 31, 2003	$18.42	0.62	8.15	8.77	(1.40)	—	—	(1.40)	$25.79	49.87%		1.84%	1.84%	2.82%	$15,800	2,478%
Year Ended December 31, 2002	$21.92	0.90	(2.22)	(1.32)	(1.87)	—	(0.31)	(2.18)	$18.42	(6.82)%		2.31%	1.95%	4.01%	$6,603	4,862%
Year Ended December 31, 2001	$21.81	1.04	0.92	1.96	(1.44)	—	(0.41)	(1.85)	$21.92	9.11%		1.99%	1.95%	4.52%	$6,345	2,461%
June 19, 2000 through December 31, 2000(e)	$20.00	0.62	2.10	2.72	(0.75)	—	(0.16)	(0.91)	$21.81	13.49	%(f)	2.10%	1.58%	5.31%	$9,704	1,617	%(f)
Semiconductor UltraSector ProFund(h)
Year Ended December 31, 2004	$28.70	(0.23)	(9.76)	(9.99)	—	—	—	—	$18.71	(34.81)%		1.65%	1.65%	(1.06)%	$32,555	468%
Year Ended December 31, 2003	$11.64	(0.31)	17.37	17.06	—	—	—	—	$28.70	146.56%		1.76%	1.76%	(1.38)%	$43,859	1,116%
Year Ended December 31, 2002	$38.89	(0.27)	(26.98)	(27.25)	—	—	—	—	$11.64	(70.07)%		2.38%	1.95%	(1.26)%	$3,643	1,926%
Year Ended December 31, 2001	$58.40	(0.36)	(19.15)	(19.51)	—	—	—	—	$38.89	(33.41)%		2.89%	1.95%	(0.82)%	$6,431	1,439%
June 19, 2000 through December 31, 2000(e)	$200.00	0.20	(141.80)	(141.60)	—	—	—	—	$58.40	(70.80	)%(f)	3.10%	1.87%	0.31%	$1,947	1,456	%(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.
(f)	Not annualized for periods less than one year.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Technology UltraSector ProFund(d)
Year Ended December 31, 2004	$27.36	0.18	(0.81)	(0.63)	(0.11)	—	—	(0.11)	$26.62	(2.31)%		1.95%	1.95%	0.73%	$10,781	743%
Year Ended December 31, 2003	$15.97	(0.29)	11.68	11.39	—	—	—	—	$27.36	71.32%		2.19%	1.95%	(1.35)%	$6,649	1,689%
Year Ended December 31, 2002	$37.19	(0.28)	(20.94)	(21.22)	—	—	—	—	$15.97	(57.06)%		2.51%	1.95%	(1.23)%	$2,647	1,491%
Year Ended December 31, 2001	$76.60	(0.35)	(39.06)	(39.41)	—	—	—	—	$37.19	(51.45)%		2.88%	1.95%	(0.71)%	$8,472	1,177%
June 19, 2000 through December 31, 2000(e)	$200.00	0.10	(123.50)	(123.40)	—	—	—	—	$76.60	(61.70	)%(f)	4.63%	1.62%	0.17%	$2,517	1,088	%(f)
Telecommunications UltraSector ProFund(g)
Year Ended December 31, 2004	$17.04	0.22	3.71	3.93	(0.13)	—	—	(0.13)	$20.84	23.06%		1.92%	1.92%	1.15%	$7,727	1,252%
Year Ended December 31, 2003	$17.13	0.45	(0.39)	0.06	(0.15)	—	—	(0.15)	$17.04	0.39%		3.22%	1.95%	2.78%	$4,752	3,034%
Year Ended December 31, 2002	$37.59	(0.11)	(20.35)	(20.46)	—	—	—	—	$17.13	(54.43)%		2.58%	1.94%	(0.63)%	$5,438	3,606%
Year Ended December 31, 2001	$51.05	0.02	(13.48)	(13.46)	—	—	—	—	$37.59	(26.37)%		3.71%	1.95%	0.05%	$3,457	2,713%
June 19, 2000 through December 31, 2000(e)	$100.00	0.40	(49.35)	(48.95)	—	—	—	—	$51.05	(48.95	)%(f)	4.70%	1.92%	1.15%	$385	1,515	%(f)
Utilities UltraSector ProFund
Year Ended December 31, 2004	$12.87	0.19	3.91	4.10	(0.12)	—	—	(0.12)	$16.85	31.85%		1.89%	1.89%	1.30%	$14,316	1,001%
Year Ended December 31, 2003	$9.97	0.12	2.84	2.96	(0.06)	—	—	(0.06)	$12.87	29.69%		2.17%	1.95%	1.09%	$12,526	2,402%
Year Ended December 31, 2002	$16.07	0.24	(6.19)	(5.95)	(0.15)	—	—	(0.15)	$9.97	(37.00)%		2.40%	1.93%	1.89%	$6,134	2,370%
Year Ended December 31, 2001	$28.10	0.41	(12.39)	(11.98)	(0.05)	—	—	(0.05)	$16.07	(42.65)%		5.52%	1.95%	1.87%	$5,016	3,101%
July 26, 2000 through December 31, 2000(e)	$20.00	0.23	7.87	8.10	—	—	—	—	$28.10	40.50	%(f)	2.41%	1.60%	2.09%	$1,037	1,811	%(f)
U.S. Government Plus ProFund
Year Ended December 31, 2004	$31.33	0.86	1.82	2.68	(0.92)	(1.46)	—	(2.38)	$31.63	8.78%		1.20%	1.20%	2.72%	$24,088	4,947%
Year Ended December 31, 2003	$33.73	0.21	(1.24)	(1.03)	(0.18)	—	(1.19)	(1.37)	$31.33	(3.13)%		1.57%	1.57%	0.63%	$6,610	3,932%
May 1, 2002 through December 31, 2002(e)	$30.00	0.09	5.00	5.09	(0.90)	(0.46)	—	(1.36)	$33.73	17.15	%(f)	2.12%	1.69%	0.40%	$8,891	836	%(f)
Rising Rates Opportunity ProFund
Year Ended December 31, 2004	$23.65	(0.02)	(2.54)	(2.56)	—	—	—	—	$21.09	(10.82)%		1.42%	1.42%	(0.09)%	$623,000	—
Year Ended December 31, 2003	$24.56	(0.15)	(0.76)	(0.91)	—	—	—	—	$23.65	(3.71)%		1.57%	1.57%	(0.61)%	$240,555	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.09)	(5.35)	(5.44)	—	—	—	—	$24.56	(18.13	)%(f)	1.94%	1.94%	(0.54)%	$9,220	—	(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(e)	Period from commencement of operations.
(f)	Not annualized for periods less than one year.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate

Money Market ProFund
Year Ended December 31, 2004	$1.000	0.006		—	(b)	0.006	(0.006)	(0.006)	$1.000	0.61%	0.82%	0.82%	0.59%	$447,156	—
Year Ended December 31, 2003	$1.000	0.003		—	(b)	0.003	(0.003)	(0.003)	$1.000	0.31%	0.93%	0.93%	0.31%	$398,934	—
Year Ended December 31, 2002	$1.000	0.009	(c)	—		0.009	(0.009)	(0.009)	$1.000	0.94%	1.03%	0.98%	0.93%	$447,211	—
Year Ended December 31, 2001	$1.000	0.032		—		0.032	(0.032)	(0.032)	$1.000	3.28%	1.08%	1.08%	3.30%	$298,546	—
Year Ended December 31, 2000	$1.000	0.056		—		0.056	(0.056)	(0.056)	$1.000	5.74%	0.86%	0.86%	5.62%	$355,692	—

(a)	Per share amounts and percentages include the amounts allocated from the Scudder Cash Management Portfolio Master Fund.
(b)	Amount is less than $0.0005.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Bull ProFund(d)
Year Ended December 31, 2004	$47.85	(0.23)	4.02	3.79	(0.10)	—	(0.10)	$51.54	7.92%		2.40%	2.40%	(0.48)%	$49,198	463%
Year Ended December 31, 2003	$38.31	(0.43)	9.97	9.54	—	—	—	$47.85	24.90%		2.72%	2.71%	(1.03)%	$13,603	490%
Year Ended December 31, 2002	$51.62	(0.59)	(12.72)	(13.31)	—	—	—	$38.31	(25.78)%		2.94%	2.94%	(1.36)%	$9,154	1,676%
Year Ended December 31, 2001	$61.52	(0.58)	(9.32)	(9.90)	—	—	—	$51.62	(16.09)%		3.08%	2.95%	(1.06)%	$42,861	3,058%
Year Ended December 31, 2000	$72.01	(0.05)	(9.46)	(9.51)	—	(0.98)	(0.98)	$61.52	(13.22)%		2.38%	2.38%	(0.07)%	$5,562	3,603%
Mid-Cap ProFund
Year Ended December 31, 2004	$32.33	(0.45)	4.78	4.33	—	(0.10)	(0.10)	$36.56	13.45%		2.55%	2.55%	(1.34)%	$2,764	199%
Year Ended December 31, 2003	$24.54	(0.42)	8.21	7.79	—	—	—	$32.33	31.74%		2.70%	2.69%	(1.53)%	$5,528	253%
Year Ended December 31, 2002	$30.57	(0.48)	(5.55)	(6.03)	—	—	—	$24.54	(19.73)%		3.97%	2.95%	(1.78)%	$814	3,727%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.17)	0.87	0.70	—	(0.13)	(0.13)	$30.57	2.35	%(e)	8.33%	2.79%	(1.79)%	$1,095	1,907	%(e)
Small-Cap ProFund
Year Ended December 31, 2004	$31.88	(0.40)	5.46	5.06	—	(0.26)	(0.26)	$36.68	15.87%		2.40%	2.40%	(1.18)%	$53,235	385%
Year Ended December 31, 2003	$23.50	(0.40)	9.98	9.58	—	(1.20)	(1.20)	$31.88	40.71%		2.62%	2.62%	(1.42)%	$109,792	254%
Year Ended December 31, 2002	$30.95	(0.42)	(7.03)	(7.45)	—	—	—	$23.50	(24.07)%		2.99%	2.95%	(1.55)%	$10,642	865%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.08)	1.04	0.96	—	(0.01)	(0.01)	$30.95	3.22	%(e)	2.76%	2.76%	(0.89)%	$15,392	95	%(e)
OTC ProFund(g)
Year Ended December 31, 2004	$55.13	(0.60)	5.36	4.76	—	—	—	$59.89	8.63%		2.37%	2.37%	(1.08)%	$50,708	1,147%
Year Ended December 31, 2003	$39.11	(1.09)	18.99	17.90	—	(1.88)	(1.88)	$55.13	45.75%		2.59%	2.59%	(2.30)%	$7,324	868%
Year Ended December 31, 2002	$64.33	(1.13)	(24.09)	(25.22)	—	—	—	$39.11	(39.20)%		2.94%	2.94%	(2.73)%	$22,478	620%
Year Ended December 31, 2001	$94.80	(2.08)	(28.39)	(30.47)	—	—	—	$64.33	(32.14)%		3.45%	2.95%	(2.25)%	$990	5,388%
August 7, 2000 through December 31, 2000(f)	$150.00	(0.45)	(54.75)	(55.20)	—	—	—	$94.80	(36.80	)%(e)	2.80%	2.80%	(1.06)%	$1,054	632	%(e)
Large-Cap Value ProFund
Year Ended December 31, 2004	$38.83	(0.21)	4.77	4.56	(0.04)	—	(0.04)	$43.35	11.75%		2.57%	2.57%	(0.52)%	$16,296	715%
Year Ended December 31, 2003	$30.81	(0.24)	8.26 (h)	8.02	—	—	—	$38.83	26.03%		2.98%	2.86%	(0.73)%	$1,909	1,359%
October 1, 2002 through December 31, 2002(f)	$30.00	(0.03)	1.14	1.11	—	(0.30)	(0.30)	$30.81	3.72	%(e)	2.63%	2.63%	(0.36)%	$2,780	396	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 21, 2001.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Large-Cap Growth ProFund
Year Ended December 31, 2004	$36.05	(0.39)	1.24 (d)	0.85	—	—	$36.90	2.36%		2.78%	2.78%	(1.07)%	$15,659	1,288%
Year Ended December 31, 2003	$30.46	(0.49)	7.05	6.56	(0.97)	(0.97)	$36.05	21.54%		2.80%	2.80%	(1.50)%	$2,525	438%
October 1, 2002 through December 31, 2002(f)	$30.00	(0.09)	0.56	0.47	(0.01)	(0.01)	$30.46	1.55	%(e)	2.62%	2.62%	(1.12)%	$1,800	180	%(e)
Mid-Cap Value ProFund
Year Ended December 31, 2004	$32.70	(0.29)	5.31	5.02	—	—	$37.72	15.35%		2.40%	2.40%	(0.83)%	$34,003	631%
Year Ended December 31, 2003	$24.49	(0.27)	8.48	8.21	—	—	$32.70	33.52%		2.80%	2.80%	(0.95)%	$11,151	600%
Year Ended December 31, 2002	$28.73	(0.42)	(3.82)	(4.24)	—	—	$24.49	(14.76)%		3.04%	2.95%	(1.45)%	$6,316	1,899%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.07)	(0.29)	(0.36)	(0.91)	(0.91)	$28.73	(1.14	)%(e)	3.43%	2.77%	(0.72)%	$6,178	1,400	%(e)
Mid-Cap Growth ProFund
Year Ended December 31, 2004	$29.58	(0.62)	3.58	2.96	—	—	$32.54	10.01%		2.78%	2.78%	(2.03)%	$9,254	1,293%
Year Ended December 31, 2003	$23.59	(0.61)	6.60	5.99	—	—	$29.58	25.39%		3.12%	2.95%	(2.28)%	$991	2,235%
Year Ended December 31, 2002	$30.82	(0.63)	(6.60)	(7.23)	—	—	$23.59	(23.46)%		3.56%	2.94%	(2.43)%	$2,164	3,616%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.25)	1.26	1.01	(0.19)	(0.19)	$30.82	3.36	%(e)	2.94%	2.94%	(2.48)%	$3,460	1,062	%(e)
Small-Cap Value ProFund
Year Ended December 31, 2004	$32.38	(0.38)	6.65	6.27	(0.15)	(0.15)	$38.50	19.36%		2.46%	2.46%	(1.09)%	$32,029	525%
Year Ended December 31, 2003	$24.29	(0.45)	8.59	8.14	(0.05)	(0.05)	$32.38	33.52%		2.73%	2.73%	(1.59)%	$14,444	652%
Year Ended December 31, 2002	$30.11	(0.62)	(5.20)	(5.82)	—	—	$24.29	(19.33)%		2.97%	2.94%	(2.03)%	$10,979	1,650%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.14)	0.42	0.28	(0.17)	(0.17)	$30.11	0.95	%(e)	2.90%	2.85%	(1.41)%	$36,458	962	%(e)
Small-Cap Growth ProFund
Year Ended December 31, 2004	$29.64	(0.66)	6.26	5.60	—	—	$35.24	18.89%		2.59%	2.59%	(2.00)%	$43,438	854%
Year Ended December 31, 2003	$22.27	(0.55)	7.97	7.42	(0.05)	(0.05)	$29.64	33.33%		2.80%	2.80%	(2.16)%	$8,423	1,184%
Year Ended December 31, 2002	$30.87	(0.66)	(5.66)	(6.32)	(2.28)	(2.28)	$22.27	(20.47)%		3.25%	2.95%	(2.45)%	$1,465	4,550%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.26)	1.48	1.22	(0.35)	(0.35)	$30.87	4.10	%(e)	3.96%	2.95%	(2.65)%	$638	1,020	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Europe 30 ProFund
Year Ended December 31, 2004	$13.46	(0.12)		1.97	1.85	—	(d)	—	— (d)	$15.31	13.78%		2.54%		2.54%		(0.86)%		$12,995	742%
Year Ended December 31, 2003	$9.85	(0.05)		3.66	3.61	—		—	—	$13.46	36.65%		2.79%		2.78%		(0.48)%		$11,105	1,593%
Year Ended December 31, 2002	$12.25	0.12	(e)	(2.52)	(2.40)	—		—	—	$9.85	(19.59	)%(e)	2.14	%(e)	1.58	%(e)	1.15	%(e)	$2,667	2,892%
Year Ended December 31, 2001	$22.28	0.04		(10.07)	(10.03)	—		—	—	$12.25	(45.02)%		4.78%		3.36%		0.22%		$116	11,239%
Year Ended December 31, 2000	$40.72	(0.24)		(13.72)	(13.96)	—		(4.48)	(4.48)	$22.28	(34.07)%		5.08%		3.54%		(0.66)%		$403	2,381%
UltraBull ProFund(f)
Year Ended December 31, 2004	$45.09	(0.15	)(g)	7.76	7.61	(0.15)		—	(0.15)	$52.55	16.84	%(g)	2.23	%(g)	2.23	%(g)	(0.35	)%(g)	$17,931	447%
Year Ended December 31, 2003	$29.40	(0.41)		16.10	15.69	—		—	—	$45.09	53.37%		2.70%		2.70%		(1.18)%		$13,068	723%
Year Ended December 31, 2002	$55.17	(0.58)		(25.19)	(25.77)	—		—	—	$29.40	(46.71)%		2.81%		2.81%		(1.40)%		$7,828	1,770%
Year Ended December 31, 2001	$82.15	(0.88)		(26.10)	(26.98)	—		—	—	$55.17	(32.84)%		2.87%		2.87%		(1.35)%		$7,629	1,377%
Year Ended December 31, 2000	$116.35	(0.55)		(33.30)	(33.85)	—		(0.35)	(0.35)	$82.15	(29.12)%		2.43%		2.43%		(0.54)%		$31,923	1,111%
UltraMid-Cap ProFund
Year Ended December 31, 2004	$27.65	(0.39)		7.91	7.52	—		—	—	$35.17	27.20%		2.49%		2.49%		(1.31)%		$11,245	395%
Year Ended December 31, 2003	$16.48	(0.37)		11.54	11.17	—		—	—	$27.65	67.78%		2.87%		2.86%		(1.75)%		$6,814	684%
Year Ended December 31, 2002	$26.85	(0.41)		(9.96)	(10.37)	—		—	—	$16.48	(38.62)%		3.06%		2.95%		(1.87)%		$7,279	2,174%
Year Ended December 31, 2001	$32.66	(0.44)		(5.37)	(5.81)	—		—	—	$26.85	(17.79)%		3.07%		2.95%		(1.49)%		$2,517	2,125%
February 7, 2000 through December 31, 2000(h)	$30.00	(0.17)		2.83	2.66	—		—	—	$32.66	8.87	%(i)	2.74%		2.60%		(0.54)%		$2,695	2,468	%(i)
UltraSmall-Cap ProFund
Year Ended December 31, 2004	$18.57	(0.23)		5.94	5.71	—		—	—	$24.28	30.75%		2.38%		2.38%		(1.15)%		$30,658	339%
Year Ended December 31, 2003	$9.37	(0.21)		9.41	9.20	—		—	—	$18.57	98.19%		2.76%		2.76%		(1.49)%		$17,036	387%
Year Ended December 31, 2002	$16.96	(0.21)		(7.38)	(7.59)	—		—	—	$9.37	(44.75)%		2.87%		2.87%		(1.49)%		$2,526	2,196%
Year Ended December 31, 2001	$20.59	(0.17)		(3.46)	(3.63)	—		—	—	$16.96	(17.63)%		3.12%		2.92%		(0.97)%		$7,497	3,221%
February 7, 2000 through December 31, 2000(h)	$30.00	(0.20)		(9.21)	(9.41)	—		—	—	$20.59	(31.37	)%(i)	2.96%		2.60%		(0.86)%		$3,589	3,345	%(i)
UltraDow 30 ProFund
Year Ended December 31, 2004	$30.97	(0.16)		1.59 (j)	1.43	(0.03)		—	(0.03)	$32.37	4.62%		2.49%		2.49%		(0.55)%		$7,283	825%
Year Ended December 31, 2003	$20.68	(0.26)		10.57	10.31	—		(0.02)	(0.02)	$30.97	49.84%		2.88%		2.88%		(1.08)%		$9,959	1,798%
June 3, 2002 through December 31, 2002(h)	$30.00	(0.06)		(9.26)	(9.32)	—	(d)	—	— (d)	$20.68	(31.06	)%(i)	3.42%		2.95%		(0.44)%		$11,696	844	%(i)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Amount is less than $0.005.
(e)	The net investment income (loss) per share, total returns and ratios shown do not correlate to the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.
(f)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(g)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of 0.21%.
(h)	Period from commencement of operations.
(i)	Not annualized for periods less than one year.
(j)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraOTC ProFund(d)
Year Ended December 31, 2004	$20.59	0.02 (e)	3.22	3.24	—	—	—	$23.83	15.74	%(e)	1.11	%(e)	1.11	%(e)	0.12	%(e)	$34,534	159%
Year Ended December 31, 2003	$10.28	(0.35)	10.66	10.31	—	—	—	$20.59	100.29%		2.56%		2.56%		(2.23)%		$30,497	231%
Year Ended December 31, 2002	$33.88	(0.39)	(23.21)	(23.60)	—	—	—	$10.28	(69.66)%		2.53%		2.53%		(2.25)%		$13,844	522%
Year Ended December 31, 2001	$110.90	(0.94)	(76.08)	(77.02)	—	—	—	$33.88	(69.45)%		2.80%		2.80%		(2.03)%		$32,712	622%
Year Ended December 31, 2000	$487.00	(4.65)	(353.75)	(358.40)	—	(17.70)	(17.70)	$110.90	(73.96)%		2.33%		2.33%		(1.22)%		$48,454	801%
UltraJapan ProFund(f)
Year Ended December 31, 2004	$30.27	(0.74)	3.35 (g)	2.61	—	—	—	$32.88	8.62%		2.63%		2.63%		(2.22)%		$1,478	—
Year Ended December 31, 2003	$20.69	(0.75)	10.33	9.58	—	—	—	$30.27	46.30%		2.95%		2.95%		(2.70)%		$932	—
Year Ended December 31, 2002	$34.70	(0.89)	(13.12)	(14.01)	—	—	—	$20.69	(40.37)%		3.22%		2.95%		(2.45)%		$143	—	(h)
Year Ended December 31, 2001	$66.35	(0.28)	(31.37)	(31.65)	—	—	—	$34.70	(47.70)%		3.29%		2.78%		(0.60)%		$140	1,299%
February 7, 2000 through December 31, 2000(i)	$150.00	1.95	(82.65)	(80.70)	(2.95)	—	(2.95)	$66.35	(53.86	)%(j)	3.33%		2.60%		2.09%		$843	1,300	%(j)
Bear ProFund(k)
Year Ended December 31, 2004	$33.02	(0.41)	(3.13)	(3.54)	—	—	—	$29.48	(10.72)%		2.50%		2.50%		(1.25)%		$1,266	—
Year Ended December 31, 2003	$44.15	(0.67)	(10.46)	(11.13)	—	—	—	$33.02	(25.21)%		2.73%		2.72%		(1.67)%		$4,613	—
Year Ended December 31, 2002	$36.92	(0.59)	7.82	7.23	—	—	—	$44.15	19.58%		2.91%		2.91%		(1.44)%		$5,510	—	(h)
Year Ended December 31, 2001	$32.62	(0.12)	4.42	4.30	—	—	—	$36.92	13.18%		3.03%		2.95%		(0.32)%		$2,756	1,299%
Year Ended December 31, 2000	$29.86	0.75	3.87	4.62	(1.86)	—	(1.86)	$32.62	15.54%		3.18%		2.83%		2.43%		$411	1,299%
Short Small-Cap ProFund
Year Ended December 31, 2004	$24.02	(0.31)	(3.93)	(4.24)	—	—	—	$19.78	(17.65)%		2.51%		2.51%		(1.36)%		$533	—
Year Ended December 31, 2003	$37.06	(0.54)	(12.50)	(13.04)	—	—	—	$24.02	(35.19)%		2.77%		2.76%		(1.68)%		$7,761	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.23)	7.29	7.06	—	—	—	$37.06	23.53	%(j)	2.51%		2.51%		(0.92)%		$3,628	—	(j)
Short OTC ProFund
Year Ended December 31, 2004	$20.79	(0.26)	(2.31)	(2.57)	—	—	—	$18.22	(12.36)%		2.51%		2.51%		(1.22)%		$1,106	—
Year Ended December 31, 2003	$33.52	(0.50)	(12.23)	(12.73)	—	—	—	$20.79	(37.98)%		2.88%		2.87%		(1.79)%		$2,125	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.29)	3.81	3.52	—	—	—	$33.52	11.73	%(j)	2.97%		2.79%		(1.23)%		$3,305	—	(j)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(e)	The ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraOTC ProFund Service Class expense ratio was a reduction of 1.26%.
(f)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.
(i)	Period from commencement of operations.
(j)	Not annualized for periods less than one year.
(k)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

UltraBear ProFund(d)
Year Ended December 31, 2004	$23.53	(0.21	)(e)	(4.56)	(4.77)	—	—	$18.76	(20.27	)%(e)	2.20	%(e)	2.20	%(e)	(0.96	)%(e)	$6,899	—
Year Ended December 31, 2003	$42.26	(0.58)		(18.15)	(18.73)	—	—	$23.53	(44.32)%		2.65%		2.64%		(1.78)%		$6,941	—
Year Ended December 31, 2002	$30.84	(0.56)		11.98	11.42	—	—	$42.26	37.03%		2.68%		2.68%		(1.40)%		$9,934	—	(f)
Year Ended December 31, 2001	$25.46	0.07		5.37	5.44	(0.06)	(0.06)	$30.84	21.39%		2.80%		2.80%		0.25%		$4,708	1,299%
Year Ended December 31, 2000	$21.51	0.54		4.03	4.57	(0.62)	(0.62)	$25.46	21.33%		2.57%		2.57%		2.41%		$6,682	1,300%
UltraShort Mid-Cap ProFund
January 30, 2004 through December 31, 2004(g)	$30.00	(0.39)		(7.90)	(8.29)	—	—	$21.71	(27.63	)%(h)	2.82%		2.82%		(1.49)%		$463	—	(h)
UltraShort Small-Cap ProFund
January 30, 2004 through December 31, 2004(g)	$30.00	(0.31)		(8.10)	(8.41)	—	—	$21.59	(28.03	)%(h)	2.35%		2.35%		(1.06)%		$1,187	—	(h)
UltraShort Dow 30 ProFund
November 22, 2004 through December 31, 2004(g)	$30.00	(0.17)		(4.74)	(4.91)	—	—	$25.09	(16.37	)%(h)	3.26%		2.95%		(1.30)%		$546	—	(h)
UltraShort OTC ProFund(i)
Year Ended December 31, 2004	$21.92	(0.24)		(5.25)	(5.49)	—	—	$16.43	(25.05)%		2.39%		2.39%		(1.11)%		$4,280	—
Year Ended December 31, 2003	$59.49	(0.50)		(37.07)	(37.57)	—	—	$21.92	(63.15)%		2.65%		2.65%		(1.57)%		$9,590	—
Year Ended December 31, 2002	$41.04	(0.66)		20.09	19.43	(0.98)	(0.98)	$59.49	47.41%		2.76%		2.76%		(1.10)%		$5,290	—	(f)
Year Ended December 31, 2001	$47.50	0.33		(4.37)	(4.04)	(2.42)	(2.42)	$41.04	(8.21)%		2.92%		2.92%		0.66%		$3,675	1,257%
Year Ended December 31, 2000	$46.37	0.52		1.03	1.55	(0.42)	(0.42)	$47.50	3.42%		2.42%		2.42%		1.57%		$1,381	1,300%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(g)	Period from commencement of operations.
(h)	Not annualized for periods less than one year.
(i)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Banks UltraSector ProFund
Year Ended December 31, 2004	$35.12	(0.01)	5.68	5.67	(0.41)	—	(0.41)	$40.38	16.14%		2.95%	2.95%	0.01%	$2,203	819%
Year Ended December 31, 2003	$25.52	(0.14)	11.12	10.98	(0.01)	(1.37)	(1.38)	$35.12	45.04%		5.63%	2.95%	(0.41)%	$1,097	1,869%
Year Ended December 31, 2002	$28.76	(0.21)	(3.03)	(3.24)	—	—	—	$25.52	(11.27)%		5.94%	2.93%	(0.73)%	$39	2,674%
September 4, 2001 through December 31, 2001(d)	$30.00	0.18	(1.42)	(1.24)	—	—	—	$28.76	(4.13	)%(e)	4.05%	2.80%	2.06%	$24	350	%(e)
Basic Materials UltraSector ProFund
Year Ended December 31, 2004	$33.11	(0.39)	4.80 (f)	4.41	—	—	—	$37.52	13.32%		2.87%	2.87%	(1.18)%	$1,278	723%
Year Ended December 31, 2003	$22.63	(0.16)	10.64	10.48	—	—	—	$33.11	46.31%		3.24%	2.95%	(0.60)%	$8,210	1,521%
Year Ended December 31, 2002	$28.95	(0.40)	(5.92)	(6.32)	—	—	—	$22.63	(21.83)%		4.48%	2.95%	(1.45)%	$15	10,105%
September 4, 2001 through December 31, 2001(d)	$30.00	—	(1.05)	(1.05)	—	—	—	$28.95	(3.50	)%(e)	5.20%	2.95%	—	$19	913	%(e)
Biotechnology UltraSector ProFund(g)
Year Ended December 31, 2004	$38.46	(1.02)	6.88	5.86	—	—	—	$44.32	15.24%		2.86%	2.86%	(2.47)%	$4,999	562%
Year Ended December 31, 2003	$24.01	(0.90)	15.35	14.45	—	—	—	$38.46	60.18%		2.93%	2.92%	(2.59)%	$1,484	2,288%
Year Ended December 31, 2002	$52.39	(0.74)	(27.64)	(28.38)	—	—	—	$24.01	(54.17)%		3.89%	2.92%	(2.42)%	$405	2,527%
Year Ended December 31, 2001	$82.70	(1.10)	(29.21)	(30.31)	—	—	—	$52.39	(36.65)%		3.59%	2.95%	(1.99)%	$1,238	1,266%
June 19, 2000 through December 31, 2000(d)	$100.00	(0.70)	(16.60)	(17.30)	—	—	—	$82.70	(17.30	)%(e)	3.04%	2.64%	(1.34)%	$1,031	1,554	%(e)
Consumer Goods UltraSector ProFund
January 30, 2004 through December 31, 2004(d)	$30.00	(0.11)	3.84 (f)	3.73	(0.12)	—	(0.12)	$33.61	12.42	%(e)	3.48%	2.95%	(0.38)%	$283	1,505	%(e)
Consumer Services UltraSector ProFund
January 30, 2004 through December 31, 2004(d)	$30.00	(0.52)	4.14	3.62	—	—	—	$33.62	12.07	%(e)	6.86%	2.95%	(1.83)%	$175	2,929	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Period from commencement of operations.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Financials UltraSector ProFund
Year Ended December 31, 2004	$22.04	(0.16)	3.19 (d)	3.03	(0.02)	(0.02)	$25.05	13.74%		2.90%	2.90%	(0.70)%	$1,617	914%
Year Ended December 31, 2003	$15.50	(0.14)	6.68	6.54	—	—	$22.04	42.19%		3.27%	2.95%	(0.75)%	$2,646	2,340%
Year Ended December 31, 2002	$20.82	(0.21)	(5.11)	(5.32)	—	—	$15.50	(25.55)%		3.40%	2.89%	(1.11)%	$205	2,267%
Year Ended December 31, 2001	$25.32	(0.08)	(4.42)	(4.50)	—	—	$20.82	(17.77)%		3.51%	2.95%	(0.37)%	$425	1,060%
June 19, 2000 through December 31, 2000(e)	$20.00	0.06	5.26	5.32	—	—	$25.32	26.60	%(f)	3.34%	2.95%	0.45%	$3,898	2,277	%(f)
Health Care UltraSector ProFund
Year Ended December 31, 2004	$13.44	(0.23)	0.37 (d)	0.14	—	—	$13.58	1.04%		2.97%	2.95%	(1.61)%	$1,457	1,198%
Year Ended December 31, 2003	$10.81	(0.21)	2.84	2.63	—	—	$13.44	24.33%		4.54%	2.95%	(1.77)%	$424	1,904%
Year Ended December 31, 2002	$16.93	(0.20)	(5.92)	(6.12)	—	—	$10.81	(36.15)%		4.83%	2.95%	(1.52)%	$105	1,884%
Year Ended December 31, 2001	$22.56	(0.18)	(5.45)	(5.63)	—	—	$16.93	(24.96)%		3.58%	2.95%	(1.02)%	$468	1,143%
June 19, 2000 through December 31, 2000(e)	$20.00	(0.11)	2.67	2.56	—	—	$22.56	12.80	%(f)	3.34%	2.95%	(0.94)%	$1,632	1,011	%(f)
Industrials UltraSector ProFund
January 30, 2004 through December 31, 2004(e)	$30.00	(0.41)	5.87 (d)	5.46	—	—	$35.46	18.20	%(f)	2.83%	2.83%	(1.43)%	$70	1,419	%(f)
Internet UltraSector ProFund(g)
Year Ended December 31, 2004	$58.72	(1.43)	18.69	17.26	—	—	$75.98	29.39%		2.54%	2.54%	(2.21)%	$21,363	614%
Year Ended December 31, 2003	$25.90	(1.21)	34.03	32.82	—	—	$58.72	126.72%		2.74%	2.73%	(2.50)%	$3,741	932%
Year Ended December 31, 2002	$62.37	(0.80)	(35.67)	(36.47)	—	—	$25.90	(58.47)%		3.04%	2.90%	(2.47)%	$765	1,867%
Year Ended December 31, 2001	$270.50	(1.53)	(206.60)	(208.13)	—	—	$62.37	(76.94)%		4.59%	2.95%	(2.24)%	$1,014	1,742%
June 19, 2000 through December 31, 2000(e)	$1,000.00	(2.50)	(727.00)	(729.50)	—	—	$270.50	(72.95	)%(f)	5.20%	2.79%	(0.63)%	$181	2,401	%(f)
Mobile Telecommunications UltraSector ProFund(h)
Year Ended December 31, 2004	$10.38	(0.26)	7.02	6.76	—	—	$17.14	65.13%		2.63%	2.63%	(1.79)%	$12,491	645%
Year Ended December 31, 2003	$6.37	(0.17)	4.18 (d)	4.01	—	—	$10.38	62.95%		3.15%	2.94%	(2.16)%	$566	2,818%
Year Ended December 31, 2002	$32.69	(0.11)	(26.21)	(26.32)	—	—	$6.37	(80.51)%		3.26%	2.90%	(1.34)%	$250	3,129%
Year Ended December 31, 2001	$56.80	(0.78)	(23.33)	(24.11)	—	—	$32.69	(42.45)%		4.34%	2.95%	(1.37)%	$101	2,512%
June 19, 2000 through December 31, 2000(e)	$200.00	(0.50)	(142.70)	(143.20)	—	—	$56.80	(71.60	)%(f)	4.56%	2.91%	(0.92)%	$174	2,165	%(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Period from commencement of operations.
(f)	Not annualized for periods less than one year.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. See accompanying notes to the financial statements.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratio to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Oil & Gas UltraSector ProFund
Year Ended December 31, 2004	$15.13	(0.18)	6.93	6.75	—	(0.45)	—	(0.45)	$21.43	44.61%		2.64%	2.64%	(1.03)%	$10,932	634%
Year Ended December 31, 2003	$11.52	(0.14)	3.75	3.61	—	—	—	—	$15.13	31.34%		3.09%	2.94%	(1.12)%	$3,956	2,032%
Year Ended December 31, 2002	$15.65	(0.21)	(3.92)	(4.13)	—	—	—	—	$11.52	(26.39)%		3.26%	2.93%	(1.37)%	$263	2,399%
Year Ended December 31, 2001	$20.72	(0.09)	(4.98)	(5.07)	—	—	—	—	$15.65	(24.47)%		3.75%	2.95%	(0.47)%	$335	1,610%
June 19, 2000 through December 31, 2000(d)	$20.00	(0.11)	0.83	0.72	—	—	—	—	$20.72	3.60	%(e)	4.14%	2.91%	(1.03)%	$1,059	2,784	%(e)
Pharmaceuticals UltraSector ProFund
Year Ended December 31, 2004	$11.28	(0.11)	(1.78)	(1.89)	—	—	—	—	$9.39	(16.67)%		2.90%	2.90%	(0.98)%	$675	607%
Year Ended December 31, 2003	$10.54	(0.16)	0.90 (f)	0.74	—	—	—	—	$11.28	7.02%		3.20%	2.95%	(1.50)%	$892	4,437%
Year Ended December 31, 2002	$16.29	(0.05)	(5.70)	(5.75)	—	—	—	—	$10.54	(35.30)%		3.38%	2.91%	(0.44)%	$221	2,548%
Year Ended December 31, 2001	$23.13	(0.07)	(6.77)	(6.84)	—	—	—	—	$16.29	(29.57)%		3.33%	2.95%	(0.40)%	$440	1,469%
June 28, 2000 through December 31, 2000(d)	$20.00	(0.19)	3.32	3.13	—	—	—	—	$23.13	15.65	%(e)	3.56%	2.94%	(1.72)%	$5,700	1,486	%(e)
Precious Metals UltraSector ProFund
Year Ended December 31, 2004	$35.63	(0.31)	(6.04)	(6.35)	—	—	—	—	$29.28	(17.82)%		2.46%	2.46%	(1.08)%	$4,972	—
Year Ended December 31, 2003	$22.67	(0.43)	13.39	12.96	—	—	—	—	$35.63	57.17%		2.69%	2.68%	(1.67)%	$5,584	—
June 3, 2002 through December 31, 2002(d)	$30.00	(0.18)	(7.15)	(7.33)	—	—	—	—	$22.67	(24.43	)%(e)	3.25%	2.94%	(1.44)%	$1,790	—	(e)
Real Estate UltraSector ProFund
Year Ended December 31, 2004	$26.64	0.36	10.68 (f)	11.04	(0.24)	—	(0.16)	(0.40)	$37.28	41.60%		2.55%	2.55%	1.23%	$6,532	1,303%
Year Ended December 31, 2003	$19.09	0.40	8.35	8.75	(1.20)	—	—	(1.20)	$26.64	47.80%		2.84%	2.84%	1.82%	$8,557	2,478%
Year Ended December 31, 2002	$21.75	(0.03)	(1.44)	(1.47)	(0.88)	—	(0.31)	(1.19)	$19.09	(7.42)%		3.04%	2.93%	(0.11)%	$72	4,862%
Year Ended December 31, 2001	$21.73	0.42	1.25	1.67	(1.28)	—	(0.37)	(1.65)	$21.75	7.79%		2.99%	2.95%	1.81%	$788	2,461%
June 19, 2000 through December 31, 2000(d)	$20.00	0.89	1.67	2.56	(0.68)	—	(0.15)	(0.83)	$21.73	12.73	%(e)	3.10%	2.58%	7.96%	$5,994	1,617	%(e)
Semiconductor UltraSector ProFund(g)
Year Ended December 31, 2004	$27.65	(0.43)	(9.36)	(9.79)	—	—	—	—	$17.86	(35.41)%		2.65%	2.65%	(2.06)%	$3,705	468%
Year Ended December 31, 2003	$11.33	(0.52)	16.84	16.32	—	—	—	—	$27.65	144.04%		2.76%	2.76%	(2.38)%	$4,975	1,116%
Year Ended December 31, 2002	$38.28	(0.57)	(26.38)	(26.95)	—	—	—	—	$11.33	(70.40)%		3.34%	2.91%	(2.33)%	$418	1,926%
Year Ended December 31, 2001	$58.00	(0.87)	(18.85)	(19.72)	—	—	—	—	$38.28	(34.00)%		3.89%	2.95%	(2.01)%	$999	1,439%
June 19, 2000 through December 31, 2000(d)	$200.00	(0.40)	(141.60)	(142.00)	—	—	—	—	$58.00	(71.00	)%(e)	4.17%	2.94%	(0.73)%	$285	1,456	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Period from commencement of operations.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Technology UltraSector ProFund(d)
Year Ended December 31, 2004	$26.85	(0.06)	(0.80)	(0.86)	(0.11)	—	—	(0.11)	$25.88	(3.21)%		2.91%	2.91%	(0.23)%	$3,449	743%
Year Ended December 31, 2003	$15.80	(0.51)	11.56	11.05	—	—	—	—	$26.85	69.94%		3.19%	2.95%	(2.35)%	$727	1,689%
Year Ended December 31, 2002	$36.93	(0.50)	(20.63)	(21.13)	—	—	—	—	$15.80	(57.22)%		2.97%	2.49%	(1.96)%	$160	1,491%
Year Ended December 31, 2001	$76.50	(0.86)	(38.71)	(39.57)	—	—	—	—	$36.93	(51.73)%		3.88%	2.95%	(1.87)%	$575	1,177%
June 19, 2000 through December 31, 2000(e)	$200.00	(0.70)	(122.80)	(123.50)	—	—	—	—	$76.50	(61.75	)%(f)	5.93%	2.92%	(1.09)%	$228	1,088	%(f)
Telecommunications UltraSector ProFund(g)
Year Ended December 31, 2004	$16.58	0.04	3.58	3.62	(0.13)	—	—	(0.13)	$20.07	21.83%		2.92%	2.92%	0.15%	$2,009	1,252%
Year Ended December 31, 2003	$16.75	0.30	(0.36)	(0.06)	(0.11)	—	—	(0.11)	$16.58	(0.33)%		4.22%	2.95%	1.78%	$1,469	3,034%
Year Ended December 31, 2002	$37.09	(0.26)	(20.08)	(20.34)	—	—	—	—	$16.75	(54.84)%		3.99%	2.93%	(1.41)%	$340	3,606%
Year Ended December 31, 2001	$50.80	2.06	(15.77)	(13.71)	—	—	—	—	$37.09	(26.99)%		4.71%	2.95%	4.13%	$165	2,713%
June 19, 2000 through December 31, 2000(e)	$100.00	0.45	(49.65)	(49.20)	—	—	—	—	$50.80	(49.20	)%(f)	5.38%	2.60%	1.21%	$154	1,515	%(f)
Utilities UltraSector ProFund
Year Ended December 31, 2004	$12.62	0.05	3.79	3.84	(0.12)	—	—	(0.12)	$16.34	30.42%		2.89%	2.89%	0.30%	$5,754	1,001%
Year Ended December 31, 2003	$9.83	0.01	2.78	2.79	—	—	—	—	$12.62	28.38%		3.17%	2.95%	0.09%	$2,353	2,402%
Year Ended December 31, 2002	$15.95	— (h)	(5.99)	(5.99)	(0.13)	—	—	(0.13)	$9.83	(37.53)%		3.65%	2.95%	(0.03)%	$3,247	2,370%
Year Ended December 31, 2001	$28.02	0.10	(12.17)	(12.07)	—	—	—	—	$15.95	(43.08)%		6.52%	2.95%	0.44%	$664	3,101%
July 26, 2000 through December 31, 2000(e)	$20.00	0.28	7.74	8.02	—	—	—	—	$28.02	40.10	%(f)	3.74%	2.92%	2.52%	$1,912	1,811	%(f)
U.S. Government Plus ProFund
Year Ended December 31, 2004	$31.33	0.54	1.81	2.35	(0.70)	(1.46)	—	(2.16)	$31.52	7.67%		2.20%	2.20%	1.72%	$5,239	4,947%
Year Ended December 31, 2003	$33.76	(0.12)	(1.26)	(1.38)	(0.14)	—	(0.91)	(1.05)	$31.33	(4.17)%		2.57%	2.57%	(0.37)%	$1,430	3,932%
May 1, 2002 through December 31, 2002(e)	$30.00	(0.14)	4.99	4.85	(0.63)	(0.46)	—	(1.09)	$33.76	16.27	%(f)	2.92%	2.69%	(0.61)%	$9,215	836	%(f)
Rising Rates Opportunity ProFund
Year Ended December 31, 2004	$23.37	(0.24)	(2.50)	(2.74)	—	—	—	—	$20.63	(11.72)%		2.42%	2.42%	(1.09)%	$59,352	—
Year Ended December 31, 2003	$24.50	(0.39)	(0.74)	(1.13)	—	—	—	—	$23.37	(4.61)%		2.57%	2.57%	(1.61)%	$20,423	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.27)	(5.23)	(5.50)	—	—	—	—	$24.50	(18.33	)%(f)	2.94%	2.94%	(1.56)%	$1,956	—	(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(e)	Period from commencement of operations.
(f)	Not annualized for periods less than one year.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate

Money Market ProFund
Year Ended December 31, 2004	$1.000	0.001		—	(b)	0.001		(0.001)	(0.001)	$1.000	0.08%	1.33%	1.33%	0.08%	$62,857	—
Year Ended December 31, 2003	$1.000	—	(b)	—	(b)	—	(b)	— (b)	— (b)	$1.000	0.05%	1.18%	1.18%	0.06%	$105,320	—
Year Ended December 31, 2002	$1.000	0.001	(c)	—		0.001		(0.001)	(0.001)	$1.000	0.06%	1.78%	1.72%	0.06%	$173,646	—
Year Ended December 31, 2001	$1.000	0.022		—		0.022		(0.022)	(0.022)	$1.000	2.26%	2.06%	2.06%	2.39%	$100,175	—
Year Ended December 31, 2000	$1.000	0.046		—		0.046		(0.046)	(0.046)	$1.000	4.69%	1.85%	1.85%	4.65%	$165,838	—

(a)	Per share amounts and percentages include the amounts allocated from the Scudder Cash Management Portfolio Master Fund.
(b)	Amount is less than $0.0005.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

December 31, 2004

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund (formerly known as the Consumer Non-Cyclical UltraSector ProFund), Consumer Services UltraSector ProFund (formerly known as the Consumer Cyclical UltraSector ProFund), Financials UltraSector ProFund (formerly known as the Financial UltraSector ProFund), Health Care UltraSector ProFund (formerly known as the Healthcare UltraSector ProFund), Industrials UltraSector ProFund (formerly known as the Industrial UltraSector ProFund), Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund (formerly known as the Wireless Communications UltraSector ProFund), Oil & Gas UltraSector ProFund (formerly known as the Energy UltraSector ProFund), Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Money Market ProFund (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the Money Market ProFund, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Investor Class and the Service Class. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Scudder Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objectives as the Money Market ProFund. The percentage of the Portfolio owned by the Money Market ProFund as of December 31, 2004 was approximately 4.1%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the Money Market ProFund’s financial statements. The significant accounting policies of the Portfolio are disclosed in the notes to financial statements of the Portfolio.

Under the ProFunds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds. In addition, in the normal course of business, ProFunds enter into contracts with their vendors and others that provide for general indemnifications. ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that the Advisor deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the non-money market ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund determines its net assets value unless there was no sale

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2004

on that day, in which case the value of a futures contract purchased by a ProFund will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds will be monitored by the Advisor.

The ProFunds require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss.

Real Estate Investment Trusts

The non-money market ProFunds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts

The ProFunds may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds. Assets in the Joint Accounts are invested as directed by the Adviser. A ProFund is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund. As of December 31, 2004, the ProFunds were not participating in Joint Accounts.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2004

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

The non-money market ProFunds may purchase and write options on stock indexes and stock index futures to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2004

segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund.

The non-money market ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

The investment income and expenses of a ProFund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

The Money Market ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Money Market ProFund accrues its own expenses.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund, U.S. Government Plus ProFund and Money Market ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund and Money Market ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund,

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2004

Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFunds, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, U.S. Government Plus ProFund and Rising Rates Opportunity ProFund have a tax fiscal year end of October 31st. The remaining ProFunds use the calendar year end.

3.	Fees and Transactions with Affiliates

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. Deutsche Asset Management, Inc. is the investment advisor to the Portfolio in which the Money Market ProFund invests its assets. The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement the non-money market ProFunds (excluding OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund, of 0.75%. The OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.70%, 0.90% and 0.50%, respectively.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds compliance program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, BISYS Fund Services Ohio, Inc. receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, BISYS receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, the Advisor may receive 0.35% of the Money Market ProFund’s average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

Effective January 1, 2005, the Trust entered into an agreement with ProFund Advisors for services related to the operation and maintenance of a shareholder trading platform. The Trust will pay the Advisor a monthly fee of $40,400 per month for these services.

Under a Distribution and Service Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

During the year ended December 31, 2004, the Money Market ProFund paid an amount less than 1.00% on an annualized basis of the average daily net assets attributed to Service Class shares as compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Had the Money Market ProFund paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $1,853,655 for the year ended December 31, 2004.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFunds for serving in their respective roles. Each of the two Independent Trustees were compensated $10,000 per year, plus $2,500 for each board meeting by the Trust. Each of the two Independent Trustees were compensated $20,000 ($40,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, during the year ended December 31, 2004 by the Trust. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, for which the ProFunds reimburse the Advisor for certain amounts related to compensation and certain other expenses incurred. For the year ended December 31, 2004, the total related amounts paid by the Trust were $92,649.

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2004

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the year ending December 31, 2004 in order to limit the annual operating expenses as follows:

	Investor Class	Service Class
Bull ProFund	1.49%	2.49%
Mid-Cap ProFund	1.95%	2.95%
Small-Cap ProFund	1.95%	2.95%
OTC ProFund	1.95%	2.95%
Large-Cap Value ProFund	1.77%	2.77%
Large-Cap Growth ProFund	1.95%	2.95%
Mid-Cap Value ProFund	1.95%	2.95%
Mid-Cap Growth ProFund	1.79%	2.79%
Small-Cap Value ProFund	1.95%	2.95%
Small-Cap Growth ProFund	1.95%	2.95%
Europe 30 ProFund	1.95%	2.95%
UltraBull ProFund	1.95%	2.95%
UltraMid-Cap ProFund	1.55%	2.55%
UltraSmall-Cap ProFund	1.95%	2.95%
UltraDow 30 ProFund	1.58%	2.58%
UltraOTC ProFund	1.95%	2.95%
UltraJapan ProFund	1.75%	2.75%
Bear ProFund	1.95%	2.95%
Short Small-Cap ProFund	1.95%	2.95%
Short OTC ProFund	1.79%	2.79%
UltraBear ProFund	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.95%	2.95%
UltraShort Small-Cap ProFund	1.95%	2.95%
UltraShort Dow 30 ProFund	1.95%	2.95%
UltraShort OTC ProFund	1.95%	2.95%
Banks UltraSector ProFund	1.95%	2.95%
Basic Materials UltraSector ProFund	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.95%	2.95%
Consumer Services UltraSector ProFund	1.95%	2.95%
Financials UltraSector ProFund	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%
Industrials UltraSector ProFund	1.95%	2.95%
Internet UltraSector ProFund	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%
Precious Metals UltraSector ProFund	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%
Telecommunications UltraSector ProFund	1.95%	2.95%
Utilities UltraSector ProFund	1.95%	2.95%
U.S. Government Plus ProFund	1.29%	2.29%
Rising Rates Opportunity ProFund	1.95%	2.95%

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2004

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed any expense limitation in place at that time. As of December 31, 2004, the repayments that may potentially be made by the ProFunds are as follows:

	Expires 2005	Expires 2006	Expires 2007
Mid-Cap ProFund	$26,319	$—	$—
Mid-Cap Value ProFund	19,338	—	—
Mid-Cap Growth ProFund	36,362	15,904	—
Europe 30 ProFund	18,691	—	—
UltraMid-Cap ProFund	45,766	—	—
UltraDow 30 ProFund	11,224	—	—
UltraJapan ProFund	16,276	—	—
Short OTC ProFund	9,406	—	—
UltraShort Dow 30 ProFund	—	—	5,287
Banks UltraSector ProFund	36,691	36,518	—
Basic Materials UltraSector ProFund	48,894	14,154	—
Biotechnology UltraSector ProFund	47,051	—	—
Consumer Goods UltraSector ProFund	—	—	22,830
Consumer Services UltraSector ProFund	—	—	37,439
Financials UltraSector ProFund	33,193	17,346	—
Health Care UltraSector ProFund	42,551	37,216	1,924
Oil & Gas UltraSector ProFund	14,667	9,596	—
Pharmaceuticals UltraSector ProFund	38,251	11,723	—
Precious Metals UltraSector ProFund	21,246	—	—
Semiconductor UltraSector ProFund	22,014	—	—
Technology UltraSector ProFund	29,917	15,830	—
Telecommunications UltraSector ProFund	18,182	25,088	—
Utilities UltraSector ProFund	22,254	16,827	—
U.S. Government Plus ProFund	11,913	—	—

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2004 were as follows:

	Purchases	Sales
Bull ProFund	$476,654,295	$482,161,199
Mid-Cap ProFund	157,899,919	141,775,888
Small-Cap ProFund	285,239,637	381,922,785
OTC ProFund	1,119,890,561	1,065,277,931
Large-Cap Value ProFund	313,846,472	295,928,942
Large-Cap Growth ProFund	163,623,365	148,432,757
Mid-Cap Value ProFund	445,045,764	493,673,325
Mid-Cap Growth ProFund	207,840,572	176,643,868
Small-Cap Value ProFund	653,210,338	616,086,939
Small-Cap Growth ProFund	642,239,362	489,583,081
Europe 30 ProFund	213,065,976	195,326,054
UltraBull ProFund	556,232,800	528,962,092
UltraMid-Cap ProFund	276,803,960	242,941,153
UltraSmall-Cap ProFund	559,905,031	412,479,454
UltraDow 30 ProFund	262,370,295	252,479,702
UltraOTC ProFund	675,049,945	618,699,583
Banks UltraSector ProFund	61,072,505	57,497,574
Basic Materials UltraSector ProFund	75,104,039	98,133,582
Biotechnology UltraSector ProFund	82,261,930	66,280,983
Consumer Goods UltraSector ProFund	54,936,397	49,999,145
Consumer Services UltraSector ProFund	24,644,986	22,883,584

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2004

	Purchases	Sales
Financials UltraSector ProFund	$68,476,838	$67,005,699
Health Care UltraSector ProFund	73,334,174	67,354,048
Industrials UltraSector ProFund	125,642,435	121,735,102
Internet UltraSector ProFund	295,751,118	236,563,995
Mobile Telecommunications UltraSector ProFund	207,393,339	165,202,805
Oil & Gas UltraSector ProFund	215,989,995	205,034,407
Pharmaceuticals UltraSector ProFund	52,250,006	46,745,332
Real Estate UltraSector ProFund	478,358,157	453,706,045
Semiconductor UltraSector ProFund	126,279,490	127,690,481
Technology UltraSector ProFund	55,875,943	50,618,729
Telecommunications UltraSector ProFund	55,408,813	52,923,063
Utilities UltraSector ProFund	123,156,961	121,537,248

The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2004 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$956,427,724	$937,181,497

5.	Concentration Risk

Each UltraSector ProFund may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, Europe 30 ProFund, UltraDow 30 ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, U.S. Government Plus ProFund and Rising Rates Opportunity ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund and UltraJapan ProFund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004 (except as noted below), the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Total
Bull ProFund	$—	$—	$9,258,549	$1,992,681	$16,069,051	$5,754,932	$33,075,213
Large-Cap Value ProFund*	—	—	—	—	5,296,661	—	5,296,661
Large-Cap Growth ProFund*	—	—	—	—	—	220,453	220,453
Mid-Cap Growth ProFund*	—	—	—	—	153,036	1,664,799	1,817,835
Europe 30 ProFund	—	—	1,113,763	367,681	150,951	—	1,632,395
UltraBull ProFund	—	—	31,521,173	40,128,771	—	—	71,649,944
UltraMid-Cap ProFund*	—	369,579	24,122,480	9,759,870	4,387,266	2,891,942	41,531,137
UltraSmall-Cap ProFund*	—	—	—	23,191,104	—	—	23,191,104
UltraDow 30 ProFund*	—	—	—	—	—	1,552,626	1,552,626
UltraOTC ProFund	—	46,352,706	816,164,498	463,333,932	100,222,717	—	1,426,073,853
UltraJapan ProFund	—	272,628	4,957,917	12,191,300	—	5,928,884	23,350,729
Bear ProFund	—	—	—	—	17,600,174	5,859,240	23,459,414
Short Small-Cap ProFund*	—	—	—	—	23,029,868	13,609,742	36,639,610
Short OTC ProFund*	—	—	—	202,576	12,957,772	11,685,825	24,846,173
UltraBear ProFund	—	9,179,616	—	—	71,819,337	30,366,959	111,365,912
UltraShort Mid-Cap ProFund*	—	—	—	—	—	2,198,641	2,198,641
UltraShort Small-Cap ProFund*	—	—	—	—	—	27,408,893	27,408,893
UltraShort Dow 30 ProFund*	—	—	—	—	—	324,693	324,693
UltraShort OTC ProFund	41,464,281	58,870,280	—	—	121,462,348	54,766,192	276,563,101
Banks UltraSector ProFund*	—	—	—	—	103,765	404,091	507,856
Basic Materials UltraSector ProFund*	—	—	43,782	3,176,290	201,408	239,714	3,661,194

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2004

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Total
Biotechnology UltraSector ProFund*	$—	$801,852	$6,914,824	$5,470,800	$663,988	$1,378,292	$15,229,756
Consumer Goods UltraSector ProFund*	—	—	—	—	—	518,805	518,805
Consumer Services UltraSector ProFund*	—	—	—	—	—	160,211	160,211
Financials UltraSector ProFund*	—	2,513,967	5,060,053	404,797	868,632	1,141,098	9,988,547
Health Care UltraSector ProFund*	—	609,072	1,079,973	5,272,420	577,068	938,752	8,477,285
Industrial UltraSector ProFund*	—	—	—	—	3,932,699	—	3,932,699
Internet UltraSector ProFund*	—	—	506,890	4,387,428	—	6,572,961	11,467,279
Mobile Telecommunications UltraSector ProFund*	—	—	—	—	3,967,189	—	3,967,189
Pharmaceuticals UltraSector ProFund*	—	1,785,536	1,213,236	1,731,479	2,203,059	1,307,698	8,241,008
Real Estate UltraSector ProFund*	—	905,981	957,144	2,553,791	—	8,924,281	13,341,197
Semiconductor UltraSector ProFund*	—	—	1,714,066	3,163,744	—	12,540,443	17,418,253
Technology UltraSector ProFund*	—	—	5,347,337	3,453,943	—	1,316,092	10,117,372
Telecommunications UltraSector ProFund*	—	—	2,903,618	355,821	1,612,185	—	4,871,624
Utilities UltraSector ProFund*	—	—	—	402,860	—	—	402,860
Rising Rates Opportunity ProFund*	—	—	—	—	—	69,372,045	69,372,045

*	Information reflected as of the ProFund’s tax year end of October 31, 2004.

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year ended December 31, 2005:

Post-October Losses
Bear ProFund	$2,527,431
UltraBear ProFund	14,940,748
UltraShort OTC ProFund	26,072,033

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2004, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Bull ProFund	$300,069	$—	$300,069	$—	$300,069
Mid-Cap ProFund	—	215,757	215,757	—	215,757
Small-Cap ProFund	1,170,700	268,426	1,439,126	—	1,439,126
Large-Cap Value ProFund	55,256	—	55,256	—	55,256
Small-Cap Value ProFund	501,168	201,499	702,667	—	702,667
Europe 30 ProFund	16,536	—	16,536	—	16,536
UltraBull ProFund	563,893	—	563,893	—	563,893
UltraDow 30 ProFund	61,879	—	61,879	—	61,879
Banks UltraSector ProFund	67,636	—	67,636	—	67,636
Consumer Goods UltraSector ProFund	21,733	—	21,733	—	21,733
Financials UltraSector ProFund	5,823	—	5,823	—	5,823
Oil & Gas UltraSector ProFund	1,132,443	4,434	1,136,877	—	1,136,877
Real Estate UltraSector ProFund	1,130,074	—	1,130,074	218,993	1,349,067
Technology UltraSector ProFund	60,017	—	60,017	—	60,017
Telecommunications UltraSector ProFund	62,836	—	62,836	—	62,836
Utilities UltraSector ProFund	137,668	—	137,668	—	137,668
U.S. Government Plus ProFund	2,822,740	—	2,822,740	—	2,822,740
Money Market ProFund	2,930,387	—	2,930,387	—	2,930,387

The following ProFund's net long-term capital gains distribution designated for federal income tax purposes differs from the amount above due to the utilization of earnings and profits distributed to shareholders upon redemption of shares.

Amount
Mid-Cap ProFund	$1,909,005
Small-Cap ProFund	8,891,192
OTC ProFund	8,554,689
Large-Cap Growth ProFund	79,789
Mid-Cap Value ProFund	224,860
Small-Cap Value ProFund	3,127,981
Small-Cap Growth ProFund	978,579
Oil & Gas UltraSector ProFund	856

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2004

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2003, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Small-Cap ProFund	$3,506,151	$6,412,346	$9,918,497	$—	$9,918,497
OTC ProFund	2,423,887	626,221	3,050,108	—	3,050,108
Large-Cap Value ProFund	33,053	—	33,053	—	33,053
Large-Cap Growth ProFund	83,874	79,789	163,663	—	163,663
Mid-Cap Value ProFund	9,660	—	9,660	—	9,660
Small-Cap Value ProFund	221,457	—	221,457	—	221,457
Small-Cap Growth ProFund	43,979	—	43,979	—	43,979
Europe 30 ProFund	43,294	—	43,294	—	43,294
UltraDow 30 ProFund	20,858	—	20,858	—	20,858
UltraShort OTC ProFund	19,374	—	19,374	—	19,374
Banks UltraSector ProFund	212,849	—	212,849	—	212,849
Basic Materials UltraSector ProFund	22,315	—	22,315	—	22,315
Real Estate UltraSector ProFund	770,003	—	770,003	—	770,003
Telecommunications UltraSector ProFund	51,424	—	51,424	—	51,424
Utilities UltraSector ProFund	59,905	—	59,905	—	59,905
U.S. Government Plus ProFund	68,298	—	68,298	426,796	495,094
Money Market ProFund	1,292,959	—	1,292,959	—	1,292,959

160

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2004

As of December 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Bull ProFund	$14,772	$—	$—	$(33,075,213)	$5,440,498	$(27,619,943)
Mid-Cap ProFund	1,012,179	2,696,358	—	—	14,037,449	17,745,986
Small-Cap ProFund	5,571,707	3,967,315	—	—	8,375,662	17,914,684
OTC ProFund	2,445,550	89,507	—	—	5,170,709	7,705,766
Large-Cap Value ProFund	(533)	—	—	(4,218,824)	2,465,330	(1,754,027)
Large-Cap Growth ProFund	39,255	—	—	(369,931)	689,757	359,081
Mid-Cap Value ProFund	740,712	705,195	—	—	5,347,665	6,793,572
Mid-Cap Growth ProFund	(52,420)	—	—	(1,494,789)	1,465,019	(82,190)
Small-Cap Value ProFund	2,386,397	1,027,660	—	—	8,920,910	12,334,967
Small-Cap Growth ProFund	829,840	—	—	—	9,668,343	10,498,183
Europe 30 ProFund	—	—	—	(1,632,395)	3,139,390	1,506,995
UltraBull ProFund	1,444	—	—	(71,649,945)	(20,539,957)	(92,188,458)
UltraMid-Cap ProFund	(85,225)	—	—	(34,083,374)	8,177,259	(25,991,340)
UltraSmall-Cap ProFund	235,662	12,746,498	—	—	10,339,742	23,321,902
UltraDow 30 ProFund	518,762	832,550	—	—	2,322,470	3,673,782
UltraOTC ProFund	—	—	—	(1,426,073,853)	(196,686,361)	(1,622,760,214)
UltraJapan ProFund	—	—	—	(23,350,729)	—	(23,350,729)
Bear ProFund	—	—	—	(25,986,845)	(65,586)	(26,052,431)
Short Small-Cap ProFund	1,040	—	—	(39,271,709)	177,854	(39,092,815)
Short OTC ProFund	44,841	—	—	(26,778,035)	414,620	(26,318,574)
UltraBear ProFund	—	—	—	(126,306,661)	(456,447)	(126,763,108)
UltraShort Mid-Cap ProFund	3,270	—	—	(3,371,336)	(236,022)	(3,604,088)
UltraShort Small-Cap ProFund	22,058	—	—	(33,655,595)	200,161	(33,433,376)
UltraShort Dow 30 ProFund	(45)	—	—	(753,106)	(11,532)	(764,683)
UltraShort OTC ProFund	—	—	—	(302,635,135)	(1,699,836)	(304,334,971)
Banks UltraSector ProFund	111,581	4,700	—	—	316,714	432,995
Basic Materials UltraSector ProFund	9,682	—	—	(2,944,592)	135,291	(2,799,619)
Biotechnology UltraSector ProFund	(57,290)	—	—	(13,314,235)	184,016	(13,187,509)
Consumer Goods UltraSector ProFund	2,087	—	—	(52,508)	27,758	(22,663)
Consumer Services UltraSector ProFund	24,494	—	—	—	34,429	58,923
Financials UltraSector ProFund	(16,488)	—	—	(9,509,925)	212,912	(9,313,501)
Health Care UltraSector ProFund	(6,093)	—	—	(8,046,892)	34,652	(8,018,333)
Industrials UltraSector ProFund	(3,067)	—	—	(3,553,762)	(74,170)	(3,630,999)
Internet UltraSector ProFund	(221,764)	—	—	(4,198,002)	13,540,480	9,120,714
Mobile Telecommunications UltraSector ProFund	585,053	93	—	—	5,806,283	6,391,429
Oil & Gas UltraSector ProFund	1,232,322	68,089	—	—	3,901,652	5,202,063
Pharmaceuticals UltraSector ProFund	17,326	—	—	(7,870,316)	(799,752)	(8,652,742)
Precious Metals UltraSector ProFund	58,185	—	—	(7,080,135)	68,574	(6,953,376)
Real Estate UltraSector ProFund	(563,889)	—	—	(9,880,984)	3,570,241	(6,874,632)
Semiconductor UltraSector ProFund	(79,657)	—	—	(16,761,655)	(6,334,511)	(23,175,823)
Technology UltraSector ProFund	101,256	—	—	(8,093,078)	(984,697)	(8,976,519)
Telecommunications UltraSector ProFund	(32,891)	—	—	(4,104,235)	58,342	(4,078,784)
Utilities UltraSector ProFund	1,796,040	—	—	—	1,525,297	3,321,337
U.S. Government Plus ProFund	22,974	—	—	(540,821)	575,640	57,793
Rising Rates Opportunity ProFund	383,040	—	—	(67,254,356)	(13,280,350)	(80,151,666)
Money Market ProFund	391,353	—	(367,399)	—	—	23,954

161

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2004

At December 31, 2004, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$149,864,169	$5,839,273	$(403,563)	$5,435,710
Mid-Cap ProFund	120,185,066	13,441,977	(368,953)	13,073,024
Small-Cap ProFund	199,003,586	8,636,866	(1,412,067)	7,224,799
OTC ProFund	139,575,281	5,841,036	(646,266)	5,194,770
Large-Cap Value ProFund	51,209,286	2,500,256	(36,206)	2,464,050
Large-Cap Growth ProFund	20,477,151	784,437	(95,960)	688,477
Mid-Cap Value ProFund	81,934,241	5,386,876	(40,551)	5,346,325
Mid-Cap Growth ProFund	30,823,658	1,541,534	(77,855)	1,463,679
Small-Cap Value ProFund	179,755,028	9,511,482	(590,252)	8,921,230
Small-Cap Growth ProFund	137,116,591	10,359,746	(691,083)	9,668,663
Europe 30 ProFund	54,618,696	3,381,542	(242,151)	3,139,390
UltraBull ProFund	203,832,671	—	(20,686,912)	(20,686,912)
UltraMid-Cap ProFund	94,324,710	6,239,522	(200,795)	6,038,727
UltraSmall-Cap ProFund	357,706,428	6,972,316	(3,017,157)	3,955,159
UltraDow 30 ProFund	45,921,004	2,319,828	(143,237)	2,176,591
UltraOTC ProFund	731,962,078	—	(199,026,504)	(199,026,504)
UltraJapan ProFund	49,789,000	—	—	—
Bear ProFund	26,996,625	—	—	—
Short Small-Cap ProFund	14,440,280	—	—	—
Short OTC ProFund	16,520,440	—	—	—
UltraBear ProFund	74,954,250	—	—	—
UltraShort Mid-Cap ProFund	4,186,465	—	—	—
UltraShort Small-Cap ProFund	14,930,919	—	—	—
UltraShort Dow 30 ProFund	2,647,352	—	—	—
UltraShort OTC ProFund	121,371,920	—	—	—
Banks UltraSector ProFund	6,877,017	328,785	(2,531)	326,254
Basic Materials UltraSector ProFund	12,412,879	176,656	(5,023)	171,633
Biotechnology UltraSector ProFund	31,346,561	215,576	(85,919)	129,657
Consumer Goods UltraSector ProFund	6,451,713	—	(45,748)	(45,748)
Consumer Services UltraSector ProFund	2,478,984	1,151	(4,674)	(3,523)
Financials UltraSector ProFund	7,242,479	198,434	(3,237)	195,197
Health Care UltraSector ProFund	13,415,240	3,545	(43,268)	(39,723)
Industrials UltraSector ProFund	2,865,387	7,637	(72,802)	(65,165)
Internet UltraSector ProFund	108,154,679	10,841,220	(33,373)	10,807,847
Mobile Telecommunications UltraSector ProFund	73,608,802	5,323,053	—	5,323,053
Oil & Gas UltraSector ProFund	51,976,929	4,298,655	(6,529)	4,292,126
Pharmaceuticals UltraSector ProFund	16,301,156	—	(866,499)	(866,499)
Precious Metals UltraSector ProFund	51,715,000	—	—	—
Real Estate UltraSector ProFund	51,123,407	3,052,677	(52,564)	3,000,113
Semiconductor UltraSector ProFund	42,914,150	—	(6,594,855)	(6,594,855)
Technology UltraSector ProFund	15,262,702	—	(1,015,726)	(1,015,726)
Telecommunications UltraSector ProFund	9,653,287	106,700	(14,491)	92,209
Utilities UltraSector ProFund	18,278,718	1,545,725	(2,381)	1,543,343
U.S. Government Plus ProFund	28,724,054	431,635	—	431,635
Rising Rates Opportunity ProFund	698,748,186	—	12,954	12,954
Money Market ProFund	401,636,114	—	—	—

162

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments (the summary schedules of portfolio investments for Bull ProFund, Small-Cap ProFund, UltraBull ProFund and UltraSmall-Cap ProFund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund (formerly known as the Consumer Non-Cyclical UltraSector ProFund), Consumer Services UltraSector ProFund (formerly known as the Consumer Cyclical UltraSector ProFund), Financials UltraSector ProFund (formerly known as the Financial UltraSector ProFund), Health Care UltraSector ProFund (formerly known as the Healthcare UltraSector ProFund), Industrials UltraSector ProFund (formerly known as the Industrial UltraSector ProFund), Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund (formerly known as the Wireless Communications UltraSector ProFund), Oil & Gas UltraSector ProFund (formerly known as the Energy UltraSector ProFund), Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Money Market ProFund (separate portfolios of ProFunds, hereafter referred to as the “Funds”) at December 31, 2004, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio

March 7, 2005

163

Additional Tax Information (Unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2004, qualify for the corporate dividends received deduction for the following Funds:

Dividends Received Deduction
Bull ProFund	100.00%
Small-Cap ProFund	2.85%
OTC ProFund	2.56%
Large-Cap Value ProFund	100.00%
Large-Cap Growth ProFund	5.61%
Mid-Cap Value ProFund	9.16%
Small-Cap Value ProFund	43.32%
Small-Cap Growth ProFund	2.02%
UltraBull ProFund	100.00%
UltraDow 30 ProFund	100.00%
Banks UltraSector ProFund	100.00%
Basic Materials UltraSector ProFund	100.00%
Consumer Goods UltraSector ProFund	100.00%
Telecommunications UltraSector ProFund	100.00%
Utilities UltraSector ProFund	91.34%

164

Trustees and Officers of ProFunds

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1957	Trustee	Indefinite: October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): Managing Director [March 1993 to present]	86	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1961	Trustee	Indefinite: October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President [January 2001 to present]; Delancey Investment Group, Inc. (Real Estate Development): Vice President [May 1996 to December 2000]	86	AMC Delancey Group, Inc.
Interested Trustee
Michael L. Sapir* 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1958	Trustee	Indefinite: April 1997 to present	Chairman and Chief Executive Officer of the Advisor [May 1997 to present]	86	None

*	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1958	Chairman	Indefinite: April 1997 to present	Chairman and Chief Executive Officer of the Advisor [May 1997 to present]

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1962	President	Indefinite: February 2003 to present	President of the Advisor [May 1997 to present]

Marc R. Bryant 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1966	Secretary	Indefinite: February 2003 to present	Vice President and General Counsel of the Advisor [January 2005 to present]; Chief Legal Counsel [July 2001 to December 2004]; GE Investment Management Inc; Vice President and Associate General Counsel [April 1998 to June 2001]; Kirkpatrick & Lockhart LLP; Attorney [Prior to April 1998]

165

Trustees and Officers of ProFunds (continued)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1958	Chief Compliance Officer	Indefinite: September 2004 to present	Counsel and Chief Compliance officer to the Advisor [October 2002 to present]; Counsel, Compliance Officer and Assistant Secretary—Calvert Group, Ltd. [January 1999 to October 2002]

Troy A. Sheets 3435 Stelzer Road Columbus, Ohio 43219 Birth Date: 1971	Treasurer	Indefinite: June 2002 to present	BISYS Fund Services: Vice President of Financial Services [April 2002 to present]; KPMG LLP: Senior Manager [August 1993 to March 2002]

John Danko 3435 Stelzer Road Columbus, Ohio 43219 Birth Date: 1967	Vice President	Indefinite: August 1999 to present	BISYS Fund Services: Director of Client Services [February 1997 to present]

The Funds’ Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

166

Portfolio Summary

Asset Allocation	12/31/04	12/31/03
Commercial Paper	36%	32%
Certificates of Deposit and Bank Notes	23%	16%
Floating Rate Notes	20%	37%
Time Deposit	5%	—%
US Government Sponsored Agencies*	4%	5%
Funding Agreements	3%	4%
Promissory Notes	3%	—%
Repurchase Agreements	3%	5%
Short-Term Notes	2%	1%
Asset Backed	1%	—%
	100%	100%

*	Not backed by the full faith and credit of the US Government

Weighted Average Maturity
Scudder Cash Management Portfolio	32 days	55 days
First Tier Institutional Money Fund Average**	36 days	52 days

**	The Fund is compared to its respective iMoneyNet category: the First Tier Institutional Money Fund Average consists of all non-governmental institutional Shares funds investing in only first tier (U.S. Treasury, U.S. Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier CP, Floating Rate Notes and Asset Backed Commercial Paper) securities.

Asset Allocation is subject to change. For more complete details about the Portfolio’s holdings, see page 168 through 170. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month-end will be posted to moneyfunds.deam-us.db.com and Scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

167

Scudder Cash Management Portfolio	Schedule of Portfolio Investments December 31, 2004

Certificates of Deposit and Bank Notes (23.1%)
	Principal Amount	Value
ABN AMRO Bank NV, 1.17%, 1/3/2005	$70,000,000	$70,000,000
American Express Centurion Bank, 1.88%, 1/26/2005	116,750,000	116,748,369
Barclays Bank PLC:
1.27%, 1/12/2005	50,000,000	50,000,070
1.92%, 3/7/2005	50,000,000	50,000,000
Calyon:
2.255%, 1/4/2005	85,000,000	85,000,000
2.35%, 2/2/2005	100,000,000	100,000,000
Credit Suisse First Boston, 2.35%, 1/20/2005	75,000,000	75,000,000
Depfa Bank PLC:
2.06%, 3/24/2005	50,000,000	50,000,000
2.23%, 2/14/2005	125,000,000	125,000,000
2.255%, 1/24/2005	75,000,000	75,000,000
2.585%, 6/6/2005	50,000,000	50,000,000
HBOS Treasury Services PLC:
1.76%, 2/9/2005	40,000,000	40,000,429
2.06%, 1/26/2005	85,000,000	85,000,000
2.33%, 2/2/2005	50,000,000	50,000,000
HSBC Bank PLC, 1.32%, 1/18/2005	50,000,000	50,000,000
HSH Nordbank AG, 2.58%, 6/7/2005	25,000,000	25,000,000
Lloyds TSB Bank PLC, 2.5%, 5/31/2005	20,000,000	19,999,982
National Australia Bank Ltd., 1.28%, 1/13/2005	40,000,000	40,000,000
Nordea Bank Finland PLC, 2.36%, 2/2/2005	100,000,000	100,000,886
Societe Generale:
1.185%, 1/4/2005	20,000,000	20,000,000
1.85%, 2/17/2005	75,000,000	74,997,081
2.32%, 2/2/2005	60,000,000	60,000,000
Toronto Dominion Bank:
2.27%, 3/9/2005	65,000,000	65,000,000
2.31%, 5/12/2005	50,000,000	49,978,118
2.505%, 5/27/2005	60,000,000	60,001,200
UniCredito Italiano Bank (Ireland) PLC, 2.3%, 2/2/2005	125,000,000	125,000,000
UniCredito Italiano SpA:
2.0%, 1/10/2005	150,000,000	150,000,000
2.01%, 3/21/2005	100,000,000	99,980,253
2.465%, 3/21/2005	78,000,000	78,000,000
US Bank NA:
1.2%, 3/28/2005	30,000,000	29,946,224
1.85%, 1/26/2005	50,000,000	49,999,312
Wells Fargo Bank NA:
2.27%, 1/31/2005	100,000,000	99,999,168
2.35%, 1/26/2005	50,000,000	50,000,000

Total Certificates of Deposit and Bank Notes (Cost $2,269,651,092)		2,269,651,092

US Government Sponsored Agencies (3.8%)
Federal Home Loan Mortgage Corp.:
1.5%, 2/14/2005	50,000,000	50,000,000
2.0%*, 10/7/2005	100,000,000	100,000,000
2.165%*, 11/7/2005	50,000,000	50,000,000

US Government Sponsored Agencies, continued
	Principal Amount	Value
Federal National Mortgage Association:
1.64%, 1/4/2005	$90,000,000	$90,000,000
1.75%, 5/23/2005	66,300,000	66,300,000
2.33%*, 12/9/2005	15,000,000	14,991,455

Total US Government Sponsored Agencies (Cost $371,291,455)		371,291,455

Floating Rate Notes* (20.8%)
American Express Centurion Bank, 2.28%, 9/1/2005	50,000,000	50,012,640
American Express Credit Corp., 2.381%, 10/5/2005	45,000,000	45,036,009
American General Finance Corp., 144A, 2.403%, 1/6/2006	50,000,000	50,000,000
Banco Bilbao Vizcaya Argentina SA, 2.34%, 6/1/2005	60,000,000	59,997,675
Canadian Imperial Bank of Commerce, 2.358%, 5/31/2005	100,000,000	99,988,828
CC (USA), Inc., 2.438%, 11/23/2005	110,000,000	110,049,332
Credit Suisse First Boston, 2.46%, 9/9/2005	50,000,000	50,007,404
Depfa Bank PLC, 2.47%, 9/15/2005	32,000,000	32,000,000
General Electric Capital Corp.:
2.513%, 5/12/2005	25,000,000	25,013,620
2.615%, 3/15/2005	25,000,000	25,008,176
2.64%, 9/23/2005	100,000,000	100,251,279
General Electric Co., 2.15%, 10/24/2005	86,730,000	86,767,258
HSBC Finance Corp., 2.41%, 8/18/2005	50,000,000	50,041,570
International Business Machines Corp., 2.34%, 12/8/2005	66,000,000	65,985,805
K2 (USA) LLC, 2.295%, 12/7/2005	100,000,000	99,967,397
Lehman Brothers Holdings, Inc., 2.373%, 4/21/2005	115,000,000	115,000,000
Links Finance LLC, 144A, 2.413%, 1/18/2005	45,000,000	45,000,937
Merrill Lynch & Co., Inc.:
2.331%, 4/4/2005	35,000,000	35,000,000
2.373%, 1/13/2005	55,000,000	55,006,535
Morgan Stanley:
1.15%, 3/25/2005	80,000,000	80,000,000
1.19%, 1/5/2005	35,000,000	35,000,000
2.14%, 1/6/2005	50,000,000	50,000,000
2.32%, 5/24/2005	100,000,000	100,000,000
2.33%, 2/18/2005	25,000,000	25,000,000
2.35%, 4/19/2005	61,000,000	61,000,000
2.39%, 7/1/2005	30,000,000	30,000,746
National City Bank of Cleveland, 2.325%, 10/31/2005	50,000,000	49,997,824
National City Bank of Indiana, 2.415%, 1/13/2005	40,000,000	40,000,850
Pfizer, Inc., 144A, 2.51%, 10/7/2005	70,000,000	70,000,000
Rabobank Nederland NV, 2.3%, 3/2/2005	40,000,000	40,001,283

The accompanying notes are an integral part of the financial statements.

168

Scudder Cash Management Portfolio	Schedule of Portfolio Investments December 31, 2004

Floating Rate Notes*, continued
	Principal Amount	Value
Royal Bank of Scotland PLC, 2.338%, 9/29/2005	$70,000,000	$69,969,529
Societe Generale, 2.36%, 5/31/2005	50,000,000	49,994,352
SunTrust Bank NA, 2.29%, 4/1/2005	60,000,000	59,998,457
US Bank NA, 2.266%, 1/4/2005	35,000,000	34,999,895
Westpac Banking Corp., 2.38%, 9/9/2005	40,000,000	39,991,748

Total Floating Rate Notes (Cost $2,036,089,149)		2,036,089,149

Commercial Paper** (36.3%)
AB Spintab, 2.31%, 2/3/2005	160,000,000	159,661,200
Apreco LLC, 2.36%, 1/21/2005	50,000,000	49,934,444
Barclays US Funding LLC, 2.25%, 2/14/2005	112,000,000	111,692,000
Blue Ridge Asset Funding, 2.17%, 1/3/2005	14,396,000	14,394,264
BP Capital Markets PLC, 2.15%, 1/3/2005	17,000,000	16,997,969
Caisse Nationale Des Caisses D’Epargne et Prevoyan, 1.98%, 1/19/2005	40,000,000	39,960,400
Cancara Asset Securitization LLC, 2.25%, 2/16/2005	50,573,000	50,427,603
CC (USA), Inc.:
1.92%, 3/2/2005	51,000,000	50,836,800
2.05%, 1/25/2005	84,000,000	83,885,200
Charta LLC, 2.2%, 1/3/2005	7,089,000	7,088,134
CIT Group, Inc.:
1.97%, 3/21/2005	28,055,000	27,934,333
2.0%, 1/4/2005	34,000,000	33,994,333
2.36%, 2/8/2005	45,235,000	45,122,314
2.37%, 4/4/2005	20,000,000	19,878,067
2.65%, 6/17/2005	25,000,000	24,696,153
Coca Cola Enterprises, Inc., 2.15%, 1/3/2005	3,126,000	3,125,627
CRC Funding LLC:
2.0%, 1/14/2005	72,500,000	72,447,770
2.31%, 2/8/2005	50,000,000	49,878,083
2.34%, 1/3/2005	25,000,000	24,996,750
2.34%, 1/5/2005	75,000,000	74,980,500
Credit Suisse First Boston, 2.04%, 1/20/2005	97,000,000	96,895,563
Danske Corp., 2.28%, 1/31/2005	85,000,000	84,838,500
Delaware Funding Corp., 2.36%, 1/24/2005	25,000,000	24,962,306
Dexia Delaware, LLC, 2.285%, 2/3/2005	75,000,000	74,842,906
General Electric Capital Corp.:
1.88%, 2/1/2005	157,000,000	156,745,835
2.01%, 1/18/2005	40,000,000	39,962,033
Giro Funding US Corp.:
2.0%, 1/14/2005	25,000,000	24,981,945
2.02%, 1/14/2005	40,000,000	39,970,822
2.06%, 1/25/2005	15,000,000	14,979,400
2.08%, 1/4/2005	25,000,000	24,995,667

Commercial Paper**, continued
	Principal Amount	Value
2.31%, 1/7/2005	$30,000,000	$29,988,450
2.35%, 2/2/2005	20,000,000	19,958,222
2.37%, 1/26/2005	25,000,000	24,958,854
2.37%, 1/28/2005	40,000,000	39,928,900
Grampian Funding Ltd.:
2.04%, 3/22/2005	140,000,000	139,365,333
2.31%, 2/8/2005	100,000,000	99,756,167
Greyhawk Funding LLC, 2.04%, 1/19/2005	41,000,000	40,958,180
Irish Life and Permanent PLC:
1.92%, 3/1/2005	35,000,000	34,889,867
2.0%, 3/8/2005	18,000,000	17,934,000
2.45%, 5/16/2005	40,000,000	39,635,500
Jupiter Securitization Corp., 2.36%, 1/13/2005	30,000,000	29,976,400
K2 (USA) LLC:
1.87%, 1/28/2005	40,000,000	39,943,900
1.93%, 2/23/2005	25,300,000	25,228,113
2.0%, 1/10/2005	10,000,000	9,995,000
2.0%, 3/14/2005	32,000,000	31,872,000
2.01%, 2/28/2005	27,400,000	27,311,269
Kitty Hawk Funding Corp., 2.34%, 1/20/2005	70,000,000	69,913,550
Lake Constance Funding LLC:
2.01%, 1/14/2005	51,000,000	50,962,982
2.03%, 1/20/2005	50,000,000	49,946,431
2.3%, 1/10/2005	56,000,000	55,967,800
2.35%, 1/19/2005	40,000,000	39,953,000
2.41%, 3/3/2005	45,300,000	45,115,012
Nationwide Building Society, 2.32%, 2/7/2005	50,000,000	49,881,035
Perry Global Funding LLC, Series A, 2.06%, 1/24/2005	75,000,000	74,901,292
Pfizer Inc., 2.49%, 4/4/2005	20,000,000	19,871,350
Rabobank USA Financial Corp., 2.29%, 2/2/2005	150,000,000	149,713,750
Ranger Funding Company LLC, 2.35%, 1/20/2005	35,000,000	34,956,590
RWE AG, 2.35%, 2/7/2005	93,000,000	92,775,379
Santander Central Hispano Finance (Delaware), Inc., 2.0%, 1/19/2005	125,000,000	124,875,000
Scaldis Capital LLC:
1.93%, 2/18/2005	29,927,000	29,849,988
2.0%, 1/18/2005	30,000,000	29,971,667
2.36%, 1/31/2005	40,000,000	39,921,333
2.38%, 1/25/2005	72,000,000	71,885,760
2.42%, 5/13/2005	30,370,000	30,102,744
2.59%, 5/27/2005	21,335,000	21,113,495
Swedish National Housing Finance Corp., 2.28%, 1/31/2005	50,000,000	49,905,000
Tango Finance Corp., 2.13%, 4/7/2005	46,350,000	46,086,732
Toyota Motor Credit Corp., 2.35%, 2/4/2005	50,000,000	49,889,028
Westlb AG, 2.3%, 2/2/2005	90,600,000	90,414,773
WestPac Capital Corp., 1.99%, 1/19/2005	50,000,000	49,950,250

TOTAL COMMERCIAL PAPER (Cost $3,564,731,017)		3,564,731,017

The accompanying notes are an integral part of the financial statements.

169

Scudder Cash Management Portfolio	Schedule of Portfolio Investments December 31, 2004

Short Term Notes (2.1%)
	Principal Amount	Value
Bear Stearns & Co., Inc.:
2.39%, 3/31/2005	$135,000,000	$135,000,000
2.463%, 3/31/2005	75,000,000	75,000,000

TOTAL SHORT TERM NOTES (Cost $210,000,000)		210,000,000

Funding Agreements (3.1%)
GE Capital Assurance Corp.:
2.219%*, 1/25/2005	75,000,000	75,000,000
2.499%*, 9/1/2005	60,000,000	60,000,000
New York Life Insurance Co., 2.522%*, 9/20/2005	60,000,000	60,000,000
Security Life of Denver Insurance Co., 2.25%*, 1/31/2005	50,000,000	50,000,000
Travelers Insurance Co.:
2.111%*, 4/1/2005	30,000,000	30,000,000
2.2%*, 1/27/2005	30,000,000	30,000,000

TOTAL FUNDING AGREEMENTS (Cost $305,000,000)		305,000,000

Asset Backed (0.5%)
Permanent Financing PLC, “1A”, Series 4, 2.348%*, 3/10/2005 (Cost $50,000,000)	50,000,000	50,000,000

Promissory Notes (3.4%)
Goldman Sachs Group, Inc.:
2.433%, 8/10/2005	129,000,000	129,000,000
2.463%, 5/26/2005	200,000,000	200,000,000

TOTAL PROMISSORY NOTES (Cost $329,000,000)		329,000,000

Time Deposit (5.0%)
Bank of America, 1.0%, 1/3/2005	200,000,000	200,000,000
Bank of Montreal, 1.0%, 1/3/2005	189,752,242	189,752,242
Barclays Bank PLC, 2.55%, 1/6/2005	100,000,000	100,000,000

TOTAL TIME DEPOSIT (Cost $489,752,242)		489,752,242

Repurchase Agreements (3.3%)
JPMorgan Chase, Inc., 2.28%, dated 12/31/2004, to be repurchased at $122,264,842 on 1/3/2005(b)	121,241,806	121,241,806
State Street Bank and Trust Co., 1.3%, dated 12/31/2004, to be repurchased at $100,907,931 on 1/3/2005(c)	100,897,000	100,897,000
UBS Securities LLC, 2.3%, dated 12/31/2004, to be repurchased at $100,019,167 on 1/3/2005(d)	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $322,138,806)		322,138,806

Repurchase Agreements, continued
	% of Net Assets
TOTAL INVESTMENT PORTFOLIO (Cost $9,947,653,761)(a)	101.4	9,947,653,761
Other Assets and Liabilities, Net	(1.4)	(135,980,261)

NET ASSETS	100.0	9,811,673,500

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon–equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2004.
**	Annualized yield at the time of purchase; not a coupon rate.
(a)	Cost for federal income tax purposes was $9,947,653,761.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
76,510,444	Fannie Mae STRIPs, principal only	—	1/1/2034	57,348,714
87,159,445	Fannie Mae STRIPs, principal only	—	11/1/2034	67,530,714

	Total Collateral Value			$124,879,428

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,050,000	Federal National Mortgage Association	4.50	5/1/2019	4,999,500
96,960,000	US Treasury Note	3.50	8/15/2009	97,929,600

	Total Collateral Value			$102,929,100

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,128,697	Fannie Mae STRIPs, principal only	—	4/1/2032	10,963,533
14,594,021	Fannie Mae STRIPs, principal only	—	11/1/2033	12,163,859
26,265,242	Fannie Mae STRIPs, principal only	—	9/1/2033	21,914,225
33,539,123	Fannie Mae STRIPs, principal only	—	3/1/2032	26,865,391
39,844,556	Fannie Mae STRIPs, principal only	—	7/1/2034	31,093,434

	Total Collateral Value			$103,000,442

144A:  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

170

Scudder Cash Management Portfolio

Statement of Assets and Liabilities
As of December 31, 2004
Assets
Investments in securities, at amortized cost	$9,947,653,761
Cash	220
Interest receivable	14,959,884
Other assets	90,779

Total assets	9,962,704,644

Liabilities
Payable for investments purchased	149,713,750
Accrued advisory fee	836,879
Accrued administrator service fee	413,759
Other accrued expenses and payables	66,756

Total liabilities	151,031,144

Net assets, at value	$9,811,673,500

Statement of Operations
For the year ended December 31, 2004
Investment Income
Income:
Interest	$164,475,417
Expenses:
Advisory fee	17,577,775
Administrator service fees	5,861,096
Auditing	42,397
Legal	36,307
Trustees’ fees and expenses	496,454
Other	350,681

Total expenses, before expense reductions	24,364,710

Expense reductions	(3,337,178)
Total expenses, after expense reductions	21,027,532

Net investment income	143,447,885

Net realized gain (loss) from investment transactions	91,685

Net increase (decrease) in net assets resulting from operations	$143,539,570

The accompanying notes are an integral part of the financial statements.

171

Scudder Cash Management Portfolio

Statement of Changes in Net Assets

	Years Ended December 31,
	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$143,447,885	$125,145,551
Net realized gain (loss) on investment transactions	91,685	393,261

Net increase (decrease) in net assets resulting from operations	143,539,570	125,538,812

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	122,171,267,933	77,070,191,562
Value of capital withdrawn	(125,052,740,207)	(75,882,811,826)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(2,881,404,917)	1,187,379,736
Increase (decrease) in net assets	(2,737,865,347)	1,312,918,548

Net assets at beginning of period	12,549,538,847	11,236,620,299

Net assets at end of period	$9,811,673,500	$12,549,538,847

The accompanying notes are an integral part of the financial statements.

172

Scudder Cash Management Portfolio

Financial Highlights

	Years Ended December 31,
	2004	2003	2002	2001	2000
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9,812	12,550	11,237	10,864	8,806

Ratio of expenses before expense reductions (%)	.21	.21	.20	.20	.20

Ratio of expenses after expense reductions (%)	.18	.18	.18	.18	.18

Ratio of net investment income (%)	1.22	1.04	1.71	4.04	6.28

Total Return (%)(a,b)	1.26	1.06	1.72	—	—

(a)	Total return would have been lower had certain expenses not been reduced.
(b)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

The accompanying notes are an integral part of the financial statements.

173

Scudder Cash Management Portfolio

Notes to Financial Statements

December 31, 2004

Note 1—Organization and Significant Accounting Policies

A.	Organization

Scudder Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company organized as New York business trusts.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

B.	Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

C.	Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

D.	Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E.	Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc., (“DeAM, Inc.” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the year ended December 31, 2004, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.18% of the Portfolio’s average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

Accordingly, for the year ended December 31, 2004, the Advisor waived a portion of its Advisory fee as follows:

	Total Aggregated	Amount Waived	Annual Effective Rate
Scudder Cash Management Portfolio	$17,577,775	$3,227,471.12%

174

Scudder Cash Management Portfolio

Notes to Financial Statements (continued)

December 31, 2004

Investment Company Capital Corp. (“ICCC” or the “Administrator”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Administrator. The Portfolio pays the Administrator an annual fee (“Administrator service fee”) based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

The Portfolio paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Fund in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amounts for 2002 and 2003 were $5,167 and $7,122, respectively.

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3—Expense Reductions

For the year ended December 31, 2004, the Advisor agreed to reimburse the Fund $109,707, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Note 4—Line of Credit

The Portfolio and several other affiliated funds (the “Participants”) share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

Note 5—Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

175

Report of Independent Registered Public Accounting Firm

To the Trustees and Holders of Beneficial Interest of Scudder Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Scudder Cash Management Portfolio (hereafter referred to as the “Portfolio”) at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2005

176

Trustees and Officers

The following individuals hold the same position with the fund and the Scudder Cash Management Portfolio.

Independent Trustees

Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Joseph R. Hardiman 5/27/37 Chairman since 2004 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Soundview Technology Group Inc. (investment banking) (July 1998-January 2004) and Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).	54

Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001), Chairman of the Board, Weirton Steel Corporation[3] (April 1996-2004).	56

S. Leland Dill 3/28/30 Trustee since 1999 for the Fund and since 1990 for the Scudder Cash Management Portfolio	Trustee, Phoenix Euclid Market Neutral Funds (since May 1998), Phoenix Funds (24 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986); Trustee, Phoenix Zweig Series Trust (September 1989-May 2004).	54

Martin J. Gruber 7/15/37 Trustee since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee (since January 2000) and Chairman of the Board (since February 2004), CREF (pension fund); Trustee of the TIAA-CREF mutual funds (53 portfolios) (since February 2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January 1985-January 2001).	54

177

Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard J. Herring 2/18/46 Trustee since 1990 for the Fund and since 1999 for the Scudder Cash Management Portfolio	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	54

Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	54

Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	54

Philip Saunders, Jr. 10/11/35 Trustee since 1999 for the Fund and since 1990 for the Scudder Cash Management Portfolio	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	54

William N. Searcy 9/3/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open—end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-October 2003).	54

Interested Trustee
William N. Shiebler[4] 2/6/42 Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management (‘DeAM’) and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999).	137

Officers

Julian F. Sluyters[5] 7/14/60 President and Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management.

Kenneth Murphy[6] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000 to present). Formerly, Director, John Hancock Signature Services (1992-2000).

178

Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Paul H. Schubert[5] 1/11/63 Chief Financial Officer, 2004-present	Managing Director, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004).

Charles A. Rizzo[6] 8/5/57 Treasurer since 2002	Managing Director, Deutsche Asset Management (since April 2004). Formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

John Millette[6] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.

Lisa Hertz[5] 8/21/70 Assistant Secretary since 2004	Assistant Vice President, Deutsche Asset Management.

Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Managing Director, Deutsche Asset Management (2002 to present) and Director, Deutsche Global Funds Ltd. (2002 to present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[6] 4/1/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.

Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.

Kevin M. Gay[6] 11/12/59 Assistant Treasurer since 2004	Vice President, Deutsche Asset Management.

Salvatore Schiavone[6] 11/3/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.

Kathleen Sullivan D’Eramo[6] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.

Philip Gallo[5] 8/2/62 Chief Compliance Officer, 2004-present	Managing Director, Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)

179

[1]	Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
[2]	Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Institutional Funds of which this fund is a series and Scudder Cash Management Portfolio.
[3]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[4]	Mr. Shiebler is a Trustee who is an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler’s business address is 280 Park Avenue, New York, New York.
[5]	Address: 345 Park Avenue, New York, New York.
[6]	Address: Two International Place, Boston, Massachusetts.

The fund’s Statement of Additional Information includes additional information about the fund’s Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

180

ProFundsTM

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals:(888) PRO-5717(888) 776-5717
For All Others:(888) PRO-FNDS(888) 776-3637
Or:(614) 470-8122
Fax Number:(800) 782-4797

Website Address

www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Beginning with the fiscal quarter ended September 30, 2004, Schedules of Portfolio Holdings for periods ending September 30 and March 31 are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial AverageTM,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

12/04

1

Not just funds, ProFundsSM

Classic ProFunds VP

Bull
Small-Cap
OTC
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
Japan

Ultra ProFunds VP

UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraOTC

Inverse ProFunds VP

Bear
Short Mid-Cap
Short Small-Cap
Short OTC

Sector ProFunds VP

Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

Bond Benchmarked ProFunds VP

U.S. Government Plus
Rising Rates Opportunity

Money Market ProFund VP

Money Market

Annual Report
December 31, 2004

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
11	ProFund VP Small-Cap
23	ProFund VP OTC
29	ProFund VP Large-Cap Value
37	ProFund VP Large-Cap Growth
44	ProFund VP Mid-Cap Value
51	ProFund VP Mid-Cap Growth
58	ProFund VP Small-Cap Value
67	ProFund VP Small-Cap Growth
74	ProFund VP Asia 30
80	ProFund VP Europe 30
86	ProFund VP Japan
91	ProFund VP UltraBull
101	ProFund VP UltraMid-Cap
110	ProFund VP UltraSmall-Cap
122	ProFund VP UltraOTC
128	ProFund VP Bear
133	ProFund VP Short Mid-Cap
138	ProFund VP Short Small-Cap
143	ProFund VP Short OTC
148	ProFund VP Banks
154	ProFund VP Basic Materials
160	ProFund VP Biotechnology
166	ProFund VP Consumer Goods
172	ProFund VP Consumer Services
179	ProFund VP Financials
186	ProFund VP Health Care
193	ProFund VP Industrials
200	ProFund VP Internet
205	ProFund VP Oil & Gas
211	ProFund VP Pharmaceuticals
216	ProFund VP Precious Metals
221	ProFund VP Real Estate
227	ProFund VP Semiconductor
233	ProFund VP Technology
240	ProFund VP Telecommunications
245	ProFund VP Utilities
251	ProFund VP U.S. Government Plus
256	ProFund VP Rising Rates Opportunity
261	ProFund VP Money Market

266	Notes to Financial Statements
276	Report of Independent Registered Public Accounting Firm
277	Expense Examples
279	Trustees and Officers of ProFunds

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds VPAnnual Report to Shareholders for the12 months ended December 31, 2004.

While the year began with impressive stock market gains that quickly fizzled, 2004 will likely be remembered for its strong finish. The S&P 500 gained a solid 10.88%, 9.23% in the fourth quarter alone, and the NASDAQ-100 rose 10.75%, after a 14.87% fourth quarter gain. Several broad trends remained in place: Global equity markets again generally outperformed U.S. markets. Small-capitalization stocks again significantly outperformed large-cap stocks. And the U.S. economy experienced another year of sturdy growth.

The biggest surprise may have been the resilience of the U.S. bond market. Though the Federal Reserve, confident the economic recovery was on track, initiated a series of hikes in the short-term Fed Funds rate, long-term interest rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier. The total return for the Long Bond was 8.86%.

To navigate today’s markets, many investors are looking for an edge – for strategies that go beyond the conventional. We are gratified that investors continue to discover the ProFunds VP innovative family, which provides opportunities for investors whether the market is rising, falling or moving sideways.

Your confidence has helped us grow by more than 33% this year alone. We ended the year with $7.5 billion in assets under management 1.

We deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

_____________
Past performance is no guarantee of future results.

There is no guarantee that any ProFund VP will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than at original purchase.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, short sale, small-cap company, international investing and repurchase agreement risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. ProFunds VP permit active investment strategies that can decrease performance and increase expenses.

1Includes portfolios not listed in the following Annual Report.

i

PROFUNDS VP

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors uses a quantitative approach in seeking to achieve the investment objectives of each ProFund VP 1. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. 2

Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends, or direction. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds VP seeks to provide daily correlation with their benchmarks. Mathematical compounding would prevent the ProFunds VP from achieving correlations with their benchmarks over periods of time other than daily.

Factors that materially affected the performance of each ProFund VP during 2004: 3

 The major factors that influenced the performance of the ProFunds VP included the cumulative effect of the daily price performance of each ProFund VP’s benchmark, the amount of leverage, if any, employed by a ProFund VP and whether the ProFund VP is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFundsVP include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

•  Benchmark Performance: The performance of the index or security underlying each ProFund VP’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indexes do not actually hold a portfolio of securities and /or financial instruments and therefore do not incur fees, expenses and transaction costs incurred by theProFunds VP. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund VP’s benchmark, as well as for each ProFund VP’s performance.

•  Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of an index’s or security’s daily return. The performance of ProFunds VP that have a daily investment objective that is greater than 100% of the daily performance of an index or a security (U.S. Government Plus, UltraBull, UltraMid-Cap, UltraSmall-Cap and UltraOTC) was impacted proportionately more by the daily performance of an index or security. ProFunds VP that are designed to have an inverse (negative) daily correlation to the index or security (Rising Rates Opportunity, Bear, Short OTC, Short Mid-Cap and Short Small-Cap) were inversely affected by the daily performance of the underlying index or security and the factors affecting that index or security on a daily basis. Since ProFunds VP Rising Rates Opportunity is leveraged and inverse, the inverse effect discussed above is amplified.

General Factors Affecting Benchmark and Fund Performance:

In 2004, the S&P 500 index rose by 10.88%, 9.23% in the fourth quarter alone. 4 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 19.23% in U.S. dollar terms.

We believe the major factors affecting domestic equity markets included continuing economic growth, a low real interest rate environment, and subdued inflation. Investor confidence in overall employment and business prospects seemed to outweigh the effects of pronounced geopolitical tensions, election-year divisions and surging crude oil prices.

For 2004 as a whole, the economy grew more rapidly than in the year earlier. Real (inflation-adjusted) Gross Domestic Product grew at an annualized rate of 4.4% in 2004, compared with 3.0% in 2003. The year’s growth was paced by strong consumer spending, especially on automobiles and other “durables” such as household furniture and appliances, electronic items and jewelry; a pick-up in business investment in equipment and software, and higher Government defense spending.

The Fed, confident that the economic recovery remained on track, initiated a series of one quarter percentage point increases in the Fed Funds rate. Beginning in June, it gradually raised the benchmark short-term rate from 1.0%, a 45-year low, to 2.25% as of December 31, 2004, still low by historical measures. Despite higher short-term interest rates, long-term rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier.

Factors more specific to the performance of each Benchmark and each ProFund are discussed in the pages that follow.

____________

1  Other than ProFund VP Money Market

2  A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraOTC has a benchmark of 200% the daily return of the NASDAQ-100 IndexTM.

3  Past performance does not guarantee future results.

4  The index returns account for the theoretical reinvestment of dividends in the index.

ii

ProFund VP Bull

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2004, the Fund had a total return of 8.83% 1, compared to a return of 10.88% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500’s performance was range-bound in the first half of the year, during which time the index was negatively impacted by high oil prices, geopolitical concerns, and uncertainty surrounding the elections in the United States. These factors were offset by a strengthening U.S. economy that, by year end, had posted seven straight quarters of GDP growth in excess of 3%. The index managed to rally 15% by the end of the year from its August lows. Exxon (+28%) and General Electric (+21%) were the biggest contributors to the S&P 500 index return. On the opposite side, pharmaceutical giants Merck (-28%) and Pfizer (-22%) were the largest drag on the index performance.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from May 1, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (5/1/01)
ProFund VP Bull	8.83%	1.28%	(1.87)%
S&P 500 Index	10.88%	3.59%	0.47%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
31.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm

1

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	83%
Futures Contracts	17%

Total Exposure	100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.20%
Financial	20.56%
Technology	12.39%
Industrial	11.65%
Communications	11.27%
Consumer, Cyclical	9.94%
Energy	7.14%
Utilities	2.93%
Basic Materials	2.92%

Average Market Capitalization:	$22,620,234,774

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Common Stocks (82.7%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	22,608	$1,855,439
Abbott Laboratories (Pharmaceuticals)	45,216	2,109,326
ACE, Ltd. (Insurance)	8,164	349,011
ADC Telecommunications, Inc. * (Telecommunications)	23,393	62,693
Adobe Systems, Inc. (Software)	6,908	433,408
Advanced Micro Devices, Inc.o (Semiconductors)	10,205	224,714
AES Corp. * (Electric)	18,683	255,397
Aetna, Inc. (Healthcare—Services)	4,396	548,401
Affiliated Computer Services, Inc.—Class A * (Computers)	3,768	226,796
AFLAC, Inc. (Insurance)	14,601	581,704
Agilent Technologies, Inc. * (Electronics)	14,130	340,533
Air Products & Chemicals, Inc. (Chemicals)	6,594	382,254
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	2,669	129,633
Albertson’s, Inc. (Food)	10,676	254,943
Alcoa, Inc. (Mining)	25,120	789,271
Allegheny Energy, Inc. * (Electric)	3,611	71,173
Allegheny Technologies, Inc. (Iron/Steel)	2,826	61,239
Allergan, Inc. (Pharmaceuticals)	3,768	305,472
Allied Waste Industries, Inc. * (Environmental Control)	9,263	85,961
Allstate Corp. (Insurance)	20,096	1,039,365
Alltel Corp. (Telecommunications)	8,949	525,843
Altera Corp. * (Semiconductors)	10,833	224,243
Altria Group, Inc. (Agriculture)	59,346	3,626,042
Ambac Financial Group, Inc. (Insurance)	3,140	257,888
Amerada Hess Corp. (Oil & Gas)	2,669	219,872
Ameren Corp. (Electric)	5,652	283,391
American Electric Power, Inc. (Electric)	11,461	393,571
American Express Co. (Diversified Financial Services)	36,738	2,070,922
American International Group, Inc. (Insurance)	75,360	4,948,891
American Power Conversion Corp. (Electrical Components & Equipment)	5,809	124,313
American Standard Cos. * (Building Materials)	6,123	253,002
AmerisourceBergen Corp. (Pharmaceuticals)	3,297	193,468
Amgen, Inc. * (Biotechnology)	36,581	2,346,671
AmSouth Bancorp (Banks)	10,205	264,310
Anadarko Petroleum Corp. (Oil & Gas)	7,222	468,058
Analog Devices, Inc. (Semiconductors)	10,990	405,751
Andrew Corp. * (Telecommunications)	4,710	64,197
Anheuser-Busch Companies, Inc. (Beverages)	23,236	1,178,762
AON Corp. (Insurance)	9,106	217,269
Apache Corp. (Oil & Gas)	9,420	476,369
Apartment Investment & Management Co.—Class A (Real Estate Investment Trust)	2,669	102,863
Apollo Group, Inc.—Class A * (Commercial Services)	5,652	456,173
Apple Computer, Inc. * (Computers)	11,147	717,867
Applera Corp.—Applied Biosystems Group (Electronics)	5,809	121,466
Applied Materials, Inc. * (Semiconductors)	49,141	840,311
Applied Micro Circuits Corp. * (Semiconductors)	9,106	38,336
Archer-Daniels-Midland Co. (Agriculture)	18,840	420,320
Archstone-Smith Trust (Real Estate Investment Trust)	5,495	210,459
Ashland, Inc. (Chemicals)	2,041	119,154
AT&T Corp. (Telecommunications)	22,922	436,893
Autodesk, Inc. (Software)	6,594	250,242
Automatic Data Processing, Inc. (Software)	16,956	751,999
AutoNation, Inc. * (Retail)	7,693	147,783
AutoZone, Inc. * (Retail)	2,355	215,035
Avaya, Inc. * (Telecommunications)	13,031	224,133
Avery Dennison Corp. (Household Products/Wares)	3,140	188,306
Avon Products, Inc. (Cosmetics/Personal Care)	13,659	528,603
Baker Hughes, Inc. (Oil & Gas Services)	9,734	415,350
Ball Corp. (Packaging & Containers)	3,297	145,001
Bank of America Corp. (Banks)	117,750	5,533,074
Bank of New York Company, Inc. (Banks)	22,451	750,312
Bard (C.R.), Inc. (Healthcare-Products)	2,983	190,852
Bausch & Lomb, Inc. (Healthcare-Products)	1,570	101,202
Baxter International, Inc. (Healthcare-Products)	17,741	612,774
BB&T Corp. (Banks)	16,014	673,389
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,983	305,191
Becton, Dickinson & Co. (Healthcare-Products)	7,222	410,210
Bed Bath & Beyond, Inc. * (Retail)	8,635	343,932
BellSouth Corp. (Telecommunications)	52,909	1,470,341
Bemis Company, Inc. (Packaging & Containers)	3,140	91,343
Best Buy Co., Inc. (Retail)	9,420	559,736
Big Lots, Inc. * (Retail)	3,297	39,993
Biogen Idec, Inc. * (Biotechnology)	9,734	648,382

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Biomet, Inc. (Healthcare-Products)	7,379	$320,175
BJ Services Co. (Oil & Gas Services)	4,710	219,203
Black & Decker Corp. (Hand/Machine Tools)	2,355	208,017
BMC Software, Inc. * (Software)	6,437	119,728
Boeing Co. (Aerospace/Defense)	24,335	1,259,823
Boston Scientific Corp. * (Healthcare-Products)	24,335	865,109
Bristol-Myers Squibb Co. (Pharmaceuticals)	56,363	1,444,020
Broadcom Corp.—Class A * (Semiconductors)	9,263	299,010
Brown-Forman Corp. (Beverages)	3,454	168,141
Brunswick Corp. (Leisure Time)	2,826	139,887
Burlington Northern Santa Fe Corp. (Transportation)	10,833	512,509
Burlington Resources, Inc. (Oil & Gas)	11,461	498,554
Calpine Corp. * (Electric)	12,874	50,724
Campbell Soup Co. (Food)	11,932	356,647
Capital One Financial Corp. (Diversified Financial Services)	7,065	594,944
Cardinal Health, Inc. (Pharmaceuticals)	12,403	721,234
Caremark Rx, Inc. * (Pharmaceuticals)	13,502	532,384
Carnival Corp. (Leisure Time)	18,369	1,058,605
Caterpillar, Inc. (Machinery-Construction & Mining)	9,891	964,471
Cendant Corp. (Commercial Services)	30,615	715,779
CenterPoint Energy, Inc. (Electric)	8,949	101,124
Centex Corp. (Home Builders)	3,611	215,143
CenturyTel, Inc. (Telecommunications)	3,925	139,220
ChevronTexaco Corp. (Oil & Gas)	61,701	3,239,920
Chiron Corp. * (Biotechnology)	5,495	183,148
Chubb Corp. (Insurance)	5,495	422,566
CIENA Corp. * (Telecommunications)	16,485	55,060
CIGNA Corp. (Insurance)	3,925	320,162
Cincinnati Financial Corp. (Insurance)	4,867	215,413
Cinergy Corp. (Electric)	5,181	215,685
Cintas Corp. (Textiles)	5,024	220,353
Circuit City Stores, Inc. (Retail)	5,809	90,853
Cisco Systems, Inc. * (Telecommunications)	195,622	3,775,504
CIT Group, Inc. (Diversified Financial Services)	5,652	258,975
Citigroup, Inc. (Diversified Financial Services)	149,935	7,223,869
Citizens Communications Co. (Telecommunications)	9,577	132,067
Citrix Systems, Inc. * (Software)	4,867	119,388
Clear Channel Communications, Inc. (Media)	17,113	573,114
Clorox Co. (Household Products/Wares)	6,123	360,828
CMS Energy Corp. * (Electric)	4,710	49,220
Coach, Inc. * (Apparel)	5,495	309,918
Coca-Cola Co. (Beverages)	70,179	2,921,552
Coca-Cola Enterprises, Inc. (Beverages)	13,502	281,517
Colgate-Palmolive Co. (Cosmetics/Personal Care)	15,386	787,148
Comcast Corp.—Special Class A * (Media)	64,684	2,152,684
Comerica, Inc. (Banks)	5,024	306,564
Compass Bancshares, Inc. (Banks)	3,454	168,106
Computer Associates International, Inc. (Software)	16,956	526,653
Computer Sciences Corp. * (Computers)	5,495	309,753
Compuware Corp. * (Software)	11,147	72,121
Comverse Technology, Inc. * (Telecommunications)	5,652	138,191
ConAgra Foods, Inc. (Food)	15,229	448,494
ConocoPhillips (Oil & Gas)	19,939	1,731,303
Consolidated Edison, Inc. (Electric)	7,065	309,094
Constellation Energy Group, Inc. (Electric)	5,024	219,599
Convergys Corp. * (Commercial Services)	4,082	61,189
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	2,669	181,198
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	2,198	47,367
Coors (Adolph) Co.– Class B (Beverages)	1,099	83,161
Corning, Inc. * (Telecommunications)	40,349	474,908
Costco Wholesale Corp. (Retail)	13,345	646,031
Countrywide Credit Industries, Inc. (Diversified Financial Services)	16,328	604,299
CSX Corp. (Transportation)	6,280	251,702
Cummins, Inc. (Machinery-Diversified)	1,256	105,240
CVS Corp. (Retail)	11,618	523,623
Dana Corp. (Auto Parts & Equipment)	4,396	76,183
Danaher Corp. (Miscellaneous Manufacturing)	8,949	513,762
Darden Restaurants, Inc. (Retail)	4,553	126,300
Deere & Co. (Machinery-Diversified)	7,222	537,317
Dell, Inc. * (Computers)	72,220	3,043,350
Delphi Corp. (Auto Parts & Equipment)	16,171	145,862
Delta Air Lines, Inc. * (Airlines)	3,611	27,010
Devon Energy Corp. (Oil & Gas)	14,130	549,940
Dillards, Inc.—Class A (Retail)	2,355	63,279
Dollar General Corp. (Retail)	9,577	198,914
Dominion Resources, Inc. (Electric)	9,577	648,745
Donnelley (Commercial Services)	6,280	221,621
Dover Corp. (Miscellaneous Manufacturing)	5,809	243,629
Dow Chemical Co. (Chemicals)	27,161	1,344,741
Dow Jones & Company, Inc. (Media)	2,355	101,406
DTE Energy Co. (Electric)	5,024	216,685
Du Pont (Chemicals)	28,888	1,416,956
Duke Energy Corp. (Electric)	27,161	687,987
Dynegy, Inc.—Class A * (Pipelines)	10,990	50,774
Eastman Chemical Co. (Chemicals)	2,198	126,891
Eastman Kodak Co. (Miscellaneous Manufacturing)	8,321	268,352
Eaton Corp. (Miscellaneous Manufacturing)	4,396	318,095
eBay, Inc. * (Internet)	19,154	2,227,227
Ecolab, Inc. (Chemicals)	7,379	259,224
Edison International (Electric)	9,420	301,723
El Paso Corp. (Pipelines)	18,526	192,670
Electronic Arts, Inc. * (Software)	8,792	542,291
Electronic Data Systems Corp. (Computers)	14,758	340,910
Eli Lilly & Co. (Pharmaceuticals)	32,656	1,853,228
EMC Corp. * (Computers)	69,551	1,034,223
Emerson Electric Co. (Electrical Components & Equipment)	12,089	847,438
Engelhard Corp. (Chemicals)	3,611	110,749
Entergy Corp. (Electric)	6,594	445,688
EOG Resources, Inc. (Oil & Gas)	3,454	246,477
Equifax, Inc. (Commercial Services)	3,925	110,293
Equity Office Properties Trust (Real Estate Investment Trust)	11,618	338,316
Equity Residential Properties Trust (Real Estate Investment Trust)	8,164	295,374
E *TRADE Financial Corp. * (Diversified Financial Services)	10,833	161,953
Exelon Corp. (Electric)	19,154	844,116
Express Scripts, Inc.—Class A * (Pharmaceuticals)	2,198	168,015
Exxon Mobil Corp. (Oil & Gas)	188,243	9,649,336
Family Dollar Stores, Inc. (Retail)	4,867	151,996
Fannie Mae (Diversified Financial Services)	27,946	1,990,035
Federated Department Stores, Inc. (Retail)	5,181	299,410
Federated Investors, Inc.—Class B (Diversified Financial Services)	3,140	95,456
FedEx Corp. (Transportation)	8,635	850,461
Fifth Third Bancorp (Banks)	16,485	779,411
First Data Corp. (Software)	24,806	1,055,247
First Horizon National Corp. (Banks)	3,611	155,670
FirstEnergy Corp. (Electric)	9,577	378,387
Fiserv, Inc. * (Software)	5,652	227,154
Fisher Scientific International, Inc. * (Electronics)	3,297	205,667
Fluor Corp. (Engineering & Construction)	2,355	128,371
Ford Motor Co. (Auto Manufacturers)	52,909	774,587
Forest Laboratories, Inc. * (Pharmaceuticals)	10,676	478,925
Fortune Brands, Inc. (Household Products/Wares)	4,239	327,166
FPL Group, Inc. (Electric)	5,338	399,016
Franklin Resources, Inc. (Diversified Financial Services)	7,222	503,012

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Freddie Mac (Diversified Financial Services)	19,939	$1,469,504
Freeport-McMoRan Copper & Gold, Inc.— Class B (Mining)	5,181	198,070
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	10,994	201,850
Gannett Co., Inc. (Media)	7,693	628,518
Gap, Inc. (Retail)	26,219	553,745
Gateway, Inc. * (Computers)	10,833	65,106
General Dynamics Corp. (Aerospace/Defense)	5,809	607,621
General Electric Co. (Miscellaneous Manufacturing)	305,522	11,151,553
General Mills, Inc. (Food)	10,990	546,313
General Motors Corp. (Auto Manufacturers)	16,328	654,100
Genuine Parts Co. (Distribution/Wholesale)	5,024	221,357
Genzyme Corp.—General Division * (Biotechnology)	6,594	382,914
Georgia Pacific Corp. (Forest Products & Paper)	7,536	282,449
Gilead Sciences, Inc. * (Pharmaceuticals)	12,403	433,981
Gillette Co. (Cosmetics/Personal Care)	29,045	1,300,635
Golden West Financial Corp. (Savings & Loans)	8,792	540,005
Goodrich Corp. (Aerospace/Defense)	3,454	112,739
Grainger (Distribution/Wholesale)	2,669	177,809
Great Lakes Chemical Corp. (Chemicals)	1,413	40,256
Guidant Corp. (Healthcare-Products)	9,106	656,543
H&R Block, Inc. (Commercial Services)	4,710	230,790
Halliburton Co. (Oil & Gas Services)	12,717	499,015
Harley-Davidson, Inc. (Leisure Time)	8,478	515,039
Harrah’s Entertainment, Inc. (Lodging)	3,297	220,536
Hartford Financial Services Group, Inc. (Insurance)	8,478	587,610
Hasbro, Inc. (Toys/Games/Hobbies)	5,181	100,408
HCA, Inc. (Healthcare-Services)	13,973	558,361
Health Management Associates, Inc.—Class A (Healthcare-Services)	7,065	160,517
Heinz (H.J.) Co. (Food)	10,048	391,772
Hercules, Inc. * (Chemicals)	3,297	48,960
Hershey Foods Corp. (Food)	7,065	392,390
Hewlett-Packard Co. (Computers)	87,449	1,833,806
Hilton Hotels Corp. (Lodging)	11,147	253,483
Home Depot, Inc. (Retail)	63,585	2,717,623
Honeywell International, Inc. (Miscellaneous Manufacturing)	24,806	878,380
Hospira, Inc. * (Pharmaceuticals)	4,553	152,526
Humana, Inc. * (Healthcare-Services)	4,553	135,179
Huntington Bancshares, Inc. (Banks)	6,594	163,399
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	8,792	814,843
IMS Health, Inc. (Software)	6,751	156,691
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	5,024	403,427
Intel Corp. (Semiconductors)	185,574	4,340,576
International Business Machines Corp. (Computers)	48,513	4,782,411
International Flavors & Fragrances, Inc. (Chemicals)	2,669	114,340
International Game Technology (Entertainment)	10,048	345,450
International Paper Co. (Forest Products & Paper)	14,130	593,460
Interpublic Group of Companies, Inc. * (Advertising)	12,246	164,096
Intuit, Inc. * (Software)	5,495	241,835
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,669	225,397
J.C. Penney, Inc. (Retail)	8,321	344,489
J.P. Morgan Chase & Co. (Diversified Financial Services)	103,149	4,023,843
Jabil Circuit, Inc. * (Electronics)	5,809	148,594
Janus Capital Group, Inc. (Diversified Financial Services)	6,908	116,123
JDS Uniphase Corp. * (Telecommunications)	41,605	131,888
Jefferson-Pilot Corp. (Insurance)	3,925	203,943
Johnson & Johnson (Healthcare-Products)	85,879	5,446,445
Johnson Controls, Inc. (Auto Parts & Equipment)	5,495	348,603
Jones Apparel Group, Inc. (Apparel)	3,611	132,054
KB Home (Home Builders)	1,413	147,517
Kellogg Co. (Food)	11,932	532,883
Kerr-McGee Corp. (Oil & Gas)	4,396	254,045
KeyCorp (Banks)	11,775	399,173
KeySpan Corp. (Gas)	4,710	185,810
Kimberly-Clark Corp. (Household Products/Wares)	14,287	940,228
Kinder Morgan, Inc. (Pipelines)	3,611	264,073
King Pharmaceuticals, Inc. * (Pharmaceuticals)	7,065	87,606
KLA -Tencor Corp. * (Semiconductors)	5,652	263,270
Knight-Ridder, Inc. (Media)	2,198	147,134
Kohls Corp. * (Retail)	9,891	486,340
Kroger Co. * (Food)	21,352	374,514
L-3 Communications Holdings, Inc. (Aerospace/Defense)	3,140	229,974
Laboratory Corp.of America Holdings * (Healthcare-Services)	3,925	195,544
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	5,495	156,223
Lexmark International Group, Inc. * (Computers)	3,768	320,280
Limited, Inc. (Retail)	13,659	314,430
Lincoln National Corp. (Insurance)	5,024	234,520
Linear Technology Corp. (Semiconductors)	8,949	346,863
Liz Claiborne, Inc. (Apparel)	3,140	132,539
Lockheed Martin Corp. (Aerospace/Defense)	12,874	715,151
Loews Corp. (Insurance)	5,338	375,261
Louisiana-Pacific Corp. (Forest Products & Paper)	3,140	83,964
Lowe’s Cos., Inc. (Retail)	22,608	1,301,995
LSI Logic Corp. * (Semiconductors)	11,147	61,086
Lucent Technologies, Inc. * (Telecommunications)	124,658	468,714
M&T Bank Corp. (Banks)	3,454	372,479
Manor Care, Inc. (Healthcare-Services)	2,512	89,000
Marathon Oil Corp. (Oil & Gas)	10,048	377,905
Marriott International, Inc.—Class A (Lodging)	6,594	415,291
Marsh & McLennan Companies, Inc. (Insurance)	15,072	495,869
Marshall & Ilsley Corp. (Banks)	6,437	284,515
Masco Corp. (Building Materials)	12,560	458,817
Mattel, Inc. (Toys/Games/Hobbies)	11,932	232,554
Maxim Integrated Products, Inc. (Semiconductors)	9,420	399,314
May Department Stores Co. (Retail)	8,478	249,253
Maytag Corp. (Home Furnishings)	2,355	49,691
MBIA, Inc. (Insurance)	4,082	258,309
MBNA Corp. (Diversified Financial Services)	36,895	1,040,070
McCormick & Co., Inc. (Food)	3,925	151,505
McDonald’s Corp. (Retail)	36,424	1,167,753
McGraw-Hill Companies, Inc. (Media)	5,495	503,012
McKesson Corp. (Commercial Services)	8,478	266,718
MeadWestvaco Corp. (Forest Products & Paper)	5,809	196,867
Medco Health Solutions, Inc. * (Pharmaceuticals)	7,850	326,560
MedImmune, Inc. * (Biotechnology)	7,222	195,788
Medtronic, Inc. (Healthcare-Products)	35,011	1,738,996
Mellon Financial Corp. (Banks)	12,246	380,973
Merck & Co., Inc. (Pharmaceuticals)	64,213	2,063,806
Mercury Interactive Corp. * (Software)	2,669	121,573
Meredith Corp. (Media)	1,413	76,585
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,936	115,715
MetLife, Inc. (Insurance)	21,666	877,690
MGIC Investment Corp. (Insurance)	2,826	194,740
Micron Technology, Inc. * (Semiconductors)	17,741	219,101
Microsoft Corp. (Software)	314,628	8,403,713
Millipore Corp. * (Biotechnology)	1,413	70,382
Molex, Inc. (Electrical Components & Equipment)	5,495	164,850
Monsanto Co. (Agriculture)	7,693	427,346
Monster Worldwide, Inc. * (Internet)	3,454	116,193
Moody’s Corp. (Commercial Services)	4,239	368,157
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	31,714	1,760,761

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Motorola, Inc. (Telecommunications)	68,295	$1,174,674
Mylan Laboratories, Inc. (Pharmaceuticals)	7,850	138,788
Nabors Industries, Ltd. * (Oil & Gas)	4,239	217,418
National City Corp. (Banks)	19,154	719,233
National Semiconductor Corp. (Semiconductors)	10,362	185,998
Navistar International Corp. * (Auto Manufacturers)	2,041	89,763
NCR Corp. * (Computers)	2,669	184,775
Neenah Paper, Inc. * (Forest Products & Paper)	424	13,822
Network Appliance, Inc. * (Computers)	10,362	344,226
New York Times Co.—Class A (Media)	4,239	172,951
Newell Rubbermaid, Inc. (Housewares)	8,007	193,689
Newmont Mining Corp. (Mining)	12,874	571,734
News Corp.—Class A (Media)	73,162	1,365,203
Nextel Communications, Inc.—Class A * (Telecommunications)	32,185	965,550
NICOR, Inc. (Gas)	1,256	46,397
NIKE, Inc.—Class B (Apparel)	7,693	697,679
NiSource, Inc. (Electric)	7,693	175,247
Noble Corp. * (Oil & Gas)	3,925	195,230
Nordstrom, Inc. (Retail)	4,082	190,752
Norfolk Southern Corp. (Transportation)	11,461	414,774
North Fork Bancorp, Inc. (Banks)	7,536	217,414
Northern Trust Corp. (Banks)	6,437	312,709
Northrop Grumman Corp. (Aerospace/Defense)	10,362	563,278
Novell, Inc. * (Software)	11,147	75,242
Novellus Systems, Inc. * (Semiconductors)	4,082	113,847
Nucor Corp. (Iron/Steel)	4,710	246,522
NVIDIA Corp. * (Semiconductors)	4,867	114,667
Occidental Petroleum Corp. (Oil & Gas)	11,304	659,701
Office Depot, Inc. * (Retail)	9,106	158,080
OfficeMax, Inc. (Retail)	2,512	78,827
Omnicom Group, Inc. (Advertising)	5,495	463,339
Oracle Corp. * (Software)	149,621	2,052,800
PACCAR, Inc. (Auto Manufacturers)	5,024	404,332
Pactiv Corp. * (Packaging & Containers)	4,396	111,175
Pall Corp. (Miscellaneous Manufacturing)	3,611	104,538
Parametric Technology Corp. * (Software)	7,850	46,237
Parker Hannifin Corp. (Miscellaneous Manufacturing)	3,454	261,606
Paychex, Inc. (Commercial Services)	10,990	374,539
Peoples Energy Corp. (Gas)	1,099	48,301
PeopleSoft, Inc. * (Software)	10,676	282,700
PepsiCo, Inc. (Beverages)	48,984	2,556,965
PerkinElmer, Inc. (Electronics)	3,768	84,742
Pfizer, Inc. (Pharmaceuticals)	218,544	5,876,649
PG&E Corp. * (Electric)	11,618	386,647
Phelps Dodge Corp. (Mining)	2,669	264,017
Pinnacle West Capital Corp. (Electric)	2,669	118,530
Pitney Bowes, Inc. (Office/Business Equipment)	6,751	312,436
Plum Creek Timber Company, Inc. (Forest Products & Paper)	5,338	205,193
PMC-Sierra, Inc. * (Semiconductors)	5,181	58,286
PNC Financial Services Group (Banks)	8,164	468,940
Power-One, Inc. * (Electrical Components & Equipment)	2,355	21,007
PPG Industries, Inc. (Chemicals)	5,024	342,436
PPL Corp. (Electric)	5,495	292,774
Praxair, Inc. (Chemicals)	9,420	415,893
Principal Financial Group, Inc. (Insurance)	9,106	372,800
Procter & Gamble Co. (Cosmetics/Personal Care)	73,633	4,055,706
Progress Energy, Inc. (Electric)	7,065	319,621
Progressive Corp. (Insurance)	6,280	532,795
Prologis (Real Estate Investment Trust)	5,338	231,296
Providian Financial Corp. * (Diversified Financial Services)	8,478	139,633
Prudential Financial, Inc. (Insurance)	15,072	828,357
Public Service Enterprise Group, Inc. (Electric)	6,908	357,627
Pulte Homes, Inc. (Home Builders)	3,611	230,382
QLogic Corp. * (Semiconductors)	2,669	98,032
Qualcomm, Inc. (Telecommunications)	47,100	1,997,040
Quest Diagnostics, Inc. (Healthcare-Services)	2,983	285,026
Qwest Communications International, Inc. * (Telecommunications)	52,595	233,522
RadioShack Corp. (Retail)	4,553	149,703
Raytheon Co. (Aerospace/Defense)	13,031	505,994
Reebok International, Ltd. (Apparel)	1,727	75,988
Regions Financial Corp. (Banks)	13,345	474,949
Reynolds American, Inc. (Agriculture)	4,239	333,185
Robert Half International, Inc. (Commercial Services)	5,024	147,856
Rockwell Collins, Inc. (Aerospace/Defense)	5,181	204,339
Rockwell International Corp. (Machinery-Diversified)	5,338	264,498
Rohm & Haas Co. (Chemicals)	6,437	284,709
Rowan Companies, Inc. * (Oil & Gas)	3,140	81,326
Ryder System, Inc. (Transportation)	1,884	89,999
Sabre Holdings Corp. (Leisure Time)	3,925	86,978
SAFECO Corp. (Insurance)	4,082	213,244
Safeway, Inc. * (Food)	12,874	254,133
Sanmina-SCI Corp. * (Electronics)	15,072	127,660
Sara Lee Corp. (Food)	22,922	553,337
SBC Communications, Inc. (Telecommunications)	95,927	2,472,039
Schering-Plough Corp. (Pharmaceuticals)	42,547	888,381
Schlumberger, Ltd. (Oil & Gas Services)	17,113	1,145,716
Schwab (Diversified Financial Services)	39,564	473,185
Scientific-Atlanta, Inc. (Telecommunications)	4,396	145,112
Sealed Air Corp. * (Packaging & Containers)	2,355	125,451
Sears, Roebuck & Co. (Retail)	6,123	312,457
Sempra Energy (Gas)	6,751	247,626
Sherwin-Williams Co. (Chemicals)	4,082	182,180
Siebel Systems, Inc. * (Software)	14,601	153,311
Sigma-Aldrich Corp. (Chemicals)	2,041	123,399
Simon Property Group, Inc. (Real Estate Investment Trust)	5,966	385,820
SLM Corp. (Diversified Financial Services)	12,560	670,578
Snap-on, Inc. (Hand/Machine Tools)	1,727	59,340
Solectron Corp. * (Electronics)	27,789	148,115
Southern Co. (Electric)	21,352	715,718
Southwest Airlines Co. (Airlines)	22,922	373,170
Sovereign Bancorp, Inc. (Savings & Loans)	9,891	223,042
Sprint Corp. (Telecommunications)	42,076	1,045,589
St.Jude Medical, Inc. * (Healthcare-Products)	10,362	434,479
St.Paul Companies, Inc. (Insurance)	19,311	715,859
Stanley Works (Hand/Machine Tools)	2,355	115,371
Staples, Inc. (Retail)	14,444	486,907
Starbucks Corp. * (Retail)	11,461	714,708
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	5,966	348,414
State Street Corp. (Banks)	9,734	478,134
Stryker Corp. (Healthcare-Products)	11,618	560,569
Sun Microsystems, Inc. * (Computers)	96,241	517,777
SunGard Data Systems, Inc. * (Computers)	8,321	235,734
Sunoco, Inc. (Oil & Gas)	2,198	179,599
SunTrust Banks, Inc. (Banks)	8,164	603,156
SuperValu, Inc. (Food)	3,925	135,491
Symantec Corp. * (Internet)	18,212	469,141
Symbol Technologies, Inc. (Electronics)	6,908	119,508
Synovus Financial Corp. (Banks)	8,949	255,762
Sysco Corp. (Food)	18,526	707,137
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,611	224,604
Target Corp. (Retail)	26,062	1,353,400
TECO Energy, Inc. (Electric)	5,809	89,110
Tektronix, Inc. (Electronics)	2,512	75,888
Tellabs, Inc. * (Telecommunications)	12,089	103,845
Temple-Inland, Inc. (Forest Products & Paper)	1,570	107,388

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Tenet Healthcare Corp. * (Healthcare-Services)	13,502	$148,252
Teradyne, Inc. * (Semiconductors)	5,652	96,480
Texas Instruments, Inc. (Semiconductors)	50,083	1,233,043
Textron, Inc. (Miscellaneous Manufacturing)	4,082	301,252
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	5,024	73,652
The Pepsi Bottling Group, Inc. (Beverages)	7,379	199,528
Thermo Electron Corp. * (Electronics)	4,710	142,195
Tiffany & Co. (Retail)	4,239	135,521
Time Warner, Inc. * (Media)	132,351	2,572,904
TJX Companies, Inc. (Retail)	14,130	355,087
Torchmark Corp. (Insurance)	3,140	179,420
Toys R Us, Inc. * (Retail)	6,123	125,338
Transocean Sedco Forex, Inc. * (Oil & Gas)	9,263	392,659
Tribune Co. (Media)	9,263	390,343
TXU Corp. (Electric)	8,635	557,476
Tyco International, Ltd. (Miscellaneous Manufacturing)	58,090	2,076,137
U.S. Bancorp (Banks)	54,322	1,701,365
Union Pacific Corp. (Transportation)	7,536	506,796
Unisys Corp. * (Computers)	9,734	99,092
United Parcel Service, Inc.—Class B (Transportation)	32,499	2,777,365
United States Steel Corp. (Iron/Steel)	3,297	168,971
United Technologies Corp. (Aerospace/Defense)	14,758	1,525,238
UnitedHealth Group, Inc. (Healthcare-Services)	19,311	1,699,946
Univision Communications, Inc.—Class A * (Media)	9,263	271,128
Unocal Corp. (Oil & Gas)	7,693	332,645
UnumProvident Corp. (Insurance)	8,635	154,912
UST, Inc. (Agriculture)	4,710	226,598
Valero Energy Corp. (Oil & Gas)	7,536	342,134
Veritas Software Corp. * (Software)	12,560	358,588
Verizon Communications, Inc. (Telecommunications)	80,070	3,243,636
V.F. Corp. (Apparel)	3,140	173,893
Viacom, Inc.—Class B (Media)	50,240	1,828,234
Visteon Corp. (Auto Parts & Equipment)	3,768	36,813
Vulcan Materials Co. (Building Materials)	2,983	162,902
Wachovia Corp.(Banks)	46,034	2,421,388
Wal-Mart Stores, Inc. (Retail)	122,774	6,484,924
Walgreen Co. (Retail)	29,673	1,138,553
Walt Disney Co. (Media)	59,503	1,654,183
Washington Mutual, Inc. (Savings & Loans)	25,277	1,068,711
Waste Management, Inc. (Environmental Control)	16,799	502,962
Waters Corp. * (Electronics)	3,454	161,613
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	3,140	103,023
WellPoint, Inc. * (Healthcare-Services)	8,635	993,025
Wells Fargo & Co. (Banks)	48,827	3,034,599
Wendy’s International, Inc. (Retail)	3,297	129,440
Weyerhaeuser Co. (Forest Products & Paper)	6,908	464,356
Whirlpool Corp. (Home Furnishings)	1,884	130,391
Williams Companies, Inc. (Pipelines)	15,072	245,523
Wrigley (Wm.) Jr.Co. (Food)	6,437	445,376
Wyeth (Pharmaceuticals)	38,622	1,644,911
Xcel Energy, Inc. (Electric)	11,618	211,448
Xerox Corp. * (Office/Business Equipment)	24,335	413,939
Xilinx, Inc. (Semiconductors)	10,048	297,923
XL Capital, Ltd.—Class A (Insurance)	4,082	316,967
Yahoo!, Inc. * (Internet)	39,407	1,484,856
YUM! Brands, Inc. (Retail)	8,478	399,992
Zimmer Holdings, Inc. * (Healthcare-Products)	7,065	566,048
Zions Bancorp (Banks)	2,512	170,891

TOTAL COMMON STOCKS
(Cost $267,820,427).		323,502,763

Repurchase Agreements (18.2%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $71,188,898 (Collateralized by $72,629,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $72,604,362)	$71,180,000	71,180,000

TOTAL REPURCHASE AGREEMENTS
(Cost $71,180,000)		71,180,000

TOTAL INVESTMENT SECURITIES
(Cost $339,000,427)—100.9%.		394,682,763
Net other assets (liabilities)—(0.9)%		(3,425,687)

NET ASSETS—100.0%		$391,257,076

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $65,518,200)	216	$1,296,016

*	Non-income producing security

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of December 31 2004:
Advertising	0.2%
Aerospace/Defense	1.5%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.4%
Beverages	1.9%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	1.7%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.0%
Electric	2.3%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare-Products	3.0%
Healthcare-Services	1.2%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	NM

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Insurance	3.8%
Internet	1.1%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.3%
Machinery-Diversified	0.2%
Machinery-Construction & Mining	0.2%
Media	3.2%
Mining	0.5%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.2%
Oil & Gas	5.1%
Oil & Gas Services	0.6%
Packaging & Containers	0.1%
Pharmaceuticals	5.0%
Pipelines	0.2%
Real Estate Investment Trust	0.4%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	4.1%
Telecommunications	5.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other **	17.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $267,820,427)	$323,502,763
Repurchase agreements, at cost	71,180,000

Total Investments	394,682,763
Cash	110,969
Segregated cash balances with brokers for futures contracts	4,876,684
Dividends and interest receivable	409,759
Receivable for capital shares issued	6,373,561
Prepaid expenses	962

Total Assets	406,454,698

Liabilities:
Payable for investments purchased	14,398,780
Variation margin on futures contracts	134,342
Advisory fees payable	229,205
Management services fees payable	45,842
Administration fees payable.	9,313
Administrative services fees payable	172,286
Distribution fees payable	117,279
Other accrued expenses	90,575

Total Liabilities	15,197,622

Net Assets	$391,257,076

Net Assets consist of:
Capital	$363,832,756
Accumulated net investment income (loss)	634,599
Accumulated net realized gains (losses) on investments	(30,188,631)
Net unrealized appreciation (depreciation) on investments	56,978,352

Net Assets	$391,257,076

Shares of Beneficial Interest Outstanding	14,179,755

Net Asset Value (offering and redemption price per share)	$27.59

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$5,160,295
Interest	551,331

Total Investment Income	5,711,626

Expenses:
Advisory fees	2,141,117
Management services fees	428,228
Administration fees	94,380
Transfer agency fees	97,231
Administrative service fees	1,208,369
Distribution fees	713,706
Custody fees	109,611
Fund accounting fees	134,010
Other fees	150,375

Total Expenses	5,077,027

Net Investment Income (Loss)	634,599

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(11,343,493)
Net realized gains (losses) on futures contracts	1,883,538
Change in net unrealized appreciation/depreciation on investments	30,619,700

Net Realized and Unrealized Gains (Losses) on Investments	21,159,745

Change in Net Assets Resulting from Operations	$21,794,344

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$634,599	$(265,939)
Net realized gains (losses) on investments	(9,459,955)	(2,327,929)
Change in net unrealized appreciation/depreciation on investments	30,619,700	23,852,721

Change in net assets resulting from operations	21,794,344	21,258,853

Distributions to Shareholders From:
Net realized gains on investments	(4,679,238)	—

Change in net assets resulting from distributions	(4,679,238)	—

Capital Transactions:
Proceeds from shares issued	1,845,105,839	1,127,316,089
Dividends reinvested	4,679,238	—
Cost of shares redeemed	(1,698,766,076)	(1,018,201,486)

Change in net assets resulting from capital transactions	151,019,001	109,114,603

Change in net assets	168,134,107	130,373,456
Net Assets:
Beginning of period	223,122,969	92,749,513

End of period	$391,257,076	$223,122,969

Accumulated net investment income (loss)	$634,599	$—

Share Transactions:
Issued	70,782,427	50,115,935
Reinvested	176,641	—
Redeemed	(65,453,257)	(45,970,517)

Change in shares	5,505,811	4,145,418

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$25.72	$20.48		$26.94		$30.00

Investment Activities:
Net investment income (loss)	0.06 (b)	(0.05	) (b)	(0.04	) (b)	(0.11	) (b)

Net realized and unrealized gains (losses) on investments	2.19	5.29		(6.42)		(2.95)

Total income (loss) from investment activities	2.25	5.24		(6.46)		(3.06)

Distributions to Shareholders From:
Net realized gains on investments	(0.38)	—		—		—

Net Asset Value, End of Period	$27.59	$25.72		$20.48		$26.94

Total Return	8.83%	25.59%		(23.98)%		(10.20	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.78%	1.87%		1.91%		2.25%
Net expenses (d)	1.78%	1.87%		1.91%		2.25%
Net investment income (loss) (d)	0.22%	(0.24)%		(0.18)%		(0.60)%

Supplemental Data:
Net assets, end of period (000’s)	$391,257	$223,123		$92,750		$20,586
Portfolio turnover rate (e)	202%	392%		260%		325	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Small-Cap

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2004, the Fund had a total return of 16.74% 1, compared to a return of 18.44% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

For the sixth straight year, the Russell 2000 beat the Russell 1000, which marks the longest streak of small-cap outperformance in the history of the Russell indexes (beginning in 1979). Small-cap stocks sprinted to the finish in a broad based rally, posting a fourth quarter total return of 14.16%. All sectors within the Russell 2000 returned double digit gains for the year, with the exception of technology which was down slightly. Energy, Basic Materials, and Real Estate Investment Trusts all posted impressive gains that contributed to the strong performance of the index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (5/1/01)
ProFund VP Small-Cap	16.74%	8.93%	5.82%
Russell 2000 Index	18.44%	11.53%	9.55%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	74%
Futures Contracts	24%
Swap Agreements	3%

Total Exposure	101%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
Russell 2000 - Composition
% of Index

Financial	21.97%
Consumer, Non-cyclical	17.99%
Industrial	14.72%
Consumer, Cyclical	13.77%
Technology	9.73%
Communications	8.49%
Energy	5.16%
Basic Materials	4.76%
Utilities	3.30%
Diversified	0.11%

Average Market Capitalization:	$703,043,048

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks (73.8%)
	Shares	Value

21st Century Insurance Group (Insurance)	4,202	$57,147
99 Cents Only Stores * (Retail)	9,550	154,328
A.C. Moore Arts & Crafts, Inc. * (Retail)	2,674	77,038
AAR Corp. * (Aerospace/Defense)	6,494	88,448
Aaron Rents, Inc. (Commercial Services)	6,876	171,900
Abaxis, Inc. * (Healthcare-Products)	3,438	49,817
Abgenix, Inc. * (Pharmaceuticals)	16,044	165,895
ABM Industries, Inc. (Commercial Services)	7,258	143,128
Acadia Realty Trust (Real Estate Investment Trust)	4,966	80,946
Actuant Corp. * (Miscellaneous Manufacturing)	4,202	219,134
Acuity Brands, Inc. (Miscellaneous Manufacturing)	5,348	170,066
Adaptec, Inc. * (Telecommunications)	20,628	156,567
Advanced Digital Information Corp. * (Computers)	12,606	126,312
Advisory Board Co. * (Commercial Services)	3,438	126,793
ADVO, Inc. (Advertising)	5,348	190,656
Affordable Residential Communities (Real Estate Investment Trust)	4,966	71,262
Agile Software Corp. * (Internet)	10,314	84,265
AirTran Holdings, Inc. * (Airlines)	8,786	94,010
AK Steel Holding Corp. * (Iron/Steel)	21,392	309,543
Alabama National BanCorp (Banks)	2,292	147,834
Alamosa Holdings, Inc. * (Telecommunications)	12,606	157,197
Albany International Corp.—Class A (Machinery-Diversified)	4,966	174,605
Albany Molecular Research, Inc. * (Commercial Services)	4,584	51,066
Albemarle Corp. (Chemicals)	3,438	133,085
Alfa Corp. (Insurance)	6,494	98,611
Alkermes, Inc. * (Pharmaceuticals)	14,898	209,913
Allegheny Technologies, Inc. (Iron/Steel)	10,696	231,782
Alliance Gaming Corp. * (Entertainment)	9,932	137,161
Alpharma, Inc. (Pharmaceuticals)	4,202	71,224
Altiris, Inc. * (Software)	4,202	148,877
AMCOL International Corp. (Mining)	4,202	84,418
American Medical Systems Holdings, Inc. * (Healthcare-Products)	4,966	207,628
American States Water Co. (Water)	3,056	79,456
American Woodmark Corp. (Home Furnishings)	2,292	100,115
AMERIGROUP Corp. * (Healthcare-Services)	1,528	115,608
Amis Holdings, Inc. * (Semiconductors)	6,112	100,970
Amli Residential Properties Trust (Real Estate Investment Trust)	4,966	158,912
AmSurg Corp. * (Healthcare-Services)	5,730	169,264
Anaren Microwave, Inc. * (Telecommunications)	4,202	54,458
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,820	111,353
Anixter International, Inc. (Telecommunications)	4,966	178,726
ANSYS, Inc. * (Software)	6,112	195,951
Anteon International Corp. * (Computers)	4,584	191,886
Anthracite Capital, Inc. (Real Estate Investment Trust)	8,786	108,595
Apogee Enterprises, Inc. (Building Materials)	5,348	71,717
Apollo Investment Corp. (Investment Companies)	12,248	184,945
Applera Corp.—Celera Genomics Group * (Biotechnology)	14,134	194,342
Applied Industrial Technologies, Inc. (Machinery-Diversified)	5,106	139,904
Apria Healthcare Group, Inc. * (Healthcare-Services)	4,584	151,043
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,584	241,944
aQuantive, Inc. * (Internet)	9,168	81,962
Aquila, Inc. * (Electric)	38,200	140,958
Arbitron, Inc. * (Commercial Services)	3,056	119,734
Arch Chemicals, Inc. (Chemicals)	4,202	120,934
Arctic Cat, Inc. (Leisure Time)	2,674	70,914
Argonaut Group, Inc. * (Insurance)	4,584	96,860
Ariad Pharmaceuticals, Inc. * (Biotechnology)	10,314	76,633
Ariba, Inc. * (Internet)	8,786	145,848
Arkansas Best Corp. (Transportation)	4,202	188,628
Armor Holdings, Inc. * (Aerospace/Defense)	4,584	215,540
Ascential Software Corp. * (Software)	11,460	186,913
Associated Banc-Corp (Banks)	2,486	82,560
Atherogenics, Inc. * (Pharmaceuticals)	7,258	170,998
Avanex Corp. * (Telecommunications)	15,662	51,841
Aviall, Inc. * (Distribution/Wholesale)	4,584	105,294
Avista Corp. (Electric)	6,112	107,999
Axcelis Technologies, Inc. * (Semiconductors)	18,718	152,177
Aztar Corp. * (Lodging)	3,056	106,716
Baldor Electric Co. (Hand/Machine Tools)	5,730	157,747
BancorpSouth, Inc. (Banks)	11,842	288,590
Bandag, Inc. (Auto Parts & Equipment)	1,910	95,137
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	4,584	91,222

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Banner Corp. (Banks)	1,910	$59,573
Banta Corp. (Commercial Services)	2,674	119,688
BE Aerospace, Inc. * (Aerospace/Defense)	7,258	84,483
Bel Fuse, Inc.—Class B (Electronics)	2,292	77,447
Benchmark Electronics, Inc. * (Electronics)	7,258	247,497
Berry Petroleum Co.—Class A (Oil & Gas)	3,438	163,993
Beverly Enterprises, Inc. * (Healthcare-Services)	21,010	192,242
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	12,606	80,552
Black Box Corp. (Telecommunications)	3,056	146,749
Black Hills Corp. (Electric)	3,438	105,478
Blue Coat Systems, Inc. * (Internet)	1,910	35,545
Blyth, Inc. (Household Products/Wares)	3,820	112,919
Bone Care International, Inc. * (Pharmaceuticals)	3,056	85,110
Boston Private Financial Holdings, Inc. (Banks)	5,348	150,653
Bowne & Co., Inc. (Commercial Services)	6,876	111,804
Boyd Gaming Corp. (Lodging)	2,674	111,372
Brady Corp.—Class A (Electronics)	3,438	215,116
Brandywine Realty Trust (Real Estate Investment Trust)	4,584	134,724
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,674	173,168
Broadwing Corp. * (Telecommunications)	7,640	69,600
Brocade Communications Systems, Inc. * (Computers)	50,042	382,322
Brooks Automation, Inc. * (Semiconductors)	8,022	138,139
Brown Shoe Company, Inc. (Retail)	3,438	102,556
Brush Engineered Materials, Inc. * (Mining)	3,438	63,603
Buckeye Technologies, Inc. * (Forest Products & Paper)	5,730	74,547
Burlington Coat Factory Warehouse Corp. (Retail)	3,438	78,043
C&D Technologies, Inc. (Electrical Components & Equipment)	4,202	71,602
C-COR.net Corp. * (Telecommunications)	8,404	78,157
Cabot Microelectronics Corp. * (Chemicals)	4,202	168,290
California Pizza Kitchen, Inc. * (Retail)	3,820	87,860
California Water Service Group (Water)	3,056	115,058
Callaway Golf Co. (Leisure Time)	11,842	159,867
Calpine Corp. * (Electric)	81,366	320,582
Cambrex Corp. (Biotechnology)	4,584	124,226
Capital City Bank Group, Inc. (Banks)	1,910	79,838
Caraustar Industries, Inc. * (Forest Products & Paper)	5,730	96,379
Carpenter Technology Corp. (Iron/Steel)	3,820	223,317
Cascade Bancorp (Banks)	3,438	69,516
Cascade Corp. (Machinery-Diversified)	1,910	76,305
Casella Waste Systems, Inc. * (Environmental Control)	3,820	55,925
Casey’s General Stores, Inc. (Retail)	9,932	180,266
Cash America International, Inc. (Retail)	5,730	170,353
Catalina Marketing Corp. (Advertising)	9,168	271,648
Cathay Bancorp, Inc. (Banks)	8,404	315,150
Cell Therapeutics, Inc. * (Pharmaceuticals)	9,932	80,846
Centene Corp. * (Healthcare-Services)	7,640	216,594
Central Pacific Financial Corp. (Banks)	3,997	144,571
Central Parking Corp. (Commercial Services)	3,438	52,086
Century Aluminum Co. * (Mining)	3,438	90,282
CH Energy Group, Inc. (Electric)	3,056	146,841
Champion Enterprises, Inc. * (Home Builders)	12,224	144,488
Charles River Associates, Inc. * (Commercial Services)	1,910	89,331
Charles River Laboratories International, Inc. * (Biotechnology)	1,879	86,453
Charming Shoppes, Inc. * (Retail)	22,538	211,181
Charter Communications, Inc.—Class A * (Media)	52,716	118,084
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	6,876	168,049
Chattem, Inc. * (Cosmetics/Personal Care)	3,438	113,798
Checkpoint Systems, Inc. * (Electronics)	6,494	117,217
Chemical Financial Corp. (Banks)	4,584	196,745
Cheniere Energy, Inc. * (Oil & Gas)	3,820	243,334
Chesapeake Corp. (Packaging & Containers)	3,820	103,751
Chiquita Brands International, Inc. (Food)	6,876	151,685
Chittenden Corp. (Banks)	5,143	147,758
Chordiant Software, Inc. * (Internet)	14,134	32,226
Christopher & Banks Corp. (Retail)	6,494	119,814
Churchill Downs, Inc. (Entertainment)	1,528	68,302
Ciber, Inc. * (Computers)	9,932	95,744
Cimarex Energy Co. * (Oil & Gas)	7,258	275,078
Cincinnati Bell, Inc. * (Telecommunications)	48,132	199,748
Circor International, Inc. (Metal Fabricate/Hardware)	3,056	70,777
Citizens Banking Corp. (Banks)	8,404	288,677
City Holding Co. (Banks)	3,438	124,593
CKE Restaurants, Inc. * (Retail)	10,314	149,656
Clarcor, Inc. (Miscellaneous Manufacturing)	2,674	146,455
CLECO Corp. (Electric)	8,786	178,004
CMGI, Inc. * (Internet)	73,726	188,001
CMS Energy Corp. * (Electric)	25,976	271,449
CNET Networks, Inc. * (Internet)	21,774	244,522
Coeur d’Alene Mines Corp. * (Mining)	42,020	165,138
Cognex Corp. (Machinery-Diversified)	7,640	213,156
Coherent, Inc. * (Electronics)	5,730	174,421
Cohu, Inc. (Semiconductors)	4,202	77,989
Commerce Group, Inc. (Insurance)	4,202	256,489
Commercial Federal Corp. (Savings & Loans)	5,348	158,889
Commercial Metals Co. (Metal Fabricate/Hardware)	4,966	251,082
Commercial NET Lease Realty (Real Estate Investment Trust)	9,168	188,861
Commscope, Inc. * (Telecommunications)	4,202	79,418
Community Bank System, Inc. (Banks)	4,966	140,290
Community Banks, Inc. (Banks)	1,910	53,786
Community Trust Bancorp, Inc. (Banks)	2,448	79,217
Compass Minerals International, Inc. (Mining)	3,056	74,047
CompuCredit Corp. * (Diversified Financial Services)	3,820	104,439
Comstock Resources, Inc. * (Oil & Gas)	4,584	101,077
Conceptus, Inc. * (Healthcare-Products)	4,966	40,299
Concur Technologies, Inc. * (Software)	4,966	44,247
CONMED Corp. * (Healthcare-Products)	5,730	162,847
Consolidated Graphics, Inc. * (Commercial Services)	2,292	105,203
Continental Airlines, Inc.—Class B * (Airlines)	10,696	144,824
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	9,168	197,570
Cornerstone Realty Income Trust, Inc. (Real Estate Investment Trust)	9,932	99,121
Corporate Office Properties Trust (Real Estate Investment Trust)	5,730	168,176
Correctional Properties Trust (Real Estate Investment Trust)	2,292	66,193
Corrections Corp.of America * (Commercial Services)	6,112	247,230
Corus Bankshares, Inc. (Banks)	3,056	146,719
CoStar Group, Inc. * (Commercial Services)	3,056	141,126
Cousins Properties, Inc. (Real Estate Investment Trust)	4,584	138,758
Cray, Inc. * (Computers)	16,808	78,325
Credence Systems Corp. * (Semiconductors)	16,044	146,803
Crompton Corp. (Chemicals)	22,538	265,947
Cross Country Healthcare, Inc. * (Commercial Services)	4,584	82,879
Crown Holdings, Inc. * (Packaging & Containers)	21,010	288,678
CSK Auto Corp. * (Retail)	8,022	134,288
CTI Molecular Imaging, Inc. * (Healthcare-Products)	6,112	86,729
Cubic Corp. (Electronics)	3,056	76,920
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	8,022	94,900
Cuno, Inc. * (Miscellaneous Manufacturing)	3,438	204,217
Curtiss-Wright Corp. (Aerospace/Defense)	3,820	219,306
CV Therapeutics, Inc. * (Pharmaceuticals)	6,112	140,576
CVB Financial Corp. (Banks)	7,258	192,772
Datascope Corp. (Healthcare-Products)	2,292	90,969
Decode Genetics, Inc. * (Biotechnology)	9,550	74,586

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Delphi Financial Group, Inc.—Class A (Insurance)	1,910	$88,147
Delta Air Lines, Inc. * (Airlines)	21,010	157,155
Deltic Timber Corp. (Forest Products & Paper)	1,910	81,080
Denbury Resources, Inc. * (Oil & Gas)	5,348	146,803
Dendrite International, Inc. * (Software)	7,258	140,805
DHB Industries, Inc. * (Apparel)	3,820	72,733
Diagnostic Products Corp. (Healthcare-Products)	3,820	210,291
Dick’s Sporting Goods, Inc. * (Retail)	5,730	201,410
Digital River, Inc. * (Internet)	5,730	238,425
Digital Theater Systems, Inc. * (Home Furnishings)	3,438	69,207
Digitas, Inc. * (Internet)	10,696	102,147
Dime Community Bancshares, Inc. (Savings & Loans)	6,112	109,466
Dionex Corp. * (Electronics)	3,820	216,478
Direct General Corp. (Insurance)	3,056	98,098
Discovery Laboratories, Inc. * (Pharmaceuticals)	9,168	72,702
Ditech Communications Corp. * (Telecommunications)	5,730	85,664
DJ Orthopedics, Inc. * (Healthcare-Products)	3,438	73,642
Dobson Communications Corp. * (Telecommunications)	21,392	36,794
Dollar Thrifty Automotive Group, Inc. *(Commercial Services)	4,202	126,900
Downey Financial Corp. (Savings & Loans)	2,674	152,418
Drew Industries, Inc. * (Building Materials)	1,528	55,268
DRS Technologies, Inc. * (Aerospace/Defense)	3,056	130,522
Dyax Corp. * (Pharmaceuticals)	4,966	35,855
Dycom Industries, Inc. * (Engineering & Construction)	6,112	186,538
Eagle Materials—Class A (Building Materials)	3,056	263,886
EarthLink, Inc. * (Internet)	26,358	303,644
Eastgroup Properties, Inc. (Real Estate Investment Trust)	3,438	131,744
Eclipsys Corp. * (Software)	7,258	148,281
EDO Corp. (Aerospace/Defense)	3,056	97,028
eFunds Corp. * (Software)	8,786	210,952
El Paso Electric Co. * (Electric)	8,786	166,407
Electro Scientific Industries, Inc. * (Electronics)	5,348	105,676
ElkCorp (Building Materials)	3,820	130,720
Emmis Communications Corp. * (Media)	8,404	161,273
Empire District Electric Co. (Electric)	4,584	103,965
Emulex Corp. * (Semiconductors)	13,752	231,584
Encore Acquisition Co. * (Oil & Gas)	4,202	146,692
Encysive Pharmaceuticals, Inc. * (Biotechnology)	10,314	102,418
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	4,202	124,253
Enterasys Networks, Inc. * (Telecommunications)	41,256	74,261
Entertainment Properties Trust (Real Estate Investment Trust)	3,820	170,181
Entravision Communications Corp. * (Media)	9,550	79,743
Entrust Technologies, Inc. * (Internet)	12,606	47,777
Enzo Biochem, Inc. * (Biotechnology)	4,740	92,288
Epicor Software Corp. * (Software)	7,640	107,648
Equity Inns, Inc. (Real Estate Investment Trust)	8,786	103,148
Equity Lifestyle Properties, Inc. (Real Estate Investment Trust)	3,056	109,252
Equity One, Inc. (Real Estate Investment Trust)	5,730	135,973
eResearch Technology, Inc. * (Internet)	6,112	96,875
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,674	204,962
ESS Technology, Inc. * (Semiconductors)	6,494	46,172
Essex Property Trust, Inc. (Real Estate Investment Trust)	1,910	160,058
Esterline Technologies Corp. * (Aerospace/Defense)	4,202	137,195
Ethan Allen Interiors, Inc. (Home Furnishings)	1,910	76,438
Excel Technology, Inc. * (Electronics)	2,292	59,592
Exelixis, Inc. * (Biotechnology)	12,224	116,128
Exide Technologies * (Auto Parts & Equipment)	4,584	63,168
ExpressJet Holdings, Inc. * (Airlines)	7,258	93,483
F.N.B. Corp. (Banks)	5,348	108,885
FBL Financial Group, Inc.—Class A (Insurance)	2,292	65,437
FelCor Lodging Trust, Inc. (Real Estate Investment Trust)	9,550	139,908
Ferro Corp. (Chemicals)	5,348	124,020
Fidelity Bankshares, Inc. (Savings & Loans)	2,674	114,340
Filenet Corp. * (Software)	6,876	177,126
Financial Federal Corp. * (Diversified Financial Services)	2,674	104,821
Finisar Corp. * (Telecommunications)	32,470	74,032
Finish Line, Inc.—Class A (Retail)	7,640	139,812
First BanCorp (Banks)	6,112	388,173
First Charter Corp. (Banks)	5,730	149,954
First Citizens BancShares, Inc.—Class A (Banks)	1,146	169,895
First Commonwealth Financial Corp. (Banks)	13,752	211,643
First Community Bancorp—Class A (Banks)	2,674	114,180
First Community Bancshares, Inc. (Banks)	1,910	68,913
First Financial Bancorp (Banks)	6,876	120,330
First Financial Bankshares, Inc. (Banks)	2,674	119,822
First Financial Corp. (Banks)	2,674	93,670
First Financial Holdings, Inc. (Savings & Loans)	2,292	75,040
First Health Group Corp. * (Commercial Services)	14,898	278,742
First Horizon Pharmaceutical Corp. * (Pharmaceuticals)	4,966	113,672
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	4,966	202,265
First Merchants Corp. (Banks)	3,820	108,106
First National Bancshares of Florida (Banks)	9,168	219,115
First Republic Bank (Banks)	2,674	141,722
FirstFed Financial Corp. * (Savings & Loans)	2,674	138,700
Fisher Communications, Inc. * (Media)	1,146	56,016
Florida East Coast Industries, Inc. (Transportation)	4,202	189,510
Flowers Foods, Inc. (Food)	6,112	193,017
Flushing Financial Corp. (Savings & Loans)	3,438	68,966
Forest Oil Corp. * (Oil & Gas)	4,966	157,522
Formfactor, Inc. * (Semiconductors)	5,348	145,145
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,056	129,147
Fred’s, Inc. (Retail)	7,640	132,936
Frontier Financial Corp. (Banks)	3,056	117,992
FTI Consulting, Inc. * (Commercial Services)	7,258	152,926
Fuller (H.B.) Co. (Chemicals)	4,966	141,581
Furniture Brands International, Inc. (Home Furnishings)	3,820	95,691
G & K Services, Inc. (Textiles)	3,438	149,278
Gables Residential Trust (Real Estate Investment Trust)	1,910	68,359
Gardner Denver, Inc. * (Machinery-Diversified)	3,438	124,765
Gartner Group, Inc. * (Commercial Services)	8,786	109,474
Gateway, Inc. * (Computers)	43,548	261,724
GATX Corp. (Trucking & Leasing)	4,202	124,211
Gaylord Entertainment Co. * (Lodging)	4,584	190,374
GenCorp, Inc. (Aerospace/Defense)	6,876	127,687
General Cable Corp. * (Electrical Components & Equipment)	7,640	105,814
General Communication, Inc.—Class A * (Telecommunications)	8,786	96,997
Genesee & Wyoming, Inc.—Class A * (Transportation)	3,056	85,965
Genesis Healthcare Corp. * (Healthcare-Services)	3,820	133,815
Gentiva Health Services, Inc. * (Healthcare-Services)	4,966	83,032
Geron Corp. * (Biotechnology)	8,786	70,024
Getty Realty Corp. (Real Estate Investment Trust)	3,438	98,774
Gibraltar Industries, Inc. (Iron/Steel)	4,584	108,274
Glacier Bancorp, Inc. (Banks)	4,966	169,043
Glatfelter (Forest Products & Paper)	5,730	87,554
Glimcher Realty Trust (Real Estate Investment Trust)	6,494	179,949
Global Industries, Ltd. * (Oil & Gas Services)	16,044	133,005

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Global Power Equipment Group, Inc. * (Machinery-Diversified)	6,494	$63,901
Golden Telecom, Inc. (Telecommunications)	2,674	70,647
Granite Construction, Inc. (Engineering & Construction)	3,056	81,290
Graphic Packaging Corp. * (Packaging & Containers)	12,988	93,514
Gray Television, Inc. (Media)	8,786	136,183
Greif Brothers Corp.—Class A (Packaging & Containers)	2,674	149,744
Grey Wolf, Inc. * (Oil & Gas)	36,672	193,261
Group 1 Automotive, Inc. * (Retail)	3,056	96,264
Guitar Center, Inc. * (Retail)	4,202	221,403
Gymboree Corp. * (Apparel)	6,112	78,356
Hancock Holding Co. (Banks)	5,348	178,944
Handelman Co. (Distribution/Wholesale)	4,584	98,464
Hanover Compressor Co. * (Oil & Gas Services)	9,168	129,544
Harbor Florida Bancshares, Inc. (Savings & Loans)	4,202	145,431
Harland (John H.) Co. (Household Products/Wares)	4,966	179,273
Harleysville National Corp. (Banks)	5,120	136,192
Harris Interactive, Inc. * (Internet)	9,550	75,445
Harvest Natural Resources, Inc. * (Oil & Gas)	6,876	118,749
Haverty Furniture Companies, Inc. (Retail)	3,820	70,670
Hayes Lemmerz International, Inc. * (Auto Parts & Equipment)	7,258	64,088
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	5,348	217,664
Heartland Express, Inc. (Transportation)	9,168	206,005
Hecla Mining Co. * (Mining)	23,302	135,851
HEICO Corp. (Aerospace/Defense)	3,820	86,294
Helmerich & Payne, Inc. (Oil & Gas)	6,112	208,052
Hibbett Sporting Goods, Inc. * (Retail)	4,584	121,980
Highland Hospitality Corp. (Real Estate Investment Trust)	6,876	77,286
Highwoods Properties, Inc. (Real Estate Investment Trust)	9,550	264,535
Hollinger International, Inc. (Media)	8,786	137,764
Holly Corp. (Oil & Gas)	3,820	106,463
Hologic, Inc. * (Healthcare-Products)	3,820	104,935
Home Properties Of New York, Inc. (Real Estate Investment Trust)	3,056	131,408
HomeStore, Inc. * (Internet)	18,718	56,716
Hooper Holmes, Inc. (Commercial Services)	11,078	65,582
Horace Mann Educators Corp. (Insurance)	7,258	138,483
Hot Topic, Inc. * (Retail)	9,550	164,165
Hudson River Bancorp, Inc. (Savings & Loans)	6,112	120,956
Human Genome Sciences, Inc. * (Biotechnology)	22,538	270,906
Hydril Co. * (Oil & Gas Services)	3,056	139,079
Hypercom Corp. * (Telecommunications)	9,932	58,797
IBERIABANK Corp. (Banks)	1,146	76,049
Identix, Inc. * (Electronics)	17,190	126,862
IDEX Corp. (Machinery-Diversified)	7,258	293,948
IDX Systems Corp. * (Software)	4,202	144,801
IHOP Corp. (Retail)	4,202	176,022
II-VI, Inc. (Electronics)	2,292	97,387
Imation Corp. (Computers)	6,112	194,545
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	6,876	155,879
Impax Laboratories, Inc. * (Pharmaceuticals)	9,550	151,654
Incyte Genomics, Inc. * (Biotechnology)	11,842	118,302
Independent Bank Corp.—Massachusetts (Banks)	3,056	103,140
Independent Bank Corp.—Michigan (Banks)	3,438	102,556
Infinity Property & Casualty Corp. (Insurance)	4,202	147,910
InFocus Corp. * (Computers)	7,640	69,982
Informatica Corp. * (Software)	16,808	136,481
infoUSA, Inc. * (Software)	6,112	68,393
InnKeepers U.S.A Trust (Real Estate Investment Trust)	6,494	92,215
Insight Communications Co., Inc. * (Media)	8,786	81,446
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	5,348	121,239
Integra Bank Corp. (Banks)	3,056	70,624
Integrated Device Technology, Inc. * (Semiconductors)	11,460	132,478
Integrated Silicon Solution, Inc. * (Semiconductors)	6,876	56,383
Interactive Data Corp. * (Commercial Services)	7,258	157,789
Interdigital Communications Corp. * (Telecommunications)	10,314	227,939
Interface, Inc.— Class A * (Office Furnishings)	8,786	87,596
Internet Capital Group, Inc. * (Internet)	7,640	68,760
Internet Security Systems, Inc. * (Internet)	7,258	168,749
InterVoice-Brite, Inc. * (Computers)	6,876	91,795
Interwoven, Inc. * (Internet)	8,022	87,279
Intrado, Inc. * (Telecommunications)	3,438	41,600
Intuitive Surgical, Inc. * (Healthcare-Products)	6,494	259,890
Invacare Corp. (Healthcare-Products)	4,584	212,056
Inverness Medical Innovation, Inc. * (Healthcare-Products)	2,674	67,117
Investors Real Estate Trust (Real Estate Investment Trust)	8,022	84,151
Iomega Corp. * (Computers)	9,932	55,023
Ionics, Inc. * (Environmental Control)	3,438	149,003
Ipass, Inc. * (Internet)	8,786	65,016
Ipayment, Inc. * (Commercial Services)	1,910	94,583
Irwin Financial Corp. (Banks)	3,438	97,605
ISIS Pharmaceuticals, Inc. * (Pharmaceuticals)	10,314	60,853
Jack in the Box, Inc. * (Retail)	3,438	126,759
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	14,898	129,613
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	4,966	109,799
Jarden Corp. * (Household Products/Wares)	4,584	199,129
JLG Industries, Inc. (Machinery-Construction & Mining)	7,640	149,973
Jo-Ann Stores, Inc. * (Retail)	3,820	105,203
Jones Lang LaSalle, Inc. * (Real Estate)	5,348	200,069
Journal Register Co. * (Media)	7,640	147,681
Joy Global, Inc. (Machinery-Construction & Mining)	9,550	414,757
K-V Pharmaceutical Co. * (Pharmaceuticals)	6,876	151,616
K2, Inc. * (Leisure Time)	6,112	97,059
Kadant, Inc. * (Machinery-Diversified)	2,674	54,817
Kansas City Southern Industries, Inc. * (Transportation)	7,640	135,457
Kaydon Corp. (Metal Fabricate/Hardware)	4,966	163,977
KCS Energy, Inc. * (Oil & Gas)	9,550	141,149
Keane, Inc. * (Software)	8,786	129,154
Kellwood Co. (Apparel)	3,820	131,790
Kelly Services, Inc.—Class A (Commercial Services)	3,438	103,759
Kennametal, Inc. (Hand/Machine Tools)	6,494	323,205
Kensey Nash Corp. * (Healthcare-Products)	1,910	65,952
Key Energy Group * (Oil & Gas Services)	15,280	180,304
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	3,056	71,052
KFx, Inc. * (Energy-Alternate Sources)	8,404	122,026
Kilroy Realty Corp. (Real Estate Investment Trust)	2,292	97,983
Kimball International, Inc.—Class B (Home Furnishings)	4,202	62,232
Kindred Healthcare, Inc. * (Healthcare-Services)	5,348	160,173
Kirby Corp. * (Transportation)	4,202	186,485
Knight Trading Group, Inc. * (Diversified Financial Services)	22,538	246,791
Knight Transportation, Inc. (Transportation)	7,258	179,998
Kopin Corp. * (Semiconductor)	13,752	53,220
Korn/Ferry International * (Commercial Services)	6,112	126,824
Kramont Realty Trust (Real Estate Investment Trust)	4,584	107,266
Kronos, Inc. * (Computers)	4,966	253,913
La Quinta Corp. * (Lodging)	36,672	333,347

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

La-Z-Boy, Inc. (Home Furnishings)	9,168	$140,911
LabOne, Inc. * (Healthcare-Services)	3,438	110,154
Labor Ready, Inc. * (Commercial Services)	6,876	116,342
Laclede Group, Inc. (Gas)	4,202	130,892
Laidlaw International * (Transportation)	17,190	367,866
Lancaster Colony Corp. (Miscellaneous Manufacturing)	5,348	229,269
Lance, Inc. (Food)	4,966	94,503
Landauer, Inc. (Commercial Services)	1,910	87,287
Landstar System, Inc. * (Transportation)	5,730	421,958
Lasalle Hotel Properties (Real Estate Investment Trust)	5,348	170,227
Lattice Semiconductor Corp. * (Semiconductors)	22,156	126,289
Lawson Software, Inc. * (Software)	10,696	73,482
Lennox International, Inc. (Building Materials)	8,022	163,248
Levitt Corp.—Class A (Home Builders)	3,056	93,422
Lexicon Genetics, Inc. * (Biotechnology)	12,224	94,797
Libbey, Inc. (Housewares)	2,674	59,390
Lifecell Corp. * (Biotechnology)	5,730	58,561
Ligand Pharmaceuticals, Inc.—Class B * (Pharmaceuticals)	13,752	160,073
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	6,494	224,303
Lindsay Manufacturing Co. (Machinery-Diversified)	2,292	59,317
Linens ’n Things, Inc. * (Retail)	4,584	113,683
Lionbridge Technologies, Inc. * (Internet)	9,168	61,609
Lithia Motors, Inc.—Class A (Retail)	2,674	71,717
Littelfuse, Inc. * (Electrical Components & Equipment)	4,202	143,541
LKQ Corp. * (Distribution/Wholesale)	2,674	53,667
LNR Property Corp. (Real Estate)	1,146	72,095
Longview Fibre Co. (Forest Products & Paper)	9,932	180,166
Luminex Corp. * (Healthcare-Products)	5,348	47,490
Lyondell Chemical Co. (Chemicals)	6,942	200,763
M/I Schottenstein Homes, Inc. (Home Builders)	1,910	105,260
Macdermid, Inc. (Chemicals)	5,348	193,063
Macrovision Corp. * (Entertainment)	8,404	216,151
Magellan Health Services, Inc. * (Healthcare-Services)	5,348	182,688
Magnum Hunter Resources, Inc. * (Oil & Gas)	12,224	157,690
Maguire Properties, Inc. (Real Estate Investment Trust)	5,730	157,346
Manitowoc Co. (Machinery-Diversified)	4,584	172,588
ManTech International Corp.—Class A * (Software)	3,438	81,618
Marcus Corp. (Lodging)	3,820	96,035
MarineMax, Inc. * (Retail)	2,292	68,210
MatrixOne, Inc. * (Internet)	9,550	62,553
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	6,494	238,979
Mattson Technology, Inc. * (Semiconductors)	7,640	86,026
Maverick Tube Corp. * (Oil & Gas Services)	2,674	81,022
Maximus, Inc. * (Commercial Services)	3,438	106,991
MB Financial, Inc. (Banks)	3,438	144,912
McDATA Corp.—Class A * (Computers)	22,920	136,603
McGrath Rentcorp (Commercial Services)	1,910	83,295
Medarex, Inc. * (Pharmaceuticals)	15,662	168,836
Mentor Corp. (Healthcare-Products)	8,022	270,663
Mercury Computer Systems, Inc. * (Computers)	4,202	124,715
MeriStar Hospitality Corp. * (Real Estate Investment Trust)	17,190	143,537
Metal Management, Inc. (Environmental Control)	3,438	92,379
Metals USA, Inc. * (Metal Fabricate/Hardware)	3,820	70,861
Methode Electronics, Inc.—Class A (Electronics)	6,876	88,357
MFA Mortgage Investments, Inc. (Real Estate Investment Trust)	13,370	117,923
MGE Energy, Inc. (Electric)	3,820	137,635
Micromuse, Inc. * (Software)	15,280	84,804
Micros Systems, Inc. * (Computers)	3,056	238,551
Mid-State Bancshares (Banks)	4,584	131,332
Mindspeed Technologies, Inc. * (Semiconductors)	19,482	54,160
Mine Safety Appliances Co. (Environmental Control)	4,202	213,041
Modine Manufacturing Co. (Auto Parts & Equipment)	4,584	154,802
Molina Healthcare, Inc. * (Healthcare-Services)	1,910	88,586
Monaco Coach Corp. (Home Builders)	4,584	94,293
Moog, Inc.—Class A * (Aerospace/Defense)	5,137	232,963
MPS Group, Inc. * (Commercial Services)	19,100	234,166
MTS Systems Corp. (Computers)	4,202	142,070
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,584	147,605
Myers Industries, Inc. (Miscellaneous Manufacturing)	4,202	53,786
Mykrolis Corp. * (Semiconductors)	8,022	113,672
Nabi Biopharmaceuticals * (Pharmaceuticals)	11,460	167,889
Nara Bancorp, Inc. (Banks)	3,438	73,126
National Financial Partners (Diversified Financial Services)	6,494	251,967
National Health Investors, Inc. (Real Estate Investment Trust)	4,584	133,761
National Penn Bancshares, Inc. (Banks)	5,730	158,721
National Western Life Insurance Co.—Class A * (Insurance)	382	63,645
Nationwide Health Properties, Inc. (Real Estate Investment Trust)	12,224	290,319
Navigant Consulting Co. * (Commercial Services)	8,786	233,708
NBT Bancorp, Inc. (Banks)	6,494	167,026
NCI Building Systems, Inc * (Building Materials)	3,438	128,925
NCO Group, Inc. * (Commercial Services)	5,348	138,246
NDCHealth Corp. (Software)	3,056	56,811
Newcastle Investment Corp.(Real Estate Investment Trust)	5,730	182,099
Newpark Resources, Inc. * (Oil & Gas Services)	16,426	84,594
NMS Communications Corp. * (Telecommunications)	9,168	57,850
North Pittsburgh Systems, Inc. (Telecommunications)	3,056	75,575
Northwest Airlines Corp.—Class A * (Airlines)	13,370	146,134
Northwest Bancorp, Inc. (Savings & Loans)	3,820	95,844
Northwest Natural Gas Co. (Gas)	5,348	180,442
NS Group, Inc. * (Metal Fabricate/Hardware)	3,438	95,576
Nu Skin Enterprises, Inc. (Retail)	9,550	242,378
Nuvelo, Inc. * (Pharmaceuticals)	5,730	56,441
Oceaneering International, Inc. * (Oil & Gas Services)	4,966	185,330
Octel Corp. (Chemicals)	2,292	47,697
Ocular Sciences, Inc. * (Healthcare-Products)	3,820	187,218
Ocwen Financial Corp. * (Savings & Loans)	7,640	73,038
Odyssey Healthcare, Inc. * (Healthcare-Services)	7,258	99,289
Offshore Logistics, Inc. * (Transportation)	3,820	124,035
Ohio Casualty Corp. * (Insurance)	11,842	274,852
Oil States International, Inc. * (Oil & Gas Services)	5,730	110,532
Old Dominion Freight Line, Inc. * (Transportation)	3,056	106,349
Old National Bancorp (Banks)	11,078	286,477
Old Second Bancorp, Inc. (Banks)	2,292	73,069
OM Group, Inc. * (Chemicals)	4,202	136,229
OMEGA Healthcare Investors, Inc. (Real Estate Investment Trust)	9,168	108,182
ON Semiconductor Corp. * (Semiconductors)	23,684	107,525
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,966	160,849
Open Solutions, Inc. * (Software)	2,292	59,500
Opsware, Inc. * (Internet)	9,932	72,901
OraSure Technologies, Inc. * (Healthcare-Products)	7,640	51,341
Orbital Sciences Corp. * (Aerospace/Defense)	8,404	99,419
Oriental Financial Group, Inc. (Banks)	3,745	106,021
OrthoLogic Corp. * (Healthcare-Products)	6,876	42,975
Oscient Pharmaceuticals Corp. * (Biotechnology)	11,842	43,223
Otter Tail Power Co. (Electric)	4,966	126,782
Overseas Shipholding Group, Inc. (Transportation)	1,910	105,432
Overstock.com, Inc. * (Internet)	2,292	158,148
Owens & Minor, Inc. (Distribution/Wholesale)	7,258	204,458
Oxford Industries, Inc. (Apparel)	2,674	110,436
P.F. Chang’s China Bistro, Inc. * (Retail)	3,056	172,206
Pacific Capital Bancorp (Banks)	8,786	298,636
Packeteer, Inc. * (Software)	6,494	93,838

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

PalmOne, Inc. * (Computers)	4,966	$156,677
Par Pharmaceutical Companies, Inc. * (Pharmaceuticals)	1,528	63,229
Parametric Technology Corp. *(Software)	52,334	308,247
PAREXEL International Corp. * (Commercial Services)	4,966	100,810
Park National Corp. (Banks)	2,370	321,135
Parker Drilling Co. * (Oil & Gas)	18,336	72,060
Paxar Corp. * (Electronics)	6,876	152,441
Payless ShoeSource, Inc. * (Retail)	11,842	145,657
Pediatrix Medical Group, Inc. * (Healthcare-Services)	3,820	244,670
Peet’s Coffee & Tea, Inc. * (Beverages)	2,292	60,669
Penn Virginia Corp. (Oil & Gas)	3,438	139,480
Pennsylvania REIT (Real Estate Investment Trust)	5,348	228,894
Pep Boys-Manny, Moe & Jack (Retail)	4,584	78,249
Per-Se Technologies, Inc. * (Software)	4,584	72,565
Perot Systems Corp.—Class A * (Computers)	14,898	238,815
Perrigo Co. (Pharmaceuticals)	11,842	204,511
PFF Bancorp, Inc. (Savings & Loans)	1,910	88,490
Pharmos Corp. * (Pharmaceuticals)	17,190	24,410
Philadelphia Consolidated Holding Corp. * (Insurance)	3,438	227,389
Pinnacle Entertainment, Inc. * (Entertainment)	6,876	136,007
Pixelworks, Inc. * (Semiconductors)	8,022	90,969
Plains Exploration & Production Co. * (Oil & Gas)	11,460	297,960
Plug Power, Inc. * (Energy-Alternate Sources)	9,550	58,351
PNM Resources, Inc. (Electric)	9,168	231,859
PolyOne Corp. * (Chemicals)	17,954	162,663
Post Properties, Inc. (Real Estate Investment Trust)	7,640	266,636
Powerwave Technologies, Inc. * (Telecommunications)	12,606	106,899
Prentiss Properties Trust (Real Estate Investment Trust)	5,730	218,886
Presidential Life Corp. (Insurance)	4,202	71,266
Price Communications Corp. * (Telecommunications)	6,876	127,825
PRIMEDIA, Inc. * (Media)	25,976	98,709
Primus Telecommunications Group, Inc. * (Telecommunications)	14,516	46,161
Priority Healthcare Corp.—Class B * (Pharmaceuticals)	5,730	124,742
PrivateBancorp, Inc. (Banks)	3,056	98,495
ProAssurance Corp. * (Insurance)	4,966	194,220
ProQuest Co. * (Internet)	4,584	136,145
Prosperity Bancshares, Inc. (Banks)	3,056	89,266
Provident Bankshares Corp. (Banks)	6,494	236,187
Provident Financial Services, Inc. (Savings & Loans)	10,696	207,183
Province Healthcare Co. * (Healthcare-Services)	8,786	196,367
PS Business Parks, Inc. (Real Estate Investment Trust)	2,292	103,369
PSS World Medical, Inc. * (Healthcare-Products)	13,370	167,326
Pulitzer, Inc. (Media)	1,528	99,091
Quanta Services, Inc. * (Commercial Services)	14,134	113,072
Quantum Corp. * (Computers)	35,144	92,077
R & G Financial Corp.—Class B (Banks)	4,966	193,078
RailAmerica, Inc. * (Transportation)	6,876	89,732
RAIT Investment Trust (Real Estate Investment Trust)	3,820	106,845
Ralcorp Holdings, Inc. (Food)	4,966	208,224
Range Resources Corp. (Oil & Gas)	13,370	273,550
RARE Hospitality International, Inc. * (Retail)	6,494	206,899
RC2 Corp. * (Toys/Games/Hobbies)	2,674	87,172
Reader’s Digest Association, Inc. (Media)	13,370	185,976
RealNetworks, Inc. * (Internet)	21,774	144,144
Realty Income Corp. (Real Estate Investment Trust)	4,966	251,180
Red Robin Gourmet Burgers, Inc. * (Retail)	2,292	122,553
Regal-Beloit Corp. (Hand/Machine Tools)	4,966	142,028
Reliance Steel & Aluminum Co. (Iron/Steel)	3,438	133,944
Revlon, Inc.—Class A * (Cosmetics/Personal Care)	28,650	65,895
RF Micro Devices, Inc. * (Telecommunications)	33,616	229,934
RLI Corp. (Insurance)	3,820	158,797
Rock-Tenn Co. (Forest Products & Paper)	5,730	86,867
Rogers Corp. * (Electronics)	3,056	131,714
RTI International Metals, Inc. * (Mining)	4,202	86,309
Ruddick Corp. (Food)	6,494	140,855
Russell Corp. (Apparel)	5,730	111,620
Ryan’s Restaurant Group, Inc. *(Retail)	8,404	129,590
Ryerson Tull, Inc. (Iron/Steel)	4,584	72,198
S & T Bancorp, Inc. (Banks)	4,584	172,771
S1 Corp. * (Internet)	13,752	124,593
Safeguard Scientifics, Inc. * (Software)	23,302	49,400
SafeNet, Inc. * (Telecommunications)	4,584	168,416
Saga Communications, Inc. * (Media)	3,056	51,494
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	6,876	120,949
Sandy Spring Bancorp, Inc. (Banks)	2,674	102,494
Sapient Corp. * (Internet)	15,280	120,865
Scansoft, Inc. * (Software)	15,662	65,624
ScanSource, Inc. * (Distribution/Wholesale)	2,292	142,471
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,292	77,813
SCP Pool Corp. (Distribution/Wholesale)	10,314	329,018
SEACOR SMIT, Inc. * (Oil & Gas Services)	3,056	163,190
Secure Computing Corp. * (Internet)	6,876	68,622
Select Comfort Corp. * (Retail)	6,494	116,502
Select Medical Corp. (Healthcare-Services)	15,280	268,927
Sensient Technologies Corp. (Chemicals)	8,404	201,612
Sequa Corp.—Class A * (Aerospace/Defense)	1,146	70,078
SERENA Software, Inc. * (Software)	4,966	107,464
Shaw Group, Inc. * (Engineering & Construction)	10,696	190,923
Shopko Stores, Inc. * (Retail)	5,730	107,036
Sierra Pacific Resources * (Electric)	20,628	216,594
Silgan Holdings, Inc. (Packaging & Containers)	2,292	139,720
Silicon Graphics, Inc. * (Computers)	51,188	88,555
Silicon Image, Inc. * (Semiconductors)	14,516	238,934
Silicon Storage Technology, Inc. * (Computers)	15,280	90,916
Siliconix, Inc. * (Semiconductors)	1,146	41,818
Simmons First National Corp.—Class A (Banks)	3,056	88,471
Simpson Manufacturing Co., Inc. (Building Materials)	6,876	239,972
Sinclair Broadcast Group, Inc.—Class A (Media)	8,786	80,919
Six Flags, Inc. * (Entertainment)	16,808	90,259
SkyWest, Inc. (Airlines)	11,460	229,888
Skyworks Solutions, Inc. * (Semiconductors)	25,594	241,352
SoftBrands, Inc. * (Software)	2	0
Sola International, Inc. * (Healthcare-Products)	5,348	147,284
Sonic Automotive, Inc. (Retail)	4,584	113,683
Sonic Solutions * (Electronics)	3,438	77,149
SonoSite, Inc. * (Healthcare-Products)	3,056	103,751
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	7,258	131,805
Southern Union Co. * (Gas)	7,089	169,994
Southwest Gas Corp. (Gas)	6,112	155,245
Southwestern Energy Co. * (Oil & Gas)	6,112	309,817
Spartech Corp. (Chemicals)	4,966	134,529
Speedway Motorsports, Inc. (Entertainment)	3,056	119,734
Spherion Corp. * (Commercial Services)	11,842	99,473
SRA International, Inc.—Class A * (Computers)	1,910	122,622
St.Mary Land & Exploration Co. (Oil & Gas)	4,966	207,281
Standard Microsystems Corp. * (Semiconductors)	3,438	61,300
Standex International Corp. (Miscellaneous Manufacturing)	2,292	65,299
StarTek, Inc. (Commercial Services)	2,292	65,207
State Auto Financial Corp. (Insurance)	2,674	69,123
STERIS Corp. * (Healthcare-Products)	8,786	208,404
Sterling Bancorp (Banks)	3,160	89,270
Sterling Bancshares, Inc. (Banks)	8,786	125,376
Sterling Financial Corp.—Pennsylvania (Banks)	4,081	117,002
Sterling Financial Corp.—Spokane * (Savings & Loans)	4,705	184,718

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Stewart & Stevenson Services, Inc. (Machinery-Diversified)	5,730	$115,918
Stewart Enterprises, Inc.—Class A * (Commercial Services)	21,010	146,860
Strayer Education, Inc. (Commercial Services)	2,674	293,577
Suffolk Bancorp (Banks)	2,292	79,830
Summit Properties, Inc. (Real Estate Investment Trust)	4,966	161,693
Superior Energy Services, Inc. * (Oil & Gas Services)	10,696	164,825
SureWest Communications (Telecommunications)	2,674	75,808
Susquehanna Bancshares, Inc. (Banks)	9,168	228,742
Swift Energy Co. * (Oil & Gas)	4,584	132,661
Sybron Dental Special, Inc. * (Healthcare-Products)	7,640	270,304
Sycamore Networks, Inc. * (Telecommunications)	33,998	138,032
Symmetricom, Inc. * (Telecommunications)	8,786	85,312
Take-Two Interactive Software, Inc. * (Software)	5,730	199,347
TALX Corp. (Computers)	2,674	68,962
Taubman Centers, Inc. (Real Estate Investment Trust)	8,404	251,700
Techne Corp. * (Healthcare-Products)	6,876	267,476
Technitrol, Inc. * (Electronics)	7,258	132,096
Tecumseh Products Co. (Machinery-Diversified)	3,056	146,077
Teledyne Technologies, Inc. * (Aerospace/Defense)	6,494	191,118
TeleTech Holdings, Inc. * (Commercial Services)	7,258	70,330
Telik, Inc. * (Biotechnology)	7,640	146,230
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	8,022	138,299
Terex Corp. * (Machinery—Construction & Mining)	5,348	254,832
Tesoro Petroleum Corp. * (Oil & Gas)	7,640	243,410
Tessera Technologies, Inc. * (Semiconductors)	4,584	170,571
Tetra Technologies, Inc. * (Oil & Gas Services)	4,202	118,917
Texas Industries, Inc. (Building Materials)	3,438	214,462
The Cato Corp.—Class A (Retail)	3,820	110,092
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	27,504	403,209
The Medicines Co. * (Pharmaceuticals)	8,786	253,036
The Men’s Wearhouse, Inc. * (Retail)	2,292	73,252
The Mosaic Co. * (Chemicals)	10,179	166,121
The Phoenix Companies, Inc. (Insurance)	17,190	214,875
The Steak n Shake Co. * (Retail)	4,584	92,047
The Stride Rite Corp. (Apparel)	7,640	85,339
Thomas Industries, Inc. (Machinery-Diversified)	2,674	106,746
Thor Industries, Inc. (Home Builders)	3,820	141,531
THQ, Inc. * (Software)	5,730	131,446
Tierone Corp. (Savings & Loans)	3,820	94,927
Titan Corp. * (Aerospace/Defense)	15,662	253,725
Toro Co. (Housewares)	1,528	124,302
Town & Country Trust (Real Estate Investment Trust)	3,438	94,992
Trammell Crow Co. * (Real Estate)	6,494	117,606
Transaction Systems Architect, Inc. * (Software)	7,258	144,071
Transkaryotic Therapies, Inc * (Biotechnology)	5,730	145,485
Transmeta Corp. * (Semiconductors)	29,032	47,322
Tredegar Corp. (Miscellaneous Manufacturing)	5,348	108,083
Triad Guaranty, Inc. * (Insurance)	1,910	115,517
Triarc Companies, Inc. (Retail)	6,876	84,300
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,438	117,167
TriQuint Semiconductor, Inc. * (Semiconductors)	26,740	118,993
Triumph Group, Inc. * (Aerospace/Defense)	3,056	120,712
TrustCo Bank Corp. NY (Banks)	14,516	200,176
Trustmark Corp. (Banks)	9,168	284,850
TTM Technologies, Inc. * (Electronics)	8,022	94,660
Tyler Technologies, Inc. * (Computers)	7,258	60,677
UbiquiTel, Inc. * (Telecommunications)	13,752	97,914
UICI (Insurance)	6,494	220,147
UIL Holdings Corp. (Electric)	1,910	97,983
UMB Financial Corp. (Banks)	3,056	173,153
Unit Corp. * (Oil & Gas)	4,202	160,558
United Auto Group, Inc. (Retail)	3,056	90,427
United Community Banks, Inc. (Banks)	5,730	154,309
United Community Financial Corp. (Savings & Loans)	5,348	59,898
United Fire & Casualty Co. (Insurance)	3,056	103,018
United Online, Inc. * (Internet)	10,314	118,920
United Rentals, Inc. * (Commercial Services)	3,438	64,978
United Surgical Partners International, Inc. * (Healthcare-Services)	5,348	223,012
Universal American Financial Corp. * (Insurance)	5,348	82,734
Universal Corp. (Agriculture)	4,584	219,299
Universal Forest Products, Inc. (Building Materials)	3,056	132,630
Universal Health Realty Income Trust (Real Estate Investment Trust)	2,292	73,642
Universal Technical Institute, Inc. * (Commercial Services)	2,674	101,933
Univest Corporation Of Pennsylvania (Banks)	1,528	70,319
Unizan Financial Corp. (Banks)	4,202	110,723
Unova, Inc. * (Machinery-Diversified)	9,550	241,520
URS Corp. * (Engineering & Construction)	3,438	110,360
Urstadt Biddle Properties—Class A (Real Estate Investment Trust)	4,202	71,644
USA Mobility, Inc. * (Telecommunications)	3,817	134,778
USEC, Inc. (Mining)	14,898	144,362
Vail Resorts, Inc. * (Entertainment)	3,820	85,644
Valeant Pharmaceuticals International (Pharmaceuticals)	8,786	231,511
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,674	67,144
ValueClick, Inc. * (Internet)	15,662	208,774
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,584	168,920
Vertex Pharmaceuticals, Inc. * (Biotechnology)	15,280	161,510
Viasys Healthcare, Inc. * (Healthcare-Products)	6,112	116,128
Vicor Corp. (Electrical Components & Equipment)	3,820	50,080
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	9,168	159,615
Vignette Corp. * (Internet)	56,536	78,585
Vintage Petroleum, Inc. (Oil & Gas)	5,730	130,014
Visteon Corp. (Auto Parts & Equipment)	17,572	171,678
VISX, Inc. * (Healthcare-Products)	3,056	79,059
Vitesse Semiconductor Corp. * (Semiconductors)	42,402	149,679
W-H Energy Services, Inc. * (Oil & Gas Services)	4,966	111,040
W.R. Grace & Co. * (Chemicals)	12,988	176,767
Wabtec Corp. (Machinery-Diversified)	6,876	146,596
Walter Industries, Inc. (Holding Companies-Diversified)	4,584	154,618
Washington (Real Estate Investment Trust)	7,640	258,767
Washington Trust Bancorp, Inc. (Banks)	2,674	78,375
Watsco, Inc. (Distribution/Wholesale)	4,202	147,994
Watson Wyatt & Company Holdings (Commercial Services)	6,494	175,013
Watts Industries, Inc.—Class A (Electronics)	4,202	135,472
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	8,786	156,918
WCI Communities, Inc. * (Home Builders)	3,056	89,846
webMethods, Inc. * (Internet)	9,168	66,101
Weis Markets, Inc. (Food)	2,292	88,402
Werner Enterprises, Inc. (Transportation)	8,022	181,618
Wesbanco, Inc. (Banks)	3,438	109,913
WESCO International, Inc. * (Distribution/Wholesale)	3,438	101,902
West Coast Bancorp (Banks)	3,056	77,653
West Pharmaceutical Services, Inc. (Healthcare-Products)	6,112	152,983
Westamerica Bancorporation (Banks)	4,584	267,293
Wild Oats Markets, Inc. * (Food)	6,112	53,847
Winn-Dixie Stores, Inc. (Food)	16,044	73,000
Winnebago Industries, Inc. (Home Builders)	3,820	149,209
Wintrust Financial Corp. (Banks)	3,820	217,587
WMS Industries, Inc. * (Leisure Time)	3,820	128,123
Wolverine World Wide, Inc. (Apparel)	7,258	228,046
Woodward Governor Co. (Electronics)	1,910	136,775

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

World Fuel Services Corp. (Retail)	1,910	$95,118
X-Rite, Inc. (Electronics)	4,202	67,274
Yankee Candle Co., Inc. * (Household Products/Wares)	5,730	190,121
Zenith National Insurance Corp. (Insurance)	1,528	76,156
Zoll Medical Corp. * (Healthcare-Products)	1,910	65,704
Zoran Corp. * (Semiconductors)	8,404	97,318
Zymogenetics, Inc. * (Pharmaceuticals)	3,820	87,860
TOTAL COMMON STOCKS
(Cost $96,660,473)		109,066,649

Repurchase Agreements (25.6%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $37,894,736 (Collateralized by $38,216,000 various U.S. Government Agency Obligations, 2.32%-4.875%, 9/30/05-12/3/07, market value $38,649,182)	$37,890,000	37,890,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,890,000)		37,890,000

TOTAL INVESTMENT SECURITIES
(Cost $134,550,473)—99.4%		146,956,649
Net other assets (liabilities)—0.6%		871,156

NET ASSETS—100.0%		$147,827,805

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $36,191,550)	111	$1,312,076

Futures Contracts Sold

E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $195,630)	3	749

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/28/05 (Underlying notional amount at value $3,515,959)	5,396	40,940
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $1,177,352)	1,807	252,781

*	Non-income producing security

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of December 31 2004:
Advertising	0.3%
Aerospace/Defense	1.5%
Agriculture	0.1%
Airlines	0.6%
Apparel	0.5%
Auto Parts & Equipment	0.9%
Banks	7.3%
Beverages	NM
Biotechnology	1.3%
Building Materials	0.9%
Chemicals	1.6%
Commercial Services	3.6%
Computers	2.3%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	0.6%
Electric	1.6%
Electrical Components & Equipment	0.3%
Electronics	1.7%
Energy–Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.3%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.4%
Hand/Machine Tools	0.7%
Healthcare-Products	2.6%
Healthcare-Services	1.8%
Holding Companies–Diversified	0.1%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.0%
Internet	2.4%
Investment Companies	0.1%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.6%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	1.4%
Media	1.0%
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.5%
Office Furnishings	0.1%
Oil& Gas	2.8%
Oil& Gas Services	1.1%
Packaging & Containers	0.5%
Pharmaceuticals	2.5%
Real Estate	0.3%
Real Estate Investment Trust	4.9%
Retail	3.6%
Savings & Loans	1.4%
Semiconductors	2.2%
Software	2.3%
Telecommunications	2.2%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Trucking and Leasing	0.1%
Water	0.1%
Other **	26.2%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $96,660,473)	$109,066,649
Repurchase agreements, at cost	37,890,000

Total Investments	146,956,649
Cash.	14,904
Segregated cash balances with brokers for futures contracts	1,996,987
Dividends and interest receivable	110,123
Receivable for investments sold	135,999
Unrealized appreciation on swap contracts	293,721
Prepaid expenses	514

Total Assets	149,508,897

Liabilities:
Payable for capital shares redeemed	1,265,286
Variation margin on futures contracts	111,302
Advisory fees payable	89,488
Management services fees payable	17,898
Administration fees payable	3,636
Administrative services fees payable	80,228
Distribution fees payable	80,228
Other accrued expenses	33,026

Total Liabilities	1,681,092

Net Assets	$147,827,805

Net Assets consist of:
Capital	$124,536,787
Accumulated net realized gains (losses) on investments	9,278,296
Net unrealized appreciation (depreciation) on investments	14,012,722

Net Assets .	$147,827,805

Shares of Beneficial Interest Outstanding	4,113,912

Net Asset Value (offering and redemption price per share)	$35.93

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$841,279
Interest	530,209

Total Investment Income	1,371,488

Expenses:
Advisory fees	874,527
Management services fees	174,907
Administration fees	38,644
Transfer agency fees	39,152
Administrative service fees	291,482
Distribution fees	291,509
Custody fees	58,697
Fund accounting fees	58,519
Other fees	54,992

Total Expenses.	1,882,429

Net Investment Income (Loss)	(510,941)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,073,558
Net realized gains (losses) on futures contracts	3,830,053
Net realized gains (losses) on swap agreements	2,497,059
Change in net unrealized appreciation/depreciation on investments	5,941,465

Net Realized and Unrealized Gains (Losses) on Investments	16,342,135

Change in Net Assets Resulting from Operations	$15,831,194

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(510,941)	$(315,344)
Net realized gains (losses) on investments	10,400,670	11,595,737
Change in net unrealized appreciation/depreciation on investments	5,941,465	8,241,792

Change in net assets resulting from operations	15,831,194	19,522,185

Distributions to Shareholders From:
Net realized gains on investments	(3,376,608)	—

Change in net assets resulting from distributions	(3,376,608)	—

Capital Transactions:
Proceeds from shares issued	322,048,784	317,214,802
Dividends reinvested	3,376,608	—
Cost of shares redeemed	(317,386,979)	(248,014,063)

Change in net assets resulting from capital transactions	8,038,413	69,200,739

Change in net assets	20,492,999	88,722,924

Net Assets:
Beginning of period	127,334,806	38,611,882

End of period	$147,827,805	$127,334,806

Accumulated net investment income (loss)	$—	$2

Share Transactions:
Issued	9,772,348	11,747,664
Reinvested	100,464	—
Redeemed	(9,785,966)	(9,464,090)

Change in shares	86,846	2,283,574

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period.	$31.62		$22.15		$28.56		$30.00

Investment Activities:
Net investment income (loss)	(0.14	) (b)	(0.14	) (b)	(0.16	) (b)	(0.10	) (b)
Net realized and unrealized gains (losses) on investments	5.37		9.61		(6.25)		(1.34)

Total income (loss) from investment activities	5.23		9.47		(6.41)		(1.44)

Distributions to Shareholders From:
Net realized gains on investments	(0.92)		—		—		—

Net Asset Value, End of Period	$35.93		$31.62		$22.15		$28.56

Total Return	16.74%		42.75%		(22.44)%		(4.80	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.61%		1.73%		1.97%		2.65%
Net expenses (d)	1.61%		1.73%		1.97%		2.25%
Net investment income (loss) (d)	(0.44)%		(0.52)%		(0.62)%		(0.53)%

Supplemental Data:
Net assets, end of period (000’s).	$147,828		$127,335		$38,612		$19,965
Portfolio turnover rate (e)	161%		189%		527%		2,627	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

22

ProFund VP OTC

The ProFund VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2004, the Fund had a total return of 8.53% 1, compared to a return of 10.75% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the first eight months of the year escalating oil prices, the conflict in Iraq, rising short-term interest rates and the presidential elections weighed on the market. The NASDAQ-100 then staged a year-end rally fueled by the recovery of technology stocks, which have a 39% weighting in the index. Internet and Mobile Telecommunication companies were among the best performers in 2004.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP OTC from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]
	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP OTC	8.53%	(0.75)%	(13.25)%
NASDAQ-100 Index	10.75%	1.13%	(11.52)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

23

PROFUNDS VP
ProFund VP OTC
Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP OTC seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index. For the year, the Fund achieved on average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	85%
Futures Contracts	15%

Total Exposure	100%
____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NASDAQ-100 - Composition
% of Index

Technology	39.29%
Communications	32.07%
Consumer, Non-Cyclical	15.03%
Consumer, Cyclical	10.23%
Industrial	2.74%
Basic Meterials	0.64%

Average Market Capitalization:	$19,823,796,690

PROFUNDS VP ProFund VP OTC	Schedule of Portfolio Investments December 31, 2004

Common Stocks (85.1%)
	Shares	Value

Adobe Systems, Inc. (Software)	23,360	$1,465,606
Altera Corp. * (Semiconductors)	52,195	1,080,437
Amazon.com, Inc. * (Internet)	27,010	1,196,273
American Power Conversion Corp. (Electrical Components & Equipment)	18,980	406,172
Amgen, Inc. * (Biotechnology)	58,765	3,769,775
Apollo Group, Inc.—Class A * (Commercial Services)	18,615	1,502,416
Apple Computer, Inc. * (Computers)	55,845	3,596,418
Applied Materials, Inc. * (Semiconductors)	87,235	1,491,719
ATI Technologies, Inc. * (Semiconductors)	24,455	474,182
Autodesk, Inc. (Software)	24,090	914,216
BEA Systems, Inc. * (Software)	37,230	329,858
Bed Bath & Beyond, Inc. * (Retail)	40,150	1,599,174
Biogen Idec, Inc. * (Biotechnology)	36,135	2,406,952
Biomet, Inc. (Healthcare-Products)	33,945	1,472,873
Broadcom Corp.—Class A * (Semiconductors)	24,455	789,407
C.H. Robinson Worldwide, Inc. (Transportation)	8,395	466,090
Career Education Corp. * (Commercial Services)	10,220	408,800
CDW Corp. (Distribution/Wholesale)	8,760	581,226
Check Point Software Technologies, Ltd. * (Internet)	25,185	620,307
Chiron Corp. * (Biotechnology)	25,915	863,747
Cintas Corp. (Textiles)	20,440	896,498
Cisco Systems, Inc. * (Telecommunications)	233,965	4,515,525
Citrix Systems, Inc. * (Software)	20,075	492,440
Cognizant Technology Solutions Corp. * (Computers)	12,775	540,766
Comcast Corp. —Special Class A * (Media)	94,535	3,146,125
Comverse Technology, Inc. * (Telecommunications)	20,440	499,758
Costco Wholesale Corp. (Retail)	24,455	1,183,867
Dell, Inc. * (Computers)	90,885	3,829,894
DENTSPLY International, Inc. (Healthcare-Products)	7,665	430,773
Dollar Tree Stores, Inc. * (Retail)	10,950	314,046
eBay, Inc. * (Internet)	49,275	5,729,696
EchoStar Communications Corp.—Class A (Media)	22,265	740,089
Electronic Arts, Inc. * (Software)	30,660	1,891,109
Ericsson * ADR (Telecommunications)	17,155	540,211
Expeditors International of Washington, Inc. (Transportation)	10,585	591,490
Express Scripts, Inc.—Class A * (Pharmaceuticals)	6,570	502,211
Fastenal Co. (Distribution/Wholesale)	7,300	449,388
Fiserv, Inc. * (Software)	24,455	982,846
Flextronics International, Ltd. * (Electronics)	60,225	832,309
Garmin, Ltd. (Electronics)	9,855	599,578
Genzyme Corp.—General Division * (Biotechnology)	28,470	1,653,253
Gilead Sciences, Inc. * (Pharmaceuticals)	42,340	1,481,476
Intel Corp. (Semiconductors)	220,095	5,148,021
InterActiveCorp * (Internet)	71,175	1,965,854
Intersil Corp.—Class A (Semiconductors)	14,965	250,514
Intuit, Inc. * (Software)	23,360	1,028,074
Invitrogen Corp. * (Biotechnology)	4,745	318,532
JDS Uniphase Corp. * (Telecommunications)	163,155	517,201
Juniper Networks, Inc. * (Telecommunications)	35,040	952,738
KLA -Tencor Corp. * (Semiconductors)	23,725	1,105,111
Kmart Holding Corp. * (Retail)	9,125	902,919
Lam Research Corp. * (Semiconductors)	13,870	400,982
Lamar Advertising Co. * (Advertising)	8,395	359,138
Level 3 Communications, Inc. * (Telecommunications)	67,160	227,672
Liberty Media International, Inc.—Class A * (Media)	17,520	809,950
Lincare Holdings, Inc. * (Healthcare-Services)	9,490	404,749
Linear Technology Corp. (Semiconductors)	40,880	1,584,509
Marvell Technology Group, Ltd. * (Semiconductors)	25,550	906,259
Maxim Integrated Products, Inc. (Semiconductors)	45,260	1,918,571
MCI, Inc. (Telecommunications)	34,310	691,690
MedImmune, Inc. * (Biotechnology)	26,645	722,346
Mercury Interactive Corp. * (Software)	8,760	399,018
Microchip Technology, Inc. (Semiconductors)	17,155	457,352
Microsoft Corp. (Software)	371,935	9,934,383
Millennium Pharmaceuticals, Inc. * (Biotechnology)	33,215	402,566
Molex, Inc. (Electrical Components & Equipment)	9,855	295,650
Network Appliance, Inc. * (Computers)	37,230	1,236,781
Nextel Communications, Inc.—Class A * (Telecommunications)	138,700	4,161,000
Novellus Systems, Inc. * (Semiconductors)	13,505	376,654
NTL, Inc. * (Telecommunications)	9,490	692,390
Oracle Corp. * (Software)	212,795	2,919,547
PACCAR, Inc. (Auto Manufacturers)	19,345	1,556,886
Patterson Dental Co. * (Healthcare-Products)	13,140	570,145
Paychex, Inc. (Commercial Services)	35,770	1,219,042
Petsmart, Inc. (Retail)	14,235	505,770
Pixar Animation Studios * (Software)	5,840	499,962
QLogic Corp. * (Semiconductors)	9,490	348,568
Qualcomm, Inc. (Telecommunications)	196,735	8,341,564
Research In Motion, Ltd. * (Computers)	18,615	1,534,248
Ross Stores, Inc. (Retail)	14,600	421,502
SanDisk Corp. * (Computers)	14,965	373,676
Sanmina-SCI Corp. * (Electronics)	55,480	469,916
Siebel Systems, Inc. * (Software)	59,130	620,865
Sigma-Aldrich Corp. (Chemicals)	6,570	397,222
Sirius Satellite Radio, Inc. * (Media)	136,145	1,041,509

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP OTC	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Smurfit-Stone Container Corp. * (Packaging & Containers)	24,820	$463,638
Staples, Inc. (Retail)	33,215	1,119,678
Starbucks Corp. * (Retail)	55,115	3,436,970
Sun Microsystems, Inc. * (Computers)	145,635	783,516
Symantec Corp. * (Internet)	73,000	1,880,480
Synopsys, Inc. * (Computers)	13,505	264,968
Tellabs, Inc. * (Telecommunications)	23,725	203,798
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	45,625	1,362,363
Verisign, Inc. * (Internet)	23,725	795,262
Veritas Software Corp. * (Software)	43,070	1,229,649
Whole Foods Market, Inc. (Food)	6,205	591,647
Wynn Resorts, Ltd. * (Lodging)	10,585	708,348
Xilinx, Inc. (Semiconductors)	45,990	1,363,604
XM Satellite Radio Holdings, Inc.—Class A * (Media)	21,170	796,415
Yahoo!, Inc. * (Internet)	65,700	2,475,576

TOTAL COMMON STOCKS (Cost $95,089,254)		133,745,954

Repurchase Agreements (14.5%)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $22,786,848 (Collateralized by $23,248,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $23,240,113)	$22,784,000	22,784,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,784,000)		22,784,000

TOTAL INVESTMENT SECURITIES (Cost $117,873,254)—99.6%		156,529,954
Net other assets (liabilities)—0.4%		613,751

NET ASSETS—100.0%		$157,143,705

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini NASDAQ Futures Contract expiring March 2005 (Underlying face amount at value $13,219,360)	406	$32,997
NASDAQ Futures Contract expiring March 2005 (Underlying face amount at value $11,063,600)	68	89,608

* Non-income producing security
ADR American Depositary Receipt
ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of December 31, 2004:
Advertising		0.2%
Auto Manufacturers		1.0%
Biotechnology		6.5%
Chemicals		0.3%
Commercial Services		2.0%
Computers		7.7%
Distribution/Wholesale		0.7%
Electrical Components & Equipment		0.4%
Electronics		1.2%
Food		0.4%
Healthcare-Products		1.6%
Healthcare-Services		0.3%
Internet		9.3%
Lodging		0.5%
Media		4.2%
Packaging & Containers		0.3%
Pharmaceuticals		2.1%
Retail		6.0%
Semiconductors		11.2%
Software		14.4%
Telecommunications		13.5%
Textiles		0.6%
Transportation		0.7%
Other **		14.9%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP OTC

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $95,089,254)	$133,745,954
Repurchase agreements, at cost	22,784,000

Total Investments	156,529,954
Cash	13,093
Segregated cash balances with brokers for futures contracts	2,878,997
Dividends and interest receivable	58,724
Receivable for capital shares issued	961
Prepaid expenses	499

Total Assets	159,482,228

Liabilities:
Payable for capital shares redeemed	2,063,042
Variation margin on futures contracts	27,142
Advisory fees payable	96,690
Management services fees payable	19,338
Administration fees payable	3,868
Administrative services fees payable	63,468
Distribution fees payable	31,739
Other accrued expenses	33,236

Total Liabilities	2,338,523

Net Assets	$157,143,705

Net Assets consist of:
Capital	$163,041,026
Accumulated net realized gains (losses) on investments	(44,676,626)
Net unrealized appreciation (depreciation) on investments	38,779,305

Net Assets	$157,143,705

Shares of Beneficial Interest Outstanding	9,550,027

Net Asset Value (offering and redemption price per share)	$16.45

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$1,269,314
Interest	54,452

Total Investment Income	1,323,766

Expenses:
Advisory fees	880,771
Management services fees	176,156
Administration fees	38,863
Transfer agency fees	39,919
Administrative service fees	587,447
Distribution fees	293,590
Custody fees	41,322
Fund accounting fees	54,096
Other fees	60,490
Recoupment of prior expenses reimbursed by the Advisor	27,011

Total Expenses	2,199,665

Net Investment Income (Loss)	(875,899)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,296,951
Net realized gains (losses) on futures contracts	665,944
Change in net unrealized appreciation/depreciation on investments	(2,861,669)

Net Realized and Unrealized Gains (Losses) on Investments	2,101,226

Change in Net Assets Resulting from Operations	$1,225,327

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP OTC

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(875,899)	$(1,849,891)
Net realized gains (losses) on investments	4,962,895	1,639,273
Change in net unrealized appreciation/depreciation on investments	(2,861,669)	38,631,467

Change in net assets resulting from operations	1,225,327	38,420,849

Distributions to Shareholders From:
Net realized gains on investments	(4,161,155)	—

Change in net assets resulting from distributions	(4,161,155)	—

Capital Transactions:
Proceeds from shares issued	869,073,576	786,092,747
Dividends reinvested	4,161,155	—
Cost of shares redeemed	(867,158,341)	(746,760,017)

Change in net assets resulting from capital transactions	6,076,390	39,332,730

Change in net assets	3,140,562	77,753,579
Net Assets:
Beginning of period	154,003,143	76,249,564

End of period	$157,143,705	$154,003,143

Share Transactions:
Issued	55,447,672	60,341,194
Reinvested	269,854	—
Redeemed	(55,923,469)	(57,668,702)

Change in shares	(205,943)	2,672,492

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP OTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22,2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$15.79		$10.76		$17.53		$30.00

Investment Activities:
Net investment income (loss)	(0.12	) (b)	(0.22	) (b)	(0.23	) (b)	(0.27	) (b)
Net realized and unrealized gains (losses) on investments	1.42		5.25		(6.54)		(12.20)

Total income (loss) from investment activities	1.30		5.03		(6.77)		(12.47)

Distributions to Shareholders From:
Net realized gains on investments	(0.64)		—		—		—

Net Asset Value, End of Period	$16.45		$15.79		$10.76		$17.53

Total Return	8.53%		46.75%		(38.62)%		(41.57	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.87%		1.95%		2.03%		1.91%
Net expenses (d)	1.87%		1.95%		1.98%		1.91%
Net investment income (loss) (d)	(0.75)%		(1.68)%		(1.75)%		(1.61)%

Supplemental Data:
Net assets, end of period (000’s)	$157,144		$154,003		$76,250		$70,774
Portfolio turnover rate (e)	540%		510%		534%		918	% (c)

(a) Commencement of operations
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.

(e)     Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28

ProFund VP Large-Cap Value

The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Value Index. For the period ended December 31, 2004, the Fund had a total return of 11.60% 1, compared to a return of 13.78% 2 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date.

As in 2003, this large cap value index benefited from its value bias, yet was held back by its large cap tilt in 2004. Value stocks outperformed growth stocks across the capitalization spectrum, but particularly so in the large cap segment of the market. Smaller cap stocks outperformed large cap stocks as they continued to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 to December 31, 2004 assuming the reinvestment of distributions.

Aggregate Total Return as of 12/31/04[1]

Since Inception (5/3/04)
ProFund VP Large-Cap Value	11.60%
S&P 500/BARRA Value Index	13.78%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

29

PROFUNDS VP
ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Value Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	72%

Total Exposure	72%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500/BARRA Value - Composition
% of Index

Financial	38.86%
Communications	14.10%
Consumer, Non-cyclical	10.13%
Industrial	8.39%
Consumer, Cyclical	7.09%
Energy	6.82%
Technology	6.00%
Utilities	5.32%
Basic Materials	3.29%

Average Market Capitalization:	$17,624,288,660

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2004

Common Stocks (71.7%)
	Shares	Value

ACE, Ltd. (Insurance)	176	$7,524
ADC Telecommunications, Inc. * (Telecommunications)	506	1,356
Advanced Micro Devices, Inc. * (Semiconductors)	242	5,329
Aetna, Inc. (Healthcare-Services)	88	10,978
Affiliated Computer Services, Inc.—Class A * (Computers)	88	5,297
AFLAC, Inc. (Insurance)	308	12,271
Agilent Technologies, Inc. * (Electronics)	308	7,423
Air Products & Chemicals, Inc. (Chemicals)	132	7,652
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	66	3,206
Albertson’s, Inc. (Food)	220	5,254
Alcoa, Inc. (Mining)	550	17,281
Allegheny Energy, Inc. * (Electric)	88	1,734
Allied Waste Industries, Inc. * (Environmental Control)	198	1,837
Allstate Corp. (Insurance)	418	21,619
Alltel Corp. (Telecommunications)	198	11,634
Ambac Financial Group, Inc. (Insurance)	66	5,421
Amerada Hess Corp. (Oil & Gas)	66	5,437
Ameren Corp. (Electric)	132	6,618
American Electric Power, Inc. (Electric)	242	8,310
American International Group, Inc. (Insurance)	1,628	106,910
American Power Conversion Corp. (Electrical Components & Equipment)	110	2,354
AmerisourceBergen Corp. (Pharmaceuticals)	66	3,873
AmSouth Bancorp (Banks)	220	5,698
Anadarko Petroleum Corp. (Oil & Gas)	154	9,981
Andrew Corp. * (Telecommunications)	110	1,499
AON Corp. (Insurance)	198	4,724
Apache Corp. (Oil & Gas)	198	10,013
Apartment Investment and Management Co.— Class A (Real Estate Investment Trust)	66	2,544
Applera Corp.—Applied Biosystems Group (Electronics)	132	2,760
Applied Materials, Inc. * (Semiconductors)	1,056	18,058
Applied Micro Circuits Corp. * (Semiconductors)	198	834
Archer-Daniels-Midland Co. (Agriculture)	418	9,325
Archstone-Smith Trust (Real Estate Investment Trust)	132	5,056
Ashland, Inc. (Chemicals)	44	2,569
AT&T Corp. (Telecommunications)	506	9,644
AutoNation, Inc. * (Retail)	154	2,958
Bank of America Corp. (Banks)	2,508	117,851
Bank of New York Co., Inc. (Banks)	484	16,175
Bausch & Lomb, Inc. (Healthcare-Products)	44	2,836
BB&T Corp. (Banks)	352	14,802
Bear Stearns Cos., Inc. (Diversified Financial Services)	66	6,752
BellSouth Corp. (Telecommunications)	1,144	31,792
Bemis Co., Inc. (Packaging & Containers)	66	1,920
Big Lots, Inc. * (Retail)	66	801
Biogen Idec, Inc. * (Biotechnology)	198	13,189
BMC Software, Inc. * (Software)	132	2,455
Brunswick Corp. (Leisure Time)	66	3,267
Burlington Northern Santa Fe Corp. (Transportation)	242	11,449
Burlington Resources, Inc. (Oil & Gas)	242	10,527
Calpine Corp. * (Electric)	330	1,300
Capital One Financial Corp. (Diversified Financial Services)	154	12,968
Cardinal Health, Inc. (Pharmaceuticals)	264	15,351
Caremark Rx, Inc. * (Pharmaceuticals)	286	11,277
Carnival Corp. (Leisure Time)	396	22,822
Cendant Corp. (Commercial Services)	660	15,431
Centex Corp. (Home Builders)	88	5,243
CenturyTel, Inc. (Telecommunications)	88	3,121
ChevronTexaco Corp. (Oil & Gas)	1,320	69,313
Chiron Corp. * (Biotechnology)	110	3,666
Chubb Corp. (Insurance)	110	8,459
CIENA Corp. * (Telecommunications)	352	1,176
CIGNA Corp. (Insurance)	88	7,178
Cincinnati Financial Corp. (Insurance)	110	4,869
Cinergy Corp. (Electric)	110	4,579
Circuit City Stores, Inc. (Retail)	132	2,064
CIT Group, Inc. (Diversified Financial Services)	132	6,048
Citigroup, Inc. (Diversified Financial Services)	3,234	155,815
Citizens Communications Co. (Telecommunications)	220	3,034
Clear Channel Communications, Inc. (Media)	352	11,788
CMS Energy Corp. * (Electric)	132	1,379
Coca-Cola Enterprises, Inc. (Beverages)	286	5,963
Comcast Corp.—Special Class A * (Media)	1,386	46,126
Comerica, Inc. (Banks)	110	6,712
Compass Bancshares, Inc. (Banks)	66	3,212
Computer Sciences Corp. * (Computers)	110	6,201
Compuware Corp. * (Software)	242	1,566
Comverse Technology, Inc. * (Telecommunications)	132	3,227
ConAgra Foods, Inc. (Food)	330	9,719
ConocoPhillips (Oil & Gas)	440	38,205

See accompanying notes to the financial statements.

30

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2004

Common Stocks, continued
	Shares	Value

Consolidated Edison, Inc. (Electric)	154	$6,738
Constellation Energy Group, Inc. (Electric)	110	4,808
Convergys Corp. * (Commercial Services)	88	1,319
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	66	4,481
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	44	948
Coors (Adolph) Co.— Class B (Beverages)	22	1,665
Costco Wholesale Corp. (Retail)	286	13,846
Countrywide Credit Industries, Inc. (Diversified Financial Services)	352	13,028
CSX Corp. (Transportation)	132	5,291
Cummins, Inc. (Machinery-Diversified)	22	1,843
CVS Corp. (Retail)	242	10,908
Dana Corp. (Auto Parts & Equipment)	88	1,525
Darden Restaurants, Inc. (Retail)	88	2,441
Deere & Co. (Machinery-Diversified)	154	11,458
Delphi Corp. (Auto Parts & Equipment)	352	3,175
Devon Energy Corp. (Oil & Gas)	308	11,987
Dillards, Inc.—Class A (Retail)	44	1,182
Dominion Resources, Inc. (Electric)	198	13,413
Donnelley (R.R.) & Sons Co. (Commercial Services)	132	4,658
Dover Corp. (Miscellaneous Manufacturing)	132	5,536
DTE Energy Co. (Electric)	110	4,744
Duke Energy Corp. (Electric)	594	15,046
Dynegy, Inc.—Class A * (Pipelines)	242	1,118
E *TRADE Financial Corp. * (Diversified Financial Services)	242	3618
Eastman Chemical Co. (Chemicals)	44	2,540
Eastman Kodak Co. (Miscellaneous Manufacturing)	176	5,676
Eaton Corp. (Miscellaneous Manufacturing)	88	6,368
Edison International (Electric)	198	6,342
El Paso Corp. (Pipelines)	396	4,118
Electronic Data Systems Corp. (Computers)	330	7,623
EMC Corp. * (Computers)	1,496	22,246
Engelhard Corp. (Chemicals)	66	2,024
Entergy Corp. (Electric)	132	8,922
EOG Resources, Inc. (Oil & Gas)	66	4,710
Equity Office Properties Trust (Real Estate Investment Trust)	242	7,046
Equity Residential Properties Trust (Real Estate Investment Trust)	176	6,368
Exelon Corp. (Electric)	418	18,422
Fannie Mae (Diversified Financial Services)	594	42,299
Federated Department Stores, Inc. (Retail)	110	6,357
FedEx Corp. (Transportation)	198	19,500
Fifth Third Bancorp (Banks)	352	16,643
First Horizon National Corp. (Banks)	66	2,845
FirstEnergy Corp. (Electric)	198	7,823
Fiserv, Inc. * (Software)	132	5,305
Fisher Scientific International, Inc. * (Electronics)	66	4,117
Ford Motor Co. (Auto Manufacturers)	1,144	16,748
FPL Group, Inc. (Electric)	110	8,223
Franklin Resources, Inc. (Diversified Financial Services)	154	10,726
Freddie Mac (Diversified Financial Services)	440	32,428
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	242	4,443
Gannett Co., Inc. (Media)	154	12,582
General Dynamics Corp. (Aerospace/Defense)	132	13,808
General Mills, Inc. (Food)	220	10,935
General Motors Corp. (Auto Manufacturers)	352	14,101
Genuine Parts Co. (Distribution/Wholesale)	110	4,847
Georgia Pacific Corp. (Forest Products & Paper)	154	5,772
Golden West Financial Corp. (Savings & Loans)	198	12,161
Goldman Sachs Group, Inc. (Diversified Financial Services)	308	32,044
Goodrich Corp. (Aerospace/Defense)	66	2,154
Grainger (W.W.), Inc. (Distribution/Wholesale)	66	4,397
Great Lakes Chemical Corp. (Chemicals)	22	627
Hartford Financial Services Group, Inc. (Insurance)	176	12,199
Hasbro, Inc. (Toys/Games/Hobbies)	110	2,132
HCA, Inc. (Healthcare-Services)	264	10,549
Health Management Assoc., Inc.—Class A (Healthcare-Services)	154	3,499
Hewlett-Packard Co. (Computers)	1,892	39,674
Hilton Hotels Corp. (Lodging)	242	5,503
Honeywell International, Inc. (Miscellaneous Manufacturing)	528	18,696
Humana, Inc. * (Healthcare-Services)	110	3,266
Huntington Bancshares, Inc. (Banks)	154	3,816
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	110	8,833
International Paper Co. (Forest Products & Paper)	308	12,936
Interpublic Group of Companies, Inc. * (Advertising)	264	3,538
ITT Industries, Inc. (Miscellaneous Manufacturing)	66	5,574
J.P. Morgan Chase & Co. (Diversified Financial Services)	2,221	86,641
Jabil Circuit, Inc. * (Electronics)	132	3,377
Janus Capital Group, Inc. (Diversified Financial Services)	154	2,589
JDS Uniphase Corp. * (Telecommunications)	902	2,859
Jefferson-Pilot Corp. (Insurance)	88	4,572
Johnson Controls, Inc. (Auto Parts & Equipment)	110	6,978
Jones Apparel Group, Inc. (Apparel)	66	2,414
KB Home (Home Builders)	22	2,297
Kerr-McGee Corp. (Oil & Gas)	88	5,086
KeyCorp (Banks)	264	8,950
KeySpan Corp. (Gas)	110	4,340
Kinder Morgan, Inc. (Pipelines)	88	6,436
King Pharmaceuticals, Inc. * (Pharmaceuticals)	154	1,910
KLA -Tencor Corp. * (Semiconductors)	132	6,149
Kohls Corp. * (Retail)	220	10,817
Kroger Co. * (Food)	462	8,103
L-3 Communications Holdings, Inc. (Aerospace/Defense)	66	4,834
Laboratory Corporation of America Holdings * (Healthcare-Services)	88	4,384
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	110	3,127
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	176	15,396
Limited, Inc. (Retail)	264	6,077
Lincoln National Corp. (Insurance)	110	5,135
Liz Claiborne, Inc. (Apparel)	66	2,786
Loews Corp. (Insurance)	110	7,733
Louisiana-Pacific Corp. (Forest Products & Paper)	66	1,765
LSI Logic Corp. * (Semiconductors)	242	1,326
M&T Bank Corp. (Banks)	66	7,117
Manor Care, Inc. (Healthcare-Services)	44	1,559
Marathon Oil Corp. (Oil & Gas)	220	8,274
Marsh & McLennan Companies, Inc. (Insurance)	330	10,857
Marshall & Ilsley Corp. (Banks)	132	5,834
Masco Corp. (Building Materials)	286	10,448
May Department Stores Co. (Retail)	176	5,174
MBIA, Inc. (Insurance)	88	5,569
MBNA Corp. (Diversified Financial Services)	792	22,326
McDonald’s Corp. (Retail)	792	25,393
McKesson Corp. (Commercial Services)	176	5,537
Meadwestvaco Corp. (Forest Products & Paper)	132	4,473
Medco Health Solutions, Inc. * (Pharmaceuticals)	176	7,322
Mellon Financial Corp. (Banks)	264	8,213
Merrill Lynch & Co., Inc. (Diversified Financial Services)	572	34,188
MetLife, Inc. (Insurance)	462	18,716
MGIC Investment Corp. (Insurance)	66	4,548
Micron Technology, Inc. * (Semiconductors)	374	4,619

See accompanying notes to the financial statements.

31

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2004

Common Stocks, continued
	Shares	Value

Molex, Inc. (Electrical Components & Equipment)	110	$3,300
Monsanto Co. (Agriculture)	154	8,555
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	682	37,865
Motorola, Inc. (Telecommunications)	1,518	26,110
Mylan Laboratories, Inc. (Pharmaceuticals)	176	3,112
Nabors Industries, Ltd. * (Oil & Gas)	88	4,514
National City Corp. (Banks)	418	15,696
National Semiconductor Corp. (Semiconductors)	220	3,949
NCR Corp. * (Computers)	66	4,569
Newmont Mining Corp. (Mining)	286	12,701
News Corp.—Class A (Media)	1,628	30,378
NICOR, Inc. (Gas)	22	813
NiSource, Inc. (Electric)	176	4,009
Noble Corp. * (Oil & Gas)	88	4,377
Nordstrom, Inc. (Retail)	88	4,112
Norfolk Southern Corp. (Transportation)	242	8,758
North Fork Bancorp, Inc. (Banks)	286	8,251
Northern Trust Corp. (Banks)	132	6,413
Northrop Grumman Corp. (Aerospace/Defense)	220	11,959
Novell, Inc. * (Software)	242	1,634
Novellus Systems, Inc. * (Semiconductors)	88	2,454
Nucor Corp. (Iron/Steel)	110	5,757
NVIDIA Corp. * (Semiconductors)	110	2,592
Occidental Petroleum Corp. (Oil & Gas)	242	14,123
Office Depot, Inc. * (Retail)	198	3,437
OfficeMax, Inc. (Retail)	44	1,381
Pall Corp. (Miscellaneous Manufacturing)	88	2,548
Parker Hannifin Corp. (Miscellaneous Manufacturing)	66	4,999
Penney (J.C.) Co. (Retail)	176	7,286
Peoples Energy Corp. (Gas)	22	967
PerkinElmer, Inc. (Electronics)	88	1,979
Pfizer, Inc. (Pharmaceuticals)	4,686	126,006
PG&E Corp. * (Electric)	242	8,054
Phelps Dodge Corp. (Mining)	66	6,529
Pinnacle West Capital Corp. (Electric)	66	2,931
Plum Creek Timber Company, Inc. (Forest Products & Paper)	110	4,228
PNC Financial Services Group (Banks)	176	10,109
Power-One, Inc. * (Electrical Components & Equipment)	44	392
PPG Industries, Inc. (Chemicals)	110	7,498
PPL Corp. (Electric)	110	5,861
Principal Financial Group, Inc. (Insurance)	198	8,106
Progress Energy, Inc. (Electric)	154	6,967
Progressive Corp. (Insurance)	132	11,199
Prologis (Real Estate Investment Trust)	110	4,766
Providian Financial Corp. * (Diversified Financial Services)	176	2,899
Prudential Financial, Inc. (Insurance)	330	18,137
Public Service Enterprise Group, Inc. (Electric)	154	7,973
Pulte Homes, Inc. (Home Builders)	88	5,614
Raytheon Co. (Aerospace/Defense)	286	11,105
Reebok International, Ltd. (Apparel)	44	1,936
Regions Financial Corp. (Banks)	286	10,179
Reynolds American, Inc. (Agriculture)	88	6,917
Rohm & Haas Co. (Chemicals)	132	5,838
Rowan Companies, Inc. * (Oil & Gas)	66	1,709
Ryder System, Inc. (Transportation)	44	2,102
Sabre Holdings Corp. (Leisure Time)	88	1,950
SAFECO Corp. (Insurance)	88	4,597
Safeway, Inc. * (Food)	286	5,646
Sanmina-SCI Corp. * (Electronics)	330	2,795
SBC Communications, Inc. (Telecommunications)	2,068	53,293
Schwab (Charles) Corp. (Diversified Financial Services)	836	9,999
Scientific-Atlanta, Inc. (Telecommunications)	88	2,905
Sears, Roebuck & Co. (Retail)	132	6,736
Sempra Energy (Gas)	154	5,648
Siebel Systems, Inc. * (Software)	308	3,234
Snap-on, Inc. (Hand/Machine Tools)	44	1,512
Solectron Corp. * (Electronics)	616	3,283
Southern Co. (Electric)	462	15,486
Southwest Airlines Co. (Airlines)	484	7,879
Sovereign Bancorp, Inc. (Savings & Loans)	220	4,961
Sprint Corp. (FON Group) (Telecommunications)	924	22,961
St. Paul Companies, Inc. (Insurance)	418	15,495
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	132	7,709
State Street Corp. (Banks)	198	9,726
Sun Microsystems, Inc. * (Computers)	2,090	11,244
SunGard Data Systems, Inc. * (Computers)	176	4,986
Sunoco, Inc. (Oil & Gas)	44	3,595
SunTrust Banks, Inc. (Banks)	242	17,879
SuperValu, Inc. (Food)	88	3,038
Synovus Financial Corp. (Banks)	198	5,659
TECO Energy, Inc. (Electric)	132	2,025
Tektronix, Inc. (Electronics)	66	1,994
Tellabs, Inc. * (Telecommunications)	286	2,457
Temple-Inland, Inc. (Forest Products & Paper)	44	3,010
Tenet Healthcare Corp. * (Healthcare-Services)	286	3,140
Teradyne, Inc. * (Semiconductors)	132	2,253
Texas Instruments, Inc. (Semiconductors)	1,078	26,539
Textron, Inc. (Miscellaneous Manufacturing)	88	6,494
Thermo Electron Corp. * (Electronics)	110	3,321
Tiffany & Co. (Retail)	88	2,813
Time Warner, Inc. * (Media)	2,860	55,599
Torchmark Corp. (Insurance)	66	3,771
Toys R Us, Inc. * (Retail)	132	2,702
Transocean Sedco Forex, Inc. * (Oil & Gas)	198	8,393
Tribune Co. (Media)	198	8,344
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,254	44,818
U.S. Bancorp (Banks)	1,166	36,519
Union Pacific Corp. (Transportation)	154	10,357
Unisys Corp. * (Computers)	220	2,240
United States Steel Corp. (Iron/Steel)	66	3,383
Univision Communications, Inc.— Class A * (Media)	198	5,795
Unocal Corp. (Oil & Gas)	154	6,659
UnumProvident Corp. (Insurance)	176	3,157
Valero Energy Corp. (Oil & Gas)	154	6,992
Veritas Software Corp. * (Software)	264	7,537
Verizon Communications, Inc. (Telecommunications)	1,716	69,516
V. F. Corp. (Apparel)	66	3,655
Viacom, Inc.—Class B (Media)	1,056	38,428
Visteon Corp. (Auto Parts & Equipment)	88	860
Vulcan Materials Co. (Building Materials)	66	3,604
Wachovia Corp. (Banks)	990	52,074
Walt Disney Co. (Media)	1,276	35,473
Washington Mutual, Inc. (Savings & Loans)	550	23,254
Waste Management, Inc. (Environmental Control)	352	10,539
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	66	2,165
WellPoint Health Networks, Inc. * (Healthcare-Services)	176	20,241
Wells Fargo & Co. (Banks)	1,056	65,630
Wendy’s International, Inc. (Retail)	66	2,591
Weyerhaeuser Co. (Forest Products & Paper)	154	10,352
Whirlpool Corp. (Home Furnishings)	44	3,045
Williams Companies, Inc. (Pipelines)	352	5,734
Xcel Energy, Inc. (Electric)	242	4,404
Xerox Corp. * (Office/Business Equipment)	594	10,104
XL Capital, Ltd.— Class A (Insurance)	88	6,833
Zions Bancorp (Banks)	66	4,490

TOTAL COMMON STOCKS
(Cost $3,417,767)		3,532,311

See accompanying notes to the financial statements.

32

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2004

Repurchase Agreements (13.6%)
	Principal Amount	Value

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $669,084 (Collateralized by $686,000 Federal Home Loan Bank, 2.125%, 11/15/05, market value $683,233)	$669,000	$669,000

TOTAL REPURCHASE AGREEMENTS
(Cost $669,000)		669,000

TOTAL INVESTMENT SECURITIES
(Cost $4,086,767)—85.3%		4,201,311
Net other assets (liabilities)—14.7%		720,771

NET ASSETS—100.0%		$4,922,082

*	Non-income producing security

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Advertising	0.1%
Aerospace/Defense	0.9%
Agriculture	0.5%
Airlines	0.2%
Apparel	0.2%
Auto Manufacturers	0.6%
Auto Parts & Equipment	0.3%
Banks	9.2%
Beverages	0.2%
Biotechnology	0.3%
Building Materials	0.3%
Chemicals	0.6%
Commercial Services	0.5%
Computers	2.1%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	10.7%
Electric	3.6%
Electrical Components & Equipment	0.1%
Electronics	0.6%
Environmental Control	0.3%
Food	0.9%
Forest Products & Paper	0.9%
Gas	0.2%
Hand/Machine Tools	NM
Healthcare-Products	0.1%
Healthcare-Services	1.2%
Home Builders	0.3%
Home Furnishings	0.1%
Insurance	6.4%
Iron/Steel	0.2%
Leisure Time	0.6%
Lodging	0.3%
Machinery-Diversified	0.3%
Media	5.0%
Mining	0.7%
Miscellaneous Manufacturing	2.4%
Office/Business Equipment	0.2%
Oil & Gas	4.5%
Packaging & Containers	NM
Pharmaceuticals	3.5%
Pipelines	0.4%
Real Estate Investment Trust	0.5%
Retail	2.4%
Savings & Loans	0.8%
Semiconductors	1.6%
Software	0.4%
Telecommunications	5.0%
Toys/Games/Hobbies	NM
Transportation	1.2%
Other **	28.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

33

PROFUNDS VP
ProFund VP Large-Cap Value

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value
(cost $3,417,767)	$3,532,311
Repurchase agreements, at cost	669,000

Total Investments	4,201,311
Cash	3,623
Dividends and interest receivable	3,966
Receivable for investments sold	1,283,810
Prepaid expenses	1,779

Total Assets	5,494,489

Liabilities:
Payable for capital shares redeemed	559,685
Advisory fees payable	2,085
Management services fees payable	417
Administration fees payable	110
Administrative services fees payable	1,831
Distribution fees payable	1,755
Other accrued expenses	6,524

Total Liabilities	572,407

Net Assets	$4,922,082

Net Assets consist of:
Capital	$4,657,313
Accumulated net investment income (loss)	373
Accumulated net realized gains (losses) on investments	149,852
Net unrealized appreciation (depreciation) on investments	114,544

Net Assets	$4,922,082

Shares of Beneficial Interest Outstanding	147,010

Net Asset Value (offering and redemption price per share)	$33.48

Statement of Operations
For the period May 3, 2004 (a) through December 31, 2004

Investment Income:
Dividends	$23,647
Interest	725

Total Investment Income	24,372

Expenses:
Advisory fees	9,312
Management services fees	1,862
Administration fees	232
Transfer agency fees	136
Administrative service fees	2,101
Distribution fees	3,010
Custody fees	7,785
Fund accounting fees	410
Other fees	435

Total Gross Expenses before reductions	25,283
Less Expenses reduced by the Advisor	(745)

Total Net Expenses	24,538

Net Investment Income (Loss)	(166)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	149,852
Change in net unrealized appreciation/depreciation on investments	114,544

Net Realized and Unrealized Gains (Losses) on Investments	264,396

Change in Net Assets Resulting from Operations	$264,230

(a)	Commencement of operations

See accompanying notes to the financial statements.

34

PROFUNDS VP
ProFund VP Large-Cap Value

Statement of Changes in Net Assets
For the period May 3, 2004 (a) through December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(166)
Net realized gains (losses) on investments	149,852
Change in net unrealized appreciation/depreciation on investments	114,544

Change in net assets resulting from operations	264,230

Capital Transactions:
Proceeds from shares issued	30,863,634
Cost of shares redeemed	(26,205,782)

Change in net assets resulting from capital transactions	4,657,852

Change in net assets	4,922,082
Net Assets:
Beginning of period	—

End of period	$4,922,082

Accumulated net investment income (loss)	$373

Share Transactions:
Issued	947,166
Redeemed	(800,156)

Change in shares	147,010

(a)	Commencement of operations

See accompanying notes to the financial statements.

35

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	For the period May 3, 2004 (a) through December 31, 2004

Net Asset Value, Beginning of Period	$30.00

Investment Activities:
Net investment income (loss)	—	(b), (c)
Net realized and unrealized gains (losses) on investments	3.48

Total income (loss) from investment activities	3.48

Net Asset Value, End of Period	$33.48

Total Return	11.60	% (d)

Ratios to Average Net Assets:
Gross Expenses (e)	2.04%
Net Expenses (e)	1.98%
Net investment income (loss) (e)	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$4,922
Portfolio turnover rate (f)	1,352	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

36

ProFund VP Large-Cap Growth

The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Growth Index. For the period ended December 31, 2004, the Fund had a total return of 5.37% 1, compared to a return of 5.77% 2 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date.

This large cap growth index underperformed broader measures of the U.S. equity market. Growth stocks underperformed value stocks across the capitalization spectrum, but particularly so in the large cap segment of the market. Smaller cap stocks outperformed large cap stocks as they continued to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 to December 31, 2004 assuming the reinvestment of distributions.

Aggregate Total Return as of 12/31/04[1]

Since Inception (5/3/04)
ProFund VP Large-Cap Growth	5.37%
S&P 500/BARRA Growth Index	5.77%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

37

PROFUNDS VP ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Growth Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
____________ “Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500/BARRA Growth - Composition
% of Index

Consumer, Non-cyclical	32.41%
Technology	18.80%
Industrial	14.87%
Consumer, Cyclical	12.78%
Communications	8.49%
Energy	7.43%
Basic Materials	2.55%
Financial	2.12%
Utilities	0.55%

Average Market Capitalization:	$31,657,845,161

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks (98.9%)

	Shares	Value

3M Co. (Miscellaneous Manufacturing)	532	$43,661
Abbott Laboratories (Pharmaceuticals)	1,064	49,635
Adobe Systems, Inc. (Software)	168	10,540
AES Corp. * (Electric)	448	6,124
Allegheny Technologies, Inc. (Iron/Steel)	56	1,214
Allergan, Inc. (Pharmaceuticals)	84	6,810
Altera Corp. * (Semiconductors)	252	5,216
Altria Group, Inc. (Agriculture)	1,400	85,540
American Express Co. (Diversified Financial Services)	868	48,929
American Standard Cos. * (Building Materials)	140	5,785
Amgen, Inc. * (Biotechnology)	868	55,682
Analog Devices, Inc. (Semiconductors)	252	9,304
Anheuser-Busch Companies, Inc. (Beverages)	532	26,988
Apollo Group, Inc.—Class A * (Commercial Services)	140	11,300
Apple Computer, Inc. * (Computers)	280	18,032
Autodesk, Inc. (Software)	168	6,376
Automatic Data Processing, Inc. (Software)	392	17,385
AutoZone, Inc. * (Retail)	56	5,113
Avaya, Inc. * (Telecommunications)	308	5,298
Avery Dennison Corp. (Household Products/Wares)	84	5,037
Avon Products, Inc. (Cosmetics/Personal Care)	336	13,003
Baker Hughes, Inc. (Oil & Gas Services)	224	9,558
Ball Corp. (Packaging & Containers)	84	3,695
Bard (C.R.), Inc. (Healthcare-Products)	84	5,374
Baxter International, Inc. (Healthcare-Products)	420	14,507
Becton, Dickinson & Co. (Healthcare-Products)	168	9,542
Bed Bath & Beyond, Inc. * (Retail)	196	7,807
Best Buy Co., Inc. (Retail)	224	13,310
Biomet, Inc. (Healthcare-Products)	168	7,290
BJ Services Co. (Oil & Gas Services)	112	5,212
Black & Decker Corp. (Hand/Machine Tools)	56	4,947
Boeing Co. (Aerospace/Defense)	588	30,441
Boston Scientific Corp. * (Healthcare-Products)	588	20,903
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,344	34,433
Broadcom Corp.—Class A * (Semiconductors)	224	7,231
Brown-Forman Corp. (Beverages)	84	4,089
Campbell Soup Co. (Food)	280	8,369
Caterpillar, Inc. (Machinery - Construction & Mining)	224	21,842
CenterPoint Energy, Inc. (Electric)	224	2,531
Cintas Corp. (Textiles)	112	4,912
Cisco Systems, Inc. * (Telecommunications)	4,508	87,004
Citrix Systems, Inc. * (Software)	112	2,747
Clorox Co. (Household Products/Wares)	112	6,600
Coach, Inc. * (Apparel)	140	7,896
Coca-Cola Co. (Beverages)	1,652	68,773
Colgate-Palmolive Co. (Cosmetics/Personal Care)	364	18,622
Computer Associates International, Inc. (Software)	392	12,176
Corning, Inc. * (Telecommunications)	952	11,205
Danaher Corp. (Miscellaneous Manufacturing)	224	12,860
Dell, Inc. * (Computers)	1,708	71,975
Delta Air Lines, Inc. * (Airlines)	84	628
Dollar General Corp. (Retail)	224	4,652
Dow Chemical Co. (Chemicals)	644	31,884
Dow Jones & Company, Inc. (Media)	56	2,411
Du Pont (Chemicals)	672	32,962
eBay, Inc. * (Internet)	448	52,094
Ecolab, Inc. (Chemicals)	168	5,902
Electronic Arts, Inc. * (Software)	196	12,089
Eli Lilly & Co. (Pharmaceuticals)	784	44,492
Emerson Electric Co. (Electrical Components & Equipment)	280	19,628
Equifax, Inc. (Commercial Services)	84	2,360
Express Scripts, Inc.—Class A * (Pharmaceuticals)	56	4,281
Exxon Mobil Corp. (Oil & Gas)	4,424	226,774
Family Dollar Stores, Inc. (Retail)	112	3,498
Federated Investors, Inc.—Class B (Diversified Financial Services)	84	2,554
First Data Corp. (Software)	560	23,822
Fluor Corp. (Engineering & Construction)	56	3,053
Forest Laboratories, Inc. * (Pharmaceuticals)	252	11,305
Fortune Brands, Inc. (Household Products/Wares)	112	8,644
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	112	4,282
Gap, Inc. (Retail)	588	12,419
Gateway, Inc. * (Computers)	252	1,515
General Electric Co. (Miscellaneous Manufacturing)	7,252	264,698
Genzyme Corp.—General Division * (Biotechnology)	168	9,756
Gilead Sciences, Inc. * (Pharmaceuticals)	308	10,777
Gillette Co. (Cosmetics/Personal Care)	672	30,092
Guidant Corp. (Healthcare-Products)	224	16,150
H&R Block, Inc. (Commercial Services)	112	5,488
Halliburton Co. (Oil & Gas Services)	308	12,086
Harley-Davidson, Inc. (Leisure Time)	196	11,907
Harrah’s Entertainment, Inc. (Lodging)	84	5,619

See accompanying notes to the financial statements.

38

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Heinz (H.J.) Co. (Food)	252	$9,825
Hercules, Inc. * (Chemicals)	84	1,247
Hershey Foods Corp. (Food)	168	9,331
Home Depot, Inc. (Retail)	1,512	64,622
Hospira, Inc. * (Pharmaceuticals)	112	3,752
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	196	18,165
IMS Health, Inc. (Software)	168	3,899
Intel Corp. (Semiconductors)	4,340	101,513
International Business Machines Corp. (Computers)	1,148	113,170
International Flavors & Fragrances, Inc. (Chemicals)	56	2,399
International Game Technology (Entertainment)	224	7,701
Intuit, Inc. * (Software)	140	6,161
Johnson & Johnson (Healthcare-Products)	2,044	129,631
Kellogg Co. (Food)	280	12,505
Kimberly-Clark Corp. (Household Products/Wares)	336	22,113
Knight-Ridder, Inc. (Media)	56	3,749
Lexmark International Group, Inc. * (Computers)	84	7,140
Linear Technology Corp. (Semiconductors)	224	8,682
Lockheed Martin Corp. (Aerospace/Defense)	308	17,109
Lowe’s Cos., Inc. (Retail)	532	30,638
Lucent Technologies, Inc. * (Telecommunications)	3,024	11,370
Marriott International, Inc.—Class A (Lodging)	140	8,817
Mattel, Inc. (Toys/Games/Hobbies)	280	5,457
Maxim Integrated Products, Inc. (Semiconductors)	224	9,495
Maytag Corp. (Home Furnishings)	56	1,182
McCormick & Co., Inc. (Food)	84	3,242
McGraw-Hill Companies, Inc. (Media)	140	12,815
MedImmune, Inc. * (Biotechnology)	168	4,554
Medtronic, Inc. (Healthcare-Products)	840	41,724
Merck & Co., Inc. (Pharmaceuticals)	1,512	48,596
Mercury Interactive Corp. * (Software)	56	2,551
Meredith Corp. (Media)	28	1,518
Microsoft Corp. (Software)	7,448	198,937
Millipore Corp. * (Biotechnology)	28	1,395
Monster Worldwide, Inc. * (Internet)	84	2,826
Moody’s Corp. (Commercial Services)	112	9,727
Navistar International Corp. * (Auto Manufacturers)	56	2,463
Network Appliance, Inc. * (Computers)	252	8,371
New York Times Co.—Class A (Media)	112	4,570
Newell Rubbermaid, Inc. (Housewares)	196	4,741
Nextel Communications, Inc.—Class A * (Telecommunications)	756	22,680
NIKE, Inc.—Class B (Apparel)	168	15,236
Omnicom Group, Inc. (Advertising)	140	11,805
Oracle Corp. * (Software)	3,528	48,404
PACCAR, Inc. (Auto Manufacturers)	112	9,014
Pactiv Corp. * (Packaging & Containers)	112	2,832
Parametric Technology Corp. * (Software)	196	1,154
Paychex, Inc. (Commercial Services)	252	8,588
PepsiCo, Inc. (Beverages)	1,148	59,926
Pitney Bowes, Inc. (Office/Business Equipment)	168	7,775
PMC-Sierra, Inc. * (Semiconductors)	112	1,260
Praxair, Inc. (Chemicals)	224	9,890
Procter & Gamble Co. (Cosmetics/Personal Care)	1,736	95,619
QLogic Corp. * (Semiconductors)	56	2,057
Qualcomm, Inc. (Telecommunications)	1,120	47,488
Quest Diagnostics, Inc. (Healthcare-Services)	56	5,351
Qwest Communications International, Inc. * (Telecommunications)	1,232	5,470
RadioShack Corp. (Retail)	112	3,683
Robert Half International, Inc. (Commercial Services)	112	3,296
Rockwell Collins, Inc. (Aerospace/Defense)	112	4,417
Rockwell International Corp. (Machinery-Diversified)	140	6,937
Sara Lee Corp. (Food)	532	12,842
Schering-Plough Corp. (Pharmaceuticals)	1,008	21,047
Schlumberger, Ltd. (Oil & Gas Services)	392	26,245
Sealed Air Corp. * (Packaging & Containers)	56	2,983
Sherwin-Williams Co. (Chemicals)	84	3,749
Sigma-Aldrich Corp. (Chemicals)	56	3,386
Simon Property Group, Inc. (Real Estate Investment Trust)	140	9,054
SLM Corp. (Diversified Financial Services)	308	16,444
St.Jude Medical, Inc. * (Healthcare-Products)	252	10,566
Stanley Works (Hand/Machine Tools)	56	2,743
Staples, Inc. (Retail)	336	11,327
Starbucks Corp. * (Retail)	280	17,461
Stryker Corp. (Healthcare-Products)	280	13,510
Symantec Corp. * (Internet)	448	11,540
Symbol Technologies, Inc. (Electronics)	168	2,906
Sysco Corp. (Food)	448	17,101
T. Rowe Price Group, Inc. (Diversified Financial Services)	84	5,225
Target Corp. (Retail)	616	31,988
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	112	1,642
The Pepsi Bottling Group, Inc. (Beverages)	168	4,543
TJX Companies, Inc. (Retail)	336	8,444
TXU Corp. (Electric)	168	10,846
United Parcel Service, Inc.—Class B (Transportation)	756	64,608
United Technologies Corp. (Aerospace/Defense)	364	37,620
UnitedHealth Group, Inc. (Healthcare-Services)	448	39,437
UST, Inc. (Agriculture)	112	5,388
Wal-Mart Stores, Inc. (Retail)	2,912	153,811
Walgreen Co. (Retail)	700	26,859
Waters Corp. * (Electronics)	84	3,931
Wrigley (Wm.) Jr.Co. (Food)	140	9,687
Wyeth (Pharmaceuticals)	924	39,353
Xilinx, Inc. (Semiconductors)	252	7,472
XTO Energy, Inc. (Oil & Gas)	168	5,944
Yahoo!, Inc. * (Internet)	952	35,871
YUM! Brands, Inc. (Retail)	196	9,247
Zimmer Holdings, Inc. * (Healthcare-Products)	168	13,460

TOTAL COMMON STOCKS
(Cost $3,781,701)		3,859,510

TOTAL INVESTMENT SECURITIES
(Cost $3,781,701)—98.9%		3,859,510
Net other assets (liabilities)—1.1%		41,543

NET ASSETS—100.0%		$3,901,053

____________ * Non-income producing security

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31 2004:
Advertising	0.3%
Aerospace/Defense	2.3%
Agriculture	2.3%
Airlines	NM
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	NM
Beverages	4.2%
Biotechnology	1.8%
Building Materials	0.1%
Chemicals	2.3%
Commercial Services	1.0%
Computers	5.6%
Cosmetics/Personal Care	4.0%
Diversified Financial Services	1.9%
Electric	0.5%
Electrical Components & Equipment	0.5%

See accompanying notes to the financial statements.

39

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Electronics	0.2%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	2.1%
Hand/Machine Tools	0.2%
Healthcare-Products	7.3%
Healthcare-Services	1.1%
Home Furnishings	NM
Household Products/Wares	1.1%
Housewares	0.1%
Internet	2.6%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	0.2%
Media	0.6%
Mining	0.1%
Miscellaneous Manufacturing	8.8%
Office/Business Equipment	0.2%
Oil & Gas	6.0%
Oil & Gas Services	1.4%
Packaging & Containers	0.2%
Pharmaceuticals	7.0%
Real Estate Investment Trust	0.2%
Retail	10.5%
Semiconductors	3.9%
Software	9.0%
Telecommunications	4.9%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Other **	1.1%
____________ ** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

40

PROFUNDS VP ProFund VP Large-Cap Growth

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $3,781,701)	$3,859,510
Dividends and interest receivable	2,345
Receivable for capital shares issued	1,590,104
Receivable from Advisor	2,952
Prepaid expenses	1,779

Total Assets	5,456,690

Liabilities:
Cash overdraft	31,023
Payable for investments purchased	1,516,749
Administration fees payable	60
Administrative services fees payable	862
Distribution fees payable	687
Other accrued expenses	6,256

Total Liabilities	1,555,637

Net Assets	$3,901,053

Net Assets consist of:
Capital	$3,838,438
Accumulated net investment income (loss)	913
Accumulated net realized gains (losses) on investments	(16,107)
Net unrealized appreciation (depreciation)on investments	77,809

Net Assets	$3,901,053

Shares of Beneficial Interest Outstanding	123,418

Net Asset Value (offering and redemption price per share)	$31.61

Statement of Operations
For the period May 3, 2004 (a) through December 31, 2004
Investment Income:
Dividends	$9,069
Interest	378

Total Investment Income	9,447

Expenses:
Advisory fees	3,280
Management services fees	656
Administration fees	97
Transfer agency fees	64
Administrative service fees	936
Distribution fees	994
Custody fees	6,587
Fund accounting fees	600
Other fees	183

Total Gross Expenses before reductions	13,397
Less Expenses reduced by the Advisor	(4,731)

Total Net Expenses	8,666

Net Investment Income (Loss)	781

Realized and Unrealized Gains (Losses)on Investments:
Net realized gains (losses) on investment securities	(16,107)
Change in net unrealized appreciation/depreciation on investments	77,809

Net Realized and Unrealized Gains (Losses) on Investments	61,702

Change in Net Assets Resulting from Operations	$62,483

____________ (a) Commencement of operations

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
For the period
May 3, 2004 (a) through
December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$781
Net realized gains (losses) on investments	(16,107)
Change in net unrealized appreciation/depreciation on investments	77,809

Change in net assets resulting from operations	62,483

Capital Transactions:
Proceeds from shares issued	13,769,601
Cost of shares redeemed	(9,931,031)

Change in net assets resulting from capital transactions	3,838,570

Change in net assets	3,901,053
Net Assets:
Beginning of period	—

End of period	$3,901,053

Accumulated net investment income (loss)	$913

Share Transactions:
Issued	444,001
Redeemed	(320,583)

Change in shares	123,418

____________ (a) Commencement of operations

See accompanying notes to the financial statements.

42

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the period
	May 3, 2004 (a) through
	December 31, 2004

Net Asset Value, Beginning of Period	$30.00

Investment Activities:
Net investment income (loss)	0.04	(b)
Net realized and unrealized gains (losses) on investments	1.57

Total income (loss) from investment activities	1.61

Net Asset Value, End of Period	$31.61

Total Return	5.37	% (c)

Ratios to Average Net Assets:
Gross Expenses (d)	3.06%
Net Expenses (d)	1.98%
Net investment income (loss) (d)	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$3,901
Portfolio turnover rate (e)	1,134	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

43

ProFund VP Mid-Cap Value

The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index. For the year ended December 31, 2004, the Fund had a total return of 15.96% 1, compared to a return of 19.01% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date.

This mid cap value index and the Fund benefited from both its value bias and its mid cap focus. Value stocks outperformed growth stocks across the capitalization spectrum, continuing a now five year trend. Mid cap stocks outperformed large cap stocks as they continued to take advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]
	1 Year	Since Inception (5/1/02)
ProFund VP Mid-Cap Value	15.96%	7.73%
S&P MidCap 400/BARRA Value Index	19.01%	11.52%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

44

PROFUNDS VP
ProFund VP Mid-Cap Value

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Barra Value Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	NM

Total Exposure	99%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
S&P MidCap 400/BARRA Value - Composition
% of Index

Financial	23.22%
Consumer, Cyclical	15.27%
Consumer, Non-cyclical	14.51%
Utilities	10.63%
Industrial	9.75%
Technology	8.37%
Energy	7.12%
Communications	5.39%
Basic Materials	4.82%
Diversified	0.92%

Average Market Capitalization:	$2,489,588,488

PROFUNDS VP ProFund VP Mid-Cap Value	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.4%)
	Shares	Value

3Com Corp. * (Telecommunications)	87,514	$364,933
99 Cents Only Stores * (Retail)	15,827	255,764
Activision, Inc. * (Software)	31,654	638,778
Adesa, Inc. (Commercial Services)	21,413	454,384
AGCO Corp. * (Machinery-Diversified)	20,482	448,351
AGL Resources, Inc. (Gas)	17,689	587,982
Alaska Air Group, Inc. * (Airlines)	6,517	218,254
Albemarle Corp. (Chemicals)	9,310	360,390
Alexander & Baldwin, Inc. (Transportation)	10,241	434,423
Alliant Energy Corp. (Electric)	26,999	772,171
Allmerica Financial Corp. * (Insurance)	12,103	397,341
AMB Property Corp. (Real Estate Investment Trust)	19,551	789,665
American Financial Group, Inc. (Insurance)	16,758	524,693
American Greetings Corp.—Class A (Household Products/Wares)	15,827	401,214
AmeriCredit Corp. * (Diversified Financial Services)	35,378	864,992
Amerus Group Co. (Insurance)	9,310	421,743
AnnTaylor Stores Corp. * (Retail)	15,827	340,755
Aquila, Inc. * (Electric)	55,860	206,123
Arrow Electronics, Inc. * (Electronics)	26,999	656,077
ArvinMeritor, Inc. (Auto Parts & Equipment)	15,827	354,050
Ascential Software Corp. * (Software)	13,965	227,769
Astoria Financial Corp. (Savings & Loans)	16,758	669,817
Atmel Corp. * (Semiconductors)	109,858	430,643
Avnet, Inc. * (Electronics)	27,930	509,443
Bandag, Inc. (Auto Parts & Equipment)	4,655	231,866
Banknorth Group, Inc. (Banks)	40,964	1,499,282
Banta Corp. (Commercial Services)	5,586	250,029
Barnes & Noble, Inc. * (Retail)	15,827	510,737
Belo Corp.—Class A (Media)	26,068	684,024
BJ’s Wholesale Club, Inc. * (Retail)	15,827	461,041
Black Hills Corp. (Electric)	7,448	228,505
Bob Evans Farms, Inc. (Retail)	8,379	219,027
Borders Group, Inc. (Retail)	17,689	449,301
BorgWarner, Inc. (Auto Parts & Equipment)	13,034	706,052
Bowater, Inc. (Forest Products & Paper)	13,034	573,106
Cabot Corp. (Chemicals)	13,965	540,166
Cadence Design Systems, Inc. * (Computers)	62,377	861,426
Caesars Entertainment, Inc. * (Lodging)	72,618	1,462,527
Callaway Golf Co. (Leisure Time)	17,689	238,802
CBRL Group, Inc. (Retail)	11,172	467,548
Ceridian Corp. * (Computers)	34,447	629,691
CheckFree Corp. * (Internet)	19,551	744,502
City National Corp. (Banks)	11,172	789,302
Colonial BancGroup, Inc. (Banks)	30,723	652,249
Commscope, Inc. * (Telecommunications)	12,103	228,747
Community Health Systems, Inc. * (Healthcare-Services)	20,482	571,038
Constellation Brands, Inc. * (Beverages)	25,137	1,169,122
Cooper Cameron Corp. * (Oil & Gas Services)	13,034	701,360
Credence Systems Corp. * (Semiconductors)	22,344	204,448
Cypress Semiconductor Corp. * (Semiconductors)	28,861	338,540
Cytec Industries, Inc. (Chemicals)	9,310	478,720
D.R. Horton, Inc. (Home Builders)	53,998	2,176,659
Dean Foods Co. * (Food)	34,447	1,135,029
DeVry, Inc. * (Commercial Services)	15,827	274,757
Duquesne Light Holdings, Inc. (Electric)	17,689	333,438
Edwards (A.G.), Inc. (Diversified Financial Services)	17,689	764,342
Emmis Communications Corp. * (Media)	13,034	250,122
Energy East Corp. (Electric)	33,516	894,207
Ensco International, Inc. (Oil & Gas)	34,447	1,093,348
Entercom Communications Corp. * (Media)	11,172	400,963
Everest Re Group, Ltd. (Insurance)	13,034	1,167,325
Fair Isaac Corp. (Software)	15,827	580,534
Fairchild Semiconductor International, Inc. * (Semiconductors)	27,930	454,142
Federal Signal Corp. (Miscellaneous Manufacturing)	11,172	197,298
Ferro Corp. (Chemicals)	9,310	215,899
Fidelity National Financial, Inc. (Insurance)	40,033	1,828,306
First American Financial Corp. (Insurance)	20,482	719,737
FirstMerit Corp. (Banks)	19,551	557,008
Flowserve Corp. * (Machinery-Diversified)	13,034	358,956
FMC Corp. * (Chemicals)	8,379	404,706
Foot Locker, Inc. (Retail)	36,309	977,802
Forest Oil Corp. * (Oil & Gas)	13,965	442,970
Furniture Brands International, Inc. (Home Furnishings)	12,103	303,180
GATX Corp. (Trucking & Leasing)	11,172	330,244
Glatfelter (Forest Products & Paper)	10,241	156,482
Granite Construction, Inc. (Engineering & Construction)	9,310	247,646
Great Plains Energy, Inc. (Electric)	16,758	507,432
Greater Bay Bancorp (Banks)	12,103	337,432

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Mid-Cap Value	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Hanover Compressor Co. * (Oil & Gas Services)	17,689	$249,946
Hawaiian Electric Industries, Inc. (Electric)	18,620	542,773
HCC Insurance Holdings, Inc. (Insurance)	15,827	524,190
Health Net, Inc. * (Healthcare-Services)	25,137	725,705
Helmerich & Payne, Inc. (Oil & Gas)	11,172	380,295
Hibernia Corp. (Banks)	35,378	1,044,005
Highwoods Properties, Inc. (Real Estate Investment Trust)	12,103	335,253
Horace Mann Educators Corp. (Insurance)	10,241	195,398
Hospitality Properties Trust (Real Estate Investment Trust)	15,827	728,042
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	13,965	691,547
IDACORP, Inc. (Electric)	9,310	284,607
Imation Corp. (Computers)	7,448	237,070
Independence Community Bank Corp. (Savings & Loans)	19,551	832,482
IndyMac Bancorp, Inc. (Diversified Financial Services)	13,965	481,094
Integrated Device Technology, Inc. * (Semiconductors)	24,206	279,821
International Rectifier Corp. * (Semiconductors)	15,827	705,409
Intersil Corp.—Class A (Semiconductors)	34,447	576,643
Invitrogen Corp. * (Biotechnology)	12,103	812,474
Jacobs Engineering Group, Inc. * (Engineering & Construction)	13,034	622,895
Jefferies Group, Inc. (Diversified Financial Services)	13,034	525,010
JM Smucker Co. (Food)	13,034	613,510
Keane, Inc. * (Software)	13,965	205,286
Kelly Services, Inc.–Class A (Commercial Services)	8,379	252,878
KEMET Corp. * (Electronics)	19,551	174,981
Kennametal, Inc. (Hand/Machine Tools)	8,379	417,023
Krispy Kreme Doughnuts, Inc. * (Retail)	13,965	175,959
LaBranche & Co., Inc. * (Diversified Financial Services)	13,965	125,126
Lattice Semiconductor Corp. * (Semiconductors)	26,068	148,588
Laureate Education, Inc. * (Commercial Services)	11,172	492,573
Lear Corp. (Auto Parts & Equipment)	15,827	965,604
Lee Enterprises, Inc. (Media)	10,241	471,905
Lennar Corp.—Class A (Home Builders)	36,309	2,057,994
Leucadia National Corp. (Holding Companies-Diversified)	16,758	1,164,346
Liberty Property Trust (Real Estate Investment Trust)	19,551	844,603
Longview Fibre Co. (Forest Products & Paper)	12,103	219,548
LTX Corp. * (Semiconductors)	13,965	107,391
Lubrizol Corp. (Chemicals)	15,827	583,383
Mack-Cali Realty Corp. (Real Estate Investment Trust)	13,965	642,809
Manpower, Inc. (Commercial Services)	20,482	989,280
Martin Marietta Materials (Building Materials)	11,172	599,490
McDATA Corp.—Class A * (Computers)	26,999	160,914
MDU Resources Group, Inc. (Electric)	26,999	720,333
Media General, Inc.—Class A (Media)	5,586	362,029
Mentor Graphics Corp. * (Computers)	17,689	270,465
Mercantile Bankshares Corp. (Banks)	18,620	971,964
Millennium Pharmaceuticals, Inc. * (Biotechnology)	70,756	857,563
Minerals Technologies, Inc. (Chemicals)	4,655	310,489
Modine Manufacturing Co. (Auto Parts & Equipment)	8,379	282,959
Mohawk Industries, Inc. * (Textiles)	15,827	1,444,214
MPS Group, Inc. * (Commercial Services)	23,275	285,352
National Fuel Gas Co. (Pipelines)	18,620	527,691
Neiman Marcus Group, Inc.—Class A (Retail)	11,172	799,245
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	23,275	630,287
New York Community Bancorp (Savings & Loans)	61,446	1,263,944
Newfield Exploration Co. * (Oil & Gas)	13,965	824,633
Newport Corp. * (Telecommunications)	10,241	144,398
Northeast Utilities System (Electric)	29,792	561,579
NSTAR (Electric)	12,103	656,951
OGE Energy Corp. (Electric)	20,482	542,978
Ohio Casualty Corp. * (Insurance)	13,965	324,128
Old Republic International Corp. (Insurance)	41,895	1,059,944
Omnicare, Inc. (Pharmaceuticals)	24,206	838,011
ONEOK, Inc. (Gas)	24,206	687,936
Overseas Shipholding Group, Inc. (Transportation)	9,310	513,912
PacifiCare Health Systems, Inc. * (Healthcare-Services)	19,551	1,105,023
Payless ShoeSource, Inc. * (Retail)	15,827	194,672
Pepco Holdings, Inc. (Electric)	43,757	932,899
PepsiAmericas, Inc. (Beverages)	31,654	672,331
Perrigo Co. (Pharmaceuticals)	16,758	289,411
Pier 1 Imports, Inc. (Retail)	19,551	385,155
Pioneer Natural Resources Co. (Oil & Gas)	33,516	1,176,412
Plexus Corp. * (Electronics)	10,241	133,235
PMI Group, Inc. (Insurance)	22,344	932,862
PNM Resources, Inc. (Electric)	13,965	353,175
Pogo Producing Co. (Oil & Gas)	14,896	722,307
Polycom, Inc. * (Telecommunications)	22,344	521,062
Potlatch Corp. (Forest Products & Paper)	6,517	329,630
Powerwave Technologies, Inc. * (Telecommunications)	24,206	205,267
Pride International, Inc. * (Oil & Gas)	31,654	650,173
Protective Life Corp. (Insurance)	15,827	675,655
Puget Energy, Inc. (Electric)	23,275	574,893
Quanta Services, Inc. * (Commercial Services)	26,999	215,992
Radian Group, Inc. (Insurance)	21,413	1,140,028
Raymond James Financial Corp. (Diversified Financial Services)	16,758	519,163
Rent-A-Center, Inc. * (Commercial Services)	17,689	468,759
Republic Services, Inc. (Environmental Control)	34,447	1,155,352
RF Micro Devices, Inc. * (Telecommunications)	42,826	292,930
RPM, Inc. (Chemicals)	26,999	530,800
Ruddick Corp. (Food)	11,172	242,321
Saks, Inc. (Retail)	32,585	472,808
SanDisk Corp. * (Computers)	37,240	929,883
SCANA Corp. (Electric)	26,068	1,027,079
Scholastic Corp. * (Media)	9,310	344,098
Sensient Technologies Corp. (Chemicals)	11,172	268,016
Sequa Corp.—Class A * (Aerospace/Defense)	2,793	170,792
Sierra Pacific Resources * (Electric)	26,999	283,490
Smithfield Foods, Inc. * (Food)	25,137	743,804
Sonoco Products Co. (Packaging & Containers)	22,344	662,500
SPX Corp. (Miscellaneous Manufacturing)	17,689	708,621
StanCorp Financial Group, Inc. (Insurance)	6,517	537,653
Steel Dynamics, Inc. (Iron/Steel)	10,241	387,929
STERIS Corp. * (Healthcare-Products)	15,827	375,416
Storage Technology Corp. * (Computers)	24,206	765,152
Swift Transportation Co., Inc. * (Transportation)	16,758	359,962
Sybase, Inc. * (Software)	22,344	445,763
Synopsys, Inc. * (Computers)	35,378	694,116
Tech Data Corp. * (Distribution/Wholesale)	13,034	591,744
Tecumseh Products Co. (Machinery-Diversified)	4,655	222,509
Teleflex, Inc. (Miscellaneous Manufacturing)	9,310	483,561
Telephone & Data Systems, Inc. (Telecommunications)	13,034	1,002,966
The Ryland Group, Inc. (Home Builders)	11,172	642,837
The Scotts Co.—Class A * (Household Products/Wares)	7,448	547,577
Thomas & Betts Corp. * (Electronics)	13,965	429,424
Tidewater, Inc. (Oil & Gas Services)	13,965	497,294
Toll Brothers, Inc. * (Home Builders)	17,689	1,213,642
Triad Hospitals, Inc. * (Healthcare-Services)	17,689	658,208
Trinity Industries, Inc. (Miscellaneous Manufacturing)	11,172	380,742
TriQuint Semiconductor, Inc. * (Semiconductors)	31,654	140,860
Tyson Foods, Inc.—Class A (Food)	80,997	1,490,344
United Rentals, Inc. * (Commercial Services)	17,689	334,322
Unitrin, Inc. (Insurance)	15,827	719,337
Universal Corp. (Agriculture)	5,586	267,234
Universal Health Services, Inc.—Class B (Healthcare-Services)	13,034	580,013
UTStarcom, Inc. * (Telecommunications)	26,068	577,406
Valspar Corp. (Chemicals)	12,103	605,271
Varian, Inc. * (Electronics)	8,379	343,623
Vectren Corp. (Gas)	17,689	474,065

See accompanying notes to the financial statements.

46

PROFUNDS VP ProFund VP Mid-Cap Value	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Vishay Intertechnology, Inc. * (Electronics)	38,171	$573,328
W.R. Berkley Corp. (Insurance)	19,551	922,221
Washington Federal, Inc. (Savings & Loans)	17,688	469,440
Weatherford International, Ltd. * (Oil & Gas Services)	31,654	1,623,849
Webster Financial Corp. (Banks)	12,103	612,896
Werner Enterprises, Inc. (Transportation)	18,620	421,557
Westar Energy, Inc. (Electric)	19,551	447,131
WGL Holdings, Inc. (Gas)	11,172	344,544
Wisconsin Energy Corp. (Electric)	26,999	910,136
Worthington Industries, Inc. (Metal Fabricate/Hardware)	18,620	364,580
WPS Resources Corp. (Electric)	8,379	418,615
York International Corp. (Building Materials)	9,310	321,567

TOTAL COMMON STOCKS
(Cost $106,920,315)		124,629,164

Repurchase Agreements (NM)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $41,005 (Collateralized by $42,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $42,046)	$41,000	41,000

TOTAL REPURCHASE AGREEMENTS
(Cost $41,000)		41,000

TOTAL INVESTMENT SECURITIES
(Cost $106,961,315)—99.4%		124,670,164
Net other assets (liabilities)—(0.6)%		745,755

NET ASSETS—100.0%		$125,415,919

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $132,860)	2	$4,652

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Aerospace/Defense	0.1%
Agriculture	0.2%
Airlines	0.2%
Auto Parts & Equipment	2.0%
Banks	5.2%
Beverages	1.5%
Biotechnology	1.3%
Building Materials	0.7%
Chemicals	3.4%
Commercial Services	3.2%
Computers	3.6%
Distribution/Wholesale	0.5%
Diversified Financial Services	2.6%
Electric	8.9%
Electronics	2.2%
Engineering & Construction	0.7%
Environmental Control	0.9%
Food	3.4%
Forest Products & Paper	1.0%
Gas	1.7%
Hand/Machine Tools	0.3%
Healthcare-Products	0.3%
Healthcare-Services	2.9%
Holding Companies-Diversified	0.9%
Home Builders	5.4%
Home Furnishings	0.2%
Household Products/Wares	0.8%
Insurance	9.7%
Internet	0.6%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	1.2%
Machinery-Diversified	0.8%
Media	2.0%
Metal Fabricate/Hardware	0.3%
Miscellaneous Manufacturing	1.4%
Oil & Gas	4.2%
Oil & Gas Services	2.4%
Packaging & Containers	0.5%
Pharmaceuticals	0.9%
Pipelines	0.4%
Real Estate Investment Trust	3.2%
Retail	4.6%
Savings & Loans	2.6%
Semiconductors	2.7%
Software	1.7%
Telecommunications	2.7%
Textiles	1.2%
Transportation	1.4%
Trucking & Leasing	0.3%
Other **	0.6%

**	Including debt securities, repurchase agreements options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

47

PROFUNDS VP ProFund VP Mid-Cap Value

Statement of Assets and Liabilities

December 31, 2004

Assets:
Investment securities, at value (cost $106,920,315)	$124,629,164
Repurchase agreements, at cost	41,000

Total Investments	124,670,164
Segregated cash balances with brokers for futures contracts	6,980
Dividends and interest receivable	101,298
Receivable for investments sold	7,224,638
Prepaid expenses	414

Total Assets	132,003,494

Liabilities:
Cash overdraft	88
Payable for capital shares redeemed	6,380,696
Variation margin on futures contracts	120
Advisory fees payable	85,323
Management services fees payable	17,065
Administration fees payable	2,923
Administrative services fees payable	47,957
Distribution fees payable	23,983
Other accrued expenses	29,420

Total Liabilities	6,587,575

Net Assets	$125,415,919

Net Assets consist of:
Capital	$113,204,146
Accumulated net realized gains (losses) on investments	(5,501,728)
Net unrealized appreciation (depreciation) on investments	17,713,501

Net Assets	$125,415,919

Shares of Beneficial Interest Outstanding	3,597,060

Net Asset Value (offering and redemption price per share)	$34.87

Statement of Operations

For the year ended December 31, 2004

Investment Income:
Dividends	$1,420,857
Interest	2,702

Total Investment Income	1,423,559

Expenses:
Advisory fees	656,968
Management services fees	131,395
Administration fees	28,979
Transfer agency fees	29,735
administrative service fees	438,268
Distribution fees	218,989
Custody fees	54,847
Fund accounting fees	41,508
Other fees	44,784
Recoupment of prior expenses reimbursed by the Advisor	41,075

Total Expenses	1,686,548

Net Investment Income (Loss)	(262,989)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,062,578
Net realized gains (losses) on futures contracts	14,502
Change in net unrealized appreciation/depreciation on investments	11,303,426

Net Realized and Unrealized Gains (Losses) on Investments	12,380,506

Change in Net Assets Resulting from Operations	$12,117,517

See accompanying notes to the financial statements.

48

PROFUNDS VP ProFund VP Mid-Cap Value

Statements of Changes in Net Assets
	For the year ended	For the year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(262,989)	$(46,423)
Net realized gains (losses) on investments	1,077,080	2,159,171
Change in net unrealized appreciation/depreciation on investments	11,303,426	5,468,998

Change in net assets resulting from operations	12,117,517	7,581,746

Distributions to Shareholders From:
Net realized gains on investments	(3,505,619)	—

Change in net assets resulting from distributions	(3,505,619)	—

Capital Transactions:
Proceeds from shares issued	693,395,810	301,526,783
Dividends reinvested	3,505,619	—
Cost of shares redeemed	(630,672,905)	(271,019,561)

Change in net assets resulting from capital transactions	66,228,524	30,507,222

Change in net assets	74,840,422	38,088,968
Net Assets:
Beginning of period	50,575,497	12,486,529

End of period	$125,415,919	$50,575,497

Share Transactions:
Issued	21,371,077	11,106,482
Reinvested	107,666	—
Redeemed	(19,484,075)	(10,041,220)

Change in shares	1,994,668	1,065,262

See accompanying notes to the financial statements.

49

PROFUNDS VP ProFund VP Mid-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$31.56		$23.25		$30.00

Investment Activities:
Net investment income (loss)	(0.10	) (b)	(0.05	) (b)	(0.02	) (b)
Net realized and unrealized gains (losses) on investments	5.02		8.36		(6.73)

Total income (loss) from investment activities	4.92		8.31		(6.75)

Distributions to Shareholders From:
Net realized gains on investments	(1.61)		—		—

Net Asset Value, End of Period	$34.87		$31.56		$23.25

Total Return	15.96%		35.74%		(22.50	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.92%		2.08%		2.25%
Net expenses (d)	1.92%		1.98%		1.98%
Net investment income (loss) (d)	(0.30)%		(0.20)%		(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$125,416		$50,575		$12,487
Portfolio turnover rate (e)	748%		1,012%		1,361	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

50

ProFund VP Mid-Cap Growth

The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index. For the year ended December 31, 2004, the Fund had a total return of 11.08% 1, compared to a return of 14.02% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively high price-tobook ratios as determined before each semiannual rebalance date.

This mid cap growth index and the Fund benefited from its mid cap focus, but was negatively impacted by its growth tilt. The net result was a return that outpaced broader U.S. equity market measures. Value stocks outperformed growth stocks across the capitalization spectrum, continuing a now five year trend. Mid cap stocks outperformed large cap stocks as they continued to take advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]
	1 Year	Since Inception (5/1/02)
ProFund VP Mid-Cap Growth	11.08%	3.86%
S&P MidCap 400/BARRA Growth Index	14.02%	6.92%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

51

PROFUNDS VP
ProFund VP Mid-Cap Growth
Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index. For the year, the Fund achieved on average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-terminvestments and cash equivalents. NM Not meaningful, amount is less than 0.5%.
S&P MidCap 400/BARRA Growth - Composition
% of Index

Consumer, Non-cyclical	23.90%
Consumer, Cyclical	21.20%
Industrial	13.31%
Financial	11.02%
Technology	10.62%
Energy	9.36%
Communication	6.71%
Basic Materials	2.85%
Utilities	1.03%

Average Market Capitalization:	$2,946,968,537

PROFUNDS VP ProFund VP Mid-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks (100.3%)
	Shares	Value

Abercrombie & Fitch Co.—Class A (Retail)	13,053	$612,838
Acxiom Corp. (Software)	12,366	325,226
ADTRAN, Inc. (Telecommunications)	10,992	210,387
Advance Auto Parts, Inc. * (Retail)	10,305	450,122
Advent Software, Inc. * (Software)	4,809	98,488
Aeropostale, Inc. * (Retail)	7,557	222,403
Airgas, Inc. (Chemicals)	10,305	273,186
AirTran Holdings, Inc. * (Airlines)	12,366	132,316
Alliance Data Systems Corp. * (Commercial Services)	11,679	554,519
Alliant Techsystems, Inc. * (Aerospace/Defense)	5,496	359,328
American Eagle Outfitters, Inc. (Retail)	10,305	485,366
Ametek, Inc. (Electrical Components & Equipment)	9,618	343,074
Amphenol Corp.—Class A * (Electronics)	12,366	454,327
Applebee’s International, Inc. (Retail)	11,679	308,910
Apria Healthcare Group, Inc. * (Healthcare-Services)	6,870	226,367
Aqua America, Inc. (Water)	13,053	320,973
Arch Coal, Inc. (Coal)	8,931	317,408
Arthur J.Gallagher & Co. (Insurance)	13,053	424,222
Associated Banc-Corp. (Banks)	17,862	593,197
Avocent Corp. * (Internet)	6,870	278,372
Bank of Hawaii Corp. (Banks)	7,557	383,442
Barr Laboratories, Inc. * (Pharmaceuticals)	14,427	657,006
Beckman Coulter, Inc. (Healthcare-Products)	8,244	552,266
Blyth, Inc. (Household Products/Wares)	5,496	162,462
Boyd Gaming Corp. (Lodging)	12,366	515,044
Brink’s Co. (Miscellaneous Manufacturing)	8,244	325,803
Brinker International, Inc. * (Retail)	12,366	433,676
Brown & Brown, Inc. (Insurance)	9,618	418,864
C.H.Robinson Worldwide, Inc. (Transportation)	11,679	648,418
Cabot Microelectronics Corp. * (Chemicals)	3,435	137,572
Career Education Corp. * (Commercial Services)	14,427	577,080
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	4,122	267,600
Carmax, Inc. * (Retail)	14,427	447,958
Catalina Marketing Corp. (Advertising)	7,557	223,914
CDW Corp. (Distribution/Wholesale)	11,679	774,901
Cephalon, Inc. * (Pharmaceuticals)	8,244	419,455
Certegy, Inc. (Software)	8,931	317,318
Charles River Laboratories International, Inc. * (Biotechnology)	8,931	410,916
Cheesecake Factory, Inc. * (Retail)	10,992	356,910
Chico’s FAS, Inc. * (Retail)	12,366	563,024
Choicepoint, Inc. * (Commercial Services)	12,366	568,712
Church & Dwight, Inc. (Household Products/Wares)	8,931	300,260
Cincinnati Bell, Inc. * (Telecommunications)	34,350	142,553
Claire’s Stores, Inc. (Retail)	13,740	291,975
CNF, Inc. (Transportation)	7,557	378,606
Cognizant Technology Solutions Corp. * (Computers)	18,549	785,179
Commerce Bancorp, Inc. (Banks)	10,992	707,885
Copart, Inc. * (Retail)	12,366	325,473
Corinthian Colleges, Inc. * (Commercial Services)	12,366	233,037
Covance, Inc. * (Healthcare-Services)	8,931	346,076
Coventry Health Care, Inc. * (Healthcare-Services)	12,366	656,386
Crane Co. (Miscellaneous Manufacturing)	7,557	217,944
Cree Research, Inc. * (Semiconductors)	10,305	413,024
Crompton Corp. (Chemicals)	15,801	186,452
CSG Systems International, Inc. * (Software)	6,870	128,469
Cullen/Frost Bankers, Inc. (Banks)	7,557	367,270
CYTYC Corp. * (Healthcare-Products)	15,801	435,634
Deluxe Corp. (Commercial Services)	6,870	256,457
DENTSPLY International, Inc. (Healthcare-Products)	10,992	617,750
Developers Diversified Realty Corp. (Real Estate Investment Trust)	14,427	640,126
Diebold, Inc. (Computers)	10,305	574,298
Dollar Tree Stores, Inc. * (Retail)	15,801	453,173
Donaldson Co., Inc. (Miscellaneous Manufacturing)	11,679	380,502
DPL, Inc. (Electric)	17,862	448,515
DST Systems, Inc. * (Computers)	11,679	608,709
Dun & Bradstreet Corp. * (Software)	9,618	573,714
Dycom Industries, Inc. * (Engineering & Construction)	6,870	209,672
Eaton Vance Corp. (Diversified Financial Services)	9,618	501,579
Education Management Corp. * (Commercial Services)	10,305	340,168
Edwards Lifesciences Corp. * (Healthcare-Products)	8,244	340,147
Energizer Holdings, Inc. * (Electrical Components & Equipment)	10,992	546,193
Equitable Resources, Inc. (Pipelines)	8,931	541,754
Expeditors International of Washington, Inc. (Transportation)	15,114	844,570
Fastenal Co. (Distribution/Wholesale)	10,992	676,668
First Health Group Corp. * (Commercial Services)	13,053	244,222
FMC Technologies, Inc. * (Oil & Gas Services)	9,618	309,700
Gartner Group, Inc. * (Commercial Services)	15,801	196,880

See accompanying notes to the financial statements.

52

PROFUNDS VP ProFund VP Mid-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Gentex Corp. (Electronics)	10,992	$406,924
Graco, Inc. (Machinery-Diversified)	9,618	359,232
Grant Prideco, Inc. * (Oil & Gas Services)	17,175	344,359
GTECH Holdings Corp. (Entertainment)	16,488	427,864
Harman International Industries, Inc. (Home Furnishings)	9,618	1,221,486
Harris Corp. (Telecommunications)	9,618	594,296
Harsco Corp. (Miscellaneous Manufacturing)	5,496	306,347
Harte-Hanks, Inc. (Advertising)	11,679	303,420
Henry Schein, Inc. * (Healthcare-Products)	6,183	430,584
Herman Miller, Inc. (Office Furnishings)	9,618	265,745
Hillenbrand Industries, Inc. (Healthcare-Products)	8,931	496,028
HNI Corp. (Office Furnishings)	7,557	325,329
Hormel Foods Corp. (Food)	19,236	603,049
Hubbell, Inc.—Class B (Electrical Components & Equipment)	8,244	431,161
INAMED Corp. * (Healthcare-Products)	4,809	304,169
Integrated Circuit Systems, Inc. * (Semiconductors)	9,618	201,209
International Speedway Corp. (Entertainment)	7,557	399,010
Investors Financial Services Corp. (Banks)	9,618	480,708
ITT Educational Services, Inc. * (Commercial Services)	6,183	294,002
IVAX Corp. * (Pharmaceuticals)	35,037	554,285
J.B. Hunt Transport Services, Inc. (Transportation)	11,679	523,803
Jack Henry & Associates, Inc. (Computers)	12,366	246,207
JetBlue Airways Corp. * (Airlines)	14,427	334,995
Korn/Ferry International * (Commercial Services)	5,496	114,042
Lam Research Corp. * (Semiconductors)	19,236	556,113
Lancaster Colony Corp. (Miscellaneous Manufacturing)	4,809	206,162
Legg Mason, Inc. (Diversified Financial Services)	14,427	1,056,922
LifePoint Hospitals, Inc. * (Healthcare-Services)	5,496	191,371
Lincare Holdings, Inc. * (Healthcare-Services)	14,427	615,312
Lyondell Chemical Co. (Chemicals)	33,663	973,533
Macromedia, Inc. * (Internet)	10,305	320,692
Macrovision Corp. * (Entertainment)	6,870	176,696
Manadalay Resort Group (Lodging)	9,618	677,396
McAfee, Inc. * (Internet)	22,671	655,872
Michaels Stores, Inc. (Retail)	19,236	576,503
Micrel, Inc. * (Semiconductors)	12,366	136,273
Microchip Technology, Inc. (Semiconductors)	28,854	769,248
Moneygram International, Inc. (Software)	12,366	261,417
Murphy Oil Corp. (Oil & Gas)	13,053	1,050,114
National Instruments Corp. (Computers)	10,992	299,532
National-Oilwell, Inc. * (Oil & Gas Services)	12,366	436,396
Noble Energy, Inc. (Oil & Gas)	8,244	508,325
Nordson Corp. (Machinery-Diversified)	4,809	192,697
O’Reilly Automotive, Inc. * (Retail)	7,557	340,443
Olin Corp. (Chemicals)	9,618	211,788
Outback Steakhouse, Inc. (Retail)	10,305	471,763
Pacific Sunwear of California, Inc. * (Retail)	10,305	229,389
Packaging Corp.of America (Packaging & Containers)	15,114	355,935
Par Pharmaceutical Companies, Inc. * (Pharmaceuticals)	4,809	198,996
Patterson Dental Co. * (Healthcare-Products)	19,236	834,650
Patterson-UTI Energy, Inc. (Oil & Gas)	23,358	454,313
Peabody Energy Corp. (Coal)	8,931	722,607
Pentair, Inc. (Miscellaneous Manufacturing)	14,427	628,440
Petsmart, Inc. (Retail)	20,610	732,272
Plains Exploration & Production Co. * (Oil & Gas)	10,992	285,792
Plantronics, Inc. (Telecommunications)	6,870	284,899
Precision Castparts Corp. (Metal Fabricate/Hardware)	8,931	586,588
Protein Design Labs, Inc. * (Biotechnology)	13,740	283,868
Questar Corp. (Pipelines)	11,679	595,163
Rayonier, Inc. (Forest Products & Paper)	6,870	336,012
Reader’s Digest Association, Inc. (Media)	13,740	191,123
Regis Corp. (Retail)	6,183	285,345
Renal Care Group, Inc. * (Healthcare-Services)	9,618	346,152
Retek, Inc. * (Software)	7,557	46,476
Reynolds & Reynolds Co. (Computers)	8,931	236,761
Rollins, Inc. (Commercial Services)	6,183	162,737
Ross Stores, Inc. (Retail)	20,610	595,011
RSA Security, Inc. * (Internet)	9,618	192,937
Ruby Tuesday, Inc. (Retail)	8,931	232,920
SEI Investments Co. (Software)	14,427	604,924
Semtech Corp. * (Semiconductors)	10,305	225,370
Sepracor, Inc. * (Pharmaceuticals)	14,427	856,531
Silicon Laboratories, Inc. * (Semiconductors)	7,557	266,838
Silicon Valley Bancshares * (Banks)	4,809	215,539
Smith International, Inc. * (Oil & Gas Services)	14,427	784,973
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	8,931	162,187
Stericycle, Inc. * (Environmental Control)	6,183	284,109
TCF Financial Corp. (Banks)	19,236	618,245
Techne Corp. * (Healthcare-Products)	5,496	213,794
The Timberland Co.—Class A * (Apparel)	4,809	301,380
Thor Industries, Inc. (Home Builders)	8,244	305,440
Titan Corp. * (Aerospace/Defense)	11,679	189,200
Tootsie Roll Industries, Inc. (Food)	7,557	261,699
Transaction Systems Architect, Inc. * (Software)	5,496	109,096
Tupperware Corp. (Household Products/Wares)	8,244	170,816
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	18,549	460,015
Urban Outfitters, Inc. * (Retail)	11,679	518,548
Valassis Communications, Inc. * (Commercial Services)	6,870	240,519
Valeant Pharmaceuticals International (Pharmaceuticals)	11,679	307,742
Varco International, Inc. * (Oil & Gas Services)	13,740	400,521
Varian Medical Systems, Inc. * (Healthcare-Products)	19,236	831,765
VCA Antech, Inc. * (Pharmaceuticals)	11,679	228,908
Vertex Pharmaceuticals, Inc. * (Biotechnology)	10,992	116,185
VISX, Inc. * (Healthcare-Products)	6,870	177,727
Waddell & Reed Financial, Inc. (Diversified Financial Services)	11,679	279,011
Washington Post Co.—Class B (Media)	1,374	1,350,670
Weingarten Realty Investors (Real Estate Investment Trust)	12,366	495,877
Westamerica Bancorporation (Banks)	4,809	280,413
Western Gas Resources, Inc. (Pipelines)	10,305	301,421
Westwood One, Inc. * (Media)	13,740	370,018
Whole Foods Market, Inc. (Food)	8,931	851,570
Williams Sonoma, Inc. * (Retail)	16,488	577,740
Wilmington Trust Corp. (Banks)	9,618	347,691
Wind River Systems, Inc. * (Software)	11,679	158,250
Zebra Technologies Corp. * (Machinery-Diversified)	10,305	579,965

TOTAL COMMON STOCKS
(Cost $64,191,836)		75,290,295

Repurchase Agreements (0.6%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $465,058 (Collateralized by $474,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $474,518)	$465,000	465,000

TOTAL REPURCHASE AGREEMENTS
(Cost $465,000)		465,000

TOTAL INVESTMENT SECURITIES
(Cost $64,656,836)—100.9%.		75,755,295
Net other assets (liabilities)—(0.9)%		(677,650)

NET ASSETS—100.0%		$75,077,645

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP Mid-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $132,860)	2	$4652

*	Non-income producing security

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2004:
Advertising	0.7%
Aerospace/Defense	0.7%
Airlines	0.6%
Apparel	0.4%
Banks	5.3%
Biotechnology	1.1%
Chemicals	2.4%
Coal	1.4%
Commercial Services	5.3%
Computers	3.7%
Distribution/Wholesale	1.9%
Diversified Financial Services	2.4%
Electric	0.6%
Electrical Components & Equipment	1.8%
Electronics	1.1%
Engineering & Construction	0.3%
Entertainment	1.3%
Environmental Control	0.4%
Food	2.3%
Forest Products & Paper	0.4%
Healthcare-Products	7.1%
Healthcare-Services	3.2%
Home Builders	0.4%
Home Furnishings	1.6%
Household Products/Wares	0.8%
Insurance	1.1%
Internet	1.9%
Lodging	1.6%
Machinery-Diversified	1.5%
Media	2.5%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	3.1%
Office Furnishings	0.8%
Oil & Gas	3.1%
Oil & Gas Services	3.0%
Packaging & Containers	0.5%
Pharmaceuticals	4.3%
Pipelines	1.9%
Real Estate Investment Trust	2.1%
Retail	12.8%
Semiconductors	3.4%
Software	3.5%
Telecommunications	1.6%
Transportation	3.2%
Water	0.4%
Other **	(0.3%)

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

54

PROFUNDS VP
ProFund VP Mid-Cap Growth
Statement of Assets and Liabilities
December 31, 2004
Assets:
Investment securities, at value (cost $64,191,836)	$75,290,295
Repurchase agreements, at cost	465,000

Total Investments	75,755,295
Cash	475
Segregated cash balances with brokers for futures contracts	6,980
Dividends and interest receivable	33,018
Prepaid expenses	141

Total Assets	75,795,909

Liabilities:
Payable for capital shares redeemed	599,286
Variation margin on futures contracts	120
Advisory fees payable	49,409
Management services fees payable	9,882
Administration fees payable	1,619
Administrative services fees payable	26,571
Distribution fees payable	13,292
Other accrued expenses	18,085

Total Liabilities	718,264

Net Assets	$75,077,645

Net Assets consist of:
Capital	$68,249,006
Accumulated net realized gains (losses) on investments	(4,274,472)
Net unrealized appreciation (depreciation) on investments	11,103,111

Net Assets	$75,077,645

Shares of Beneficial Interest Outstanding	2,321,594

Net Asset Value (offering and redemption price per share)	$32.34

Statement of Operations
For the year ended December 31, 2004
Investment Income:
Dividends	$351,127
Interest	2,596

Total Investment Income	353,723

Expenses:
Advisory fees	356,079
Management services fees	71,217
Administration fees	15,680
Transfer agency fees	16,146
Administrative service fees	237,450
Distribution fees	118,693
Custody fees	37,986
Fund accounting fees	22,933
Other fees	25,273
Recoupment of prior expenses reimbursed by the Advisor	21,484

Total Expenses	922,941

Net Investment Income (Loss)	(569,218)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	762,754
Net realized gains (losses) on futures contracts	14,510
Change in net unrealized appreciation/depreciation on investments	2,607,900

Net Realized and Unrealized Gains (Losses) on Investments	3,385,164

Change in Net Assets Resulting from Operations	$2,815,946

See accompanying notes to the financial statements.

55

PROFUNDS VP ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(569,218)	$(418,644)
Net realized gains (losses) on investments	777,264	453,449
Change in net unrealized appreciation/depreciation on investments	2,607,900	7,368,754

Change in net assets resulting from operations	2,815,946	7,403,559

Distributions to Shareholders From:
Net realized gains on investments	(1,390,157)	(122,706)

Change in net assets resulting from distributions	(1,390,157)	(122,706)

Capital Transactions:
Proceeds from shares issued	380,642,405	232,374,928
Dividends reinvested	1,390,157	122,706
Cost of shares redeemed	(354,941,722)	(208,281,609)

Change in net assets resulting from capital transactions	27,090,840	24,216,025

Change in net assets	28,516,629	31,496,878
Net Assets:
Beginning of period	46,561,016	15,064,138

End of period	$75,077,645	$46,561,016

Share Transactions:
Issued	12,402,325	8,976,347
Reinvested	45,564	4,136
Redeemed	(11,688,582)	(8,063,101)

Change in shares	759,307	917,382

See accompanying notes to the financial statements.

56

PROFUNDS VP ProFund VP Mid-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$29.80		$23.36		$30.00

Investment Activities:
Net investment income (loss)	(0.36	) (b)	(0.35	) (b)	(0.21	) (b)
Net realized and unrealized gains (losses) on investments	3.62		6.87		(6.43)

Total income (loss) from investment activities	3.26		6.52		(6.64)

Distributions to Shareholders From:
Net realized gains on investments	(0.72)		(0.08)		—

Net Asset Value, End of Period	$32.34		$29.80		$23.36

Total Return	11.08%		27.91%		(22.13	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.94%		2.02%		2.22%
Net expenses (d)	1.94%		1.98%		1.98%
Net investment income (loss) (d)	(1.20)%		(1.31)%		(1.32)%

Supplemental Data:
Net assets, end of period (000’s)	$75,078		$46,561		$15,064
Portfolio turnover rate (e)	792%		678%		1,594	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

57

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index. For the year ended December 31, 2004, the Fund had a total return of 20.12% 1, compared to a return of 23.40% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date.

This small cap value index and the Fund benefited from both its value bias and its small cap focus. Value stocks outperformed growth stocks across the capitalization spectrum albeit by a small margin within the small cap segment of the market. Small cap stocks significantly outperformed large cap stocks as they were able to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Small-Cap Value	20.12%	5.72%
S&P SmallCap 600/BARRA Value Index	23.40%	9.92%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and reinvestment of the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

58

PROFUNDS VP ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
S&P SmallCap 600/BARRA Value - Composition
% of Index

Industrial	23.34%
Financial	19.74%
Consumer, Cyclical	19.29%
Consumer, Non-cyclical	13.00%
Utilities	6.72%
Technology	6.66%
Basic Materials	4.62%
Energy	3.36%
Communications	3.27%

Average Market Capitalization:	$737,870,518

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.7%)
	Shares	Value

4Kids Entertainment, Inc. * (Media)	9,088	$191,030
A.M. Castle & Co. * (Metal Fabricate/Hardware)	10,224	122,075
AAR Corp. * (Aerospace/Defense)	21,584	293,974
ABM Industries, Inc. (Commercial Services)	32,944	649,655
Accredo Health, Inc. * (Pharmaceuticals)	32,944	913,207
Actel Corp. * (Semiconductors)	17,040	298,882
Action Performance Companies, Inc. (Toys/Games/Hobbies)	12,496	137,331
Adaptec, Inc. * (Telecommunications)	74,976	569,068
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	21,584	197,062
Advanced Marketing Services, Inc. (Distribution/Wholesale)	12,496	125,710
Aeroflex, Inc. * (Telecommunications)	49,984	605,806
Agilysys, Inc. (Computers)	21,584	369,950
Albany International Corp.—Class A (Machinery-Diversified	21,584	758,894
Aleris International, Inc. * (Environmental Control)	19,312	326,759
ALLETE, Inc. (Electric)	20,448	751,464
Alliance Semiconductor Corp. * (Semiconductors)	23,856	88,267
Alpharma, Inc. (Pharmaceuticals)	35,216	596,911
American Italian Pasta Co. (Food)	12,496	290,532
American States Water Co. (Water)	11,360	295,360
Analogic Corp. (Electronics)	9,088	407,052
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	15,904	463,602
Angelica Corp. (Textiles)	5,680	153,644
Anixter International, Inc. (Telecommunications)	24,992	899,463
Apogee Enterprises, Inc. (Building Materials)	18,176	243,740
Applica, Inc. * (Home Furnishings)	15,904	96,219
Applied Industrial Technologies, Inc. (Machinery-Diversified)	20,448	560,275
AptarGroup, Inc. (Miscellaneous Manufacturing)	23,856	1,259,120
Arch Chemicals, Inc. (Chemicals)	15,904	457,717
Arkansas Best Corp. (Transportation)	17,040	764,926
ArQule, Inc. * (Biotechnology)	19,312	111,816
Ashworth, Inc. * (Apparel)	9,088	98,968
Astec Industries, Inc. * (Machinery-Construction & Mining)	13,632	234,607
Atmos Energy Corp. (Gas)	51,120	1,398,133
Audiovox Corp.—Class A * (Telecommunications)	15,904	250,965
Avista Corp. (Electric)	32,944	582,120
Axcelis Technologies, Inc. * (Semiconductors)	67,024	544,905
Aztar Corp. * (Lodging)	23,856	833,051
BankUnited Financial Corp.—Class A * (Savings & Loans)	20,448	653,314
Barnes Group, Inc. (Miscellaneous Manufacturing)	15,904	421,615
Bassett Furniture Industries, Inc. (Home Furnishings)	7,952	156,058
Bel Fuse, Inc.—Class B (Electronics)	7,952	268,698
Belden, Inc. (Electrical Components & Equipment)	31,808	737,945
Bell Microproducts, Inc. * (Distribution/Wholesale)	19,312	185,781
Benchmark Electronics, Inc. * (Electronics)	28,400	968,439
Black Box Corp. (Telecommunications)	11,360	545,507
Boston Communications Group, Inc. * (Telecommunications)	11,360	104,966
Boston Private Financial Holdings, Inc. (Banks)	18,176	512,018
Bowne & Co., Inc. (Commercial Services)	23,856	387,899
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	10,224	198,346
Briggs & Stratton Corp. (Machinery-Diversified)	35,216	1,464,282
Brookline Bancorp, Inc. (Savings & Loans)	39,760	648,883
Brooks Automation, Inc. * (Semiconductors)	29,536	508,610
Brooktrout, Inc.—Class B * (Computers)	9,088	109,147
Brown Shoe Company, Inc. (Retail)	12,496	372,756
Brush Engineered Materials, Inc. * (Mining)	12,496	231,176
Buckeye Technologies, Inc. * (Forest Products & Paper)	24,992	325,146
Building Materials Holding Corp. (Distribution/Wholesale)	9,088	347,980
Burlington Coat Factory Warehouse Corp. (Retail)	30,672	696,254
C&D Technologies, Inc. (Electrical Components & Equipment)	17,040	290,362
C-COR.net Corp. * (Telecommunications)	29,536	274,685
Cambrex Corp. (Biotechnology)	18,176	492,570
Capital Automotive (Real Estate Investment Trust)	29,536	1,049,266
Captaris, Inc. * (Software)	20,448	105,512
Caraustar Industries, Inc. * (Forest Products & Paper)	19,312	324,828
Carpenter Technology Corp. (Iron/Steel)	15,904	929,747
Cascade Natural Gas Corp. (Gas)	7,952	168,582
Casey’s General Stores, Inc. (Retail)	34,080	618,552
Cash America International, Inc. (Retail)	19,312	574,146
CDI Corp. (Commercial Services)	13,632	291,452
Central Parking Corp. (Commercial Services)	24,992	378,629
Central Vermont Public Service Corp. (Electric)	7,952	184,964
Century Aluminum Co. * (Mining)	21,584	566,796

See accompanying notes to the financial statements.

59

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued

	Shares	Value

CH Energy Group, Inc. (Electric)	10,224	$491,263
Checkpoint Systems, Inc. * (Electronics)	24,992	451,106
Chemed Corp. (Commercial Services)	7,952	533,659
Chesapeake Corp. (Packaging & Containers)	13,632	370,245
Chittenden Corp. (Banks)	31,808	913,844
Ciber, Inc. * (Computers)	42,032	405,188
CLECO Corp. (Electric)	32,944	667,445
Coachmen Industries, Inc. (Home Builders)	10,224	177,489
Coherent, Inc. * (Electronics)	20,448	622,437
Cohu, Inc. (Semiconductors)	14,768	274,094
Colonial Properties Trust (Real Estate Investment Trust)	18,176	713,772
Commercial Federal Corp. (Savings & Loans)	26,128	776,263
Commercial Metals Co. (Metal Fabricate/Hardware)	19,312	976,415
Commercial NET Lease Realty (Real Estate Investment Trust)	35,216	725,450
Community Bank System, Inc. (Banks)	20,448	577,656
Concord Communications, Inc. * (Software)	12,496	138,456
CONMED Corp. * (Healthcare-Products)	20,448	581,132
Consolidated Graphics, Inc. * (Commercial Services)	9,088	417,139
Corn Products International, Inc. (Food)	24,992	1,338,571
Cross Country Healthcare, Inc. * (Commercial Services)	21,584	390,239
CRT Properties, Inc. (Real Estate Investment Trust)	18,176	433,679
CTS Corp. (Electronics)	23,856	317,046
Cubic Corp. (Electronics)	18,176	457,490
Curative Health Services, Inc. * (Pharmaceuticals)	9,088	62,253
Curtiss-Wright Corp. (Aerospace/Defense)	14,768	847,831
Cymer, Inc. * (Electronics)	24,992	738,263
Datascope Corp. (Healthcare-Products)	10,224	405,791
Delphi Financial Group, Inc.—Class A (Insurance)	21,584	996,102
Department 56, Inc. * (Toys/Games/Hobbies)	9,088	151,315
Digital Insight Corp. * (Internet)	23,856	438,950
Dime Community Bancshares, Inc. (Savings & Loans)	24,992	447,607
DIMON, Inc. (Agriculture)	30,672	206,116
DJ Orthopedics, Inc. * (Healthcare-Products)	14,768	316,331
Downey Financial Corp. (Savings & Loans)	19,312	1,100,783
Dress Barn, Inc. * (Retail)	20,448	359,885
Drill-Quip, Inc. * (Oil & Gas Services)	11,360	275,594
DRS Technologies, Inc. * (Aerospace/Defense)	18,176	776,297
DSP Group, Inc. * (Semiconductors)	19,312	431,237
DuPont Photomasks, Inc. * (Semiconductors)	12,496	330,019
El Paso Electric Co. * (Electric)	31,808	602,444
Electro Scientific Industries, Inc. * (Electronics)	19,312	381,605
EMCOR Group, Inc. * (Engineering & Construction)	10,224	461,920
Enesco Group, Inc. * (Housewares)	10,224	82,610
Entertainment Properties Trust (Real Estate Investment Trust)	17,040	759,132
EPIQ Systems, Inc. * (Software)	12,496	182,941
ESS Technology, Inc. * (Semiconductors)	27,264	193,847
Esterline Technologies Corp. * (Aerospace/Defense)	17,040	556,356
Exar Corp. * (Semiconductors)	28,400	402,996
Fedders Corp. (Home Furnishings)	20,448	74,022
FEI Co. * (Electronics)	22,720	477,120
Financial Federal Corp. * (Diversified Financial Services)	11,360	445,312
FindWhat.com * (Internet)	20,448	362,543
First Republic Bank (Banks)	11,360	602,080
FirstFed Financial Corp. * (Savings & Loans)	11,360	589,243
Flagstar Bancorp, Inc. (Savings & Loans)	40,896	924,250
Flowers Foods, Inc. (Food)	29,536	932,747
Fred’s, Inc. (Retail)	26,128	454,627
Fremont General Corp. (Banks)	52,256	1,315,806
Frontier Airlines, Inc. * (Airlines)	23,856	272,197
Fuller (H.B.) Co. (Chemicals)	19,312	550,585
G & K Services, Inc. (Textiles)	13,632	591,901
Gables Residential Trust (Real Estate Investment Trust)	19,312	691,176
GameStop Corp. * (Retail)	34,080	763,733
Gardner Denver, Inc. * (Machinery-Diversified)	13,632	494,705
General Communication, Inc.—Class A * (Telecommunications)	39,760	438,950
Gentiva Health Services, Inc. * (Healthcare-Services)	15,904	265,915
Gerber Scientific, Inc. * (Machinery-Diversified)	14,768	112,384
Glenborough Realty Trust, Inc. (Real Estate Investment Trust)	21,584	459,308
Gold Banc Corp., Inc. (Banks)	27,264	398,600
Goody’s Family Clothing, Inc. (Retail)	21,584	197,278
Great Atlantic & Pacific Tea Co. * (Food)	26,128	267,812
Green Mountain Power Corp. (Electric)	3,408	98,253
Griffon Corp. * (Miscellaneous Manufacturing)	19,312	521,424
Group 1 Automotive, Inc. * (Retail)	15,904	500,976
Gymboree Corp. * (Apparel)	20,448	262,143
Haggar Corp. (Apparel)	4,544	106,689
Hain Celestial Group, Inc. * (Food)	24,992	516,585
Hancock Fabrics, Inc. (Retail)	12,496	129,584
Haverty Furniture Companies, Inc. (Retail)	14,768	273,208
Hooper Holmes, Inc. (Commercial Services)	44,304	262,280
Hughes Supply, Inc. (Distribution/Wholesale)	44,304	1,433,234
Hutchinson Technology, Inc. * (Computers)	17,040	589,072
ICU Medical, Inc. * (Healthcare-Products)	9,088	248,466
Imagistics International, Inc. * (Office/Business Equipment)	11,360	382,378
Input/Output, Inc. * (Oil & Gas Services)	52,256	461,943
Insight Enterprises, Inc. * (Retail)	32,944	676,011
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	18,176	412,050
Insurance Auto Auctions, Inc. * (Commercial Services)	7,952	178,284
Intrado, Inc. * (Telecommunications)	11,360	137,456
Invacare Corp. (Healthcare-Products)	21,584	998,475
Investment Technology Group, Inc. * (Diversified Financial Services)	28,400	568,000
Ionics, Inc. * (Environmental Control)	15,904	689,279
Irwin Financial Corp. (Banks)	19,312	548,268
Itron, Inc. * (Electronics)	14,768	353,103
J & J Snack Foods Corp. (Food)	5,680	278,490
J. Jill Group, Inc. * (Retail)	13,632	202,980
Jack in the Box, Inc. * (Retail)	24,992	921,455
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	18,176	401,872
JDA Software Group, Inc. * (Software)	19,312	263,029
Jo-Ann Stores, Inc. * (Retail)	14,768	406,711
K2, Inc. * (Leisure Time)	31,808	505,111
Kaman Corp.—Class A (Aerospace/Defense)	15,904	201,186
Kansas City Southern Industries, Inc. * (Transportation)	42,032	745,227
Kellwood Co. (Apparel)	18,176	627,072
Kopin Corp. * (Semiconductors)	47,712	184,645
La-Z-Boy, Inc. (Home Furnishings)	35,216	541,270
Laclede Group, Inc. (Gas)	13,632	424,637
LandAmerica Financial Group, Inc. (Insurance)	12,496	673,909
Landry’s Restaurants, Inc. (Retail)	18,176	528,195
Lennox International, Inc. (Building Materials)	40,896	832,234
Lexington Corporate Properties Trust (Real Estate Investment Trust)	32,944	743,876
Libbey, Inc. (Housewares)	9,088	201,844
Linens ‘n Things, Inc. * (Retail)	30,672	760,666
Lone Star Steakhouse & Saloon, Inc. (Retail)	13,632	381,696
Longs Drug Stores Corp. (Retail)	24,992	689,029
Lydall, Inc. * (Miscellaneous Manufacturing)	11,360	134,730
M.D.C.Holdings, Inc. (Home Builders)	21,584	1,865,720

See accompanying notes to the financial statements.

60

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued

	Shares	Value

MAF Bancorp, Inc. (Savings & Loans)	22,720	$1,018,310
MagneTek, Inc. * (Electrical Components & Equipment)	19,312	133,253
MapInfo Corp. * (Software)	13,632	163,311
Marcus Corp. (Lodging)	20,448	514,063
Material Sciences Corp. * (Iron/Steel)	10,224	183,930
Maverick Tube Corp. * (Oil & Gas Services)	28,400	860,520
Maximus, Inc. * (Commercial Services)	14,768	459,580
Meade Instruments Corp. * (Electronics)	13,632	46,758
Mesa Air Group, Inc. * (Airlines)	21,584	171,377
Methode Electronics, Inc.—Class A (Electronics)	23,856	306,550
Mobile Mini, Inc. * (Storage/Warehousing)	10,224	337,801
Monaco Coach Corp. (Home Builders)	19,312	397,248
Moog, Inc.—Class A * (Aerospace/Defense)	17,040	772,764
Movie Gallery, Inc. (Retail)	20,448	389,943
MRO Software, Inc. * (Software)	17,040	221,861
Mueller Industries, Inc. (Metal Fabricate/Hardware)	24,992	804,742
Multimedia Games, Inc. * (Leisure Time)	19,312	304,357
Myers Industries, Inc. (Miscellaneous Manufacturing)	22,720	290,816
Nash Finch Co. (Food)	7,952	300,268
National Presto Industries, Inc. (Housewares)	4,544	206,752
NCO Group, Inc. * (Commercial Services)	21,584	557,946
NDCHealth Corp. (Software)	23,856	443,483
Network Equipment Technologies, Inc. * (Telecommunications)	17,040	167,333
Northwest Natural Gas Co. (Gas)	18,176	613,258
NYFIX, Inc. * (Computers)	21,584	133,605
O’Charley’s, Inc. * (Retail)	14,768	288,714
Oceaneering International, Inc. * (Oil & Gas Services)	17,040	635,933
Offshore Logistics, Inc. * (Transportation)	15,904	516,403
OM Group, Inc. * (Chemicals)	19,312	626,095
On Assignment, Inc. * (Commercial Services)	17,040	88,438
Orthodontic Centers of America, Inc. * (Healthcare-Services)	34,080	216,408
Osteotech, Inc. * (Healthcare-Products)	11,360	62,480
Owens & Minor, Inc. (Distribution/Wholesale)	26,128	736,026
PAREXEL International Corp. * (Commercial Services)	17,040	345,912
Park Electrochemical Corp. (Electronics)	13,632	295,542
Parkway Properties, Inc. (Real Estate Investment Trust)	7,952	403,564
Paxar Corp. * (Electronics)	27,264	604,443
PC-Tel, Inc. * (Internet)	13,632	108,102
Pediatrix Medical Group, Inc. * (Healthcare-Services)	14,768	945,891
Pegasus Systems, Inc. * (Leisure Time)	14,768	186,077
Penford Corp. (Chemicals)	5,680	89,346
Pep Boys-Manny, Moe & Jack (Retail)	38,624	659,312
Performance Food Group Co. * (Food)	31,808	855,953
Pericom Semiconductors Corp. * (Semiconductors)	18,176	171,400
Phoenix Technologies, Ltd. * (Software)	17,040	140,750
Photon Dynamics, Inc. * (Electronics)	11,360	275,821
Photronics, Inc. * (Semiconductors)	21,584	356,136
Piedmont Natural Gas Company, Inc. (Gas)	52,256	1,214,429
Pinnacle Entertainment, Inc. * (Entertainment)	23,856	471,872
Pinnacle Systems, Inc. * (Software)	46,576	284,114
Piper Jaffray * (Diversified Financial Services)	13,632	653,655
Planar Systems, Inc. * (Electronics)	10,224	114,816
PolyOne Corp. * (Chemicals)	61,344	555,777
Pope & Talbot, Inc. (Forest Products & Paper)	11,360	194,370
Presidential Life Corp. (Insurance)	19,312	327,532
PRG-Schultz International, Inc. * (Commercial Services)	42,032	211,421
Priority Healthcare Corp.— Class B * (Pharmaceuticals)	29,536	642,999
ProAssurance Corp. * (Insurance)	19,312	755,292
Provident Bankshares Corp. (Banks)	22,720	826,326
Province Healthcare Co. * (Healthcare-Services)	34,080	761,688
Quaker Chemical Corp. (Chemicals)	6,816	169,309
Quanex Corp. (Metal Fabricate/Hardware)	11,360	778,955
Radiant Systems, Inc. * (Computers)	18,176	118,326
RadiSys Corp. * (Computers)	12,496	244,297
Regal-Beloit Corp. (Hand/Machine Tools)	17,040	487,344
RehabCare Group, Inc. * (Healthcare-Services)	11,360	317,966
Reliance Steel & Aluminum Co. (Iron/Steel)	21,584	840,913
Rewards Network, Inc. * (Commercial Services)	17,040	119,280
Riggs National Corp. (Banks)	21,584	458,876
RLI Corp. (Insurance)	17,040	708,353
Robbins & Myers, Inc. (Machinery-Diversified)	10,224	243,638
Rock-Tenn Co. (Forest Products & Paper)	23,856	361,656
RTI International Metals, Inc. * (Mining)	14,768	303,335
Rudolph Technologies, Inc. * (Semiconductors)	11,360	195,051
Russ Berrie & Company, Inc. (Household Products/Wares)	13,632	311,355
Russell Corp. (Apparel)	21,584	420,456
Ryan’s Restaurant Group, Inc. * (Retail)	28,400	437,928
Ryerson Tull, Inc. (Iron/Steel)	17,040	268,380
Savient Pharmaceuticals, Inc. * (Biotechnology)	40,896	110,828
SBS Technologies, Inc. * (Electronics)	10,224	142,727
School Specialty, Inc. * (Retail)	15,904	613,258
Schulman (A.), Inc. (Chemicals)	20,448	437,792
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	10,224	347,105
SCPIE Holdings, Inc. * (Insurance)	6,816	67,478
SEACOR SMIT, Inc. * (Oil & Gas Services)	12,496	667,286
Selective Insurance Group, Inc. (Insurance)	19,312	854,363
Shaw Group, Inc. * (Engineering & Construction)	43,168	770,549
Shopko Stores, Inc. * (Retail)	20,448	381,969
Shurgard Storage Centers, Inc.—Class A (Real Estate Investment Trust)	31,808	1,399,870
Skyline Corp. (Home Builders)	5,680	231,744
SkyWest, Inc. (Airlines)	38,624	774,798
Skyworks Solutions, Inc. * (Semiconductors)	104,512	985,549
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	20,448	612,213
Sola International, Inc. * (Healthcare-Products)	21,584	594,423
Sonic Automotive, Inc. (Retail)	28,400	704,320
Sourcecorp * (Commercial Services)	10,224	195,381
South Financial Group, Inc. (Banks)	47,712	1,552,071
Southern Union Co. * (Gas)	55,663	1,334,799
Southwest Gas Corp. (Gas)	23,856	605,942
Sovran Self Storage, Inc. (Real Estate Investment Trust)	10,224	430,839
Spherion Corp. * (Commercial Services)	40,896	343,526
Spinnaker Exploration Co. * (Oil & Gas)	22,720	796,790
SPSS, Inc. * (Software)	11,360	177,670
Stage Stores, Inc. * (Retail)	12,496	518,834
Standard Microsystems Corp. * (Semiconductors)	12,496	222,804
Standard Motor Products, Inc. (Auto Parts & Equipment)	13,632	215,386
Standard Pacific Corp. (Home Builders)	22,720	1,457,261
Standard Register Co. (Household Products/Wares)	19,312	272,685
Standex International Corp. (Miscellaneous Manufacturing)	7,952	226,552
Steel Technologies, Inc. (Iron/Steel)	9,088	250,011
Sterling Bancshares, Inc. (Banks)	30,672	437,689
Sterling Financial Corp.—Spokane * (Savings & Loans)	15,904	624,391
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	19,312	390,682
Stewart Information Services Corp. (Insurance)	12,496	520,458
Stone Energy Corp. * (Oil & Gas)	18,176	819,557
Stride Rite Corp. (Apparel)	24,992	279,161

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued

	Shares	Value

Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	18,176	$164,129
Sunrise Assisted Living, Inc. * (Healthcare-Services)	13,632	631,980
Superior Industries International, Inc. (Auto Parts & Equipment)	17,040	495,012
Susquehanna Bancshares, Inc. (Banks)	31,808	793,610
Swift Energy Co. * (Oil & Gas)	19,312	558,889
SWS Group, Inc. (Diversified Financial Services)	11,360	249,011
Symmetricom, Inc. * (Telecommunications)	30,672	297,825
TBC Corp. * (Retail)	14,768	410,550
Technitrol, Inc. * (Electronics)	27,264	496,205
Tetra Tech, Inc. * (Environmental Control)	37,488	627,549
Texas Industries, Inc. (Building Materials)	14,768	921,228
The Men’s Wearhouse, Inc. * (Retail)	23,856	762,438
The Steak n Shake Co. * (Retail)	18,176	364,974
Theragenics Corp. * (Pharmaceuticals)	20,448	83,019
Thomas Industries, Inc. (Machinery-Diversified)	11,360	453,491
THQ, Inc. * (Software)	26,128	599,377
Timken Co. (Metal Fabricate/Hardware)	61,344	1,596,171
Tollgrade Communications, Inc. * (Telecommunications)	9,088	111,237
Tredegar Corp. (Miscellaneous Manufacturing)	26,128	528,047
Triumph Group, Inc. * (Aerospace/Defense)	10,224	403,848
UGI Corp. (Gas)	34,080	1,394,213
UICI (Insurance)	30,672	1,039,781
UIL Holdings Corp. (Electric)	10,224	524,491
Ultratech Stepper, Inc. * (Semiconductors)	15,904	299,790
Umpqua Holdings Corp. (Banks)	30,672	773,241
Unisource Energy Corp. (Electric)	22,720	547,779
United Stationers, Inc. * (Distribution/Wholesale)	22,720	1,049,664
United Surgical Partners International, Inc. * (Healthcare-Services)	19,312	805,310
Universal Forest Products, Inc. (Building Materials)	12,496	542,326
URS Corp. * (Engineering & Construction)	29,536	948,106
USF Corp. (Transportation)	19,312	732,890
Valmont Industries, Inc. (Metal Fabricate/Hardware)	15,904	399,349
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	24,992	920,955
Veeco Instruments, Inc. * (Semiconductors)	20,448	430,839
Veritas DGC, Inc. * (Oil & Gas Services)	22,720	509,155
Verity, Inc. * (Internet)	24,992	327,895
Viad Corp. (Commercial Services)	14,768	420,740
Viasys Healthcare, Inc. * (Healthcare-Products)	20,448	388,512
Vicor Corp. (Electrical Components & Equipment)	28,400	372,323
Vital Signs, Inc. (Healthcare-Products)	9,088	353,705
Volt Information Sciences, Inc. * (Commercial Services)	10,224	300,483
W-H Energy Services, Inc. * (Oil & Gas Services)	18,176	406,415
Waste Connections, Inc. * (Environmental Control)	32,944	1,128,332
Watsco, Inc. (Distribution/Wholesale)	18,176	640,159
Watts Industries, Inc.—Class A (Electronics)	21,584	695,867
Waypoint Financial Corp. (Savings & Loans)	22,720	644,112
Wellman, Inc. (Chemicals)	21,584	230,733
Whitney Holding Corp. (Banks)	28,400	1,277,716
Wilson Greatbatch Technologies, Inc. * (Electrical Components & Equipment)	14,768	331,099
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	10,224	131,992
Woodward Governor Co. (Electronics)	7,952	569,443
Yellow Roadway Corp. * (Transportation)	32,944	1,835,310
Zale Corp. * (Retail)	35,216	1,051,901
Zenith National Insurance Corp. (Insurance)	12,496	622,801
TOTAL COMMON STOCKS
(Cost $154,500,055)		178,613,575

Repurchase Agreements (0.3%)
	Principal
	Amount	Value

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $524,066 (Collateralized by$534,000 Federal National Mortgage Association, 3.25%, 6/28/06 market value $534,583)	$524,000	$524,000

TOTAL REPURCHASE AGREEMENTS
(Cost $524,000)		524,000

TOTAL INVESTMENT SECURITIES
(Cost $155,024,055)—100.0%		179,137,575
Net other assets (liabilities)—( NM)		24,179

NET ASSETS—100.0%		$179,161,754

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $130,420)	2	$4,562

* Non-income producing security
NM Not meaningful, amount is less than 0.05%.

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Aerospace/Defense		2.2%
Agriculture		0.1%
Airlines		0.6%
Apparel		1.0%
Auto Parts & Equipment		0.4%
Banks		6.0%
Biotechnology		0.4%
Building Materials		1.4%
Chemicals		1.7%
Commercial Services		3.6%
Computers		1.1%
Distribution/Wholesale		2.5%
Diversified Financial Services		1.1%
Electric		2.5%
Electrical Components & Equipment		1.2%
Electronics		5.0%
Engineering & Construction		1.4%
Entertainment		0.3%
Environmental Control		1.5%
Food		2.7%
Forest Products & Paper		0.9%
Gas		4.0%
Hand/Machine Tools		0.3%
Healthcare-Products		2.2%
Healthcare-Services		2.2%
Home Builders		2.3%
Home Furnishings		0.5%
Household Products/Wares		0.3%
Housewares		0.3%
Insurance		3.7%
Internet		0.7%
Iron/Steel		1.4%

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2004

Leisure Time	0.6%
Lodging	0.8%
Machinery-Construction & Mining	0.1%
Machinery-Diversified	2.5%
Media	0.1%
Metal Fabricate/Hardware	2.7%
Mining	0.6%
Miscellaneous Manufacturing	2.3%
Office/Business Equipment	0.2%
Oil & Gas	1.2%
Oil & Gas Services	2.1%
Packaging & Containers	0.2%
Pharmaceuticals	1.4%
Real Estate Investment Trust	4.4%
Retail	9.0%
Saving & Loans	4.4%
Semiconductors	3.8%
Software	1.5%
Storage/Warehousing	0.2%
Telecommunications	2.5%
Textiles	0.4%
Toys/Games/Hobbies	0.4%
Transportation	2.6%
Water	0.2%
Other **	0.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

63

PROFUNDS VP ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $154,500,055)	$178,613,575
Repurchase agreements, at cost	524,000

Total Investments	179,137,575
Segregated cash balances with brokers for futures contracts	6,640
Dividends and interest receivable	145,298
Receivable for capital shares issued	183,055
Prepaid expenses	350

Total Assets	179,472,918

Liabilities:
Cash overdraft	3,863
Payable for capital shares redeemed	246
Variation margin on futures contracts	400
Advisory fees payable	126,426
Management services fees payable	25,285
Administration fees payable	4,274
Administrative services fees payable	70,370
Distribution fees payable	36,099
Other accrued expenses	44,201

Total Liabilities	311,164

Net Assets	$179,161,754

Net Assets consist of:
Capital	$166,804,177
Accumulated net realized gains (losses) on investments	(11,760,505)
Net unrealized appreciation (depreciation) on investments	24,118,082

Net Assets	$179,161,754

Shares of Beneficial Interest Outstanding	5,341,821

Net Asset Value (offering and redemption price per share)	$33.54

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$1,431,951
Interest	3,335

Total Investment Income	1,435,286

Expenses:
Advisory fees	754,063
Management services fees	150,814
Administration fees	33,160
Transfer agency fees	34,296
Administrative service fees	498,601
Distribution fees	251,354
Custody fees	84,234
Fund accounting fees	48,711
Other fees	53,279
Recoupment of prior expenses reimbursed by the Advisor	55,430

Total Expenses.	1,963,942

Net Investment Income (Loss)	(528,656)

Realized and Unrealized Gains (Losses) on
Investments:
Net realized gains (losses) on investment securities	(2,508,343)
Net realized gains (losses) on futures contracts	17,321
Change in net unrealized appreciation/depreciation on investments	11,357,280

Net Realized and Unrealized Gains (Losses) on Investments	8,866,258

Change in Net Assets Resulting from Operations	$8,337,602

See accompanying notes to the financial statements.

64

PROFUNDS VP ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(528,656)	$(345,470)
Net realized gains (losses) on investments	(2,491,022)	(11,205)
Change in net unrealized appreciation/depreciation on investments	11,357,280	11,854,371

Change in net assets resulting from operations	8,337,602	11,497,696

Distributions to Shareholders From:
Net realized gains on investments	(3,843,186)	—

Change in net assets resulting from distributions	(3,843,186)	—

Capital Transactions:
Proceeds from shares issued	894,016,575	495,634,985
Dividends reinvested	3,843,186	—
Cost of shares redeemed	(870,366,455)	(389,124,083)

Change in net assets resulting from capital transactions	27,493,306	106,510,902

Change in net assets	31,987,722	118,008,598
Net Assets:
Beginning of period	147,174,032	29,165,434

End of period	$179,161,754	$147,174,032

Share Transactions:
Issued	28,993,328	19,628,028
Reinvested	121,620	—
Redeemed	(28,852,967)	(15,903,875)

Change in shares	261,981	3,724,153

See accompanying notes to the financial statements.

65

PROFUNDS VP ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002( a) through December 31, 2002

Net Asset Value, Beginning of Period	$28.97		$21.51		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)( b)	(0.22	)( b)	(0.09	)( b)
Net realized and unrealized gains (losses) on investments	5.92		7.68		(8.40)

Total income (loss) from investment activities	5.76		7.46		(8.49)

Distributions to Shareholders From:
Net realized gains on investments	(1.19)		—		—

Net Asset Value, End of Period	$33.54		$28.97		$21.51

Total Return	20.12%		34.68%		(28.30	)%( c)

Ratios to Average Net Assets:
Gross expenses( d)	1.95%		2.08%		2.45%
Net expenses( d)	1.95%		1.98%		1.98%
Net investment income (loss)( d)	(0.53)%		(0.87)%		(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$179,162		$147,174		$29,165
Portfolio turnover rate( e)	819%		906%		1,253	%( c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

66

ProFund VP Small-Cap Growth

The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index. For the year ended December 31, 2004, the Fund had a total return of 19.80% 1, compared to a return of 22.10% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date.

This small cap growth index and the Fund benefited from its small cap focus, but was slightly negatively impacted by its growth tilt. The net result was a return that comfortably outpaced broader U.S. equity market measures. Value stocks outperformed growth stocks across the capitalization spectrum albeit by a small margin within the small cap segment of the market. Small cap stocks significantly outperformed large cap stocks as they were able to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Small-Cap Growth	19.80%	8.78%
S&P SmallCap 600/BARRA Growth Index	22.10%	11.82%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

67

PROFUNDS VP ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P Small-Cap 600/Barra Growth Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/BARRA Growth - Composition
% of Index

Consumer, Non-cyclical	22.25%
Consumer, Cyclical	20.03%
Industrial	17.90%
Technology	12.72%
Financial	10.95%
Energy	9.04%
Communications	3.32%
Basic materials	2.52%
Utilities	1.27%

Average Market Capitalization:	$1,092,548,970

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.7%)
	Shares	Value

Aaron Rents, Inc. (Commercial Services)	39,858	$996,450
Acuity Brands, Inc. (Miscellaneous Manufacturing)	34,164	1,086,415
Administaff, Inc. * (Commercial Services)	20,878	263,272
Advanced Medical Optics, Inc. * (Healthcare-Products)	28,470	1,171,256
ADVO, Inc. (Advertising)	24,674	879,628
Altiris, Inc. * (Software)	20,878	739,708
AMCOL International Corp. (Mining)	22,776	457,570
Amedisys, Inc. * (Healthcare-Services)	11,388	368,857
American Healthways, Inc. * (Healthcare-Services)	26,572	877,939
American Medical Systems Holdings, Inc. *(Healthcare-Products)	26,572	1,110,975
AMERIGROUP Corp. *(Healthcare-Services)	20,878	1,579,629
AmSurg Corp. * (Healthcare-Services)	22,776	672,803
ANSYS, Inc. *(Software)	24,674	791,048
Applied Signal Technology, Inc. (Telecommunications)	9,490	334,523
Arbitron, Inc. *(Commercial Services)	24,674	966,727
Arctic Cat, Inc. (Leisure Time)	17,082	453,015
Argosy Gaming Co. *(Entertainment)	22,776	1,063,639
Armor Holdings, Inc. *(Aerospace/Defense)	26,572	1,249,415
Artesyn Technologies, Inc. *(Electrical Components & Equipment)	32,266	364,606
ArthroCare Corp. *(Healthcare-Products)	18,980	608,499
ATMI, Inc. * (Semiconductors)	24,674	555,905
Atwood Oceanics, Inc. *(Oil & Gas)	11,388	593,315
Avid Technology, Inc. *(Software)	26,572	1,640,821
Baldor Electric Co. (Hand/Machine Tools)	26,572	731,527
Bally Total Fitness Holding Corp. *(Leisure Time)	26,572	112,665
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	47,450	944,255
BEI Technologies, Inc. (Electronics)	11,388	351,661
Biolase Technology, Inc. (Healthcare-Products)	18,980	206,313
Biosite Diagnostics, Inc. *(Healthcare-Products)	13,286	817,620
Brady Corp.—Class A (Electronics)	18,980	1,187,579
Cabot Oil & Gas Corp. (Oil & Gas)	26,572	1,175,811
CACI International, Inc.—Class A *(Computers)	22,776	1,551,729
Cal Dive International, Inc. *(Oil & Gas Services)	30,368	1,237,495
CARBO Ceramics, Inc. (Oil & Gas Services)	13,286	916,734
Carreker Corp. * (Computers)	18,980	163,228
Catapult Communications Corp. * (Computers)	11,388	275,134
CEC Entertainment, Inc. * (Retail)	28,470	1,137,946
Centene Corp. * (Healthcare-Services)	34,164	968,549
Ceradyne, Inc. * (Miscellaneous Manufacturing)	13,286	760,092
Cerner Corp. * (Software)	28,470	1,513,750
Champion Enterprises, Inc. * (Home Builders)	56,940	673,031
Christopher & Banks Corp. (Retail)	28,470	525,272
Cimarex Energy Co. * (Oil & Gas)	34,164	1,294,816
Clarcor, Inc. (Miscellaneous Manufacturing)	20,878	1,143,488
Cleveland-Cliffs, Inc. (Iron/Steel)	9,490	985,631
Cognex Corp. (Machinery-Diversified)	36,062	1,006,130
Coinstar, Inc. * (Commercial Services)	18,980	509,233
Commonwealth Telephone Enterprises, Inc. * (Telecommunications)	17,082	848,291
Cooper Companies, Inc. (Healthcare-Products)	26,572	1,875,718
Cost Plus, Inc. * (Retail)	17,082	548,845
CPI Corp. (Commercial Services)	5,694	77,381
CryoLife, Inc. * (Biotechnology)	18,980	134,189
Cuno, Inc. * (Miscellaneous Manufacturing)	13,286	789,188
Cyberonics, Inc. * (Healthcare-Products)	18,980	393,266
Daktronics, Inc. * (Electronics)	15,184	377,930
Delta & Pine Land Co. (Agriculture)	30,368	828,439
Deltic Timber Corp. (Forest Products & Paper)	9,490	402,851
Dendrite International, Inc. * (Software)	34,164	662,782
Diagnostic Products Corp. (Healthcare-Products)	22,776	1,253,819
Digi International, Inc. * (Software)	17,082	293,640
Dionex Corp. * (Electronics)	17,082	968,037
East-West Bancorp, Inc. (Banks)	41,756	1,752,082
EDO Corp. (Aerospace/Defense)	15,184	482,092
eFunds Corp. * (Software)	39,858	956,991
EGL, Inc. * (Transportation)	41,756	1,248,087
Electronics Boutique Holdings Corp. * (Retail)	18,980	815,001
ElkCorp (Building Materials)	15,184	519,596
Energen Corp. (Gas)	28,470	1,678,306
Engineered Support Systems, Inc. (Aerospace/Defense)	20,878	1,236,395
Enzo Biochem, Inc. * (Biotechnology)	26,572	517,357
Essex Property Trust, Inc. (Real Estate Investment Trust)	18,980	1,590,524
Ethan Allen Interiors, Inc. (Home Furnishings)	28,470	1,139,369
FactSet Research Systems, Inc. (Computers)	24,674	1,441,949
Filenet Corp. * (Software)	32,266	831,172
First BanCorp (Banks)	32,266	2,049,213
First Midwest Bancorp, Inc. (Banks)	37,960	1,377,568
Fleetwood Enterprises, Inc. * (Home Builders)	43,654	587,583

See accompanying notes to the financial statements.

68

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

FLIR Systems, Inc. * (Electronics)	26,572	$1,695,028
Florida Rock Industries, Inc. (Building Materials)	34,164	2,033,783
Forward Air Corp. * (Transportation)	17,082	763,565
Fossil, Inc. * (Household Products/Wares)	56,940	1,459,941
Frontier Oil Corp. (Oil & Gas)	20,878	556,607
GenCorp, Inc. (Aerospace/Defense)	41,756	775,409
Genesco, Inc. * (Retail)	17,082	531,933
Georgia Gulf Corp. (Chemicals)	26,572	1,323,286
Global Imaging Systems, Inc. * (Office/Business Equipment)	18,980	749,710
Global Payments, Inc. (Software)	30,368	1,777,742
Guitar Center, Inc. * (Retail)	20,878	1,100,062
Haemonetics Corp. * (Healthcare-Products)	20,878	755,992
Harland (John H.) Co. (Household Products/Wares)	22,776	822,214
Harmonic, Inc. * (Telecommunications)	56,940	474,880
Headwaters, Inc. * (Energy-Alternate Sources)	26,572	757,302
Heartland Express, Inc. (Transportation)	60,736	1,364,738
Heidrick & Struggles International, Inc. * (Commercial Services)	15,184	520,356
Helix Technology Corp. (Semiconductors)	20,878	363,068
Hibbett Sporting Goods, Inc. * (Retail)	18,980	505,058
Hilb, Rogal, & Hamilton Co. (Insurance)	28,470	1,031,753
Hologic, Inc. * (Healthcare-Products)	17,082	469,243
Hot Topic, Inc. * (Retail)	37,960	652,532
Hudson United Bancorp (Banks)	36,062	1,420,122
Hydril Co. * (Oil & Gas Services)	18,980	863,780
Hyperion Solutions Corp. * (Software)	30,368	1,415,756
IDEX Corp. (Machinery-Diversified)	39,858	1,614,249
IDEXX Laboratories, Inc. * (Healthcare-Products)	26,572	1,450,565
IHOP Corp. (Retail)	15,184	636,058
Immucor, Inc. * (Healthcare-Products)	36,062	847,818
Integra LifeSciences Holdings * (Biotechnology)	22,776	841,117
Inter-Tel, Inc. (Software)	20,878	571,640
Interface, Inc.—Class A * (Office Furnishings)	41,756	416,307
Intermagnetics General Corp. * (Electrical Components & Equipment)	20,878	530,510
Internet Security Systems, Inc. * (Internet)	36,062	838,442
J2 Global Communications, Inc. * (Internet)	18,980	654,810
JLG Industries, Inc. (Machinery-Construction & Mining)	36,062	707,897
K-Swiss, Inc.—Class A (Apparel)	26,572	773,777
Kaydon Corp. (Metal Fabricate/Hardware)	22,776	752,063
Keithley Instruments, Inc. (Electronics)	13,286	261,734
Kensey Nash Corp. * (Healthcare-Products)	9,490	327,690
Kilroy Realty Corp. (Real Estate Investment Trust)	22,776	973,674
Kirby Corp. * (Transportation)	18,980	842,332
Knight Transportation, Inc. (Transportation)	45,552	1,129,690
Kronos, Inc. * (Computers)	24,674	1,261,582
Kulicke & Soffa Industries, Inc. * (Semiconductors)	41,756	359,937
LabOne, Inc. * (Healthcare-Services)	13,286	425,683
Labor Ready, Inc. * (Commercial Services)	34,164	578,055
Lance, Inc. (Food)	22,776	433,427
Landstar System, Inc. * (Transportation)	24,674	1,816,994
Lawson Products, Inc. (Metal Fabricate/Hardware)	7,592	382,865
LCA-Vision, Inc. (Healthcare-Products)	22,776	532,731
Lindsay Manufacturing Co. (Machinery-Diversified)	9,490	245,601
Littelfuse, Inc. * (Electrical Components & Equipment)	17,082	583,521
Lone Star Technologies, Inc. * (Oil & Gas Services)	22,776	762,085
Macdermid, Inc. (Chemicals)	24,674	890,731
Manhattan Associates, Inc. * (Computers)	24,674	589,215
Manitowoc Co. (Machinery-Diversified)	22,776	857,516
ManTech International Corp.—Class A * (Software)	26,572	630,819
Massey Energy Co. (Coal)	60,736	2,122,723
Medicis Pharmaceutical Corp. (Pharmaceuticals)	43,654	1,532,692
Mentor Corp. (Healthcare-Products)	34,164	1,152,693
Mercury Computer Systems, Inc. * (Computers)	17,082	506,994
Merit Medical Systems, Inc. * (Healthcare-Products)	20,878	319,016
Meritage Homes Corp. * (Home Builders)	9,490	1,069,523
MGI Pharma, Inc. * (Pharmaceuticals)	56,940	1,594,889
Micros Systems, Inc. * (Computers)	15,184	1,185,263
Microsemi Corp. * (Semiconductors)	47,450	823,732
Midas, Inc. * (Commercial Services)	13,286	265,720
Milacron, Inc. * (Hand/Machine Tools)	37,846	128,298
MTS Systems Corp. (Computers)	17,082	577,542
Napster, Inc. * (Software)	28,470	267,618
Nara Bancorp, Inc. (Banks)	18,980	403,705
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	11,388	231,860
NBTY, Inc. * (Pharmaceuticals)	53,144	1,275,987
Neenah Paper, Inc. * (Forest Products & Paper)	11,388	371,249
New Century Financial Corp. (Real Estate Investment Trust)	43,654	2,789,927
New Jersey Resources Corp. (Gas)	22,776	987,112
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	18,980	323,799
NVR, Inc. * (Home Builders)	5,694	4,380,965
Odyssey Healthcare, Inc. * (Healthcare-Services)	28,470	389,470
Omnova Solutions, Inc. * (Chemicals)	32,266	181,335
OshKosh B’Gosh, Inc.—Class A (Apparel)	9,490	203,086
Oshkosh Truck Corp. (Auto Manufacturers)	28,470	1,946,778
Oxford Industries, Inc. (Apparel)	13,286	548,712
P.F. Chang’s China Bistro, Inc. * (Retail)	20,878	1,176,475
Panera Bread Co. * (Retail)	24,674	994,856
Papa John’s International, Inc. * (Retail)	13,286	457,570
Patina Oil & Gas Corp. (Oil & Gas)	56,940	2,135,251
Petroleum Development * (Oil & Gas)	13,286	512,441
Pharmaceutical Product Development, Inc. * (Commercial Services)	45,552	1,880,842
Philadelphia Consolidated Holding Corp. * (Insurance)	17,082	1,129,803
Phillips-Van Heusen Corp. (Apparel)	24,674	666,198
Polaris Industries, Inc. (Leisure Time)	34,164	2,323,835
PolyMedica Corp. (Healthcare-Products)	22,776	849,317
Possis Medical, Inc. * (Healthcare-Products)	15,184	204,680
Power Integrations, Inc. * (Semiconductors)	24,674	488,052
PrivateBancorp, Inc. (Banks)	17,082	550,553
Progress Software Corp. * (Software)	28,470	664,775
Quiksilver, Inc. * (Apparel)	45,552	1,356,993
Ralcorp Holdings, Inc. (Food)	22,776	954,998
RARE Hospitality International, Inc. * (Retail)	26,572	846,584
Rayovac Corp. * (Electrical Components & Equipment)	28,470	870,043
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	43,654	402,053
Remington Oil & Gas Corp. * (Oil & Gas)	22,776	620,646
Republic Bancorp, Inc. (Banks)	56,940	870,043
ResMed, Inc. * (Healthcare-Products)	26,572	1,357,829
Respironics, Inc. * (Healthcare-Products)	28,470	1,547,629
Rogers Corp. * (Electronics)	13,286	572,627
Roper Industries, Inc. (Miscellaneous Manufacturing)	34,164	2,076,147
Sanderson Farms, Inc. (Food)	15,184	657,164
ScanSource, Inc. * (Distribution/Wholesale)	9,490	589,898
SCP Pool Corp. (Distribution/Wholesale)	41,756	1,332,017
Select Comfort Corp. * (Retail)	30,368	544,802
SERENA Software, Inc. * (Software)	34,164	739,309
SFBC International, Inc. * (Commercial Services)	11,388	449,826
Shuffle Master, Inc. * (Entertainment)	18,980	893,958
Sierra Health Services, Inc. * (Healthcare-Services)	20,878	1,150,587
Simpson Manufacturing Co., Inc. (Building Materials)	37,960	1,324,804
Sonic Corp. * (Retail)	47,450	1,447,226
Sonic Solutions * (Electronics)	18,980	425,911
Southwest Bancorporation of Texas, Inc. (Banks)	56,940	1,326,133
Southwestern Energy Co. * (Oil & Gas)	28,470	1,443,145
St. Mary Land & Exploration Co. (Oil & Gas)	22,776	950,670
StarTek, Inc. (Commercial Services)	11,388	323,989
Stein Mart, Inc. * (Retail)	34,164	582,838

See accompanying notes to the financial statements.

69

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Supertex, Inc. * (Semiconductors)	9,490	$205,933
SurModics, Inc. * (Healthcare-Products)	13,286	431,928
Sybron Dental Special, Inc. * (Healthcare-Products)	30,368	1,074,420
Synaptics, Inc. * (Computers)	20,878	638,449
Take-Two Interactive Software, Inc. * (Software)	36,062	1,254,597
TALX Corp. (Computers)	11,388	293,697
Teledyne Technologies, Inc. * (Aerospace/Defense)	26,572	782,014
TETRA Technologies, Inc. * (Oil & Gas Services)	17,082	483,421
The Cato Corp.—Class A (Retail)	17,082	492,303
The Children’s Place Retail Stores, Inc. * (Retail)	20,878	773,112
The Nautilus Group, Inc. (Leisure Time)	26,572	642,245
Thomas Nelson, Inc. (Media)	11,388	257,369
Too, Inc. * (Retail)	28,470	696,376
Toro Co. (Housewares)	18,980	1,544,023
Tractor Supply Co. * (Retail)	30,368	1,129,993
Triarc Companies, Inc. (Retail)	51,246	628,276
Trimble Navigation, Ltd. * (Electronics)	41,756	1,379,618
TrustCo Bank Corp. NY (Banks)	58,838	811,376
UCBH Holdings, Inc. (Banks)	36,062	1,652,361
Unit Corp. * (Oil & Gas)	36,062	1,377,929
United Bankshares, Inc. (Banks)	34,164	1,303,357
United Natural Foods, Inc. * (Food)	32,266	1,003,472
Vertrue, Inc. * (Commercial Services)	7,592	286,750
ViaSat, Inc. * (Telecommunications)	20,878	506,709
Vintage Petroleum, Inc. (Oil & Gas)	53,144	1,205,837
Wabash National Corp. * (Auto Manufacturers)	24,674	664,471
Watson Wyatt & Company Holdings (Commercial Services)	26,572	716,115
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	41,756	745,761
WD-40 Co. (Household Products/Wares)	13,286	377,455
WebEx Communications, Inc. * (Internet)	36,062	857,554
Websense, Inc. * (Internet)	18,980	962,665
Winnebago Industries, Inc. (Home Builders)	26,572	1,037,902
Wintrust Financial Corp. (Banks)	17,082	972,991
WMS Industries, Inc. * (Leisure Time)	24,674	827,566
Wolverine World Wide, Inc. (Apparel)	30,368	954,163
World Acceptance Corp. * (Diversified Financial Services)	15,184	417,712
X-Rite, Inc. (Electronics)	17,082	273,483

TOTAL COMMON STOCKS
(Cost $176,411,381)		210,334,968

Repurchase Agreements (0.5%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $1,153,144 (Collateralized by $1,175,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $1,176,283)	$1,153,000	1,153,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,153,000)		1,153,000

TOTAL INVESTMENT SECURITIES
(Cost $177,564,381)—100.2%		211,487,968
Net other assets (liabilities)—(0.2)%		(504,268)

NET ASSETS—100.0%		$210,983,700

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $130,420)	2	$4,562

* Non-income producing security

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Advertising		0.4%
Aerospace/Defense		2.1%
Agriculture		0.4%
Apparel		2.1%
Auto Manufacturers		1.2%
Banks		6.9%
Biotechnology		0.9%
Building Materials		1.8%
Chemicals		1.1%
Coal		1.0%
Commercial Services		3.7%
Computers		4.0%
Distribution/Wholesale		0.9%
Diversified Financial Services		0.2%
Electrical Components & Equipment		1.1%
Electronics		3.6%
Energy-Alternate Sources		0.4%
Entertainment		0.9%
Food		1.4%
Forest Products & Paper		0.7%
Gas		1.3%
Hand/Machine Tools		0.4%
Healthcare-Products		9.0%
Healthcare-Services		3.0%
Home Builders		3.7%
Home Furnishings		0.5%
Household Products/Wares		1.3%
Housewares		0.7%
Insurance		1.0%
Internet		1.6%
Iron/Steel		0.5%
Leisure Time		2.1%
Machinery-Construction & Mining		0.3%
Machinery-Diversified		1.8%
Media		0.1%
Metal Fabricate/Hardware		0.5%
Mining		0.2%
Miscellaneous Manufacturing		2.8%
Office Furnishings		0.2%
Office/Business Equipment		0.4%
Oil & Gas		5.6%
Oil & Gas Services		2.0%
Pharmaceuticals		2.4%
Real Estate Investment Trust		2.5%
Retail		7.8%
Savings & Loans		0.4%
Semiconductor		1.3%
Software		7.1%
Telecommunications		1.0%
Transportation		3.4%
Other **		0.3%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

70

PROFUNDS VP ProFund VP Small-Cap Growth

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $176,411,381)	$210,334,968
Repurchase agreements, at cost	1,153,000

Total Investments	211,487,968
Cash	3,201
Segregated cash balances with brokers for futures contracts	6,640
Dividends and interest receivable	107,694
Receivable for investments sold	2,104,888
Receivable for capital shares issued	607
Prepaid expenses	295

Total Assets	213,711,293

Liabilities:
Payable for capital shares redeemed	2,374,456
Variation margin on futures contracts	400
Advisory fees payable	135,738
Management services fees payable	27,148
Administration fees payable	5,455
Administrative services fees payable	89,640
Distribution fees payable	45,252
Other accrued expenses	49,504

Total Liabilities	2,727,593

Net Assets	$210,983,700

Net Assets consist of:
Capital	$188,369,168
Accumulated net realized gains (losses) on investments	(11,313,617)
Net unrealized appreciation (depreciation) on investments	33,928,149

Net Assets	$210,983,700

Shares of Beneficial Interest Outstanding	5,847,647

Net Asset Value (offering and redemption price per share)	$36.08

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$628,715
Interest	13,087

Total Investment Income	641,802

Expenses:
Advisory fees	822,424
Management services fees	164,486
Administration fees	35,939
Transfer agency fees	36,557
Administrative service fees	547,732
Distribution fees	274,142
Custody fees	67,787
Fund accounting fees	50,697
Other fees	57,045
Recoupment of prior expenses reimbursed by the Advisor	32,077

Total Expenses	2,088,886

Net Investment Income (Loss)	(1,447,084)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,515,744)
Net realized gains (losses) on futures contracts	17,359
Change in net unrealized appreciation/depreciation on investments	21,369,541

Net Realized and Unrealized Gains (Losses) on Investments	17,871,156

Change in Net Assets Resulting from Operations	$16,424,072

See accompanying notes to the financial statements.

71

PROFUNDS VP ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(1,447,084)	$(801,659)
Net realized gains (losses) on investments	(3,498,385)	6,712,083
Change in net unrealized appreciation/depreciation on investments	21,369,541	11,132,320

Change in net assets resulting from operations	16,424,072	17,042,744

Distributions to Shareholders From:
Net realized gains on investments	(7,453,705)	—

Change in net assets resulting from distributions	(7,453,705)	—

Capital Transactions:
Proceeds from shares issued	1,136,050,458	584,624,502
Dividends reinvested	7,453,705	—
Cost of shares redeemed	(1,094,892,279)	(472,233,428)

Change in net assets resulting from capital transactions	48,611,884	112,391,074

Change in net assets	57,582,251	129,433,818
Net Assets:
Beginning of period	153,401,449	23,967,631

End of period	$210,983,700	$153,401,449

Share Transactions:
Issued	34,142,030	21,205,364
Reinvested	217,944	—
Redeemed	(33,406,059)	(17,338,537)

Change in shares	953,915	3,866,827

See accompanying notes to the financial statements.

72

PROFUNDS VP ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002( a)through December 31, 2002

Net Asset Value, Beginning of Period	$31.35		$23.34		$30.00

Investment Activities:
Net investment income (loss)	(0.44	)( b)	(0.37	)( b)	(0.21	)( b)
Net realized and unrealized gains (losses) on investments	6.57		8.38		(6.45)

Total income (loss) from investment activities	6.13		8.01		(6.66)

Distributions to Shareholders From:
Net realized gains on investments	(1.40)		—		—

Net Asset Value, End of Period	$36.08		$31.35		$23.34

Total Return	19.80%		34.32%		(22.20)	%( c)
Ratios to Average Net Assets:
Gross expenses( d)	1.90%		2.00%		2.20%
Net expenses( d)	1.90%		1.98%		1.98%
Net investment income (loss)( d)	(1.32)%		(1.36)%		(1.34)%
Supplemental Data:
Net assets, end of period (000’s)	$210,984		$153,401		$23,968
Portfolio turnover rate( e)	979%		785%		1,260	%( c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

73

ProFund VP Asia 30

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2004, the Fund had a total return of -0.54% 1, compared to a return of -0.76% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

By the end of the second quarter the ProFunds Asia 30 Index was down 9.31% but gained almost all of it back to finish the year down slightly at -0.76%. A heavy weighting toward Chinese companies weighed down the index, as Chinese stock market indices posted negative returns, including the Shanghai A Shares index which returned -15.2% in local currency terms. The five South Korean companies in the index all posted positive returns for the year, while the four Hong Kong-based constituents negatively impacted the index. The top performer in terms of total return was Chunghwa Telecom of Taiwan (+57%) while the worst was China Yuchai International of Singapore (-57%).

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 to December 31, 2004, assuming the reinvestments of distributions. The ProFunds Asia 30 index and the MSCI AC Pacific Free Excluding Japan Index constituents and weightings may vary widely.

Average Annual Total Return as of 12/31/04[1]
	1 Year	Since Inception (5/1/02)
ProFund VP Asia 30	(0.54)%	9.87%
ProFunds Asia 30 Index [2]	(0.76)%	11.23%
MSCI AC Asia Pacific Free Excluding Japan Index	23.29%	19.17%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally represenative of the performance of the Asia Pacific region excluding the country of Japan.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

74

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

	Market Exposure
Investment Type		% of Net Assets

Equity Securities		100%

Total Exposure		100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
ProFunds Asia 30 - Composition
% of Index

Technology	23.10%
Communications	19.24%
Utilities	18.60%
Industrial	12.41%
Financial	10.06%
Energy	5.67%
Consumer, Cyclical	4.73%
Basic Materials	3.55%
Consumer, Non-cyclical	2.64%

Average Market Capitalization:	$17,960,008,167

PROFUNDS VP ProFund VP Asia 30	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.5%)
	Shares	Value

Aluminum Corporation of China, Ltd ADR (Mining)	14,946	$875,088
AU Optronics Corp. ADR (Electronics)	48,067	688,319
BHP Billiton, Ltd. ADR (Mining)	107,484	2,581,766
China Mobile (Hong Kong), Ltd. ADR (Telecommunications)	195,252	3,350,524
China Petroleum and Chemical Corp. (Oil & Gas)	71,868	2,945,869
China Telecom Corp., Ltd. ADR (Telecommunications)	49,608	1,825,575
China Unicom, Ltd. ADR (Telecommunications)	127,518	1,001,016
China Yuchai International, Ltd. ADR * (Auto Parts & Equipment)	39,432	523,657
Chinadotcom Corp.—Class A * (Internet)	97,626	450,056
Chunghwa Telecom Company, Ltd. ADR (Telecommunications)	73,140	1,539,597
Dr.Reddy’s Laboratories, Ltd. ADR (Pharmaceuticals)	34,980	693,653
Flextronics International, Ltd. * (Electronics)	58,830	813,031
Huaneng Power International, Inc. ADR (Electric)	31,800	954,636
Icici Bank, Ltd. ADR (Banks)	54,060	1,089,309
Infosys Technologies, Ltd. ADR (Software)	25,440	1,763,246
Kookmin Bank ADR * (Banks)	29,256	1,143,324
Korea Electric Power Corp. ADR (Electric)	103,350	1,368,354
KT Corp. ADR (Telecommunications)	55,014	1,199,855
Nam Tai Electronics, Inc. (Electronics)	36,768	707,784
National Australia Bank, Ltd. ADR (Banks)	16,854	1,888,997
Netease.com, Inc. ADR * (Internet)	16,536	873,597
PetroChina Company, Ltd. ADR (Oil & Gas)	80,772	4,336,649
POSCO ADR (Iron/Steel)	33,390	1,486,857
Satyam Computer Services, Ltd. ADR (Software)	38,160	920,801
SINA Corp. * (Internet)	24,168	774,826
SK Telecom Co., Ltd. ADR (Telecommunications)	58,512	1,301,892
Sohu.com, Inc. * (Internet)	39,114	692,709
Taiwan Semiconductor Manufacturing.Co., Ltd. ADR (Semiconductors)	251,026	2,131,210
Tommy Hilfiger Corp. * (Apparel)	43,884	495,012
United Microelectronics Corp. ADR * (Semiconductors)	257,741	909,826

TOTAL COMMON STOCKS
(Cost $31,500,295)		41,327,035

Repurchase Agreements (0.3%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $128,016 (Collateralized by $131,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $131,143)	$128,000	$128,000

TOTAL REPURCHASE AGREEMENTS
(Cost $128,000)		128,000

TOTAL INVESTMENT SECURITIES
(Cost $31,628,295)—99.8%		41,455,035
Net other assets (liabilities)—0.2%		90,455

NET ASSETS—100.0%		$41,545,490

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Apparel	1.2%
Auto Part & Equipment	1.3%
Banks	9.9%
Electric	5.6%
Electronics	5.3%
Internet	6.7%
Iron/Steel	3.6%
Mining	8.3%
Oil & Gas	17.5%
Pharmaceuticals	1.7%
Semiconductors	7.3%
Software	6.5%
Telecommunications	24.6%
Other **	0.5%

See accompanying notes to the financial statements.

75

PROFUNDS VP ProFund VP Asia 30	Schedule of Portfolio Investments December 31, 2004

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of December 31, 2004:

Australia	10.8%
China	35.8%
Hong Kong	14.5%
India	8.1%
Korea	15.6%
Singapore	2.0%
Taiwan	12.7%
United States **	0.5%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

76

PROFUNDS VP ProFund VP Asia 30

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $31,500,295)	$41,327,035
Repurchase agreements, at cost	128,000

Total Investments	41,455,035
Cash	193
Dividends and interest receivable	113,848
Receivable for investments sold	2,595,346
Receivable for capital shares issued	259
Prepaid expenses	192

Total Assets	44,164,873

Liabilities:
Payable for capital shares redeemed	2,546,731
Advisory fees payable	27,741
Management services fees payable	5,548
Administration fees payable	1,120
Administrative services fees payable	18,420
Distribution fees payable	9,313
Other accrued expenses	10,510

Total Liabilities	2,619,383

Net Assets	$41,545,490

Net Assets consist of:
Capital	$39,718,051
Accumulated net investment income (loss)	110,991
Accumulated net realized gains (losses) on investments	(8,110,292)
Net unrealized appreciation (depreciation) on investments	9,826,740

Net Assets	$41,545,490

Shares of Beneficial Interest Outstanding	1,113,861

Net Asset Value (offering and redemption price per share)	$37.30

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$876,328
Interest	2,335
Foreign tax withholding	(66,014)

Total Investment Income	812,649

Expenses:
Advisory fees	282,889
Management services fees	56,578
Administration fees	12,520
Transfer agency fees	12,907
Administrative service fees	188,412
Distribution fees	94,297
Custody fees	15,368
Fund accounting fees	17,471
Other fees	18,730
Recoupment of prior expenses reimbursed by the Advisor	2,486

Total Expenses	701,658

Net Investment Income (Loss)	110,991

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,716,495)
Net realized gains (losses) on futures contracts	(77,352)
Change in net unrealized appreciation/depreciation on investments	(1,455,614)

Net Realized and Unrealized Gains (Losses) on Investments	(3,249,461)

Change in Net Assets Resulting from Operations	$(3,138,470)

See accompanying notes to the financial statements.

77

PROFUNDS VP ProFund VP Asia 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$110,991	$115,110
Net realized gains (losses) on investments	(1,793,847)	(2,765,135)
Change in net unrealized appreciation/depreciation on investments	(1,455,614)	11,050,756

Change in net assets resulting from operations	(3,138,470)	8,400,731

Distributions to Shareholders From:
Net investment income	(115,110)	(17,570)
Net realized gains on investments	(1,052,318)	—

Change in net assets resulting from distributions	(1,167,428)	(17,570)

Capital Transactions:
Proceeds from shares issued	191,436,976	207,600,563
Dividends reinvested	1,167,428	17,570
Cost of shares redeemed	(195,891,260)	(185,439,244)

Change in net assets resulting from capital transactions	(3,286,856)	22,178,889

Change in net assets	(7,592,754)	30,562,050
Net Assets:
Beginning of period	49,138,244	18,576,194

End of period	$41,545,490	$49,138,244

Accumulated net investment income (loss)	$110,991	$115,110

Share Transactions:
Issued	5,172,686	6,893,249
Reinvested	32,922	472
Redeemed	(5,359,477)	(6,416,222)

Change in shares	(153,869)	477,499

See accompanying notes to the financial statements.

78

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$38.76	$23.51	$30.00

Investment Activities:
Net investment income (loss)	0.11 (b)	0.17 (b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	(0.38)	15.09	(6.55)

Total income (loss) from investment activities	(0.27)	15.26	(6.49)

Distributions to Shareholders From:
Net investment income	(0.12)	(0.01)	—
Net realized gains on investments	(1.07)	—	—

Total distributions	(1.19)	(0.01)	—

Net Asset Value, End of Period	$37.30	$38.76	$23.51

Total Return	(0.54)%	64.92%	(21.63)	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.86%	1.93%	2.03%
Net expenses (d)	1.86%	1.93%	1.98%
Net invesment income (loss) (d)	0.29%	0.54%	0.35%

Supplemental Data:
Net assets, end of period (000’s)	$41,545	$49,138	$18,576
Portfolio turnover rate (e)	473%	831%	1,321	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition.The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

79

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2004, the Fund had a total return of 14.32% 1, compared to a return of 13.97% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

The primary European equity market indices recorded single digit returns when reported in local currency terms, including the Dow Jones Global Indices for the U.K (+8.9%), France (+8.5%), and Germany (+5.9%.) After converting into U.S dollar terms, these indices recorded gains of +16.9%, +17.1%, and +14.3%. This reflects the weakening of the U.S. dollar against the Euro (-7.3%) and the British Pound (-6.9%.) In the 12 nation Eurozone, the European Central Bank kept its benchmark short-term interest rate at 2% for the entire year, as sluggish GDP growth did not suggest a tighter monetary policy. By the end of 2004 the U.S. Fed Funds target rate had moved higher than the ECB’s rate for the first time since 2001. Top index performers for the year included Elan Corp (+296%), Ericsson (+78%), and Aventis (+44%.) The worst index performers included STMicroelectronics (-28%), Flamel Technologies (-27%), and AstraZeneca (-23%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from October 18, 1999 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	5 Year	Since Inception (10/18/99)
ProFund VP Europe 30	14.32%	5.59%	(4.87)%	(0.85)%
ProFunds Europe 30 Index [2]	13.97%	5.85%	(5.30)%	(1.17)%
Dow Jones STOXX 50 Index	16.99%	8.26%	(0.63)%	3.47%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

80

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
ProFunds Europe 30 - Composition
% of Index

Consumer, Non-cyclical	27.53%
Energy	21.11%
Communications	15.17%
Financial	12.59%
Technology	8.19%
Consumer, Cyclical	6.63%
Industrial	6.01%
Basic Materials	2.77%

Average Market Capitalization:	$66,239,801,603

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.5%)
	Shares	Value

Alcatel SA ADR * (Telecommunications)	188,732	$2,949,881
Alcon, Inc. (Healthcare-Products)	39,048	3,147,269
ASM Lithography Holding N.V. * (Semiconductors)	152,938	2,433,244
AstraZeneca PLC ADR (Pharmaceuticals)	102,501	3,730,011
Autoliv, Inc. (Auto Parts & Equipment)	52,064	2,514,691
Aventis SA ADR (Pharmaceuticals)	55,318	5,194,360
BP Amoco PLC ADR (Oil & Gas)	169,208	9,881,746
DaimlerChrysler AG (Auto Manufacturers)	82,977	3,987,045
Diageo PLC ADR (Beverages)	65,080	3,766,830
Elan Corp. PL ADR * (Pharmaceuticals)	110,636	3,014,831
Ericsson (LM) Telephone Co. ADR * (Telecommunications)	138,295	4,354,910
Flamel Technologies ADR * (Pharmaceuticals)	79,723	1,553,801
GlaxoSmithKline PLC ADR (Pharmaceuticals)	154,565	7,324,836
HSBC Holdings PLC (Banks)	105,755	9,003,981
Infineon Technologies ADR * (Semiconductors)	191,986	2,092,647
Koninklijke (Electronics)	125,279	3,319,894
Nokia OY ADR (Telecommunications)	320,519	5,022,533
Novartis AG ADR (Pharmaceuticals)	144,803	7,318,344
Rio Tinto PLC (Mining)	32,540	3,879,093
Royal Dutch Petroleum Co. ADR (Oil & Gas)	117,144	6,721,723
Ryanair Holdings PLC * (Airlines)	68,334	2,784,611
SAP AG ADR (Software)	100,874	4,459,640
Shell Transport & Trading Co. ADR (Oil & Gas)	105,755	5,435,807
Siemens AG ADR (Miscellaneous Manufacturing)	60,199	5,097,049
STMicroelectronics NV ADR (Semiconductors)	128,533	2,483,258
Total Fina SA ADR (Oil & Gas)	68,334	7,505,807
UBS AG (Banks)	71,588	6,001,938
Unilever NV ADR (Food)	52,064	3,473,189
Vodafone Group PLD ADR (Telecommunications)	325,400	8,909,451
Willis Group Holdings, Ltd. (Insurance)	63,453	2,612,360

TOTAL COMMON STOCKS (Cost $106,650,294)		139,974,780

Repurchase Agreements (1.5%)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $2,147,268 (Collateralized by $2,191,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $2,190,257)	$2,147,000	2,147,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,147,000)		2,147,000

TOTAL INVESTMENT SECURITIES (Cost $108,797,294)—101.0%		142,121,780
Net other assets (liabilities)—(1.0)%		(1,513,730)

NET ASSETS—100.0%		$140,608,050

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $606,750)	10	$ 227

Futures Contracts Purchased
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $1,213,300)	4	26,082

* Non-income producing security
ADR American Depositary Receipt

See accompanying notes to the financial statements.

81

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments December 31, 2004

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2004:
Airlines	2.0%
Auto Manufacturers	2.8%
Auto Parts & Equipment	1.8%
Banks	10.7%
Beverages	2.7%
Electronics	2.4%
Food	2.5%
Healthcare-Products	2.2%
Insurance	1.9%
Mining	2.8%
Miscellaneous Manufacturing	3.6%
Oil & Gas	20.8%
Pharmaceuticals	20.0%
Semiconductors	5.0%
Software	3.2%
Telecommunications	15.1%
Other **	0.5%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of December 31, 2004:
Finland	3.6%
France	12.3%
Germany	12.9%
Ireland	4.1%
Netherlands	11.3%
Sweden	3.1%
Switzerland	13.5%
United Kingdom	38.7%
United States **	0.5%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

82

PROFUNDS VP ProFund VP Europe 30

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $106,650,294)	$139,974,780
Repurchase agreements, at cost	2,147,000

Total Investments	142,121,780
Segregated cash balances with brokers for futures contracts	79,127
Dividends and interest receivable	252,301
Receivable for investments sold	860,334
Receivable for capital shares issued	286
Prepaid expenses	578

Total Assets	143,314,406

Liabilities:
Cash overdraft	873,324
Payable for capital shares redeemed	1,561,881
Variation margin on futures contracts	1,973
Advisory fees payable	98,392
Management services fees payable	19,679
Administration fees payable	3,699
Administrative services fees payable	67,219
Distribution fees payable	45,435
Other accrued expenses	34,754

Total Liabilities	2,706,356

Net Assets	$140,608,050

Net Assets consist of:
Capital	$140,753,515
Accumulated net investment income (loss)	152,267
Accumulated net realized gains (losses) on investments	(33,648,527)
Net unrealized appreciation (depreciation) on investments	33,350,795

Net Assets	$140,608,050

Shares of Beneficial Interest Outstanding	4,971,205

Net Asset Value (offering and redemption price per share)	$28.28

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$2,520,189
Interest	45,098
Foreign tax withholding	(175,292)

Total Investment Income	2,389,995

Expenses:
Advisory fees	940,777
Management services fees	188,157
Administration fees	41,566
Transfer agency fees	41,670
Administrative service fees	539,979
Distribution fees	313,593
Custody fees	32,753
Fund accounting fees	56,090
Other fees	61,751
Recoupment of prior expenses reimbursed by the Advisor	21,392

Total Expenses	2,237,728

Net Investment Income (Loss)	152,267

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,462,224
Net realized gains (losses) on futures contracts	590,364
Change in net unrealized appreciation/depreciation on investments	5,325,389

Net Realized and Unrealized Gains (Losses) on Investments	12,377,977

Change in Net Assets Resulting from Operations	$12,530,244

See accompanying notes to the financial statements.

83

PROFUNDS VP ProFund VP Europe 30

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$152,267	$169,354
Net realized gains (losses) on investments	7,052,588	(38,636)
Change in net unrealized appreciation/depreciation on investments	5,325,389	25,492,572

Change in net assets resulting from operations	12,530,244	25,623,290

Distributions to Shareholders From:
Net investment income	(169,354)	(130,122)
Net realized gains on investments	(1,132,201)	—

Change in net assets resulting from distributions	(1,301,555)	(130,122)

Capital Transactions:
Proceeds from shares issued	498,061,730	392,950,300
Dividends reinvested	1,301,555	130,122
Cost of shares redeemed	(512,002,574)	(309,673,943)

Change in net assets resulting from capital transactions	(12,639,289)	83,406,479

Change in net assets	(1,410,600)	108,899,647

Net Assets:
Beginning of period	142,018,650	33,119,003

End of period	$140,608,050	$142,018,650

Accumulated net investment income (loss)	$152,267	$169,354

Share Transactions:
Issued	19,011,252	19,540,491
Reinvested	47,484	5,335
Redeemed	(19,776,434)	(15,695,886)

Change in shares	(717,698)	3,849,940

See accompanying notes to the financial statements.

84

PROFUNDS VP ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000

Net Asset Value, Beginning of Period	$24.96	$18.01	$24.26	$31.98		$36.82

Investment Activities:
Net investment income (loss)	0.03 (a)	0.05 (a)	0.07 (a)	(0.04	) (a)	0.09 (a)
Net realized and unrealized gains (losses) on investments	3.53	6.92	(6.32)	(7.68)		(4.79)

Total income (loss) from investment activities	3.56	6.97	(6.25)	(7.72)		(4.70)

Distributions to Shareholders From:
Net investment income	(0.03)	(0.02)	—	—		—
Net realized gains on investments	(0.21)	—	—	—		(0.14)

Total distributions	(0.24)	(0.02)	—	—		(0.14)

Net Asset Value, End of Period	$28.28	$24.96	$18.01	$24.26		$31.98

Total Return	14.32%	38.73%	(25.76)%	(24.14)%		(12.75)%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.91%	2.03%	1.89%		1.65%
Net expenses	1.78%	1.91%	1.98%	1.89%		1.65%
Net investment income (loss)	0.12%	0.25%	0.33%	(0.14)%		0.26%

Supplemental Data:
Net assets, end of period (000’s)	$140,608	$142,019	$33,119	$52,253		$25,004
Portfolio turnover rate (b)	319%	376%	1,280%	1,002%		1,434%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)   Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

85

ProFund VP Japan

The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2004, the Fund had a total return of 7.56% 1, compared to a return of 12.77% 2 for the Index measured in USD 3. The Nikkei futures contracts held in the fund are not sensitive to the dollar/yen exchange rate, which may cause the fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in USD depending upon whether the dollar rises or falls in value versus the yen. In 2004, the Fund underperformed the Index in U.S. Dollar terms in part, because of a fall in the value of the dollar versus the yen. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S. traded futures contract. 4

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Nikkei 225 Stock Average is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Japanese equities had a volatile year in 2004, with the Nikkei 225 reaching a high of 12,164 in late April before closing the year at 11,489. A promising start in 2004 gave way to concerns about the sustainability of Japan’s economic rebound as export growth slowed. Investors were also focused on the possibility of the Japanese Legislature rolling back tax relief, which some feared would stifle consumer spending, further slowing an economic recovery. The index was once again positively correlated with the U.S. market, as it has been historically. With growth prospects in Japan becoming more modest over the course of 2004, stock market performance continued to rely heavily on the strength of the U.S. economy.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions. The Nikkei 225 Stock Average returns are calculated and shown in U.S. Dollar terms. The return of the Nikkei 225 Stock Average for 2004 in Japanese yen terms was 8.56%.

Average Annual Total Return as of 12/31/04[1]
	1 Year	Since Inception (5/1/02)
ProFund VP Japan	7.56%	(0.07)%
Nikkei 225 Stock Average	12.77%	8.92%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations.The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 The return for the Nikkei 225 Stock Average for 2004 in Japanese Yen terms was 8.56%.
4 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

86

PROFUNDS VP ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses that correspond to the daily performance of the Nikkei 225 Stock Average. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S. traded futures contract.

	Market Exposure
Investment Type		% of Net Assets

Futures Contracts		96%
Options		2%

Total Exposure		98%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
Nikkei 225 - Composition
% of Index

Industrial	27.87%
Consumer, Cyclical	21.29%
Consumer, Non-cyclical	16.94%
Technology	10.57%
Communications	8.43%
Financial	8.12%
Basic Materials	5.29%
Energy	0.96%
Utilities	0.53%

Average Market Capitalization:	$9,616,330,122

PROFUNDS VP ProFund VP Japan	Schedule of Portfolio Investments December 31, 2004

U.S. Government Agency Obligations (47.2%)
	Principal
	Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$4,354,000	$4,353,758
Federal Home Loan Bank, 1.00%, 1/3/05	4,354,000	4,353,758
Federal National Mortgage Association, 1.00%, 1/3/05	4,354,000	4,353,758

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,061,274)		13,061,274

Repurchase Agreements (31.5%)
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $4,353,544 (Collateralized by $4,436,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $4,440,845)	4,353,000	4,353,000
UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $4,354,544 (Collateralized by $4,443,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $4,441,978)	4,354,000	4,354,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,707,000)		8,707,000

Options Purchased (2.2%)
	Contracts

Nikkei 225 Futures Call Option expiring March 2005 @ $5,500	20	606,000

TOTAL OPTIONS PURCHASED
(Cost $535,090)		606,000

TOTAL INVESTMENT SECURITIES
(Cost $22,303,364)—80.9%		22,374,274
Net other assets (liabilities)—19.1%		5,284,941

NET ASSETS—100.0%		$27,659,215

Futures Contracts Purchased
Unrealized Appreciation (Depreciation)

Nikkei 225 Futures Contract expiring March 2005 (Underlying face amount at value $26,588,000)	460	$1,452,337

See accompanying notes to the financial statements.

87

PROFUNDS VP ProFund VP Japan

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $13,596,364)	$13,667,274
Repurchase agreements, at cost	8,707,000

Total Investments	22,374,274
Segregated cash balances with brokers for futures contracts	992,261
Interest receivable	363
Receivable for capital shares issued	4,219,045
Variation margin on futures contracts	214,821
Prepaid expenses	141

Total Assets	27,800,905

Liabilities:
Cash overdraft	99,896
Advisory fees payable	16,334
Management services fees payable	3,267
Administration fees payable	663
Administrative services fees payable	10,865
Distribution fees payable	5,433
Other accrued expenses	5,232

Total Liabilities	141,690

Net Assets	$27,659,215

Net Assets consist of:
Capital	$31,032,302
Accumulated net realized gains (losses) on investments	(4,896,334)
Net unrealized appreciation (depreciation) on investments	1,523,247

Net Assets	$27,659,215

Shares of Beneficial Interest Outstanding	1,001,525

Net Asset Value (offering and redemption price Per share)	$27.62

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Interest	$350,152

Expenses:
Advisory fees	231,891
Management services fees	46,379
Administration fees	10,275
Transfer agency fees	10,143
Administrative service fees	154,581
Distribution fees	77,297
Custody fees	10,528
Fund accounting fees	13,616
Other fees	14,278
Recoupment of prior expenses reimbursed by the Advisor	2,285

Total Expenses	571,273

Net Investment Income (Loss)	(221,121)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,115,631)
Net realized gains (losses) on futures contracts	1,488,310
Change in net unrealized appreciation/depreciation on investments	(32,967)

Net Realized and Unrealized Gains (Losses) on Investments	(2,660,288)

Change in Net Assets Resulting from Operations	$(2,881,409)

See accompanying notes to the financial statements.

88

PROFUNDS VP ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(221,121)	$(167,752)
Net realized gains (losses) on investments	(2,627,321)	(237,951)
Change in net unrealized appreciation (depreciation) on investments	(32,967)	1,286,149

Change in net assets resulting from operations	(2,881,409)	880,446

Distributions to Shareholders From:
Net realized gains on investments	(1,785,594)	—

Change in net assets resulting from distributions	(1,785,594)	—

Capital Transactions:
Proceeds from shares issued	197,262,076	181,351,423
Dividends reinvested	1,785,594	—
Cost of shares redeemed	(191,909,766)	(160,115,916)

Change in net assets resulting from capital transactions	7,137,904	21,235,507

Change in net assets	2,470,901	22,115,953
Net Assets:
Beginning of period	25,188,314	3,072,361

End of period	$27,659,215	$25,188,314

Share Transactions:
Issued	6,649,292	7,399,288
Reinvested	67,971	—
Redeemed	(6,620,629)	(6,634,322)

Change in shares	96,634	764,966

See accompanying notes to the financial statements.

89

PROFUNDS VP ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$27.84	$21.96	$30.00

Investment Activities:
Net investment income (loss)	(0.21) (b)	(0.28) (b)	(0.14)	(b)
Net realized and unrealized gains (losses) on investments	2.20 (c)	6.16	(7.90)

Total income (loss) from investment activities	1.99	5.88	(8.04)

Distributions to Shareholders From:
Net realized gains on investments	(2.21)	—	—

Net Asset Value, End of Period	$27.62	$27.84	$21.96

Total Return	7.56%	26.78%	(26.80	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.85%	1.95%	2.06%
Net expenses (e)	1.85%	1.95%	1.98%
Net investment income (loss) (e)	(0.72)%	(1.12)%	(0.85)%

Supplemental Data:
Net assets, end of period (000’s)	$27,659	$25,188	$3,072
Portfolio turnover rate (f)	—	—	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition.The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

90

ProFund VP UltraBull

The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500® Index. Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus” and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. For the year ended December 31, 2004, the Fund had a total return of 17.18% 1 , compared to a return of 10.88% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500’s performance was range-bound in the first half of the year, during which time the index was negatively impacted by high oil prices, geopolitical concerns, and uncertainty surrounding the elections in the United States. These factors were offset by a strengthening U.S. economy that, by year end had posted seven straight quarters of GDP growth in excess of 3%. The index managed to rally 15% by the end of the year from its August lows. Exxon (+28%) and General Electric (+21%) were the biggest contributors to the S&P 500 index return. On the opposite side, pharmaceutical giants Merck (-28%) and Pfizer (-22%) were the largest drag on the index performance. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP UltraBull	17.18%	4.62%	(3.57)%
S&P 500 Index	10.88%	3.59%	(0.97)%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

91

PROFUNDS VP
ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	92%
Futures Contracts	82%
Swap Agreements	33%

Total Exposure	207%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.20%
Financial	20.56%
Technology	12.39%
Industrial	11.65%
Communications	11.27%
Consumer, Cyclical	9.94%
Energy	7.14%
Utilities	2.93%
Basic Materials	2.92%

Average Market Capitalization:	$22,620,234,774

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Common Stocks (92.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	6,192	$508,177
Abbott Laboratories (Pharmaceuticals)	12,384	577,713
ACE, Ltd. (Insurance)	2,236	95,589
ADC Telecommunications, Inc. * (Telecommunications)	6,407	17,171
Adobe Systems, Inc. (Software)	1,892	118,704
Advanced Micro Devices, Inc. * (Semiconductors)	2,795	61,546
AES Corp. * (Electric)	5,117	69,949
Aetna, Inc. (Healthcare-Services)	1,204	150,199
Affiliated Computer Services, Inc.—Class A * (Computers)	1,032	62,116
AFLAC, Inc. (Insurance)	3,999	159,320
Agilent Technologies, Inc. * (Electronics)	3,870	93,267
Air Products & Chemicals, Inc. (Chemicals)	1,806	104,694
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	731	35,505
Albertson’s, Inc. (Food)	2,924	69,825
Alcoa, Inc. (Mining)	6,880	216,169
Allegheny Energy, Inc. * (Electric)	989	19,493
Allegheny Technologies, Inc. (Iron/Steel)	774	16,773
Allergan, Inc. (Pharmaceuticals)	1,032	83,664
Allied Waste Industries, Inc. * (Environmental Control)	2,537	23,543
Allstate Corp. (Insurance)	5,504	284,667
Alltel Corp. (Telecommunications)	2,451	144,021
Altera Corp. * (Semiconductors)	2,967	61,417
Altria Group, Inc. (Agriculture)	16,254	993,118
Ambac Financial Group, Inc. (Insurance)	860	70,632
Amerada Hess Corp. (Oil & Gas)	731	60,220
Ameren Corp. (Electric)	1,548	77,617
American Electric Power, Inc. (Electric)	3,139	107,793
American Express Co. (Diversified Financial Services)	10,062	567,194
American International Group, Inc. (Insurance)	20,640	1,355,428
American Power Conversion Corp. (Electrical Components & Equipment)	1,591	34,047
American Standard Cos. * (Building Materials)	1,677	69,294
AmerisourceBergen Corp. (Pharmaceuticals)	903	52,988
Amgen, Inc. * (Biotechnology)	10,019	642,719
AmSouth Bancorp (Banks)	2,795	72,391
Anadarko Petroleum Corp. (Oil & Gas)	1,978	128,194
Analog Devices, Inc. (Semiconductors)	3,010	111,129
Andrew Corp. * (Telecommunications)	1,290	17,583
Anheuser-Busch Companies, Inc. (Beverages)	6,364	322,846
AON Corp. (Insurance)	2,494	59,507
Apache Corp. (Oil & Gas)	2,580	130,471
Apartment Investment and Management Co.—Class A (Real Estate Investment Trust)	731	28,173
Apollo Group, Inc.—Class A * (Commercial Services)	1,548	124,939
Apple Computer, Inc. * (Computers)	3,053	196,613
Applera Corp.—Applied Biosystems Group (Electronics)	1,591	33,268
Applied Materials, Inc. * (Semiconductors)	13,459	230,149
Applied Micro Circuits Corp. * (Semiconductors)	2,494	10,500
Archer-Daniels-Midland Co. (Agriculture)	5,160	115,120
Archstone-Smith Trust (Real Estate Investment Trust)	1,505	57,642
Ashland, Inc. (Chemicals)	559	32,634
AT&T Corp. (Telecommunications)	6,278	119,659
Autodesk, Inc. (Software)	1,890	71,726
Automatic Data Processing, Inc. (Software)	4,644	205,961
AutoNation, Inc. * (Retail)	2,107	40,475
AutoZone, Inc. * (Retail)	645	58,895
Avaya, Inc. * (Telecommunications)	3,569	61,387
Avery Dennison Corp. (Household Products/Wares)	860	51,574
Avon Products, Inc. (Cosmetics/Personal Care)	3,741	144,777
Baker Hughes, Inc. (Oil & Gas Services)	2,666	113,758
Ball Corp. (Packaging & Containers)	903	39,715
Bank of America Corp. (Banks)	32,250	1,515,427
Bank of New York Co., Inc. (Banks)	6,149	205,500
Bard (C.R.), Inc. (Healthcare-Products)	817	52,272
Bausch & Lomb, Inc. (Healthcare-Products)	430	27,718
Baxter International, Inc. (Healthcare-Products)	4,859	167,830
BB&T Corp. (Banks)	4,386	184,431
Bear Stearns Cos., Inc. (Diversified Financial Services)	817	83,587
Becton, Dickinson & Co. (Healthcare-Products)	1,978	112,350
Bed Bath & Beyond, Inc. * (Retail)	2,365	94,198
BellSouth Corp. (Telecommunications)	14,491	402,705
Bemis Company, Inc. (Packaging & Containers)	860	25,017
Best Buy Co., Inc. (Retail)	2,580	153,304
Big Lots, Inc. * (Retail)	903	10,953
Biogen Idec, Inc. * (Biotechnology)	2,666	177,582
Biomet, Inc. (Healthcare-Products)	2,021	87,691
BJ Services Co. (Oil & Gas Services)	1,290	60,037
Black & Decker Corp. (Hand/Machine Tools)	645	56,973
BMC Software, Inc. * (Software)	1,763	32,792

See accompanying notes to the financial statements

92

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Common Stocks, continued
	Shares	Value

Boeing Co. (Aerospace/Defense)	6,665	$345,047
Boston Scientific Corp. * (Healthcare-Products)	6,665	236,941
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,437	395,496
Broadcom Corp.—Class A * (Semiconductors)	2,537	81,894
Brown-Forman Corp. (Beverages)	946	46,051
Brunswick Corp. (Leisure Time)	774	38,313
Burlington Northern Santa Fe Corp. (Transportation)	2,967	140,369
Burlington Resources, Inc. (Oil & Gas)	3,139	136,547
Calpine Corp. * (Electric)	3,526	13,892
Campbell Soup Co. (Food)	3,268	97,681
Capital One Financial Corp. (Diversified Financial Services)	1,935	162,946
Cardinal Health, Inc. (Pharmaceuticals)	3,397	197,536
Caremark Rx, Inc. * (Pharmaceuticals)	3,698	145,812
Carnival Corp. (Leisure Time)	5,031	289,936
Caterpillar, Inc. (Machinery-Construction & Mining)	2,709	264,155
Cendant Corp. (Commercial Services)	8,385	196,040
CenterPoint Energy, Inc. (Electric)	2,451	27,696
Centex Corp. (Home Builders)	989	58,925
CenturyTel, Inc. (Telecommunications)	1,075	38,130
ChevronTexaco Corp. (Oil & Gas)	16,899	887,365
Chiron Corp. * (Biotechnology)	1,505	50,162
Chubb Corp. (Insurance)	1,505	115,735
CIENA Corp. * (Telecommunications)	4,515	15,080
CIGNA Corp. (Insurance)	1,075	87,688
Cincinnati Financial Corp. (Insurance)	1,333	58,999
Cinergy Corp. (Electric)	1,419	59,073
Cintas Corp. (Textiles)	1,376	60,351
Circuit City Stores, Inc. (Retail)	1,591	24,883
Cisco Systems, Inc. * (Telecommunications)	53,578	1,034,056
CIT Group, Inc. (Diversified Financial Services)	1,548	70,929
Citigroup, Inc. (Diversified Financial Services)	41,065	1,978,511
Citizens Communications Co. (Telecommunications)	2,623	36,171
Citrix Systems, Inc. * (Software)	1,333	32,698
Clear Channel Communications, Inc. (Media)	4,687	156,968
Clorox Co. (Household Products/Wares)	1,677	98,826
CMS Energy Corp. * (Electric)	1,290	13,481
Coach, Inc. * (Apparel)	1,505	84,882
Coca-Cola Co. (Beverages)	19,221	800,170
Coca-Cola Enterprises, Inc. (Beverages)	3,698	77,103
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,214	215,588
Comcast Corp.—Special Class A * (Media)	17,716	589,588
Comerica, Inc. (Banks)	1,376	83,964
Compass Bancshares, Inc. (Banks)	946	46,042
Computer Associates International, Inc. (Software)	4,644	144,243
Computer Sciences Corp. * (Computers)	1,505	84,837
Compuware Corp. * (Software)	3,053	19,753
Comverse Technology, Inc. * (Telecommunications)	1,548	37,849
ConAgra Foods, Inc. (Food)	4,171	122,836
ConocoPhillips (Oil & Gas)	5,461	474,179
Consolidated Edison, Inc. (Electric)	1,935	84,656
Constellation Energy Group, Inc. (Electric)	1,376	60,145
Convergys Corp. * (Commercial Services)	1,118	16,759
Cooper Industries, Ltd.— Class A (Miscellaneous Manufacturing)	731	49,628
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	602	12,973
Coors (Adolph) Co.– Class B (Beverages)	301	22,777
Corning, Inc. * (Telecommunications)	11,051	130,070
Costco Wholesale Corp. (Retail)	3,655	176,939
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,472	165,509
CSX Corp. (Transportation)	1,720	68,938
Cummins, Inc. (Machinery-Diversified)	344	28,824
CVS Corp. (Retail)	3,182	143,413
Dana Corp. (Auto Parts & Equipment)	1,204	20,865
Danaher Corp. (Miscellaneous Manufacturing)	2,451	140,712
Darden Restaurants, Inc. (Retail)	1,247	34,592
Deere & Co. (Machinery-Diversified)	1,978	147,163
Dell, Inc. * (Computers)	19,780	833,530
Delphi Corp. (Auto Parts & Equipment)	4,429	39,950
Delta Air Lines, Inc. * (Airlines)	989	7,398
Devon Energy Corp. (Oil & Gas)	3,870	150,620
Dillards, Inc.— Class A (Retail)	645	17,331
Dollar General Corp. (Retail)	2,623	54,480
Dominion Resources, Inc. (Electric)	2,623	177,682
Donnelley (Commercial Services)	1,720	60,699
Dover Corp. (Miscellaneous Manufacturing)	1,591	66,727
Dow Chemical Co. (Chemicals)	7,439	368,305
Dow Jones & Company, Inc. (Media)	645	27,774
DTE Energy Co. (Electric)	1,376	59,347
Du Pont (E.I.) de Nemours (Chemicals)	7,912	388,084
Duke Energy Corp. (Electric)	7,439	188,430
Dynegy, Inc.—Class A * (Pipelines)	3,010	13,906
E *TRADE Financial Corp. * (Diversified Financial Services)	2,967	44,357
Eastman Chemical Co. (Chemicals)	602	34,753
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,279	73,498
Eaton Corp. (Miscellaneous Manufacturing)	1,204	87,121
eBay, Inc. * (Internet)	5,246	610,005
Ecolab, Inc. (Chemicals)	2,021	70,998
Edison International (Electric)	2,580	82,637
El Paso Corp. (Pipelines)	5,074	52,770
Electronic Arts, Inc. * (Software)	2,408	148,525
Electronic Data Systems Corp. (Computers)	4,042	93,370
Eli Lilly & Co. (Pharmaceuticals)	8,944	507,572
EMC Corp. * (Computers)	19,049	283,259
Emerson Electric Co. (Electrical Components & Equipment)	3,311	232,102
Engelhard Corp. (Chemicals)	989	30,333
Entergy Corp. (Electric)	1,806	122,068
EOG Resources, Inc. (Oil & Gas)	946	67,507
Equifax, Inc. (Commercial Services)	1,075	30,208
Equity Office Properties Trust (Real Estate Investment Trust)	3,182	92,660
Equity Residential Properties Trust (Real Estate Investment Trust)	2,236	80,898
Exelon Corp. (Electric)	5,246	231,192
Express Scripts, Inc.— Class A * (Pharmaceuticals)	602	46,017
Exxon Mobil Corp. (Oil & Gas)	51,557	2,642,811
Family Dollar Stores, Inc. (Retail)	1,333	41,630
Fannie Mae (Diversified Financial Services)	7,654	545,041
Federated Department Stores, Inc. (Retail)	1,419	82,004
Federated Investors, Inc.— Class B (Diversified Financial Services)	860	26,144
FedEx Corp. (Transportation)	2,365	232,929
Fifth Third Bancorp (Banks)	4,515	213,469
First Data Corp. (Software)	6,794	289,017
First Horizon National Corp. (Banks)	989	42,636
FirstEnergy Corp. (Electric)	2,623	103,635
Fiserv, Inc. * (Software)	1,548	62,214
Fisher Scientific International, Inc. * (Electronics)	903	56,329
Fluor Corp. (Engineering & Construction)	645	35,159
Ford Motor Co. (Auto Manufacturers)	14,491	212,149
Forest Laboratories, Inc. * (Pharmaceuticals)	2,924	131,171
Fortune Brands, Inc. (Household Products/Wares)	1,161	89,606
FPL Group, Inc. (Electric)	1,462	109,285
Franklin Resources, Inc. (Diversified Financial Services)	1,978	137,768
Freddie Mac (Diversified Financial Services)	5,461	402,476
Freeport-McMoRan Copper & Gold, Inc.— Class B (Mining)	1,419	54,248
Freescale Semiconductors, Inc.— Class B * (Semiconductors)	3,203	58,807

See accompanying notes to the financial statements.

93

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Common Stocks, continued
	Shares	Value

Gannett Co., Inc. (Media)	2,107	$172,142
Gap, Inc. (Retail)	7,181	151,663
Gateway, Inc. * (Computers)	2,967	17,832
General Dynamics Corp. (Aerospace/Defense)	1,591	166,419
General Electric Co. (Miscellaneous Manufacturing)	83,678	3,054,247
General Mills, Inc. (Food)	3,010	149,627
General Motors Corp. (Auto Manufacturers)	4,472	179,148
Genuine Parts Co. (Distribution/Wholesale)	1,376	60,627
Genzyme Corp.—General Division * (Biotechnology)	1,806	104,874
Georgia Pacific Corp. (Forest Products & Paper)	2,064	77,359
Gilead Sciences, Inc. * (Pharmaceuticals)	3,397	118,861
Gillette Co. (Cosmetics/Personal Care)	7,955	356,225
Golden West Financial Corp. (Savings & Loans)	2,408	147,899
Goodrich Corp. (Aerospace/Defense)	946	30,877
Grainger (W.W), Inc. (Distribution/Wholesale)	731	48,699
Great Lakes Chemical Corp. (Chemicals)	387	11,026
Guidant Corp. (Healthcare-Products)	2,494	179,817
H&R Block, Inc. (Commercial Services)	1,290	63,210
Halliburton Co. (Oil & Gas Services)	3,483	136,673
Harley-Davidson, Inc. (Leisure Time)	2,322	141,062
Harrah’s Entertainment, Inc. (Lodging)	903	60,402
Hartford Financial Services Group, Inc. (Insurance)	2,322	160,938
Hasbro, Inc. (Toys/Games/Hobbies)	1,419	27,500
HCA, Inc. (Healthcare—Services)	3,827	152,927
Health Management Assoc., Inc.—Class A (Healthcare-Services)	1,935	43,963
Heinz (H.J.) Co. (Food)	2,752	107,300
Hercules, Inc. * (Chemicals)	903	13,410
Hershey Foods Corp. (Food)	1,935	107,470
Hewlett-Packard Co. (Computers)	23,951	502,252
Hilton Hotels Corp. (Lodging)	3,053	69,425
Home Depot, Inc. (Retail)	17,415	744,316
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,794	240,576
Hospira, Inc. * (Pharmaceuticals)	1,247	41,775
Humana, Inc. * (Healthcare-Services)	1,247	37,023
Huntington Bancshares, Inc. (Banks)	1,806	44,753
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,408	223,173
IMS Health, Inc. (Software)	1,849	42,915
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,376	110,493
Intel Corp. (Semiconductors)	50,826	1,188,820
International Business Machines Corp. (Computers)	13,287	1,309,833
International Flavors & Fragrances, Inc. (Chemicals)	731	31,316
International Game Technology (Entertainment)	2,752	94,614
International Paper Co. (Forest Products & Paper)	3,870	162,541
Interpublic Group of Companies, Inc. * (Advertising)	3,354	44,944
Intuit, Inc. * (Software)	1,505	66,235
ITT Industries, Inc. (Miscellaneous Manufacturing)	731	61,733
J.P. Morgan Chase & Co. (Diversified Financial Services)	28,251	1,102,071
Jabil Circuit, Inc. * (Electronics)	1,591	40,698
Janus Capital Group, Inc. (Diversified Financial Services)	1,892	31,805
JDS Uniphase Corp. * (Telecommunications)	11,395	36,122
Jefferson-Pilot Corp. (Insurance)	1,075	55,857
Johnson & Johnson (Healthcare-Products)	23,521	1,491,702
Johnson Controls, Inc. (Auto Parts & Equipment)	1,505	95,477
Jones Apparel Group, Inc. (Apparel)	989	36,168
KB Home (Home Builders)	387	40,403
Kellogg Co. (Food)	3,268	145,949
Kerr-McGee Corp. (Oil & Gas)	1,204	69,579
KeyCorp (Banks)	3,225	109,328
KeySpan Corp. (Gas)	1,290	50,891
Kimberly-Clark Corp. (Household Products/Wares)	3,913	257,514
Kinder Morgan, Inc. (Pipelines)	989	72,325
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,935	23,994
KLA - Tencor Corp. * (Semiconductors)	1,548	72,106
Knight-Ridder, Inc. (Media)	602	40,298
Kohls Corp. * (Retail)	2,709	133,202
Kroger Co. * (Food)	5,848	102,574
L-3 Communications Holdings, Inc. (Aerospace/Defense)	860	62,986
Laboratory Corp. of America Holdings * (Healthcare-Services)	1,075	53,557
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,505	42,787
Lexmark International Group, Inc. * (Computers)	1,032	87,720
Limited, Inc. (Retail)	3,741	86,118
Lincoln National Corp. (Insurance)	1,376	64,232
Linear Technology Corp. (Semiconductors)	2,451	95,001
Liz Claiborne, Inc. (Apparel)	860	36,301
Lockheed Martin Corp. (Aerospace/Defense)	3,526	195,869
Loews Corp. (Insurance)	1,462	102,779
Louisiana-Pacific Corp. (Forest Products & Paper)	860	22,996
Lowe’s Cos., Inc. (Retail)	6,192	356,597
LSI Logic Corp. * (Semiconductors)	3,053	16,730
Lucent Technologies, Inc. * (Telecommunications)	34,142	128,374
M&T Bank Corp. (Banks)	946	102,017
Manor Care, Inc. (Healthcare-Services)	688	24,376
Marathon Oil Corp. (Oil & Gas)	2,752	103,503
Marriott International, Inc.—Class A (Lodging)	1,806	113,741
Marsh & McLennan Companies, Inc. (Insurance)	4,128	135,811
Marshall & Ilsley Corp. (Banks)	1,763	77,925
Masco Corp. (Building Materials)	3,440	125,663
Mattel, Inc. (Toys/Games/Hobbies)	3,268	63,694
Maxim Integrated Products, Inc. (Semiconductors)	2,580	109,366
MayDepartment Stores Co. (Retail)	2,322	68,267
Maytag Corp. (Home Furnishings)	645	13,610
MBIA, Inc. (Insurance)	1,118	70,747
MBNA Corp. (Diversified Financial Services)	10,105	284,860
McCormick & Co., Inc. (Food)	1,075	41,495
McDonald’s Corp. (Retail)	9,976	319,831
McGraw-Hill Companies, Inc. (Media)	1,505	137,768
McKesson Corp. (Commercial Services)	2,322	73,050
MeadWestvaco Corp. (Forest Products & Paper)	1,591	53,919
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,150	89,440
MedImmune, Inc. * (Biotechnology)	1,978	53,624
Medtronic, Inc. (Healthcare-Products)	9,589	476,286
Mellon Financial Corp. (Banks)	3,354	104,343
Merck & Co., Inc. (Pharmaceuticals)	17,587	565,246
Mercury Interactive Corp. * (Software)	731	33,297
Meredith Corp. (Media)	387	20,975
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	305,066
MetLife, Inc. (Insurance)	5,934	240,386
MGIC Investment Corp. (Insurance)	774	53,336
Micron Technology, Inc. * (Semiconductors)	4,859	60,009
Microsoft Corp. (Software)	86,172	2,301,653
Millipore Corp. * (Biotechnology)	387	19,276
Molex, Inc. (Electrical Components & Equipment)	1,505	45,150
Monsanto Co. (Agriculture)	2,107	117,044
Monster Worldwide, Inc. * (Internet)	946	31,823
Moody’s Corp. (Commercial Services)	1,161	100,833
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,686	482,247
Motorola, Inc. (Telecommunications)	18,705	321,726
Mylan Laboratories, Inc. (Pharmaceuticals)	2,150	38,012
Nabors Industries, Ltd. * (Oil & Gas)	1,161	59,548
National City Corp. (Banks)	5,246	196,987
National Semiconductors Corp. (Semiconductors)	2,838	50,942
Navistar International Corp. * (Auto Manufacturers)	559	24,585
NCR Corp. * (Computers)	731	50,607
Neenah Paper, Inc. * (Forest Products & Paper)	124	4,042
Network Appliance, Inc. * (Computers)	2,838	94,278

See accompanying notes to the financial statements.

94

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Common Stocks, continued
	Shares	Value

New York Times Co.—Class A (Media)	1,161	$47,369
Newell Rubbermaid, Inc. (Housewares)	2,193	53,049
Newmont Mining Corp. (Mining)	3,526	156,590
News Corp.—Class A (Media)	20,038	373,909
Nextel Communications, Inc.—Class A * (Telecommunications)	8,815	264,450
NICOR, Inc. (Gas)	344	12,707
NIKE, Inc.—Class B (Apparel)	2,107	191,083
NiSource, Inc. (Electric)	2,107	47,997
Noble Corp. * (Oil & Gas)	1,075	53,471
Nordstrom, Inc. (Retail)	1,118	52,244
Norfolk Southern Corp. (Transportation)	3,139	113,600
North Fork Bancorp, Inc. (Banks)	2,064	59,546
Northern Trust Corp. (Banks)	1,763	85,647
Northrop Grumman Corp. (Aerospace/Defense)	2,838	154,274
Novell, Inc. * (Software)	3,053	20,608
Novellus Systems, Inc. * (Semiconductors)	1,118	31,181
Nucor Corp. (Iron/Steel)	1,290	67,518
NVIDIA Corp. * (Semiconductors)	1,333	31,405
Occidental Petroleum Corp. (Oil & Gas)	3,096	180,683
Office Depot, Inc. * (Retail)	2,494	43,296
OfficeMax, Inc. (Retail)	688	21,589
Omnicom Group, Inc. (Advertising)	1,505	126,901
Oracle Corp. * (Software)	40,979	562,232
PACCAR, Inc. (Auto Manufacturers)	1,376	110,740
Pactiv Corp. * (Packaging & Containers)	1,204	30,449
Pall Corp. (Miscellaneous Manufacturing)	989	28,632
Parametric Technology Corp. * (Software)	2,150	12,664
Parker Hannifin Corp. (Miscellaneous Manufacturing)	946	71,650
Paychex, Inc. (Commercial Services)	3,010	102,581
Penney (J.C) Co. (Retail)	2,279	94,351
Peoples Energy Corp. (Gas)	301	13,229
PeopleSoft, Inc. * (Software)	2,924	77,428
PepsiCo, Inc. (Beverages)	13,416	700,315
PerkinElmer, Inc. (Electronics)	1,032	23,210
Pfizer, Inc. (Pharmaceuticals)	59,856	1,609,527
PG&E Corp. * (Electric)	3,182	105,897
Phelps Dodge Corp. (Mining)	731	72,311
Pinnacle West Capital Corp. (Electric)	731	32,464
Pitney Bowes, Inc. (Office/Business Equipment)	1,849	85,572
Plum Creek Timber Company, Inc. (Forest Products & Paper)	1,462	56,199
PMC-Sierra, Inc. * (Semiconductors)	1,419	15,964
PNC Financial Services Group (Banks)	2,236	128,436
Power-One, Inc. * (Electrical Components & Equipment)	645	5,753
PPG Industries, Inc. (Chemicals)	1,376	93,788
PPL Corp. (Electric)	1,505	80,186
Praxair, Inc. (Chemicals)	2,580	113,907
Principal Financial Group, Inc. (Insurance)	2,494	102,104
Procter & Gamble Co. (Cosmetics/Personal Care)	20,167	1,110,798
Progress Energy, Inc. (Electric)	1,935	87,539
Progressive Corp. (Insurance)	1,720	145,925
Prologis (Real Estate Investment Trust)	1,462	63,348
Providian Financial Corp. * (Diversified Financial Services)	2,322	38,243
Prudential Financial, Inc. (Insurance)	4,128	226,875
Public Service Enterprise Group, Inc. (Electric)	1,892	97,949
Pulte Homes, Inc. (Home Builders)	989	63,098
QLogic Corp. * (Semiconductors)	731	26,850
Qualcomm, Inc. (Telecommunications)	12,900	546,960
Quest Diagnostics, Inc. (Healthcare-Services)	817	78,064
Qwest Communications International, Inc. * (Telecommunications)	14,405	63,958
RadioShack Corp. (Retail)	1,247	41,001
Raytheon Co. (Aerospace/Defense)	3,569	138,584
Reebok International, Ltd. (Apparel)	473	20,812
Regions Financial Corp. (Banks)	3,655	130,081
Reynolds American, Inc. (Agriculture)	1,161	91,255
Robert Half International, Inc. (Commercial Services)	1,376	40,496
Rockwell Collins, Inc. (Aerospace/Defense)	1,419	55,965
Rockwell International Corp. (Machinery-Diversified)	1,462	72,442
Rohm & Haas Co. (Chemicals)	1,763	77,977
Rowan Companies, Inc. * (Oil & Gas)	860	22,274
Ryder System, Inc. (Transportation)	516	24,649
Sabre Holdings Corp. (Leisure Time)	1,075	23,822
SAFECO Corp. (Insurance)	1,118	58,404
Safeway, Inc. * (Food)	3,526	69,603
Sanmina-SCI Corp. * (Electronics)	4,128	34,964
Sara Lee Corp. (Food)	6,278	151,551
SBC Communications, Inc. (Telecommunications)	26,273	677,055
Schering-Plough Corp. (Pharmaceuticals)	11,653	243,315
Schlumberger, Ltd. (Oil & Gas Services)	4,687	313,794
Schwab (Charles) Corp. (Diversified Financial Services)	10,836	129,599
Scientific-Atlanta, Inc. (Telecommunications)	1,204	39,744
Sealed Air Corp. * (Packaging & Containers)	645	34,359
Sears, Roebuck & Co. (Retail)	1,677	85,577
Sempra Energy (Gas)	1,849	67,821
Sherwin-Williams Co. (Chemicals)	1,118	49,896
Siebel Systems, Inc. * (Software)	3,999	41,990
Sigma-Aldrich Corp. (Chemicals)	559	33,797
Simon Property Group, Inc. (Real Estate Investment Trust)	1,634	105,671
SLM Corp. (Diversified Financial Services)	3,440	183,662
Snap-on, Inc. (Hand/Machine Tools)	473	16,252
Solectron Corp. * (Electronics)	7,611	40,567
Southern Co. (Electric)	5,848	196,026
Southwest Airlines Co. (Airlines)	6,278	102,206
Sovereign Bancorp, Inc. (Savings & Loans)	2,709	61,088
Sprint Corp. (Telecommunications)	11,525	286,384
St. Jude Medical, Inc. * (Healthcare-Products)	2,838	118,997
St. Paul Companies, Inc. (Insurance)	5,289	196,063
Stanley Works (Hand/Machine Tools)	645	31,599
Staples, Inc. (Retail)	3,956	133,357
Starbucks Corp. * (Retail)	3,139	195,748
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,634	95,426
State Street Corp. (Banks)	2,666	130,954
Stryker Corp. (Healthcare-Products)	3,182	153,532
Sun Microsystems, Inc. * (Computers)	26,359	141,811
SunGard Data Systems, Inc. * (Computers)	2,279	64,564
Sunoco, Inc. (Oil & Gas)	602	49,189
SunTrust Banks, Inc. (Banks)	2,236	165,196
SuperValu, Inc. (Food)	1,075	37,109
Symantec Corp. * (Internet)	4,988	128,491
Symbol Technologies, Inc. (Electronics)	1,892	32,732
Synovus Financial Corp. (Banks)	2,451	70,050
Sysco Corp. (Food)	5,074	193,675
T. Rowe Price Group, Inc. (Diversified Financial Services)	989	61,516
Target Corp. (Retail)	7,138	370,676
TECO Energy, Inc. (Electric)	1,591	24,406
Tektronix, Inc. (Electronics)	688	20,784
Tellabs, Inc. * (Telecommunications)	3,311	28,441
Temple-Inland, Inc. (Forest Products & Paper)	430	29,412
Tenet Healthcare Corp. * (Healthcare-Services)	3,698	40,604
Teradyne, Inc. * (Semiconductors)	1,548	26,424
Texas Instruments, Inc. (Semiconductors)	13,717	337,713
Textron, Inc. (Miscellaneous Manufacturing)	1,118	82,508
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,376	20,172
The Pepsi Bottling Group, Inc. (Beverages)	2,021	54,648
Thermo Electron Corp. * (Electronics)	1,290	38,945
Tiffany & Co. (Retail)	1,161	37,117

See accompanying notes to the financial statements.

95

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Common Stocks, continued
	Shares	Value

Time Warner, Inc. * (Media)	36,249	$704,680
TJX Companies, Inc. (Retail)	3,870	97,253
Torchmark Corp. (Insurance)	860	49,140
Toys R Us, Inc. * (Retail)	1,677	34,328
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,537	107,543
Tribune Co. (Media)	2,537	106,909
TXU Corp. (Electric)	2,365	152,684
Tyco International, Ltd. (Miscellaneous Manufacturing)	15,910	568,623
U.S. Bancorp (Banks)	14,878	465,978
Union Pacific Corp. (Transportation)	2,064	138,804
Unisys Corp. * (Computers)	2,666	27,140
United Parcel Service, Inc.—Class B (Transportation)	8,901	760,679
United States Steel Corp. (Iron/Steel)	903	46,279
United Technologies Corp. (Aerospace/Defense)	4,042	417,742
UnitedHealth Group, Inc. (Healthcare-Services)	5,289	465,591
Univision Communications, Inc.—Class A * (Media)	2,537	74,258
Unocal Corp. (Oil & Gas)	2,107	91,107
UnumProvident Corp. (Insurance)	2,365	42,428
UST, Inc. (Agriculture)	1,290	62,062
Valero Energy Corp. (Oil & Gas)	2,064	93,706
Veritas Software Corp. * (Software)	3,440	98,212
Verizon Communications, Inc. (Telecommunications)	21,930	888,384
V.F. Corp. (Apparel)	860	47,627
Viacom, Inc.—Class B (Media)	13,760	500,726
Visteon Corp. (Auto Parts & Equipment)	1,032	10,083
Vulcan Materials Co. (Building Materials)	817	44,616
Wachovia Corp. (Banks)	11,937	627,885
Wal-Mart Stores, Inc. (Retail)	33,626	1,776,124
Walgreen Co. (Retail)	8,127	311,833
Walt Disney Co. (Media)	16,297	453,057
Washington Mutual, Inc. (Savings & Loans)	6,923	292,705
Waste Management, Inc. (Environmental Control)	4,601	137,754
Waters Corp. * (Electronics)	946	44,263
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	860	28,217
WellPoint, Inc. * (Healthcare-Services)	2,365	271,975
Wells Fargo & Co. (Banks)	13,373	831,131
Wendy’s International, Inc. (Retail)	903	35,452
Weyerhaeuser Co. (Forest Products & Paper)	1,892	127,180
Whirlpool Corp. (Home Furnishings)	516	35,712
Williams Companies, Inc. (Pipelines)	4,128	67,245
Wrigley (Wm.) Jr. Co. (Food)	1,763	121,982
Wyeth (Pharmaceuticals)	10,578	450,517
Xcel Energy, Inc. (Electric)	3,182	57,912
Xerox Corp. * (Office/Business Equipment)	6,665	113,371
Xilinx, Inc. (Semiconductors)	2,752	81,597
XL Capital, Ltd.—Class A (Insurance)	1,118	86,813
Yahoo!, Inc. * (Internet)	10,793	406,680
YUM! Brands, Inc. (Retail)	2,322	109,552
Zimmer Holdings, Inc. * (Healthcare-Products)	1,935	155,032
Zions Bancorp (Banks)	688	46,805

TOTAL COMMON STOCKS
(Cost $75,029,593)		88,847,725

Repurchase Agreements (7.0%)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $6,731,841 (Collateralized by $6,875,000 various U.S. Government Agency Obligations, 2.43%-3.37%, 1/5/05-10/5/07, market value $6,867,709)	$6,731,000	$6,731,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,731,000)		6,731,000

TOTAL INVESTMENT SECURITIES
(Cost $81,760,593)—99.0%		95,578,725
Net other assets (liabilities)—1.0%		935,317

NET ASSETS—100.0%		$96,514,042

Futures Contracts Purchased
	Contract	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $79,471,150)	262	$1,742,202

Swap Agreements

Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/05 (Underlying notional amount at value $885,404)	731	5,123
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/31/05 (Underlying notional amount at value $31,336,161)	25,857	181,078

*	Non-income producing security

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Advertising	0.2%
Aerospace/Defense	1.6%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	6.0%
Beverages	2.1%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.5%
Commercial Services	0.8%
Computers	4.0%
Cosmetics/Personal Care	1.9%

See accompanying notes to the financial statements.

96

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Distribution/Wholesale	0.1%
Diversified Financial Services	7.1%
Electric	2.6%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.6%
Forest Products & Paper	0.6%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare-Products	3.4%
Healthcare-Services	1.4%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.2%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.4%
Machinery-Diversified	0.3%
Machinery-Construction & Mining	0.3%
Media	3.5%
Mining	0.5%
Miscellaneous Manufacturing	5.6%
Office/Business Equipment	0.2%
Oil & Gas	5.7%
Oil & Gas Services	0.6%
Packaging & Containers	0.1%
Pharmaceuticals	5.5%
Pipelines	0.2%
Real Estate Investment Trust	0.4%
Retail	6.6%
Savings & Loans	0.5%
Semiconductors	2.9%
Software	4.5%
Telecommunications	5.5%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other **	8.0%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

97

PROFUNDS VP
ProFund VP UltraBull

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $75,029,593)	$88,847,725
Repurchase agreements, at cost	6,731,000

Total Investments	95,578,725
Cash	106,402
Segregated cash balances with brokers for futures contracts	5,105,185
Dividends and interest receivable	107,127
Receivable for capital shares issued	13,107,415
Unrealized appreciation on swap agreements	186,201
Prepaid expenses	321

Total Assets	114,191,376

Liabilities:
Payable for investments purchased	4,113,937
Payable for capital shares redeemed	13,254,456
Variation margin on futures contracts	140,179
Advisory fees payable	60,746
Management services fees payable	12,150
Administration fees payable	2,471
Administrative services fees payable	38,270
Distribution fees payable	25,288
Other accrued expenses	29,837

Total Liabilities	17,677,334

Net Assets	$96,514,042

Net Assets consist of:
Capital	$101,545,988
Accumulated net investment income (loss)	87,792
Accumulated net realized gains (losses) on investments	(20,866,273)
Net unrealized appreciation (depreciation) on investments	15,746,535

Net Assets	$96,514,042

Shares of Beneficial Interest Outstanding	4,226,066

Net Asset Value (offering and redemption price per share)	$22.84

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$1,481,238
Interest	141,664

Total Investment Income	1,622,902

Expenses:
Advisory fees	608,427
Management services fees	121,687
Administration fees	26,861
Transfer agency fees	27,464
Administrative service fees	357,115
Distribution fees	202,823
Custody fees	70,875
Fund accounting fees	40,517
Other fees	48,947
Recoupment of prior expenses reimbursed by the Advisor	30,394

Total Expenses	1,535,110

Net Investment Income (Loss)	87,792

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securitites	(2,693,732)
Net realized gains (losses) on futures contracts	4,163,254
Net realized gains (losses) on swap agreements	3,093,728
Change in net unrealized appreciation/depreciation on investments	5,973,221

Net Realized and Unrealized Gains (Losses) on Investments	10,536,471

Change in Net Assets Resulting from Operations	$10,624,263

See accompanying notes to the financial statements.

98

PROFUNDS VP
ProFund VP UltraBull

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$87,792	$(125,471)
Net realized gains (losses) on investments	4,563,250	13,936,744
Change in net unrealized appreciation/depreciation on investments	5,973,221	6,291,597

Change in net assets resulting from operations	10,624,263	20,102,870

Distributions to Shareholders From:
Net realized gains on investments	(11,462,761)	—

Change in net assets resulting from distributions	(11,462,761)	—

Capital Transactions:
Proceeds from shares issued	1,064,598,352	681,554,558
Dividends reinvested	11,439,085	—
Cost of shares redeemed	(1,047,002,418)	(675,627,718)

Change in net assets resulting from capital transactions	29,035,019	5,926,840

Change in net assets	28,196,521	26,029,710
Net Assets:
Beginning of period	68,317,521	42,287,811

End of period	$96,514,042	$68,317,521

Accumulated net investment income (loss)	$87,792	$–

Share Transactions:
Issued	47,271,334	42,851,094
Reinvested	542,909	—
Redeemed	(46,666,380)	(42,686,917)

Change in shares	1,147,863	164,177

See accompanying notes to the financial statements.

99

PROFUNDS VP
ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$22.19	$14.51		$22.71		$30.00

Investment Activities:
Net investment income (loss)	0.02 (b)	(0.05	) (b)	(0.08	) (b)	(0.09	) (b)
Net realized and unrealized gains (losses) on investments	3.55	7.73		(8.12)		(7.20)

Total income (loss) from investment activities	3.57	7.68		(8.20)		(7.29)

Distributions to Shareholders From:
Net realized gains on investments	(2.92)	—		—		—–

Net Asset Value, End of Period	$22.84	$22.19		$14.51		$22.71

Total Return	17.18%	52.93%		(36.11)%		(24.30	)% (c)

Ratio to Average Net Assets:
Gross expenses (d)	1.89%	2.07%		2.12%		1.94%
Net expenses (d)	1.89%	1.84%		1.98%		1.94%
Net investment income (loss) (d)	0.11%	(0.32)%		(0.46)%		(0.42)%

Supplemental Data:
Net assets, end of period (000’s)	$96,514	$68,318		$42,288		$64,186
Portfolio turnover rate (e)	830%	1,124%		1,249%		682	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

100

ProFund VP UltraMid-Cap

The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2004, the Fund had a total return of 27.70% 1, compared to a return of 16.49% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Mid cap stocks rode the coattails of the strong rally in the small caps, building on the continued strength of the U.S. economy, which by the end of 2004 had posted seven consecutive quarters of 3% or more of annualized GDP growth. The strengthening U.S. economic picture included reduced credit spreads and reduced borrowing costs for mid-cap firms, which helped this index to outperform the S&P 500 by 5.6%. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP UltraMid-Cap	27.70%	8.85%
S&P MidCap 400 Index	16.49%	9.27%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

101

PROFUNDS VP ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P MidCap 400 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

	Market Exposure
Investment Type		% of Net Assets

Equity Securities		73%
Futures Contracts		86%
Swap Agreements		39%

Total Exposure		198%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
S&P MidCap 400 - Composition
% of Index

Consumer, Non-cyclical	19.21%
Consumer, Cyclical	18.25%
Financial	17.15%
Industrial	11.51%
Technology	9.48%
Energy	8.24%
Communications	6.02%
Utilities	5.86%
Basic Materials	3.82%
Diversified	0.46%

Average Market Capitalization:	$2,697,696,410

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks (73.3%)
	Shares	Value

3Com Corp. * (Telecommunications)	23,680	$98,746
99 Cents Only Stores * (Retail)	4,144	66,967
Abercrombie & Fitch Co.—Class A (Retail)	5,920	277,944
Activision, Inc. * (Software)	8,288	167,252
Acxiom Corp. (Software)	5,328	140,126
Adesa, Inc. (Commercial Services)	5,920	125,622
ADTRAN, Inc. (Telecommunications)	4,736	90,647
Advance Auto Parts, Inc. * (Retail)	4,736	206,868
Advent Software, Inc. * (Software)	1,776	36,372
Aeropostale, Inc. * (Retail)	3,552	104,535
AGCO Corp. * (Machinery-Diversified)	5,328	116,630
AGL Resources, Inc. (Gas)	4,144	137,747
Airgas, Inc. (Chemicals)	4,736	125,551
AirTran Holdings, Inc. * (Airlines)	5,328	57,010
Alaska Air Group, Inc. * (Airlines)	1,776	59,478
Albemarle Corp. (Chemicals)	2,368	91,665
Alexander & Baldwin, Inc. (Transportation)	2,368	100,451
Alliance Data Systems Corp. * (Commercial Services)	4,736	224,865
Alliant Energy Corp. (Electric)	7,104	203,174
Alliant Techsystems, Inc. * (Aerospace/Defense)	2,368	154,820
Allmerica Financial Corp. * (Insurance)	2,960	97,177
AMB Property Corp. (Real Estate Investment Trust)	4,736	191,287
American Eagle Outfitters, Inc. (Retail)	4,144	195,182
American Financial Group, Inc. (Insurance)	4,736	148,284
American Greetings Corp.—Class A (Household Products/Wares)	4,144	105,050
AmeriCredit Corp. * (Diversified Financial Services)	9,472	231,590
Amerus Group Co. (Insurance)	2,368	107,270
Ametek, Inc. (Electrical Components & Equipment)	4,144	147,816
Amphenol Corp.—Class A * (Electronics)	5,328	195,750
AnnTaylor Stores Corp. * (Retail)	4,144	89,220
Applebee’s International, Inc. (Retail)	4,736	125,267
Apria Healthcare Group, Inc. * (Healthcare-Services)	2,960	97,532
Aqua America, Inc. (Water)	5,920	145,573
Aquila, Inc. * (Electric)	14,208	52,428
Arch Coal, Inc. (Coal)	3,552	126,238
Arrow Electronics, Inc. * (Electronics)	7,104	172,627
Arthur J. Gallagher & Co. (Insurance)	5,328	173,160
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,144	92,701
Ascential Software Corp. * (Software)	3,552	57,933
Associated Banc-Corp. (Banks)	6,512	216,264
Astoria Financial Corp. (Savings & Loans)	4,736	189,298
Atmel Corp. * (Semiconductors)	29,008	113,711
Avnet, Inc. * (Electronics)	7,104	129,577
Avocent Corp. * (Internet)	2,960	119,939
Bandag, Inc. (Auto Parts & Equipment)	1,184	58,975
Bank of Hawaii Corp. (Banks)	2,960	150,190
Banknorth Group, Inc. (Banks)	10,656	390,009
Banta Corp. (Commercial Services)	1,776	79,494
Barnes & Noble, Inc. * (Retail)	4,144	133,727
Barr Laboratories, Inc. * (Pharmaceuticals)	6,512	296,556
Beckman Coulter, Inc. (Healthcare-Products)	3,552	237,948
Belo Corp.—Class A (Media)	7,104	186,409
BJ’s Wholesale Club, Inc. * (Retail)	4,144	120,715
Black Hills Corp. (Electric)	1,776	54,488
Blyth, Inc. (Household Products/Wares)	2,368	69,998
Bob Evans Farms, Inc. (Retail)	2,368	61,900
Borders Group, Inc. (Retail)	4,736	120,294
BorgWarner, Inc. (Auto Parts & Equipment)	3,552	192,412
Bowater, Inc. (Forest Products & Paper)	3,552	156,182
Boyd Gaming Corp. (Lodging)	5,328	221,911
Brink’s Co. (Miscellaneous Manufacturing)	3,552	140,375
Brinker International, Inc. * (Retail)	5,920	207,614
Brown & Brown, Inc. (Insurance)	4,144	180,471
C.H. Robinson Worldwide, Inc. (Transportation)	5,328	295,811
Cabot Corp. (Chemicals)	3,552	137,391
Cabot Microelectronics Corp. * (Chemicals)	1,776	71,129
Cadence Design Systems, Inc. * (Computers)	16,576	228,915
Caesars Entertainment, Inc. * (Lodging)	18,944	381,532
Callaway Golf Co. (Leisure Time)	4,736	63,936
Career Education Corp. * (Commercial Services)	6,512	260,481
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,776	115,298
Carmax, Inc. * (Retail)	6,512	202,198
Catalina Marketing Corp. (Advertising)	2,960	87,705
CBRL Group, Inc. (Retail)	2,960	123,876
CDW Corp. (Distribution/Wholesale)	5,328	353,513
Cephalon, Inc. * (Pharmaceuticals)	3,552	180,726
Ceridian Corp. * (Computers)	8,880	162,326
Certegy, Inc. (Software)	4,144	147,236

See accompanying notes to the financial statements.

102

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Charles River Laboratories International, Inc. * (Biotechnology)	2,960	$136,190
CheckFree Corp. * (Internet)	5,328	202,890
Cheesecake Factory, Inc. * (Retail)	2,960	96,111
Chico’s FAS, Inc. * (Retail)	5,328	242,584
Choicepoint, Inc. * (Commercial Services)	5,328	245,035
Church & Dwight, Inc. (Household Products/Wares)	3,552	119,418
Cincinnati Bell, Inc. * (Telecommunications)	14,800	61,420
City National Corp. (Banks)	2,960	209,124
Claire’s Stores, Inc. (Retail)	5,920	125,800
CNF, Inc. (Transportation)	2,960	148,296
Cognizant Technology Solutions Corp. * (Computers)	7,696	325,773
Colonial BancGroup, Inc. (Banks)	8,288	175,954
Commerce Bancorp, Inc. (Banks)	4,736	304,998
Commscope, Inc. * (Telecommunications)	3,552	67,133
Community Health Systems, Inc. * (Healthcare-Services)	5,920	165,050
Constellation Brands, Inc. * (Beverages)	6,512	302,873
Cooper Cameron Corp. * (Oil & Gas Services)	3,552	191,133
Copart, Inc. * (Retail)	5,328	140,233
Corinthian Colleges, Inc. * (Commercial Services)	5,328	100,406
Covance, Inc. * (Healthcare-Services)	3,552	137,640
Coventry Health Care, Inc. * (Healthcare-Services)	5,328	282,810
Crane Co. (Miscellaneous Manufacturing)	3,552	102,440
Credence Systems Corp. * (Semiconductors)	5,920	54,168
Cree Research, Inc. * (Semiconductors)	4,736	189,819
Crompton Corp. (Chemicals)	7,104	83,827
CSG Systems International, Inc. * (Software)	2,960	55,352
Cullen/Frost Bankers, Inc. (Banks)	2,960	143,856
Cypress Semiconductors Corp. * (Semiconductors)	7,696	90,274
Cytec Industries, Inc. (Chemicals)	2,368	121,763
CYTYC Corp. * (Healthcare-Products)	6,512	179,536
D.R. Horton, Inc. (Home Builders)	14,208	572,724
Dean Foods Co. * (Food)	9,472	312,102
Deluxe Corp. (Commercial Services)	2,960	110,497
DENTSPLY International, Inc. (Healthcare-Products)	4,736	266,163
Developers Diversified Realty Corp. (Real Estate Investment Trust)	5,920	262,669
DeVry, Inc. * (Commercial Services)	4,144	71,940
Diebold, Inc. (Computers)	4,144	230,945
Dollar Tree Stores, Inc. * (Retail)	7,104	203,743
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,328	173,586
DPL, Inc. (Electric)	7,696	193,247
DST Systems, Inc. * (Computers)	5,328	277,695
Dun & Bradstreet Corp. * (Software)	4,144	247,190
Duquesne Light Holdings, Inc. (Electric)	4,736	89,274
Dycom Industries, Inc. * (Engineering & Construction)	2,960	90,339
Eaton Vance Corp. (Diversified Financial Services)	4,144	216,110
Education Management Corp. * (Commercial Services)	4,736	156,335
Edwards (A.G.), Inc. (Diversified Financial Services)	4,736	204,643
Edwards Lifesciences Corp. * (Healthcare-Products)	3,552	146,556
Emmis Communications Corp. * (Media)	3,552	68,163
Energizer Holdings, Inc. * (Electrical Components & Equipment)	4,736	235,332
Energy East Corp. (Electric)	8,880	236,918
Ensco International, Inc. (Oil & Gas)	9,472	300,641
Entercom Communications Corp. * (Media)	2,960	106,234
Equitable Resources, Inc. (Pipelines)	3,552	215,464
Everest Re Group, Ltd. (Insurance)	3,552	318,117
Expeditors International of Washington, Inc. (Transportation)	6,512	363,890
Fair Isaac Corp. (Software)	4,144	152,002
Fairchild Semiconductors International, Inc. * (Semiconductors)	7,104	115,511
Fastenal Co. (Distribution/Wholesale)	4,736	291,548
Federal Signal Corp. (Miscellaneous Manufacturing)	2,960	52,274
Ferro Corp. (Chemicals)	2,368	54,914
Fidelity National Financial, Inc. (Insurance)	10,656	486,661
First American Financial Corp. (Insurance)	5,328	187,226
First Health Group Corp. * (Commercial Services)	5,328	99,687
FirstMerit Corp. (Banks)	5,328	151,795
Flowserve Corp. * (Machinery-Diversified)	3,552	97,822
FMC Corp. * (Chemicals)	2,368	114,374
FMC Technologies, Inc. * (Oil & Gas Services)	4,144	133,437
Foot Locker, Inc. (Retail)	9,472	255,081
Forest Oil Corp. * (Oil & Gas)	3,552	112,669
Furniture Brands International, Inc. (Home Furnishings)	3,552	88,978
Gartner Group, Inc. * (Commercial Services)	6,512	81,140
GATX Corp. (Trucking & Leasing)	2,960	87,498
Gentex Corp. (Electronics)	4,736	175,327
Glatfelter (P.H.) Co. (Forest Products & Paper)	2,368	36,183
Graco, Inc. (Machinery-Diversified)	4,144	154,778
Granite Construction, Inc. (Engineering & Construction)	2,368	62,989
Grant Prideco, Inc. * (Oil & Gas Services)	7,696	154,305
Great Plains Energy, Inc. (Electric)	4,736	143,406
Greater Bay Bancorp (Banks)	2,960	82,525
GTECH Holdings Corp. (Entertainment)	7,104	184,349
Hanover Compressor Co. * (Oil & Gas Services)	4,736	66,920
Harman International Industries, Inc. (Home Furnishings)	4,144	526,288
Harris Corp. (Telecommunications)	4,144	256,058
Harsco Corp. (Miscellaneous Manufacturing)	2,368	131,992
Harte-Hanks, Inc. (Advertising)	5,328	138,421
Hawaiian Electric Industries, Inc. (Electric)	4,736	138,054
HCC Insurance Holdings, Inc. (Insurance)	4,144	137,249
Health Net, Inc. * (Healthcare-Services)	6,512	188,001
Helmerich & Payne, Inc. (Oil & Gas)	2,960	100,758
Henry Schein, Inc. * (Healthcare-Products)	2,368	164,908
Herman Miller, Inc. (Office/Business Equipment)	4,144	114,499
Hibernia Corp. (Banks)	9,472	279,519
Highwoods Properties, Inc. (Real Estate Investment Trust)	3,552	98,390
Hillenbrand Industries, Inc. (Healthcare-Products)	3,552	197,278
HNI Corp. (Office/Business Equipment)	3,552	152,913
Horace Mann Educators Corp. (Insurance)	2,368	45,181
Hormel Foods Corp. (Food)	8,288	259,829
Hospitality Properties Trust (Real Estate Investment Trust)	4,144	190,624
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	3,552	175,895
Hubbell, Inc.—Class B (Electrical Components & Equipment)	3,552	185,770
IDACORP, Inc. (Electric)	2,368	72,390
Imation Corp. (Computers)	2,368	75,373
INAMED Corp. * (Healthcare-Products)	2,368	149,776
Independence Community Bank Corp. (Savings & Loans)	5,328	226,866
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,552	122,366
Integrated Circuit Systems, Inc. * (Semiconductors)	4,144	86,692
Integrated Device Technology, Inc. * (Semiconductors)	6,512	75,279
International Rectifier Corp. * (Semiconductors)	4,144	184,698
International Speedway Corp. (Entertainment)	2,960	156,288
Intersil Corp.—Class A (Semiconductors)	8,880	148,651
Investors Financial Services Corp. (Banks)	4,144	207,117
Invitrogen Corp. * (Biotechnology)	3,552	238,445
ITT Educational Services, Inc. * (Commercial Services)	2,960	140,748
IVAX Corp. * (Pharmaceuticals)	15,392	243,501
J.B. Hunt Transport Services, Inc. (Transportation)	4,736	212,410
Jack Henry & Associates, Inc. (Computers)	5,328	106,080
Jacobs Engineering Group, Inc. * (Engineering & Construction)	3,552	169,750
Jefferies Group, Inc. (Diversified Financial Services)	3,552	143,075
JetBlue Airways Corp. * (Airlines)	6,512	151,208

See accompanying notes to the financial statements.

103

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

JM Smucker Co. (Food)	3,552	$167,193
Keane, Inc. * (Software)	3,552	52,214
Kelly Services, Inc.—Class A (Commercial Services)	2,368	71,466
KEMET Corp. * (Electronics)	5,328	47,686
Kennametal, Inc. (Hand/Machine Tools)	2,368	117,855
Korn/Ferry International * (Commercial Services)	2,368	49,136
Krispy Kreme Doughnuts, Inc. * (Retail)	3,552	44,755
L-3 Communications Holdings, Inc. (Aerospace/Defense)	6,512	476,938
LaBranche & Co., Inc. * (Diversified Financial Services)	3,552	31,826
Lam Research Corp. * (Semiconductors)	8,288	239,606
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,368	101,516
Lattice Semiconductors Corp. * (Semiconductors)	7,104	40,493
Laureate Education, Inc. * (Commercial Services)	2,960	130,506
Lear Corp. (Auto Parts & Equipment)	4,144	252,826
Lee Enterprises, Inc. (Media)	2,960	136,397
Legg Mason, Inc. (Diversified Financial Services)	5,920	433,699
Lennar Corp.—Class A (Home Builders)	9,472	536,873
Leucadia National Corp. (Holding Companies-Diversified)	4,144	287,925
Liberty Property Trust (Real Estate Investment Trust)	5,328	230,170
LifePoint Hospitals, Inc. * (Healthcare-Services)	2,368	82,454
Lincare Holdings, Inc. * (Healthcare-Services)	5,920	252,488
Longview Fibre Co. (Forest Products & Paper)	2,960	53,694
LTX Corp. * (Semiconductors)	3,552	27,315
Lubrizol Corp. (Chemicals)	2,960	109,106
Lyondell Chemical Co. (Chemicals)	14,208	410,895
Mack-Cali Realty Corp. (Real Estate Investment Trust)	3,552	163,499
Macromedia, Inc. * (Internet)	4,144	128,961
Macrovision Corp. * (Entertainment)	2,960	76,131
Mandalay Resort Group (Lodging)	4,144	291,862
Manpower, Inc. (Commercial Services)	5,328	257,342
Martin Marietta Materials (Building Materials)	2,960	158,833
McAfee, Inc. * (Internet)	9,472	274,025
McDATA Corp.—Class A * (Computers)	7,104	42,340
MDU Resources Group, Inc. (Electric)	7,104	189,535
Media General, Inc.—Class A (Media)	1,184	76,735
Mentor Graphics Corp. * (Computers)	4,144	63,362
Mercantile Bankshares Corp. (Banks)	4,736	247,219
Michaels Stores, Inc. (Retail)	8,288	248,391
Micrel, Inc. * (Semiconductors)	5,328	58,715
Microchip Technology, Inc. (Semiconductors)	12,432	331,437
Millennium Pharmaceuticals, Inc. * (Biotechnology)	18,352	222,426
Minerals Technologies, Inc. (Chemicals)	1,184	78,973
Modine Manufacturing Co. (Auto Parts & Equipment)	2,368	79,967
Mohawk Industries, Inc. * (Textiles)	4,144	378,140
Moneygram International, Inc. (Software)	5,328	112,634
MPS Group, Inc. * (Commercial Services)	6,512	79,837
Murphy Oil Corp. (Oil & Gas)	5,328	428,638
National Fuel Gas Co. (Pipelines)	4,736	134,218
National Instruments Corp. (Computers)	4,736	129,056
National-Oilwell, Inc. * (Oil & Gas Services)	5,328	188,025
Neiman Marcus Group, Inc.—Class A (Retail)	2,960	211,758
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	5,920	160,314
New York Community Bancorp (Savings & Loans)	15,984	328,791
Newfield Exploration Co. * (Oil & Gas)	3,552	209,746
Newport Corp. * (Telecommunications)	2,368	33,389
Noble Energy, Inc. (Oil & Gas)	3,552	219,016
Nordson Corp. (Machinery-Diversified)	2,368	94,886
Northeast Utilities System (Electric)	7,696	145,070
NSTAR (Electric)	2,960	160,669
O’Reilly Automotive, Inc. * (Retail)	3,552	160,018
OGE Energy Corp. (Electric)	5,328	141,245
Ohio Casualty Corp. * (Insurance)	3,552	82,442
Old Republic International Corp. (Insurance)	11,248	284,574
Olin Corp. (Chemicals)	4,144	91,251
Omnicare, Inc. (Pharmaceuticals)	6,512	225,445
ONEOK, Inc. (Gas)	6,512	185,071
Outback Steakhouse, Inc. (Retail)	4,736	216,814
Pacific Sunwear of California, Inc. * (Retail)	4,736	105,423
PacifiCare Health Systems, Inc. * (Healthcare-Services)	5,328	301,138
Packaging Corp. of America (Packaging & Containers)	6,512	153,358
Par Pharmaceutical Companies, Inc. * (Pharmaceuticals)	1,776	73,491
Patterson Dental Co. * (Healthcare-Products)	8,288	359,616
Patterson-UTI Energy, Inc. (Oil & Gas)	10,064	195,745
Payless ShoeSource, Inc. * (Retail)	4,144	50,971
Peabody Energy Corp. (Coal)	4,144	335,291
Pentair, Inc. (Miscellaneous Manufacturing)	5,920	257,875
Pepco Holdings, Inc. (Electric)	11,248	239,807
PepsiAmericas, Inc. (Beverages)	8,288	176,037
Perrigo Co. (Pharmaceuticals)	4,144	71,567
Petsmart, Inc. (Retail)	8,880	315,507
Pier 1 Imports, Inc. (Retail)	5,328	104,962
Pioneer Natural Resources Co. (Oil & Gas)	7,104	249,350
Plains Exploration & Production Co. * (Oil & Gas)	4,736	123,136
Plantronics, Inc. (Telecommunications)	2,960	122,751
Plexus Corp. * (Electronics)	2,368	30,808
PMI Group, Inc. (Insurance)	5,920	247,160
PNM Resources, Inc. (Electric)	3,551	89,805
Pogo Producing Co. (Oil & Gas)	4,144	200,943
Polycom, Inc. * (Telecommunications)	5,920	138,054
Potlatch Corp. (Forest Products & Paper)	1,776	89,830
Powerwave Technologies, Inc. * (Telecommunications)	6,512	55,222
Precision Castparts Corp. (Metal Fabricate/Hardware)	4,144	272,178
Pride International, Inc. * (Oil & Gas)	8,288	170,236
Protective Life Corp. (Insurance)	4,144	176,907
Protein Design Labs, Inc. * (Biotechnology)	5,920	122,307
Puget Energy, Inc. (Electric)	5,920	146,224
Quanta Services, Inc. * (Commercial Services)	7,104	56,832
Questar Corp. (Pipelines)	5,328	271,515
Radian Group, Inc. (Insurance)	5,920	315,181
Raymond James Financial Corp. (Diversified Financial Services)	4,736	146,721
Rayonier, Inc. (Forest Products & Paper)	2,960	144,774
Reader’s Digest Association, Inc. (Media)	5,920	82,347
Regis Corp. (Retail)	2,960	136,604
Renal Care Group, Inc. * (Healthcare-Services)	4,144	149,143
Republic Services, Inc. (Environmental Control)	9,472	317,691
Retek, Inc. * (Software)	3,552	21,845
Reynolds & Reynolds Co. (Computers)	4,144	109,857
RF Micro Devices, Inc. * (Telecommunications)	11,248	76,936
Rollins, Inc. (Commercial Services)	2,960	77,907
Ross Stores, Inc. (Retail)	8,880	256,366
RPM, Inc. (Chemicals)	7,104	139,665
RSA Security, Inc. * (Internet)	4,144	83,129
Ruby Tuesday, Inc. (Retail)	4,144	108,076
Ruddick Corp. (Food)	2,960	64,202
Saks, Inc. (Retail)	8,880	128,849
SanDisk Corp. * (Computers)	10,064	251,298
SCANA Corp. (Electric)	6,512	256,572
Scholastic Corp. * (Media)	2,368	87,521
SEI Investments Co. (Software)	6,512	273,049
Semtech Corp. * (Semiconductors)	4,736	103,576
Sensient Technologies Corp. (Chemicals)	2,960	71,010
Sepracor, Inc. * (Pharmaceuticals)	5,328	316,324
Sequa Corp.—Class A * (Aerospace/Defense)	592	36,201
Sierra Pacific Resources * (Electric)	7,104	74,592
Silicon Laboratories, Inc. * (Semiconductors)	2,960	104,518
Silicon Valley Bancshares * (Banks)	2,368	106,134
Smith International, Inc. * (Oil & Gas Services)	6,512	354,318

See accompanying notes to the financial statements.

104

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Smithfield Foods, Inc. * (Food)	6,512	$192,690
Sonoco Products Co. (Packaging & Containers)	5,920	175,528
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	3,552	64,504
SPX Corp. (Miscellaneous Manufacturing)	4,736	189,724
StanCorp Financial Group, Inc. (Insurance)	1,776	146,520
Steel Dynamics, Inc. (Iron/Steel)	2,960	112,125
Stericycle, Inc. * (Environmental Control)	2,960	136,012
STERIS Corp. * (Healthcare-Products)	4,144	98,296
Storage Technology Corp. * (Computers)	6,512	205,844
Swift Transportation Co., Inc. * (Transportation)	4,736	101,729
Sybase, Inc. * (Software)	5,920	118,104
Synopsys, Inc. * (Computers)	9,472	185,841
TCF Financial Corp. (Banks)	8,288	266,376
Tech Data Corp. * (Distribution/Wholesale)	3,552	161,261
Techne Corp. * (Healthcare-Products)	2,368	92,115
Tecumseh Products Co. (Machinery-Diversified)	1,184	56,595
Teleflex, Inc. (Miscellaneous Manufacturing)	2,368	122,994
Telephone & Data Systems, Inc. (Telecommunications)	3,552	273,326
The Ryland Group, Inc. (Home Builders)	2,368	136,255
The Scotts Co.—Class A * (Household Products/Wares)	1,776	130,573
The Timberland Co.—Class A * (Apparel)	2,368	148,403
Thomas & Betts Corp. * (Electronics)	3,552	109,224
Thor Industries, Inc. (Home Builders)	3,552	131,602
Tidewater, Inc. (Oil & Gas Services)	3,552	126,487
Titan Corp. * (Aerospace/Defense)	5,328	86,314
Toll Brothers, Inc. * (Home Builders)	4,736	324,937
Tootsie Roll Industries, Inc. (Food)	2,960	102,505
Transaction Systems Architect, Inc. * (Software)	2,368	47,005
Triad Hospitals, Inc. * (Healthcare-Services)	4,736	176,227
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,960	100,877
TriQuint Semiconductors, Inc. * (Semiconductors)	8,288	36,882
Tupperware Corp. (Household Products/Wares)	3,552	73,597
Tyson Foods, Inc.—Class A (Food)	21,312	392,141
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	7,696	190,861
United Rentals, Inc. * (Commercial Services)	4,736	89,510
Unitrin, Inc. (Insurance)	4,144	188,345
Universal Corp. (Agriculture)	1,776	84,964
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,552	158,064
UTStarcom, Inc. * (Telecommunications)	7,104	157,354
Valassis Communications, Inc. * (Commercial Services)	2,960	103,630
Valeant Pharmaceuticals International (Pharmaceuticals)	5,328	140,393
Valspar Corp. (Chemicals)	2,960	148,030
Varco International, Inc. * (Oil & Gas Services)	5,920	172,568
Varian Medical Systems, Inc. * (Healthcare-Products)	8,288	358,373
Varian, Inc. * (Electronics)	2,368	97,112
VCA Antech, Inc. * (Pharmaceuticals)	2,368	46,413
Vectren Corp. (Gas)	4,736	126,925
Vertex Pharmaceuticals, Inc. * (Biotechnology)	4,736	50,060
Vishay Intertechnology, Inc. * (Electronics)	10,064	151,161
VISX, Inc. * (Healthcare-Products)	2,960	76,575
W.R. Berkley Corp. (Insurance)	5,328	251,322
Waddell & Reed Financial, Inc. (Diversified Financial Services)	4,736	113,143
Washington Federal, Inc. (Savings & Loans)	4,736	125,693
Washington Post Co.—Class B (Media)	592	581,948
Weatherford International, Ltd. * (Oil & Gas Services)	8,288	425,174
Webster Financial Corp. (Banks)	2,960	149,894
Werner Enterprises, Inc. (Transportation)	4,736	107,223
Westamerica Bancorporation (Banks)	1,776	103,559
Westar Energy, Inc. (Electric)	5,328	121,851
Western Gas Resources, Inc. (Pipelines)	4,736	138,528
Westwood One, Inc. * (Media)	5,920	159,426
WGL Holdings, Inc. (Gas)	2,960	91,286
Whole Foods Market, Inc. (Food)	3,552	338,683
Williams Sonoma, Inc. * (Retail)	7,104	248,924
Wilmington Trust Corp. (Banks)	4,144	149,806
Wind River Systems, Inc. * (Software)	4,736	64,173
Wisconsin Energy Corp. (Electric)	7,104	239,476
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,328	104,322
WPS Resources Corp. (Electric)	2,368	118,305
York International Corp. (Building Materials)	2,368	81,791
Zebra Technologies Corp. * (Machinery-Diversified)	4,144	233,225

TOTAL COMMON STOCKS
(Cost $56,174,458)		64,852,234

Repurchase Agreements (20.6%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $18,191,274 (Collateralized by $18,491,000 Federal National Mortgage Association, 2.32% - 3.25%, 9/30/05 - 6/28/06 market value $18,554,280)	$18,189,000	18,189,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,189,000)		18,189,000

TOTAL INVESTMENT SECURITES
(Cost $74,363,458)—93.9%		83,041,234
Net other assets (liabilities)—6.1%		5,421,587

NET ASSETS—100.0%		$88,462,821

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $56,465,500)	170	$2,041,870
E-Mini S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $19,862,570)	299	206,597

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/28/05 (Underlying notional amount at value $6,993,453)	10,543	146,272
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 3/1/05 (Underlying notional amount at value $27,813,932)	41,932	419,660

*	Non-income producing security

See accompanying notes to the financial statements.

105

PROFUNDS VP ProFund VP UltraMid-Cap	Schedule of Portfolio Investments December 31, 2004

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Advertising	0.3%
Aerospace/Defense	0.9%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.2%
Auto Parts & Equipment	0.8%
Banks	3.8%
Beverages	0.5%
Biotechnology	0.9%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.5%
Commercial Services	3.0%
Computers	2.7%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.9%
Electric	3.5%
Electrical Components & Equipment	0.6%
Electronics	1.3%
Engineering & Construction	0.4%
Entertainment	0.5%
Environmental Control	0.5%
Food	2.1%
Forest Products & Paper	0.5%
Gas	0.6%
Hand/Machine Tools	0.1%
Healthcare-Products	2.6%
Healthcare-Services	2.3%
Holding Companies-Diversified	0.3%
Home Builders	2.1%
Home Furnishings	0.7%
Household Products/Wares	0.6%
Insurance	3.9%
Internet	0.9%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	1.0%
Machinery-Diversified	0.9%
Media	1.7%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	1.7%
Office/Business Equipment	0.3%
Oil & Gas	2.6%
Oil & Gas Services	2.0%
Packaging & Containers	0.4%
Pharmaceuticals	1.8%
Pipelines	0.9%
Real Estate Investment Trust	1.7%
Retail	6.0%
Savings & Loans	1.0%
Semiconductors	2.3%
Software	1.9%
Telecommunications	1.6%
Textiles	0.4%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.2%
Other **	26.7%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

106

PROFUNDS VP ProFund VP UltraMid-Cap

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $56,174,458)	$64,852,234
Repurchase agreements, at cost	18,189,000

Total Investments	83,041,234
Segregated cash balances with brokers for futures contracts	4,555,779
Dividends and interest receivable	45,787
Receivable for investments sold	7,666,450
Unrealized appreciation on swap agreements	565,932
Prepaid expenses	196

Total Assets	95,875,378

Liabilities:
Cash overdraft	76,690
Payable for capital shares redeemed	7,133,362
Variation margin on futures contracts	47,192
Advisory fees payable	65,432
Management services fees payable	13,087
Administration fees payable	2,150
Administrative services fees payable	34,538
Distribution fees payable	18,192
Other accrued expenses	21,914

Total Liabilities	7,412,557

Net Assets	$88,462,821

Net Assets consist of:
Capital	$78,200,528
Accumulated net realized gains (losses) on investments	(1,229,882)
Net unrealized appreciation (depreciation) on investments	11,492,175

Net Assets	$88,462,821

Shares of Beneficial Interest Outstanding	2,501,406

Net Asset Value (offering and redemption price per share)	35.37

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$402,731
Interest	199,404

Total Investment Income	602,135

Expenses:
Advisory fees	371,068
Management services fees	74,214
Administration fees	16,303
Transfer agency fees	16,679
Administrative service fees	232,722
Distribution fees	123,689
Custody fees	41,874
Fund accounting fees	25,357
Other fees	27,649
Recoupment of prior expenses reimbursed by the Advisor	30,109

Total Expenses	959,664

Net Investment Income (Loss)	(357,529)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(329,421)
Net realized gains (losses) on futures contracts	1,326,674
Net realized gains (losses) on swap agreements	3,239,684
Change in net unrealized appreciation/depreciation on investments	6,164,680

Net Realized and Unrealized Gains (Losses) on Investments	10,401,617

Change in Net Assets Resulting from Operations	$10,044,088

See accompanying notes to the financial statements.

107

PROFUNDS VP ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(357,529)	$(197,676)
Net realized gains (losses) on investments	4,236,937	7,009,479
Change in net unrealized appreciation/depreciation on investments	6,164,680	4,544,429

Change in net assets resulting from operations	10,044,088	11,356,232

Distributions to Shareholders From:
Net realized gains on investments	(3,586,548)	—

Change in net assets resulting from distributions	(3,586,548)	—

Capital Transactions:
Proceeds from shares issued	724,414,624	397,432,347
Dividends reinvested	3,586,548	—
Cost of shares redeemed	(684,649,279)	(390,912,434)

Change in net assets resulting from capital transactions	43,351,893	6,519,913

Change in net assets	49,809,433	17,876,145
Net Assets:
Beginning of period	38,653,388	20,777,243

End of period	$88,462,821	$38,653,388

Share Transactions:
Issued	23,189,558	17,884,061
Reinvested	114,733	—
Redeemed	(22,115,193)	(17,771,340)

Change in shares	1,189,098	112,721

See accompanying notes to the financial statements.

108

PROFUNDS VP ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$29.46		$17.32		$30.00

Investment Activities:
Net investment income (loss)	(0.23	) (b)	(0.20	) (b)	(0.09	) (b)
Net realized and unrealized gains (losses) on investments	8.14		12.34		(12.59)

Total income (loss) from investment activities	7.91		12.14		(12.68)

Distributions to Shareholders From:
Net realized gains on investments	(2.00)		—		—

Net Asset Value, End of Period	$35.37		$29.46		$17.32

Total Return	27.70%		70.09%		(42.27	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.94%		2.08%		2.36%
Net expenses (d)	1.94%		1.98%		1.98%
Net investment income (loss) (d)	(0.72)%		(0.88)%		(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$88,463		$38,653		$20,777
Portfolio turnover rate (e)	602%		1,202%		2,654	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

109

ProFund VP UltraSmall-Cap

The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Index. For the year ended December 31, 2004, the Fund had a total return of 31.07% 1, compared to a return of 18.44% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

For the sixth straight year, the Russell 2000 beat the Russell 1000, which marks the longest streak of small-cap outperformance in the history of the Russell indexes (beginning in 1979). Small-cap stocks sprinted to the finish in a broad based rally, posting a fourth quarter total return of 14.16%. All sectors within the Russell 2000 returned double digit gains for the year, with the exception of technology which was down slightly. Energy, Basic Materials, and Real Estate Investment Trusts all posted impressive gains that contributed to the strong performance of the index. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from October 18, 1999 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]
	1 Year	3 Year	5 Year	Since Inception (10/18/99)
ProFund VP UltraSmall-Cap	31.07%	14.48%	1.54%	5.09%
Russell 2000 Index	18.44%	11.53%	6.68%	10.89%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

110

PROFUNDS VP ProFund VP UltraSmall-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Russell 2000 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	77%
Futures Contracts	64%
Swap Agreements	61%

Total Exposure	202%

“Market Exposure” excludes any short-term investments and cash equivalents.
Russell 2000 - Composition
% of Index

Financial	21.97%
Consumer, Non-cyclical	17.99%
Industrial	14.72%
Consumer, Cyclical	13.77%
Technology	9.73%
Communications	8.49%
Energy	5.16%
Basic Materials	4.76%
Utilities	3.30%
Diversified	0.11%

Average Market Capitalization:	$703,043,048

PROFUNDS VP ProFund VP UltraSmall-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks (76.5%)
	Shares	Value

21st Century Insurance Group (Insurance)	5,148	$70,013
99 Cents Only Stores * (Retail)	11,700	189,072
A.C. Moore Arts & Crafts, Inc. * (Retail)	3,276	94,382
AAR Corp. * (Aerospace/Defense)	7,956	108,361
Aaron Rents, Inc. (Commercial Services)	8,424	210,600
Abaxis, Inc. * (Healthcare-Products)	4,212	61,032
Abgenix, Inc. * (Pharmaceuticals)	19,656	203,243
ABM Industries, Inc. (Commercial Services)	8,892	175,350
Acadia Realty Trust (Real Estate Investment Trust)	6,084	99,169
Actuant Corp. * (Miscellaneous Manufacturing)	5,148	268,468
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,552	208,354
Adaptec, Inc. * (Telecommunications)	25,272	191,814
Advanced Digital Information Corp. * (Computers)	15,444	154,749
Advisory Board Co. * (Commercial Services)	4,212	155,339
ADVO, Inc. (Advertising)	6,552	233,579
Affordable Residential Communities (Real Estate Investment Trust)	6,084	87,305
Agile Software Corp. * (Internet)	12,636	103,236
AirTran Holdings, Inc. * (Airlines)	10,764	115,175
AK Steel Holding Corp. * (Iron/Steel)	26,208	379,229
Alabama National BanCorp (Banks)	2,808	181,116
Alamosa Holdings, Inc. * (Telecommunications)	15,444	192,587
Albany International Corp.—Class A (Machinery-Diversified)	6,084	213,913
Albany Molecular Research, Inc. * (Commercial Services)	5,616	62,562
Albemarle Corp. (Chemicals)	4,212	163,047
Alfa Corp. (Insurance)	7,956	120,812
Alkermes, Inc. * (Pharmaceuticals)	18,252	257,171
Allegheny Technologies, Inc. (Iron/Steel)	13,104	283,964
Alliance Gaming Corp. * (Entertainment)	12,168	168,040
Alpharma, Inc. (Pharmaceuticals)	5,148	87,259
Altiris, Inc. * (Software)	5,148	182,394
AMCOL International Corp. (Mining)	5,148	103,423
American Medical Systems Holdings, Inc. * (Healthcare-Products)	6,084	254,372
American States Water Co. (Water)	3,744	97,344
American Woodmark Corp. (Home Furnishings)	2,808	122,653
AMERIGROUP Corp. * (Healthcare-Services)	1,872	141,636
Amis Holdings, Inc. * (Semiconductors)	7,488	123,702
Amli Residential Properties Trust (Real Estate Investment Trust)	6,084	194,688
AmSurg Corp. * (Healthcare-Services)	7,020	207,371
Anaren Microwave, Inc. * (Telecommunications)	5,148	66,718
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	4,680	136,422
Anixter International, Inc. (Telecommunications)	6,084	218,963
ANSYS, Inc. * (Software)	7,488	240,065
Anteon International Corp. * (Computers)	5,616	235,086
Anthracite Capital, Inc. (Real Estate Investment Trust)	10,764	133,043
Apogee Enterprises, Inc. (Building Materials)	6,552	87,862
Apollo Investment Corp. (Investment Companies)	14,988	226,319
Applera Corp.—Celera Genomics Group * (Biotechnology)	17,316	238,096
Applied Industrial Technologies, Inc. (Machinery-Diversified)	6,205	170,017
Apria Healthcare Group, Inc. * (Healthcare-Services)	5,616	185,047
AptarGroup, Inc. (Miscellaneous Manufacturing)	5,616	296,413
aQuantive, Inc. * (Internet)	11,232	100,414
Aquila, Inc. * (Electric)	46,800	172,692
Arbitron, Inc. * (Commercial Services)	3,744	146,690
Arch Chemicals, Inc. (Chemicals)	5,148	148,159
Arctic Cat, Inc. (Leisure Time)	3,276	86,880
Argonaut Group, Inc. * (Insurance)	5,616	118,666
Ariad Pharmaceuticals, Inc. * (Biotechnology)	12,636	93,885
Ariba, Inc. * (Internet)	10,764	178,682
Arkansas Best Corp. (Transportation)	5,148	231,094
Armor Holdings, Inc. * (Aerospace/Defense)	5,616	264,064
Ascential Software Corp. * (Software)	14,040	228,992
Associated Banc-Corp. (Banks)	1,028	34,140
Atherogenics, Inc. * (Pharmaceuticals)	8,892	209,496
Avanex Corp. * (Telecommunications)	19,188	63,512
Aviall, Inc. * (Distribution/Wholesale)	5,616	129,000
Avista Corp. (Electric)	7,488	132,313
Axcelis Technologies, Inc. * (Semiconductors)	22,932	186,437
Aztar Corp. * (Lodging)	3,744	130,740
Baldor Electric Co. (Hand/Machine Tools)	7,020	193,261
BancorpSouth, Inc. (Banks)	14,508	353,560
Bandag, Inc. (Auto Parts & Equipment)	2,340	116,555
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	5,616	111,758

See accompanying notes to the financial statements.

111

PROFUNDS VP ProFund VP UltraSmall-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Banner Corp. (Banks)	2,340	$72,985
Banta Corp. (Commercial Services)	3,276	146,634
BE Aerospace, Inc. * (Aerospace/Defense)	8,892	103,503
Bel Fuse, Inc.—Class B (Electronics)	2,808	94,882
Benchmark Electronics, Inc. * (Electronics)	8,892	303,218
Berry Petroleum Co.—Class A (Oil & Gas)	4,212	200,912
Beverly Enterprises, Inc. * (Healthcare-Services)	25,740	235,521
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	15,444	98,687
Black Box Corp. (Telecommunications)	3,744	179,787
Black Hills Corp. (Electric)	4,212	129,224
Blue Coat Systems, Inc. * (Internet)	2,340	43,547
Blyth, Inc. (Household Products/Wares)	4,680	138,341
Bone Care International, Inc. * (Pharmaceuticals)	3,744	104,270
Boston Private Financial Holdings, Inc. (Banks)	6,552	184,570
Bowne & Co., Inc. (Commercial Services)	8,424	136,974
Boyd Gaming Corp. (Lodging)	3,276	136,445
Brady Corp.—Class A (Electronics)	4,212	263,545
Brandywine Realty Trust (Real Estate Investment Trust)	5,616	165,054
Bright Horizons Family Solutions, Inc. * (Commercial Services)	3,276	212,154
Broadwing Corp. * (Telecommunications)	9,360	85,270
Brocade Communications Systems, Inc. * (Computers)	61,308	468,392
Brooks Automation, Inc. * (Semiconductors)	9,828	169,238
Brown Shoe Company, Inc. (Retail)	4,212	125,644
Brush Engineered Materials, Inc. * (Mining)	4,212	77,922
Buckeye Technologies, Inc. * (Forest Products & Paper)	7,020	91,330
Burlington Coat Factory Warehouse Corp. (Retail)	4,212	95,612
C&D Technologies, Inc. (Electrical Components & Equipment)	5,148	87,722
C-COR.net Corp. * (Telecommunications)	10,296	95,753
Cabot Microelectronics Corp. * (Chemicals)	5,148	206,177
California Pizza Kitchen, Inc. * (Retail)	4,680	107,640
California Water Service Group (Water)	3,744	140,962
Callaway Golf Co. (Leisure Time)	14,508	195,858
Calpine Corp. * (Electric)	99,684	392,755
Cambrex Corp. (Biotechnology)	5,616	152,194
Capital City Bank Group, Inc. (Banks)	2,340	97,812
Caraustar Industries, Inc. * (Forest Products & Paper)	7,020	118,076
Carpenter Technology Corp. (Iron/Steel)	4,680	273,593
Cascade Bancorp (Banks)	4,212	85,167
Cascade Corp. (Machinery-Diversified)	2,340	93,483
Casella Waste Systems, Inc. * (Environmental Control)	4,680	68,515
Casey’s General Stores, Inc. (Retail)	12,168	220,849
Cash America International, Inc. (Retail)	7,020	208,705
Catalina Marketing Corp. (Advertising)	11,232	332,804
Cathay Bancorp, Inc. (Banks)	10,296	386,100
Cell Therapeutics, Inc. * (Pharmaceuticals)	12,168	99,048
Centene Corp. * (Healthcare-Services)	9,360	265,356
Central Pacific Financial Corp. (Banks)	4,161	150,503
Central Parking Corp. (Commercial Services)	4,212	63,812
Century Aluminum Co. * (Mining)	4,212	110,607
CH Energy Group, Inc. (Electric)	3,744	179,899
Champion Enterprises, Inc. * (Home Builders)	14,976	177,016
Charles River Associates, Inc. * (Commercial Services)	2,340	109,442
Charles River Laboratories International, Inc. * (Biotechnology)	396	18,220
Charming Shoppes, Inc. * (Retail)	27,612	258,724
Charter Communications, Inc.—Class A * (Media)	64,584	144,668
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	8,424	205,883
Chattem, Inc. * (Cosmetics/Personal Care)	4,212	139,417
Checkpoint Systems, Inc. * (Electronics)	7,956	143,606
Chemical Financial Corp. (Banks)	5,616	241,039
Cheniere Energy, Inc. * (Oil & Gas)	4,680	298,116
Chesapeake Corp. (Packaging & Containers)	4,680	127,109
Chiquita Brands International, Inc. (Food)	8,424	185,833
Chittenden Corp. (Banks)	6,162	177,034
Chordiant Software, Inc. * (Internet)	17,316	39,480
Christopher & Banks Corp. (Retail)	7,956	146,788
Churchill Downs, Inc. (Entertainment)	1,872	83,678
Ciber, Inc. * (Computers)	12,168	117,300
Cimarex Energy Co. * (Oil & Gas)	8,892	337,007
Cincinnati Bell, Inc. * (Telecommunications)	58,968	244,717
Circor International, Inc. (Metal Fabricate/Hardware)	3,744	86,711
Citizens Banking Corp. (Banks)	10,296	353,668
City Holding Co. (Banks)	4,212	152,643
CKE Restaurants, Inc. * (Retail)	12,636	183,348
Clarcor, Inc. (Miscellaneous Manufacturing)	3,276	179,427
CLECO Corp. (Electric)	10,764	218,079
CMGI, Inc. * (Internet)	90,324	230,326
CMS Energy Corp. * (Electric)	31,824	332,561
CNET Networks, Inc. * (Internet)	26,676	299,571
Coeur d’Alene Mines Corp. * (Mining)	51,480	202,316
Cognex Corp. (Machinery-Diversified)	9,360	261,144
Coherent, Inc. * (Electronics)	7,020	213,689
Cohu, Inc. (Semiconductors)	5,148	95,547
Commerce Group, Inc. (Insurance)	5,148	314,235
Commercial Federal Corp. (Savings & Loans)	6,552	194,660
Commercial Metals Co. (Metal Fabricate/Hardware)	6,084	307,607
Commercial NET Lease Realty (Real Estate Investment Trust)	11,232	231,379
Commscope, Inc. * (Telecommunications)	5,148	97,297
Community Bank System, Inc. (Banks)	6,084	171,873
Community Banks, Inc. (Banks)	2,340	65,894
Community Trust Bancorp, Inc. (Banks)	2,872	92,938
Compass Minerals International, Inc. (Mining)	3,744	90,717
CompuCredit Corp. * (Diversified Financial Services)	4,680	127,951
Comstock Resources, Inc. * (Oil & Gas)	5,616	123,833
Conceptus, Inc. * (Healthcare-Products)	6,084	49,372
Concur Technologies, Inc. * (Software)	6,084	54,208
CONMED Corp. * (Healthcare-Products)	7,020	199,508
Consolidated Graphics, Inc. * (Commercial Services)	2,808	128,887
Contenital Airlines, Inc.—Class B * (Airlines)	13,104	177,428
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	11,232	242,050
Cornerstone Realty Income Trust, Inc. (Real Estate Investment Trust)	12,168	121,437
Corporate Office Properties Trust (Real Estate Investment Trust)	7,020	206,037
Correctional Properties Trust (Real Estate Investment Trust)	2,808	81,095
Corrections Corp. of America * (Commercial Services)	7,488	302,890
Corus Bankshares, Inc. (Banks)	3,744	179,749
CoStar Group, Inc. * (Commercial Services)	3,744	172,898
Cousins Properties, Inc. (Real Estate Investment Trust)	5,616	169,996
Cray, Inc. * (Computers)	20,592	95,959
Credence Systems Corp. * (Semiconductors)	19,656	179,852
Crompton Corp. (Chemicals)	27,612	325,822
Cross Country Healthcare, Inc. * (Commercial Services)	5,616	101,537
Crown Holdings, Inc. * (Packaging & Containers)	25,740	353,667
CSK Auto Corp. * (Retail)	9,828	164,521
Cti Molecular Imaging, Inc. * (Healthcare-Products)	7,488	106,255
Cubic Corp. (Electronics)	3,744	94,236
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	9,828	116,265
Cuno, Inc. * (Miscellaneous Manufacturing)	4,212	250,193
Curtiss-Wright Corp. (Aerospace/Defense)	4,680	268,679
CV Therapeutics, Inc. * (Pharmaceuticals)	7,488	172,224
CVB Financial Corp. (Banks)	8,892	236,172
Datascope Corp. (Healthcare-Products)	2,808	111,450
Decode Genetics, Inc. * (Biotechnology)	11,700	91,377

See accompanying notes to the financial statements.

112

PROFUNDS VP ProFund VP UltraSmall-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Delphi Financial Group, Inc.—Class A (Insurance)	2,340	$107,991
Delta Air Lines, Inc. * (Airlines)	25,740	192,535
Deltic Timber Corp. (Forest Products & Paper)	2,340	99,333
Denbury Resources, Inc. * (Oil & Gas)	6,552	179,852
Dendrite International, Inc. * (Software)	8,892	172,505
DHB Industries, Inc. * (Apparel)	4,680	89,107
Diagnostic Products Corp. (Healthcare-Products)	4,680	257,634
Dick’s Sporting Goods, Inc. * (Retail)	7,020	246,753
Digital River, Inc. * (Internet)	7,020	292,102
Digital Theater Systems, Inc. * (Home Furnishings)	4,212	84,788
Digitas, Inc. * (Internet)	13,104	125,143
Dime Community Bancshares, Inc. (Savings & Loans)	7,488	134,110
Dionex Corp. * (Electronics)	4,680	265,217
Direct General Corp. (Insurance)	3,744	120,182
Discovery Laboratories, Inc. * (Pharmaceuticals)	11,232	89,070
Ditech Communications Corp. * (Telecommunications)	7,020	104,949
DJ Orthopedics, Inc. * (Healthcare-Products)	4,212	90,221
Dobson Communications Corp. * (Telecommunications)	26,208	45,078
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	5,148	155,470
Downey Financial Corp. (Savings & Loans)	3,276	186,732
Drew Industries, Inc. * (Building Materials)	1,872	67,710
DRS Technologies, Inc. * (Aerospace/Defense)	3,744	159,906
Dyax Corp. * (Pharmaceuticals)	6,084	43,926
Dycom Industries, Inc. * (Engineering & Construction)	7,488	228,534
Eagle Materials—Class A (Building Materials)	3,744	323,293
EarthLink, Inc. * (Internet)	32,292	372,005
Eastgroup Properties, Inc. (Real Estate Investment Trust)	4,212	161,404
Eclipsys Corp. * (Software)	8,892	181,664
EDO Corp. (Aerospace/Defense)	3,744	118,872
eFunds Corp. * (Software)	10,764	258,444
El Paso Electric Co. * (Electric)	10,764	203,870
Electro Scientific Industries, Inc. * (Electronics)	6,552	129,468
ElkCorp (Building Materials)	4,680	160,150
Emmis Communications Corp. * (Media)	10,296	197,580
Empire District Electric Co. (Electric)	5,616	127,371
Emulex Corp. * (Semiconductors)	16,848	283,720
Encore Acquisition Co. * (Oil & Gas)	5,148	179,717
Encysive Pharmaceuticals, Inc. * (Biotechnology)	12,636	125,475
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	5,148	152,226
Enterasys Networks, Inc. * (Telecommunications)	50,544	90,979
Entertainment Properties Trust (Real Estate Investment Trust)	4,680	208,494
Entravision Communications Corp. * (Media)	11,700	97,695
Entrust Technologies, Inc. * (Internet)	15,444	58,533
Enzo Biochem, Inc. * (Biotechnology)	5,649	109,986
Epicor Software Corp. * (Software)	9,360	131,882
Equity Inns, Inc. (Real Estate Investment Trust)	10,764	126,369
Equity Lifestyle Properties, Inc. (Real Estate Investment Trust)	3,744	133,848
Equity One, Inc. (Real Estate Investment Trust)	7,020	166,585
eResearch Technology, Inc. * (Internet)	7,488	118,685
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	3,276	251,105
ESS Technology, Inc. * (Semiconductors)	7,956	56,567
Essex Property Trust, Inc. (Real Estate Investment Trust)	2,340	196,092
Esterline Technologies Corp. * (Aerospace/Defense)	5,148	168,082
Ethan Allen Interiors, Inc. (Home Furnishings)	2,340	93,647
Excel Technology, Inc. * (Electronics)	2,808	73,008
Exelixis, Inc. * (Biotechnology)	14,976	142,272
Exide Technologies * (Auto Parts & Equipment)	5,616	77,388
ExpressJet Holdings, Inc. * (Airlines)	8,892	114,529
F.N.B. Corp. (Banks)	6,552	133,399
FBL Financial Group, Inc.—Class A (Insurance)	2,808	80,168
FelCor Lodging Trust, Inc. * (Real Estate Investment Trust)	11,700	171,405
Ferro Corp. (Chemicals)	6,552	151,941
Fidelity Bankshares, Inc. (Savings & Loans)	3,276	140,082
Filenet Corp. * (Software)	8,424	217,002
Financial Federal Corp. * (Diversified Financial Services)	3,276	128,419
Finisar Corp. * (Telecommunications)	39,780	90,698
Finish Line, Inc.—Class A (Retail)	9,360	171,288
First BanCorp (Banks)	7,488	475,562
First Charter Corp. (Banks)	7,020	183,713
First Citizens BancShares, Inc.—Class A (Banks)	1,404	208,143
First Commonwealth Financial Corp. (Banks)	16,848	259,291
First Community Bancorp—Class A (Banks)	3,276	139,885
First Community Bancshares, Inc. (Banks)	2,340	84,427
First Financial Bancorp (Banks)	8,424	147,420
First Financial Bankshares, Inc. (Banks)	3,276	146,798
First Financial Corp. (Banks)	3,276	114,758
First Financial Holdings, Inc. (Savings & Loans)	2,808	91,934
First Health Group Corp. * (Commercial Services)	18,252	341,495
First Horizon Pharmaceutical Corp. * (Pharmaceuticals)	6,084	139,263
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	6,084	247,801
First Merchants Corp. (Banks)	4,680	132,444
First National Bancshares of Florida (Banks)	11,232	268,445
First Republic Bank (Banks)	3,276	173,628
FirstFed Financial Corp. * (Savings & Loans)	3,276	169,926
Fisher Communications, Inc. * (Media)	1,404	68,628
Florida East Coast Industries, Inc. (Transportation)	5,148	232,175
Flowers Foods, Inc. (Food)	7,488	236,471
Flushing Financial Corp. (Savings & Loans)	4,212	84,493
Forest Oil Corp. * (Oil & Gas)	6,084	192,984
Formfactor, Inc. * (Semiconductors)	6,552	177,821
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,744	158,221
Fred’s, Inc. (Retail)	9,360	162,864
Frontier Financial Corp. (Banks)	3,744	144,556
FTI Consulting, Inc. * (Commercial Services)	8,892	187,354
Fuller (H.B.) Co. (Chemicals)	6,084	173,455
Furniture Brands International, Inc. (Home Furnishings)	4,680	117,234
G & K Services, Inc. (Textiles)	4,212	182,885
Gables Residential Trust (Real Estate Investment Trust)	2,340	83,749
Gardner Denver, Inc. * (Machinery-Diversified)	4,212	152,853
Gartner Group, Inc. * (Commercial Services)	10,764	134,119
Gateway, Inc. * (Computers)	53,352	320,645
GATX Corp. (Trucking & Leasing)	5,148	152,175
Gaylord Entertainment Co. * (Lodging)	5,616	233,232
GenCorp, Inc. (Aerospace/Defense)	8,424	156,434
General Cable Corp. * (Electrical Components & Equipment)	9,360	129,636
General Communication, Inc.—Class A * (Telecommunications)	10,764	118,835
Genesee & Wyoming, Inc.—Class A * (Transportation)	3,744	105,319
Genesis Healthcare Corp. * (Healthcare-Services)	4,680	163,940
Gentiva Health Services, Inc. * (Healthcare- Services)	6,084	101,724
Geron Corp. * (Biotechnology)	10,764	85,789
Getty Realty Corp. (Real Estate Investment Trust)	4,212	121,011
Gibraltar Industries, Inc. (Iron/Steel)	5,616	132,650
Glacier Bancorp, Inc. (Banks)	6,084	207,099
Glatfelter (Forest Products & Paper)	7,020	107,266
Glimcher Realty Trust (Real Estate Investment Trust)	7,956	220,461
Global Industries, Ltd. * (Oil & Gas Services)	19,656	162,948

See accompanying notes to the financial statements.

113

PROFUNDS VP ProFund VP UltraSmall-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Global Power Equipment Group, Inc. * (Machinery-Diversified)	7,956	$78,287
Golden Telecom, Inc. (Telecommunications)	3,276	86,552
Granite Construction, Inc. (Engineering & Construction)	3,744	99,590
Graphic Packaging Corp. * (Packaging & Containers)	15,912	114,566
Gray Television, Inc. (Media)	10,764	166,842
Greif Brothers Corp.—Class A (Packaging & Containers)	3,276	183,456
Grey Wolf, Inc. * (Oil & Gas)	44,928	236,771
Group 1 Automotive, Inc. * (Retail)	3,744	117,936
Guitar Center, Inc. * (Retail)	5,148	271,248
Gymboree Corp. * (Apparel)	7,488	95,996
Hancock Holding Co. (Banks)	6,552	219,230
Handelman Co. (Distribution/Wholesale)	5,616	120,632
Hanover Compressor Co. * (Oil & Gas Services)	11,232	158,708
Harbor Florida Bancshares, Inc. (Savings & Loans)	5,148	178,172
Harland (John H.) Co. (Household Products/Wares)	6,084	219,632
Harleysville National Corp. (Banks)	6,084	161,834
Harris Interactive, Inc. * (Internet)	11,700	92,430
Harvest Natural Resources, Inc. * (Oil & Gas)	8,424	145,482
Haverty Furniture Companies, Inc. (Retail)	4,680	86,580
Hayes Lemmerz International, Inc. * (Auto Parts & Equipment)	8,892	78,516
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	6,552	266,666
Heartland Express, Inc. (Transportation)	11,232	252,383
Hecla Mining Co. * (Mining)	28,548	166,435
HEICO Corp. (Aerospace/Defense)	4,680	105,721
Helmerich & Payne, Inc. (Oil & Gas)	7,488	254,892
Hibbett Sporting Goods, Inc. * (Retail)	5,616	149,442
Highland Hospitality Corp. (Real Estate Investment Trust)	8,424	94,686
Highwoods Properties, Inc. (Real Estate Investment Trust)	11,700	324,090
Hollinger International, Inc. (Media)	10,764	168,780
Holly Corp. (Oil & Gas)	4,680	130,432
Hologic, Inc. * (Healthcare-Products)	4,680	128,560
Home Properties Of New York, Inc. (Real Estate Investment Trust)	3,744	160,992
HomeStore, Inc. * (Internet)	22,932	69,484
Hooper Holmes, Inc. (Commercial Services)	13,572	80,346
Horace Mann Educators Corp. (Insurance)	8,892	169,659
Hot Topic, Inc. * (Retail)	11,700	201,123
Hudson River Bancorp, Inc. (Savings & Loans)	7,488	148,188
Human Genome Sciences, Inc. * (Biotechnology)	27,612	331,897
Hydril Co. * (Oil & Gas Services)	3,744	170,389
Hypercom Corp. * (Telecommunications)	12,168	72,035
IBERIABANK Corp. (Banks)	1,404	93,169
Identix, Inc. * (Electronics)	21,060	155,423
IDEX Corp. (Machinery-Diversified)	8,892	360,127
IDX Systems Corp. * (Software)	5,148	177,400
IHOP Corp. (Retail)	5,148	215,650
II-VI, Inc. (Electronics)	2,808	119,312
Imation Corp. (Computers)	7,488	238,343
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	8,424	190,972
Impax Laboratories, Inc. * (Pharmaceuticals)	11,700	185,796
Incyte Genomics, Inc. * (Biotechnology)	14,508	144,935
Independent Bank Corp.— Massachusetts (Banks)	3,744	126,360
Independent Bank Corp.—Michigan (Banks)	4,212	125,644
Infinity Property & Casualty Corp. (Insurance)	5,148	181,210
InFocus Corp. * (Computers)	9,360	85,738
Informatica Corp. * (Software)	20,592	167,207
infoUSA, Inc. * (Software)	7,488	83,791
InnKeepers U.S.A Trust (Real Estate Investment Trust)	7,956	112,975
Insight Communications Co., Inc. * (Media)	10,764	99,782
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	6,552	148,534
Integra Bank Corp. (Banks)	3,744	86,524
Integrated Device Technology, Inc. * (Semiconductors)	14,040	162,302
Integrated Silicon Solution, Inc. * (Semiconductors)	8,424	69,077
Interactive Data Corp. * (Commercial Services)	8,892	193,312
Interdigital Communications Corp. * (Telecommunications)	12,636	279,256
Interface, Inc.—Class A * (OfficeFurnishings)	10,764	107,317
Internet Capital Group, Inc. * (Internet)	9,360	84,240
Internet Security Systems, Inc. * (Internet)	8,892	206,739
InterVoice-Brite, Inc. * (Computers)	8,424	112,460
Interwoven, Inc. * (Internet)	9,828	106,929
Intrado, Inc. * (Telecommunications)	4,212	50,965
Intuitive Surgical, Inc. * (Healthcare-Products)	7,956	318,399
Invacare Corp. (Healthcare-Products)	5,616	259,796
Inverness Medical Innovation, Inc. * (Healthcare-Products)	3,276	82,228
Investors Real Estate Trust (Real Estate Investment Trust)	9,828	103,096
Iomega Corp. * (Computers)	12,168	67,411
Ionics, Inc. * (Environmental Control)	4,212	182,548
Ipass, Inc. * (Internet)	10,764	79,654
Ipayment, Inc. * (Commercial Services)	2,340	115,877
Irwin Financial Corp. (Banks)	4,212	119,579
ISIS Pharmaceuticals, Inc. * (Pharmaceuticals)	12,636	74,552
Jack in the Box, Inc. * (Retail)	4,212	155,296
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	18,252	158,792
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	6,084	134,517
Jarden Corp. * (Household Products/Wares)	5,616	243,959
JLG Industries, Inc. (Machinery–Construction & Mining)	9,360	183,737
Jo-Ann Stores, Inc. * (Retail)	4,680	128,887
Jones Lang LaSalle, Inc. * (Real Estate)	6,552	245,110
Journal Register Co. * (Media)	9,360	180,929
Joy Global, Inc. (Machinery-Construction & Mining)	11,700	508,131
K-V Pharmaceutical Co. * (Pharmaceuticals)	8,424	185,749
K2, Inc. * (Leisure Time)	7,488	118,909
Kadant, Inc. * (Machinery-Diversified)	3,276	67,158
Kansas City Southern Industries, Inc. * (Transportation)	9,360	165,953
Kaydon Corp. (Metal Fabricate/Hardware)	6,084	200,894
KCS Energy, Inc. * (Oil & Gas)	11,700	172,926
Keane, Inc. * (Software)	10,764	158,231
Kellwood Co. (Apparel)	4,680	161,460
Kelly Services, Inc.—Class A (Commercial Services)	4,212	127,118
Kennametal, Inc. (Hand/Machine Tools)	7,956	395,971
Kensey Nash Corp. * (Healthcare-Products)	2,340	80,800
Key Energy Group * (Oil & Gas Services)	18,720	220,896
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	3,744	87,048
KFx, Inc. * (Energy-Alternate Sources)	10,296	149,498
Kilroy Realty Corp. (Real Estate Investment Trust)	2,808	120,042
Kimball International, Inc.—Class B (Home Furnishings)	5,148	76,242
Kindred Healthcare, Inc. * (Healthcare-Services)	6,552	196,232
Kirby Corp. * (Transportation)	5,148	228,468
Knight Trading Group, Inc. * (Diversified Financial Services)	27,612	302,351
Knight Transportation, Inc. (Transportation)	8,892	220,522
Kopin Corp. * (Semiconductors)	16,848	65,202
Korn/Ferry International * (Commercial Services)	7,488	155,376
Kramont Realty Trust (Real Estate Investment Trust)	5,616	131,414
Kronos, Inc. * (Computers)	6,084	311,074
La Quinta Corp. * (Lodging)	44,928	408,397
La-Z-Boy, Inc. (Home Furnishings)	11,232	172,636

See accompanying notes to the financial statements.

114

PROFUNDS VP ProFund VP UltraSmall-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

LabOne, Inc. * (Healthcare-Services)	4,212	$134,952
Labor Ready, Inc. * (Commercial Services)	8,424	142,534
Laclede Group, Inc. (Gas)	5,148	160,360
Laidlaw International * (Transportation)	21,060	450,684
Lancaster Colony Corp. (Miscellaneous Manufacturing)	6,552	280,884
Lance, Inc. (Food)	6,084	115,779
Landauer, Inc. (Commercial Services)	2,340	106,938
Landstar System, Inc. * (Transportation)	7,020	516,952
Lasalle Hotel Properties (Real Estate Investment Trust)	6,552	208,550
Lattice Semiconductor Corp. * (Semiconductors)	27,144	154,721
Lawson Software, Inc. * (Software)	13,104	90,024
Lennox International, Inc. (Building Materials)	9,828	200,000
Levitt Corp.—Class A (Home Builders)	3,744	114,454
Lexicon Genetics, Inc. * (Biotechnology)	14,976	116,139
Libbey, Inc. (Housewares)	3,276	72,760
Lifecell Corp. * (Biotechnology)	7,020	71,744
Ligand Pharmaceuticals, Inc.—Class B * (Pharmaceuticals)	16,848	196,111
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	7,956	274,800
Lindsay Manufacturing Co. (Machinery-Diversified)	2,808	72,671
Linens’n Things, Inc. * (Retail)	5,616	139,277
Lionbridge Technologies, Inc. * (Internet)	11,232	75,479
Lithia Motors, Inc.—Class A (Retail)	3,276	87,862
Littelfuse, Inc. * (Electrical Components & Equipment)	5,148	175,855
LKQ Corp. * (Distribution/Wholesale)	3,276	65,749
LNR Property Corp. (Real Estate)	1,404	88,326
Longview Fibre Co. (Forest Products & Paper)	12,168	220,728
Luminex Corp. * (Healthcare-Products)	6,552	58,182
Lyondell Chemical Co. (Chemicals)	2,872	83,058
M/I Schottenstein Homes, Inc. (Home Builders)	2,340	128,957
Macdermid, Inc. (Chemicals)	6,552	236,527
Macrovision Corp. * (Entertainment)	10,296	264,813
Magellan Health Services, Inc. * (Healthcare-Services)	6,552	223,816
Magnum Hunter Resources, Inc. * (Oil & Gas)	14,976	193,190
Maguire Properties, Inc. (Real Estate Investment Trust)	7,020	192,769
Manitowoc Co. (Machinery-Diversified)	5,616	211,442
ManTech International Corp.—Class A * (Software)	4,212	99,993
Marcus Corp. (Lodging)	4,680	117,655
MarineMax, Inc. * (Retail)	2,808	83,566
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,386	—
MatrixOne, Inc. * (Internet)	11,700	76,635
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	7,956	292,781
Mattson Technology, Inc. * (Semiconductors)	9,360	105,394
Maverick Tube Corp. * (Oil & Gas Services)	3,276	99,263
Maximus, Inc. * (Commercial Services)	4,212	131,077
MB Financial, Inc. (Banks)	4,212	177,536
McDATA Corp.—Class A * (Computers)	28,080	167,357
McGrath Rentcorp (Commercial Services)	2,340	102,047
Medarex, Inc. * (Pharmaceuticals)	19,188	206,847
Mentor Corp. (Healthcare-Products)	9,828	331,596
Mercury Computer Systems, Inc. * (Computers)	5,148	152,793
MeriStar Hospitality Corp. * (Real Estate Investment Trust)	21,060	175,851
Metal Management, Inc. (Environmental Control)	4,212	113,176
Metals USA, Inc. * (Metal Fabricate/Hardware)	4,680	86,814
Methode Electronics, Inc.—Class A (Electronics)	8,424	108,248
MFA Mortgage Investments, Inc. (Real Estate Investment Trust)	16,380	144,472
MGE Energy, Inc. (Electric)	4,680	168,620
Micromuse, Inc. * (Software)	18,720	103,896
Micros Systems, Inc. * (Computers)	3,744	292,257
Mid-State Bancshares (Banks)	5,616	160,898
Mindspeed Technologies, Inc. * (Semiconductors)	23,868	66,353
Mine Safety Appliances Co. (Environmental Control)	5,148	261,004
Modine Manufacturing Co. (Auto Parts & Equipment)	5,616	189,652
Molina Healthcare, Inc. * (Healthcare-Services)	2,340	108,529
Monaco Coach Corp. (Home Builders)	5,616	115,521
Moog, Inc.—Class A * (Aerospace/Defense)	6,084	275,909
MPS Group, Inc. * (Commercial Services)	23,400	286,884
MTS Systems Corp. (Computers)	5,148	174,054
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,616	180,835
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,148	65,894
Mykrolis Corp. * (Semiconductors)	9,828	139,263
Nabi Biopharmaceuticals * (Pharmaceuticals)	14,040	205,686
Nara Bancorp, Inc. (Banks)	4,212	89,589
National Financial Partners (Diversified Financial Services)	7,956	308,693
National Health Investors, Inc. (Real Estate Investment Trust)	5,616	163,875
National Penn Bancshares, Inc. (Banks)	7,020	194,454
National Western Life Insurance Co.—Class A * (Insurance)	468	77,973
Nationwide Health Properties, Inc. (Real Estate Investment Trust)	14,976	355,679
Navigant Consulting Co. * (Commercial Services)	10,764	286,322
NBT Bancorp, Inc. (Banks)	7,956	204,628
NCI Building Systems, Inc * (Building Materials)	4,212	157,950
NCO Group, Inc. * (Commercial Services)	6,552	169,369
NDCHealth Corp. (Software)	3,744	69,601
Newcastle Investment Corp. (Real Estate Investment Trust)	7,020	223,096
Newpark Resources, Inc. * (Oil & Gas Services)	20,124	103,639
NMS Communications Corp. * (Telecommunications)	11,232	70,874
North Pittsburgh Systems, Inc. (Telecommunications)	3,744	92,589
Northwest Airlines Corp.—Class A * (Airlines)	16,380	179,033
Northwest Bancorp, Inc. (Savings & Loans)	4,680	117,421
Northwest Natural Gas Co. (Gas)	6,552	221,064
NS Group, Inc. * (Metal Fabricate/Hardware)	4,212	117,094
Nu Skin Enterprises, Inc. (Retail)	11,700	296,947
Nuvelo, Inc. * (Pharmaceuticals)	7,020	69,147
Oceaneering International, Inc. * (Oil & Gas Services)	6,084	227,055
Octel Corp. (Chemicals)	2,808	58,434
Ocular Sciences, Inc. * (Healthcare-Products)	4,680	229,367
Ocwen Financial Corp. * (Savings & Loans)	9,360	89,482
Odyssey Healthcare, Inc. * (Healthcare-Services)	8,892	121,643
Offshore Logistics, Inc. * (Transportation)	4,680	151,960
Ohio Casualty Corp. * (Insurance)	14,508	336,732
Oil States International, Inc. * (Oil & Gas Services)	7,020	135,416
Old Dominion Freight Line, Inc. * (Transportation)	3,744	130,291
Old National Bancorp (Banks)	13,572	350,972
Old Second Bancorp, Inc. (Banks)	2,808	89,519
OM Group, Inc. * (Chemicals)	5,148	166,898
OMEGA Healthcare Investors, Inc. (Real Estate Investment Trust)	11,232	132,538
ON Semiconductor Corp. * (Semiconductors)	29,016	131,733
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	6,084	197,061
Open Solutions, Inc. * (Software)	2,808	72,896
Opsware, Inc. * (Internet)	12,168	89,313
OraSure Technologies, Inc. * (Healthcare-Products)	9,360	62,899
Orbital Sciences Corp. * (Aerospace/Defense)	10,296	121,802
Oriental Financial Group, Inc. (Banks)	4,633	131,160
OrthoLogic Corp. * (Healthcare-Products)	8,424	52,650
Oscient Pharmaceuticals Corp. * (Biotechnology)	14,508	52,954
Otter Tail Power Co. (Electric)	6,084	155,325
Overseas Shipholding Group, Inc. (Transportation)	2,340	129,168
Overstock.com, Inc. * (Internet)	2,808	193,752
Owens & Minor, Inc. (Distribution/Wholesale)	8,892	250,488
Oxford Industries, Inc. (Apparel)	3,276	135,299
P.F. Chang’s China Bistro, Inc. * (Retail)	3,744	210,974
Pacific Capital Bancorp (Banks)	10,764	365,868

See accompanying notes to the financial statements.

115

PROFUNDS VP ProFund VP UltraSmall-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Packeteer, Inc. * (Software)	7,956	$114,964
PalmOne, Inc. * (Computers)	6,084	191,950
Par Pharmaceutical Companies, Inc. * (Pharmaceuticals)	1,872	77,463
Parametric Technology Corp. * (Software)	64,116	377,643
PAREXEL International Corp. * (Commercial Services)	6,084	123,505
Park National Corp. (Banks)	2,840	384,820
Parker Drilling Co. * (Oil & Gas)	22,464	88,284
Paxar Corp. * (Electronics)	8,424	186,760
Payless ShoeSource, Inc. * (Retail)	14,508	178,448
Pediatrix Medical Group, Inc. * (Healthcare-Services)	4,680	299,755
Peet’s Coffee & Tea, Inc. * (Beverages)	2,808	74,328
Penn Virginia Corp. (Oil & Gas)	4,212	170,881
Pennsylvania (Real Estate Investment Trust)	6,552	280,426
Pep Boys-Manny, Moe & Jack (Retail)	5,616	95,865
Per-Se Technologies, Inc. * (Software)	5,616	88,901
Perot Systems Corp.—Class A * (Computers)	18,252	292,580
Perrigo Co. (Pharmaceuticals)	14,508	250,553
PFF Bancorp, Inc. (Savings & Loans)	2,340	108,412
Pharmos Corp. * (Pharmaceuticals)	21,060	29,905
Philadelphia Consolidated Holding Corp. * (Insurance)	4,212	278,582
Pinnacle Entertainment, Inc. * (Entertainment)	8,424	166,627
Pixelworks, Inc. * (Semiconductors)	9,828	111,450
Plains Exploration & Production Co. * (Oil & Gas)	14,040	365,040
Plug Power, Inc. * (Energy-Alternate Sources)	11,700	71,487
PNM Resources, Inc. (Electric)	11,232	284,057
PolyOne Corp. * (Chemicals)	21,996	199,284
Post Properties, Inc. (Real Estate Investment Trust)	9,360	326,663
Powerwave Technologies, Inc. * (Telecommunications)	15,444	130,965
Prentiss Properties Trust (Real Estate Investment Trust)	7,095	271,029
Presidential Life Corp. (Insurance)	5,148	87,310
Price Communications Corp. * (Telecommunications)	8,424	156,602
PRIMEDIA, Inc. * (Media)	31,824	120,931
Primus Telecommunications Group, Inc. * (Telecommunications)	17,784	56,553
Priority Healthcare Corp.—Class B * (Pharmaceuticals)	7,020	152,825
PrivateBancorp, Inc. (Banks)	3,744	120,669
ProAssurance Corp. * (Insurance)	6,084	237,945
ProQuest Co. * (Internet)	5,616	166,795
Prosperity Bancshares, Inc. (Banks)	3,744	109,362
Provident Bankshares Corp. (Banks)	7,956	289,360
Provident Financial Services, Inc. (Savings & Loans)	13,104	253,825
Province Healthcare Co. * (Healthcare-Services)	10,764	240,575
PS Business Parks, Inc. (Real Estate Investment Trust)	2,808	126,641
PSS World Medical, Inc. * (Healthcare-Products)	16,380	204,996
Pulitzer, Inc. (Media)	1,872	121,399
Quanta Services, Inc. * (Commercial Services)	17,316	138,528
Quantum Corp. * (Computers)	43,056	112,807
R & G Financial Corp.—Class B (Banks)	6,084	236,546
RailAmerica, Inc. * (Transportation)	8,424	109,933
RAIT Investment Trust (Real Estate Investment Trust)	4,680	130,900
Ralcorp Holdings, Inc. (Food)	6,084	255,101
Range Resources Corp. (Oil & Gas)	16,380	335,135
RARE Hospitality International, Inc. * (Retail)	7,956	253,478
RC2 Corp. * (Toys/Games/Hobbies)	3,276	106,798
Reader’s Digest Association, Inc. (Media)	16,380	227,847
RealNetworks, Inc. * (Internet)	26,676	176,595
Realty Income Corp. (Real Estate Investment Trust)	6,084	307,729
Red Robin Gourmet Burgers, Inc. * (Retail)	2,808	150,144
Regal-Beloit Corp. (Hand/Machine Tools)	6,084	174,002
Reliance Steel & Aluminum Co. (Iron/Steel)	4,212	164,100
Revlon, Inc.—Class A * (Cosmetics/Personal Care)	35,100	80,730
RF Micro Devices, Inc. * (Telecommunications)	41,184	281,699
RLI Corp. (Insurance)	4,680	194,548
Rock-Tenn Co. (Forest Products & Paper)	7,020	106,423
Rogers Corp. * (Electronics)	3,744	161,366
RTI International Metals, Inc. * (Mining)	5,148	105,740
Ruddick Corp. (Food)	7,956	172,566
Russell Corp. (Apparel)	7,020	136,750
Ryan’s Restaurant Group, Inc. * (Retail)	10,296	158,764
Ryerson Tull, Inc. (Iron/Steel)	5,616	88,452
S & T Bancorp, Inc. (Banks)	5,616	211,667
S1 Corp. * (Internet)	16,848	152,643
Safeguard Scientifics, Inc. * (Software)	28,548	60,522
SafeNet, Inc. * (Telecommunications)	5,616	206,332
Saga Communications, Inc. * (Media)	3,744	63,086
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	8,424	148,178
Sandy Spring Bancorp, Inc. (Banks)	3,276	125,569
Sapient Corp. * (Internet)	18,720	148,075
Scansoft, Inc. * (Software)	19,188	80,398
ScanSource, Inc. * (Distribution/Wholesale)	2,808	174,545
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,808	95,332
SCP Pool Corp. (Distribution/Wholesale)	12,636	403,087
SEACOR SMIT, Inc. * (Oil & Gas Services)	3,744	199,930
Secure Computing Corp. * (Internet)	8,424	84,072
Select Comfort Corp. * (Retail)	7,956	142,731
Select Medical Corp. (Healthcare-Services)	18,720	329,473
Sensient Technologies Corp. (Chemicals)	10,296	247,001
Sequa Corp.—Class A * (Aerospace/Defense)	1,404	85,855
SERENA Software, Inc. * (Software)	6,084	131,658
Shaw Group, Inc. * (Engineering & Construction)	13,104	233,907
Shopko Stores, Inc. * (Retail)	7,020	131,134
Sierra Pacific Resources * (Electric)	25,272	265,356
Silgan Holdings, Inc. (Packaging & Containers)	2,808	171,176
Silicon Graphics, Inc. * (Computers)	62,712	108,492
Silicon Image, Inc. * (Semiconductors)	17,784	292,725
Silicon Storage Technology, Inc. * (Computers)	18,720	111,384
Siliconix, Inc. * (Semiconductors)	1,404	51,232
Simmons First National Corp.—Class A (Banks)	3,744	108,389
Simpson Manufacturing Co., Inc. (Building Materials)	8,424	293,998
Sinclair Broadcast Group—Class A (Media)	10,764	99,136
Six Flags, Inc. * (Entertainment)	20,592	110,579
SkyWest, Inc. (Airlines)	14,040	281,643
Skyworks Solutions, Inc. * (Semiconductors)	31,356	295,686
SoftBrands, Inc. * (Software)	64	—
Sola International, Inc. * (Healthcare-Products)	6,552	180,442
Sonic Automotive, Inc. (Retail)	5,616	139,277
Sonic Solutions * (Electronics)	4,212	94,517
SonoSite, Inc. * (Healthcare-Products)	3,744	127,109
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	8,892	161,479
Southern Union Co. * (Gas)	8,424	202,008
Southwest Gas Corp. (Gas)	7,488	190,195
Southwestern Energy Co. * (Oil & Gas)	7,488	379,566
Spartech Corp. (Chemicals)	6,084	164,816
Speedway Motorsports, Inc. (Entertainment)	3,744	146,690
Spherion Corp. * (Commercial Services)	14,508	121,867
SRA International, Inc.—Class A * (Computers)	2,340	150,228
St. Mary Land & Exploration Co. (Oil & Gas)	6,084	253,946
Standard Microsystems Corp. * (Semiconductors)	4,212	75,100
Standex International Corp. (Miscellaneous Manufacturing)	2,808	80,000
StarTek, Inc. (Commercial Services)	2,808	79,888
State Auto Financial Corp. (Insurance)	3,276	84,685
STERIS Corp. * (Healthcare-Products)	10,764	255,322
Sterling Bancorp (Banks)	3,793	107,158
Sterling Bancshares, Inc. (Banks)	10,764	153,602
Sterling Financial Corp.—Pennsylvania (Banks)	5,148	147,593
Sterling Financial Corp.—Spokane * (Savings & Loans)	5,616	220,484

See accompanying notes to the financial statements.

116

PROFUNDS VP ProFund VP UltraSmall-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Stewart & Stevenson Services, Inc. (Machinery-Diversified)	7,020	$142,015
Stewart Enterprises, Inc.—Class A * (Commercial Services)	25,740	179,923
Strayer Education, Inc. (Commercial Services)	3,276	359,673
Suffolk Bancorp (Banks)	2,808	97,803
Summit Properties, Inc. (Real Estate Investment Trust)	6,084	198,095
Superior Energy Services, Inc. * (Oil & Gas Services)	13,104	201,933
SureWest Communications (Telecommunications)	3,276	92,875
Susquehanna Bancshares, Inc. (Banks)	11,232	280,238
Swift Energy Co. * (Oil & Gas)	5,616	162,527
Sybron Dental Special, Inc. * (Healthcare-Products)	9,360	331,156
Sycamore Networks, Inc. * (Telecommunications)	41,652	169,107
Symmetricom, Inc. * (Telecommunications)	10,764	104,518
Take-Two Interactive Software, Inc. * (Software)	7,020	244,226
TALX Corp. (Computers)	3,276	84,488
Taubman Centers, Inc. (Real Estate Investment Trust)	10,296	308,365
Techne Corp. * (Healthcare-Products)	8,424	327,693
Technitrol, Inc. * (Electronics)	8,892	161,834
Tecumseh Products Co. (Machinery-Diversified)	3,744	178,963
Teledyne Technologies, Inc. * (Aerospace/Defense)	7,956	234,145
TeleTech Holdings, Inc. * (Commercial Services)	8,892	86,163
Telik, Inc. * (Biotechnology)	9,360	179,150
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	9,828	169,435
Terex Corp. * (Machinery-Construction & Mining)	6,552	312,203
Tesoro Petroleum Corp. * (Oil & Gas)	9,360	298,210
Tessera Technologies, Inc. * (Semiconductors)	5,616	208,971
TETRA Technologies, Inc. * (Oil & Gas Services)	5,148	145,688
Texas Industries, Inc. (Building Materials)	4,212	262,745
The Cato Corp.—Class A (Retail)	4,680	134,878
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	33,696	493,984
The Medicines Co. * (Pharmaceuticals)	10,764	310,004
The Men’s Wearhouse, Inc. * (Retail)	2,808	89,744
The Mosaic Co. * (Chemicals)	4,212	68,740
The Phoenix Companies, Inc. (Insurance)	21,060	263,250
The Steak n Shake Co. * (Retail)	5,616	112,769
The Stride Rite Corp. (Apparel)	9,360	104,551
Thomas Industries, Inc. (Machinery-Diversified)	3,276	130,778
Thor Industries, Inc. (Home Builders)	4,680	173,394
THQ, Inc. * (Software)	7,020	161,039
Tierone Corp. (Savings & Loans)	4,680	116,298
Titan Corp. * (Aerospace/Defense)	19,188	310,845
Toro Co. (Housewares)	1,872	152,287
Town & Country Trust (Real Estate Investment Trust)	4,212	116,378
Trammell Crow Co. * (Real Estate)	7,956	144,083
Transaction Systems Architect, Inc. * (Software)	8,892	176,506
Transkaryotic Therapies, Inc * (Biotechnology)	7,020	178,238
Transmeta Corp. * (Semiconductors)	35,568	57,976
Tredegar Corp. (Miscellaneous Manufacturing)	6,552	132,416
Triad Guaranty, Inc. * (Insurance)	2,340	141,523
Triarc Companies, Inc. (Retail)	8,424	103,278
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,212	143,545
TriQuint Semiconductor, Inc. * (Semiconductors)	32,760	145,782
Triumph Group, Inc. * (Aerospace/Defense)	3,744	147,888
TrustCo Bank Corp. NY (Banks)	17,784	245,241
Trustmark Corp. (Banks)	11,232	348,978
TTM Technologies, Inc. * (Electronics)	9,828	115,970
Tyler Technologies, Inc. * (Computers)	8,892	74,337
UbiquiTel, Inc. * (Telecommunications)	16,848	119,958
UICI (Insurance)	7,956	269,708
UIL Holdings Corp. (Electric)	2,340	120,042
UMB Financial Corp. (Banks)	3,744	212,135
Unit Corp. * (Oil & Gas)	5,148	196,705
United Auto Group, Inc. (Retail)	3,744	110,785
United Community Banks, Inc. (Banks)	7,020	189,049
United Community Financial Corp. (Savings & Loans)	6,552	73,382
United Fire & Casualty Co. (Insurance)	3,744	126,210
United Online, Inc. * (Internet)	12,636	145,693
United Rentals, Inc. * (Commercial Services)	4,212	79,607
United Surgical Partners International, Inc. * (Healthcare-Services)	6,552	273,218
Universal American Financial Corp. * (Insurance)	6,552	101,359
Universal Corp. (Agriculture)	5,616	268,669
Universal Forest Products, Inc. (Building Materials)	3,744	162,490
Universal Health Realty Income Trust (Real Estate Investment Trust)	2,808	90,221
Universal Technical Institute, Inc. * (Commercial Services)	3,276	124,881
Univest Corporation Of Pennsylvania (Banks)	1,872	86,149
Unizan Financial Corp. (Banks)	5,148	135,650
Unova, Inc. * (Machinery-Diversified)	11,700	295,893
URS Corp. * (Engineering & Construction)	4,212	135,205
Urstadt Biddle Properties—Class A (Real Estate Investment Trust)	5,148	87,773
USA Mobility, Inc. * (Telecommunications)	1,579	55,754
USEC, Inc. (Mining)	20,982	203,316
Vail Resorts, Inc. * (Entertainment)	4,680	104,926
Valeant Pharmaceuticals International (Pharmaceuticals)	10,764	283,631
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3,276	82,260
ValueClick, Inc. * (Internet)	19,188	255,776
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	5,616	206,950
Vertex Pharmaceuticals, Inc. * (Biotechnology)	18,720	197,870
Viasys Healthcare, Inc. * (Healthcare-Products)	7,488	142,272
Vicor Corp. (Electrical Components & Equipment)	4,680	61,355
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	11,232	195,549
Vignette Corp. * (Internet)	69,264	96,277
Vintage Petroleum, Inc. (Oil & Gas)	7,020	159,284
Visteon Corp. (Auto Parts & Equipment)	21,528	210,329
VISX, Inc. * (Healthcare-Products)	3,744	96,857
Vitesse Semiconductor Corp. * (Semiconductors)	51,948	183,376
W-H Energy Services, Inc. * (Oil & Gas Services)	6,084	136,038
W.R.Grace & Co. * (Chemicals)	15,912	216,562
Wabtec Corp. (Machinery-Diversified)	8,424	179,600
Walter Industries, Inc. (Holding Companies-Diversified)	5,616	189,428
Washington (Real Estate Investment Trust)	9,360	317,023
Washington Trust Bancorp, Inc. (Banks)	3,276	96,020
Watsco, Inc. (Distribution/Wholesale)	5,148	181,313
Watson Wyatt & Company Holdings (Commercial Services)	7,956	214,414
Watts Industries, Inc.—Class A (Electronics)	5,148	165,972
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	10,764	192,245
WCI Communities, Inc. * (Home Builders)	3,744	110,074
webMethods, Inc. * (Internet)	11,232	80,983
Weis Markets, Inc. (Food)	2,808	108,305
Werner Enterprises, Inc. (Transportation)	9,828	222,506
Wesbanco, Inc. (Banks)	4,212	134,658
WESCO International, Inc. * (Distribution/Wholesale)	4,212	124,844
West Coast Bancorp (Banks)	3,744	95,135
West Pharmaceutical Services, Inc. (Healthcare-Products)	7,488	187,425
Westamerica Bancorporation (Banks)	5,616	327,469
Wild Oats Markets, Inc. * (Food)	7,488	65,969
Winn-Dixie Stores, Inc. (Food)	19,656	89,435
Winnebago Industries, Inc. (Home Builders)	4,680	182,801
Wintrust Financial Corp. (Banks)	4,680	266,573
WMS Industries, Inc. * (Leisure Time)	4,680	156,967

See accompanying notes to the financial statements.

117

PROFUNDS VP ProFund VP UltraSmall-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Wolverine World Wide, Inc. (Apparel)	8,892	$279,387
Woodward Governor Co. (Electronics)	2,340	167,567
World Fuel Services Corp. (Retail)	2,340	116,532
X-Rite, Inc. (Electronics)	5,148	82,419
Yankee Candle Co., Inc. * (Household Products/Wares)	7,020	232,924
Zenith National Insurance Corp. (Insurance)	1,872	93,300
Zoll Medical Corp. * (Healthcare-Products)	2,340	80,496
Zoran Corp. * (Semiconductors)	10,296	119,228
Zymogenetics, Inc. * (Pharmaceuticals)	4,680	107,640

TOTAL COMMON STOCKS
(Cost $128,247,375)		133,017,145

Repurchase Agreements (20.6%)
	Principal
	Amount

UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $35,802,475 (Collateralized by $35,758,000 various U.S. Government Agency Obligations, 2.125% - 4.875%, 11/15/05 - 5/15/07, market value $36,514,512)	$35,798,000	35,798,000

TOTAL REPURCHASE AGREEMENTS
(Cost $35,798,000)		35,798,000

TOTAL INVESTMENT SECURITIES
(Cost $164,045,375)—97.1%		168,815,145
Net other assets (liabilities)—2.9%		5,031,254

NET ASSETS—100.0%		$173,846,399

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $32,213,740)	494	$459,502
Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $78,252,000)	240	2,837,040

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/28/05 (Underlying notional amount at value $2,810,812)	4,314	32,729
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $103,280,958)	158,511	1,473,081

* Non-income producing security
(a) Escrowed Security

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2004:
Advertising	0.3%
Aerospace/Defense	1.5%
Agriculture	0.2%
Airlines	0.6%
Apparel	0.5%
Auto Parts & Equipment	1.0%
Banks	7.6%
Beverages	NM
Biotechnology	1.3%
Building Materials	1.0%
Chemicals	1.5%
Commercial Services	3.7%
Computers	2.4%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	0.6%
Electric	1.7%
Electrical Components& Equipment	0.3%
Electronics	1.8%
Energy-Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.4%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.4%
Hand/Machine Tools	0.7%
Healthcare-Products	2.7%
Healthcare-Services	1.9%
Holding Companies-Diversified	0.1%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.1%
Internet	2.5%
Investment Companies	0.1%
Iron/Steel	0.8%
Leisure Time	0.3%
Lodging	0.6%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	1.5%
Media	1.0%
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.6%
Office Furnishings	0.1%
Oil & Gas	2.9%
Oil & Gas Services	1.1%
Packaging & Containers	0.5%
Pharmaceuticals	2.6%
Real Estate	0.3%
Real Estate Investment Trust	5.1%
Retail	3.7%
Savings & Loans	1.5%
Semiconductors	2.3%
Software	2.4%
Telecommunications	2.3%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.1%
Other **	23.5%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

118

PROFUNDS VP ProFund VP UltraSmall-Cap

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $128,247,375)	$133,017,145
Repurchase agreements, at cost	35,798,000

Total Investments	168,815,145
Cash	511,877
Segregated cash balances with brokers for futures contracts	6,097,567
Dividends and interest receivable	129,774
Receivable for investments sold	337,613
Receivable for capital shares issued	182,897
Unrealized appreciation on swap agreements	1,505,810
Receivable from Administrator	6,000
Prepaid expenses	296

Total Assets	177,586,979

Liabilities:
Payable for capital shares redeemed	3,127,721
Variation margin on futures contracts	340,874
Advisory fees payable	120,866
Management services fees payable	24,173
Administration fees payable	3,811
Administrative services fees payable	61,250
Distribution fees payable	32,081
Other accrued expenses	29,804

Total Liabilities	3,740,580

Net Assets	$173,846,399

Net Assets consist of:
Capital	$163,071,832
Accumulated net realized gains (losses) on investments	1,202,445
Net unrealized appreciation (depreciation) on investments	9,572,122

Net Assets	$173,846,399

Shares of Beneficial Interest Outstanding	5,653,596

Net Asset Value (offering and redemption price per share)	$30.75

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$458,775
Interest	493,285

Total Investment Income	952,059

Expenses:
Advisory fees	567,573
Management services fees	113,516
Administration fees	24,913
Transfer agency fees	24,830
Administrative service fees	361,411
Distribution fees	189,230
Custody fees	56,941
Fund accounting fees	38,798
Other fees	40,686
Recoupment of prior expenses reimbursed by the Advisor	52,571

Total Expenses	1,470,469

Net Investment Income (Loss)	(518,410)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,924,294
Net realized gains (losses) on futures contracts.	4,959,528
Net realized gains (losses) on swap agreements	9,281,867
Change in net unrealized appreciation/depreciation on investments	1,146,509

Net Realized and Unrealized Gains (Losses) on Investments	19,312,198

Change in Net Assets Resulting from Operations	$18,793,788

See accompanying notes to the financial statements.

119

PROFUNDS VP ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(518,410)	$(358,338)
Net realized gains (losses) on investments	18,165,689	24,502,558
Change in net unrealized appreciation/depreciation on investments	1,146,509	8,893,996

Change in net assets resulting from operations	18,793,788	33,038,216

Distributions to Shareholders From:
Net realized gains on investments	(18,463,393)	—

Change in net assets resulting from distributions	(18,463,393)	—

Capital Transactions:
Proceeds from shares issued	1,015,106,567	654,391,278
Dividends reinvested	18,446,213	—
Cost of shares redeemed	(948,202,006)	(629,825,235)

Change in net assets resulting from capital transactions	85,350,774	24,566,043

Change in net assets	85,681,169	57,604,259
Net Assets:
Beginning of period	88,165,230	30,560,971

End of period	$173,846,399	$88,165,230

Share Transactions:
Issued	33,345,965	30,573,273
Reinvested	680,923	—
Redeemed	(31,392,409)	(29,641,933)

Change in shares	2,634,479	931,340

See accompanying notes to the financial statements.

120

PROFUNDS VP ProFund VP UltraSmall-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000

Net Asset Value, Beginning of Period	$29.20		$14.64		$25.51		$27.61		$35.99

Investment Activities:
Net investment income (loss)	(0.21	) (a)	(0.14	) (a)	(0.16	) (a)	(0.17	) (a)	(0.04	) (a)
Net realized and unrealized gains (losses) on investments	8.39		14.70		(10.71)		(1.93)		(7.90)

Total income (loss) from investment activities	8.18		14.56		(10.87)		(2.10)		(7.94)

Distributions to Shareholders From:
Net investment income	—		—		—		—		(0.02)
Net realized gains on investments	(6.63)		—		—		—		(0.42)

Total distributions	(6.63)		—		—		—		(0.44)

Net Asset Value, End of Period	$30.75		$29.20		$14.64		$25.51		$27.61

Total Return	31.07%		99.45%		(42.61)%		(7.61)%		(22.14)%
Ratios to Average Net Assets:
Gross expenses	1.94%		2.00%		2.15%		2.11%		2.24%
Net expenses	1.94%		1.98%		1.98%		2.11%		1.95%
Net investment income (loss)	(0.68)%		(0.66)%		(0.78)%		(0.69)%		(0.12)%

Supplemental Data:
Net assets, end of period (000’s)	$173,846		$88,165		$30,561		$89,041		$33,388
Portfolio turnover rate (b)	481%		572%		1,511%		842%		1,971%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition.The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

121

ProFund VP UltraOTC

The ProFund VP UltraOTC seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2004, the Fund had a total return of 14.10% 1, compared to a return of 10.75% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the first eight months of the year escalating oil prices, the conflict in Iraq, rising short-term interest rates and the presidential elections weighed on the market. The NASDAQ 100 then staged a year-end rally fueled by the recovery of technology stocks, which have a 39% weighting in the index. Internet and Mobile Telecommunication companies were among the best performers in 2004. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraOTC from October 18, 1999 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]
	1 Year	3 Year	5 Year	Since Inception (10/18/99)
ProFund VP UltraOTC	14.10%	(10.45)%	(43.07)%	(31.34)%
NASDAQ-100 Index	10.75%	1.13%	(15.13)%	(6.85)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

122

PROFUNDS VP ProFund VP UltraOTC

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP UltraOTC seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the NASDAQ-100 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

	Market Exposure
Investment Type		% of Net Assets

Equity Securities		87%
Futures Contracts		48%
Swap Agreements		66%

Total Exposure		201%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NASDAQ-100 - Composition
% of Index

Technology	39.29%
Communications	32.07%
Consumer, Non-cyclical	15.03%
Consumer, Cyclical	10.23%
Industrial	2.74%
Basic Materials	0.64%

Average Market Capitalization:	$19,823,796,690

PROFUNDS VP ProFund VP UltraOTC	Schedule of Portfolio Investments December 31, 2004

Common Stocks (86.7%)
	Shares	Value

Adobe Systems, Inc. (Software)	22,976	$1,441,514
Altera Corp. * (Semiconductors)	51,337	1,062,676
Amazon.com, Inc. * (Internet)	26,566	1,176,608
American Power Conversion Corp. (Electrical Components & Equipment)	18,668	399,495
Amgen, Inc. * (Biotechnology)	57,799	3,707,806
Apollo Group, Inc.—Class A * (Commercial Services)	18,309	1,477,719
Apple Computer, Inc. * (Computers)	54,927	3,537,299
Applied Materials, Inc. * (Semiconductors)	85,801	1,467,197
ATI Technologies, Inc. * (Semiconductors)	24,053	466,388
Autodesk, Inc. (Software)	23,694	899,187
BEA Systems, Inc. * (Software)	36,618	324,435
Bed Bath & Beyond, Inc. * (Retail)	39,490	1,572,887
Biogen Idec, Inc. * (Biotechnology)	35,541	2,367,386
Biomet, Inc. (Healthcare-Products)	33,387	1,448,662
Broadcom Corp.—Class A * (Semiconductors)	24,053	776,431
C.H. Robinson Worldwide, Inc. (Transportation)	8,257	458,429
Career Education Corp. * (Commercial Services)	10,052	402,080
CDW Corp. (Distribution/Wholesale)	8,616	571,671
Check Point Software Technologies, Ltd. * (Internet)	24,771	610,110
Chiron Corp. * (Biotechnology)	25,489	849,548
Cintas Corp. (Textiles)	20,104	881,761
Cisco Systems, Inc. * (Telecommunications)	230,119	4,441,297
Citrix Systems, Inc. * (Software)	19,745	484,345
Cognizant Technology Solutions Corp. * (Computers)	12,565	531,876
Comcast Corp.—Special Class A * (Media)	92,981	3,094,407
Comverse Technology, Inc. * (Telecommunications)	20,104	491,543
Costco Wholesale Corp. (Retail)	24,053	1,164,406
Dell, Inc. * (Computers)	89,391	3,766,937
DENTSPLY International, Inc. (Healthcare–Products)	7,539	423,692
Dollar Tree Stores, Inc. * (Retail)	10,770	308,884
eBay, Inc. * (Internet)	48,465	5,635,510
EchoStar Communications Corp.—Class A (Media)	21,899	727,923
Electronic Arts, Inc. * (Software)	30,156	1,860,022
Ericsson * ADR (Telecommunications)	16,873	531,331
Expeditors International of Washington, Inc. (Transportation)	10,411	581,766
Express Scripts, Inc.—Class A * (Pharmaceuticals)	6,462	493,955
Fastenal Co. (Distribution/Wholesale)	7,180	442,001
Fiserv, Inc. * (Software)	24,053	966,690
Flextronics International, Ltd. * (Electronics)	59,235	818,628
Garmin, Ltd. (Electronics)	9,693	589,722
Genzyme Corp.—General Division * (Biotechnology)	28,002	1,626,076
Gilead Sciences, Inc. * (Pharmaceuticals)	41,644	1,457,123
Intel Corp. (Semiconductors)	216,477	5,063,398
InterActiveCorp * (Internet)	70,005	1,933,538
Intersil Corp.—Class A (Semiconductors)	14,719	246,396
Intuit, Inc. * (Software)	22,976	1,011,174
Invitrogen Corp. * (Biotechnology)	4,667	313,296
JDS Uniphase Corp. * (Telecommunications)	160,473	508,699
Juniper Networks, Inc. * (Telecommunications)	34,464	937,076
KLA -Tencor Corp. * (Semiconductors)	23,335	1,086,944
Kmart Holding Corp. * (Retail)	8,975	888,076
Lam Research Corp. * (Semiconductors)	13,642	394,390
Lamar Advertising Co. * (Advertising)	8,257	353,234
Level 3 Communications, Inc. * (Telecommunications)	66,056	223,930
Liberty Media International, Inc.—Class A * (Media)	17,232	796,635
Lincare Holdings, Inc. * (Healthcare–Services)	9,334	398,095
Linear Technology Corp. (Semiconductors)	40,208	1,558,462
Marvell Technology Group, Ltd. * (Semiconductors)	25,130	891,361
Maxim Integrated Products, Inc. (Semiconductors)	44,516	1,887,033
MCI, Inc. (Telecommunications)	33,746	680,319
MedImmune, Inc. * (Biotechnology)	26,207	710,472
Mercury Interactive Corp. * (Software)	8,616	392,459
Microchip Technology, Inc. (Semiconductors)	16,873	449,834
Microsoft Corp. (Software)	365,821	9,771,080
Millennium Pharmaceuticals, Inc. * (Biotechnology)	32,669	395,948
Molex, Inc. (Electrical Components & Equipment)	9,693	290,790
Network Appliance, Inc. * (Computers)	36,618	1,216,450
Nextel Communications, Inc.—Class A * (Telecommunications)	136,420	4,092,600
Novellus Systems, Inc. * (Semiconductors)	13,235	369,124
NTL, Inc. * (Telecommunications)	9,334	681,009
Oracle Corp. * (Software)	209,297	2,871,555
PACCAR, Inc. (Auto Manufacturers)	19,027	1,531,293
Patterson Dental Co. * (Healthcare–Products)	12,924	560,772
Paychex, Inc. (Commercial Services)	35,182	1,199,003
Petsmart, Inc. (Retail)	14,001	497,456
Pixar Animation Studios * (Software)	5,744	491,744
QLogic Corp. * (Semiconductors)	9,334	342,838
Qualcomm, Inc. (Telecommunications)	193,501	8,204,443
Research In Motion, Ltd. * (Computers)	18,309	1,509,028
Ross Stores, Inc. (Retail)	14,360	414,573
SanDisk Corp. * (Computers)	14,719	367,533
Sanmina–SCI Corp. * (Electronics)	54,568	462,191
Siebel Systems, Inc. * (Software)	58,158	610,659
Sigma–Aldrich Corp. (Chemicals)	6,462	390,693
Sirius Satellite Radio, Inc. * (Media)	133,907	1,024,389
Smurfit–Stone Container Corp. * (Packaging & Containers)	24,412	456,016

See accompanying notes to the financial statements.

123

PROFUNDS VP ProFund VP UltraOTC	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Staples, Inc. (Retail)	32,669	$1,101,272
Starbucks Corp. * (Retail)	54,209	3,380,472
Sun Microsystems, Inc. * (Computers)	143,241	770,637
Symantec Corp. * (Internet)	71,800	1,849,568
Synopsys, Inc. * (Computers)	13,283	260,612
Tellabs, Inc. * (Telecommunications)	23,335	200,448
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	44,875	1,339,968
VeriSign, Inc. * (Internet)	23,335	782,189
Veritas Software Corp. * (Software)	42,362	1,209,435
Whole Foods Market, Inc. (Food)	6,103	581,921
Wynn Resorts, Ltd. * (Lodging)	10,411	696,704
Xilinx, Inc. (Semiconductors)	45,234	1,341,188
XM Satellite Radio Holdings, Inc.—Class A * (Media)	20,822	783,324
Yahoo!, Inc. * (Internet)	64,620	2,434,882
TOTAL COMMON STOCKS
(Cost $100,154,880)		131,546,051

Repurchase Agreements (6.6%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $9,990,249 (Collateralized by $9,797,000 Federal Home Loan Bank, 4.875%, 5/15/07, market value $10,190,143)	$9,989,000	9,989,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,989,000)		9,989,000

TOTAL INVESTMENT SECURITIES
(Cost $110,143,880)—93.3%		141,535,051
Net other assets (liabilities)—6.7%		10,084,801

NET ASSETS—100.0%		$151,619,852

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini NASDAQ Futures Contract expiring March 2005 (Underlying face amount at value ($7,553,920)	232	$(2,908)
NASDAQ Futures Contract expiring March 2005 (Underlying face amount at value ($64,754,600)	398	1,283,916

Swap Agreements
	Units

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/28/05 (Underlying notional amount at value $43,022,587)	26,539	349,322
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/28/05 (Underlying notional amount at value $46,086,877)	28,429	374,335
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/31/05 (Underlying notional amount at value $10,471,236)	6,459	84,965

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of December 31, 2004:
Advertising	0.2%
Auto Manufacturers	1.0%
Biotechnology	6.6%
Chemicals	0.3%
Commercial Services	2.0%
Computers	7.9%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.5%
Electronics	1.2%
Food	0.4%
Healthcare-Products	1.6%
Healthcare-Services	0.3%
Internet	9.5%
Lodging	0.5%
Media	4.2%
Packaging& Containers	0.3%
Pharmaceuticals	2.2%
Retail	6.2%
Semiconductors	11.5%
Software	14.6%
Telecommunications	13.7%
Textiles	0.6%
Transportation	0.7%
Other **	13.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

124

PROFUNDS VP ProFund VP UltraOTC

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $100,154,880)	$131,546,051
Repurchase agreements, at cost	9,989,000

Total Investments	141,535,051
Segregated cash balances with brokers for futures contracts	8,076,028
Segregated cash balances with custodian for swap agreements	911,000
Dividends and interest receivable	56,717
Receivable for investments sold	1,099,423
Receivable for capital shares issued	3,058,134
Unrealized appreciation on swap agreements	808,622
Prepaid expenses	414

Total Assets	155,545,389

Liabilities:
Cash overdraft	890,430
Payable for capital shares redeemed	2,679,992
Variation margin on futures contracts	82,503
Advisory fees payable	115,676
Management services fees payable	23,136
Administration fees payable	3,909
Administrative services fees payable	62,829
Distribution fees payable	32,509
Other accrued expenses	34,553

Total Liabilities	3,925,537

Net Assets	$151,619,852

Net Assets consist of:
Capital	$198,283,480
Accumulated net realized gains (losses) on investments	(80,144,429)
Net unrealized appreciation (depreciation) on investments	33,480,801

Net Assets	$151,619,852

Shares of Beneficial Interest Outstanding	49,250,385

Net Asset Value (offering and redemption price per share)	$3.08

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$1,054,054
Interest	225,304

Total Investment Income	1,279,358

Expenses:
Advisory fees	748,037
Management services fees	149,609
Administration fees	33,261
Transfer agency fees	34,290
Administrative service fees	490,953
Distribution fees	249,346
Custody fees	43,727
Fund accounting fees	46,602
Other fees	54,157
Recoupment of prior expenses reimbursed by the Advisor	47,426

Total Expenses	1,897,408

Net Investment Income (Loss)	(618,050)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,595,032)
Net realized gains (losses) on futures contracts	(3,376,457)
Net realized gains (losses) on swap agreements	8,116,951
Change in net unrealized appreciation/depreciation on investments	7,124,575

Net Realized and Unrealized Gains (Losses) on Investments	8,270,037

Change in Net Assets Resulting from Operations	$7,651,987

See accompanying notes to the financial statements.

125

PROFUNDS VP ProFund VP UltraOTC

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(618,050)	$(1,033,098)
Net realized gains (losses) on investments	1,145,462	24,763,506
Change in net unrealized appreciation/depreciation on investments	7,124,575	21,201,036

Change in net assets resulting from operations	7,651,987	44,931,444

Distributions to Shareholders From:
Net realized gains on investments	(13,353,147)	—

Change in net assets resulting from distributions	(13,353,147)	—

Capital Transactions:
Proceeds from shares issued	823,679,272	658,511,166
Dividends reinvested	13,353,147	—
Cost of shares redeemed	(793,788,753)	(642,553,762)

Change in net assets resulting from capital transactions	43,243,666	15,957,404

Change in net assets	37,542,506	60,888,848
Net Assets:
Beginning of period	114,077,346	53,188,498

End of period	$151,619,852	$114,077,346

Share Transactions:
Issued	284,114,320	314,244,296
Reinvested	4,909,235	—
Redeemed	(277,325,743)	(312,092,062)

Change in shares	11,697,812	2,152,234

See accompanying notes to the financial statements.

126

PROFUNDS VP ProFund VP UltraOTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the		For the		For the		For the
	year ended		year ended		year ended		year ended		year ended
	December 31, 2004		December 31, 2003		December 31, 2002		December 31, 2001		December 31, 2000

Net Asset Value, Beginning of Period	$3.04		$1.50		$4.83		$15.44		$70.93

Investment Activities:
Net investment income (loss)	(0.02	)( a)	(0.04	)( a)	(0.04	)( a)	(0.11	)( a)	(0.40)( a)
Net realized and unrealized gains (losses) on investments	0.40		1.58		(3.29)		(10.50)		(51.29)

Total income (loss) from investment activities	0.38		1.54		(3.33)		(10.61)		(51.69)

Distributions to Shareholders From:
Net realized gains on investments	(0.34)		—		—		—		(3.80)

Net Asset Value, End of Period	$3.08		$3.04		$1.50		$4.83		$15.44

Total Return	14.10%		102.67%		(68.94)%		(68.72)%		(73.37)%

Ratios to Average Net Assets:
Gross expenses	1.88%		1.97%		2.08%		1.95%		1.65%
Net expenses	1.88%		1.94%		1.98%		1.95%		1.65%
Net investment income (loss)	(0.61)%		(1.59)%		(1.64)%		(1.60)%		(0.79)%

Supplemental Data:
Net assets, end of period (000’s)	$151,620		$114,077		$53,188		$102,131		$115,498
Portfolio turnover rate( b)	504%		768%		982%		465%		683%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

127

ProFund VP Bear

The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500® Index. For the year ended December 31, 2004, the Fund had a total return of -10.29% 1, compared to a return of 10.88% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500’s performance was range-bound in the first half of the year, during which time the index was negatively impacted by high oil prices, geopolitical concerns, and uncertainty surrounding the elections in the United States. These factors were offset by a strengthening U.S. economy that, by year end had posted seven straight quarters of GDP growth in excess of 3%. The index managed to rally 15% by the end of the year from its August lows. Exxon (+28%) and General Electric (+21%) were the biggest contributors to the S&P 500 index return. On the opposite side, pharmaceutical giants Merck (-28%) and Pfizer (-22%) were the largest drag on the index performance. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Bear	(10.29)%	(6.50)%	(1.15)%
S&P 500 Index	10.88%	3.59%	(0.97)%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
31.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

128

PROFUNDS VP
ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index.For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(25)%
Swap Agreements	(75)%
Options	NM

Total Exposure	(100)%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.20%
Financial	20.56%
Technology	12.39%
Industrial	11.65%
Communications	11.27%
Consumer, Cyclical	9.94%
Energy	7.14%
Utilities	2.93%
Basic Materials	2.92%

Average Market Capitalization:	$22,620,234,774

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments December 31, 2004

U.S. Government Agency Obligations (56.1%)
	Principal Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$5,773,000	$5,772,679
Federal Home Loan Bank, 1.00%, 1/3/05	5,773,000	5,772,679
Federal National Mortgage Association, 1.00%, 1/3/05	5,773,000	5,772,680

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,318,038)		17,318,038

Repurchase Agreements (37.4%)

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $5,770,721 (Collateralized by $5,889,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $5,887,002) .	5,770,000	5,770,000
UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $5,773,722 (Collateralized by $5,892,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $5,890,645) .	5,773,000	5,773,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,543,000)		11,543,000

Options Purchased( NM)
	Contracts

S&P 500 Futures Call Option expiring* February 2005 @ $1,475	300	2,625

TOTAL OPTIONS PURCHASED
(Cost $5,101)		2,625

TOTAL INVESTMENT SECURITIES
(Cost $28,866,139)—93.5%		28,863,663
Net other assets (liabilities)—6.5%		2,022,837

NET ASSETS—100.0%		$30,886,500

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $121,350).	2	$(1,607)
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $7,583,125)	25	(67,435)

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/05 (Underlying notional amount at value $17,694,476)	(14,600)	(103,047)
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/31/05 (Underlying notional amount at value $5,405,636)	(4,460)	(31,438)

NM Not meaningful, amount is less than 0.05%
* As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

129

PROFUNDS VP ProFund VP Bear

Statement of Assets and Liabilities

December 31, 2004

Assets:
Investment securities, at value (cost $17,323,139)	$17,320,663
Repurchase agreements, at cost	11,543,000

Total Investments	28,863,663
Segregated cash balances with brokers for
futures contracts	370,462
Segregated cash balances with custodian for swap agreements	260
Interest receivable	481
Receivable for capital shares issued	1,968,592
Variation margin on futures contracts	9,425
Prepaid expenses	263

Total Assets	31,213,146

Liabilities:
Cash overdraft	7,284
Payable for capital shares redeemed	114,627
Unrealized depreciation on swap agreements	134,485
Advisory fees payable	27,778
Management services fees payable	5,556
Administration fees payable	901
Administrative services fees payable	14,701
Distribution fees payable	7,943
Other accrued expenses	13,371

Total Liabilities	326,646

Net Assets	$30,886,500

Net Assets consist of:
Capital	$70,509,623
Accumulated net realized gains (losses) on investments	(39,417,120)
Net unrealized appreciation (depreciation) on investments	(206,003)

Net Assets	$30,886,500

Shares of Beneficial Interest Outstanding	1,079,423

Net Asset Value (offering and redemption price per share)	$28.61

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Interest	$754,404

Expenses:
Advisory fees	470,813
Management services fees	94,164
Administration fees	20,957
Transfer agency fees	21,505
administrative service fees	306,054
Distribution fees	156,938
Custody fees	27,698
Fund accounting fees	28,854
Other fees	41,509
Recoupment of prior expenses reimbursed by the Advisor	25,151

Total Expenses	1,193,643

Net Investment Income (Loss)	(439,239)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment Securities	(36,720)
Net realized gains (losses) on futures contracts	(7,015,336)
Net realized gains (losses) on swap agreements	(2,762,560)
Change in net unrealized appreciation/depreciation on investments	845,793

Net Realized and Unrealized Gains (Losses) on Investments	(8,968,823)

Change in Net Assets Resulting from Operations	$(9,408,062)

See accompanying notes to the financial statements.

130

PROFUNDS VP ProFund VP Bear

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(439,239)	$(1,113,937)
Net realized gains (losses) on investments	(9,814,616)	(28,090,982)
Change in net unrealized appreciation/depreciation on investments	845,793	(639,307)

Change in net assets resulting from operations	(9,408,062)	(29,844,226)

Capital Transactions:
Proceeds from shares issued	1,075,582,612	1,595,694,290
Cost of shares redeemed	(1,089,589,447)	(1,589,486,452)

Change in net assets resulting from capital transactions	(14,006,835)	6,207,838

Change in net assets	(23,414,897)	(23,636,388)
Net Assets:
Beginning of period	54,301,397	77,937,785

End of period	$30,886,500	$54,301,397

Share Transactions:
Issued	34,402,058	42,128,358
Redeemed	(35,025,154)	(42,268,633)

Change in shares	(623,096)	(140,275)

See accompanying notes to the financial statements.

131

PROFUNDS VP ProFund VP Bear
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a)through December 31, 2001

Net Asset Value, Beginning of Period	$31.89		$42.29		$35.07		$30.00

Investment Activities:
Net investment income (loss)	(0.22	) (b)	(0.36	) (b)	(0.23	) (b)	0.26	(b)
Net realized and unrealized gains (losses) on investments	(3.06)		(10.04)		7.53		4.81

Total income (loss) from investment activities	(3.28)		(10.40)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		—		(0.08)		—

Net Asset Value, End of Period	$28.61		$31.89		$42.29		$35.07

Total Return	(10.29)%		(24.59)%		20.82%		16.90	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.90%		1.98%		2.03%		1.89%
Net expenses (d)	1.90%		1.98%		1.98%		1.89%
Net investment income (loss) (d)	(0.70)%		(0.96)%		(0.57)%		0.77%

Supplemental Data:
Net assets, end of period (000’s)	$30,887		$54,301		$77,938		$37,290
Portfolio turnover rate (e)	—		—		—	(f)	1,144	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

132

ProFund VP Short Mid-Cap

The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P MidCap 400 Index. For the period November 22, 2004 through December 31, 2004, the Fund had a total return of -2.83% 1, compared to a return of 5.09% 2 for the Index.

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Mid cap stocks rode the coattails of the strong rally in the small caps, building on the continued strength of the U.S. economy, which by the end of 2004 had posted seven consecutive quarters of 3% or more of annualized GDP growth. The strengthening U.S. economic picture included reduced credit spreads and reduced borrowing costs for mid-cap firms, which helped this index to outperform the S&P 500 by 5.6% in 2004. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

For the 28 business days the Fund was open in 2004, it achieved an average daily statistical correlation of 0.64 to the inverse of the daily performance of the Index. Correlation was lower primarily due to the Fund’s temporary outperformance of its benchmark on a single day during the short reporting period.

[As the ProFund VP Short Mid-Cap does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented.]

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The return of the index reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

133

PROFUNDS VP ProFund VP Short Mid-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P MidCap 400 Index.
	Market Exposure
Investment Type		% of Net Assets

Futures Contracts		(83)%
Swap Agreements		(17)%
Options		NM

Total Exposure		(100)%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
S&P MidCap 400 - Composition
% of Index

Consumer, Non-cyclical	19.21%
Consumer, Cyclical	18.25%
Financial	17.15%
Industrial	11.51%
Technology	9.48%
Energy	8.24%
Communications	6.02%
Utilities	5.86%
Basic Materials	3.82%
Diversified	0.46%

Average Market Capitalization:	$2,697,696,410

PROFUNDS VP ProFund VP Short Mid-Cap	Schedule of Portfolio Investments December 31, 2004

U.S. Government Agency Obligations (57.9%)
	Principal
	Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$123,000	$122,993
Federal Home Loan Bank, 1.00%, 1/3/05	123,000	122,993
Federal National Mortgage Association, 1.00%, 1/3/05	123,000	122,994

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $368,980)		368,980

Repurchase Agreements (38.2%)
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $120,015 (Collateralized by $124,000 various Federal Home Loan Bank Securities, 2.125% - 4.875%, 11/15/05 - 5/15/07, market value $123,942)	120,000	120,000
UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $123,015 (Collateralized by $128,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $127,971)	123,000	123,000

TOTAL REPURCHASE AGREEMENTS
(Cost $243,000)		243,000

Options Purchased (0.1%)
	Contracts

S&P MidCap 400 Futures Call Option * expiring February 2005 @ $950	20	350

TOTAL OPTIONS PURCHASED
(Cost $589)		350

TOTAL INVESTMENT SECURITIES
(Cost $612,569) —96.2%		612,330
Net other assets (liabilities)—3.8%		24,336

NET ASSETS —100.0%		$636,666

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $199,290)	3	$(1,988)
S&P MidCap 400 Futures Contract expiring March 2005 (Underlying face amount at value $332,150)	1	471

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/28/05 (Underlying notional amount at value $632)	1	(126)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 3/1/05 (Underlying notional amount at value $109,766)	(165)	(1,472)

*	As of December 31, 2004, this security was fair valued in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

134

PROFUNDS VP ProFund VP Short Mid-Cap

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $369,569)	$369,330
Repurchase agreements, at cost	243,000

Total Investments	612,330
Cash	635
Segregated cash balances with brokers for futures contracts	26,520
Segregated cash balances with custodian for swap agreements	5
Interest receivable	10
Variation margin on futures contracts	480
Receivable from Advisor	488

Total Assets	640,468

Liabilities:
Payable for capital shares redeemed	814
Unrealized depreciation on swap agreements	1,598
Administrative services fees payable	188
Distribution fees payable	112
Other accrued expenses	1,090

Total Liabilities	3,802

Net Assets	$636,666

Net Assets consist of:
Capital	$667,796
Accumulated net investment income (loss)	126
Accumulated net realized gains (losses) on investments	(27,902)
Net unrealized appreciation (depreciation) on investments	(3,354)

Net Assets	$636,666

Shares of Beneficial Interest Outstanding	21,840

Net Asset Value (offering and redemption price per share)	$29.15

Statement of Operations
For the period November 22, 2004 (a) through December 31, 2004

Investment Income:
Interest	$950

Expenses:
Advisory fees	355
Management services fees	71
Administrative service fees	189
Distribution fees	112
Custody fees	1,011
Audit fees	70
Other fees	18

Total Gross Expenses before reductions	1,826
Less Expenses reduced by the Advisor	(890)

Total Net Expenses	936

Net Investment Income (Loss)	14

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	18,875
Net realized gains (losses) on swap agreements	(46,777)
Change in net unrealized appreciation/depreciation on investments	(3,354)

Net Realized and Unrealized Gains (Losses) on Investments	(31,256)

Change in Net Assets Resulting from Operations	$(31,242)

(a)	Commencement of operations

See accompanying notes to the financial statements.

135

PROFUNDS VP ProFund VP Short Mid-Cap

Statement of Changes in Net Assets
For the period
November 22, 2004( a)
through
December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$14
Net realized gains (losses) on investments	(27,902)
Change in net unrealized appreciation/depreciation on investments	(3,354)

Change in net assets resulting from operations	(31,242)

Capital Transactions:
Proceeds from shares issued	6,211,980
Cost of shares redeemed	(5,544,072)

Change in net assets resulting from capital transactions	667,908

Change in net assets	636,666
Net Assets:
Beginning of period	—

End of period	$636,666

Accumulated net investment income (loss)	$126

Share Transactions:
Issued	210,092
Redeemed	(188,252)

Change in shares	21,840

(a)	Commencement of operations

See accompanying notes to the financial statements.

136

PROFUNDS VP ProFund VP Short Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	For the period
	November 22, 2004( a)
	through
	December 31, 2004

Net Asset Value, Beginning of Period	$30.00

Investment Activities:
Net investment income (loss)	—	( b), ( c)
Net realized and unrealized gains (losses) on investments	(0.85)

Total income (loss) from investment activities	(0.85)

Net Asset Value, End of Period	$29.15

Total Return	(2.83	)%( d)

Ratios to Average Net Assets:
Gross expenses( e)	3.86%
Net expenses( e)	1.98%
Net investment income (loss)( e)	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$637
Portfolio turnover rate( f)	—	( d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

137

ProFund VP Short Small–Cap

The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000® Index. For the year ended December 31, 2004, the Fund had a total return of -9.03% 1, compared to a return of 18.44% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.97 to the inverse of the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

For the sixth straight year, the Russell 2000 beat the Russell 1000, which marks the longest streak of small-cap outperformance in the history of the Russell indexes (beginning in 1979). Small-cap stocks sprinted to the finish in a broad based rally, posting a fourth quarter total return of 14.16%. All sectors within the Russell 2000 returned double digit gains for the year, with the exception of technology which was down slightly. Energy, Basic Materials, and Real Estate Investment Trusts all posted impressive gains that contributed to the strong performance of the index. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from September 3, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (9/3/02)
ProFund VP Short Small-Cap	(9.03)%	(21.43)%
Russell 2000 Index	18.44%	27.91%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations.The Fund’s performance reflects the reinvestment of the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

138

PROFUNDS VP ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index.
	Market Exposure
Investment Type		% of Net Assets

Futures Contracts		(39)%
Swap Agreements		(45)%
Options		NM

Total Exposure		(84)%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
Russell 2000 - Composition
% of Index

Financial	21.97%
Consumer, Non-cyclical	17.99%
Industrial	14.72%
Consumer, Cyclical	13.77%
Technology	9.73%
Communications	8.49%
Energy	5.16%
Basic Materials	4.76%
Utilities	3.30%
Diversified	0.11%

Average Market Capitalization:	$703,043,048

PROFUNDS VP ProFund VP Short Small-Cap	Schedule of Portfolio Investments December 31, 2004

U.S. Government Agency Obligations (42.4%)
	Principal
	Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$979,000	$978,946
Federal Home Loan Bank, 1.00%, 1/3/05	979,000	978,946
Federal National Mortgage Association, 1.00%, 1/3/05	979,000	978,945

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,936,837)		2,936,837

Repurchase Agreements (28.2%)
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $977,122 (Collateralized by $999,000 Federal Home Loan Bank, 2.43%, 1/13/05, market value $998,123)	977,000	977,000
UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $979,122 (Collateralized by $1,001,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $1,000,770)	979,000	979,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,956,000)		1,956,000

Options Purchased (NM)

	Contracts

Russell 2000 Futures Call Option expiring * February 2005 @ $950	20	360

TOTAL OPTIONS PURCHASED
(Cost $590)		360

TOTAL INVESTMENT SECURITIES
(Cost $4,893,427)—70.6%		4,893,197
Net other assets (liabilities)—29.4%		2,040,481

NET ASSETS—100.0%		$6,933,678

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $260,840)	4	$(553)

Futures Contracts Sold
Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $2,934,450)	9	(106,236)

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/28/05 (Underlying notional amount at value $494)	(1)	(6)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $3,142,398)	(4,823)	(27,625)

NM	Not meaningful, amount is less than 0.05%.
*	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

139

PROFUNDS VP ProFund VP Short Small-Cap

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $2,937,427)	$2,937,197
Repurchase agreements, at cost	1,956,000

Total Investments	4,893,197
Segregated cash balances with brokers for futures contracts	141,698
Segregated cash balances with custodian for swap agreements	21
Interest receivable	82
Receivable for capital shares issued	4,260,823
Receivable from Advisor	666
Variation margin on futures contracts	8,200
Prepaid expenses	4

Total Assets	9,304,691

Liabilities:
Cash overdraft	239
Payable for capital shares redeemed	2,337,706
Unrealized depreciation on swap agreements	27,631
Administration fees payable	97
Administrative services fees payable	1,510
Distribution fees payable	957
Other accrued expenses	2,873

Total Liabilities	2,371,013

Net Assets	$6,933,678

Net Assets consist of:
Capital	$7,042,137
Accumulated net realized gains (losses) on investments	26,191
Net unrealized appreciation (depreciation) on investments	(134,650)

Net Assets	$6,933,678

Shares of Beneficial Interest Outstanding	405,012

Net Asset Value (offering and redemption price per share)	$17.12

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Interest	$17,015

Expenses:
Advisory fees	9,382
Management services fees	1,876
Administration fees	408
Transfer agency fees	422
Administrative service fees	1,585
Distribution fees	2,819
Custody fees	10,716
Fund accounting fees	569
Other fees	664

Total Gross Expenses before reductions	28,441
Less Expenses reduced by the Advisor	(3,681)

Total Net Expenses	24,760

Net Investment Income (Loss)	(7,745)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,367)
Net realized gains (losses) on futures contracts	(202,532)
Net realized gains (losses) on swap agreements	(178,495)
Change in net unrealized appreciation/depreciation on investments	(133,844)

Net Realized and Unrealized Gains (Losses) on Investments	(517,238)

Change in Net Assets Resulting from Operations	$(524,983)

See accompanying notes to the financial statements.

140

PROFUNDS VP ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(7,745)	$(7,130)
Net realized gains (losses) on investments	(383,394)	(774,792)
Change in net unrealized appreciation/depreciation on investments	(133,844)	453

Change in net assets resulting from operations	(524,983)	(781,469)

Capital Transactions:
Proceeds from shares issued	247,224,993	172,036,987
Cost of shares redeemed	(239,891,351)	(173,303,427)

Change in net assets resulting from capital transactions	7,333,642	(1,266,440)

Change in net assets	6,808,659	(2,047,909)
Net Assets:
Beginning of period	125,019	2,172,928

End of period	$6,933,678	$125,019

Accumulated net investment income (loss)	$—	$1

Share Transactions:
Issued	13,601,062	6,877,518
Redeemed	(13,202,694)	(6,946,480)

Change in shares	398,368	(68,962)

See accompanying notes to the financial statements.

141

PROFUNDS VP ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period September 3, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$18.82		$28.74		$30.00

Investment Activities:
Net investment income (loss)	(0.11	) (b)	(0.20	) (b)	(0.02	) (b)
Net realized and unrealized gains (losses) on investments	(1.59)		(9.72)		(1.24)

Total income (loss) from investment activities	(1.70)		(9.92)		(1.26)

Net Asset Value, End of Period	$17.12		$18.82		$28.74

Total Return	(9.03)%		$(34.52)%		(4.20	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	2.28%		2.71%		1.73%
Net expenses (d)	1.98%		1.98%		1.73%
Net investment income (loss) (d)	(0.62)%		(0.80)%		(0.23)%

Supplemental Data:
Net assets, end of period (000’s)	$6,934		$125		$2,173
Portfolio turnover rate (e)	—		—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

142

ProFund VP Short OTC

The ProFund VP Short OTC seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2004, the Fund had a total return of –11.11% 1, compared to a return of 10.75% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the first eight months of the year escalating oil prices, the conflict in Iraq, rising short-term interest rates and the presidential elections weighed on the market. The NASDAQ 100 then staged a year-end rally fueled by the recovery of technology stocks, which have a 39% weighting in the index. Internet and Mobile Telecommunication companies were among the best performers in 2004. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short OTC from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Short OTC	(11.11)%	(16.40)%
NASDAQ-100 Index	10.75%	9.91%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

143

PROFUNDS VP
ProFund VP Short OTC

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Short OTC seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the NASDAQ-100 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(9)%
Swap Agreements	(90)%
Options	NM

Total Exposure	(99)%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
NASDAQ-100 - Composition
% of Index

Technology	39.29%
Communications	32.07%
Consumer, Non-cyclical	15.03%
Consumer, Cyclical	10.23%
Industrial	2.74%
Basic Materials	0.64%

Average Market Capitalization:	$19,823,796,690

PROFUNDS VP ProFund VP Short OTC	Schedule of Portfolio Investments December 31, 2004

U.S. Government Agency Obligations (63.7%)
	Principal
	Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$3,443,000	$3,442,809
Federal Home Loan Bank, 1.00%, 1/3/05	3,443,000	3,442,809
Federal National Mortgage Association, 1.00%, 1/3/05	3,443,000	3,442,808

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,328,426)		10,328,426

Repurchase Agreements (42.5%)
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $3,442,430 (Collateralized by $3,500,000 Federal National Mortgage Association, 2.32%, 9/30/05, market value $3,512,555)	3,442,000	3,442,000
UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $3,443,430 (Collateralized by $3,516,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $3,515,191)	3,443,000	3,443,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,885,000)		6,885,000

Options Purchased (NM)
	Contracts

NASDAQ Futures Call Option expiring* January 2005 @ $2,600	275	440

TOTAL OPTIONS PURCHASED
(Cost $2,613)		440

TOTAL INVESTMENT SECURITIES
(Cost $17,216,039)—106.2%		17,213,866
Net other assets (liabilities)—(6.2)%		(1,001,103)

NET ASSETS—100.0%		$16,212,763

NM Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ Futures Contract expiring March 2005 (Underlying face amount at value $1,464,300	9	$4,087

Swap Agreements
	Units

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/28/05 (Underlying notional amount at value $2,080,663)	(1,283)	(16,954)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 3/1/05 (Underlying notional amount at value $1,939,035)	(1,196)	(15,805)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/31/05 (Underlying notional amount at value $10,650,816)	(6,570)	(86,813)

* As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

144

PROFUNDS VP ProFund VP Short OTC

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $10,331,039)	$10,328,866
Repurchase agreements, at cost	6,885,000

Total Investments	17,213,866
Cash	1,836
Segregated cash balances with brokers for futures contracts	300,744
Segregated cash balances with custodian for swap agreements	190
Interest receivable	287
Variation margin on futures contracts	912
Prepaid expenses	322

Total Assets	17,518,157

Liabilities:
Payable for capital shares redeemed	1,145,532
Unrealized depreciation on swap agreements	119,572
Advisory fees payable	12,753
Management services fees payable	2,551
Administration fees payable	517
Administrative services fees payable	8,745
Distribution fees payable	4,966
Other accrued expenses	10,758

Total Liabilities	1,305,394

Net Assets	$16,212,763

Net Assets consist of:
Capital	$56,108,568
Accumulated net realized gains (losses) on investments	(39,778,147)
Net unrealized appreciation (depreciation) on investments	(117,658)

Net Assets	$16,212,763

Shares of Beneficial Interest Outstanding	880,750

Net Asset Value (offering and redemption price per share)	$18.41

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Interest	$650,989

Expenses:
Advisory fees	392,057
Management services fees	78,412
Administration fees	17,534
Transfer agency fees	18,238
Administrative service fees	255,384
Distribution fees	130,686
Custody fees	27,369
Fund accounting fees	24,439
Other fees	26,219
Recoupment of prior expenses reimbursed by the Advisor	2,551

Total Expenses	972,889

Net Investment Income (Loss)	(321,900)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(15,770)
Net realized gains (losses) on futures contracts	(3,043,324)
Net realized gains (losses) on swap agreements	(14,073,341)
Change in net unrealized appreciation/depreciation on investments	273,180

Net Realized and Unrealized Gains (Losses) on Investments	(16,859,255)

Change in Net Assets Resulting from Operations	$(17,181,155)

See accompanying notes to the financial statements.

145

PROFUNDS VP ProFund VP Short OTC

Statements of Changes in Net Assets
	For the year ended	For the year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(321,900)	$(356,842)
Net realized gains (losses) on investments	(17,132,435)	(19,897,501)
Change in net unrealized appreciation/depreciation on investments	273,180	(636,014)

Change in net assets resulting from operations	(17,181,155)	(20,890,357)

Distributions to Shareholders From:
Net investment income	—	(266,897)

Change in net assets resulting from distributions	—	(266,897)

Capital Transactions:
Proceeds from shares issued	1,632,143,104	948,969,666
Dividends reinvested	—	266,897
Cost of shares redeemed	(1,630,273,369)	(910,585,343)

Change in net assets resulting from capital transactions	1,869,735	38,651,220

Change in net assets	(15,311,420)	17,493,966
Net Assets:
Beginning of period	31,524,183	14,030,217

End of period	$16,212,763	$31,524,183

Share Transactions:
Issued	77,464,581	36,303,630
Reinvested	—	12,715
Redeemed	(78,106,122)	(35,214,488)

Change in shares	(641,541)	1,101,857

See accompanying notes to the financial statements.

146

PROFUNDS VP ProFund VP Short OTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the		For the period
	year ended		year ended		May 1, 2002 (a) through
	December 31, 2004		December 31, 2003		December 31, 2002

Net Asset Value, Beginning of Period	$20.71		$33.37		$30.00

Investment Activities:
Net investment income (loss)	(0.13	) (b)	(0.24	) (b)	(0.09	) (b)
Net realized and unrealized gains (losses) on investments	(2.17)		(12.21)		3.46

Total income (loss) from investment activities	(2.30)		(12.45)		3.37

Distributions to Shareholders From:
Net investment income	—		(0.21)		—

Net Asset Value, End of Period	$18.41		$20.71		$33.37

Total Return	(11.11)%		(37.31)%		11.23	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.86%		1.99%		1.96%
Net expenses (d)	1.86%		1.98%		1.96%
Net investment income (loss) (d)	(0.62)%		(0.93)%		(0.39)%

Supplemental Data:
Net assets, end of period (000’s)	$16,213		$31,524		$14,030
Portfolio turnover rate (e)	—		—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition.The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

147

ProFund VP Banks

The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index. For the year ended December 31, 2004, the Fund had a total return of 11.77% 1, compared to a return of 14.37% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Banks Index measures the performance of the banking industry of the U.S. equity market. Component companies include all regional and major U.S. domiciled international banks, savings and loans, savings banks, thrifts, and building associations and societies. Investment and merchant banks are excluded.

The Dow Jones U.S. Banks Index outperformed the broader US indices in 2004. Overall, declining credit spreads and a strong domestic economic backdrop helped banks’ loan portfolios. Improving corporate and consumer confidence led to growth in new loans, despite volatile energy prices. Meanwhile, continued low interest rates and a resilient housing market led to strong results in bank’s existing lending and mortgage portfolios and overall helped improve bank profits.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Banks	11.77%	8.80%
Dow Jones U.S. Banks Index	14.37%	11.58%
S&P 500 Index	10.88%	6.04%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends onsecurities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

148

PROFUNDS VP
ProFund VP Banks

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Banks seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Banks Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily perfomance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	95%

Total Exposure	95%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Banks - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Average Market Capitalization:	$13,293,201,759

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	December 31, 2004

Common Stocks (95.4%)
	Shares	Value

Amcore Financial, Inc. (Banks)	206	$6,629
AmSouth Bancorp (Banks)	3,605	93,370
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	206	6,005
Associated Banc-Corp. (Banks)	1,236	41,048
Astoria Financial Corp. (Savings & Loans)	721	28,818
BancorpSouth, Inc. (Banks)	721	17,571
Bank of America Corp. (Banks)	41,200	1,935,987
Bank of Hawaii Corp. (Banks)	515	26,131
Bank of New York Company, Inc. (Banks)	7,828	261,612
Banknorth Group, Inc. (Banks)	1,751	64,087
BB&T Corp. (Banks)	5,665	238,213
Cathay Bancorp, Inc. (Banks)	412	15,450
Chittenden Corp. (Banks)	515	14,796
Citigroup, Inc. (Diversified Financial Services)	52,427	2,525,932
Citizens Banking Corp. (Banks)	412	14,152
City National Corp. (Banks)	412	29,108
Colonial BancGroup, Inc. (Banks)	1,339	28,427
Comerica, Inc. (Banks)	1,751	106,846
Commerce Bancorp, Inc. (Banks)	824	53,066
Commerce Bancshares, Inc. (Banks)	721	36,194
Commercial Capital Bancorp, Inc. (Savings & Loans)	515	11,938
Commercial Federal Corp. (Savings & Loans)	412	12,241
Compass Bancshares, Inc. (Banks)	1,236	60,156
Cullen/Frost Bankers, Inc. (Banks)	515	25,029
Dime Community Bancshares, Inc. (Savings & Loans)	309	5,534
Doral Financial Corp. (Diversified Financial Services)	927	45,655
Downey Financial Corp. (Savings & Loans)	206	11,742
East-West Bancorp, Inc. (Banks)	515	21,609
F.N.B. Corp. (Banks)	412	8,388
Fifth Third Bancorp (Banks)	4,841	228,882
First BanCorp (Banks)	412	26,166
First Horizon National Corp. (Banks)	1,236	53,284
First Midwest Bancorp, Inc. (Banks)	515	18,689
First National Bancshares of Florida (Banks)	515	12,309
First Niagara Financial Group, Inc. (Savings & Loans)	824	11,495
FirstFed Financial Corp. * (Savings & Loans)	206	10,685
FirstMerit Corp. (Banks)	721	20,541
Fulton Financial Corp. (Banks)	1,236	28,811
Golden West Financial Corp. (Savings & Loans)	3,090	189,788
Greater Bay Bancorp (Banks)	515	14,358
Harbor Florida Bancshares, Inc. (Savings & Loans)	206	7,130
Hibernia Corp. (Banks)	1,545	45,593
Hudson City Bancorp, Inc. (Savings & Loans)	721	26,547
Hudson United Bancorp (Banks)	412	16,225
Huntington Bancshares, Inc. (Banks)	2,163	53,599
Independence Community Bank Corp. (Savings & Loans)	824	35,086
IndyMac Bancorp, Inc. (Diversified Financial Services)	618	21,290
Investors Financial Services Corp. (Banks)	721	36,036
J.P. Morgan Chase & Co. (Diversified Financial Services)	36,050	1,406,311
KeyCorp (Banks)	4,120	139,668
M&T Bank Corp. (Banks)	824	88,860
MAF Bancorp, Inc. (Savings & Loans)	309	13,849
Marshall & Ilsley Corp. (Banks)	1,957	86,499
Mercantile Bankshares Corp. (Banks)	824	43,013
National City Corp. (Banks)	5,870	220,419
NetBank, Inc. (Internet)	515	5,361
New York Community Bancorp (Savings & Loans)	2,472	50,849
North Fork Bancorp, Inc. (Banks)	4,429	127,777
Northern Trust Corp. (Banks)	1,957	95,071
OceanFirst Financial Corp. (Savings & Loans)	103	2,539
Old National Bancorp (Banks)	618	15,981
Pacific Capital Bancorp (Banks)	412	14,004
Park National Corp. (Banks)	103	13,957
People’s Bank (Savings & Loans)	927	36,051
PFF Bancorp, Inc. (Savings & Loans)	103	4,772
PNC Financial Services Group (Banks)	2,884	165,657
Popular, Inc. (Banks)	2,472	71,268
Provident Bankshares Corp. (Banks)	309	11,238
Provident Financial Services, Inc. (Savings & Loans)	721	13,966
Regions Financial Corp. (Banks)	4,635	164,960
Republic Bancorp, Inc. (Banks)	721	11,017
Silicon Valley Bancshares * (Banks)	412	18,466
Sky Financial Group, Inc. (Banks)	1,030	29,530
South Financial Group, Inc. (Banks)	721	23,454
Southwest Bancorporation of Texas, Inc. (Banks)	618	14,393
Sovereign Bancorp, Inc. (Savings & Loans)	3,502	78,970
Sterling Bancshares, Inc. (Banks)	412	5,879
SunTrust Banks, Inc. (Banks)	3,605	266,337
Susquehanna Bancshares, Inc. (Banks)	515	12,849
Synovus Financial Corp. (Banks)	2,575	73,594
TCF Financial Corp. (Banks)	1,339	43,035
Texas Regional Bancshares, Inc.—Class A (Banks)	412	13,464
TrustCo Bank Corp. NY (Banks)	721	9,943
Trustmark Corp. (Banks)	515	16,001

See accompanying notes to the financial statements.

149

PROFUNDS VP ProFund VP Banks	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

U.S. Bancorp (Banks)	19,055	$596,803
UCBH Holdings, Inc. (Banks)	412	18,878
UnionBanCal Corp. (Banks)	618	39,849
United Bankshares, Inc. (Banks)	412	15,718
Valley National Bancorp (Banks)	1,030	28,480
W Holding Co., Inc. (Banks)	824	18,903
Wachovia Corp. (Banks)	12,174	640,351
Washington Federal, Inc. (Savings & Loans)	824	21,869
Washington Mutual, Inc. (Savings & Loans)	8,858	374,516
Webster Financial Corp. (Banks)	515	26,080
Wells Fargo & Co. (Banks)	9,898	615,160
Westamerica Bancorporation (Banks)	309	18,018
Whitney Holding Corp. (Banks)	412	18,536
Wilmington Trust Corp. (Banks)	721	26,064
Zions Bancorp (Banks)	927	63,064

TOTAL COMMON STOCKS
(Cost $10,349,789)		12,533,539

TOTAL INVESTMENT SECURITIES
(Cost $10,349,789)—95.4%		12,533,539
Net other assets (liabilities)—4.6%		606,940

NET ASSETS—100.0%		$13,140,479

* Non-income producing security

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Banks		57.7%
Diversified Financial Services		30.4%
Internet		NM
Savings & Loans		7.3%
Other **		4.6%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

150

PROFUNDS VP ProFund VP Banks

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $10,349,789)	$12,533,539
Dividends and interest receivable	15,019
Receivable for investments sold	663,011
Receivable for capital shares issued	2,299,136
Prepaid expenses	65

Total Assets	15,510,770

Liabilities:
Cash overdraft	35,257
Payable for investments purchased	2,306,700
Advisory fees payable	10,319
Management services fees payable	2,064
Administration fees payable	349
Administrative services fees payable	5,724
Distribution fees payable	2,873
Other accrued expenses	7,005

Total Liabilities	2,370,291

Net Assets	$13,140,479

Net Assets consist of:
Capital	$13,490,243
Accumulated net investment income (loss)	218,031
Accumulated net realized gains (losses) on investments	(2,751,545)
Net unrealized appreciation (depreciation) on investments	2,183,750

Net Assets	$13,140,479

Shares of Beneficial Interest Outstanding	357,009

Net Asset Value (offering and redemption price per share)	$36.81

Statement of Operations

For the year ended December 31, 2004

Investment Income:
Dividends	$512,660
Interest	374

Total Investment Income	513,034

Expenses:
Advisory fees	111,743
Management services fees	22,349
Administration fees	4,953
Transfer agency fees	5,163
Administrative service fees	74,348
Distribution fees	37,248
Custody fees	20,326
Fund accounting fees	7,702
Other fees	10,112
Recoupement of prior expenses reimbursed by the Advisor	1,059

Total Expenses	295,003

Net Investment Income (Loss)	218,031

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	330,916
Change in net unrealized appreciation/depreciation on investments	876,802

Net Realized and Unrealized Gains (Losses) on Investments	1,207,718

Change in Net Assets Resulting from Operations	$1,425,749

See accompanying notes to the financial statements.

151

PROFUNDS VP
ProFund VP Banks

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$218,031	$72,674
Net realized gains (losses) on investments	330,916	(87,178)
Change in net unrealized appreciation/depreciation on investments	876,802	851,679

Change in net assets resulting from operations	1,425,749	837,175

Distributions to Shareholders From:
Net investment income	(72,674)	(85,845)

Change in net assets resulting from distributions	(72,674)	(85,845)

Capital Transactions:
Proceeds from shares issued	153,439,806	80,378,851
Dividends reinvested	72,674	85,845
Cost of shares redeemed	(147,483,802)	(81,239,789)

Change in net assets resulting from capital transactions	6,028,678	(775,093)

Change in net assets	7,381,753	(23,763)
Net Assets:
Beginning of period	5,758,726	5,782,489

End of period	$13,140,479	$5,758,726

Accumulated net investment income (loss)	$218,031	$72,674

Share Transactions:
Issued	4,489,534	2,810,706
Reinvested	2,013	2,624
Redeemed	(4,308,480)	(2,861,922)

Change in shares	183,067	(48,592)

See accompanying notes to the financial statements.

152

PROFUNDS VP
ProFund VP Banks

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$33.11	$25.98	$30.00

Investment Activities:
Net investment income (loss)	0.50 (b)	0.38 (b)	0.19	(b)
Net realized and unrealized gains (losses) on investments	3.39	7.25	(4.21)

Total income (loss) from investment activities	3.89	7.63	(4.02)

Distributions to Shareholders From:
Net investment income	(0.19)	(0.50)	–

Net Asset Value, End of Period	$36.81	$33.11	$25.98

Total Return	11.77%	29.39%	(13.40	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.98%	2.30%	2.11%
Net expenses (d)	1.98%	1.98%	1.98%
Net investment income (loss) (d)	1.46%	1.30%	1.06%

Supplemental Data:
Net assets, end of period (000’s)	$13,140	$5,759	$5,782
Portfolio turnover rate (e)	1,003%	1,457%	1,183	% (c)

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

153

ProFund VP Basic Materials

The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. For the year ended December 31, 2004, the Fund had a total return of 10.22% 1, compared to a return of 13.05% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, commodity chemicals, specialty chemicals, forest products, non-ferrous metals, paper products, precious metals and steel.

An improving economic environment led to higher demand for basic materials. Despite upward pressure on energy and raw materials costs, many basic material companies reported higher profits this year, as they were able to pass these increased costs on to customers. Companies in the General Mining, Steel, and Coal arenas posted strong returns in 2004, while Aluminum and Gold Mining issues lagged.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Basic Materials	10.22%	8.41%
Dow Jones U.S. Basic Materials Index	13.05%	11.58%
S&P 500 Index	10.88%	6.04%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

154

PROFUNDS VP
ProFund VP Basic Materials

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials - Composition

The Dow Jones U.S. Basic Materials Index is comprised of a single sector.

Average Market Capitalization:	$5,363,239,365

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	December 31, 2004

Common Stocks (100.1%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	14,280	$827,812
Airgas, Inc. (Chemicals)	4,410	116,909
AK Steel Holding Corp. * (Iron/Steel)	6,930	100,277
Albemarle Corp. (Chemicals)	2,310	89,420
Alcoa, Inc. (Mining)	58,590	1,840,898
Allegheny Technologies, Inc. (Iron/Steel)	5,250	113,768
Arch Coal, Inc. (Coal)	4,200	149,268
Ashland, Inc. (Chemicals)	4,830	281,975
Avery Dennison Corp. (Household Products/Wares)	6,510	390,405
Bowater, Inc. (Forest Products & Paper)	3,780	166,207
Cabot Corp. (Chemicals)	4,200	162,456
Cambrex Corp. (Biotechnology)	1,680	45,528
Caraustar Industries, Inc. * (Forest Products & Paper)	1,890	31,790
Carpenter Technology Corp. (Iron/Steel)	1,470	85,936
Cleveland-Cliffs, Inc. (Iron/Steel)	630	65,432
Coeur d’Alene Mines Corp. * (Mining)	15,960	62,723
CONSOL Energy, Inc. (Coal)	6,090	249,995
Crompton Corp. (Chemicals)	7,770	91,686
Cytec Industries, Inc. (Chemicals)	2,520	129,578
Dow Chemical Co. (Chemicals)	63,210	3,129,527
Du Pont (Chemicals)	67,200	3,296,159
Eastman Chemical Co. (Chemicals)	5,250	303,083
Ecolab, Inc. (Chemicals)	12,390	435,261
Engelhard Corp. (Chemicals)	8,400	257,628
Ferro Corp. (Chemicals)	2,730	63,309
FMC Corp. * (Chemicals)	2,310	111,573
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	11,760	449,585
Fuller (H.B.) Co. (Chemicals)	1,890	53,884
Georgia Gulf Corp. (Chemicals)	2,310	115,038
Great Lakes Chemical Corp. (Chemicals)	3,360	95,726
Hercules, Inc. * (Chemicals)	6,720	99,792
International Flavors & Fragrances, Inc. (Chemicals)	5,880	251,899
International Paper Co. (Forest Products & Paper)	32,760	1,375,919
International Steel Group, Inc. * (Iron/Steel)	5,040	204,422
Lubrizol Corp. (Chemicals)	4,410	162,553
Lyondell Chemical Co. (Chemicals)	13,860	400,831
Macdermid, Inc. (Chemicals)	1,680	60,648
Massey Energy Co. (Coal)	5,040	176,148
MeadWestvaco Corp. (Forest Products & Paper)	13,650	462,599
Meridian Gold, Inc. * (Mining)	6,720	127,478
Minerals Technologies, Inc. (Chemicals)	1,470	98,049
Monsanto Co. (Agriculture)	18,060	1,003,233
Neenah Paper, Inc. * (Forest Products & Paper)	1,050	34,230
Newmont Mining Corp. (Mining)	27,300	1,212,393
Nucor Corp. (Iron/Steel)	9,660	505,604
Olin Corp. (Chemicals)	4,620	101,732
OM Group, Inc. * (Chemicals)	1,890	61,274
Peabody Energy Corp. (Coal)	4,410	356,813
Phelps Dodge Corp. (Mining)	6,300	623,196
Pope & Talbot, Inc. (Forest Products & Paper)	1,050	17,966
Potlatch Corp. (Forest Products & Paper)	1,890	95,596
PPG Industries, Inc. (Chemicals)	11,550	787,248
Praxair, Inc. (Chemicals)	21,840	964,236
Rohm & Haas Co. (Chemicals)	9,660	427,262
RPM, Inc. (Chemicals)	7,770	152,758
RTI International Metals, Inc. * (Mining)	1,470	30,194
Ryerson Tull, Inc. (Iron/Steel)	1,470	23,153
Schulman (A.), Inc. (Chemicals)	2,100	44,961
Sensient Technologies Corp. (Chemicals)	2,940	70,531
Sigma-Aldrich Corp. (Chemicals)	3,990	241,235
Steel Dynamics, Inc. (Iron/Steel)	3,150	119,322
Stillwater Mining Co. * (Mining)	2,940	33,104
The Mosaic Co. * (Chemicals)	8,400	137,088
The Scotts Co.—Class A * (Household Products/Wares)	1,470	108,074
Tredegar Corp. (Miscellaneous Manufacturing)	1,680	33,953
United States Steel Corp. (Iron/Steel)	7,560	387,450
Valspar Corp. (Chemicals)	3,150	157,532
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,360	60,010
Wellman, Inc. (Chemicals)	2,100	22,449
Weyerhaeuser Co. (Forest Products & Paper)	14,910	1,002,249
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,620	90,460

TOTAL COMMON STOCKS
(Cost $20,546,866)		25,638,480

TOTAL INVESTMENT SECURITIES
(Cost $20,546,866)—100.1%		25,638,480
Net other assets (liabilities)—(0.1)%		(24,622)

NET ASSETS—100.0%		$25,613,858

*	Non-income producing security

See accompanying notes to the financial statements.

155

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	December 31, 2004

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Agriculture	3.9%
Biotechnology	0.2%
Chemicals	53.9%
Coals	3.6%
Forest Products & Paper	12.7%
Household Products/Wares	1.9%
Iron/Steel	6.3%
Metal Fabricate/Hardware	0.4%
Mining	17.1%
Miscellaneous Manufacturing	0.1%
Other **	(0.1)%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

156

PROFUNDS VP
ProFund VP Basic Materials

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $20,546,866)	$25,638,480
Dividends and interest receivable	39,682
Receivable for investments sold	732,160
Prepaid expenses	86

Total Assets	26,410,408

Liabilities:
Cash overdraft	46,687
Payable for capital shares redeemed	688,218
Advisory fees payable	25,899
Management services fees payable	5,180
Administration fees payable	807
Administrative services fees payable	13,253
Distribution fees payable	6,678
Other accrued expenses	9,828

Total Liabilities	796,550

Net Assets	$25,613,858

Net Assets consist of:
Capital	$23,374,312
Accumulated net investment income (loss)	13,386
Accumulated net realized gains (losses) on investments	(2,865,454)
Net unrealized appreciation (depreciation) on investments	5,091,614

Net Assets	$25,613,858

Shares of Beneficial Interest Outstanding	707,968

Net Asset Value (offering and redemption price per share)	$36.18

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$456,481

Interest	622

Total Investment Income	457,103

Expenses:
Advisory fees	169,991
Management services fees	33,999
Administration fees	7,501
Transfer agency fees	7,747
Administrative service fees	113,130
Distribution fees	56,664
Custody fees	17,612
Fund accounting fees	10,874
Other fees	13,973
Recoupment of prior expenses reimbursed by the Advisor	12,226

Total Expenses	443,717

Net Investment Income (Loss)	13,386

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(804,581)
Change in net unrealized appreciation/depreciation on investments	591,397

Net Realized and Unrealized Gains (Losses) on Investments	(213,184)

Change in Net Assets Resulting from Operations	$(199,798)

See accompanying notes to the financial statements.

157

PROFUNDS VP
ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$13,386	$73,537
Net realized gains (losses) on investments	(804,581)	(299,970)
Change in net unrealized appreciation/depreciation on investments	591,397	4,232,744

Change in net assets resulting from operations	(199,798)	4,006,311

Distributions to Shareholders From:
Net investment income	(73,537)	(40,448)
Net realized gains on investments	(662,989)	—

Change in net assets resulting from distributions	(736,526)	(40,448)

Capital Transactions:
Proceeds from shares issued	194,054,607	162,115,343
Dividends reinvested	736,526	40,448
Cost of shares redeemed	(219,169,697)	(119,043,907)

Change in net assets resulting from capital transactions	(24,378,564)	43,111,884

Change in net assets	(25,314,888)	47,077,747
Net Assets:
Beginning of period	50,928,746	3,850,999

End of period	$25,613,858	$50,928,746

Accumulated net investment income (loss)	$13,386	$73,537

Share Transactions:
Issued	5,810,356	5,568,670
Reinvested	21,128	1,217
Redeemed	(6,632,800)	(4,210,712)

Change in shares	(801,316)	1,359,175

See accompanying notes to the financial statements.

158

PROFUNDS VP
ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the period
	year ended	year ended	May 1, 2002 (a) through
	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$33.74	$25.66	$30.00

Investment Activities:
Net investment income (loss)	0.02 (b)	0.22 (b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	3.40 (c)	7.88	(4.57)

Total income (loss) from investment activities	3.42	8.10	(4.34)

Distributions to Shareholders From:
Net investment income	(0.10)	(0.02)	—
Net realized gains on investments	(0.88)	—	—

Total distributions	(0.98)	(0.02)	—

Net Asset Value, End of Period	$36.18	$33.74	$25.66

Total Return	10.22%	31.58%	(14.47	)%(d)

Ratios to Average Net Assets:
Gross expenses (e)	1.96%	2.03%	2.21%
Net expenses (e)	1.96%	1.97%	1.98%
Net investment income (loss) (e)	0.06%	0.75%	1.25%

Supplemental Data:
Net assets, end of period (000’s)	$25,614	$50,929	$3,851
Portfolio turnover rate (f)	783%	1,009%	2,498	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

159

ProFund VP Biotechnology

The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. For the year ended December 31, 2004, the Fund had a total return of 9.73% 1, compared to a return of 13.78% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index.

The biotech sector was paced by the approval of some potentially breakthrough drugs in 2004, such as Biogen Idec’s new multiple sclerosis drug and two new cancer drugs from Genentech. While the sector traded at a higher Price Earnings Ratio than the S&P 500 throughout 2004, its accelerating profit growth relative to the broader market allowed this sector to outperform once again.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Biotechnology	9.73%	(1.41)%	(5.13)%
Dow Jones U.S. Biotechnology Index	13.78%	1.12%	(2.70)%
S&P 500 Index	10.88%	3.59%	(3.17)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
 2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Biotechnology

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	82%
Swap Agreements	18%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Biotechnology - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Average Market Capitalization:	$4,239,463,053

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	December 31, 2004

Common Stocks (82.0%)
	Shares	Value

Abgenix, Inc. * (Pharmaceuticals)	8,804	$91,033
Albany Molecular Research, Inc. * (Commercial Services)	2,272	25,310
Alexion Pharmaceuticals, Inc. * (Biotechnology)	3,124	78,725
Amgen, Inc. * (Biotechnology)	85,168	5,463,528
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	9,372	218,930
Applera Corp.—Celera Genomics Group * (Biotechnology)	8,236	113,245
Biogen Idec, Inc. * (Biotechnology)	38,056	2,534,910
Celgene Corp. * (Biotechnology)	18,460	489,744
Cell Genesys, Inc. * (Biotechnology)	5,112	41,407
Cell Therapeutics, Inc. * (Pharmaceuticals)	5,964	48,547
Charles River Laboratories International, Inc. * (Biotechnology)	6,816	313,604
Chiron Corp. * (Biotechnology)	12,212	407,026
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	5,680	67,194
CuraGen Corp. * (Biotechnology)	4,544	32,535
CV Therapeutics, Inc. * (Pharmaceuticals)	3,692	84,916
Delta & Pine Land Co. (Agriculture)	4,260	116,213
Enzo Biochem, Inc. * (Biotechnology)	3,408	66,354
Enzon, Inc. * (Biotechnology)	4,828	66,240
Genentech, Inc. * (Biotechnology)	52,256	2,844,817
Genzyme Corp.—General Division * (Biotechnology)	19,860	1,153,270
Gilead Sciences, Inc. * (Pharmaceuticals)	37,064	1,296,869
Human Genome Sciences, Inc. * (Biotechnology)	14,768	177,511
ICOS Corp. * (Biotechnology)	6,532	184,725
ImClone Systems, Inc. * (Pharmaceuticals)	7,384	340,255
Immunomedics, Inc. * (Biotechnology)	4,260	12,950
Incyte Genomics, Inc. * (Biotechnology)	9,372	93,626
InterMune, Inc. * (Biotechnology)	3,124	41,424
Invitrogen Corp. * (Biotechnology)	5,964	400,363
Lexicon Genetics, Inc. * (Biotechnology)	4,828	37,441
Ligand Pharmaceuticals, Inc.—Class B * (Pharmaceuticals)	8,236	95,867
Maxygen, Inc. * (Biotechnology)	3,124	39,956
Medarex, Inc. * (Pharmaceuticals)	8,804	94,907
MedImmune, Inc. * (Biotechnology)	28,116	762,225
Millennium Pharmaceuticals, Inc. * (Biotechnology)	34,364	416,492
Myriad Genetics, Inc. * (Biotechnology)	3,408	76,714
Nabi Biopharmaceuticals * (Pharmaceuticals)	6,532	95,694
Nektar Therapeutics * (Biotechnology)	9,372	189,689
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	3,976	196,017
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	4,260	77,873
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,692	119,584
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	5,112	382,633
Protein Design Labs, Inc. * (Biotechnology)	10,508	217,095
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	4,260	39,235
Savient Pharmaceuticals, Inc. * (Biotechnology)	6,816	18,471
Techne Corp. * (Healthcare-Products)	4,260	165,714
Telik, Inc. * (Biotechnology)	4,828	92,408
Transkaryotic Therapies, Inc * (Biotechnology)	2,840	72,108
Trimeris, Inc. * (Pharmaceuticals)	1,704	24,146
United Therapeutics Corp. * (Pharmaceuticals)	2,556	115,403
Vertex Pharmaceuticals, Inc. * (Biotechnology)	9,088	96,060
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	6,816	118,667
Xoma, Ltd. * (Biotechnology)	9,656	25,009

TOTAL COMMON STOCKS
(Cost $17,691,705)		20,374,679

Repurchase Agreements (1.2%)

	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $294,037 (Collateralized by $300,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $299,898)	$294,000	294,000

TOTAL REPURCHASE AGREEMENTS
(Cost $294,000)		294,000

TOTAL INVESTMENT SECURITIES
(Cost $17,985,705)—83.2%		20,668,679
Net other assets (liabilities)—16.8%		4,163,491

NET ASSETS—100.0%		$24,832,170

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 1/3/05 (Underlying notional amount at value $4,364,485)	43,645	$(132)

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	December 31, 2004

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of December 31 2004:

Agriculture	0.5%
Biotechnology	66.7%
Commercial Services	0.1%
Healthcare-Products	0.7%
Pharmaceuticals	14.0%
Other **	18.0%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value
(cost $17,691,705)	$20,374,679
Repurchase agreements, at cost	294,000

Total Investments	20,668,679
Cash	86
Dividends and interest receivable	464
Receivable for investments sold	4,415,491
Receivable for capital shares issued	5,812,884
Prepaid expenses	85

Total Assets	30,897,689

Liabilities:
Payable for investments purchased	5,150,248
Payable for capital shares redeemed	868,724
Unrealized depreciation on swap agreements	132
Advisory fees payable	22,232
Management services fees payable	4,446
Administration fees payable	474
Administrative services fees payable	7,766
Distribution fees payable	3,883
Other accrued expenses	7,614

Total Liabilities	6,065,519

Net Assets	$24,832,170

Net Assets consist of:
Capital	$34,942,966
Accumulated net realized gains (losses) on investments	(12,793,638)
Net unrealized appreciation (depreciation) on investments	2,682,842

Net Assets	$24,832,170

Shares of Beneficial Interest Outstanding	1,294,705

Net Asset Value (offering and redemption price per share)	$19.18

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$18,881
Interest	865

Total Investment Income	19,746

Expenses:
Advisory fees	151,131
Management services fees	30,226
Administration fees	6,703
Transfer agency fees	6,993
Administrative service fees	100,832
Distribution fees	50,377
Custody fees	15,905
Fund accounting fees	9,858
Other fees	14,095
Recoupment of prior expenses reimbursed by the Advisor	12,699

Total Expenses	398,819

Net Investment Income (Loss)	(379,073)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,491,577
Net realized gains (losses) on swap agreements	13,008
Change in net unrealized appreciation/depreciation on investments	(2,824,115)

Net Realized and Unrealized Gains (Losses) on Investments	680,470

Change in Net Assets Resulting from Operations	$301,397

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(379,073)	$(422,980)
Net realized gains (losses) on investments	3,504,585	3,561,893
Change in net unrealized appreciation/depreciation on investments	(2,824,115)	3,326,107

Change in net assets resulting from operations	301,397	6,465,020

Distributions to Shareholders From:
Net realized gains on investments	(3,036,159)	—

Change in net assets resulting from distributions	(3,036,159)	—

Capital Transactions:
Proceeds from shares issued	153,378,600	156,159,275
Dividends reinvested	3,036,159	—
Cost of shares redeemed	(143,190,128)	(162,528,029)

Change in net assets resulting from capital transactions	13,224,631	(6,368,754)

Change in net assets	10,489,869	96,266
Net Assets:
Beginning of period	14,342,301	14,246,035

End of period	$24,832,170	$14,342,301

Share Transactions:
Issued	7,033,612	8,170,935
Reinvested	168,488	—
Redeemed	(6,560,589)	(8,424,553)

Change in shares	641,511	(253,618)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology

Financial Highlights
For a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$21.96		$15.71		$25.44		$30.00

Investment Activities:
Net investment income (loss)	(0.41	) (b)	(0.37	) (b)	(0.35	) (b)	(0.48	) (b)
Net realized and unrealized gains (losses) on investments	2.25		6.62		(9.19)		(4.08)

Total income (loss) from investment activities	1.84		6.25		(9.54)		(4.56)

Distributions to Shareholders From:
Net realized gains on investments	(4.62)		—		(0.19)		—

Net Asset Value, End of Period	$19.18		$21.96		$15.71		$25.44

Total Return	9.73%		39.78%		(37.51)%		(15.20	)% (c)

Ratio to Average Net Assets:
Gross expenses (d)	1.98%		2.04%		2.16%		2.03%
Net expenses (d)	1.98%		1.98%		1.98%		2.03%
Net investment income (loss) (d)	(1.88)%		(1.87)%		1.91%		(1.98)%

Supplemental Data:
Net assets, end of period (000’s)	$24,832		$14,342		$14,246		$44,247
Portfolio turnover rate (e)	788%		848%		1,049%		1,044	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Consumer Goods

The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index. For the year ended December 31, 2004, the Fund had a total return of 9.26% 1, compared to a return of 12.05% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. Prior to December 18, 2004, the index underlying the Fund ’s benchmarkwas called, the Dow Jones U.S. Consumer Non- Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products.

Consumer goods stocks rallied in the latter half of 2004. During this period, fuel costs began to decline and strong gross domestic product growth continued to help both the struggling airline sector and automobile industry. Household product stocks posted modest gains, and beverage companies continued to prosper as they focused on expanding their exports. Tobacco stocks benefited as companies like Altria and US Tobacco received favorable news on pending lawsuits.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]
	1 Year	Since Inception (5/1/02)
ProFund VP Consumer Goods	9.26%	3.04%
Dow Jones U.S. Consumer Goods Index	12.05%	5.78%
S&P 500 Index	10.88%	6.04%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Consumer Goods

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods - Composition

The Dow Jones U.S. Consumer Goods Index is comprised of a single sector.

Average Market Capitalization:	$7,950,033,399

PROFUNDS VP ProFund VP Consumer Goods	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.3%)
	Shares	Value

Activision, Inc. * (Software)	1,190	$24,014
Actuant Corp. * (Miscellaneous Manufacturing)	170	8,866
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	680	33,028
Altria Group, Inc. (Agriculture)	17,085	1,043,894
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	340	10,424
American Italian Pasta Co. (Food)	170	3,953
Anheuser-Busch Companies, Inc. (Beverages)	6,715	340,652
Archer-Daniels-Midland Co. (Agriculture)	4,930	109,988
ArvinMeritor, Inc. (Auto Parts & Equipment)	595	13,310
Avon Products, Inc. (Cosmetics/Personal Care)	3,910	151,317
Beazer Homes USA, Inc. (Home Builders)	85	12,428
Black & Decker Corp. (Hand/Machine Tools)	680	60,065
Blyth, Inc. (Household Products/Wares)	255	7,538
BorgWarner, Inc. (Auto Parts & Equipment)	425	23,022
Briggs & Stratton Corp. (Machinery-Diversified)	425	17,672
Brown-Forman Corp. (Beverages)	340	16,551
Bunge, Ltd. (Agriculture)	935	53,304
Callaway Golf Co. (Leisure Time)	510	6,885
Campbell Soup Co. (Food)	2,125	63,516
Centex Corp. (Home Builders)	1,020	60,772
Champion Enterprises, Inc. * (Home Builders)	595	7,033
Chiquita Brands International, Inc. (Food)	340	7,500
Church & Dwight, Inc. (Household Products/Wares)	510	17,146
Clorox Co. (Household Products/Wares)	1,275	75,135
Coach, Inc. * (Apparel)	1,530	86,292
Coca-Cola Co. (Beverages)	18,700	778,480
Coca-Cola Enterprises, Inc. (Beverages)	2,040	42,534
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,420	226,127
ConAgra Foods, Inc. (Food)	4,420	130,169
Constellation Brands, Inc. * (Beverages)	765	35,580
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	595	12,822
Coors (Adolph) Co.—Class B (Beverages)	255	19,296
Corn Products International, Inc. (Food)	255	13,658
D.R.Horton, Inc. (Home Builders)	1,870	75,379
Dana Corp. (Auto Parts & Equipment)	1,275	22,096
Dean Foods Co. * (Food)	1,275	42,011
Del Monte Foods Co. * (Food)	1,615	17,797
Delphi Corp. (Auto Parts & Equipment)	4,165	37,568
Dreyer’s Grand Ice Cream Holdings, Inc. (Food)	255	20,510
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,380	76,755
Electronic Arts, Inc. * (Software)	2,465	152,041
Energizer Holdings, Inc. * (Electrical Components & Equipment)	680	33,789
Ethan Allen Interiors, Inc. (Home Furnishings)	340	13,607
Fleetwood Enterprises, Inc. * (Home Builders)	425	5,721
Flowers Foods, Inc. (Food)	340	10,737
Ford Motor Co. (Auto Manufacturers)	14,620	214,036
Fossil, Inc. * (Household Products/Wares)	340	8,718
Furniture Brands International, Inc. (Home Furnishings)	425	10,646
G & K Services, Inc. (Textiles)	170	7,381
Garmin, Ltd. (Electronics)	510	31,028
General Mills, Inc. (Food)	2,975	147,888
General Motors Corp. (Auto Manufacturers)	3,825	153,230
Genesco, Inc. * (Retail)	170	5,294
Gentex Corp. (Electronics)	680	25,174
Genuine Parts Co. (Distribution/Wholesale)	1,445	63,666
Gillette Co. (Cosmetics/Personal Care)	7,565	338,761
Hain Celestial Group, Inc. * (Food)	255	5,271
Harley-Davidson, Inc. (Leisure Time)	2,465	149,749
Harman International Industries, Inc. (Home Furnishings)	510	64,770
Hasbro, Inc. (Toys/Games/Hobbies)	1,360	26,357
Heinz (H.J.) Co. (Food)	2,975	115,995
Herman Miller, Inc. (Office Furnishings)	595	16,440
Hershey Foods Corp. (Food)	1,445	80,255
HNI Corp. (Office Furnishings)	425	18,296
Hormel Foods Corp. (Food)	595	18,653
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	255	12,628
Interface, Inc.—Class A * (Office Furnishings)	340	3,390
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	255	5,638
JM Smucker Co. (Food)	510	24,006
Johnson Controls, Inc. (Auto Parts & Equipment)	1,615	102,456
Jones Apparel Group, Inc. (Apparel)	1,020	37,301
KB Home (Home Builders)	340	35,496
Kellogg Co. (Food)	1,955	87,310
Kellwood Co. (Apparel)	255	8,798
Kenneth Cole Productions, Inc. (Retail)	85	2,623
Kimberly-Clark Corp. (Household Products/Wares)	4,080	268,504
Kraft Foods, Inc. (Food)	2,210	78,698
La-Z-Boy, Inc. (Home Furnishings)	425	6,532
Lancaster Colony Corp. (Miscellaneous Manufacturing)	255	10,932
Lear Corp. (Auto Parts & Equipment)	595	36,301
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,615	45,914
Lennar Corp.—Class A (Home Builders)	85	4,438
Lennar Corp.—Class B (Home Builders)	1,020	57,814
Lexar Media, Inc. * (Computers)	595	4,665
Liz Claiborne, Inc. (Apparel)	935	39,466
Loews Corp.—Carolina Group (Agriculture)	425	12,304
M.D.C.Holdings, Inc. (Home Builders)	170	14,695
Martek Biosciences Corp. * (Biotechnology)	255	13,056
Marvel Enterprises, Inc. * (Toys/Games/Hobbies)	680	13,926
Mattel, Inc. (Toys/Games/Hobbies)	3,485	67,923
Maytag Corp. (Home Furnishings)	595	12,555
McCormick & Co., Inc. (Food)	935	36,091

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Goods	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Modine Manufacturing Co. (Auto Parts & Equipment)	255	$8,611
Mohawk Industries, Inc. * (Textiles)	425	38,782
Monaco Coach Corp. (Home Builders)	255	5,245
NBTY, Inc. * (Pharmaceuticals)	510	12,245
Newell Rubbermaid, Inc. (Housewares)	2,295	55,516
NIKE, Inc.—Class B (Apparel)	1,445	131,047
Nu Skin Enterprises, Inc. (Retail)	425	10,786
NVR, Inc. * (Home Builders)	85	65,398
Oakley, Inc. (Healthcare-Products)	255	3,251
Pentair, Inc. (Miscellaneous Manufacturing)	850	37,026
PepsiAmericas, Inc. (Beverages)	595	12,638
PepsiCo, Inc. (Beverages)	14,110	736,542
Phillips-Van Heusen Corp. (Apparel)	170	4,590
Polaris Industries, Inc. (Leisure Time)	340	23,127
Polo Ralph Lauren Corp. (Apparel)	510	21,726
Procter & Gamble Co. (Cosmetics/Personal Care)	21,165	1,165,767
Pulte Homes, Inc. (Home Builders)	850	54,230
Quiksilver, Inc. * (Apparel)	510	15,193
Ralcorp Holdings, Inc. (Food)	255	10,692
Reebok International, Ltd. (Apparel)	425	18,700
Reynolds American, Inc. (Agriculture)	680	53,448
Russell Corp. (Apparel)	255	4,967
Sara Lee Corp. (Food)	6,545	157,997
SCP Pool Corp. (Distribution/Wholesale)	425	13,558
Smithfield Foods, Inc. * (Food)	765	22,636
Snap-on, Inc. (Hand/Machine Tools)	425	14,603
Standard Pacific Corp. (Home Builders)	255	16,356
Stanley Works (Hand/Machine Tools)	680	33,313
Steelcase, Inc—Class A (Office Furnishings)	425	5,882
Superior Industries International, Inc. (Auto Parts & Equipment)	170	4,939
Take-Two Interactive Software, Inc. * (Software)	340	11,829
The Estee Lauder Companies, Inc. (Cosmetics/Personal Care)	1,020	46,685
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,445	21,184
The Nautilus Group, Inc. (Leisure Time)	255	6,163
The Pepsi Bottling Group, Inc. (Beverages)	1,275	34,476
The Ryland Group, Inc. (Home Builders)	425	24,455
The Stride Rite Corp. (Apparel)	340	3,798
The Timberland Co.—Class A * (Apparel)	170	10,654
Thor Industries, Inc. (Home Builders)	340	12,597
THQ, Inc. * (Software)	340	7,800
Toll Brothers, Inc. * (Home Builders)	425	29,159
Tommy Hilfiger Corp. * (Apparel)	765	8,629
Tootsie Roll Industries, Inc. (Food)	170	5,887
Tupperware Corp. (Household Products/Wares)	425	8,806
Tyson Foods, Inc.—Class A (Food)	1,955	35,972
Unifi, Inc. * (Apparel)	425	1,628
Universal Corp. (Agriculture)	255	12,199
UST, Inc. (Agriculture)	1,360	65,430
V.F. Corp. (Apparel)	765	42,366
Visteon Corp. (Auto Parts & Equipment)	1,105	10,796
WD-40 Co. (Household Products/Wares)	170	4,830
Weight Watchers International, Inc. * (Commercial Services)	340	13,964
Whirlpool Corp. (Home Furnishings)	595	41,180
Winnebago Industries, Inc. (Home Builders)	255	9,960
Wolverine World Wide, Inc. (Apparel)	340	10,683
Wrigley (Wm.) Jr.Co.(Food)	1,190	82,336
Yankee Candle Co., Inc. * (Household Products/Wares)	425	14,102

TOTAL COMMON STOCKS
(Cost $8,933,353)		9,902,429

Repurchase Agreements (0.5%)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $45,006 (Collateralized by $46,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $46,050)	$45,000	45,000

TOTAL REPURCHASE AGREEMENTS
(Cost $45,000)		45,000

TOTAL INVESTMENT SECURITIES
(Cost $8,978,353)—99.8%		9,947,429
Net other assets (liabilities)—0.2%		22,982

NET ASSETS —100.0%		$9,970,411

_____________
*   Non-income producing security

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of December 31 2004:

Agriculture	13.5%
Apparel	4.5%
Auto Manufacturers	3.7%
Auto Parts & Equipment	3.0%
Beverages	20.2%
Biotechnology	0.1%
Commercial Services	0.1%
Computers	NM
Cosmetics/Personal Care	19.7%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.3%
Electronics	0.6%
Food	12.2%
Hand/Machine Tools	1.1%
Healthcare-Products	NM
Home Builders	5.1%
Home Furnishings	1.5%
Household Products/Wares	4.1%
Housewares	0.6%
Leisure Time	1.9%
Machinery-Diversified	0.2%
Miscellaneous Manufacturing	1.8%
Office Furnishings	0.4%
Pharmaceuticals	0.1%
Retail	0.2%
Software	2.0%
Textiles	0.5%
Toys/Games/Hobbies	1.1%
Other **	0.7%
____________
**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Goods

Statement of Assets and Liabilities

December 31, 2004

Assets:
Investment securities, at value (cost $8,933,353)	$9,902,429
Repurchase agreements, at cost	45,000

Total Investments	9,947,429
Cash	345
Dividends receivable	21,059
Receivable for capital shares issued	837,844
Prepaid expenses	69

Total Assets	10,806,746

Liabilities:
Payable for investments purchased	815,735
Advisory fees payable	5,694
Management services fees payable	1,139
Administration fees payable	251
Administrative services fees payable	4,112
Distribution fees payable	2,056
Other accrued expenses	7,348

Total Liabilities	836,335

Net Assets	$9,970,411

Net Assets consist of:
Capital	$11,235,962
Accumulated net investment income (loss)	35,189
Accumulated net realized gains (losses) on investments	(2,269,816)
Net unrealized appreciation (depreciation) on investments	969,076

Net Assets	$9,970,411

Shares of Beneficial Interest Outstanding	332,388

Net Asset Value (offering and redemption price per share)	$30.00

Statement of Operations

For the year ended December 31, 2004

Investment Income:
Dividends	$323,521
Interest	476

Total Investment Income	323,997

Expenses:
Advisory fees	109,397
Management services fees	21,880
Administration fees	4,842
Transfer agency fees	5,094
Administrative service fees	72,950
Distribution fees	36,466
Custody fees	20,494
Fund accounting fees	7,636
Other fees	10,868

Total Gross Expenses before reductions	289,627
Less Expenses reduced by the Advisor	(819)

Total Net Expenses	288,808

Net Investment Income (Loss)	35,189

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(799,935)
Change in net unrealized appreciation/depreciation on investments	496,433

Net Realized and Unrealized Gains (Losses) on Investments	(303,502)

Change in Net Assets Resulting from Operations	$(268,313)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Goods

Statements of Changes in Net Assets
	For the year ended	For the year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$35,189	$5,023
Net realized gains (losses) on investments	(799,935)	225,375
Change in net unrealized appreciation/depreciation on investments	496,433	195,931

Change in net assets resulting from operations	(268,313)	426,329

Distributions to Shareholders From:
Net investment income	(5,023)	(19,148)
Net realized gains on investments	(384,349)	—

Change in net assets resulting from distributions	(389,372)	(19,148)

Capital Transactions:
Proceeds from shares issued	230,858,611	67,481,358
Dividends reinvested	389,372	19,148
Cost of shares redeemed	(223,026,191)	(70,453,029)

Change in net assets resulting from capital transactions	8,221,792	(2,952,523)

Change in net assets	7,564,107	(2,545,342)
Net Assets:
Beginning of period	2,406,304	4,951,646

End of period	$9,970,411	$2,406,304

Accumulated net investment income (loss)	$35,189	$5,023

Share Transactions:
Issued	7,566,309	2,514,438
Reinvested	13,734	656
Redeemed	(7,329,148)	(2,630,810)

Change in shares	250,895	(115,716)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Goods

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$29.53	$25.11	$30.00

Investment Activities:
Net investment income (loss)	0.07 (b)	0.04 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.54 (c)	4.59	(4.93)

Total income (loss) from investment activities	2.61	4.63	(4.89)

Distributions to Shareholders From:
Net investment income	(0.03)	(0.21)	—
Net realized gains on investments	(2.11)	—	—

Total distributions	(2.14)	(0.21)	—

Net Asset Value, End of Period	$30.00	$29.53	$25.11

Total Return	9.26%	18.46%	(16.30	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.99%	2.33%	2.10%
Net expenses (e)	1.98%	1.98%	1.98%
Net investment income (loss) (e)	0.24%	0.13%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$9,970	$2,406	$4,952
Portfolio turnover rate (f)	1,547%	1,472%	1,057	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Consumer Services

The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index. For the year ended December 31, 2004, the Fund had a total return of 7.61% 1, compared to a return of 11.07% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called, the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.

The Consumer Services industry benefited from the growing economy in 2004. Home improvement stores were helped by low interest rates, which translated into increased demand for home improvement products. Retailers benefited from spinning off chains, as well as an increase in online sales. Media stocks rebounded from a shaky year to regroup, as they refocused their attention to operations and advertising. Overall, because of its high sensitive to the state of the economy, the industry benefited from the rise in employment and a strong consumer sentiment.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual TotalReturn as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Consumer Services	7.61%	(0.01)%
Dow Jones U.S. Consumer Services Index	11.07%	4.33%
S&P 500 Index	10.88%	6.04%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Consumer Services

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

	Market Exposure
Investment Type		% of Net Assets

Equity Securities		91%

Total Exposure		91%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
Dow Jones U.S. Consumer Services - Composition
The Dow Jones U.S. Consumer Services Index is comprised of a single sector.

Average Market Capitalization:	$7,003,984,742

PROFUNDS VP ProFund Consumer Services	Schedule of Portfolio Investments December 31, 2004

Common Stocks (90.6%)
	Shares	Value

99 Cents Only Stores * (Retail)	309	$4,993
Abercrombie & Fitch Co.—Class A (Retail)	515	24,179
Accredo Health, Inc. * (Pharmaceuticals)	309	8,565
Adesa, Inc. (Commercial Services)	515	10,928
Advance Auto Parts, Inc. * (Retail)	412	17,996
ADVO, Inc. (Advertising)	206	7,344
Aeropostale, Inc. * (Retail)	309	9,094
AirTran Holdings, Inc. * (Airlines)	515	5,511
Alaska Air Group, Inc. * (Airlines)	206	6,899
Albertson’s, Inc. (Food)	1,854	44,274
Amazon.com, Inc. * (Internet)	1,751	77,552
American Eagle Outfitters, Inc. (Retail)	309	14,554
American Greetings Corp.—Class A (Household Products/Wares)	412	10,444
AmerisourceBergen Corp. (Pharmaceuticals)	721	42,308
AMR Corp. * (Airlines)	927	10,151
Andrx Group * (Pharmaceuticals)	412	8,994
AnnTaylor Stores Corp. * (Retail)	412	8,870
Apollo Group, Inc.—Class A * (Commercial Services)	927	74,819
Applebee’s International, Inc. (Retail)	515	13,622
Aramark Corp. (Commercial Services)	618	16,383
Arbitron, Inc. * (Commercial Services)	206	8,071
Argosy Gaming Co. * (Entertainment)	206	9,620
AutoNation, Inc. * (Retail)	1,133	21,765
AutoZone, Inc. * (Retail)	412	37,620
Avid Technology, Inc. * (Software)	206	12,721
Aztar Corp. * (Lodging)	206	7,194
Barnes & Noble, Inc. * (Retail)	309	9,971
Bed Bath & Beyond, Inc. * (Retail)	1,751	69,742
Belo Corp.- Class A (Media)	618	16,216
Best Buy Co, Inc. (Retail)	1,545	91,804
Big Lots, Inc. * (Retail)	721	8,746
BJ’s Wholesale Club, Inc. * (Retail)	412	12,002
Bob Evans Farms, Inc. (Retail)	206	5,385
Borders Group, Inc. (Retail)	412	10,465
Boyd Gaming Corp. (Lodging)	309	12,870
Brinker International, Inc. * (Retail)	618	21,673
Cablevision Systems New York Group * (Media)	1,133	28,212
Caesars Entertainment, Inc. * (Lodging)	1,648	33,191
Cardinal Health, Inc. (Pharmaceuticals)	2,575	149,737
Career Education Corp. * (Commercial Services)	618	24,720
Carmax, Inc. * (Retail)	618	19,189
Carnival Corp. (Leisure Time)	2,575	148,397
Casey’s General Stores, Inc. (Retail)	309	5,608
Catalina Marketing Corp. (Advertising)	309	9,156
CBRL Group, Inc. (Retail)	309	12,932
CDW Corp. (Distribution/Wholesale)	412	27,336
CEC Entertainment, Inc. * (Retail)	206	8,234
Cendant Corp. (Commercial Services)	6,077	142,081
Charming Shoppes, Inc. * (Retail)	618	5,791
Cheesecake Factory, Inc. * (Retail)	515	16,722
Chemed Corp. (Commercial Services)	103	6,912
Chico’s FAS, Inc. * (Retail)	515	23,448
Circuit City Stores, Inc. (Retail)	1,133	17,720
Claire’s Stores, Inc. (Retail)	515	10,944
Clear Channel Communications, Inc. (Media)	3,193	106,934
CNET Networks, Inc. * (Internet)	824	9,254
Comcast Corp.—Special Class A * (Media)	12,978	431,908
Continental Airlines, Inc.—Class B * (Airlines)	412	5,578
Copart, Inc. * (Retail)	412	10,844
Corinthian Colleges, Inc. * (Commercial Services)	515	9,705
Costco Wholesale Corp. (Retail)	2,781	134,628
Cumulus Media, Inc. * (Media)	309	4,660
CVS Corp. (Retail)	2,369	106,771
Darden Restaurants, Inc. (Retail)	927	25,715
Delta Air Lines, Inc. * (Airlines)	721	5,393
DeVry, Inc. * (Commercial Services)	412	7,152
Dex Media Inc (Media)	309	7,713
Dillards, Inc.—Class A (Retail)	412	11,070
DIRECTV Group, Inc. * (Media)	5,459	91,384
Dollar General Corp. (Retail)	1,854	38,508
Dollar Tree Stores, Inc. * (Retail)	721	20,678
DoubleClick, Inc. * (Internet)	721	5,609
Dow Jones & Company, Inc. (Media)	309	13,306
Dun & Bradstreet Corp. * (Software)	412	24,575
E.W. Scripps Co. Class A (Media)	515	24,865
eBay, Inc. * (Internet)	2,987	347,328
EchoStar Communications Corp.—Class A (Media)	1,339	44,508
Education Management Corp. * (Commercial Services)	309	10,200
Emmis Communications Corp. * (Media)	309	5,930
Entercom Communications Corp. * (Media)	309	11,090
FactSet Research Systems, Inc. (Computers)	103	6,019
Family Dollar Stores, Inc. (Retail)	927	28,950
Fastenal Co. (Distribution/Wholesale)	412	25,363
Federated Department Stores, Inc. (Retail)	1,030	59,524
Foot Locker, Inc. (Retail)	824	22,190
Fox Entertainment Group, Inc.—Class A * (Media)	1,030	32,198
Gannett Co., Inc. (Media)	1,648	134,642
Gap, Inc. (Retail)	3,914	82,664
Gemstartv Guide International Inc * (Media)	1,442	8,537
Getty Images, Inc. * (Advertising)	309	21,275
GTECH Holdings Corp. (Entertainment)	721	18,710

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Services	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Guitar Center, Inc. * (Retail)	103	$5,427
H&R Block, Inc. (Commercial Services)	927	45,423
Harrah’s Entertainment, Inc. (Lodging)	618	41,338
Harte-Hanks, Inc. (Advertising)	309	8,028
Hilton Hotels Corp. (Lodging)	2,163	49,187
Hollinger International, Inc. (Media)	309	4,845
Hollywood Entertainment Corp. * (Retail)	309	4,045
Home Depot, Inc. (Retail)	13,287	567,886
Hot Topic, Inc. * (Retail)	309	5,312
IHOP Corp. (Retail)	103	4,315
Interactive Data Corp. * (Commercial Services)	206	4,478
InterActiveCorp * (Internet)	2,987	82,501
International Game Technology (Entertainment)	2,060	70,823
International Speedway Corp. (Entertainment)	206	10,877
Interpublic Group of Companies, Inc. * (Advertising)	2,472	33,124
ITT Educational Services, Inc. * (Commercial Services)	309	14,693
Jack in the Box, Inc. * (Retail)	206	7,595
JetBlue Airways Corp. * (Airlines)	618	14,350
John Wiley & Sons, Inc. (Media)	206	7,177
Kmart Holding Corp. * (Retail)	206	20,384
Knight-Ridder, Inc. (Media)	412	27,579
Kohls Corp. * (Retail)	1,854	91,161
Kroger Co. * (Food)	4,017	70,458
La Quinta Corp. * (Lodging)	927	8,426
Lamar Advertising Co. * (Advertising)	515	22,032
Laureate Education, Inc. * (Commercial Services)	206	9,083
Lee Enterprises, Inc. (Media)	206	9,492
Liberty Media Corp.—Class A * (Media)	15,347	168,510
Liberty Media International, Inc.—Class A * (Media)	927	42,855
Limited, Inc. (Retail)	2,060	47,421
Linens ’n Things, Inc. * (Retail)	309	7,663
Longs Drug Stores Corp. (Retail)	206	5,679
Lowe’s Cos., Inc. (Retail)	4,223	243,203
Manadalay Resort Group (Lodging)	412	29,017
Marriott International, Inc.—Class A (Lodging)	1,133	71,356
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	206	7,581
MayDepartment Stores Co. (Retail)	1,751	51,479
McClatchy Co. (Media)	103	7,396
McDonald’s Corp. (Retail)	7,519	241,059
McGraw-Hill Companies, Inc. (Media)	1,133	103,715
McKesson Corp. (Commercial Services)	1,648	51,847
Media General, Inc.—Class A (Media)	103	6,675
Meredith Corp. (Media)	206	11,165
Metro-Goldwyn-Mayer (Entertainment)	412	4,895
MGM Grand, Inc. * (Commercial Services)	309	22,477
Michaels Stores, Inc. (Retail)	824	24,695
Neiman Marcus Group, Inc.—Class A (Retail)	206	14,737
New York Times Co.—Class A (Media)	824	33,619
News Corp.—Class A (Media)	10,918	203,730
News Corporation, Inc. (Media)	3,914	75,149
Nordstrom, Inc. (Retail)	721	33,692
Northwest Airlines Corp.—Class A * (Airlines)	412	4,503
O’Reilly Automotive, Inc. * (Retail)	309	13,920
Office Depot, Inc. * (Retail)	1,854	32,185
OfficeMax, Inc. (Retail)	515	16,161
Omnicare, Inc. (Pharmaceuticals)	618	21,395
Omnicom Group, Inc. (Advertising)	1,133	95,534
Outback Steakhouse, Inc. (Retail)	412	18,861
P.F. Chang’s China Bistro, Inc. * (Retail)	103	5,804
Pacific Sunwear of California, Inc. * (Retail)	412	9,171
Panera Bread Co. * (Retail)	206	8,306
Payless ShoeSource, Inc. * (Retail)	412	5,068
Penn National Gaming * (Entertainment)	206	12,473
Penney (J.C.) Co. (Retail)	1,545	63,963
Pep Boys-Manny, Moe & Jack (Retail)	309	5,275
Performance Food Group Co. * (Food)	309	8,315
Petco Animal Supplies Inc Com New (Retail)	206	8,133
Petsmart, Inc. (Retail)	824	29,277
Pier 1 Imports, Inc. (Retail)	515	10,146
Pixar Animation Studios * (Software)	103	8,818
Priority Healthcare Corp.—Class B * (Pharmaceuticals)	206	4,485
R.H. Donnelley Corp. * (Multimedia)	206	12,164
Radio One, INC. * (Media)	412	6,641
RadioShack Corp. (Retail)	927	30,480
Reader’s Digest Association, Inc. (Media)	515	7,164
Regis Corp. (Retail)	309	14,260
Rent-A-Center, Inc. * (Commercial Services)	412	10,918
Rite Aid Corp. * (Retail)	2,678	9,801
Ross Stores, Inc. (Retail)	927	26,762
Royal Caribbean Cruises, Ltd. (Leisure Time)	618	33,644
Ruby Tuesday, Inc. (Retail)	412	10,745
Sabre Holdings Corp. (Leisure Time)	824	18,260
Safeway, Inc. * (Food)	2,678	52,864
Saks, Inc. (Retail)	721	10,462
Scholastic Corp. * (Media)	206	7,614
Scientific Games Corp. * (Entertainment)	412	9,822
Sears, Roebuck & Co. (Retail)	1,133	57,817
Service Corporation International * (Commercial Services)	2,060	15,347
Sirius Satellite Radio, Inc. * (Media)	7,519	57,520
SkyWest, Inc. (Airlines)	309	6,199
Sonic Corp. * (Retail)	309	9,425
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	309	5,611
Southwest Airlines Co. (Airlines)	4,223	68,750
Staples, Inc. (Retail)	2,987	100,692
Starbucks Corp. * (Retail)	2,369	147,731
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,236	72,182
Station Casinos, Inc. (Lodging)	309	16,896
Stewart Enterprises, Inc.—Class A * (Commercial Services)	618	4,320
Strayer Education, Inc. (Commercial Services)	103	11,308
SuperValu, Inc. (Food)	824	28,444
Sysco Corp. (Food)	3,811	145,466
Target Corp. (Retail)	4,944	256,742
Telewest Global, Inc. * (Telecommunications)	1,442	25,350
The Men’s Wearhouse, Inc. * (Retail)	206	6,584
The ServiceMaster Co. (Commercial Services)	1,751	24,146
Tiffany & Co. (Retail)	824	26,343
Time Warner, Inc. * (Media)	26,265	510,591
TJX Companies, Inc. (Retail)	2,987	75,063
Toys R Us, Inc. * (Retail)	1,236	25,301
Tractor Supply Co. * (Retail)	206	7,665
Tribune Co. (Media)	1,236	52,085
Tuesday Morning Corp. * (Retail)	206	6,310
UnitedGlobalCom * (Media)	2,163	20,895
Univision Communications, Inc.—Class A * (Media)	1,545	45,222
Urban Outfitters, Inc. * (Retail)	309	13,720
Valassis Communications, Inc. * (Commercial Services)	309	10,818
VCA Antech, Inc. * (Pharmaceuticals)	515	10,094
Viacom, Inc.—Class B (Media)	8,961	326,091
Wal-Mart Stores, Inc. (Retail)	15,759	832,390
Walgreen Co. (Retail)	6,077	233,174
Walt Disney Co. (Media)	12,257	340,745
Washington Post Co.—Class B (Media)	103	101,251
Wendy’s International, Inc. (Retail)	721	28,306
Westwood One, Inc. * (Media)	412	11,095

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Services	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Whole Foods Market, Inc. (Food)	412	$39,284
Williams Sonoma, Inc. * (Retail)	515	18,046
Wynn Resorts, Ltd. * (Lodging)	309	20,678
XM Satellite Radio Holdings, Inc.—Class A * (Media)	1,236	46,498
YUM! Brands, Inc. (Retail)	1,751	82,612
Zale Corp. * (Retail)		9,230

TOTAL COMMON STOCKS (Cost $9,868,311)		10,766,138

Repurchase Agreements (0.6%)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $72,009 (Collateralized by $74,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $74,081)	$72,000	72,000

TOTAL REPURCHASE AGREEMENTS (Cost $72,000)		72,000

TOTAL INVESTMENT SECURITIES (Cost $9,940,311)—91.2%		10,838,138
Net other assets (liabilities)—8.8%		1,039,539

NET ASSETS—100.0%		$11,877,677

* Non-income producing security
ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Advertising		1.7%
Airlines		1.1%
Commercial Services		4.6%
Computers		0.1%
Distribution/Wholesale		0.4%
Entertainment		1.2%
Food		3.3%
Household Products/Wares		0.1%
Internet		4.3%
Leisure Time		1.7%
Lodging		3.1%
Media		26.9%
Miscellaneous Manufacturing		0.1%
Pharmaceuticals		2.1%
Retail		39.4%
Software		0.4%
Telecommunications		0.1%
Other **		9.4%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Services

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $9,868,311)	$10,766,138
Repurchase agreements, at cost	72,000

Total Investments	10,838,138
Cash	16
Dividends and interest receivable	9,024
Receivable for investments sold	647,574
Receivable for capital shares issued	395,980
Prepaid expenses	20

Total Assets	11,890,752

Liabilities:
Advisory fees payable	3,290
Management services fees payable	658
Administration fees payable	162
Administrative services fees payable	2,657
Distribution fees payable	1,328
Other accrued expenses	4,980

Total Liabilities	13,075

Net Assets	$11,877,677

Net Assets consist of:
Capital	$12,384,937
Accumulated net realized gains (losses) on investments	(1,405,087)
Net unrealized appreciation (depreciation) on investments	897,827

Net Assets	$11,877,677

Shares of Beneficial Interest Outstanding	396,088

Net Asset Value (offering and redemption price per share)	$29.99

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$46,744
Interest	263

Total Investment Income	47,007

Expenses:
Advisory fees	37,072
Management services fees	7,415
Administration fees	1,631
Transfer agency fees	1,658
Administrative service fees	24,726
Distribution fees	12,357
Custody fees	17,247
Fund accounting fees	3,038
Other fees	3,780

Total Gross Expenses before reductions	108,924
Less Expenses reduced by the Advisor	(11,053)

Total Net Expenses	97,871

Net Investment Income (Loss)	(50,864)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	158,626
Change in net unrealized appreciation/depreciation on investments	262,889

Net Realized and Unrealized Gains (Losses) on Investments	421,515

Change in Net Assets Resulting from Operations	$370,651

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(50,864)	$(47,796)
Net realized gains (losses) on investments	158,626	615,306
Change in net unrealized appreciation/depreciation on investments	262,889	576,277

Change in net assets resulting from operations	370,651	1,143,787

Capital Transactions:
Proceeds from shares issued	65,767,620	83,336,931
Cost of shares redeemed	(58,038,086)	(84,142,313)

Change in net assets resulting from capital transactions	7,729,534	(805,382)

Change in net assets	8,100,185	338,405
Net Assets:
Beginning of period	3,777,492	3,439,087

End of period	$11,877,677	$3,777,492

Share Transactions:
Issued	2,327,653	3,477,896
Redeemed	(2,067,097)	(3,498,811)

Change in shares	260,556	(20,915)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$27.87		$21.98		$30.00

Investment Activities:
Net investment income (loss)	(0.29	) (b)	(0.30	) (b)	(0.17	) (b)
Net realized and unrealized gains (losses) on investments	2.41		6.19		(7.85)

Total income (loss) from investment activities	2.12		5.89		(8.02)

Net Asset Value, End of Period	$29.99		$27.87		$21.98

Total Return	7.61%		26.80%		(26.73	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	2.20%		2.33%		2.65%
Net expenses (d)	1.98%		1.96%		1.98%
Net investment income (loss) (d)	(1.03)%		(1.19)%		(1.08)%

Supplemental Data:
Net assets, end of period (000’s)	$11,878		$3,777		$3,439
Portfolio turnover rate (e)	1,256%		2,100%		2,644	% (c)

(a) Commencement of operations
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.

(e)    Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Financials

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2004, the Fund had a total return of 10.34% 1, compared to a return of 13.39% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full-line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card insurers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Another year of strong investor demand for financial products propelled the Dow Jones U.S. Financial Index to a 13.39% gain, outperforming the broader large cap benchmarks. Net purchases of mutual funds continued and another strong year for equities helped boost the bottom line at many financial services firms. Low interest rates underpinned another strong year for mortgage companies, and a recovery in merger and acquisition activity were some of the highlights for the year.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Financials	10.34%	6.60%	3.18%
Dow Jones U.S. Financials Index	13.39%	9.54%	6.26%
S&P 500 Index	10.88%	3.59%	(0.97)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	105%

Total Exposure	105%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
Dow Jones U.S. Financials - Composition
The Dow Jones U.S. Financials Index is comprised of a single sector.

Average Market Capitalization:	$9,335,329,241

PROFUNDS VP ProFund VP Financials	Schedule of Portfolio Investments December 31, 2004

Common Stocks (104.9%)
	Shares	Value

ACE Ltd. (Insurance)	3,468	$148,257
Affiliated Managers Group, Inc. * (Diversified Financial Services)	289	19,577
AFLAC, Inc. (Insurance)	6,358	253,303
Allmerica Financial Corp. * (Insurance)	578	18,976
Allstate Corp. (Insurance)	8,670	448,411
AMB Property Corp. (Real Estate Investment Trust)	1,156	46,691
Ambac Financial Group, Inc. (Insurance)	1,445	118,678
American Express Co. (Diversified Financial Services)	13,872	781,965
American Financial Realty Trust (Real Estate Investment Trust)	1,445	23,380
American International Group, Inc. (Insurance)	28,322	1,859,905
AmeriCredit Corp. * (Diversified Financial Services)	2,023	49,462
Ameritrade Holding Corp.—Class A * (Diversified Financial Services)	3,468	49,315
Amerus Group Co. (Insurance)	578	26,183
AmSouth Bancorp (Banks)	4,335	112,277
Annaly Mortgage Management, Inc. (Real Estate Investment Trust)	1,445	28,351
AON Corp. (Insurance)	3,179	75,851
Apartment Investment and Management Co.—Class A (Real Estate Investment Trust)	1,156	44,552
Archstone-Smith Trust (Real Estate Investment Trust)	2,312	88,550
Arden Realty Group, Inc. (Real Estate Investment Trust)	867	32,703
Arthur J.Gallagher & Co. (Insurance)	1,156	37,570
Associated Banc-Corp. (Banks)	1,445	47,988
Assurant, Inc. (Insurance)	1,156	35,316
Astoria Financial Corp. (Savings & Loans)	867	34,654
Avalonbay Communities, Inc. (Real Estate Investment Trust)	867	65,285
Axis Capital Hldgs, Ltd. (Insurance)	1,734	47,442
BancorpSouth, Inc. (Banks)	867	21,129
Bank of America Corp. (Banks)	50,286	2,362,938
Bank of Hawaii Corp. (Banks)	578	29,328
Bank of New York Company, Inc. (Banks)	9,537	318,727
Banknorth Group, Inc. (Banks)	2,023	74,042
BB&T Corp. (Banks)	6,936	291,659
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,156	118,270
Boston Properties, Inc. (Real Estate Investment Trust)	1,445	93,448
BRE Properties, Inc.—Class A (Real Estate Investment Trust)	578	23,299
Brown & Brown, Inc. (Insurance)	578	25,172
Camden Property Trust (Real Estate Investment Trust)	578	29,478
Capital One Financial Corp. (Diversified Financial Services)	2,890	243,367
Capitalsource Inc. * (Diversified Financial Services)	867	22,256
CarrAmerica Realty Corp. (Real Estate Investment Trust)	578	19,074
Catellus Development Corp. (Real Estate Investment Trust)	1,156	35,374
Cathay Bancorp, Inc. (Banks)	578	21,675
CBL & Associates Properties, Inc. (Real Estate Investment Trust)	289	22,065
Centerpoint Properties Corp. (Real Estate Investment Trust)	578	27,680
Chicago Mercantile Exchange (Diversified Financial Services)	289	66,094
Chubb Corp. (Insurance)	2,312	177,793
Cincinnati Financial Corp. (Insurance)	2,023	89,538
CIT Group, Inc. (Diversified Financial Services)	2,601	119,178
Citigroup, Inc. (Diversified Financial Services)	63,869	3,077,209
City National Corp. (Banks)	578	40,836
Colonial BancGroup, Inc. (Banks)	1,734	36,813
Comerica, Inc. (Banks)	2,023	123,443
Commerce Bancorp, Inc. (Banks)	867	55,835
Commerce Bancshares, Inc. (Banks)	867	43,523
Commerce Group, Inc. (Insurance)	289	17,641
Compass Bancshares, Inc. (Banks)	1,445	70,328
Conseco, Inc. * (Insurance)	1,734	34,593
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,936	256,701
Crescent Real Estate Equities Co. (Real Estate Investment Trust)	1,156	21,109
Cullen/Frost Bankers, Inc. (Banks)	578	28,091
Developers Diversified Realty Corp. (Real Estate Investment Trust)	1,156	51,292
Doral Financial Corp. (Diversified Financial Services)	1,156	56,933
Duke-Weeks Realty Corp. (Real Estate Investment Trust)	1,734	59,199
E*TRADE Financial Corp. * (Diversified FinancialServices)	4,624	69,129
East-West Bancorp, Inc. (Banks)	578	24,253
Eaton Vance Corp. (Diversified Financial Services)	867	45,214
Edwards (A.G.), Inc. (Diversified Financial Services)	867	37,463
Equifax, Inc. (Commercial Services)	1,734	48,725
Equity Office Properties Trust (Real Estate Investment Trust)	4,913	143,066
Equity Residential Properties Trust (Real Estate Investment Trust)	3,468	125,472
Essex Property Trust, Inc. (Real Estate Investment Trust)	289	24,218
Everest Re Group, Ltd. (Insurance)	578	51,766
Fannie Mae (Diversified Financial Services)	11,849	843,767

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Federal Realty Investment Trust (Real Estate Investment Trust)	578	$29,854
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,156	35,142
Fidelity National Financial, Inc. (Insurance)	2,023	92,390
Fifth Third Bancorp (Banks)	5,780	273,278
First American Financial Corp. (Insurance)	867	30,466
First BanCorp. (Banks)	578	36,709
First Horizon National Corp. (Banks)	1,445	62,294
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	578	23,542
First Midwest Bancorp, Inc. (Banks)	578	20,976
FirstMerit Corp. (Banks)	867	24,701
Franklin Resources, Inc. (Diversified Financial Services)	1,734	120,773
Freddie Mac (Diversified Financial Services)	8,381	617,680
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	1,734	33,622
Fulton Financial Corp. (Banks)	1,445	33,683
General Growth Properties, Inc. (Real Estate Investment Trust)	2,601	94,052
Genworth Financial, Inc. (Diversified Financial Services)	1,734	46,818
Golden West Financial Corp. (Savings & Loans)	3,757	230,755
Goldman Sachs Group, Inc. (Diversified Financial Services)	5,202	541,216
Hartford Financial Services Group, Inc. (Insurance)	3,468	240,367
HCC Insurance Holdings, Inc. (Insurance)	867	28,715
Health Care Property Investors (Real Estate Investment Trust)	1,734	48,014
Health Care, Inc. (Real Estate Investment Trust)	578	22,051
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	578	23,525
Hibernia Corp. (Banks)	2,023	59,699
Hospitality Properties Trust (Real Estate Investment Trust)	867	39,882
Host Marriott Corp. (Real Estate Investment Trust)	4,046	69,996
HRPT Properties Trust (Real Estate Investment Trust)	2,312	29,663
Hudson City Bancorp, Inc. (Savings & Loans)	867	31,923
Hudson United Bancorp (Banks)	578	22,762
Huntington Bancshares, Inc. (Banks)	2,601	64,453
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	867	19,655
Independence Community Bank Corp. (Savings & Loans)	867	36,917
IndyMac Bancorp, Inc. (Diversified Financial Services)	867	29,868
Investors Financial Services Corp. (Banks)	867	43,333
iStar Financial, Inc. (Real Estate Investment Trust)	1,445	65,401
J.P. Morgan Chase & Co. (Diversified Financial Services)	43,927	1,713,593
Janus Capital Group, Inc. (Diversified Financial Services)	2,890	48,581
Jefferies Group, Inc. (Diversified Financial Services)	578	23,282
Jefferson-Pilot Corp. (Insurance)	1,734	90,099
KeyCorp (Banks)	4,913	166,551
Kimco Realty Corp. (Real Estate Investment Trust)	1,156	67,036
Legg Mason, Inc. (Diversified Financial Services)	1,156	84,689
Liberty Property Trust (Real Estate Investment Trust)	1,156	49,939
Lincoln National Corp. (Insurance)	2,312	107,924
Loews Corp. (Insurance)	1,445	101,584
M&T Bank Corp. (Banks)	1,156	124,663
Macerich Co. (Real Estate Investment Trust)	867	54,448
Mack-Cali Realty Corp. (Real Estate Investment Trust)	867	39,908
Marsh & McLennan Companies, Inc. (Insurance)	6,069	199,670
Marshall & Ilsley Corp. (Banks)	2,312	102,190
MBIA, Inc. (Insurance)	1,734	109,728
MBNA Corp. (Diversified Financial Services)	13,872	391,052
Mellon Financial Corp. (Banks)	5,202	161,834
Mercantile Bankshares Corp. (Banks)	867	45,257
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,693	639,121
MetLife, Inc. (Insurance)	5,202	210,733
MGIC Investment Corp. (Insurance)	1,156	79,660
Mills Corp. (Real Estate Investment Trust)	578	36,853
Moneygram International, Inc. (Software)	1,156	24,438
Montpelier RE Holdings, Ltd. (Insurance)	578	22,224
Moody’s Corp. (Commercial Services)	1,445	125,499
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,427	689,947
National City Corp. (Banks)	7,225	271,299
Nationwide Financial Services (Insurance)	578	22,097
New Century Financial Corp. (Real Estate Investment Trust)	578	36,940
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	1,156	31,304
New York Community Bancorp (Savings & Loans)	2,890	59,447
North Fork Bancorp, Inc. (Banks)	5,491	158,415
Northern Trust Corp. (Banks)	2,312	112,317
Old National Bancorp (Banks)	867	22,421
Old Republic International Corp. (Insurance)	2,023	51,182
Pan Pacific Retail Properties (Real Estate Investment Trust)	578	36,241
Partnerre Ltd. (Insurance)	578	35,801
People’s Bank (Savings & Loans)	1,156	44,957
Plum Creek Timber Company, Inc. (Forest Products & Paper)	2,312	88,873
PMI Group, Inc. (Insurance)	1,156	48,263
PNC Financial Services Group (Banks)	3,468	199,202
Popular, Inc. (Banks)	2,890	83,319
Principal Financial Group, Inc. (Insurance)	3,757	153,812
Progressive Corp. (Insurance)	2,312	196,150
Prologis (Real Estate Investment Trust)	2,312	100,179
Protective Life Corp. (Insurance)	867	37,012
Providian Financial Corp. * (Diversified Financial Services)	3,757	61,878
Prudential Financial, Inc. (Insurance)	6,358	349,436
Public Storage, Inc. (Real Estate Investment Trust)	1,156	64,447
Radian Group, Inc. (Insurance)	1,156	61,545
Raymond James Financial Corp. (Diversified Financial Services)	867	26,860
Rayonier, Inc. (Forest Products & Paper)	578	28,270
Realty Income Corp. (Real Estate Investment Trust)	578	29,235
Reckson Associates Realty Corp. (Real Estate Investment Trust)	867	28,446
Regency Centers Corp. (Real Estate Investment Trust)	867	48,032
Regions Financial Corp. (Banks)	5,780	205,710
RenaissanceRe Holdings (Insurance)	867	45,153
SAFECO Corp. (Insurance)	1,734	90,584
Schwab (Diversified Financial Services)	13,872	165,909
SEI Investments Co. (Software)	867	36,353
Shurgard Storage Centers, Inc.—Class A (Real Estate Investment Trust)	578	25,438
Simon Property Group, Inc. (Real Estate Investment Trust)	2,601	168,206
Sky Financial Group, Inc. (Banks)	1,445	41,428
SL Green Realty Corp. (Real Estate Investment Trust)	578	34,998
SLM Corp. (Diversified Financial Services)	5,491	293,164
South Financial Group, Inc. (Banks)	867	28,204
Sovereign Bancorp, Inc. (Savings & Loans)	4,335	97,754
St.Joe Co. (Real Estate)	867	55,661
St.Paul Companies, Inc. (Insurance)	8,380	310,647
StanCorp Financial Group, Inc. (Insurance)	289	23,843
State Street Corp. (Banks)	4,046	198,740
SunTrust Banks, Inc. (Banks)	4,333	320,122
Synovus Financial Corp. (Banks)	3,179	90,856

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

T. Rowe Price Group, Inc. (Diversified Financial Services)	1,445	$89,879
TCF Financial Corp. (Banks)	1,734	55,731
Thornburg Mortgage Asset Corp. (Real Estate Investment Trust)	1,156	33,478
Torchmark Corp. (Insurance)	1,445	82,567
Trizec Properties, Inc. (Real Estate Investment Trust)	1,156	21,872
U.S. Bancorp (Banks)	23,120	724,118
UCBH Holdings, Inc. (Banks)	578	26,484
UnionBanCal Corp. (Banks)	578	37,269
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	1,734	43,003
Unitrin, Inc. (Insurance)	578	26,270
UnumProvident Corp. (Insurance)	3,757	67,401
Valley National Bancorp (Banks)	1,156	31,963
Ventas, Inc. (Real Estate Investment Trust)	1,156	31,686
Vornado Realty Trust (Real Estate Investment Trust)	1,445	110,008
W Holding Co., Inc. (Banks)	867	19,889
W.R.Berkley Corp. (Insurance)	867	40,896
Wachovia Corp. (Banks)	19,940	1,048,843
Waddell & Reed Financial, Inc. (Diversified Financial Services)	1,156	27,617
Washington Federal, Inc. (Savings & Loans)	867	23,010
Washington Mutual, Inc. (Savings & Loans)	10,693	452,100
Webster Financial Corp. (Banks)	578	29,270
Weingarten Realty Investors (Real Estate Investment Trust)	867	34,767
Wells Fargo& Co. (Banks)	20,808	1,293,216
Westamerica Bancorporation (Banks)	289	16,852
Whitney Holding Corp. (Banks)	578	26,004
Willis Group Holdings, Ltd. (Insurance)	1,734	71,389
Wilmington Trust Corp. (Banks)	867	31,342
XL Capital, Ltd.—Class A (Insurance)	1,734	134,645
Zions Bancorp (Banks)	1,156	78,643

TOTAL COMMON STOCKS (Cost $25,813,799)		32,277,885

Repurchase Agreements (NM)
	Principal Amount	Value

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $15,002 (Collateralized by $17,000 Federal National Mortgage Association, 3.37%, 10/5/07, market value $15,394)	$15,000	$15,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES (Cost $25,828,799)—105.0%		32,292,885
Net other assets (liabilities)—(5.0)%		(1,526,205)

NET ASSETS—100.0%		$30,766,680

* Non-income producing security
NM Not meaningful, amount is less than 0.05%.

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Banks		32.8%
Commercial Services		0.6%
Diversified Financial Services		37.6%
Forest Products & Paper		0.4%
Insurance		21.5%
Real Estate		0.2%
Real Estate Investment Trust		8.4%
Savings & Loans		3.3%
Software		0.2%
Other **		(5.0)%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $25,813,799)	$32,277,885
Repurchase agreements, at cost	15,000

Total Investments	32,292,885
Dividends and interest receivable	36,759
Receivable for capital shares issued	725,227
Prepaid expenses	154

Total Assets	33,055,025

Liabilities:
Cash overdraft	59
Payable for investments purchased	2,234,436
Payable for capital shares redeemed	37
Advisory fees payable	20,042
Management services fees payable	4,009
Administration fees payable	737
Administrative services fees payable	10,749
Distribution fees payable	7,823
Other accrued expenses	10,453

Total Liabilities	2,288,345

Net Assets	$30,766,680

Net Assets consist of:
Capital	$30,537,667
Accumulated net investment income (loss)	179,899
Accumulated net realized gains (losses) on investments	(6,414,972)
Net unrealized appreciation (depreciation) on investments	6,464,086

Net Assets	$30,766,680

Shares of Beneficial Interest Outstanding	910,333

Net Asset Value (offering and redemption price per share)	$33.80

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$728,269
Interest	571

Total Investment Income	728,840

Expenses:
Advisory fees	214,830
Management services fees	42,966
Administration fees	9,524
Transfer agency fees	9,751
Administrative service fees	121,495
Distribution fees	71,610
Custody fees	22,380
Fund accounting fees	13,844
Other fees	19,844
Recoupment of prior expenses reimbursed by the Advisor	22,697

Total Expenses	548,941

Net Investment Income (Loss)	179,899

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	516,390
Change in net unrealized appreciation/depreciation on investments	2,096,724

Net Realized and Unrealized Gains (Losses) on Investments	2,613,114

Change in Net Assets Resulting from Operations	$2,793,013

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$179,899	$66,533
Net realized gains (losses) on investments	516,390	714,339
Change in net unrealized appreciation/depreciation on investments	2,096,724	3,227,266

Change in net assets resulting from operations	2,793,013	4,008,138

Distributions to Shareholders From:
Net investment income	(80,498)	(28,561)

Change in net assets resulting from distributions	(80,498)	(28,561)

Capital Transactions:
Proceeds from shares issued	172,821,010	111,685,395
Dividends reinvested	80,498	28,561
Cost of shares redeemed	(165,871,738)	(106,566,808)

Change in net assets resulting from capital transactions	7,029,770	5,147,148

Change in net assets	9,742,285	9,126,725
Net Assets:
Beginning of period	21,024,395	11,897,670

End of period	$30,766,680	$21,024,395

Accumulated net investment income (loss)	$179,899	$80,498

Share Transactions:
Issued	5,464,779	4,268,452
Reinvested	2,489	943
Redeemed	(5,241,228)	(4,084,053)

Change in shares	226,040	185,342

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a)through December 31, 2001

Net Asset Value, Beginning of Period	$30.72	$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss)	0.20 (b)	0.11 (b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.97	6.80	(4.23)	(2.02)

Total income (loss) from investment activities	3.17	6.91	(4.17)	(1.98)

Distribution to Shareholders From:
Net investment income	(0.09)	(0.04)	—	—

Net Asset Value, End of Period	$33.80	$30.72	$23.85	$28.02

Total Return	10.34%	28.99%	(14.88)%	(6.60	)% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.92%	2.07%	2.14%	2.10%
Net expenses (d)	1.92%	1.98%	1.98%	2.10%
Net investment income (loss) (d)	0.63%	0.42%	0.22%	0.16%
Supplemental Data:
Net assets, end of period (000’s)	$30,767	$21,024	$11,898	$20,089
Portfolio turnover rate (e)	595%	726%	1,341%	1,330	% (c)

(a) Commencement of operations
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.

(e)    Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Health Care

The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the year ended December 31, 2004, the Fund had a total return of 2.36% 1, compared to a return of 4.55% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include healthcare providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Despite high demand for healthcare and an aging U.S. population, poor cost control and continued increases in medical malpractice insurance premiums hampered the performance of healthcare stocks. Healthcare spending will continue to be a major part of GDP, and a major cost to consumers. Favorable demographic trends and strong pricing still were not enough to revive healthcare stocks which underperformed the broader averages in 2004.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Health Care	2.36%	(2.41)%	(3.17)%
Dow Jones U.S. Health Care Index	4.55%	(0.37)%	(1.14)%
S&P 500 Index	10.88%	3.59%	(0.97)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care - Composition

The Dow Jones U.S. Health Care Index is comprised of a single sector.

Average Market Capitalization:	$9,192,573,310

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2004

Common Stocks (100.0%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	39,900	$1,861,335
Abgenix, Inc. * (Pharmaceuticals)	2,100	21,714
Advanced Medical Optics, Inc. * (Healthcare-Products)	840	34,558
Aetna, Inc. (Healthcare-Services)	3,780	471,555
Affymetrix, Inc. * (Biotechnology)	1,680	61,404
Albany Molecular Research, Inc. * (Commercial Services)	420	4,679
Alcon, Inc. (Healthcare-Products)	2,100	169,260
Alexion Pharmaceuticals, Inc. * (Biotechnology)	840	21,168
Alkermes, Inc. * (Pharmaceuticals)	2,100	29,589
Allergan, Inc. (Pharmaceuticals)	3,360	272,395
Alpharma, Inc. (Pharmaceuticals)	840	14,238
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	840	31,424
AMERIGROUP Corp. * (Healthcare-Services)	840	63,554
Amgen, Inc. * (Biotechnology)	32,340	2,074,612
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	2,100	49,056
Applera Corp.—Applied Biosystems Group (Electronics)	5,040	105,386
Applera Corp.—Celera Genomics Group * (Biotechnology)	1,680	23,100
Apria Healthcare Group, Inc. * (Healthcare-Services)	1,260	41,517
ArthroCare Corp. * (Healthcare-Products)	420	13,465
Bard (C.R.), Inc. (Healthcare-Products)	2,520	161,230
Barr Laboratories, Inc. * (Pharmaceuticals)	2,100	95,634
Bausch & Lomb, Inc. (Healthcare-Products)	1,260	81,220
Baxter International, Inc. (Healthcare-Products)	15,540	536,752
Beckman Coulter, Inc. (Healthcare-Products)	1,680	112,543
Becton, Dickinson & Co. (Healthcare-Products)	5,880	333,984
Beverly Enterprises, Inc. * (Healthcare-Services)	2,940	26,901
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	420	24,095
Biogen Idec, Inc. * (Biotechnology)	8,820	587,500
Biomet, Inc. (Healthcare-Products)	5,880	255,133
Biosite Diagnostics, Inc. * (Healthcare-Products)	420	25,847
Boston Scientific Corp. * (Healthcare-Products)	15,540	552,447
Bristol-Myers Squibb Co. (Pharmaceuticals)	49,560	1,269,727
Caremark Rx, Inc. * (Pharmaceuticals)	11,760	463,697
Celgene Corp. * (Biotechnology)	4,200	111,426
Cell Genesys, Inc. * (Biotechnology)	1,260	10,206
Cell Therapeutics, Inc. * (Pharmaceuticals)	1,260	10,256
Cephalon, Inc. * (Pharmaceuticals)	1,260	64,109
Charles River Laboratories International, Inc. * (Biotechnology)	1,680	77,297
Chiron Corp. * (Biotechnology)	2,940	97,990
CIGNA Corp. (Insurance)	3,360	274,075
Community Health Systems, Inc. * (Healthcare-Services)	2,100	58,548
Cooper Companies, Inc. (Healthcare-Products)	840	59,296
Covance, Inc. * (Healthcare-Services)	1,680	65,100
Coventry Health Care, Inc. * (Healthcare-Services)	2,100	111,468
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,260	14,906
CuraGen Corp. * (Biotechnology)	840	6,014
CV Therapeutics, Inc. * (Pharmaceuticals)	840	19,320
Cyberonics, Inc. * (Healthcare-Products)	420	8,702
CYTYC Corp. * (Healthcare-Products)	2,940	81,056
Dade Behring Holdings, Inc. * (Healthcare-Products)	1,260	70,560
Datascope Corp. (Healthcare-Products)	420	16,670
DaVita, Inc. * (Healthcare-Services)	2,520	99,616
Delta & Pine Land Co. (Agriculture)	840	22,915
DENTSPLY International, Inc. (Healthcare-Products)	1,680	94,416
Diagnostic Products Corp. (Healthcare-Products)	420	23,121
Edwards Lifesciences Corp. * (Healthcare-Products)	1,680	69,317
Eli Lilly & Co. (Pharmaceuticals)	24,780	1,406,265
Enzo Biochem, Inc. * (Biotechnology)	840	16,355
Enzon, Inc. * (Biotechnology)	1,260	17,287
eResearch Technology, Inc. * (Internet)	1,260	19,971
Express Scripts, Inc.—Class A * (Pharmaceuticals)	1,680	128,419
First Health Group Corp. * (Commercial Services)	2,520	47,149
Fisher Scientific International, Inc. * (Electronics)	2,939	183,335
Forest Laboratories, Inc. * (Pharmaceuticals)	9,240	414,506
Gen-Probe, Inc. * (Healthcare-Products)	1,260	56,965
Gene Logic, Inc. * (Biotechnology)	840	3,091
Genentech, Inc. * (Biotechnology)	11,760	640,215
Genzyme Corp.—General Division * (Biotechnology)	5,880	341,452
Gilead Sciences, Inc. * (Pharmaceuticals)	10,920	382,091
Guidant Corp. (Healthcare-Products)	7,980	575,358
Haemonetics Corp. * (Healthcare-Products)	840	30,416
HCA, Inc. (Healthcare-Services)	10,080	402,797
Health Management Associates, Inc.—Class A (Healthcare-Services)	5,880	133,594
Health Net, Inc. * (Healthcare-Services)	2,940	84,878
Henry Schein, Inc. * (Healthcare-Products)	1,260	87,746
Hillenbrand Industries, Inc. (Healthcare-Products)	1,680	93,307
Hospira, Inc. * (Pharmaceuticals)	3,780	126,630
Human Genome Sciences, Inc. * (Biotechnology)	3,360	40,387
Humana, Inc. * (Healthcare-Services)	4,200	124,698
ICOS Corp. * (Biotechnology)	1,680	47,510
IDEXX Laboratories, Inc. * (Healthcare-Products)	840	45,856

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

ImClone Systems, Inc. * (Pharmaceuticals)	1,680	$77,414
Immunomedics, Inc. * (Biotechnology)	840	2,554
Impax Laboratories, Inc. * (Pharmaceuticals)	1,260	20,009
INAMED Corp. * (Healthcare-Products)	840	53,130
Incyte Genomics, Inc. * (Biotechnology)	2,100	20,979
InterMune, Inc. * (Biotechnology)	840	11,138
Invacare Corp. (Healthcare-Products)	840	38,858
Invitrogen Corp. * (Biotechnology)	1,260	84,584
IVAX Corp. * (Pharmaceuticals)	5,460	86,377
Johnson & Johnson (Healthcare-Products)	75,600	4,794,551
King Pharmaceuticals, Inc. * (Pharmaceuticals)	6,300	78,120
Laboratory Corp.of America Holdings * (Healthcare-Services)	3,360	167,395
Lexicon Genetics, Inc. * (Biotechnology)	1,260	9,771
LifePoint Hospitals, Inc. * (Healthcare-Services)	840	29,249
Ligand Pharmaceuticals, Inc.—Class B * (Pharmaceuticals)	1,680	19,555
Lincare Holdings, Inc. * (Healthcare-Services)	2,520	107,478
Manor Care, Inc. (Healthcare-Services)	2,100	74,403
Maxygen, Inc. * (Biotechnology)	840	10,744
Medarex, Inc. * (Pharmaceuticals)	2,100	22,638
Medco Health Solutions, Inc. * (Pharmaceuticals)	6,720	279,552
Medicis Pharmaceutical Corp. (Pharmaceuticals)	1,260	44,239
MedImmune, Inc. * (Biotechnology)	6,300	170,793
Medtronic, Inc. (Healthcare-Products)	30,660	1,522,882
Mentor Corp. (Healthcare-Products)	840	28,342
Merck & Co., Inc. (Pharmaceuticals)	56,700	1,822,338
MGI Pharma, Inc. * (Pharmaceuticals)	1,680	47,057
Millennium Pharmaceuticals, Inc. * (Biotechnology)	7,980	96,718
Millipore Corp. * (Biotechnology)	1,260	62,761
Molecular Devices Corp. * (Electronics)	420	8,442
Mylan Laboratories, Inc. (Pharmaceuticals)	6,300	111,384
Myriad Genetics, Inc. * (Biotechnology)	840	18,908
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,680	24,612
Nektar Therapeutics * (Biotechnology)	2,100	42,504
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	840	41,412
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	420	7,165
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	840	15,355
Odyssey Healthcare, Inc. * (Healthcare-Services)	840	11,491
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	840	27,208
Orthodontic Centers of America, Inc. * (Healthcare-Services)	1,260	8,001
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,260	94,311
Owens & Minor, Inc. (Distribution/Wholesale)	840	23,663
PacifiCare Health Systems, Inc. * (Healthcare-Services)	2,100	118,692
Par Pharmaceutical Companies, Inc. * (Pharmaceuticals)	840	34,759
PAREXEL International Corp. * (Commercial Services)	840	17,052
Patterson Dental Co. * (Healthcare-Products)	2,940	127,567
Pediatrix Medical Group, Inc. * (Healthcare-Services)	420	26,901
Perrigo Co. (Pharmaceuticals)	1,680	29,014
Pfizer, Inc. (Pharmaceuticals)	192,780	5,183,855
Pharmaceutical Product Development, Inc. * (Commercial Services)	1,260	52,025
PolyMedica Corp. (Healthcare-Products)	840	31,324
Protein Design Labs, Inc. * (Biotechnology)	2,520	52,063
Province Healthcare Co. * (Healthcare-Services)	1,260	28,161
PSS World Medical, Inc. * (Healthcare-Products)	1,680	21,025
Quest Diagnostics, Inc. (Healthcare-Services)	2,100	200,655
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	840	7,736
Renal Care Group, Inc. * (Healthcare-Services)	1,680	60,463
ResMed, Inc. * (Healthcare-Products)	840	42,924
Respironics, Inc. * (Healthcare-Products)	840	45,662
Savient Pharmaceuticals, Inc. * (Biotechnology)	1,680	4,553
Schering-Plough Corp. (Pharmaceuticals)	37,380	780,494
Select Medical Corp. (Healthcare-Services)	2,520	44,352
Sepracor, Inc. * (Pharmaceuticals)	2,100	124,677
Sierra Health Services, Inc. * (Healthcare-Services)	420	23,146
St.Jude Medical, Inc. * (Healthcare-Products)	9,240	387,433
STERIS Corp. * (Healthcare-Products)	1,680	39,850
Stryker Corp. (Healthcare-Products)	7,140	344,505
Sunrise Assisted Living, Inc. * (Healthcare-Services)	420	19,471
Sybron Dental Special, Inc. * (Healthcare-Products)	840	29,719
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	420	14,293
Techne Corp. * (Healthcare-Products)	840	32,676
Telik, Inc. * (Biotechnology)	1,260	24,116
Tenet Healthcare Corp. * (Healthcare-Services)	11,760	129,125
The Medicines Co. * (Pharmaceuticals)	1,260	36,288
Transkaryotic Therapies, Inc * (Biotechnology)	840	21,328
Triad Hospitals, Inc. * (Healthcare-Services)	2,100	78,141
Trimeris, Inc. * (Pharmaceuticals)	420	5,951
United Therapeutics Corp. * (Pharmaceuticals)	420	18,963
UnitedHealth Group, Inc. (Healthcare-Services)	16,799	1,478,816
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,260	56,070
Valeant Pharmaceuticals International (Pharmaceuticals)	2,100	55,335
Varian Medical Systems, Inc. * (Healthcare-Products)	3,360	145,286
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,100	22,197
Viasys Healthcare, Inc. * (Healthcare-Products)	840	15,960
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	1,680	29,249
VISX, Inc. * (Healthcare-Products)	1,260	32,596
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	2,940	96,461
WellPoint, Inc. * (Healthcare-Services)	7,560	869,400
Wyeth (Pharmaceuticals)	34,020	1,448,912
Xoma, Ltd. * (Biotechnology)	2,100	5,439
Zimmer Holdings, Inc. * (Healthcare-Products)	6,300	504,756

TOTAL COMMON STOCKS
(Cost $33,758,286)		40,024,902

Repurchase Agreements (0.1%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $20,003 (Collateralized by $23,000 Federal National Mortgage Association, 3.37%, 10/5/07, market value $20,827)	$20,000	20,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,000)		20,000

TOTAL INVESTMENT SECURITIES
(Cost $33,778,286)—100.1%		40,044,902
Net other assets (liabilities)—(0.1)%		(27,696)

NET ASSETS—100.0%		$40,017,206

* Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2004

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of December 31 2004:

Agriculture	0.1%
Biotechnology	12.2%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	0.7%
Healthcare-Products	29.6%
Healthcare-Services	13.0%
Insurance	0.7%
Internet	NM
Pharmaceuticals	43.3%

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $33,758,286)	$40,024,902
Repurchase agreements, at cost	20,000

Total Investments	40,044,902
Cash	194
Dividends and interest receivable	25,201
Receivable for capital shares issued	1,534,302
Prepaid expenses	154

Total Assets	41,604,753

Liabilities:
Payable for investments purchased	1,525,392
Payable for capital shares redeemed	23
Advisory fees payable	22,573
Management services fees payable	4,515
Administration fees payable	858
Administrative services fees payable	12,924
Distribution fees payable	8,334
Other accrued expenses	12,928

Total Liabilities	1,587,547

Net Assets	$40,017,206

Net Assets consist of:
Capital	$46,959,727
Accumulated net realized gains (losses) on investments	(13,209,137)
Net unrealized appreciation (depreciation) on investments	6,266,616

Net Assets	$40,017,206

Shares of Beneficial Interest Outstanding	1,514,726

Net Asset Value (offering and redemption price per share)	$26.42

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$574,240
Interest	863

Total Investment Income	575,103

Expenses:
Advisory fees	307,706
Management services fees	61,542
Administration fees	13,643
Transfer agency fees	14,176
Administrative service fees	186,305
Distribution fees	102,569
Custody fees	24,695
Fund accounting fees	19,784
Other fees	29,381
Recoupment of prior expenses reimbursed by the Advisor	24,449

Total Expenses	784,250

Net Investment Income (Loss)	(209,147)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,559,486)
Change in net unrealized appreciation/depreciation on investments	1,876,020

Net Realized and Unrealized Gains (Losses) on Investments	(683,466)

Change in Net Assets Resulting from Operations	$(892,613)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(209,147)	$(120,052)
Net realized gains (losses) on investments	(2,559,486)	(1,359,969)
Change in net unrealized appreciation/depreciation on investments	1,876,020	2,727,687

Change in net assets resulting from operations	(892,613)	1,247,666

Capital Transactions:
Proceeds from shares issued	199,660,544	175,842,151
Cost of shares redeemed	(184,036,396)	(166,426,624)

Change in net assets resulting from capital transactions	15,624,148	9,415,527

Change in net assets	14,731,535	10,663,193

Net Assets:
Beginning of period	25,285,671	14,622,478

End of period	$40,017,206	$25,285,671

Share Transactions:
Issued	7,553,376	7,405,590
Redeemed	(7,018,303)	(7,091,298)

Change in shares	535,073	314,292

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$25.81		$21.98		$28.43		$30.00

Investment Activities:
Net investment income (loss)	(0.13	) (b)	(0.15	) (b)	(0.13	) (b)	(0.30	) (b)
Net realized and unrealized gains (losses)
on investments	0.74	(c)	3.98		(6.32)		(1.27)

Total income (loss) from investment activities	0.61		3.83		(6.45)		(1.57)

Net Asset Value, End of Period	$26.42		$25.81		$21.98		$28.43

Total Return	2.36%		17.42%		(22.69)%		(5.23	)% (d)
Ratios to Average Net Assets:
Gross expenses (e)	1.91%		2.04%		2.14%		2.06%
Net expenses (e)	1.91%		1.97%		1.98%		2.06%
Net investment income (loss) (e)	(0.51)%		(0.63)%		(0.54)%		(1.10)%
Supplemental Data:
Net assets, end of period (000’s)	$40,017		$25,286		$14,622		$33,227
Portfolio turnover rate (f)	464%		877%		897%		1,032	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Industrials

The ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index. For the year ended December 31, 2004, the Fund had a total return of 13.22% 1, compared to a return of 17.25% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment and aerospace.

The Industrials Index continued to build on its strong gains from 2003, beating the S&P 500 by more than 6% in 2004. A strengthening economic recovery in the 4th quarter spurred this index higher, as the recovery resulted in increased demand for industrial production. The depreciation of the U.S. Dollar, as well as a growing demand for U.S. exports, also contributed to the rise in this sector. The index was led by its top holding, General Electric, which posted a gain of 21% on the year.

Value of a $10,000 Investment*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Industrials	13.22%	5.90%
Dow Jones U.S. Industrials Index	17.25%	9.50%
S&P 500 Index	10.88%	6.04%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends onsecurities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s ce reflects the reinvestment of dividends as well as the impact of transaction performan costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Industrials

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Industrials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Industrials Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials - Composition

The Dow Jones U.S. Industrials Index is comprised of a single sector.

Average Market Capitalization:	$6,637,987,577

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	December 31, 2004

Common Stocks (100.1%)

	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,224	$346,664
Accenture, Ltd.—Class A * (Commercial Services)	2,592	69,985
Acuity Brands, Inc. (Miscellaneous Manufacturing)	288	9,158
Acxiom Corp. (Software)	480	12,624
Aeroflex, Inc. * (Telecommunications)	480	5,818
Affiliated Computer Services, Inc.—Class A * (Computers)	672	40,448
AGCO Corp. * (Machinery-Diversified)	576	12,609
Agilent Technologies, Inc. * (Electronics)	2,592	62,468
Albany International Corp.—Class A (Machinery-Diversified)	192	6,751
Alexander & Baldwin, Inc. (Transportation)	192	8,145
Alliance Data Systems Corp. * (Commercial Services)	288	13,674
Alliant Techsystems, Inc. * (Aerospace/Defense)	192	12,553
Allied Waste Industries, Inc. * (EnvironmentalControl)	1,152	10,691
American Standard Cos. * (Building Materials)	1,056	43,634
Ametek, Inc. (Electrical Components & Equipment)	384	13,697
Amphenol Corp.—Class A * (Electronics)	480	17,635
AptarGroup, Inc. (Miscellaneous Manufacturing)	192	10,134
Arkansas Best Corp. (Transportation)	96	4,309
Armor Holdings, Inc. * (Aerospace/Defense)	192	9,028
Arrow Electronics, Inc. * (Electronics)	672	16,330
Automatic Data Processing, Inc. (Software)	3,456	153,273
Avnet, Inc. * (Electronics)	672	12,257
AVX Corp. (Electronics)	288	3,629
Ball Corp. (Packaging & Containers)	576	25,332
Banta Corp. (Commercial Services)	192	8,594
Belden, Inc. (Electrical Components & Equipment)	288	6,682
Bemis Company, Inc. (Packaging & Containers)	672	19,548
Benchmark Electronics, Inc. * (Electronics)	288	9,821
Black Box Corp. (Telecommunications)	96	4,610
Boeing Co. (Aerospace/Defense)	4,224	218,676
Brink’s Co. (Miscellaneous Manufacturing)	288	11,382
Brunswick Corp. (Leisure Time)	576	28,512
Burlington Northern Santa Fe Corp. (Transportation)	2,208	104,460
C.H. Robinson Worldwide, Inc. (Transportation)	480	26,650
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	192	12,465
Caterpillar, Inc. (Machinery-Construction & Mining)	2,016	196,580
Ceridian Corp. * (Computers)	864	15,794
Certegy, Inc. (Software)	384	13,644
CheckFree Corp. * (Internet)	384	14,623
Checkpoint Systems, Inc. * (Electronics)	192	3,466
Choicepoint, Inc. * (Commercial Services)	480	22,075
Cintas Corp. (Textiles)	768	33,684
Clarcor, Inc. (Miscellaneous Manufacturing)	192	10,516
CNF, Inc. (Transportation)	288	14,429
Cognex Corp. (Machinery-Diversified)	192	5,357
Coherent, Inc. * (Electronics)	192	5,844
Commscope, Inc. * (Telecommunications)	288	5,443
Convergys Corp. * (Commercial Services)	864	12,951
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	576	39,105
Corporate Executive Board (Commercial Services)	192	12,852
Corrections Corp. of America * (Commercial Services)	192	7,766
Crane Co. (Miscellaneous Manufacturing)	288	8,306
Crown Holdings, Inc. * (Packaging & Containers)	960	13,190
CSX Corp. (Transportation)	1,248	50,020
Cummins, Inc. (Machinery-Diversified)	192	16,088
Danaher Corp. (Miscellaneous Manufacturing)	1,536	88,182
Deere & Co. (Machinery-Diversified)	1,440	107,135
Deluxe Corp. (Commercial Services)	288	10,751
Dionex Corp. * (Electronics)	96	5,440
Donaldson Co., Inc. (Miscellaneous Manufacturing)	384	12,511
Donnelley (Commercial Services)	1,248	44,042
Dover Corp. (Miscellaneous Manufacturing)	1,152	48,315
Eagle Materials—Class A (Building Materials)	192	16,579
Eaton Corp. (Miscellaneous Manufacturing)	864	62,519
eFunds Corp. * (Software)	288	6,915
EGL, Inc. * (Transportation)	192	5,739
EMCOR Group, Inc. * (Engineering & Construction)	96	4,337
Emerson Electric Co. (Electrical Components & Equipment)	2,496	174,971
Engineered Support Systems, Inc. (Aerospace/Defense)	192	11,370
Esterline Technologies Corp. * (Aerospace/Defense)	96	3,134
Expeditors International of Washington, Inc. (Transportation)	576	32,187
FedEx Corp. (Transportation)	1,728	170,191
First Data Corp. (Software)	4,992	212,359
Fiserv, Inc. * (Software)	1,152	46,299
Flextronics International, Ltd. * (Electronics)	3,264	45,108
FLIR Systems, Inc. * (Electronics)	192	12,248
Florida Rock Industries, Inc. (Building Materials)	192	11,430
Flowserve Corp. * (Machinery-Diversified)	288	7,932
Fluor Corp. (Engineering & Construction)	480	26,165
Fortune Brands, Inc. (Household Products/Wares)	864	66,684
FTI Consulting, Inc. * (Commercial Services)	288	6,068

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	December 31, 2004

Common Stocks, continued

	Shares	Value

GATX Corp. (Trucking & Leasing)	288	$8,513
General Dynamics Corp. (Aerospace/Defense)	960	100,416
General Electric Co. (Miscellaneous Manufacturing)	61,920	2,260,079
General Maritime Corp * (Transportation)	192	7,670
Georgia Pacific Corp. (Forest Products & Paper)	1,344	50,374
Global Payments, Inc. (Software)	192	11,240
Goodrich Corp. (Aerospace/Defense)	672	21,934
Graco, Inc. (Machinery-Diversified)	384	14,342
Graftech International LTD. * (Electrical Components & Equipment)	576	5,449
Grainger (Distribution/Wholesale)	480	31,978
Granite Construction, Inc. (Engineering & Construction)	192	5,107
Harsco Corp. (Miscellaneous Manufacturing)	288	16,053
Hewitt Associates, Inc. * (Commercial Services)	288	9,219
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,608	163,169
Hubbell, Inc.—Class B (Electrical Components & Equipment)	288	15,062
Hughes Supply, Inc. (Distribution/Wholesale)	384	12,422
IDEX Corp. (Machinery-Diversified)	288	11,664
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,536	142,356
IMS Health, Inc. (Software)	1,344	31,194
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,056	84,797
Ionics, Inc. * (Environmental Control)	96	4,161
Iron Mountain, Inc. * (Commercial Services)	672	20,489
ITT Industries, Inc. (Miscellaneous Manufacturing)	576	48,643
J.B. Hunt Transport Services, Inc. (Transportation)	384	17,222
Jabil Circuit, Inc. * (Electronics)	960	24,557
Jacobs Engineering Group, Inc. * (Engineering & Construction)	288	13,764
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	480	4,176
Joy Global, Inc. (Machinery-Construction & Mining)	288	12,508
Kansas City Southern Industries, Inc. * (Transportation)	384	6,808
Kaydon Corp. (Metal Fabricate/Hardware)	192	6,340
KEMET Corp. * (Electronics)	480	4,296
Kennametal, Inc. (Hand/Machine Tools)	192	9,556
L-3 Communications Holdings, Inc. (Aerospace/Defense)	672	49,217
Lafarge Corp. (Building Materials)	192	9,853
Landstar System, Inc. * (Transportation)	192	14,139
Littelfuse, Inc. * (Electrical Components & Equipment)	96	3,279
Lockheed Martin Corp. (Aerospace/Defense)	2,112	117,322
Louisiana-Pacific Corp. (Forest Products & Paper)	576	15,402
Manitowoc Co. (Machinery-Diversified)	192	7,229
Manpower, Inc. (Commercial Services)	576	27,821
Martin Marietta Materials (Building Materials)	288	15,454
Masco Corp. (Building Materials)	2,592	94,686
MDU Resources Group, Inc. (Electric)	672	17,929
Mettler Toledo International, Inc * (Electrical Components & Equipment)	288	14,777
Molex, Inc. (Electrical Components & Equipment)	384	11,520
Molex, Inc., Class A (Electrical Components & Equipment)	480	12,792
Monster Worldwide, Inc. * (Internet)	576	19,376
MPS Group, Inc. * (Commercial Services)	576	7,062
MSC Industrial Direct Co.—Class A (Retail)	288	10,362
Mueller Industries, Inc. (Metal Fabricate/Hardware)	192	6,182
Navigant Consulting Co. * (Commercial Services)	288	7,661
Navistar International Corp. * (Auto Manufacturers)	384	16,888
NCO Group, Inc. * (Commercial Services)	192	4,963
NDCHealth Corp. (Software)	192	3,569
Nordson Corp. (Machinery-Diversified)	192	7,693
Norfolk Southern Corp. (Transportation)	2,304	83,382
Northrop Grumman Corp. (Aerospace/Defense)	2,112	114,808
OMI Corp. (Transportation)	576	9,706
Oshkosh Truck Corp. (Auto Manufacturers)	192	13,129
Overseas Shipholding Group, Inc. (Transportation)	192	10,598
Owens-Illinois, Inc. * (Packaging & Containers)	576	13,046
PACCAR, Inc. (Auto Manufacturers)	1,056	84,987
Packaging Corp. of America (Packaging & Containers)	384	9,043
Pactiv Corp. * (Packaging & Containers)	864	21,851
Pall Corp. (Miscellaneous Manufacturing)	768	22,234
Parker Hannifin Corp. (Miscellaneous Manufacturing)	672	50,897
Paychex, Inc. (Commercial Services)	2,016	68,705
PerkinElmer, Inc. (Electronics)	672	15,113
Power-One, Inc. * (Electrical Components & Equipment)	384	3,425
Powerwave Technologies, Inc. * (Telecommunications)	576	4,884
Precision Castparts Corp. (Metal Fabricate/Hardware)	384	25,221
Quanta Services, Inc. * (Commercial Services)	576	4,608
Raytheon Co. (Aerospace/Defense)	2,688	104,375
Republic Services, Inc. (Environmental Control)	768	25,759
Robert Half International, Inc. (Commercial Services)	1,056	31,078
Rockwell Collins, Inc. (Aerospace/Defense)	960	37,862
Rockwell International Corp. (Machinery-Diversified)	960	47,568
Roper Industries, Inc. (Miscellaneous Manufacturing)	288	17,502
Ryder System, Inc. (Transportation)	384	18,344
Sanmina-SCI Corp. * (Electronics)	3,072	26,020
Sealed Air Corp. * (Packaging & Containers)	480	25,571
Shaw Group, Inc. * (Engineering & Construction)	384	6,854
Sherwin-Williams Co. (Chemicals)	672	29,991
Smurfit-Stone Container Corp. * (Packaging & Containers)	1,440	26,900
Solectron Corp. * (Electronics)	5,664	30,189
Sonoco Products Co. (Packaging & Containers)	576	17,078
SPX Corp. (Miscellaneous Manufacturing)	480	19,229
Stericycle, Inc. * (Environmental Control)	288	13,234
Swift Transportation Co., Inc. * (Transportation)	288	6,186
Symbol Technologies, Inc. (Electronics)	1,440	24,912
Taser International Inc * (Electrical Components & Equipment)	288	9,098
Technitrol, Inc. * (Electronics)	192	3,494
Tektronix, Inc. (Electronics)	576	17,401
Teleflex, Inc. (Miscellaneous Manufacturing)	192	9,972
Temple-Inland, Inc. (Forest Products & Paper)	288	19,699
Terex Corp. * (Machinery-Construction & Mining)	288	13,723
Tetra Tech, Inc. * (Environmental Control)	288	4,821
Texas Industries, Inc. (Building Materials)	96	5,988
Textron, Inc. (Miscellaneous Manufacturing)	672	49,594
Thermo Electron Corp. * (Electronics)	960	28,982
Thomas & Betts Corp. * (Electronics)	384	11,808
Timken Co. (Metal Fabricate/Hardware)	480	12,490
Titan Corp. * (Aerospace/Defense)	480	7,776
Toro Co. (Housewares)	96	7,810
Total System Services (Software)	192	4,666
Trimble Navigation, Ltd. * (Electronics)	288	9,516
Trinity Industries, Inc. (Miscellaneous Manufacturing)	192	6,543
Tyco International, Ltd. (Miscellaneous Manufacturing)	11,808	422,017
Union Pacific Corp. (Transportation)	1,536	103,296
United Defense Industries, Inc. * (Aerospace/Defense)	288	13,608
United Parcel Service, Inc.—Class B (Transportation)	3,360	287,147
United Rentals, Inc. * (Commercial Services)	384	7,258
United Technologies Corp. (Aerospace/Defense)	2,976	307,571
USF Corp. (Transportation)	192	7,286
USG CORP. * (Building Materials)	192	7,732
Varian, Inc. * (Electronics)	192	7,874
Vishay Intertechnology, Inc. * (Electronics)	864	12,977
Vulcan Materials Co. (Building Materials)	480	26,213
Wabash National Corp. * (Auto Manufacturers)	192	5,171
Waste Connections, Inc. * (Environmental Control)	288	9,864

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	December 31, 2004

Common Stocks, continued

	Shares	Value

Waste Management, Inc. (Environmental Control)	3,360	$100,597
Waters Corp. * (Electronics)	672	31,443
WebMD Corp. * (Internet)	1,824	14,884
Werner Enterprises, Inc. (Transportation)	288	6,520
Yellow Roadway Corp. * (Transportation)	288	16,044
York International Corp. (Building Materials)	288	9,948

TOTAL COMMON STOCKS
(Cost $7,713,007)		9,468,444

Repurchase Agreements (0.1%)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $5,001 (Collateralized by $6,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $6,007)	$5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,000)		5,000

TOTAL INVESTMENT SECURITIES
(Cost $7,718,007)—100.2%		9,473,444
Net other assets (liabilities)—(0.2)%		(14,544)

NET ASSETS—100.0%		$9,458,900

*	Non-income producing security

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Aerospace/Defense	11.9%
Auto Manufacturers	1.3%
Building Materials	2.6%
Chemicals	0.3%
Commercial Services	4.2%
Computers	0.6%
Distribution/Wholesale	0.5%
Electric	0.2%
Electrical Components & Equipment	2.9%
Electronics	4.7%
Engineering & Construction	0.6%
Environmental Control	1.8%
Forest Products & Paper	0.9%
Hand/Machine Tools	0.1%
Household Products/Wares	0.7%
Housewares	0.1%
Internet	0.5%
Leisure Time	0.3%
Machinery-Construction & Mining	2.4%
Machinery-Diversified	2.6%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	41.9%
Packaging & Containers	1.8%
Retail	0.1%
Software	5.2%
Telecommunications	0.2%
Textiles	0.4%
Transportation	10.7%
Trucking & Leasing	0.1%
Other **	(0.1)%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $7,713,007)	$9,468,444
Repurchase agreements, at cost	5,000

Total Investments	9,473,444
Cash	892
Dividends receivable	25,019
Receivable for capital shares issued	471,015
Prepaid expenses	21

Total Assets	9,970,391

Liabilities:
Payable for investments purchased	493,343
Advisory fees payable	5,185
Management services fees payable	1,037
Administration fees payable	238
Administrative services fees payable	3,903
Distribution fees payable	1,952
Other accrued expenses	5,833

Total Liabilities	511,491

Net Assets	$9,458,900

Net Assets consist of:
Capital	$8,492,412
Accumulated net realized gains (losses) on investments	(788,949)
Net unrealized appreciation (depreciation) on investments	1,755,437

Net Assets	$9,458,900

Shares of Beneficial Interest Outstanding	285,847

Net Asset Value (offering and redemption price per share)	$33.09

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$206,428
Interest	221

Total Investment Income	206,649

Expenses:
Advisory fees	84,239
Management services fees	16,848
Administration fees	3,709
Transfer agency fees	3,801
Administrative service fees	56,193
Distribution fees	28,080
Custody fees	17,490
Fund accounting fees	5,913
Other fees	7,764

Total Gross Expenses before reductions	224,037
Less Expenses reduced by the Advisor	(1,646)

Total Net Expenses	222,391

Net Investment Income (Loss)	(15,742)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(24,185)
Change in net unrealized appreciation/depreciation on investments	923,613

Net Realized and Unrealized Gains (Losses) on Investments	899,428

Change in Net Assets Resulting from Operations	$883,686

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(15,742)	$(1,629)
Net realized gains (losses) on investments	(24,185)	478,907
Change in net unrealized appreciation/depreciation on investments	923,613	757,379

Change in net assets resulting from operations	883,686	1,234,657

Distributions to Shareholders From:
Net realized gains on investments	(635,419)	—

Change in net assets resulting from distributions	(635,419)	—

Capital Transactions:
Proceeds from shares issued	118,398,085	69,600,137
Dividends reinvested	635,419	—
Cost of shares redeemed	(121,574,016)	(60,217,978)

Change in net assets resulting from capital transactions	(2,540,512)	9,382,159

Change in net assets	(2,292,245)	10,616,816
Net Assets:
Beginning of period	11,751,145	1,134,329

End of period	$9,458,900	$11,751,145

Share Transactions:
Issued	3,715,642	2,481,593
Reinvested	19,857	—
Redeemed	(3,830,208)	(2,148,194)

Change in shares	(94,709)	333,399

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$30.88		$24.05		$30.00

Investment Activities:
Net investment income (loss)	(0.04	) (b)	(0.01	) (b)	(0.01	) (b)
Net realized and unrealized gains (losses) on investments	4.06		6.84		(5.94)

Total income (loss) from investment activities	4.02		6.83		(5.95)

Distributions to Shareholders From:
Net realized gains on investments	(1.81)		—		—

Net Asset Value, End of Period	$33.09		$30.88		$24.05

Total Return	13.22%		28.40%		(19.83	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.99%		2.25%		2.65%
Net expenses (d)	1.98%		1.98%		1.98%
Net investment income (loss) (d)	(0.14)%		(0.05)%		(0.08)%

Supplemental Data:
Net assets, end of period (000’s)	$9,459		$11,751		$1,134
Portfolio turnover rate (e)	1,159%		1,997%		906	% (c)

___________
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Internet

The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index. For the year ended December 31, 2004, the Fund had a total return of 21.26% 1, compared to a return of 24.02% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce—companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services—companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet.

High flying internet stocks continued their rebound from the bear market lows of 2001. The sector was one of the better performers in 2004 helped by the performance of a new index addition, Google. The demand for broadband and voice over internet protocol (VOIP) services were some of the bigger stories of the year in the industry. Internet Retailers such as Amazon and internet auctioneer Ebay continued to post strong growth in both the top and bottom lines.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Internet	21.26%	26.43%
Dow Jones Composite Internet Index	24.02%	30.42%
S&P 500 Index	10.88%	6.04%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Internet

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Internet seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Composite Internet Index.For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	95%

Total Exposure	95%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
Dow Jones Composite Internet - Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

Average Market Capitalization:	$3,048,359,545

PROFUNDS VP ProFund VP Internet	Schedule of Portfolio Investments December 31, 2004

Common Stocks (94.9%)
	Shares	Value

Agile Software Corp. * (Internet)	15,870	$129,658
Akamai Technologies, Inc. * (Internet)	39,146	510,072
Amazon.com, Inc. * (Internet)	97,336	4,311,010
Ameritrade Holding Corp.—Class A * (Diversified Financial Services)	94,691	1,346,506
Ariba, Inc. * (Internet)	20,630	342,458
Ask Jeeves, Inc. * (Internet)	19,044	509,427
Autobytel, Inc. * (Internet)	14,283	86,269
BEA Systems, Inc. * (Software)	128,018	1,134,239
Check Point Software Technologies, Ltd. * (Internet)	59,777	1,472,308
CheckFree Corp. * (Internet)	21,689	825,917
CMGI, Inc. * (Internet)	114,793	292,722
CNET Networks, Inc. * (Internet)	43,907	493,076
Digital Insight Corp. * (Internet)	11,109	204,406
Digital River, Inc. * (Internet)	10,580	440,234
DoubleClick, Inc. * (Internet)	39,146	304,556
E *TRADE Financial Corp. * (Diversified Financial Services)	121,141	1,811,058
EarthLink, Inc. * (Internet)	48,139	554,561
eBay, Inc. * (Internet)	33,856	3,936,775
Google, Inc. * (Internet)	9,367	1,808,768
Infospace, Inc. * (Internet)	9,522	452,771
InterActiveCorp * (Internet)	153,939	4,251,794
Internet Security Systems, Inc. * (Internet)	14,283	332,080
Interwoven, Inc. * (Internet)	12,167	132,377
J2 Global Communications, Inc. * (Internet)	7,935	273,758
Looksmart, Ltd. * (Internet)	31,740	69,511
Macromedia, Inc. * (Internet)	23,276	724,349
Monster Worldwide, Inc. * (Internet)	34,914	1,174,507
Overstock.com, Inc. * (Internet)	4,232	292,008
PRICELINE.COM, Inc. * (Internet)	7,935	187,187
RealNetworks, Inc. * (Internet)	37,030	245,139
Siebel Systems, Inc. * (Software)	149,707	1,571,924
Tibco Software, Inc. * (Internet)	57,132	762,141
United Online, Inc. * (Internet)	21,160	243,975
ValueClick, Inc. * (Internet)	26,450	352,579
Verisign, Inc. * (Internet)	84,640	2,837,133
Vignette Corp. * (Internet)	96,278	133,826
WebMD Corp. * (Internet)	103,155	841,745
webMethods, Inc. * (Internet)	17,986	129,679
Websense, Inc. * (Internet)	7,935	402,463
Yahoo!, Inc. * (Internet)	104,213	3,926,746

TOTAL COMMON STOCKS (Cost $30,705,085)		39,851,712

TOTAL INVESTMENT SECURITIES (Cost $30,705,085)—94.9%		$39,851,712
Net other assets (liabilities)—5.1%		2,143,462

NET ASSETS—100.0%		$41,995,174

*	Non-income producing security

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Diversified Financial Services	7.5%
Internet	81.0%
Software	6.4%
Other **	5.1%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Internet

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $30,705,085)	$39,851,712
Receivable for investments sold	2,525,821
Receivable for capital shares issued	1,320,447
Prepaid expenses	64

Total Assets	43,698,044

Liabilities:
Cash overdraft	33,198
Payable for capital shares redeemed	1,606,566
Advisory fees payable	26,137
Management services fees payable	5,227
Administration fees payable	894
Administrative services fees payable	14,659
Distribution fees payable	7,330
Other accrued expenses	8,859

Total Liabilities	1,702,870

Net Assets	$41,995,174

Net Assets consist of:
Capital	$36,838,304
Accumulated net realized gains (losses) on investments	(3,989,757)
Net unrealized appreciation (depreciation) on investments	9,146,627

Net Assets	$41,995,174

Shares of Beneficial Interest Outstanding	773,066

Net Asset Value (offering and redemption price per share)	$54.32

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Interest	$572

Expenses:
Advisory fees	143,869
Management services fees	28,774
Administration fees	6,303
Transfer agency fees	6,575
Administrative service fees	95,810
Distribution fees	47,875
Custody fees	13,081
Fund accounting fees	9,106
Other fees	13,448
Recoupment of prior expenses reimbursed by the Advisor	7,977

Total Expenses	372,818

Net Investment Income (Loss)	(372,246)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,826,198)
Change in net unrealized appreciation/depreciation on investments	2,632,963

Net Realized and Unrealized Gains (Losses) on Investments	806,765

Change in Net Assets Resulting from Operations	$434,519

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Internet

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(372,246)	$(348,969)
Net realized gains (losses) on investments	(1,826,198)	7,093,763
Change in net unrealized appreciation/depreciation on investments	2,632,963	2,458,324

Change in net assets resulting from operations	434,519	9,203,118

Distributions to Shareholders From:
Net realized gains on investments	(476,147)	(153,596)

Change in net assets resulting from distributions	(476,147)	(153,596)

Capital Transactions:
Proceeds from shares issued	198,577,628	130,566,391
Dividends reinvested	476,147	153,336
Cost of shares redeemed	(171,899,455)	(153,767,216)

Change in net assets resulting from capital transactions	27,154,320	(23,047,489)

Change in net assets	27,112,692	(13,997,967)
Net Assets:
Beginning of period	14,882,482	28,880,449

End of period	$41,995,174	$14,882,482

Share Transactions:
Issued	4,105,016	3,712,285
Reinvested	9,886	3,365
Redeemed	(3,666,735)	(4,502,093)

Change in shares	448,167	(786,443)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Internet

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$45.81		$25.99		$30.00

Investment Activities:
Net investment income (loss)	(0.93	) (b)	(0.75	) (b)	(0.35	) (b)
Net realized and unrealized gains (losses) on investments	10.53		21.02		(3.66)

Total income (loss) from investment activities	9.60		20.27		(4.01)

Distributions to Shareholders From:
Net realized gains on investments	(1.09)		(0.45)		—

Net Asset Value, End of Period	$54.32		$45.81		$25.99

Total Return	21.26%		77.99%		(13.37)	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.94%		2.01%		2.04%
Net expenses (d)	1.94%		1.98%		1.98%
Net investment income (loss) (d)	(1.94)%		(1.97)%		(1.97)%

Supplemental Data:
Net assets, end of period (000’s)	$41,995		$14,882		$28,880
Portfolio turnover rate (e)	949%		803%		505	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Oil & Gas

The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. For the year ended December 31, 2004, the Fund had a total return of 29.36% 1, compared to a return of 32.43% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Dow Jones U.S. Oil and Gas index performed very well in 2004 due to a variety of factors. Global demand for energy grew in 2004, led by sharp increases in demand in the United States and China. Combined with an oil supply that was often uncertain in 2004, oil futures soared above $50 per barrel into record territory. The ongoing conflict in Iraq along with terrorists’ attacks on foreign oilfields led to the uncertain supply. Oil companies enjoyed healthy profits amidst a boom in prices and were one of the top-performing sectors in 2004.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Oil & Gas	29.36%	9.48%	5.21%
Dow Jones U.S. Oil & Gas Index	32.43%	12.93%	8.51%
S&P 500 Index	10.88%	3.59%	(0.97)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S.Oil & Gas Index.For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

	Market Exposure
Investment Type		% of Net Assets

Equity Securities		88%
Swap Agreements		12%

Total Exposure		100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
Dow Jones U.S. Oil & Gas - Composition

The Dow Jones U.S. Oil & Gas Index is comprised of a single sector.

Average Market Capitalization:	$11,316,302,180

PROFUNDS VP ProFund VP Oil & Gas	Schedule of Portfolio Investments December 31, 2004

Common Stocks (88.3)
	Shares	Value

Amerada Hess Corp. (Oil & Gas)	7,350	$605,493
Anadarko Petroleum Corp. (Oil & Gas)	23,520	1,524,331
Apache Corp. (Oil & Gas)	30,135	1,523,927
Atwood Oceanics, Inc. * (Oil & Gas)	1,470	76,587
Baker Hughes, Inc. (Oil & Gas Services)	30,870	1,317,223
BJ Services Co. (Oil & Gas Services)	14,700	684,138
Burlington Resources, Inc. (Oil & Gas)	36,750	1,598,625
Cabot Oil & Gas Corp. (Oil & Gas)	2,940	130,095
Cal Dive International, Inc. * (Oil & Gas Services)	3,675	149,756
Chesapeake Energy Corp. (Oil & Gas)	24,990	412,335
ChevronTexaco Corp. (Oil & Gas)	198,450	10,420,610
Cimarex Energy Co. * (Oil & Gas)	3,675	139,283
ConocoPhillips (Oil & Gas)	58,065	5,041,784
Cooper Cameron Corp. * (Oil & Gas Services)	5,145	276,852
Core Laboratories N.V. * (Oil & Gas Services)	2,205	51,487
Denbury Resources, Inc. * (Oil & Gas)	5,145	141,230
Devon Energy Corp. (Oil & Gas)	42,630	1,659,160
Diamond Offshore Drilling, Inc. (Oil & Gas)	5,880	235,494
Dynegy, Inc.— Class A * (Pipelines)	25,725	118,850
El Paso Corp. (Pipelines)	57,330	596,232
Ensco International, Inc. (Oil & Gas)	13,965	443,249
EOG Resources, Inc. (Oil & Gas)	11,025	786,744
Exxon Mobil Corp. (Oil & Gas)	410,080	21,020,700
FMC Technologies, Inc. * (Oil & Gas Services)	5,880	189,336
Forest Oil Corp. * (Oil & Gas)	4,410	139,885
Global Industries, Ltd. * (Oil & Gas Services)	7,350	60,932
GlobalSantaFe Corp. (Oil & Gas)	17,640	584,060
Grant Prideco, Inc. * (Oil & Gas Services)	11,760	235,788
Grey Wolf, Inc. * (Oil & Gas)	16,170	85,216
Halliburton Co. (Oil & Gas Services)	41,160	1,615,117
Hanover Compressor Co. * (Oil & Gas Services)	6,615	93,470
Helmerich & Payne, Inc. (Oil & Gas)	4,410	150,116
Houston Exploration Co. * (Oil & Gas)	2,940	165,551
Input/Output, Inc. * (Oil & Gas Services)	6,615	58,477
Kerr-McGee Corp. (Oil & Gas)	11,760	679,610
Key Energy Group * (Oil & Gas Services)	12,495	147,441
Kinder Morgan, Inc. (Pipelines)	8,820	645,007
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,940	98,372
Marathon Oil Corp. (Oil & Gas)	32,340	1,216,307
Maverick Tube Corp. * (Oil & Gas Services)	3,675	111,353
McDermott International, Inc. * (Engineering & Construction)	5,145	94,462
Murphy Oil Corp. (Oil & Gas)	8,085	650,438
Nabors Industries, Ltd. * (Oil & Gas)	13,965	716,265
National-Oilwell, Inc. * (Oil & Gas Services)	8,085	285,320
Newfield Exploration Co. * (Oil & Gas)	5,880	347,214
Newpark Resources, Inc. * (Oil & Gas Services)	8,085	41,638
Noble Corp. * (Oil & Gas)	12,495	621,501
Noble Energy, Inc. (Oil & Gas)	5,145	317,241
Occidental Petroleum Corp. (Oil & Gas)	36,750	2,144,730
Oceaneering International, Inc. * (Oil & Gas Services)	2,205	82,291
Offshore Logistics, Inc. * (Transportation)	2,205	71,596
OGE Energy Corp. (Electric)	8,085	214,333
Parker Drilling Co. * (Oil & Gas)	8,820	34,663
Patina Oil & Gas Corp. (Oil & Gas)	5,880	220,500
Patterson-UTI Energy, Inc. (Oil & Gas)	15,435	300,211
Pioneer Natural Resources Co. (Oil & Gas)	13,229	464,338
Plains Exploration& Production Co. * (Oil & Gas)	7,350	191,100
Pogo Producing Co. (Oil & Gas)	5,145	249,481
Premcor, Inc. (Oil & Gas)	7,350	309,950
Pride International, Inc. * (Oil & Gas)	11,025	226,454
Rowan Companies, Inc. * (Oil & Gas)	10,290	266,511
Schlumberger, Ltd. (Oil & Gas Services)	55,125	3,690,618
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,470	78,498
Smith International, Inc. * (Oil & Gas Services)	9,555	519,888
Southwestern Energy Co. * (Oil & Gas)	3,675	186,286
Stone Energy Corp. * (Oil & Gas)	2,205	99,423
Sunoco, Inc. (Oil & Gas)	7,350	600,569
Superior Energy Services, Inc. * (Oil & Gas Services)	7,350	113,264
Tesoro Petroleum Corp. * (Oil & Gas)	5,880	187,337
Tidewater, Inc. (Oil & Gas Services)	5,145	183,213
Transocean Sedco Forex, Inc. * (Oil & Gas)	30,135	1,277,423
Unit Corp. * (Oil & Gas)	3,675	140,422
Unocal Corp. (Oil & Gas)	24,990	1,080,568
Valero Energy Corp. (Oil & Gas)	23,520	1,067,808
Varco International, Inc. * (Oil & Gas Services)	8,820	257,103
Veritas DGC, Inc. * (Oil & Gas Services)	2,940	65,885
Vintage Petroleum, Inc. (Oil & Gas)	5,145	116,740
Weatherford International, Ltd. * (Oil & Gas Services)	12,495	640,994
Western Gas Resources, Inc. (Pipelines)	5,145	150,491
Williams Companies, Inc. (Pipelines)	48,510	790,227
XTO Energy, Inc. (Oil & Gas)	24,255	858,142

TOTAL COMMON STOCKS (Cost $55,851,500)		75,185,359

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Oil & Gas	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
Value

TOTAL INVESTMENT SECURITIES (Cost $55,851,500)—88.3%	$75,185,359
Net other assets (liabilities)—11.7%	9,951,534

NET ASSETS—100.0%	$85,136,893

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 1/31/05 (Underlying notional amount at value $10,103,896)	101,039	$(2,217)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of December 31, 2004:
Electric	0.3%
Engineering & Construction	0.1%
Oil & Gas	72.1%
Oil & Gas Services	13.0%
Pipelines	2.7%
Transportation	0.1%
Other **	11.7%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Oil & Gas

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $55,851,500)	$75,185,359
Dividends and interest receivable	38,102
Receivable for investments sold	10,172,887
Receivable for capital shares issued	35,702
Prepaid expenses	212

Total Assets	85,432,262

Liabilities:
Cash overdraft	138,397
Payable for capital shares redeemed	428
Unrealized depreciation on swap agreements	2,217
Advisory fees payable	60,327
Management services fees payable	12,066
Administration fees payable	2,156
Administrative services fees payable	35,431
Distribution fees payable	17,814
Other accrued expenses	26,533

Total Liabilities	295,369

Net Assets	$85,136,893

Net Assets consist of:
Capital	$74,523,802
Accumulated net realized gains (losses) on investments	(8,718,551)
Net unrealized appreciation (depreciation) on investments	19,331,642

Net Assets	$85,136,893

Shares of Beneficial Interest Outstanding	2,324,374

Net Asset Value (offering and redemption price per share)	$36.63

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$1,357,218
Interest	4,534

Total Investment Income	1,361,752

Expenses:
Advisory fees	582,401
Management services fees	116,481
Administration fees	25,759
Transfer agency fees	26,486
Administrative service fees	387,647
Distribution fees	194,134
Custody fees	33,016
Fund accounting fees	36,124
Other fees	49,143
Recoupment of prior expenses reimbursed by the Advisor	38,528

Total Expenses	1,489,719

Net Investment Income (Loss)	(127,967)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,307,004
Net realized gains (losses) on swap contracts	73,925
Change in net unrealized appreciation/depreciation on investments	14,915,939

Net Realized and Unrealized Gains (Losses) on Investments	17,296,868

Change in Net Assets Resulting from Operations	$17,168,901

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(127,967)	$(7,707)
Net realized gains (losses) on investments	2,380,929	(84,945)
Change in net unrealized appreciation/depreciation on investments	14,915,939	3,609,243

Change in net assets resulting from operations	17,168,901	3,516,591

Distributions to Shareholders From:
Net realized gains on investments	(39,140)	—

Change in net assets resulting from distributions	(39,140)	—

Capital Transactions:
Proceeds from shares issued	338,147,323	154,516,738
Dividends reinvested	39,140	—
Cost of shares redeemed	(314,577,237)	(132,918,722)

Change in net assets resulting from capital transactions	23,609,226	21,598,016

Change in net assets	40,738,987	25,114,607
Net Assets:
Beginning of period	44,397,906	19,283,299

End of period	$85,136,893	$44,397,906

Share Transactions:
Issued	10,688,753	6,239,036
Reinvested	1,106	—
Redeemed	(9,932,497)	(5,504,219)

Change in shares	757,362	734,817

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$28.33		$23.17		$27.93		$30.00

Investment Activities:
Net investment income (loss)	(0.05	) (b)	(0.01	) (b)	(0.05	) (b)	—	(b), (c)
Net realized and unrealized gains (losses) on investments	8.37		5.17		(4.71)		(2.07)

Total income (loss) from investment activities	8.32		5.16		(4.76)		(2.07)

Distributions to Shareholders From:
Net realized gains on investments	(0.02)		—		—		—

Net Asset Value, End of Period	$36.63		$28.33		$23.17		$27.93

Total Return	29.36%		22.27%		(17.04)%		(6.90	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.92%		2.09%		2.16%		2.05%
Net expenses (e)	1.92%		1.98%		1.98%		2.05%
Net investment income (loss) (e)	(0.16)%		(0.05)%		(0.18)%		(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$85,137		$44,398		$19,283		$24,007
Portfolio turnover rate (f)	470%		1,091%		1,632%		1,169	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Pharmaceuticals

The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the year ended December 31, 2004, the Fund had a total return of -9.22% 1, compared to a return of -8.28% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index 3.

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription drugs such as birth control pills and vaccines, and over-the- counter drugs, such as aspirin and cold remedies, as well as companies engaged in contract drug research.

While the pharmaceutical industry continues to crank out blockbuster new drugs, some high profile drugs such as Merck’s Vioxx and Pfizer’s Celebrex were found to increase certain health risks. The resulting scrutiny from regulators and lawmakers, as well as potential legal risks, had a material negative impact on the sector. The result was weak performance and a dramatic underperformance relative to the broader market averages.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]
	1 Year	Since Inception (5/1/02)
ProFund VP Pharmaceuticals	(9.22)%	(6.76)%
Dow Jones U.S. Pharmaceuticals Index	(8.28)%	(4.79)%
S&P 500 Index	10.88%	6.04%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Pharmaceuticals

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	81%
Swap Agreements	18%

Total Exposure	99%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
Dow Jones U.S. Pharmaceuticals - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Average Market Capitalization:	$25,139,274,349

PROFUNDS VP ProFund VP Pharmaceuticals	Schedule of Portfolio Investments December 31, 2004

Common Stocks (81.2%)
	Shares	Value

Alkermes, Inc * (Pharmaceuticals)	1,476	$20,797
Allergan, Inc. (Pharmaceuticals)	2,132	172,841
Alpharma, Inc. (Pharmaceuticals)	656	11,119
American Pharmaceutical Partners, Inc * (Pharmaceuticals)	656	24,541
Barr Laboratories, Inc * (Pharmaceuticals)	1,476	67,217
Bristol-Myers Squibb Co. (Pharmaceuticals)	21,624	554,007
Cephalon, Inc * (Pharmaceuticals)	984	50,066
Eli Lilly & Co. (Pharmaceuticals)	9,880	560,690
Forest Laboratories, Inc * (Pharmaceuticals)	5,904	264,853
Hospira, Inc * (Pharmaceuticals)	2,460	82,410
Impax Laboratories, Inc * (Pharmaceuticals)	820	13,022
IVAX Corp * (Pharmaceuticals)	3,444	54,484
Johnson & Johnson (Healthcare - Products)	44,524	2,823,712
King Pharmaceuticals, Inc * (Pharmaceuticals)	3,936	48,806
Medicis Pharmaceutical Corp. (Pharmaceuticals)	820	28,790
Merck & Co., Inc. (Pharmaceuticals)	16,952	544,837
MGI Pharma, Inc * (Pharmaceuticals)	1,148	32,155
Mylan Laboratories, Inc. (Pharmaceuticals)	3,936	69,588
Noven Pharmaceuticals, Inc * (Pharmaceuticals)	328	5,596
Par Pharmaceutical Companies, Inc * (Pharmaceuticals)	492	20,359
Perrigo Co. (Pharmaceuticals)	984	16,994
Pfizer, Inc. (Pharmaceuticals)	105,424	2,834,852
Schering-Plough Corp. (Pharmaceuticals)	23,616	493,102
Sepracor, Inc * (Pharmaceuticals)	1,476	87,630
Taro Pharmaceutical Industries, Ltd * (Pharmaceuticals)	328	11,162
The Medicines Co * (Pharmaceuticals)	656	18,893
Valeant Pharmaceuticals International (Pharmaceuticals)	1,312	34,571
Watson Pharmaceuticals, Inc * (Pharmaceuticals)	1,804	59,189
Wyeth (Pharmaceuticals)	13,484	574,285

TOTAL COMMON STOCKS (Cost $8,478,695)		9,580,568

TOTAL INVESTMENT SECURITIES
(Cost $8,478,695)—81.2%		9,580,568
Net other assets (liabilities)—18.8%		2,222,147

NET ASSETS—100.0%		$11,802,715

* Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 1/3/05 (Underlying notional amount at value $2,146,350)	21,464	$(595)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Healthcare-Products		23.9%
Pharmaceuticals		57.3%
Other **		18.8%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Pharmaceuticals

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $8,478,695)	$9,580,568
Dividends and interest receivable	9,731
Receivable for investments sold	6,586,605
Receivable for capital shares issued	263,253
Prepaid expenses	40

Total Assets	16,440,197

Liabilities:
Cash overdraft	125,131
Payable for capital shares redeemed	4,486,226
Unrealized depreciation on swap agreements	595
Advisory fees payable	11,493
Management services fees payable	2,299
Administration fees payable	292
Administrative services fees payable	4,782
Distribution fees payable	2,391
Other accrued expenses	4,273

Total Liabilities	4,637,482

Net Assets	$11,802,715

Net Assets consist of:
Capital	$15,669,802
Accumulated net investment income (loss)	35,026
Accumulated net realized gains (losses) on investments	(5,003,391)
Net unrealized appreciation (depreciation) on investments	1,101,278

Net Assets	$11,802,715

Shares of Beneficial Interest Outstanding	501,368

Net Asset Value (offering and redemption price per share)	$23.54

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$251,073
Interest	908

Total Investment Income	251,981

Expenses:
Advisory fees	82,790
Management services fees	16,558
Administration fees	3,665
Transfer agency fees	3,803
Administrative service fees	55,125
Distribution fees	27,597
Custody fees	9,481
Fund accounting fees	5,331
Other fees	7,419
Recoupment of prior expenses reimbursed by the Advisor	5,186

Total Expenses	216,955

Net Investment Income (Loss)	35,026

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,909,807)
Net realized gains (losses) on swap agreements	35,033
Change in net unrealized appreciation/depreciation on investments	113,748

Net Realized and Unrealized Gains (Losses) on Investments	(1,761,026)

Change in Net Assets Resulting from Operations	$(1,726,000)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$35,026	$(23,602)
Net realized gains (losses) on investments	(1,874,774)	(2,262,536)
Change in net unrealized appreciation/depreciation on investments	113,748	730,940

Change in net assets resulting from operations	(1,726,000)	(1,555,198)

Distributions to Shareholders From:
Net realized gains on investments	—	(550,262)

Change in net assets resulting from distributions	—	(550,262)

Capital Transactions:
Proceeds from shares issued	104,926,205	129,550,308
Dividends reinvested	—	550,262
Cost of shares redeemed	(103,248,103)	(119,558,700)

Change in net assets resulting from capital transactions	1,678,102	10,541,870

Change in net assets	(47,898)	8,436,410
Net Assets:
Beginning of period	11,850,613	3,414,203

End of period	$11,802,715	$11,850,613

Accumulated net investment income (loss)	$35,026	$—

Share Transactions:
Issued	4,147,097	4,840,975
Reinvested	—	21,672
Redeemed	(4,102,720)	(4,537,140)

Change in shares	44,377	325,507

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Pharmaceuticals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004	For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$25.93	$25.96		$30.00

Investment Activities:
Net investment income (loss)	0.08 (b)	(0.09	) (b)	—	(b), (c)
Net realized and unrealized gains (losses) on investments	(2.47)	1.51	(d)	(4.04)

Total income (loss) from investment activities	(2.39)	1.42		(4.04)

Distributions to Shareholders From:
Net realized gains on investments	—	(1.45)		—

Net Asset Value, End of Period	$23.54	$25.93		$25.96

Total Return	(9.22)%	5.60%		(13.47	)% (e)

Ratios to Average Net Assets:
Gross expenses (f)	1.97%	2.06%		2.12%
Net expenses (f)	1.97%	1.98%		1.98%
Net investment income (loss) (f)	0.32%	(0.33)%		(0.02)%

Supplemental Data:
Net assets, end of period (000’s)	$11,803	$11,851		$3,414
Portfolio turnover rate (g)	1,223%	2,569%		1,709	% (e)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Precious Metals

The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index 1. For the year ended December 31, 2004, the Fund had a total return of -9.92% 2, compared to a return of -7.53% 3, 6 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index 4.

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. Prior to June 19, 2004, the Fund benchmarked Philadelphia Stock Exchange Gold & Silver Sector Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls.

Precious metals indexes fell sharply during the first four months of the year, but rebounded to end the year down slightly. The metals themselves set several pricing records throughout the course of the year. Platinum hit a 24-year high in April and gold registered its highest price since 1988 as the year drew to a close. However, a hostile takeover bid by Harmony to try to acquire Gold Fields sent both stocks tumbling amidst a bitter power struggle. In addition, Newmont Mining and Barrick Gold, two behemoths in the industry, both suffered through mediocre years due to a class-action lawsuit regarding mining-related pollution in Indonesia and disappointing year-over-year earnings, respectively. As a result, the index ended the year slightly down.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]
	1 Year	Since Inception (5/1/02)
ProFund VP Precious Metals	(9.92)%	8.09%
Philadelphia Stock Exchange Gold and Silver Sector Index/Dow Jones Precious Metals Index [6]	(7.53)%	12.09%
S&P 500 Index	10.88%	6.04%

1 Prior to June 18, 2004, the Precious Metals UltraSector ProFund sought daily investment results, that corresponded to the daily performance of the Philadelphia Stock Exchange Gold/Silver Index. The Philadelphia Stock Exchange Gold/Silver Index measures the performance of the gold and silver mining industry of the global equity market.
2 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
3 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
4 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
5 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.
6 The Philadelphia Stock Exchange Gold and Silver Index represents performance from May 1, 2002 to June 17, 2004 and the Dow Jones Precious Metals Index represents performance from June 18, 2004 to December 31, 2004.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Precious Metals

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Precious Metals Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	101%

Total Exposure	101%
____________ “Market Exposure” excludes any short-term investments and cash equivalents.
Dow Jones Precious Metals - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Average Market Capitalization:	$4,988,561,167

PROFUNDS VP ProFund VP Precious Metals	Schedule of Portfolio Investments December 31, 2004

U.S. Government Agency Obligations (60.6%)
	Principal Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$12,192,000	$12,191,323
Federal Home Loan Bank, 1.00%, 1/3/05	12,192,000	12,191,323
Federal National Mortgage Association, 1.00%, 1/3/05	12,192,000	12,191,322

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $36,573,968)		36,573,968

Repurchase Agreements (40.3%)
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $12,184,523 (Collateralized by $12,414,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $12,427,558) 12,183,000		12,183,000
UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $12,193,524 (Collateralized by $12,441,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $12,438,139)	12,192,000	12,192,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,375,000)		24,375,000

TOTAL INVESTMENT SECURITIES
(Cost $60,948,968)—100.9%		60,948,968
Net other assets (liabilities)—(0.9)%		(516,594)

NET ASSETS —100.0%		$60,432,374

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)

Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 1/25/05 (Underlying notional amount at value $61,133,346)	298,182	$37,433

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $36,573,968)	$36,573,968
Repurchase agreements, at cost	24,375,000

Total Investments	60,948,968
Cash	1,728
Segregated cash balances with custodian for swap agreements	181
Interest receivable	1,016
Unrealized appreciation on swap agreements	37,433
Prepaid expenses	295

Total Assets	60,989,621

Liabilities:
Payable for capital shares redeemed	450,007
Advisory fees payable	39,515
Management services fees payable	7,903
Administration fees payable	1,594
Administrative services fees payable	26,251
Distribution fees payable	13,140
Other accrued expenses	18,837

Total Liabilities	557,247

Net Assets	$60,432,374

Net Assets consist of:
Capital	$79,329,435
Accumulated net realized gains (losses) on investments	(18,934,494)
Net unrealized appreciation (depreciation) on investments	37,433

Net Assets	$60,432,374

Shares of Beneficial Interest Outstanding	1,854,619

Net Asset Value (offering and redemption price per share)	$32.58

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Interest	$770,024

Expenses:
Advisory fees	448,263
Management services fees	89,653
Administration fees	19,827
Transfer agency fees	20,587
Administrative service fees	298,865
Distribution fees	149,421
Custody fees	21,115
Fund accounting fees	27,510
Other fees	38,883
Recoupment of prior expenses reimbursed by the Advisor	742

Total Expenses	1,114,866

Net Investment Income (Loss)	(344,842)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	(13,372,742)
Change in net unrealized appreciation/depreciation on investments	935,928

Net Realized and Unrealized Gains (Losses) on Investments	(12,436,814)

Change in Net Assets Resulting from Operations	$(12,781,656)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(344,842)	$(395,143)
Net realized gains (losses) on investments	(13,372,742)	11,706,856
Change in net unrealized appreciation/depreciation on investments	935,928	199,326

Change in net assets resulting from operations	(12,781,656)	11,511,039

Distributions to Shareholders From:
Net realized gains on investments	(8,141,045)	—

Change in net assets resulting from distributions	(8,141,045)	—

Capital Transactions:
Proceeds from shares issued	386,229,944	267,629,406
Dividends reinvested	8,141,045	—
Cost of shares redeemed	(389,233,588)	(258,562,216)

Change in net assets resulting from capital transactions	5,137,401	9,067,190

Change in net assets	(15,785,300)	20,578,229
Net Assets:
Beginning of period	76,217,674	55,639,445

End of period	$60,432,374	$76,217,674

Share Transactions:
Issued	10,900,008	8,507,473
Reinvested	236,865	—
Redeemed	(11,141,593)	(8,538,349)

Change in shares	(4,720)	(30,876)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$40.99		$29.44		$30.00

Investment Activities:
Net investment income (loss)	(0.20	) (b)	(0.31	) (b)	(0.07	) (b)
Net realized and unrealized gains (losses) on investments	(3.64)		11.86		(0.49)

Total income (loss) from investment activities	(3.84)		11.55		(0.56)

Distributions to Shareholders From:
Net realized gains on investments	(4.57)		—		—

Net Asset Value, End of Period	$32.58		$40.99		$29.44

Total Return	(9.92)%		39.23%		(1.87	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.87%		1.98%		1.98%
Net expenses (d)	1.87%		1.97%		1.98%
Net investment income (loss) (d)	(0.58)%		(0.94)%		(0.40)%

Supplemental Data:
Net assets, end of period (000’s)	$60,432		$76,218		$55,639
Portfolio turnover rate (e)	—		—		—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Real Estate

The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. For the year ended December 31, 2004, the Fund had a total return of 27.20% 1, compared to a return of 31.22% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

The real estate market, including Real Estate Investment Trusts (REITs) and Real Estate management companies, enjoyed another good year in 2004. Continued low interest rates, an improving employment landscape, and the ongoing real estate boom all contributed greatly to the continued rise in the Real Estate Index, making this the fifth consecutive year that that index has finished in the black. The index was led this year by two of its top holdings, Host Marriott Corporation and Simon Property Group, posting gains of 41% and 47%, respectively.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]
	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Real Estate	27.20%	19.21%	16.86%
Dow Jones U.S. Real Estate Index	31.22%	23.01%	20.56%
S&P 500 Index	10.88%	3.59%	(0.97)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Real Estate

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Real Estate seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
Dow Jones U.S. Real Estate - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Average Market Capitalization:	$3,125,346,292

PROFUNDS VP ProFund VP Real Estate	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.9%)
	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	5,954	$443,097
AMB Property Corp. (REIT)	26,106	1,054,421
American Financial Realty Trust (REIT)	34,808	563,193
Annaly Mortgage Management, Inc. (REIT)	38,014	745,835
Apartment Investment and Management Co.—Class A (REIT)	29,770	1,147,336
Archstone-Smith Trust (REIT)	61,372	2,350,548
Arden Realty Group, Inc. (REIT)	20,610	777,409
Avalonbay Communities, Inc. (REIT)	22,442	1,689,883
Boston Properties, Inc. (REIT)	33,892	2,191,796
Brandywine Realty Trust (REIT)	16,946	498,043
BRE Properties, Inc.—Class A (REIT)	15,572	627,707
Camden Property Trust (REIT)	12,366	630,666
Capital Automotive (REIT)	13,740	488,114
Carr America Realty Corp. (REIT)	16,946	559,218
Catellus Development Corp. (REIT)	27,480	840,888
CBL & Associates Properties, Inc. (REIT)	9,160	699,366
Centerpoint Properties Corp. (REIT)	15,114	723,809
Colonial Properties Trust (REIT)	8,702	341,728
Cousins Properties, Inc. (REIT)	12,366	374,319
Crescent Real Estate Equities Co. (REIT)	31,144	568,689
CRT Properties, Inc. (REIT)	9,618	229,485
Developers Diversified Realty Corp. (REIT)	32,060	1,422,502
Duke-Weeks Realty Corp. (REIT)	44,884	1,532,340
Equity Inns, Inc. (REIT)	15,572	182,815
Equity Lifestyle Properties, Inc. (REIT)	6,412	229,229
Equity Office Properties Trust (REIT)	126,866	3,694,338
Equity Residential Properties Trust (REIT)	87,936	3,181,524
Essex Property Trust, Inc. (REIT)	6,412	537,326
Federal Realty Investment Trust (REIT)	16,488	851,605
FelCor Lodging Trust, Inc. * (REIT)	14,656	214,710
First Industrial Realty Trust, Inc. (REIT)	12,824	522,322
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	44,884	870,301
Gables Residential Trust. (REIT)	9,160	327,836
General Growth Properties, Inc. (REIT)	68,700	2,484,192
Glenborough Realty Trust, Inc. (REIT)	10,076	214,417
Health Care Property Investors, Inc. (REIT)	41,678	1,154,064
Health Care REIT, Inc. (REIT)	16,030	611,545
Healthcare Realty Trust, Inc. (REIT)	14,656	596,499
Highwoods Properties, Inc. (REIT)	16,946	469,404
Home Properties Of New York, Inc. (REIT)	10,534	452,962
Hospitality Properties Trust (REIT)	19,694	905,924
Host Marriott Corp. (REIT)	100,760	1,743,148
HRPT Properties Trust (REIT)	55,876	716,889
IMPAC Mortgage Holdings, Inc. (REIT)	23,358	529,526
iStar Financial, Inc. (REIT)	34,808	1,575,410
Kilroy Realty Corp. (REIT)	9,160	391,590
Kimco Realty Corp. (REIT)	29,770	1,726,362
Liberty Property Trust (REIT)	26,564	1,147,565
LNR Property Corp. (Real Estate)	6,412	403,379
Macerich Co. (REIT)	18,778	1,179,258
Mack-Cali Realty Corp. (REIT)	19,236	885,433
MeriStar Hospitality Corp * (REIT)	27,480	229,458
Mills Corp. (REIT)	16,946	1,080,477
Nationwide Health Properties, Inc. (REIT)	21,068	500,365
New Plan Excel Realty Trust, Inc. (REIT)	32,060	868,185
New Century Financial Corp. (REIT)	15,114	965,936
Novastar Financial, Inc. (REIT)	8,244	408,078
Pan Pacific Retail Properties (REIT)	12,824	804,065
Pennsylvania REIT (REIT)	10,534	450,855
Plum Creek Timber Company, Inc. (Forest Products & Paper)	57,708	2,218,295
Post Properties, Inc. (REIT)	12,366	431,573
Prentiss Properties Trust (REIT)	12,366	472,381
Prologis (REIT)	57,250	2,480,643
Public Storage, Inc. (REIT)	27,480	1,532,010
Rayonier, Inc. (Forest Products & Paper)	15,572	761,627
Realty Income Corp. (REIT)	12,366	625,472
Reckson Associates Realty Corp. (REIT)	25,190	826,484
Redwood Trust, Inc. (REIT)	7,328	454,996
Regency Centers Corp. (REIT)	19,236	1,065,674
Shurgard Storage Centers, Inc.—Class A (REIT)	14,656	645,011
Simon Property Group, Inc. (REIT)	69,616	4,502,067
SL Green Realty Corp. (REIT)	12,366	748,761
St. Joe Co. (Real Estate)	21,984	1,411,373
Taubman Centers, Inc. (REIT)	14,656	438,947
Thornburg Mortgage Asset Corp. (REIT)	26,106	756,030
Trizec Properties, Inc. (REIT)	28,854	545,918
United Dominion Realty Trust, Inc. (REIT)	41,678	1,033,614
Ventas, Inc. (REIT)	26,564	728,119
Vornado Realty Trust (REIT)	37,098	2,824,271
Washington REIT (REIT)	13,282	449,861
Weingarten Realty Investors (REIT)	25,190	1,010,119

TOTAL COMMON STOCKS
(Cost $61,028,797)		79,570,630

TOTAL INVESTMENT SECURITIES
(Cost $61,028,797)—99.9%		79,570,630
Net other assets (liabilities)—0.1%		97,724

NET ASSETS—100.0%		$79,668,354

* Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate	Schedule of Portfolio Investments December 31, 2004

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Diversified Financial Services	1.1%
Forest Products & Paper	3.7%
Real Estate	2.3%
Real Estate Investment Trust (REIT)	92.8%
Other **	0.1%

REIT Real Estate Investment Trust
** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $61,028,797)	$79,570,630
Dividends and interest receivable	426,731
Receivable for investments sold	5,904,868
Receivable for capital shares issued	692
Prepaid expenses	428

Total Assets	85,903,349

Liabilities:
Cash overdraft	331,103
Payable for capital shares redeemed	5,751,021
Advisory fees payable	60,598
Management services fees payable	12,120
Administration fees payable	2,169
Administrative services fees payable	35,590
Distribution fees payable	18,199
Other accrued expenses	24,195

Total Liabilities	6,234,995

Net Assets	$79,668,354

Net Assets consist of:
Capital	$71,701,846
Accumulated net investment income (loss)	152,846
Accumulated net realized gains (losses) on investments	(10,728,171)
Net unrealized appreciation (depreciation) on investments	18,541,833

Net Assets	$79,668,354

Shares of Beneficial Interest Outstanding	1,577,752

Net Asset Value (offering and redemption price per share)	$50.49

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$2,747,066
Interest	1,017

Total Investment Income	2,748,083

Expenses:
Advisory fees	481,129
Management services fees	96,227
Administration fees	21,243
Transfer agency fees	21,932
Administrative service fees	313,997
Distribution fees	160,376
Custody fees	30,086
Fund accounting fees	29,943
Other fees	43,112
Recoupment of prior expenses reimbursed by the Advisor	41,378

Total Expenses	1,239,423

Net Investment Income (Loss)	1,508,660

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,405,032)
Change in net unrealized appreciation/depreciation on investments	12,257,575

Net Realized and Unrealized Gains (Losses) on Investments	8,852,543

Change in Net Assets Resulting from Operations	$10,361,203

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$1,508,660	$743,288
Net realized gains (losses) on investments	(3,405,032)	773,332
Change in net unrealized appreciation/depreciation on investments	12,257,575	4,659,864

Change in net assets resulting from operations	10,361,203	6,176,484

Distributions to Shareholders From:
Net investment income	(1,254,556)	(460,558)
Net realized gains on investments	(554,378)	—
Return of capital	(152,845)	—

Change in net assets resulting from distributions	(1,961,779)	(460,558)

Capital Transactions:
Proceeds from shares issued	874,284,590	283,092,753
Dividends reinvested	1,961,779	460,558
Cost of shares redeemed	(844,590,808)	(270,576,155)

Change in net assets resulting from capital transactions	31,655,561	12,977,156

Change in net assets	40,054,985	18,693,082
Net Assets:
Beginning of period	39,613,369	20,920,287

End of period	$79,668,354	$39,613,369

Accumulated net investment income (loss)	$—	$611,505

Share Transactions:
Issued	19,934,976	7,969,841
Reinvested	44,452	13,038
Redeemed	(19,370,344)	(7,685,490)

Change in shares	609,084	297,389

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$40.89	$31.16	$32.72	$30.00

Investment Activities:
Net investment income (loss)	1.04 (b)	1.09 (b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	9.86	9.14	(1.34)	1.19

Total income (loss) from investment activities	10.90	10.23	0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.82)	(0.50)	(1.37)	—
Net realized gains on investments	(0.38)	—	—	—
Return of capital	(0.10)	—	(0.23)	—

Total distributions	(1.30)	(0.50)	(1.60)	—

Net Asset Value, End of Period	$50.49	$40.89	$31.16	$32.72

Total Return	27.20%	33.15%	0.02%	9.07	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.93%	2.02%	2.13%	1.99%
Net expenses (d)	1.93%	1.98%	1.98%	1.99%
Net investment income (loss) (d)	2.35%	3.08%	4.09%	5.01%

Supplemental Data:
Net assets, end of period (000’s)	$79,668	$39,613	$20,920	$39,414
Portfolio turnover rate (e)	1,184%	1,113%	1,163%	753	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Semiconductor

The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index. For the year ended December 31, 2004, the Fund had a total return of –23.54% 1, compared to a return of –21.35% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards.

The Semiconductor Index finished the year in the red, but it would have been much worse, if not for a strong recovery of some 18% from the lows hit in September. The index was dragged down by its largest holding, Intel Corp., which lost 27% on the year largely due to higher than expected inventory buildups, higher costs of goods sold, and falling profit margins. The lack of new and improved chips making it to market was also a contributor to the overall negativity experienced throughout this sector.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]
	1 Year	Since Inception 5/1/02)
ProFund VP Semiconductor	(23.54)%	(10.32)%
Dow Jones U.S. Semiconductor Index	(21.35)%	(7.67)%
S&P 500 Index	10.88%	6.04%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Semiconductor

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	86%
Swap Agreements	12%

Total Exposure	98%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductor - Composition

The Dow Jones U.S. Semiconductor Index is comprised of a single sector.

Average Market Capitalization:	$5,266,555,367

PROFUNDS VP ProFund VP Semiconductor	Schedule of Portfolio Investments December 31, 2004

Common Stocks (85.9%)
	Shares	Value

Actel Corp. * (Semiconductors)	634	$11,120
Advanced Micro Devices, Inc. * (Semiconductors)	9,193	202,430
Agere Systems, Inc.—Class A * (Semiconductors)	20,605	28,229
Agere Systems, Inc.—Class B * (Semiconductors)	23,141	31,240
Altera Corp. * (Semiconductors)	9,510	196,857
Amkor Technology, Inc. * (Semiconductors)	2,219	14,823
Analog Devices, Inc. (Semiconductors)	9,510	351,109
Applied Materials, Inc. * (Semiconductors)	43,112	737,215
Applied Micro Circuits Corp. * (Semiconductors)	7,925	33,364
Asyst Technologies, Inc. * (Semiconductors)	1,268	6,454
Atmel Corp. * (Semiconductors)	11,412	44,735
ATMI, Inc. * (Semiconductors)	951	21,426
Axcelis Technologies, Inc. * (Semiconductors)	2,536	20,618
Broadcom Corp. —Class A * (Semiconductors)	6,657	214,888
Brooks Automation, Inc. * (Semiconductors)	1,268	21,835
Cabot Microelectronics Corp. * (Chemicals)	634	25,392
Cirrus Logic, Inc. * (Semiconductors)	1,902	10,480
Cohu, Inc. (Semiconductors)	634	11,767
Conexant Systems, Inc. * (Semiconductors)	11,728	23,339
Credence Systems Corp. * (Semiconductors)	2,536	23,204
Cree Research, Inc. * (Semiconductors)	1,902	76,232
Cymer, Inc. * (Electronics)	951	28,093
Cypress Semiconductor Corp. * (Semiconductors)	3,170	37,184
DSP Group, Inc. * (Semiconductors)	634	14,157
DuPont Photomasks, Inc. * (Semiconductors)	317	8,372
ESS Technology, Inc. * (Semiconductors)	951	6,762
Exar Corp. * (Semiconductors)	951	13,495
Fairchild Semiconductor International, Inc. * (Semiconductors)	3,170	51,544
Freescale Semiconductor, Inc.—Class A * (Semiconductors)	3,170	56,489
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	6,657	122,223
Helix Technology Corp. (Semiconductors)	634	11,025
Integrated Circuit Systems, Inc. * (Semiconductors)	1,902	39,790
Integrated Device Technology, Inc. * (Semiconductors)	2,853	32,981
Intel Corp. (Semiconductors)	108,472	2,537,159
Interdigital Communications Corp. * (Telecommunications)	1,268	28,023
International Rectifier Corp. * (Semiconductors)	1,585	70,643
Intersil Corp. —Class A (Semiconductors)	3,487	58,372
KLA—Tencor Corp. * (Semiconductors)	5,072	236,254
Kopin Corp. * (Semiconductors)	1,902	7,361
Kulicke & Soffa Industries, Inc. * (Semiconductors)	1,268	10,930
Lam Research Corp. * (Semiconductors)	3,487	100,809
Lattice Semiconductor Corp. * (Semiconductors)	2,853	16,262
Linear Technology Corp. (Semiconductors)	7,925	307,173
LSI Logic Corp. * (Semiconductors)	9,827	53,852
LTX Corp. * (Semiconductors)	1,585	12,189
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	951	18,754
Marvell Technology Group, Ltd. * (Semiconductors)	4,755	168,660
Maxim Integrated Products, Inc. (Semiconductors)	8,242	349,378
Micrel, Inc. * (Semiconductors)	1,585	17,467
Microchip Technology, Inc. (Semiconductors)	5,389	143,671
Micron Technology, Inc. * (Semiconductors)	15,533	191,833
Mindspeed Technologies, Inc. * (Semiconductors)	2,536	7,050
Mykrolis Corp. * (Semiconductors)	951	13,476
National Semiconductor Corp. (Semiconductors)	9,193	165,014
Novellus Systems, Inc. * (Semiconductors)	3,487	97,252
NVIDIA Corp. * (Semiconductors)	4,121	97,091
OmniVision Technologies, Inc. * (Semiconductors)	1,585	29,085
Photronics, Inc. * (Semiconductors)	634	10,461
PMC-Sierra, Inc. * (Semiconductors)	4,438	49,928
Power Integrations, Inc. * (Semiconductors)	634	12,541
QLogic Corp. * (Semiconductors)	2,536	93,147
Rambus, Inc. * (Semiconductors)	2,536	58,328
RF Micro Devices, Inc. * (Telecommunications)	4,755	32,524
SanDisk Corp. * (Computers)	4,121	102,901
Semtech Corp. * (Semiconductors)	1,902	41,597
Silicon Image, Inc. * (Semiconductors)	1,902	31,307
Silicon Laboratories, Inc. * (Semiconductors)	951	33,580
Silicon Storage Technology, Inc. * (Computers)	2,219	13,203
Skyworks Solutions, Inc. * (Semiconductors)	4,121	38,861
Teradyne, Inc. * (Semiconductors)	5,072	86,579
Texas Instruments, Inc. (Semiconductors)	44,063	1,084,831
Transmeta Corp. * (Semiconductors)	4,438	7,234
TriQuint Semiconductor, Inc. * (Semiconductors)	3,487	15,517
Ultratech Stepper, Inc. * (Semiconductors)	634	11,951
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	951	35,044
Vitesse Semiconductor Corp. * (Semiconductors)	5,706	20,142
Xilinx, Inc. (Semiconductors)	8,876	263,173
Zoran Corp. * (Semiconductors)	951	11,013

TOTAL COMMON STOCKS
(Cost $7,186,773)		9,320,492

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (2.2%)
	Principal
	Amount	Value

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $224,031 (Collateralized by $249,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $249,272)	$244,000	$244,000

TOTAL REPURCHASE AGREEMENTS
(Cost $244,000)		244,000

TOTAL INVESTMENT SECURITIES
(Cost $7,430,773)—88.1%		9,564,492
Net other assets (liabilities)—11.9%		1,286,103

NET ASSETS—100.0%		$10,850,595

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 1/3/05 (Underlying notional amount at value $1,271,775)	12,718	$(199)

* Non-income producing security

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of December 31, 2004:
Chemicals		0.2%
Computers		1.2%
Electronics		0.3%
Semiconductors		83.6%
Telecommunications		0.6%
Other **		14.1%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investments securities, at value (cost $7,186,773)	$9,320,492
Repurchase agreements, at cost	244,000

Total Investments	9,564,492
Cash	610
Dividends and interest receivable	296
Receivable for capital shares issued	485,979
Receivable for investments sold	1,288,759
Prepaid expenses	40

Total Assets	11,340,176

Liabilities:
Payable for investments purchased	468,622
Unrealized depreciation on swap agreements	199
Advisory fees payable	6,545
Management services fees payable	1,309
Administration fees payable	291
Administrative services fees payable	4,785
Distribution fees payable	2,393
Other accrued expenses	5,437

Total Liabilities	489,581

Net Assets	$10,850,595

Net Assets consist of:
Capital	$12,973,732
Accumulated net realized gains (losses) on investments	(4,256,657)
Net unrealized appreciation (depreciation) on investments	2,133,520

Net Assets	$10,850,595

Shares of Beneficial Interest Outstanding	493,314

Net Asset Value (offering and redemption price per share)	$22.00

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$41,444
Interest	810

Total Investment Income	42,254

Expenses:
Advisory fees	80,060
Management services fees	16,012
Administration fees	3,542
Transfer agency fees	3,617
Administrative service fees	53,375
Distribution fees	26,687
Custody fees	16,049
Fund accounting fees	5,354
Other fees	8,049

Total Gross Expenses before reductions	212,745
Less Expenses reduced by the Advisor	(1,386)

Total Net Expenses	211,359

Net Investment Income (Loss)	(169,105)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	273,556
Net realized gains (losses) on futures contracts	(30,531)
Net realized gains (losses) on swap agreements	22,393
Change in net unrealized appreciation/depreciation on investments	(2,359,814)

Net Realized and Unrealized Gains (Losses) on Investments	(2,094,396)

Change in Net Assets Resulting from Operations	$(2,263,501)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(169,105)	$(221,326)
Net realized gains (losses) on investments	265,418	67,026
Change in net unrealized appreciation/depreciation on investments	(2,359,814)	4,432,258

Change in net assets resulting from operations	(2,263,501)	4,277,958

Distributions to Shareholders From:
Net realized gains on investments	(282,923)	—

Change in net assets resulting from distributions	(282,923)	—

Capital Transactions:
Proceeds from shares issued	130,800,064	163,290,583
Dividends reinvested	282,923	—
Cost of shares redeemed	(136,018,336)	(153,025,938)

Change in net assets resulting from capital transactions	(4,935,349)	10,264,645

Change in net assets	(7,481,773)	14,542,603
Net Assets:
Beginning of period	18,332,368	3,789,765

End of period	$10,850,595	$18,332,368

Share Transactions:
Issued	5,668,532	7,522,727
Reinvested	13,595	—
Redeemed	(5,813,644)	(7,141,102)

Change in shares	(131,517)	381,625

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$29.34		$15.58		$30.00

Investment Activities:
Net investment income (loss)	(0.39	) (b)	(0.41	) (b)	(0.24	) (b)
Net realized and unrealized gains (losses) on investments	(6.54)		14.17		(14.18)

Total income (loss) from investment activities	(6.93)		13.76		(14.42)

Distributions to Shareholders From:
Net realized gains on investments	(0.41)		—		—

Net Asset Value, End of Period	$22.00		$29.34		$15.58

Total Return	(23.54)%		88.32%		(48.07	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.99%		2.05%		2.33%
Net expenses (d)	1.98%		1.98%		1.98%
Net investment income (loss) (d)	(1.58)%		(1.72)%		(1.89)%

Supplemental Data:
Net assets, end of period (000’s)	$10,851		$18,332		$3,790
Portfolio turnover rate (e)	1,460%		1,364%		886	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Technology

The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. For the year ended December 31, 2004, the Fund had a total of –0.43% 1, compared to a return of 1.76% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Technology Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Technology Sector rallied in the forth quarter after a modest decline for most of the year. The sector was brought down by lackluster corporate technology spending and earnings that could not meet overly optimistic forecasts. The fourth quarter rally showed the resiliency of the sector and was helped by a good holiday selling season, highlighted by a strong growth in sales of personal and home digital media products.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]
	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Technology	(0.43)%	(4.82)%	(15.44)%
Dow Jones U.S. Technology Index	1.76%	(1.94)%	(12.93)%
S&P 500 Index	10.88%	3.59%	(0.97)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
 2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S.Technology Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology - Composition

The Dow Jones U.S. Technology Index is comprised of a single sector.

Average Market Capitalization:	$7,229,439,174

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2004

Common Stocks (100.0%)

	Shares	Value

3Com Corp. * (Telecommunications)	5,256	$21,918
Adaptec, Inc. * (Telecommunications)	1,314	9,973
ADC Telecommunications, Inc. * (Telecommunications)	10,512	28,172
Adobe Systems, Inc. (Software)	3,285	206,100
ADTRAN, Inc. (Telecommunications)	657	12,575
Advanced Micro Devices, Inc. * (Semiconductors)	4,599	101,270
Agere Systems, Inc.—Class A * (Semiconductors)	22,338	30,603
Akamai Technologies, Inc. * (Internet)	1,314	17,121
Altera Corp. * (Semiconductors)	4,599	95,199
Amdocs, Ltd. * (Telecommunications)	2,628	68,985
American Power Conversion Corp. (Electrical Components & Equipment)	2,628	56,239
American Tower Corp. * (Telecommunications)	3,285	60,444
Analog Devices, Inc. (Semiconductors)	5,256	194,052
Andrew Corp. * (Telecommunications)	1,971	26,865
Apple Computer, Inc. * (Computers)	5,256	338,486
Applied Materials, Inc. * (Semiconductors)	22,338	381,980
Applied Micro Circuits Corp. * (Semiconductors)	3,942	16,596
Ariba, Inc. * (Internet)	657	10,906
Ascential Software Corp. * (Software)	657	10,716
Ask Jeeves, Inc. * (Internet)	657	17,575
Atmel Corp. * (Semiconductors)	5,913	23,179
ATMI, Inc. * (Semiconductors)	657	14,802
Autodesk, Inc. (Software)	2,628	99,733
Avaya, Inc. * (Telecommunications)	5,256	90,403
Avocent Corp. * (Internet)	657	26,622
Axcelis Technologies, Inc. * (Semiconductors)	1,314	10,683
BEA Systems, Inc. * (Software)	5,256	46,568
BearingPoint, Inc. * (Commercial Services)	1,971	15,827
BMC Software, Inc. * (Software)	2,628	48,881
Borland Software Corp. * (Software)	1,314	15,348
Broadcom Corp.—Class A * (Semiconductors)	3,285	106,040
Brocade Communications Systems, Inc. * (Computers)	3,285	25,097
Brooks Automation, Inc. * (Semiconductors)	657	11,314
Cabot Microelectronics Corp. * (Chemicals)	657	26,313
CACI International, Inc.—Class A * (Computers)	657	44,761
Cadence Design Systems, Inc. * (Computers)	3,942	54,439
Cerner Corp. * (Software)	657	34,933
Check Point Software Technologies, Ltd. * (Internet)	2,628	64,728
CIENA Corp. * (Telecommunications)	7,227	24,138
Cisco Systems, Inc. * (Telecommunications)	89,352	1,724,494
Citrix Systems, Inc. * (Software)	1,971	48,349
Cognizant Technology Solutions Corp. * (Computers)	1,971	83,432
Computer Associates International, Inc. (Software)	5,913	183,658
Computer Sciences Corp. * (Computers)	2,628	148,140
Compuware Corp. * (Software)	4,599	29,756
Comverse Technology, Inc. * (Telecommunications)	2,628	64,255
Conexant Systems, Inc. * (Semiconductors)	5,913	11,767
Corning, Inc. * (Telecommunications)	18,396	216,521
Credence Systems Corp. * (Semiconductors)	1,314	12,023
Cree Research, Inc. * (Semiconductors)	657	26,333
Crown Castle International Corp. * (Telecommunications)	3,285	54,662
CSG Systems International, Inc. * (Software)	657	12,286
Cymer, Inc. * (Electronics)	657	19,408
Cypress Semiconductor Corp. * (Semiconductors)	1,971	23,120
Dell, Inc. * (Computers)	29,565	1,245,869
Diebold, Inc. (Computers)	657	36,615
Digital River, Inc. * (Internet)	657	27,338
DST Systems, Inc. * (Computers)	657	34,243
Dycom Industries, Inc. * (Engineering & Construction)	657	20,052
EarthLink, Inc. * (Internet)	1,971	22,706
Electronic Data Systems Corp. (Computers)	6,570	151,767
Electronics for Imaging, Inc. * (Computers)	657	11,438
EMC Corp. * (Computers)	32,193	478,710
Emulex Corp. * (Semiconductors)	1,314	22,128
F5 Networks, Inc. * (Internet)	657	32,009
Fair Isaac Corp. (Software)	657	24,099
Fairchild Semiconductor International, Inc. * (Semiconductors)	1,314	21,366
Filenet Corp. * (Software)	657	16,924
Foundry Networks, Inc. * (Telecommunications)	1,314	17,292
Freescale Semiconductor, Inc.—Class A * (Semiconductors)	5,256	93,662
Gateway, Inc. * (Computers)	3,285	19,743
Google, Inc. * (Internet)	657	126,867
Harris Corp. (Telecommunications)	657	40,596
Hewlett-Packard Co. (Computers)	36,135	757,751
Hutchinson Technology, Inc. * (Computers)	657	22,712
Hyperion Solutions Corp. * (Software)	657	30,629
IKON Office Solutions, Inc. (Office/Business Equipment)	1,971	22,785
Imation Corp. (Computers)	657	20,912
Infospace, Inc. * (Internet)	657	31,240
Ingram Micro, Inc.—Class A * (Distribution/Wholesale)	1,971	40,997

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2004

Common Stocks, continued

	Shares	Value

Insight Enterprises, Inc. * (Retail)	657	$13,482
Integrated Circuit Systems, Inc. * (Semiconductors)	657	13,744
Integrated Device Technology, Inc. * (Semiconductors)	1,314	15,190
Intel Corp. (Semiconductors)	84,753	1,982,372
Interdigital Communications Corp. * (Telecommunications)	657	14,520
Intergraph Corp. * (Computers)	657	17,693
International Business Machines Corp. (Computers)	22,995	2,266,848
International Rectifier Corp. * (Semiconductors)	657	29,282
Internet Security Systems, Inc. * (Internet)	657	15,275
Intersil Corp.—Class A (Semiconductors)	1,971	32,995
Intuit, Inc. * (Software)	2,628	115,658
Jack Henry & Associates, Inc. (Computers)	1,314	26,162
JDS Uniphase Corp. * (Telecommunications)	18,396	58,315
Juniper Networks, Inc. * (Telecommunications)	6,570	178,638
Keane, Inc. * (Software)	657	9,658
KLA-Tencor Corp. * (Semiconductors)	2,628	122,412
Kronos, Inc. * (Computers)	657	33,592
Lam Research Corp. * (Semiconductors)	1,971	56,982
Lexmark International Group, Inc. * (Computers)	1,971	167,535
Linear Technology Corp. (Semiconductors)	3,942	152,792
LSI Logic Corp. * (Semiconductors)	5,256	28,803
Lucent Technologies, Inc. * (Telecommunications)	57,159	214,918
Macromedia, Inc. * (Internet)	657	20,446
Macrovision Corp. * (Entertainment)	657	16,898
Marvell Technology Group, Ltd. * (Semiconductors)	2,628	93,215
Maxim Integrated Products, Inc. (Semiconductors)	4,599	194,952
Maxtor Corp. * (Computers)	3,285	17,411
McAfee, Inc. * (Internet)	1,971	57,021
Mentor Graphics Corp. * (Computers)	1,314	20,091
Mercury Interactive Corp. * (Software)	1,314	59,853
Microchip Technology, Inc. (Semiconductors)	2,628	70,062
Micron Technology, Inc. * (Semiconductors)	7,884	97,367
Microsoft Corp. (Software)	128,115	3,421,951
Motorola, Inc. (Telecommunications)	30,879	531,119
National Instruments Corp. (Computers)	657	17,903
National Semiconductor Corp. (Semiconductors)	4,599	82,552
NCR Corp. * (Computers)	1,314	90,968
Network Appliance, Inc. * (Computers)	4,599	152,779
Novell, Inc. * (Software)	5,256	35,478
Novellus Systems, Inc. * (Semiconductors)	1,971	54,971
NVIDIA Corp. * (Semiconductors)	1,971	46,437
OmniVision Technologies, Inc. * (Semiconductors)	657	12,056
Openwave Systems, Inc. * (Internet)	657	10,157
Oracle Corp. * (Software)	52,560	721,122
PalmOne, Inc. * (Computers)	657	20,728
Parametric Technology Corp. * (Software)	3,285	19,349
Perot Systems Corp.—Class A * (Computers)	1,314	21,063
Pitney Bowes, Inc. (Office/Business Equipment)	3,285	152,030
Plantronics, Inc. (Telecommunications)	657	27,246
PMC-Sierra, Inc. * (Semiconductors)	2,628	29,565
Polycom, Inc. * (Telecommunications)	1,314	30,642
QLogic Corp. * (Semiconductors)	1,314	48,263
Qualcomm, Inc. (Telecommunications)	21,681	919,274
Quest Software, Inc. * (Software)	657	10,479
Rambus, Inc. * (Semiconductors)	1,314	30,222
RealNetworks, Inc. * (Internet)	1,314	8,699
Red Hat, Inc. * (Software)	2,628	35,084
Reynolds & Reynolds Co. (Computers)	657	17,417
RF Micro Devices, Inc. * (Telecommunications)	2,628	17,976
RSA Security, Inc. * (Internet)	657	13,179
SanDisk Corp. * (Computers)	1,971	49,216
Scientific-Atlanta, Inc. (Telecommunications)	1,971	65,063
Seagate Technology Common (Computers)	2,628	45,386
Semtech Corp. * (Semiconductors)	657	14,369
Siebel Systems, Inc. * (Software)	5,913	62,087
Silicon Image, Inc. * (Semiconductors)	1,314	21,628
Silicon Laboratories, Inc. * (Semiconductors)	657	23,199
Skyworks Solutions, Inc. * (Semiconductors)	1,971	18,587
SpectraSite, Inc. * (Telecommunications)	657	38,040
Storage Technology Corp. * (Computers)	1,314	41,536
Sun Microsystems, Inc. * (Computers)	44,019	236,822
SunGard Data Systems, Inc. * (Computers)	3,942	111,677
Sybase, Inc. * (Software)	1,314	26,214
Symantec Corp. * (Internet)	8,541	220,016
Synopsys, Inc. * (Computers)	1,971	38,671
Tech Data Corp. * (Distribution/Wholesale)	657	29,828
Tekelec * (Telecommunications)	657	13,429
Tellabs, Inc. * (Telecommunications)	5,913	50,793
Teradyne, Inc. * (Semiconductors)	2,628	44,860
Texas Instruments, Inc. (Semiconductors)	22,995	566,136
Tibco Software, Inc. * (Internet)	1,971	26,293
Unisys Corp. * (Computers)	4,599	46,818
United Stationers, Inc. * (Distribution/Wholesale)	657	30,353
Unova, Inc. * (Machinery-Diversified)	657	16,616
UTStarcom, Inc. * (Telecommunications)	1,314	29,105
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	657	24,210
VeriSign, Inc. * (Internet)	3,285	110,113
Veritas Software Corp. * (Software)	5,913	168,816
Vitesse Semiconductor Corp. * (Semiconductors)	2,628	9,277
Western Digital Corp. * (Computers)	2,628	28,488
Wind River Systems, Inc. * (Software)	1,314	17,805
Xerox Corp. * (Office/Business Equipment)	12,483	212,335
Xilinx, Inc. (Semiconductors)	4,599	136,360
Yahoo!, Inc. * (Internet)	15,111	569,383
Zebra Technologies Corp. * (Machinery-Diversified)	657	36,975

TOTAL COMMON STOCKS
(Cost $17,234,631)		24,491,633

Repurchase Agreements (0.1%)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $64,008 (Collateralized by $66,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $65,978)	$64,000	64,000

TOTAL REPURCHASE AGREEMENTS
(Cost $64,000)		64,000

TOTAL INVESTMENT SECURITIES
(Cost $17,298,631)—100.3%		24,555,633
Net other assets (liabilities)—(0.3)%		(79,201)

NET ASSETS—100.0%		$24,476,432

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2004

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of December 31 2004:

Chemicals	0.1%
Commercial Services	0.1%
Computers	28.3%
Distribution/Wholesale	0.4%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	5.8%
Machinery-Diversified	0.2%
Office/Business Equipment	1.6%
Retail	0.1%
Semiconductors	21.4%
Software	22.5%
Telecommunications	19.0%

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value
(cost $17,234,631)	$24,491,633
Repurchase agreements, at cost	64,000

Total Investments	24,555,633
Cash	541
Dividends and interest receivable	7,607
Receivable for capital shares issued	712
Prepaid expenses	94

Total Assets	24,564,587

Liabilities:
Payable for capital shares redeemed	33,297
Advisory fees payable	21,782
Management services fees payable	4,356
Administration fees payable	738
Administrative services fees payable	10,074
Distribution fees payable	7,994
Other accrued expenses	9,914

Total Liabilities	88,155

Net Assets	$24,476,432

Net Assets consist of:
Capital	$30,246,570
Accumulated net investment income (loss)	97,825
Accumulated net realized gains (losses) on investments	(13,124,965)
Net unrealized appreciation (depreciation) on investments	7,257,002

Net Assets	$24,476,432

Shares of Beneficial Interest Outstanding	1,599,715

Net Asset Value (offering and redemption price per share)	$15.30

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$554,246
Interest	599

Total Investment Income	554,845

Expenses:
Advisory fees	183,318
Management services fees	36,664
Administration fees	8,108
Transfer agency fees	8,486
Administrative service fees	93,254
Distribution fees	61,106
Custody fees	19,432
Fund accounting fees	12,119
Other fees	17,843

Recoupment of prior expenses reimbursed by the Advisor	16,690

Total Expenses	457,020

Net Investment Income (Loss)	97,825

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	178,869
Change in net unrealized appreciation/depreciation on investments	(142,270)

Net Realized and Unrealized Gains (Losses) on Investments	36,599

Change in Net Assets Resulting from Operations	$134,424

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$97,825	$(305,285)
Net realized gains (losses) on investments	178,869	(1,409,803)
Change in net unrealized appreciation/depreciation on investments	(142,270)	6,652,164

Change in net assets resulting from operations	134,424	4,937,076

Distributions to Shareholders From:
Net realized gains on investments	(338,531)	—

Change in net assets resulting from distributions	(338,531)	—

Capital Transactions:
Proceeds from shares issued	116,684,220	143,341,240
Dividends reinvested	338,531	—
Cost of shares redeemed	(122,973,022)	(132,918,727)

Change in net assets resulting from capital transactions	(5,950,271)	10,422,513

Change in net assets	(6,154,378)	15,359,589
Net Assets:
Beginning of period	30,630,810	15,271,221

End of period	$24,476,432	$30,630,810

Accumulated net investment income (loss)	$97,825	$—

Share Transactions:
Issued	7,932,305	10,994,361
Reinvested	23,476	—
Redeemed	(8,324,595)	(10,458,167)

Change in shares	(368,814)	536,194

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period Jan. 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$15.56		$10.66		$17.97		$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	(0.20	) (b)	(0.24	) (b)	(0.34	) (b)
Net realized and unrealized gains (losses)
on investments	(0.14	) (c)	5.10		(7.07)		(11.69)

Total income (loss) from investment activities	(0.08)		4.90		(7.31)		(12.03)

Distributions to Shareholders From:
Net realized gains on investments	(0.18)		—		—		—

Net Asset Value, End of Period	$15.30		$15.56		$10.66		$17.97

Total Return	(0.43)%		45.97%		(40.68)%		(40.10	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.87%		1.93%		2.27%		2.10%
Net expenses (e)	1.87%		1.93%		1.98%		2.10%
Net investment income (loss) (e)	0.40%		(1.47)%		(1.77)%		(1.91)%

Supplemental Data:
Net assets, end of period (000’s)	$24,476		$30,631		$15,271		$15,410
Portfolio turnover rate (f)	497%		702%		1,208%		2,548	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition.The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Telecommunications

The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index. For the year ended December 31, 2004, the Fund had a total return of 15.56% 1, compared to a return of 18.70% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have a similar daily return characteristics as the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies.

The telecomm industry rebounded in 2004, capitalizing on an improving economy. After four years of modest growth and watching telecomm companies stumble through layoffs and bankruptcies, investors came storming back. The growth of the industry was fueled by increased broadband Internet access, and the ability of these firms to provide a much broader range of services, including Internet and Voice Over Internet Protocol (VOIP.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Telecommunications	15.56%	(9.71)%	(14.91)%
Dow Jones U.S. Telecommunications Index	18.70%	(5.88)%	(11.12)%
S&P 500 Index	10.88%	3.59%	(0.97)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Telecommunications

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	77%
Swap Agreements	22%

Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Telecommunications - Composition

The Dow Jones U.S. Telecommunications Index is comprised of a single sector.

Average Market Capitalization:	$17,640,412,472

PROFUNDS VP ProFund VP Telecommunications	Schedule of Portfolio Investments December 31, 2004

Common Stocks (76.9%)
	Shares	Value

Alltel Corp. (Telecommunications)	13,944	$819,349
AT&T Corp. (Telecommunications)	35,856	683,415
BellSouth Corp. (Telecommunications)	83,664	2,325,023
CenturyTel, Inc. (Telecommunications)	5,976	211,969
Cincinnati Bell, Inc. * (Telecommunications)	10,956	45,467
Citizens Communications Co. (Telecommunications)	13,446	185,420
IDT Corp. * (Telecommunications)	996	14,621
IDT Corp.—Class B * (Telecommunications)	1,992	30,836
Leucadia National Corp. (Holding Companies-Diversified)	1,992	138,404
Level 3 Communications, Inc. * (Telecommunications)	28,386	96,229
MCI, Inc. (Telecommunications)	11,454	230,913
Nextel Communications, Inc.—Class A * (Telecommunications)	26,902	807,060
Nextel Partners, Inc.—Class A * (Telecommunications)	1,992	38,924
NII Holdings, Inc.—Class B * (Telecommunications)	2,490	118,151
NTL, Inc. * (Telecommunications)	2,988	218,004
Qwest Communications International, Inc. * (Telecommunications)	66,732	296,290
SBC Communications, Inc. (Telecommunications)	126,492	3,259,699
Sprint Corp. (Telecommunications)	32,868	816,770
Telephone & Data Systems, Inc. (Telecommunications)	2,490	191,606
US Cellular Corp. * (Telecommunications)	498	22,290
Verizon Communications, Inc. (Telecommunications)	76,692	3,106,793
Western Wireless Corp.—Class A * (Telecommunications)	3,486	102,140

TOTAL COMMON STOCKS
(Cost $11,332,693)		13,759,373

Repurchase Agreements (0.3%)
	Principal
	Amount	Value

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $50,006 (Collateralized by $52,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $51,982)	$50,000	$50,000

TOTAL REPURCHASE AGREEMENTS
(Cost $50,000)		50,000

TOTAL INVESTMENT SECURITIES
(Cost $11,382,693)—77.2%		13,809,373
Net other assets (liabilities)—22.8%		4,084,550

NET ASSETS —100.0%		$17,893,923

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 1/24/05 (Underlying notional amount at value $3,947,233)	39,472	$(1,280)

* Non-income producing security

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Holding Companies-Diversified		0.8%
Telecommunications		76.1%
Other **		23.1%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $11,332,693)	$13,759,373
Repurchase agreements, at cost	50,000

Total Investments	13,809,373
Dividends and interest receivable	18,146
Receivable for investments sold	3,948,748
Receivable for capital shares issued	164,858
Prepaid expenses	68

Total Assets	17,941,193

Liabilities:
Cash overdraft	3,361
Unrealized depreciation on swap agreements	1,280
Advisory fees payable	18,669
Management services fees payable	3,734
Administration fees payable	555
Administrative services fees payable	9,110
Distribution fees payable	4,614
Other accrued expenses	5,947

Total Liabilities	47,270

Net Assets	$17,893,923

Net Assets consist of:
Capital	$19,888,156
Accumulated net investment income (loss)	217,426
Accumulated net realized gains (losses) on investments	(4,637,059)
Net unrealized appreciation (depreciation) on investments	2,425,400

Net Assets	$17,893,923

Shares of Beneficial Interest Outstanding	1,173,657

Net Asset Value (offering and redemption price per share)	$15.25

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$515,439
Interest	1,102

Total Investment Income	516,541

Expenses:
Advisory fees	115,035
Management services fees	23,007
Administration fees	5,084
Transfer agency fees	5,243
Administrative service fees	76,421
Distribution fees	38,345
Custody fees	8,627
Fund accounting fees	7,170
Other fees	10,176
Recoupment of prior expenses reimbursed by the Advisor	10,007

Total Expenses	299,115

Net Investment Income (Loss)	217,426

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(187,361)
Net realized gains (losses) on swap agreements	49,864
Change in net unrealized appreciation/depreciation on investments	1,453,949

Net Realized and Unrealized Gains (Losses) on Investments	1,316,452

Change in Net Assets Resulting from Operations	$1,533,878

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$217,426	$165,601
Net realized gains (losses) on investments	(137,497)	(892,077)
Change in net unrealized appreciation/depreciation on investments	1,453,949	(157,393)

Change in net assets resulting from operations	1,533,878	(883,869)

Distributions to Shareholders From:
Net investment income	(165,601)	—
Net realized gains on investments	(589,766)	—

Change in net assets resulting from distributions	(755,367)	—

Capital Transactions:
Proceeds from shares issued	125,564,895	84,049,515
Dividends reinvested	755,367	—
Cost of shares redeemed	(116,693,298)	(92,472,931)

Change in net assets resulting from capital transactions	9,626,964	(8,423,416)

Change in net assets	10,405,475	(9,307,285)
Net Assets:
Beginning of period	7,488,448	16,795,733

End of period	$17,893,923	$7,488,448

Accumulated net investment income (loss)	$217,426	$165,601

Share Transactions:
Issued	8,563,761	6,502,112
Reinvested	50,696	—
Redeemed	(7,985,937)	(7,209,075)

Change in shares	628,520	(706,963)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002		For the period Jan. 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$13.74	$13.41	$21.57		$30.00

Investment Activities:
Net investment income (loss)	0.21 (b)	0.31 (b)	(0.10	) (b)	(0.28	) (b)
Net realized and unrealized gains (losses) on investments	1.91	0.02 (c)	(8.06)		(8.15)

Total income (loss) from investment activities	2.12	0.33	(8.16)		(8.43)

Distribution to Shareholders From:
Net investment income	(0.13)	—	—		—
Net realized gains on investments	(0.48)	—	—		—

Total distributions	(0.61)	—	—		—

Net Asset Value, End of Period	$15.25	$13.74	$13.41		$21.57

Total Return	15.56%	2.46%	(37.83)%		(28.10	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.95%	2.06%	2.19%		2.17%
Net expenses (e)	1.95%	1.97%	1.98%		2.17%
Net investment income (loss) (e)	1.42%	2.40%	(0.72)%		(1.27)%

Supplemental Data:
Net assets, end of period (000’s)	$17,894	$7,488	$16,796		$4,150
Portfolio turnover rate (f)	1,048%	1,508%	1,290%		2,830	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Utilities

The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index. For the year ended December 31, 2004, the Fund had a total return of 21.07% 1, compared to a return of 24.04% 2 of the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. UtilitiesIndex measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

The utilities industry had another good year in 2004 due to the rising demand for energy. Domestic disasters such as various hurricanes in Florida allowed several utilities companies to take advantage of the increased demand for power. This marked the second consecutive positive year, as the sector recovered from several scandals from previous years, including Enron, and the California energy crisis.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Utilities	21.07%	3.78%	(2.10)%
Dow Jones U.S. Utilities Index	24.04%	6.89%	0.76%
S&P 500 Index	10.88%	3.59%	(0.97)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
 2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP ProFund VP Utilities

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Utilities seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Utilities Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	102%

Total Exposure	102%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities - Composition

The Dow Jones U.S. Utilities Index is comprised of a single sector.

Average Market Capitalization:	$5,731,774,932

PROFUNDS VP ProFund VP Utilities	Schedule of Portfolio Investments December 31, 2004

Common Stocks (101.7%)
	Shares	Value

AES Corp. * (Electric)	81,650	$1,116,156
AGL Resources, Inc. (Gas)	9,200	305,808
Allegheny Energy, Inc. * (Electric)	16,100	317,331
ALLETE, Inc. (Electric)	3,450	126,788
Alliant Energy Corp. (Electric)	14,375	411,125
Ameren Corp. (Electric)	24,725	1,239,712
American Electric Power, Inc. (Electric)	50,025	1,717,858
Aqua America, Inc. (Water)	12,075	296,924
Aquila, Inc. * (Electric)	29,900	110,331
Atmos Energy Corp. (Gas)	9,775	267,346
Avista Corp. (Electric)	6,325	111,763
Black Hills Corp. (Electric)	4,025	123,487
Calpine Corp. * (Electric)	56,350	222,019
CenterPoint Energy, Inc. (Electric)	34,500	389,850
Cinergy Corp. (Electric)	21,275	885,678
CLECO Corp. (Electric)	6,325	128,145
CMS Energy Corp. * (Electric)	24,150	252,368
Consolidated Edison, Inc. (Electric)	30,475	1,333,281
Constellation Energy Group, Inc. (Electric)	22,425	980,197
Dominion Resources, Inc. (Electric)	43,125	2,921,287
DPL, Inc. (Electric)	14,950	375,395
DTE Energy Co. (Electric)	21,850	942,391
Duke Energy Corp. (Electric)	118,450	3,000,338
Duquesne Light Holdings, Inc. (Electric)	9,775	184,259
Edison International (Electric)	37,950	1,215,539
El Paso Electric Co. * (Electric)	5,750	108,905
Energen Corp. (Gas)	4,025	237,274
Energy East Corp. (Electric)	18,400	490,912
Entergy Corp. (Electric)	28,750	1,943,212
Equitable Resources, Inc. (Pipelines)	7,475	453,434
Exelon Corp. (Electric)	83,375	3,674,335
FirstEnergy Corp. (Electric)	41,400	1,635,713
FPL Group, Inc. (Electric)	21,275	1,590,306
Great Plains Energy, Inc. (Electric)	9,200	278,576
Hawaiian Electric Industries, Inc. (Electric)	10,350	301,703
IDACORP, Inc. (Electric)	4,600	140,622
KeySpan Corp. (Gas)	20,125	793,931
National Fuel Gas Co. (Pipelines)	9,775	277,024
New Jersey Resources Corp. (Gas)	3,450	149,523
NICOR, Inc. (Gas)	5,750	212,405
NiSource, Inc. (Electric)	33,350	759,713
Northeast Utilities System (Electric)	16,100	303,485
Northwest Natural Gas Co. (Gas)	3,450	116,403
NRG Energy, Inc. * (Electric)	10,350	373,118
NSTAR (Electric)	6,900	374,532
ONEOK, Inc. (Gas)	12,075	343,172
Peoples Energy Corp. (Gas)	4,600	202,170
Pepco Holdings, Inc. (Electric)	23,575	502,619
PG&E Corp. * (Electric)	50,600	1,683,967
Piedmont Natural Gas Company, Inc. (Gas)	9,200	213,808
Pinnacle West Capital Corp. (Electric)	11,500	510,715
PNM Resources, Inc. (Electric)	6,900	174,501
PPL Corp. (Electric)	24,150	1,286,712
Progress Energy, Inc. (Electric)	31,050	1,404,702
Public Service Enterprise Group, Inc. (Electric)	29,900	1,547,923
Puget Energy, Inc. (Electric)	12,650	312,455
Questar Corp. (Pipelines)	10,350	527,435
Reliant Resources, Inc. * (Electric)	37,950	518,018
SCANA Corp. (Electric)	12,650	498,410
Sempra Energy (Gas)	25,875	949,095
Sierra Pacific Resources * (Electric)	14,950	156,975
Southern Co. (Electric)	93,150	3,122,387
Southern Union Co. * (Gas)	9,200	220,616
TECO Energy, Inc. (Electric)	23,575	361,641
TXU Corp. (Electric)	37,375	2,412,929
UGI Corp. (Gas)	6,325	258,756
Unisource Energy Corp. (Electric)	4,025	97,043
Vectren Corp. (Gas)	9,775	261,970
Westar Energy, Inc. (Electric)	10,925	249,855
WGL Holdings, Inc. (Gas)	6,325	195,063
Wisconsin Energy Corp. (Electric)	14,950	503,965
WPS Resources Corp. (Electric)	4,600	229,816
Xcel Energy, Inc. (Electric)	50,600	920,920

TOTAL COMMON STOCKS
(Cost $41,251,790)		52,858,140

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements NM
	Principal
	Amount	Value

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $3,000 (Collateralized by $4,000 Federal National Mortgage Association, 3.37%, 10/5/07, market value $3,622)	$3,000	$3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,000)		3,000

TOTAL INVESTMENT SECURITIES
(Cost $41,254,790)—101.7%		52,861,140
Net other assets (liabilities)—(1.7)%		(897,195)

NET ASSETS—100.0%		$51,963,945

* Non-income producing security
NM Not meaningful, amount is less than 0.05%.

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Electric	89.6%
Gas	9.1%
Pipelines	2.4%
Water	0.6%
Other **	(1.7)%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $41,251,790)	$52,858,140
Repurchase agreements, at cost	3,000

Total Investments	52,861,140
Cash	385
Dividends and interest receivable	104,652
Receivable for investments sold	1,828,826
Prepaid expenses	130

Total Assets	54,795,133

Liabilities:
Payable for capital shares redeemed	2,722,104
Advisory fees payable	48,284
Management services fees payable	9,657
Administration fees payable	1,406
Administrative services fees payable	23,093
Distribution fees payable	11,628
Other accrued expenses	15,016

Total Liabilities	2,831,188

Net Assets	$51,963,945

Net Assets consist of:
Capital	$49,039,722
Accumulated net investment income (loss)	638,617
Accumulated net realized gains (losses) on investments	(9,320,744)
Net unrealized appreciation (depreciation) on investments	11,606,350

Net Assets	$51,963,945

Shares of Beneficial Interest Outstanding	1,956,857

Net Asset Value (offering and redemption price per share)	$26.55

Statement of Operations
For the Year ended December 31, 2004

Investment Income:
Dividends	$1,337,437
Interest	556

Total Investment Income	1,337,993

Expenses:
Advisory fees	268,132
Management services fees	53,627
Administration fees	11,808
Transfer agency fees	12,023
Administrative service fees	178,350
Distribution fees	89,377
Custody fees	19,750
Fund accounting fees	16,656
Other fees	23,252
Recoupment of prior expenses reimbursed by the Advisor	26,401

Total Expenses	699,376

Net Investment Income (Loss)	638,617

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	485,272
Change in net unrealized appreciation/depreciation on investments	7,444,074

Net Realized and Unrealized Gains (Losses) on Investments	7,929,346

Change in Net Assets Resulting from Operations	$8,567,963

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$638,617	$385,128
Net realized gains (losses) on investments	485,272	412,890
Change in net unrealized appreciation/depreciation on investments	7,444,074	2,293,378

Change in net assets resulting from operations	8,567,963	3,091,396

Distributions to Shareholders From:
Net investment income	(385,128)	(429,358)
Net realized gains on investments	(811,247)	—

Change in net assets resulting from distributions	(1,196,375)	(429,358)

Capital Transactions:
Proceeds from shares issued	229,372,382	206,037,746
Dividends reinvested	1,196,375	429,358
Cost of shares redeemed	(208,628,904)	(212,502,733)

Change in net assets resulting from capital transactions	21,939,853	(6,035,629)

Change in net assets	29,311,441	(3,373,591)
Net Assets:
Beginning of period	22,652,504	26,026,095

End of period	$51,963,945	$22,652,504

Accumulated net investment income (loss)	$638,617	$385,128

Share Transactions:
Issued	9,682,726	10,185,139
Reinvested	46,660	19,314
Redeemed	(8,784,656)	(10,578,387)

Change in shares	944,730	(373,934)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period Jan. 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$22.38	$18.78	$24.69	$30.00

Investment Activities:
Net investment income (loss)	0.43 (b)	0.40 (b)	0.51 (b)	0.39	(b)
Net realized and unrealized gains (losses) on investments	4.26	3.61	(6.42)	(5.70)

Total income (loss) from investment activities	4.69	4.01	(5.91)	(5.31)

Distributions to Shareholders From:
Net investment income	(0.17)	(0.41)	—	—
Net realized gains on investments	(0.35)	—	—	—

Total distributions	(0.52)	(0.41)	—	—

Net Asset Value, End of Period	$26.55	$22.38	$18.78	$24.69

Total Return	21.07%	21.37%	(23.94)%	(17.70	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.95%	2.06%	2.17%	2.05%
Net expenses (d)	1.95%	1.98%	1.98%	2.05%
Net investment income (loss) (d)	1.78%	1.98%	2.31%	1.44%

Supplemental Data:
Net assets, end of period (000’s)	$51,964	$22,653	$26,026	$13,420
Portfolio turnover rate (e)	569%	1,134%	1,461%	1,008	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP U.S. Government Plus

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2004, the Fund had a total return of 8.18% 1, compared to a price return of 8.86% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of 12/31/04, the last (most recent) Long Bond to be issued carried a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 8.86% in 2004 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the long bond fell from 5.08% on 12/31/03 to 4.82% on 12/31/04, resulting in a price gain that supplemented the bond’s yield. The yield rose to a high of 5.55% on May 13, but began to decline shortly thereafter and fell for the rest of the year. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 1.00% to 2.25%, the bond’s yield continued to fall, resulting in a substantial flattening of the yield curve. The reasons for this decline in yield can be attributed, in part, to the market’s perception of minimal inflation risks, heavy overseas bond purchases by countries wishing to keep their currencies lower against the dollar, and pension fund balance sheet restructuring in anticipation of new legislation. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP U.S. Government Plus	8.18%	8.15%
30-year U.S. Treasury Bond	8.86%	9.39%
Lehman Brothers U.S. Treasury: Long-Term Index	7.18%	8.57%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and donot reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	7%
Swap Agreements	81%
U.S. Treasury Obligations	35%

Total Exposure	123%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.

PROFUNDS VP ProFund VP U.S. Government Plus	Schedule of Portfolio Investments December 31, 2004

U.S. Government Agency Obligations (35.3%)
	Principal Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$5,124,000	$5,123,715
Federal Home Loan Bank, 1.00%, 1/3/05	5,124,000	5,123,715
Federal National Mortgage Association, 1.00%, 1/3/05	5,124,000	5,123,716

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,371,146)		15,371,146

U.S. Treasury Obligations (34.7%)

U.S. Treasury Bonds, 5.375%, 2/15/31 *	14,020,000	15,145,471

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,673,482)		15,145,471

Repurchase Agreements (23.5%)

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $5,124,641 (Collateralized by $5,207,000 Federal National Mortgage Association, 2.32%, 9/30/05, market value $5,225,679)	5,124,000	5,124,000
UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $5,122,640 (Collateralized by $5,230,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $5,228,797)	5,122,000	5,122,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,246,000)		10,246,000

TOTAL INVESTMENT SECURITIES
(Cost $40,290,628)—93.5%		40,762,617
Net other assets (liabilities)—6.5%		2,842,502

NET ASSETS—100.0%		$43,605,119

Future Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring March 2005 * (Underlying face amount at value $3,260,005)	29	$10,089

Swap Agreements
Units

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $35,171,628)	32,558,000	417,838

* As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

252

PROFUNDS VP
ProFund VP U.S. Government Plus

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $30,044,628)	$30,516,617
Repurchase agreements, at cost	10,246,000

Total Investments	40,762,617
Segregated cash balances with brokers for futures contracts	58,999
Segregated cash balances with custodian for swap agreements	175
Interest receivable	285,065
Receivable for capital shares issued	2,367,411
Variation margin on futures contracts	17,420
Unrealized appreciation on swap agreements	417,838
Receivable from Administrator	1,916
Prepaid expenses	257

Total Assets	43,911,698

Liabilities:
Cash overdraft	19,305
Payable for investments purchased	231,305
Advisory fees payable	15,433
Management services fees payable	4,630
Administration fees payable	940
Administrative services fees payable	15,494
Distribution fees payable	7,895
Other accrued expenses	11,577

Total Liabilities	306,579

Net Assets	$43,605,119

Net Assets consist of:
Capital	$47,829,286
Accumulated net realized gains (losses) on investments	(5,124,083)
Net unrealized appreciation (depreciation) on investments	899,916

Net Assets	$43,605,119

Shares of Beneficial Interest Outstanding	1,418,638

Net Asset Value (offering and redemption price per share)	$30.74

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Interest	$1,094,577

Expenses:
Advisory fees	221,154
Management services fees	66,347
Administration fees	14,746
Transfer agency fees	15,128
Administrative service fees	220,221
Distribution fees	110,577
Custody fees	16,800
Fund accounting fees	20,255
Other fees	23,431
Recoupment of prior expenses reimbursed by the Advisor	5,184

Total Expenses	713,843

Net Investment Income (Loss)	380,734

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	51,408
Net realized gains (losses) on futures contracts	(21,854)
Net realized gains (losses) on swap agreements	(783,127)
Change in net unrealized appreciation/depreciation on investments	722,226

Net Realized and Unrealized Gains (Losses) on Investments	(31,347)

Change in Net Assets Resulting from Operations	$349,387

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations :
Net investment income (loss)	$380,734	$96,653
Net realized gains (losses) on investments	(753,573)	(4,319,306)
Change in net unrealized appreciation/depreciation on investments	722,226	(324,317)

Change in net assets resulting from operations	349,387	(4,546,970)

Distributions to Shareholders From:
Net investment income	(380,734)	(91,727)
Net realized gains on investments	—	(3,967,449)
Return of capital	(17,360)	(2,138,536)

Change in net assets resulting from distributions	(398,094)	(6,197,712)

Capital Transactions:
Proceeds from shares issued	435,266,259	404,039,693
Dividends reinvested	398,094	6,187,569
Cost of shares redeemed	(428,786,941)	(487,634,510)

Change in net assets resulting from capital transactions	6,877,412	(77,407,248)

Change in net assets	6,828,705	(88,151,930)
Net Assets:
Beginning of period	36,776,414	124,928,344

End of period	$43,605,119	$36,776,414

Share Transactions:
Issued	14,822,761	12,192,198
Reinvested	13,248	205,259
Redeemed	(14,700,662)	(14,776,028)

Change in shares	135,347	(2,378,571)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the period
	year ended	year ended	May 1, 2002 (a) through
	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$28.66	$34.12	$30.00

Investment Activities:
Net investment income (loss)	0.25 (b)	0.06 (b)	0.12	(b)
Net realized and unrealized gains (losses) on investments	2.09 (c)	(0.90)	4.89

Total income (loss) from investment activities	2.34	(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.25)	(0.06)	(0.89)
Net realized gains on investments	—	(3.23)	—
Return of capital	(0.01)	(1.33)	—

Total distributions	(0.26)	(4.62)	(0.89)

Net Asset Value, End of Period	$30.74	$28.66	$34.12

Total Return	8.18%	(2.55)%	16.90	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.61%	1.74%	1.71%
Net expenses (e)	1.61%	1.73%	1.71%
Net investment income (loss) (e)	0.86%	0.18%	0.56%

Supplemental Data:
Net assets, end of period (000’s)	$43,605	$36,776	$124,928
Portfolio turnover rate (f)	1,258%	526%	269	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

255

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2004, the Fund had a total return of –10.89% 1, compared to a price return of 8.86% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% the inverse of the daily price movement of the Long Bond. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of 12/31/04, the last (most recent) Long Bond to be issued had a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 8.86% in 2004 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the long bond fell from 5.08% on 12/31/03 to 4.82% on 12/31/04, resulting in a price gain that supplemented the bond’s yield. The yield rose to a high of 5.55% on May 13, but began to decline shortly thereafter and fell for the rest of the year. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 1.00% to 2.25%, the bond’s yield continued to fall, resulting in a substantial flattening of the yield curve. The reasons for this decline in yield can be attributed, in part, to the market’s perception of minimal inflation risks, heavy overseas bond purchases by countries wishing to keep their currencies lower against the dollar, and pension fund balance sheet restructuring in anticipation of new legislation. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Rising Rates Opportunity	(10.89)%	(12.86)%
30-year U.S. Treasury Bond	8.86%	9.39%
Lehman Brothers U.S. Treasury: Long-Term Index	7.18%	8.57%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s share when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
3The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(126)%
Options	NM

Total Exposure	(129)%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2004

U.S. Government Agency Obligations (62.9%)
	Principal Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$37,640,000	$37,637,909
Federal Home Loan Bank, 1.00%, 1/3/05	37,640,000	37,637,909
Federal National Mortgage Association, 1.00%, 1/3/05	37,640,000	37,637,909

U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $112,913,726)		112,913,726

Repurchase Agreements (41.9%)
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $37,633,704 (Collateralized by $38,409,000 Federal National Mortgage Association, 2.74%, 5/5/06, market value $38,382,606)	37,629,000	37,629,000

UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $37,644,705 (Collateralized by $38,407,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $38,398,166)	37,640,000	37,640,000

TOTAL REPURCHASE AGREEMENTS
(Cost $75,269,000)		75,269,000

Options Purchased (NM)
	Contracts

30–year U.S. Treasury Bond Call Option * expiring June 200 @ $132	500	5,977

TOTAL OPTIONS PURCHASED
(Cost $9,063)		5,977

TOTAL INVESTMENT SECURITIES
(Cost $188,191,789)—104.8%		188,188,703
Net other assets (liabilities)—(4.8)%		(8,550,541)

NET ASSETS—100.0%		$179,638,162

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring March 2005 * (Underlying face amount at value $5,508,284)	49	$6,427

Swap Agreements
Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $225,959,185)	(209,168,000)	(3,379,087)

*	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

257

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities

December 31, 2004

Assets:
Investment securities, at value (cost $112,922,789)	$112,919,703
Repurchase agreements, at cost	75,269,000

Total Investments	188,188,703
Cash	34,683
Segregated cash balances with brokers for futures contracts	169,472
Segregated cash balances with custodian for swap agreements	250
Interest receivable	3,136
Receivable for capital shares issued	182,548
Prepaid expenses	345

Total Assets	188,579,137

Liabilities:
Payable for capital shares redeemed	5,170,283
Unrealized depreciation on swap agreements	3,379,087
Variation margin on futures contracts	29,627
Advisory fees payable	122,259
Management services fees payable	24,452
Administration fees payable	4,945
Administrative services fees payable	89,586
Distribution fees payable	67,863
Other accrued expenses	52,873

Total Liabilities	8,940,975

Net Assets	$179,638,162

Net Assets consist of:
Capital	$213,169,568
Accumulated net realized gains (losses) on investments	(30,155,660)
Net unrealized appreciation (depreciation) on investments	(3,375,746)

Net Assets	$179,638,162

Shares of Beneficial Interest Outstanding	8,643,981

Net Asset Value (offering and redemption price per share)	$20.78

Statement of Operations

For the year ended December 31, 2004

Investment Income:
Interest	$2,240,528

Expenses:
Advisory fees	1,284,114
Management services fees	256,825
Administration fees	56,552
Transfer agency fees	56,809
Administrative service fees	696,200
Distribution fees	428,038
Custody fees	46,670
Fund accounting fees	76,376
Other fees	92,840
Recoupment of prior expenses reimbursed by the Advisor	7,932

Total Expenses	3,002,356

Net Investment Income (Loss)	(761,828)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(14,494)
Net realized gains (losses) on futures contracts	(1,314,724)
Net realized gains (losses) on swap agreements	(24,403,683)
Change in net unrealized appreciation/depreciation on investments	(3,736,074)

Net Realized and Unrealized Gains (Losses) on Investments	(29,468,975)

Change in Net Assets Resulting from Operations	$(30,230,803)

See accompanying notes to the financial statements.

258

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(761,828)	$(374,494)
Net realized gains (losses) on investments	(25,732,901)	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(3,736,074)	365,062

Change in net assets resulting from operations	(30,230,803)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	671,758,955	371,420,617
Cost of shares redeemed	(536,161,497)	(302,193,310)

Change in net assets resulting from capital transactions	135,597,458	69,227,307

Change in net assets	105,366,655	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$179,638,162	$74,271,507

Share Transactions:
Issued	29,134,922	15,507,756
Redeemed	(23,675,250)	(12,618,173)

Change in shares	5,459,672	2,889,583

See accompanying notes to the financial statements.

259

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the		For the period
	year ended		year ended		May 1, 2002 (a) through
	December 31, 2004		December 31, 2003		December 31, 2002

Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	) (b)	(0.23	) (b)	(0.09	) (b)
Net realized and unrealized gains (losses) on investments	(2.44)		(0.77)		(5.59)

Total income (loss) from investment activities	(2.54)		(1.00)		(5.68)

Net Asset Value, End of Period	$20.78		$23.32		$24.32

Total Return	(10.89)%		(4.11)%		(18.93	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.75%		1.91%		2.13%
Net expenses (d)	1.75%		1.91%		1.98%
Net investment income (loss) (d)	(0.45)%		(0.94)%		(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$179,638		$74,272		$7,168
Portfolio turnover rate (e)	—		—		—	(c)

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

260

ProFund VP Money Market

The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2004, the Fund returned 0.08%. * The Fund’s seven-day yield, as of December 31, 2004, was 0.72% 1.

An investment in this ProFund VP is neither guaranteed nor insured by the FDIC or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

* Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
1 The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure
Investment Type	% of Net Assets

U.S. Government Agency Obligations	73%
Repurchase Agreements	49%

Total Exposure	122%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	December 31, 2004

U.S. Government Agency Obligations (73.1%)
	Principal Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$7,487,000	$7,486,584
Federal Home Loan Bank, 1.00%, 1/3/05	7,487,000	7,486,584
Federal National Mortgage Association, 1.00%, 1/3/05	7,487,000	7,486,584

TOTAL U.S.GOVERNMENT AGENCY OBLIGATIONS (Cost $22,459,752)		22,459,752

Repurchase Agreements (48.8%)
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $7,481,935 (Collateralized by $7,630,000 various U.S. Government Agency Obligations, 2.43% - 3.25% 1/13/05 - 6/28/06, market value $7,631,023)	$7,481,000	$7,481,000
UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $7,487,936 (Collateralized by $7,640,000 Federal National Mortgage Association, 1.66% 1/4/05, market value $7,638,243)	7,487,000	7,487,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,968,000)		14,968,000

TOTAL INVESTMENT SECURITIES (Cost $37,427,752)—121.9%		37,427,752
Net other assets (liabilities)—(21.9)%		(6,726,902)

NET ASSETS—100.0%		$30,700,850

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $22,459,752)	$22,459,752
Repurchase agreements, at cost	14,968,000

Total Investments	37,427,752
Cash	1,315
Interest receivable	624
Prepaid expenses	115

Total Assets	37,429,806

Liabilities:
Payable for capital shares redeemed	6,680,863
Advisory fees payable	21,504
Management services fees payable	4,301
Administration fees payable	492
Administrative services fees payable	497
Distribution fees payable	14,644
Other accrued expenses	6,655

Total Liabilities	6,728,956

Net Assets	$30,700,850

Net Assets consist of:
Capital	$30,700,851
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$30,700,850

Shares of Beneficial Interest Outstanding	30,700,850

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Interest	$429,444

Expenses:
Advisory fees	266,620
Management services fees	53,324
Administration fees	11,855
Transfer agency fees	11,940
Administrative service fees	2,914
Distribution fees	85,702
Custody fees	11,698
Fund accounting fees	15,993
Other fees	18,518

Total Gross Expenses before reductions	478,564
Less Expenses reduced by the Advisor	(40,354)
Less Expenses reduced by a Third Party	(28,289)

Total Net Expenses	409,921

Net Investment Income (Loss)	19,523

Change in Net Assets Resulting from Operations	$19,523

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$19,523	$83,805

Distributions to Shareholders From:
Net investment income	(19,523)	(83,805)

Change in net assets resulting from distributions	(19,523)	(83,805)

Capital Transactions:
Proceeds from shares issued	1,356,348,433	1,322,225,583
Dividends reinvested	19,523	83,805
Cost of shares redeemed	(1,371,452,617)	(1,345,702,885)

Change in net assets resulting from capital transactions	(15,084,661)	(23,393,497)

Change in net assets	(15,084,661)	(23,393,497)
Net Assets:
Beginning of period	45,785,511	69,179,008

End of period	$30,700,850	$45,785,511

Share Transactions:
Issued	1,356,348,433	1,322,225,583
Reinvested	19,523	83,805
Redeemed	(1,371,452,617)	(1,345,703,126)

Change in shares	(15,084,661)	(23,393,738)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period October, 29 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	0.001	0.001	0.002	0.001

Distributions to Shareholders From:
Net investment income	(0.001)	(0.001)	(0.002)	(0.001)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000

Total Return	0.08%	0.12%	0.21%	0.08	% (b)

Ratios to Average Net Assets:
Gross expenses (c)	1.35%	1.43%	1.51%	1.60%
Net expenses (c)	1.15%	0.93%	1.32%	1.60%
Net investment income (loss) (c)	0.05%	0.12%	0.22%	0.27%

Supplemental Data:
Net assets, end of period (000’s)	$30,701	$45,786	$69,179	$60,980

(a) Commencement of operations (b) Not annualized for periods less than a year. (c) Annualized for periods less than a year.

See accompanying notes to the financial statements.

PROFUNDS VP

Notes to Financial Statements
December 31, 2004

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods (formerly known as the ProFund VP Consumer Non-Cyclical), ProFund VP Consumer Services (formerly known as the ProFund VP Consumer Cyclical), ProFund VP Financials (formerly known as the ProFund VP Financial), ProFund VP Health Care (formerly known as the ProFund VP Healthcare), ProFund VP Industrials (formerly known as the ProFund VP Industrial), ProFund VP Internet, ProFund VP Oil & Gas (formerly known as the ProFund VP Energy), ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP that have not occured. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that the Advisor deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Real Estate Investment Trusts

The non-money market ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts

The ProFunds VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP to enable the ProFunds VP to achieve greater administrative efficiencies of such investments once purchased. Assets in the Joint Accounts are invested as directed by the Adviser in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of December 31, 2004, the ProFunds VP were not participating in Joint Accounts.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

The non-money market ProFunds VP may purchase and write options on stock indexes and stock index futures to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and all the securities of each particular ProFund VP.

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. Administration fees include additional fees paid to BISYS for support of the ProFunds compliance program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $10,000 per year, plus a maximum of $2,500 for each board meeting by the Trust. Each of the two Independent Trustees were compensated $20,000 ($40,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, during the year ended December 31, 2004 by the Trust. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, for whom the ProFunds reimburse the Advisor for certain amounts related to compensation and certain other expenses incurred. For the year ended December 31, 2004, the total related amounts paid by the Trust were $92,649.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of December 31, 2004, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006	Expires 2007

ProFund VP Large-Cap Value	$—	$—	$745
ProFund VP Large-Cap Growth	—	—	4,731
ProFund VP Mid-Cap Value	—	4,569	—
ProFund VP Mid-Cap Growth	—	7,401	—
ProFund VP Small-Cap Value	—	19,230	—
ProFund VP UltraBull	48,558	86,758	—
ProFund VP UltraMid-Cap	—	19,198	—
ProFund VP UltraSmall-Cap	18,918	13,141	—
ProFund VP UltraOTC	10,098	15,761	—
ProFund VP Bear	14,160	—	—
ProFund VP Short Mid-Cap	—	—	890
ProFund VP Short Small-Cap	—	6,500	3,681
ProFund VP Banks	8,893	17,661	—
ProFund VP Biotechnology	22,444	14,716	—
ProFund VP Consumer Goods	8,221	13,147	819
ProFund VP Consumer Services	10,219	14,852	11,053
ProFund VP Financials	15,272	14,901	—
ProFund VP Health Care	11,355	12,012	—
ProFund VP Industrials	5,769	9,619	1,646
ProFund VP Internet	—	1,800	—
ProFund VP Oil & Gas	—	11,928	—
ProFund VP Pharmaceuticals	557	5,650	—
ProFund VP Real Estate	11,191	10,737	—
ProFund VP Semiconductor	10,634	9,588	1,386
ProFund VP Technology	17,759	—	—
ProFund VP Telecommunications	4,820	6,096	—
ProFund VP Utilities	9,693	15,202	—
ProFund VP Money Market	—	7,448	—

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2004 were as follows:

	Purchases	Sales

ProFund VP Bull	$647,173,654	$503,328,975
ProFund VP Small-Cap	131,095,996	132,124,750
ProFund VP OTC	691,209,426	700,598,428
ProFund VP Large-Cap Value	30,421,090	27,153,213
ProFund VP Large-Cap Growth	13,862,424	10,064,609
ProFund VP Mid-Cap Value	721,195,454	659,420,878
ProFund VP Mid-Cap Growth	398,592,469	373,080,674
ProFund VP Small-Cap Value	936,344,597	913,482,810
ProFund VP Small-Cap Growth	1,213,225,818	1,174,369,526
ProFund VP Asia 30	181,569,792	186,235,642
ProFund VP Europe 30	376,526,453	388,601,595
ProFund VP UltraBull	605,439,215	578,761,366
ProFund VP UltraMid-Cap	256,198,231	227,460,699
ProFund VP UltraSmall-Cap	289,813,099	232,504,671
ProFund VP UltraOTC	501,486,848	427,995,767
ProFund VP Banks	156,889,801	151,294,679
ProFund VP Basic Materials	195,313,427	220,422,795
ProFund VP Biotechnology	163,580,682	156,656,715
ProFund VP Consumer Goods	236,994,538	229,229,307
ProFund VP Consumer Services	90,604,794	67,629,165
ProFund VP Financials	179,155,927	170,433,031
ProFund VP Health Care	196,459,804	180,984,446
ProFund VP Industrials	122,872,135	126,111,399
ProFund VP Internet	210,804,089	186,485,684
ProFund VP Oil & Gas	368,409,214	348,438,933
ProFund VP Pharmaceuticals	115,870,155	113,500,680
ProFund VP Real Estate	860,409,602	828,064,429
ProFund VP Semiconductor	146,284,812	150,113,770
ProFund VP Technology	119,809,083	126,148,658
ProFund VP Telecommunications	137,301,533	130,652,362
ProFund VP Utilities	227,929,492	205,714,818

The cost of security purchases and the proceeds from the sale of U.S. Government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2004 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$173,849,991	$165,404,264

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Europe 30, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of ProFund VP Asia 30, ProFund VP Europe 30 and ProFund VP Japan may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

	Expires 2010	Expires 2011	Expires 2012	Total

ProFund VP Small-Cap Growth	$—	$—	$439,610	$439,610
ProFund VP Asia 30	—	—	1,349,242	1,349,242
ProFund VP Europe 30	—	—	6,876,178	6,876,178
ProFund VP Japan	—	—	2,660,289	2,660,289
ProFund VP UltraOTC	—	7,319,036	—	7,319,036
ProFund VP Bear	—	24,085,413	9,474,329	33,559,742
ProFund VP Short Mid-Cap	—	—	29,659	29,659
ProFund VP Short Small-Cap	—	—	34,822	34,822
ProFund VP Short OTC	—	15,295,243	17,059,717	32,354,960
ProFund VP Consumer Goods	—	—	234,177	234,177
ProFund VP Health Care	—	1,381,236	545,130	1,926,366
ProFund VP Internet	—	—	39,068	39,068
ProFund VP Oil & Gas	—	—	532,047	532,047
ProFund VP Pharmaceuticals	—	707,888	938,481	1,646,369
ProFund VP Precious Metals	—	—	13,372,742	13,372,742
ProFund VP Technology	—	—	3,749,619	3,749,619
ProFund VP Rising Rates Opportunity	—	1,935,661	25,726,041	27,661,702
ProFund VP U.S. Government Plus	—	1,671,792	581,813	2,253,605

As of the latest tax year end of December 31, 2004, the following ProFunds VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Total

ProFund VP Bull	$—	$—	$—	$284,382	$—	$284,382
ProFund VP OTC	—	—	14,803,410	1,424,903	11,411,334	27,639,647
ProFund VP Mid-Cap Value	—	—	—	1,792,102	2,034,427	3,826,529
ProFund VP Small-Cap Value	—	—	—	180,229	—	180,229
ProFund VP Asia 30	—	—	27,986	341,394	—	369,380
ProFund VP Europe 30	4,378,124	10,516,081	5,807,241	3,450,241	—	24,151,687
ProFund VP Japan	—	—	620,589	92,208	—	712,797
ProFund VP UltraBull	—	6,605,770	4,956,130	1,935,011	2,130,974	15,627,885
ProFund VP UltraMid-Cap	—	—	1,856,880	—	—	1,856,880
ProFund VP UltraSmall-Cap	1,968,589	5,748,116	1,543,341	—	—	9,260,046
ProFund VP UltraOTC	8,205,332	2,051,333	2,051,333	—	—	12,307,998
ProFund VP Bear	—	1,611,372	—	4,317,522	—	5,928,894
ProFund VP Short Small-Cap	—	—	34,605	5,700	5,700	46,005
ProFund VP Short OTC	—	—	2,768,700	4,652,572	—	7,421,272
ProFund VP Banks	—	—	1,104,907	558,959	810,780	2,474,646
ProFund VP Basic Materials	—	—	753,360	125,560	—	878,920
ProFund VP Biotechnology	—	—	8,105,442	1,770,888	—	9,876,330
ProFund VP Consumer Goods	—	—	1,055,432	150,776	—	1,206,208
ProFund VP Consumer Services	—	—	967,738	24,850	—	992,588
ProFund VP Financials	—	—	2,203,404	900,139	—	3,103,543
ProFund VP Health Care	—	892,521	4,292,207	680,216	—	5,864,944
ProFund VP Industrials	—	—	212,410	44,059	—	256,469
ProFund VP Oil & Gas	—	559,883	2,141,711	506,983	—	3,208,577
ProFund VP Pharmaceuticals	—	—	—	781,716	—	781,716
ProFund VP Precious Metals	—	—	5,561,752	—	—	5,561,752
ProFund VP Real Estate	—	1,312,276	2,428,236	616,174	—	4,356,686
ProFund VP Semiconductor	—	—	1,321,842	—	1,323,248	2,645,090
ProFund VP Technology	—	791,915	2,609,011	186,109	—	3,587,035
ProFund VP Telecommunications	—	1,794,938	494,206	381,524	—	2,670,668
ProFund VP Utilities	—	1,368,985	3,019,373	731,393	957,473	6,077,224
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	—	2,490,617
ProFund VP U.S. Government Plus	—	—	—	2,657,079	—	2,657,079
ProFund VP Money Market	—	—	1	—	—	1

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2004, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Tax Return of Capital	Total Distributions Paid

ProFund VP Bull	$4,136,929	$542,309	$4,679,238	$—	$4,679,238
ProFund VP Small-Cap	—	3,376,608	3,376,608	—	3,376,608
ProFund VP OTC	2,022,500	2,138,655	4,161,155	—	4,161,155
ProFund VP Mid-Cap Value	3,222,250	283,369	3,505,619	—	3,505,619
ProFund VP Mid-Cap Growth	1,390,157	—	1,390,157	—	1,390,157
ProFund VP Small-Cap Value	3,596,299	246,887	3,843,186	—	3,843,186
ProFund VP Small-Cap Growth	7,226,561	227,144	7,453,705	—	7,453,705
ProFund VP Asia 30	1,145,749	21,679	1,167,428	—	1,167,428
ProFund VP Europe 30	849,432	452,123	1,301,555	—	1,301,555
ProFund VP Japan	1,202,303	583,291	1,785,594	—	1,785,594
ProFund VP UltraBull	6,190,347	5,272,414	11,462,761	—	11,462,761
ProFund VP UltraMid-Cap	3,586,548	—	3,586,548	—	3,586,548
ProFund VP UltraSmall-Cap	11,762,134	6,701,259	18,463,393	—	18,463,393
ProFund VP UltraOTC	13,353,147	—	13,353,147	—	13,353,147
ProFund VP Banks	72,674	—	72,674	—	72,674
ProFund VP Basic Materials	669,255	67,271	736,526	—	736,526
ProFund VP Biotechnology	705,529	2,330,630	3,036,159	—	3,036,159
ProFund VP Consumer Goods	200,388	188,984	389,372	—	389,372
ProFund VP Financials	80,498	—	80,498	—	80,498
ProFund VP Industrials	635,419	—	635,419	—	635,419
ProFund VP Internet	476,147	—	476,147	—	476,147
ProFund VP Oil & Gas	23,892	15,248	39,140	—	39,140
ProFund VP Precious Metals	8,141,045	—	8,141,045	—	8,141,045
ProFund VP Real Estate	2,201,369	—	2,201,369	—	2,201,369
ProFund VP Semiconductor	258,511	24,412	282,923	—	282,923
ProFund VP Technology	139,045	199,486	338,531	—	338,531
ProFund VP Telecommunications	755,367	—	755,367	—	755,367
ProFund VP Utilities	464,231	732,144	1,196,375	—	1,196,375
ProFund VP U.S. Government Plus	380,734	—	380,734	17,360	398,094
ProFund VP Money Market	22,594	—	22,594	—	22,594

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2003, were as follows:

	Ordinary Income	Tax Return of Capital	Total Distributions Paid

ProFund VP Mid-Cap Growth	$122,706	$—	$122,706
ProFund VP Asia 30	17,570	—	17,570
ProFund VP Europe 30	130,122	—	130,122
ProFund VP Short OTC	266,897	—	266,897
ProFund VP Banks	85,845	—	85,845
ProFund VP Basic Materials	40,448	—	40,448
ProFund VP Consumer Services	19,148	—	19,148
ProFund VP Financials	28,561	—	28,561
ProFund VP Internet	153,596	—	153,596
ProFund VP Pharmaceuticals	550,262	—	550,262
ProFund VP Real Estate	460,558	—	460,558
ProFund VP Utilities	429,358	—	429,358
ProFund VP U.S. Government Plus	4,059,176	2,138,536	6,197,712
ProFund VP Money Market	83,805	—	83,805

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

As of December 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP Bull	$634,599	$—	$—	$(284,382)	$27,074,103	$27,424,320
ProFund VP Small-Cap	7,467,755	5,310,217	—	—	10,513,046	23,291,018
ProFund VP OTC	6,480,027	2,311,803	—	(27,639,647)	12,950,496	(5,897,321)
ProFund VP Large-Cap Value	258,080	—	—	—	6,689	264,769
ProFund VP Large-Cap Growth	39,563	—	—	—	23,052	62,615
ProFund VP Mid-Cap Value	6,202,259	1,547,230	—	(3,826,529)	8,288,813	12,211,773
ProFund VP Mid-Cap Growth	1,128,063	1,070,158	—	—	4,630,418	6,828,639
ProFund VP Small-Cap Value	2,357,531	2,108,331	—	(180,229)	8,071,944	12,357,577
ProFund VP Small-Cap Growth	—	—	—	(439,610)	23,054,142	22,614,532
ProFund VP Asia 30	139,525	—	—	(1,718,622)	3,406,536	1,827,439
ProFund VP Europe 30	8,294,131	2,912,644	—	(31,027,865)	19,675,625	(145,465)
ProFund VP Japan	—	—	—	(3,373,087)	—	(3,373,087)
ProFund VP UltraBull	7,557,369	2,396,375	—	(15,627,885)	642,195	(5,031,946)
ProFund VP UltraMid-Cap	4,605,696	2,262,061	—	(1,856,880)	5,251,416	10,262,293
ProFund VP UltraSmall-Cap	14,172,277	4,261,245	—	(9,260,046)	1,601,091	10,774,567
ProFund VP UltraOTC	7,671,291	37,549	—	(19,627,034)	(34,745,434)	(46,663,628)
ProFund VP Bear	—	—	—	(39,488,637)	(134,486)	(39,623,123)
ProFund VP Short Mid-Cap	126	—	—	(29,658)	(1,598)	(31,130)
ProFund VP Short Small-Cap	—	—	—	(80,827)	(27,632)	(108,459)
ProFund VP Short OTC	—	—	—	(39,776,233)	(119,572)	(39,895,805)
ProFund VP Banks	1,125,271	—	—	(2,474,645)	999,610	(349,764)
ProFund VP Basic Materials	935,963	150,225	—	(878,920)	2,032,278	2,239,546
ProFund VP Biotechnology	—	1,394,389	—	(9,876,328)	(1,628,857)	(10,110,796)
ProFund VP Consumer Goods	35,189	—	—	(1,440,386)	139,646	(1,265,551)
ProFund VP Consumer Services	—	—	—	(992,588)	485,328	(507,260)
ProFund VP Financials	179,899	—	—	(3,103,545)	3,152,659	229,013
ProFund VP Health Care	—	—	—	(7,791,309)	848,788	(6,942,521)
ProFund VP Industrials	66,221	32,248	—	(256,469)	1,124,488	966,488
ProFund VP Internet	—	—	—	(39,068)	5,195,938	5,156,870
ProFund VP Oil & Gas	4,397,754	135,014	—	(3,740,624)	9,820,947	10,613,091
ProFund VP Pharmaceuticals	35,026	—	—	(2,428,087)	(1,474,026)	(3,867,087)
ProFund VP Precious Metals	—	—	—	(18,934,494)	37,433	(18,897,061)
ProFund VP Real Estate	152,846	—	—	(4,356,686)	12,170,348	7,966,508
ProFund VP Semiconductor	785,426	—	—	(2,645,090)	(263,473)	(2,123,137)
ProFund VP Technology	1,071,297	—	—	(7,336,653)	495,218	(5,770,138)
ProFund VP Telecommunications	546,790	—	—	(2,670,670)	129,647	(1,994,233)
ProFund VP Utilities	1,638,785	16,117	—	(6,077,224)	7,346,545	2,924,223
ProFund VP U.S. Government Plus	—	—	—	(4,910,685)	686,518	(4,224,167)
ProFund VP Rising Rates Opportunity	—	—	—	(30,152,319)	(3,379,087)	(33,531,406)
ProFund VP Money Market	3,071	—	(3,071)	(1)	—	(1)

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

At December 31, 2004, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Bull	$367,608,660	$29,115,707	$(2,041,604)	$27,074,103
ProFund VP Small-Cap	136,737,324	12,355,112	(2,135,787)	10,219,325
ProFund VP OTC	143,579,458	13,394,845	(444,349)	12,950,496
ProFund VP Large-Cap Value	4,194,622	9,289	(2,600)	6,689
ProFund VP Large-Cap Growth	3,836,458	26,678	(3,626)	23,052
ProFund VP Mid-Cap Value	116,381,351	8,407,140	(118,327)	8,288,813
ProFund VP Mid-Cap Growth	71,124,877	4,759,375	(128,957)	4,630,418
ProFund VP Small-Cap Value	171,065,631	8,513,891	(441,947)	8,071,944
ProFund VP Small-Cap Growth	188,433,826	23,468,230	(414,088)	23,054,142
ProFund VP Asia 30	38,048,499	3,418,003	(11,467)	3,406,536
ProFund VP Europe 30	122,446,155	20,408,656	(733,031)	19,675,625
ProFund VP Japan	22,374,274	—	—	—
ProFund VP UltraBull	95,122,731	507,542	(51,548)	455,994
ProFund VP UltraMid-Cap	78,355,750	4,805,451	(119,967)	4,685,484
ProFund VP UltraSmall-Cap	168,719,864	1,431,257	(1,335,976)	95,281
ProFund VP UltraOTC	177,089,106	—	(35,554,055)	(35,554,055)
ProFund VP Bear	28,868,613	2,387	(7,337)	(4,950)
ProFund VP Short Mid-Cap	612,330	—	—	—
ProFund VP Short Small-Cap	4,893,197	—	—	—
ProFund VP Short OTC	17,213,866	—	—	—
ProFund VP Banks	11,533,929	1,002,513	(2,903)	999,610
ProFund VP Basic Materials	23,606,202	2,039,051	(6,773)	2,032,278
ProFund VP Biotechnology	22,297,404	—	(1,628,725)	(1,628,725)
ProFund VP Consumer Goods	9,807,783	142,822	(3,176)	139,646
ProFund VP Consumer Services	10,352,810	503,871	(18,543)	485,328
ProFund VP Financials	29,140,226	3,171,888	(19,229)	3,152,659
ProFund VP Health Care	39,196,114	1,369,256	(520,468)	848,788
ProFund VP Industrials	8,348,956	1,131,676	(7,188)	1,124,488
ProFund VP Internet	34,655,774	5,245,356	(49,418)	5,195,938
ProFund VP Oil & Gas	65,362,195	9,841,258	(18,094)	9,823,164
ProFund VP Pharmaceuticals	11,053,998	—	(1,473,430)	(1,473,430)
ProFund VP Precious Metals	60,948,968	—	—	—
ProFund VP Real Estate	67,400,282	12,189,974	(19,626)	12,170,348
ProFund VP Semiconductor	9,827,766	—	(263,274)	(263,274)
ProFund VP Technology	24,060,415	507,033	(11,815)	495,218
ProFund VP Telecommunications	13,678,446	130,999	(72)	130,927
ProFund VP Utilities	45,514,595	7,348,485	(1,940)	7,346,545
ProFund VP U.S. Government Plus	40,493,937	271,578	(2,898)	268,680
ProFund VP Rising Rates Opportunity	188,188,703	—	—	—
ProFund VP Money Market	37,427,752	—	—	—

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods (formerly known as the ProFund VP Consumer Non-Cyclical), ProFund VP Consumer Services (formerly known as the ProFund VP Consumer Cyclical), ProFund VP Financials (formerly known as the ProFund VP Financial), ProFund VP Health Care (formerly known as the ProFund VP Healthcare), ProFund VP Industrials (formerly known as the ProFund VP Industrial), ProFund VP Internet, ProFund VP Oil & Gas (formerly known as the ProFund VP Energy), ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (separate portfolios of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2004, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2005

PROFUNDS VP

Expense Examples (unaudited)

As a fund shareholder, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP Bull	$1,000.00	$1,061.00	$9.17	1.77%
ProFund VP Small-Cap	1,000.00	1,102.90	8.40	1.59%
ProFund VP OTC	1,000.00	1,059.10	9.52	1.84%
ProFund VP Large-Cap Value	1,000.00	1,093.80	10.42	1.98%
ProFund VP Large-Cap Growth	1,000.00	1,033.70	10.12	1.98%
ProFund VP Mid-Cap Value	1,000.00	1,099.30	10.08	1.91%
ProFund VP Mid-Cap Growth	1,000.00	1,067.80	10.03	1.93%
ProFund VP Small-Cap Value	1,000.00	1,108.60	10.28	1.94%
ProFund VP Small-Cap Growth	1,000.00	1,093.40	9.84	1.87%
ProFund VP Asia 30	1,000.00	1,092.10	9.47	1.80%
ProFund VP Europe 30	1,000.00	1,084.60	9.22	1.76%
ProFund VP Japan	1,000.00	967.50	8.95	1.81%
ProFund VP UltraBull	1,000.00	1,119.80	10.07	1.89%
ProFund VP UltraMid-Cap	1,000.00	1,163.60	10.50	1.93%
ProFund VP UltraSmall-Cap	1,000.00	1,189.30	10.79	1.96%
ProFund VP UltraOTC	1,000.00	1,101.20	9.98	1.89%
ProFund VP Bear	1,000.00	935.00	9.14	1.88%
ProFund VP Short Mid-Cap **	1,000.00	971.70	2.07	1.97%
ProFund VP Short Small-Cap	1,000.00	968.30	9.80	1.98%
ProFund VP Short OTC	1,000.00	932.20	8.84	1.82%
ProFund VP Banks	1,000.00	1,106.70	10.43	1.97%
ProFund VP Basic Materials	1,000.00	1,113.50	10.25	1.93%
ProFund VP Biotechnology	1,000.00	1,050.80	10.16	1.97%
ProFund VP Consumer Goods	1,000.00	1,017.80	10.04	1.98%
ProFund VP Consumer Services	1,000.00	1,089.00	10.34	1.97%
ProFund VP Financials	1,000.00	1,088.20	9.82	1.87%
ProFund VP Health Care	1,000.00	1,000.00	9.55	1.90%
ProFund VP Industrials	1,000.00	1,069.80	10.30	1.98%
ProFund VP Internet	1,000.00	1,091.10	10.20	1.94%
ProFund VP Oil & Gas	1,000.00	1,149.90	10.27	1.90%
ProFund VP Pharmaceuticals	1,000.00	926.00	9.39	1.94%
ProFund VP Precious Metals	1,000.00	1,147.10	9.77	1.81%
ProFund VP Real Estate	1,000.00	1,228.50	10.76	1.92%
ProFund VP Semiconductor	1,000.00	869.10	9.30	1.98%
ProFund VP Technology	1,000.00	1,016.60	9.68	1.91%
ProFund VP Telecommunications	1,000.00	1,133.30	10.30	1.92%
ProFund VP Utilities	1,000.00	1,176.10	10.61	1.94%
ProFund VP U.S. Government Plus	1,000.00	1,108.70	8.27	1.56%
ProFund VP Rising Rates Opportunity	1,000.00	891.80	8.37	1.76%
ProFund VP Money Market	1,000.00	1,000.50	7.34	1.46%

*

Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**

Information shown reflects values for the period from November 22, 2004 (date of commencement of operations) to December 31, 2004 and has been calculated using expense ratios and rates of return for the same time period.

PROFUNDS VP

Expense Examples (continued) (unaudited)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP Bull	$1,000.00	$1,016.24	$8.97	1.77%
ProFund VP Small-Cap	1,000.00	1,017.14	8.06	1.59%
ProFund VP OTC	1,000.00	1,015.89	9.32	1.84%
ProFund VP Large-Cap Value	1,000.00	1,015.18	10.03	1.98%
ProFund VP Large-Cap Growth	1,000.00	1,015.18	10.03	1.98%
ProFund VP Mid-Cap Value	1,000.00	1,015.53	9.68	1.91%
ProFund VP Mid-Cap Growth	1,000.00	1,015.43	9.78	1.93%
ProFund VP Small-Cap Value	1,000.00	1,015.38	9.83	1.94%
ProFund VP Small-Cap Growth	1,000.00	1,015.74	9.48	1.87%
ProFund VP Asia 30	1,000.00	1,016.09	9.12	1.80%
ProFund VP Europe 30	1,000.00	1,016.29	8.92	1.76%
ProFund VP Japan	1,000.00	1,016.04	9.17	1.81%
ProFund VP UltraBull	1,000.00	1,015.63	9.58	1.89%
ProFund VP UltraMid-Cap	1,000.00	1,015.43	9.78	1.93%
ProFund VP UltraSmall-Cap	1,000.00	1,015.28	9.93	1.96%
ProFund VP UltraOTC	1,000.00	1,015.63	9.58	1.89%
ProFund VP Bear	1,000.00	1,015.69	9.53	1.88%
ProFund VP Short Mid-Cap **	1,000.00	1,015.23	9.98	1.97%
ProFund VP Short Small-Cap	1,000.00	1,015.18	10.03	1.98%
ProFund VP Short OTC	1,000.00	1,015.99	9.22	1.82%
ProFund VP Banks	1,000.00	1,015.23	9.98	1.97%
ProFund VP Basic Materials	1,000.00	1,015.43	9.78	1.93%
ProFund VP Biotechnology	1,000.00	1,015.23	9.98	1.97%
ProFund VP Consumer Goods	1,000.00	1,015.18	10.03	1.98%
ProFund VP Consumer Services	1,000.00	1,015.23	9.98	1.97%
ProFund VP Financials	1,000.00	1,015.74	9.48	1.87%
ProFund VP Health Care	1,000.00	1,015.58	9.63	1.90%
ProFund VP Industrials	1,000.00	1,015.18	10.03	1.98%
ProFund VP Internet	1,000.00	1,015.38	9.83	1.94%
ProFund VP Oil & Gas	1,000.00	1,015.58	9.63	1.90%
ProFund VP Pharmaceuticals	1,000.00	1,015.38	9.83	1.94%
ProFund VP Precious Metals	1,000.00	1,016.04	9.17	1.81%
ProFund VP Real Estate	1,000.00	1,015.48	9.73	1.92%
ProFund VP Semiconductor	1,000.00	1,015.18	10.03	1.98%
ProFund VP Technology	1,000.00	1,015.53	9.68	1.91%
ProFund VP Telecommunications	1,000.00	1,015.48	9.73	1.92%
ProFund VP Utilities	1,000.00	1,015.38	9.83	1.94%
ProFund VP U.S. Government Plus	1,000.00	1,017.29	7.91	1.56%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.29	8.92	1.76%
ProFund VP Money Market	1,000.00	1,017.80	7.41	1.46%

*	Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Information shown reflects values using the expense ratios for the period from November 22, 2004 (date of commencement of operations) to December 31, 2004 and has been annualized to reflect values for the period from July 1, 2004 to December 31, 2004.

PROFUNDS VP

Trustees and Officers of ProFunds
(Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite:	Directorship Search	86	Directorship
c/o ProFunds		October	Group, Inc. (Executive		Search
7501 Wisconsin Avenue,		1997 to	Recruitment): Managing		Group, Inc.
Suite 1000		present	Director [March 1993 to
Bethesda, MD 20814			present]
Birth Date: 1957

Michael C. Wachs	Trustee	Indefinite:	AMC Delancey Group,	86	AMC
c/o ProFunds		October	Inc. (Real Estate		Delancey
7501 Wisconsin Avenue,		1997 to	Development): Vice		Group, Inc.
Suite 1000		present	President [January 2001
Bethesda, MD 20814			to present]; Delancey
Birth Date: 1961			Investment Group, Inc.
(Real Estate Development):
Vice President [May 1996
to December 2000]

Interested Trustee
Michael L. Sapir *	Trustee	Indefinite:	Chairman and Chief	86	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the
Suite 1000		to present	Advisor [May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958

_______
* Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite:	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor[May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958

Louis M. Mayberg	President	Indefinite:	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	[May 1997 to present]
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant	Secretary	Indefinite:	Vice President and General
7501 Wisconsin Avenue,		February 2003 to present	Counsel of the Advisor
Suite 1000			[January 2005 to present];
Chief Legal Counsel [July
Bethesda, MD 20814			2001 to December 2004]
Birth Date: 1966			GE Investment Management
Inc; Vice President and
Associate General Counsel
[April 1998 to June 2001];
Kirkpatrick & Lockhart

PROFUNDS VP

Trustees and Officers of ProFunds (continued)
(Unaudited)

LLP; Attorney [Prior to April 1998]

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite:	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance officer to the
Suite 1000			Advisor [October 2002 to
Bethesda, MD 20814			present]; Counsel,
Birth Date: 1958			Compliance Officer and
Assistant Secretary -
Calvert Group, Ltd.
[January 1999 to
October 2002]

Troy A. Sheets	Treasurer	Indefinite:	BISYS Fund Services: Vice
3435 Stelzer Road		June 2002 to present	President of Financial
Columbus, Ohio 43219			Services [April 2002 to
Birth Date: 1971			present]; KPMG LLP: Senior
Manager [August 1993 to
March 2002]

John Danko	Vice President	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		August 1999 to present	Director of Client Services
Columbus, Ohio 43219			[February 1997 to present]
Birth Date: 1967

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the ProFund VP uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Beginning with the fiscal quarter ended September 30, 2004, Schedules of Portfolio Holding for periods ending September 30 and March 31 are available without charge on the Commission’s website at http://www.sec.gov.or may be reviewed and copied at the Commissions public Reference Room in Washington, D.C. Information on the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, “500”, and “S&P MidCap 400”, “Standard & Poor’s MidCap 400”, “S&P SmallCap 600”, “Standard & Poor’s SmallCap 600”, “S&P MidCap 400/Barra Growth Index”, “S&P MidCap 400/BarraValue Index”, “S&P SmallCap 600/Barra Growth Index”, and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones”, “Dow 30”, “Dow Jones Industrial Average®”, and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/04

Not just funds, ProFundsSM Classic ProFunds VP Bull Small-Cap Europe 30 Bond Benchmarked ProFund VP Rising Rates Opportunity

Annual Report
December 31, 2004

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition, Schedule of Portfolio Investments and Financial Statements
1	ProFund VP Bull
11	ProFund VP Small-Cap
23	ProFund VP Europe 30
29	ProFund VP Rising Rates Opportunity
34	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm
41	Expense Examples
42	Trustees and Officers of ProFunds

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds VP Annual Report to Shareholders for the 12 months ended December 31, 2004.

While the year began with impressive stock market gains that quickly fizzled, 2004 will likely be remembered for its strong finish. The S&P 500 gained a solid 10.88%, 9.23% in the fourth quarter alone, and the NASDAQ-100 rose 10.75%, after a 14.87% fourth quarter gain. Several broad trends remained in place: Global equity markets again generally outperformed U.S. markets. Small-capitalization stocks again significantly outperformed large-cap stocks. And the U.S. economy experienced another year of sturdy growth.

The biggest surprise may have been the resilience of the U.S. bond market. Though the Federal Reserve, confident the economic recovery was on track, initiated a series of hikes in the short-term Fed Funds rate, long-term interest rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier. The total return for the Long Bond was 8.86%.

To navigate today’s markets, many investors are looking for an edge – for strategies that go beyond the conventional. We are gratified that investors continue to discover the ProFunds VP innovative family, which provides opportunities for investors whether the market is rising, falling or moving sideways.

Your confidence has helped us grow by more than 33% this year alone. We ended the year with $7.5 billion in assets under management 1.

We deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

Past performance is no guarantee of future results.

There is no guarantee that any ProFund VP will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than at original purchase.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, short sale, small-cap company, international investing and repurchase agreement risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. ProFunds VP permit active investment strategies that can decrease performance and increase expenses.

1Includes portfolios not listed in the following Annual Report.

i

PROFUNDS VP

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors uses a quantitative approach in seeking to achieve the investment objectives of each ProFund VP. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. 1

Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends, or direction. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds VP seeks to provide daily correlation with their benchmarks. Mathematical compounding would prevent the ProFunds VP from achieving correlations with their benchmarks over periods of time other than daily.

Factors that materially affected the performance of each ProFund VP during 2004: 2

The major factors that influenced the performance of the ProFunds VP included the cumulative effect of the daily price performance of each ProFund VP’s benchmark, the amount of leverage, if any, employed by a ProFund VP and whether the ProFund VP is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFunds VP include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

  Benchmark Performance: The performance of the index or security underlying each ProFund VP’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indexes do not actually hold a portfolio of securities and /or financial instruments and therefore do not incur fees, expenses and transaction costs incurred by the ProFunds VP. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund VP’s benchmark, as well as for each ProFund VP’s performance.

  Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of an index’s or security’s daily return. The performance of ProFund VP UltraBull has a daily investment objective that is greater than 100% of the daily performance of an index or a security. This ProFund VP was impacted proportionately more by the daily performance of an index or security.

General Factors Affecting Benchmark and Fund Performance:

In 2004, the S&P 500 index rose by 10.88%, 9.23% in the fourth quarter alone. 3 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 19.23% in U.S. dollar terms.

We believe the major factors affecting domestic equity markets included continuing economic growth, a low real interest rate environment, and subdued inflation. Investor confidence in overall employment and business prospects seemed to outweigh the effects of pronounced geopolitical tensions, election-year divisions and surging crude oil prices.

For 2004 as a whole, the economy grew more rapidly than in the year earlier. Real (inflation-adjusted) Gross Domestic Product grew at an annualized rate of 4.4% in 2004, compared with 3.0% in 2003. The year’s growth was paced by strong consumer spending, especially on automobiles and other “durables” such as household furniture and appliances, electronic items and jewelry; a pick-up in business investment in equipment and software, and higher Government defense spending.

The Fed, confident that the economic recovery remained on track, initiated a series of one quarter percentage point increases in the Fed Funds rate. Beginning in June, it gradually raised the benchmark short-term rate from 1.0%, a 45-year low, to 2.25% as of December 31, 2004, still low by historical measures. Despite higher short-term interest rates, long-term rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier.

Factors more specific to the performance of each Benchmark and each ProFund are discussed in the pages that follow.

1 A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP
  UltraBull has a benchmark of 200% the daily return of the S&P 500® Index.
2 Past performance does not guarantee future results.
3 The index returns account for the theoretical reinvestment of dividends in the index.

ii

ProFund VP Bull

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2004, the Fund had a total return of 8.83% 1, compared to a return of 10.88% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500’s performance was range-bound in the first half of the year, during which time the index was negatively impacted by high oil prices, geopolitical concerns, and uncertainty surrounding the elections in the United States. These factors were offset by a strengthening U.S. economy that, by year end, had posted seven straight quarters of GDP growth in excess of 3%. The index managed to rally 15% by the end of the year from its August lows. Exxon (+28%) and General Electric (+21%) were the biggest contributors to the S&P 500 index return. On the opposite side, pharmaceutical giants Merck (-28%) and Pfizer (-22%) were the largest drag on the index performance.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from May 1, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual TotalReturn as of 12/31/04[1]

	1 Year	3 Year	Since Inception (5/1/01)
ProFund VP Bull	8.83%	1.28%	(1.87)%
S&P 500 Index	10.88%	3.59%	0.47%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
31.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm

1

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	83%
Futures Contracts	17%

Total Exposure	100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.20%
Financial	20.56%
Technology	12.39%
Industrial	11.65%
Communications	11.27%
Consumer, Cyclical	9.94%
Energy	7.14%
Utilities	2.93%
Basic Materials	2.92%

Average Market Capitalization:	$22,620,234,774

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Common Stocks (82.7%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	22,608	$1,855,439
Abbott Laboratories (Pharmaceuticals)	45,216	2,109,326
ACE, Ltd. (Insurance)	8,164	349,011
ADC Telecommunications, Inc. * (Telecommunications)	23,393	62,693
Adobe Systems, Inc. (Software)	6,908	433,408
Advanced Micro Devices, Inc.o (Semiconductors)	10,205	224,714
AES Corp. * (Electric)	18,683	255,397
Aetna, Inc. (Healthcare—Services)	4,396	548,401
Affiliated Computer Services, Inc.—Class A * (Computers)	3,768	226,796
AFLAC, Inc. (Insurance)	14,601	581,704
Agilent Technologies, Inc. * (Electronics)	14,130	340,533
Air Products & Chemicals, Inc. (Chemicals)	6,594	382,254
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	2,669	129,633
Albertson’s, Inc. (Food)	10,676	254,943
Alcoa, Inc. (Mining)	25,120	789,271
Allegheny Energy, Inc. * (Electric)	3,611	71,173
Allegheny Technologies, Inc. (Iron/Steel)	2,826	61,239
Allergan, Inc. (Pharmaceuticals)	3,768	305,472
Allied Waste Industries, Inc. * (Environmental Control)	9,263	85,961
Allstate Corp. (Insurance)	20,096	1,039,365
Alltel Corp. (Telecommunications)	8,949	525,843
Altera Corp. * (Semiconductors)	10,833	224,243
Altria Group, Inc. (Agriculture)	59,346	3,626,042
Ambac Financial Group, Inc. (Insurance)	3,140	257,888
Amerada Hess Corp. (Oil & Gas)	2,669	219,872
Ameren Corp. (Electric)	5,652	283,391
American Electric Power, Inc. (Electric)	11,461	393,571
American Express Co. (Diversified Financial Services)	36,738	2,070,922
American International Group, Inc. (Insurance)	75,360	4,948,891
American Power Conversion Corp. (Electrical Components & Equipment)	5,809	124,313
American Standard Cos. * (Building Materials)	6,123	253,002
AmerisourceBergen Corp. (Pharmaceuticals)	3,297	193,468
Amgen, Inc. * (Biotechnology)	36,581	2,346,671
AmSouth Bancorp (Banks)	10,205	264,310
Anadarko Petroleum Corp. (Oil & Gas)	7,222	468,058
Analog Devices, Inc. (Semiconductors)	10,990	405,751
Andrew Corp. * (Telecommunications)	4,710	64,197
Anheuser-Busch Companies, Inc. (Beverages)	23,236	1,178,762
AON Corp. (Insurance)	9,106	217,269
Apache Corp. (Oil & Gas)	9,420	476,369
Apartment Investment & Management Co.—Class A (Real Estate Investment Trust)	2,669	102,863
Apollo Group, Inc.—Class A * (Commercial Services)	5,652	456,173
Apple Computer, Inc. * (Computers)	11,147	717,867
Applera Corp.—Applied Biosystems Group (Electronics)	5,809	121,466
Applied Materials, Inc. * (Semiconductors)	49,141	840,311
Applied Micro Circuits Corp. * (Semiconductors)	9,106	38,336
Archer-Daniels-Midland Co. (Agriculture)	18,840	420,320
Archstone-Smith Trust (Real Estate Investment Trust)	5,495	210,459
Ashland, Inc. (Chemicals)	2,041	119,154
AT&T Corp. (Telecommunications)	22,922	436,893
Autodesk, Inc. (Software)	6,594	250,242
Automatic Data Processing, Inc. (Software)	16,956	751,999
AutoNation, Inc. * (Retail)	7,693	147,783
AutoZone, Inc. * (Retail)	2,355	215,035
Avaya, Inc. * (Telecommunications)	13,031	224,133
Avery Dennison Corp. (Household Products/Wares)	3,140	188,306
Avon Products, Inc. (Cosmetics/Personal Care)	13,659	528,603
Baker Hughes, Inc. (Oil & Gas Services)	9,734	415,350
Ball Corp. (Packaging & Containers)	3,297	145,001
Bank of America Corp. (Banks)	117,750	5,533,074
Bank of New York Company, Inc. (Banks)	22,451	750,312
Bard (C.R.), Inc. (Healthcare-Products)	2,983	190,852
Bausch & Lomb, Inc. (Healthcare-Products)	1,570	101,202
Baxter International, Inc. (Healthcare-Products)	17,741	612,774
BB&T Corp. (Banks)	16,014	673,389
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,983	305,191
Becton, Dickinson & Co. (Healthcare-Products)	7,222	410,210
Bed Bath & Beyond, Inc. * (Retail)	8,635	343,932
BellSouth Corp. (Telecommunications)	52,909	1,470,341
Bemis Company, Inc. (Packaging & Containers)	3,140	91,343
Best Buy Co., Inc. (Retail)	9,420	559,736
Big Lots, Inc. * (Retail)	3,297	39,993
Biogen Idec, Inc. * (Biotechnology)	9,734	648,382

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Biomet, Inc. (Healthcare-Products)	7,379	$320,175
BJ Services Co. (Oil & Gas Services)	4,710	219,203
Black & Decker Corp. (Hand/Machine Tools)	2,355	208,017
BMC Software, Inc. * (Software)	6,437	119,728
Boeing Co. (Aerospace/Defense)	24,335	1,259,823
Boston Scientific Corp. * (Healthcare-Products)	24,335	865,109
Bristol-Myers Squibb Co. (Pharmaceuticals)	56,363	1,444,020
Broadcom Corp.—Class A * (Semiconductors)	9,263	299,010
Brown-Forman Corp. (Beverages)	3,454	168,141
Brunswick Corp. (Leisure Time)	2,826	139,887
Burlington Northern Santa Fe Corp. (Transportation)	10,833	512,509
Burlington Resources, Inc. (Oil & Gas)	11,461	498,554
Calpine Corp. * (Electric)	12,874	50,724
Campbell Soup Co. (Food)	11,932	356,647
Capital One Financial Corp. (Diversified Financial Services)	7,065	594,944
Cardinal Health, Inc. (Pharmaceuticals)	12,403	721,234
Caremark Rx, Inc. * (Pharmaceuticals)	13,502	532,384
Carnival Corp. (Leisure Time)	18,369	1,058,605
Caterpillar, Inc. (Machinery-Construction & Mining)	9,891	964,471
Cendant Corp. (Commercial Services)	30,615	715,779
CenterPoint Energy, Inc. (Electric)	8,949	101,124
Centex Corp. (Home Builders)	3,611	215,143
CenturyTel, Inc. (Telecommunications)	3,925	139,220
ChevronTexaco Corp. (Oil & Gas)	61,701	3,239,920
Chiron Corp. * (Biotechnology)	5,495	183,148
Chubb Corp. (Insurance)	5,495	422,566
CIENA Corp. * (Telecommunications)	16,485	55,060
CIGNA Corp. (Insurance)	3,925	320,162
Cincinnati Financial Corp. (Insurance)	4,867	215,413
Cinergy Corp. (Electric)	5,181	215,685
Cintas Corp. (Textiles)	5,024	220,353
Circuit City Stores, Inc. (Retail)	5,809	90,853
Cisco Systems, Inc. * (Telecommunications)	195,622	3,775,504
CIT Group, Inc. (Diversified Financial Services)	5,652	258,975
Citigroup, Inc. (Diversified Financial Services)	149,935	7,223,869
Citizens Communications Co. (Telecommunications)	9,577	132,067
Citrix Systems, Inc. * (Software)	4,867	119,388
Clear Channel Communications, Inc. (Media)	17,113	573,114
Clorox Co. (Household Products/Wares)	6,123	360,828
CMS Energy Corp. * (Electric)	4,710	49,220
Coach, Inc. * (Apparel)	5,495	309,918
Coca-Cola Co. (Beverages)	70,179	2,921,552
Coca-Cola Enterprises, Inc. (Beverages)	13,502	281,517
Colgate-Palmolive Co. (Cosmetics/Personal Care)	15,386	787,148
Comcast Corp.—Special Class A * (Media)	64,684	2,152,684
Comerica, Inc. (Banks)	5,024	306,564
Compass Bancshares, Inc. (Banks)	3,454	168,106
Computer Associates International, Inc. (Software)	16,956	526,653
Computer Sciences Corp. * (Computers)	5,495	309,753
Compuware Corp. * (Software)	11,147	72,121
Comverse Technology, Inc. * (Telecommunications)	5,652	138,191
ConAgra Foods, Inc. (Food)	15,229	448,494
ConocoPhillips (Oil & Gas)	19,939	1,731,303
Consolidated Edison, Inc. (Electric)	7,065	309,094
Constellation Energy Group, Inc. (Electric)	5,024	219,599
Convergys Corp. * (Commercial Services)	4,082	61,189
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	2,669	181,198
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	2,198	47,367
Coors (Adolph) Co.– Class B (Beverages)	1,099	83,161
Corning, Inc. * (Telecommunications)	40,349	474,908
Costco Wholesale Corp. (Retail)	13,345	646,031
Countrywide Credit Industries, Inc. (Diversified Financial Services)	16,328	604,299
CSX Corp. (Transportation)	6,280	251,702
Cummins, Inc. (Machinery-Diversified)	1,256	105,240
CVS Corp. (Retail)	11,618	523,623
Dana Corp. (Auto Parts & Equipment)	4,396	76,183
Danaher Corp. (Miscellaneous Manufacturing)	8,949	513,762
Darden Restaurants, Inc. (Retail)	4,553	126,300
Deere & Co. (Machinery-Diversified)	7,222	537,317
Dell, Inc. * (Computers)	72,220	3,043,350
Delphi Corp. (Auto Parts & Equipment)	16,171	145,862
Delta Air Lines, Inc. * (Airlines)	3,611	27,010
Devon Energy Corp. (Oil & Gas)	14,130	549,940
Dillards, Inc.—Class A (Retail)	2,355	63,279
Dollar General Corp. (Retail)	9,577	198,914
Dominion Resources, Inc. (Electric)	9,577	648,745
Donnelley (Commercial Services)	6,280	221,621
Dover Corp. (Miscellaneous Manufacturing)	5,809	243,629
Dow Chemical Co. (Chemicals)	27,161	1,344,741
Dow Jones & Company, Inc. (Media)	2,355	101,406
DTE Energy Co. (Electric)	5,024	216,685
Du Pont (Chemicals)	28,888	1,416,956
Duke Energy Corp. (Electric)	27,161	687,987
Dynegy, Inc.—Class A * (Pipelines)	10,990	50,774
Eastman Chemical Co. (Chemicals)	2,198	126,891
Eastman Kodak Co. (Miscellaneous Manufacturing)	8,321	268,352
Eaton Corp. (Miscellaneous Manufacturing)	4,396	318,095
eBay, Inc. * (Internet)	19,154	2,227,227
Ecolab, Inc. (Chemicals)	7,379	259,224
Edison International (Electric)	9,420	301,723
El Paso Corp. (Pipelines)	18,526	192,670
Electronic Arts, Inc. * (Software)	8,792	542,291
Electronic Data Systems Corp. (Computers)	14,758	340,910
Eli Lilly & Co. (Pharmaceuticals)	32,656	1,853,228
EMC Corp. * (Computers)	69,551	1,034,223
Emerson Electric Co. (Electrical Components & Equipment)	12,089	847,438
Engelhard Corp. (Chemicals)	3,611	110,749
Entergy Corp. (Electric)	6,594	445,688
EOG Resources, Inc. (Oil & Gas)	3,454	246,477
Equifax, Inc. (Commercial Services)	3,925	110,293
Equity Office Properties Trust (Real Estate Investment Trust)	11,618	338,316
Equity Residential Properties Trust (Real Estate Investment Trust)	8,164	295,374
E *TRADE Financial Corp. * (Diversified Financial Services)	10,833	161,953
Exelon Corp. (Electric)	19,154	844,116
Express Scripts, Inc.—Class A * (Pharmaceuticals)	2,198	168,015
Exxon Mobil Corp. (Oil & Gas)	188,243	9,649,336
Family Dollar Stores, Inc. (Retail)	4,867	151,996
Fannie Mae (Diversified Financial Services)	27,946	1,990,035
Federated Department Stores, Inc. (Retail)	5,181	299,410
Federated Investors, Inc.—Class B (Diversified Financial Services)	3,140	95,456
FedEx Corp. (Transportation)	8,635	850,461
Fifth Third Bancorp (Banks)	16,485	779,411
First Data Corp. (Software)	24,806	1,055,247
First Horizon National Corp. (Banks)	3,611	155,670
FirstEnergy Corp. (Electric)	9,577	378,387
Fiserv, Inc. * (Software)	5,652	227,154
Fisher Scientific International, Inc. * (Electronics)	3,297	205,667
Fluor Corp. (Engineering & Construction)	2,355	128,371
Ford Motor Co. (Auto Manufacturers)	52,909	774,587
Forest Laboratories, Inc. * (Pharmaceuticals)	10,676	478,925
Fortune Brands, Inc. (Household Products/Wares)	4,239	327,166
FPL Group, Inc. (Electric)	5,338	399,016
Franklin Resources, Inc. (Diversified Financial Services)	7,222	503,012

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Freddie Mac (Diversified Financial Services)	19,939	$1,469,504
Freeport-McMoRan Copper & Gold, Inc.— Class B (Mining)	5,181	198,070
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	10,994	201,850
Gannett Co., Inc. (Media)	7,693	628,518
Gap, Inc. (Retail)	26,219	553,745
Gateway, Inc. * (Computers)	10,833	65,106
General Dynamics Corp. (Aerospace/Defense)	5,809	607,621
General Electric Co. (Miscellaneous Manufacturing)	305,522	11,151,553
General Mills, Inc. (Food)	10,990	546,313
General Motors Corp. (Auto Manufacturers)	16,328	654,100
Genuine Parts Co. (Distribution/Wholesale)	5,024	221,357
Genzyme Corp.—General Division * (Biotechnology)	6,594	382,914
Georgia Pacific Corp. (Forest Products & Paper)	7,536	282,449
Gilead Sciences, Inc. * (Pharmaceuticals)	12,403	433,981
Gillette Co. (Cosmetics/Personal Care)	29,045	1,300,635
Golden West Financial Corp. (Savings & Loans)	8,792	540,005
Goodrich Corp. (Aerospace/Defense)	3,454	112,739
Grainger (Distribution/Wholesale)	2,669	177,809
Great Lakes Chemical Corp. (Chemicals)	1,413	40,256
Guidant Corp. (Healthcare-Products)	9,106	656,543
H&R Block, Inc. (Commercial Services)	4,710	230,790
Halliburton Co. (Oil & Gas Services)	12,717	499,015
Harley-Davidson, Inc. (Leisure Time)	8,478	515,039
Harrah’s Entertainment, Inc. (Lodging)	3,297	220,536
Hartford Financial Services Group, Inc. (Insurance)	8,478	587,610
Hasbro, Inc. (Toys/Games/Hobbies)	5,181	100,408
HCA, Inc. (Healthcare-Services)	13,973	558,361
Health Management Associates, Inc.—Class A (Healthcare-Services)	7,065	160,517
Heinz (H.J.) Co. (Food)	10,048	391,772
Hercules, Inc. * (Chemicals)	3,297	48,960
Hershey Foods Corp. (Food)	7,065	392,390
Hewlett-Packard Co. (Computers)	87,449	1,833,806
Hilton Hotels Corp. (Lodging)	11,147	253,483
Home Depot, Inc. (Retail)	63,585	2,717,623
Honeywell International, Inc. (Miscellaneous Manufacturing)	24,806	878,380
Hospira, Inc. * (Pharmaceuticals)	4,553	152,526
Humana, Inc. * (Healthcare-Services)	4,553	135,179
Huntington Bancshares, Inc. (Banks)	6,594	163,399
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	8,792	814,843
IMS Health, Inc. (Software)	6,751	156,691
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	5,024	403,427
Intel Corp. (Semiconductors)	185,574	4,340,576
International Business Machines Corp. (Computers)	48,513	4,782,411
International Flavors & Fragrances, Inc. (Chemicals)	2,669	114,340
International Game Technology (Entertainment)	10,048	345,450
International Paper Co. (Forest Products & Paper)	14,130	593,460
Interpublic Group of Companies, Inc. * (Advertising)	12,246	164,096
Intuit, Inc. * (Software)	5,495	241,835
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,669	225,397
J.C. Penney,Inc. (Retail)	8,321	344,489
J.P. Morgan Chase & Co. (Diversified Financial Services)	103,149	4,023,843
Jabil Circuit, Inc. * (Electronics)	5,809	148,594
Janus Capital Group, Inc. (Diversified Financial Services)	6,908	116,123
JDS Uniphase Corp. * (Telecommunications)	41,605	131,888
Jefferson-Pilot Corp. (Insurance)	3,925	203,943
Johnson & Johnson (Healthcare-Products)	85,879	5,446,445
Johnson Controls, Inc. (Auto Parts & Equipment)	5,495	348,603
Jones Apparel Group, Inc. (Apparel)	3,611	132,054
KB Home (Home Builders)	1,413	147,517
Kellogg Co. (Food)	11,932	532,883
Kerr-McGee Corp. (Oil & Gas)	4,396	254,045
KeyCorp (Banks)	11,775	399,173
KeySpan Corp. (Gas)	4,710	185,810
Kimberly-Clark Corp. (Household Products/Wares)	14,287	940,228
Kinder Morgan, Inc. (Pipelines)	3,611	264,073
King Pharmaceuticals, Inc. * (Pharmaceuticals)	7,065	87,606
KLA -Tencor Corp. * (Semiconductors)	5,652	263,270
Knight-Ridder, Inc. (Media)	2,198	147,134
Kohls Corp. * (Retail)	9,891	486,340
Kroger Co. * (Food)	21,352	374,514
L-3 Communications Holdings, Inc. (Aerospace/Defense)	3,140	229,974
Laboratory Corp.of America Holdings * (Healthcare-Services)	3,925	195,544
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	5,495	156,223
Lexmark International Group, Inc. * (Computers)	3,768	320,280
Limited, Inc. (Retail)	13,659	314,430
Lincoln National Corp. (Insurance)	5,024	234,520
Linear Technology Corp. (Semiconductors)	8,949	346,863
Liz Claiborne, Inc. (Apparel)	3,140	132,539
Lockheed Martin Corp. (Aerospace/Defense)	12,874	715,151
Loews Corp. (Insurance)	5,338	375,261
Louisiana-Pacific Corp. (Forest Products & Paper)	3,140	83,964
Lowe’s Cos., Inc. (Retail)	22,608	1,301,995
LSI Logic Corp. * (Semiconductors)	11,147	61,086
Lucent Technologies, Inc. * (Telecommunications)	124,658	468,714
M&T Bank Corp. (Banks)	3,454	372,479
Manor Care, Inc. (Healthcare-Services)	2,512	89,000
Marathon Oil Corp. (Oil & Gas)	10,048	377,905
Marriott International, Inc.—Class A (Lodging)	6,594	415,291
Marsh & McLennan Companies, Inc. (Insurance)	15,072	495,869
Marshall & Ilsley Corp. (Banks)	6,437	284,515
Masco Corp. (Building Materials)	12,560	458,817
Mattel, Inc. (Toys/Games/Hobbies)	11,932	232,554
Maxim Integrated Products, Inc. (Semiconductors)	9,420	399,314
May Department Stores Co. (Retail)	8,478	249,253
Maytag Corp. (Home Furnishings)	2,355	49,691
MBIA, Inc. (Insurance)	4,082	258,309
MBNA Corp. (Diversified Financial Services)	36,895	1,040,070
McCormick & Co., Inc. (Food)	3,925	151,505
McDonald’s Corp. (Retail)	36,424	1,167,753
McGraw-Hill Companies, Inc. (Media)	5,495	503,012
McKesson Corp. (Commercial Services)	8,478	266,718
MeadWestvaco Corp. (Forest Products & Paper)	5,809	196,867
Medco Health Solutions, Inc. * (Pharmaceuticals)	7,850	326,560
MedImmune, Inc. * (Biotechnology)	7,222	195,788
Medtronic, Inc. (Healthcare-Products)	35,011	1,738,996
Mellon Financial Corp. (Banks)	12,246	380,973
Merck & Co., Inc. (Pharmaceuticals)	64,213	2,063,806
Mercury Interactive Corp. * (Software)	2,669	121,573
Meredith Corp. (Media)	1,413	76,585
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,936	115,715
MetLife, Inc. (Insurance)	21,666	877,690
MGIC Investment Corp. (Insurance)	2,826	194,740
Micron Technology, Inc. * (Semiconductors)	17,741	219,101
Microsoft Corp. (Software)	314,628	8,403,713
Millipore Corp. * (Biotechnology)	1,413	70,382
Molex, Inc. (Electrical Components & Equipment)	5,495	164,850
Monsanto Co. (Agriculture)	7,693	427,346
Monster Worldwide, Inc. * (Internet)	3,454	116,193
Moody’s Corp. (Commercial Services)	4,239	368,157
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	31,714	1,760,761

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Motorola, Inc. (Telecommunications)	68,295	$1,174,674
Mylan Laboratories, Inc. (Pharmaceuticals)	7,850	138,788
Nabors Industries, Ltd. * (Oil & Gas)	4,239	217,418
National City Corp. (Banks)	19,154	719,233
National Semiconductor Corp. (Semiconductors)	10,362	185,998
Navistar International Corp. * (Auto Manufacturers)	2,041	89,763
NCR Corp. * (Computers)	2,669	184,775
Neenah Paper, Inc. * (Forest Products & Paper)	424	13,822
Network Appliance, Inc. * (Computers)	10,362	344,226
New York Times Co.—Class A (Media)	4,239	172,951
Newell Rubbermaid, Inc. (Housewares)	8,007	193,689
Newmont Mining Corp. (Mining)	12,874	571,734
News Corp.—Class A (Media)	73,162	1,365,203
Nextel Communications, Inc.—Class A * (Telecommunications)	32,185	965,550
NICOR, Inc. (Gas)	1,256	46,397
NIKE, Inc.—Class B (Apparel)	7,693	697,679
NiSource, Inc. (Electric)	7,693	175,247
Noble Corp. * (Oil & Gas)	3,925	195,230
Nordstrom, Inc. (Retail)	4,082	190,752
Norfolk Southern Corp. (Transportation)	11,461	414,774
North Fork Bancorp, Inc. (Banks)	7,536	217,414
Northern Trust Corp. (Banks)	6,437	312,709
Northrop Grumman Corp. (Aerospace/Defense)	10,362	563,278
Novell, Inc. * (Software)	11,147	75,242
Novellus Systems, Inc. * (Semiconductors)	4,082	113,847
Nucor Corp. (Iron/Steel)	4,710	246,522
NVIDIA Corp. * (Semiconductors)	4,867	114,667
Occidental Petroleum Corp. (Oil & Gas)	11,304	659,701
Office Depot, Inc. * (Retail)	9,106	158,080
OfficeMax, Inc. (Retail)	2,512	78,827
Omnicom Group, Inc. (Advertising)	5,495	463,339
Oracle Corp. * (Software)	149,621	2,052,800
PACCAR, Inc. (Auto Manufacturers)	5,024	404,332
Pactiv Corp. * (Packaging & Containers)	4,396	111,175
Pall Corp. (Miscellaneous Manufacturing)	3,611	104,538
Parametric Technology Corp. * (Software)	7,850	46,237
Parker Hannifin Corp. (Miscellaneous Manufacturing)	3,454	261,606
Paychex, Inc. (Commercial Services)	10,990	374,539
Peoples Energy Corp. (Gas)	1,099	48,301
PeopleSoft, Inc. * (Software)	10,676	282,700
PepsiCo, Inc. (Beverages)	48,984	2,556,965
PerkinElmer, Inc. (Electronics)	3,768	84,742
Pfizer, Inc. (Pharmaceuticals)	218,544	5,876,649
PG&E Corp. * (Electric)	11,618	386,647
Phelps Dodge Corp. (Mining)	2,669	264,017
Pinnacle West Capital Corp. (Electric)	2,669	118,530
Pitney Bowes, Inc. (Office/Business Equipment)	6,751	312,436
Plum Creek Timber Company, Inc. (Forest Products & Paper)	5,338	205,193
PMC-Sierra, Inc. * (Semiconductors)	5,181	58,286
PNC Financial Services Group (Banks)	8,164	468,940
Power-One, Inc. * (Electrical Components & Equipment)	2,355	21,007
PPG Industries, Inc. (Chemicals)	5,024	342,436
PPL Corp. (Electric)	5,495	292,774
Praxair, Inc. (Chemicals)	9,420	415,893
Principal Financial Group, Inc. (Insurance)	9,106	372,800
Procter & Gamble Co. (Cosmetics/Personal Care)	73,633	4,055,706
Progress Energy, Inc. (Electric)	7,065	319,621
Progressive Corp. (Insurance)	6,280	532,795
Prologis (Real Estate Investment Trust)	5,338	231,296
Providian Financial Corp. * (Diversified Financial Services)	8,478	139,633
Prudential Financial, Inc. (Insurance)	15,072	828,357
Public Service Enterprise Group, Inc. (Electric)	6,908	357,627
Pulte Homes, Inc. (Home Builders)	3,611	230,382
QLogic Corp. * (Semiconductors)	2,669	98,032
Qualcomm, Inc. (Telecommunications)	47,100	1,997,040
Quest Diagnostics, Inc. (Healthcare-Services)	2,983	285,026
Qwest Communications International, Inc. * (Telecommunications)	52,595	233,522
RadioShack Corp. (Retail)	4,553	149,703
Raytheon Co. (Aerospace/Defense)	13,031	505,994
Reebok International, Ltd. (Apparel)	1,727	75,988
Regions Financial Corp. (Banks)	13,345	474,949
Reynolds American, Inc. (Agriculture)	4,239	333,185
Robert Half International, Inc. (Commercial Services)	5,024	147,856
Rockwell Collins, Inc. (Aerospace/Defense)	5,181	204,339
Rockwell International Corp. (Machinery-Diversified)	5,338	264,498
Rohm & Haas Co. (Chemicals)	6,437	284,709
Rowan Companies, Inc. * (Oil & Gas)	3,140	81,326
Ryder System, Inc. (Transportation)	1,884	89,999
Sabre Holdings Corp. (Leisure Time)	3,925	86,978
SAFECO Corp. (Insurance)	4,082	213,244
Safeway, Inc. * (Food)	12,874	254,133
Sanmina-SCI Corp. * (Electronics)	15,072	127,660
Sara Lee Corp. (Food)	22,922	553,337
SBC Communications, Inc. (Telecommunications)	95,927	2,472,039
Schering-Plough Corp. (Pharmaceuticals)	42,547	888,381
Schlumberger, Ltd. (Oil & Gas Services)	17,113	1,145,716
Schwab (Diversified Financial Services)	39,564	473,185
Scientific-Atlanta, Inc. (Telecommunications)	4,396	145,112
Sealed Air Corp. * (Packaging & Containers)	2,355	125,451
Sears, Roebuck & Co. (Retail)	6,123	312,457
Sempra Energy (Gas)	6,751	247,626
Sherwin-Williams Co. (Chemicals)	4,082	182,180
Siebel Systems, Inc. * (Software)	14,601	153,311
Sigma-Aldrich Corp. (Chemicals)	2,041	123,399
Simon Property Group, Inc. (Real Estate Investment Trust)	5,966	385,820
SLM Corp. (Diversified Financial Services)	12,560	670,578
Snap-on, Inc. (Hand/Machine Tools)	1,727	59,340
Solectron Corp. * (Electronics)	27,789	148,115
Southern Co. (Electric)	21,352	715,718
Southwest Airlines Co. (Airlines)	22,922	373,170
Sovereign Bancorp, Inc. (Savings & Loans)	9,891	223,042
Sprint Corp. (Telecommunications)	42,076	1,045,589
St.Jude Medical, Inc. * (Healthcare-Products)	10,362	434,479
St.Paul Companies, Inc. (Insurance)	19,311	715,859
Stanley Works (Hand/Machine Tools)	2,355	115,371
Staples, Inc. (Retail)	14,444	486,907
Starbucks Corp. * (Retail)	11,461	714,708
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	5,966	348,414
State Street Corp. (Banks)	9,734	478,134
Stryker Corp. (Healthcare-Products)	11,618	560,569
Sun Microsystems, Inc. * (Computers)	96,241	517,777
SunGard Data Systems, Inc. * (Computers)	8,321	235,734
Sunoco, Inc. (Oil & Gas)	2,198	179,599
SunTrust Banks, Inc. (Banks)	8,164	603,156
SuperValu, Inc. (Food)	3,925	135,491
Symantec Corp. * (Internet)	18,212	469,141
Symbol Technologies, Inc. (Electronics)	6,908	119,508
Synovus Financial Corp. (Banks)	8,949	255,762
Sysco Corp. (Food)	18,526	707,137
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,611	224,604
Target Corp. (Retail)	26,062	1,353,400
TECO Energy, Inc. (Electric)	5,809	89,110
Tektronix, Inc. (Electronics)	2,512	75,888
Tellabs, Inc. * (Telecommunications)	12,089	103,845
Temple-Inland, Inc. (Forest Products & Paper)	1,570	107,388

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Tenet Healthcare Corp. * (Healthcare-Services)	13,502	$148,252
Teradyne, Inc. * (Semiconductors)	5,652	96,480
Texas Instruments, Inc. (Semiconductors)	50,083	1,233,043
Textron, Inc. (Miscellaneous Manufacturing)	4,082	301,252
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	5,024	73,652
The Pepsi Bottling Group, Inc. (Beverages)	7,379	199,528
Thermo Electron Corp. * (Electronics)	4,710	142,195
Tiffany & Co. (Retail)	4,239	135,521
Time Warner, Inc. * (Media)	132,351	2,572,904
TJX Companies, Inc. (Retail)	14,130	355,087
Torchmark Corp. (Insurance)	3,140	179,420
Toys R Us, Inc. * (Retail)	6,123	125,338
Transocean Sedco Forex, Inc. * (Oil & Gas)	9,263	392,659
Tribune Co. (Media)	9,263	390,343
TXU Corp. (Electric)	8,635	557,476
Tyco International, Ltd. (Miscellaneous Manufacturing)	58,090	2,076,137
U.S. Bancorp (Banks)	54,322	1,701,365
Union Pacific Corp. (Transportation)	7,536	506,796
Unisys Corp. * (Computers)	9,734	99,092
United Parcel Service, Inc.—Class B (Transportation)	32,499	2,777,365
United States Steel Corp. (Iron/Steel)	3,297	168,971
United Technologies Corp. (Aerospace/Defense)	14,758	1,525,238
UnitedHealth Group, Inc. (Healthcare-Services)	19,311	1,699,946
Univision Communications, Inc.—Class A * (Media)	9,263	271,128
Unocal Corp. (Oil & Gas)	7,693	332,645
UnumProvident Corp. (Insurance)	8,635	154,912
UST, Inc. (Agriculture)	4,710	226,598
Valero Energy Corp. (Oil & Gas)	7,536	342,134
Veritas Software Corp. * (Software)	12,560	358,588
Verizon Communications, Inc. (Telecommunications)	80,070	3,243,636
V.F. Corp. (Apparel)	3,140	173,893
Viacom, Inc.—Class B (Media)	50,240	1,828,234
Visteon Corp. (Auto Parts & Equipment)	3,768	36,813
Vulcan Materials Co. (Building Materials)	2,983	162,902
Wachovia Corp.(Banks)	46,034	2,421,388
Wal-Mart Stores, Inc. (Retail)	122,774	6,484,924
Walgreen Co. (Retail)	29,673	1,138,553
Walt Disney Co. (Media)	59,503	1,654,183
Washington Mutual, Inc. (Savings & Loans)	25,277	1,068,711
Waste Management, Inc. (Environmental Control)	16,799	502,962
Waters Corp. * (Electronics)	3,454	161,613
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	3,140	103,023
WellPoint, Inc. * (Healthcare-Services)	8,635	993,025
Wells Fargo & Co. (Banks)	48,827	3,034,599
Wendy’s International, Inc. (Retail)	3,297	129,440
Weyerhaeuser Co. (Forest Products & Paper)	6,908	464,356
Whirlpool Corp. (Home Furnishings)	1,884	130,391
Williams Companies, Inc. (Pipelines)	15,072	245,523
Wrigley (Wm.) Jr.Co. (Food)	6,437	445,376
Wyeth (Pharmaceuticals)	38,622	1,644,911
Xcel Energy, Inc. (Electric)	11,618	211,448
Xerox Corp. * (Office/Business Equipment)	24,335	413,939
Xilinx, Inc. (Semiconductors)	10,048	297,923
XL Capital, Ltd.—Class A (Insurance)	4,082	316,967
Yahoo!, Inc. * (Internet)	39,407	1,484,856
YUM! Brands, Inc. (Retail)	8,478	399,992
Zimmer Holdings, Inc. * (Healthcare-Products)	7,065	566,048
Zions Bancorp (Banks)	2,512	170,891

TOTAL COMMON STOCKS
(Cost $267,820,427).		323,502,763

Repurchase Agreements (18.2%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $71,188,898 (Collateralized by $72,629,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $72,604,362)	$71,180,000	71,180,000

TOTAL REPURCHASE AGREEMENTS
(Cost $71,180,000)		71,180,000

TOTAL INVESTMENT SECURITIES
(Cost $339,000,427)—100.9%.		394,682,763
Net other assets (liabilities)—(0.9)%		(3,425,687)

NET ASSETS—100.0%		$391,257,076

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $65,518,200)	216	$1,296,016

*	Non-income producing security

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of December 31 2004:
Advertising	0.2%
Aerospace/Defense	1.5%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.4%
Beverages	1.9%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	1.7%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.0%
Electric	2.3%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare-Products	3.0%
Healthcare-Services	1.2%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	NM

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2004

Insurance	3.8%
Internet	1.1%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.3%
Machinery-Diversified	0.2%
Machinery-Construction & Mining	0.2%
Media	3.2%
Mining	0.5%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.2%
Oil & Gas	5.1%
Oil & Gas Services	0.6%
Packaging & Containers	0.1%
Pharmaceuticals	5.0%
Pipelines	0.2%
Real Estate Investment Trust	0.4%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	4.1%
Telecommunications	5.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other **	17.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $267,820,427)	$323,502,763
Repurchase agreements, at cost	71,180,000

Total Investments	394,682,763
Cash	110,969
Segregated cash balances with brokers for futures contracts	4,876,684
Dividends and interest receivable	409,759
Receivable for capital shares issued	6,373,561
Prepaid expenses	962

Total Assets	406,454,698

Liabilities:
Payable for investments purchased	14,398,780
Variation margin on futures contracts	134,342
Advisory fees payable	229,205
Management services fees payable	45,842
Administration fees payable.	9,313
Administrative services fees payable	172,286
Distribution fees payable	117,279
Other accrued expenses	90,575

Total Liabilities	15,197,622

Net Assets	$391,257,076

Net Assets consist of:
Capital	$363,832,756
Accumulated net investment income (loss)	634,599
Accumulated net realized gains (losses) on investments	(30,188,631)
Net unrealized appreciation (depreciation) on investments	56,978,352

Net Assets	$391,257,076

Shares of Beneficial Interest Outstanding	14,179,755

Net Asset Value (offering and redemption price per share)	$27.59

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$5,160,295
Interest	551,331

Total Investment Income	5,711,626

Expenses:
Advisory fees	2,141,117
Management services fees	428,228
Administration fees	94,380
Transfer agency fees	97,231
Administrative service fees	1,208,369
Distribution fees	713,706
Custody fees	109,611
Fund accounting fees	134,010
Other fees	150,375

Total Expenses	5,077,027

Net Investment Income (Loss)	634,599

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(11,343,493)
Net realized gains (losses) on futures contracts	1,883,538
Change in net unrealized appreciation/depreciation on investments	30,619,700

Net Realized and Unrealized Gains (Losses) on Investments	21,159,745

Change in Net Assets Resulting from Operations	$21,794,344

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$634,599	$(265,939)
Net realized gains (losses) on investments	(9,459,955)	(2,327,929)
Change in net unrealized appreciation/depreciation on investments	30,619,700	23,852,721

Change in net assets resulting from operations	21,794,344	21,258,853

Distributions to Shareholders From:
Net realized gains on investments	(4,679,238)	—

Change in net assets resulting from distributions	(4,679,238)	—

Capital Transactions:
Proceeds from shares issued	1,845,105,839	1,127,316,089
Dividends reinvested	4,679,238	—
Cost of shares redeemed	(1,698,766,076)	(1,018,201,486)

Change in net assets resulting from capital transactions	151,019,001	109,114,603

Change in net assets	168,134,107	130,373,456
Net Assets:
Beginning of period	223,122,969	92,749,513

End of period	$391,257,076	$223,122,969

Accumulated net investment income (loss)	$634,599	$—

Share Transactions:
Issued	70,782,427	50,115,935
Reinvested	176,641	—
Redeemed	(65,453,257)	(45,970,517)

Change in shares	5,505,811	4,145,418

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$25.72	$20.48		$26.94		$30.00

Investment Activities:
Net investment income (loss)	0.06 (b)	(0.05	) (b)	(0.04	) (b)	(0.11	) (b)

Net realized and unrealized gains (losses) on investments	2.19	5.29		(6.42)		(2.95)

Total income (loss) from investment activities	2.25	5.24		(6.46)		(3.06)

Distributions to Shareholders From:
Net realized gains on investments	(0.38)	—		—		—

Net Asset Value, End of Period	$27.59	$25.72		$20.48		$26.94

Total Return	8.83%	25.59%		(23.98)%		(10.20	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.78%	1.87%		1.91%		2.25%
Net expenses (d)	1.78%	1.87%		1.91%		2.25%
Net investment income (loss) (d)	0.22%	(0.24)%		(0.18)%		(0.60)%

Supplemental Data:
Net assets, end of period (000’s)	$391,257	$223,123		$92,750		$20,586
Portfolio turnover rate (e)	202%	392%		260%		325	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Small-Cap

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2004, the Fund had a total return of 16.74% 1, compared to a return of 18.44% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

For the sixth straight year, the Russell 2000 beat the Russell 1000, which marks the longest streak of small-cap outperformance in the history of the Russell indexes (beginning in 1979). Small-cap stocks sprinted to the finish in a broad based rally, posting a fourth quarter total return of 14.16%. All sectors within the Russell 2000 returned double digit gains for the year, with the exception of technology which was down slightly. Energy, Basic Materials, and Real Estate Investment Trusts all posted impressive gains that contributed to the strong performance of the index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (5/1/01)
ProFund VP Small-Cap	16.74%	8.93%	5.82%
Russell 2000 Index	18.44%	11.53%	9.55%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	74%
Futures Contracts	24%
Swap Agreements	3%

Total Exposure	101%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
Russell 2000 - Composition
% of Index

Financial	21.97%
Consumer, Non-cyclical	17.99%
Industrial	14.72%
Consumer, Cyclical	13.77%
Technology	9.73%
Communications	8.49%
Energy	5.16%
Basic Materials	4.76%
Utilities	3.30%
Diversified	0.11%

Average Market Capitalization:	$703,043,048

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks (73.8%)
	Shares	Value

21st Century Insurance Group (Insurance)	4,202	$57,147
99 Cents Only Stores * (Retail)	9,550	154,328
A.C. Moore Arts & Crafts, Inc. * (Retail)	2,674	77,038
AAR Corp. * (Aerospace/Defense)	6,494	88,448
Aaron Rents, Inc. (Commercial Services)	6,876	171,900
Abaxis, Inc. * (Healthcare-Products)	3,438	49,817
Abgenix, Inc. * (Pharmaceuticals)	16,044	165,895
ABM Industries, Inc. (Commercial Services)	7,258	143,128
Acadia Realty Trust (Real Estate Investment Trust)	4,966	80,946
Actuant Corp. * (Miscellaneous Manufacturing)	4,202	219,134
Acuity Brands, Inc. (Miscellaneous Manufacturing)	5,348	170,066
Adaptec, Inc. * (Telecommunications)	20,628	156,567
Advanced Digital Information Corp. * (Computers)	12,606	126,312
Advisory Board Co. * (Commercial Services)	3,438	126,793
ADVO, Inc. (Advertising)	5,348	190,656
Affordable Residential Communities (Real Estate Investment Trust)	4,966	71,262
Agile Software Corp. * (Internet)	10,314	84,265
AirTran Holdings, Inc. * (Airlines)	8,786	94,010
AK Steel Holding Corp. * (Iron/Steel)	21,392	309,543
Alabama National BanCorp (Banks)	2,292	147,834
Alamosa Holdings, Inc. * (Telecommunications)	12,606	157,197
Albany International Corp.—Class A (Machinery-Diversified)	4,966	174,605
Albany Molecular Research, Inc. * (Commercial Services)	4,584	51,066
Albemarle Corp. (Chemicals)	3,438	133,085
Alfa Corp. (Insurance)	6,494	98,611
Alkermes, Inc. * (Pharmaceuticals)	14,898	209,913
Allegheny Technologies, Inc. (Iron/Steel)	10,696	231,782
Alliance Gaming Corp. * (Entertainment)	9,932	137,161
Alpharma, Inc. (Pharmaceuticals)	4,202	71,224
Altiris, Inc. * (Software)	4,202	148,877
AMCOL International Corp. (Mining)	4,202	84,418
American Medical Systems Holdings, Inc. * (Healthcare-Products)	4,966	207,628
American States Water Co. (Water)	3,056	79,456
American Woodmark Corp. (Home Furnishings)	2,292	100,115
AMERIGROUP Corp. * (Healthcare-Services)	1,528	115,608
Amis Holdings, Inc. * (Semiconductors)	6,112	100,970
Amli Residential Properties Trust (Real Estate Investment Trust)	4,966	158,912
AmSurg Corp. * (Healthcare-Services)	5,730	169,264
Anaren Microwave, Inc. * (Telecommunications)	4,202	54,458
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,820	111,353
Anixter International, Inc. (Telecommunications)	4,966	178,726
ANSYS, Inc. * (Software)	6,112	195,951
Anteon International Corp. * (Computers)	4,584	191,886
Anthracite Capital, Inc. (Real Estate Investment Trust)	8,786	108,595
Apogee Enterprises, Inc. (Building Materials)	5,348	71,717
Apollo Investment Corp. (Investment Companies)	12,248	184,945
Applera Corp.—Celera Genomics Group * (Biotechnology)	14,134	194,342
Applied Industrial Technologies, Inc. (Machinery-Diversified)	5,106	139,904
Apria Healthcare Group, Inc. * (Healthcare-Services)	4,584	151,043
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,584	241,944
aQuantive, Inc. * (Internet)	9,168	81,962
Aquila, Inc. * (Electric)	38,200	140,958
Arbitron, Inc. * (Commercial Services)	3,056	119,734
Arch Chemicals, Inc. (Chemicals)	4,202	120,934
Arctic Cat, Inc. (Leisure Time)	2,674	70,914
Argonaut Group, Inc. * (Insurance)	4,584	96,860
Ariad Pharmaceuticals, Inc. * (Biotechnology)	10,314	76,633
Ariba, Inc. * (Internet)	8,786	145,848
Arkansas Best Corp. (Transportation)	4,202	188,628
Armor Holdings, Inc. * (Aerospace/Defense)	4,584	215,540
Ascential Software Corp. * (Software)	11,460	186,913
Associated Banc-Corp (Banks)	2,486	82,560
Atherogenics, Inc. * (Pharmaceuticals)	7,258	170,998
Avanex Corp. * (Telecommunications)	15,662	51,841
Aviall, Inc. * (Distribution/Wholesale)	4,584	105,294
Avista Corp. (Electric)	6,112	107,999
Axcelis Technologies, Inc. * (Semiconductors)	18,718	152,177
Aztar Corp. * (Lodging)	3,056	106,716
Baldor Electric Co. (Hand/Machine Tools)	5,730	157,747
BancorpSouth, Inc. (Banks)	11,842	288,590
Bandag, Inc. (Auto Parts & Equipment)	1,910	95,137
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	4,584	91,222

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Banner Corp. (Banks)	1,910	$59,573
Banta Corp. (Commercial Services)	2,674	119,688
BE Aerospace, Inc. * (Aerospace/Defense)	7,258	84,483
Bel Fuse, Inc.—Class B (Electronics)	2,292	77,447
Benchmark Electronics, Inc. * (Electronics)	7,258	247,497
Berry Petroleum Co.—Class A (Oil & Gas)	3,438	163,993
Beverly Enterprises, Inc. * (Healthcare-Services)	21,010	192,242
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	12,606	80,552
Black Box Corp. (Telecommunications)	3,056	146,749
Black Hills Corp. (Electric)	3,438	105,478
Blue Coat Systems, Inc. * (Internet)	1,910	35,545
Blyth, Inc. (Household Products/Wares)	3,820	112,919
Bone Care International, Inc. * (Pharmaceuticals)	3,056	85,110
Boston Private Financial Holdings, Inc. (Banks)	5,348	150,653
Bowne & Co., Inc. (Commercial Services)	6,876	111,804
Boyd Gaming Corp. (Lodging)	2,674	111,372
Brady Corp.—Class A (Electronics)	3,438	215,116
Brandywine Realty Trust (Real Estate Investment Trust)	4,584	134,724
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,674	173,168
Broadwing Corp. * (Telecommunications)	7,640	69,600
Brocade Communications Systems, Inc. * (Computers)	50,042	382,322
Brooks Automation, Inc. * (Semiconductors)	8,022	138,139
Brown Shoe Company, Inc. (Retail)	3,438	102,556
Brush Engineered Materials, Inc. * (Mining)	3,438	63,603
Buckeye Technologies, Inc. * (Forest Products & Paper)	5,730	74,547
Burlington Coat Factory Warehouse Corp. (Retail)	3,438	78,043
C&D Technologies, Inc. (Electrical Components & Equipment)	4,202	71,602
C-COR.net Corp. * (Telecommunications)	8,404	78,157
Cabot Microelectronics Corp. * (Chemicals)	4,202	168,290
California Pizza Kitchen, Inc. * (Retail)	3,820	87,860
California Water Service Group (Water)	3,056	115,058
Callaway Golf Co. (Leisure Time)	11,842	159,867
Calpine Corp. * (Electric)	81,366	320,582
Cambrex Corp. (Biotechnology)	4,584	124,226
Capital City Bank Group, Inc. (Banks)	1,910	79,838
Caraustar Industries, Inc. * (Forest Products & Paper)	5,730	96,379
Carpenter Technology Corp. (Iron/Steel)	3,820	223,317
Cascade Bancorp (Banks)	3,438	69,516
Cascade Corp. (Machinery-Diversified)	1,910	76,305
Casella Waste Systems, Inc. * (Environmental Control)	3,820	55,925
Casey’s General Stores, Inc. (Retail)	9,932	180,266
Cash America International, Inc. (Retail)	5,730	170,353
Catalina Marketing Corp. (Advertising)	9,168	271,648
Cathay Bancorp, Inc. (Banks)	8,404	315,150
Cell Therapeutics, Inc. * (Pharmaceuticals)	9,932	80,846
Centene Corp. * (Healthcare-Services)	7,640	216,594
Central Pacific Financial Corp. (Banks)	3,997	144,571
Central Parking Corp. (Commercial Services)	3,438	52,086
Century Aluminum Co. * (Mining)	3,438	90,282
CH Energy Group, Inc. (Electric)	3,056	146,841
Champion Enterprises, Inc. * (Home Builders)	12,224	144,488
Charles River Associates, Inc. * (Commercial Services)	1,910	89,331
Charles River Laboratories International, Inc. * (Biotechnology)	1,879	86,453
Charming Shoppes, Inc. * (Retail)	22,538	211,181
Charter Communications, Inc.—Class A * (Media)	52,716	118,084
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	6,876	168,049
Chattem, Inc. * (Cosmetics/Personal Care)	3,438	113,798
Checkpoint Systems, Inc. * (Electronics)	6,494	117,217
Chemical Financial Corp. (Banks)	4,584	196,745
Cheniere Energy, Inc. * (Oil & Gas)	3,820	243,334
Chesapeake Corp. (Packaging & Containers)	3,820	103,751
Chiquita Brands International, Inc. (Food)	6,876	151,685
Chittenden Corp. (Banks)	5,143	147,758
Chordiant Software, Inc. * (Internet)	14,134	32,226
Christopher & Banks Corp. (Retail)	6,494	119,814
Churchill Downs, Inc. (Entertainment)	1,528	68,302
Ciber, Inc. * (Computers)	9,932	95,744
Cimarex Energy Co. * (Oil & Gas)	7,258	275,078
Cincinnati Bell, Inc. * (Telecommunications)	48,132	199,748
Circor International, Inc. (Metal Fabricate/Hardware)	3,056	70,777
Citizens Banking Corp. (Banks)	8,404	288,677
City Holding Co. (Banks)	3,438	124,593
CKE Restaurants, Inc. * (Retail)	10,314	149,656
Clarcor, Inc. (Miscellaneous Manufacturing)	2,674	146,455
CLECO Corp. (Electric)	8,786	178,004
CMGI, Inc. * (Internet)	73,726	188,001
CMS Energy Corp. * (Electric)	25,976	271,449
CNET Networks, Inc. * (Internet)	21,774	244,522
Coeur d’Alene Mines Corp. * (Mining)	42,020	165,138
Cognex Corp. (Machinery-Diversified)	7,640	213,156
Coherent, Inc. * (Electronics)	5,730	174,421
Cohu, Inc. (Semiconductors)	4,202	77,989
Commerce Group, Inc. (Insurance)	4,202	256,489
Commercial Federal Corp. (Savings & Loans)	5,348	158,889
Commercial Metals Co. (Metal Fabricate/Hardware)	4,966	251,082
Commercial NET Lease Realty (Real Estate Investment Trust)	9,168	188,861
Commscope, Inc. * (Telecommunications)	4,202	79,418
Community Bank System, Inc. (Banks)	4,966	140,290
Community Banks, Inc. (Banks)	1,910	53,786
Community Trust Bancorp, Inc. (Banks)	2,448	79,217
Compass Minerals International, Inc. (Mining)	3,056	74,047
CompuCredit Corp. * (Diversified Financial Services)	3,820	104,439
Comstock Resources, Inc. * (Oil & Gas)	4,584	101,077
Conceptus, Inc. * (Healthcare-Products)	4,966	40,299
Concur Technologies, Inc. * (Software)	4,966	44,247
CONMED Corp. * (Healthcare-Products)	5,730	162,847
Consolidated Graphics, Inc. * (Commercial Services)	2,292	105,203
Continental Airlines, Inc.—Class B * (Airlines)	10,696	144,824
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	9,168	197,570
Cornerstone Realty Income Trust, Inc. (Real Estate Investment Trust)	9,932	99,121
Corporate Office Properties Trust (Real Estate Investment Trust)	5,730	168,176
Correctional Properties Trust (Real Estate Investment Trust)	2,292	66,193
Corrections Corp.of America * (Commercial Services)	6,112	247,230
Corus Bankshares, Inc. (Banks)	3,056	146,719
CoStar Group, Inc. * (Commercial Services)	3,056	141,126
Cousins Properties, Inc. (Real Estate Investment Trust)	4,584	138,758
Cray, Inc. * (Computers)	16,808	78,325
Credence Systems Corp. * (Semiconductors)	16,044	146,803
Crompton Corp. (Chemicals)	22,538	265,947
Cross Country Healthcare, Inc. * (Commercial Services)	4,584	82,879
Crown Holdings, Inc. * (Packaging & Containers)	21,010	288,678
CSK Auto Corp. * (Retail)	8,022	134,288
CTI Molecular Imaging, Inc. * (Healthcare-Products)	6,112	86,729
Cubic Corp. (Electronics)	3,056	76,920
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	8,022	94,900
Cuno, Inc. * (Miscellaneous Manufacturing)	3,438	204,217
Curtiss-Wright Corp. (Aerospace/Defense)	3,820	219,306
CV Therapeutics, Inc. * (Pharmaceuticals)	6,112	140,576
CVB Financial Corp. (Banks)	7,258	192,772
Datascope Corp. (Healthcare-Products)	2,292	90,969
Decode Genetics, Inc. * (Biotechnology)	9,550	74,586

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Delphi Financial Group, Inc.—Class A (Insurance)	1,910	$88,147
Delta Air Lines, Inc. * (Airlines)	21,010	157,155
Deltic Timber Corp. (Forest Products & Paper)	1,910	81,080
Denbury Resources, Inc. * (Oil & Gas)	5,348	146,803
Dendrite International, Inc. * (Software)	7,258	140,805
DHB Industries, Inc. * (Apparel)	3,820	72,733
Diagnostic Products Corp. (Healthcare-Products)	3,820	210,291
Dick’s Sporting Goods, Inc. * (Retail)	5,730	201,410
Digital River, Inc. * (Internet)	5,730	238,425
Digital Theater Systems, Inc. * (Home Furnishings)	3,438	69,207
Digitas, Inc. * (Internet)	10,696	102,147
Dime Community Bancshares, Inc. (Savings & Loans)	6,112	109,466
Dionex Corp. * (Electronics)	3,820	216,478
Direct General Corp. (Insurance)	3,056	98,098
Discovery Laboratories, Inc. * (Pharmaceuticals)	9,168	72,702
Ditech Communications Corp. * (Telecommunications)	5,730	85,664
DJ Orthopedics, Inc. * (Healthcare-Products)	3,438	73,642
Dobson Communications Corp. * (Telecommunications)	21,392	36,794
Dollar Thrifty Automotive Group, Inc. *(Commercial Services)	4,202	126,900
Downey Financial Corp. (Savings & Loans)	2,674	152,418
Drew Industries, Inc. * (Building Materials)	1,528	55,268
DRS Technologies, Inc. * (Aerospace/Defense)	3,056	130,522
Dyax Corp. * (Pharmaceuticals)	4,966	35,855
Dycom Industries, Inc. * (Engineering & Construction)	6,112	186,538
Eagle Materials—Class A (Building Materials)	3,056	263,886
EarthLink, Inc. * (Internet)	26,358	303,644
Eastgroup Properties, Inc. (Real Estate Investment Trust)	3,438	131,744
Eclipsys Corp. * (Software)	7,258	148,281
EDO Corp. (Aerospace/Defense)	3,056	97,028
eFunds Corp. * (Software)	8,786	210,952
El Paso Electric Co. * (Electric)	8,786	166,407
Electro Scientific Industries, Inc. * (Electronics)	5,348	105,676
ElkCorp (Building Materials)	3,820	130,720
Emmis Communications Corp. * (Media)	8,404	161,273
Empire District Electric Co. (Electric)	4,584	103,965
Emulex Corp. * (Semiconductors)	13,752	231,584
Encore Acquisition Co. * (Oil & Gas)	4,202	146,692
Encysive Pharmaceuticals, Inc. * (Biotechnology)	10,314	102,418
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	4,202	124,253
Enterasys Networks, Inc. * (Telecommunications)	41,256	74,261
Entertainment Properties Trust (Real Estate Investment Trust)	3,820	170,181
Entravision Communications Corp. * (Media)	9,550	79,743
Entrust Technologies, Inc. * (Internet)	12,606	47,777
Enzo Biochem, Inc. * (Biotechnology)	4,740	92,288
Epicor Software Corp. * (Software)	7,640	107,648
Equity Inns, Inc. (Real Estate Investment Trust)	8,786	103,148
Equity Lifestyle Properties, Inc. (Real Estate Investment Trust)	3,056	109,252
Equity One, Inc. (Real Estate Investment Trust)	5,730	135,973
eResearch Technology, Inc. * (Internet)	6,112	96,875
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,674	204,962
ESS Technology, Inc. * (Semiconductors)	6,494	46,172
Essex Property Trust, Inc. (Real Estate Investment Trust)	1,910	160,058
Esterline Technologies Corp. * (Aerospace/Defense)	4,202	137,195
Ethan Allen Interiors, Inc. (Home Furnishings)	1,910	76,438
Excel Technology, Inc. * (Electronics)	2,292	59,592
Exelixis, Inc. * (Biotechnology)	12,224	116,128
Exide Technologies * (Auto Parts & Equipment)	4,584	63,168
ExpressJet Holdings, Inc. * (Airlines)	7,258	93,483
F.N.B. Corp. (Banks)	5,348	108,885
FBL Financial Group, Inc.—Class A (Insurance)	2,292	65,437
FelCor Lodging Trust, Inc. (Real Estate Investment Trust)	9,550	139,908
Ferro Corp. (Chemicals)	5,348	124,020
Fidelity Bankshares, Inc. (Savings & Loans)	2,674	114,340
Filenet Corp. * (Software)	6,876	177,126
Financial Federal Corp. * (Diversified Financial Services)	2,674	104,821
Finisar Corp. * (Telecommunications)	32,470	74,032
Finish Line, Inc.—Class A (Retail)	7,640	139,812
First BanCorp (Banks)	6,112	388,173
First Charter Corp. (Banks)	5,730	149,954
First Citizens BancShares, Inc.—Class A (Banks)	1,146	169,895
First Commonwealth Financial Corp. (Banks)	13,752	211,643
First Community Bancorp—Class A (Banks)	2,674	114,180
First Community Bancshares, Inc. (Banks)	1,910	68,913
First Financial Bancorp (Banks)	6,876	120,330
First Financial Bankshares, Inc. (Banks)	2,674	119,822
First Financial Corp. (Banks)	2,674	93,670
First Financial Holdings, Inc. (Savings & Loans)	2,292	75,040
First Health Group Corp. * (Commercial Services)	14,898	278,742
First Horizon Pharmaceutical Corp. * (Pharmaceuticals)	4,966	113,672
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	4,966	202,265
First Merchants Corp. (Banks)	3,820	108,106
First National Bancshares of Florida (Banks)	9,168	219,115
First Republic Bank (Banks)	2,674	141,722
FirstFed Financial Corp. * (Savings & Loans)	2,674	138,700
Fisher Communications, Inc. * (Media)	1,146	56,016
Florida East Coast Industries, Inc. (Transportation)	4,202	189,510
Flowers Foods, Inc. (Food)	6,112	193,017
Flushing Financial Corp. (Savings & Loans)	3,438	68,966
Forest Oil Corp. * (Oil & Gas)	4,966	157,522
Formfactor, Inc. * (Semiconductors)	5,348	145,145
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,056	129,147
Fred’s, Inc. (Retail)	7,640	132,936
Frontier Financial Corp. (Banks)	3,056	117,992
FTI Consulting, Inc. * (Commercial Services)	7,258	152,926
Fuller (H.B.) Co. (Chemicals)	4,966	141,581
Furniture Brands International, Inc. (Home Furnishings)	3,820	95,691
G & K Services, Inc. (Textiles)	3,438	149,278
Gables Residential Trust (Real Estate Investment Trust)	1,910	68,359
Gardner Denver, Inc. * (Machinery-Diversified)	3,438	124,765
Gartner Group, Inc. * (Commercial Services)	8,786	109,474
Gateway, Inc. * (Computers)	43,548	261,724
GATX Corp. (Trucking & Leasing)	4,202	124,211
Gaylord Entertainment Co. * (Lodging)	4,584	190,374
GenCorp, Inc. (Aerospace/Defense)	6,876	127,687
General Cable Corp. * (Electrical Components & Equipment)	7,640	105,814
General Communication, Inc.—Class A * (Telecommunications)	8,786	96,997
Genesee & Wyoming, Inc.—Class A * (Transportation)	3,056	85,965
Genesis Healthcare Corp. * (Healthcare-Services)	3,820	133,815
Gentiva Health Services, Inc. * (Healthcare-Services)	4,966	83,032
Geron Corp. * (Biotechnology)	8,786	70,024
Getty Realty Corp. (Real Estate Investment Trust)	3,438	98,774
Gibraltar Industries, Inc. (Iron/Steel)	4,584	108,274
Glacier Bancorp, Inc. (Banks)	4,966	169,043
Glatfelter (Forest Products & Paper)	5,730	87,554
Glimcher Realty Trust (Real Estate Investment Trust)	6,494	179,949
Global Industries, Ltd. * (Oil & Gas Services)	16,044	133,005

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Global Power Equipment Group, Inc. * (Machinery-Diversified)	6,494	$63,901
Golden Telecom, Inc. (Telecommunications)	2,674	70,647
Granite Construction, Inc. (Engineering & Construction)	3,056	81,290
Graphic Packaging Corp. * (Packaging & Containers)	12,988	93,514
Gray Television, Inc. (Media)	8,786	136,183
Greif Brothers Corp.—Class A (Packaging & Containers)	2,674	149,744
Grey Wolf, Inc. * (Oil & Gas)	36,672	193,261
Group 1 Automotive, Inc. * (Retail)	3,056	96,264
Guitar Center, Inc. * (Retail)	4,202	221,403
Gymboree Corp. * (Apparel)	6,112	78,356
Hancock Holding Co. (Banks)	5,348	178,944
Handelman Co. (Distribution/Wholesale)	4,584	98,464
Hanover Compressor Co. * (Oil & Gas Services)	9,168	129,544
Harbor Florida Bancshares, Inc. (Savings & Loans)	4,202	145,431
Harland (John H.) Co. (Household Products/Wares)	4,966	179,273
Harleysville National Corp. (Banks)	5,120	136,192
Harris Interactive, Inc. * (Internet)	9,550	75,445
Harvest Natural Resources, Inc. * (Oil & Gas)	6,876	118,749
Haverty Furniture Companies, Inc. (Retail)	3,820	70,670
Hayes Lemmerz International, Inc. * (Auto Parts & Equipment)	7,258	64,088
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	5,348	217,664
Heartland Express, Inc. (Transportation)	9,168	206,005
Hecla Mining Co. * (Mining)	23,302	135,851
HEICO Corp. (Aerospace/Defense)	3,820	86,294
Helmerich & Payne, Inc. (Oil & Gas)	6,112	208,052
Hibbett Sporting Goods, Inc. * (Retail)	4,584	121,980
Highland Hospitality Corp. (Real Estate Investment Trust)	6,876	77,286
Highwoods Properties, Inc. (Real Estate Investment Trust)	9,550	264,535
Hollinger International, Inc. (Media)	8,786	137,764
Holly Corp. (Oil & Gas)	3,820	106,463
Hologic, Inc. * (Healthcare-Products)	3,820	104,935
Home Properties Of New York, Inc. (Real Estate Investment Trust)	3,056	131,408
HomeStore, Inc. * (Internet)	18,718	56,716
Hooper Holmes, Inc. (Commercial Services)	11,078	65,582
Horace Mann Educators Corp. (Insurance)	7,258	138,483
Hot Topic, Inc. * (Retail)	9,550	164,165
Hudson River Bancorp, Inc. (Savings & Loans)	6,112	120,956
Human Genome Sciences, Inc. * (Biotechnology)	22,538	270,906
Hydril Co. * (Oil & Gas Services)	3,056	139,079
Hypercom Corp. * (Telecommunications)	9,932	58,797
IBERIABANK Corp. (Banks)	1,146	76,049
Identix, Inc. * (Electronics)	17,190	126,862
IDEX Corp. (Machinery-Diversified)	7,258	293,948
IDX Systems Corp. * (Software)	4,202	144,801
IHOP Corp. (Retail)	4,202	176,022
II-VI, Inc. (Electronics)	2,292	97,387
Imation Corp. (Computers)	6,112	194,545
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	6,876	155,879
Impax Laboratories, Inc. * (Pharmaceuticals)	9,550	151,654
Incyte Genomics, Inc. * (Biotechnology)	11,842	118,302
Independent Bank Corp.—Massachusetts (Banks)	3,056	103,140
Independent Bank Corp.—Michigan (Banks)	3,438	102,556
Infinity Property & Casualty Corp. (Insurance)	4,202	147,910
InFocus Corp. * (Computers)	7,640	69,982
Informatica Corp. * (Software)	16,808	136,481
infoUSA, Inc. * (Software)	6,112	68,393
InnKeepers U.S.A Trust (Real Estate Investment Trust)	6,494	92,215
Insight Communications Co., Inc. * (Media)	8,786	81,446
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	5,348	121,239
Integra Bank Corp. (Banks)	3,056	70,624
Integrated Device Technology, Inc. * (Semiconductors)	11,460	132,478
Integrated Silicon Solution, Inc. * (Semiconductors)	6,876	56,383
Interactive Data Corp. * (Commercial Services)	7,258	157,789
Interdigital Communications Corp. * (Telecommunications)	10,314	227,939
Interface, Inc.— Class A * (Office Furnishings)	8,786	87,596
Internet Capital Group, Inc. * (Internet)	7,640	68,760
Internet Security Systems, Inc. * (Internet)	7,258	168,749
InterVoice-Brite, Inc. * (Computers)	6,876	91,795
Interwoven, Inc. * (Internet)	8,022	87,279
Intrado, Inc. * (Telecommunications)	3,438	41,600
Intuitive Surgical, Inc. * (Healthcare-Products)	6,494	259,890
Invacare Corp. (Healthcare-Products)	4,584	212,056
Inverness Medical Innovation, Inc. * (Healthcare-Products)	2,674	67,117
Investors Real Estate Trust (Real Estate Investment Trust)	8,022	84,151
Iomega Corp. * (Computers)	9,932	55,023
Ionics, Inc. * (Environmental Control)	3,438	149,003
Ipass, Inc. * (Internet)	8,786	65,016
Ipayment, Inc. * (Commercial Services)	1,910	94,583
Irwin Financial Corp. (Banks)	3,438	97,605
ISIS Pharmaceuticals, Inc. * (Pharmaceuticals)	10,314	60,853
Jack in the Box, Inc. * (Retail)	3,438	126,759
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	14,898	129,613
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	4,966	109,799
Jarden Corp. * (Household Products/Wares)	4,584	199,129
JLG Industries, Inc. (Machinery-Construction & Mining)	7,640	149,973
Jo-Ann Stores, Inc. * (Retail)	3,820	105,203
Jones Lang LaSalle, Inc. * (Real Estate)	5,348	200,069
Journal Register Co. * (Media)	7,640	147,681
Joy Global, Inc. (Machinery-Construction & Mining)	9,550	414,757
K-V Pharmaceutical Co. * (Pharmaceuticals)	6,876	151,616
K2, Inc. * (Leisure Time)	6,112	97,059
Kadant, Inc. * (Machinery-Diversified)	2,674	54,817
Kansas City Southern Industries, Inc. * (Transportation)	7,640	135,457
Kaydon Corp. (Metal Fabricate/Hardware)	4,966	163,977
KCS Energy, Inc. * (Oil & Gas)	9,550	141,149
Keane, Inc. * (Software)	8,786	129,154
Kellwood Co. (Apparel)	3,820	131,790
Kelly Services, Inc.—Class A (Commercial Services)	3,438	103,759
Kennametal, Inc. (Hand/Machine Tools)	6,494	323,205
Kensey Nash Corp. * (Healthcare-Products)	1,910	65,952
Key Energy Group * (Oil & Gas Services)	15,280	180,304
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	3,056	71,052
KFx, Inc. * (Energy-Alternate Sources)	8,404	122,026
Kilroy Realty Corp. (Real Estate Investment Trust)	2,292	97,983
Kimball International, Inc.—Class B (Home Furnishings)	4,202	62,232
Kindred Healthcare, Inc. * (Healthcare-Services)	5,348	160,173
Kirby Corp. * (Transportation)	4,202	186,485
Knight Trading Group, Inc. * (Diversified Financial Services)	22,538	246,791
Knight Transportation, Inc. (Transportation)	7,258	179,998
Kopin Corp. * (Semiconductor)	13,752	53,220
Korn/Ferry International * (Commercial Services)	6,112	126,824
Kramont Realty Trust (Real Estate Investment Trust)	4,584	107,266
Kronos, Inc. * (Computers)	4,966	253,913
La Quinta Corp. * (Lodging)	36,672	333,347

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

La-Z-Boy, Inc. (Home Furnishings)	9,168	$140,911
LabOne, Inc. * (Healthcare-Services)	3,438	110,154
Labor Ready, Inc. * (Commercial Services)	6,876	116,342
Laclede Group, Inc. (Gas)	4,202	130,892
Laidlaw International * (Transportation)	17,190	367,866
Lancaster Colony Corp. (Miscellaneous Manufacturing)	5,348	229,269
Lance, Inc. (Food)	4,966	94,503
Landauer, Inc. (Commercial Services)	1,910	87,287
Landstar System, Inc. * (Transportation)	5,730	421,958
Lasalle Hotel Properties (Real Estate Investment Trust)	5,348	170,227
Lattice Semiconductor Corp. * (Semiconductors)	22,156	126,289
Lawson Software, Inc. * (Software)	10,696	73,482
Lennox International, Inc. (Building Materials)	8,022	163,248
Levitt Corp.—Class A (Home Builders)	3,056	93,422
Lexicon Genetics, Inc. * (Biotechnology)	12,224	94,797
Libbey, Inc. (Housewares)	2,674	59,390
Lifecell Corp. * (Biotechnology)	5,730	58,561
Ligand Pharmaceuticals, Inc.—Class B * (Pharmaceuticals)	13,752	160,073
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	6,494	224,303
Lindsay Manufacturing Co. (Machinery-Diversified)	2,292	59,317
Linens ’n Things, Inc. * (Retail)	4,584	113,683
Lionbridge Technologies, Inc. * (Internet)	9,168	61,609
Lithia Motors, Inc.—Class A (Retail)	2,674	71,717
Littelfuse, Inc. * (Electrical Components & Equipment)	4,202	143,541
LKQ Corp. * (Distribution/Wholesale)	2,674	53,667
LNR Property Corp. (Real Estate)	1,146	72,095
Longview Fibre Co. (Forest Products & Paper)	9,932	180,166
Luminex Corp. * (Healthcare-Products)	5,348	47,490
Lyondell Chemical Co. (Chemicals)	6,942	200,763
M/I Schottenstein Homes, Inc. (Home Builders)	1,910	105,260
Macdermid, Inc. (Chemicals)	5,348	193,063
Macrovision Corp. * (Entertainment)	8,404	216,151
Magellan Health Services, Inc. * (Healthcare-Services)	5,348	182,688
Magnum Hunter Resources, Inc. * (Oil & Gas)	12,224	157,690
Maguire Properties, Inc. (Real Estate Investment Trust)	5,730	157,346
Manitowoc Co. (Machinery-Diversified)	4,584	172,588
ManTech International Corp.—Class A * (Software)	3,438	81,618
Marcus Corp. (Lodging)	3,820	96,035
MarineMax, Inc. * (Retail)	2,292	68,210
MatrixOne, Inc. * (Internet)	9,550	62,553
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	6,494	238,979
Mattson Technology, Inc. * (Semiconductors)	7,640	86,026
Maverick Tube Corp. * (Oil & Gas Services)	2,674	81,022
Maximus, Inc. * (Commercial Services)	3,438	106,991
MB Financial, Inc. (Banks)	3,438	144,912
McDATA Corp.—Class A * (Computers)	22,920	136,603
McGrath Rentcorp (Commercial Services)	1,910	83,295
Medarex, Inc. * (Pharmaceuticals)	15,662	168,836
Mentor Corp. (Healthcare-Products)	8,022	270,663
Mercury Computer Systems, Inc. * (Computers)	4,202	124,715
MeriStar Hospitality Corp. * (Real Estate Investment Trust)	17,190	143,537
Metal Management, Inc. (Environmental Control)	3,438	92,379
Metals USA, Inc. * (Metal Fabricate/Hardware)	3,820	70,861
Methode Electronics, Inc.—Class A (Electronics)	6,876	88,357
MFA Mortgage Investments, Inc. (Real Estate Investment Trust)	13,370	117,923
MGE Energy, Inc. (Electric)	3,820	137,635
Micromuse, Inc. * (Software)	15,280	84,804
Micros Systems, Inc. * (Computers)	3,056	238,551
Mid-State Bancshares (Banks)	4,584	131,332
Mindspeed Technologies, Inc. * (Semiconductors)	19,482	54,160
Mine Safety Appliances Co. (Environmental Control)	4,202	213,041
Modine Manufacturing Co. (Auto Parts & Equipment)	4,584	154,802
Molina Healthcare, Inc. * (Healthcare-Services)	1,910	88,586
Monaco Coach Corp. (Home Builders)	4,584	94,293
Moog, Inc.—Class A * (Aerospace/Defense)	5,137	232,963
MPS Group, Inc. * (Commercial Services)	19,100	234,166
MTS Systems Corp. (Computers)	4,202	142,070
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,584	147,605
Myers Industries, Inc. (Miscellaneous Manufacturing)	4,202	53,786
Mykrolis Corp. * (Semiconductors)	8,022	113,672
Nabi Biopharmaceuticals * (Pharmaceuticals)	11,460	167,889
Nara Bancorp, Inc. (Banks)	3,438	73,126
National Financial Partners (Diversified Financial Services)	6,494	251,967
National Health Investors, Inc. (Real Estate Investment Trust)	4,584	133,761
National Penn Bancshares, Inc. (Banks)	5,730	158,721
National Western Life Insurance Co.—Class A * (Insurance)	382	63,645
Nationwide Health Properties, Inc. (Real Estate Investment Trust)	12,224	290,319
Navigant Consulting Co. * (Commercial Services)	8,786	233,708
NBT Bancorp, Inc. (Banks)	6,494	167,026
NCI Building Systems, Inc * (Building Materials)	3,438	128,925
NCO Group, Inc. * (Commercial Services)	5,348	138,246
NDCHealth Corp. (Software)	3,056	56,811
Newcastle Investment Corp.(Real Estate Investment Trust)	5,730	182,099
Newpark Resources, Inc. * (Oil & Gas Services)	16,426	84,594
NMS Communications Corp. * (Telecommunications)	9,168	57,850
North Pittsburgh Systems, Inc. (Telecommunications)	3,056	75,575
Northwest Airlines Corp.—Class A * (Airlines)	13,370	146,134
Northwest Bancorp, Inc. (Savings & Loans)	3,820	95,844
Northwest Natural Gas Co. (Gas)	5,348	180,442
NS Group, Inc. * (Metal Fabricate/Hardware)	3,438	95,576
Nu Skin Enterprises, Inc. (Retail)	9,550	242,378
Nuvelo, Inc. * (Pharmaceuticals)	5,730	56,441
Oceaneering International, Inc. * (Oil & Gas Services)	4,966	185,330
Octel Corp. (Chemicals)	2,292	47,697
Ocular Sciences, Inc. * (Healthcare-Products)	3,820	187,218
Ocwen Financial Corp. * (Savings & Loans)	7,640	73,038
Odyssey Healthcare, Inc. * (Healthcare-Services)	7,258	99,289
Offshore Logistics, Inc. * (Transportation)	3,820	124,035
Ohio Casualty Corp. * (Insurance)	11,842	274,852
Oil States International, Inc. * (Oil & Gas Services)	5,730	110,532
Old Dominion Freight Line, Inc. * (Transportation)	3,056	106,349
Old National Bancorp (Banks)	11,078	286,477
Old Second Bancorp, Inc. (Banks)	2,292	73,069
OM Group, Inc. * (Chemicals)	4,202	136,229
OMEGA Healthcare Investors, Inc. (Real Estate Investment Trust)	9,168	108,182
ON Semiconductor Corp. * (Semiconductors)	23,684	107,525
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,966	160,849
Open Solutions, Inc. * (Software)	2,292	59,500
Opsware, Inc. * (Internet)	9,932	72,901
OraSure Technologies, Inc. * (Healthcare-Products)	7,640	51,341
Orbital Sciences Corp. * (Aerospace/Defense)	8,404	99,419
Oriental Financial Group, Inc. (Banks)	3,745	106,021
OrthoLogic Corp. * (Healthcare-Products)	6,876	42,975
Oscient Pharmaceuticals Corp. * (Biotechnology)	11,842	43,223
Otter Tail Power Co. (Electric)	4,966	126,782
Overseas Shipholding Group, Inc. (Transportation)	1,910	105,432
Overstock.com, Inc. * (Internet)	2,292	158,148
Owens & Minor, Inc. (Distribution/Wholesale)	7,258	204,458
Oxford Industries, Inc. (Apparel)	2,674	110,436
P.F. Chang’s China Bistro, Inc. * (Retail)	3,056	172,206
Pacific Capital Bancorp (Banks)	8,786	298,636
Packeteer, Inc. * (Software)	6,494	93,838

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

PalmOne, Inc. * (Computers)	4,966	$156,677
Par Pharmaceutical Companies, Inc. * (Pharmaceuticals)	1,528	63,229
Parametric Technology Corp. *(Software)	52,334	308,247
PAREXEL International Corp. * (Commercial Services)	4,966	100,810
Park National Corp. (Banks)	2,370	321,135
Parker Drilling Co. * (Oil & Gas)	18,336	72,060
Paxar Corp. * (Electronics)	6,876	152,441
Payless ShoeSource, Inc. * (Retail)	11,842	145,657
Pediatrix Medical Group, Inc. * (Healthcare-Services)	3,820	244,670
Peet’s Coffee & Tea, Inc. * (Beverages)	2,292	60,669
Penn Virginia Corp. (Oil & Gas)	3,438	139,480
Pennsylvania REIT (Real Estate Investment Trust)	5,348	228,894
Pep Boys-Manny, Moe & Jack (Retail)	4,584	78,249
Per-Se Technologies, Inc. * (Software)	4,584	72,565
Perot Systems Corp.—Class A * (Computers)	14,898	238,815
Perrigo Co. (Pharmaceuticals)	11,842	204,511
PFF Bancorp, Inc. (Savings & Loans)	1,910	88,490
Pharmos Corp. * (Pharmaceuticals)	17,190	24,410
Philadelphia Consolidated Holding Corp. * (Insurance)	3,438	227,389
Pinnacle Entertainment, Inc. * (Entertainment)	6,876	136,007
Pixelworks, Inc. * (Semiconductors)	8,022	90,969
Plains Exploration & Production Co. * (Oil & Gas)	11,460	297,960
Plug Power, Inc. * (Energy-Alternate Sources)	9,550	58,351
PNM Resources, Inc. (Electric)	9,168	231,859
PolyOne Corp. * (Chemicals)	17,954	162,663
Post Properties, Inc. (Real Estate Investment Trust)	7,640	266,636
Powerwave Technologies, Inc. * (Telecommunications)	12,606	106,899
Prentiss Properties Trust (Real Estate Investment Trust)	5,730	218,886
Presidential Life Corp. (Insurance)	4,202	71,266
Price Communications Corp. * (Telecommunications)	6,876	127,825
PRIMEDIA, Inc. * (Media)	25,976	98,709
Primus Telecommunications Group, Inc. * (Telecommunications)	14,516	46,161
Priority Healthcare Corp.—Class B * (Pharmaceuticals)	5,730	124,742
PrivateBancorp, Inc. (Banks)	3,056	98,495
ProAssurance Corp. * (Insurance)	4,966	194,220
ProQuest Co. * (Internet)	4,584	136,145
Prosperity Bancshares, Inc. (Banks)	3,056	89,266
Provident Bankshares Corp. (Banks)	6,494	236,187
Provident Financial Services, Inc. (Savings & Loans)	10,696	207,183
Province Healthcare Co. * (Healthcare-Services)	8,786	196,367
PS Business Parks, Inc. (Real Estate Investment Trust)	2,292	103,369
PSS World Medical, Inc. * (Healthcare-Products)	13,370	167,326
Pulitzer, Inc. (Media)	1,528	99,091
Quanta Services, Inc. * (Commercial Services)	14,134	113,072
Quantum Corp. * (Computers)	35,144	92,077
R & G Financial Corp.—Class B (Banks)	4,966	193,078
RailAmerica, Inc. * (Transportation)	6,876	89,732
RAIT Investment Trust (Real Estate Investment Trust)	3,820	106,845
Ralcorp Holdings, Inc. (Food)	4,966	208,224
Range Resources Corp. (Oil & Gas)	13,370	273,550
RARE Hospitality International, Inc. * (Retail)	6,494	206,899
RC2 Corp. * (Toys/Games/Hobbies)	2,674	87,172
Reader’s Digest Association, Inc. (Media)	13,370	185,976
RealNetworks, Inc. * (Internet)	21,774	144,144
Realty Income Corp. (Real Estate Investment Trust)	4,966	251,180
Red Robin Gourmet Burgers, Inc. * (Retail)	2,292	122,553
Regal-Beloit Corp. (Hand/Machine Tools)	4,966	142,028
Reliance Steel & Aluminum Co. (Iron/Steel)	3,438	133,944
Revlon, Inc.—Class A * (Cosmetics/Personal Care)	28,650	65,895
RF Micro Devices, Inc. * (Telecommunications)	33,616	229,934
RLI Corp. (Insurance)	3,820	158,797
Rock-Tenn Co. (Forest Products & Paper)	5,730	86,867
Rogers Corp. * (Electronics)	3,056	131,714
RTI International Metals, Inc. * (Mining)	4,202	86,309
Ruddick Corp. (Food)	6,494	140,855
Russell Corp. (Apparel)	5,730	111,620
Ryan’s Restaurant Group, Inc. *(Retail)	8,404	129,590
Ryerson Tull, Inc. (Iron/Steel)	4,584	72,198
S & T Bancorp, Inc. (Banks)	4,584	172,771
S1 Corp. * (Internet)	13,752	124,593
Safeguard Scientifics, Inc. * (Software)	23,302	49,400
SafeNet, Inc. * (Telecommunications)	4,584	168,416
Saga Communications, Inc. * (Media)	3,056	51,494
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	6,876	120,949
Sandy Spring Bancorp, Inc. (Banks)	2,674	102,494
Sapient Corp. * (Internet)	15,280	120,865
Scansoft, Inc. * (Software)	15,662	65,624
ScanSource, Inc. * (Distribution/Wholesale)	2,292	142,471
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,292	77,813
SCP Pool Corp. (Distribution/Wholesale)	10,314	329,018
SEACOR SMIT, Inc. * (Oil & Gas Services)	3,056	163,190
Secure Computing Corp. * (Internet)	6,876	68,622
Select Comfort Corp. * (Retail)	6,494	116,502
Select Medical Corp. (Healthcare-Services)	15,280	268,927
Sensient Technologies Corp. (Chemicals)	8,404	201,612
Sequa Corp.—Class A * (Aerospace/Defense)	1,146	70,078
SERENA Software, Inc. * (Software)	4,966	107,464
Shaw Group, Inc. * (Engineering & Construction)	10,696	190,923
Shopko Stores, Inc. * (Retail)	5,730	107,036
Sierra Pacific Resources * (Electric)	20,628	216,594
Silgan Holdings, Inc. (Packaging & Containers)	2,292	139,720
Silicon Graphics, Inc. * (Computers)	51,188	88,555
Silicon Image, Inc. * (Semiconductors)	14,516	238,934
Silicon Storage Technology, Inc. * (Computers)	15,280	90,916
Siliconix, Inc. * (Semiconductors)	1,146	41,818
Simmons First National Corp.—Class A (Banks)	3,056	88,471
Simpson Manufacturing Co., Inc. (Building Materials)	6,876	239,972
Sinclair Broadcast Group, Inc.—Class A (Media)	8,786	80,919
Six Flags, Inc. * (Entertainment)	16,808	90,259
SkyWest, Inc. (Airlines)	11,460	229,888
Skyworks Solutions, Inc. * (Semiconductors)	25,594	241,352
SoftBrands, Inc. * (Software)	2	0
Sola International, Inc. * (Healthcare-Products)	5,348	147,284
Sonic Automotive, Inc. (Retail)	4,584	113,683
Sonic Solutions * (Electronics)	3,438	77,149
SonoSite, Inc. * (Healthcare-Products)	3,056	103,751
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	7,258	131,805
Southern Union Co. * (Gas)	7,089	169,994
Southwest Gas Corp. (Gas)	6,112	155,245
Southwestern Energy Co. * (Oil & Gas)	6,112	309,817
Spartech Corp. (Chemicals)	4,966	134,529
Speedway Motorsports, Inc. (Entertainment)	3,056	119,734
Spherion Corp. * (Commercial Services)	11,842	99,473
SRA International, Inc.—Class A * (Computers)	1,910	122,622
St.Mary Land & Exploration Co. (Oil & Gas)	4,966	207,281
Standard Microsystems Corp. * (Semiconductors)	3,438	61,300
Standex International Corp. (Miscellaneous Manufacturing)	2,292	65,299
StarTek, Inc. (Commercial Services)	2,292	65,207
State Auto Financial Corp. (Insurance)	2,674	69,123
STERIS Corp. * (Healthcare-Products)	8,786	208,404
Sterling Bancorp (Banks)	3,160	89,270
Sterling Bancshares, Inc. (Banks)	8,786	125,376
Sterling Financial Corp.—Pennsylvania (Banks)	4,081	117,002
Sterling Financial Corp.—Spokane * (Savings & Loans)	4,705	184,718

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Stewart & Stevenson Services, Inc. (Machinery-Diversified)	5,730	$115,918
Stewart Enterprises, Inc.—Class A * (Commercial Services)	21,010	146,860
Strayer Education, Inc. (Commercial Services)	2,674	293,577
Suffolk Bancorp (Banks)	2,292	79,830
Summit Properties, Inc. (Real Estate Investment Trust)	4,966	161,693
Superior Energy Services, Inc. * (Oil & Gas Services)	10,696	164,825
SureWest Communications (Telecommunications)	2,674	75,808
Susquehanna Bancshares, Inc. (Banks)	9,168	228,742
Swift Energy Co. * (Oil & Gas)	4,584	132,661
Sybron Dental Special, Inc. * (Healthcare-Products)	7,640	270,304
Sycamore Networks, Inc. * (Telecommunications)	33,998	138,032
Symmetricom, Inc. * (Telecommunications)	8,786	85,312
Take-Two Interactive Software, Inc. * (Software)	5,730	199,347
TALX Corp. (Computers)	2,674	68,962
Taubman Centers, Inc. (Real Estate Investment Trust)	8,404	251,700
Techne Corp. * (Healthcare-Products)	6,876	267,476
Technitrol, Inc. * (Electronics)	7,258	132,096
Tecumseh Products Co. (Machinery-Diversified)	3,056	146,077
Teledyne Technologies, Inc. * (Aerospace/Defense)	6,494	191,118
TeleTech Holdings, Inc. * (Commercial Services)	7,258	70,330
Telik, Inc. * (Biotechnology)	7,640	146,230
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	8,022	138,299
Terex Corp. * (Machinery—Construction & Mining)	5,348	254,832
Tesoro Petroleum Corp. * (Oil & Gas)	7,640	243,410
Tessera Technologies, Inc. * (Semiconductors)	4,584	170,571
Tetra Technologies, Inc. * (Oil & Gas Services)	4,202	118,917
Texas Industries, Inc. (Building Materials)	3,438	214,462
The Cato Corp.—Class A (Retail)	3,820	110,092
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	27,504	403,209
The Medicines Co. * (Pharmaceuticals)	8,786	253,036
The Men’s Wearhouse, Inc. * (Retail)	2,292	73,252
The Mosaic Co. * (Chemicals)	10,179	166,121
The Phoenix Companies, Inc. (Insurance)	17,190	214,875
The Steak n Shake Co. * (Retail)	4,584	92,047
The Stride Rite Corp. (Apparel)	7,640	85,339
Thomas Industries, Inc. (Machinery-Diversified)	2,674	106,746
Thor Industries, Inc. (Home Builders)	3,820	141,531
THQ, Inc. * (Software)	5,730	131,446
Tierone Corp. (Savings & Loans)	3,820	94,927
Titan Corp. * (Aerospace/Defense)	15,662	253,725
Toro Co. (Housewares)	1,528	124,302
Town & Country Trust (Real Estate Investment Trust)	3,438	94,992
Trammell Crow Co. * (Real Estate)	6,494	117,606
Transaction Systems Architect, Inc. * (Software)	7,258	144,071
Transkaryotic Therapies, Inc * (Biotechnology)	5,730	145,485
Transmeta Corp. * (Semiconductors)	29,032	47,322
Tredegar Corp. (Miscellaneous Manufacturing)	5,348	108,083
Triad Guaranty, Inc. * (Insurance)	1,910	115,517
Triarc Companies, Inc. (Retail)	6,876	84,300
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,438	117,167
TriQuint Semiconductor, Inc. * (Semiconductors)	26,740	118,993
Triumph Group, Inc. * (Aerospace/Defense)	3,056	120,712
TrustCo Bank Corp. NY (Banks)	14,516	200,176
Trustmark Corp. (Banks)	9,168	284,850
TTM Technologies, Inc. * (Electronics)	8,022	94,660
Tyler Technologies, Inc. * (Computers)	7,258	60,677
UbiquiTel, Inc. * (Telecommunications)	13,752	97,914
UICI (Insurance)	6,494	220,147
UIL Holdings Corp. (Electric)	1,910	97,983
UMB Financial Corp. (Banks)	3,056	173,153
Unit Corp. * (Oil & Gas)	4,202	160,558
United Auto Group, Inc. (Retail)	3,056	90,427
United Community Banks, Inc. (Banks)	5,730	154,309
United Community Financial Corp. (Savings & Loans)	5,348	59,898
United Fire & Casualty Co. (Insurance)	3,056	103,018
United Online, Inc. * (Internet)	10,314	118,920
United Rentals, Inc. * (Commercial Services)	3,438	64,978
United Surgical Partners International, Inc. * (Healthcare-Services)	5,348	223,012
Universal American Financial Corp. * (Insurance)	5,348	82,734
Universal Corp. (Agriculture)	4,584	219,299
Universal Forest Products, Inc. (Building Materials)	3,056	132,630
Universal Health Realty Income Trust (Real Estate Investment Trust)	2,292	73,642
Universal Technical Institute, Inc. * (Commercial Services)	2,674	101,933
Univest Corporation Of Pennsylvania (Banks)	1,528	70,319
Unizan Financial Corp. (Banks)	4,202	110,723
Unova, Inc. * (Machinery-Diversified)	9,550	241,520
URS Corp. * (Engineering & Construction)	3,438	110,360
Urstadt Biddle Properties—Class A (Real Estate Investment Trust)	4,202	71,644
USA Mobility, Inc. * (Telecommunications)	3,817	134,778
USEC, Inc. (Mining)	14,898	144,362
Vail Resorts, Inc. * (Entertainment)	3,820	85,644
Valeant Pharmaceuticals International (Pharmaceuticals)	8,786	231,511
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,674	67,144
ValueClick, Inc. * (Internet)	15,662	208,774
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,584	168,920
Vertex Pharmaceuticals, Inc. * (Biotechnology)	15,280	161,510
Viasys Healthcare, Inc. * (Healthcare-Products)	6,112	116,128
Vicor Corp. (Electrical Components & Equipment)	3,820	50,080
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	9,168	159,615
Vignette Corp. * (Internet)	56,536	78,585
Vintage Petroleum, Inc. (Oil & Gas)	5,730	130,014
Visteon Corp. (Auto Parts & Equipment)	17,572	171,678
VISX, Inc. * (Healthcare-Products)	3,056	79,059
Vitesse Semiconductor Corp. * (Semiconductors)	42,402	149,679
W-H Energy Services, Inc. * (Oil & Gas Services)	4,966	111,040
W.R. Grace & Co. * (Chemicals)	12,988	176,767
Wabtec Corp. (Machinery-Diversified)	6,876	146,596
Walter Industries, Inc. (Holding Companies-Diversified)	4,584	154,618
Washington (Real Estate Investment Trust)	7,640	258,767
Washington Trust Bancorp, Inc. (Banks)	2,674	78,375
Watsco, Inc. (Distribution/Wholesale)	4,202	147,994
Watson Wyatt & Company Holdings (Commercial Services)	6,494	175,013
Watts Industries, Inc.—Class A (Electronics)	4,202	135,472
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	8,786	156,918
WCI Communities, Inc. * (Home Builders)	3,056	89,846
webMethods, Inc. * (Internet)	9,168	66,101
Weis Markets, Inc. (Food)	2,292	88,402
Werner Enterprises, Inc. (Transportation)	8,022	181,618
Wesbanco, Inc. (Banks)	3,438	109,913
WESCO International, Inc. * (Distribution/Wholesale)	3,438	101,902
West Coast Bancorp (Banks)	3,056	77,653
West Pharmaceutical Services, Inc. (Healthcare-Products)	6,112	152,983
Westamerica Bancorporation (Banks)	4,584	267,293
Wild Oats Markets, Inc. * (Food)	6,112	53,847
Winn-Dixie Stores, Inc. (Food)	16,044	73,000
Winnebago Industries, Inc. (Home Builders)	3,820	149,209
Wintrust Financial Corp. (Banks)	3,820	217,587
WMS Industries, Inc. * (Leisure Time)	3,820	128,123
Wolverine World Wide, Inc. (Apparel)	7,258	228,046
Woodward Governor Co. (Electronics)	1,910	136,775

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

World Fuel Services Corp. (Retail)	1,910	$95,118
X-Rite, Inc. (Electronics)	4,202	67,274
Yankee Candle Co., Inc. * (Household Products/Wares)	5,730	190,121
Zenith National Insurance Corp. (Insurance)	1,528	76,156
Zoll Medical Corp. * (Healthcare-Products)	1,910	65,704
Zoran Corp. * (Semiconductors)	8,404	97,318
Zymogenetics, Inc. * (Pharmaceuticals)	3,820	87,860
TOTAL COMMON STOCKS
(Cost $96,660,473)		109,066,649

Repurchase Agreements (25.6%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $37,894,736 (Collateralized by $38,216,000 various U.S. Government Agency Obligations, 2.32%-4.875%, 9/30/05-12/3/07, market value $38,649,182)	$37,890,000	37,890,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,890,000)		37,890,000

TOTAL INVESTMENT SECURITIES
(Cost $134,550,473)—99.4%		146,956,649
Net other assets (liabilities)—0.6%		871,156

NET ASSETS—100.0%		$147,827,805

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $36,191,550)	111	$1,312,076

Futures Contracts Sold

E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $195,630)	3	749

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/28/05 (Underlying notional amount at value $3,515,959)	5,396	40,940
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $1,177,352)	1,807	252,781

*	Non-income producing security

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of December 31 2004:
Advertising	0.3%
Aerospace/Defense	1.5%
Agriculture	0.1%
Airlines	0.6%
Apparel	0.5%
Auto Parts & Equipment	0.9%
Banks	7.3%
Beverages	NM
Biotechnology	1.3%
Building Materials	0.9%
Chemicals	1.6%
Commercial Services	3.6%
Computers	2.3%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	0.6%
Electric	1.6%
Electrical Components & Equipment	0.3%
Electronics	1.7%
Energy–Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.3%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.4%
Hand/Machine Tools	0.7%
Healthcare-Products	2.6%
Healthcare-Services	1.8%
Holding Companies–Diversified	0.1%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.0%
Internet	2.4%
Investment Companies	0.1%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.6%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	1.4%
Media	1.0%
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.5%
Office Furnishings	0.1%
Oil& Gas	2.8%
Oil& Gas Services	1.1%
Packaging & Containers	0.5%
Pharmaceuticals	2.5%
Real Estate	0.3%
Real Estate Investment Trust	4.9%
Retail	3.6%
Savings & Loans	1.4%
Semiconductors	2.2%
Software	2.3%
Telecommunications	2.2%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Trucking and Leasing	0.1%
Water	0.1%
Other **	26.2%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $96,660,473)	$109,066,649
Repurchase agreements, at cost	37,890,000

Total Investments	146,956,649
Cash.	14,904
Segregated cash balances with brokers for futures contracts	1,996,987
Dividends and interest receivable	110,123
Receivable for investments sold	135,999
Unrealized appreciation on swap contracts	293,721
Prepaid expenses	514

Total Assets	149,508,897

Liabilities:
Payable for capital shares redeemed	1,265,286
Variation margin on futures contracts	111,302
Advisory fees payable	89,488
Management services fees payable	17,898
Administration fees payable	3,636
Administrative services fees payable	80,228
Distribution fees payable	80,228
Other accrued expenses	33,026

Total Liabilities	1,681,092

Net Assets	$147,827,805

Net Assets consist of:
Capital	$124,536,787
Accumulated net realized gains (losses) on investments	9,278,296
Net unrealized appreciation (depreciation) on investments	14,012,722

Net Assets .	$147,827,805

Shares of Beneficial Interest Outstanding	4,113,912

Net Asset Value (offering and redemption price per share)	$35.93

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$841,279
Interest	530,209

Total Investment Income	1,371,488

Expenses:
Advisory fees	874,527
Management services fees	174,907
Administration fees	38,644
Transfer agency fees	39,152
Administrative service fees	291,482
Distribution fees	291,509
Custody fees	58,697
Fund accounting fees	58,519
Other fees	54,992

Total Expenses.	1,882,429

Net Investment Income (Loss)	(510,941)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,073,558
Net realized gains (losses) on futures contracts	3,830,053
Net realized gains (losses) on swap agreements	2,497,059
Change in net unrealized appreciation/depreciation on investments	5,941,465

Net Realized and Unrealized Gains (Losses) on Investments	16,342,135

Change in Net Assets Resulting from Operations	$15,831,194

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(510,941)	$(315,344)
Net realized gains (losses) on investments	10,400,670	11,595,737
Change in net unrealized appreciation/depreciation on investments	5,941,465	8,241,792

Change in net assets resulting from operations	15,831,194	19,522,185

Distributions to Shareholders From:
Net realized gains on investments	(3,376,608)	—

Change in net assets resulting from distributions	(3,376,608)	—

Capital Transactions:
Proceeds from shares issued	322,048,784	317,214,802
Dividends reinvested	3,376,608	—
Cost of shares redeemed	(317,386,979)	(248,014,063)

Change in net assets resulting from capital transactions	8,038,413	69,200,739

Change in net assets	20,492,999	88,722,924

Net Assets:
Beginning of period	127,334,806	38,611,882

End of period	$147,827,805	$127,334,806

Accumulated net investment income (loss)	$—	$2

Share Transactions:
Issued	9,772,348	11,747,664
Reinvested	100,464	—
Redeemed	(9,785,966)	(9,464,090)

Change in shares	86,846	2,283,574

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period May 1, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period.	$31.62		$22.15		$28.56		$30.00

Investment Activities:
Net investment income (loss)	(0.14	) (b)	(0.14	) (b)	(0.16	) (b)	(0.10	) (b)
Net realized and unrealized gains (losses) on investments	5.37		9.61		(6.25)		(1.34)

Total income (loss) from investment activities	5.23		9.47		(6.41)		(1.44)

Distributions to Shareholders From:
Net realized gains on investments	(0.92)		—		—		—

Net Asset Value, End of Period	$35.93		$31.62		$22.15		$28.56

Total Return	16.74%		42.75%		(22.44)%		(4.80	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.61%		1.73%		1.97%		2.65%
Net expenses (d)	1.61%		1.73%		1.97%		2.25%
Net investment income (loss) (d)	(0.44)%		(0.52)%		(0.62)%		(0.53)%

Supplemental Data:
Net assets, end of period (000’s).	$147,828		$127,335		$38,612		$19,965
Portfolio turnover rate (e)	161%		189%		527%		2,627	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

22

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2004, the Fund had a total return of 14.32% 1, compared to a return of 13.97% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

The primary European equity market indices recorded single digit returns when reported in local currency terms, including the Dow Jones Global Indices for the U.K (+8.9%), France (+8.5%), and Germany (+5.9%.) After converting into U.S dollar terms, these indices recorded gains of +16.9%, +17.1%, and +14.3%. This reflects the weakening of the U.S. dollar against the Euro (-7.3%) and the British Pound (-6.9%.) In the 12 nation Eurozone, the European Central Bank kept its benchmark short-term interest rate at 2% for the entire year, as sluggish GDP growth did not suggest a tighter monetary policy. By the end of 2004 the U.S. Fed Funds target rate had moved higher than the ECB’s rate for the first time since 2001. Top index performers for the year included Elan Corp (+296%), Ericsson (+78%), and Aventis (+44%.) The worst index performers included STMicroelectronics (-28%), Flamel Technologies (-27%), and AstraZeneca (-23%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from October 18, 1999 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	5 Year	Since Inception (10/18/99)
ProFund VP Europe 30	14.32%	5.59%	(4.87)%	(0.85)%
ProFunds Europe 30 Index [2]	13.97%	5.85%	(5.30)%	(1.17)%
Dow Jones STOXX 50 Index	16.99%	8.26%	(0.63)%	3.47%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

23

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
ProFunds Europe 30 - Composition
% of Index

Consumer, Non-cyclical	27.53%
Energy	21.11%
Communications	15.17%
Financial	12.59%
Technology	8.19%
Consumer, Cyclical	6.63%
Industrial	6.01%
Basic Materials	2.77%

Average Market Capitalization:	$66,239,801,603

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.5%)
	Shares	Value

Alcatel SA ADR * (Telecommunications)	188,732	$2,949,881
Alcon, Inc. (Healthcare-Products)	39,048	3,147,269
ASM Lithography Holding N.V. * (Semiconductors)	152,938	2,433,244
AstraZeneca PLC ADR (Pharmaceuticals)	102,501	3,730,011
Autoliv, Inc. (Auto Parts & Equipment)	52,064	2,514,691
Aventis SA ADR (Pharmaceuticals)	55,318	5,194,360
BP Amoco PLC ADR (Oil & Gas)	169,208	9,881,746
DaimlerChrysler AG (Auto Manufacturers)	82,977	3,987,045
Diageo PLC ADR (Beverages)	65,080	3,766,830
Elan Corp. PL ADR * (Pharmaceuticals)	110,636	3,014,831
Ericsson (LM) Telephone Co. ADR * (Telecommunications)	138,295	4,354,910
Flamel Technologies ADR * (Pharmaceuticals)	79,723	1,553,801
GlaxoSmithKline PLC ADR (Pharmaceuticals)	154,565	7,324,836
HSBC Holdings PLC (Banks)	105,755	9,003,981
Infineon Technologies ADR * (Semiconductors)	191,986	2,092,647
Koninklijke (Electronics)	125,279	3,319,894
Nokia OY ADR (Telecommunications)	320,519	5,022,533
Novartis AG ADR (Pharmaceuticals)	144,803	7,318,344
Rio Tinto PLC (Mining)	32,540	3,879,093
Royal Dutch Petroleum Co. ADR (Oil & Gas)	117,144	6,721,723
Ryanair Holdings PLC * (Airlines)	68,334	2,784,611
SAP AG ADR (Software)	100,874	4,459,640
Shell Transport & Trading Co. ADR (Oil & Gas)	105,755	5,435,807
Siemens AG ADR (Miscellaneous Manufacturing)	60,199	5,097,049
STMicroelectronics NV ADR (Semiconductors)	128,533	2,483,258
Total Fina SA ADR (Oil & Gas)	68,334	7,505,807
UBS AG (Banks)	71,588	6,001,938
Unilever NV ADR (Food)	52,064	3,473,189
Vodafone Group PLD ADR (Telecommunications)	325,400	8,909,451
Willis Group Holdings, Ltd. (Insurance)	63,453	2,612,360

TOTAL COMMON STOCKS (Cost $106,650,294)		139,974,780

Repurchase Agreements (1.5%)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $2,147,268 (Collateralized by $2,191,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $2,190,257)	$2,147,000	2,147,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,147,000)		2,147,000

TOTAL INVESTMENT SECURITIES (Cost $108,797,294)—101.0%		142,121,780
Net other assets (liabilities)—(1.0)%		(1,513,730)

NET ASSETS—100.0%		$140,608,050

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $606,750)	10	$ 227

Futures Contracts Purchased
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $1,213,300)	4	26,082

* Non-income producing security
ADR American Depositary Receipt

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments December 31, 2004

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2004:
Airlines	2.0%
Auto Manufacturers	2.8%
Auto Parts & Equipment	1.8%
Banks	10.7%
Beverages	2.7%
Electronics	2.4%
Food	2.5%
Healthcare-Products	2.2%
Insurance	1.9%
Mining	2.8%
Miscellaneous Manufacturing	3.6%
Oil & Gas	20.8%
Pharmaceuticals	20.0%
Semiconductors	5.0%
Software	3.2%
Telecommunications	15.1%
Other **	0.5%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of December 31, 2004:
Finland	3.6%
France	12.3%
Germany	12.9%
Ireland	4.1%
Netherlands	11.3%
Sweden	3.1%
Switzerland	13.5%
United Kingdom	38.7%
United States **	0.5%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Europe 30

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $106,650,294)	$139,974,780
Repurchase agreements, at cost	2,147,000

Total Investments	142,121,780
Segregated cash balances with brokers for futures contracts	79,127
Dividends and interest receivable	252,301
Receivable for investments sold	860,334
Receivable for capital shares issued	286
Prepaid expenses	578

Total Assets	143,314,406

Liabilities:
Cash overdraft	873,324
Payable for capital shares redeemed	1,561,881
Variation margin on futures contracts	1,973
Advisory fees payable	98,392
Management services fees payable	19,679
Administration fees payable	3,699
Administrative services fees payable	67,219
Distribution fees payable	45,435
Other accrued expenses	34,754

Total Liabilities	2,706,356

Net Assets	$140,608,050

Net Assets consist of:
Capital	$140,753,515
Accumulated net investment income (loss)	152,267
Accumulated net realized gains (losses) on investments	(33,648,527)
Net unrealized appreciation (depreciation) on investments	33,350,795

Net Assets	$140,608,050

Shares of Beneficial Interest Outstanding	4,971,205

Net Asset Value (offering and redemption price per share)	$28.28

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$2,520,189
Interest	45,098
Foreign tax withholding	(175,292)

Total Investment Income	2,389,995

Expenses:
Advisory fees	940,777
Management services fees	188,157
Administration fees	41,566
Transfer agency fees	41,670
Administrative service fees	539,979
Distribution fees	313,593
Custody fees	32,753
Fund accounting fees	56,090
Other fees	61,751
Recoupment of prior expenses reimbursed by the Advisor	21,392

Total Expenses	2,237,728

Net Investment Income (Loss)	152,267

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,462,224
Net realized gains (losses) on futures contracts	590,364
Change in net unrealized appreciation/depreciation on investments	5,325,389

Net Realized and Unrealized Gains (Losses) on Investments	12,377,977

Change in Net Assets Resulting from Operations	$12,530,244

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Europe 30

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$152,267	$169,354
Net realized gains (losses) on investments	7,052,588	(38,636)
Change in net unrealized appreciation/depreciation on investments	5,325,389	25,492,572

Change in net assets resulting from operations	12,530,244	25,623,290

Distributions to Shareholders From:
Net investment income	(169,354)	(130,122)
Net realized gains on investments	(1,132,201)	—

Change in net assets resulting from distributions	(1,301,555)	(130,122)

Capital Transactions:
Proceeds from shares issued	498,061,730	392,950,300
Dividends reinvested	1,301,555	130,122
Cost of shares redeemed	(512,002,574)	(309,673,943)

Change in net assets resulting from capital transactions	(12,639,289)	83,406,479

Change in net assets	(1,410,600)	108,899,647

Net Assets:
Beginning of period	142,018,650	33,119,003

End of period	$140,608,050	$142,018,650

Accumulated net investment income (loss)	$152,267	$169,354

Share Transactions:
Issued	19,011,252	19,540,491
Reinvested	47,484	5,335
Redeemed	(19,776,434)	(15,695,886)

Change in shares	(717,698)	3,849,940

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000

Net Asset Value, Beginning of Period	$24.96	$18.01	$24.26	$31.98		$36.82

Investment Activities:
Net investment income (loss)	0.03 (a)	0.05 (a)	0.07 (a)	(0.04	) (a)	0.09 (a)
Net realized and unrealized gains (losses) on investments	3.53	6.92	(6.32)	(7.68)		(4.79)

Total income (loss) from investment activities	3.56	6.97	(6.25)	(7.72)		(4.70)

Distributions to Shareholders From:
Net investment income	(0.03)	(0.02)	—	—		—
Net realized gains on investments	(0.21)	—	—	—		(0.14)

Total distributions	(0.24)	(0.02)	—	—		(0.14)

Net Asset Value, End of Period	$28.28	$24.96	$18.01	$24.26		$31.98

Total Return	14.32%	38.73%	(25.76)%	(24.14)%		(12.75)%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.91%	2.03%	1.89%		1.65%
Net expenses	1.78%	1.91%	1.98%	1.89%		1.65%
Net investment income (loss)	0.12%	0.25%	0.33%	(0.14)%		0.26%

Supplemental Data:
Net assets, end of period (000’s)	$140,608	$142,019	$33,119	$52,253		$25,004
Portfolio turnover rate (b)	319%	376%	1,280%	1,002%		1,434%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2004, the Fund had a total return of –10.89% 1, compared to a price return of 8.86% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% the inverse of the daily price movement of the Long Bond. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of 12/31/04, the last (most recent) Long Bond to be issued had a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 8.86% in 2004 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the long bond fell from 5.08% on 12/31/03 to 4.82% on 12/31/04, resulting in a price gain that supplemented the bond’s yield. The yield rose to a high of 5.55% on May 13, but began to decline shortly thereafter and fell for the rest of the year. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 1.00% to 2.25%, the bond’s yield continued to fall, resulting in a substantial flattening of the yield curve. The reasons for this decline in yield can be attributed, in part, to the market’s perception of minimal inflation risks, heavy overseas bond purchases by countries wishing to keep their currencies lower against the dollar, and pension fund balance sheet restructuring in anticipation of new legislation. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Rising Rates Opportunity	(10.89)%	(12.86)%
30-year U.S. Treasury Bond	8.86%	9.39%
Lehman Brothers U.S. Treasury: Long-Term Index	7.18%	8.57%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s share when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
3The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

29

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(126)%
Options	NM

Total Exposure	(129)%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2004

U.S. Government Agency Obligations (62.9%)
	Principal Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$37,640,000	$37,637,909
Federal Home Loan Bank, 1.00%, 1/3/05	37,640,000	37,637,909
Federal National Mortgage Association, 1.00%, 1/3/05	37,640,000	37,637,909

U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $112,913,726)		112,913,726

Repurchase Agreements (41.9%)
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $37,633,704 (Collateralized by $38,409,000 Federal National Mortgage Association, 2.74%, 5/5/06, market value $38,382,606)	37,629,000	37,629,000

UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $37,644,705 (Collateralized by $38,407,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $38,398,166)	37,640,000	37,640,000

TOTAL REPURCHASE AGREEMENTS
(Cost $75,269,000)		75,269,000

Options Purchased (NM)
	Contracts

30–year U.S. Treasury Bond Call Option * expiring June 200 @ $132	500	5,977

TOTAL OPTIONS PURCHASED
(Cost $9,063)		5,977

TOTAL INVESTMENT SECURITIES
(Cost $188,191,789)—104.8%		188,188,703
Net other assets (liabilities)—(4.8)%		(8,550,541)

NET ASSETS—100.0%		$179,638,162

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring March 2005 * (Underlying face amount at value $5,508,284)	49	$6,427

Swap Agreements
Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $225,959,185)	(209,168,000)	(3,379,087)

*	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

30

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities

December 31, 2004

Assets:
Investment securities, at value (cost $112,922,789)	$112,919,703
Repurchase agreements, at cost	75,269,000

Total Investments	188,188,703
Cash	34,683
Segregated cash balances with brokers for futures contracts	169,472
Segregated cash balances with custodian for swap agreements	250
Interest receivable	3,136
Receivable for capital shares issued	182,548
Prepaid expenses	345

Total Assets	188,579,137

Liabilities:
Payable for capital shares redeemed	5,170,283
Unrealized depreciation on swap agreements	3,379,087
Variation margin on futures contracts	29,627
Advisory fees payable	122,259
Management services fees payable	24,452
Administration fees payable	4,945
Administrative services fees payable	89,586
Distribution fees payable	67,863
Other accrued expenses	52,873

Total Liabilities	8,940,975

Net Assets	$179,638,162

Net Assets consist of:
Capital	$213,169,568
Accumulated net realized gains (losses) on investments	(30,155,660)
Net unrealized appreciation (depreciation) on investments	(3,375,746)

Net Assets	$179,638,162

Shares of Beneficial Interest Outstanding	8,643,981

Net Asset Value (offering and redemption price per share)	$20.78

Statement of Operations

For the year ended December 31, 2004

Investment Income:
Interest	$2,240,528

Expenses:
Advisory fees	1,284,114
Management services fees	256,825
Administration fees	56,552
Transfer agency fees	56,809
Administrative service fees	696,200
Distribution fees	428,038
Custody fees	46,670
Fund accounting fees	76,376
Other fees	92,840
Recoupment of prior expenses reimbursed by the Advisor	7,932

Total Expenses	3,002,356

Net Investment Income (Loss)	(761,828)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(14,494)
Net realized gains (losses) on futures contracts	(1,314,724)
Net realized gains (losses) on swap agreements	(24,403,683)
Change in net unrealized appreciation/depreciation on investments	(3,736,074)

Net Realized and Unrealized Gains (Losses) on Investments	(29,468,975)

Change in Net Assets Resulting from Operations	$(30,230,803)

See accompanying notes to the financial statements.

31

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(761,828)	$(374,494)
Net realized gains (losses) on investments	(25,732,901)	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(3,736,074)	365,062

Change in net assets resulting from operations	(30,230,803)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	671,758,955	371,420,617
Cost of shares redeemed	(536,161,497)	(302,193,310)

Change in net assets resulting from capital transactions	135,597,458	69,227,307

Change in net assets	105,366,655	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$179,638,162	$74,271,507

Share Transactions:
Issued	29,134,922	15,507,756
Redeemed	(23,675,250)	(12,618,173)

Change in shares	5,459,672	2,889,583

See accompanying notes to the financial statements.

32

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the		For the period
	year ended		year ended		May 1, 2002 (a) through
	December 31, 2004		December 31, 2003		December 31, 2002

Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	) (b)	(0.23	) (b)	(0.09	) (b)
Net realized and unrealized gains (losses) on investments	(2.44)		(0.77)		(5.59)

Total income (loss) from investment activities	(2.54)		(1.00)		(5.68)

Net Asset Value, End of Period	$20.78		$23.32		$24.32

Total Return	(10.89)%		(4.11)%		(18.93	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.75%		1.91%		2.13%
Net expenses (d)	1.75%		1.91%		1.98%
Net investment income (loss) (d)	(0.45)%		(0.94)%		(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$179,638		$74,272		$7,168
Portfolio turnover rate (e)	—		—		—	(c)

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

33

PROFUNDS VP

Notes to Financial Statements
December 31, 2004

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP that have not occurred. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that the Advisor deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

34

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts

The ProFunds VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP to enable the ProFunds VP to achieve greater administrative efficiencies of such investments once purchased. Assets in the Joint Accounts are invested as directed by the Advisor in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of December 31, 2004, the ProFunds VP were not participating in Joint Accounts.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Asset and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

The ProFunds VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for futures contract.

Index Options and Options on Futures Contracts

The ProFunds VP may purchase and write options on stock indexes and stock index futures to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a

35

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are twoparty contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and all the securities of each particular ProFund VP.

A ProFund VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap,

36

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income and net realized capital gains, if any, at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. Administration fees include additional fees paid to BISYS for support of the ProFunds compliance program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

37

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $10,000 per year, plus a maximum of $2,500 for each board meeting by the Trust. Each of the two Independent Trustees were compensated $20,000 ($40,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, during the year ended December 31, 2004 by the Trust. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, for whom the ProFunds reimburse the Advisor for certain amounts related to compensation and certain other expenses incurred. For the year ended December 31, 2004, the total related amounts paid by the Trust were $92,649.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of December 31, 2004, there were no reimbursements available for recoupment.

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2004 were as follows:

	Purchases	Sales

ProFund VP Bull	$647,173,654	$503,328,975
ProFund VP Small-Cap	131,095,996	132,124,750
ProFund VP Europe 30	376,526,453	388,601,595

5.	Concentration Risk

Each of ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. The ProFund VP Europe 30 may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which it’s investments are focused.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Total

ProFund VP Europe 30	$—	$6,876,178	$6,876,178
ProFund VP Rising Rates Opportunity	1,935,661	25,726,041	27,661,702

As of the latest tax year end of December 31, 2004, the following ProFunds VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total

ProFund VP Bull	$—	$—	$—	$284,382	$284,382
ProFund VP Europe 30	4,378,124	10,516,081	5,807,241	3,450,241	24,151,687
ProFund VP Rising Rates	—	—	2,463,746	26,871	2,490,617

38

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2004, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid

ProFund VP Bull	$4,136,929	$542,309	$4,679,238	$4,679,238
ProFund VP Small-Cap	—	3,376,608	3,376,608	3,376,608
ProFund VP Europe 30	849,432	452,123	1,301,555	1,301,555

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2003, were as follows:

	Ordinary Income	Total Distributions Paid

ProFund VP Europe 30	$130,122	$130,122

As of December 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP Bull	$634,599	$—	$(284,382)	$27,074,103	$27,424,320
ProFund VP Small-Cap	7,467,755	5,310,217	—	10,513,046	23,291,018
ProFund VP Europe 30	8,294,131	2,912,644	(31,027,865)	19,675,625	(145,465)
ProFund VP Rising Rates Opportunity	—	—	(30,152,319)	(3,379,087)	(33,531,406)

At December 31, 2004, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Bull	$367,608,660	$29,115,707	$(2,041,604)	$27,074,103
ProFund VP Small-Cap	136,737,324	12,355,112	(2,135,787)	10,219,325
ProFund VP Europe 30	122,446,155	20,408,656	(733,031)	19,675,625
ProFund VP Rising Rates Opportunity	188,188,703	—	—	—

39

PROFUNDS VP

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity(separate portfolios of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2004, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2005

40

PROFUNDS VP

Expense Examples (unaudited)

As a fund shareholder, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July1, 2004 through December 31, 2004.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP Bull	$1,000.00	$1,061.00	$9.17	1.77%
ProFund VP Small-Cap	1,000.00	1,102.90	8.40	1.59%
ProFund VP Europe 30	1,000.00	1,084.60	9.22	1.76%
ProFund VP Rising Rates Opportunity	1,000.00	891.80	8.37	1.76%

*	Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP Bull	$1,000.00	$1,016.24	$8.97	1.77%
ProFund VP Small-Cap	1,000.00	1,017.14	8.06	1.59%
ProFund VP Europe 30	1,000.00	1,016.29	8.92	1.76%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.29	8.92	1.76%

*	Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

41

PROFUNDS VP

Trustees and Officers of ProFunds
(Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite:	Directorship Search	86	Directorship
c/o ProFunds		October	Group, Inc. (Executive		Search
7501 Wisconsin Avenue,		1997 to	Recruitment): Managing		Group, Inc.
Suite 1000		present	Director [March 1993 to
Bethesda, MD 20814			present]
Birth Date: 1957

Michael C. Wachs	Trustee	Indefinite:	AMC Delancey Group,	86	AMC
c/o ProFunds		October	Inc. (Real Estate		Delancey
7501 Wisconsin Avenue,		1997 to	Development): Vice		Group, Inc.
Suite 1000		present	President [January 2001
Bethesda, MD 20814			to present]; Delancey
Birth Date: 1961			Investment Group, Inc.
(Real Estate Development):
Vice President [May 1996
to December 2000]

Interested Trustee
Michael L. Sapir *	Trustee	Indefinite:	Chairman and Chief	86	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the
Suite 1000		to present	Advisor [May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958

* Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite:	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor[May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958

Louis M. Mayberg	President	Indefinite:	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	[May 1997 to present]
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant	Secretary	Indefinite:	Vice President and General
7501 Wisconsin Avenue,		February 2003 to present	Counsel of the Advisor
Suite 1000			[January 2005 to present];
Chief Legal Counsel [July
Bethesda, MD 20814			2001 to December 2004]
Birth Date: 1966			GE Investment Management
Inc; Vice President and
Associate General Counsel
[April 1998 to June 2001];
Kirkpatrick & Lockhart

42

PROFUNDS VP

Trustees and Officers of ProFunds (continued)
(Unaudited)

LLP; Attorney [Prior to April 1998]

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite:	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance officer to the
Suite 1000			Advisor [October 2002 to
Bethesda, MD 20814			present]; Counsel,
Birth Date: 1958			Compliance Officer and
Assistant Secretary –
Calvert Group, Ltd.
[January 1999 to
October 2002]

Troy A. Sheets	Treasurer	Indefinite:	BISYS Fund Services: Vice
3435 Stelzer Road		June 2002 to present	President of Financial
Columbus, Ohio 43219			Services [April 2002 to
Birth Date: 1971			present]; KPMG LLP: Senior
Manager [August 1993 to
March 2002]

John Danko	Vice President	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		August 1999 to present	Director of Client Services
Columbus, Ohio 43219			[February 1997 to present]
Birth Date: 1967

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

43

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the ProFund VP uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Beginning with the fiscal quarter ended September 30, 2004, Schedules of Portfolio Holding for periods ending September 30 and March 31 are available without charge on the Commission’s website at http://www.sec.gov.or may be reviewed and copied at the Commissions public Reference Room in Washington, D.C. Information on the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/04

Not just funds, ProFundsSM

Classic ProFunds VP
Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
Sector ProFunds VP
Financials
Health Care
Technology

Bond Benchmarked ProFunds VP
U.S. Government Plus
Rising Rates Opportunity

Annual Report
December 31, 2004

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition, Schedule of Portfolio Investments and Financial Statements
1	ProFund VP Large-Cap Value
9	ProFund VP Large-Cap Growth
16	ProFund VP Small-Cap Value
25	ProFund VP Small-Cap Growth
32	ProFund VP Asia 30
38	ProFund VP Europe 30
44	ProFund VP Financials
51	ProFund VP Health Care
58	ProFund VP Technology
65	ProFund VP U.S. Government Plus
70	ProFund VP Rising Rates Opportunity
75	Notes to Financial Statements
82	Report of Independent Registered Public Accounting Firm
83	Expense Examples
84	Trustees and Officers of ProFunds

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds VP Annual Report to Shareholders for the 12 months ended December 31, 2004.

While the year began with impressive stock market gains that quickly fizzled, 2004 will likely be remembered for its strong finish. The S&P 500 gained a solid 10.88%, 9.23% in the fourth quarter alone, and the NASDAQ-100 rose 10.75%, after a 14.87% fourth quarter gain. Several broad trends remained in place: Global equity markets again generally outperformed U.S. markets. Small-capitalization stocks again significantly outperformed large-cap stocks. And the U.S. economy experienced another year of sturdy growth.

The biggest surprise may have been the resilience of the U.S. bond market. Though the Federal Reserve, confident the economic recovery was on track, initiated a series of hikes in the short-term Fed Funds rate, long-term interest rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier. The total return for the Long Bond was 8.86%.

To navigate today’s markets, many investors are looking for an edge – for strategies that go beyond the conventional.We are gratified that investors continue to discover the ProFunds VP innovative family, which provides opportunities for investors whether the market is rising, falling or moving sideways.

Your confidence has helped us grow by more than 33% this year alone. We ended the year with $7.5 billion in assets under management 1.

We deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

Past performance is no guarantee of future results.

There is no guarantee that any ProFund VP will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than at original purchase.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, short sale, small-cap company, international investing and repurchase agreement risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. ProFunds VP permit active investment strategies that can decrease performance and increase expenses.

1Includes portfolios not listed in the following Annual Report.

i

PROFUNDS VP

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors uses a quantitative approach in seeking to achieve the investment objectives of each ProFund VP. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. 1

Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends, or direction. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds VP seeks to provide daily correlation with their benchmarks. Mathematical compounding would prevent the ProFunds VP from achieving correlations with their benchmarks over periods of time other than daily.

Factors that materially affected the performance of each ProFund VP during 2004: 2

The major factors that influenced the performance of the ProFunds VP included the cumulative effect of the daily price performance of each ProFund VP’s benchmark, the amount of leverage, if any, employed by a ProFund VP and whether the ProFund VP is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFunds VP include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

  Benchmark Performance: The performance of the index or security underlying each ProFund VP’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indexes do not actually hold a portfolio of securities and /or financial instruments and therefore do not incur fees, expenses and transaction costs incurred by the ProFunds VP. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund VP’s benchmark, as well as for each ProFund VP’s performance.

  Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of an index’s or security’s daily return. The performance of ProFunds VP that have a daily investment objective that is greater than 100% of the daily performance of an index or a security (U.S. Government Plus) was impacted proportionately more by the daily performance of an index or security. ProFunds VP that are designed to have an inverse (negative) daily correlation to the index or security (Rising Rates Opportunity) were inversely affected by the daily performance of the underlying index or security and the factors affecting that index or security on a daily basis. Since ProFunds VP Rising Rates Opportunity is leveraged and inverse, the inverse effect discussed above is amplified.

General Factors Affecting Benchmark and Fund Performance:

In 2004, the S&P 500 index rose by 10.88%, 9.23% in the fourth quarter alone. 3 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 19.23% in U.S. dollar terms.

We believe the major factors affecting domestic equity markets included continuing economic growth, a low real interest rate environment, and subdued inflation. Investor confidence in overall employment and business prospects seemed to outweigh the effects of pronounced geopolitical tensions, election-year divisions and surging crude oil prices.

For 2004 as a whole, the economy grew more rapidly than in the year earlier. Real (inflation-adjusted) Gross Domestic Product grew at an annualized rate of 4.4% in 2004, compared with 3.0% in 2003. The year’s growth was paced by strong consumer spending, especially on automobiles and other “durables” such as household furniture and appliances, electronic items and jewelry; a pick-up in business investment in equipment and software, and higher Government defense spending.

The Fed, confident that the economic recovery remained on track, initiated a series of one quarter percentage point increases in the Fed Funds rate. Beginning in June, it gradually raised the benchmark short-term rate from 1.0%, a 45-year low, to 2.25% as of December 31, 2004, still low by historical measures. Despite higher short-term interest rates, long-term rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier.

Factors more specific to the performance of each Benchmark and each ProFund are discussed in the pages that follow.

1 A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP
  Financials has a benchmark of 100% the daily return of the Dow Jones U.S. Financials Index.
2 Past performance does not guarantee future results.
3 The index returns account for the theoretical reinvestment of dividends in the index.

ii

ProFund VP Large-Cap Value

The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Value Index. For the period ended December 31, 2004, the Fund had a total return of 11.60% 1, compared to a return of 13.78% 2 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date.

As in 2003, this large cap value index benefited from its value bias, yet was held back by its large cap tilt in 2004. Value stocks outperformed growth stocks across the capitalization spectrum, but particularly so in the large cap segment of the market. Smaller cap stocks outperformed large cap stocks as they continued to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 to December 31, 2004 assuming the reinvestment of distributions.

Aggregate Total Return as of 12/31/04[1]

Since Inception (5/3/04)
ProFund VP Large-Cap Value	11.60%
S&P 500/BARRA Value Index	13.78%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Value Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	72%

Total Exposure	72%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500/BARRA Value - Composition
% of Index

Financial	38.86%
Communications	14.10%
Consumer, Non-cyclical	10.13%
Industrial	8.39%
Consumer, Cyclical	7.09%
Energy	6.82%
Technology	6.00%
Utilities	5.32%
Basic Materials	3.29%

Average Market Capitalization:	$17,624,288,660

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2004

Common Stocks (71.7%)
	Shares	Value

ACE, Ltd. (Insurance)	176	$7,524
ADC Telecommunications, Inc. * (Telecommunications)	506	1,356
Advanced Micro Devices, Inc. * (Semiconductors)	242	5,329
Aetna, Inc. (Healthcare-Services)	88	10,978
Affiliated Computer Services, Inc.—Class A * (Computers)	88	5,297
AFLAC, Inc. (Insurance)	308	12,271
Agilent Technologies, Inc. * (Electronics)	308	7,423
Air Products & Chemicals, Inc. (Chemicals)	132	7,652
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	66	3,206
Albertson’s, Inc. (Food)	220	5,254
Alcoa, Inc. (Mining)	550	17,281
Allegheny Energy, Inc. * (Electric)	88	1,734
Allied Waste Industries, Inc. * (Environmental Control)	198	1,837
Allstate Corp. (Insurance)	418	21,619
Alltel Corp. (Telecommunications)	198	11,634
Ambac Financial Group, Inc. (Insurance)	66	5,421
Amerada Hess Corp. (Oil & Gas)	66	5,437
Ameren Corp. (Electric)	132	6,618
American Electric Power, Inc. (Electric)	242	8,310
American International Group, Inc. (Insurance)	1,628	106,910
American Power Conversion Corp. (Electrical Components & Equipment)	110	2,354
AmerisourceBergen Corp. (Pharmaceuticals)	66	3,873
AmSouth Bancorp (Banks)	220	5,698
Anadarko Petroleum Corp. (Oil & Gas)	154	9,981
Andrew Corp. * (Telecommunications)	110	1,499
AON Corp. (Insurance)	198	4,724
Apache Corp. (Oil & Gas)	198	10,013
Apartment Investment and Management Co.— Class A (Real Estate Investment Trust)	66	2,544
Applera Corp.—Applied Biosystems Group (Electronics)	132	2,760
Applied Materials, Inc. * (Semiconductors)	1,056	18,058
Applied Micro Circuits Corp. * (Semiconductors)	198	834
Archer-Daniels-Midland Co. (Agriculture)	418	9,325
Archstone-Smith Trust (Real Estate Investment Trust)	132	5,056
Ashland, Inc. (Chemicals)	44	2,569
AT&T Corp. (Telecommunications)	506	9,644
AutoNation, Inc. * (Retail)	154	2,958
Bank of America Corp. (Banks)	2,508	117,851
Bank of New York Co., Inc. (Banks)	484	16,175
Bausch & Lomb, Inc. (Healthcare-Products)	44	2,836
BB&T Corp. (Banks)	352	14,802
Bear Stearns Cos., Inc. (Diversified Financial Services)	66	6,752
BellSouth Corp. (Telecommunications)	1,144	31,792
Bemis Co., Inc. (Packaging & Containers)	66	1,920
Big Lots, Inc. * (Retail)	66	801
Biogen Idec, Inc. * (Biotechnology)	198	13,189
BMC Software, Inc. * (Software)	132	2,455
Brunswick Corp. (Leisure Time)	66	3,267
Burlington Northern Santa Fe Corp. (Transportation)	242	11,449
Burlington Resources, Inc. (Oil & Gas)	242	10,527
Calpine Corp. * (Electric)	330	1,300
Capital One Financial Corp. (Diversified Financial Services)	154	12,968
Cardinal Health, Inc. (Pharmaceuticals)	264	15,351
Caremark Rx, Inc. * (Pharmaceuticals)	286	11,277
Carnival Corp. (Leisure Time)	396	22,822
Cendant Corp. (Commercial Services)	660	15,431
Centex Corp. (Home Builders)	88	5,243
CenturyTel, Inc. (Telecommunications)	88	3,121
ChevronTexaco Corp. (Oil & Gas)	1,320	69,313
Chiron Corp. * (Biotechnology)	110	3,666
Chubb Corp. (Insurance)	110	8,459
CIENA Corp. * (Telecommunications)	352	1,176
CIGNA Corp. (Insurance)	88	7,178
Cincinnati Financial Corp. (Insurance)	110	4,869
Cinergy Corp. (Electric)	110	4,579
Circuit City Stores, Inc. (Retail)	132	2,064
CIT Group, Inc. (Diversified Financial Services)	132	6,048
Citigroup, Inc. (Diversified Financial Services)	3,234	155,815
Citizens Communications Co. (Telecommunications)	220	3,034
Clear Channel Communications, Inc. (Media)	352	11,788
CMS Energy Corp. * (Electric)	132	1,379
Coca-Cola Enterprises, Inc. (Beverages)	286	5,963
Comcast Corp.—Special Class A * (Media)	1,386	46,126
Comerica, Inc. (Banks)	110	6,712
Compass Bancshares, Inc. (Banks)	66	3,212
Computer Sciences Corp. * (Computers)	110	6,201
Compuware Corp. * (Software)	242	1,566
Comverse Technology, Inc. * (Telecommunications)	132	3,227
ConAgra Foods, Inc. (Food)	330	9,719
ConocoPhillips (Oil & Gas)	440	38,205

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2004

Common Stocks, continued
	Shares	Value

Consolidated Edison, Inc. (Electric)	154	$6,738
Constellation Energy Group, Inc. (Electric)	110	4,808
Convergys Corp. * (Commercial Services)	88	1,319
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	66	4,481
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	44	948
Coors (Adolph) Co.— Class B (Beverages)	22	1,665
Costco Wholesale Corp. (Retail)	286	13,846
Countrywide Credit Industries, Inc. (Diversified Financial Services)	352	13,028
CSX Corp. (Transportation)	132	5,291
Cummins, Inc. (Machinery-Diversified)	22	1,843
CVS Corp. (Retail)	242	10,908
Dana Corp. (Auto Parts & Equipment)	88	1,525
Darden Restaurants, Inc. (Retail)	88	2,441
Deere & Co. (Machinery-Diversified)	154	11,458
Delphi Corp. (Auto Parts & Equipment)	352	3,175
Devon Energy Corp. (Oil & Gas)	308	11,987
Dillards, Inc.—Class A (Retail)	44	1,182
Dominion Resources, Inc. (Electric)	198	13,413
Donnelley (R.R.) & Sons Co. (Commercial Services)	132	4,658
Dover Corp. (Miscellaneous Manufacturing)	132	5,536
DTE Energy Co. (Electric)	110	4,744
Duke Energy Corp. (Electric)	594	15,046
Dynegy, Inc.—Class A * (Pipelines)	242	1,118
E *TRADE Financial Corp. * (Diversified Financial Services)	242	3618
Eastman Chemical Co. (Chemicals)	44	2,540
Eastman Kodak Co. (Miscellaneous Manufacturing)	176	5,676
Eaton Corp. (Miscellaneous Manufacturing)	88	6,368
Edison International (Electric)	198	6,342
El Paso Corp. (Pipelines)	396	4,118
Electronic Data Systems Corp. (Computers)	330	7,623
EMC Corp. * (Computers)	1,496	22,246
Engelhard Corp. (Chemicals)	66	2,024
Entergy Corp. (Electric)	132	8,922
EOG Resources, Inc. (Oil & Gas)	66	4,710
Equity Office Properties Trust (Real Estate Investment Trust)	242	7,046
Equity Residential Properties Trust (Real Estate Investment Trust)	176	6,368
Exelon Corp. (Electric)	418	18,422
Fannie Mae (Diversified Financial Services)	594	42,299
Federated Department Stores, Inc. (Retail)	110	6,357
FedEx Corp. (Transportation)	198	19,500
Fifth Third Bancorp (Banks)	352	16,643
First Horizon National Corp. (Banks)	66	2,845
FirstEnergy Corp. (Electric)	198	7,823
Fiserv, Inc. * (Software)	132	5,305
Fisher Scientific International, Inc. * (Electronics)	66	4,117
Ford Motor Co. (Auto Manufacturers)	1,144	16,748
FPL Group, Inc. (Electric)	110	8,223
Franklin Resources, Inc. (Diversified Financial Services)	154	10,726
Freddie Mac (Diversified Financial Services)	440	32,428
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	242	4,443
Gannett Co., Inc. (Media)	154	12,582
General Dynamics Corp. (Aerospace/Defense)	132	13,808
General Mills, Inc. (Food)	220	10,935
General Motors Corp. (Auto Manufacturers)	352	14,101
Genuine Parts Co. (Distribution/Wholesale)	110	4,847
Georgia Pacific Corp. (Forest Products & Paper)	154	5,772
Golden West Financial Corp. (Savings & Loans)	198	12,161
Goldman Sachs Group, Inc. (Diversified Financial Services)	308	32,044
Goodrich Corp. (Aerospace/Defense)	66	2,154
Grainger (W.W.), Inc. (Distribution/Wholesale)	66	4,397
Great Lakes Chemical Corp. (Chemicals)	22	627
Hartford Financial Services Group, Inc. (Insurance)	176	12,199
Hasbro, Inc. (Toys/Games/Hobbies)	110	2,132
HCA, Inc. (Healthcare-Services)	264	10,549
Health Management Assoc., Inc.—Class A (Healthcare-Services)	154	3,499
Hewlett-Packard Co. (Computers)	1,892	39,674
Hilton Hotels Corp. (Lodging)	242	5,503
Honeywell International, Inc. (Miscellaneous Manufacturing)	528	18,696
Humana, Inc. * (Healthcare-Services)	110	3,266
Huntington Bancshares, Inc. (Banks)	154	3,816
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	110	8,833
International Paper Co. (Forest Products & Paper)	308	12,936
Interpublic Group of Companies, Inc. * (Advertising)	264	3,538
ITT Industries, Inc. (Miscellaneous Manufacturing)	66	5,574
J.P. Morgan Chase & Co. (Diversified Financial Services)	2,221	86,641
Jabil Circuit, Inc. * (Electronics)	132	3,377
Janus Capital Group, Inc. (Diversified Financial Services)	154	2,589
JDS Uniphase Corp. * (Telecommunications)	902	2,859
Jefferson-Pilot Corp. (Insurance)	88	4,572
Johnson Controls, Inc. (Auto Parts & Equipment)	110	6,978
Jones Apparel Group, Inc. (Apparel)	66	2,414
KB Home (Home Builders)	22	2,297
Kerr-McGee Corp. (Oil & Gas)	88	5,086
KeyCorp (Banks)	264	8,950
KeySpan Corp. (Gas)	110	4,340
Kinder Morgan, Inc. (Pipelines)	88	6,436
King Pharmaceuticals, Inc. * (Pharmaceuticals)	154	1,910
KLA -Tencor Corp. * (Semiconductors)	132	6,149
Kohls Corp. * (Retail)	220	10,817
Kroger Co. * (Food)	462	8,103
L-3 Communications Holdings, Inc. (Aerospace/Defense)	66	4,834
Laboratory Corporation of America Holdings * (Healthcare-Services)	88	4,384
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	110	3,127
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	176	15,396
Limited, Inc. (Retail)	264	6,077
Lincoln National Corp. (Insurance)	110	5,135
Liz Claiborne, Inc. (Apparel)	66	2,786
Loews Corp. (Insurance)	110	7,733
Louisiana-Pacific Corp. (Forest Products & Paper)	66	1,765
LSI Logic Corp. * (Semiconductors)	242	1,326
M&T Bank Corp. (Banks)	66	7,117
Manor Care, Inc. (Healthcare-Services)	44	1,559
Marathon Oil Corp. (Oil & Gas)	220	8,274
Marsh & McLennan Companies, Inc. (Insurance)	330	10,857
Marshall & Ilsley Corp. (Banks)	132	5,834
Masco Corp. (Building Materials)	286	10,448
May Department Stores Co. (Retail)	176	5,174
MBIA, Inc. (Insurance)	88	5,569
MBNA Corp. (Diversified Financial Services)	792	22,326
McDonald’s Corp. (Retail)	792	25,393
McKesson Corp. (Commercial Services)	176	5,537
Meadwestvaco Corp. (Forest Products & Paper)	132	4,473
Medco Health Solutions, Inc. * (Pharmaceuticals)	176	7,322
Mellon Financial Corp. (Banks)	264	8,213
Merrill Lynch & Co., Inc. (Diversified Financial Services)	572	34,188
MetLife, Inc. (Insurance)	462	18,716
MGIC Investment Corp. (Insurance)	66	4,548
Micron Technology, Inc. * (Semiconductors)	374	4,619

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2004

Common Stocks, continued
	Shares	Value

Molex, Inc. (Electrical Components & Equipment)	110	$3,300
Monsanto Co. (Agriculture)	154	8,555
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	682	37,865
Motorola, Inc. (Telecommunications)	1,518	26,110
Mylan Laboratories, Inc. (Pharmaceuticals)	176	3,112
Nabors Industries, Ltd. * (Oil & Gas)	88	4,514
National City Corp. (Banks)	418	15,696
National Semiconductor Corp. (Semiconductors)	220	3,949
NCR Corp. * (Computers)	66	4,569
Newmont Mining Corp. (Mining)	286	12,701
News Corp.—Class A (Media)	1,628	30,378
NICOR, Inc. (Gas)	22	813
NiSource, Inc. (Electric)	176	4,009
Noble Corp. * (Oil & Gas)	88	4,377
Nordstrom, Inc. (Retail)	88	4,112
Norfolk Southern Corp. (Transportation)	242	8,758
North Fork Bancorp, Inc. (Banks)	286	8,251
Northern Trust Corp. (Banks)	132	6,413
Northrop Grumman Corp. (Aerospace/Defense)	220	11,959
Novell, Inc. * (Software)	242	1,634
Novellus Systems, Inc. * (Semiconductors)	88	2,454
Nucor Corp. (Iron/Steel)	110	5,757
NVIDIA Corp. * (Semiconductors)	110	2,592
Occidental Petroleum Corp. (Oil & Gas)	242	14,123
Office Depot, Inc. * (Retail)	198	3,437
OfficeMax, Inc. (Retail)	44	1,381
Pall Corp. (Miscellaneous Manufacturing)	88	2,548
Parker Hannifin Corp. (Miscellaneous Manufacturing)	66	4,999
Penney (J.C.) Co. (Retail)	176	7,286
Peoples Energy Corp. (Gas)	22	967
PerkinElmer, Inc. (Electronics)	88	1,979
Pfizer, Inc. (Pharmaceuticals)	4,686	126,006
PG&E Corp. * (Electric)	242	8,054
Phelps Dodge Corp. (Mining)	66	6,529
Pinnacle West Capital Corp. (Electric)	66	2,931
Plum Creek Timber Company, Inc. (Forest Products & Paper)	110	4,228
PNC Financial Services Group (Banks)	176	10,109
Power-One, Inc. * (Electrical Components & Equipment)	44	392
PPG Industries, Inc. (Chemicals)	110	7,498
PPL Corp. (Electric)	110	5,861
Principal Financial Group, Inc. (Insurance)	198	8,106
Progress Energy, Inc. (Electric)	154	6,967
Progressive Corp. (Insurance)	132	11,199
Prologis (Real Estate Investment Trust)	110	4,766
Providian Financial Corp. * (Diversified Financial Services)	176	2,899
Prudential Financial, Inc. (Insurance)	330	18,137
Public Service Enterprise Group, Inc. (Electric)	154	7,973
Pulte Homes, Inc. (Home Builders)	88	5,614
Raytheon Co. (Aerospace/Defense)	286	11,105
Reebok International, Ltd. (Apparel)	44	1,936
Regions Financial Corp. (Banks)	286	10,179
Reynolds American, Inc. (Agriculture)	88	6,917
Rohm & Haas Co. (Chemicals)	132	5,838
Rowan Companies, Inc. * (Oil & Gas)	66	1,709
Ryder System, Inc. (Transportation)	44	2,102
Sabre Holdings Corp. (Leisure Time)	88	1,950
SAFECO Corp. (Insurance)	88	4,597
Safeway, Inc. * (Food)	286	5,646
Sanmina-SCI Corp. * (Electronics)	330	2,795
SBC Communications, Inc. (Telecommunications)	2,068	53,293
Schwab (Charles) Corp. (Diversified Financial Services)	836	9,999
Scientific-Atlanta, Inc. (Telecommunications)	88	2,905
Sears, Roebuck & Co. (Retail)	132	6,736
Sempra Energy (Gas)	154	5,648
Siebel Systems, Inc. * (Software)	308	3,234
Snap-on, Inc. (Hand/Machine Tools)	44	1,512
Solectron Corp. * (Electronics)	616	3,283
Southern Co. (Electric)	462	15,486
Southwest Airlines Co. (Airlines)	484	7,879
Sovereign Bancorp, Inc. (Savings & Loans)	220	4,961
Sprint Corp. (FON Group) (Telecommunications)	924	22,961
St. Paul Companies, Inc. (Insurance)	418	15,495
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	132	7,709
State Street Corp. (Banks)	198	9,726
Sun Microsystems, Inc. * (Computers)	2,090	11,244
SunGard Data Systems, Inc. * (Computers)	176	4,986
Sunoco, Inc. (Oil & Gas)	44	3,595
SunTrust Banks, Inc. (Banks)	242	17,879
SuperValu, Inc. (Food)	88	3,038
Synovus Financial Corp. (Banks)	198	5,659
TECO Energy, Inc. (Electric)	132	2,025
Tektronix, Inc. (Electronics)	66	1,994
Tellabs, Inc. * (Telecommunications)	286	2,457
Temple-Inland, Inc. (Forest Products & Paper)	44	3,010
Tenet Healthcare Corp. * (Healthcare-Services)	286	3,140
Teradyne, Inc. * (Semiconductors)	132	2,253
Texas Instruments, Inc. (Semiconductors)	1,078	26,539
Textron, Inc. (Miscellaneous Manufacturing)	88	6,494
Thermo Electron Corp. * (Electronics)	110	3,321
Tiffany & Co. (Retail)	88	2,813
Time Warner, Inc. * (Media)	2,860	55,599
Torchmark Corp. (Insurance)	66	3,771
Toys R Us, Inc. * (Retail)	132	2,702
Transocean Sedco Forex, Inc. * (Oil & Gas)	198	8,393
Tribune Co. (Media)	198	8,344
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,254	44,818
U.S. Bancorp (Banks)	1,166	36,519
Union Pacific Corp. (Transportation)	154	10,357
Unisys Corp. * (Computers)	220	2,240
United States Steel Corp. (Iron/Steel)	66	3,383
Univision Communications, Inc.— Class A * (Media)	198	5,795
Unocal Corp. (Oil & Gas)	154	6,659
UnumProvident Corp. (Insurance)	176	3,157
Valero Energy Corp. (Oil & Gas)	154	6,992
Veritas Software Corp. * (Software)	264	7,537
Verizon Communications, Inc. (Telecommunications)	1,716	69,516
V. F. Corp. (Apparel)	66	3,655
Viacom, Inc.—Class B (Media)	1,056	38,428
Visteon Corp. (Auto Parts & Equipment)	88	860
Vulcan Materials Co. (Building Materials)	66	3,604
Wachovia Corp. (Banks)	990	52,074
Walt Disney Co. (Media)	1,276	35,473
Washington Mutual, Inc. (Savings & Loans)	550	23,254
Waste Management, Inc. (Environmental Control)	352	10,539
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	66	2,165
WellPoint Health Networks, Inc. * (Healthcare-Services)	176	20,241
Wells Fargo & Co. (Banks)	1,056	65,630
Wendy’s International, Inc. (Retail)	66	2,591
Weyerhaeuser Co. (Forest Products & Paper)	154	10,352
Whirlpool Corp. (Home Furnishings)	44	3,045
Williams Companies, Inc. (Pipelines)	352	5,734
Xcel Energy, Inc. (Electric)	242	4,404
Xerox Corp. * (Office/Business Equipment)	594	10,104
XL Capital, Ltd.— Class A (Insurance)	88	6,833
Zions Bancorp (Banks)	66	4,490

TOTAL COMMON STOCKS
(Cost $3,417,767)		3,532,311

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2004

Repurchase Agreements (13.6%)
	Principal Amount	Value

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $669,084 (Collateralized by $686,000 Federal Home Loan Bank, 2.125%, 11/15/05, market value $683,233)	$669,000	$669,000

TOTAL REPURCHASE AGREEMENTS
(Cost $669,000)		669,000

TOTAL INVESTMENT SECURITIES
(Cost $4,086,767)—85.3%		4,201,311
Net other assets (liabilities)—14.7%		720,771

NET ASSETS—100.0%		$4,922,082

*	Non-income producing security

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Advertising	0.1%
Aerospace/Defense	0.9%
Agriculture	0.5%
Airlines	0.2%
Apparel	0.2%
Auto Manufacturers	0.6%
Auto Parts & Equipment	0.3%
Banks	9.2%
Beverages	0.2%
Biotechnology	0.3%
Building Materials	0.3%
Chemicals	0.6%
Commercial Services	0.5%
Computers	2.1%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	10.7%
Electric	3.6%
Electrical Components & Equipment	0.1%
Electronics	0.6%
Environmental Control	0.3%
Food	0.9%
Forest Products & Paper	0.9%
Gas	0.2%
Hand/Machine Tools	NM
Healthcare-Products	0.1%
Healthcare-Services	1.2%
Home Builders	0.3%
Home Furnishings	0.1%
Insurance	6.4%
Iron/Steel	0.2%
Leisure Time	0.6%
Lodging	0.3%
Machinery-Diversified	0.3%
Media	5.0%
Mining	0.7%
Miscellaneous Manufacturing	2.4%
Office/Business Equipment	0.2%
Oil & Gas	4.5%
Packaging & Containers	NM
Pharmaceuticals	3.5%
Pipelines	0.4%
Real Estate Investment Trust	0.5%
Retail	2.4%
Savings & Loans	0.8%
Semiconductors	1.6%
Software	0.4%
Telecommunications	5.0%
Toys/Games/Hobbies	NM
Transportation	1.2%
Other **	28.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

5

PROFUNDS VP
ProFund VP Large-Cap Value

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value
(cost $3,417,767)	$3,532,311
Repurchase agreements, at cost	669,000

Total Investments	4,201,311
Cash	3,623
Dividends and interest receivable	3,966
Receivable for investments sold	1,283,810
Prepaid expenses	1,779

Total Assets	5,494,489

Liabilities:
Payable for capital shares redeemed	559,685
Advisory fees payable	2,085
Management services fees payable	417
Administration fees payable	110
Administrative services fees payable	1,831
Distribution fees payable	1,755
Other accrued expenses	6,524

Total Liabilities	572,407

Net Assets	$4,922,082

Net Assets consist of:
Capital	$4,657,313
Accumulated net investment income (loss)	373
Accumulated net realized gains (losses) on investments	149,852
Net unrealized appreciation (depreciation) on investments	114,544

Net Assets	$4,922,082

Shares of Beneficial Interest Outstanding	147,010

Net Asset Value (offering and redemption price per share)	$33.48

Statement of Operations
For the period May 3, 2004 (a) through December 31, 2004

Investment Income:
Dividends	$23,647
Interest	725

Total Investment Income	24,372

Expenses:
Advisory fees	9,312
Management services fees	1,862
Administration fees	232
Transfer agency fees	136
Administrative service fees	2,101
Distribution fees	3,010
Custody fees	7,785
Fund accounting fees	410
Other fees	435

Total Gross Expenses before reductions	25,283
Less Expenses reduced by the Advisor	(745)

Total Net Expenses	24,538

Net Investment Income (Loss)	(166)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	149,852
Change in net unrealized appreciation/depreciation on investments	114,544

Net Realized and Unrealized Gains (Losses) on Investments	264,396

Change in Net Assets Resulting from Operations	$264,230

(a)	Commencement of operations

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Large-Cap Value

Statement of Changes in Net Assets
For the period May 3, 2004 (a) through December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(166)
Net realized gains (losses) on investments	149,852
Change in net unrealized appreciation/depreciation on investments	114,544

Change in net assets resulting from operations	264,230

Capital Transactions:
Proceeds from shares issued	30,863,634
Cost of shares redeemed	(26,205,782)

Change in net assets resulting from capital transactions	4,657,852

Change in net assets	4,922,082
Net Assets:
Beginning of period	—

End of period	$4,922,082

Accumulated net investment income (loss)	$373

Share Transactions:
Issued	947,166
Redeemed	(800,156)

Change in shares	147,010

(a)	Commencement of operations

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	For the period May 3, 2004 (a) through December 31, 2004

Net Asset Value, Beginning of Period	$30.00

Investment Activities:
Net investment income (loss)	—	(b), (c)
Net realized and unrealized gains (losses) on investments	3.48

Total income (loss) from investment activities	3.48

Net Asset Value, End of Period	$33.48

Total Return	11.60	% (d)

Ratios to Average Net Assets:
Gross Expenses (e)	2.04%
Net Expenses (e)	1.98%
Net investment income (loss) (e)	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$4,922
Portfolio turnover rate (f)	1,352	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

8

ProFund VP Large-Cap Growth

The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Growth Index. For the period ended December 31, 2004, the Fund had a total return of 5.37% 1, compared to a return of 5.77% 2 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date.

This large cap growth index underperformed broader measures of the U.S. equity market. Growth stocks underperformed value stocks across the capitalization spectrum, but particularly so in the large cap segment of the market. Smaller cap stocks outperformed large cap stocks as they continued to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 to December 31, 2004 assuming the reinvestment of distributions.

Aggregate Total Return as of 12/31/04[1]

Since Inception (5/3/04)
ProFund VP Large-Cap Growth	5.37%
S&P 500/BARRA Growth Index	5.77%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

9

PROFUNDS VP ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Barra Growth Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
____________ “Market Exposure” excludes any short-term investments and cash equivalents.
S&P 600/BARRA Growth - Composition
% of Index

Consumer, Non-cyclical	32.41%
Technology	18.80%
Industrial	14.87%
Consumer, Cyclical	12.78%
Communications	8.49%
Energy	7.43%
Basic Materials	2.55%
Financial	2.12%
Utilities	0.55%

Average Market Capitalization:	$31,657,845,161

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks (98.9%)

	Shares	Value

3M Co. (Miscellaneous Manufacturing)	532	$43,661
Abbott Laboratories (Pharmaceuticals)	1,064	49,635
Adobe Systems, Inc. (Software)	168	10,540
AES Corp. * (Electric)	448	6,124
Allegheny Technologies, Inc. (Iron/Steel)	56	1,214
Allergan, Inc. (Pharmaceuticals)	84	6,810
Altera Corp. * (Semiconductors)	252	5,216
Altria Group, Inc. (Agriculture)	1,400	85,540
American Express Co. (Diversified Financial Services)	868	48,929
American Standard Cos. * (Building Materials)	140	5,785
Amgen, Inc. * (Biotechnology)	868	55,682
Analog Devices, Inc. (Semiconductors)	252	9,304
Anheuser-Busch Companies, Inc. (Beverages)	532	26,988
Apollo Group, Inc.—Class A * (Commercial Services)	140	11,300
Apple Computer, Inc. * (Computers)	280	18,032
Autodesk, Inc. (Software)	168	6,376
Automatic Data Processing, Inc. (Software)	392	17,385
AutoZone, Inc. * (Retail)	56	5,113
Avaya, Inc. * (Telecommunications)	308	5,298
Avery Dennison Corp. (Household Products/Wares)	84	5,037
Avon Products, Inc. (Cosmetics/Personal Care)	336	13,003
Baker Hughes, Inc. (Oil & Gas Services)	224	9,558
Ball Corp. (Packaging & Containers)	84	3,695
Bard (C.R.), Inc. (Healthcare-Products)	84	5,374
Baxter International, Inc. (Healthcare-Products)	420	14,507
Becton, Dickinson & Co. (Healthcare-Products)	168	9,542
Bed Bath & Beyond, Inc. * (Retail)	196	7,807
Best Buy Co., Inc. (Retail)	224	13,310
Biomet, Inc. (Healthcare-Products)	168	7,290
BJ Services Co. (Oil & Gas Services)	112	5,212
Black & Decker Corp. (Hand/Machine Tools)	56	4,947
Boeing Co. (Aerospace/Defense)	588	30,441
Boston Scientific Corp. * (Healthcare-Products)	588	20,903
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,344	34,433
Broadcom Corp.—Class A * (Semiconductors)	224	7,231
Brown-Forman Corp. (Beverages)	84	4,089
Campbell Soup Co. (Food)	280	8,369
Caterpillar, Inc. (Machinery - Construction & Mining)	224	21,842
CenterPoint Energy, Inc. (Electric)	224	2,531
Cintas Corp. (Textiles)	112	4,912
Cisco Systems, Inc. * (Telecommunications)	4,508	87,004
Citrix Systems, Inc. * (Software)	112	2,747
Clorox Co. (Household Products/Wares)	112	6,600
Coach, Inc. * (Apparel)	140	7,896
Coca-Cola Co. (Beverages)	1,652	68,773
Colgate-Palmolive Co. (Cosmetics/Personal Care)	364	18,622
Computer Associates International, Inc. (Software)	392	12,176
Corning, Inc. * (Telecommunications)	952	11,205
Danaher Corp. (Miscellaneous Manufacturing)	224	12,860
Dell, Inc. * (Computers)	1,708	71,975
Delta Air Lines, Inc. * (Airlines)	84	628
Dollar General Corp. (Retail)	224	4,652
Dow Chemical Co. (Chemicals)	644	31,884
Dow Jones & Company, Inc. (Media)	56	2,411
Du Pont (Chemicals)	672	32,962
eBay, Inc. * (Internet)	448	52,094
Ecolab, Inc. (Chemicals)	168	5,902
Electronic Arts, Inc. * (Software)	196	12,089
Eli Lilly & Co. (Pharmaceuticals)	784	44,492
Emerson Electric Co. (Electrical Components & Equipment)	280	19,628
Equifax, Inc. (Commercial Services)	84	2,360
Express Scripts, Inc.—Class A * (Pharmaceuticals)	56	4,281
Exxon Mobil Corp. (Oil & Gas)	4,424	226,774
Family Dollar Stores, Inc. (Retail)	112	3,498
Federated Investors, Inc.—Class B (Diversified Financial Services)	84	2,554
First Data Corp. (Software)	560	23,822
Fluor Corp. (Engineering & Construction)	56	3,053
Forest Laboratories, Inc. * (Pharmaceuticals)	252	11,305
Fortune Brands, Inc. (Household Products/Wares)	112	8,644
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	112	4,282
Gap, Inc. (Retail)	588	12,419
Gateway, Inc. * (Computers)	252	1,515
General Electric Co. (Miscellaneous Manufacturing)	7,252	264,698
Genzyme Corp.—General Division * (Biotechnology)	168	9,756
Gilead Sciences, Inc. * (Pharmaceuticals)	308	10,777
Gillette Co. (Cosmetics/Personal Care)	672	30,092
Guidant Corp. (Healthcare-Products)	224	16,150
H&R Block, Inc. (Commercial Services)	112	5,488
Halliburton Co. (Oil & Gas Services)	308	12,086
Harley-Davidson, Inc. (Leisure Time)	196	11,907
Harrah’s Entertainment, Inc. (Lodging)	84	5,619

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks,continued
	Shares	Value

Heinz (H.J.) Co. (Food)	252	$9,825
Hercules, Inc. * (Chemicals)	84	1,247
Hershey Foods Corp. (Food)	168	9,331
Home Depot, Inc. (Retail)	1,512	64,622
Hospira, Inc. * (Pharmaceuticals)	112	3,752
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	196	18,165
IMS Health, Inc. (Software)	168	3,899
Intel Corp. (Semiconductors)	4,340	101,513
International Business Machines Corp. (Computers)	1,148	113,170
International Flavors & Fragrances, Inc. (Chemicals)	56	2,399
International Game Technology (Entertainment)	224	7,701
Intuit, Inc. * (Software)	140	6,161
Johnson & Johnson (Healthcare-Products)	2,044	129,631
Kellogg Co. (Food)	280	12,505
Kimberly-Clark Corp. (Household Products/Wares)	336	22,113
Knight-Ridder, Inc. (Media)	56	3,749
Lexmark International Group, Inc. * (Computers)	84	7,140
Linear Technology Corp. (Semiconductors)	224	8,682
Lockheed Martin Corp. (Aerospace/Defense)	308	17,109
Lowe’s Cos., Inc. (Retail)	532	30,638
Lucent Technologies, Inc. * (Telecommunications)	3,024	11,370
Marriott International, Inc.—Class A (Lodging)	140	8,817
Mattel, Inc. (Toys/Games/Hobbies)	280	5,457
Maxim Integrated Products, Inc. (Semiconductors)	224	9,495
Maytag Corp. (Home Furnishings)	56	1,182
McCormick & Co., Inc. (Food)	84	3,242
McGraw-Hill Companies, Inc. (Media)	140	12,815
MedImmune, Inc. * (Biotechnology)	168	4,554
Medtronic, Inc. (Healthcare-Products)	840	41,724
Merck & Co., Inc. (Pharmaceuticals)	1,512	48,596
Mercury Interactive Corp. * (Software)	56	2,551
Meredith Corp. (Media)	28	1,518
Microsoft Corp. (Software)	7,448	198,937
Millipore Corp. * (Biotechnology)	28	1,395
Monster Worldwide, Inc. * (Internet)	84	2,826
Moody’s Corp. (Commercial Services)	112	9,727
Navistar International Corp. * (Auto Manufacturers)	56	2,463
Network Appliance, Inc. * (Computers)	252	8,371
New York Times Co.—Class A (Media)	112	4,570
Newell Rubbermaid, Inc. (Housewares)	196	4,741
Nextel Communications, Inc.—Class A * (Telecommunications)	756	22,680
NIKE, Inc.—Class B (Apparel)	168	15,236
Omnicom Group, Inc. (Advertising)	140	11,805
Oracle Corp. * (Software)	3,528	48,404
PACCAR, Inc. (Auto Manufacturers)	112	9,014
Pactiv Corp. * (Packaging & Containers)	112	2,832
Parametric Technology Corp. * (Software)	196	1,154
Paychex, Inc. (Commercial Services)	252	8,588
PepsiCo, Inc. (Beverages)	1,148	59,926
Pitney Bowes, Inc. (Office/Business Equipment)	168	7,775
PMC-Sierra, Inc. * (Semiconductors)	112	1,260
Praxair, Inc. (Chemicals)	224	9,890
Procter & Gamble Co. (Cosmetics/Personal Care)	1,736	95,619
QLogic Corp. * (Semiconductors)	56	2,057
Qualcomm, Inc. (Telecommunications)	1,120	47,488
Quest Diagnostics, Inc. (Healthcare-Services)	56	5,351
Qwest Communications International, Inc. * (Telecommunications)	1,232	5,470
RadioShack Corp. (Retail)	112	3,683
Robert Half International, Inc. (Commercial Services)	112	3,296
Rockwell Collins, Inc. (Aerospace/Defense)	112	4,417
Rockwell International Corp. (Machinery-Diversified)	140	6,937
Sara Lee Corp. (Food)	532	12,842
Schering-Plough Corp. (Pharmaceuticals)	1,008	21,047
Schlumberger, Ltd. (Oil & Gas Services)	392	26,245
Sealed Air Corp. * (Packaging & Containers)	56	2,983
Sherwin-Williams Co. (Chemicals)	84	3,749
Sigma-Aldrich Corp. (Chemicals)	56	3,386
Simon Property Group, Inc. (Real Estate Investment Trust)	140	9,054
SLM Corp. (Diversified Financial Services)	308	16,444
St.Jude Medical, Inc. * (Healthcare-Products)	252	10,566
Stanley Works (Hand/Machine Tools)	56	2,743
Staples, Inc. (Retail)	336	11,327
Starbucks Corp. * (Retail)	280	17,461
Stryker Corp. (Healthcare-Products)	280	13,510
Symantec Corp. * (Internet)	448	11,540
Symbol Technologies, Inc. (Electronics)	168	2,906
Sysco Corp. (Food)	448	17,101
T. Rowe Price Group, Inc. (Diversified Financial Services)	84	5,225
Target Corp. (Retail)	616	31,988
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	112	1,642
The Pepsi Bottling Group, Inc. (Beverages)	168	4,543
TJX Companies, Inc. (Retail)	336	8,444
TXU Corp. (Electric)	168	10,846
United Parcel Service, Inc.—Class B (Transportation)	756	64,608
United Technologies Corp. (Aerospace/Defense)	364	37,620
UnitedHealth Group, Inc. (Healthcare-Services)	448	39,437
UST, Inc. (Agriculture)	112	5,388
Wal-Mart Stores, Inc. (Retail)	2,912	153,811
Walgreen Co. (Retail)	700	26,859
Waters Corp. * (Electronics)	84	3,931
Wrigley (Wm.) Jr.Co. (Food)	140	9,687
Wyeth (Pharmaceuticals)	924	39,353
Xilinx, Inc. (Semiconductors)	252	7,472
XTO Energy, Inc. (Oil & Gas)	168	5,944
Yahoo!, Inc. * (Internet)	952	35,871
YUM! Brands, Inc. (Retail)	196	9,247
Zimmer Holdings, Inc. * (Healthcare-Products)	168	13,460

TOTAL COMMON STOCKS
(Cost $3,781,701)		3,859,510

TOTAL INVESTMENT SECURITIES
(Cost $3,781,701)—98.9%		3,859,510
Net other assets (liabilities)—1.1%		41,543

NET ASSETS—100.0%		$3,901,053

____________ * Non-income producing security
ProFund VP Large-Cap Growth invested, as a percentage of net assets,in the following industries, as of December 31 2004:
Advertising	0.3%
Aerospace/Defense	2.3%
Agriculture	2.3%
Airlines	NM
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	NM
Beverages	4.2%
Biotechnology	1.8%
Building Materials	0.1%
Chemicals	2.3%
Commercial Services	1.0%
Computers	5.6%
Cosmetics/Personal Care	4.0%
Diversified Financial Services	1.9%
Electric	0.5%
Electrical Components & Equipment	0.5%

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Electronics	0.2%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	2.1%
Hand/Machine Tools	0.2%
Healthcare-Products	7.3%
Healthcare-Services	1.1%
Home Furnishings	NM
Household Products/Wares	1.1%
Housewares	0.1%
Internet	2.6%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	0.2%
Media	0.6%
Mining	0.1%
Miscellaneous Manufacturing	8.8%
Office/Business Equipment	0.2%
Oil & Gas	6.0%
Oil & Gas Services	1.4%
Packaging & Containers	0.2%
Pharmaceuticals	7.0%
Real Estate Investment Trust	0.2%
Retail	10.5%
Semiconductors	3.9%
Software	9.0%
Telecommunications	4.9%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Other **	1.1%
____________ ** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Large-Cap Growth

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $3,781,701)	$3,859,510
Dividends and interest receivable	2,345
Receivable for capital shares issued	1,590,104
Receivable from Advisor	2,952
Prepaid expenses	1,779

Total Assets	5,456,690

Liabilities:
Cash overdraft	31,023
Payable for investments purchased	1,516,749
Administration fees payable	60
Administrative services fees payable	862
Distribution fees payable	687
Other accrued expenses	6,256

Total Liabilities	1,555,637

Net Assets	$3,901,053

Net Assets consist of:
Capital	$3,838,438
Accumulated net investment income (loss)	913
Accumulated net realized gains (losses) on investments	(16,107)
Net unrealized appreciation (depreciation)on investments	77,809

Net Assets	$3,901,053

Shares of Beneficial Interest Outstanding	123,418

Net Asset Value (offering and redemption price per share)	$31.61

Statement of Operations
For the period May 3, 2004 (a) through December 31, 2004
Investment Income:
Dividends	$9,069
Interest	378

Total Investment Income	9,447

Expenses:
Advisory fees	3,280
Management services fees	656
Administration fees	97
Transfer agency fees	64
Administrative service fees	936
Distribution fees	994
Custody fees	6,587
Fund accounting fees	600
Other fees	183

Total Gross Expenses before reductions	13,397
Less Expenses reduced by the Advisor	(4,731)

Total Net Expenses	8,666

Net Investment Income (Loss)	781

Realized and Unrealized Gains (Losses)on Investments:
Net realized gains (losses) on investment securities	(16,107)
Change in net unrealized appreciation/depreciation on investments	77,809

Net Realized and Unrealized Gains (Losses) on Investments	61,702

Change in Net Assets Resulting from Operations	$62,483

____________ (a) Commencement of operations

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
For the period
May 3, 2004 (a) through
December 31, 2002

From Investment Activities:
Operations:
Net investment income (loss)	$781
Net realized gains (losses) on investments	(16,107)
Change in net unrealized appreciation/depreciation on investments	77,809

Change in net assets resulting from operations	62,483

Capital Transactions:
Proceeds from shares issued	13,769,601
Cost of shares redeemed	(9,931,031)

Change in net assets resulting from capital transactions	3,838,570

Change in net assets	3,901,053
Net Assets:
Beginning of period	—

End of period	$3,901,053

Accumulated net investment income (loss)	$913

Share Transactions:
Issued	444,001
Redeemed	(320,583)

Change in shares	123,418

____________ (a) Commencement of operations

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the period
	May 3, 2004 (a) through
	December 31, 2004

Net Asset Value, Beginning of Period	$30.00

Investment Activities:
Net investment income (loss)	0.04	(b)
Net realized and unrealized gains (losses) on investments	1.57

Total income (loss) from investment activities	1.61

Net Asset Value, End of Period	$31.61

Total Return	5.37	% (c)

Ratios to Average Net Assets:
Gross Expenses (d)	3.06%
Net Expenses (d)	1.98%
Net investment income (loss) (d)	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$3,901
Portfolio turnover rate (e)	1,134	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

15

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index. For the year ended December 31, 2004, the Fund had a total return of 20.12% 1, compared to a return of 23.40% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date.

This small cap value index and the Fund benefited from both its value bias and its small cap focus. Value stocks outperformed growth stocks across the capitalization spectrum albeit by a small margin within the small cap segment of the market. Small cap stocks significantly outperformed large cap stocks as they were able to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Small-Cap Value	20.12%	5.72%
S&P SmallCap 600/BARRA Value Index	23.40%	9.92%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and reinvestment of the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

16

PROFUNDS VP ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	( NM)

Total Exposure	100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
S&P SmallCap 600/BARRA Value - Composition
% of Index

Industrial	23.34%
Financial	19.74%
Consumer, Cyclical	19.29%
Consumer, Non-cyclical	13.00%
Utilities	6.72%
Technology	6.66%
Basic Materials	4.62%
Energy	3.36%
Communications	3.27%

Average Market Capitalization:	$737,870,518

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.7%)
	Shares	Value

4Kids Entertainment, Inc. * (Media)	9,088	$191,030
A.M. Castle & Co. * (Metal Fabricate/Hardware)	10,224	122,075
AAR Corp. * (Aerospace/Defense)	21,584	293,974
ABM Industries, Inc. (Commercial Services)	32,944	649,655
Accredo Health, Inc. * (Pharmaceuticals)	32,944	913,207
Actel Corp. * (Semiconductors)	17,040	298,882
Action Performance Companies, Inc. (Toys/Games/Hobbies)	12,496	137,331
Adaptec, Inc. * (Telecommunications)	74,976	569,068
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	21,584	197,062
Advanced Marketing Services, Inc. (Distribution/Wholesale)	12,496	125,710
Aeroflex, Inc. * (Telecommunications)	49,984	605,806
Agilysys, Inc. (Computers)	21,584	369,950
Albany International Corp.—Class A (Machinery-Diversified	21,584	758,894
Aleris International, Inc. * (Environmental Control)	19,312	326,759
ALLETE, Inc. (Electric)	20,448	751,464
Alliance Semiconductor Corp. * (Semiconductors)	23,856	88,267
Alpharma, Inc. (Pharmaceuticals)	35,216	596,911
American Italian Pasta Co. (Food)	12,496	290,532
American States Water Co. (Water)	11,360	295,360
Analogic Corp. (Electronics)	9,088	407,052
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	15,904	463,602
Angelica Corp. (Textiles)	5,680	153,644
Anixter International, Inc. (Telecommunications)	24,992	899,463
Apogee Enterprises, Inc. (Building Materials)	18,176	243,740
Applica, Inc. * (Home Furnishings)	15,904	96,219
Applied Industrial Technologies, Inc. (Machinery-Diversified)	20,448	560,275
AptarGroup, Inc. (Miscellaneous Manufacturing)	23,856	1,259,120
Arch Chemicals, Inc. (Chemicals)	15,904	457,717
Arkansas Best Corp. (Transportation)	17,040	764,926
ArQule, Inc. * (Biotechnology)	19,312	111,816
Ashworth, Inc. * (Apparel)	9,088	98,968
Astec Industries, Inc. * (Machinery-Construction & Mining)	13,632	234,607
Atmos Energy Corp. (Gas)	51,120	1,398,133
Audiovox Corp.—Class A * (Telecommunications)	15,904	250,965
Avista Corp. (Electric)	32,944	582,120
Axcelis Technologies, Inc. * (Semiconductors)	67,024	544,905
Aztar Corp. * (Lodging)	23,856	833,051
BankUnited Financial Corp.—Class A * (Savings & Loans)	20,448	653,314
Barnes Group, Inc. (Miscellaneous Manufacturing)	15,904	421,615
Bassett Furniture Industries, Inc. (Home Furnishings)	7,952	156,058
Bel Fuse, Inc.—Class B (Electronics)	7,952	268,698
Belden, Inc. (Electrical Components & Equipment)	31,808	737,945
Bell Microproducts, Inc. * (Distribution/Wholesale)	19,312	185,781
Benchmark Electronics, Inc. * (Electronics)	28,400	968,439
Black Box Corp. (Telecommunications)	11,360	545,507
Boston Communications Group, Inc. * (Telecommunications)	11,360	104,966
Boston Private Financial Holdings, Inc. (Banks)	18,176	512,018
Bowne & Co., Inc. (Commercial Services)	23,856	387,899
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	10,224	198,346
Briggs & Stratton Corp. (Machinery-Diversified)	35,216	1,464,282
Brookline Bancorp, Inc. (Savings & Loans)	39,760	648,883
Brooks Automation, Inc. * (Semiconductors)	29,536	508,610
Brooktrout, Inc.—Class B * (Computers)	9,088	109,147
Brown Shoe Company, Inc. (Retail)	12,496	372,756
Brush Engineered Materials, Inc. * (Mining)	12,496	231,176
Buckeye Technologies, Inc. * (Forest Products & Paper)	24,992	325,146
Building Materials Holding Corp. (Distribution/Wholesale)	9,088	347,980
Burlington Coat Factory Warehouse Corp. (Retail)	30,672	696,254
C&D Technologies, Inc. (Electrical Components & Equipment)	17,040	290,362
C-COR.net Corp. * (Telecommunications)	29,536	274,685
Cambrex Corp. (Biotechnology)	18,176	492,570
Capital Automotive (Real Estate Investment Trust)	29,536	1,049,266
Captaris, Inc. * (Software)	20,448	105,512
Caraustar Industries, Inc. * (Forest Products & Paper)	19,312	324,828
Carpenter Technology Corp. (Iron/Steel)	15,904	929,747
Cascade Natural Gas Corp. (Gas)	7,952	168,582
Casey’s General Stores, Inc. (Retail)	34,080	618,552
Cash America International, Inc. (Retail)	19,312	574,146
CDI Corp. (Commercial Services)	13,632	291,452
Central Parking Corp. (Commercial Services)	24,992	378,629
Central Vermont Public Service Corp. (Electric)	7,952	184,964
Century Aluminum Co. * (Mining)	21,584	566,796

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued

	Shares	Value

CH Energy Group, Inc. (Electric)	10,224	$491,263
Checkpoint Systems, Inc. * (Electronics)	24,992	451,106
Chemed Corp. (Commercial Services)	7,952	533,659
Chesapeake Corp. (Packaging & Containers)	13,632	370,245
Chittenden Corp. (Banks)	31,808	913,844
Ciber, Inc. * (Computers)	42,032	405,188
CLECO Corp. (Electric)	32,944	667,445
Coachmen Industries, Inc. (Home Builders)	10,224	177,489
Coherent, Inc. * (Electronics)	20,448	622,437
Cohu, Inc. (Semiconductors)	14,768	274,094
Colonial Properties Trust (Real Estate Investment Trust)	18,176	713,772
Commercial Federal Corp. (Savings & Loans)	26,128	776,263
Commercial Metals Co. (Metal Fabricate/Hardware)	19,312	976,415
Commercial NET Lease Realty (Real Estate Investment Trust)	35,216	725,450
Community Bank System, Inc. (Banks)	20,448	577,656
Concord Communications, Inc. * (Software)	12,496	138,456
CONMED Corp. * (Healthcare-Products)	20,448	581,132
Consolidated Graphics, Inc. * (Commercial Services)	9,088	417,139
Corn Products International, Inc. (Food)	24,992	1,338,571
Cross Country Healthcare, Inc. * (Commercial Services)	21,584	390,239
CRT Properties, Inc. (Real Estate Investment Trust)	18,176	433,679
CTS Corp. (Electronics)	23,856	317,046
Cubic Corp. (Electronics)	18,176	457,490
Curative Health Services, Inc. * (Pharmaceuticals)	9,088	62,253
Curtiss-Wright Corp. (Aerospace/Defense)	14,768	847,831
Cymer, Inc. * (Electronics)	24,992	738,263
Datascope Corp. (Healthcare-Products)	10,224	405,791
Delphi Financial Group, Inc.—Class A (Insurance)	21,584	996,102
Department 56, Inc. * (Toys/Games/Hobbies)	9,088	151,315
Digital Insight Corp. * (Internet)	23,856	438,950
Dime Community Bancshares,Inc. (Savings & Loans)	24,992	447,607
DIMON, Inc. (Agriculture)	30,672	206,116
DJ Orthopedics, Inc. * (Healthcare-Products)	14,768	316,331
Downey Financial Corp. (Savings & Loans)	19,312	1,100,783
Dress Barn, Inc. * (Retail)	20,448	359,885
Drill-Quip, Inc. * (Oil & Gas Services)	11,360	275,594
DRS Technologies, Inc. * (Aerospace/Defense)	18,176	776,297
DSP Group, Inc. * (Semiconductors)	19,312	431,237
DuPont Photomasks, Inc. * (Semiconductors)	12,496	330,019
El Paso Electric Co. * (Electric)	31,808	602,444
Electro Scientific Industries, Inc. * (Electronics)	19,312	381,605
EMCOR Group, Inc. * (Engineering & Construction)	10,224	461,920
Enesco Group, Inc. * (Housewares)	10,224	82,610
Entertainment Properties Trust (Real Estate Investment Trust)	17,040	759,132
EPIQ Systems, Inc. * (Software)	12,496	182,941
ESS Technology, Inc. * (Semiconductors)	27,264	193,847
Esterline Technologies Corp. * (Aerospace/Defense)	17,040	556,356
Exar Corp. * (Semiconductors)	28,400	402,996
Fedders Corp. (Home Furnishings)	20,448	74,022
FEI Co. * (Electronics)	22,720	477,120
Financial Federal Corp. * (Diversified Financial Services)	11,360	445,312
FindWhat.com * (Internet)	20,448	362,543
First Republic Bank (Banks)	11,360	602,080
FirstFed Financial Corp. * (Savings & Loans)	11,360	589,243
Flagstar Bancorp, Inc. (Savings & Loans)	40,896	924,250
Flowers Foods, Inc. (Food)	29,536	932,747
Fred’s, Inc. (Retail)	26,128	454,627
Fremont General Corp. (Banks)	52,256	1,315,806
Frontier Airlines, Inc. * (Airlines)	23,856	272,197
Fuller (H.B.) Co. (Chemicals)	19,312	550,585
G & K Services, Inc. (Textiles)	13,632	591,901
Gables Residential Trust (Real Estate Investment Trust)	19,312	691,176
GameStop Corp. * (Retail)	34,080	763,733
Gardner Denver, Inc. * (Machinery-Diversified)	13,632	494,705
General Communication, Inc.—Class A * (Telecommunications)	39,760	438,950
Gentiva Health Services, Inc. * (Healthcare-Services)	15,904	265,915
Gerber Scientific, Inc. * (Machinery-Diversified)	14,768	112,384
Glenborough Realty Trust, Inc. (Real Estate Investment Trust)	21,584	459,308
Gold Banc Corp., Inc. (Banks)	27,264	398,600
Goody’s Family Clothing, Inc. (Retail)	21,584	197,278
Great Atlantic & Pacific Tea Co. * (Food)	26,128	267,812
Green Mountain Power Corp. (Electric)	3,408	98,253
Griffon Corp. * (Miscellaneous Manufacturing)	19,312	521,424
Group 1 Automotive, Inc. * (Retail)	15,904	500,976
Gymboree Corp. * (Apparel)	20,448	262,143
Haggar Corp. (Apparel)	4,544	106,689
Hain Celestial Group, Inc. * (Food)	24,992	516,585
Hancock Fabrics, Inc. (Retail)	12,496	129,584
Haverty Furniture Companies, Inc. (Retail)	14,768	273,208
Hooper Holmes, Inc. (Commercial Services)	44,304	262,280
Hughes Supply, Inc. (Distribution/Wholesale)	44,304	1,433,234
Hutchinson Technology, Inc. * (Computers)	17,040	589,072
ICU Medical, Inc. * (Healthcare-Products)	9,088	248,466
Imagistics International, Inc. * (Office/Business Equipment)	11,360	382,378
Input/Output, Inc. * (Oil & Gas Services)	52,256	461,943
Insight Enterprises, Inc. * (Retail)	32,944	676,011
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	18,176	412,050
Insurance Auto Auctions, Inc. * (Commercial Services)	7,952	178,284
Intrado, Inc. * (Telecommunications)	11,360	137,456
Invacare Corp. (Healthcare-Products)	21,584	998,475
Investment Technology Group, Inc. * (Diversified Financial Services)	28,400	568,000
Ionics, Inc. * (Environmental Control)	15,904	689,279
Irwin Financial Corp. (Banks)	19,312	548,268
Itron, Inc. * (Electronics)	14,768	353,103
J & J Snack Foods Corp. (Food)	5,680	278,490
J. Jill Group, Inc. * (Retail)	13,632	202,980
Jack in the Box, Inc. * (Retail)	24,992	921,455
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	18,176	401,872
JDA Software Group, Inc. * (Software)	19,312	263,029
Jo-Ann Stores, Inc. * (Retail)	14,768	406,711
K2, Inc. * (Leisure Time)	31,808	505,111
Kaman Corp.—Class A (Aerospace/Defense)	15,904	201,186
Kansas City Southern Industries, Inc. * (Transportation)	42,032	745,227
Kellwood Co. (Apparel)	18,176	627,072
Kopin Corp. * (Semiconductors)	47,712	184,645
La-Z-Boy, Inc. (Home Furnishings)	35,216	541,270
Laclede Group, Inc. (Gas)	13,632	424,637
LandAmerica Financial Group, Inc. (Insurance)	12,496	673,909
Landry’s Restaurants, Inc. (Retail)	18,176	528,195
Lennox International, Inc. (Building Materials)	40,896	832,234
Lexington Corporate Properties Trust (Real Estate Investment Trust)	32,944	743,876
Libbey, Inc. (Housewares)	9,088	201,844
Linens ‘n Things, Inc. * (Retail)	30,672	760,666
Lone Star Steakhouse & Saloon, Inc. (Retail)	13,632	381,696
Longs Drug Stores Corp. (Retail)	24,992	689,029
Lydall, Inc. * (Miscellaneous Manufacturing)	11,360	134,730
M.D.C.Holdings, Inc. (Home Builders)	21,584	1,865,720

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued

	Shares	Value

MAF Bancorp, Inc. (Savings & Loans)	22,720	$1,018,310
MagneTek, Inc. * (Electrical Components & Equipment)	19,312	133,253
MapInfo Corp. * (Software)	13,632	163,311
Marcus Corp. (Lodging)	20,448	514,063
Material Sciences Corp. * (Iron/Steel)	10,224	183,930
Maverick Tube Corp. * (Oil & Gas Services)	28,400	860,520
Maximus, Inc. * (Commercial Services)	14,768	459,580
Meade Instruments Corp. * (Electronics)	13,632	46,758
Mesa Air Group, Inc. * (Airlines)	21,584	171,377
Methode Electronics, Inc.—Class A (Electronics)	23,856	306,550
Mobile Mini, Inc. * (Storage/Warehousing)	10,224	337,801
Monaco Coach Corp. (Home Builders)	19,312	397,248
Moog, Inc.—Class A * (Aerospace/Defense)	17,040	772,764
Movie Gallery, Inc. (Retail)	20,448	389,943
MRO Software, Inc. * (Software)	17,040	221,861
Mueller Industries, Inc. (Metal Fabricate/Hardware)	24,992	804,742
Multimedia Games, Inc. * (Leisure Time)	19,312	304,357
Myers Industries, Inc. (Miscellaneous Manufacturing)	22,720	290,816
Nash Finch Co. (Food)	7,952	300,268
National Presto Industries, Inc. (Housewares)	4,544	206,752
NCO Group, Inc. * (Commercial Services)	21,584	557,946
NDCHealth Corp. (Software)	23,856	443,483
Network Equipment Technologies, Inc. * (Telecommunications)	17,040	167,333
Northwest Natural Gas Co. (Gas)	18,176	613,258
NYFIX, Inc. * (Computers)	21,584	133,605
O’Charley’s, Inc. * (Retail)	14,768	288,714
Oceaneering International, Inc. * (Oil & Gas Services)	17,040	635,933
Offshore Logistics, Inc. * (Transportation)	15,904	516,403
OM Group, Inc. * (Chemicals)	19,312	626,095
On Assignment, Inc. * (Commercial Services)	17,040	88,438
Orthodontic Centers of America, Inc. * (Healthcare-Services)	34,080	216,408
Osteotech, Inc. * (Healthcare-Products)	11,360	62,480
Owens & Minor, Inc. (Distribution/Wholesale)	26,128	736,026
PAREXEL International Corp. * (Commercial Services)	17,040	345,912
Park Electrochemical Corp. (Electronics)	13,632	295,542
Parkway Properties, Inc. (Real Estate Investment Trust)	7,952	403,564
Paxar Corp. * (Electronics)	27,264	604,443
PC-Tel, Inc. * (Internet)	13,632	108,102
Pediatrix Medical Group, Inc. * (Healthcare-Services)	14,768	945,891
Pegasus Systems, Inc. * (Leisure Time)	14,768	186,077
Penford Corp. (Chemicals)	5,680	89,346
Pep Boys-Manny, Moe & Jack (Retail)	38,624	659,312
Performance Food Group Co. * (Food)	31,808	855,953
Pericom Semiconductors Corp. * (Semiconductors)	18,176	171,400
Phoenix Technologies, Ltd. * (Software)	17,040	140,750
Photon Dynamics, Inc. * (Electronics)	11,360	275,821
Photronics, Inc. * (Semiconductors)	21,584	356,136
Piedmont Natural Gas Company, Inc. (Gas)	52,256	1,214,429
Pinnacle Entertainment, Inc. * (Entertainment)	23,856	471,872
Pinnacle Systems, Inc. * (Software)	46,576	284,114
Piper Jaffray * (Diversified Financial Services)	13,632	653,655
Planar Systems, Inc. * (Electronics)	10,224	114,816
PolyOne Corp. * (Chemicals)	61,344	555,777
Pope & Talbot, Inc. (Forest Products & Paper)	11,360	194,370
Presidential Life Corp. (Insurance)	19,312	327,532
PRG-Schultz International, Inc. * (Commercial Services)	42,032	211,421
Priority Healthcare Corp.— Class B * (Pharmaceuticals)	29,536	642,999
ProAssurance Corp. * (Insurance)	19,312	755,292
Provident Bankshares Corp. (Banks)	22,720	826,326
Province Healthcare Co. * (Healthcare-Services)	34,080	761,688
Quaker Chemical Corp. (Chemicals)	6,816	169,309
Quanex Corp. (Metal Fabricate/Hardware)	11,360	778,955
Radiant Systems, Inc. * (Computers)	18,176	118,326
RadiSys Corp. * (Computers)	12,496	244,297
Regal-Beloit Corp. (Hand/Machine Tools)	17,040	487,344
RehabCare Group, Inc. * (Healthcare-Services)	11,360	317,966
Reliance Steel & Aluminum Co. (Iron/Steel)	21,584	840,913
Rewards Network, Inc. * (Commercial Services)	17,040	119,280
Riggs National Corp. (Banks)	21,584	458,876
RLI Corp. (Insurance)	17,040	708,353
Robbins & Myers, Inc. (Machinery-Diversified)	10,224	243,638
Rock-Tenn Co. (Forest Products & Paper)	23,856	361,656
RTI International Metals, Inc. * (Mining)	14,768	303,335
Rudolph Technologies, Inc. * (Semiconductors)	11,360	195,051
Russ Berrie & Company, Inc. (Household Products/Wares)	13,632	311,355
Russell Corp. (Apparel)	21,584	420,456
Ryan’s Restaurant Group, Inc. * (Retail)	28,400	437,928
Ryerson Tull, Inc. (Iron/Steel)	17,040	268,380
Savient Pharmaceuticals, Inc. * (Biotechnology)	40,896	110,828
SBS Technologies, Inc. * (Electronics)	10,224	142,727
School Specialty, Inc. * (Retail)	15,904	613,258
Schulman (A.), Inc. (Chemicals)	20,448	437,792
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	10,224	347,105
SCPIE Holdings, Inc. * (Insurance)	6,816	67,478
SEACOR SMIT, Inc. * (Oil & Gas Services)	12,496	667,286
Selective Insurance Group, Inc. (Insurance)	19,312	854,363
Shaw Group, Inc. * (Engineering & Construction)	43,168	770,549
Shopko Stores, Inc. * (Retail)	20,448	381,969
Shurgard Storage Centers, Inc.—Class A (Real Estate Investment Trust)	31,808	1,399,870
Skyline Corp. (Home Builders)	5,680	231,744
SkyWest, Inc. (Airlines)	38,624	774,798
Skyworks Solutions, Inc. * (Semiconductors)	104,512	985,549
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	20,448	612,213
Sola International, Inc. * (Healthcare-Products)	21,584	594,423
Sonic Automotive, Inc. (Retail)	28,400	704,320
Sourcecorp * (Commercial Services)	10,224	195,381
South Financial Group, Inc. (Banks)	47,712	1,552,071
Southern Union Co. * (Gas)	55,663	1,334,799
Southwest Gas Corp. (Gas)	23,856	605,942
Sovran Self Storage, Inc. (Real Estate Investment Trust)	10,224	430,839
Spherion Corp. * (Commercial Services)	40,896	343,526
Spinnaker Exploration Co. * (Oil & Gas)	22,720	796,790
SPSS, Inc. * (Software)	11,360	177,670
Stage Stores, Inc. * (Retail)	12,496	518,834
Standard Microsystems Corp. * (Semiconductors)	12,496	222,804
Standard Motor Products, Inc. (Auto Parts & Equipment)	13,632	215,386
Standard Pacific Corp. (Home Builders)	22,720	1,457,261
Standard Register Co. (Household Products/Wares)	19,312	272,685
Standex International Corp. (Miscellaneous Manufacturing)	7,952	226,552
Steel Technologies, Inc. (Iron/Steel)	9,088	250,011
Sterling Bancshares, Inc. (Banks)	30,672	437,689
Sterling Financial Corp.—Spokane * (Savings & Loans)	15,904	624,391
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	19,312	390,682
Stewart Information Services Corp. (Insurance)	12,496	520,458
Stone Energy Corp. * (Oil & Gas)	18,176	819,557
Stride Rite Corp. (Apparel)	24,992	279,161

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued

	Shares	Value

Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	18,176	$164,129
Sunrise Assisted Living, Inc. * (Healthcare-Services)	13,632	631,980
Superior Industries International, Inc. (Auto Parts & Equipment)	17,040	495,012
Susquehanna Bancshares, Inc. (Banks)	31,808	793,610
Swift Energy Co. * (Oil & Gas)	19,312	558,889
SWS Group, Inc. (Diversified Financial Services)	11,360	249,011
Symmetricom, Inc. * (Telecommunications)	30,672	297,825
TBC Corp. * (Retail)	14,768	410,550
Technitrol, Inc. * (Electronics)	27,264	496,205
Tetra Tech, Inc. * (Environmental Control)	37,488	627,549
Texas Industries, Inc. (Building Materials)	14,768	921,228
The Men’s Wearhouse, Inc. * (Retail)	23,856	762,438
The Steak n Shake Co. * (Retail)	18,176	364,974
Theragenics Corp. * (Pharmaceuticals)	20,448	83,019
Thomas Industries, Inc. (Machinery-Diversified)	11,360	453,491
THQ, Inc. * (Software)	26,128	599,377
Timken Co. (Metal Fabricate/Hardware)	61,344	1,596,171
Tollgrade Communications, Inc. * (Telecommunications)	9,088	111,237
Tredegar Corp. (Miscellaneous Manufacturing)	26,128	528,047
Triumph Group, Inc. * (Aerospace/Defense)	10,224	403,848
UGI Corp. (Gas)	34,080	1,394,213
UICI (Insurance)	30,672	1,039,781
UIL Holdings Corp. (Electric)	10,224	524,491
Ultratech Stepper, Inc. * (Semiconductors)	15,904	299,790
Umpqua Holdings Corp. (Banks)	30,672	773,241
Unisource Energy Corp. (Electric)	22,720	547,779
United Stationers, Inc. * (Distribution/Wholesale)	22,720	1,049,664
United Surgical Partners International, Inc. * (Healthcare-Services)	19,312	805,310
Universal Forest Products, Inc. (Building Materials)	12,496	542,326
URS Corp. * (Engineering & Construction)	29,536	948,106
USF Corp. (Transportation)	19,312	732,890
Valmont Industries, Inc. (Metal Fabricate/Hardware)	15,904	399,349
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	24,992	920,955
Veeco Instruments, Inc. * (Semiconductors)	20,448	430,839
Veritas DGC, Inc. * (Oil & Gas Services)	22,720	509,155
Verity, Inc. * (Internet)	24,992	327,895
Viad Corp. (Commercial Services)	14,768	420,740
Viasys Healthcare, Inc. * (Healthcare-Products)	20,448	388,512
Vicor Corp. (Electrical Components & Equipment)	28,400	372,323
Vital Signs, Inc. (Healthcare-Products)	9,088	353,705
Volt Information Sciences, Inc. * (Commercial Services)	10,224	300,483
W-H Energy Services, Inc. * (Oil & Gas Services)	18,176	406,415
Waste Connections, Inc. * (Environmental Control)	32,944	1,128,332
Watsco, Inc. (Distribution/Wholesale)	18,176	640,159
Watts Industries, Inc.—Class A (Electronics)	21,584	695,867
Waypoint Financial Corp. (Savings & Loans)	22,720	644,112
Wellman, Inc. (Chemicals)	21,584	230,733
Whitney Holding Corp. (Banks)	28,400	1,277,716
Wilson Greatbatch Technologies, Inc. * (Electrical Components & Equipment)	14,768	331,099
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	10,224	131,992
Woodward Governor Co. (Electronics)	7,952	569,443
Yellow Roadway Corp. * (Transportation)	32,944	1,835,310
Zale Corp. * (Retail)	35,216	1,051,901
Zenith National Insurance Corp. (Insurance)	12,496	622,801
TOTAL COMMON STOCKS
(Cost $154,500,055)		178,613,575

Repurchase Agreements (0.3%)
	Principal
	Amount	Value

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $524,066 (Collateralized by$534,000 Federal National Mortgage Association, 3.25%, 6/28/06 market value $534,583)	$524,000	$524,000

TOTAL REPURCHASE AGREEMENTS
(Cost $524,000)		524,000

TOTAL INVESTMENT SECURITIES
(Cost $155,024,055)—100.0%		179,137,575
Net other assets (liabilities)—( NM)		24,179

NET ASSETS—100.0%		$179,161,754

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $130,420)	2	$4,562

* Non-income producing security
NM Not meaningful, amount is less than 0.05%.

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Aerospace/Defense		2.2%
Agriculture		0.1%
Airlines		0.6%
Apparel		1.0%
Auto Parts & Equipment		0.4%
Banks		6.0%
Biotechnology		0.4%
Building Materials		1.4%
Chemicals		1.7%
Commercial Services		3.6%
Computers		1.1%
Distribution/Wholesale		2.5%
Diversified Financial Services		1.1%
Electric		2.5%
Electrical Components & Equipment		1.2%
Electronics		5.0%
Engineering & Construction		1.4%
Entertainment		0.3%
Environmental Control		1.5%
Food		2.7%
Forest Products & Paper		0.9%
Gas		4.0%
Hand/Machine Tools		0.3%
Healthcare-Products		2.2%
Healthcare-Services		2.2%
Home Builders		2.3%
Home Furnishings		0.5%
Household Products/Wares		0.3%
Housewares		0.3%
Insurance		3.7%
Internet		0.7%
Iron/Steel		1.4%

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2004

Leisure Time	0.6%
Lodging	0.8%
Machinery-Construction & Mining	0.1%
Machinery-Diversified	2.5%
Media	0.1%
Metal Fabricate/Hardware	2.7%
Mining	0.6%
Miscellaneous Manufacturing	2.3%
Office/Business Equipment	0.2%
Oil & Gas	1.2%
Oil & Gas Services	2.1%
Packaging & Containers	0.2%
Pharmaceuticals	1.4%
Real Estate Investment Trust	4.4%
Retail	9.0%
Saving & Loans	4.4%
Semiconductors	3.8%
Software	1.5%
Storage/Warehousing	0.2%
Telecommunications	2.5%
Textiles	0.4%
Toys/Games/Hobbies	0.4%
Transportation	2.6%
Water	0.2%
Other **	0.3%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $154,500,055)	$178,613,575
Repurchase agreements, at cost	524,000

Total Investments	179,137,575
Segregated cash balances with brokers for futures contracts	6,640
Dividends and interest receivable	145,298
Receivable for capital shares issued	183,055
Prepaid expenses	350

Total Assets	179,472,918

Liabilities:
Cash overdraft	3,863
Payable for capital shares redeemed	246
Variation margin on futures contracts	400
Advisory fees payable	126,426
Management services fees payable	25,285
Administration fees payable	4,274
Administrative services fees payable	70,370
Distribution fees payable	36,099
Other accrued expenses	44,201

Total Liabilities	311,164

Net Assets	$179,161,754

Net Assets consist of:
Capital	$166,804,177
Accumulated net realized gains (losses) on investments	(11,760,505)
Net unrealized appreciation (depreciation) on investments	24,118,082

Net Assets	$179,161,754

Shares of Beneficial Interest Outstanding	5,341,821

Net Asset Value (offering and redemption price per share)	$33.54

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$1,431,951
Interest	3,335

Total Investment Income	1,435,286

Expenses:
Advisory fees	754,063
Management services fees	150,814
Administration fees	33,160
Transfer agency fees	34,296
Administrative service fees	498,601
Distribution fees	251,354
Custody fees	84,234
Fund accounting fees	48,711
Other fees	53,279
Recoupment of prior expenses reimbursed by the Advisor	55,430

Total Expenses.	1,963,942

Net Investment Income (Loss)	(528,656)

Realized and Unrealized Gains (Losses) on
Investments:
Net realized gains (losses) on investment securities	(2,508,343)
Net realized gains (losses) on futures contracts	17,321
Change in net unrealized appreciation/depreciation on investments	11,357,280

Net Realized and Unrealized Gains (Losses) on Investments	8,866,258

Change in Net Assets Resulting from Operations	$8,337,602

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(528,656)	$(345,470)
Net realized gains (losses) on investments	(2,491,022)	(11,205)
Change in net unrealized appreciation/depreciation on investments	11,357,280	11,854,371

Change in net assets resulting from operations	8,337,602	11,497,696

Distributions to Shareholders From:
Net realized gains on investments	(3,843,186)	—

Change in net assets resulting from distributions	(3,843,186)	—

Capital Transactions:
Proceeds from shares issued	894,016,575	495,634,985
Dividends reinvested	3,843,186	—
Cost of shares redeemed	(870,366,455)	(389,124,083)

Change in net assets resulting from capital transactions	27,493,306	106,510,902

Change in net assets	31,987,722	118,008,598
Net Assets:
Beginning of period	147,174,032	29,165,434

End of period	$179,161,754	$147,174,032

Share Transactions:
Issued	28,993,328	19,628,028
Reinvested	121,620	—
Redeemed	(28,852,967)	(15,903,875)

Change in shares	261,981	3,724,153

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002( a) through December 31, 2002

Net Asset Value, Beginning of Period	$28.97		$21.51		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)( b)	(0.22	)( b)	(0.09	)( b)
Net realized and unrealized gains (losses) on investments	5.92		7.68		(8.40)

Total income (loss) from investment activities	5.76		7.46		(8.49)

Distributions to Shareholders From:
Net realized gains on investments	(1.19)		—		—

Net Asset Value, End of Period	$33.54		$28.97		$21.51

Total Return	20.12%		34.68%		(28.30	)%( c)

Ratios to Average Net Assets:
Gross expenses( d)	1.95%		2.08%		2.45%
Net expenses( d)	1.95%		1.98%		1.98%
Net investment income (loss)( d)	(0.53)%		(0.87)%		(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$179,162		$147,174		$29,165
Portfolio turnover rate( e)	819%		906%		1,253	%( c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

24

ProFund VP Small-Cap Growth

The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index. For the year ended December 31, 2004, the Fund had a total return of 19.80% 1, compared to a return of 22.10% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date.

This small cap growth index and the Fund benefited from its small cap focus, but was slightly negatively impacted by its growth tilt. The net result was a return that comfortably outpaced broader U.S. equity market measures. Value stocks outperformed growth stocks across the capitalization spectrum albeit by a small margin within the small cap segment of the market. Small cap stocks significantly outperformed large cap stocks as they were able to take full advantage of decreasing credit spreads and the resulting reduction in their cost of debt.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Small-Cap Growth	19.80%	8.78%
S&P SmallCap 600/BARRA Growth Index	22.10%	11.82%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

25

PROFUNDS VP ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P Small-Cap 600/Barra Growth Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/BARRA Growth - Composition
% of Index

Consumer, Non-cyclical	22.25%
Consumer, Cyclical	20.03%
Industrial	17.90%
Technology	12.72%
Financial	10.95%
Energy	9.04%
Communications	3.32%
Basic materials	2.52%
Utilities	1.27%

Average Market Capitalization:	$1,092,548,970

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.7%)
	Shares	Value

Aaron Rents, Inc. (Commercial Services)	39,858	$996,450
Acuity Brands, Inc. (Miscellaneous Manufacturing)	34,164	1,086,415
Administaff, Inc. * (Commercial Services)	20,878	263,272
Advanced Medical Optics, Inc. * (Healthcare-Products)	28,470	1,171,256
ADVO, Inc. (Advertising)	24,674	879,628
Altiris, Inc. * (Software)	20,878	739,708
AMCOL International Corp. (Mining)	22,776	457,570
Amedisys, Inc. * (Healthcare-Services)	11,388	368,857
American Healthways, Inc. * (Healthcare-Services)	26,572	877,939
American Medical Systems Holdings, Inc. *(Healthcare-Products)	26,572	1,110,975
AMERIGROUP Corp. *(Healthcare-Services)	20,878	1,579,629
AmSurg Corp. * (Healthcare-Services)	22,776	672,803
ANSYS, Inc. *(Software)	24,674	791,048
Applied Signal Technology, Inc. (Telecommunications)	9,490	334,523
Arbitron, Inc. *(Commercial Services)	24,674	966,727
Arctic Cat, Inc. (Leisure Time)	17,082	453,015
Argosy Gaming Co. *(Entertainment)	22,776	1,063,639
Armor Holdings, Inc. *(Aerospace/Defense)	26,572	1,249,415
Artesyn Technologies, Inc. *(Electrical Components & Equipment)	32,266	364,606
ArthroCare Corp. *(Healthcare-Products)	18,980	608,499
ATMI, Inc. * (Semiconductors)	24,674	555,905
Atwood Oceanics, Inc. *(Oil & Gas)	11,388	593,315
Avid Technology, Inc. *(Software)	26,572	1,640,821
Baldor Electric Co. (Hand/Machine Tools)	26,572	731,527
Bally Total Fitness Holding Corp. *(Leisure Time)	26,572	112,665
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	47,450	944,255
BEI Technologies, Inc. (Electronics)	11,388	351,661
Biolase Technology, Inc. (Healthcare-Products)	18,980	206,313
Biosite Diagnostics, Inc. *(Healthcare-Products)	13,286	817,620
Brady Corp.—Class A (Electronics)	18,980	1,187,579
Cabot Oil & Gas Corp. (Oil & Gas)	26,572	1,175,811
CACI International, Inc.—Class A *(Computers)	22,776	1,551,729
Cal Dive International, Inc. *(Oil & Gas Services)	30,368	1,237,495
CARBO Ceramics, Inc. (Oil & Gas Services)	13,286	916,734
Carreker Corp. * (Computers)	18,980	163,228
Catapult Communications Corp. * (Computers)	11,388	275,134
CEC Entertainment, Inc. * (Retail)	28,470	1,137,946
Centene Corp. * (Healthcare-Services)	34,164	968,549
Ceradyne, Inc. * (Miscellaneous Manufacturing)	13,286	760,092
Cerner Corp. * (Software)	28,470	1,513,750
Champion Enterprises, Inc. * (Home Builders)	56,940	673,031
Christopher & Banks Corp. (Retail)	28,470	525,272
Cimarex Energy Co. * (Oil & Gas)	34,164	1,294,816
Clarcor, Inc. (Miscellaneous Manufacturing)	20,878	1,143,488
Cleveland-Cliffs, Inc. (Iron/Steel)	9,490	985,631
Cognex Corp. (Machinery-Diversified)	36,062	1,006,130
Coinstar, Inc. * (Commercial Services)	18,980	509,233
Commonwealth Telephone Enterprises, Inc. * (Telecommunications)	17,082	848,291
Cooper Companies, Inc. (Healthcare-Products)	26,572	1,875,718
Cost Plus, Inc. * (Retail)	17,082	548,845
CPI Corp. (Commercial Services)	5,694	77,381
CryoLife, Inc. * (Biotechnology)	18,980	134,189
Cuno, Inc. * (Miscellaneous Manufacturing)	13,286	789,188
Cyberonics, Inc. * (Healthcare-Products)	18,980	393,266
Daktronics, Inc. * (Electronics)	15,184	377,930
Delta & Pine Land Co. (Agriculture)	30,368	828,439
Deltic Timber Corp. (Forest Products & Paper)	9,490	402,851
Dendrite International, Inc. * (Software)	34,164	662,782
Diagnostic Products Corp. (Healthcare-Products)	22,776	1,253,819
Digi International, Inc. * (Software)	17,082	293,640
Dionex Corp. * (Electronics)	17,082	968,037
East-West Bancorp, Inc. (Banks)	41,756	1,752,082
EDO Corp. (Aerospace/Defense)	15,184	482,092
eFunds Corp. * (Software)	39,858	956,991
EGL, Inc. * (Transportation)	41,756	1,248,087
Electronics Boutique Holdings Corp. * (Retail)	18,980	815,001
ElkCorp (Building Materials)	15,184	519,596
Energen Corp. (Gas)	28,470	1,678,306
Engineered Support Systems, Inc. (Aerospace/Defense)	20,878	1,236,395
Enzo Biochem, Inc. * (Biotechnology)	26,572	517,357
Essex Property Trust, Inc. (Real Estate Investment Trust)	18,980	1,590,524
Ethan Allen Interiors, Inc. (Home Furnishings)	28,470	1,139,369
FactSet Research Systems, Inc. (Computers)	24,674	1,441,949
Filenet Corp. * (Software)	32,266	831,172
First BanCorp (Banks)	32,266	2,049,213
First Midwest Bancorp, Inc. (Banks)	37,960	1,377,568
Fleetwood Enterprises, Inc. * (Home Builders)	43,654	587,583

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

FLIR Systems, Inc. * (Electronics)	26,572	$1,695,028
Florida Rock Industries, Inc. (Building Materials)	34,164	2,033,783
Forward Air Corp. * (Transportation)	17,082	763,565
Fossil, Inc. * (Household Products/Wares)	56,940	1,459,941
Frontier Oil Corp. (Oil & Gas)	20,878	556,607
GenCorp, Inc. (Aerospace/Defense)	41,756	775,409
Genesco, Inc. * (Retail)	17,082	531,933
Georgia Gulf Corp. (Chemicals)	26,572	1,323,286
Global Imaging Systems, Inc. * (Office/Business Equipment)	18,980	749,710
Global Payments, Inc. (Software)	30,368	1,777,742
Guitar Center, Inc. * (Retail)	20,878	1,100,062
Haemonetics Corp. * (Healthcare-Products)	20,878	755,992
Harland (John H.) Co. (Household Products/Wares)	22,776	822,214
Harmonic, Inc. * (Telecommunications)	56,940	474,880
Headwaters, Inc. * (Energy-Alternate Sources)	26,572	757,302
Heartland Express, Inc. (Transportation)	60,736	1,364,738
Heidrick & Struggles International, Inc. * (Commercial Services)	15,184	520,356
Helix Technology Corp. (Semiconductors)	20,878	363,068
Hibbett Sporting Goods, Inc. * (Retail)	18,980	505,058
Hilb, Rogal, & Hamilton Co. (Insurance)	28,470	1,031,753
Hologic, Inc. * (Healthcare-Products)	17,082	469,243
Hot Topic, Inc. * (Retail)	37,960	652,532
Hudson United Bancorp (Banks)	36,062	1,420,122
Hydril Co. * (Oil & Gas Services)	18,980	863,780
Hyperion Solutions Corp. * (Software)	30,368	1,415,756
IDEX Corp. (Machinery-Diversified)	39,858	1,614,249
IDEXX Laboratories, Inc. * (Healthcare-Products)	26,572	1,450,565
IHOP Corp. (Retail)	15,184	636,058
Immucor, Inc. * (Healthcare-Products)	36,062	847,818
Integra LifeSciences Holdings * (Biotechnology)	22,776	841,117
Inter-Tel, Inc. (Software)	20,878	571,640
Interface, Inc.—Class A * (Office Furnishings)	41,756	416,307
Intermagnetics General Corp. * (Electrical Components & Equipment)	20,878	530,510
Internet Security Systems, Inc. * (Internet)	36,062	838,442
J2 Global Communications, Inc. * (Internet)	18,980	654,810
JLG Industries, Inc. (Machinery-Construction & Mining)	36,062	707,897
K-Swiss, Inc.—Class A (Apparel)	26,572	773,777
Kaydon Corp. (Metal Fabricate/Hardware)	22,776	752,063
Keithley Instruments, Inc. (Electronics)	13,286	261,734
Kensey Nash Corp. * (Healthcare-Products)	9,490	327,690
Kilroy Realty Corp. (Real Estate Investment Trust)	22,776	973,674
Kirby Corp. * (Transportation)	18,980	842,332
Knight Transportation, Inc. (Transportation)	45,552	1,129,690
Kronos, Inc. * (Computers)	24,674	1,261,582
Kulicke & Soffa Industries, Inc. * (Semiconductors)	41,756	359,937
LabOne, Inc. * (Healthcare-Services)	13,286	425,683
Labor Ready, Inc. * (Commercial Services)	34,164	578,055
Lance, Inc. (Food)	22,776	433,427
Landstar System, Inc. * (Transportation)	24,674	1,816,994
Lawson Products, Inc. (Metal Fabricate/Hardware)	7,592	382,865
LCA-Vision, Inc. (Healthcare-Products)	22,776	532,731
Lindsay Manufacturing Co. (Machinery-Diversified)	9,490	245,601
Littelfuse, Inc. * (Electrical Components & Equipment)	17,082	583,521
Lone Star Technologies, Inc. * (Oil & Gas Services)	22,776	762,085
Macdermid, Inc. (Chemicals)	24,674	890,731
Manhattan Associates, Inc. * (Computers)	24,674	589,215
Manitowoc Co. (Machinery-Diversified)	22,776	857,516
ManTech International Corp.—Class A * (Software)	26,572	630,819
Massey Energy Co. (Coal)	60,736	2,122,723
Medicis Pharmaceutical Corp. (Pharmaceuticals)	43,654	1,532,692
Mentor Corp. (Healthcare-Products)	34,164	1,152,693
Mercury Computer Systems, Inc. * (Computers)	17,082	506,994
Merit Medical Systems, Inc. * (Healthcare-Products)	20,878	319,016
Meritage Homes Corp. * (Home Builders)	9,490	1,069,523
MGI Pharma, Inc. * (Pharmaceuticals)	56,940	1,594,889
Micros Systems, Inc. * (Computers)	15,184	1,185,263
Microsemi Corp. * (Semiconductors)	47,450	823,732
Midas, Inc. * (Commercial Services)	13,286	265,720
Milacron, Inc. * (Hand/Machine Tools)	37,846	128,298
MTS Systems Corp. (Computers)	17,082	577,542
Napster, Inc. * (Software)	28,470	267,618
Nara Bancorp, Inc. (Banks)	18,980	403,705
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	11,388	231,860
NBTY, Inc. * (Pharmaceuticals)	53,144	1,275,987
Neenah Paper, Inc. * (Forest Products & Paper)	11,388	371,249
New Century Financial Corp. (Real Estate Investment Trust)	43,654	2,789,927
New Jersey Resources Corp. (Gas)	22,776	987,112
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	18,980	323,799
NVR, Inc. * (Home Builders)	5,694	4,380,965
Odyssey Healthcare, Inc. * (Healthcare-Services)	28,470	389,470
Omnova Solutions, Inc. * (Chemicals)	32,266	181,335
OshKosh B’Gosh, Inc.—Class A (Apparel)	9,490	203,086
Oshkosh Truck Corp. (Auto Manufacturers)	28,470	1,946,778
Oxford Industries, Inc. (Apparel)	13,286	548,712
P.F. Chang’s China Bistro, Inc. * (Retail)	20,878	1,176,475
Panera Bread Co. * (Retail)	24,674	994,856
Papa John’s International, Inc. * (Retail)	13,286	457,570
Patina Oil & Gas Corp. (Oil & Gas)	56,940	2,135,251
Petroleum Development * (Oil & Gas)	13,286	512,441
Pharmaceutical Product Development, Inc. * (Commercial Services)	45,552	1,880,842
Philadelphia Consolidated Holding Corp. * (Insurance)	17,082	1,129,803
Phillips-Van Heusen Corp. (Apparel)	24,674	666,198
Polaris Industries, Inc. (Leisure Time)	34,164	2,323,835
PolyMedica Corp. (Healthcare-Products)	22,776	849,317
Possis Medical, Inc. * (Healthcare-Products)	15,184	204,680
Power Integrations, Inc. * (Semiconductors)	24,674	488,052
PrivateBancorp, Inc. (Banks)	17,082	550,553
Progress Software Corp. * (Software)	28,470	664,775
Quiksilver, Inc. * (Apparel)	45,552	1,356,993
Ralcorp Holdings, Inc. (Food)	22,776	954,998
RARE Hospitality International, Inc. * (Retail)	26,572	846,584
Rayovac Corp. * (Electrical Components & Equipment)	28,470	870,043
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	43,654	402,053
Remington Oil & Gas Corp. * (Oil & Gas)	22,776	620,646
Republic Bancorp, Inc. (Banks)	56,940	870,043
ResMed, Inc. * (Healthcare-Products)	26,572	1,357,829
Respironics, Inc. * (Healthcare-Products)	28,470	1,547,629
Rogers Corp. * (Electronics)	13,286	572,627
Roper Industries, Inc. (Miscellaneous Manufacturing)	34,164	2,076,147
Sanderson Farms, Inc. (Food)	15,184	657,164
ScanSource, Inc. * (Distribution/Wholesale)	9,490	589,898
SCP Pool Corp. (Distribution/Wholesale)	41,756	1,332,017
Select Comfort Corp. * (Retail)	30,368	544,802
SERENA Software, Inc. * (Software)	34,164	739,309
SFBC International, Inc. * (Commercial Services)	11,388	449,826
Shuffle Master, Inc. * (Entertainment)	18,980	893,958
Sierra Health Services, Inc. * (Healthcare-Services)	20,878	1,150,587
Simpson Manufacturing Co., Inc. (Building Materials)	37,960	1,324,804
Sonic Corp. * (Retail)	47,450	1,447,226
Sonic Solutions * (Electronics)	18,980	425,911
Southwest Bancorporation of Texas, Inc. (Banks)	56,940	1,326,133
Southwestern Energy Co. * (Oil & Gas)	28,470	1,443,145
St. Mary Land & Exploration Co. (Oil & Gas)	22,776	950,670
StarTek, Inc. (Commercial Services)	11,388	323,989
Stein Mart, Inc. * (Retail)	34,164	582,838

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Supertex, Inc. * (Semiconductors)	9,490	$205,933
SurModics, Inc. * (Healthcare-Products)	13,286	431,928
Sybron Dental Special, Inc. * (Healthcare-Products)	30,368	1,074,420
Synaptics, Inc. * (Computers)	20,878	638,449
Take-Two Interactive Software, Inc. * (Software)	36,062	1,254,597
TALX Corp. (Computers)	11,388	293,697
Teledyne Technologies, Inc. * (Aerospace/Defense)	26,572	782,014
TETRA Technologies, Inc. * (Oil & Gas Services)	17,082	483,421
The Cato Corp.—Class A (Retail)	17,082	492,303
The Children’s Place Retail Stores, Inc. * (Retail)	20,878	773,112
The Nautilus Group, Inc. (Leisure Time)	26,572	642,245
Thomas Nelson, Inc. (Media)	11,388	257,369
Too, Inc. * (Retail)	28,470	696,376
Toro Co. (Housewares)	18,980	1,544,023
Tractor Supply Co. * (Retail)	30,368	1,129,993
Triarc Companies, Inc. (Retail)	51,246	628,276
Trimble Navigation, Ltd. * (Electronics)	41,756	1,379,618
TrustCo Bank Corp. NY (Banks)	58,838	811,376
UCBH Holdings, Inc. (Banks)	36,062	1,652,361
Unit Corp. * (Oil & Gas)	36,062	1,377,929
United Bankshares, Inc. (Banks)	34,164	1,303,357
United Natural Foods, Inc. * (Food)	32,266	1,003,472
Vertrue, Inc. * (Commercial Services)	7,592	286,750
ViaSat, Inc. * (Telecommunications)	20,878	506,709
Vintage Petroleum, Inc. (Oil & Gas)	53,144	1,205,837
Wabash National Corp. * (Auto Manufacturers)	24,674	664,471
Watson Wyatt & Company Holdings (Commercial Services)	26,572	716,115
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	41,756	745,761
WD-40 Co. (Household Products/Wares)	13,286	377,455
WebEx Communications, Inc. * (Internet)	36,062	857,554
Websense, Inc. * (Internet)	18,980	962,665
Winnebago Industries, Inc. (Home Builders)	26,572	1,037,902
Wintrust Financial Corp. (Banks)	17,082	972,991
WMS Industries, Inc. * (Leisure Time)	24,674	827,566
Wolverine World Wide, Inc. (Apparel)	30,368	954,163
World Acceptance Corp. * (Diversified Financial Services)	15,184	417,712
X-Rite, Inc. (Electronics)	17,082	273,483

TOTAL COMMON STOCKS
(Cost $176,411,381)		210,334,968

Repurchase Agreements (0.5%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $1,153,144 (Collateralized by $1,175,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $1,176,283)	$1,153,000	1,153,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,153,000)		1,153,000

TOTAL INVESTMENT SECURITIES
(Cost $177,564,381)—100.2%		211,487,968
Net other assets (liabilities)—(0.2)%		(504,268)

NET ASSETS—100.0%		$210,983,700

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $130,420)	2	$4,562

* Non-income producing security

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Advertising		0.4%
Aerospace/Defense		2.1%
Agriculture		0.4%
Apparel		2.1%
Auto Manufacturers		1.2%
Banks		6.9%
Biotechnology		0.9%
Building Materials		1.8%
Chemicals		1.1%
Coal		1.0%
Commercial Services		3.7%
Computers		4.0%
Distribution/Wholesale		0.9%
Diversified Financial Services		0.2%
Electrical Components & Equipment		1.1%
Electronics		3.6%
Energy-Alternate Sources		0.4%
Entertainment		0.9%
Food		1.4%
Forest Products & Paper		0.7%
Gas		1.3%
Hand/Machine Tools		0.4%
Healthcare-Products		9.0%
Healthcare-Services		3.0%
Home Builders		3.7%
Home Furnishings		0.5%
Household Products/Wares		1.3%
Housewares		0.7%
Insurance		1.0%
Internet		1.6%
Iron/Steel		0.5%
Leisure Time		2.1%
Machinery-Construction & Mining		0.3%
Machinery-Diversified		1.8%
Media		0.1%
Metal Fabricate/Hardware		0.5%
Mining		0.2%
Miscellaneous Manufacturing		2.8%
Office Furnishings		0.2%
Office/Business Equipment		0.4%
Oil & Gas		5.6%
Oil & Gas Services		2.0%
Pharmaceuticals		2.4%
Real Estate Investment Trust		2.5%
Retail		7.8%
Savings & Loans		0.4%
Semiconductor		1.3%
Software		7.1%
Telecommunications		1.0%
Transportation		3.4%
Other **		0.3%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP Small-Cap Growth

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $176,411,381)	$210,334,968
Repurchase agreements, at cost	1,153,000

Total Investments	211,487,968
Cash	3,201
Segregated cash balances with brokers for futures contracts	6,640
Dividends and interest receivable	107,694
Receivable for investments sold	2,104,888
Receivable for capital shares issued	607
Prepaid expenses	295

Total Assets	213,711,293

Liabilities:
Payable for capital shares redeemed	2,374,456
Variation margin on futures contracts	400
Advisory fees payable	135,738
Management services fees payable	27,148
Administration fees payable	5,455
Administrative services fees payable	89,640
Distribution fees payable	45,252
Other accrued expenses	49,504

Total Liabilities	2,727,593

Net Assets	$210,983,700

Net Assets consist of:
Capital	$188,369,168
Accumulated net realized gains (losses) on investments	(11,313,617)
Net unrealized appreciation (depreciation) on investments	33,928,149

Net Assets	$210,983,700

Shares of Beneficial Interest Outstanding	5,847,647

Net Asset Value (offering and redemption price per share)	$36.08

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$628,715
Interest	13,087

Total Investment Income	641,802

Expenses:
Advisory fees	822,424
Management services fees	164,486
Administration fees	35,939
Transfer agency fees	36,557
Administrative service fees	547,732
Distribution fees	274,142
Custody fees	67,787
Fund accounting fees	50,697
Other fees	57,045
Recoupment of prior expenses reimbursed by the Advisor	32,077

Total Expenses	2,088,886

Net Investment Income (Loss)	(1,447,084)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,515,744)
Net realized gains (losses) on futures contracts	17,359
Change in net unrealized appreciation/depreciation on investments	21,369,541

Net Realized and Unrealized Gains (Losses) on Investments	17,871,156

Change in Net Assets Resulting from Operations	$16,424,072

See accompanying notes to the financial statements.

29

PROFUNDS VP ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(1,447,084)	$(801,659)
Net realized gains (losses) on investments	(3,498,385)	6,712,083
Change in net unrealized appreciation/depreciation on investments	21,369,541	11,132,320

Change in net assets resulting from operations	16,424,072	17,042,744

Distributions to Shareholders From:
Net realized gains on investments	(7,453,705)	—

Change in net assets resulting from distributions	(7,453,705)	—

Capital Transactions:
Proceeds from shares issued	1,136,050,458	584,624,502
Dividends reinvested	7,453,705	—
Cost of shares redeemed	(1,094,892,279)	(472,233,428)

Change in net assets resulting from capital transactions	48,611,884	112,391,074

Change in net assets	57,582,251	129,433,818
Net Assets:
Beginning of period	153,401,449	23,967,631

End of period	$210,983,700	$153,401,449

Share Transactions:
Issued	34,142,030	21,205,364
Reinvested	217,944	—
Redeemed	(33,406,059)	(17,338,537)

Change in shares	953,915	3,866,827

See accompanying notes to the financial statements.

30

PROFUNDS VP ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the period May 1, 2002( a)through December 31, 2002

Net Asset Value, Beginning of Period	$31.35		$23.34		$30.00

Investment Activities:
Net investment income (loss)	(0.44	)( b)	(0.37	)( b)	(0.21	)( b)
Net realized and unrealized gains (losses) on investments	6.57		8.38		(6.45)

Total income (loss) from investment activities	6.13		8.01		(6.66)

Distributions to Shareholders From:
Net realized gains on investments	(1.40)		—		—

Net Asset Value, End of Period	$36.08		$31.35		$23.34

Total Return	19.80%		34.32%		(22.20)	%( c)
Ratios to Average Net Assets:
Gross expenses( d)	1.90%		2.00%		2.20%
Net expenses( d)	1.90%		1.98%		1.98%
Net investment income (loss)( d)	(1.32)%		(1.36)%		(1.34)%
Supplemental Data:
Net assets, end of period (000’s)	$210,984		$153,401		$23,968
Portfolio turnover rate( e)	979%		785%		1,260	%( c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

31

ProFund VP Asia 30

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2004, the Fund had a total return of -0.54% 1, compared to a return of -0.76% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

By the end of the second quarter the ProFunds Asia 30 Index was down 9.31% but gained almost all of it back to finish the year down slightly at -0.76%. A heavy weighting toward Chinese companies weighed down the index, as Chinese stock market indices posted negative returns, including the Shanghai A Shares index which returned -15.2% in local currency terms. The five South Korean companies in the index all posted positive returns for the year, while the four Hong Kong-based constituents negatively impacted the index. The top performer in terms of total return was Chunghwa Telecom of Taiwan (+57%) while the worst was China Yuchai International of Singapore (-57%).

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 to December 31, 2004, assuming the reinvestments of distributions. The ProFunds Asia 30 index and the MSCI AC Pacific Free Excluding Japan Index constituents and weightings may vary widely.

Average Annual Total Return as of 12/31/04[1]
	1 Year	Since Inception (5/1/02)
ProFund VP Asia 30	(0.54)%	9.87%
ProFunds Asia 30 Index [2]	(0.76)%	11.23%
MSCI AC Asia Pacific Free Excluding Japan Index	23.29%	19.17%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally represenative of the performance of the Asia Pacific region excluding the country of Japan.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

32

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

	Market Exposure
Investment Type		% of Net Assets

Equity Securities		100%

Total Exposure		100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
ProFunds Asia 30 - Composition
% of Index

Technology	23.10%
Communications	19.24%
Utilities	18.60%
Industrial	12.41%
Financial	10.06%
Energy	5.67%
Consumer, Cyclical	4.73%
Basic Materials	3.55%
Consumer, Non-cyclical	2.64%

Average Market Capitalization:	$17,960,008,167

PROFUNDS VP ProFund VP Asia 30	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.5%)
	Shares	Value

Aluminum Corporation of China, Ltd ADR (Mining)	14,946	$875,088
AU Optronics Corp. ADR (Electronics)	48,067	688,319
BHP Billiton, Ltd. ADR (Mining)	107,484	2,581,766
China Mobile (Hong Kong), Ltd. ADR (Telecommunications)	195,252	3,350,524
China Petroleum and Chemical Corp. (Oil & Gas)	71,868	2,945,869
China Telecom Corp., Ltd. ADR (Telecommunications)	49,608	1,825,575
China Unicom, Ltd. ADR (Telecommunications)	127,518	1,001,016
China Yuchai International, Ltd. ADR * (Auto Parts & Equipment)	39,432	523,657
Chinadotcom Corp.—Class A * (Internet)	97,626	450,056
Chunghwa Telecom Company, Ltd. ADR (Telecommunications)	73,140	1,539,597
Dr.Reddy’s Laboratories, Ltd. ADR (Pharmaceuticals)	34,980	693,653
Flextronics International, Ltd. * (Electronics)	58,830	813,031
Huaneng Power International, Inc. ADR (Electric)	31,800	954,636
Icici Bank, Ltd. ADR (Banks)	54,060	1,089,309
Infosys Technologies, Ltd. ADR (Software)	25,440	1,763,246
Kookmin Bank ADR * (Banks)	29,256	1,143,324
Korea Electric Power Corp. ADR (Electric)	103,350	1,368,354
KT Corp. ADR (Telecommunications)	55,014	1,199,855
Nam Tai Electronics, Inc. (Electronics)	36,768	707,784
National Australia Bank, Ltd. ADR (Banks)	16,854	1,888,997
Netease.com, Inc. ADR * (Internet)	16,536	873,597
PetroChina Company, Ltd. ADR (Oil & Gas)	80,772	4,336,649
POSCO ADR (Iron/Steel)	33,390	1,486,857
Satyam Computer Services, Ltd. ADR (Software)	38,160	920,801
SINA Corp. * (Internet)	24,168	774,826
SK Telecom Co., Ltd. ADR (Telecommunications)	58,512	1,301,892
Sohu.com, Inc. * (Internet)	39,114	692,709
Taiwan Semiconductor Manufacturing.Co., Ltd. ADR (Semiconductors)	251,026	2,131,210
Tommy Hilfiger Corp. * (Apparel)	43,884	495,012
United Microelectronics Corp. ADR * (Semiconductors)	257,741	909,826

TOTAL COMMON STOCKS
(Cost $31,500,295)		41,327,035

Repurchase Agreements (0.3%)
	Principal
	Amount	Value

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $128,016 (Collateralized by $131,000 Federal National Mortgage Association, 3.25%, 6/28/06, market value $131,143)	$128,000	$128,000

TOTAL REPURCHASE AGREEMENTS
(Cost $128,000)		128,000

TOTAL INVESTMENT SECURITIES
(Cost $31,628,295)—99.8%		41,455,035
Net other assets (liabilities)—0.2%		90,455

NET ASSETS—100.0%		$41,545,490

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Apparel	1.2%
Auto Part & Equipment	1.3%
Banks	9.9%
Electric	5.6%
Electronics	5.3%
Internet	6.7%
Iron/Steel	3.6%
Mining	8.3%
Oil & Gas	17.5%
Pharmaceuticals	1.7%
Semiconductors	7.3%
Software	6.5%
Telecommunications	24.6%
Other **	0.5%

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Asia 30	Schedule of Portfolio Investments December 31, 2004

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of December 31, 2004:

Australia	10.8%
China	35.8%
Hong Kong	14.5%
India	8.1%
Korea	15.6%
Singapore	2.0%
Taiwan	12.7%
United States **	0.5%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

34

PROFUNDS VP ProFund VP Asia 30

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $31,500,295)	$41,327,035
Repurchase agreements, at cost	128,000

Total Investments	41,455,035
Cash	193
Dividends and interest receivable	113,848
Receivable for investments sold	2,595,346
Receivable for capital shares issued	259
Prepaid expenses	192

Total Assets	44,164,873

Liabilities:
Payable for capital shares redeemed	2,546,731
Advisory fees payable	27,741
Management services fees payable	5,548
Administration fees payable	1,120
Administrative services fees payable	18,420
Distribution fees payable	9,313
Other accrued expenses	10,510

Total Liabilities	2,619,383

Net Assets	$41,545,490

Net Assets consist of:
Capital	$39,718,051
Accumulated net investment income (loss)	110,991
Accumulated net realized gains (losses) on investments	(8,110,292)
Net unrealized appreciation (depreciation) on investments	9,826,740

Net Assets	$41,545,490

Shares of Beneficial Interest Outstanding	1,113,861

Net Asset Value (offering and redemption price per share)	$37.30

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$876,328
Interest	2,335
Foreign tax withholding	(66,014)

Total Investment Income	812,649

Expenses:
Advisory fees	282,889
Management services fees	56,578
Administration fees	12,520
Transfer agency fees	12,907
Administrative service fees	188,412
Distribution fees	94,297
Custody fees	15,368
Fund accounting fees	17,471
Other fees	18,730
Recoupment of prior expenses reimbursed by the Advisor	2,486

Total Expenses	701,658

Net Investment Income (Loss)	110,991

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,716,495)
Net realized gains (losses) on futures contracts	(77,352)
Change in net unrealized appreciation/depreciation on investments	(1,455,614)

Net Realized and Unrealized Gains (Losses) on Investments	(3,249,461)

Change in Net Assets Resulting from Operations	$(3,138,470)

See accompanying notes to the financial statements.

35

PROFUNDS VP ProFund VP Asia 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$110,991	$115,110
Net realized gains (losses) on investments	(1,793,847)	(2,765,135)
Change in net unrealized appreciation/depreciation on investments	(1,455,614)	11,050,756

Change in net assets resulting from operations	(3,138,470)	8,400,731

Distributions to Shareholders From:
Net investment income	(115,110)	(17,570)
Net realized gains on investments	(1,052,318)	—

Change in net assets resulting from distributions	(1,167,428)	(17,570)

Capital Transactions:
Proceeds from shares issued	191,436,976	207,600,563
Dividends reinvested	1,167,428	17,570
Cost of shares redeemed	(195,891,260)	(185,439,244)

Change in net assets resulting from capital transactions	(3,286,856)	22,178,889

Change in net assets	(7,592,754)	30,562,050
Net Assets:
Beginning of period	49,138,244	18,576,194

End of period	$41,545,490	$49,138,244

Accumulated net investment income (loss)	$110,991	$115,110

Share Transactions:
Issued	5,172,686	6,893,249
Reinvested	32,922	472
Redeemed	(5,359,477)	(6,416,222)

Change in shares	(153,869)	477,499

See accompanying notes to the financial statements.

36

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$38.76	$23.51	$30.00

Investment Activities:
Net investment income (loss)	0.11 (b)	0.17 (b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	(0.38)	15.09	(6.55)

Total income (loss) from investment activities	(0.27)	15.26	(6.49)

Distributions to Shareholders From:
Net investment income	(0.12)	(0.01)	—
Net realized gains on investments	(1.07)	—	—

Total distributions	(1.19)	(0.01)	—

Net Asset Value, End of Period	$37.30	$38.76	$23.51

Total Return	(0.54)%	64.92%	(21.63)	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.86%	1.93%	2.03%
Net expenses (d)	1.86%	1.93%	1.98%
Net invesment income (loss) (d)	0.29%	0.54%	0.35%

Supplemental Data:
Net assets, end of period (000’s)	$41,545	$49,138	$18,576
Portfolio turnover rate (e)	473%	831%	1,321	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition.The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

37

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2004, the Fund had a total return of 14.32% 1, compared to a return of 13.97% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

The primary European equity market indices recorded single digit returns when reported in local currency terms, including the Dow Jones Global Indices for the U.K (+8.9%), France (+8.5%), and Germany (+5.9%.) After converting into U.S dollar terms, these indices recorded gains of +16.9%, +17.1%, and +14.3%. This reflects the weakening of the U.S. dollar against the Euro (-7.3%) and the British Pound (-6.9%.) In the 12 nation Eurozone, the European Central Bank kept its benchmark short-term interest rate at 2% for the entire year, as sluggish GDP growth did not suggest a tighter monetary policy. By the end of 2004 the U.S. Fed Funds target rate had moved higher than the ECB’s rate for the first time since 2001. Top index performers for the year included Elan Corp (+296%), Ericsson (+78%), and Aventis (+44%.) The worst index performers included STMicroelectronics (-28%), Flamel Technologies (-27%), and AstraZeneca (-23%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from October 18, 1999 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	5 Year	Since Inception (10/18/99)
ProFund VP Europe 30	14.32%	5.59%	(4.87)%	(0.85)%
ProFunds Europe 30 Index [2]	13.97%	5.85%	(5.30)%	(1.17)%
Dow Jones STOXX 50 Index	16.99%	8.26%	(0.63)%	3.47%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

38

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
ProFunds Europe 30 - Composition
% of Index

Consumer, Non-cyclical	27.53%
Energy	21.11%
Communications	15.17%
Financial	12.59%
Technology	8.19%
Consumer, Cyclical	6.63%
Industrial	6.01%
Basic Materials	2.77%

Average Market Capitalization:	$66,239,801,603

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments December 31, 2004

Common Stocks (99.5%)
	Shares	Value

Alcatel SA ADR * (Telecommunications)	188,732	$2,949,881
Alcon, Inc. (Healthcare-Products)	39,048	3,147,269
ASM Lithography Holding N.V. * (Semiconductors)	152,938	2,433,244
AstraZeneca PLC ADR (Pharmaceuticals)	102,501	3,730,011
Autoliv, Inc. (Auto Parts & Equipment)	52,064	2,514,691
Aventis SA ADR (Pharmaceuticals)	55,318	5,194,360
BP Amoco PLC ADR (Oil & Gas)	169,208	9,881,746
DaimlerChrysler AG (Auto Manufacturers)	82,977	3,987,045
Diageo PLC ADR (Beverages)	65,080	3,766,830
Elan Corp. PL ADR * (Pharmaceuticals)	110,636	3,014,831
Ericsson (LM) Telephone Co. ADR * (Telecommunications)	138,295	4,354,910
Flamel Technologies ADR * (Pharmaceuticals)	79,723	1,553,801
GlaxoSmithKline PLC ADR (Pharmaceuticals)	154,565	7,324,836
HSBC Holdings PLC (Banks)	105,755	9,003,981
Infineon Technologies ADR * (Semiconductors)	191,986	2,092,647
Koninklijke (Electronics)	125,279	3,319,894
Nokia OY ADR (Telecommunications)	320,519	5,022,533
Novartis AG ADR (Pharmaceuticals)	144,803	7,318,344
Rio Tinto PLC (Mining)	32,540	3,879,093
Royal Dutch Petroleum Co. ADR (Oil & Gas)	117,144	6,721,723
Ryanair Holdings PLC * (Airlines)	68,334	2,784,611
SAP AG ADR (Software)	100,874	4,459,640
Shell Transport & Trading Co. ADR (Oil & Gas)	105,755	5,435,807
Siemens AG ADR (Miscellaneous Manufacturing)	60,199	5,097,049
STMicroelectronics NV ADR (Semiconductors)	128,533	2,483,258
Total Fina SA ADR (Oil & Gas)	68,334	7,505,807
UBS AG (Banks)	71,588	6,001,938
Unilever NV ADR (Food)	52,064	3,473,189
Vodafone Group PLD ADR (Telecommunications)	325,400	8,909,451
Willis Group Holdings, Ltd. (Insurance)	63,453	2,612,360

TOTAL COMMON STOCKS (Cost $106,650,294)		139,974,780

Repurchase Agreements (1.5%)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $2,147,268 (Collateralized by $2,191,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $2,190,257)	$2,147,000	2,147,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,147,000)		2,147,000

TOTAL INVESTMENT SECURITIES (Cost $108,797,294)—101.0%		142,121,780
Net other assets (liabilities)—(1.0)%		(1,513,730)

NET ASSETS—100.0%		$140,608,050

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $606,750)	10	$ 227

Futures Contracts Purchased
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $1,213,300)	4	26,082

* Non-income producing security
ADR American Depositary Receipt

See accompanying notes to the financial statements.

39

PROFUNDS VP ProFund VP Europe 30	Schedule of Portfolio Investments December 31, 2004

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2004:
Airlines	2.0%
Auto Manufacturers	2.8%
Auto Parts & Equipment	1.8%
Banks	10.7%
Beverages	2.7%
Electronics	2.4%
Food	2.5%
Healthcare-Products	2.2%
Insurance	1.9%
Mining	2.8%
Miscellaneous Manufacturing	3.6%
Oil & Gas	20.8%
Pharmaceuticals	20.0%
Semiconductors	5.0%
Software	3.2%
Telecommunications	15.1%
Other **	0.5%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of December 31, 2004:
Finland	3.6%
France	12.3%
Germany	12.9%
Ireland	4.1%
Netherlands	11.3%
Sweden	3.1%
Switzerland	13.5%
United Kingdom	38.7%
United States **	0.5%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

40

PROFUNDS VP ProFund VP Europe 30

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $106,650,294)	$139,974,780
Repurchase agreements, at cost	2,147,000

Total Investments	142,121,780
Segregated cash balances with brokers for futures contracts	79,127
Dividends and interest receivable	252,301
Receivable for investments sold	860,334
Receivable for capital shares issued	286
Prepaid expenses	578

Total Assets	143,314,406

Liabilities:
Cash overdraft	873,324
Payable for capital shares redeemed	1,561,881
Variation margin on futures contracts	1,973
Advisory fees payable	98,392
Management services fees payable	19,679
Administration fees payable	3,699
Administrative services fees payable	67,219
Distribution fees payable	45,435
Other accrued expenses	34,754

Total Liabilities	2,706,356

Net Assets	$140,608,050

Net Assets consist of:
Capital	$140,753,515
Accumulated net investment income (loss)	152,267
Accumulated net realized gains (losses) on investments	(33,648,527)
Net unrealized appreciation (depreciation) on investments	33,350,795

Net Assets	$140,608,050

Shares of Beneficial Interest Outstanding	4,971,205

Net Asset Value (offering and redemption price per share)	$28.28

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$2,520,189
Interest	45,098
Foreign tax withholding	(175,292)

Total Investment Income	2,389,995

Expenses:
Advisory fees	940,777
Management services fees	188,157
Administration fees	41,566
Transfer agency fees	41,670
Administrative service fees	539,979
Distribution fees	313,593
Custody fees	32,753
Fund accounting fees	56,090
Other fees	61,751
Recoupment of prior expenses reimbursed by the Advisor	21,392

Total Expenses	2,237,728

Net Investment Income (Loss)	152,267

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,462,224
Net realized gains (losses) on futures contracts	590,364
Change in net unrealized appreciation/depreciation on investments	5,325,389

Net Realized and Unrealized Gains (Losses) on Investments	12,377,977

Change in Net Assets Resulting from Operations	$12,530,244

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Europe 30

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$152,267	$169,354
Net realized gains (losses) on investments	7,052,588	(38,636)
Change in net unrealized appreciation/depreciation on investments	5,325,389	25,492,572

Change in net assets resulting from operations	12,530,244	25,623,290

Distributions to Shareholders From:
Net investment income	(169,354)	(130,122)
Net realized gains on investments	(1,132,201)	—

Change in net assets resulting from distributions	(1,301,555)	(130,122)

Capital Transactions:
Proceeds from shares issued	498,061,730	392,950,300
Dividends reinvested	1,301,555	130,122
Cost of shares redeemed	(512,002,574)	(309,673,943)

Change in net assets resulting from capital transactions	(12,639,289)	83,406,479

Change in net assets	(1,410,600)	108,899,647

Net Assets:
Beginning of period	142,018,650	33,119,003

End of period	$140,608,050	$142,018,650

Accumulated net investment income (loss)	$152,267	$169,354

Share Transactions:
Issued	19,011,252	19,540,491
Reinvested	47,484	5,335
Redeemed	(19,776,434)	(15,695,886)

Change in shares	(717,698)	3,849,940

See accompanying notes to the financial statements.

42

PROFUNDS VP ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000

Net Asset Value, Beginning of Period	$24.96	$18.01	$24.26	$31.98		$36.82

Investment Activities:
Net investment income (loss)	0.03 (a)	0.05 (a)	0.07 (a)	(0.04	) (a)	0.09 (a)
Net realized and unrealized gains (losses) on investments	3.53	6.92	(6.32)	(7.68)		(4.79)

Total income (loss) from investment activities	3.56	6.97	(6.25)	(7.72)		(4.70)

Distributions to Shareholders From:
Net investment income	(0.03)	(0.02)	—	—		—
Net realized gains on investments	(0.21)	—	—	—		(0.14)

Total distributions	(0.24)	(0.02)	—	—		(0.14)

Net Asset Value, End of Period	$28.28	$24.96	$18.01	$24.26		$31.98

Total Return	14.32%	38.73%	(25.76)%	(24.14)%		(12.75)%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.91%	2.03%	1.89%		1.65%
Net expenses	1.78%	1.91%	1.98%	1.89%		1.65%
Net investment income (loss)	0.12%	0.25%	0.33%	(0.14)%		0.26%

Supplemental Data:
Net assets, end of period (000’s)	$140,608	$142,019	$33,119	$52,253		$25,004
Portfolio turnover rate (b)	319%	376%	1,280%	1,002%		1,434%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

43

ProFund VP Financials

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2004, the Fund had a total return of 10.34% 1, compared to a return of 13.39% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full-line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card insurers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Another year of strong investor demand for financial products propelled the Dow Jones U.S. Financial Index to a 13.39% gain, outperforming the broader large cap benchmarks. Net purchases of mutual funds continued and another strong year for equities helped boost the bottom line at many financial services firms. Low interest rates underpinned another strong year for mortgage companies, and a recovery in merger and acquisition activity were some of the highlights for the year.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Financials	10.34%	6.60%	3.18%
Dow Jones U.S. Financials Index	13.39%	9.54%	6.26%
S&P 500 Index	10.88%	3.59%	(0.97)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

44

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

	Market Exposure
Investment Type		% of Net Assets

Equity Securities		105%

Total Exposure		105%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
Dow Jones U.S. Financials - Composition
The Dow Jones U.S. Financials Index is comprised of a single sector.

Average Market Capitalization:	$9,335,329,241

PROFUNDS VP ProFund VP Financials	Schedule of Portfolio Investments December 31, 2004

Common Stocks (104.9%)
	Shares	Value

ACE Ltd. (Insurance)	3,468	$148,257
Affiliated Managers Group, Inc. * (Diversified Financial Services)	289	19,577
AFLAC, Inc. (Insurance)	6,358	253,303
Allmerica Financial Corp. * (Insurance)	578	18,976
Allstate Corp. (Insurance)	8,670	448,411
AMB Property Corp. (Real Estate Investment Trust)	1,156	46,691
Ambac Financial Group, Inc. (Insurance)	1,445	118,678
American Express Co. (Diversified Financial Services)	13,872	781,965
American Financial Realty Trust (Real Estate Investment Trust)	1,445	23,380
American International Group, Inc. (Insurance)	28,322	1,859,905
AmeriCredit Corp. * (Diversified Financial Services)	2,023	49,462
Ameritrade Holding Corp.—Class A * (Diversified Financial Services)	3,468	49,315
Amerus Group Co. (Insurance)	578	26,183
AmSouth Bancorp (Banks)	4,335	112,277
Annaly Mortgage Management, Inc. (Real Estate Investment Trust)	1,445	28,351
AON Corp. (Insurance)	3,179	75,851
Apartment Investment and Management Co.—Class A (Real Estate Investment Trust)	1,156	44,552
Archstone-Smith Trust (Real Estate Investment Trust)	2,312	88,550
Arden Realty Group, Inc. (Real Estate Investment Trust)	867	32,703
Arthur J.Gallagher & Co. (Insurance)	1,156	37,570
Associated Banc-Corp. (Banks)	1,445	47,988
Assurant, Inc. (Insurance)	1,156	35,316
Astoria Financial Corp. (Savings & Loans)	867	34,654
Avalonbay Communities, Inc. (Real Estate Investment Trust)	867	65,285
Axis Capital Hldgs, Ltd. (Insurance)	1,734	47,442
BancorpSouth, Inc. (Banks)	867	21,129
Bank of America Corp. (Banks)	50,286	2,362,938
Bank of Hawaii Corp. (Banks)	578	29,328
Bank of New York Company, Inc. (Banks)	9,537	318,727
Banknorth Group, Inc. (Banks)	2,023	74,042
BB&T Corp. (Banks)	6,936	291,659
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,156	118,270
Boston Properties, Inc. (Real Estate Investment Trust)	1,445	93,448
BRE Properties, Inc.—Class A (Real Estate Investment Trust)	578	23,299
Brown & Brown, Inc. (Insurance)	578	25,172
Camden Property Trust (Real Estate Investment Trust)	578	29,478
Capital One Financial Corp. (Diversified Financial Services)	2,890	243,367
Capitalsource Inc. * (Diversified Financial Services)	867	22,256
CarrAmerica Realty Corp. (Real Estate Investment Trust)	578	19,074
Catellus Development Corp. (Real Estate Investment Trust)	1,156	35,374
Cathay Bancorp, Inc. (Banks)	578	21,675
CBL & Associates Properties, Inc. (Real Estate Investment Trust)	289	22,065
Centerpoint Properties Corp. (Real Estate Investment Trust)	578	27,680
Chicago Mercantile Exchange (Diversified Financial Services)	289	66,094
Chubb Corp. (Insurance)	2,312	177,793
Cincinnati Financial Corp. (Insurance)	2,023	89,538
CIT Group, Inc. (Diversified Financial Services)	2,601	119,178
Citigroup, Inc. (Diversified Financial Services)	63,869	3,077,209
City National Corp. (Banks)	578	40,836
Colonial BancGroup, Inc. (Banks)	1,734	36,813
Comerica, Inc. (Banks)	2,023	123,443
Commerce Bancorp, Inc. (Banks)	867	55,835
Commerce Bancshares, Inc. (Banks)	867	43,523
Commerce Group, Inc. (Insurance)	289	17,641
Compass Bancshares, Inc. (Banks)	1,445	70,328
Conseco, Inc. * (Insurance)	1,734	34,593
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,936	256,701
Crescent Real Estate Equities Co. (Real Estate Investment Trust)	1,156	21,109
Cullen/Frost Bankers, Inc. (Banks)	578	28,091
Developers Diversified Realty Corp. (Real Estate Investment Trust)	1,156	51,292
Doral Financial Corp. (Diversified Financial Services)	1,156	56,933
Duke-Weeks Realty Corp. (Real Estate Investment Trust)	1,734	59,199
E*TRADE Financial Corp. * (Diversified FinancialServices)	4,624	69,129
East-West Bancorp, Inc. (Banks)	578	24,253
Eaton Vance Corp. (Diversified Financial Services)	867	45,214
Edwards (A.G.), Inc. (Diversified Financial Services)	867	37,463
Equifax, Inc. (Commercial Services)	1,734	48,725
Equity Office Properties Trust (Real Estate Investment Trust)	4,913	143,066
Equity Residential Properties Trust (Real Estate Investment Trust)	3,468	125,472
Essex Property Trust, Inc. (Real Estate Investment Trust)	289	24,218
Everest Re Group, Ltd. (Insurance)	578	51,766
Fannie Mae (Diversified Financial Services)	11,849	843,767

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Financials	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

Federal Realty Investment Trust (Real Estate Investment Trust)	578	$29,854
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,156	35,142
Fidelity National Financial, Inc. (Insurance)	2,023	92,390
Fifth Third Bancorp (Banks)	5,780	273,278
First American Financial Corp. (Insurance)	867	30,466
First BanCorp. (Banks)	578	36,709
First Horizon National Corp. (Banks)	1,445	62,294
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	578	23,542
First Midwest Bancorp, Inc. (Banks)	578	20,976
FirstMerit Corp. (Banks)	867	24,701
Franklin Resources, Inc. (Diversified Financial Services)	1,734	120,773
Freddie Mac (Diversified Financial Services)	8,381	617,680
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	1,734	33,622
Fulton Financial Corp. (Banks)	1,445	33,683
General Growth Properties, Inc. (Real Estate Investment Trust)	2,601	94,052
Genworth Financial, Inc. (Diversified Financial Services)	1,734	46,818
Golden West Financial Corp. (Savings & Loans)	3,757	230,755
Goldman Sachs Group, Inc. (Diversified Financial Services)	5,202	541,216
Hartford Financial Services Group, Inc. (Insurance)	3,468	240,367
HCC Insurance Holdings, Inc. (Insurance)	867	28,715
Health Care Property Investors (Real Estate Investment Trust)	1,734	48,014
Health Care, Inc. (Real Estate Investment Trust)	578	22,051
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	578	23,525
Hibernia Corp. (Banks)	2,023	59,699
Hospitality Properties Trust (Real Estate Investment Trust)	867	39,882
Host Marriott Corp. (Real Estate Investment Trust)	4,046	69,996
HRPT Properties Trust (Real Estate Investment Trust)	2,312	29,663
Hudson City Bancorp, Inc. (Savings & Loans)	867	31,923
Hudson United Bancorp (Banks)	578	22,762
Huntington Bancshares, Inc. (Banks)	2,601	64,453
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	867	19,655
Independence Community Bank Corp. (Savings & Loans)	867	36,917
IndyMac Bancorp, Inc. (Diversified Financial Services)	867	29,868
Investors Financial Services Corp. (Banks)	867	43,333
iStar Financial, Inc. (Real Estate Investment Trust)	1,445	65,401
J.P. Morgan Chase & Co. (Diversified Financial Services)	43,927	1,713,593
Janus Capital Group, Inc. (Diversified Financial Services)	2,890	48,581
Jefferies Group, Inc. (Diversified Financial Services)	578	23,282
Jefferson-Pilot Corp. (Insurance)	1,734	90,099
KeyCorp (Banks)	4,913	166,551
Kimco Realty Corp. (Real Estate Investment Trust)	1,156	67,036
Legg Mason, Inc. (Diversified Financial Services)	1,156	84,689
Liberty Property Trust (Real Estate Investment Trust)	1,156	49,939
Lincoln National Corp. (Insurance)	2,312	107,924
Loews Corp. (Insurance)	1,445	101,584
M&T Bank Corp. (Banks)	1,156	124,663
Macerich Co. (Real Estate Investment Trust)	867	54,448
Mack-Cali Realty Corp. (Real Estate Investment Trust)	867	39,908
Marsh & McLennan Companies, Inc. (Insurance)	6,069	199,670
Marshall & Ilsley Corp. (Banks)	2,312	102,190
MBIA, Inc. (Insurance)	1,734	109,728
MBNA Corp. (Diversified Financial Services)	13,872	391,052
Mellon Financial Corp. (Banks)	5,202	161,834
Mercantile Bankshares Corp. (Banks)	867	45,257
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,693	639,121
MetLife, Inc. (Insurance)	5,202	210,733
MGIC Investment Corp. (Insurance)	1,156	79,660
Mills Corp. (Real Estate Investment Trust)	578	36,853
Moneygram International, Inc. (Software)	1,156	24,438
Montpelier RE Holdings, Ltd. (Insurance)	578	22,224
Moody’s Corp. (Commercial Services)	1,445	125,499
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,427	689,947
National City Corp. (Banks)	7,225	271,299
Nationwide Financial Services (Insurance)	578	22,097
New Century Financial Corp. (Real Estate Investment Trust)	578	36,940
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	1,156	31,304
New York Community Bancorp (Savings & Loans)	2,890	59,447
North Fork Bancorp, Inc. (Banks)	5,491	158,415
Northern Trust Corp. (Banks)	2,312	112,317
Old National Bancorp (Banks)	867	22,421
Old Republic International Corp. (Insurance)	2,023	51,182
Pan Pacific Retail Properties (Real Estate Investment Trust)	578	36,241
Partnerre Ltd. (Insurance)	578	35,801
People’s Bank (Savings & Loans)	1,156	44,957
Plum Creek Timber Company, Inc. (Forest Products & Paper)	2,312	88,873
PMI Group, Inc. (Insurance)	1,156	48,263
PNC Financial Services Group (Banks)	3,468	199,202
Popular, Inc. (Banks)	2,890	83,319
Principal Financial Group, Inc. (Insurance)	3,757	153,812
Progressive Corp. (Insurance)	2,312	196,150
Prologis (Real Estate Investment Trust)	2,312	100,179
Protective Life Corp. (Insurance)	867	37,012
Providian Financial Corp. * (Diversified Financial Services)	3,757	61,878
Prudential Financial, Inc. (Insurance)	6,358	349,436
Public Storage, Inc. (Real Estate Investment Trust)	1,156	64,447
Radian Group, Inc. (Insurance)	1,156	61,545
Raymond James Financial Corp. (Diversified Financial Services)	867	26,860
Rayonier, Inc. (Forest Products & Paper)	578	28,270
Realty Income Corp. (Real Estate Investment Trust)	578	29,235
Reckson Associates Realty Corp. (Real Estate Investment Trust)	867	28,446
Regency Centers Corp. (Real Estate Investment Trust)	867	48,032
Regions Financial Corp. (Banks)	5,780	205,710
RenaissanceRe Holdings (Insurance)	867	45,153
SAFECO Corp. (Insurance)	1,734	90,584
Schwab (Diversified Financial Services)	13,872	165,909
SEI Investments Co. (Software)	867	36,353
Shurgard Storage Centers, Inc.—Class A (Real Estate Investment Trust)	578	25,438
Simon Property Group, Inc. (Real Estate Investment Trust)	2,601	168,206
Sky Financial Group, Inc. (Banks)	1,445	41,428
SL Green Realty Corp. (Real Estate Investment Trust)	578	34,998
SLM Corp. (Diversified Financial Services)	5,491	293,164
South Financial Group, Inc. (Banks)	867	28,204
Sovereign Bancorp, Inc. (Savings & Loans)	4,335	97,754
St.Joe Co. (Real Estate)	867	55,661
St.Paul Companies, Inc. (Insurance)	8,380	310,647
StanCorp Financial Group, Inc. (Insurance)	289	23,843
State Street Corp. (Banks)	4,046	198,740
SunTrust Banks, Inc. (Banks)	4,333	320,122
Synovus Financial Corp. (Banks)	3,179	90,856

See accompanying notes to the financial statements.

46

PROFUNDS VP ProFund VP Financials	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

T. Rowe Price Group, Inc. (Diversified Financial Services)	1,445	$89,879
TCF Financial Corp. (Banks)	1,734	55,731
Thornburg Mortgage Asset Corp. (Real Estate Investment Trust)	1,156	33,478
Torchmark Corp. (Insurance)	1,445	82,567
Trizec Properties, Inc. (Real Estate Investment Trust)	1,156	21,872
U.S. Bancorp (Banks)	23,120	724,118
UCBH Holdings, Inc. (Banks)	578	26,484
UnionBanCal Corp. (Banks)	578	37,269
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	1,734	43,003
Unitrin, Inc. (Insurance)	578	26,270
UnumProvident Corp. (Insurance)	3,757	67,401
Valley National Bancorp (Banks)	1,156	31,963
Ventas, Inc. (Real Estate Investment Trust)	1,156	31,686
Vornado Realty Trust (Real Estate Investment Trust)	1,445	110,008
W Holding Co., Inc. (Banks)	867	19,889
W.R.Berkley Corp. (Insurance)	867	40,896
Wachovia Corp. (Banks)	19,940	1,048,843
Waddell & Reed Financial, Inc. (Diversified Financial Services)	1,156	27,617
Washington Federal, Inc. (Savings & Loans)	867	23,010
Washington Mutual, Inc. (Savings & Loans)	10,693	452,100
Webster Financial Corp. (Banks)	578	29,270
Weingarten Realty Investors (Real Estate Investment Trust)	867	34,767
Wells Fargo& Co. (Banks)	20,808	1,293,216
Westamerica Bancorporation (Banks)	289	16,852
Whitney Holding Corp. (Banks)	578	26,004
Willis Group Holdings, Ltd. (Insurance)	1,734	71,389
Wilmington Trust Corp. (Banks)	867	31,342
XL Capital, Ltd.—Class A (Insurance)	1,734	134,645
Zions Bancorp (Banks)	1,156	78,643

TOTAL COMMON STOCKS (Cost $25,813,799)		32,277,885

Repurchase Agreements(NM)
	Principal Amount	Value

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $15,002 (Collateralized by $17,000 Federal National Mortgage Association, 3.37%, 10/5/07, market value $15,394)	$15,000	$15,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES(Cost $25,828,799)—105.0%		32,292,885
Net other assets (liabilities)—(5.0)%		(1,526,205)

NET ASSETS—100.0%		$30,766,680

* Non-income producing security
NM Not meaningful, amount is less than 0.05%.

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Banks		32.8%
Commercial Services		0.6%
Diversified Financial Services		37.6%
Forest Products & Paper		0.4%
Insurance		21.5%
Real Estate		0.2%
Real Estate Investment Trust		8.4%
Savings & Loans		3.3%
Software		0.2%
Other **		(5.0)%

** Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

47

PROFUNDS VP ProFund VP Financials

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $25,813,799)	$32,277,885
Repurchase agreements, at cost	15,000

Total Investments	32,292,885
Dividends and interest receivable	36,759
Receivable for capital shares issued	725,227
Prepaid expenses	154

Total Assets	33,055,025

Liabilities:
Cash overdraft	59
Payable for investments purchased	2,234,436
Payable for capital shares redeemed	37
Advisory fees payable	20,042
Management services fees payable	4,009
Administration fees payable	737
Administrative services fees payable	10,749
Distribution fees payable	7,823
Other accrued expenses	10,453

Total Liabilities	2,288,345

Net Assets	$30,766,680

Net Assets consist of:
Capital	$30,537,667
Accumulated net investment income (loss)	179,899
Accumulated net realized gains (losses) on investments	(6,414,972)
Net unrealized appreciation (depreciation) on investments	6,464,086

Net Assets	$30,766,680

Shares of Beneficial Interest Outstanding	910,333

Net Asset Value (offering and redemption price per share)	$33.80

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$728,269
Interest	571

Total Investment Income	728,840

Expenses:
Advisory fees	214,830
Management services fees	42,966
Administration fees	9,524
Transfer agency fees	9,751
Administrative service fees	121,495
Distribution fees	71,610
Custody fees	22,380
Fund accounting fees	13,844
Other fees	19,844
Recoupment of prior expenses reimbursed by the Advisor	22,697

Total Expenses	548,941

Net Investment Income (Loss)	179,899

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	516,390
Change in net unrealized appreciation/depreciation on investments	2,096,724

Net Realized and Unrealized Gains (Losses) on Investments	2,613,114

Change in Net Assets Resulting from Operations	$2,793,013

See accompanying notes to the financial statements.

48

PROFUNDS VP ProFund VP Financials

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$179,899	$66,533
Net realized gains (losses) on investments	516,390	714,339
Change in net unrealized appreciation/depreciation on investments	2,096,724	3,227,266

Change in net assets resulting from operations	2,793,013	4,008,138

Distributions to Shareholders From:
Net investment income	(80,498)	(28,561)

Change in net assets resulting from distributions	(80,498)	(28,561)

Capital Transactions:
Proceeds from shares issued	172,821,010	111,685,395
Dividends reinvested	80,498	28,561
Cost of shares redeemed	(165,871,738)	(106,566,808)

Change in net assets resulting from capital transactions	7,029,770	5,147,148

Change in net assets	9,742,285	9,126,725
Net Assets:
Beginning of period	21,024,395	11,897,670

End of period	$30,766,680	$21,024,395

Accumulated net investment income (loss)	$179,899	$80,498

Share Transactions:
Issued	5,464,779	4,268,452
Reinvested	2,489	943
Redeemed	(5,241,228)	(4,084,053)

Change in shares	226,040	185,342

See accompanying notes to the financial statements.

49

PROFUNDS VP ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a)through December 31, 2001

Net Asset Value, Beginning of Period	$30.72	$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss)	0.20 (b)	0.11 (b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.97	6.80	(4.23)	(2.02)

Total income (loss) from investment activities	3.17	6.91	(4.17)	(1.98)

Distribution to Shareholders From:
Net investment income	(0.09)	(0.04)	—	—

Net Asset Value, End of Period	$33.80	$30.72	$23.85	$28.02

Total Return	10.34%	28.99%	(14.88)%	(6.60	)% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.92%	2.07%	2.14%	2.10%
Net expenses (d)	1.92%	1.98%	1.98%	2.10%
Net investment income (loss) (d)	0.63%	0.42%	0.22%	0.16%
Supplemental Data:
Net assets, end of period (000’s)	$30,767	$21,024	$11,898	$20,089
Portfolio turnover rate (e)	595%	726%	1,341%	1,330	% (c)

(a) Commencement of operations
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.

(e)    Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

50

ProFund VP Health Care

The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the year ended December 31, 2004, the Fund had a total return of 2.36%1, compared to a return of 4.55%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include healthcare providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Despite high demand for healthcare and an aging U.S. population, poor cost control and continued increases in medical malpractice insurance premiums hampered the performance of healthcare stocks. Healthcare spending will continue to be a major part of GDP, and a major cost to consumers. Favorable demographic trends and strong pricing still were not enough to revive healthcare stocks which underperformed the broader averages in 2004.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Health Care	2.36%	(2.41)%	(3.17)%
Dow Jones U.S. Health Care Index	4.55%	(0.37)%	(1.14)%
S&P 500 Index	10.88%	3.59%	(0.97)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

51

PROFUNDS VP ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care - Composition

The Dow Jones U.S. Health Care Index is comprised of a single sector.

Average Market Capitalization:	$9,192,573,310

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2004

Common Stocks (100.0%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	39,900	$1,861,335
Abgenix, Inc. * (Pharmaceuticals)	2,100	21,714
Advanced Medical Optics, Inc. * (Healthcare-Products)	840	34,558
Aetna, Inc. (Healthcare-Services)	3,780	471,555
Affymetrix, Inc. * (Biotechnology)	1,680	61,404
Albany Molecular Research, Inc. * (Commercial Services)	420	4,679
Alcon, Inc. (Healthcare-Products)	2,100	169,260
Alexion Pharmaceuticals, Inc. * (Biotechnology)	840	21,168
Alkermes, Inc. * (Pharmaceuticals)	2,100	29,589
Allergan, Inc. (Pharmaceuticals)	3,360	272,395
Alpharma, Inc. (Pharmaceuticals)	840	14,238
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	840	31,424
AMERIGROUP Corp. * (Healthcare-Services)	840	63,554
Amgen, Inc. * (Biotechnology)	32,340	2,074,612
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	2,100	49,056
Applera Corp.—Applied Biosystems Group (Electronics)	5,040	105,386
Applera Corp.—Celera Genomics Group * (Biotechnology)	1,680	23,100
Apria Healthcare Group, Inc. * (Healthcare-Services)	1,260	41,517
ArthroCare Corp. * (Healthcare-Products)	420	13,465
Bard (C.R.), Inc. (Healthcare-Products)	2,520	161,230
Barr Laboratories, Inc. * (Pharmaceuticals)	2,100	95,634
Bausch & Lomb, Inc. (Healthcare-Products)	1,260	81,220
Baxter International, Inc. (Healthcare-Products)	15,540	536,752
Beckman Coulter, Inc. (Healthcare-Products)	1,680	112,543
Becton, Dickinson & Co. (Healthcare-Products)	5,880	333,984
Beverly Enterprises, Inc. * (Healthcare-Services)	2,940	26,901
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	420	24,095
Biogen Idec, Inc. * (Biotechnology)	8,820	587,500
Biomet, Inc. (Healthcare-Products)	5,880	255,133
Biosite Diagnostics, Inc. * (Healthcare-Products)	420	25,847
Boston Scientific Corp. * (Healthcare-Products)	15,540	552,447
Bristol-Myers Squibb Co. (Pharmaceuticals)	49,560	1,269,727
Caremark Rx, Inc. * (Pharmaceuticals)	11,760	463,697
Celgene Corp. * (Biotechnology)	4,200	111,426
Cell Genesys, Inc. * (Biotechnology)	1,260	10,206
Cell Therapeutics, Inc. * (Pharmaceuticals)	1,260	10,256
Cephalon, Inc. * (Pharmaceuticals)	1,260	64,109
Charles River Laboratories International, Inc. * (Biotechnology)	1,680	77,297
Chiron Corp. * (Biotechnology)	2,940	97,990
CIGNA Corp. (Insurance)	3,360	274,075
Community Health Systems, Inc. * (Healthcare-Services)	2,100	58,548
Cooper Companies, Inc. (Healthcare-Products)	840	59,296
Covance, Inc. * (Healthcare-Services)	1,680	65,100
Coventry Health Care, Inc. * (Healthcare-Services)	2,100	111,468
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,260	14,906
CuraGen Corp. * (Biotechnology)	840	6,014
CV Therapeutics, Inc. * (Pharmaceuticals)	840	19,320
Cyberonics, Inc. * (Healthcare-Products)	420	8,702
CYTYC Corp. * (Healthcare-Products)	2,940	81,056
Dade Behring Holdings, Inc. * (Healthcare-Products)	1,260	70,560
Datascope Corp. (Healthcare-Products)	420	16,670
DaVita, Inc. * (Healthcare-Services)	2,520	99,616
Delta & Pine Land Co. (Agriculture)	840	22,915
DENTSPLY International, Inc. (Healthcare-Products)	1,680	94,416
Diagnostic Products Corp. (Healthcare-Products)	420	23,121
Edwards Lifesciences Corp. * (Healthcare-Products)	1,680	69,317
Eli Lilly & Co. (Pharmaceuticals)	24,780	1,406,265
Enzo Biochem, Inc. * (Biotechnology)	840	16,355
Enzon, Inc. * (Biotechnology)	1,260	17,287
eResearch Technology, Inc. * (Internet)	1,260	19,971
Express Scripts, Inc.—Class A * (Pharmaceuticals)	1,680	128,419
First Health Group Corp. * (Commercial Services)	2,520	47,149
Fisher Scientific International, Inc. * (Electronics)	2,939	183,335
Forest Laboratories, Inc. * (Pharmaceuticals)	9,240	414,506
Gen-Probe, Inc. * (Healthcare-Products)	1,260	56,965
Gene Logic, Inc. * (Biotechnology)	840	3,091
Genentech, Inc. * (Biotechnology)	11,760	640,215
Genzyme Corp.—General Division * (Biotechnology)	5,880	341,452
Gilead Sciences, Inc. * (Pharmaceuticals)	10,920	382,091
Guidant Corp. (Healthcare-Products)	7,980	575,358
Haemonetics Corp. * (Healthcare-Products)	840	30,416
HCA, Inc. (Healthcare-Services)	10,080	402,797
Health Management Associates, Inc.—Class A (Healthcare-Services)	5,880	133,594
Health Net, Inc. * (Healthcare-Services)	2,940	84,878
Henry Schein, Inc. * (Healthcare-Products)	1,260	87,746
Hillenbrand Industries, Inc. (Healthcare-Products)	1,680	93,307
Hospira, Inc. * (Pharmaceuticals)	3,780	126,630
Human Genome Sciences, Inc. * (Biotechnology)	3,360	40,387
Humana, Inc. * (Healthcare-Services)	4,200	124,698
ICOS Corp. * (Biotechnology)	1,680	47,510
IDEXX Laboratories, Inc. * (Healthcare-Products)	840	45,856

See accompanying notes to the financial statements.

52

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value

ImClone Systems, Inc. * (Pharmaceuticals)	1,680	$77,414
Immunomedics, Inc. * (Biotechnology)	840	2,554
Impax Laboratories, Inc. * (Pharmaceuticals)	1,260	20,009
INAMED Corp. * (Healthcare-Products)	840	53,130
Incyte Genomics, Inc. * (Biotechnology)	2,100	20,979
InterMune, Inc. * (Biotechnology)	840	11,138
Invacare Corp. (Healthcare-Products)	840	38,858
Invitrogen Corp. * (Biotechnology)	1,260	84,584
IVAX Corp. * (Pharmaceuticals)	5,460	86,377
Johnson & Johnson (Healthcare-Products)	75,600	4,794,551
King Pharmaceuticals, Inc. * (Pharmaceuticals)	6,300	78,120
Laboratory Corp.of America Holdings * (Healthcare-Services)	3,360	167,395
Lexicon Genetics, Inc. * (Biotechnology)	1,260	9,771
LifePoint Hospitals, Inc. * (Healthcare-Services)	840	29,249
Ligand Pharmaceuticals, Inc.—Class B * (Pharmaceuticals)	1,680	19,555
Lincare Holdings, Inc. * (Healthcare-Services)	2,520	107,478
Manor Care, Inc. (Healthcare-Services)	2,100	74,403
Maxygen, Inc. * (Biotechnology)	840	10,744
Medarex, Inc. * (Pharmaceuticals)	2,100	22,638
Medco Health Solutions, Inc. * (Pharmaceuticals)	6,720	279,552
Medicis Pharmaceutical Corp. (Pharmaceuticals)	1,260	44,239
MedImmune, Inc. * (Biotechnology)	6,300	170,793
Medtronic, Inc. (Healthcare-Products)	30,660	1,522,882
Mentor Corp. (Healthcare-Products)	840	28,342
Merck & Co., Inc. (Pharmaceuticals)	56,700	1,822,338
MGI Pharma, Inc. * (Pharmaceuticals)	1,680	47,057
Millennium Pharmaceuticals, Inc. * (Biotechnology)	7,980	96,718
Millipore Corp. * (Biotechnology)	1,260	62,761
Molecular Devices Corp. * (Electronics)	420	8,442
Mylan Laboratories, Inc. (Pharmaceuticals)	6,300	111,384
Myriad Genetics, Inc. * (Biotechnology)	840	18,908
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,680	24,612
Nektar Therapeutics * (Biotechnology)	2,100	42,504
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	840	41,412
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	420	7,165
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	840	15,355
Odyssey Healthcare, Inc. * (Healthcare-Services)	840	11,491
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	840	27,208
Orthodontic Centers of America, Inc. * (Healthcare-Services)	1,260	8,001
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,260	94,311
Owens & Minor, Inc. (Distribution/Wholesale)	840	23,663
PacifiCare Health Systems, Inc. * (Healthcare-Services)	2,100	118,692
Par Pharmaceutical Companies, Inc. * (Pharmaceuticals)	840	34,759
PAREXEL International Corp. * (Commercial Services)	840	17,052
Patterson Dental Co. * (Healthcare-Products)	2,940	127,567
Pediatrix Medical Group, Inc. * (Healthcare-Services)	420	26,901
Perrigo Co. (Pharmaceuticals)	1,680	29,014
Pfizer, Inc. (Pharmaceuticals)	192,780	5,183,855
Pharmaceutical Product Development, Inc. * (Commercial Services)	1,260	52,025
PolyMedica Corp. (Healthcare-Products)	840	31,324
Protein Design Labs, Inc. * (Biotechnology)	2,520	52,063
Province Healthcare Co. * (Healthcare-Services)	1,260	28,161
PSS World Medical, Inc. * (Healthcare-Products)	1,680	21,025
Quest Diagnostics, Inc. (Healthcare-Services)	2,100	200,655
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	840	7,736
Renal Care Group, Inc. * (Healthcare-Services)	1,680	60,463
ResMed, Inc. * (Healthcare-Products)	840	42,924
Respironics, Inc. * (Healthcare-Products)	840	45,662
Savient Pharmaceuticals, Inc. * (Biotechnology)	1,680	4,553
Schering-Plough Corp. (Pharmaceuticals)	37,380	780,494
Select Medical Corp. (Healthcare-Services)	2,520	44,352
Sepracor, Inc. * (Pharmaceuticals)	2,100	124,677
Sierra Health Services, Inc. * (Healthcare-Services)	420	23,146
St.Jude Medical, Inc. * (Healthcare-Products)	9,240	387,433
STERIS Corp. * (Healthcare-Products)	1,680	39,850
Stryker Corp. (Healthcare-Products)	7,140	344,505
Sunrise Assisted Living, Inc. * (Healthcare-Services)	420	19,471
Sybron Dental Special, Inc. * (Healthcare-Products)	840	29,719
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	420	14,293
Techne Corp. * (Healthcare-Products)	840	32,676
Telik, Inc. * (Biotechnology)	1,260	24,116
Tenet Healthcare Corp. * (Healthcare-Services)	11,760	129,125
The Medicines Co. * (Pharmaceuticals)	1,260	36,288
Transkaryotic Therapies, Inc * (Biotechnology)	840	21,328
Triad Hospitals, Inc. * (Healthcare-Services)	2,100	78,141
Trimeris, Inc. * (Pharmaceuticals)	420	5,951
United Therapeutics Corp. * (Pharmaceuticals)	420	18,963
UnitedHealth Group, Inc. (Healthcare-Services)	16,799	1,478,816
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,260	56,070
Valeant Pharmaceuticals International (Pharmaceuticals)	2,100	55,335
Varian Medical Systems, Inc. * (Healthcare-Products)	3,360	145,286
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,100	22,197
Viasys Healthcare, Inc. * (Healthcare-Products)	840	15,960
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	1,680	29,249
VISX, Inc. * (Healthcare-Products)	1,260	32,596
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	2,940	96,461
WellPoint, Inc. * (Healthcare-Services)	7,560	869,400
Wyeth (Pharmaceuticals)	34,020	1,448,912
Xoma, Ltd. * (Biotechnology)	2,100	5,439
Zimmer Holdings, Inc. * (Healthcare-Products)	6,300	504,756

TOTAL COMMON STOCKS
(Cost $33,758,286)		40,024,902

Repurchase Agreements (0.1%)
	Principal
	Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $20,003 (Collateralized by $23,000 Federal National Mortgage Association, 3.37%, 10/5/07, market value $20,827)	$20,000	20,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,000)		20,000

TOTAL INVESTMENT SECURITIES
(Cost $33,778,286)—100.1%		40,044,902
Net other assets (liabilities)—(0.1)%		(27,696)

NET ASSETS—100.0%		$40,017,206

* Non-income producing security

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2004

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of December 31 2004:

Agriculture	0.1%
Biotechnology	12.2%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	0.7%
Healthcare-Products	29.6%
Healthcare-Services	13.0%
Insurance	0.7%
Internet	NM
Pharmaceuticals	43.3%

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

54

PROFUNDS VP ProFund VP Health Care

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $33,758,286)	$40,024,902
Repurchase agreements, at cost	20,000

Total Investments	40,044,902
Cash	194
Dividends and interest receivable	25,201
Receivable for capital shares issued	1,534,302
Prepaid expenses	154

Total Assets	41,604,753

Liabilities:
Payable for investments purchased	1,525,392
Payable for capital shares redeemed	23
Advisory fees payable	22,573
Management services fees payable	4,515
Administration fees payable	858
Administrative services fees payable	12,924
Distribution fees payable	8,334
Other accrued expenses	12,928

Total Liabilities	1,587,547

Net Assets	$40,017,206

Net Assets consist of:
Capital	$46,959,727
Accumulated net realized gains (losses) on investments	(13,209,137)
Net unrealized appreciation (depreciation) on investments	6,266,616

Net Assets	$40,017,206

Shares of Beneficial Interest Outstanding	1,514,726

Net Asset Value (offering and redemption price per share)	$26.42

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$574,240
Interest	863

Total Investment Income	575,103

Expenses:
Advisory fees	307,706
Management services fees	61,542
Administration fees	13,643
Transfer agency fees	14,176
Administrative service fees	186,305
Distribution fees	102,569
Custody fees	24,695
Fund accounting fees	19,784
Other fees	29,381
Recoupment of prior expenses reimbursed by the Advisor	24,449

Total Expenses	784,250

Net Investment Income (Loss)	(209,147)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,559,486)
Change in net unrealized appreciation/depreciation on investments	1,876,020

Net Realized and Unrealized Gains (Losses) on Investments	(683,466)

Change in Net Assets Resulting from Operations	$(892,613)

See accompanying notes to the financial statements.

55

PROFUNDS VP ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2004	December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(209,147)	$(120,052)
Net realized gains (losses) on investments	(2,559,486)	(1,359,969)
Change in net unrealized appreciation/depreciation on investments	1,876,020	2,727,687

Change in net assets resulting from operations	(892,613)	1,247,666

Capital Transactions:
Proceeds from shares issued	199,660,544	175,842,151
Cost of shares redeemed	(184,036,396)	(166,426,624)

Change in net assets resulting from capital transactions	15,624,148	9,415,527

Change in net assets	14,731,535	10,663,193

Net Assets:
Beginning of period	25,285,671	14,622,478

End of period	$40,017,206	$25,285,671

Share Transactions:
Issued	7,553,376	7,405,590
Redeemed	(7,018,303)	(7,091,298)

Change in shares	535,073	314,292

See accompanying notes to the financial statements.

56

PROFUNDS VP ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$25.81		$21.98		$28.43		$30.00

Investment Activities:
Net investment income (loss)	(0.13	) (b)	(0.15	) (b)	(0.13	) (b)	(0.30	) (b)
Net realized and unrealized gains (losses)
on investments	0.74	(c)	3.98		(6.32)		(1.27)

Total income (loss) from investment activities	0.61		3.83		(6.45)		(1.57)

Net Asset Value, End of Period	$26.42		$25.81		$21.98		$28.43

Total Return	2.36%		17.42%		(22.69)%		(5.23	)% (d)
Ratios to Average Net Assets:
Gross expenses (e)	1.91%		2.04%		2.14%		2.06%
Net expenses (e)	1.91%		1.97%		1.98%		2.06%
Net investment income (loss) (e)	(0.51)%		(0.63)%		(0.54)%		(1.10)%
Supplemental Data:
Net assets, end of period (000’s)	$40,017		$25,286		$14,622		$33,227
Portfolio turnover rate (f)	464%		877%		897%		1,032	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

57

ProFund VP Technology

The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. For the year ended December 31, 2004, the Fund had a total of –0.43% 1, compared to a return of 1.76% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Technology Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Technology Sector rallied in the forth quarter after a modest decline for most of the year. The sector was brought down by lackluster corporate technology spending and earnings that could not meet overly optimistic forecasts. The fourth quarter rally showed the resiliency of the sector and was helped by a good holiday selling season, highlighted by a strong growth in sales of personal and home digital media products.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Technology	(0.43)%	(4.82)%	(15.44)%
Dow Jones U.S. Technology Index	1.76%	(1.94)%	(12.93)%
S&P 500 Index	10.88%	3.59%	(0.97)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
 2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

58

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S.Technology Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology - Composition

The Dow Jones U.S. Technology Index is comprised of a single sector.

Average Market Capitalization:	$7,229,439,174

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2004

Common Stocks (100.0%)

	Shares	Value

3Com Corp. * (Telecommunications)	5,256	$21,918
Adaptec, Inc. * (Telecommunications)	1,314	9,973
ADC Telecommunications, Inc. * (Telecommunications)	10,512	28,172
Adobe Systems, Inc. (Software)	3,285	206,100
ADTRAN, Inc. (Telecommunications)	657	12,575
Advanced Micro Devices, Inc. * (Semiconductors)	4,599	101,270
Agere Systems, Inc.—Class A * (Semiconductors)	22,338	30,603
Akamai Technologies, Inc. * (Internet)	1,314	17,121
Altera Corp. * (Semiconductors)	4,599	95,199
Amdocs, Ltd. * (Telecommunications)	2,628	68,985
American Power Conversion Corp. (Electrical Components & Equipment)	2,628	56,239
American Tower Corp. * (Telecommunications)	3,285	60,444
Analog Devices, Inc. (Semiconductors)	5,256	194,052
Andrew Corp. * (Telecommunications)	1,971	26,865
Apple Computer, Inc. * (Computers)	5,256	338,486
Applied Materials, Inc. * (Semiconductors)	22,338	381,980
Applied Micro Circuits Corp. * (Semiconductors)	3,942	16,596
Ariba, Inc. * (Internet)	657	10,906
Ascential Software Corp. * (Software)	657	10,716
Ask Jeeves, Inc. * (Internet)	657	17,575
Atmel Corp. * (Semiconductors)	5,913	23,179
ATMI, Inc. * (Semiconductors)	657	14,802
Autodesk, Inc. (Software)	2,628	99,733
Avaya, Inc. * (Telecommunications)	5,256	90,403
Avocent Corp. * (Internet)	657	26,622
Axcelis Technologies, Inc. * (Semiconductors)	1,314	10,683
BEA Systems, Inc. * (Software)	5,256	46,568
BearingPoint, Inc. * (Commercial Services)	1,971	15,827
BMC Software, Inc. * (Software)	2,628	48,881
Borland Software Corp. * (Software)	1,314	15,348
Broadcom Corp.—Class A * (Semiconductors)	3,285	106,040
Brocade Communications Systems, Inc. * (Computers)	3,285	25,097
Brooks Automation, Inc. * (Semiconductors)	657	11,314
Cabot Microelectronics Corp. * (Chemicals)	657	26,313
CACI International, Inc.—Class A * (Computers)	657	44,761
Cadence Design Systems, Inc. * (Computers)	3,942	54,439
Cerner Corp. * (Software)	657	34,933
Check Point Software Technologies, Ltd. * (Internet)	2,628	64,728
CIENA Corp. * (Telecommunications)	7,227	24,138
Cisco Systems, Inc. * (Telecommunications)	89,352	1,724,494
Citrix Systems, Inc. * (Software)	1,971	48,349
Cognizant Technology Solutions Corp. * (Computers)	1,971	83,432
Computer Associates International, Inc. (Software)	5,913	183,658
Computer Sciences Corp. * (Computers)	2,628	148,140
Compuware Corp. * (Software)	4,599	29,756
Comverse Technology, Inc. * (Telecommunications)	2,628	64,255
Conexant Systems, Inc. * (Semiconductors)	5,913	11,767
Corning, Inc. * (Telecommunications)	18,396	216,521
Credence Systems Corp. * (Semiconductors)	1,314	12,023
Cree Research, Inc. * (Semiconductors)	657	26,333
Crown Castle International Corp. * (Telecommunications)	3,285	54,662
CSG Systems International, Inc. * (Software)	657	12,286
Cymer, Inc. * (Electronics)	657	19,408
Cypress Semiconductor Corp. * (Semiconductors)	1,971	23,120
Dell, Inc. * (Computers)	29,565	1,245,869
Diebold, Inc. (Computers)	657	36,615
Digital River, Inc. * (Internet)	657	27,338
DST Systems, Inc. * (Computers)	657	34,243
Dycom Industries, Inc. * (Engineering & Construction)	657	20,052
EarthLink, Inc. * (Internet)	1,971	22,706
Electronic Data Systems Corp. (Computers)	6,570	151,767
Electronics for Imaging, Inc. * (Computers)	657	11,438
EMC Corp. * (Computers)	32,193	478,710
Emulex Corp. * (Semiconductors)	1,314	22,128
F5 Networks, Inc. * (Internet)	657	32,009
Fair Isaac Corp. (Software)	657	24,099
Fairchild Semiconductor International, Inc. * (Semiconductors)	1,314	21,366
Filenet Corp. * (Software)	657	16,924
Foundry Networks, Inc. * (Telecommunications)	1,314	17,292
Freescale Semiconductor, Inc.—Class A * (Semiconductors)	5,256	93,662
Gateway, Inc. * (Computers)	3,285	19,743
Google, Inc. * (Internet)	657	126,867
Harris Corp. (Telecommunications)	657	40,596
Hewlett-Packard Co. (Computers)	36,135	757,751
Hutchinson Technology, Inc. * (Computers)	657	22,712
Hyperion Solutions Corp. * (Software)	657	30,629
IKON Office Solutions, Inc. (Office/Business Equipment)	1,971	22,785
Imation Corp. (Computers)	657	20,912
Infospace, Inc. * (Internet)	657	31,240
Ingram Micro, Inc.—Class A * (Distribution/Wholesale)	1,971	40,997

See accompanying notes to the financial statements.

59

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2004

Common Stocks, continued

	Shares	Value

Insight Enterprises, Inc. * (Retail)	657	$13,482
Integrated Circuit Systems, Inc. * (Semiconductors)	657	13,744
Integrated Device Technology, Inc. * (Semiconductors)	1,314	15,190
Intel Corp. (Semiconductors)	84,753	1,982,372
Interdigital Communications Corp. * (Telecommunications)	657	14,520
Intergraph Corp. * (Computers)	657	17,693
International Business Machines Corp. (Computers)	22,995	2,266,848
International Rectifier Corp. * (Semiconductors)	657	29,282
Internet Security Systems, Inc. * (Internet)	657	15,275
Intersil Corp.—Class A (Semiconductors)	1,971	32,995
Intuit, Inc. * (Software)	2,628	115,658
Jack Henry & Associates, Inc. (Computers)	1,314	26,162
JDS Uniphase Corp. * (Telecommunications)	18,396	58,315
Juniper Networks, Inc. * (Telecommunications)	6,570	178,638
Keane, Inc. * (Software)	657	9,658
KLA-Tencor Corp. * (Semiconductors)	2,628	122,412
Kronos, Inc. * (Computers)	657	33,592
Lam Research Corp. * (Semiconductors)	1,971	56,982
Lexmark International Group, Inc. * (Computers)	1,971	167,535
Linear Technology Corp. (Semiconductors)	3,942	152,792
LSI Logic Corp. * (Semiconductors)	5,256	28,803
Lucent Technologies, Inc. * (Telecommunications)	57,159	214,918
Macromedia, Inc. * (Internet)	657	20,446
Macrovision Corp. * (Entertainment)	657	16,898
Marvell Technology Group, Ltd. * (Semiconductors)	2,628	93,215
Maxim Integrated Products, Inc. (Semiconductors)	4,599	194,952
Maxtor Corp. * (Computers)	3,285	17,411
McAfee, Inc. * (Internet)	1,971	57,021
Mentor Graphics Corp. * (Computers)	1,314	20,091
Mercury Interactive Corp. * (Software)	1,314	59,853
Microchip Technology, Inc. (Semiconductors)	2,628	70,062
Micron Technology, Inc. * (Semiconductors)	7,884	97,367
Microsoft Corp. (Software)	128,115	3,421,951
Motorola, Inc. (Telecommunications)	30,879	531,119
National Instruments Corp. (Computers)	657	17,903
National Semiconductor Corp. (Semiconductors)	4,599	82,552
NCR Corp. * (Computers)	1,314	90,968
Network Appliance, Inc. * (Computers)	4,599	152,779
Novell, Inc. * (Software)	5,256	35,478
Novellus Systems, Inc. * (Semiconductors)	1,971	54,971
NVIDIA Corp. * (Semiconductors)	1,971	46,437
OmniVision Technologies, Inc. * (Semiconductors)	657	12,056
Openwave Systems, Inc. * (Internet)	657	10,157
Oracle Corp. * (Software)	52,560	721,122
PalmOne, Inc. * (Computers)	657	20,728
Parametric Technology Corp. * (Software)	3,285	19,349
Perot Systems Corp.—Class A * (Computers)	1,314	21,063
Pitney Bowes, Inc. (Office/Business Equipment)	3,285	152,030
Plantronics, Inc. (Telecommunications)	657	27,246
PMC-Sierra, Inc. * (Semiconductors)	2,628	29,565
Polycom, Inc. * (Telecommunications)	1,314	30,642
QLogic Corp. * (Semiconductors)	1,314	48,263
Qualcomm, Inc. (Telecommunications)	21,681	919,274
Quest Software, Inc. * (Software)	657	10,479
Rambus, Inc. * (Semiconductors)	1,314	30,222
RealNetworks, Inc. * (Internet)	1,314	8,699
Red Hat, Inc. * (Software)	2,628	35,084
Reynolds & Reynolds Co. (Computers)	657	17,417
RF Micro Devices, Inc. * (Telecommunications)	2,628	17,976
RSA Security, Inc. * (Internet)	657	13,179
SanDisk Corp. * (Computers)	1,971	49,216
Scientific-Atlanta, Inc. (Telecommunications)	1,971	65,063
Seagate Technology Common (Computers)	2,628	45,386
Semtech Corp. * (Semiconductors)	657	14,369
Siebel Systems, Inc. * (Software)	5,913	62,087
Silicon Image, Inc. * (Semiconductors)	1,314	21,628
Silicon Laboratories, Inc. * (Semiconductors)	657	23,199
Skyworks Solutions, Inc. * (Semiconductors)	1,971	18,587
SpectraSite, Inc. * (Telecommunications)	657	38,040
Storage Technology Corp. * (Computers)	1,314	41,536
Sun Microsystems, Inc. * (Computers)	44,019	236,822
SunGard Data Systems, Inc. * (Computers)	3,942	111,677
Sybase, Inc. * (Software)	1,314	26,214
Symantec Corp. * (Internet)	8,541	220,016
Synopsys, Inc. * (Computers)	1,971	38,671
Tech Data Corp. * (Distribution/Wholesale)	657	29,828
Tekelec * (Telecommunications)	657	13,429
Tellabs, Inc. * (Telecommunications)	5,913	50,793
Teradyne, Inc. * (Semiconductors)	2,628	44,860
Texas Instruments, Inc. (Semiconductors)	22,995	566,136
Tibco Software, Inc. * (Internet)	1,971	26,293
Unisys Corp. * (Computers)	4,599	46,818
United Stationers, Inc. * (Distribution/Wholesale)	657	30,353
Unova, Inc. * (Machinery-Diversified)	657	16,616
UTStarcom, Inc. * (Telecommunications)	1,314	29,105
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	657	24,210
VeriSign, Inc. * (Internet)	3,285	110,113
Veritas Software Corp. * (Software)	5,913	168,816
Vitesse Semiconductor Corp. * (Semiconductors)	2,628	9,277
Western Digital Corp. * (Computers)	2,628	28,488
Wind River Systems, Inc. * (Software)	1,314	17,805
Xerox Corp. * (Office/Business Equipment)	12,483	212,335
Xilinx, Inc. (Semiconductors)	4,599	136,360
Yahoo!, Inc. * (Internet)	15,111	569,383
Zebra Technologies Corp. * (Machinery-Diversified)	657	36,975

TOTAL COMMON STOCKS
(Cost $17,234,631)		24,491,633

Repurchase Agreements (0.1%)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $64,008 (Collateralized by $66,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $65,978)	$64,000	64,000

TOTAL REPURCHASE AGREEMENTS
(Cost $64,000)		64,000

TOTAL INVESTMENT SECURITIES
(Cost $17,298,631)—100.3%		24,555,633
Net other assets (liabilities)—(0.3)%		(79,201)

NET ASSETS—100.0%		$24,476,432

*	Non-income producing security

See accompanying notes to the financial statements.

60

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2004

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of December 31 2004:

Chemicals	0.1%
Commercial Services	0.1%
Computers	28.3%
Distribution/Wholesale	0.4%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	5.8%
Machinery-Diversified	0.2%
Office/Business Equipment	1.6%
Retail	0.1%
Semiconductors	21.4%
Software	22.5%
Telecommunications	19.0%

See accompanying notes to the financial statements.

61

PROFUNDS VP
ProFund VP Technology

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value
(cost $17,234,631)	$24,491,633
Repurchase agreements, at cost	64,000

Total Investments	24,555,633
Cash	541
Dividends and interest receivable	7,607
Receivable for capital shares issued	712
Prepaid expenses	94

Total Assets	24,564,587

Liabilities:
Payable for capital shares redeemed	33,297
Advisory fees payable	21,782
Management services fees payable	4,356
Administration fees payable	738
Administrative services fees payable	10,074
Distribution fees payable	7,994
Other accrued expenses	9,914

Total Liabilities	88,155

Net Assets	$24,476,432

Net Assets consist of:
Capital	$30,246,570
Accumulated net investment income (loss)	97,825
Accumulated net realized gains (losses) on investments	(13,124,965)
Net unrealized appreciation (depreciation) on investments	7,257,002

Net Assets	$24,476,432

Shares of Beneficial Interest Outstanding	1,599,715

Net Asset Value (offering and redemption price per share)	$15.30

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$554,246
Interest	599

Total Investment Income	554,845

Expenses:
Advisory fees	183,318
Management services fees	36,664
Administration fees	8,108
Transfer agency fees	8,486
Administrative service fees	93,254
Distribution fees	61,106
Custody fees	19,432
Fund accounting fees	12,119
Other fees	17,843

Recoupment of prior expenses reimbursed by the Advisor	16,690

Total Expenses	457,020

Net Investment Income (Loss)	97,825

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	178,869
Change in net unrealized appreciation/depreciation on investments	(142,270)

Net Realized and Unrealized Gains (Losses) on Investments	36,599

Change in Net Assets Resulting from Operations	$134,424

See accompanying notes to the financial statements.

62

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$97,825	$(305,285)
Net realized gains (losses) on investments	178,869	(1,409,803)
Change in net unrealized appreciation/depreciation on investments	(142,270)	6,652,164

Change in net assets resulting from operations	134,424	4,937,076

Distributions to Shareholders From:
Net realized gains on investments	(338,531)	—

Change in net assets resulting from distributions	(338,531)	—

Capital Transactions:
Proceeds from shares issued	116,684,220	143,341,240
Dividends reinvested	338,531	—
Cost of shares redeemed	(122,973,022)	(132,918,727)

Change in net assets resulting from capital transactions	(5,950,271)	10,422,513

Change in net assets	(6,154,378)	15,359,589
Net Assets:
Beginning of period	30,630,810	15,271,221

End of period	$24,476,432	$30,630,810

Accumulated net investment income (loss)	$97,825	$—

Share Transactions:
Issued	7,932,305	10,994,361
Reinvested	23,476	—
Redeemed	(8,324,595)	(10,458,167)

Change in shares	(368,814)	536,194

See accompanying notes to the financial statements.

63

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period Jan. 22, 2001 (a) through December 31, 2001

Net Asset Value,Beginning of Period	$15.56		$10.66		$17.97		$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	(0.20	) (b)	(0.24	) (b)	(0.34	) (b)
Net realized and unrealized gains (losses)
on investments	(0.14	) (c)	5.10		(7.07)		(11.69)

Total income (loss) from investment activities	(0.08)		4.90		(7.31)		(12.03)

Distributions to Shareholders From:
Net realized gains on investments	(0.18)		—		—		—

Net Asset Value, End of Period	$15.30		$15.56		$10.66		$17.97

Total Return	(0.43)%		45.97%		(40.68)%		(40.10	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.87%		1.93%		2.27%		2.10%
Net expenses (e)	1.87%		1.93%		1.98%		2.10%
Net investment income (loss) (e)	0.40%		(1.47)%		(1.77)%		(1.91)%

Supplemental Data:
Net assets, end of period (000’s)	$24,476		$30,631		$15,271		$15,410
Portfolio turnover rate (f)	497%		702%		1,208%		2,548	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition.The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

64

ProFund VP U.S. Government Plus

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2004, the Fund had a total return of 8.18% 1, compared to a price return of 8.86% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of 12/31/04, the last (most recent) Long Bond to be issued carried a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 8.86% in 2004 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the long bond fell from 5.08% on 12/31/03 to 4.82% on 12/31/04, resulting in a price gain that supplemented the bond’s yield. The yield rose to a high of 5.55% on May 13, but began to decline shortly thereafter and fell for the rest of the year. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 1.00% to 2.25%, the bond’s yield continued to fall, resulting in a substantial flattening of the yield curve. The reasons for this decline in yield can be attributed, in part, to the market’s perception of minimal inflation risks, heavy overseas bond purchases by countries wishing to keep their currencies lower against the dollar, and pension fund balance sheet restructuring in anticipation of new legislation. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP U.S. Government Plus	8.18%	8.15%
30-year U.S. Treasury Bond	8.86%	9.39%
Lehman Brothers U.S. Treasury: Long-Term Index	7.18%	8.57%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and donot reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

65

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	7%
Swap Agreements	81%
U.S. Treasury Obligations	35%

Total Exposure	123%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.

PROFUNDS VP ProFund VP U.S. Government Plus	Schedule of Portfolio Investments December 31, 2004

U.S. Government Agency Obligations (35.3%)
	Principal Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$5,124,000	$5,123,715
Federal Home Loan Bank, 1.00%, 1/3/05	5,124,000	5,123,715
Federal National Mortgage Association, 1.00%, 1/3/05	5,124,000	5,123,716

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,371,146)		15,371,146

U.S. Treasury Obligations (34.7%)

U.S. Treasury Bonds, 5.375%, 2/15/31 *	14,020,000	15,145,471

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,673,482)		15,145,471

Repurchase Agreements (23.5%)

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $5,124,641 (Collateralized by $5,207,000 Federal National Mortgage Association, 2.32%, 9/30/05, market value $5,225,679)	5,124,000	5,124,000
UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $5,122,640 (Collateralized by $5,230,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $5,228,797)	5,122,000	5,122,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,246,000)		10,246,000

TOTAL INVESTMENT SECURITIES
(Cost $40,290,628)—93.5%		40,762,617
Net other assets (liabilities)—6.5%		2,842,502

NET ASSETS—100.0%		$43,605,119

Future Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring March 2005 * (Underlying face amount at value $3,260,005)	29	$10,089

Swap Agreements
Units

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $35,171,628)	32,558,000	417,838

* As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

66

PROFUNDS VP
ProFund VP U.S. Government Plus

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $30,044,628)	$30,516,617
Repurchase agreements, at cost	10,246,000

Total Investments	40,762,617
Segregated cash balances with brokers for futures contracts	58,999
Segregated cash balances with custodian for swap agreements	175
Interest receivable	285,065
Receivable for capital shares issued	2,367,411
Variation margin on futures contracts	17,420
Unrealized appreciation on swap agreements	417,838
Receivable from Administrator	1,916
Prepaid expenses	257

Total Assets	43,911,698

Liabilities:
Cash overdraft	19,305
Payable for investments purchased	231,305
Advisory fees payable	15,433
Management services fees payable	4,630
Administration fees payable	940
Administrative services fees payable	15,494
Distribution fees payable	7,895
Other accrued expenses	11,577

Total Liabilities	306,579

Net Assets	$43,605,119

Net Assets consist of:
Capital	$47,829,286
Accumulated net realized gains (losses) on investments	(5,124,083)
Net unrealized appreciation (depreciation) on investments	899,916

Net Assets	$43,605,119

Shares of Beneficial Interest Outstanding	1,418,638

Net Asset Value (offering and redemption price per share)	$30.74

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Interest	$1,094,577

Expenses:
Advisory fees	221,154
Management services fees	66,347
Administration fees	14,746
Transfer agency fees	15,128
Administrative service fees	220,221
Distribution fees	110,577
Custody fees	16,800
Fund accounting fees	20,255
Other fees	23,431
Recoupment of prior expenses reimbursed by the Advisor	5,184

Total Expenses	713,843

Net Investment Income (Loss)	380,734

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	51,408
Net realized gains (losses) on futures contracts	(21,854)
Net realized gains (losses) on swap agreements	(783,127)
Change in net unrealized appreciation/depreciation on investments	722,226

Net Realized and Unrealized Gains (Losses) on Investments	(31,347)

Change in Net Assets Resulting from Operations	$349,387

See accompanying notes to the financial statements.

67

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations :
Net investment income (loss)	$380,734	$96,653
Net realized gains (losses) on investments	(753,573)	(4,319,306)
Change in net unrealized appreciation/depreciation on investments	722,226	(324,317)

Change in net assets resulting from operations	349,387	(4,546,970)

Distributions to Shareholders From:
Net investment income	(380,734)	(91,727)
Net realized gains on investments	—	(3,967,449)
Return of capital	(17,360)	(2,138,536)

Change in net assets resulting from distributions	(398,094)	(6,197,712)

Capital Transactions:
Proceeds from shares issued	435,266,259	404,039,693
Dividends reinvested	398,094	6,187,569
Cost of shares redeemed	(428,786,941)	(487,634,510)

Change in net assets resulting from capital transactions	6,877,412	(77,407,248)

Change in net assets	6,828,705	(88,151,930)
Net Assets:
Beginning of period	36,776,414	124,928,344

End of period	$43,605,119	$36,776,414

Share Transactions:
Issued	14,822,761	12,192,198
Reinvested	13,248	205,259
Redeemed	(14,700,662)	(14,776,028)

Change in shares	135,347	(2,378,571)

See accompanying notes to the financial statements.

68

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the period
	year ended	year ended	May 1, 2002 (a) through
	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$28.66	$34.12	$30.00

Investment Activities:
Net investment income (loss)	0.25 (b)	0.06 (b)	0.12	(b)
Net realized and unrealized gains (losses) on investments	2.09 (c)	(0.90)	4.89

Total income (loss) from investment activities	2.34	(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.25)	(0.06)	(0.89)
Net realized gains on investments	—	(3.23)	—
Return of capital	(0.01)	(1.33)	—

Total distributions	(0.26)	(4.62)	(0.89)

Net Asset Value, End of Period	$30.74	$28.66	$34.12

Total Return	8.18%	(2.55)%	16.90	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.61%	1.74%	1.71%
Net expenses (e)	1.61%	1.73%	1.71%
Net investment income (loss) (e)	0.86%	0.18%	0.56%

Supplemental Data:
Net assets, end of period (000’s)	$43,605	$36,776	$124,928
Portfolio turnover rate (f)	1,258%	526%	269	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

69

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2004, the Fund had a total return of –10.89% 1, compared to a price return of 8.86% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% the inverse of the daily price movement of the Long Bond. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of 12/31/04, the last (most recent) Long Bond to be issued had a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 8.86% in 2004 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the long bond fell from 5.08% on 12/31/03 to 4.82% on 12/31/04, resulting in a price gain that supplemented the bond’s yield. The yield rose to a high of 5.55% on May 13, but began to decline shortly thereafter and fell for the rest of the year. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 1.00% to 2.25%, the bond’s yield continued to fall, resulting in a substantial flattening of the yield curve. The reasons for this decline in yield can be attributed, in part, to the market’s perception of minimal inflation risks, heavy overseas bond purchases by countries wishing to keep their currencies lower against the dollar, and pension fund balance sheet restructuring in anticipation of new legislation. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Rising Rates Opportunity	(10.89)%	(12.86)%
30-year U.S. Treasury Bond	8.86%	9.39%
Lehman Brothers U.S. Treasury: Long-Term Index	7.18%	8.57%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s share when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
3The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

70

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(126)%
Options	NM

Total Exposure	(129)%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2004

U.S. Government Agency Obligations (62.9%)
	Principal Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$37,640,000	$37,637,909
Federal Home Loan Bank, 1.00%, 1/3/05	37,640,000	37,637,909
Federal National Mortgage Association, 1.00%, 1/3/05	37,640,000	37,637,909

U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $112,913,726)		112,913,726

Repurchase Agreements (41.9%)
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $37,633,704 (Collateralized by $38,409,000 Federal National Mortgage Association, 2.74%, 5/5/06, market value $38,382,606)	37,629,000	37,629,000

UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $37,644,705 (Collateralized by $38,407,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $38,398,166)	37,640,000	37,640,000

TOTAL REPURCHASE AGREEMENTS
(Cost $75,269,000)		75,269,000

Options Purchased (NM)
	Contracts

30–year U.S. Treasury Bond Call Option * expiring June 200 @ $132	500	5,977

TOTAL OPTIONS PURCHASED
(Cost $9,063)		5,977

TOTAL INVESTMENT SECURITIES
(Cost $188,191,789)—104.8%		188,188,703
Net other assets (liabilities)—(4.8)%		(8,550,541)

NET ASSETS—100.0%		$179,638,162

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring March 2005 * (Underlying face amount at value $5,508,284)	49	$6,427

Swap Agreements
Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $225,959,185)	(209,168,000)	(3,379,087)

*	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

71

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities

December 31, 2004

Assets:
Investment securities, at value (cost $112,922,789)	$112,919,703
Repurchase agreements, at cost	75,269,000

Total Investments	188,188,703
Cash	34,683
Segregated cash balances with brokers for futures contracts	169,472
Segregated cash balances with custodian for swap agreements	250
Interest receivable	3,136
Receivable for capital shares issued	182,548
Prepaid expenses	345

Total Assets	188,579,137

Liabilities:
Payable for capital shares redeemed	5,170,283
Unrealized depreciation on swap agreements	3,379,087
Variation margin on futures contracts	29,627
Advisory fees payable	122,259
Management services fees payable	24,452
Administration fees payable	4,945
Administrative services fees payable	89,586
Distribution fees payable	67,863
Other accrued expenses	52,873

Total Liabilities	8,940,975

Net Assets	$179,638,162

Net Assets consist of:
Capital	$213,169,568
Accumulated net realized gains (losses) on investments	(30,155,660)
Net unrealized appreciation (depreciation) on investments	(3,375,746)

Net Assets	$179,638,162

Shares of Beneficial Interest Outstanding	8,643,981

Net Asset Value (offering and redemption price per share)	$20.78

Statement of Operations

For the year ended December 31, 2004

Investment Income:
Interest	$2,240,528

Expenses:
Advisory fees	1,284,114
Management services fees	256,825
Administration fees	56,552
Transfer agency fees	56,809
Administrative service fees	696,200
Distribution fees	428,038
Custody fees	46,670
Fund accounting fees	76,376
Other fees	92,840
Recoupment of prior expenses reimbursed by the Advisor	7,932

Total Expenses	3,002,356

Net Investment Income (Loss)	(761,828)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(14,494)
Net realized gains (losses) on futures contracts	(1,314,724)
Net realized gains (losses) on swap agreements	(24,403,683)
Change in net unrealized appreciation/depreciation on investments	(3,736,074)

Net Realized and Unrealized Gains (Losses) on Investments	(29,468,975)

Change in Net Assets Resulting from Operations	$(30,230,803)

See accompanying notes to the financial statements.

72

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(761,828)	$(374,494)
Net realized gains (losses) on investments	(25,732,901)	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(3,736,074)	365,062

Change in net assets resulting from operations	(30,230,803)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	671,758,955	371,420,617
Cost of shares redeemed	(536,161,497)	(302,193,310)

Change in net assets resulting from capital transactions	135,597,458	69,227,307

Change in net assets	105,366,655	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$179,638,162	$74,271,507

Share Transactions:
Issued	29,134,922	15,507,756
Redeemed	(23,675,250)	(12,618,173)

Change in shares	5,459,672	2,889,583

See accompanying notes to the financial statements.

73

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the		For the period
	year ended		year ended		May 1, 2002 (a) through
	December 31, 2004		December 31, 2003		December 31, 2002

Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	) (b)	(0.23	) (b)	(0.09	) (b)
Net realized and unrealized gains (losses) on investments	(2.44)		(0.77)		(5.59)

Total income (loss) from investment activities	(2.54)		(1.00)		(5.68)

Net Asset Value, End of Period	$20.78		$23.32		$24.32

Total Return	(10.89)%		(4.11)%		(18.93	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.75%		1.91%		2.13%
Net expenses (d)	1.75%		1.91%		1.98%
Net investment income (loss) (d)	(0.45)%		(0.94)%		(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$179,638		$74,272		$7,168
Portfolio turnover rate (e)	—		—		—	(c)

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

74

PROFUNDS VP

Notes to Financial Statements
December 31, 2004

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials (formerly known as the ProFund VP Financial), ProFund VP Health Care (formerly known as the ProFund VP Healthcare), ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFund VPs enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP that have not occurred. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that the Advisor deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into

75

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts

The ProFunds VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP to enable the ProFunds VP to achieve greater administrative efficiencies of such investments once purchased. Assets in the Joint Accounts are invested as directed by the Advisor in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of December 31, 2004, the ProFunds VP were not participating in Joint Accounts.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

A ProFund VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

The ProFunds VP may purchase and write options on stock indexes and stock index futures to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create

76

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are twoparty contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and all the securities of each particular ProFund VP.

A ProFund VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap

77

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. Administration fees include additional fees paid to BISYS for support of the ProFunds compliance program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Funds Services Ohio, Inc. receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

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PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $10,000 per year, plus a maximum of $2,500 for each board meeting by the Trust. Each of the two Independent Trustees were compensated $20,000 ($40,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, during the year ended December 31, 2004 by the Trust. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, for whom the ProFunds reimburse the Advisor for certain amounts related to compensation and certain other expenses incurred. For the year ended December 31, 2004, the total related amounts paid by the Trust were $92,649.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of each ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of December 31, 2004, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006	Expires 2007

ProFund VP Large-Cap Value	$—	$—	$745
ProFund VP Large-Cap Growth	—	—	4,731
ProFund VP Small-Cap Value	—	19,230	—
ProFund VP Financials	15,272	14,901	—
ProFund VP Health Care	11,355	12,012	—
ProFund VP Technology	17,759	—	—

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2004 were as follows:

	Purchases	Sales

ProFund VP Large-Cap	$30,421,090	$27,153,213
ProFund VP Large-Cap Growth	13,862,424	10,064,609
ProFund VP Small-Cap Value	936,344,597	913,482,810
ProFund VP Small-Cap Growth	1,213,225,818	1,174,369,526
ProFund VP Asia 30	181,569,792	186,235,642
ProFund VP Europe 30	376,526,453	388,601,595
ProFund VP Financials	179,155,927	170,433,031
ProFund VP Health Care	196,459,804	180,984,446
ProFund VP Technology	119,809,083	126,148,658

The cost of security purchases and the proceeds from the sale of U.S. Government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2004 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$173,849,991	$165,404,264

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Europe 30, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index

79

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

or security is so concentrated. The ProFund VP Asia 30 and ProFund VP Europe 30 may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in whichtheyfocustheirinvestments.

6.	Federal Income Tax Information
As of the latest tax year end of December 31, 2004, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Total

ProFund VP Small-Cap Growth	$—	$439,610	$439,610
ProFund VP Asia 30	—	1,349,242	1,349,242
ProFund VP Europe 30	—	6,876,178	6,876,178
ProFund VP Health Care	1,381,236	545,130	1,926,366
ProFund VP Technology	—	3,749,619	3,749,619
ProFund VP U.S. Government Plus	1,671,792	581,813	2,253,605
ProFund VP Rising Rates Opportunity	1,935,661	25,726,041	27,661,702

As of the latest tax year end of December 31, 2004, the following ProFunds VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Total

ProFund VP Small-Cap Value	$—	$—	$—	$180,229	$180,229
ProFund VP Asia 30	—	—	27,986	341,394	369,380
ProFund VP Europe 30	4,378,124	10,516,081	5,807,241	3,450,241	24,151,687
ProFund VP Financials	—	—	2,203,404	900,139	3,103,543
ProFund VP Health Care	—	892,521	4,292,207	680,216	5,864,944
ProFund VP Technology	—	791,915	2,609,011	186,109	3,587,035
ProFund VP U.S. Government Plus	—	—	—	2,657,079	2,657,079
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	2,490,617

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2004, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid

ProFund VP Small-Cap Value	$3,596,299	$246,887	$3,843,186	$—	$3,843,186
ProFund VP Small-Cap Growth	7,226,561	227,144	7,453,705	—	7,453,705
ProFund VP Asia 30	1,145,749	21,679	1,167,428	—	1,167,428
ProFund VP Europe 30	849,432	452,123	1,301,555	—	1,301,555
ProFund VP Financials	80,498	—	80,498	—	80,498
ProFund VP Technology	139,045	199,486	338,531	—	338,531
ProFund VP U.S. Government Plus	380,734	—	380,734	17,360	398,094

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2003, were as follows:

	Ordinary Income	Tax Return of Capital	Total Distributions Paid

ProFund VP Asia 30	$17,570	$—	$17,570
ProFund VP Europe 30	130,122	—	130,122
ProFund VP Financials	28,561	—	28,561
ProFund VP U.S. Government Plus	4,059,176	2,138,536	6,197,712

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PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

As of December 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP Large-Cap Value	$258,080	$—	$—	$6,689	$264,769
ProFund VP Large-Cap Growth	39,563	—	—	23,052	62,615
ProFund VP Small-Cap Value	2,357,531	2,108,331	(180,229)	8,071,944	12,357,577
ProFund VP Small-Cap Growth	—	—	(439,610)	23,054,142	22,614,532
ProFund VP Asia 30	139,525	—	(1,718,622)	3,406,536	1,827,439
ProFund VP Europe 30	8,294,131	2,912,644	(31,027,865)	19,675,625	(145,465)
ProFund VP Financials	179,899	—	(3,103,545)	3,152,659	229,013
ProFund VP Health Care	—	—	(7,791,309)	848,788	(6,942,521)
ProFund VP Technology	1,071,297	—	(7,336,653)	495,218	(5,770,138)
ProFund VP U.S. Government Plus	—	—	(4,910,685)	686,518	(4,224,167)
ProFund VP Rising Rates Opportunity	—	—	(30,152,319)	(3,379,087)	(33,531,406)

At December 31, 2004, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Large-Cap Value	$4,194,622	$9,289	$(2,600)	$6,689
ProFund VP Large-Cap Growth	3,836,458	26,678	(3,626)	23,052
ProFund VP Small-Cap Value	171,065,631	8,513,891	(441,947)	8,071,944
ProFund VP Small-Cap Growth	188,433,826	23,468,230	(414,088)	23,054,142
ProFund VP Asia 30	38,048,499	3,418,003	(11,467)	3,406,536
ProFund VP Europe 30	122,446,155	20,408,656	(733,031)	19,675,625
ProFund VP Financials	29,140,226	3,171,888	(19,229)	3,152,659
ProFund VP Health Care	39,196,114	1,369,256	(520,468)	848,788
ProFund VP Technology	24,060,415	507,033	(11,815)	495,218
ProFund VP U.S. Government Plus	40,493,937	271,578	(2,898)	268,680
ProFund VP Rising Rates Opportunity	188,188,703	—	—	—

81

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials (formerly known as the ProFund VP Financial), ProFund VP Health Care (formerly known as the ProFund VP Healthcare), ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (separate portfolios of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2004, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2005

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PROFUNDS VP

Expense Examples (unaudited)

As a fund shareholder, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP Large-Cap Value	$1,000.00	$1,093.80	$10.42	1.98%
ProFund VP Large-Cap Growth	1,000.00	1,033.70	10.12	1.98%
ProFund VP Small-Cap Value	1,000.00	1,108.60	10.28	1.94%
ProFund VP Small-Cap Growth	1,000.00	1,093.40	9.84	1.87%
ProFund VP Asia 30	1,000.00	1,092.10	9.47	1.80%
ProFund VP Europe 30	1,000.00	1,084.60	9.22	1.76%
ProFund VP Financials	1,000.00	1,088.20	9.82	1.87%
ProFund VP Health Care	1,000.00	1,000.00	9.55	1.90%
ProFund VP Technology	1,000.00	1,016.60	9.68	1.91%
ProFund VP U.S. Government Plus	1,000.00	1,108.70	8.27	1.56%
ProFund VP Rising Rates Opportunity	1,000.00	891.80	8.37	1.76%

*	Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP Large-Cap Value	$1,000.00	$1,015.18	$10.03	1.98%
ProFund VP Large-Cap Growth	1,000.00	1,015.18	10.03	1.98%
ProFund VP Small-Cap Value	1,000.00	1,015.38	9.83	1.94%
ProFund VP Small-Cap Growth	1,000.00	1,015.74	9.48	1.87%
ProFund VP Asia 30	1,000.00	1,016.09	9.12	1.80%
ProFund VP Europe 30	1,000.00	1,016.29	8.92	1.76%
ProFund VP Financials	1,000.00	1,015.74	9.48	1.87%
ProFund VP Health Care	1,000.00	1,015.58	9.63	1.90%
ProFund VP Technology	1,000.00	1,015.53	9.68	1.91%
ProFund VP U.S. Government Plus	1,000.00	1,017.29	7.91	1.56%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.29	8.92	1.76%

*	Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

83

PROFUNDS VP

Trustees and Officers of ProFunds
(Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite:	Directorship Search	86	Directorship
c/o ProFunds		October	Group, Inc. (Executive		Search
7501 Wisconsin Avenue,		1997 to	Recruitment): Managing		Group, Inc.
Suite 1000		present	Director [March 1993 to
Bethesda, MD 20814			present]
Birth Date: 1957

Michael C. Wachs	Trustee	Indefinite:	AMC Delancey Group,	86	AMC
c/o ProFunds		October	Inc. (Real Estate		Delancey
7501 Wisconsin Avenue,		1997 to	Development): Vice		Group, Inc.
Suite 1000		present	President [January 2001
Bethesda, MD 20814			to present]; Delancey
Birth Date: 1961			Investment Group, Inc.
(Real Estate Development):
Vice President [May 1996
to December 2000]

Interested Trustee
Michael L. Sapir *	Trustee	Indefinite:	Chairman and Chief	86	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the
Suite 1000		to present	Advisor [May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958
____________
* Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite:	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor[May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958

Louis M. Mayberg	President	Indefinite:	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	[May 1997 to present]
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant	Secretary	Indefinite:	Vice President and General
7501 Wisconsin Avenue,		February 2003 to present	Counsel of the Advisor
Suite 1000			[January 2005 to present];
Chief Legal Counsel [July
Bethesda, MD 20814			2001 to December 2004]
Birth Date: 1966			GE Investment Management
Inc; Vice President and
Associate General Counsel
[April 1998 to June 2001];
Kirkpatrick & Lockhart LLP; Attorney [Prior to April 1998]

84

PROFUNDS VP

Trustees and Officers of ProFunds (continued)
(Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite:	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance officer to the
Suite 1000			Advisor [October 2002 to
Bethesda, MD 20814			present]; Counsel,
Birth Date: 1958			Compliance Officer and
Assistant Secretary –
Calvert Group, Ltd.
[January 1999 to
October 2002]

Troy A. Sheets	Treasurer	Indefinite:	BISYS Fund Services: Vice
3435 Stelzer Road		June 2002 to present	President of Financial
Columbus, Ohio 43219			Services [April 2002 to
Birth Date: 1971			present]; KPMG LLP: Senior
Manager [August 1993 to
March 2002]

John Danko	Vice President	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		August 1999 to present	Director of Client Services
Columbus, Ohio 43219			[February 1997 to present]
Birth Date: 1967

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

85

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the ProFund VP uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Beginning with the fiscal quarter ended September 30, 2004, Schedules of Portfolio Holding for periods ending September 30 and March 31 are available without charge on the Commission’s website at http://www.sec.gov.or may be reviewed and copied at the Commissions public Reference Room in Washington, D.C. Information on the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/04

Not just funds, ProFundsSM Bond Benchmarked ProFund VP Rising Rates Opportunity

Annual Report
December 31, 2004

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition, Schedule of Portfolio Investments and Financial Statements
2	ProFund VP Rising Rates Opportunity
6	Notes to Financial Statements
11	Report of Independent Registered Public Accounting Firm
12	Expense Examples
13	Trustees and Officers of ProFunds

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds VP Annual Report to Shareholders for the 12 months ended December 31, 2004.

While the year began with impressive stock market gains that quickly fizzled, 2004 will likely be remembered for its strong finish. The S&P 500 gained a solid 10.88%, 9.23% in the fourth quarter alone, and the NASDAQ-100 rose 10.75%, after a 14.87% fourth quarter gain. Several broad trends remained in place: Global equity markets again generally outperformed U.S. markets. Small-capitalization stocks again significantly outperformed large-cap stocks. And the U.S. economy experienced another year of sturdy growth.

The biggest surprise may have been the resilience of the U.S. bond market. Though the Federal Reserve, confident the economic recovery was on track, initiated a series of hikes in the short-term Fed Funds rate, long-term interest rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier. The total return for the Long Bond was 8.86%.

To navigate today’s markets, many investors are looking for an edge – for strategies that go beyond the conventional. We are gratified that investors continue to discover the ProFunds VP innovative family, which provides opportunities for investors whether the market is rising, falling or moving sideways.

Your confidence has helped us grow by more than 33% this year alone. We ended the year with $7.5 billion in assets under management 1.

We deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

Past performance is no guarantee of future results.

There is no guarantee that any ProFund VP will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than at original purchase.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, short sale, small-cap company, international investing and repurchase agreement risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. ProFunds VP permit active investment strategies that can decrease performance and increase expenses.

1  Includes portfolios not listed in the following Annual Report.

i

PROFUNDS VP

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors uses a quantitative approach in seeking to achieve the investment objectives of each ProFund VP. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. 1

Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends, or direction. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds VP seeks to provide daily correlation with their benchmarks. Mathematical compounding would prevent the ProFunds VP from achieving correlations with their benchmarks over periods of time other than daily.

Factors that materially affected the performance of each ProFund VP during 2004: 2

The major factors that influenced the performance of the ProFunds VP included the cumulative effect of the daily price performance of each ProFund VP’s benchmark, the amount of leverage, if any, employed by a ProFund VP and whether the ProFund VP is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFunds VP include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

  Benchmark Performance: The performance of the index or security underlying each ProFund VP’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indexes do not actually hold a portfolio of securities and /or financial instruments and therefore do not incur fees, expenses and transaction costs incurred by the ProFunds VP. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund VP’s benchmark, as well as for each ProFund VP’s performance.

  Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of an index’s or security’s daily return. ProFund VP Rising Rates Opportunity is designed to have an inverse (negative) daily correlation to the index or security. This ProFund VP was inversely affected by the daily performance of the underlying index or security and the factors affecting that index or security on a daily basis. Since ProFund VP Rising Rates Opportunity is leveraged and inverse, the inverse effect discussed above is amplified.

General Factors Affecting Benchmark and Fund Performance:

In 2004, the S&P 500 index rose by 10.88%, 9.23% in the fourth quarter alone. 3 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 19.23% in U.S. dollar terms.

We believe the major factors affecting domestic equity markets included continuing economic growth, a low real interest rate environment, and subdued inflation. Investor confidence in overall employment and business prospects seemed to outweigh the effects of pronounced geopolitical tensions, election-year divisions and surging crude oil prices.

For 2004 as a whole, the economy grew more rapidly than in the year earlier. Real (inflation-adjusted) Gross Domestic Product grew at an annualized rate of 4.4% in 2004, compared with 3.0% in 2003. The year’s growth was paced by strong consumer spending, especially on automobiles and other “durables” such as household furniture and appliances, electronic items and jewelry; a pick-up in business investment in equipment and software, and higher Government defense spending.

The Fed, confident that the economic recovery remained on track, initiated a series of one quarter percentage point increases in the Fed Funds rate. Beginning in June, it gradually raised the benchmark short-term rate from 1.0%, a 45-year low, to 2.25% as of December 31, 2004, still low by historical measures. Despite higher short-term interest rates, long-term rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier.

Factors more specific to the performance of each Benchmark and each ProFund are discussed in the pages that follow.

1 A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP Rising Rates Opportunity has a benchmark of 125% of the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond.
2 Past performance does not guarantee future results.
3 The index returns account for the theoretical reinvestment of dividends in the index.

ii

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2004, the Fund had a total return of –10.89% 1, compared to a price return of 8.86% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% the inverse of the daily price movement of the Long Bond. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of 12/31/04, the last (most recent) Long Bond to be issued had a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 8.86% in 2004 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the long bond fell from 5.08% on 12/31/03 to 4.82% on 12/31/04, resulting in a price gain that supplemented the bond’s yield. The yield rose to a high of 5.55% on May 13, but began to decline shortly thereafter and fell for the rest of the year. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 1.00% to 2.25%, the bond’s yield continued to fall, resulting in a substantial flattening of the yield curve. The reasons for this decline in yield can be attributed, in part, to the market’s perception of minimal inflation risks, heavy overseas bond purchases by countries wishing to keep their currencies lower against the dollar, and pension fund balance sheet restructuring in anticipation of new legislation. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	Since Inception (5/1/02)
ProFund VP Rising Rates Opportunity	(10.89)%	(12.86)%
30-year U.S. Treasury Bond	8.86%	9.39%
Lehman Brothers U.S. Treasury: Long-Term Index	7.18%	8.57%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s share when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
3 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(126)%
Options	NM

Total Exposure	(129)%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2004

U.S. Government Agency Obligations (62.9%)
	Principal Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$37,640,000	$37,637,909
Federal Home Loan Bank, 1.00%, 1/3/05	37,640,000	37,637,909
Federal National Mortgage Association, 1.00%, 1/3/05	37,640,000	37,637,909

U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $112,913,726)		112,913,726

Repurchase Agreements (41.9%)
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $37,633,704 (Collateralized by $38,409,000 Federal National Mortgage Association, 2.74%, 5/5/06, market value $38,382,606)	37,629,000	37,629,000

UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $37,644,705 (Collateralized by $38,407,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $38,398,166)	37,640,000	37,640,000

TOTAL REPURCHASE AGREEMENTS
(Cost $75,269,000)		75,269,000

Options Purchased (NM)
	Contracts

30–year U.S. Treasury Bond Call Option * expiring June 200 @ $132	500	5,977

TOTAL OPTIONS PURCHASED
(Cost $9,063)		5,977

TOTAL INVESTMENT SECURITIES
(Cost $188,191,789)—104.8%		188,188,703
Net other assets (liabilities)—(4.8)%		(8,550,541)

NET ASSETS—100.0%		$179,638,162

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring March 2005 * (Underlying face amount at value $5,508,284)	49	$6,427

Swap Agreements
Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $225,959,185)	(209,168,000)	(3,379,087)

*	As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

2

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities

December 31, 2004

Assets:
Investment securities, at value (cost $112,922,789)	$112,919,703
Repurchase agreements, at cost	75,269,000

Total Investments	188,188,703
Cash	34,683
Segregated cash balances with brokers for futures contracts	169,472
Segregated cash balances with custodian for swap agreements	250
Interest receivable	3,136
Receivable for capital shares issued	182,548
Prepaid expenses	345

Total Assets	188,579,137

Liabilities:
Payable for capital shares redeemed	5,170,283
Unrealized depreciation on swap agreements	3,379,087
Variation margin on futures contracts	29,627
Advisory fees payable	122,259
Management services fees payable	24,452
Administration fees payable	4,945
Administrative services fees payable	89,586
Distribution fees payable	67,863
Other accrued expenses	52,873

Total Liabilities	8,940,975

Net Assets	$179,638,162

Net Assets consist of:
Capital	$213,169,568
Accumulated net realized gains (losses) on investments	(30,155,660)
Net unrealized appreciation (depreciation) on investments	(3,375,746)

Net Assets	$179,638,162

Shares of Beneficial Interest Outstanding	8,643,981

Net Asset Value (offering and redemption price per share)	$20.78

Statement of Operations

For the year ended December 31, 2004

Investment Income:
Interest	$2,240,528

Expenses:
Advisory fees	1,284,114
Management services fees	256,825
Administration fees	56,552
Transfer agency fees	56,809
Administrative service fees	696,200
Distribution fees	428,038
Custody fees	46,670
Fund accounting fees	76,376
Other fees	92,840
Recoupment of prior expenses reimbursed by the Advisor	7,932

Total Expenses	3,002,356

Net Investment Income (Loss)	(761,828)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(14,494)
Net realized gains (losses) on futures contracts	(1,314,724)
Net realized gains (losses) on swap agreements	(24,403,683)
Change in net unrealized appreciation/depreciation on investments	(3,736,074)

Net Realized and Unrealized Gains (Losses) on Investments	(29,468,975)

Change in Net Assets Resulting from Operations	$(30,230,803)

See accompanying notes to the financial statements.

3

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(761,828)	$(374,494)
Net realized gains (losses) on investments	(25,732,901)	(2,114,276)
Change in net unrealized appreciation/depreciation on investments	(3,736,074)	365,062

Change in net assets resulting from operations	(30,230,803)	(2,123,708)

Capital Transactions:
Proceeds from shares issued	671,758,955	371,420,617
Cost of shares redeemed	(536,161,497)	(302,193,310)

Change in net assets resulting from capital transactions	135,597,458	69,227,307

Change in net assets	105,366,655	67,103,599
Net Assets:
Beginning of period	74,271,507	7,167,908

End of period	$179,638,162	$74,271,507

Share Transactions:
Issued	29,134,922	15,507,756
Redeemed	(23,675,250)	(12,618,173)

Change in shares	5,459,672	2,889,583

See accompanying notes to the financial statements.

4

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the		For the period
	year ended		year ended		May 1, 2002 (a) through
	December 31, 2004		December 31, 2003		December 31, 2002

Net Asset Value, Beginning of Period	$23.32		$24.32		$30.00

Investment Activities:
Net investment income (loss)	(0.10	) (b)	(0.23	) (b)	(0.09	) (b)
Net realized and unrealized gains (losses) on investments	(2.44)		(0.77)		(5.59)

Total income (loss) from investment activities	(2.54)		(1.00)		(5.68)

Net Asset Value, End of Period	$20.78		$23.32		$24.32

Total Return	(10.89)%		(4.11)%		(18.93	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.75%		1.91%		2.13%
Net expenses (d)	1.75%		1.91%		1.98%
Net investment income (loss) (d)	(0.45)%		(0.94)%		(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$179,638		$74,272		$7,168
Portfolio turnover rate (e)	—		—		—	(c)

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

5

PROFUNDS VP

Notes to Financial Statements
December 31, 2004

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP Rising Rates Opportunity (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with its vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP that have not occurred. However, based on experience, the ProFund VP expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that the Advisor deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the ProFund VP will be monitored by the Advisor.

6

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

A ProFund VP requires that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Real Estate Investment Trusts

The ProFund VP may own shares of real estate investment trusts (“REITS”) which report information on the source of its distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts

The ProFunds VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP to enable the ProFund VP to achieve greater administrative efficiencies of such investments once purchased. Assets in the Joint Accounts are invested as directed by the Advisor in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of December 31, 2004, the ProFund VP was not participating in Joint Accounts.

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

A ProFund VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

A ProFund VP may purchase and write options on stock indexes and stock index futures to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the

7

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform. The ProFund VP did not write options during the period.

Swap Agreements

A ProFund VP may enter into swap agreements for purposes of pursuing its investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and all the securities of each particular ProFund VP.

A ProFund VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “ short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income
Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual

8

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

The ProFund VP intends to declare and distribute net investment income and net realized capital gains, if any, at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Tax

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund VP intends to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds VP. The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. Administration fees include additional fees paid to BISYS for support of the ProFunds compliance program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the trust level average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFund VP for serving in their respective roles. Each of the two Independent Trustees are compensated $10,000 per year, plus a maximum of $2,500 for each board meeting by the Trust. Each of the two Independent Trustees were compensated $20,000 ($40,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, during the year ended December 31, 2004 by the Trust. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, for whom the ProFunds reimburse the Advisor for certain amounts related to compensation and certain other expenses incurred. For the year ended December 31, 2004, the total related amounts paid by the Trust were $92,649.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of its average daily net assets.

9

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitations in place at that time. As of December 31, 2004, there were no reimbursements available for recoupment.

4.	Concentration Risk

The ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

5.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004, the following ProFund VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Total

ProFund VP Rising Rates Opportunity	$1,935,661	$25,726,041	$27,661,702

As of the latest tax year end of December 31, 2004, the following ProFund VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2010	Expires 2011	Total

ProFund VP Rising Rates Opportunity	$2,463,746	$26,871	$2,490,617

As of December 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP Rising Rates Opportunity	$(30,152,319)	$(3,379,087)	$(33,531,406)

At December 31, 2004, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Rising Rates Opportunity	$188,188,703	$-	$-	$-

10

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ProFund VP Rising Rates Opportunity at December 31, 2004, the results of its operations for the period then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2005

11

PROFUNDS VP

Expense Examples (unaudited)

As a fund shareholder, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP Rising Rates Opportunity	$1,000.00	$891.80	$8.37	1.76%

*   Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP Rising Rates Opportunity	$1,000.00	$1,016.29	$8.92	1.76%

*   Expenses are equal to the average account value times the fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

12

PROFUNDS VP

Trustees and Officers of ProFunds
(Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite:	Directorship Search	86	Directorship
c/o ProFunds		October	Group, Inc. (Executive		Search
7501 Wisconsin Avenue,		1997 to	Recruitment): Managing		Group, Inc.
Suite 1000		present	Director [March 1993 to
Bethesda, MD 20814			present]
Birth Date: 1957

Michael C. Wachs	Trustee	Indefinite:	AMC Delancey Group,	86	AMC
c/o ProFunds		October	Inc. (Real Estate		Delancey
7501 Wisconsin Avenue,		1997 to	Development): Vice		Group, Inc.
Suite 1000		present	President [January 2001
Bethesda, MD 20814			to present]; Delancey
Birth Date: 1961			Investment Group, Inc.
(Real Estate Development):
Vice President [May 1996
to December 2000]

Interested Trustee
Michael L. Sapir *	Trustee	Indefinite:	Chairman and Chief	86	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the
Suite 1000		to present	Advisor [May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958

* Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite:	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor[May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958

Louis M. Mayberg	President	Indefinite:	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	[May 1997 to present]
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant	Secretary	Indefinite:	Vice President and General
7501 Wisconsin Avenue,		February 2003 to present	Counsel of the Advisor
Suite 1000			[January 2005 to present];
Chief Legal Counsel [July
Bethesda, MD 20814			2001 to December 2004]
Birth Date: 1966			GE Investment Management
Inc; Vice President and
Associate General Counsel
[April 1998 to June 2001];
Kirkpatrick & Lockhart

13

PROFUNDS VP

Trustees and Officers of ProFunds (continued)
(Unaudited)

LLP; Attorney [Prior to April 1998]

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite:	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance officer to the
Suite 1000			Advisor [October 2002 to
Bethesda, MD 20814			present]; Counsel,
Birth Date: 1958			Compliance Officer and
Assistant Secretary –
Calvert Group, Ltd.
[January 1999 to
October 2002]

Troy A. Sheets	Treasurer	Indefinite:	BISYS Fund Services: Vice
3435 Stelzer Road		June 2002 to present	President of Financial
Columbus, Ohio 43219			Services [April 2002 to
Birth Date: 1971			present]; KPMG LLP: Senior
Manager [August 1993 to
March 2002]

John Danko	Vice President	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		August 1999 to present	Director of Client Services
Columbus, Ohio 43219			[February 1997 to present]
Birth Date: 1967

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

14

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the ProFund VP uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Beginning with the fiscal quarter ended September 30, 2004, Schedules of Portfolio Holding for periods ending September 30 and March 31 are available without charge on the Commission’s website at http://www.sec.gov.or may be reviewed and copied at the Commissions public Reference Room in Washington, D.C. Information on the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/04

Not just funds, ProFundsSM Inverse ProFund VP Bear

Annual Report
December 31, 2004

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition, Schedule of Portfolio Investments and Financial Statements
2	ProFund VP Bear
6	Notes to Financial Statements
11	Report of Independent Registered Public Accounting Firm
12	Expense Examples
13	Trustees and Officers of ProFunds

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds VP Annual Report to Shareholders for the 12 months ended December 31, 2004.

While the year began with impressive stock market gains that quickly fizzled, 2004 will likely be remembered for its strong finish. The S&P 500 gained a solid 10.88%, 9.23% in the fourth quarter alone, and the NASDAQ-100 rose 10.75%, after a 14.87% fourth quarter gain. Several broad trends remained in place: Global equity markets again generally outperformed U.S. markets. Small-capitalization stocks again significantly outperformed large-cap stocks. And the U.S. economy experienced another year of sturdy growth.

The biggest surprise may have been the resilience of the U.S. bond market. Though the Federal Reserve, confident the economic recovery was on track, initiated a series of hikes in the short-term Fed Funds rate, long-term interest rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier. The total return for the Long Bond was 8.86%.

To navigate today’s markets, many investors are looking for an edge - for strategies that go beyond the conventional. We are gratified that investors continue to discover the ProFunds VP innovative family, which provides opportunities for investors whether the market is rising, falling or moving sideways.

Your confidence has helped us grow by more than 33% this year alone. We ended the year with $7.5 billion in assets under management 1.

We deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

Past performance is no guarantee of future results.

There is no guarantee that any ProFund VP will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than at original purchase.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, short sale, small-cap company, international investing and repurchase agreement risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. ProFunds VP permit active investment strategies that can decrease performance and increase expenses.

1 Includes portfolios not listed in the following Annual Report.

i

PROFUNDS VP

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors uses a quantitative approach in seeking to achieve the investment objectives of each ProFund VP. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. 1

Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends, or direction. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds VP seeks to provide daily correlation with their benchmarks. Mathematical compounding would prevent the ProFunds VP from achieving correlations with their benchmarks over periods of time other than daily.

Factors that materially affected the performance of each ProFund VP during 2004: 2

The major factors that influenced the performance of the ProFunds VP included the cumulative effect of the daily price performance of each ProFund VP’s benchmark, the amount of leverage, if any, employed by a ProFund VP and whether the ProFund VP is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFunds VP include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

  Benchmark Performance: The performance of the index or security underlying each ProFund VP’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indexes do not actually hold a portfolio of securities and /or financial instruments and therefore do not incur fees, expenses and transaction costs incurred by the ProFunds VP. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund VP’s benchmark, as well as for each ProFund VP’s performance.

  Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of an index’s or security’s daily return. ProFund VP Bear is designed to have an inverse (negative) daily correlation to the index or security. This ProFund VP was inversely affected by the daily performance of the underlying index or security and the factors affecting that index or security on a daily basis.

General Factors Affecting Benchmark and Fund Performance:

In 2004, the S&P 500 index rose by 10.88%, 9.23% in the fourth quarter alone. 3 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 19.23% in U.S. dollar terms.

We believe the major factors affecting domestic equity markets included continuing economic growth, a low real interest rate environment, and subdued inflation. Investor confidence in overall employment and business prospects seemed to outweigh the effects of pronounced geopolitical tensions, election-year divisions and surging crude oil prices.

For 2004 as a whole, the economy grew more rapidly than in the year earlier. Real (inflation-adjusted) Gross Domestic Product grew at an annualized rate of 4.4% in 2004, compared with 3.0% in 2003. The year’s growth was paced by strong consumer spending, especially on automobiles and other “durables” such as household furniture and appliances, electronic items and jewelry; a pick-up in business investment in equipment and software, and higher Government defense spending.

The Fed, confident that the economic recovery remained on track, initiated a series of one quarter percentage point increases in the Fed Funds rate. Beginning in June, it gradually raised the benchmark short-term rate from 1.0%, a 45-year low, to 2.25% as of December 31, 2004, still low by historical measures. Despite higher short-term interest rates, long-term rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier.

Factors more specific to the performance of each Benchmark and each ProFund are discussed in the pages that follow.

1 A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP Bear has a benchmark of 100% to the inverse of the daily return of the S&P 500® Index.
2 Past performance does not guarantee future results.
3 The index returns account for the theoretical reinvestment of dividends in the index.

ii

ProFund VP Bear

The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500® Index. For the year ended December 31, 2004, the Fund had a total return of -10.29% 1, compared to a return of 10.88% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500’s performance was range-bound in the first half of the year, during which time the index was negatively impacted by high oil prices, geopolitical concerns, and uncertainty surrounding the elections in the United States. These factors were offset by a strengthening U.S. economy that, by year end had posted seven straight quarters of GDP growth in excess of 3%. The index managed to rally 15% by the end of the year from its August lows. Exxon (+28%) and General Electric (+21%) were the biggest contributors to the S&P 500 index return. On the opposite side, pharmaceutical giants Merck (-28%) and Pfizer (-22%) were the largest drag on the index performance. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Bear	(10.29)%	(6.50)%	(1.15)%
S&P 500 Index	10.88%	3.59%	(0.97)%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
31.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index.For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(25)%
Swap Agreements	(75)%
Options	NM

Total Exposure	(100)%

____________ “Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.20%
Financial	20.56%
Technology	12.39%
Industrial	11.65%
Communications	11.27%
Consumer, Cyclical	9.94%
Energy	7.14%
Utilities	2.93%
Basic Materials	2.92%

Average Market Capitalization:	$22,620,234,774

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments December 31, 2004

U.S. Government Agency Obligations (56.1%)
	Principal Amount	Value

Federal Farm Credit Bank, 1.00%, 1/3/05	$5,773,000	$5,772,679
Federal Home Loan Bank, 1.00%, 1/3/05	5,773,000	5,772,679
Federal National Mortgage Association, 1.00%, 1/3/05	5,773,000	5,772,680

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,318,038)		17,318,038

Repurchase Agreements (37.4%)

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $5,770,721 (Collateralized by $5,889,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $5,887,002) .	5,770,000	5,770,000
UMB Bank, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $5,773,722 (Collateralized by $5,892,000 Federal National Mortgage Association, 1.66%, 1/4/05, market value $5,890,645) .	5,773,000	5,773,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,543,000)		11,543,000

Options Purchased( NM)
	Contracts

S&P 500 Futures Call Option expiring* February 2005 @ $1,475	300	2,625

TOTAL OPTIONS PURCHASED
(Cost $5,101)		2,625

TOTAL INVESTMENT SECURITIES
(Cost $28,866,139)—93.5%		28,863,663
Net other assets (liabilities)—6.5%		2,022,837

NET ASSETS—100.0%		$30,886,500

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $121,350).	2	$(1,607)
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $7,583,125)	25	(67,435)

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/05 (Underlying notional amount at value $17,694,476)	(14,600)	(103,047)
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/31/05 (Underlying notional amount at value $5,405,636)	(4,460)	(31,438)

NM Not meaningful, amount is less than 0.05%
* As of December 31, 2004, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bear

Statement of Assets and Liabilities

December 31, 2004

Assets:
Investment securities, at value (cost $17,323,139)	$17,320,663
Repurchase agreements, at cost	11,543,000

Total Investments	28,863,663
Segregated cash balances with brokers for
futures contracts	370,462
Segregated cash balances with custodian for swap agreements	260
Interest receivable	481
Receivable for capital shares issued	1,968,592
Variation margin on futures contracts	9,425
Prepaid expenses	263

Total Assets	31,213,146

Liabilities:
Cash overdraft	7,284
Payable for capital shares redeemed	114,627
Unrealized depreciation on swap agreements	134,485
Advisory fees payable	27,778
Management services fees payable	5,556
Administration fees payable	901
Administrative services fees payable	14,701
Distribution fees payable	7,943
Other accrued expenses	13,371

Total Liabilities	326,646

Net Assets	$30,886,500

Net Assets consist of:
Capital	$70,509,623
Accumulated net realized gains (losses) on investments	(39,417,120)
Net unrealized appreciation (depreciation) on investments	(206,003)

Net Assets	$30,886,500

Shares of Beneficial Interest Outstanding	1,079,423

Net Asset Value (offering and redemption price per share)	$28.61

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Interest	$754,404

Expenses:
Advisory fees	470,813
Management services fees	94,164
Administration fees	20,957
Transfer agency fees	21,505
administrative service fees	306,054
Distribution fees	156,938
Custody fees	27,698
Fund accounting fees	28,854
Other fees	41,509
Recoupment of prior expenses reimbursed by the Advisor	25,151

Total Expenses	1,193,643

Net Investment Income (Loss)	(439,239)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment Securities	(36,720)
Net realized gains (losses) on futures contracts	(7,015,336)
Net realized gains (losses) on swap agreements	(2,762,560)
Change in net unrealized appreciation/depreciation on investments	845,793

Net Realized and Unrealized Gains (Losses) on Investments	(8,968,823)

Change in Net Assets Resulting from Operations	$(9,408,062)

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bear

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$(439,239)	$(1,113,937)
Net realized gains (losses) on investments	(9,814,616)	(28,090,982)
Change in net unrealized appreciation/depreciation on investments	845,793	(639,307)

Change in net assets resulting from operations	(9,408,062)	(29,844,226)

Capital Transactions:
Proceeds from shares issued	1,075,582,612	1,595,694,290
Cost of shares redeemed	(1,089,589,447)	(1,589,486,452)

Change in net assets resulting from capital transactions	(14,006,835)	6,207,838

Change in net assets	(23,414,897)	(23,636,388)
Net Assets:
Beginning of period	54,301,397	77,937,785

End of period	$30,886,500	$54,301,397

Share Transactions:
Issued	34,402,058	42,128,358
Redeemed	(35,025,154)	(42,268,633)

Change in shares	(623,096)	(140,275)

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bear
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a)through December 31, 2001

Net Asset Value, Beginning of Period	$31.89		$42.29		$35.07		$30.00

Investment Activities:
Net investment income (loss)	(0.22	) (b)	(0.36	) (b)	(0.23	) (b)	0.26	(b)
Net realized and unrealized gains (losses) on investments	(3.06)		(10.04)		7.53		4.81

Total income (loss) from investment activities	(3.28)		(10.40)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		—		(0.08)		—

Net Asset Value, End of Period	$28.61		$31.89		$42.29		$35.07

Total Return	(10.29)%		(24.59)%		20.82%		16.90	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.90%		1.98%		2.03%		1.89%
Net expenses (d)	1.90%		1.98%		1.98%		1.89%
Net investment income (loss) (d)	(0.70)%		(0.96)%		(0.57)%		0.77%

Supplemental Data:
Net assets, end of period (000’s)	$30,887		$54,301		$77,938		$37,290
Portfolio turnover rate (e)	—		—		—	(f)	1,144	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

5

PROFUNDS VP

Notes to Financial Statements
December 31, 2004

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP Bear (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with its vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP that have not occurred. However, based on experience, the ProFund VP expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that the Advisor deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the ProFund VP will be monitored by the Advisor.

6

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

A ProFund VP requires that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Real Estate Investment Trusts

The ProFund VP may own shares of real estate investment trusts (“REITS”) which report information on the source of its distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts

The ProFunds VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP to enable the ProFunds VP to achieve greater administrative efficiencies of such investments once purchased. Assets in the Joint Accounts are invested as directed by the Advisor in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of December 31, 2004, the ProFund VP was not participating in Joint Accounts.

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

A ProFund VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

A ProFund VP may purchase and write options on stock indexes and stock index futures to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the

7

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform. The ProFund VP did not write options during the period.

Swap Agreements

A ProFund VP may enter into swap agreements for purposes of pursuing its investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and all the securities of each particular ProFund VP.

A ProFund VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “ short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income
Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the

8

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

The ProFund VP intends to declare and distribute net investment income and net realized capital gains, if any, at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Tax

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund VP intends to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds VP. The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. Administration fees include additional fees paid to BISYS for support of the ProFunds compliance program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFund VP for serving in their respective roles. Each of the two Independent Trustees are compensated $10,000 per year, plus a maximum of $2,500 for each board meeting by the Trust. Each of the two Independent Trustees were compensated $20,000 ($40,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, during the year ended December 31, 2004 by the Trust. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, for whom the ProFunds reimburse the Advisor for certain amounts related to compensation and certain other expenses incurred. For the year ended December 31, 2004, the total related amounts paid by the Trust were $92,649.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of its average daily net assets.

9

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitations in place at that time. As of December 31, 2004, the reimbursement that may potentially be made by the ProFund VP is as follows:

Expires 2005

ProFund VP Bear	$14,160

4.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004, the following ProFund VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Total

ProFund VP Bear	$24,085,413	$9,474,329	$33,559,742

As of the latest tax year end of December 31, 2004, the following ProFund VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2009	Expires 2011	Total

ProFund VP Bear	$1,611,372	$4,317,522	$5,928,894

As of December 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP Bear	$(39,488,637)	$(134,486)	$(39,623,123)

At December 31, 2004, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Bear	$28,868,613	$2,387	$(7,337)	$(4,950)

10

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bear at December 31, 2004, the results of its operations for the period then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2005

11

PROFUNDS VP

Expense Examples (unaudited)

As a fund shareholder, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP Bear	$1,000.00	$935.00	$9.14	1.88%

* Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expense, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the acutual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP Bear	$1,000.00	$1,015.69	$9.53	1.88%

* Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

12

PROFUNDS VP

Trustees and Officers of ProFunds
(Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite:	Directorship Search	86	Directorship
c/o ProFunds		October	Group, Inc. (Executive		Search
7501 Wisconsin Avenue,		1997 to	Recruitment): Managing		Group, Inc.
Suite 1000		present	Director [March 1993 to
Bethesda, MD 20814			present]
Birth Date: 1957

Michael C. Wachs	Trustee	Indefinite:	AMC Delancey Group,	86	AMC
c/o ProFunds		October	Inc. (Real Estate		Delancey
7501 Wisconsin Avenue,		1997 to	Development): Vice		Group, Inc.
Suite 1000		present	President [January 2001
Bethesda, MD 20814			to present]; Delancey
Birth Date: 1961			Investment Group, Inc.
(Real Estate Development):
Vice President [May 1996
to December 2000]

Interested Trustee
Michael L. Sapir *	Trustee	Indefinite:	Chairman and Chief	86	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the
Suite 1000		to present	Advisor [May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958

* Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite:	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor [May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958

Louis M. Mayberg	President	Indefinite:	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	[May 1997 to present]
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant	Secretary	Indefinite:	Vice President and General
7501 Wisconsin Avenue,		February 2003 to present	Counsel of the Advisor
Suite 1000			[January 2005 to present];
Chief Legal Counsel [July
Bethesda, MD 20814			2001 to December 2004]
Birth Date: 1966			GE Investment Management
Inc; Vice President and
Associate General Counsel
[April 1998 to June 2001];
Kirkpatrick & Lockhart LLP; Attorney [Prior to April 1998]

13

PROFUNDS VP

Trustees and Officers of ProFunds (continued)
(Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite:	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance officer to the
Suite 1000			Advisor [October 2002 to
Bethesda, MD 20814			present]; Counsel,
Birth Date: 1958			Compliance Officer and
Assistant Secretary –
Calvert Group, Ltd.
[January 1999 to
October 2002]

Troy A. Sheets	Treasurer	Indefinite:	BISYS Fund Services: Vice
3435 Stelzer Road		June 2002 to present	President of Financial
Columbus, Ohio 43219			Services [April 2002 to
Birth Date: 1971			present]; KPMG LLP: Senior
Manager [August 1993 to
March 2002]

John Danko	Vice President	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		August 1999 to present	Director of Client Services
Columbus, Ohio 43219			[February 1997 to present]
Birth Date: 1967

The Fund’s Statement of Additional Information includes Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

14

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the ProFund VP uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Beginning with the fiscal quarter ended September 30, 2004, Schedules of Portfolio Holding for periods ending September 30 and March 31 are available without charge on the Commission’s website at http://www.sec.gov. or may be reviewed and copied at the Commissions public Reference Room in Washington, D.C. Information on the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/04

Not just funds, ProFundsSM Ultra ProFund VP UltraBull

Annual Report
December 31, 2004

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition, Schedule of Portfolio Investments and Financial Statements
2	ProFund VP UltraBull
11	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Expense Examples
18	Trustees and Officers of ProFunds

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds VP Annual Report to Shareholders for the 12 months ended December 31, 2004.

While the year began with impressive stock market gains that quickly fizzled, 2004 will likely be remembered for its strong finish. The S&P 500 gained a solid 10.88%, 9.23% in the fourth quarter alone, and the NASDAQ-100 rose 10.75%, after a 14.87% fourth quarter gain. Several broad trends remained in place: Global equity markets again generally outperformed U.S. markets. Small-capitalization stocks again significantly outperformed large-cap stocks. And the U.S. economy experienced another year of sturdy growth.

The biggest surprise may have been the resilience of the U.S. bond market. Though the Federal Reserve, confident the economic recovery was on track, initiated a series of hikes in the short-term Fed Funds rate, long-term interest rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier. The total return for the Long Bond was 8.86%.

To navigate today’s markets, many investors are looking for an edge – for strategies that go beyond the conventional.We are gratified that investors continue to discover the ProFunds VP innovative family, which provides opportunities for investors whether the market is rising, falling or moving sideways.

Your confidence has helped us grow by more than 33% this year alone. We ended the year with $7.5 billion in assets under management 1.

We deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

Past performance is no guarantee of future results.

There is no guarantee that any ProFund VP will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than at original purchase.

Investing in ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, short sale, small-cap company, international investing and repurchase agreement risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. ProFunds VP permit active investment strategies that can decrease performance and increase expenses.

1Includes portfolios not listed in the following Annual Report.

i

PROFUNDS VP

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors uses a quantitative approach in seeking to achieve the investment objectives of each ProFund VP. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. 1

Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends, or direction. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds VP seeks to provide daily correlation with their benchmarks. Mathematical compounding would prevent the ProFunds VP from achieving correlations with their benchmarks over periods of time other than daily.

Factors that materially affected the performance of each ProFund VP during 2004: 2

The major factors that influenced the performance of the ProFunds VP included the cumulative effect of the daily price performance of each ProFund VP’s benchmark, the amount of leverage, if any, employed by a ProFund VP and whether the ProFund VP is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFunds VP include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

  Benchmark Performance: The performance of the index or security underlying each ProFund VP’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indexes do not actually hold a portfolio of securities and /or financial instruments and therefore do not incur fees, expenses and transaction costs incurred by the ProFunds VP. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund VP’s benchmark, as well as for each ProFund VP’s performance.

  Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of an index’s or security’s daily return. The performance of ProFund VP UltraBull has a daily investment objective that is greater than 100% of the daily performance of an index or a security. This ProFund VP was impacted proportionately more by the daily performance of an index or security.

General Factors Affecting Benchmark and Fund Performance:

In 2004, the S&P 500 index rose by 10.88%, 9.23% in the fourth quarter alone. 3 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 19.23% in U.S. dollar terms.

We believe the major factors affecting domestic equity markets included continuing economic growth, a low real interest rate environment, and subdued inflation. Investor confidence in overall employment and business prospects seemed to outweigh the effects of pronounced geopolitical tensions, election-year divisions and surging crude oil prices.

For 2004 as a whole, the economy grew more rapidly than in the year earlier. Real (inflation-adjusted) Gross Domestic Product grew at an annualized rate of 4.4% in 2004, compared with 3.0% in 2003. The year’s growth was paced by strong consumer spending, especially on automobiles and other “durables” such as household furniture and appliances, electronic items and jewelry; a pick-up in business investment in equipment and software, and higher Government defense spending.

The Fed, confident that the economic recovery remained on track, initiated a series of one quarter percentage point increases in the Fed Funds rate. Beginning in June, it gradually raised the benchmark short-term rate from 1.0%, a 45-year low, to 2.25% as of December 31, 2004, still low by historical measures. Despite higher short-term interest rates, long-term rates actually declined. The 30-year Treasury bond (the Long Bond) yielded 4.83% as of December 31, 2004, compared with 5.08% a year earlier.

Factors more specific to the performance of each Benchmark and each ProFund are discussed in the pages that follow.

1 A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP
  UltraBull has a benchmark of 200% the daily return of the S&P 500® Index.
2 Past performance does not guarantee future results.
3 The index returns account for the theoretical reinvestment of dividends in the index.

ii

ProFund VP UltraBull

The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500® Index. Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus” and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. For the year ended December 31, 2004, the Fund had a total return of 17.18% 1 , compared to a return of 10.88% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index. 3

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500’s performance was range-bound in the first half of the year, during which time the index was negatively impacted by high oil prices, geopolitical concerns, and uncertainty surrounding the elections in the United States. These factors were offset by a strengthening U.S. economy that, by year end had posted seven straight quarters of GDP growth in excess of 3%. The index managed to rally 15% by the end of the year from its August lows. Exxon (+28%) and General Electric (+21%) were the biggest contributors to the S&P 500 index return. On the opposite side, pharmaceutical giants Merck (-28%) and Pfizer (-22%) were the largest drag on the index performance. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from January 22, 2001 to December 31, 2004 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/04[1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP UltraBull	17.18%	4.62%	(3.57)%
S&P 500 Index	10.88%	3.59%	(0.97)%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2004

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	92%
Futures Contracts	82%
Swap Agreements	33%

Total Exposure	207%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500 - Composition
% of Index

Consumer, Non-cyclical	21.20%
Financial	20.56%
Technology	12.39%
Industrial	11.65%
Communications	11.27%
Consumer, Cyclical	9.94%
Energy	7.14%
Utilities	2.93%
Basic Materials	2.92%

Average Market Capitalization:	$22,620,234,774

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Common Stocks (92.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	6,192	$508,177
Abbott Laboratories (Pharmaceuticals)	12,384	577,713
ACE, Ltd. (Insurance)	2,236	95,589
ADC Telecommunications, Inc. * (Telecommunications)	6,407	17,171
Adobe Systems, Inc. (Software)	1,892	118,704
Advanced Micro Devices, Inc. * (Semiconductors)	2,795	61,546
AES Corp. * (Electric)	5,117	69,949
Aetna, Inc. (Healthcare-Services)	1,204	150,199
Affiliated Computer Services, Inc.—Class A * (Computers)	1,032	62,116
AFLAC, Inc. (Insurance)	3,999	159,320
Agilent Technologies, Inc. * (Electronics)	3,870	93,267
Air Products & Chemicals, Inc. (Chemicals)	1,806	104,694
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	731	35,505
Albertson’s, Inc. (Food)	2,924	69,825
Alcoa, Inc. (Mining)	6,880	216,169
Allegheny Energy, Inc. * (Electric)	989	19,493
Allegheny Technologies, Inc. (Iron/Steel)	774	16,773
Allergan, Inc. (Pharmaceuticals)	1,032	83,664
Allied Waste Industries, Inc. * (Environmental Control)	2,537	23,543
Allstate Corp. (Insurance)	5,504	284,667
Alltel Corp. (Telecommunications)	2,451	144,021
Altera Corp. * (Semiconductors)	2,967	61,417
Altria Group, Inc. (Agriculture)	16,254	993,118
Ambac Financial Group, Inc. (Insurance)	860	70,632
Amerada Hess Corp. (Oil & Gas)	731	60,220
Ameren Corp. (Electric)	1,548	77,617
American Electric Power, Inc. (Electric)	3,139	107,793
American Express Co. (Diversified Financial Services)	10,062	567,194
American International Group, Inc. (Insurance)	20,640	1,355,428
American Power Conversion Corp. (Electrical Components & Equipment)	1,591	34,047
American Standard Cos. * (Building Materials)	1,677	69,294
AmerisourceBergen Corp. (Pharmaceuticals)	903	52,988
Amgen, Inc. * (Biotechnology)	10,019	642,719
AmSouth Bancorp (Banks)	2,795	72,391
Anadarko Petroleum Corp. (Oil & Gas)	1,978	128,194
Analog Devices, Inc. (Semiconductors)	3,010	111,129
Andrew Corp. * (Telecommunications)	1,290	17,583
Anheuser-Busch Companies, Inc. (Beverages)	6,364	322,846
AON Corp. (Insurance)	2,494	59,507
Apache Corp. (Oil & Gas)	2,580	130,471
Apartment Investment and Management Co.—Class A (Real Estate Investment Trust)	731	28,173
Apollo Group, Inc.—Class A * (Commercial Services)	1,548	124,939
Apple Computer, Inc. * (Computers)	3,053	196,613
Applera Corp.—Applied Biosystems Group (Electronics)	1,591	33,268
Applied Materials, Inc. * (Semiconductors)	13,459	230,149
Applied Micro Circuits Corp. * (Semiconductors)	2,494	10,500
Archer-Daniels-Midland Co. (Agriculture)	5,160	115,120
Archstone-Smith Trust (Real Estate Investment Trust)	1,505	57,642
Ashland, Inc. (Chemicals)	559	32,634
AT&T Corp. (Telecommunications)	6,278	119,659
Autodesk, Inc. (Software)	1,890	71,726
Automatic Data Processing, Inc. (Software)	4,644	205,961
AutoNation, Inc. * (Retail)	2,107	40,475
AutoZone, Inc. * (Retail)	645	58,895
Avaya, Inc. * (Telecommunications)	3,569	61,387
Avery Dennison Corp. (Household Products/Wares)	860	51,574
Avon Products, Inc. (Cosmetics/Personal Care)	3,741	144,777
Baker Hughes, Inc. (Oil & Gas Services)	2,666	113,758
Ball Corp. (Packaging & Containers)	903	39,715
Bank of America Corp. (Banks)	32,250	1,515,427
Bank of New York Co., Inc. (Banks)	6,149	205,500
Bard (C.R.), Inc. (Healthcare-Products)	817	52,272
Bausch & Lomb, Inc. (Healthcare-Products)	430	27,718
Baxter International, Inc. (Healthcare-Products)	4,859	167,830
BB&T Corp. (Banks)	4,386	184,431
Bear Stearns Cos., Inc. (Diversified Financial Services)	817	83,587
Becton, Dickinson & Co. (Healthcare-Products)	1,978	112,350
Bed Bath & Beyond, Inc. * (Retail)	2,365	94,198
BellSouth Corp. (Telecommunications)	14,491	402,705
Bemis Company, Inc. (Packaging & Containers)	860	25,017
Best Buy Co., Inc. (Retail)	2,580	153,304
Big Lots, Inc. * (Retail)	903	10,953
Biogen Idec, Inc. * (Biotechnology)	2,666	177,582
Biomet, Inc. (Healthcare-Products)	2,021	87,691
BJ Services Co. (Oil & Gas Services)	1,290	60,037
Black & Decker Corp. (Hand/Machine Tools)	645	56,973
BMC Software, Inc. * (Software)	1,763	32,792

See accompanying notes to the financial statements

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Common Stocks, continued
	Shares	Value

Boeing Co. (Aerospace/Defense)	6,665	$345,047
Boston Scientific Corp. * (Healthcare-Products)	6,665	236,941
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,437	395,496
Broadcom Corp.—Class A * (Semiconductors)	2,537	81,894
Brown-Forman Corp. (Beverages)	946	46,051
Brunswick Corp. (Leisure Time)	774	38,313
Burlington Northern Santa Fe Corp. (Transportation)	2,967	140,369
Burlington Resources, Inc. (Oil & Gas)	3,139	136,547
Calpine Corp. * (Electric)	3,526	13,892
Campbell Soup Co. (Food)	3,268	97,681
Capital One Financial Corp. (Diversified Financial Services)	1,935	162,946
Cardinal Health, Inc. (Pharmaceuticals)	3,397	197,536
Caremark Rx, Inc. * (Pharmaceuticals)	3,698	145,812
Carnival Corp. (Leisure Time)	5,031	289,936
Caterpillar, Inc. (Machinery-Construction & Mining)	2,709	264,155
Cendant Corp. (Commercial Services)	8,385	196,040
CenterPoint Energy, Inc. (Electric)	2,451	27,696
Centex Corp. (Home Builders)	989	58,925
CenturyTel, Inc. (Telecommunications)	1,075	38,130
ChevronTexaco Corp. (Oil & Gas)	16,899	887,365
Chiron Corp. * (Biotechnology)	1,505	50,162
Chubb Corp. (Insurance)	1,505	115,735
CIENA Corp. * (Telecommunications)	4,515	15,080
CIGNA Corp. (Insurance)	1,075	87,688
Cincinnati Financial Corp. (Insurance)	1,333	58,999
Cinergy Corp. (Electric)	1,419	59,073
Cintas Corp. (Textiles)	1,376	60,351
Circuit City Stores, Inc. (Retail)	1,591	24,883
Cisco Systems, Inc. * (Telecommunications)	53,578	1,034,056
CIT Group, Inc. (Diversified Financial Services)	1,548	70,929
Citigroup, Inc. (Diversified Financial Services)	41,065	1,978,511
Citizens Communications Co. (Telecommunications)	2,623	36,171
Citrix Systems, Inc. * (Software)	1,333	32,698
Clear Channel Communications, Inc. (Media)	4,687	156,968
Clorox Co. (Household Products/Wares)	1,677	98,826
CMS Energy Corp. * (Electric)	1,290	13,481
Coach, Inc. * (Apparel)	1,505	84,882
Coca-Cola Co. (Beverages)	19,221	800,170
Coca-Cola Enterprises, Inc. (Beverages)	3,698	77,103
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,214	215,588
Comcast Corp.—Special Class A * (Media)	17,716	589,588
Comerica, Inc. (Banks)	1,376	83,964
Compass Bancshares, Inc. (Banks)	946	46,042
Computer Associates International, Inc. (Software)	4,644	144,243
Computer Sciences Corp. * (Computers)	1,505	84,837
Compuware Corp. * (Software)	3,053	19,753
Comverse Technology, Inc. * (Telecommunications)	1,548	37,849
ConAgra Foods, Inc. (Food)	4,171	122,836
ConocoPhillips (Oil & Gas)	5,461	474,179
Consolidated Edison, Inc. (Electric)	1,935	84,656
Constellation Energy Group, Inc. (Electric)	1,376	60,145
Convergys Corp. * (Commercial Services)	1,118	16,759
Cooper Industries, Ltd.— Class A (Miscellaneous Manufacturing)	731	49,628
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	602	12,973
Coors (Adolph) Co.– Class B (Beverages)	301	22,777
Corning, Inc. * (Telecommunications)	11,051	130,070
Costco Wholesale Corp. (Retail)	3,655	176,939
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,472	165,509
CSX Corp. (Transportation)	1,720	68,938
Cummins, Inc. (Machinery-Diversified)	344	28,824
CVS Corp. (Retail)	3,182	143,413
Dana Corp. (Auto Parts & Equipment)	1,204	20,865
Danaher Corp. (Miscellaneous Manufacturing)	2,451	140,712
Darden Restaurants, Inc. (Retail)	1,247	34,592
Deere & Co. (Machinery-Diversified)	1,978	147,163
Dell, Inc. * (Computers)	19,780	833,530
Delphi Corp. (Auto Parts & Equipment)	4,429	39,950
Delta Air Lines, Inc. * (Airlines)	989	7,398
Devon Energy Corp. (Oil & Gas)	3,870	150,620
Dillards, Inc.— Class A (Retail)	645	17,331
Dollar General Corp. (Retail)	2,623	54,480
Dominion Resources, Inc. (Electric)	2,623	177,682
Donnelley (Commercial Services)	1,720	60,699
Dover Corp. (Miscellaneous Manufacturing)	1,591	66,727
Dow Chemical Co. (Chemicals)	7,439	368,305
Dow Jones & Company, Inc. (Media)	645	27,774
DTE Energy Co. (Electric)	1,376	59,347
Du Pont (E.I.) de Nemours (Chemicals)	7,912	388,084
Duke Energy Corp. (Electric)	7,439	188,430
Dynegy, Inc.—Class A * (Pipelines)	3,010	13,906
E *TRADE Financial Corp. * (Diversified Financial Services)	2,967	44,357
Eastman Chemical Co. (Chemicals)	602	34,753
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,279	73,498
Eaton Corp. (Miscellaneous Manufacturing)	1,204	87,121
eBay, Inc. * (Internet)	5,246	610,005
Ecolab, Inc. (Chemicals)	2,021	70,998
Edison International (Electric)	2,580	82,637
El Paso Corp. (Pipelines)	5,074	52,770
Electronic Arts, Inc. * (Software)	2,408	148,525
Electronic Data Systems Corp. (Computers)	4,042	93,370
Eli Lilly & Co. (Pharmaceuticals)	8,944	507,572
EMC Corp. * (Computers)	19,049	283,259
Emerson Electric Co. (Electrical Components & Equipment)	3,311	232,102
Engelhard Corp. (Chemicals)	989	30,333
Entergy Corp. (Electric)	1,806	122,068
EOG Resources, Inc. (Oil & Gas)	946	67,507
Equifax, Inc. (Commercial Services)	1,075	30,208
Equity Office Properties Trust (Real Estate Investment Trust)	3,182	92,660
Equity Residential Properties Trust (Real Estate Investment Trust)	2,236	80,898
Exelon Corp. (Electric)	5,246	231,192
Express Scripts, Inc.— Class A * (Pharmaceuticals)	602	46,017
Exxon Mobil Corp. (Oil & Gas)	51,557	2,642,811
Family Dollar Stores, Inc. (Retail)	1,333	41,630
Fannie Mae (Diversified Financial Services)	7,654	545,041
Federated Department Stores, Inc. (Retail)	1,419	82,004
Federated Investors, Inc.— Class B (Diversified Financial Services)	860	26,144
FedEx Corp. (Transportation)	2,365	232,929
Fifth Third Bancorp (Banks)	4,515	213,469
First Data Corp. (Software)	6,794	289,017
First Horizon National Corp. (Banks)	989	42,636
FirstEnergy Corp. (Electric)	2,623	103,635
Fiserv, Inc. * (Software)	1,548	62,214
Fisher Scientific International, Inc. * (Electronics)	903	56,329
Fluor Corp. (Engineering & Construction)	645	35,159
Ford Motor Co. (Auto Manufacturers)	14,491	212,149
Forest Laboratories, Inc. * (Pharmaceuticals)	2,924	131,171
Fortune Brands, Inc. (Household Products/Wares)	1,161	89,606
FPL Group, Inc. (Electric)	1,462	109,285
Franklin Resources, Inc. (Diversified Financial Services)	1,978	137,768
Freddie Mac (Diversified Financial Services)	5,461	402,476
Freeport-McMoRan Copper & Gold, Inc.— Class B (Mining)	1,419	54,248
Freescale Semiconductors, Inc.— Class B * (Semiconductors)	3,203	58,807

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Common Stocks, continued
	Shares	Value

Gannett Co., Inc. (Media)	2,107	$172,142
Gap, Inc. (Retail)	7,181	151,663
Gateway, Inc. * (Computers)	2,967	17,832
General Dynamics Corp. (Aerospace/Defense)	1,591	166,419
General Electric Co. (Miscellaneous Manufacturing)	83,678	3,054,247
General Mills, Inc. (Food)	3,010	149,627
General Motors Corp. (Auto Manufacturers)	4,472	179,148
Genuine Parts Co. (Distribution/Wholesale)	1,376	60,627
Genzyme Corp.—General Division * (Biotechnology)	1,806	104,874
Georgia Pacific Corp. (Forest Products & Paper)	2,064	77,359
Gilead Sciences, Inc. * (Pharmaceuticals)	3,397	118,861
Gillette Co. (Cosmetics/Personal Care)	7,955	356,225
Golden West Financial Corp. (Savings & Loans)	2,408	147,899
Goodrich Corp. (Aerospace/Defense)	946	30,877
Grainger (W.W), Inc. (Distribution/Wholesale)	731	48,699
Great Lakes Chemical Corp. (Chemicals)	387	11,026
Guidant Corp. (Healthcare-Products)	2,494	179,817
H&R Block, Inc. (Commercial Services)	1,290	63,210
Halliburton Co. (Oil & Gas Services)	3,483	136,673
Harley-Davidson, Inc. (Leisure Time)	2,322	141,062
Harrah’s Entertainment, Inc. (Lodging)	903	60,402
Hartford Financial Services Group, Inc. (Insurance)	2,322	160,938
Hasbro, Inc. (Toys/Games/Hobbies)	1,419	27,500
HCA, Inc. (Healthcare—Services)	3,827	152,927
Health Management Assoc., Inc.—Class A (Healthcare-Services)	1,935	43,963
Heinz (H.J.) Co. (Food)	2,752	107,300
Hercules, Inc. * (Chemicals)	903	13,410
Hershey Foods Corp. (Food)	1,935	107,470
Hewlett-Packard Co. (Computers)	23,951	502,252
Hilton Hotels Corp. (Lodging)	3,053	69,425
Home Depot, Inc. (Retail)	17,415	744,316
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,794	240,576
Hospira, Inc. * (Pharmaceuticals)	1,247	41,775
Humana, Inc. * (Healthcare-Services)	1,247	37,023
Huntington Bancshares, Inc. (Banks)	1,806	44,753
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,408	223,173
IMS Health, Inc. (Software)	1,849	42,915
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,376	110,493
Intel Corp. (Semiconductors)	50,826	1,188,820
International Business Machines Corp. (Computers)	13,287	1,309,833
International Flavors & Fragrances, Inc. (Chemicals)	731	31,316
International Game Technology (Entertainment)	2,752	94,614
International Paper Co. (Forest Products & Paper)	3,870	162,541
Interpublic Group of Companies, Inc. * (Advertising)	3,354	44,944
Intuit, Inc. * (Software)	1,505	66,235
ITT Industries, Inc. (Miscellaneous Manufacturing)	731	61,733
J.P. Morgan Chase & Co. (Diversified Financial Services)	28,251	1,102,071
Jabil Circuit, Inc. * (Electronics)	1,591	40,698
Janus Capital Group, Inc. (Diversified Financial Services)	1,892	31,805
JDS Uniphase Corp. * (Telecommunications)	11,395	36,122
Jefferson-Pilot Corp. (Insurance)	1,075	55,857
Johnson & Johnson (Healthcare-Products)	23,521	1,491,702
Johnson Controls, Inc. (Auto Parts & Equipment)	1,505	95,477
Jones Apparel Group, Inc. (Apparel)	989	36,168
KB Home (Home Builders)	387	40,403
Kellogg Co. (Food)	3,268	145,949
Kerr-McGee Corp. (Oil & Gas)	1,204	69,579
KeyCorp (Banks)	3,225	109,328
KeySpan Corp. (Gas)	1,290	50,891
Kimberly-Clark Corp. (Household Products/Wares)	3,913	257,514
Kinder Morgan, Inc. (Pipelines)	989	72,325
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,935	23,994
KLA -Tencor Corp. * (Semiconductors)	1,548$	72,106
Knight-Ridder, Inc. (Media)	602	40,298
Kohls Corp. * (Retail)	2,709	133,202
Kroger Co. * (Food)	5,848	102,574
L-3 Communications Holdings, Inc. (Aerospace/Defense)	860	62,986
Laboratory Corp. of America Holdings * (Healthcare-Services)	1,075	53,557
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,505	42,787
Lexmark International Group, Inc. * (Computers)	1,032	87,720
Limited, Inc. (Retail)	3,741	86,118
Lincoln National Corp. (Insurance)	1,376	64,232
Linear Technology Corp. (Semiconductors)	2,451	95,001
Liz Claiborne, Inc. (Apparel)	860	36,301
Lockheed Martin Corp. (Aerospace/Defense)	3,526	195,869
Loews Corp. (Insurance)	1,462	102,779
Louisiana-Pacific Corp. (Forest Products & Paper)	860	22,996
Lowe’s Cos., Inc. (Retail)	6,192	356,597
LSI Logic Corp. * (Semiconductors)	3,053	16,730
Lucent Technologies, Inc. * (Telecommunications)	34,142	128,374
M&T Bank Corp. (Banks)	946	102,017
Manor Care, Inc. (Healthcare-Services)	688	24,376
Marathon Oil Corp. (Oil & Gas)	2,752	103,503
Marriott International, Inc.—Class A (Lodging)	1,806	113,741
Marsh & McLennan Companies, Inc. (Insurance)	4,128	135,811
Marshall & Ilsley Corp. (Banks)	1,763	77,925
Masco Corp. (Building Materials)	3,440	125,663
Mattel, Inc. (Toys/Games/Hobbies)	3,268	63,694
Maxim Integrated Products, Inc. (Semiconductors)	2,580	109,366
MayDepartment Stores Co. (Retail)	2,322	68,267
Maytag Corp. (Home Furnishings)	645	13,610
MBIA, Inc. (Insurance)	1,118	70,747
MBNA Corp. (Diversified Financial Services)	10,105	284,860
McCormick & Co., Inc. (Food)	1,075	41,495
McDonald’s Corp. (Retail)	9,976	319,831
McGraw-Hill Companies, Inc. (Media)	1,505	137,768
McKesson Corp. (Commercial Services)	2,322	73,050
MeadWestvaco Corp. (Forest Products & Paper)	1,591	53,919
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,150	89,440
MedImmune, Inc. * (Biotechnology)	1,978	53,624
Medtronic, Inc. (Healthcare-Products)	9,589	476,286
Mellon Financial Corp. (Banks)	3,354	104,343
Merck & Co., Inc. (Pharmaceuticals)	17,587	565,246
Mercury Interactive Corp. * (Software)	731	33,297
Meredith Corp. (Media)	387	20,975
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	305,066
MetLife, Inc. (Insurance)	5,934	240,386
MGIC Investment Corp. (Insurance)	774	53,336
Micron Technology, Inc. * (Semiconductors)	4,859	60,009
Microsoft Corp. (Software)	86,172	2,301,653
Millipore Corp. * (Biotechnology)	387	19,276
Molex, Inc. (Electrical Components & Equipment)	1,505	45,150
Monsanto Co. (Agriculture)	2,107	117,044
Monster Worldwide, Inc. * (Internet)	946	31,823
Moody’s Corp. (Commercial Services)	1,161	100,833
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,686	482,247
Motorola, Inc. (Telecommunications)	18,705	321,726
Mylan Laboratories, Inc. (Pharmaceuticals)	2,150	38,012
Nabors Industries, Ltd. * (Oil & Gas)	1,161	59,548
National City Corp. (Banks)	5,246	196,987
National Semiconductors Corp. (Semiconductors)	2,838	50,942
Navistar International Corp. * (Auto Manufacturers)	559	24,585
NCR Corp. * (Computers)	731	50,607
Neenah Paper, Inc. * (Forest Products & Paper)	124	4,042
Network Appliance, Inc. * (Computers)	2,838	94,278

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Common Stocks, continued
	Shares	Value

New York Times Co.—Class A (Media)	1,161	$47,369
Newell Rubbermaid, Inc. (Housewares)	2,193	53,049
Newmont Mining Corp. (Mining)	3,526	156,590
News Corp.—Class A (Media)	20,038	373,909
Nextel Communications, Inc.—Class A * (Telecommunications)	8,815	264,450
NICOR, Inc. (Gas)	344	12,707
NIKE, Inc.—Class B (Apparel)	2,107	191,083
NiSource, Inc. (Electric)	2,107	47,997
Noble Corp. * (Oil & Gas)	1,075	53,471
Nordstrom, Inc. (Retail)	1,118	52,244
Norfolk Southern Corp. (Transportation)	3,139	113,600
North Fork Bancorp, Inc. (Banks)	2,064	59,546
Northern Trust Corp. (Banks)	1,763	85,647
Northrop Grumman Corp. (Aerospace/Defense)	2,838	154,274
Novell, Inc. * (Software)	3,053	20,608
Novellus Systems, Inc. * (Semiconductors)	1,118	31,181
Nucor Corp. (Iron/Steel)	1,290	67,518
NVIDIA Corp. * (Semiconductors)	1,333	31,405
Occidental Petroleum Corp. (Oil & Gas)	3,096	180,683
Office Depot, Inc. * (Retail)	2,494	43,296
OfficeMax, Inc. (Retail)	688	21,589
Omnicom Group, Inc. (Advertising)	1,505	126,901
Oracle Corp. * (Software)	40,979	562,232
PACCAR, Inc. (Auto Manufacturers)	1,376	110,740
Pactiv Corp. * (Packaging & Containers)	1,204	30,449
Pall Corp. (Miscellaneous Manufacturing)	989	28,632
Parametric Technology Corp. * (Software)	2,150	12,664
Parker Hannifin Corp. (Miscellaneous Manufacturing)	946	71,650
Paychex, Inc. (Commercial Services)	3,010	102,581
Penney (J.C) Co. (Retail)	2,279	94,351
Peoples Energy Corp. (Gas)	301	13,229
PeopleSoft, Inc. * (Software)	2,924	77,428
PepsiCo, Inc. (Beverages)	13,416	700,315
PerkinElmer, Inc. (Electronics)	1,032	23,210
Pfizer, Inc. (Pharmaceuticals)	59,856	1,609,527
PG&E Corp. * (Electric)	3,182	105,897
Phelps Dodge Corp. (Mining)	731	72,311
Pinnacle West Capital Corp. (Electric)	731	32,464
Pitney Bowes, Inc. (Office/Business Equipment)	1,849	85,572
Plum Creek Timber Company, Inc. (Forest Products & Paper)	1,462	56,199
PMC-Sierra, Inc. * (Semiconductors)	1,419	15,964
PNC Financial Services Group (Banks)	2,236	128,436
Power-One, Inc. * (Electrical Components & Equipment)	645	5,753
PPG Industries, Inc. (Chemicals)	1,376	93,788
PPL Corp. (Electric)	1,505	80,186
Praxair, Inc. (Chemicals)	2,580	113,907
Principal Financial Group, Inc. (Insurance)	2,494	102,104
Procter & Gamble Co. (Cosmetics/Personal Care)	20,167	1,110,798
Progress Energy, Inc. (Electric)	1,935	87,539
Progressive Corp. (Insurance)	1,720	145,925
Prologis (Real Estate Investment Trust)	1,462	63,348
Providian Financial Corp. * (Diversified Financial Services)	2,322	38,243
Prudential Financial, Inc. (Insurance)	4,128	226,875
Public Service Enterprise Group, Inc. (Electric)	1,892	97,949
Pulte Homes, Inc. (Home Builders)	989	63,098
QLogic Corp. * (Semiconductors)	731	26,850
Qualcomm, Inc. (Telecommunications)	12,900	546,960
Quest Diagnostics, Inc. (Healthcare-Services)	817	78,064
Qwest Communications International, Inc. * (Telecommunications)	14,405	63,958
RadioShack Corp. (Retail)	1,247	41,001
Raytheon Co. (Aerospace/Defense)	3,569	138,584
Reebok International, Ltd. (Apparel)	473	20,812
Regions Financial Corp. (Banks)	3,655	130,081
Reynolds American, Inc. (Agriculture)	1,161	91,255
Robert Half International, Inc. (Commercial Services)	1,376	40,496
Rockwell Collins, Inc. (Aerospace/Defense)	1,419	55,965
Rockwell International Corp. (Machinery-Diversified)	1,462	72,442
Rohm & Haas Co. (Chemicals)	1,763	77,977
Rowan Companies, Inc. * (Oil & Gas)	860	22,274
Ryder System, Inc. (Transportation)	516	24,649
Sabre Holdings Corp. (Leisure Time)	1,075	23,822
SAFECO Corp. (Insurance)	1,118	58,404
Safeway, Inc. * (Food)	3,526	69,603
Sanmina-SCI Corp. * (Electronics)	4,128	34,964
Sara Lee Corp. (Food)	6,278	151,551
SBC Communications, Inc. (Telecommunications)	26,273	677,055
Schering-Plough Corp. (Pharmaceuticals)	11,653	243,315
Schlumberger, Ltd. (Oil & Gas Services)	4,687	313,794
Schwab (Charles) Corp. (Diversified Financial Services)	10,836	129,599
Scientific-Atlanta, Inc. (Telecommunications)	1,204	39,744
Sealed Air Corp. * (Packaging & Containers)	645	34,359
Sears, Roebuck & Co. (Retail)	1,677	85,577
Sempra Energy (Gas)	1,849	67,821
Sherwin-Williams Co. (Chemicals)	1,118	49,896
Siebel Systems, Inc. * (Software)	3,999	41,990
Sigma-Aldrich Corp. (Chemicals)	559	33,797
Simon Property Group, Inc. (Real Estate Investment Trust)	1,634	105,671
SLM Corp. (Diversified Financial Services)	3,440	183,662
Snap-on, Inc. (Hand/Machine Tools)	473	16,252
Solectron Corp. * (Electronics)	7,611	40,567
Southern Co. (Electric)	5,848	196,026
Southwest Airlines Co. (Airlines)	6,278	102,206
Sovereign Bancorp, Inc. (Savings & Loans)	2,709	61,088
Sprint Corp. (Telecommunications)	11,525	286,384
St. Jude Medical, Inc. * (Healthcare-Products)	2,838	118,997
St. Paul Companies, Inc. (Insurance)	5,289	196,063
Stanley Works (Hand/Machine Tools)	645	31,599
Staples, Inc. (Retail)	3,956	133,357
Starbucks Corp. * (Retail)	3,139	195,748
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,634	95,426
State Street Corp. (Banks)	2,666	130,954
Stryker Corp. (Healthcare-Products)	3,182	153,532
Sun Microsystems, Inc. * (Computers)	26,359	141,811
SunGard Data Systems, Inc. * (Computers)	2,279	64,564
Sunoco, Inc. (Oil & Gas)	602	49,189
SunTrust Banks, Inc. (Banks)	2,236	165,196
SuperValu, Inc. (Food)	1,075	37,109
Symantec Corp. * (Internet)	4,988	128,491
Symbol Technologies, Inc. (Electronics)	1,892	32,732
Synovus Financial Corp. (Banks)	2,451	70,050
Sysco Corp. (Food)	5,074	193,675
T. Rowe Price Group, Inc. (Diversified Financial Services)	989	61,516
Target Corp. (Retail)	7,138	370,676
TECO Energy, Inc. (Electric)	1,591	24,406
Tektronix, Inc. (Electronics)	688	20,784
Tellabs, Inc. * (Telecommunications)	3,311	28,441
Temple-Inland, Inc. (Forest Products & Paper)	430	29,412
Tenet Healthcare Corp. * (Healthcare-Services)	3,698	40,604
Teradyne, Inc. * (Semiconductors)	1,548	26,424
Texas Instruments, Inc. (Semiconductors)	13,717	337,713
Textron, Inc. (Miscellaneous Manufacturing)	1,118	82,508
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,376	20,172
The Pepsi Bottling Group, Inc. (Beverages)	2,021	54,648
Thermo Electron Corp. * (Electronics)	1,290	38,945
Tiffany & Co. (Retail)	1,161	37,117

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Common Stocks, continued
	Shares	Value

Time Warner, Inc. * (Media)	36,249	$704,680
TJX Companies, Inc. (Retail)	3,870	97,253
Torchmark Corp. (Insurance)	860	49,140
Toys R Us, Inc. * (Retail)	1,677	34,328
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,537	107,543
Tribune Co. (Media)	2,537	106,909
TXU Corp. (Electric)	2,365	152,684
Tyco International, Ltd. (Miscellaneous Manufacturing)	15,910	568,623
U.S. Bancorp (Banks)	14,878	465,978
Union Pacific Corp. (Transportation)	2,064	138,804
Unisys Corp. * (Computers)	2,666	27,140
United Parcel Service, Inc.—Class B (Transportation)	8,901	760,679
United States Steel Corp. (Iron/Steel)	903	46,279
United Technologies Corp. (Aerospace/Defense)	4,042	417,742
UnitedHealth Group, Inc. (Healthcare-Services)	5,289	465,591
Univision Communications, Inc.—Class A * (Media)	2,537	74,258
Unocal Corp. (Oil & Gas)	2,107	91,107
UnumProvident Corp. (Insurance)	2,365	42,428
UST, Inc. (Agriculture)	1,290	62,062
Valero Energy Corp. (Oil & Gas)	2,064	93,706
Veritas Software Corp. * (Software)	3,440	98,212
Verizon Communications, Inc. (Telecommunications)	21,930	888,384
V.F. Corp. (Apparel)	860	47,627
Viacom, Inc.—Class B (Media)	13,760	500,726
Visteon Corp. (Auto Parts & Equipment)	1,032	10,083
Vulcan Materials Co. (Building Materials)	817	44,616
Wachovia Corp. (Banks)	11,937	627,885
Wal-Mart Stores, Inc. (Retail)	33,626	1,776,124
Walgreen Co. (Retail)	8,127	311,833
Walt Disney Co. (Media)	16,297	453,057
Washington Mutual, Inc. (Savings & Loans)	6,923	292,705
Waste Management, Inc. (Environmental Control)	4,601	137,754
Waters Corp. * (Electronics)	946	44,263
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	860	28,217
WellPoint, Inc. * (Healthcare-Services)	2,365	271,975
Wells Fargo & Co. (Banks)	13,373	831,131
Wendy’s International, Inc. (Retail)	903	35,452
Weyerhaeuser Co. (Forest Products & Paper)	1,892	127,180
Whirlpool Corp. (Home Furnishings)	516	35,712
Williams Companies, Inc. (Pipelines)	4,128	67,245
Wrigley (Wm.) Jr. Co. (Food)	1,763	121,982
Wyeth (Pharmaceuticals)	10,578	450,517
Xcel Energy, Inc. (Electric)	3,182	57,912
Xerox Corp. * (Office/Business Equipment)	6,665	113,371
Xilinx, Inc. (Semiconductors)	2,752	81,597
XL Capital, Ltd.—Class A (Insurance)	1,118	86,813
Yahoo!, Inc. * (Internet)	10,793	406,680
YUM! Brands, Inc. (Retail)	2,322	109,552
Zimmer Holdings, Inc. * (Healthcare-Products)	1,935	155,032
Zions Bancorp (Banks)	688	46,805

TOTAL COMMON STOCKS
(Cost $75,029,593)		88,847,725

Repurchase Agreements (7.0%)
	Principal Amount

UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $6,731,841 (Collateralized by $6,875,000 various U.S. Government Agency Obligations, 2.43%-3.37%, 1/5/05-10/5/07, market value $6,867,709)	$6,731,000	6,731,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,731,000)		6,731,000

TOTAL INVESTMENT SECURITIES
(Cost $81,760,593)—99.0%		95,578,725
Net other assets (liabilities)—1.0%		935,317

NET ASSETS—100.0%		$96,514,042

Futures Contracts Purchased
	Contract	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $79,471,150)	262	$1,742,202

Swap Agreements

Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/05 (Underlying notional amount at value $885,404)	731	5,123
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/31/05 (Underlying notional amount at value $31,336,161)	25,857	181,078

*	Non-income producing security

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Advertising	0.2%
Aerospace/Defense	1.6%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	6.0%
Beverages	2.1%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.5%
Commercial Services	0.8%
Computers	4.0%
Cosmetics/Personal Care	1.9%

See accompanying notes to the financial statements.

6

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2004

Distribution/Wholesale	0.1%
Diversified Financial Services	7.1%
Electric	2.6%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.6%
Forest Products & Paper	0.6%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare-Products	3.4%
Healthcare-Services	1.4%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.2%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.4%
Machinery-Diversified	0.3%
Machinery-Construction & Mining	0.3%
Media	3.5%
Mining	0.5%
Miscellaneous Manufacturing	5.6%
Office/Business Equipment	0.2%
Oil & Gas	5.7%
Oil & Gas Services	0.6%
Packaging & Containers	0.1%
Pharmaceuticals	5.5%
Pipelines	0.2%
Real Estate Investment Trust	0.4%
Retail	6.6%
Savings & Loans	0.5%
Semiconductors	2.9%
Software	4.5%
Telecommunications	5.5%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other **	8.0%

**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP UltraBull

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment securities, at value (cost $75,029,593)	$88,847,725
Repurchase agreements, at cost	6,731,000

Total Investments	95,578,725
Cash	106,402
Segregated cash balances with brokers for futures contracts	5,105,185
Dividends and interest receivable	107,127
Receivable for capital shares issued	13,107,415
Unrealized appreciation on swap agreements	186,201
Prepaid expenses	321

Total Assets	114,191,376

Liabilities:
Payable for investments purchased	4,113,937
Payable for capital shares redeemed	13,254,456
Variation margin on futures contracts	140,179
Advisory fees payable	60,746
Management services fees payable	12,150
Administration fees payable	2,471
Administrative services fees payable	38,270
Distribution fees payable	25,288
Other accrued expenses	29,837

Total Liabilities	17,677,334

Net Assets	$96,514,042

Net Assets consist of:
Capital	$101,545,988
Accumulated net investment income (loss)	87,792
Accumulated net realized gains (losses) on investments	(20,866,273)
Net unrealized appreciation (depreciation) on investments	15,746,535

Net Assets	$96,514,042

Shares of Beneficial Interest Outstanding	4,226,066

Net Asset Value (offering and redemption price per share)	$22.84

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$1,481,238
Interest	141,664

Total Investment Income	1,622,902

Expenses:
Advisory fees	608,427
Management services fees	121,687
Administration fees	26,861
Transfer agency fees	27,464
Administrative service fees	357,115
Distribution fees	202,823
Custody fees	70,875
Fund accounting fees	40,517
Other fees	48,947
Recoupment of prior expenses reimbursed by the Advisor	30,394

Total Expenses	1,535,110

Net Investment Income (Loss)	87,792

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securitites	(2,693,732)
Net realized gains (losses) on futures contracts	4,163,254
Net realized gains (losses) on swap agreements	3,093,728
Change in net unrealized appreciation/depreciation on investments	5,973,221

Net Realized and Unrealized Gains (Losses) on Investments	10,536,471

Change in Net Assets Resulting from Operations	$10,624,263

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP UltraBull

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2003

From Investment Activities:
Operations:
Net investment income (loss)	$87,792	$(125,471)
Net realized gains (losses) on investments	4,563,250	13,936,744
Change in net unrealized appreciation/depreciation on investments	5,973,221	6,291,597

Change in net assets resulting from operations	10,624,263	20,102,870

Distributions to Shareholders From:
Net realized gains on investments	(11,462,761)	—

Change in net assets resulting from distributions	(11,462,761)	—

Capital Transactions:
Proceeds from shares issued	1,064,598,352	681,554,558
Dividends reinvested	11,439,085	—
Cost of shares redeemed	(1,047,002,418)	(675,627,718)

Change in net assets resulting from capital transactions	29,035,019	5,926,840

Change in net assets	28,196,521	26,029,710
Net Assets:
Beginning of period	68,317,521	42,287,811

End of period	$96,514,042	$68,317,521

Accumulated net investment income (loss)	$87,792	$–

Share Transactions:
Issued	47,271,334	42,851,094
Reinvested	542,909	—
Redeemed	(46,666,380)	(42,686,917)

Change in shares	1,147,863	164,177

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$22.19	$14.51		$22.71		$30.00

Investment Activities:
Net investment income (loss)	0.02 (b)	(0.05	) (b)	(0.08	) (b)	(0.09	) (b)
Net realized and unrealized gains (losses) on investments	3.55	7.73		(8.12)		(7.20)

Total income (loss) from investment activities	3.57	7.68		(8.20)		(7.29)

Distributions to Shareholders From:
Net realized gains on investments	(2.92)	—		—		—–

Net Asset Value, End of Period	$22.84	$22.19		$14.51		$22.71

Total Return	17.18%	52.93%		(36.11)%		(24.30	)% (c)

Ratio to Average Net Assets:
Gross expenses (d)	1.89%	2.07%		2.12%		1.94%
Net expenses (d)	1.89%	1.84%		1.98%		1.94%
Net investment income (loss) (d)	0.11%	(0.32)%		(0.46)%		(0.42)%

Supplemental Data:
Net assets, end of period (000’s)	$96,514	$68,318		$42,288		$64,186
Portfolio turnover rate (e)	830%	1,124%		1,249%		682	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

PROFUNDS VP

Notes to Financial Statements
December 31, 2004

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP UltraBull (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFund VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund VP. In addition, in the normal course of business, the ProFund VP enters into contracts with its vendors and others that provide for general indemnifications. The ProFund VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund VP that have not occurred. However, based on experience, the ProFund VP expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that the Advisor deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by a Profund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the Profund VP will be monitored by the Advisor.

11

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

A ProFund VP requires that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss.

Real Estate Investment Trusts

The ProFund VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Joint Accounts

The ProFunds VP may utilize one or more joint accounts (the “Joint Accounts”) to facilitate the bulk purchase of money market instruments on behalf of the ProFunds VP to enable the ProFund VP to achieve greater administrative efficiencies of such investments once purchased. Assets in the Joint Accounts are invested as directed by the Advisor in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. A ProFund VP is not permitted to invest in a Joint Account unless the short-term investments in the Joint Account comply with the investment policies and restrictions of that ProFund VP. As of December 31, 2004, the ProFund VP was not participating in Joint Accounts.

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts

A ProFund VP may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into any offsetting transaction prior to settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

A ProFund VP may purchase and write call or put options on stock indexes and stock index futures to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a

12

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform. The ProFund VP did not write options during the period.

Swap Agreements

A ProFund VP may enter into swap agreements for purposes of pursuing its investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and all the securities of each particular ProFund VP.

A ProFund VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “ short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income
Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the

13

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis.

Distributions to Shareholders

The ProFund VP intends to declare and distribute net investment income and net realized capital gains, if any, at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Tax

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund VP intends to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds VP. The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on Trust level average net assets at an annualized tier rate ranging from 0.005% to 0.05%. Administration fees include additional fees paid to BISYS for support of the ProFunds compliance program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS receives a base fee, fees based on the number of ProFunds VP and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the Trust level average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP pays to the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the ProFund VP for serving in their respective roles. Each of the two Independent Trustees are compensated $10,000 per year, plus a maximum of $2,500 for each board meeting by the Trust. Each of the two Independent Trustees were compensated $20,000 ($40,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, during the year ended December 31, 2004 by the Trust. There are certain employees of the Advisor, such as the ProFunds Chief Compliance Officer and staff who administer the ProFunds compliance program, for whom the ProFunds reimburse the Advisor for certain amounts related to compensation and certain other expenses incurred. For the year ended December 31, 2004, the total related amounts paid by the Trust were $92,649.

The Advisor has contractually agreed to waive advisory and management servicies fees, and if necessary, reimburse certain other expenses of the ProFund VP for the year ending December 31, 2004 in order to limit the annual operating expenses to an annualized rate of 1.98% of its average daily net assets.

14

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2004

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitations in place at that time. As of December 31, 2004, the reimbursement that may potentially be made by the ProFund VP is as follows:

	Expires 2005	Expires 2006

ProFund VP UltraBull	$48,558	$86,758

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2004 were as follows:

	Purchases	Sales

ProFund VP UltraBull	$605,439,215	$578,761,366

5.	Federal Income Tax Information

As of the latest tax year end of December 31, 2004, the following ProFund VP had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Total

ProFund VP UltraBull	$6,605,770	$4,956,130	$1,935,011	$2,130,974	$15,627,885

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2004, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid

ProFund VP UltraBull	$6,190,347	$5,272,414	$11,462,761	$11,462,761

As of December 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP UltraBull	$7,557,369	$2,396,375	$(15,627,885)	$642,195	$(5,031,946)

At December 31, 2004, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP UltraBull	$95,122,731	$507,542	$(51,548)	$455,994

15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP UltraBull at December 31, 2004, the results of its operations for the period then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2005

16

PROFUNDS VP

Expense Example (unaudited)

As a fund shareholder, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July1, 2004 through December 31, 2004.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP UltraBull	$1,000.00	$1,119.80	$10.07	1.89%

*	Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expenses Paid During Period * 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04

ProFund VP UltraBull	$1,000.00	$1,015.63	$9.58	1.89%

*	Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

17

PROFUNDS VP

Trustees and Officers of ProFunds
(Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite:	Directorship Search	86	Directorship
c/o ProFunds		October	Group, Inc. (Executive		Search
7501 Wisconsin Avenue,		1997 to	Recruitment): Managing		Group, Inc.
Suite 1000		present	Director [March 1993 to
Bethesda, MD 20814			present]
Birth Date: 1957

Michael C. Wachs	Trustee	Indefinite:	AMC Delancey Group,	86	AMC
c/o ProFunds		October	Inc. (Real Estate		Delancey
7501 Wisconsin Avenue,		1997 to	Development): Vice		Group, Inc.
Suite 1000		present	President [January 2001
Bethesda, MD 20814			to present]; Delancey
Birth Date: 1961			Investment Group, Inc.
(Real Estate Development):
Vice President [May 1996
to December 2000]

Interested Trustee
Michael L. Sapir *	Trustee	Indefinite:	Chairman and Chief	86	None
7501 Wisconsin Avenue,		April 1997	Executive Officer of the
Suite 1000		to present	Advisor [May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958

* Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite:	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present	Executive Officer of the
Suite 1000			Advisor[May 1997 to
Bethesda, MD 20814			present]
Birth Date: 1958

Louis M. Mayberg	President	Indefinite:	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	[May 1997 to present]
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant	Secretary	Indefinite:	Vice President and General
7501 Wisconsin Avenue,		February 2003 to present	Counsel of the Advisor
Suite 1000			[January 2005 to present];
Chief Legal Counsel [July
Bethesda, MD 20814			2001 to December 2004]
Birth Date: 1966			GE Investment Management
Inc; Vice President and
Associate General Counsel
[April 1998 to June 2001];
Kirkpatrick & Lockhart LLP; Attorney [Prior to April 1998]

18

PROFUNDS VP

Trustees and Officers of ProFunds (continued)
(Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Victor M. Frye	Chief Compliance	Indefinite:	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present	Compliance officer to the
Suite 1000			Advisor [October 2002 to
Bethesda, MD 20814			present]; Counsel,
Birth Date: 1958			Compliance Officer and
Assistant Secretary –
Calvert Group, Ltd.
[January 1999 to
October 2002]

Troy A. Sheets	Treasurer	Indefinite:	BISYS Fund Services: Vice
3435 Stelzer Road		June 2002 to present	President of Financial
Columbus, Ohio 43219			Services [April 2002 to
Birth Date: 1971			present]; KPMG LLP: Senior
Manager [August 1993 to
March 2002]

John Danko	Vice President	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		August 1999 to present	Director of Client Services
Columbus, Ohio 43219			[February 1997 to present]
Birth Date: 1967

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

19

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the policies and procedures that the ProFund VP uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the ProFund VP’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Beginning with the fiscal quarter ended September 30, 2004, Schedules of Portfolio Holding for periods ending September 30 and March 31 are available without charge on the Commission’s website at http://www.sec.gov.or may be reviewed and copied at the Commissions public Reference Room in Washington, D.C. Information on the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/04

Item 2. Code of Ethics.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2003 $739,000

2004 $833,100

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 $5,700

2004 $12,000

The fees for both years relate to the review of the semi-annual report to shareholders and the review of an additional post-effective registration statement.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 $236,000

2004 $256,900

Fees for both years relate to the review of the registrant’s tax returns.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 $0

2004 $0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Funds by the Auditor, including the fees therefor. Pre-approval for a non-audit service is not required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Fund to the Auditor in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Funds at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Funds in accordance with paragraph (c)(7) of Rule 2-01, if the engagement relates directly to the operations and financial reporting of the Funds, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Funds, the Adviser and any affiliate of the Adviser that provides ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (without regard to this exception).

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2003	0%
2004	0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees. Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2003 $241,700

2004 $268,900

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Items 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

PROFUNDS Bull ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (77.4%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	8,496	$697,267
Abbott Laboratories (Pharmaceuticals)	16,992	792,677
ACE, Ltd. (Insurance)	3,068	131,157
ADC Telecommunications, Inc.* (Telecommunications)	8,791	23,560
Adobe Systems, Inc. (Software)	2,596	162,873
Advanced Micro Devices, Inc.* (Semiconductors)	3,835	84,447
AES Corp.* (Electric)	7,021	95,977
Aetna, Inc. (Healthcare—Services)	1,652	206,087
Affiliated Computer Services, Inc.—Class A* (Computers)	1,416	85,229
AFLAC, Inc. (Insurance)	5,487	218,602
Agilent Technologies, Inc.* (Electronics)	5,310	127,971
Air Products & Chemicals, Inc. (Chemicals)	2,478	143,650
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	1,003	48,716
Albertson’s, Inc. (Food)	4,012	95,807
Alcoa, Inc. (Mining)	9,440	296,604
Allegheny Energy, Inc.* (Electric)	1,357	26,746
Allegheny Technologies, Inc. (Iron/Steel)	1,062	23,014
Allergan, Inc. (Pharmaceuticals)	1,416	114,795
Allied Waste Industries, Inc.* (Environmental Control)	3,481	32,304
Allstate Corp. (Insurance)	7,552	390,589
Alltel Corp. (Telecommunications)	3,363	197,610
Altera Corp.* (Semiconductors)	4,071	84,270
Altria Group, Inc. (Agriculture)	22,302	1,362,652
Ambac Financial Group, Inc. (Insurance)	1,180	96,913
Amerada Hess Corp. (Oil & Gas)	1,003	82,627
Ameren Corp. (Electric)	2,124	106,497
American Electric Power, Inc. (Electric)	4,307	147,902
American Express Co. (Diversified Financial Services)	13,806	778,244
American International Group, Inc. (Insurance)	28,320	1,859,774
American Power Conversion Corp. (Electrical Components & Equipment)	2,183	46,716
American Standard Cos.* (Building Materials)	2,301	95,077
AmerisourceBergen Corp. (Pharmaceuticals)	1,239	72,705
Amgen, Inc.* (Biotechnology)	13,747	881,870
AmSouth Bancorp (Banks)	3,835	99,327
Anadarko Petroleum Corp. (Oil & Gas)	2,714	175,894
Analog Devices, Inc. (Semiconductors)	4,130	152,480
Andrew Corp.* (Telecommunications)	1,770	24,125
Anheuser-Busch Companies, Inc. (Beverages)	8,732	442,974
AON Corp. (Insurance)	3,422	81,649
Apache Corp. (Oil & Gas)	3,540	179,018
Apartment Investment and Management Co.—Class A (Real Estate Investment Trust)	1,003	38,656
Apollo Group, Inc.—Class A* (Commercial Services)	2,124	171,428
Apple Computer, Inc.* (Computers)	4,189	269,772
Applera Corp.—Applied Biosystems Group (Electronics)	2,183	45,647
Applied Materials, Inc.* (Semiconductors)	18,467	315,786
Applied Micro Circuits Corp.* (Semiconductors)	3,422	14,407
Archer-Daniels-Midland Co. (Agriculture)	7,080	157,955
Archstone-Smith Trust (Real Estate Investment Trust)	2,065	79,090
Ashland, Inc. (Chemicals)	767	44,777
AT&T Corp. (Telecommunications)	8,614	164,183

Common Stocks, continued
	Shares	Value
Autodesk, Inc. (Software)	2,478	$94,040
Automatic Data Processing, Inc. (Software)	6,372	282,598
AutoNation, Inc.* (Retail)	2,891	55,536
AutoZone, Inc.* (Retail)	885	80,809
Avaya, Inc.* (Telecommunications)	4,897	84,228
Avery Dennison Corp. (Household Products/Wares)	1,180	70,765
Avon Products, Inc. (Cosmetics/Personal Care)	5,133	198,647
Baker Hughes, Inc. (Oil & Gas Services)	3,658	156,087
Ball Corp. (Packaging & Containers)	1,239	54,491
Bank of America Corp. (Banks)	44,250	2,079,309
Bank of New York Company, Inc. (Banks)	8,437	281,965
Bard (C.R.), Inc. (Healthcare—Products)	1,121	71,722
Bausch & Lomb, Inc. (Healthcare—Products)	590	38,031
Baxter International, Inc. (Healthcare—Products)	6,667	230,278
BB&T Corp. (Banks)	6,018	253,057
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,121	114,690
Becton, Dickinson & Co. (Healthcare—Products)	2,714	154,155
Bed Bath & Beyond, Inc.* (Retail)	3,245	129,248
BellSouth Corp. (Telecommunications)	19,883	552,549
Bemis Company, Inc. (Packaging & Containers)	1,180	34,326
Best Buy Co., Inc. (Retail)	3,540	210,347
Big Lots, Inc.* (Retail)	1,239	15,029
Biogen Idec, Inc.* (Biotechnology)	3,658	243,659
Biomet, Inc. (Healthcare—Products)	2,773	120,320
BJ Services Co. (Oil & Gas Services)	1,770	82,376
Black & Decker Corp. (Hand/Machine Tools)	885	78,172
Block H & R, Inc. (Commercial Services)	1,770	86,730
BMC Software, Inc.* (Software)	2,419	44,993
Boeing Co. (Aerospace/Defense)	9,145	473,436
Boston Scientific Corp.* (Healthcare—Products)	9,145	325,105
Bristol-Myers Squibb Co. (Pharmaceuticals)	21,181	542,657
Broadcom Corp.—Class A* (Semiconductors)	3,481	112,367
Brown-Forman Corp. (Beverages)	1,298	63,187
Brunswick Corp. (Leisure Time)	1,062	52,569
Burlington Northern Santa Fe Corp. (Transportation)	4,071	192,599
Burlington Resources, Inc. (Oil & Gas)	4,307	187,355
Calpine Corp.* (Electric)	4,838	19,062
Campbell Soup Co. (Food)	4,484	134,027
Capital One Financial Corp. (Diversified Financial Services)	2,655	223,578
Cardinal Health, Inc. (Pharmaceuticals)	4,661	271,037
Caremark Rx, Inc.* (Pharmaceuticals)	5,074	200,068
Carnival Corp. (Leisure Time)	6,903	397,819
Caterpillar, Inc. (Machinery—Construction & Mining)	3,717	362,445
Cendant Corp. (Commercial Services)	11,505	268,986
CenterPoint Energy, Inc. (Electric)	3,363	38,002
Centex Corp. (Home Builders)	1,357	80,850
CenturyTel, Inc. (Telecommunications)	1,475	52,318
ChevronTexaco Corp. (Oil & Gas)	23,187	1,217,549
Chiron Corp.* (Biotechnology)	2,065	68,826
Chubb Corp. (Insurance)	2,065	158,799
CIENA Corp.* (Telecommunications)	6,195	20,691
CIGNA Corp. (Insurance)	1,475	120,316
Cincinnati Financial Corp. (Insurance)	1,829	80,952
Cinergy Corp. (Electric)	1,947	81,054
Cintas Corp. (Textiles)	1,888	82,808
Circuit City Stores, Inc. (Retail)	2,183	34,142

See accompanying notes to the financial statements.

1

PROFUNDS Bull ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Cisco Systems, Inc.* (Telecommunications)	73,514	$1,418,820
CIT Group, Inc. (Diversified Financial Services)	2,124	97,322
Citigroup, Inc. (Diversified Financial Services)	56,345	2,714,702
Citizens Communications Co. (Telecommunications)	3,599	49,630
Citrix Systems, Inc.* (Software)	1,829	44,865
Clear Channel Communications, Inc. (Media)	6,431	215,374
Clorox Co. (Household Products/Wares)	2,301	135,598
CMS Energy Corp.* (Electric)	1,770	18,497
Coach, Inc.* (Apparel)	2,065	116,466
Coca-Cola Co. (Beverages)	26,373	1,097,908
Coca-Cola Enterprises, Inc. (Beverages)	5,074	105,793
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,782	295,807
Comcast Corp.—Special Class A* (Media)	24,308	808,970
Comerica, Inc. (Banks)	1,888	115,206
Compass Bancshares, Inc. (Banks)	1,298	63,174
Computer Associates International, Inc. (Software)	6,372	197,914
Computer Sciences Corp.* (Computers)	2,065	116,404
Compuware Corp.* (Software)	4,189	27,103
Comverse Technology, Inc.* (Telecommunications)	2,124	51,932
ConAgra Foods, Inc. (Food)	5,723	168,542
ConocoPhillips (Oil & Gas)	7,493	650,617
Consolidated Edison, Inc. (Electric)	2,655	116,156
Constellation Energy Group, Inc. (Electric)	1,888	82,524
Convergys Corp.* (Commercial Services)	1,534	22,995
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,003	68,094
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	826	17,800
Coors (Adolph) Co.—Class B (Beverages)	413	31,252
Corning, Inc.* (Telecommunications)	15,163	178,469
Costco Wholesale Corp. (Retail)	5,015	242,776
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,136	227,093
CSX Corp. (Transportation)	2,360	94,589
Cummins, Inc. (Machinery—Diversified)	472	39,549
CVS Corp. (Retail)	4,366	196,776
Dana Corp. (Auto Parts & Equipment)	1,652	28,629
Danaher Corp. (Miscellaneous Manufacturing)	3,363	193,070
Darden Restaurants, Inc. (Retail)	1,711	47,463
Deere & Co. (Machinery—Diversified)	2,714	201,922
Dell, Inc.* (Computers)	27,140	1,143,680
Delphi Corp. (Auto Parts & Equipment)	6,077	54,815
Delta Air Lines, Inc.* (Airlines)	1,357	10,150
Devon Energy Corp. (Oil & Gas)	5,310	206,665
Dillards, Inc.—Class A (Retail)	885	23,780
Dollar General Corp. (Retail)	3,599	74,751
Dominion Resources, Inc. (Electric)	3,599	243,797
Donnelley (Commercial Services)	2,360	83,284
Dover Corp. (Miscellaneous Manufacturing)	2,183	91,555
Dow Chemical Co. (Chemicals)	10,207	505,349
Dow Jones & Company, Inc. (Media)	885	38,108
DTE Energy Co. (Electric)	1,888	81,429
Du Pont (Chemicals)	10,856	532,488
Duke Energy Corp. (Electric)	10,207	258,544
Dynegy, Inc.—Class A* (Pipelines)	4,130	19,081
E*TRADE Financial Corp.* (Diversified Financial Services)	4,071	60,861

Common Stocks, continued
	Shares	Value
Eastman Chemical Co. (Chemicals)	826	$47,685
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,127	100,846
Eaton Corp. (Miscellaneous Manufacturing)	1,652	119,539
eBay, Inc.* (Internet)	7,198	836,984
Ecolab, Inc. (Chemicals)	2,773	97,415
Edison International (Electric)	3,540	113,386
El Paso Corp. (Pipelines)	6,962	72,405
Electronic Arts, Inc.* (Software)	3,304	203,791
Electronic Data Systems Corp. (Computers)	5,546	128,113
Eli Lilly & Co. (Pharmaceuticals)	12,272	696,436
EMC Corp.* (Computers)	26,137	388,657
Emerson Electric Co. (Electrical Components & Equipment)	4,543	318,465
Engelhard Corp. (Chemicals)	1,357	41,619
Entergy Corp. (Electric)	2,478	167,488
EOG Resources, Inc. (Oil & Gas)	1,298	92,625
Equifax, Inc. (Commercial Services)	1,475	41,448
Equity Office Properties Trust (Real Estate Investment Trust)	4,366	127,138
Equity Residential Properties Trust (Real Estate Investment Trust)	3,068	111,000
Exelon Corp. (Electric)	7,198	317,217
Express Scripts, Inc.—Class A* (Pharmaceuticals)	826	63,139
Exxon Mobil Corp. (Oil & Gas)	70,741	3,626,184
Family Dollar Stores, Inc. (Retail)	1,829	57,120
Fannie Mae (Diversified Financial Services)	10,502	747,847
Federated Department Stores, Inc. (Retail)	1,947	112,517
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,180	35,872
FedEx Corp. (Transportation)	3,245	319,600
Fifth Third Bancorp (Banks)	6,195	292,900
First Data Corp. (Software)	9,322	396,558
First Horizon National Corp. (Banks)	1,357	58,500
FirstEnergy Corp. (Electric)	3,599	142,196
Fiserv, Inc.* (Software)	2,124	85,364
Fisher Scientific International, Inc.* (Electronics)	1,239	77,289
Fluor Corp. (Engineering & Construction)	885	48,241
Ford Motor Co. (Auto Manufacturers)	19,883	291,087
Forest Laboratories, Inc.* (Pharmaceuticals)	4,012	179,978
Fortune Brands, Inc. (Household Products/Wares)	1,593	122,948
FPL Group, Inc. (Electric)	2,006	149,949
Franklin Resources, Inc. (Diversified Financial Services)	2,714	189,030
Freddie Mac (Diversified Financial Services)	7,493	552,234
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,947	74,434
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	4,372	80,270
Gannett Co., Inc. (Media)	2,891	236,195
Gap, Inc. (Retail)	9,853	208,095
Gateway, Inc.* (Computers)	4,071	24,467
General Dynamics Corp. (Aerospace/Defense)	2,183	228,342
General Electric Co. (Miscellaneous Manufacturing)	114,814	4,190,711
General Mills, Inc. (Food)	4,130	205,302
General Motors Corp. (Auto Manufacturers)	6,136	245,808
Genuine Parts Co. (Distribution/Wholesale)	1,888	83,185

See accompanying notes to the financial statements.

2

PROFUNDS Bull ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Genzyme Corp.—General Division* (Biotechnology)	2,478	$143,897
Georgia Pacific Corp. (Forest Products & Paper)	2,832	106,143
Gilead Sciences, Inc.* (Pharmaceuticals)	4,661	163,088
Gillette Co. (Cosmetics/Personal Care)	10,915	488,774
Golden West Financial Corp. (Savings & Loans)	3,304	202,932
Goodrich Corp. (Aerospace/Defense)	1,298	42,367
Grainger (Distribution/Wholesale)	1,003	66,820
Great Lakes Chemical Corp. (Chemicals)	531	15,128
Guidant Corp. (Healthcare—Products)	3,422	246,726
Halliburton Co. (Oil & Gas Services)	4,779	187,528
Harley-Davidson, Inc. (Leisure Time)	3,186	193,550
Harrah’s Entertainment, Inc. (Lodging)	1,239	82,877
Hartford Financial Services Group, Inc. (Insurance)	3,186	220,822
Hasbro, Inc. (Toys/Games/Hobbies)	1,947	37,733
HCA, Inc. (Healthcare—Services)	5,251	209,829
Health Management Associates, Inc.—Class A (Healthcare—Services)	2,655	60,322
Heinz (H.J.) Co. (Food)	3,776	147,226
Hercules, Inc.* (Chemicals)	1,239	18,399
Hershey Foods Corp. (Food)	2,655	147,459
Hewlett-Packard Co. (Computers)	32,863	689,137
Hilton Hotels Corp. (Lodging)	4,189	95,258
Home Depot, Inc. (Retail)	23,895	1,021,272
Honeywell International, Inc. (Miscellaneous Manufacturing)	9,322	330,092
Hospira, Inc.* (Pharmaceuticals)	1,711	57,319
Humana, Inc.* (Healthcare—Services)	1,711	50,800
Huntington Bancshares, Inc. (Banks)	2,478	61,405
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,304	306,215
IMS Health, Inc. (Software)	2,537	58,884
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,888	151,606
Intel Corp. (Semiconductors)	69,738	1,631,172
International Business Machines Corp. (Computers)	18,231	1,797,212
International Flavors & Fragrances, Inc. (Chemicals)	1,003	42,969
International Game Technology (Entertainment)	3,776	129,819
International Paper Co. (Forest Products & Paper)	5,310	223,020
Interpublic Group of Companies, Inc.* (Advertising)	4,602	61,667
Intuit, Inc.* (Software)	2,065	90,881
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,003	84,703
J.P. Morgan Chase & Co. (Diversified Financial Services)	38,763	1,512,145
Jabil Circuit, Inc.* (Electronics)	2,183	55,841
Janus Capital Group, Inc. (Diversified Financial Services)	2,596	43,639
JDS Uniphase Corp.* (Telecommunications)	15,635	49,563
Jefferson-Pilot Corp. (Insurance)	1,475	76,641
Johnson & Johnson (Healthcare—Products)	32,273	2,046,754
Johnson Controls, Inc. (Auto Parts & Equipment)	2,065	131,004
Jones Apparel Group, Inc. (Apparel)	1,357	49,625
KB Home (Home Builders)	531	55,436
Kellogg Co. (Food)	4,484	200,255
Kerr-McGee Corp. (Oil & Gas)	1,652	95,469

Common Stocks, continued
	Shares	Value
KeyCorp (Banks)	4,425	$150,008
KeySpan Corp. (Gas)	1,770	69,827
Kimberly-Clark Corp. (Household Products/Wares)	5,369	353,333
Kinder Morgan, Inc. (Pipelines)	1,357	99,236
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,655	32,922
KLA—Tencor Corp.* (Semiconductors)	2,124	98,936
Knight-Ridder, Inc. (Media)	826	55,292
Kohls Corp.* (Retail)	3,717	182,765
Kroger Co.* (Food)	8,024	140,741
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,180	86,423
Laboratory Corp. of America Holdings* (Healthcare—Services)	1,475	73,485
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,065	58,708
Lexmark International Group, Inc.* (Computers)	1,416	120,360
Limited, Inc. (Retail)	5,133	118,162
Lincoln National Corp. (Insurance)	1,888	88,132
Linear Technology Corp. (Semiconductors)	3,363	130,350
Liz Claiborne, Inc. (Apparel)	1,180	49,808
Lockheed Martin Corp. (Aerospace/Defense)	4,838	268,751
Loews Corp. (Insurance)	2,006	141,022
Louisiana-Pacific Corp. (Forest Products & Paper)	1,180	31,553
Lowe’s Cos., Inc. (Retail)	8,496	489,285
LSI Logic Corp.* (Semiconductors)	4,189	22,956
Lucent Technologies, Inc.* (Telecommunications)	46,846	176,141
M&T Bank Corp. (Banks)	1,298	139,976
Manor Care, Inc. (Healthcare—Services)	944	33,446
Marathon Oil Corp. (Oil & Gas)	3,776	142,015
Marriott International, Inc.—Class A (Lodging)	2,478	156,064
Marsh & McLennan Companies, Inc. (Insurance)	5,664	186,346
Marshall & Ilsley Corp. (Banks)	2,419	106,920
Masco Corp. (Building Materials)	4,720	172,422
Mattel, Inc. (Toys/Games/Hobbies)	4,484	87,393
Maxim Integrated Products, Inc. (Semiconductors)	3,540	150,061
May Department Stores Co. (Retail)	3,186	93,668
Maytag Corp. (Home Furnishings)	885	18,674
MBIA, Inc. (Insurance)	1,534	97,072
MBNA Corp. (Diversified Financial Services)	13,865	390,854
McCormick & Co., Inc. (Food)	1,475	56,935
McDonald’s Corp. (Retail)	13,688	438,837
McGraw-Hill Companies, Inc. (Media)	2,065	189,030
McKesson Corp. (Commercial Services)	3,186	100,232
MeadWestvaco Corp. (Forest Products & Paper)	2,183	73,982
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,950	122,720
MedImmune, Inc.* (Biotechnology)	2,714	73,577
Medtronic, Inc. (Healthcare—Products)	13,157	653,508
Mellon Financial Corp. (Banks)	4,602	143,168
Merck & Co., Inc. (Pharmaceuticals)	24,131	775,570
Mercury Interactive Corp.* (Software)	1,003	45,687
Meredith Corp. (Media)	531	28,780
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,168	189,351
MetLife, Inc. (Insurance)	8,142	329,832
MGIC Investment Corp. (Insurance)	1,062	73,182
Micron Technology, Inc.* (Semiconductors)	6,667	82,337
Microsoft Corp. (Software)	118,236	3,158,084

See accompanying notes to the financial statements.

3

PROFUNDS Bull ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Millipore Corp.* (Biotechnology)	531	$26,449
Molex, Inc. (Electrical Components & Equipment)	2,065	61,950
Monsanto Co. (Agriculture)	2,891	160,595
Monster Worldwide, Inc.* (Internet)	1,298	43,665
Moody’s Corp. (Commercial Services)	1,593	138,352
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	11,918	661,687
Motorola, Inc. (Telecommunications)	25,665	441,438
Mylan Laboratories, Inc. (Pharmaceuticals)	2,950	52,156
Nabors Industries, Ltd.* (Oil & Gas)	1,593	81,705
National City Corp. (Banks)	7,198	270,285
National Semiconductor Corp. (Semiconductors)	3,894	69,897
Navistar International Corp.* (Auto Manufacturers)	767	33,733
NCR Corp.* (Computers)	1,003	69,438
Neenah Paper, Inc.* (Forest Products & Paper)	176	5,738
Network Appliance, Inc.* (Computers)	3,894	129,359
New York Times Co.—Class A (Media)	1,593	64,994
Newell Rubbermaid, Inc. (Housewares)	3,009	72,788
Newmont Mining Corp. (Mining)	4,838	214,856
News Corp.—Class A (Media)	27,494	513,038
Nextel Communications, Inc.—Class A* (Telecommunications)	12,095	362,850
NICOR, Inc. (Gas)	472	17,436
NIKE, Inc.—Class B (Apparel)	2,891	262,186
NiSource, Inc. (Electric)	2,891	65,857
Noble Corp.* (Oil & Gas)	1,475	73,367
Nordstrom, Inc. (Retail)	1,534	71,684
Norfolk Southern Corp. (Transportation)	4,307	155,870
North Fork Bancorp, Inc. (Banks)	2,832	81,703
Northern Trust Corp. (Banks)	2,419	117,515
Northrop Grumman Corp. (Aerospace/Defense)	3,894	211,678
Novell, Inc.* (Software)	4,189	28,276
Novellus Systems, Inc.* (Semiconductors)	1,534	42,783
Nucor Corp. (Iron/Steel)	1,770	92,641
NVIDIA Corp.* (Semiconductors)	1,829	43,091
Occidental Petroleum Corp. (Oil & Gas)	4,248	247,913
Office Depot, Inc.* (Retail)	3,422	59,406
OfficeMax, Inc. (Retail)	944	29,623
Omnicom Group, Inc. (Advertising)	2,065	174,121
Oracle Corp.* (Software)	56,227	771,434
PACCAR, Inc. (Auto Manufacturers)	1,888	151,946
Pactiv Corp.* (Packaging & Containers)	1,652	41,779
Pall Corp. (Miscellaneous Manufacturing)	1,357	39,285
Parametric Technology Corp.* (Software)	2,950	17,376
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,298	98,311
Paychex, Inc. (Commercial Services)	4,130	140,750
Penney (Retail)	3,127	129,458
Peoples Energy Corp. (Gas)	413	18,151
PeopleSoft, Inc.* (Software)	4,012	106,238
PepsiCo, Inc. (Beverages)	18,408	960,898
PerkinElmer, Inc. (Electronics)	1,416	31,846
Pfizer, Inc. (Pharmaceuticals)	82,128	2,208,422
PG&E Corp.* (Electric)	4,366	145,300
Phelps Dodge Corp. (Mining)	1,003	99,217
Pinnacle West Capital Corp. (Electric)	1,003	44,543
Pitney Bowes, Inc. (Office/Business Equipment)	2,537	117,412
Plum Creek Timber Company, Inc. (Forest Products & Paper)	2,006	77,111
PMC-Sierra, Inc.* (Semiconductors)	1,947	21,904

Common Stocks, continued
	Shares	Value
PNC Financial Services Group (Banks)	3,068	$176,226
Power-One, Inc.* (Electrical Components & Equipment)	885	7,894
PPG Industries, Inc. (Chemicals)	1,888	128,686
PPL Corp. (Electric)	2,065	110,023
Praxair, Inc. (Chemicals)	3,540	156,291
Principal Financial Group, Inc. (Insurance)	3,422	140,097
Procter & Gamble Co. (Cosmetics/Personal Care)	27,671	1,524,119
Progress Energy, Inc. (Electric)	2,844	120,112
Progressive Corp. (Insurance)	2,360	200,222
Prologis (Real Estate Investment Trust)	2,006	86,920
Providian Financial Corp.* (Diversified Financial Services)	3,186	52,473
Prudential Financial, Inc. (Insurance)	5,664	311,293
Public Service Enterprise Group, Inc. (Electric)	2,596	134,395
Pulte Homes, Inc. (Home Builders)	1,357	86,577
QLogic Corp.* (Semiconductors)	1,003	36,840
Qualcomm, Inc. (Telecommunications)	17,700	750,480
Quest Diagnostics, Inc. (Healthcare—Services)	1,121	107,112
Qwest Communications International, Inc.* (Telecommunications)	19,765	87,757
RadioShack Corp. (Retail)	1,711	56,258
Raytheon Co. (Aerospace/Defense)	4,897	190,151
Reebok International, Ltd. (Apparel)	649	28,556
Regions Financial Corp. (Banks)	5,015	178,484
Reynolds American, Inc. (Agriculture)	1,593	125,210
Robert Half International, Inc. (Commercial Services)	1,888	55,564
Rockwell Collins, Inc. (Aerospace/Defense)	1,947	76,790
Rockwell International Corp. (Machinery—Diversified)	2,006	99,397
Rohm & Haas Co. (Chemicals)	2,419	106,992
Rowan Companies, Inc.* (Oil & Gas)	1,180	30,562
Ryder System, Inc. (Transportation)	708	33,821
Sabre Holdings Corp. (Leisure Time)	1,475	32,686
SAFECO Corp. (Insurance)	1,534	80,136
Safeway, Inc.* (Food)	4,838	95,502
Sanmina-SCI Corp.* (Electronics)	5,664	47,974
Sara Lee Corp. (Food)	8,614	207,942
SBC Communications, Inc. (Telecommunications)	36,049	928,983
Schering-Plough Corp. (Pharmaceuticals)	15,989	333,850
Schlumberger, Ltd. (Oil & Gas Services)	6,431	430,555
Schwab (Diversified Financial Services)	14,868	177,821
Scientific-Atlanta, Inc. (Telecommunications)	1,652	54,533
Sealed Air Corp.* (Packaging & Containers)	885	47,144
Sears, Roebuck & Co. (Retail)	2,301	117,420
Sempra Energy (Gas)	2,537	93,057
Sherwin-Williams Co. (Chemicals)	1,534	68,462
Siebel Systems, Inc.* (Software)	5,487	57,614
Sigma-Aldrich Corp. (Chemicals)	767	46,373
Simon Property Group, Inc. (Real Estate Investment Trust)	2,242	144,989
SLM Corp. (Diversified Financial Services)	4,720	252,001
Snap-on, Inc. (Hand/Machine Tools)	649	22,300
Solectron Corp.* (Electronics)	10,443	55,661
Southern Co. (Electric)	8,024	268,965
Southwest Airlines Co. (Airlines)	8,614	140,236
Sovereign Bancorp, Inc. (Savings & Loans)	3,717	83,818
Sprint Corp. (Telecommunications)	15,812	392,928
St. Jude Medical, Inc.* (Healthcare—Products)	3,894	163,275

See accompanying notes to the financial statements.

4

PROFUNDS Bull ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
St. Paul Companies, Inc. (Insurance)	7,257	$269,017
Stanley Works (Hand/Machine Tools)	885	43,356
Staples, Inc. (Retail)	5,428	182,978
Starbucks Corp.* (Retail)	4,307	268,585
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,242	130,933
State Street Corp. (Banks)	3,658	179,681
Stryker Corp. (Healthcare—Products)	4,366	210,660
Sun Microsystems, Inc.* (Computers)	36,167	194,578
SunGard Data Systems, Inc.* (Computers)	3,127	88,588
Sunoco, Inc. (Oil & Gas)	826	67,492
SunTrust Banks, Inc. (Banks)	3,068	226,664
SuperValu, Inc. (Food)	1,475	50,917
Symantec Corp.* (Internet)	6,844	176,301
Symbol Technologies, Inc. (Electronics)	2,596	44,911
Synovus Financial Corp. (Banks)	3,363	96,115
Sysco Corp. (Food)	6,962	265,740
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,357	84,405
Target Corp. (Retail)	9,794	508,602
TECO Energy, Inc. (Electric)	2,183	33,487
Tektronix, Inc. (Electronics)	944	28,518
Tellabs, Inc.* (Telecommunications)	4,543	39,024
Temple-Inland, Inc. (Forest Products & Paper)	590	40,356
Tenet Healthcare Corp.* (Healthcare—Services)	5,074	55,713
Teradyne, Inc.* (Semiconductors)	2,124	36,257
Texas Instruments, Inc. (Semiconductors)	18,821	463,372
Textron, Inc. (Miscellaneous Manufacturing)	1,534	113,209
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,888	27,678
The Pepsi Bottling Group, Inc. (Beverages)	2,773	74,982
Thermo Electron Corp.* (Electronics)	1,770	53,436
Tiffany & Co. (Retail)	1,593	50,928
Time Warner, Inc.* (Media)	49,737	966,888
TJX Companies, Inc. (Retail)	5,310	133,440
Torchmark Corp. (Insurance)	1,180	67,425
Toys R Us, Inc.* (Retail)	2,301	47,101
Transocean Sedco Forex, Inc.* (Oil & Gas)	3,481	147,560
Tribune Co. (Media)	3,481	146,689
TXU Corp. (Electric)	3,245	209,497
Tyco International, Ltd. (Miscellaneous Manufacturing)	21,830	780,204
U.S. Bancorp (Banks)	20,414	639,366
Union Pacific Corp. (Transportation)	2,832	190,452
Unisys Corp.* (Computers)	3,658	37,238
United Parcel Service, Inc.—Class B (Transportation)	12,213	1,043,723
United States Steel Corp. (Iron/Steel)	1,239	63,499
United Technologies Corp. (Aerospace/Defense)	5,546	573,179
UnitedHealth Group, Inc. (Healthcare-Services)	7,257	638,834
Univision Communications, Inc.—Class A* (Media)	3,481	101,889
Unocal Corp. (Oil & Gas)	2,891	125,007
UnumProvident Corp. (Insurance)	3,245	58,215
UST, Inc. (Agriculture)	1,770	85,155
Valero Energy Corp. (Oil & Gas)	2,832	128,573
Veritas Software Corp.* (Software)	4,720	134,756
Verizon Communications, Inc. (Telecommunications)	30,090	1,218,946
V. F. Corp. (Apparel)	1,180	65,348
Viacom, Inc.—Class B (Media)	18,880	687,043

Common Stocks, continued
	Shares	Value
Visteon Corp. (Auto Parts & Equipment)	1,416	$13,834
Vulcan Materials Co. (Building Materials)	1,121	61,218
Wachovia Corp. (Banks)	16,824	884,942
Wal-Mart Stores, Inc. (Retail)	46,138	2,437,009
Walgreen Co. (Retail)	11,151	427,864
Walt Disney Co. (Media)	22,361	621,636
Washington Mutual, Inc. (Savings & Loans)	9,499	401,618
Waste Management, Inc. (Environmental Control)	6,313	189,011
Waters Corp.* (Electronics)	1,298	60,733
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,180	38,716
WellPoint, Inc.* (Healthcare—Services)	3,245	373,174
Wells Fargo & Co. (Banks)	18,349	1,140,390
Wendy’s International, Inc. (Retail)	1,239	48,642
Weyerhaeuser Co. (Forest Products & Paper)	2,596	174,502
Whirlpool Corp. (Home Furnishings)	708	49,000
Williams Companies, Inc. (Pipelines)	5,664	92,266
Wrigley (Wm.) Jr. Co. (Food)	2,419	167,370
Wyeth (Pharmaceuticals)	14,514	618,151
Xcel Energy, Inc. (Electric)	4,366	79,460
Xerox Corp.* (Office/Business Equipment)	9,145	155,557
Xilinx, Inc. (Semiconductors)	3,776	111,957
XL Capital, Ltd.—Class A (Insurance)	1,534	119,115
Yahoo!, Inc.* (Internet)	14,809	558,003
YUM! Brands, Inc. (Retail)	3,186	150,315
Zimmer Holdings, Inc.* (Healthcare—Products)	2,655	212,719
Zions Bancorp (Banks)	944	64,220

TOTAL COMMON STOCKS (Cost $103,998,643)		121,696,920

Repurchase Agreements (21.3%)
	Principal Amount
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $33,598,199 (Collateralized by $37,842,000 Federal National Mortgage Association, 3.37%, 10/5/07, market value $34,266,480)	$33,594,000	33,594,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,594,000)		33,594,000

Rights/Warrants(NM)
	Shares
Lucent Technologies, Inc. (Telecommunications)	5,670	8,959

TOTAL RIGHTS/WARRANTS (Cost $0)		8,959

TOTAL INVESTMENT SECURITIES (Cost $137,592,643)—98.7%		155,299,879
Net other assets (liabilities)—1.3%		2,059,770

NET ASSETS—100.0%		$157,359,649

See accompanying notes to the financial statements.

5

PROFUNDS Bull ProFund	Schedule of Portfolio Investments December 31, 2004

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $36,399,000)	120	$187,568

*	Non-income producing security

Bull ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	1.4%
Agriculture	1.2%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.0%
Beverages	1.8%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.7%
Computers	3.4%
Cosmetics/Personal Care	1.6%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.9%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.5%
Gas	0.1%

Industry	Percentage of Net Assets
Hand/Machine Tools	0.1%
Healthcare—Products	2.8%
Healthcare—Services	1.1%
Home Builders	0.1%
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.6%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.3%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.2%
Media	3.0%
Mining	0.4%
Miscellaneous Manufacturing	4.7%
Office/Business Equipment	0.2%
Oil & Gas	4.8%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	4.7%
Pipelines	0.2%
Real Estate Investment Trust	0.4%
Retail	5.5%
Savings & Loans	0.4%
Semiconductors	2.4%
Software	3.8%
Telecommunications	4.7%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other**	22.6%

NM	Not meaningful, amount is less than 0.05%.
**	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

6

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (73.4%)
	Shares	Value
21st Century Insurance Group (Insurance)	5,907	$80,335
99 Cents Only Stores* (Retail)	13,425	216,948
A.C. Moore Arts & Crafts, Inc.* (Retail)	3,759	108,297
AAR Corp.* (Aerospace/Defense)	9,129	124,337
Aaron Rents, Inc. (Commercial Services)	9,666	241,650
Abaxis, Inc.* (Healthcare—Products)	4,833	70,030
Abgenix, Inc.* (Pharmaceuticals)	22,554	233,208
ABM Industries, Inc. (Commercial Services)	10,203	201,203
Acadia Realty Trust (Real Estate Investment Trust)	6,981	113,790
Actuant Corp.* (Miscellaneous Manufacturing)	5,907	308,050
Acuity Brands, Inc. (Miscellaneous Manufacturing)	7,518	239,072
Adaptec, Inc.* (Telecommunications)	28,998	220,095
Advanced Digital Information Corp.* (Computers)	17,721	177,564
Advisory Board Co.* (Commercial Services)	4,833	178,241
ADVO, Inc. (Advertising)	7,518	268,017
Affordable Residential Communities (Real Estate Investment Trust)	6,981	100,177
Agile Software Corp.* (Internet)	14,499	118,457
AirTran Holdings, Inc.* (Airlines)	12,351	132,156
AK Steel Holding Corp.* (Iron/Steel)	30,072	435,142
Alabama National BanCorp (Banks)	3,222	207,819
Alamosa Holdings, Inc.* (Telecommunications)	17,721	220,981
Albany International Corp.—Class A (Machinery—Diversified)	6,981	245,452
Albany Molecular Research, Inc.* (Commercial Services)	6,444	71,786
Albemarle Corp. (Chemicals)	4,833	187,085
Alfa Corp. (Insurance)	9,129	138,624
Alkermes, Inc.* (Pharmaceuticals)	20,943	295,087
Allegheny Technologies, Inc. (Iron/Steel)	15,036	325,830
Alliance Gaming Corp.* (Entertainment)	13,962	192,815
Alpharma, Inc. (Pharmaceuticals)	5,907	100,124
Altiris, Inc.* (Software)	5,907	209,285
AMCOL International Corp. (Mining)	5,907	118,672
American Medical Systems Holdings, Inc.* (Healthcare—Products)	6,981	291,876
American States Water Co. (Water)	4,296	111,696
American Woodmark Corp. (Home Furnishings)	3,222	140,737
AMERIGROUP Corp.* (Healthcare—Services)	2,148	162,518
Amis Holdings, Inc.* (Semiconductors)	8,592	141,940
Amli Residential Properties Trust (Real Estate Investment Trust)	6,981	223,392
AmSurg Corp.* (Healthcare—Services)	8,055	237,945
Anaren Microwave, Inc.* (Telecommunications)	5,907	76,555
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	5,370	156,536
Anixter International, Inc. (Telecommunications)	6,981	251,246
ANSYS, Inc.* (Software)	8,592	275,460
Anteon International Corp.* (Computers)	6,444	269,746
Anthracite Capital, Inc. (Real Estate Investment Trust)	12,351	152,658
Apogee Enterprises, Inc. (Building Materials)	7,518	100,816
Apollo Investment Corp. (Investment Companies)	17,199	259,705
Applera Corp.—Celera Genomics Group (Biotechnology)*	19,869	273,199
Applied Industrial Technologies, Inc. (Machinery—Diversified)	7,159	196,157
Apria Heathcare Group, Inc.* (Healthcare—Services)	6,444	212,330
AptarGroup, Inc. (Miscellaneous Manufacturing)	6,444	340,115
aQuantive, Inc.* (Internet)	12,888	115,219

Common Stocks, continued
	Shares	Value
Aquila, Inc.* (Electric)	53,700	$198,153
Arbitron, Inc.* (Commercial Services)	4,296	168,317
Arch Chemicals, Inc. (Chemicals)	5,907	170,003
Arctic Cat, Inc. (Leisure Time)	3,759	99,689
Argonaut Group, Inc.* (Insurance)	6,444	136,162
Ariad Pharmaceuticals, Inc.* (Biotechnology)	14,499	107,728
Ariba, Inc.* (Internet)	12,351	205,027
Arkansas Best Corp. (Transportation)	5,907	265,165
Armor Holdings, Inc.* (Aerospace/Defense)	6,444	302,997
Ascential Software Corp.* (Software)	16,110	262,754
Associated Banc-Corp. (Banks)	2,590	86,014
Atherogenics, Inc.* (Pharmaceuticals)	10,203	240,383
Avanex Corp.* (Telecommunications)	22,017	72,876
Aviall, Inc.* (Distribution/Wholesale)	6,444	148,019
Avista Corp. (Electric)	8,592	151,821
Axcelis Technologies, Inc.* (Semiconductors)	26,313	213,925
Aztar Corp.* (Lodging)	4,296	150,016
Baldor Electric Co. (Hand/Machine Tools)	8,055	221,754
BancorpSouth, Inc. (Banks)	16,647	405,687
Bandag, Inc. (Auto Parts & Equipment)	2,685	133,740
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	6,444	128,236
Banner Corp. (Banks)	2,685	83,745
Banta Corp. (Commercial Services)	3,759	168,253
BE Aerospace, Inc.* (Aerospace/Defense)	10,203	118,763
Bel Fuse, Inc.—Class B (Electronics)	3,222	108,871
Benchmark Electronics, Inc.* (Electronics)	10,203	347,921
Berry Petroleum Co.—Class A (Oil & Gas)	4,833	230,534
Beverly Enterprises, Inc.* (Healthcare—Services)	29,535	270,245
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	17,721	113,237
Black Box Corp. (Telecommunications)	4,296	206,294
Black Hills Corp. (Electric)	4,833	148,276
Blue Coat Systems, Inc.* (Internet)	2,685	49,968
Blyth, Inc. (Household Products/Wares)	5,370	158,737
Bone Care International, Inc.* (Pharmaceuticals)	4,296	119,644
Boston Private Financial Holdings, Inc. (Banks)	7,518	211,782
Bowne & Co., Inc. (Commercial Services)	9,666	157,169
Boyd Gaming Corp. (Lodging)	3,759	156,562
Brady Corp.—Class A (Electronics)	4,833	302,401
Brandywine Realty Trust (Real Estate Investment Trust)	6,444	189,389
Bright Horizons Family Solutions, Inc.* (Commercial Services)	3,759	243,433
Broadwing Corp.* (Telecommunications)	10,740	97,841
Brocade Communications Systems, Inc.* (Computers)	70,347	537,451
Brooks Automation, Inc.* (Semiconductors)	11,277	194,190
Brown Shoe Company, Inc. (Retail)	4,833	144,168
Brush Engineered Materials, Inc.* (Mining)	4,833	89,411
Buckeye Technologies, Inc.* (Forest Products & Paper)	8,055	104,796
Burlington Coat Factory Warehouse Corp. (Retail)	4,833	109,709
C&D Technologies, Inc. (Electrical Components & Equipment)	5,907	100,655
C-COR.net Corp.* (Telecommunications)	11,814	109,870
Cabot Microelectronics Corp.* (Chemicals)	5,907	236,575
California Pizza Kitchen, Inc.* (Retail)	5,370	123,510
California Water Service Group (Water)	4,296	161,744
Callaway Golf Co. (Leisure Time)	16,647	224,734

See accompanying notes to the financial statements.

7

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Calpine Corp.* (Electric)	114,381	$450,661
Cambrex Corp. (Biotechnology)	6,444	174,632
Capital City Bank Group, Inc. (Banks)	2,685	112,233
Caraustar Industries, Inc.* (Forest Products & Paper)	8,055	135,485
Carpenter Technology Corp. (Iron/Steel)	5,370	313,930
Cascade Bancorp (Banks)	4,833	97,723
Cascade Corp. (Machinery—Diversified)	2,685	107,266
Casella Waste Systems, Inc.* (Environmental Control)	5,370	78,617
Casey’s General Stores, Inc. (Retail)	13,962	253,410
Cash America International, Inc. (Retail)	8,055	239,475
Catalina Marketing Corp. (Advertising)	12,888	381,871
Cathay Bancorp, Inc. (Banks)	11,814	443,025
Cell Therapeutics, Inc.* (Pharmaceuticals)	13,962	113,651
Centene Corp.* (Healthcare—Services)	10,740	304,479
Central Pacific Financial Corp. (Banks)	4,816	174,195
Central Parking Corp. (Commercial Services)	4,833	73,220
Century Aluminum Co.* (Mining)	4,833	126,915
CH Energy Group, Inc. (Electric)	4,296	206,423
Champion Enterprises, Inc.* (Home Builders)	17,184	203,115
Charles River Associates, Inc.* (Commercial Services)	2,685	125,577
Charles River Laboratories International, Inc.* (Biotechnology)	1,958	90,088
Charming Shoppes, Inc.* (Retail)	31,683	296,870
Charter Communications, Inc.—Class A* (Media)	74,106	165,997
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	9,666	236,237
Chattem, Inc.* (Cosmetics/Personal Care)	4,833	159,972
Checkpoint Systems, Inc.* (Electronics)	9,129	164,778
Chemical Financial Corp. (Banks)	6,444	276,576
Cheniere Energy, Inc.* (Oil & Gas)	5,370	342,069
Chesapeake Corp. (Packaging & Containers)	5,370	145,849
Chiquita Brands International, Inc. (Food)	9,666	213,232
Chittenden Corp. (Banks)	7,079	203,380
Chordiant Software, Inc.* (Internet)	19,869	45,301
Christopher & Banks Corp. (Retail)	9,129	168,430
Churchill Downs, Inc. (Entertainment)	2,148	96,016
Ciber, Inc.* (Computers)	13,962	134,594
Cimarex Energy Co.* (Oil & Gas)	10,203	386,694
Cincinnati Bell, Inc.* (Telecommunications)	67,662	280,797
Circor International, Inc. (Metal Fabricate/Hardware)	4,296	99,495
Citizens Banking Corp. (Banks)	11,814	405,811
City Holding Co. (Banks)	4,833	175,148
CKE Restaurants, Inc.* (Retail)	14,499	210,380
Clarcor, Inc. (Miscellaneous Manufacturing)	3,759	205,880
CLECO Corp. (Electric)	12,351	250,231
CMGI, Inc.* (Internet)	103,641	264,285
CMS Energy Corp.* (Electric)	36,516	381,592
CNET Networks, Inc.* (Internet)	30,609	343,738
Coeur d’Alene Mines Corp.* (Mining)	59,070	232,144
Cognex Corp. (Machinery—Diversified)	10,740	299,646
Coherent, Inc.* (Electronics)	8,055	245,194
Cohu, Inc. (Semiconductors)	5,907	109,634
Commerce Group, Inc. (Insurance)	5,907	360,563
Commercial Federal Corp. (Savings & Loans)	7,518	223,360
Commercial Metals Co. (Metal Fabricate/Hardware)	6,981	352,960

Common Stocks, continued
	Shares	Value
Commercial NET Lease Realty (Real Estate Investment Trust)	12,888	$265,493
Commscope, Inc.* (Telecommunications)	5,907	111,642
Community Bank System, Inc. (Banks)	6,981	197,213
Community Banks, Inc. (Banks)	2,685	75,610
Community Trust Bancorp, Inc. (Banks)	3,373	109,150
Compass Minerals International, Inc. (Mining)	4,296	104,092
CompuCredit Corp.* (Diversified Financial Services)	5,370	146,816
Comstock Resources, Inc.* (Oil & Gas)	6,444	142,090
Conceptus, Inc.* (Healthcare—Products)	6,981	56,651
Concur Technologies, Inc.* (Software)	6,981	62,201
CONMED Corp.* (Healthcare—Products)	8,055	228,923
Consolidated Graphics, Inc.* (Commercial Services)	3,222	147,890
Continental Airlines, Inc.—Class B* (Airlines)	15,036	203,587
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	12,888	277,736
Cornerstone Realty Income Trust, Inc. (Real Estate Investment Trust)	13,962	139,341
Corporate Office Properties Trust (Real Estate Investment Trust)	8,055	236,414
Correctional Properties Trust (Real Estate Investment Trust)	3,222	93,051
Corrections Corp. of America* (Commercial Services)	8,592	347,546
Corus Bankshares, Inc. (Banks)	4,296	206,251
CoStar Group, Inc.* (Commercial Services)	4,296	198,389
Cousins Properties, Inc. (Real Estate Investment Trust)	6,444	195,060
Cray, Inc.* (Computers)	23,628	110,106
Credence Systems Corp.* (Semiconductors)	22,554	206,369
Crompton Corp. (Chemicals)	31,683	373,859
Cross Country Healthcare, Inc.* (Commercial Services)	6,444	116,508
Crown Holdings, Inc.* (Packaging & Containers)	29,535	405,811
CSK Auto Corp.* (Retail)	11,277	188,777
CTI Molecular Imaging, Inc.* (Healthcare—Products)	8,592	121,920
Cubic Corp. (Electronics)	4,296	108,130
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	11,277	133,407
Cuno, Inc.* (Miscellaneous Manufacturing)	4,833	287,080
Curtiss—Wright Corp. (Aerospace/Defense)	5,370	308,292
CV Therapeutics, Inc.* (Pharmaceuticals)	8,592	197,616
CVB Financial Corp. (Banks)	10,203	270,992
Datascope Corp. (Healthcare—Products)	3,222	127,881
Decode Genetics, Inc.* (Biotechnology)	13,425	104,849
Delphi Financial Group, Inc.—Class A (Insurance)	2,685	123,913
Delta Air Lines, Inc.* (Airlines)	29,535	220,922
Deltic Timber Corp. (Forest Products & Paper)	2,685	113,978
Denbury Resources, Inc.* (Oil & Gas)	7,518	206,369
Dendrite International, Inc.* (Software)	10,203	197,938
DHB Industries, Inc.* (Apparel)	5,370	102,245
Diagnostic Products Corp. (Healthcare—Products)	5,370	295,619
Dick’s Sporting Goods, Inc.* (Retail)	8,055	283,133
Digital River, Inc.* (Internet)	8,055	335,168
Digital Theater Systems, Inc.* (Home Furnishings)	4,833	97,288
Digitas, Inc.* (Internet)	15,036	143,594

See accompanying notes to the financial statements.

8

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Dime Community Bancshares, Inc. (Savings & Loans)	8,592	$153,883
Dionex Corp.* (Electronics)	5,370	304,318
Direct General Corp. (Insurance)	4,296	137,902
Discovery Laboratories, Inc.* (Pharmaceuticals)	12,888	102,202
Ditech Communications Corp.* (Telecommunications)	8,055	120,422
DJ Orthopedics, Inc.* (Healthcare—Products)	4,833	103,523
Dobson Communications Corp.* (Telecommunications)	30,072	51,724
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	5,907	178,391
Downey Financial Corp. (Savings & Loans)	3,759	214,263
Drew Industries, Inc.* (Building Materials)	2,148	77,693
DRS Technologies, Inc.* (Aerospace/Defense)	4,296	183,482
Dyax Corp.* (Pharmaceuticals)	6,981	50,403
Dycom Industries, Inc.* (Engineering & Construction)	8,592	262,228
Eagle Materials—Class A (Building Materials)	4,296	370,960
EarthLink, Inc.* (Internet)	37,053	426,851
Eastgroup Properties, Inc. (Real Estate Investment Trust)	4,833	185,201
Eclipsys Corp.* (Software)	10,203	208,447
EDO Corp. (Aerospace/Defense)	4,296	136,398
eFunds Corp.* (Software)	12,351	296,548
El Paso Electric Co.* (Electric)	12,351	233,928
Electro Scientific Industries, Inc.* (Electronics)	7,518	148,556
ElkCorp (Building Materials)	5,370	183,761
Emmis Communications Corp.* (Media)	11,814	226,710
Empire District Electric Co. (Electric)	6,444	146,150
Emulex Corp.* (Semiconductors)	19,332	325,551
Encompass Services Corp.* (Commercial Services)	1	0
Encore Acquisition Co.* (Oil & Gas)	5,907	206,213
Encysive Pharmaceuticals, Inc.* (Biotechnology)	14,499	143,975
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	5,907	174,670
Enterasys Networks, Inc.* (Telecommunications)	57,996	104,393
Entertainment Properties Trust (Real Estate Investment Trust)	5,370	239,234
Entravision Communications Corp.* (Media)	13,425	112,099
Entrust Technologies, Inc.* (Internet)	17,721	67,163
Enzo Biochem, Inc.* (Biotechnology)	6,607	128,638
Epicor Software Corp.* (Software)	10,740	151,327
Equity Inns, Inc. (Real Estate Investment Trust)	12,351	145,001
Equity Lifestyle Properties, Inc. (Real Estate Investment Trust)	4,296	153,582
Equity One, Inc. (Real Estate Investment Trust)	8,055	191,145
eResearch Technology, Inc.* (Internet)	8,592	136,183
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	3,759	288,127
ESS Technology, Inc.* (Semiconductors)	9,129	64,907
Essex Property Trust, Inc. (Real Estate Investment Trust)	2,685	225,003
Esterline Technologies Corp.* (Aerospace/Defense)	5,907	192,864
Ethan Allen Interiors, Inc. (Home Furnishings)	2,685	107,454
Excel Technology, Inc.* (Electronics)	3,222	83,772
Exelixis, Inc.* (Biotechnology)	17,184	163,248
Exide Technologies* (Auto Parts & Equipment)	6,444	88,798

Common Stocks, continued
	Shares	Value
ExpressJet Holdings, Inc.* (Airlines)	10,203	$131,415
F.N.B. Corp. (Banks)	7,518	153,066
FBL Financial Group, Inc.—Class A (Insurance)	3,222	91,988
FelCor Lodging Trust, Inc.* (Real Estate Investment Trust)	13,425	196,676
Ferro Corp. (Chemicals)	7,518	174,342
Fidelity Bankshares, Inc. (Savings & Loans)	3,759	160,735
Filenet Corp.* (Software)	9,666	248,996
Financial Federal Corp.* (Diversified Financial Services)	3,759	147,353
Finisar Corp.* (Telecommunications)	45,645	104,071
Finish Line, Inc.—Class A (Retail)	10,740	196,542
First BanCorp (Banks)	8,592	545,678
First Charter Corp. (Banks)	8,055	210,799
First Citizens BancShares, Inc.—Class A (Banks)	1,611	238,831
First Commonwealth Financial Corp. (Banks)	19,332	297,519
First Community Bancorp—Class A (Banks)	3,759	160,509
First Community Bancshares, Inc. (Banks)	2,685	96,875
First Financial Bancorp (Banks)	9,666	169,155
First Financial Bankshares, Inc. (Banks)	3,759	168,441
First Financial Corp. (Banks)	3,759	131,678
First Financial Holdings, Inc. (Savings & Loans)	3,222	105,488
First Health Group Corp.* (Commercial Services)	20,943	391,844
First Horizon Pharmaceutical Corp.* (Pharmaceuticals)	6,981	159,795
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	6,981	284,336
First Merchants Corp. (Banks)	5,370	151,971
First National Bancshares of Florida (Banks)	12,888	308,023
First Republic Bank (Banks)	3,759	199,227
FirstFed Financial Corp.* (Savings & Loans)	3,759	194,979
Fisher Communications, Inc.* (Media)	1,611	78,746
Florida East Coast Industries, Inc. (Transportation)	5,907	266,406
Flowers Foods, Inc. (Food)	8,592	271,335
Flushing Financial Corp. (Savings & Loans)	4,833	96,950
Forest Oil Corp.* (Oil & Gas)	6,981	221,437
Formfactor, Inc.* (Semiconductors)	7,518	204,039
Franklin Electric Co., Inc. (Hand/Machine Tools)	4,296	181,549
Fred’s, Inc. (Retail)	10,740	186,876
Frontier Financial Corp. (Banks)	4,296	165,869
FTI Consulting, Inc.* (Commercial Services)	10,203	214,977
Fuller (H.B.) Co. (Chemicals)	6,981	199,028
Furniture Brands International, Inc. (Home Furnishings)	5,370	134,519
G & K Services, Inc. (Textiles)	4,833	209,849
Gables Residential Trust (Real Estate Investment Trust)	2,685	96,096
Gardner Denver, Inc.* (Machinery—Diversified)	4,833	175,390
Gartner Group, Inc.* (Commercial Services)	12,351	153,893
Gateway, Inc.* (Computers)	61,218	367,920
GATX Corp. (Trucking & Leasing)	5,907	174,611
Gaylord Entertainment Co.* (Lodging)	6,444	267,619
GenCorp, Inc. (Aerospace/Defense)	9,666	179,498
General Cable Corp.* (Electrical Components & Equipment)	10,740	148,749
General Communication, Inc.—Class A* (Telecommunications)	12,351	136,355
Genesee & Wyoming, Inc.—Class A* (Transportation)	4,296	120,846

See accompanying notes to the financial statements.

9

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Genesis Healthcare Corp.* (Healthcare—Services)	5,370	$188,111
Gentiva Health Services, Inc.* (Healthcare—Services)	6,981	116,722
Geron Corp.* (Biotechnology)	12,351	98,437
Getty Realty Corp. (Real Estate Investment Trust)	4,833	138,852
Gibraltar Industries, Inc. (Iron/Steel)	6,444	152,207
Glacier Bancorp, Inc. (Banks)	6,981	237,633
Glatfelter (Forest Products & Paper)	8,055	123,080
Glimcher Realty Trust (Real Estate Investment Trust)	9,129	252,965
Global Industries, Ltd.* (Oil & Gas Services)	22,554	186,973
Global Power Equipment Group, Inc.* (Machinery—Diversified)	9,129	89,829
Golden Telecom, Inc. (Telecommunications)	3,759	99,313
Granite Construction, Inc. (Engineering & Construction)	4,296	114,274
Graphic Packaging Corp.* (Packaging & Containers)	18,258	131,458
Gray Television, Inc. (Media)	12,351	191,441
Greif Brothers Corp.—Class A (Packaging & Containers)	3,759	210,504
Grey Wolf, Inc.* (Oil & Gas)	51,552	271,679
Group 1 Automotive, Inc.* (Retail)	4,296	135,324
Guitar Center, Inc.* (Retail)	5,907	311,240
Gymboree Corp.* (Apparel)	8,592	110,149
Hancock Holding Co. (Banks)	7,518	251,552
Handelman Co. (Distribution/Wholesale)	6,444	138,417
Hanover Compressor Co.* (Oil & Gas Services)	12,888	182,107
Harbor Florida Bancshares, Inc. (Savings & Loans)	5,907	204,441
Harland (John H.) Co. (Household Products/Wares)	6,981	252,014
Harleysville National Corp. (Banks)	7,010	186,466
Harris Interactive, Inc.* (Internet)	13,425	106,058
Harvest Natural Resources, Inc.* (Oil & Gas)	9,666	166,932
Haverty Furniture Companies, Inc. (Retail)	5,370	99,345
Hayes Lemmerz International, Inc.* (Auto Parts & Equipment)	10,203	90,092
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	7,518	305,983
Heartland Express, Inc. (Transportation)	12,888	289,593
Hecla Mining Co.* (Mining)	32,757	190,973
HEICO Corp. (Aerospace/Defense)	5,370	121,308
Helmerich & Payne, Inc. (Oil & Gas)	8,592	292,472
Hibbett Sporting Goods, Inc.* (Retail)	6,444	171,475
Highland Hospitality Corp. (Real Estate Investment Trust)	9,666	108,646
Highwoods Properties, Inc. (Real Estate Investment Trust)	13,425	371,873
Hollinger International, Inc. (Media)	12,351	193,664
Holly Corp. (Oil & Gas)	5,370	149,662
Hologic, Inc.* (Healthcare—Products)	5,370	147,514
Home Properties Of New York, Inc. (Real Estate Investment Trust)	4,296	184,728
HomeStore, Inc.* (Internet)	26,313	79,728
Hooper Holmes, Inc. (Commercial Services)	15,573	92,192
Horace Mann Educators Corp. (Insurance)	10,203	194,673
Hot Topic, Inc.* (Retail)	13,425	230,776
Hudson River Bancorp, Inc. (Savings & Loans)	8,592	170,036

Common Stocks, continued
	Shares	Value
Human Genome Sciences, Inc.* (Biotechnology)	31,683	$380,830
Hydril Co.* (Oil & Gas Services)	4,296	195,511
Hypercom Corp.* (Telecommunications)	13,962	82,655
IBERIABANK Corp. (Banks)	1,611	106,906
Identix, Inc.* (Electronics)	24,165	178,338
IDEX Corp. (Machinery—Diversified)	10,203	413,222
IDX Systems Corp.* (Software)	5,907	203,555
IHOP Corp. (Retail)	5,907	247,444
II-VI, Inc. (Electronics)	3,222	136,903
Imation Corp. (Computers)	8,592	273,483
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	9,666	219,128
Impax Laboratories, Inc.* (Pharmaceuticals)	13,425	213,189
Incyte Genomics, Inc.* (Biotechnology)	16,647	166,304
Independent Bank Corp.—Massachusetts (Banks)	4,296	144,990
Independent Bank Corp.—Michigan (Banks)	4,833	144,168
Infinity Property & Casualty Corp. (Insurance)	5,907	207,926
InFocus Corp.* (Computers)	10,740	98,378
Informatica Corp.* (Software)	23,628	191,859
infoUSA, Inc.* (Software)	8,592	96,144
InnKeepers U.S.A Trust (Real Estate Investment Trust)	9,129	129,632
Insight Communications Co., Inc.* (Media)	12,351	114,494
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	7,518	170,433
Integra Bank Corp. (Banks)	4,296	99,281
Integrated Device Technology, Inc.* (Semiconductors)	16,110	186,232
Integrated Silicon Solution, Inc.* (Semiconductors)	9,666	79,261
Interactive Data Corp.* (Commercial Services)	10,203	221,813
Interdigital Communications Corp.* (Telecommunications)	14,499	320,428
Interface, Inc. – Class A* (Office Furnishings)	12,351	123,139
Internet Capital Group, Inc.* (Internet)	10,740	96,660
Internet Security Systems, Inc.* (Internet)	10,203	237,220
InterVoice-Brite, Inc.* (Computers)	9,666	129,041
Interwoven, Inc.* (Internet)	11,277	122,694
Intrado, Inc.* (Telecommunications)	4,833	58,479
Intuitive Surgical, Inc.* (Healthcare—Products)	9,129	365,343
Invacare Corp. (Healthcare—Products)	6,444	298,099
Inverness Medical Innovation, Inc.* (Healthcare—Products)	3,759	94,351
Investors Real Estate Trust (Real Estate Investment Trust)	11,277	118,296
Iomega Corp.* (Computers)	13,962	77,349
Ionics, Inc.* (Environmental Control)	4,833	209,462
Ipass, Inc.* (Internet)	12,351	91,397
Ipayment, Inc.* (Commercial Services)	2,685	132,961
Irwin Financial Corp. (Banks)	4,833	137,209
ISIS Pharmaceuticals, Inc.* (Pharmaceuticals)	14,499	85,544
Jack in the Box, Inc.* (Retail)	4,833	178,193
Jacuzzi Brands, Inc* (Miscellaneous Manufacturing)	20,943	182,204
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	6,981	154,350
Jarden Corp.* (Household Products/Wares)	6,444	279,928
JLG Industries, Inc. (Machinery—Construction & Mining)	10,740	210,826
Jo-Ann Stores, Inc.* (Retail)	5,370	147,890
Jones Lang LaSalle, Inc.* (Real Estate)	7,518	281,249

See accompanying notes to the financial statements.

10

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Journal Register Co.* (Media)	10,740	$207,604
Joy Global, Inc. (Machinery—Construction & Mining)	13,425	583,047
K-V Pharmaceutical Co.* (Pharmaceuticals)	9,666	213,135
K2, Inc.* (Leisure Time)	8,592	136,441
Kadant, Inc.* (Machinery—Diversified)	3,759	77,060
Kansas City Southern Industries, Inc.* (Transportation)	10,740	190,420
Kaydon Corp. (Metal Fabricate/Hardware)	6,981	230,513
KCS Energy, Inc.* (Oil & Gas)	13,425	198,422
Keane, Inc.* (Software)	12,351	181,560
Kellwood Co. (Apparel)	5,370	185,265
Kelly Services, Inc.—Class A (Commercial Services)	4,833	145,860
Kennametal, Inc. (Hand/Machine Tools)	9,129	454,350
Kensey Nash Corp.* (Healthcare—Products)	2,685	92,713
Key Energy Group* (Oil & Gas Services)	21,480	253,464
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	4,296	99,882
KFx, Inc.* (Energy—Alternate Sources)	11,814	171,539
Kilroy Realty Corp. (Real Estate Investment Trust)	3,222	137,741
Kimball International, Inc.—Class B (Home Furnishings)	5,907	87,483
Kindred Healthcare, Inc.* (Healthcare—Services)	7,518	225,164
Kirby Corp.* (Transportation)	5,907	262,153
Knight Trading Group, Inc.* (Diversified Financial Services)	31,683	346,929
Knight Transportation, Inc. (Transportation)	10,203	253,034
Kopin Corp.* (Semiconductors)	19,332	74,815
Korn/Ferry International* (Commercial Services)	8,592	178,284
Kramont Realty Trust (Real Estate Investment Trust)	6,444	150,790
Kronos, Inc.* (Computers)	6,981	356,939
La Quinta Corp.* (Lodging)	51,552	468,608
La-Z-Boy, Inc. (Home Furnishings)	12,888	198,088
LabOne, Inc.* (Healthcare—Services)	4,833	154,849
Labor Ready, Inc.* (Commercial Services)	9,666	163,549
Laclede Group, Inc. (Gas)	5,907	184,003
Laidlaw International* (Transportation)	24,165	517,131
Lancaster Colony Corp. (Miscellaneous Manufacturing)	7,518	322,297
Lance, Inc. (Food)	6,981	132,848
Landauer, Inc. (Commercial Services)	2,685	122,705
Landstar System, Inc.* (Transportation)	8,055	593,170
Lasalle Hotel Properties (Real Estate Investment Trust)	7,518	239,298
Lattice Semiconductor Corp.* (Semiconductors)	31,146	177,532
Lawson Software, Inc.* (Software)	15,036	103,297
Lennox International, Inc. (Building Materials)	11,277	229,487
Levitt Corp.—Class A (Home Builders)	4,296	131,329
Lexicon Genetics, Inc.* (Biotechnology)	17,184	133,262
Libbey, Inc. (Housewares)	3,759	83,487
Lifecell Corp.* (Biotechnology)	8,055	82,322
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	19,332	225,024
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	9,129	315,316
Lindsay Manufacturing Co. (Machinery—Diversified)	3,222	83,385
Linens ‘n Things, Inc.* (Retail)	6,444	159,811
Lionbridge Technologies, Inc.* (Internet)	12,888	86,607

Common Stocks, continued
	Shares	Value
Lithia Motors, Inc.—Class A (Retail)	3,759	$100,816
Littelfuse, Inc.* (Electrical Components & Equipment)	5,907	201,783
LKQ Corp.* (Distribution/Wholesale)	3,759	75,443
LNR Property Corp. (Real Estate)	1,611	101,348
Longview Fibre Co. (Forest Products & Paper)	13,962	253,271
Luminex Corp.* (Healthcare—Products)	7,518	66,760
Lyondell Chemical Co. (Chemicals)	7,235	209,236
M/I Schottenstein Homes, Inc. (Home Builders)	2,685	147,970
Macdermid, Inc. (Chemicals)	7,518	271,401
Macrovision Corp.* (Entertainment)	11,814	303,857
Magellan Health Services, Inc.* (Healthcare—Services)	7,518	256,815
Magnum Hunter Resources, Inc.* (Oil & Gas)	17,184	221,674
Maguire Properties, Inc. (Real Estate Investment Trust)	8,055	221,190
Manitowoc Co. (Machinery—Diversified)	6,444	242,617
ManTech International Corp.—Class A* (Software)	4,833	114,735
Marcus Corp. (Lodging)	5,370	135,002
MarineMax, Inc.* (Retail)	3,222	95,887
MatrixOne, Inc.* (Internet)	13,425	87,934
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	9,129	335,947
Mattson Technology, Inc.* (Semiconductors)	10,740	120,932
Maverick Tube Corp.* (Oil & Gas Services)	3,759	113,898
Maximus, Inc.* (Commercial Services)	4,833	150,403
MB Financial, Inc. (Banks)	4,833	203,711
McDATA Corp.—Class A* (Computers)	32,220	192,031
McGrath Rentcorp (Commercial Services)	2,685	117,093
Medarex, Inc.* (Pharmaceuticals)	22,017	237,343
Mentor Corp. (Healthcare—Products)	11,277	380,486
Mercury Computer Systems, Inc.* (Computers)	5,907	175,320
MeriStar Hospitality Corp.* (Real Estate Investment Trust)	24,165	201,778
Metal Management, Inc. (Environmental Control)	4,833	129,863
Metals USA, Inc.* (Metal Fabricate/Hardware)	5,370	99,614
Methode Electronics, Inc.—Class A (Electronics)	9,666	124,208
MFA Mortgage Investments, Inc. (Real Estate Investment Trust)	18,795	165,772
MGE Energy, Inc. (Electric)	5,370	193,481
Micromuse, Inc.* (Software)	21,480	119,214
Micros Systems, Inc.* (Computers)	4,296	335,346
Mid-State Bancshares (Banks)	6,444	184,621
Mindspeed Technologies, Inc.* (Semiconductors)	27,387	76,136
Mine Safety Appliances Co. (Environmental Control)	5,907	299,485
Modine Manufacturing Co. (Auto Parts & Equipment)	6,444	217,614
Molina Healthcare, Inc.* (Healthcare—Services)	2,685	124,530
Monaco Coach Corp. (Home Builders)	6,444	132,553
Moog, Inc.—Class A* (Aerospace/Defense)	6,981	316,588
MPS Group, Inc.* (Commercial Services)	26,850	329,181
MTS Systems Corp. (Computers)	5,907	199,716
Mueller Industries, Inc. (Metal Fabricate/Hardware)	6,444	207,497
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,907	75,610
Mykrolis Corp.* (Semiconductors)	11,277	159,795
Nabi Biopharmaceuticals* (Pharmaceuticals)	16,110	236,012
Nara Bancorp, Inc. (Banks)	4,833	102,798

See accompanying notes to the financial statements.

11

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
National Financial Partners (Diversified Financial Services)	9,129	$354,205
National Health Investors, Inc. (Real Estate Investment Trust)	6,444	188,036
National Penn Bancshares, Inc. (Banks)	8,055	223,124
National Western Life Insurance Co.—Class A* (Insurance)	537	89,470
Nationwide Health Properties, Inc. (Real Estate Investment Trust)	17,184	408,120
Navigant Consulting Co.* (Commercial Services)	12,351	328,537
NBT Bancorp, Inc. (Banks)	9,129	234,798
NCI Building Systems, Inc* (Building Materials)	4,833	181,238
NCO Group, Inc.* (Commercial Services)	7,518	194,340
NDCHealth Corp. (Software)	4,296	79,863
Newcastle Investment Corp. (Real Estate Investment Trust)	8,055	255,988
Newpark Resources, Inc.* (Oil & Gas Services)	23,091	118,919
NMS Communications Corp.* (Telecommunications)	12,888	81,323
North Pittsburgh Systems, Inc. (Telecommunications)	4,296	106,240
Northwest Airlines Corp.—Class A* (Airlines)	18,795	205,429
Northwest Bancorp, Inc. (Savings & Loans)	5,370	134,733
Northwest Natural Gas Co. (Gas)	7,518	253,657
NS Group, Inc.* (Metal Fabricate/Hardware)	4,833	134,357
Nu Skin Enterprises, Inc. (Retail)	13,425	340,728
Nuvelo, Inc.* (Pharmaceuticals)	8,055	79,342
Oceaneering International, Inc.* (Oil & Gas Services)	6,981	260,531
Octel Corp. (Chemicals)	3,222	67,050
Ocular Sciences, Inc.* (Healthcare—Products)	5,370	263,184
Ocwen Financial Corp.* (Savings & Loans)	10,740	102,674
Odyssey Healthcare, Inc.* (Healthcare—Services)	10,203	139,577
Offshore Logistics, Inc.* (Transportation)	5,370	174,364
Ohio Casualty Corp.* (Insurance)	16,647	386,377
Oil States International, Inc.* (Oil & Gas Services)	8,055	155,381
Old Dominion Freight Line, Inc.* (Transportation)	4,296	149,501
Old National Bancorp (Banks)	15,573	402,718
Old Second Bancorp, Inc. (Banks)	3,222	102,717
OM Group, Inc.* (Chemicals)	5,907	191,505
OMEGA Healthcare Investors, Inc. (Real Estate Investment Trust)	12,888	152,078
ON Semiconductor Corp.* (Semiconductors)	33,294	151,155
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	6,981	226,115
Open Solutions, Inc.* (Software)	3,222	83,643
Opsware, Inc.* (Internet)	13,962	102,481
OraSure Technologies, Inc.* (Healthcare—Products)	10,740	72,173
Orbital Sciences Corp.* (Aerospace/Defense)	11,814	139,760
Oriental Financial Group, Inc. (Banks)	5,280	149,477
OrthoLogic Corp.* (Healthcare—Products)	9,666	60,413
Oscient Pharmaceuticals Corp.* (Biotechnology)	16,647	60,762
Otter Tail Power Co. (Electric)	6,981	178,225
Overseas Shipholding Group, Inc. (Transportation)	2,685	148,212
Overstock.com, Inc.* (Internet)	3,222	222,318
Owens & Minor, Inc. (Distribution/Wholesale)	10,203	287,419
Oxford Industries, Inc. (Apparel)	3,759	155,247
P.F. Chang’s China Bistro, Inc.* (Retail)	4,296	242,080
Pacific Capital Bancorp (Banks)	12,351	419,810
Packeteer, Inc.* (Software)	9,129	131,914

Common Stocks, continued
	Shares	Value
PalmOne, Inc.* (Computers)	6,981	$220,251
Par Pharmaceutical Companies, Inc.* (Pharmaceuticals)	2,148	88,884
Parametric Technology Corp.* (Software)	73,569	433,321
PAREXEL International Corp.* (Commercial Services)	6,981	141,714
Park National Corp. (Banks)	3,297	446,744
Parker Drilling Co.* (Oil & Gas)	25,776	101,300
Paxar Corp.* (Electronics)	9,666	214,295
Payless ShoeSource, Inc.* (Retail)	16,647	204,758
Pediatrix Medical Group, Inc.* (Healthcare—Services)	5,370	343,949
Peet’s Coffee & Tea, Inc.* (Beverages)	3,222	85,286
Penn Virginia Corp. (Oil & Gas)	4,833	196,075
Pennsylvania REIT (Real Estate Investment Trust)	7,518	321,770
Pep Boys-Manny, Moe & Jack (Retail)	6,444	109,999
Per-Se Technologies, Inc.* (Software)	6,444	102,009
Perot Systems Corp.—Class A* (Computers)	20,943	335,716
Perrigo Co. (Pharmaceuticals)	16,647	287,494
PFF Bancorp, Inc. (Savings & Loans)	2,685	124,396
Pharmos Corp.* (Pharmaceuticals)	24,165	34,314
Philadelphia Consolidated Holding Corp.* (Insurance)	4,833	319,655
Pinnacle Entertainment, Inc.* (Entertainment)	9,666	191,193
Pixelworks, Inc.* (Semiconductors)	11,277	127,881
Plains Exploration & Production Co.* (Oil & Gas)	16,110	418,860
Plug Power, Inc.* (Energy—Alternate Sources)	13,425	82,027
PNM Resources, Inc. (Electric)	12,888	325,938
PolyOne Corp.* (Chemicals)	25,239	228,665
Post Properties, Inc. (Real Estate Investment Trust)	10,740	374,826
Powerwave Technologies, Inc.* (Telecommunications)	17,721	150,274
Prentiss Properties Trust (Real Estate Investment Trust)	8,055	307,701
Presidential Life Corp. (Insurance)	5,907	100,183
Price Communications Corp.* (Telecommunications)	9,666	179,691
PRIMEDIA, Inc.* (Media)	36,516	138,761
Primus Telecommunications Group, Inc.* (Telecommunications)	20,406	64,891
Priority Healthcare Corp.—Class B* (Pharmaceuticals)	8,055	175,357
PrivateBancorp, Inc. (Banks)	4,296	138,460
ProAssurance Corp.* (Insurance)	6,981	273,027
ProQuest Co.* (Internet)	6,444	191,387
Prosperity Bancshares, Inc. (Banks)	4,296	125,486
Provident Bankshares Corp. (Banks)	9,129	332,022
Provident Financial Services, Inc. (Savings & Loans)	15,036	291,247
Province Healthcare Co.* (Healthcare—Services)	12,351	276,045
PS Business Parks, Inc. (Real Estate Investment Trust)	3,222	145,312
PSS World Medical, Inc.* (Healthcare—Products)	18,795	235,219
Pulitzer, Inc. (Media)	2,148	139,298
Quanta Services, Inc.* (Commercial Services)	19,869	158,952
Quantum Corp.* (Computers)	49,404	129,438
R & G Financial Corp.—Class B (Banks)	6,981	271,421
RailAmerica, Inc.* (Transportation)	9,666	126,141
RAIT Investment Trust (Real Estate Investment Trust)	5,370	150,199

See accompanying notes to the financial statements.

12

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Ralcorp Holdings, Inc. (Food)	6,981	$292,713
Range Resources Corp. (Oil & Gas)	18,795	384,546
RARE Hospitality International, Inc.* (Retail)	9,129	290,850
RC2 Corp.* (Toys/Games/Hobbies)	3,759	122,543
Reader’s Digest Association, Inc. (Media)	18,795	261,437
RealNetworks, Inc.* (Internet)	30,609	202,632
Realty Income Corp. (Real Estate Investment Trust)	6,981	353,098
Red Robin Gourmet Burgers, Inc.* (Retail)	3,222	172,280
Regal-Beloit Corp. (Hand/Machine Tools)	6,981	199,657
Reliance Steel & Aluminum Co. (Iron/Steel)	4,833	188,294
Revlon, Inc.—Class A* (Cosmetics/Personal Care)	40,275	92,633
RF Micro Devices, Inc.* (Telecommunications)	47,256	323,231
RLI Corp. (Insurance)	5,370	223,231
Rock-Tenn Co. (Forest Products & Paper)	8,055	122,114
Rogers Corp.* (Electronics)	4,296	185,158
RTI International Metals, Inc.* (Mining)	5,907	121,330
Ruddick Corp. (Food)	9,129	198,008
Russell Corp. (Apparel)	8,055	156,911
Ryan’s Restaurant Group, Inc.* (Retail)	11,814	182,172
Ryerson Tull, Inc. (Iron/Steel)	6,444	101,493
S & T Bancorp, Inc. (Banks)	6,444	242,874
S1 Corp.* (Internet)	19,332	175,148
Safeguard Scientifics, Inc.* (Software)	32,757	69,445
SafeNet, Inc.* (Telecommunications)	6,444	236,753
Saga Communications, Inc.* (Media)	4,296	72,388
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	9,666	170,025
Sandy Spring Bancorp, Inc. (Banks)	3,759	144,082
Sapient Corp.* (Internet)	21,480	169,907
Scansoft, Inc.* (Software)	22,017	92,251
ScanSource, Inc.* (Distribution/Wholesale)	3,222	200,280
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,222	109,387
SCP Pool Corp. (Distribution/Wholesale)	14,499	462,518
SEACOR SMIT, Inc.* (Oil & Gas Services)	4,296	229,406
Secure Computing Corp.* (Internet)	9,666	96,467
Select Comfort Corp.* (Retail)	9,129	163,774
Select Medical Corp. (Healthcare—Services)	21,480	378,048
Sensient Technologies Corp. (Chemicals)	11,814	283,419
Sequa Corp.—Class A* (Aerospace/Defense)	1,611	98,513
SERENA Software, Inc.* (Software)	6,981	151,069
Shaw Group, Inc.* (Engineering & Construction)	15,036	268,392
Shopko Stores, Inc.* (Retail)	8,055	150,467
Sierra Pacific Resources* (Electric)	28,998	304,479
Silgan Holdings, Inc. (Packaging & Containers)	3,222	196,413
Silicon Graphics, Inc.* (Computers)	71,958	124,487
Silicon Image, Inc.* (Semiconductors)	20,406	335,883
Silicon Storage Technology, Inc.* (Computers)	21,480	127,806
Siliconix, Inc.* (Semiconductors)	1,611	58,785
Simmons First National Corp.—Class A (Banks)	4,296	124,369
Simpson Manufacturing Co., Inc. (Building Materials)	9,666	337,343
Sinclair Broadcast Group—Class A (Media)	12,351	113,753
Six Flags, Inc.* (Entertainment)	23,628	126,882
SkyWest, Inc. (Airlines)	16,110	323,167
Skyworks Solutions, Inc.* (Semiconductors)	35,979	339,281
Sola International, Inc.* (Healthcare—Products)	7,518	207,046
Sonic Automotive, Inc. (Retail)	6,444	159,811
Sonic Solutions* (Electronics)	4,833	108,453
SonoSite, Inc.* (Healthcare—Products)	4,296	145,849

Common Stocks, continued
	Shares	Value
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	10,203	$185,286
Southern Union Co.* (Gas)	9,707	232,774
Southwest Gas Corp. (Gas)	8,592	218,237
Southwestern Energy Co.* (Oil & Gas)	8,592	435,528
Spartech Corp. (Chemicals)	6,981	189,115
Speedway Motorsports, Inc. (Entertainment)	4,296	168,317
Spherion Corp.* (Commercial Services)	16,647	139,835
SRA International, Inc.—Class A* (Computers)	2,685	172,377
St. Mary Land & Exploration Co. (Oil & Gas)	6,981	291,387
Standard Microsystems Corp.* (Semiconductors)	4,833	86,172
Standex International Corp. (Miscellaneous Manufacturing)	3,222	91,795
StarTek, Inc. (Commercial Services)	3,222	91,666
State Auto Financial Corp. (Insurance)	3,759	97,170
STERIS Corp.* (Healthcare—Products)	12,351	292,966
Sterling Bancorp (Banks)	4,406	124,470
Sterling Bancshares, Inc. (Banks)	12,351	176,249
Sterling Financial Corp.—Pennsylvania (Banks)	5,865	168,150
Sterling Financial Corp.—Spokane* (Savings & Loans)	6,486	254,640
Stewart & Stevenson Services, Inc. (Machinery—Diversified)	8,055	162,953
Stewart Enterprises, Inc.—Class A* (Commercial Services)	29,535	206,450
Strayer Education, Inc. (Commercial Services)	3,759	412,700
Suffolk Bancorp (Banks)	3,222	112,222
Summit Properties, Inc. (Real Estate Investment Trust)	6,981	227,301
Superior Energy Services, Inc.* (Oil & Gas Services)	15,036	231,705
SureWest Communications (Telecommunications)	3,759	106,568
Susquehanna Bancshares, Inc. (Banks)	12,888	321,556
Swift Energy Co.* (Oil & Gas)	6,444	186,489
Sybron Dental Special, Inc.* (Healthcare—Products)	10,740	379,981
Sycamore Networks, Inc.* (Telecommunications)	47,793	194,040
Symmetricom, Inc.* (Telecommunications)	12,351	119,928
Take-Two Interactive Software, Inc.* (Software)	8,055	280,233
TALX Corp. (Computers)	3,759	96,945
Taubman Centers, Inc. (Real Estate Investment Trust)	11,814	353,829
Techne Corp.* (Healthcare—Products)	9,666	376,007
Technitrol, Inc.* (Electronics)	10,203	185,695
Tecumseh Products Co. (Machinery—Diversified)	4,296	205,349
Teledyne Technologies, Inc.* (Aerospace/Defense)	9,129	268,666
TeleTech Holdings, Inc.* (Commercial Services)	10,203	98,867
Telik, Inc.* (Biotechnology)	10,740	205,564
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	11,277	194,415
Terex Corp.* (Machinery—Construction & Mining)	7,518	358,233
Tesoro Petroleum Corp.* (Oil & Gas)	10,740	342,176
Tessera Technologies, Inc.* (Semiconductors)	6,444	239,781
TETRA Technologies, Inc.* (Oil & Gas Services)	5,907	167,168
Texas Industries, Inc. (Building Materials)	4,833	301,483
The Cato Corp.—Class A (Retail)	5,370	154,763
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	38,664	566,814

See accompanying notes to the financial statements.

13

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
The Medicines Co.* (Pharmaceuticals)	12,351	$355,708
The Men’s Wearhouse, Inc.* (Retail)	3,222	102,975
The Mosaic Co.* (Chemicals)	10,608	173,123
The Phoenix Companies, Inc. (Insurance)	24,165	302,063
The Stride Rite Corp. (Apparel)	10,740	119,966
The Steak n Shake Co.* (Retail)	6,444	129,396
Thomas Industries, Inc. (Machinery—Diversified)	3,759	150,059
Thor Industries, Inc. (Home Builders)	5,370	198,959
THQ, Inc.* (Software)	8,055	184,782
Tierone Corp. (Savings & Loans)	5,370	133,445
Titan Corp.* (Aerospace/Defense)	22,017	356,675
Toro Co. (Housewares)	2,148	174,740
Town & Country Trust (Real Estate Investment Trust)	4,833	133,536
Trammell Crow Co.* (Real Estate)	9,129	165,326
Transaction Systems Architect, Inc.* (Software)	10,203	202,530
Transkaryotic Therapies, Inc* (Biotechnology)	8,055	204,516
Transmeta Corp.* (Semiconductors)	40,812	66,524
Tredegar Corp. (Miscellaneous Manufacturing)	7,518	151,939
Triad Guaranty, Inc.* (Insurance)	2,685	162,389
Triarc Companies, Inc. (Retail)	9,666	118,505
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,833	164,709
TriQuint Semiconductor, Inc.* (Semiconductors)	37,590	167,276
Triumph Group, Inc.* (Aerospace/Defense)	4,296	169,692
TrustCo Bank Corp. NY (Banks)	20,406	281,399
Trustmark Corp. (Banks)	12,888	400,430
TTM Technologies, Inc.* (Electronics)	11,277	133,069
Tyler Technologies, Inc.* (Computers)	10,203	85,297
UbiquiTel, Inc.* (Telecommunications)	19,332	137,644
UICI (Insurance)	9,129	309,473
UIL Holdings Corp. (Electric)	2,685	137,741
UMB Financial Corp. (Banks)	4,296	243,411
Unit Corp.* (Oil & Gas)	5,907	225,706
United Auto Group, Inc. (Retail)	4,296	127,119
United Community Banks, Inc. (Banks)	8,055	216,921
United Community Financial Corp. (Savings & Loans)	7,518	84,202
United Fire & Casualty Co. (Insurance)	4,296	144,818
United Online, Inc.* (Internet)	14,499	167,173
United Rentals, Inc.* (Commercial Services)	4,833	91,344
United Surgical Partners International, Inc.* (Healthcare—Services)	7,518	313,501
Universal American Financial Corp.* (Insurance)	7,518	116,303
Universal Corp. (Agriculture)	6,444	308,281
Universal Forest Products, Inc. (Building Materials)	4,296	186,446
Universal Health Realty Income Trust (Real Estate Investment Trust)	3,222	103,523
Universal Technical Institute, Inc.* (Commercial Services)	3,759	143,293
Univest Corporation Of Pennsylvania (Banks)	2,148	98,851
Unizan Financial Corp. (Banks)	5,907	155,649
Unova, Inc.* (Machinery—Diversified)	13,425	339,517
URS Corp.* (Engineering & Construction)	4,833	155,139
Urstadt Biddle Properties—Class A (Real Estate Investment Trust)	5,907	100,714
USA Mobility, Inc.* (Telecommunications)	3,686	130,153
USEC, Inc. (Mining)	22,113	214,275
Vail Resorts, Inc.* (Entertainment)	5,370	120,395

Common Stocks, continued
	Shares	Value
Valeant Pharmaceuticals International (Pharmaceuticals)	12,351	$325,449
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3,759	94,388
ValueClick, Inc.* (Internet)	22,017	293,487
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	6,444	237,461
Vertex Pharmaceuticals, Inc.* (Biotechnology)	21,480	227,044
Viasys Healthcare, Inc.* (Healthcare—Products)	8,592	163,248
Vicor Corp. (Electrical Components & Equipment)	5,370	70,401
Vicuron Pharmaceuticals, Inc.* (Pharmaceuticals)	12,888	224,380
Vignette Corp.* (Internet)	79,476	110,472
Vintage Petroleum, Inc. (Oil & Gas)	8,055	182,768
Visteon Corp. (Auto Parts & Equipment)	24,702	241,339
VISX, Inc.* (Healthcare—Products)	4,296	111,138
Vitesse Semiconductor Corp.* (Semiconductors)	59,607	210,413
W-H Energy Services, Inc.* (Oil & Gas Services)	6,981	156,095
W.R. Grace & Co.* (Chemicals)	18,258	248,491
Wabtec Corp. (Machinery—Diversified)	9,666	206,079
Walter Industries, Inc. (Holding Companies—Diversified)	6,444	217,356
Washington (Real Estate Investment Trust)	10,740	363,764
Washington Trust Bancorp, Inc. (Banks)	3,759	110,176
Watsco, Inc. (Distribution/Wholesale)	5,907	208,045
Watson Wyatt & Company Holdings (Commercial Services)	9,129	246,027
Watts Industries, Inc.—Class A (Electronics)	5,907	190,442
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	12,351	220,589
WCI Communities, Inc.* (Home Builders)	4,296	126,302
webMethods, Inc.* (Internet)	12,888	92,922
Weis Markets, Inc. (Food)	3,222	124,273
Werner Enterprises, Inc. (Transportation)	11,277	255,311
Wesbanco, Inc. (Banks)	4,833	154,511
WESCO International, Inc.* (Distribution/Wholesale)	4,833	143,250
West Coast Bancorp (Banks)	4,296	109,161
West Pharmaceutical Services, Inc. (Healthcare—Products)	8,592	215,058
Westamerica Bancorporation (Banks)	6,444	375,750
Wild Oats Markets, Inc.* (Food)	8,592	75,696
Winn-Dixie Stores, Inc. (Food)	22,554	102,621
Winnebago Industries, Inc. (Home Builders)	5,370	209,752
Wintrust Financial Corp. (Banks)	5,370	305,875
WMS Industries, Inc.* (Leisure Time)	5,370	180,110
Wolverine World Wide, Inc. (Apparel)	10,203	320,578
Woodward Governor Co. (Electronics)	2,685	192,273
World Fuel Services Corp. (Retail)	2,685	133,713
X-Rite, Inc. (Electronics)	5,907	94,571
Yankee Candle Co., Inc.* (Household Products/Wares)	8,055	267,265
Zenith National Insurance Corp. (Insurance)	2,148	107,056
Zoll Medical Corp.* (Healthcare—Products)	2,685	92,363
Zoran Corp.* (Semiconductors)	11,814	136,805
Zymogenetics, Inc.* (Pharmaceuticals)	5,370	123,509

TOTAL COMMON STOCKS (Cost $142,080,786)		153,012,385

See accompanying notes to the financial statements.

14

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Repurchase Agreements (25.5%)
	Principal Amount	Value
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $53,222,652 (Collateralized by $54,330,000 Federal Home Loan Bank, 2.43%, 1/13/05, market value $54,282,284)	$53,216,000	$53,216,000

TOTAL REPURCHASE AGREEMENTS (Cost $53,216,000)		53,216,000

TOTAL INVESTMENT SECURITIES (Cost $195,296,786)—98.9%		206,228,385
Net other assets (liabilities)—1.1%		2,290,431

NET ASSETS—100.0%		$208,518,816

*	Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $52,168,000)	160	$1,891,280
Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $260,840)	4	$1,456
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/28/05 (Underlying notional amount at value $936,712)	1,438	$10,910
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $3,545,906)	5,442	397,701

**	$7,300,000 of the market value of this security is held as collateral with the custodian for swap agreements.

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31 2004:

Industry	Percentage of Net Assets
Advertising	0.3%
Aerospace/Defense	1.4%
Agriculture	0.1%
Airlines	0.6%
Apparel	0.6%
Auto Parts & Equipment	0.9%
Banks	7.2%

Industry	Percentage of Net Assets
Beverages	NM
Biotechnology	1.3%
Building Materials	0.9%
Chemicals	1.5%
Commercial Services	3.6%
Computers	2.3%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	0.6%
Electric	1.6%
Electrical Components & Equipment	0.3%
Electronics	1.7%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.3%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.4%
Hand/Machine Tools	0.7%
Healthcare—Products	2.6%
Healthcare—Services	1.8%
Holding Companies—Diversified	0.1%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.0%
Internet	2.4%
Investment Companies	0.1%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.6%
Machinery—Diversified	1.4%
Media	1.0%
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.5%
Office Furnishings	0.1%
Oil & Gas	2.8%
Oil & Gas Services	1.1%
Packaging & Containers	0.5%
Pharmaceuticals	2.5%
Real Estate	0.3%
Real Estate Investment Trust	4.8%
Retail	3.5%
Savings & Loans	1.4%
Semiconductors	2.2%
Software	2.3%
Telecommunications	2.2%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.1%
Other***	26.6%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

15

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (87.6%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	11,088	$909,992
Abbott Laboratories (Pharmaceuticals)	22,176	1,034,510
ACE, Ltd. (Insurance)	4,004	171,171
ADC Telecommunications, Inc.* (Telecommunications)	11,473	30,748
Adobe Systems, Inc. (Software)	3,388	212,563
Advanced Micro Devices, Inc.* (Semiconductors)	5,005	110,210
AES Corp.* (Electric)	9,163	125,258
Aetna, Inc. (Healthcare—Services)	2,156	268,961
Affiliated Computer Services, Inc.—Class A* (Computers)	1,848	111,231
AFLAC, Inc. (Insurance)	7,161	285,294
Agilent Technologies, Inc.* (Electronics)	6,930	167,013
Air Products & Chemicals, Inc. (Chemicals)	3,234	187,475
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	1,309	63,578
Albertson’s, Inc. (Food)	5,236	125,036
Alcoa, Inc. (Mining)	12,320	387,095
Allegheny Energy, Inc.* (Electric)	1,771	34,906
Allegheny Technologies, Inc. (Iron/Steel)	1,386	30,035
Allergan, Inc. (Pharmaceuticals)	1,848	149,817
Allied Waste Industries, Inc.* (Environmental Control)	4,543	42,159
Allstate Corp. (Insurance)	9,856	509,752
Alltel Corp. (Telecommunications)	4,389	257,898
Altera Corp.* (Semiconductors)	5,313	109,979
Altria Group, Inc. (Agriculture)	29,106	1,778,377
Ambac Financial Group, Inc. (Insurance)	1,540	126,480
Amerada Hess Corp. (Oil & Gas)	1,309	107,835
Ameren Corp. (Electric)	2,772	138,988
American Electric Power, Inc. (Electric)	5,621	193,025
American Express Co. (Diversified Financial Services)	18,018	1,015,675
American International Group, Inc. (Insurance)	36,960	2,427,163
American Power Conversion Corp. (Electrical Components & Equipment)	2,849	60,969
American Standard Cos.* (Building Materials)	3,003	124,084
AmerisourceBergen Corp. (Pharmaceuticals)	1,617	94,886
Amgen, Inc.* (Biotechnology)	17,941	1,150,915
AmSouth Bancorp (Banks)	5,005	129,630
Anadarko Petroleum Corp. (Oil & Gas)	3,542	229,557
Analog Devices, Inc. (Semiconductors)	5,390	198,999
Andrew Corp.* (Telecommunications)	2,310	31,485
Anheuser-Busch Companies, Inc. (Beverages)	11,396	578,119
AON Corp. (Insurance)	4,466	106,559
Apache Corp. (Oil & Gas)	4,620	233,633
Apartment Investment & Management Co.—Class A (Real Estate Investment Trust)	1,309	50,449
Apollo Group, Inc.—Class A* (Commercial Services)	2,772	223,728
Apple Computer, Inc.* (Computers)	5,467	352,075
Applera Corp.—Applied Biosystems Group (Electronics)	2,849	59,573
Applied Materials, Inc.* (Semiconductors)	24,101	412,127
Applied Micro Circuits Corp.* (Semiconductors)	4,466	18,802
Archer-Daniels-Midland Co. (Agriculture)	9,240	206,144
Archstone-Smith Trust (Real Estate Investment Trust)	2,695	103,219
Ashland, Inc. (Chemicals)	1,001	58,438
AT&T Corp. (Telecommunications)	11,242	214,273
Autodesk, Inc. (Software)	3,234	122,730

Common Stocks, continued
	Shares	Value
Automatic Data Processing, Inc. (Software)	8,316	$368,815
AutoNation, Inc.* (Retail)	3,773	72,479
AutoZone, Inc.* (Retail)	1,155	105,463
Avaya, Inc.* (Telecommunications)	6,391	109,925
Avery Dennison Corp. (Household Products/Wares)	1,540	92,354
Avon Products, Inc. (Cosmetics/Personal Care)	6,699	259,251
Baker Hughes, Inc. (Oil & Gas Services)	4,774	203,707
Ball Corp. (Packaging & Containers)	1,617	71,115
Bank of America Corp. (Banks)	57,750	2,713,673
Bank of New York Co., Inc. (Banks)	11,011	367,988
Bard (C.R.), Inc. (Healthcare—Products)	1,463	93,603
Bausch & Lomb, Inc. (Healthcare—Products)	770	49,634
Baxter International, Inc. (Healthcare—Products)	8,701	300,533
BB&T Corp. (Banks)	7,854	330,261
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,463	149,680
Becton, Dickinson & Co. (Healthcare—Products)	3,542	201,186
Bed Bath & Beyond, Inc.* (Retail)	4,235	168,680
BellSouth Corp. (Telecommunications)	25,949	721,123
Bemis Company, Inc. (Packaging & Containers)	1,540	44,799
Best Buy Co., Inc. (Retail)	4,620	274,520
Big Lots, Inc.* (Retail)	1,617	19,614
Biogen Idec, Inc.* (Biotechnology)	4,774	317,996
Biomet, Inc. (Healthcare—Products)	3,619	157,028
BJ Services Co. (Oil & Gas Services)	2,310	107,507
Black & Decker Corp. (Hand/Machine Tools)	1,155	102,022
Block H & R, Inc. (Commercial Services)	2,310	113,190
BMC Software, Inc.* (Software)	3,157	58,720
Boeing Co. (Aerospace/Defense)	11,935	617,875
Boston Scientific Corp.* (Healthcare—Products)	11,935	424,289
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,643	708,214
Broadcom Corp.—Class A* (Semiconductors)	4,543	146,648
Brown-Forman Corp. (Beverages)	1,694	82,464
Brunswick Corp. (Leisure Time)	1,386	68,607
Burlington Northern Santa Fe Corp. (Transportation)	5,313	251,358
Burlington Resources, Inc. (Oil & Gas)	5,621	244,514
Calpine Corp.* (Electric)	6,314	24,877
Campbell Soup Co. (Food)	5,852	174,916
Capital One Financial Corp. (Diversified Financial Services)	3,465	291,788
Cardinal Health, Inc. (Pharmaceuticals)	6,083	353,726
Caremark Rx, Inc.* (Pharmaceuticals)	6,622	261,105
Carnival Corp. (Leisure Time)	9,009	519,188
Caterpillar, Inc. (Machinery—Construction & Mining)	4,851	473,021
Cendant Corp. (Commercial Services)	15,015	351,050
CenterPoint Energy, Inc. (Electric)	4,389	49,596
Centex Corp. (Home Builders)	1,771	105,516
CenturyTel, Inc. (Telecommunications)	1,925	68,280
ChevronTexaco Corp. (Oil & Gas)	30,261	1,589,005
Chiron Corp.* (Biotechnology)	2,695	89,824
Chubb Corp. (Insurance)	2,695	207,246
CIENA Corp.* (Telecommunications)	8,085	27,004
CIGNA Corp. (Insurance)	1,925	157,022
Cincinnati Financial Corp. (Insurance)	2,387	105,649
Cinergy Corp. (Electric)	2,541	105,782
Cintas Corp. (Textiles)	2,464	108,071
Circuit City Stores, Inc. (Retail)	2,849	44,558
Cisco Systems, Inc.* (Telecommunications)	95,942	1,851,680
CIT Group, Inc. (Diversified Financial Services)	2,772	127,013

See accompanying notes to the financial statements.

16

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Citigroup, Inc. (Diversified Financial Services)	73,535	$3,542,916
Citizens Communications Co. (Telecommunications)	4,697	64,772
Citrix Systems, Inc.* (Software)	2,387	58,553
Clear Channel Communications, Inc. (Media)	8,393	281,082
Clorox Co. (Household Products/Wares)	3,003	176,967
CMS Energy Corp.* (Electric)	2,310	24,140
Coach, Inc.* (Apparel)	2,695	151,998
Coca-Cola Co. (Beverages)	34,419	1,432,863
Coca-Cola Enterprises, Inc. (Beverages)	6,622	138,069
Colgate-Palmolive Co. (Cosmetics/Personal Care)	7,546	386,053
Comcast Corp.—Special Class A* (Media)	31,724	1,055,775
Comerica, Inc. (Banks)	2,464	150,353
Compass Bancshares, Inc. (Banks)	1,694	82,447
Computer Associates International, Inc. (Software)	8,316	258,295
Computer Sciences Corp.* (Computers)	2,695	151,917
Compuware Corp.* (Software)	5,467	35,371
Comverse Technology, Inc.* (Telecommunications)	2,772	67,775
ConAgra Foods, Inc. (Food)	7,469	219,962
ConocoPhillips (Oil & Gas)	9,779	849,111
Consolidated Edison, Inc. (Electric)	3,465	151,594
Constellation Energy Group, Inc. (Electric)	2,464	107,701
Convergys Corp.* (Commercial Services)	2,002	30,010
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,309	88,868
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,078	23,231
Coors (Adolph) Co.—Class B (Beverages)	539	40,786
Corning, Inc.* (Telecommunications)	19,789	232,917
Costco Wholesale Corp. (Retail)	6,545	316,843
Countrywide Credit Industries, Inc. (Diversified Financial Services)	8,008	296,376
CSX Corp. (Transportation)	3,080	123,446
Cummins, Inc. (Machinery—Diversified)	616	51,615
CVS Corp. (Retail)	5,698	256,809
Dana Corp. (Auto Parts & Equipment)	2,156	37,363
Danaher Corp. (Miscellaneous Manufacturing)	4,389	251,972
Darden Restaurants, Inc. (Retail)	2,233	61,943
Deere & Co. (Machinery—Diversified)	3,542	263,524
Dell, Inc.* (Computers)	35,420	1,492,599
Delphi Corp. (Auto Parts & Equipment)	7,931	71,538
Delta Air Lines, Inc.* (Airlines)	1,771	13,247
Devon Energy Corp. (Oil & Gas)	6,930	269,716
Dillards, Inc.—Class A (Retail)	1,155	31,035
Dollar General Corp. (Retail)	4,697	97,557
Dominion Resources, Inc. (Electric)	4,697	318,175
Donnelley (Commercial Services)	3,080	108,693
Dover Corp. (Miscellaneous Manufacturing)	2,849	119,487
Dow Chemical Co. (Chemicals)	13,321	659,523
Dow Jones & Company, Inc. (Media)	1,155	49,734
DTE Energy Co. (Electric)	2,464	106,272
Du Pont (Chemicals)	14,168	694,941
Duke Energy Corp. (Electric)	13,321	337,421
Dynegy, Inc.—Class A* (Pipelines)	5,390	24,902
E*TRADE Financial Corp.* (Diversified Financial Services)	5,313	79,429
Eastman Chemical Co. (Chemicals)	1,078	62,233
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,081	131,612

Common Stocks, continued
	Shares	Value
Eaton Corp. (Miscellaneous Manufacturing)	2,156	$156,008
eBay, Inc.* (Internet)	9,394	1,092,334
Ecolab, Inc. (Chemicals)	3,619	127,135
Edison International (Electric)	4,620	147,979
El Paso Corp. (Pipelines)	9,086	94,494
Electronic Arts, Inc.* (Software)	4,312	265,964
Electronic Data Systems Corp. (Computers)	7,238	167,198
Eli Lilly & Co. (Pharmaceuticals)	16,016	908,908
EMC Corp.* (Computers)	34,111	507,231
Emerson Electric Co. (Electrical Components & Equipment)	5,929	415,622
Engelhard Corp. (Chemicals)	1,771	54,317
Entergy Corp. (Electric)	3,234	218,586
EOG Resources, Inc. (Oil & Gas)	1,694	120,884
Equifax, Inc. (Commercial Services)	1,925	54,093
Equity Office Properties Trust (Real Estate Investment Trust)	5,698	165,926
Equity Residential Properties Trust (Real Estate Investment Trust)	4,004	144,865
Exelon Corp. (Electric)	9,394	413,993
Express Scripts, Inc.—Class A* (Pharmaceuticals)	1,078	82,402
Exxon Mobil Corp. (Oil & Gas)	92,323	4,732,477
Family Dollar Stores, Inc. (Retail)	2,387	74,546
Fannie Mae (Diversified Financial Services)	13,706	976,004
Federated Department Stores, Inc. (Retail)	2,541	146,844
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,540	46,816
FedEx Corp. (Transportation)	4,235	417,105
Fifth Third Bancorp (Banks)	8,085	382,258
First Data Corp. (Software)	12,166	517,542
First Horizon National Corp. (Banks)	1,771	76,348
FirstEnergy Corp. (Electric)	4,697	185,578
Fiserv, Inc.* (Software)	2,772	111,407
Fisher Scientific International, Inc.* (Electronics)	1,617	100,868
Fluor Corp. (Engineering & Construction)	1,155	62,959
Ford Motor Co. (Auto Manufacturers)	25,949	379,894
Forest Laboratories, Inc.* (Pharmaceuticals)	5,236	234,887
Fortune Brands, Inc. (Household Products/Wares)	2,079	160,457
FPL Group, Inc. (Electric)	2,618	195,696
Franklin Resources, Inc. (Diversified Financial Services)	3,542	246,700
Freddie Mac (Diversified Financial Services)	9,779	720,712
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,541	97,142
Freescale Semiconductors, Inc.—Class B* (Semiconductors)	5,200	95,472
Gannett Co., Inc. (Media)	3,773	308,254
Gap, Inc. (Retail)	12,859	271,582
Gateway, Inc.* (Computers)	5,313	31,931
General Dynamics Corp. (Aerospace/Defense)	2,849	298,005
General Electric Co. (Miscellaneous Manufacturing)	149,842	5,469,233
General Mills, Inc. (Food)	5,390	267,937
General Motors Corp. (Auto Manufacturers)	8,008	320,800
Genuine Parts Co. (Distribution/Wholesale)	2,464	108,563
Genzyme Corp.—General Division* (Biotechnology)	3,234	187,798
Georgia Pacific Corp. (Forest Products & Paper)	3,696	138,526
Gilead Sciences, Inc.* (Pharmaceuticals)	6,083	212,844
Gillette Co. (Cosmetics/Personal Care)	14,245	637,891

See accompanying notes to the financial statements.

17

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Golden West Financial Corp. (Savings & Loans)	4,312	$264,843
Goodrich Corp. (Aerospace/Defense)	1,694	55,292
Grainger (Distribution/Wholesale)	1,309	87,206
Great Lakes Chemical Corp. (Chemicals)	693	19,744
Guidant Corp. (Healthcare—Products)	4,466	321,999
Halliburton Co. (Oil & Gas Services)	6,237	244,740
Harley-Davidson, Inc. (Leisure Time)	4,158	252,599
Harrah’s Entertainment, Inc. (Lodging)	1,617	108,161
Hartford Financial Services Group, Inc. (Insurance)	4,158	288,191
Hasbro, Inc. (Toys/Games/Hobbies)	2,541	49,245
HCA, Inc. (Healthcare—Services)	6,853	273,846
Health Management Associates, Inc.—Class A (Healthcare—Services)	3,465	78,725
Heinz (H.J.) Co. (Food)	4,928	192,143
Hercules, Inc.* (Chemicals)	1,617	24,012
Hershey Foods Corp. (Food)	3,465	192,446
Hewlett-Packard Co. (Computers)	42,889	899,382
Hilton Hotels Corp. (Lodging)	5,467	124,320
Home Depot, Inc. (Retail)	31,185	1,332,847
Honeywell International, Inc. (Miscellaneous Manufacturing)	12,166	430,798
Hospira, Inc.* (Pharmaceuticals)	2,233	74,806
Humana, Inc.* (Healthcare—Services)	2,233	66,298
Huntington Bancshares, Inc. (Banks)	3,234	80,139
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,312	399,636
IMS Health, Inc. (Software)	3,311	76,848
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	2,464	197,859
Intel Corp. (Semiconductors)	91,014	2,128,817
International Business Machines Corp. (Computers)	23,793	2,345,514
International Flavors & Fragrances, Inc. (Chemicals)	1,309	56,078
International Game Technology (Entertainment)	4,928	169,425
International Paper Co. (Forest Products & Paper)	6,930	291,060
Interpublic Group of Companies, Inc.* (Advertising)	6,006	80,480
Intuit, Inc.* (Software)	2,695	118,607
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,309	110,545
J.P. Morgan Chase & Co. (Diversified Financial Services)	50,589	1,973,477
Jabil Circuit, Inc.* (Electronics)	2,849	72,877
Janus Capital Group, Inc. (Diversified Financial Services)	3,388	56,952
JDS Uniphase Corp.* (Telecommunications)	20,405	64,684
Jefferson-Pilot Corp. (Insurance)	1,925	100,023
Johnson & Johnson (Healthcare—Products)	42,119	2,671,187
Johnson Controls, Inc. (Auto Parts & Equipment)	2,695	170,971
Jones Apparel Group, Inc. (Apparel)	1,771	64,765
KB Home (Home Builders)	693	72,349
Kellogg Co. (Food)	5,852	261,350
Kerr-McGee Corp. (Oil & Gas)	2,156	124,595
KeyCorp (Banks)	5,775	195,773
KeySpan Corp. (Gas)	2,310	91,130
Kimberly-Clark Corp. (Household Products/Wares)	7,007	461,130
Kinder Morgan, Inc. (Pipelines)	1,771	129,513
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,465	42,966
KLA-Tencor Corp.* (Semiconductors)	2,772	129,120
Knight-Ridder, Inc. (Media)	1,078	72,161
Kohls Corp.* (Retail)	4,851	238,524

Common Stocks, continued
	Shares	Value
Kroger Co.* (Food)	10,472	$183,679
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,540	112,790
Laboratory Corp. of America Holdings* (Healthcare—Services)	1,925	95,904
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,695	76,619
Lexmark International Group, Inc.* (Computers)	1,848	157,080
Limited, Inc. (Retail)	6,699	154,211
Lincoln National Corp. (Insurance)	2,464	115,020
Linear Technology Corp. (Semiconductors)	4,389	170,118
Liz Claiborne, Inc. (Apparel)	1,540	65,003
Lockheed Martin Corp. (Aerospace/Defense)	6,314	350,743
Loews Corp. (Insurance)	2,618	184,045
Louisiana-Pacific Corp. (Forest Products & Paper)	1,540	41,180
Lowe’s Cos., Inc. (Retail)	11,088	638,558
LSI Logic Corp.* (Semiconductors)	5,467	29,959
Lucent Technologies, Inc.* (Telecommunications)	61,138	229,879
M&T Bank Corp. (Banks)	1,694	182,681
Manor Care, Inc. (Healthcare—Services)	1,232	43,650
Marathon Oil Corp. (Oil & Gas)	4,928	185,342
Marriott International, Inc.—Class A (Lodging)	3,234	203,677
Marsh & McLennan Companies, Inc. (Insurance)	7,392	243,197
Marshall & Ilsley Corp. (Banks)	3,157	139,539
Masco Corp. (Building Materials)	6,160	225,025
Mattel, Inc. (Toys/Games/Hobbies)	5,852	114,055
Maxim Integrated Products, Inc. (Semiconductors)	4,620	195,842
May Department Stores Co. (Retail)	4,158	122,245
Maytag Corp. (Home Furnishings)	1,155	24,371
MBIA, Inc. (Insurance)	2,002	126,687
MBNA Corp. (Diversified Financial Services)	18,095	510,098
McCormick & Co., Inc. (Food)	1,925	74,305
McDonald’s Corp. (Retail)	17,864	572,720
McGraw-Hill Companies, Inc. (Media)	2,695	246,700
McKesson Corp. (Commercial Services)	4,158	130,811
MeadWestvaco Corp. (Forest Products & Paper)	2,849	96,553
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,850	160,160
MedImmune, Inc.* (Biotechnology)	3,542	96,024
Medtronic, Inc. (Healthcare—Products)	17,171	852,884
Mellon Financial Corp. (Banks)	6,006	186,847
Merck & Co., Inc. (Pharmaceuticals)	31,493	1,012,185
Mercury Interactive Corp.* (Software)	1,309	59,625
Meredith Corp. (Media)	693	37,561
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,576	273,508
MetLife, Inc. (Insurance)	10,626	430,459
MGIC Investment Corp. (Insurance)	1,386	95,509
Micron Technology, Inc.* (Semiconductors)	8,701	107,457
Microsoft Corp. (Software)	154,308	4,121,567
Millipore Corp.* (Biotechnology)	693	34,518
Molex, Inc. (Electrical Components & Equipment)	2,695	80,850
Monsanto Co. (Agriculture)	3,773	209,590
Monster Worldwide, Inc.* (Internet)	1,694	56,986
Moody’s Corp. (Commercial Services)	2,079	180,561
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	15,554	863,558
Motorola, Inc. (Telecommunications)	33,495	576,114
Mylan Laboratories, Inc. (Pharmaceuticals)	3,850	68,068
Nabors Industries, Ltd.* (Oil & Gas)	2,079	106,632

See accompanying notes to the financial statements.

18

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
National City Corp. (Banks)	9,394	$352,745
National Semiconductors Corp. (Semiconductors)	5,082	91,222
Navistar International Corp.* (Auto Manufacturers)	1,001	44,024
NCR Corp.* (Computers)	1,309	90,622
Neenah Paper, Inc.* (Forest Products & Paper)	209	6,813
Network Appliance, Inc.* (Computers)	5,082	168,824
New York Times Co.—Class A (Media)	2,079	84,823
Newell Rubbermaid, Inc. (Housewares)	3,927	94,994
Newmont Mining Corp. (Mining)	6,314	280,405
News Corp.—Class A (Media)	35,882	669,558
Nextel Communications, Inc.—Class A* (Telecommunications)	15,785	473,550
NICOR, Inc. (Gas)	616	22,755
NIKE, Inc.—Class B (Apparel)	3,773	342,174
NiSource, Inc. (Electric)	3,773	85,949
Noble Corp.* (Oil & Gas)	1,925	95,750
Nordstrom, Inc. (Retail)	2,002	93,553
Norfolk Southern Corp. (Transportation)	5,621	203,424
North Fork Bancorp, Inc. (Banks)	3,696	106,630
Northern Trust Corp. (Banks)	3,157	153,367
Northrop Grumman Corp. (Aerospace/Defense)	5,082	276,258
Novell, Inc.* (Software)	5,467	36,902
Novellus Systems, Inc.* (Semiconductors)	2,002	55,836
Nucor Corp. (Iron/Steel)	2,310	120,905
NVIDIA Corp.* (Semiconductors)	2,387	56,238
Occidental Petroleum Corp. (Oil & Gas)	5,544	323,548
Office Depot, Inc.* (Retail)	4,466	77,530
OfficeMax, Inc. (Retail)	1,232	38,660
Omnicom Group, Inc. (Advertising)	2,695	227,243
Oracle Corp.* (Software)	73,381	1,006,787
PACCAR, Inc. (Auto Manufacturers)	2,464	198,303
Pactiv Corp.* (Packaging & Containers)	2,156	54,525
Pall Corp. (Miscellaneous Manufacturing)	1,771	51,270
Parametric Technology Corp.* (Software)	3,850	22,677
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,694	128,304
Paychex, Inc. (Commercial Services)	5,390	183,691
Penney (Retail)	4,081	168,953
Peoples Energy Corp. (Gas)	539	23,689
PeopleSoft, Inc.* (Software)	5,236	138,649
PepsiCo, Inc. (Beverages)	24,024	1,254,053
PerkinElmer, Inc. (Electronics)	1,848	41,562
Pfizer, Inc. (Pharmaceuticals)	107,184	2,882,178
PG&E Corp.* (Electric)	5,698	189,629
Phelps Dodge Corp. (Mining)	1,309	129,486
Pinnacle West Capital Corp. (Electric)	1,309	58,133
Pitney Bowes, Inc. (Office/Business Equipment)	3,311	153,233
Plum Creek Timber Company, Inc. (Forest Products & Paper)	2,618	100,636
PMC-Sierra, Inc.* (Semiconductors)	2,541	28,586
PNC Financial Services Group (Banks)	4,004	229,990
Power-One, Inc.* (Electrical Components & Equipment)	1,155	10,303
PPG Industries, Inc. (Chemicals)	2,464	167,946
PPL Corp. (Electric)	2,695	143,590
Praxair, Inc. (Chemicals)	4,620	203,973
Principal Financial Group, Inc. (Insurance)	4,466	182,838
Procter & Gamble Co. (Cosmetics/Personal Care)	36,113	1,989,104
Progress Energy, Inc. (Electric)	3,465	156,757

Common Stocks, continued
	Shares	Value
Progress Energy, Inc.CVO (Electric)	987	$0
Progressive Corp. (Insurance)	3,080	261,307
Prologis (Real Estate Investment Trust)	2,618	113,438
Providian Financial Corp.* (Diversified Financial Services)	4,158	68,482
Prudential Financial, Inc. (Insurance)	7,392	406,264
Public Service Enterprise Group, Inc. (Electric)	3,388	175,397
Pulte Homes, Inc. (Home Builders)	1,771	112,990
QLogic Corp.* (Semiconductors)	1,309	48,080
Qualcomm, Inc. (Telecommunications)	23,100	979,440
Quest Diagnostics, Inc. (Healthcare—Services)	1,463	139,790
Qwest Communications International, Inc.* (Telecommunications)	25,795	114,530
RadioShack Corp. (Retail)	2,233	73,421
Raytheon Co. (Aerospace/Defense)	6,391	248,163
Reebok International, Ltd. (Apparel)	847	37,268
Regions Financial Corp. (Banks)	6,545	232,937
Reynolds American, Inc. (Agriculture)	2,079	163,409
Robert Half International, Inc. (Commercial Services)	2,464	72,516
Rockwell Collins, Inc. (Aerospace/Defense)	2,541	100,217
Rockwell International Corp. (Machinery—Diversified)	2,618	129,722
Rohm & Haas Co. (Chemicals)	3,157	139,634
Rowan Companies, Inc.* (Oil & Gas)	1,540	39,886
Ryder System, Inc. (Transportation)	924	44,139
Sabre Holdings Corp. (Leisure Time)	1,925	42,658
SAFECO Corp. (Insurance)	2,002	104,584
Safeway, Inc.* (Food)	6,314	124,638
Sanmina-SCI Corp.* (Electronics)	7,392	62,610
Sara Lee Corp. (Food)	11,242	271,382
SBC Communications, Inc. (Telecommunications)	47,047	1,212,401
Schering-Plough Corp. (Pharmaceuticals)	20,867	435,703
Schlumberger, Ltd. (Oil & Gas Services)	8,393	561,911
Schwab (Diversified Financial Services)	19,404	232,072
Scientific-Atlanta, Inc. (Telecommunications)	2,156	71,170
Seagate Technology, Inc.* (Computers)	2,565	0
Sealed Air Corp.* (Packaging & Containers)	1,155	61,527
Sears, Roebuck & Co. (Retail)	3,003	153,243
Sempra Energy (Gas)	3,311	121,447
Sherwin-Williams Co. (Chemicals)	2,002	89,349
Siebel Systems, Inc.* (Software)	7,161	75,191
Sigma-Aldrich Corp. (Chemicals)	1,001	60,520
Simon Property Group, Inc. (Real Estate Investment Trust)	2,926	189,223
SLM Corp. (Diversified Financial Services)	6,160	328,882
Snap-on, Inc. (Hand/Machine Tools)	847	29,103
Solectron Corp.* (Electronics)	13,629	72,643
Southern Co. (Electric)	10,472	351,020
Southwest Airlines Co. (Airlines)	11,242	183,020
Sovereign Bancorp, Inc. (Savings & Loans)	4,851	109,390
Sprint Corp. (Telecommunications)	20,636	512,805
St. Jude Medical, Inc.* (Healthcare—Products)	5,082	213,088
St. Paul Companies, Inc. (Insurance)	9,471	351,090
Stanley Works (Hand/Machine Tools)	1,155	56,583
Staples, Inc. (Retail)	7,084	238,802
Starbucks Corp.* (Retail)	5,621	350,526
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,926	170,878
State Street Corp. (Banks)	4,774	234,499
Stryker Corp. (Healthcare—Products)	5,698	274,929

See accompanying notes to the financial statements.

19

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Sun Microsystems, Inc.* (Computers)	47,201	$253,941
SunGard Data Systems, Inc.* (Computers)	4,081	115,615
Sunoco, Inc. (Oil & Gas)	1,078	88,083
SunTrust Banks, Inc. (Banks)	4,004	295,816
SuperValu, Inc. (Food)	1,925	66,451
Symantec Corp.* (Internet)	8,932	230,088
Symbol Technologies, Inc. (Electronics)	3,388	58,612
Synovus Financial Corp. (Banks)	4,389	125,438
Sysco Corp. (Food)	9,086	346,813
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,771	110,156
Target Corp. (Retail)	12,782	663,770
TECO Energy, Inc. (Electric)	2,849	43,704
Tektronix, Inc. (Electronics)	1,232	37,219
Tellabs, Inc.* (Telecommunications)	5,929	50,930
Temple-Inland, Inc. (Forest Products & Paper)	770	52,668
Tenet Healthcare Corp.* (Healthcare—Services)	6,622	72,710
Teradyne, Inc.* (Semiconductors)	2,772	47,318
Texas Instruments, Inc. (Semiconductors)	24,563	604,741
Textron, Inc. (Miscellaneous Manufacturing)	2,002	147,748
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,464	36,122
The Pepsi Bottling Group, Inc. (Beverages)	3,619	97,858
Thermo Electron Corp.* (Electronics)	2,310	69,739
Tiffany & Co. (Retail)	2,079	66,466
Time Warner, Inc.* (Media)	64,911	1,261,870
TJX Companies, Inc. (Retail)	6,930	174,151
Torchmark Corp. (Insurance)	1,540	87,996
Toys R Us, Inc.* (Retail)	3,003	61,471
Transocean Sedco Forex, Inc.* (Oil & Gas)	4,543	192,578
Tribune Co. (Media)	4,543	191,442
TXU Corp. (Electric)	4,235	273,412
Tyco International, Ltd. (Miscellaneous Manufacturing)	28,490	1,018,233
U.S. Bancorp (Banks)	26,642	834,427
Union Pacific Corp. (Transportation)	3,696	248,556
Unisys Corp.* (Computers)	4,774	48,599
United Parcel Service, Inc.—Class B (Transportation)	15,939	1,362,147
United States Steel Corp. (Iron/Steel)	1,617	82,871
United Technologies Corp. (Aerospace/Defense)	7,238	748,047
UnitedHealth Group, Inc. (Healthcare—Services)	9,471	833,732
Univision Communications, Inc.—Class A* (Media)	4,543	132,974
Unocal Corp. (Oil & Gas)	3,773	163,145
UnumProvident Corp. (Insurance)	4,235	75,976
UST, Inc. (Agriculture)	2,310	111,134
Valero Energy Corp. (Oil & Gas)	3,696	167,798
Veritas Software Corp.* (Software)	6,160	175,868
Verizon Communications, Inc. (Telecommunications)	39,270	1,590,828
V. F. Corp. (Apparel)	1,540	85,285
Viacom, Inc.—Class B (Media)	24,640	896,650
Visteon Corp. (Auto Parts & Equipment)	1,848	18,055
Vulcan Materials Co. (Building Materials)	1,463	79,894
Wachovia Corp. (Banks)	22,031	1,158,831
Wal-Mart Stores, Inc. (Retail)	60,214	3,180,503
Walgreen Co. (Retail)	14,553	558,399
Walt Disney Co. (Media)	29,183	811,287
Washington Mutual, Inc. (Savings & Loans)	12,397	524,145

Common Stocks, continued
	Shares	Value
Waste Management, Inc. (Environmental Control)	8,239	$246,676
Waters Corp.* (Electronics)	1,694	79,262
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,540	50,527
WellPoint, Inc.* (Healthcare—Services)	4,235	487,024
Wells Fargo & Co. (Banks)	23,947	1,488,306
Wendy’s International, Inc. (Retail)	1,617	63,483
Weyerhaeuser Co. (Forest Products & Paper)	3,388	227,741
Whirlpool Corp. (Home Furnishings)	924	63,950
Williams Companies, Inc. (Pipelines)	7,392	120,416
Wrigley (Wm.) Jr. Co. (Food)	3,157	218,433
Wyeth (Pharmaceuticals)	18,942	806,740
Xcel Energy, Inc. (Electric)	5,698	103,704
Xerox Corp.* (Office/Business Equipment)	11,935	203,014
Xilinx, Inc. (Semiconductors)	4,928	146,115
XL Capital, Ltd.—Class A (Insurance)	2,002	155,455
Yahoo!, Inc.* (Internet)	19,327	728,241
YUM! Brands, Inc. (Retail)	4,158	196,174
Zimmer Holdings, Inc.* (Healthcare—Products)	3,465	277,616
Zions Bancorp (Banks)	1,232	83,813

TOTAL COMMON STOCKS (Cost $121,038,607)		158,845,127

Options Purchased (9.3%)
	Contracts
S&P 500 Futures Call Option expiring March 2005 @ $650	120	16,899,000

TOTAL OPTIONS PURCHASED (Cost $16,200,540)		16,899,000

Repurchase Agreements (4.1%)
	Principal Amount
UBS**, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $7,379,922 (Collateralized by $8,313,000 Federal National Mortgage Association, 3.37%, 10/5/07, market value $7,527,542)	$7,379,000	7,379,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,379,000)		7,379,000

Rights/Warrants (NM)
	Shares
Lucent Technologies, Inc. (Telecommunications)	14,324	22,632

TOTAL RIGHTS/WARRANTS (Cost $0)		22,632

TOTAL INVESTMENT SECURITIES (Cost $144,618,147)—101.0%		183,145,759
Net other assets (liabilities)—(1.0%)		(1,740,624)

NET ASSETS—100.0%		$181,405,135

*	Non-income producing security
CVO	Contingent Value Obligation

See accompanying notes to the financial statements.

20

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments December 31, 2004

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2005 (Underlying face amount at value $145,292,675)	479	$3,893,322
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/05 (Underlying notional amount at value $11,980,809)	9,886	$69,326
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/31/05 (Underlying notional amount at value $11,341,133)	9,358	65,535

**	$2,500,000 of the market value of this security is held as collateral with the custodian for swap agreements.

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.2%
Aerospace/Defense	1.5%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.0%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.8%
Computers	3.8%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.7%
Electric	2.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%

Industry	Percentage of Net Assets
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	3.2%
Healthcare—Services	1.3%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.0%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.3%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.3%
Media	3.4%
Mining	0.5%
Miscellaneous Manufacturer	5.3%
Office/Business Equipment	0.2%
Oil & Gas	5.4%
Oil & Gas Services	0.6%
Packaging & Containers	0.1%
Pharmaceuticals	5.3%
Pipelines	0.2%
Real Estate Investment Trust	0.4%
Retail	6.2%
Savings & Loans	0.5%
Semiconductors	2.7%
Software	4.3%
Telecommunications	5.3%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other***	12.4%

NM	Not meaningful, amount is less than 0.05%.
***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).

See accompanying notes to the financial statements.

21

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks (77.9%)
	Shares	Value
21st Century Insurance Group (Insurance)	10,901	$148,254
99 Cents Only Stores* (Retail)	24,775	400,364
A.C. Moore Arts & Crafts, Inc.* (Retail)	6,937	199,855
AAR Corp.* (Aerospace/Defense)	16,847	229,456
Aaron Rents, Inc. (Commercial Services)	17,838	445,950
Abaxis, Inc.* (Healthcare—Products)	8,919	129,236
Abgenix, Inc.* (Pharmaceuticals)	41,622	430,371
ABM Industries, Inc. (Commercial Services)	18,829	371,308
Acadia Realty Trust (Real Estate Investment Trust)	12,883	209,993
Actuant Corp.* (Miscellaneous Manufacturing)	10,901	568,487
Acuity Brands, Inc. (Miscellaneous Manufacturing)	13,874	441,193
Adaptec, Inc.* (Telecommunications)	53,514	406,171
Advanced Digital Information Corp.* (Computers)	32,703	327,684
Advisory Board Co.* (Commercial Services)	8,919	328,933
ADVO, Inc. (Advertising)	13,874	494,608
Aeropostale, Inc.* (Retail)	258	7,593
Affordable Residential Communities (Real Estate Investment Trust)	12,883	184,871
Agile Software Corp.* (Internet)	26,757	218,605
AirTran Holdings, Inc.* (Airlines)	22,793	243,885
AK Steel Holding Corp.* (Iron/Steel)	55,496	803,027
Alabama National BanCorp (Banks)	5,946	383,517
Alamosa Holdings, Inc.* (Telecommunications)	32,703	407,806
Albany International Corp.—Class A (Machinery—Diversified)	12,883	452,966
Albany Molecular Research, Inc.* (Commercial Services)	11,892	132,477
Albemarle Corp. (Chemicals)	8,919	345,254
Alfa Corp. (Insurance)	16,847	255,822
Alkermes, Inc.* (Pharmaceuticals)	38,649	544,565
Allegheny Technologies, Inc. (Iron/Steel)	27,748	601,299
Alliance Gaming Corp.* (Entertainment)	25,766	355,828
Alpharma, Inc. (Pharmaceuticals)	10,901	184,772
Altiris, Inc.* (Software)	10,901	386,222
AMCOL International Corp. (Mining)	10,901	219,001
American Medical Systems Holdings, Inc.* (Healthcare—Products)	12,883	538,638
American States Water Co. (Water)	7,928	206,128
American Woodmark Corp. (Home Furnishings)	5,946	259,721
AMERIGROUP Corp.* (Healthcare—Services)	3,964	299,916
Amis Holdings, Inc.* (Semiconductors)	15,856	261,941
Amli Residential Properties Trust (Real Estate Investment Trust)	12,883	412,256
AmSurg Corp.* (Healthcare—Services)	14,865	439,112
Anaren Microwave, Inc.* (Telecommunications)	10,901	141,277
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	9,910	288,877
Anixter International, Inc. (Telecommunications)	12,883	463,659
ANSYS, Inc.* (Software)	15,856	508,343
Anteon International Corp.* (Computers)	11,892	497,799
Anthracite Capital, Inc. (Real Estate Investment Trust)	22,793	281,721
Apogee Enterprises, Inc. (Building Materials)	13,874	186,050
Apollo Investment Corp. (Investment Companies)	31,744	479,334
Applera Corp.—Celera Genomics Group* (Biotechnology)	36,667	504,171

Common Stocks, continued
	Shares	Value
Applied Industrial Technologies, Inc. (Machinery—Diversified)	13,186	$361,296
Apria Healthcare Group, Inc.* (Healthcare—Services)	11,892	391,841
AptarGroup, Inc. (Miscellaneous Manufacturing)	11,892	627,659
aQuantive, Inc.* (Internet)	23,784	212,629
Aquila, Inc.* (Electric)	99,100	365,679
Arbitron, Inc.* (Commercial Services)	7,928	310,619
Arch Chemicals, Inc. (Chemicals)	10,901	313,731
Arctic Cat, Inc. (Leisure Time)	6,937	183,969
Argonaut Group, Inc.* (Insurance)	11,892	251,278
Ariad Pharmaceuticals, Inc.* (Biotechnology)	26,757	198,805
Ariba, Inc.* (Internet)	22,793	378,364
Arkansas Best Corp. (Transportation)	10,901	489,346
Armor Holdings, Inc.* (Aerospace/Defense)	11,892	559,162
Ascential Software Corp.* (Software)	29,730	484,896
Associated Banc-Corp. (Banks)	2,638	87,608
Atherogenics, Inc.* (Pharmaceuticals)	18,829	443,611
Avanex Corp.* (Telecommunications)	40,631	134,489
Aviall, Inc.* (Distribution/Wholesale)	11,892	273,159
Avista Corp. (Electric)	15,856	280,176
Axcelis Technologies, Inc.* (Semiconductors)	48,559	394,785
Aztar Corp.* (Lodging)	7,928	276,846
Baldor Electric Co. (Hand/Machine Tools)	14,865	409,233
BancorpSouth, Inc. (Banks)	30,721	748,671
Bandag, Inc. (Auto Parts & Equipment)	4,955	246,809
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	11,892	236,651
Banner Corp. (Banks)	4,955	154,546
Banta Corp. (Commercial Services)	6,937	310,500
BE Aerospace, Inc.* (Aerospace/Defense)	18,829	219,170
Bel Fuse, Inc.—Class B (Electronics)	5,946	200,915
Benchmark Electronics, Inc.* (Electronics)	18,829	642,069
Berry Petroleum Co.—Class A (Oil & Gas)	8,919	425,436
Beverly Enterprises, Inc.* (Healthcare—Services)	54,505	498,721
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	32,703	208,972
Black Box Corp. (Telecommunications)	7,928	380,703
Black Hills Corp. (Electric)	8,919	273,635
Blue Coat Systems, Inc.* (Internet)	4,955	92,213
Blyth, Inc. (Household Products/Wares)	9,910	292,940
Bone Care International, Inc.* (Pharmaceuticals)	7,928	220,795
Boston Private Financial Holdings, Inc. (Banks)	13,874	390,831
Bowne & Co., Inc. (Commercial Services)	17,838	290,046
Boyd Gaming Corp. (Lodging)	6,937	288,926
Brady Corp.—Class A (Electronics)	8,919	558,062
Brandywine Realty Trust (Real Estate Investment Trust)	11,892	349,506
Bright Horizons Family Solutions, Inc.* (Commercial Services)	6,937	449,240
Broadwing Corp.* (Telecommunications)	19,820	180,560
Brocade Communications Systems, Inc.* (Computers)	129,821	991,832
Brooks Automation, Inc.* (Semiconductors)	20,811	358,365
Brown Shoe Company, Inc. (Retail)	8,919	266,054
Brush Engineered Materials, Inc.* (Mining)	8,919	165,002
Buckeye Technologies, Inc.* (Forest Products & Paper)	14,865	193,394
Burlington Coat Factory Warehouse Corp. (Retail)	8,919	202,461

See accompanying notes to the financial statements.

22

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
C&D Technologies, Inc. (Electrical Components & Equipment)	10,901	$185,753
C-COR.net Corp.* (Telecommunications)	21,802	202,759
Cabot Microelectronics Corp.* (Chemicals)	10,901	436,585
California Pizza Kitchen, Inc.* (Retail)	9,910	227,930
California Water Service Group (Water)	7,928	298,489
Callaway Golf Co. (Leisure Time)	30,721	414,734
Calpine Corp.* (Electric)	211,083	831,667
Cambrex Corp. (Biotechnology)	11,892	322,273
Capital City Bank Group, Inc. (Banks)	4,955	207,119
Caraustar Industries, Inc.* (Forest Products & Paper)	14,865	250,029
Carpenter Technology Corp. (Iron/Steel)	9,910	579,339
Cascade Bancorp (Banks)	8,919	180,342
Cascade Corp. (Machinery—Diversified)	4,955	197,952
Casella Waste Systems, Inc.* (Environmental Control)	9,910	145,082
Casey’s General Stores, Inc. (Retail)	25,766	467,653
Cash America International, Inc. (Retail)	14,865	441,936
Catalina Marketing Corp. (Advertising)	23,784	704,720
Cathay Bancorp, Inc. (Banks)	21,802	817,574
Cell Therapeutics, Inc.* (Pharmaceuticals)	25,766	209,735
Centene Corp.* (Healthcare—Services)	19,820	561,897
Central Pacific Financial Corp. (Banks)	9,048	327,266
Central Parking Corp. (Commercial Services)	8,919	135,123
Century Aluminum Co.* (Mining)	8,919	234,213
CH Energy Group, Inc. (Electric)	7,928	380,940
Champion Enterprises, Inc.* (Home Builders)	31,712	374,836
Charles River Associates, Inc.* (Commercial Services)	4,955	231,745
Charles River Laboratories International, Inc.* (Biotechnology)	1,994	91,744
Charming Shoppes, Inc.* (Retail)	58,469	547,855
Charter Communications, Inc.—Class A* (Media)	136,758	306,338
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	17,838	435,961
Chattem, Inc.* (Cosmetics/Personal Care)	8,919	295,218
Checkpoint Systems, Inc.* (Electronics)	16,847	304,088
Chemical Financial Corp. (Banks)	11,892	510,405
Cheniere Energy, Inc.* (Oil & Gas)	9,910	631,267
Chesapeake Corp. (Packaging & Containers)	9,910	269,156
Chiquita Brands International, Inc. (Food)	17,838	393,507
Chittenden Corp. (Banks)	13,094	376,191
Chordiant Software, Inc.* (Internet)	36,667	83,601
Christopher & Banks Corp. (Retail)	16,847	310,827
Churchill Downs, Inc. (Entertainment)	3,964	177,191
Ciber, Inc.* (Computers)	25,766	248,384
Cimarex Energy Co.* (Oil & Gas)	18,829	713,619
Cincinnati Bell, Inc.* (Telecommunications)	124,866	518,194
Circor International, Inc. (Metal Fabricate/Hardware)	7,928	183,612
Citizens Banking Corp. (Banks)	21,802	748,899
City Holding Co. (Banks)	8,919	323,225
CKE Restaurants, Inc.* (Retail)	26,757	388,244
Clarcor, Inc. (Miscellaneous Manufacturing)	6,937	379,939
CLECO Corp. (Electric)	22,793	461,786
CMGI, Inc.* (Internet)	191,263	487,721
CMS Energy Corp.* (Electric)	67,388	704,205
CNET Networks, Inc.* (Internet)	56,487	634,349
Coeur d’Alene Mines Corp.* (Mining)	109,010	428,409

Common Stocks, continued
	Shares	Value
Cognex Corp. (Machinery—Diversified)	19,820	$552,978
Coherent, Inc.* (Electronics)	14,865	452,491
Cohu, Inc. (Semiconductors)	10,901	202,323
Commerce Group, Inc. (Insurance)	10,901	665,397
Commercial Federal Corp. (Savings & Loans)	13,874	412,197
Commercial Metals Co. (Metal Fabricate/Hardware)	12,883	651,365
Commercial NET Lease Realty (Real Estate Investment Trust)	23,784	489,950
Commscope, Inc.* (Telecommunications)	10,901	206,029
Community Bank System, Inc. (Banks)	12,883	363,945
Community Banks, Inc. (Banks)	4,955	139,533
Community Trust Bancorp, Inc. (Banks)	6,112	197,784
Compass Minerals International, Inc. (Mining)	7,928	192,095
CompuCredit Corp.* (Diversified Financial Services)	9,910	270,939
Comstock Resources, Inc.* (Oil & Gas)	11,892	262,219
Conceptus, Inc.* (Healthcare—Products)	12,883	104,546
Concur Technologies, Inc.* (Software)	12,883	114,788
CONMED Corp.* (Healthcare—Products)	14,865	422,463
Consolidated Graphics, Inc.* (Commercial Services)	5,946	272,921
Continental Airlines, Inc.—Class B* (Airlines)	27,748	375,708
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	23,784	512,545
Cornerstone Realty Income Trust, Inc. (Real Estate Investment Trust)	25,766	257,145
Corporate Office Properties Trust (Real Estate Investment Trust)	14,865	436,288
Correctional Properties Trust (Real Estate Investment Trust)	5,946	171,720
Corrections Corp. of America* (Commercial Services)	15,856	641,375
Corus Bankshares, Inc. (Banks)	7,928	380,623
CoStar Group, Inc.* (Commercial Services)	7,928	366,115
Cousins Properties, Inc. (Real Estate Investment Trust)	11,892	359,971
Cray, Inc.* (Computers)	43,604	203,195
Credence Systems Corp.* (Semiconductors)	41,622	380,841
Crompton Corp. (Chemicals)	58,469	689,934
Cross Country Healthcare, Inc.* (Commercial Services)	11,892	215,007
Crown Holdings, Inc.* (Packaging & Containers)	54,505	748,899
CSK Auto Corp.* (Retail)	20,811	348,376
CTI Molecular Imaging, Inc.* (Healthcare—Products)	15,856	224,997
Cubic Corp. (Electronics)	7,928	199,548
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	20,811	246,194
Cuno, Inc.* (Miscellaneous Manufacturing)	8,919	529,789
Curtiss-Wright Corp. (Aerospace/Defense)	9,910	568,933
CV Therapeutics, Inc.* (Pharmaceuticals)	15,856	364,688
CVB Financial Corp. (Banks)	18,829	500,098
Datascope Corp. (Healthcare—Products)	5,946	235,997
Decode Genetics, Inc.* (Biotechnology)	24,775	193,493
Delphi Financial Group, Inc.—Class A (Insurance)	4,955	228,673
Delta Air Lines, Inc.* (Airlines)	54,505	407,697
Deltic Timber Corp. (Forest Products & Paper)	4,955	210,340
Denbury Resources, Inc.* (Oil & Gas)	13,874	380,841
Dendrite International, Inc.* (Software)	18,829	365,283

See accompanying notes to the financial statements.

23

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
DHB Industries, Inc.* (Apparel)	9,910	$188,686
Diagnostic Products Corp. (Healthcare—Products)	9,910	545,546
Dick’s Sporting Goods, Inc.* (Retail)	14,865	522,505
Digital River, Inc.* (Internet)	14,865	618,533
Digital Theater Systems, Inc.* (Home Furnishings)	8,919	179,539
Digitas, Inc.* (Internet)	27,748	264,993
Dime Community Bancshares, Inc. (Savings & Loans)	15,856	283,981
Dionex Corp.* (Electronics)	9,910	561,600
Direct General Corp. (Insurance)	7,928	254,489
Discovery Laboratories, Inc.* (Pharmaceuticals)	23,784	188,607
Ditech Communications Corp.* (Telecommunications)	14,865	222,232
DJ Orthopedics, Inc.* (Healthcare—Products)	8,919	191,045
Dobson Communications Corp.* (Telecommunications)	55,496	95,453
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	10,901	329,210
Downey Financial Corp. (Savings & Loans)	6,937	395,409
Drew Industries, Inc.* (Building Materials)	3,964	143,378
DRS Technologies, Inc.* (Aerospace/Defense)	7,928	338,605
Dyax Corp.* (Pharmaceuticals)	12,883	93,015
Dycom Industries, Inc.* (Engineering & Construction)	15,856	483,925
Eagle Materials—Class A (Building Materials)	7,928	684,583
EarthLink, Inc.* (Internet)	68,379	787,726
Eastgroup Properties, Inc. (Real Estate Investment Trust)	8,919	341,776
Eclipsys Corp.* (Software)	18,829	384,676
EDO Corp. (Aerospace/Defense)	7,928	251,714
eFunds Corp.* (Software)	22,793	547,260
El Paso Electric Co.* (Electric)	22,793	431,699
Electro Scientific Industries, Inc.* (Electronics)	13,874	274,150
ElkCorp (Building Materials)	9,910	339,120
Emmis Communications Corp.* (Media)	21,802	418,380
Empire District Electric Co. (Electric)	11,892	269,711
Emulex Corp.* (Semiconductors)	35,676	600,784
Encore Acquisition Co.* (Oil & Gas)	10,901	380,554
Encysive Pharmaceuticals, Inc.* (Biotechnology)	26,757	265,697
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	10,901	322,343
Enterasys Networks, Inc.* (Telecommunications)	107,028	192,650
Entertainment Properties Trust (Real Estate Investment Trust)	9,910	441,491
Entravision Communications Corp.* (Media)	24,775	206,871
Entrust Technologies, Inc.* (Internet)	32,703	123,944
Enzo Biochem, Inc.* (Biotechnology)	12,058	234,769
Epicor Software Corp.* (Software)	19,820	279,264
Equity Inns, Inc. (Real Estate Investment Trust)	22,793	267,590
Equity Lifestyle Properties, Inc. (Real Estate Investment Trust)	7,928	283,426
Equity One, Inc. (Real Estate Investment Trust)	14,865	352,746
eResearch Technology, Inc.* (Internet)	15,856	251,318
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	6,937	531,721
ESS Technology, Inc.* (Semiconductors)	16,847	119,782
Essex Property Trust, Inc. (Real Estate Investment Trust)	4,955	415,229

Common Stocks, continued
	Shares	Value
Esterline Technologies Corp.* (Aerospace/Defense)	10,901	$355,918
Ethan Allen Interiors, Inc. (Home Furnishings)	4,955	198,299
Excel Technology, Inc.* (Electronics)	5,946	154,596
Exelixis, Inc.* (Biotechnology)	31,712	301,264
Exide Technologies* (Auto Parts & Equipment)	11,892	163,872
ExpressJet Holdings, Inc.* (Airlines)	18,829	242,518
F.N.B. Corp. (Banks)	13,874	282,475
FBL Financial Group, Inc.—Class A (Insurance)	5,946	169,758
FelCor Lodging Trust, Inc.* (Real Estate Investment Trust)	24,775	362,954
Ferro Corp. (Chemicals)	13,874	321,738
Fidelity Bankshares, Inc. (Savings & Loans)	6,937	296,626
Filenet Corp.* (Software)	17,838	459,507
Financial Federal Corp.* (Diversified Financial Services)	6,937	271,930
Finisar Corp.* (Telecommunications)	84,235	192,056
Finish Line, Inc.—Class A (Retail)	19,820	362,706
First BanCorp (Banks)	15,856	1,007,014
First Charter Corp. (Banks)	14,865	389,017
First Citizens BancShares, Inc.—Class A (Banks)	2,973	440,747
First Commonwealth Financial Corp. (Banks)	35,676	549,054
First Community Bancorp—Class A (Banks)	6,937	296,210
First Community Bancshares, Inc. (Banks)	4,955	178,776
First Financial Bancorp (Banks)	17,838	312,165
First Financial Bankshares, Inc. (Banks)	6,937	310,847
First Financial Corp. (Banks)	6,937	243,003
First Financial Holdings, Inc. (Savings & Loans)	5,946	194,672
First Health Group Corp.* (Commercial Services)	38,649	723,123
First Horizon Pharmaceutical Corp.* (Pharmaceuticals)	12,883	294,892
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	12,883	524,725
First Merchants Corp. (Banks)	9,910	280,453
First National Bancshares of Florida (Banks)	23,784	568,438
First Republic Bank (Banks)	6,937	367,661
FirstFed Financial Corp.* (Savings & Loans)	6,937	359,822
Fisher Communications, Inc.* (Media)	2,973	145,320
Florida East Coast Industries, Inc. (Transportation)	10,901	491,635
Flowers Foods, Inc. (Food)	15,856	500,733
Flushing Financial Corp. (Savings & Loans)	8,919	178,915
Forest Oil Corp.* (Oil & Gas)	12,883	408,649
Formfactor, Inc.* (Semiconductors)	13,874	376,540
Franklin Electric Co., Inc. (Hand/Machine Tools)	7,928	335,037
Fred’s, Inc. (Retail)	19,820	344,868
Frontier Financial Corp. (Banks)	7,928	306,100
FTI Consulting, Inc.* (Commercial Services)	18,829	396,727
Fuller (H.B.) Co. (Chemicals)	12,883	367,294
Furniture Brands International, Inc. (Home Furnishings)	9,910	248,246
G & K Services, Inc. (Textiles)	8,919	387,263
Gables Residential Trust (Real Estate Investment Trust)	4,955	177,339
Gardner Denver, Inc.* (Machinery—Diversified)	8,919	323,671
Gartner Group, Inc.* (Commercial Services)	22,793	284,001

See accompanying notes to the financial statements.

24

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Gateway, Inc.* (Computers)	112,974	$678,974
GATX Corp. (Trucking & Leasing)	10,901	322,234
Gaylord Entertainment Co.* (Lodging)	11,892	493,875
GenCorp, Inc. (Aerospace/Defense)	17,838	331,252
General Cable Corp.* (Electrical Components & Equipment)	19,820	274,507
General Communication, Inc.—Class A* (Telecommunications)	22,793	251,635
Genesee & Wyoming, Inc.—Class A* (Transportation)	7,928	223,015
Genesis Healthcare Corp.* (Healthcare—Services)	9,910	347,147
Gentiva Health Services, Inc.* (Healthcare-Services)	12,883	215,404
Geron Corp.* (Biotechnology)	22,793	181,660
Getty Realty Corp. (Real Estate Investment Trust)	8,919	256,243
Gibraltar Industries, Inc. (Iron/Steel)	11,892	280,889
Glacier Bancorp, Inc. (Banks)	12,883	438,537
Glatfelter (Forest Products & Paper)	14,865	227,137
Glimcher Realty Trust (Real Estate Investment Trust)	16,847	466,830
Global Industries, Ltd.* (Oil & Gas Services)	41,622	345,046
Global Power Equipment Group, Inc.* (Machinery—Diversified)	16,847	165,774
Golden Telecom, Inc. (Telecommunications)	6,937	183,276
Granite Construction, Inc. (Engineering & Construction)	7,928	210,885
Graphic Packaging Corp.* (Packaging & Containers)	33,694	242,597
Gray Television, Inc. (Media)	22,793	353,292
Greif Brothers Corp.—Class A (Packaging & Containers)	6,937	388,472
Grey Wolf, Inc.* (Oil & Gas)	95,136	501,367
Group 1 Automotive, Inc.* (Retail)	7,928	249,732
Guitar Center, Inc.* (Retail)	10,901	574,374
Gymboree Corp.* (Apparel)	15,856	203,274
Hancock Holding Co. (Banks)	13,874	464,224
Handelman Co. (Distribution/Wholesale)	11,892	255,440
Hanover Compressor Co.* (Oil & Gas Services)	23,784	336,068
Harbor Florida Bancshares, Inc. (Savings & Loans)	10,901	377,284
Harland (John H.) Co. (Household Products/Wares)	12,883	465,076
Harleysville National Corp. (Banks)	12,955	344,603
Harris Interactive, Inc.* (Internet)	24,775	195,723
Harvest Natural Resources, Inc.* (Oil & Gas)	17,838	308,062
Haverty Furniture Companies, Inc. (Retail)	9,910	183,335
Hayes Lemmerz International, Inc.* (Auto Parts & Equipment)	18,829	166,260
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	13,874	564,672
Heartland Express, Inc. (Transportation)	23,784	534,426
Hecla Mining Co.* (Mining)	60,451	352,429
HEICO Corp. (Aerospace/Defense)	9,910	223,867
Helmerich & Payne, Inc. (Oil & Gas)	15,856	539,738
Hibbett Sporting Goods, Inc.* (Retail)	11,892	316,446
Highland Hospitality Corp. (Real Estate Investment Trust)	17,838	200,499
Highwoods Properties, Inc. (Real Estate Investment Trust)	24,775	686,268
Hollinger International, Inc. (Media)	22,793	357,394
Holly Corp. (Oil & Gas)	9,910	276,192

Common Stocks, continued
	Shares	Value
Hologic, Inc.* (Healthcare—Products)	9,910	$272,228
Home Properties Of New York, Inc. (Real Estate Investment Trust)	7,928	340,904
HomeStore, Inc.* (Internet)	48,559	147,134
Hooper Holmes, Inc. (Commercial Services)	28,739	170,135
Horace Mann Educators Corp. (Insurance)	18,829	359,257
Hot Topic, Inc.* (Retail)	24,775	425,882
Hudson River Bancorp, Inc. (Savings & Loans)	15,856	313,790
Human Genome Sciences, Inc.* (Biotechnology)	58,469	702,797
Hydril Co.* (Oil & Gas Services)	7,928	360,803
Hypercom Corp.* (Telecommunications)	25,766	152,535
IBERIABANK Corp. (Banks)	2,973	197,288
Identix, Inc.* (Electronics)	44,595	329,111
IDEX Corp. (Machinery—Diversified)	18,829	762,575
IDX Systems Corp.* (Software)	10,901	375,648
IHOP Corp. (Retail)	10,901	456,643
II-VI, Inc. (Electronics)	5,946	252,646
Imation Corp. (Computers)	15,856	504,696
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	17,838	404,387
Impax Laboratories, Inc.* (Pharmaceuticals)	24,775	393,427
Incyte Genomics, Inc.* (Biotechnology)	30,721	306,903
Independent Bank Corp.—Massachusetts (Banks)	7,928	267,570
Independent Bank Corp.—Michigan (Banks)	8,919	266,054
Infinity Property & Casualty Corp. (Insurance)	10,901	383,715
InFocus Corp.* (Computers)	19,820	181,551
Informatica Corp.* (Software)	43,604	354,064
infoUSA, Inc.* (Software)	15,856	177,429
InnKeepers U.S.A Trust (Real Estate Investment Trust)	16,847	239,227
Insight Communications Co., Inc.* (Media)	22,793	211,291
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	13,874	314,524
Integra Bank Corp. (Banks)	7,928	183,216
Integrated Device Technology, Inc.* (Semiconductors)	29,730	343,679
Integrated Silicon Solution, Inc.* (Semiconductors)	17,838	146,272
Interactive Data Corp.* (Commercial Services)	18,829	409,342
Interdigital Communications Corp.* (Telecommunications)	26,757	591,330
Interface, Inc.—Class A* (Office Furnishings)	22,793	227,246
Internet Capital Group, Inc.* (Internet)	19,820	178,380
Internet Security Systems, Inc.* (Internet)	18,829	437,774
InterVoice-Brite, Inc.* (Computers)	17,838	238,137
Interwoven, Inc.* (Internet)	20,811	226,424
Intrado, Inc.* (Telecommunications)	8,919	107,920
Intuitive Surgical, Inc.* (Healthcare—Products)	16,847	674,217
Invacare Corp. (Healthcare—Products)	11,892	550,124
Inverness Medical Innovation, Inc.* (Healthcare—Products)	6,937	174,119
Investors Real Estate Trust (Real Estate Investment Trust)	20,811	218,307
Iomega Corp.* (Computers)	25,766	142,744
Ionics, Inc.* (Environmental Control)	8,919	386,549
Ipass, Inc.* (Internet)	22,793	168,668
Ipayment, Inc.* (Commercial Services)	4,955	245,372
Irwin Financial Corp. (Banks)	8,919	253,210
ISIS Pharmaceuticals, Inc.* (Pharmaceuticals)	26,757	157,866
Jack in the Box, Inc.* (Retail)	8,919	328,844
Jacuzzi Brands, Inc* (Miscellaneous Manufacturing)	38,649	336,246

See accompanying notes to the financial statements.

25

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	12,883	$284,843
Jarden Corp.* (Household Products/Wares)	11,892	516,588
JLG Industries, Inc. (Machinery—Construction & Mining)	19,820	389,067
Jo-Ann Stores, Inc.* (Retail)	9,910	272,921
Jones Lang LaSalle, Inc.* (Real Estate)	13,874	519,027
Journal Register Co.* (Media)	19,820	383,121
Joy Global, Inc. (Machinery—Construction & Mining)	24,775	1,075,978
K-V Pharmaceutical Co.* (Pharmaceuticals)	17,838	393,328
K2, Inc.* (Leisure Time)	15,856	251,793
Kadant, Inc.* (Machinery—Diversified)	6,937	142,209
Kansas City Southern Industries, Inc.* (Transportation)	19,820	351,409
Kaydon Corp. (Metal Fabricate/Hardware)	12,883	425,397
KCS Energy, Inc.* (Oil & Gas)	24,775	366,175
Keane, Inc.* (Software)	22,793	335,057
Kellwood Co. (Apparel)	9,910	341,895
Kelly Services, Inc.—Class A (Commercial Services)	8,919	269,175
Kennametal, Inc. (Hand/Machine Tools)	16,847	838,475
Kensey Nash Corp.* (Healthcare—Products)	4,955	171,096
Key Energy Group* (Oil & Gas Services)	39,640	467,752
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	7,928	184,326
KFx, Inc.* (Energy—Alternate Sources)	21,802	316,565
Kilroy Realty Corp. (Real Estate Investment Trust)	5,946	254,192
Kimball International, Inc.—Class B (Home Furnishings)	10,901	161,444
Kindred Healthcare, Inc.* (Healthcare—Services)	13,874	415,526
Kirby Corp.* (Transportation)	10,901	483,786
Knight Trading Group, Inc.* (Diversified Financial Services)	58,469	640,236
Knight Transportation, Inc. (Transportation)	18,829	466,959
Kopin Corp.* (Semiconductors)	35,676	138,066
Korn/Ferry International* (Commercial Services)	15,856	329,012
Kramont Realty Trust (Real Estate Investment Trust)	11,892	278,273
Kronos, Inc.* (Computers)	12,883	658,708
La Quinta Corp.* (Lodging)	95,136	864,786
La-Z-Boy, Inc. (Home Furnishings)	23,784	365,560
LabOne, Inc.* (Healthcare—Services)	8,919	285,765
Labor Ready, Inc.* (Commercial Services)	17,838	301,819
Laclede Group, Inc. (Gas)	10,901	339,566
Laidlaw International* (Transportation)	44,595	954,333
Lancaster Colony Corp. (Miscellaneous Manufacturing)	13,874	594,778
Lance, Inc. (Food)	12,883	245,163
Landauer, Inc. (Commercial Services)	4,955	226,444
Landstar System, Inc.* (Transportation)	14,865	1,094,659
Lasalle Hotel Properties (Real Estate Investment Trust)	13,874	441,609
Lattice Semiconductor Corp.* (Semiconductors)	57,478	327,625
Lawson Software, Inc.* (Software)	27,748	190,629
Lennox International, Inc. (Building Materials)	20,811	423,504
Levitt Corp.—Class A (Home Builders)	7,928	242,359
Lexicon Genetics, Inc.* (Biotechnology)	31,712	245,927
Libbey, Inc. (Housewares)	6,937	154,071
Lifecell Corp.* (Biotechnology)	14,865	151,920
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	35,676	415,269

Common Stocks, continued
	Shares	Value
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	16,847	$581,895
Lindsay Manufacturing Co. (Machinery—Diversified)	5,946	153,882
Linens ‘n Things, Inc.* (Retail)	11,892	294,922
Lionbridge Technologies, Inc.* (Internet)	23,784	159,828
Lithia Motors, Inc.—Class A (Retail)	6,937	186,050
Littelfuse, Inc.* (Electrical Components & Equipment)	10,901	372,378
LKQ Corp.* (Distribution/Wholesale)	6,937	139,226
LNR Property Corp. (Real Estate)	2,973	187,031
Longview Fibre Co. (Forest Products & Paper)	25,766	467,395
Luminex Corp.* (Healthcare—Products)	13,874	123,201
Lyondell Chemical Co. (Chemicals)	7,368	213,083
M/I Schottenstein Homes, Inc. (Home Builders)	4,955	273,070
Macdermid, Inc. (Chemicals)	13,874	500,851
Macrovision Corp.* (Entertainment)	21,802	560,748
Magellan Health Services, Inc.* (Healthcare—Services)	13,874	473,936
Magnum Hunter Resources, Inc.* (Oil & Gas)	31,712	409,085
Maguire Properties, Inc. (Real Estate Investment Trust)	14,865	408,193
Manitowoc Co. (Machinery—Diversified)	11,892	447,734
ManTech International Corp.—Class A* (Software)	8,919	211,737
Marcus Corp. (Lodging)	9,910	249,137
MarineMax, Inc.* (Retail)	5,946	176,953
MascoTech, Inc.(a)* (Auto parts & Equipment)	1,232	0
MatrixOne, Inc.* (Internet)	24,775	162,276
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	16,847	619,970
Mattson Technology, Inc.* (Semiconductors)	19,820	223,173
Maverick Tube Corp.* (Oil & Gas Services)	6,937	210,191
Maximus, Inc.* (Commercial Services)	8,919	277,559
MB Financial, Inc. (Banks)	8,919	375,936
McDATA Corp.—Class A* (Computers)	59,460	354,382
McGrath Rentcorp (Commercial Services)	4,955	216,088
Medarex, Inc.* (Pharmaceuticals)	40,631	438,002
Mentor Corp. (Healthcare—Products)	20,811	702,163
Mercury Computer Systems, Inc.* (Computers)	10,901	323,542
MeriStar Hospitality Corp.* (Real Estate Investment Trust)	44,595	372,368
Metal Management, Inc. (Environmental Control)	8,919	239,654
Metals USA, Inc.* (Metal Fabricate/Hardware)	9,910	183,831
Methode Electronics, Inc.—Class A (Electronics)	17,838	229,218
MFA Mortgage Investments, Inc. (Real Estate Investment Trust)	34,685	305,922
MGE Energy, Inc. (Electric)	9,910	357,057
Micromuse, Inc.* (Software)	39,640	220,002
Micros Systems, Inc.* (Computers)	7,928	618,860
Mid-State Bancshares (Banks)	11,892	340,706
Mindspeed Technologies, Inc.* (Semiconductors)	50,541	140,504
Mine Safety Appliances Co. (Environmental Control)	10,901	552,681
Modine Manufacturing Co. (Auto Parts & Equipment)	11,892	401,593
Molina Healthcare, Inc.* (Healthcare—Services)	4,955	229,813
Monaco Coach Corp. (Home Builders)	11,892	244,618
Moog, Inc.—Class A* (Aerospace/Defense)	12,883	584,244
MPS Group, Inc.* (Commercial Services)	49,550	607,483
MTS Systems Corp. (Computers)	10,901	368,563

See accompanying notes to the financial statements.

26

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Mueller Industries, Inc. (Metal Fabricate/Hardware)	11,892	$382,922
Myers Industries, Inc. (Miscellaneous Manufacturing)	10,901	139,533
Mykrolis Corp.* (Semiconductors)	20,811	294,892
Nabi Biopharmaceuticals* (Pharmaceuticals)	29,730	435,545
Nara Bancorp, Inc. (Banks)	8,919	189,707
National Financial Partners (Diversified Financial Services)	16,847	653,664
National Health Investors, Inc. (Real Estate Investment Trust)	11,892	347,009
National Penn Bancshares, Inc. (Banks)	14,865	411,761
National Western Life Insurance Co.—Class A* (Insurance)	991	165,111
Nationwide Health Properties, Inc. (Real Estate Investment Trust)	31,712	753,160
Navigant Consulting Co.* (Commercial Services)	22,793	606,294
NBT Bancorp, Inc. (Banks)	16,847	433,305
NCI Building Systems, Inc* (Building Materials)	8,919	334,463
NCO Group, Inc.* (Commercial Services)	13,874	358,643
NDCHealth Corp. (Software)	7,928	147,382
Newcastle Investment Corp. (Real Estate Investment Trust)	14,865	472,410
Newpark Resources, Inc.* (Oil & Gas Services)	42,613	219,457
NMS Communications Corp.* (Telecommunications)	23,784	150,077
North Pittsburgh Systems, Inc. (Telecommunications)	7,928	196,059
Northwest Airlines Corp.—Class A* (Airlines)	34,685	379,107
Northwest Bancorp, Inc. (Savings & Loans)	9,910	248,642
Northwest Natural Gas Co. (Gas)	13,874	468,109
NS Group, Inc.* (Metal Fabricate/Hardware)	8,919	247,948
Nu Skin Enterprises, Inc. (Retail)	24,775	628,790
Nuvelo, Inc.* (Pharmaceuticals)	14,865	146,420
Oceaneering International, Inc.* (Oil & Gas Services)	12,883	480,794
Octel Corp. (Chemicals)	5,946	123,736
Ocular Sciences, Inc.* (Healthcare—Products)	9,910	485,689
Ocwen Financial Corp.* (Savings & Loans)	19,820	189,479
Odyssey Healthcare, Inc.* (Healthcare—Services)	18,829	257,581
Offshore Logistics, Inc.* (Transportation)	9,910	321,778
Ohio Casualty Corp.* (Insurance)	30,721	713,034
Oil States International, Inc.* (Oil & Gas Services)	14,865	286,746
Old Dominion Freight Line, Inc.* (Transportation)	7,928	275,894
Old National Bancorp (Banks)	28,739	743,191
Old Second Bancorp, Inc. (Banks)	5,946	189,558
OM Group, Inc.* (Chemicals)	10,901	353,410
OMEGA Healthcare Investors, Inc. (Real Estate Investment Trust)	23,784	280,651
ON Semiconductor Corp.* (Semiconductors)	61,442	278,947
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	12,883	417,280
Open Solutions, Inc.* (Software)	5,946	154,358
Opsware, Inc.* (Internet)	25,766	189,122
OraSure Technologies, Inc.* (Healthcare—Products)	19,820	133,190
Orbital Sciences Corp.* (Aerospace/Defense)	21,802	257,918
Oriental Financial Group, Inc. (Banks)	9,792	277,212
OrthoLogic Corp.* (Healthcare—Products)	17,838	111,488
Oscient Pharmaceuticals Corp.* (Biotechnology)	30,721	112,132
Otter Tail Power Co. (Electric)	12,883	328,903
Overseas Shipholding Group, Inc. (Transportation)	4,955	273,516

Common Stocks, continued
	Shares	Value
Overstock.com, Inc.* (Internet)	5,946	$410,274
Owens & Minor, Inc. (Distribution/Wholesale)	18,829	530,413
Oxford Industries, Inc. (Apparel)	6,937	286,498
P.F. Chang’s China Bistro, Inc.* (Retail)	7,928	446,743
Pacific Capital Bancorp (Banks)	22,793	774,734
Packeteer, Inc.* (Software)	16,847	243,439
PalmOne, Inc.* (Computers)	12,883	406,459
Par Pharmaceutical Companies, Inc.* (Pharmaceuticals)	3,964	164,030
Parametric Technology Corp.* (Software)	135,767	799,668
PAREXEL International Corp.* (Commercial Services)	12,883	261,525
Park National Corp. (Banks)	6,029	816,930
Parker Drilling Co.* (Oil & Gas)	47,568	186,942
Paxar Corp.* (Electronics)	17,838	395,468
Payless ShoeSource, Inc.* (Retail)	30,721	377,868
Pediatrix Medical Group, Inc.* (Healthcare—Services)	9,910	634,736
Peet’s Coffee & Tea, Inc.* (Beverages)	5,946	157,391
Penn Virginia Corp. (Oil & Gas)	8,919	361,844
Pennsylvania (Real Estate Investment Trust)	13,874	593,807
Pep Boys-Manny, Moe & Jack (Retail)	11,892	202,996
Per-Se Technologies, Inc.* (Software)	11,892	188,250
Perot Systems Corp.—Class A* (Computers)	38,649	619,543
Perrigo Co. (Pharmaceuticals)	30,721	530,552
PFF Bancorp, Inc. (Savings & Loans)	4,955	229,565
Pharmos Corp.* (Pharmaceuticals)	44,595	63,325
Philadelphia Consolidated Holding Corp.* (Insurance)	8,919	589,903
Pinnacle Entertainment, Inc.* (Entertainment)	17,838	352,836
Pixelworks, Inc.* (Semiconductors)	20,811	235,997
Plains Exploration & Production Co.* (Oil & Gas)	29,730	772,980
Plug Power, Inc.* (Energy—Alternate Sources)	24,775	151,375
PNM Resources, Inc. (Electric)	23,784	601,497
PolyOne Corp.* (Chemicals)	46,577	421,988
Post Properties, Inc. (Real Estate Investment Trust)	19,820	691,718
Powerwave Technologies, Inc.* (Telecommunications)	32,703	277,321
Prentiss Properties Trust (Real Estate Investment Trust)	14,865	567,843
Presidential Life Corp. (Insurance)	10,901	184,881
Price Communications Corp.* (Telecommunications)	17,838	331,608
PRIMEDIA, Inc.* (Media)	67,388	256,074
Primus Telecommunications Group, Inc.* (Telecommunications)	37,658	119,752
Priority Healthcare Corp.—Class B* (Pharmaceuticals)	14,865	323,611
PrivateBancorp, Inc. (Banks)	7,928	255,519
ProAssurance Corp.* (Insurance)	12,883	503,854
ProQuest Co.* (Internet)	11,892	353,192
Prosperity Bancshares, Inc. (Banks)	7,928	231,577
Provident Bankshares Corp. (Banks)	16,847	612,725
Provident Financial Services, Inc. (Savings & Loans)	27,748	537,478
Province Healthcare Co.* (Healthcare—Services)	22,793	509,424
PS Business Parks, Inc. (Real Estate Investment Trust)	5,946	268,165
PSS World Medical, Inc.* (Healthcare—Products)	34,685	434,083
Pulitzer, Inc. (Media)	3,964	257,065

See accompanying notes to the financial statements.

27

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Quanta Services, Inc.* (Commercial Services)	36,667	$293,336
Quantum Corp.* (Computers)	91,172	238,871
R & G Financial Corp.—Class B (Banks)	12,883	500,891
RailAmerica, Inc.* (Transportation)	17,838	232,786
RAIT Investment Trust (Real Estate Investment Trust)	9,910	277,183
Ralcorp Holdings, Inc. (Food)	12,883	540,185
Range Resources Corp. (Oil & Gas)	34,685	709,655
RARE Hospitality International, Inc.* (Retail)	16,847	536,745
RC2 Corp.* (Toys/Games/Hobbies)	6,937	226,146
Reader’s Digest Association, Inc. (Media)	34,685	482,469
RealNetworks, Inc.* (Internet)	56,487	373,944
Realty Income Corp. (Real Estate Investment Trust)	12,883	651,622
Red Robin Gourmet Burgers, Inc.* (Retail)	5,946	317,933
Regal-Beloit Corp. (Hand/Machine Tools)	12,883	368,454
Reliance Steel & Aluminum Co. (Iron/Steel)	8,919	347,484
Revlon, Inc.—Class A* (Cosmetics/Personal Care)	74,325	170,948
RF Micro Devices, Inc.* (Telecommunications)	87,208	596,503
RLI Corp. (Insurance)	9,910	411,959
Rock-Tenn Co. (Forest Products & Paper)	14,865	225,353
Rogers Corp.* (Electronics)	7,928	341,697
RTI International Metals, Inc.* (Mining)	10,901	223,907
Ruddick Corp. (Food)	16,847	365,411
Russell Corp. (Apparel)	14,865	289,570
Ryan’s Restaurant Group, Inc.* (Retail)	21,802	336,187
Ryerson Tull, Inc. (Iron/Steel)	11,892	187,299
S & T Bancorp, Inc. (Banks)	11,892	448,209
S1 Corp.* (Internet)	35,676	323,225
Safeguard Scientifics, Inc.* (Software)	60,451	128,156
SafeNet, Inc.* (Telecommunications)	11,892	436,912
Saga Communications, Inc.* (Media)	7,928	133,587
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	17,838	313,770
Sandy Spring Bancorp, Inc. (Banks)	6,937	265,895
Sapient Corp.* (Internet)	39,640	313,552
Scansoft, Inc.* (Software)	40,631	170,244
ScanSource, Inc.* (Distribution/Wholesale)	5,946	369,603
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	5,946	201,867
SCP Pool Corp. (Distribution/Wholesale)	26,757	853,548
SEACOR SMIT, Inc.* (Oil & Gas Services)	7,928	423,355
Secure Computing Corp.* (Internet)	17,838	178,023
Select Comfort Corp.* (Retail)	16,847	302,235
Select Medical Corp. (Healthcare—Services)	39,640	697,664
Sensient Technologies Corp. (Chemicals)	21,802	523,031
Sequa Corp.—Class A* (Aerospace/Defense)	2,973	181,799
SERENA Software, Inc.* (Software)	12,883	278,788
Shaw Group, Inc.* (Engineering & Construction)	27,748	495,301
Shopko Stores, Inc.* (Retail)	14,865	277,678
Sierra Pacific Resources* (Electric)	53,514	561,897
Silgan Holdings, Inc. (Packaging & Containers)	5,946	362,468
Silicon Graphics, Inc.* (Computers)	132,794	229,734
Silicon Image, Inc.* (Semiconductors)	37,658	619,850
Silicon Storage Technology, Inc.* (Computers)	39,640	235,858
Siliconix, Inc.* (Semiconductors)	2,973	108,485
Simmons First National Corp.—Class A (Banks)	7,928	229,516
Simpson Manufacturing Co., Inc. (Building Materials)	17,838	622,546
Sinclair Broadcast Group, Inc.—Class A (Media)	22,793	209,924

Common Stocks, continued
	Shares	Value
Six Flags, Inc.* (Entertainment)	43,604	$234,153
SkyWest, Inc. (Airlines)	29,730	596,385
Skyworks Solutions, Inc.* (Semiconductors)	66,397	626,123
SoftBrands, Inc.* (Software)	105	0
Sola International, Inc.* (Healthcare—Products)	13,874	382,090
Sonic Automotive, Inc. (Retail)	11,892	294,922
Sonic Solutions* (Electronics)	8,919	200,142
SonoSite, Inc.* (Healthcare—Products)	7,928	269,156
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	18,829	341,935
Southern Union Co.* (Gas)	17,956	430,585
Southwest Gas Corp. (Gas)	15,856	402,742
Southwestern Energy Co.* (Oil & Gas)	15,856	803,741
Spartech Corp. (Chemicals)	12,883	349,000
Speedway Motorsports, Inc. (Entertainment)	7,928	310,619
Spherion Corp.* (Commercial Services)	30,721	258,056
SRA International, Inc.—Class A* (Computers)	4,955	318,111
St. Mary Land & Exploration Co. (Oil & Gas)	12,883	537,736
Standard Microsystems Corp.* (Semiconductors)	8,919	159,026
Standex International Corp. (Miscellaneous Manufacturing)	5,946	169,402
StarTek, Inc. (Commercial Services)	5,946	169,164
State Auto Financial Corp. (Insurance)	6,937	179,321
STERIS Corp.* (Healthcare—Products)	22,793	540,650
Sterling Bancorp (Banks)	8,090	228,543
Sterling Bancshares, Inc. (Banks)	22,793	325,256
Sterling Financial Corp.—Pennsylvania (Banks)	10,695	306,626
Sterling Financial Corp.—Spokane* (Savings & Loans)	12,098	474,967
Stewart & Stevenson Services, Inc. (Machinery—Diversified)	14,865	300,719
Stewart Enterprises, Inc.—Class A* (Commercial Services)	54,505	380,990
Strayer Education, Inc. (Commercial Services)	6,937	761,613
Suffolk Bancorp (Banks)	5,946	207,099
Summit Properties, Inc. (Real Estate Investment Trust)	12,883	419,470
Superior Energy Services, Inc.* (Oil & Gas Services)	27,748	427,597
SureWest Communications (Telecommunications)	6,937	196,664
Susquehanna Bancshares, Inc. (Banks)	23,784	593,411
Swift Energy Co.* (Oil & Gas)	11,892	344,154
Sybron Dental Special, Inc.* (Healthcare—Products)	19,820	701,232
Sycamore Networks, Inc.* (Telecommunications)	88,199	358,088
Symmetricom, Inc.* (Telecommunications)	22,793	221,320
Take-Two Interactive Software, Inc.* (Software)	14,865	517,153
TALX Corp. (Computers)	6,937	178,905
Taubman Centers, Inc. (Real Estate Investment Trust)	21,802	652,970
Techne Corp.* (Healthcare—Products)	17,838	693,898
Technitrol, Inc.* (Electronics)	18,829	342,688
Tecumseh Products Co. (Machinery—Diversified)	7,928	378,958
Teledyne Technologies, Inc.* (Aerospace/Defense)	16,847	495,807
TeleTech Holdings, Inc.* (Commercial Services)	18,829	182,453
Telik, Inc.* (Biotechnology)	19,820	379,355
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	20,811	358,782
Terex Corp.* (Machinery—Construction & Mining)	13,874	661,096
Tesoro Petroleum Corp.* (Oil & Gas)	19,820	631,465

See accompanying notes to the financial statements.

28

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Tessera Technologies, Inc.* (Semiconductors)	11,892	$442,501
TETRA Technologies, Inc.* (Oil & Gas Services)	10,901	308,498
Texas Industries, Inc. (Building Materials)	8,919	556,367
The Cato Corp.—Class A (Retail)	9,910	285,606
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	71,352	1,046,020
The Medicines Co.* (Pharmaceuticals)	22,793	656,439
The Men’s Wearhouse, Inc.* (Retail)	5,946	190,034
The Mosaic Co.* (Chemicals)	10,803	176,305
The Phoenix Companies, Inc. (Insurance)	44,595	557,438
The Steak n Shake Co.* (Retail)	11,892	238,791
The Stride Rite Corp. (Apparel)	19,820	221,389
Thomas Industries, Inc. (Machinery—Diversified)	6,937	276,925
Thor Industries, Inc. (Home Builders)	9,910	367,166
THQ, Inc.* (Software)	14,865	341,003
Tierone Corp. (Savings & Loans)	9,910	246,264
Titan Corp.* (Aerospace/Defense)	40,631	658,222
Toro Co. (Housewares)	3,964	322,471
Town & Country Trust (Real Estate Investment Trust)	8,919	246,432
Trammell Crow Co.* (Real Estate)	16,847	305,099
Transaction Systems Architect, Inc.* (Software)	18,829	373,756
Transkaryotic Therapies, Inc* (Biotechnology)	14,865	377,422
Transmeta Corp.* (Semiconductors)	75,316	122,765
Tredegar Corp. (Miscellaneous Manufacturing)	13,874	280,394
Triad Guaranty, Inc.* (Insurance)	4,955	299,678
Triarc Companies, Inc. (Retail)	17,838	218,694
Trinity Industries, Inc. (Miscellaneous Manufacturing)	8,919	303,960
TriQuint Semiconductor, Inc.* (Semiconductors)	69,370	308,697
Triumph Group, Inc.* (Aerospace/Defense)	7,928	313,156
TrustCo Bank Corp. NY (Banks)	37,658	519,304
Trustmark Corp. (Banks)	23,784	738,969
TTM Technologies, Inc.* (Electronics)	20,811	245,570
Tyler Technologies, Inc.* (Computers)	18,829	157,410
UbiquiTel, Inc.* (Telecommunications)	35,676	254,013
UICI (Insurance)	16,847	571,113
UIL Holdings Corp. (Electric)	4,955	254,192
UMB Financial Corp. (Banks)	7,928	449,200
Unit Corp.* (Oil & Gas)	10,901	416,527
United Auto Group, Inc. (Retail)	7,928	234,590
United Community Banks, Inc. (Banks)	14,865	400,314
United Community Financial Corp. (Savings & Loans)	13,874	155,389
United Fire & Casualty Co. (Insurance)	7,928	267,253
United Online, Inc.* (Internet)	26,757	308,508
United Rentals, Inc.* (Commercial Services)	8,919	168,569
United Surgical Partners International, Inc.* (Healthcare—Services)	13,874	578,546
Universal American Financial Corp.* (Insurance)	13,874	214,631
Universal Corp. (Agriculture)	11,892	568,913
Universal Forest Products, Inc. (Building Materials)	7,928	344,075
Universal Health Realty Income Trust (Real Estate Investment Trust)	5,946	191,045
Universal Technical Institute, Inc.* (Commercial Services)	6,937	264,438
Univest Corporation Of Pennsylvania (Banks)	3,964	182,423
Unizan Financial Corp. (Banks)	10,901	287,241
Unova, Inc.* (Machinery—Diversified)	24,775	626,560

Common Stocks, continued
	Shares	Value
URS Corp.* (Engineering & Construction)	8,919	$286,300
Urstadt Biddle Properties—Class A (Real Estate Investment Trust)	10,901	185,862
USA Mobility, Inc.* (Telecommunications)	4,051	143,041
USEC, Inc. (Mining)	42,549	412,300
Vail Resorts, Inc.* (Entertainment)	9,910	222,182
Valeant Pharmaceuticals International (Pharmaceuticals)	22,793	600,597
Valmont Industries, Inc. (Metal Fabricate/Hardware)	6,937	174,188
ValueClick, Inc.* (Internet)	40,631	541,611
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	11,892	438,220
Vertex Pharmaceuticals, Inc.* (Biotechnology)	39,640	418,995
Viasys Healthcare, Inc.* (Healthcare—Products)	15,856	301,264
Vicor Corp. (Electrical Components & Equipment)	9,910	129,920
Vicuron Pharmaceuticals, Inc.* (Pharmaceuticals)	23,784	414,079
Vignette Corp.* (Internet)	146,668	203,869
Vintage Petroleum, Inc. (Oil & Gas)	14,865	337,287
Visteon Corp. (Auto Parts & Equipment)	45,586	445,375
VISX, Inc.* (Healthcare—Products)	7,928	205,097
Vitesse Semiconductor Corp.* (Semiconductors)	110,001	388,304
W-H Energy Services, Inc.* (Oil & Gas Services)	12,883	288,064
W.R. Grace & Co.* (Chemicals)	33,694	458,575
Wabtec Corp. (Machinery—Diversified)	17,838	380,306
Walter Industries, Inc. (Holding Companies—Diversified)	11,892	401,117
Washington (Real Estate Investment Trust)	19,820	671,303
Washington Trust Bancorp, Inc. (Banks)	6,937	203,323
Watsco, Inc. (Distribution/Wholesale)	10,901	383,933
Watson Wyatt & Company Holdings (Commercial Services)	16,847	454,027
Watts Industries, Inc.—Class A (Electronics)	10,901	351,448
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	22,793	407,083
WCI Communities, Inc.* (Home Builders)	7,928	233,083
webMethods, Inc.* (Internet)	23,784	171,483
Weis Markets, Inc. (Food)	5,946	229,337
Werner Enterprises, Inc. (Transportation)	20,811	471,161
Wesbanco, Inc. (Banks)	8,919	285,140
WESCO International, Inc.* (Distribution/Wholesale)	8,919	264,359
West Coast Bancorp (Banks)	7,928	201,450
West Pharmaceutical Services, Inc. (Healthcare—Products)	15,856	396,876
Westamerica Bancorporation (Banks)	11,892	693,423
Wild Oats Markets, Inc.* (Food)	15,856	139,691
Winn-Dixie Stores, Inc. (Food)	41,622	189,380
Winnebago Industries, Inc. (Home Builders)	9,910	387,085
Wintrust Financial Corp. (Banks)	9,910	564,474
WMS Industries, Inc.* (Leisure Time)	9,910	332,381
Wolverine World Wide, Inc. (Apparel)	18,829	591,607
Woodward Governor Co. (Electronics)	4,955	354,828
World Fuel Services Corp. (Retail)	4,955	246,759
X-Rite, Inc. (Electronics)	10,901	174,525
Yankee Candle Co., Inc.* (Household Products/Wares)	14,865	493,221
Zenith National Insurance Corp. (Insurance)	3,964	197,566
Zoll Medical Corp.* (Healthcare—Products)	4,955	170,452

See accompanying notes to the financial statements.

29

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments December 31, 2004

Common Stocks, continued
	Shares	Value
Zoran Corp.* (Semiconductors)	21,802	$252,467
Zymogenetics, Inc.* (Pharmaceuticals)	9,910	227,929

TOTAL COMMON STOCKS (Cost $268,442,157)		281,835,587

Repurchase Agreements (22.1%)
	Principal Amount
UBS, 1.50%, 1/3/05, dated 12/31/04, with a maturity value of $79,835,978 (Collateralized by $81,452,000 Federal National Mortgage Association, 2.44%, 1/5/05, market value $81,424,369)	$79,826,000	79,826,000

TOTAL REPURCHASE AGREEMENTS (Cost $79,826,000)		79,826,000

TOTAL INVESTMENT SECURITIES (Cost $348,268,157)—100.0%		361,661,587
Net other assets (liabilities)—NM		(98,751)

NET ASSETS—100.0%		$361,562,836

*	Non-income producing security
(a)	Escrowed security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $149,591,740)	2,294	$2,120,424
Russell 2000 Futures Contract expiring March 2005 (Underlying face amount at value $155,525,850)	477	5,638,617

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/28/05 (Underlying notional amount at value $18,425,545)	28,279	$214,551
Equity Index Swap Agreement based on the Russell 2000 Index expiring 3/1/05 (Underlying notional amount at value $118,837,091)	182,386	1,997,746

**	$32,000,000 of the market value of this security is held as collateral with the custodian for swap agreements.

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2004:

Industry	Percentage of Net Assets
Advertising	0.3%
Aerospace/Defense	1.5%
Agriculture	0.2%
Airlines	0.6%
Apparel	0.6%
Auto Parts & Equipment	1.0%

Industry	Percentage of Net Assets
Banks	7.9%
Beverages	NM
Biotechnology	1.4%
Building Materials	1.0%
Chemicals	1.5%
Commercial Services	3.8%
Computers	2.4%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	0.6%
Electric	1.7%
Electrical Components & Equipment	0.3%
Electronics	1.8%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.4%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare—Products	2.7%
Healthcare—Services	1.9%
Holding Companies—Diversified	0.1%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.1%
Internet	2.5%
Investment Companies	0.1%
Iron/Steel	0.8%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.6%
Machinery—Diversified	1.5%
Media	1.0%
Metal Fabricate/Hardware	0.6%
Mining	0.6%
Miscellaneous Manufacturing	1.6%
Office Furnishings	0.1%
Oil & Gas	3.0%
Oil & Gas Services	1.1%
Packaging & Containers	0.6%
Pharmaceuticals	2.6%
Real Estate	0.3%
Real Estate Investment Trust	5.4%
Retail	3.9%
Savings & Loans	1.5%
Semiconductors	2.3%
Software	2.4%
Telecommunications	2.3%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.1%
Other***	22.1%

***	Including debt securities, repurchase agreements, options purchased and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Bull ProFund, Small-Cap ProFund, UltraBull ProFund and UltraSmall-Cap ProFund (the “Funds”) as of December 31, 2004, and for the year then ended and have issued our unqualified report thereon dated March 7, 2005 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds’ investment portfolios (the “Portfolios”) as of December 31, 2004 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Columbus, Ohio

March 7, 2005

31

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The principal executive officer and principal financial officer, based on their evaluation as of a date within 90 days of the filing date of this report, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company of 1940) are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) A separate or combined certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets	Troy A. Sheets, Treasurer

Date March 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg	Louis M. Mayberg, President

Date March 11, 2005

By (Signature and Title)*	/s/ Troy A. Sheets	Troy A. Sheets, Treasurer

Date March 11, 2005

*	Print the name and title of each signing officer under his or her signature.